     As filed with the Securities and Exchange Commission on April 18, 1997
                     Registration Nos. 2-95973 and 811-4236

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-lA

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/


                     POST-EFFECTIVE AMENDMENT NO. 41                  /X/


                                       and

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT      /X/
                                     OF 1940


                            AMENDMENT NO. 42                          /X/


                                THE ONE GROUP(R)
               (Exact Name of Registrant as Specified in Charter)

                              1111 POLARIS PARKWAY
                                 P.O. BOX 710211
                            COLUMBUS, OHIO 43271-0211
                    (Address of Principal Executive Offices)

                                 (800) 480-4111
                         (Registrant's Telephone Number)

                                 GEORGE MARTINEZ
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (Name and Address of Agent for Service)

                                   Copies To:

              Alan G. Priest, Esquire            Michael V. Wible, Esquire
              Ropes & Gray                       Banc One Corporation
              One Franklin Square                100 East Broad Street, 18th Fl.
              1301 K Street, N.W., Suite 800E    Columbus, Ohio  43271
              Washington, D.C.  20005

It is proposed that this filing will become effective (check appropriate box)

             Immediately upon filing pursuant to paragraph (b)
       ----
             on (date) pursuant to paragraph (b)
       ----
         X   60 days after filing pursuant to paragraph (a)(1)
       ----
             on (DATE) pursuant to paragraph (a)(1)
       ----

             75 days after filing pursuant to paragraph (a)(2)
       ----
             on (DATE) pursuant to paragraph (a)(2)
       ----  of Rule 485.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section (a) (1) of Rule 24f-2. Rule 24f-2 Notice for the Registrant's fiscal year ending June 30, 1996 was filed on August 28, 1996.

THE ONE GROUP(R)

CROSS REFERENCE SHEET FOR EACH OFFERED PROSPECTUS
-------------------------------------------------


Form N-1A Part A Item                     Prospectus Caption
---------------------                     ------------------

1.   Cover Page ..................        Cover Page

2.   Synopsis ....................        Expense Summary

3.   Financial Highlights ........        Financial Highlights

4.   General Description                  Investment Objectives and
        of Registrant ............        Permissible Investments; Additional
                                          Investment Information; Other
                                          Information; How To Do Business with
                                          The One Group(R); Other Investment
                                          Policies; Description of Permitted
                                          Investments

5.   Management of the Fund ......        Management of the Funds; The
                                          Advisor; The Fund Managers, The
                                          Administrator; The Distributor;
                                          Other Information

6.   Capital Stock and Other              Investment Objectives and Permissible
        Securities ...............        Investments; How to Do Business
                                          with The One Group(R); Other
                                          Information

7.   Purchase of Securities               How To Do Business with
        Being Offered ............        The One Group(R)

8.   Redemption or Repurchase ....        How To Do Business with
                                          The One Group(R)

9.   Pending Legal Proceedings ...        Inapplicable

                                     PART A

           The One Group(R) U.S. Treasury Securities Money Market Fund
                    The One Group(R) Prime Money Market Fund
                  The One Group(R) Municipal Money Market Fund
                The One Group(R) Ohio Municipal Money Market Fund
                       The One Group(R) Income Equity Fund
                     The One Group(R) Disciplined Value Fund
                   The One Group(R) Growth Opportunities Fund
                       The One Group(R) Equity Index Fund
                The One Group(R) International Equity Index Fund
                    The One Group(R) Large Company Value Fund
                   The One Group(R) Large Company Growth Fund
                     The One Group(R) Asset Allocation Fund

                    The One Group(R) Gulf South Growth Fund
                       The One Group(R) Value Growth Fund
                 The One Group(R) Louisiana Municipal Bond Fund
                             The One Group(R) Income Fund

                The One Group(R) Intermediate Tax-Free Bond Fund
                     The One Group(R) Municipal Income Fund
                    The One Group(R) Ohio Municipal Bond Fund
                    The One Group(R) Texas Tax-Free Bond Fund
               The One Group(R) West Virginia Municipal Bond Fund
                  The One Group(R) Kentucky Municipal Bond Fund
                  The One Group(R) Arizona Municipal Bond Fund
                   The One Group(R) Treasury Money Market Fund
                The One Group(R) Treasury Only Money Market Fund
                  The One Group(R) Government Money Market Fund
                  The One Group(R) Tax-Exempt Money Market Fund
             The One Group(R) Institutional Prime Money Market Fund

The information required by Items 1 through 9 for the above-referenced Funds of The One Group(R) (the "Registrant") is hereby incorporated by reference to the Prospectuses for these Funds filed with the Securities and Exchange Commission under Rule 497(c) on November 5, 1996.

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                         BOND FUNDS COMBINED PROSPECTUS

                                 June   , 1997


                    THE ONE GROUP(R) INTERMEDIATE BOND FUND
                       THE ONE GROUP(R) INCOME BOND FUND
                     THE ONE GROUP(R) GOVERNMENT BOND FUND
                 THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND
                 THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND


This Prospectus describes five bond mutual funds (the "Funds"). Each Fund is a series of The One Group(R) (the "Trust"). Banc One Investment Advisors Corporation ("Banc One Advisors") serves as investment advisor to each Fund. Banc One Advisors currently manages more than $41 billion in assets.


The following three classes of shares are available to investors:

Class A and Class B shares are offered to the general public.

Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUNDS FOR INVESTMENT ADVISORY AND OTHER SERVICES.


The Trust is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. This Prospectus contains information about the Trust and the Funds that a prospective investor should know before investing. Please read this Prospectus carefully and retain it for future reference. A Statement of Additional Information dated November 1, 1996,
as amended June   , 1997, has been filed with the SEC and is available without charge by calling (800) 480-4111 or writing to the Distributor, The One Group(R) Services Company at 3435 Stelzer Road, Columbus, Ohio 43219. The Statement of Additional Information is incorporated into this Prospectus by reference. The Securities and Exchange Commission maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The One Group(R).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


SUMMARY................................................................................     3
ABOUT THE FUNDS........................................................................     4
  Expense Summary......................................................................     4
  Financial Highlights.................................................................    10
  The Funds............................................................................    20
  Investment Objectives and Permissible Investments....................................    20
  Additional Investment Information....................................................    21
  Risk Factors.........................................................................    23
HOW TO DO BUSINESS WITH THE ONE GROUP(R)...............................................    24
  How to Invest in The One Group.......................................................    24
  Alternative Sales Arrangements.......................................................    28
  Exchanges............................................................................    30
  Redemptions..........................................................................    31
MANAGEMENT OF THE FUNDS................................................................    32
  The Trustees.........................................................................    32
  The Advisor..........................................................................    32
  The Fund Managers....................................................................    33
  The Distributor......................................................................    33
  The Administrator....................................................................    34
  The Transfer Agent and Custodian.....................................................    34
  Counsel and Independent Accountants..................................................    35
OTHER INFORMATION......................................................................    35
  The Trust............................................................................    35
  Other Investment Policies............................................................    36
  Description of Permitted Investments.................................................    37
  Description of Ratings...............................................................    44
  Miscellaneous........................................................................    48
  Performance..........................................................................    48
  Taxes................................................................................    49


PROSPECTUS

SUMMARY

The Trust is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about various classes of shares of the Funds.

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES? Below is a brief overview of the Funds and their investment objectives. A more detailed discussion of the Funds' investment objectives and policies can be found in the Prospectus under the heading "Investment Objectives and Permissible Investments."

        THE ONE GROUP(R) INTERMEDIATE BOND FUND ("Intermediate Bond Fund") is a diversified mutual fund that seeks current income consistent with the preservation of capital through investments in high and medium-grade fixed-income securities with intermediate maturities.


        THE ONE GROUP(R) INCOME BOND FUND ("Income Bond Fund") is a diversified mutual fund that seeks a high level of current income by investing primarily in a diversified portfolio of high, medium, and low grade debt securities. The Income Bond Fund may invest up to 30% of its total assets in high yield bonds and similar securities in the lower rating categories. High yield securities are commonly known as "junk bonds."



        THE ONE GROUP(R) GOVERNMENT BOND FUND ("Government Bond Fund") is a diversified mutual fund that seeks a high level of current income with liquidity and safety of principal.



        THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND ("Ultra Short-Term Income Fund") is a diversified mutual fund that seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Ultra Short-Term Fund was formerly called The One Group(R) Government ARM Fund.


        THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND ("Limited Volatility Bond Fund") is a diversified mutual fund that seeks current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities.


WHAT ARE THE PERMITTED INVESTMENTS? The Intermediate Bond Fund, the Limited Volatility Bond Fund, the Income Bond Fund, and the Ultra Short-Term Income Fund invest in high and medium grade debt securities of all types with average maturities ranging from one to fifteen years. The Income Bond Fund also may invest in low grade debt securities. The Government Bond Fund invests in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. Several of the Funds may invest in preferred stock. The securities in which the Funds may invest are described in more detail in "Description of Permitted Investments."


WHO IS THE ADVISOR? Banc One Investment Advisors Corporation ("Banc One Advisors"), an indirect subsidiary of BANC ONE CORPORATION, serves as the advisor of the Trust. Banc One Advisors is entitled to a fee for advisory services provided to the Trust. Banc One Advisors may voluntarily agree to waive a part of its fees. A more detailed discussion regarding Banc One Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group(R) Services Company, serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Advisors serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Advisors receives a fee paid by the Administrator. Additional information regarding the Administrator can be found in the Prospectus under the heading "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."

WHO IS THE DISTRIBUTOR? The One Group(R) Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A and Class B shares of the Funds. No compensation is paid to the Distributor for distribution services for the Fiduciary Class shares of the Funds. The activities of the Distributor are discussed under the heading "The Distributor."

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions of shares of the Funds may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). Purchase and redemption procedures are explained in greater detail in "How to Invest in The One Group(R) " and "Redemptions."


HOW ARE DIVIDENDS PAID? For each Fund net investment income (exclusive of capital gains) is determined and declared daily and is distributed in the form of daily dividends to Shareholders of record as of the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. For a more detailed discussion of dividends, see "Dividends."


                                                                      PROSPECTUS

ABOUT THE FUNDS

EXPENSE SUMMARY -- THE ONE GROUP(R) CLASS A SHARES

----------------------------------------------------------------------------------------------------------
                                                     GOVERNMENT BOND FUND
                                                       INCOME BOND FUND       LIMITED VOLATILITY BOND FUND
                                                    INTERMEDIATE BOND FUND    ULTRA SHORT-TERM INCOME FUND
----------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases(2)
  (as a percentage of offering price)...............          4.50%                       3.00%
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or
  redemption proceeds, as applicable)...............           none                        none
Redemption Fees.....................................           none                        none
Exchange Fees.......................................           none                        none

ANNUAL OPERATING EXPENSES(3)
  (as a percentage of average daily net assets)


                                                       INVESTMENT                                   TOTAL
                                                        ADVISORY                                  OPERATING
                                                           FEE         12B-1 FEE                  EXPENSES
                                                       (AFTER FEE     (AFTER FEE      OTHER      (AFTER FEE
                                                       WAIVERS)(4)    WAIVERS)(5)    EXPENSES    WAIVERS)(6)
------------------------------------------------------------------------------------------------------------
The One Group(R) Intermediate Bond Fund.............       .40%           .25%         .27%          .92%
The One Group(R) Income Bond Fund...................       .40%           .25%         .21%          .86%
The One Group(R) Government Bond Fund...............       .45%           .25%         .24%          .94%
The One Group(R) Ultra Short-Term Income Fund.......       .30%           .25%         .30%          .85%
The One Group(R) Limited Volatility Bond Fund.......       .40%           .25%         .22%          .87%
------------------------------------------------------------------------------------------------------------


(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) A person who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such purchaser redeems any or all of the Class A shares prior to the first anniversary of purchase.

(3) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(4) Investment Advisory Fees have been revised to reflect fee waivers effective as of the date of this Prospectus. Banc One Advisors may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .60% for all classes of shares of the Intermediate Bond Fund, the Income Bond Fund and the Limited Volatility Bond Fund, and .55% for all classes of shares of the Ultra Short-Term Income Fund.

(5) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares. For a discussion of 12b-1 fees, see "The Distributor."


(6) Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Prospectus. Other Expenses are based on the Fund's expenses during the most recent fiscal year. Absent the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.22% for Class A Shares of the Intermediate Bond Fund, 1.16% for the Class A shares of the Income Bond Fund, 1.04% for the Class A shares of the Government Bond Fund, 1.20% for the Class A shares of the Ultra Short-Term Income Fund, and 1.17% for the Class A shares of the Limited Volatility Bond Fund.


PROSPECTUS

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A shares of the Fund, assuming: (1) imposition of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
The One Group(R) Intermediate Bond Fund............       $ 54          $ 73           $ 94           $ 153
The One Group(R) Income Bond Fund..................       $ 53          $ 71           $ 91           $ 146
The One Group(R) Government Bond Fund..............       $ 54          $ 74           $ 95           $ 155
The One Group(R) Ultra Short-Term Income Fund......       $ 38          $ 56           $ 76           $ 132
The One Group(R) Limited Volatility Bond Fund......       $ 39          $ 57           $ 77           $ 134
-------------------------------------------------------------------------------------------------------------


Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
The One Group(R) Intermediate Bond Fund............       $ 57          $ 82           $109           $ 186
The One Group(R) Income Bond Fund..................       $ 56          $ 80           $106           $ 180
The One Group(R) Government Bond Fund..............       $ 55          $ 77           $100           $ 166
The One Group(R) Ultra Short-Term Income Fund......       $ 42          $ 67           $ 94           $ 171
The One Group(R) Limited Volatility Bond Fund......       $ 42          $ 66           $ 92           $ 168
-------------------------------------------------------------------------------------------------------------


                                                                      PROSPECTUS

EXPENSE SUMMARY -- THE ONE GROUP(R) CLASS B SHARES

----------------------------------------------------------------------------------------------------------
                                                     GOVERNMENT BOND FUND
                                                       INCOME BOND FUND       LIMITED VOLATILITY BOND FUND
                                                    INTERMEDIATE BOND FUND    ULTRA SHORT-TERM INCOME FUND
----------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)...............           none                        none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as applicable)......          5.00%                       3.00%
Redemption Fees.....................................           none                        none
Exchange Fees.......................................           none                        none

ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily net assets)


                                                       INVESTMENT                                   TOTAL
                                                        ADVISORY                                  OPERATING
                                                          FEES        12B-1 FEES                  EXPENSES
                                                       (AFTER FEE     (AFTER FEE      OTHER      (AFTER FEE
                                                       WAIVERS)(3)    WAIVERS)(4)    EXPENSES    WAIVERS)(5)
------------------------------------------------------------------------------------------------------------
The One Group(R) Intermediate Bond Fund.............       .40%           .90%         .27%         1.57%
The One Group(R) Income Bond Fund...................       .40%           .90%         .21%         1.51%
The One Group(R) Government Bond Fund...............       .45%           .90%         .24%         1.59%
The One Group(R) Ultra Short-Term Income Fund.......       .30%           .75%         .30%         1.35%
The One Group(R) Limited Volatility Bond Fund.......       .40%           .75%         .22%         1.37%
------------------------------------------------------------------------------------------------------------


(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Investment Advisory Fees have been revised to reflect fee waivers effective as of the date of this Prospectus. Banc One Advisors may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .60% for all classes of shares of the Intermediate Bond Fund, the Income Bond Fund and the Limited Volatility Bond Fund, and .55% for all classes of shares of the Ultra Short-Term Income Fund.

(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be 1.00% for Class B shares. For a discussion of 12b-1 fees, see "The Distributor."


(5) Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Prospectus. Other Expenses are based on the Fund's expenses during the most recent fiscal year. Absent the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.87% for Class B Shares of the Intermediate Bond Fund, 1.81% for the Class B shares of the Income Bond Fund, 1.69% for the Class B shares of Government Bond Fund, 1.85% for the Class B shares of Ultra Short-Term Income Fund, and 1.82% for the Class B shares of Limited Volatility Bond Fund.


EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

Assuming a Complete Redemption at the End of the Period


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
The One Group(R) Intermediate Bond Fund............       $ 66          $ 80           $106           $ 169
The One Group(R) Income Bond Fund..................       $ 65          $ 78           $102           $ 163
The One Group(R) Government Bond Fund..............       $ 66          $ 80           $107           $ 172
The One Group(R) Ultra Short-Term Income Fund......       $ 44          $ 63           $ 74           $ 136
The One Group(R) Limited Volatility Bond Fund......       $ 44          $ 63           $ 75           $ 138
-------------------------------------------------------------------------------------------------------------


PROSPECTUS

Assuming No Redemption


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
The One Group(R) Intermediate Bond Fund............       $ 16          $ 50           $ 86           $ 169
The One Group(R) Income Bond Fund..................       $ 15          $ 48           $ 82           $ 163
The One Group(R) Government Bond Fund..............       $ 16          $ 50           $ 87           $ 172
The One Group(R) Ultra Short-Term Income Fund......       $ 14          $ 43           $ 74           $ 136
The One Group(R) Limited Volatility Bond Fund......       $ 14          $ 43           $ 75           $ 138
-------------------------------------------------------------------------------------------------------------


Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

Assuming a Complete Redemption at the End of the Period


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
The One Group(R) Intermediate Bond Fund............       $ 69          $ 89           $121           $ 202
The One Group(R) Income Bond Fund..................       $ 68          $ 87           $118           $ 196
The One Group(R) Government Bond Fund..............       $ 67          $ 83           $112           $ 183
The One Group(R) Ultra Short-Term Income Fund......       $ 49          $ 78           $100           $ 184
The One Group(R) Limited Volatility Bond Fund......       $ 48          $ 77           $ 99           $ 181


Assuming No Redemption


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
The One Group(R) Intermediate Bond Fund............       $ 19          $ 59           $101           $ 202
The One Group(R) Income Bond Fund..................       $ 18          $ 57           $ 98           $ 196
The One Group(R) Government Bond Fund..............       $ 17          $ 53           $ 92           $ 183
The One Group(R) Ultra Short-Term Income Fund......       $ 19          $ 58           $100           $ 184
The One Group(R) Limited Volatility Bond Fund......       $ 18          $ 57           $ 99           $ 181


Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" examples above reflect the effect of such conversion.

                                                                      PROSPECTUS

EXPENSE SUMMARY -- THE ONE GROUP(R) FIDUCIARY CLASS SHARES

----------------------------------------------------------------------------------------------------------
                                                     GOVERNMENT BOND FUND
                                                       INCOME BOND FUND       LIMITED VOLATILITY BOND FUND
                                                    INTERMEDIATE BOND FUND    ULTRA SHORT-TERM INCOME FUND
----------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases (as a
  percentage of offering price).....................           none                        none
Maximum Contingent Deferred Sales Charge (as a
  percentage of original purchase price or
  redemption proceeds, as applicable)...............           none                        none
Redemption Fees.....................................           none                        none
Exchange Fees.......................................           none                        none
----------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily net assets)


                                                        INVESTMENT                                  TOTAL
                                                         ADVISORY                                 OPERATING
                                                           FEES                                   EXPENSES
                                                        (AFTER FEE                    OTHER      (AFTER FEE
                                                        WAIVERS)(3)    12B-1 FEES    EXPENSES    WAIVERS)(4)
------------------------------------------------------------------------------------------------------------
The One Group(R) Intermediate Bond Fund..............       .40%          none         .27%          .67%
The One Group(R) Income Bond Fund....................       .40%          none         .21%          .61%
The One Group(R) Government Bond Fund................       .45%          none         .24%          .69%
The One Group(R) Ultra Short-Term Income Fund........       .30%          none         .30%          .60%
The One Group(R) Limited Volatility Bond Fund........       .40%          none         .22%          .62%
------------------------------------------------------------------------------------------------------------


(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Investment Advisory Fees have been revised to reflect fee waivers effective as of the date of this Prospectus. Banc One Advisors may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .60% for all classes of shares of the Intermediate Bond Fund, the Income Bond Fund and the Limited Volatility Bond Fund, and .55% for all classes of shares of the Ultra Short-Term Income Fund.


(4) Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Prospectus. Other Expenses are based on the Fund's expenses during the most recent fiscal year. Absent the voluntary reduction of Investment Advisory Fees, Total Operating Expenses would be .87% for Fiduciary Class shares of the Intermediate Bond Fund, .81% for the Fiduciary Class shares of the Income Bond Fund, .85% for the Fiduciary Class shares of Ultra Short-Term Income Fund, and .82% for the Fiduciary Class shares of Limited Volatility Bond Fund.


EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Fiduciary class shares of the Fund, assuming: (1) imposition of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
The One Group(R) Intermediate Bond Fund............       $  7          $ 21           $ 37           $  83
The One Group(R) Income Bond Fund..................       $  6          $ 20           $ 34           $  76
The One Group(R) Government Bond Fund..............       $  7          $ 22           $ 38           $  86
The One Group(R) Ultra Short-Term Income Fund......       $  6          $ 19           $ 33           $  75
The One Group(R) Limited Volatility Bond Fund......       $  6          $ 20           $ 35           $  77


PROSPECTUS

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
The One Group(R) Intermediate Bond Fund............       $  9          $ 28           $ 48           $ 107
The One Group(R) Income Bond Fund..................       $  8          $ 26           $ 45           $ 100
The One Group(R) Ultra Short-Term Income Fund......       $  9          $ 27           $ 47           $ 105
The One Group(R) Limited Volatility Bond Fund......       $  8          $ 26           $ 46           $ 101


The tables on pages 5-9 are designed to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The tables on pages 5-9 are designed to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The rules of the SEC require that the maximum sales charge be reflected in the above tables. However, investors in the Funds ("Shareholders") may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

The rules of the SEC require that the maximum sales charge be reflected in the above tables. However, investors in the Funds ("Shareholders") may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

FINANCIAL HIGHLIGHTS

The Trust was organized as a Massachusetts Business Trust on May 23, 1985. The Trust currently consists of 40 separate investment portfolios (the "funds"). Currently, shares in the Funds are offered in three separate classes: Class A shares, Class B shares and Fiduciary Class shares.


The following tables set forth certain financial information with respect to the Financial Highlights for Class A, Class B and Fiduciary Class shares of the Funds for the period from commencement of operations of each class of each Fund to December 31, 1996. The information from the commencement of operations to June 30, 1996 is a part of the financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Trust, whose report on the Trust's financial statements for the year ended June 30, 1996 appears in the Statement of Additional Information. The information for the period ended December 31, 1996 is unaudited. Further information about the Funds' performance is contained in the Annual Report to Shareholders, which may be obtained without charge from the Distributor by calling 1-800-480-4111 during business hours.


                                                                      PROSPECTUS

THE ONE GROUP(R) INTERMEDIATE BOND


FINANCIAL HIGHLIGHTS


For a share of each class outstanding throughout each period.



                                                                       INTERMEDIATE BOND FUND
                                               ----------------------------------------------------------------------
                                                                             FIDUCIARY
                                               ----------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                         YEARS ENDED JUNE 30,
                                               DECEMBER 31,    ------------------------------------------------------
                                                   1996          1996        1995       1994       1993      1992(A)
                                               ------------    --------    --------    -------    -------    --------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........     $   9.84      $  10.01    $   9.72    $ 10.51    $ 10.09    $ 10.00
                                                 --------      --------    --------    -------    -------    -------
Investment Activities
  Net investment income.....................         0.33          0.66        0.66       0.60       0.63       0.22
  Net realized and unrealized gains (losses)
    from investments and futures............         0.12         (0.17)       0.29      (0.67)      0.42       0.08
                                                 --------      --------    --------    -------    -------    -------
Total from Investment Activities............         0.45          0.49        0.95      (0.07)      1.05       0.30
                                                 --------      --------    --------    -------    -------    -------
Distributions
  Net investment income.....................        (0.33)        (0.66)      (0.66)     (0.60)     (0.63)     (0.21)
  In excess of net investment income........           --            --          --      (0.02)        --         --
  Net realized gains........................           --            --          --      (0.10)        --         --
                                                 --------      --------    --------    -------    -------    -------
Total Distributions.........................        (0.33)        (0.66)      (0.66)     (0.72)     (0.63)     (0.21)
                                                 --------      --------    --------    -------    -------    -------
Net Asset Value, End of Period..............     $   9.96      $   9.84    $  10.01    $  9.72    $ 10.51    $ 10.09
                                                 ========      ========    ========    =======    =======    =======
Total Return (Excludes Sales Charge)........         4.60%(c)      4.95%      10.15%     (0.74)%    10.67%      3.00% (c)
Ratios/Supplementary Data:
  Net Assets at end of period (000).........     $278,201      $230,812    $191,216    $98,483    $44,252    $23,457
  Ratio of expenses to average net assets...         0.52%(b)      0.54%       0.56%      0.32%      0.39%      0.36% (b)
  Ratio of net investment income to average
    net assets..............................         6.53%(b)      6.56%       6.88%      6.04%      6.14%      6.99% (b)
  Ratio of expenses to average net
    assets*.................................         0.81%(b)      0.87%       0.99%      0.87%      1.17%      1.33% (b)
  Ratio of net investment income to average
    net assets*.............................         6.24%(b)      6.23%       6.45%      5.49%      5.36%      6.02% (b)
  Portfolio Turnover (d)....................        26.00%       101.06%      99.71%     85.62%     21.51%     11.74%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) The Fund commenced operations February 28, 1992


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                                                                 INTERMEDIATE BOND FUND
                                                                          -------------------------------------
                                                                                         CLASS A
                                                                          -------------------------------------
                                                                           SIX MONTHS          YEARS ENDED
                                                                             ENDED              JUNE 30,
                                                                          DECEMBER 31,    ---------------------
                                                                              1996         1996         1995(A)
                                                                          ------------    -------       -------
                                                                          (UNAUDITED)
Net Asset Value, Beginning of Period...................................     $   9.87      $ 10.04       $ 9.45
                                                                             -------      -------       ------
Investment Activities
  Net investment income................................................         0.31         0.64         0.37
  Net realized and unrealized gains (losses) from investments and
    futures............................................................         0.12        (0.17)        0.59
                                                                             -------      -------       ------
Total from Investment Activities.......................................         0.43         0.47         0.96
                                                                             -------      -------       ------
Distributions
  Net investment income................................................        (0.31)       (0.64)       (0.37)
                                                                             -------      -------       ------
Total Distributions....................................................        (0.31)       (0.64)       (0.37)
                                                                             -------      -------       ------
Net Asset Value, End of Period.........................................     $   9.99      $  9.87       $10.04
                                                                             =======      =======       ======
Total Return (Excludes Sales Charge)...................................         4.46%(c)     4.77%       10.29% (c)
Ratios/Supplementary Data:
  Net Assets at end of period (000)....................................     $ 14,468      $13,706       $4,941
  Ratio of expenses to average net assets..............................         0.77%(b)     0.79%        0.83% (b)
  Ratio of net investment income to average net assets.................         6.28%(b)     6.31%        6.64% (b)
  Ratio of expenses to average net assets*.............................         1.15%(b)     1.22%        1.66% (b)
  Ratio of net investment income to average net assets*................         5.90%(b)     5.88%        5.81% (b)
  Portfolio Turnover (d)...............................................        26.00%      101.06%       99.71%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Class A Shares commenced operations November 30, 1994.


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


PROSPECTUS

THE ONE GROUP(R) INTERMEDIATE BOND FUND


FINANCIAL HIGHLIGHTS


For a share of each class outstanding throughout each period.



                                                                                  INTERMEDIATE BOND FUND
                                                                           ------------------------------------
                                                                                         CLASS B
                                                                           ------------------------------------
                                                                                               YEARS ENDED
                                                                                                 JUNE 30,
                                                                                           --------------------
                                                                                            1996        1995(A)
                                                                            SIX MONTHS     ------       -------
                                                                              ENDED
                                                                           DECEMBER 31,
                                                                               1996
                                                                           ------------
                                                                           (UNAUDITED)
Net Asset Value, Beginning of Period....................................      $ 9.83       $10.01       $ 9.45
                                                                              ------       ------       -------
Investment Activities
  Net investment income.................................................        0.28         0.58         0.23
  Net realized and unrealized gains (losses) from investments and
    futures.............................................................        0.13        (0.18)        0.56
                                                                              ------       ------       -------
Total from Investment Activities........................................        0.41         0.40         0.79
                                                                              ------       ------       -------
Distributions
  Net investment income.................................................       (0.28)       (0.58)       (0.23)
                                                                              ------       ------       -------
Total Distributions.....................................................       (0.28)       (0.58)       (0.23)
                                                                              ------       ------       -------
Net Asset Value, End of Period..........................................      $ 9.96       $ 9.83       $10.01
                                                                              ======       ======       =======
Total Return (Excludes Sales Charge)....................................        4.23%(c)     4.10%        8.22% (c)
Ratios/Supplementary Data:
  Net Assets at end of period (000).....................................      $7,716       $6,077       $  266
  Ratio of expenses to average net assets...............................        1.42%(b)     1.44%        1.51% (b)
  Ratio of net investment income to average net assets..................        5.63%(b)     5.66%        6.15% (b)
  Ratio of expenses to average net assets*..............................        1.82%(b)     1.87%        2.34% (b)
  Ratio of net investment income to average net assets*.................        5.23%(b)     5.23%        5.31% (b)
  Portfolio Turnover (d)................................................       26.00%      101.06%       99.71%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) The Fund commenced operations on November 30, 1994.


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                      PROSPECTUS

THE ONE GROUP(R) INCOME BOND FUND


FINANCIAL HIGHLIGHTS

For a share of each class outstanding throughout each period.



                                                                             INCOME BOND FUND
                                                --------------------------------------------------------------------------
                                                                                FIDUCIARY
                                                --------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                           YEARS ENDED JUNE 30,
                                                DECEMBER 31,     ---------------------------------------------------------
                                                    1996           1996        1995        1994         1993        1992
                                                ------------     --------    --------    --------     --------    --------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period.........     $   9.33       $   9.54    $   9.23    $  10.43     $  10.18    $   9.59
                                                  --------       --------    --------    --------     --------    --------
Investment Activities
  Net investment income......................         0.32           0.65        0.64        0.54         0.66        0.71
  Net realized and unrealized gains (losses)
    from investments and futures.............         0.13          (0.21)       0.35       (0.74)        0.38        0.59
                                                  --------       --------    --------    --------     --------    --------
Total from Investment Activities.............         0.45           0.44        0.99       (0.20)        1.04        1.30
                                                  --------       --------    --------    --------     --------    --------
Distributions
  Net investment income......................        (0.32)         (0.65)      (0.64)      (0.57)       (0.66)      (0.71)
  Net realized gains.........................           --             --       (0.04)      (0.43)       (0.13)         --
                                                  --------       --------    --------    --------     --------    --------
Total Distributions..........................        (0.32)         (0.65)      (0.68)      (1.00)       (0.79)      (0.71)
                                                  --------       --------    --------    --------     --------    --------
Net Asset Value, End of Period...............     $   9.46       $   9.33    $   9.54    $   9.23     $  10.43    $  10.18
                                                  ========       ========    ========    ========     ========    ========
Total Return (Excludes Sales Charge).........         4.92%(b)       4.62%      11.29%      (2.54)%      10.62%      13.85%
Ratios/Supplementary Data:
  Net Assets at end of period (000)..........     $584,762       $520,239    $474,124    $560,071     $483,291    $376,898
  Ratio of expenses to average net assets....         0.59%(a)       0.59%       0.59%       0.53%        0.56%       0.49%
  Ratio of net investment income to average
    net assets...............................         6.78%(a)       6.76%       6.94%       5.35%        6.44%       7.18%
  Ratio of expenses to average net assets*...         0.79%(a)       0.81%       0.86%       0.85%        0.90%       1.04%
  Ratio of net investment income to average
    net assets*..............................         6.58%(a)       6.54%       6.67%       5.03%        6.10%       6.63%
  Portfolio Turnover (c).....................        21.77%         95.52%     262.25%     131.04%      143.52%      32.50%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Annualized.


(b) Not annualized.


(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                                                              INCOME BOND FUND
                                                    ---------------------------------------------------------------------
                                                                                   CLASS A
                                                    ---------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                         YEARS ENDED JUNE 30,
                                                    DECEMBER 31,     ----------------------------------------------------
                                                        1996          1996       1995       1994        1993      1992(A)
                                                    ------------     -------    -------    -------     -------    -------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period..............    $   9.32       $  9.54    $  9.22    $ 10.43     $ 10.16    $10.06
                                                      --------       -------    -------    -------     -------    ------
Investment Activities
  Net investment income...........................        0.31          0.63       0.61       0.52        0.63      0.26
  Net realized and unrealized gains (losses) from
    investments and futures.......................        0.13         (0.23)      0.36      (0.75)       0.41      0.11
                                                      --------       -------    -------    -------     -------    ------
Total from Investment Activities..................        0.44          0.40       0.97      (0.23)       1.04      0.37
                                                      --------       -------    -------    -------     -------    ------
Distributions
  Net investment income...........................       (0.31)        (0.62)     (0.60)     (0.55)      (0.64)    (0.27)
  In excess of net investment income..............          --            --      (0.01)        --          --        --
  Net realized gains..............................          --            --      (0.04)     (0.43)      (0.13)       --
                                                      --------       -------    -------    -------     -------    ------
Total Distributions...............................       (0.31)        (0.62)     (0.65)     (0.98)      (0.77)    (0.27)
                                                      --------       -------    -------    -------     -------    ------
Net Asset Value, End of Period....................    $   9.45       $  9.32    $  9.54    $  9.22     $ 10.43    $10.16
                                                      ========       =======    =======    =======     =======    ======
Total Return (Excludes Sales Charge)..............        4.79%(c)      4.26%     10.90%     (2.33)%     10.58%    10.16% (b)
Ratios/Supplementary Data:
  Net Assets at end of period (000)...............    $ 12,527       $10,127    $ 6,796    $ 5,347     $ 7,064    $  188
  Ratio of expenses to average net assets.........        0.84%(b)      0.84%      1.01%      0.78%       0.77%     0.97% (b)
  Ratio of net investment income to average net
    assets........................................        6.53%(b)      6.51%      6.57%      5.25%       6.12%     6.58% (b)
  Ratio of expenses to average net assets*........        1.14%(b)      1.16%      1.38%      1.20%       1.26%     1.27% (b)
  Ratio of net investment income to average net
    assets*.......................................        6.23%(b)      6.19%      6.20%      4.83%       5.63%     6.28% (b)
  Portfolio Turnover (d)..........................       21.77%        95.52%    262.25%    131.04%     143.52%    32.50%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Class A commenced offering on February 18, 1992.


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


PROSPECTUS

THE ONE GROUP(R) INCOME BOND FUND



FINANCIAL HIGHLIGHTS


For a share of each class outstanding throughout each period.



                                                                                    INCOME BOND FUND
                                                                      ---------------------------------------------
                                                                                         CLASS B
                                                                      ---------------------------------------------
                                                                       SIX MONTHS
                                                                         ENDED             YEARS ENDED JUNE 30,
                                                                      DECEMBER 31,     ----------------------------
                                                                          1996          1996      1995      1994(A)
                                                                      ------------     ------    -------    -------
                                                                      (UNAUDITED)
Net Asset Value, Beginning of Period...............................      $ 9.40        $ 9.62    $  9.29    $  9.97
                                                                         ------        ------    -------    -------
Investment Activities
  Net investment income............................................        0.28          0.56       0.56       0.17
  Net realized and unrealized gains (losses) from investments and
    futures........................................................        0.14         (0.21)      0.38      (0.70)
                                                                         ------        ------    -------    -------
Total from Investment Activities...................................        0.42          0.35       0.94      (0.53)
                                                                         ------        ------    -------    -------
Distributions
  Net investment income............................................       (0.28)        (0.57)     (0.57)     (0.15)
  Net realized gains...............................................          --            --      (0.04)        --
                                                                         ------        ------    -------    -------
Total Distributions................................................       (0.28)        (0.57)     (0.61)     (0.15)
                                                                         ------        ------    -------    -------
Net Asset Value, End of Period.....................................      $ 9.54        $ 9.40    $  9.62    $  9.29
                                                                         ======        ======    =======    =======
Total Return (Excludes Sales Charge)...............................        4.56%(c)      3.65%     10.63%     (5.29)%(c)
Ratios/Supplementary Data:
  Net Assets at end of period (000)................................      $9,075        $6,110    $ 1,887    $   723
  Ratio of expenses to average net assets..........................        1.49%(b)      1.49%      1.49%      1.45%(b)
  Ratio of net investment income to average net assets.............        5.88%(b)      5.86%      6.16%      5.20%(b)
  Ratio of expenses to average net assets*.........................        1.81%(b)      1.81%      1.86%      1.84%(b)
  Ratio of net investment income to average net assets*............        5.56%(b)      5.54%      5.80%      4.81%(b)
  Portfolio Turnover (c)...........................................       21.77%        95.52%    262.25%    131.04%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Class B Shares commenced offering on January 17, 1994.


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                                                                           INCOME BOND FUND
                                                                                       ------------------------
                                                                                        SERVICE/RETIREMENT(A)
                                                                                       ------------------------
                                                                                         YEARS ENDED JUNE 30,
                                                                                       ------------------------
                                                                                        1995             1994
                                                                                       -------          -------
Net Asset Value, Beginning of Period................................................   $  9.05          $  9.97
                                                                                       --------         --------
Investment Activities
  Net investment income.............................................................      0.49             0.12
  Net realized and unrealized gains (losses) from investments and futures...........      0.40            (0.94)
                                                                                       --------         --------
Total from Investment Activities....................................................      0.89            (0.82)
                                                                                       --------         --------
Distributions
  Net investment income.............................................................     (0.51)           (0.10)
  Net realized gains................................................................     (0.04)              --
                                                                                       --------         --------
Total Distributions.................................................................     (0.55)           (0.10)
                                                                                       --------         --------
Net Asset Value, End of Period......................................................   $  9.39          $  9.05
                                                                                       ========         ========
Total Return (Excludes Sales Charge)................................................          (a)         (8.24)%(c)
Ratios/Supplementary Data:
  Net Assets at end of period (000).................................................   $    --          $    57
  Ratio of expenses to average net assets...........................................      1.24%(b)         1.30%(b)
  Ratio of net investment income to average net assets..............................      5.85%(b)         5.28%(b)
  Ratio of expenses to average net assets*..........................................      1.53%(b)         1.59%(b)
  Ratio of net investment income to average net assets*.............................      5.57%(b)         4.99%(b)
  Portfolio Turnover (d)............................................................    262.25%          131.04%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) The Service Shares commenced offering on January 17, 1994 when they were designed as "Retirement Shares". On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service shares transferred to Class A Shares, and as of June 30, 1995 and 1996, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 9.93%.


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                      PROSPECTUS

THE ONE GROUP(R) GOVERNMENT BOND FUND


FINANCIAL HIGHLIGHTS


For a share of each class outstanding throughout each period.



                                                                      GOVERNMENT BOND FUND
                                               -------------------------------------------------------------------
                                                                            FIDUCIARY
                                               -------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                        YEARS ENDED JUNE 30,
                                               DECEMBER 31,      -------------------------------------------------
                                                   1996            1996          1995          1994        1993(A)
                                               ------------      --------      --------      --------      -------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........     $   9.56        $   9.81      $   9.35      $  10.15      $10.00
                                                 --------        --------      --------      --------      -------
Investment Activities
  Net investment income.....................         0.31            0.62          0.62          0.51        0.20
  Net realized and unrealized gains (losses)
    from investments and futures............         0.15           (0.25)         0.46         (0.77)      (0.15)
                                                 --------        --------      --------      --------      -------
Total from Investment Activities............         0.46            0.37          1.08         (0.26)       0.35
                                                 --------        --------      --------      --------      -------
Distributions
  Net investment income.....................        (0.31)          (0.62)        (0.61)        (0.50)      (0.20)
  In excess of net investment income........           --              --         (0.01)        (0.02)         --
  In excess of net realized gains...........           --              --            --         (0.02)         --
                                                 --------        --------      --------      --------      -------
Total Distributions.........................        (0.31)          (0.62)        (0.62)        (0.54)      (0.20)
                                                 --------        --------      --------      --------      -------
Net Asset Value, End Of Period..............     $   9.71        $   9.56      $   9.81      $   9.35      $10.15
                                                 ========        ========      ========      ========      =======
Total Return (Excludes Sales Charge)........         4.90%(c)        3.81%        12.04%        (2.73)%      9.03% (b)
Ratios/Supplementary Data:
  Net Assets at end of period (000).........     $668,024        $677,326      $379,826      $209,692      $52,152
  Ratio of expenses to average net assets...         0.63%(b)        0.68%         0.71%         0.68%       0.69% (b)
  Ratio of net investment income to average
    net assets..............................         6.42%(b)        6.34%         6.65%         5.13%       5.43% (b)
  Ratio of expenses to average net
    assets*.................................         0.66%(b)        0.69%         0.73%         0.71%       1.05% (b)
  Ratio of net investment income to average
    net assets*.............................         6.39%(b)        6.33%         6.63%         5.10%       5.07% (b)
  Portfolio Turnover (c)....................        22.24%          62.70%       106.14%       377.78%     139.24%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) The Fund commenced offering on February 8, 1993.


(b) Annualized.


(c) Not Annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                                                        GOVERNMENT BOND FUND
                                                   ---------------------------------------------------------------
                                                                               CLASS A
                                                   ---------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                      YEARS ENDED JUNE 30,
                                                   DECEMBER 31,      ---------------------------------------------
                                                       1996           1996         1995         1994       1993(A)
                                                   ------------      -------      -------      -------     -------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period............     $   9.56        $  9.81      $  9.35      $ 10.17     $10.22
                                                      -------        -------      -------      -------     -------
Investment Activities
  Net investment income.........................         0.30           0.60         0.61         0.48       0.17
  Net realized and unrealized gains (losses)
    from investments and futures................         0.15          (0.25)        0.45        (0.79)     (0.05)
                                                      -------        -------      -------      -------     -------
Total from Investment Activities................         0.45           0.35         1.06        (0.31)      0.12
                                                      -------        -------      -------      -------     -------
Distributions
  Net investment income.........................        (0.30)         (0.60)       (0.59)       (0.47)     (0.17)
  In excess of net investment income............           --             --        (0.01)       (0.02)        --
  In excess of net realized gains...............           --             --           --        (0.02)        --
                                                      -------        -------      -------      -------     -------
Total Distributions.............................        (0.30)         (0.60)       (0.60)       (0.51)     (0.17)
                                                      -------        -------      -------      -------     -------
Net Asset Value, End of Period..................     $   9.71        $  9.56      $  9.81      $  9.35     $10.17
                                                      =======        =======      =======      =======     =======
Total Return (Excludes Sales Charge)............         4.77%(c)       3.58%       11.84%       (3.16)%     5.35% (b)
Ratios/Supplementary Data:
  Net Assets at end of period (000).............     $ 37,606        $38,800      $ 8,130      $ 1,690     $  840
  Ratio of expenses to average net assets.......         0.88%(b)       0.93%        0.97%        0.92%      0.95% (b)
  Ratio of net investment income to average net
    assets......................................         6.17%(b)       6.09%        6.46%        4.84%      5.56% (b)
  Ratio of expenses to average net assets*......         1.01%(b)       1.04%        1.09%        1.05%      1.44% (b)
  Ratio of net investment income to average net
    assets*.....................................         6.04%(b)       5.98%        6.34%        4.71%      5.07% (b)
  Portfolio Turnover (c)........................        22.24%         62.70%      106.14%      377.78%    139.24%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Class A Shares commenced offering on March 5, 1993.


(b) Annualized.


(c) Not Annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


PROSPECTUS

THE ONE GROUP(R) GOVERNMENT BOND FUND


FINANCIAL HIGHLIGHTS


For a share of each class outstanding throughout each period.



                                                                             GOVERNMENT BOND FUND
                                                             ----------------------------------------------------
                                                                                   CLASS B
                                                             ----------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                 YEARS ENDED JUNE 30,
                                                             DECEMBER 31,      ----------------------------------
                                                                 1996           1996         1995        1994(A)
                                                             ------------      -------      -------      --------
Net Asset Value, Beginning of Period......................     $   9.56        $  9.81      $  9.35      $ 10.04
                                                                -------        -------      -------      -------
Investment Activities
  Net investment income...................................         0.27           0.54         0.55         0.18
  Net realized and unrealized gains (losses) from
    investments and futures...............................         0.15          (0.25)        0.46        (0.69)
                                                                -------        -------      -------      -------
Total from Investment Activities..........................         0.42           0.29         1.01        (0.51)
                                                                -------        -------      -------      -------
Distributions
  Net investment income...................................        (0.27)         (0.54)       (0.55)       (0.16)
  In excess of net investment income......................           --             --           --        (0.02)
  In excess of net realized gains.........................           --             --           --           --
                                                                -------        -------      -------      -------
Total Distributions.......................................        (0.27)         (0.54)       (0.55)       (0.18)
                                                                -------        -------      -------      -------
Net Asset Value, End of Period............................     $   9.71        $  9.56      $  9.81      $  9.35
                                                                =======        =======      =======      =======
Total Return (Excludes Sales Charge)......................         4.43%(c)       2.95%       11.20%       (4.99)% (c)
Ratios/Supplementary Data:
  Net Assets at end of period (000).......................     $ 11,316        $10,782      $ 2,513      $   656
  Ratio of expenses to average net assets.................         1.53%(b)       1.58%        1.62%        1.52% (b)
  Ratio of net investment income to average net assets....         5.52%(b)       5.44%        5.76%        4.60% (b)
  Ratio of expenses to average net assets*................         1.66%(b)       1.69%        1.74%        1.63% (b)
  Ratio of net investment income to average net assets*...         5.39%(b)       5.33%        5.64%        4.49% (b)
  Portfolio Turnover (d)..................................        22.24%         62.70%      106.14%      377.78%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Class B Shares commenced offering on January 14, 1994.


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                                                                            GOVERNMENT BOND FUND
                                                                                            --------------------
                                                                                            SERVICE/RETIREMENT(A)
                                                                                            --------------------
                                                                                                 YEAR ENDED
                                                                                               JUNE 30, 1995
                                                                                            --------------------
Net Asset Value, Beginning of Period.....................................................         $   9.32
                                                                                                   -------
Investment Activities
  Net investment income..................................................................             0.44
  Net realized and unrealized gains (losses) from investments and futures................             0.46
                                                                                                   -------
Total from Investment Activities.........................................................             0.90
                                                                                                   -------
Distributions
  Net investment income..................................................................            (0.44)
                                                                                                   -------
Total Distributions......................................................................            (0.44)
                                                                                                   -------
Net Asset Value, End of Period...........................................................         $   9.78
                                                                                                   =======
Total Return (Excludes Sales Charge).....................................................               --(a)
Ratios/Supplementary Data:
  Net Assets at end of period (000)......................................................         $     --
  Ratio of expenses to average net assets................................................             1.64%(b)
  Ratio of net investment income to average net assets...................................             6.65%(b)
  Ratio of expenses to average net assets*...............................................             1.66%(b)
  Ratio of net investment income to average net assets*..................................             6.62%(b)
  Portfolio Turnover (c).................................................................           106.14%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) The Service Shares commenced offering on July 15, 1994 when they were designated as "Retirement Shares". On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service shares transferred to Class A Shares, and as of June 30, 1996 and 1995, there were no shareholders in the Service Class. The return for the period from July 15, 1994 to June 1, 1995 for the Service Shares was 9.59%.


(b) Annualized.


(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                      PROSPECTUS

THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND

FINANCIAL HIGHLIGHTS

For a share of each class outstanding throughout each period.



                                                                      ULTRA SHORT-TERM INCOME FUND
                                                     --------------------------------------------------------------
                                                                               FIDUCIARY
                                                     --------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                      YEARS ENDED JUNE 30,
                                                     DECEMBER 31,      --------------------------------------------
                                                         1996            1996        1995        1994      1993(A)
                                                     ------------      --------    --------    --------    --------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period.................   $   9.79       $   9.84    $   9.85    $  10.03    $  10.00
                                                        -------         -------     -------    --------    --------
Investment Activities
  Net investment income..............................       0.31           0.62        0.55        0.36        0.17
  Net realized and unrealized gains (losses) from
    investments and futures..........................       0.04          (0.07)      (0.05)      (0.15)       0.03
                                                        -------         -------     -------    --------    --------
Total from Investment Activities.....................       0.35           0.55        0.50        0.21        0.20
                                                        -------         -------     -------    --------    --------
Distributions
  Net investment income..............................      (0.30)         (0.60)      (0.48)      (0.37)      (0.17)
  In excess of net investment income.................         --             --       (0.03)      (0.02)         --
                                                        -------         -------     -------    --------    --------
Total Distributions..................................      (0.30)         (0.60)      (0.51)      (0.39)      (0.17)
                                                        -------         -------     -------    --------    --------
Net Asset Value, End of Period.......................   $   9.84       $   9.79    $   9.84    $   9.85    $  10.03
                                                        =======         =======     =======    ========    ========
Total Return (Excludes Sales Charge).................       3.70%(c)       5.71%       5.14%       2.16%       4.93%(b)
Ratios/Supplementary Data:
  Net Assets at end of period (000)..................   $ 72,650       $ 57,276    $ 51,050    $139,593    $154,413
  Ratio of expenses to average net assets............       0.32%(b)       0.45%       0.61%       0.65%       0.58%(b)
  Ratio of net investment income to average net
    assets...........................................       6.05%(b)       6.20%       5.18%       3.70%       4.71%(b)
  Ratio of expenses to average net assets*...........       0.82%(b)       1.06%       1.01%       0.81%       1.03%(b)
  Ratio of net investment income to average net
    assets*..........................................       5.55%(b)       5.59%       4.78%       3.54%       4.26%(b)
  Portfolio Turnover (d).............................      19.81%         67.65%       2.91%     242.20%     109.96%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) The Fund commenced operations on February 2, 1993.


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                                                       ULTRA SHORT-TERM INCOME FUND
                                                         ---------------------------------------------------------
                                                                                  CLASS A
                                                         ---------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                    YEARS ENDED JUNE 30,
                                                         DECEMBER 31,       --------------------------------------
                                                             1996            1996      1995      1994      1993(A)
                                                         ------------       ------    ------    -------    -------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period.....................    $ 9.78         $ 9.83    $ 9.84    $ 10.03    $10.00
                                                            ------          ------    ------    -------    -------
Investment Activities
  Net investment income..................................      0.29           0.58      0.52       0.36      0.14
  Net realized and unrealized gains (losses) from
    investments and futures..............................      0.05          (0.06)    (0.06)     (0.17)     0.03
                                                            ------          ------    ------    -------    -------
Total from Investment Activities.........................      0.34           0.52      0.46       0.19      0.17
                                                            ------          ------    ------    -------    -------
Distributions
  Net investment income..................................     (0.29)         (0.57)    (0.46)     (0.34)    (0.14)
  In excess of net investment income.....................        --             --     (0.01)     (0.04)       --
                                                            ------          ------    ------    -------    -------
Total Distributions......................................     (0.29)         (0.57)    (0.47)     (0.38)    (0.14)
                                                            ------          ------    ------    -------    -------
Net Asset Value, End of Period...........................    $ 9.83         $ 9.78    $ 9.83    $  9.84    $10.03
                                                            ======          ======    ======    =======    =======
Total Return (Excludes Sales Charge).....................      3.48%(c)       5.42%     4.84%      1.95%     4.78%(b)
Ratios/Supplementary Data:
  Net Assets at end of period (000)......................    $5,277         $3,969    $4,631    $19,053    $3,106
  Ratio of expenses to average net assets................      0.57%(b)       0.70%     0.86%      0.89%     0.81%(b)
  Ratio of net investment income to average net assets...      5.79%(b)       5.95%     4.88%      3.54%     4.47%(b)
  Ratio of expenses to average net assets*...............      1.21%(b)       1.41%     1.36%      1.14%     1.34%(b)
  Ratio of net investment income to average net
    assets*..............................................      5.15%(b)       5.24%     4.38%      3.29%     3.95%(b)
  Portfolio Turnover (d).................................     19.81%         67.65%     2.91%    242.20%   109.96%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



(a) The Fund commenced offering on March 10, 1993.


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


PROSPECTUS

THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND



FINANCIAL HIGHLIGHTS


For a share of each class outstanding throughout each period.



                                                                          ULTRA SHORT-TERM INCOME FUND
                                                                -------------------------------------------------
                                                                                     CLASS B
                                                                -------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED               YEARS ENDED JUNE 30,
                                                                DECEMBER 31,      -------------------------------
                                                                    1996           1996        1995       1994(A)
                                                                ------------      ------      ------      -------
                                                                (UNAUDITED)
                                                                ------------
Net Asset Value, Beginning of Period.........................      $ 9.76         $ 9.84      $ 9.86      $ 9.98
                                                                   ------         ------      ------      -------
Investment Activities
  Net investment income......................................        0.26           0.52        0.47        0.12
  Net realized and unrealized gains (losses) from investments
    and futures..............................................        0.04          (0.07)      (0.04)      (0.11)
                                                                   ------         ------      ------      -------
Total from Investment Activities.............................        0.30           0.45        0.43        0.01
                                                                   ------         ------      ------      -------
Distributions
  Net investment income......................................       (0.27)         (0.53)      (0.45)      (0.12)
  In excess of net investment income.........................          --             --          --       (0.01)
                                                                   ------         ------      ------      -------
Total Distributions..........................................       (0.27)         (0.53)      (0.45)      (0.13)
                                                                   ------         ------      ------      -------
Net Asset Value, End of Period...............................      $ 9.79         $ 9.76      $ 9.84      $ 9.86
                                                                   ======         ======      ======      =======
Total Return (Excludes Sales Charge).........................        3.13%(c)       4.63%       4.77%      (0.09)% (c)
Ratios/Supplementary Data:
  Net Assets at end of period (000)..........................      $1,675         $1,144      $  160      $   15
  Ratio of expenses to average net assets....................        1.22%(b)       1.20%       1.31%       1.41% (b)
  Ratio of net investment income to average net assets.......        5.15%(b)       5.45%       4.91%       3.49% (b)
  Ratio of expenses to average net assets*...................        1.81%(b)       2.06%       1.96%       1.83% (b)
  Ratio of net investment income to average net assets*......        4.56%(b)       4.59%       4.26%       3.07% (b)
  Portfolio Turnover (d).....................................       19.81%         67.65%       2.91%     242.20%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) The Fund commenced offering on January 14, 1994.


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                      PROSPECTUS

THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND

FINANCIAL HIGHLIGHTS

For a share of each class outstanding throughout each period.



                                                                       LIMITED VOLATILITY BOND FUND
                                                 -------------------------------------------------------------------------
                                                                                 FIDUCIARY
                                                 -------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                           YEARS ENDED JUNE 30,
                                                 DECEMBER 31,     --------------------------------------------------------
                                                     1996           1996        1995        1994        1993        1992
                                                 ------------     --------    --------    --------    --------    --------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period..........     $  10.42       $  10.53    $  10.33    $  10.87    $  10.72    $  10.26
                                                   --------       --------    --------    --------    --------    --------
Investment Activities
  Net investment income.......................         0.32           0.64        0.60        0.54        0.61        0.70
  Net realized and unrealized gains (losses)
    from investments and futures..............         0.06          (0.11)       0.19       (0.45)       0.25        0.47
                                                   --------       --------    --------    --------    --------    --------
Total from Investment Activities..............         0.38           0.53        0.79        0.09        0.86        1.17
                                                   --------       --------    --------    --------    --------    --------
Distributions
  Net investment income.......................        (0.32)         (0.64)      (0.59)      (0.55)      (0.62)      (0.70)
  In excess of net investment income..........           --             --          --       (0.02)         --          --
  Net realized gains..........................           --             --          --       (0.06)      (0.09)      (0.01)
                                                   --------       --------    --------    --------    --------    --------
Total Distributions...........................        (0.32)         (0.64)      (0.59)      (0.63)      (0.71)      (0.71)
                                                   --------       --------    --------    --------    --------    --------
Net Asset Value, End of Period................     $  10.48       $  10.42    $  10.53    $  10.33    $  10.87    $  10.72
                                                   ========       ========    ========    ========    ========    ========
Total Return (Excludes Sales Charge)..........         3.65%(b)       5.13%       7.96%       0.79%       8.27%      11.75%
Ratios/Supplementary Data:
  Net Assets at end of period (000)...........     $589,229       $604,916    $410,746    $447,394    $397,820    $301,907
  Ratio of expenses to average net assets.....         0.51%(a)       0.51%       0.52%       0.50%       0.56%       0.52%
  Ratio of net investment income to average
    net assets................................         5.98%(a)       6.06%       5.82%       5.10%       5.70%       6.63%
  Ratio of expenses to average net assets*....         0.81%(a)       0.82%       0.85%       0.85%       0.90%       1.04%
  Ratio of net investment income to average
    net assets*...............................         5.68%(a)       5.75%       5.49%       4.75%       5.36%       6.11%
  Portfolio Turnover (c)......................        21.27%         75.20%      76.43%      30.61%      40.28%      43.87%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Annualized.


(b) Not annualized.


(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                                                        LIMITED VOLATILITY BOND FUND
                                                    --------------------------------------------------------------------
                                                                                  CLASS A
                                                    --------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                        YEARS ENDED JUNE 30,
                                                    DECEMBER 31,     ---------------------------------------------------
                                                        1996          1996       1995       1994       1993      1992(A)
                                                    ------------     -------    -------    -------    -------    -------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............     $  10.41       $ 10.52    $ 10.32    $ 10.87    $ 10.72    $10.61
                                                       -------       -------    -------    -------    -------     -----
Investment Activities
  Net investment income..........................         0.30          0.63       0.56       0.52       0.59      0.24
  Net realized and unrealized gains (losses) from
    investments and futures......................         0.07         (0.13)      0.21      (0.46)      0.24      0.13
                                                       -------       -------    -------    -------    -------     -----
Total from Investment Activities.................         0.37          0.50       0.77       0.06       0.83      0.37
                                                       -------       -------    -------    -------    -------     -----
Distributions
  Net investment income..........................         0.30         (0.61)     (0.56)     (0.51)     (0.59)    (0.26)
  In excess of net investment income.............           --            --      (0.01)     (0.04)        --        --
  Net realized gains.............................           --            --         --      (0.06)     (0.09)       --
                                                       -------       -------    -------    -------    -------     -----
Total Distributions..............................        (0.30)        (0.61)     (0.57)     (0.61)     (0.68)    (0.26)
                                                       -------       -------    -------    -------    -------     -----
Net Asset Value, End of Period...................     $  10.48       $ 10.41    $ 10.52    $ 10.32    $ 10.87    $10.72
                                                       =======       =======    =======    =======    =======     =====
Total Return (Excludes Sales Charge).............         3.60%(c)      4.86%      7.67%      0.49%      8.04%     9.84% (b)
Ratios/Supplementary Data:
  Net Assets at end of period (000)..............     $ 20,953       $21,343    $12,516    $15,216    $15,719    $  161
  Ratio of expenses to average net assets........         0.76%(b)      0.76%      0.77%      0.75%      0.76%     0.99% (b)
  Ratio of net investment income to average net
    assets.......................................         5.73%(b)      5.81%      5.57%      4.92%      5.35%     5.95% (b)
  Ratio of expenses to average net assets*.......         1.15%(b)      1.17%      1.20%      1.20%      1.27%     1.29% (b)
  Ratio of net investment income to average net
    assets*......................................         5.34%(b)      5.40%      5.14%      4.47%      4.84%     5.65% (b)
  Portfolio Turnover (d).........................        21.27%        75.20%     76.43%     30.61%     40.28%    43.87%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Class A Shares commenced offering on February 18, 1992.


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

PROSPECTUS

THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND


FINANCIAL HIGHLIGHTS


For a share of each class outstanding throughout each period.



                                                                          LIMITED VOLATILITY BOND FUND
                                                                 -----------------------------------------------
                                                                                     CLASS B
                                                                 -----------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED              YEARS ENDED JUNE 30,
                                                                 DECEMBER 31,     ------------------------------
                                                                     1996          1996       1995      1994(A)
                                                                 ------------     ------     ------     --------
                                                                 (UNAUDITED)
Net Asset Value, Beginning of Period..........................      $10.49        $10.60     $10.40      $10.78
                                                                   -------        -------    -------    -------
Investment Activities
  Net investment income.......................................        0.27          0.55       0.53        0.17
  Net realized and unrealized gains (losses) from investments
    and futures...............................................        0.06         (0.10)      0.19       (0.37)
                                                                   -------        -------    -------    -------
Total from Investment Activities..............................        0.33          0.45       0.72       (0.20)
                                                                   -------        -------    -------    -------
Distributions
  Net investment income.......................................       (0.27)        (0.56)     (0.52)      (0.15)
  In excess of net realized gains.............................          --            --         --       (0.03)
                                                                   -------        -------    -------    -------
Total Distributions...........................................       (0.27)        (0.56)     (0.52)      (0.18)
                                                                   -------        -------    -------    -------
Net Asset Value, End of Period................................      $10.55        $10.49     $10.60      $10.40
                                                                   =======        =======    =======    =======
Total Return (Excludes Sales Charge)..........................        3.18%(c)      4.28%      7.18%      (1.81)%(c)
Ratios/Supplementary Data:
  Net Assets at end of period (000)...........................      $5,073        $4,923     $2,906      $1,974
  Ratio of expenses to average net assets.....................        1.41%(b)      1.26%      1.28%       1.26%(b)
  Ratio of net investment income to average net assets........        5.08%(b)      5.31%      5.10%       4.39%(b)
  Ratio of expenses to average net assets*....................        1.81%(b)      1.82%      1.86%       1.86%(b)
  Ratio of net investment income to average net assets*.......        4.68%(b)      4.75%      4.52%       3.79%(b)
  Portfolio Turnover (d)......................................       21.27%        75.20%     76.43%      30.61%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Class B Shares commenced offering on January 14, 1994.


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



                                                                                          LIMITED VOLATILITY
                                                                                              BOND FUND
                                                                                       ------------------------
                                                                                        SERVICE/RETIREMENT(A)
                                                                                       ------------------------
                                                                                         YEARS ENDED JUNE 30,
                                                                                       ------------------------
                                                                                        1995              1994
                                                                                       ------            ------
Net Asset Value, Beginning of Period................................................   $10.38            $10.78
                                                                                       -------           -------
Investment Activities
  Net investment income.............................................................    0.51              0.10
  Net realized and unrealized gains (losses) from investments and futures...........    0.19             (0.38)
                                                                                       -------           -------
Total from Investment Activities....................................................    0.70             (0.28)
                                                                                       -------           -------
Distributions
  Net investment income.............................................................   (0.49)            (0.08)
  In excess of net investment income................................................      --             (0.04)
                                                                                       -------           -------
Total Distributions.................................................................   (0.49)            (0.12)
                                                                                       -------           -------
Net Asset Value, End of Period......................................................   $10.59            $10.38
                                                                                       =======           =======
Total Return (Excludes Sales Charge)................................................      -- (a)         (2.59)% (c)
Ratios/Supplementary Data:
  Net Assets at end of period (000).................................................   $  --             $  16
  Ratio of expenses to average net assets...........................................    1.32% (b)         1.26% (b)
  Ratio of net investment income to average net assets..............................    5.55% (b)         4.37% (b)
  Ratio of expenses to average net assets*..........................................    1.68% (b)         1.60% (b)
  Ratio of net investment income to average net assets*.............................    5.20% (b)         4.03% (b)
  Portfolio Turnover (d)............................................................   76.43%            30.61%


---------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement shares." On April 4, 1995, the name of the Retirement Shares was changed to "Service" shares. As of June 1, 1995, Service shares transferred to Class A Shares, and as of June 30, 1996 and 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 6.90%.


(b) Annualized.


(c) Not annualized.


(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


                                                                      PROSPECTUS

THE FUNDS

The Funds are part of the Trust, which is an open-end management investment company that offers shares in 40 separate funds, most of which offer three classes of shares. This Prospectus relates to the Class A, Class B and Fiduciary Class shares of the five taxable bond Funds of the Trust. Each class of shares provides for variations in distribution costs, voting rights, dividends and per share net asset value. Except for these differences among classes, each share of a Fund represents an undivided, proportionate interest in the Fund. Information regarding the Trust's 35 other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111.

INVESTMENT OBJECTIVES AND PERMISSIBLE INVESTMENTS


The investment objectives of the Funds are "fundamental" and may not be changed without a Shareholder vote. For additional information on Shareholder voting, see the sections of this Prospectus entitled "Other Information -- Voting Rights" and "Investment Limitations." Unless expressly deemed to be fundamental, the investment policies of the Funds are non-fundamental and may be changed without a shareholder vote. You will be notified if a material change is made in a non-fundamental policy. There is no assurance that the Funds will meet their investment objectives.


Each of the Funds invest in bonds. For purposes of each Fund's investment policy, "bonds" include debt instruments issued by the U.S. Treasury, U.S. government agencies, corporations, municipalities and foreign entities, mortgage-related securities, asset-backed securities, stripped government securities and zero coupon obligations.

Below is a description of each Fund's investment objective and policies, as well a summary of the types of securities in which each Fund may invest. For additional information concerning the Funds' investments, see "Description of Permitted Investments." The risks associated with investment in the Funds and with certain investment techniques used by the Funds can be found in the sections entitled "Risk Factors" and "Description of Permitted Investments."

THE ONE GROUP(R) INTERMEDIATE BOND FUND

The One Group(R) Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high and medium-grade fixed-income securities with intermediate maturities. The Fund will normally invest at least 80% of total assets in debt securities of all types. In addition, up to 20% of the fund's total assets may be invested in preferred stocks.

As a matter of fundamental policy at least 65% of the fund's total assets will consist of bonds and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. However, the Fund intends to hold at least 65% of its total assets in such government obligations in order to qualify as a "government fund". The fund also may purchase taxable or tax-exempt municipal securities.

Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between three and ten years, taking into consideration expected prepayment of principal on select investments. The Fund may shorten its effective weighted average maturity to as little as one year if deemed appropriate for temporary defensive purposes.

THE ONE GROUP(R) INCOME BOND FUND


The One Group(R) Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities. The Fund normally will invest at least 70% of its total assets in debt securities of all types rated as investment grade at the time of investment or, if unrated, determined by Banc One Advisors to be of comparable quality. In addition, up to 30% of the Fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below investment grade or, if unrated, determined by Banc One Advisors to be of comparable quality. Securities rated below investment grade are called "high yield bonds," "non-investment grade bonds" and "junk bonds." These securities are rated in the fifth or lower rating categories, for example, BB or lower by Standard & Poor's Corporation ("S&P") and Ba or lower by Moody's Investors Service, Inc. ("Moody's"), and are considered to have speculative characteristics. Even though it may invest in debt securities in all rating categories, the Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category. As a matter of fundamental policy, at least 65% of the fund's total assets will consist of bonds. The Fund also may purchase taxable or tax-exempt municipal securities.


Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range between five and twenty years. The Fund may shorten its effective weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

PROSPECTUS

THE ONE GROUP(R) GOVERNMENT BOND FUND

The One Group(R) Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund seeks to achieve its objective principally through investment in securities issued by the U.S. government and its agencies and instrumentalities. At least 65% of the total assets of the Fund will be invested in obligations guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or collateralized by mortgages that are issued or guaranteed primarily by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), although the Fund may in the future invest in securities issued or guaranteed by other agencies or instrumentalities. The Fund's ability to achieve higher income is not as great as that of funds that invest in lower-quality instruments. The Fund will limit its investments to securities issued by the U.S. Government and its agencies and instrumentalities or related to securities issued by the U.S. Government and its agencies and instrumentalities.

The average weighted remaining maturity of the fund is expected to be between three and fifteen years, taking into consideration expected prepayment of principal on selected investments. However, the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions.

THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND
(FORMERLY THE ONE GROUP(R) GOVERNMENT ARM FUND)

The One Group(R) Ultra-Short Term Income Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Fund will normally invest at least 80% of its total assets in debt securities of all types, including money market instruments. In addition, up to 20% of the Fund's total assets may be invested in other securities, including preferred stock. The Fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or collateralized by mortgages with periodic interest rate resets, some of which may be subject to repurchase agreements. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund also may purchase mortgage-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees as to timely payments.


The Fund will maintain a maximum duration approximately equal to that of a two-year U.S. Treasury security. Under normal interest rate conditions, the Fund's actual duration is expected to be in a range approximately equal to that of a one year U.S. Treasury security. The Fund's duration is a measure of price sensitivity, including expected cash flow and mortgage prepayments under a wide range of interest rate scenarios. Maturity measures only the time until final payment is due on a bond or other debt security; it takes no account of the pattern of a security's cash flows over time, including how cash flow is affected by prepayments and by changes in interest rates. In computing duration, the Fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as option-adjusted duration. The Fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, mortgage and interest rate swaps, and interest rate caps and floors, futures contracts and options on futures contracts. The Fund's average weighted life will range between one and five years, taking into consideration expected prepayment of principal on selected investments. The Fund also may purchase taxable and tax-exempt municipal securities.


THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND

The One Group(R) Limited Volatility Bond Fund seeks current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities. The Fund will normally invest at least 80% of total assets in debt securities of all types with short to intermediate maturities. Up to 20% of the Fund's total assets may be invested in preferred stocks. At least 65% of the Fund's total assets will consist of bonds and at least 65% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The Fund also may purchase taxable or tax-exempt municipal securities.

Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between one and five years, taking into consideration expected prepayment of principal on selected investments. The Fund may shorten its average weighted maturity to as little as 90 days if deemed appropriate for temporary defensive purposes.

ADDITIONAL INVESTMENT INFORMATION

ADDITIONAL PERMISSIBLE INVESTMENTS

In addition to the permissible investments listed above, each of the Funds may invest in receipts, which may include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS") and Certificates of Accrual on

                                                                      PROSPECTUS

Treasury Securities ("CATS"), U.S. Treasury obligations, which may include Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"); repurchase agreements, reverse repurchase agreements, securities of other investment companies, securities purchased on a when-issued basis and forward commitments, variable and floating rate notes, mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), mortgage dollar rolls, adjustable rate mortgage loans ("ARMs"), fixed rate mortgage loans, commercial paper, time deposits, certificates of deposit, bankers' acceptances, securities subject to demand features, asset-backed securities, corporate securities, restricted securities, and municipal securities and leases. Each of the Funds, other than the Ultra Short-Term Income Fund, also may invest in short-term funding agreements. The Government Bond Fund may invest in the above listed securities only if they are issued or guaranteed by a U.S. governmental entity. The Funds also may engage in securities lending transactions.

Each of the Funds, other than the Limited Volatility Bond Fund, also may invest in stripped mortgage-backed securities, inverse floating rate instruments, swaps, caps and floors, structured instruments, futures and related options, options and new financial products. The Government Bond Fund may invest the above listed securities only if they are issued or guaranteed by a U.S. governmental entity or are related to U.S. government securities (e.g., futures on U.S. government securities).


In addition, each of the Funds, other than the Government Bond Fund, may also invest in zero coupon obligations, loan participations and assignments, and securities of foreign issuers. The Intermediate Bond Fund, the Ultra Short-Term Income Fund, and the Income Bond Fund may invest in convertible securities.


ILLIQUID INVESTMENTS


Each Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities and private placements that are not deemed to be liquid by Banc One Advisors. An illiquid instrument is a security that cannot be disposed of promptly in seven (7) days at its current carrying value. Banc One Advisors may determine that securities that cannot be sold to the general public but may be sold to institutional investors (for example, Rule 144A Securities and privately placed commercial paper) are liquid. In making liquidity determinations, Banc One Advisors will follow guidelines established by the Board of Trustees.


DEBT RATINGS


Debt securities purchased by the Funds, other than the Ultra Short-Term Income Fund and the Income Bond Fund, must be rated in one of the three highest rating categories described below in "Description of Ratings" at the time of investment or, if unrated, determined by Banc One Advisors to be of comparable quality. However, with respect to the Intermediate Bond Fund, Banc One Advisors reserves the right to invest in more speculative debt securities if they present attractive opportunities and are rated in the fourth highest rating category described below in "Description of Ratings" at the time of investment or, if unrated, determined by Banc One Advisors to be of comparable quality. The Ultra Short-Term Income Fund may invest in debt securities rated in one of the four highest rating categories or, if unrated, determined by Banc One Advisors to be of comparable quality. The Income Bond Fund may purchase securities in any rating category at the time of investment or, if unrated, determined by Banc One Advisors to be of comparable quality. In addition, preferred stock purchased by the Funds, other than the Intermediate Bond Fund, the Income Bond Fund and the Limited Volatility Bond Fund, generally will be rated in one the four highest rating categories or, if unrated, determined by Banc One Advisors to be of comparable quality. Preferred stock purchased by the Intermediate Bond Fund, and the Limited Volatility Bond Fund must be rated in one of the three highest rating categories described below in "Description of Ratings" at the time of investment or, if unrated, determined by Banc One Advisors to be of comparable quality. The Income Bond Fund may invest in preferred stock in any rating category or, if unrated, determined by Banc One Advisors to be of comparable quality.



Municipal Securities purchased by Funds, other than the Limited Volatility Bond Fund and the Income Bond Fund, if bonds, must be rated in one of the four highest rating categories described below under "Description of Ratings" at the time of investment or, if unrated, determined by Banc One Advisors to be of comparable quality. Municipal bonds purchased by the Limited Volatility Bond Fund must be rated in the of the three highest rating categories or, if unrated, determined by Banc One Advisors to be of comparable quality. The Income Bond Fund may invest in municipal securities in any rating category or, if unrated, determined by Banc One Advisors to be of comparable quality. Other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations, purchased by the Funds, other than the Limited Volatility Bond Fund and the Income Bond Fund, must be rated in the highest or second highest rating categories described below under "Description of Ratings" at the time of investment or, if unrated, determined by Banc One Advisors to be of comparable quality. The Income Bond Fund may invest in such securities rated in any category, or, if unrated, determined by Banc One Advisors to be of comparable quality. The Limited Volatility Bond Fund may invest in such securities only if they are rated in the highest rating category or, if unrated, determined by Banc One Advisors to be of comparable quality. The Government Bond Fund will not purchase municipal securities.


PROSPECTUS

RISK FACTORS

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

The market value of a Fund's fixed-income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of fixed-income securities will not affect cash income derived from these securities but will affect the Funds' net asset value.

Because the Funds' investments are interest rate sensitive, each Fund's performance will depend in varying degrees on fluctuations in market interest rates. Banc One Advisors will utilize appropriate strategies to maximize returns to the Fund, while attempting to minimize the associated risks to its invested capital. Operating results also will depend upon the availability of opportunities for the investment of the Fund's assets, including purchases and sales of suitable securities.

RISKS OF INVESTING IN FOREIGN SECURITIES

Investments in securities of foreign issuers involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls and exchange rates, interest limitations or other government restrictions which might effect payments of principal or interest, higher transaction costs, and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Finally, since the Funds may invest in securities denominated in foreign currencies, changes in exchange rates may affect the value of investments in the Funds.

RISKS OF INVESTING IN MORTGAGE-RELATED SECURITIES

Each of the Funds may invest in mortgage-related securities. Mortgage related securities include, among other things, mortgage backed securities, adjustable rate mortgage loans, and mortgage dollar rolls. The investment characteristics of mortgage-related securities differ from traditional debt securities. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. The major differences typically include more frequent interest and principal payments, usually monthly, the adjustability of interest rates, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, the Funds may fail to recoup any premium paid on mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee. The Funds will attempt to control this risk by using various analytical and hedging techniques. In general, changes in the rate of prepayments on a mortgage-related security will change that security's market value and its yield to maturity. When interest rates fall, high prepayments could force the Funds to reinvest principal at a time when investment opportunities are not attractive. Thus, mortgage-related securities may not be an effective means for the Funds to lock in long-term interest rates. Conversely, during periods when interest rates rise, slow prepayments could cause the average life of the security to lengthen and the value to decline more than anticipated.

RISKS OF INVESTING IN CERTAIN DEBT SECURITIES

The Intermediate Bond Fund, the Ultra Short-Term Income Fund and the Income Bond Fund may invest in debt securities rated in the fourth highest rating category by a nationally recognized statistical rating organization. Securities in the fourth highest rating category are deemed by rating organizations to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher grade securities.


The Income Bond Fund may invest in debt securities rated in the fifth or lower rating categories. Debt securities rated in these categories are regarded as predominately speculative. These securities generally provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.



The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated


                                                                      PROSPECTUS
securities. Thus, periods of economic uncertainty and changes can be expected to result in the increased volatility of market prices of high yield bonds and of the investment company's net asset value. Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A projection of an economic downturn, for example, could cause a decline in high yield prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, the Income Bond Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions. Finally, the market prices of debt securities generally fluctuate with changes in interest rates so that the Income Bond Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.



Credit quality in the high yield bond market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is not the Income Bond Fund's policy to rely solely on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the adviser's independent and ongoing review of credit quality.



Because investments in lower rated securities involve greater investment risk, achievement of the Income Bond Fund's investment objectives may be more dependent on Banc One Advisor's credit analysis than would be the case if the Income Bond Fund were investing in higher rated securities. The Income Bond Fund may seek to hedge investments through transactions in options, futures contracts and related options. The Income Bond Fund also may use swap agreements to further manage exposure to lower rated securities.


For more information regarding rating categories, see "Description of Ratings."

RISKS RELATING TO CERTAIN INVESTMENT TECHNIQUES

Certain investment management techniques that the Funds may use may expose the Funds to special risks. These include, but are not limited to, engaging in hedging transactions (including mortgage and interest rate swaps and interest rate floors and caps), purchasing and selling futures and options, making forward commitments, purchasing structured instruments, lending portfolio securities and entering into mortgage dollar rolls. These practices could expose the Funds to potentially greater risk of loss than more traditional fixed-income investments.

In addition, the permissible investments listed above include select securities that may be considered to be derivatives, including: structured notes, swaps, caps, floors, stripped mortgage-backed securities, collaterized mortgage obligations (CMOs and REMICs), asset-backed securities, new financial products, options, futures contracts, options on futures, and inverse floaters.

For additional information on each of the Fund's permitted investments and associated risks, see "Description of Permitted Investments."

HOW TO DO BUSINESS WITH THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)

Shares of the Funds are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group(R) Services Company, by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor or through a broker-dealer that has established a dealer agreement with the Distributor.

Purchases and redemptions of shares of the Funds may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Funds are $1,000 and $100, respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and subsequent minimum investments may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B shares per individual purchase order.

Class A and Class B shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan

PROSPECTUS
or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.

BY MAIL


Investors may purchase Class A and Class B shares of a Fund by completing and signing an Account Application Form and mailing it, along with a personal check (or other negotiable bank instrument or money order), to State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), P.O. Box 8500, Boston, MA 02266-8500. All checks must be made payable to The One Group, the appropriate fund, State Street Bank and Trust Company, or The One Group Services Company. If the purchase order is to be credited to a Fund Direct IRA, the check should be payable to State Street Bank and Trust Company for the benefit of the Shareholder. Subsequent purchases of shares may be made at any time by mailing a personal check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111. All purchases made by check should be in U.S. dollars. Third party checks will not be accepted. When purchases are made by personal check or under the Systematic Investment Plan (see below), redemptions will not be allowed until the investment being redeemed has been in a Fund for 10 calendar days.


Purchases of Fiduciary Class shares and Class A shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."

BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or the Shareholder Servicing Agent, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN


Class A and Class B investors may make automatic monthly investments in the Funds from their bank, savings and loan or other depository institution accounts. The minimum initial investment must be $1,000 and subsequent investments must be $25 under the Systematic Investment Plan, which minimum may be reduced at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account which would reduce the investor's return from an investment in the Funds.


FUND-DIRECT IRA

The Trust offers a tax-advantaged retirement plan for which shares of the Funds may be an appropriate investment. The Trust's retirement plan allows participants to defer taxes while helping them build their retirement savings.

The One Group(R)'s Fund-Direct IRA is a retirement plan with a wide choice of investments offering people with earned income the opportunity to compound earnings on a tax-deferred basis. An IRA Adoption Agreement may be obtained by calling the Distributor at 1-800-480-4111.

ADDITIONAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be cancelled if the Transfer Agent does not receive Federal funds before close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A and Class B shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of shares of the Funds is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of each Fund is determined by dividing the total market value of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information.

                                                                      PROSPECTUS

Shares also may be issued in transactions involving the acquisition by the Funds of securities held by collective investment funds sponsored and administered by affiliates of Banc One Advisors. Purchases will be made in full and fractional shares of the Funds calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Funds may differ because the distribution expenses charged to Class A shares and Class B shares are not charged to Fiduciary Class shares.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.

Fiduciary Class shares offered to institutional investors and to investors in certain retirement plans and Class A shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.

No certificates representing the shares of the Funds will be issued. In communications to Shareholders, the Funds will not duplicate mailings of Fund material to Shareholders who reside at the same address.

SALES CHARGE

The following table shows the initial sales charge on Class A shares of the Ultra Short-Term Income Fund and the Limited Volatility Bond Fund to a "single purchaser" (defined below) together with the commission paid to financial institutions and intermediaries:

                                                          SALES CHARGE        SALES CHARGE        COMMISSION
                                                              AS A           AS APPROPRIATE          AS A
                                                          PERCENTAGE OF      PERCENTAGE OF       PERCENTAGE OF
                                                            OFFERING           NET AMOUNT          OFFERING
                  AMOUNT OF PURCHASE                          PRICE             INVESTED             PRICE
-------------------------------------------------------   -------------      --------------      -------------
less than $100,000.....................................       3.00%               3.09%              2.70%
$100,000 but less than $250,000........................       2.50%               2.56%              2.18%
$250,000 but less than $500,000........................       2.00%               2.04%              1.64%
$500,000 but less than $1,000,000......................       1.50%               1.52%              1.20%
$1,000,000 or more.....................................       0.00%               0.00%              0.00%

This table shows the initial sales charge on Class A shares of the Intermediate Bond Fund, the Income Bond Fund and the Government Bond Fund to a "single purchaser" (defined below) together with the commission paid to financial institutions and intermediaries:

                                                          SALES CHARGE        SALES CHARGE        COMMISSION
                                                              AS A           AS APPROPRIATE          AS A
                                                          PERCENTAGE OF      PERCENTAGE OF       PERCENTAGE OF
                                                            OFFERING           NET AMOUNT          OFFERING
                  AMOUNT OF PURCHASE                          PRICE             INVESTED             PRICE
-------------------------------------------------------   -------------      --------------      -------------
less than $100,000.....................................       4.50%               4.71%              4.05%
$100,000 but less than $250,000........................       3.50%               3.63%              3.05%
$250,000 but less than $500,000........................       2.50%               2.56%              2.05%
$500,000 but less than $1,000,000......................       2.00%               2.04%              1.60%
$1,000,000 or more.....................................       0.00%               0.00%              0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown above. The maximum cash compensation payable by the Distributor as a

PROSPECTUS
sales charge is 4.50% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of shares of the Funds, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to 1.00% of the offering price of Class A shares of the Funds for sales of $1 million to $5 million, and 0.50% for sales over $5 million. An investor who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such investor redeems any or all of the Class A shares prior to the first anniversary of purchase. Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A and Class B shares of the Funds and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Funds for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds of the Trust that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of the investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 of Class A shares of one (or more) of the funds of the Trust that impose a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. With respect to the Ultra Short-Term Income Fund and the Limited Volatility Bond Fund, the investor would pay an initial sales charge of 2.00% (the sales charge applicable to purchases of $250,000) and .50% of the investment (representing the difference between the 2.50% sales charge applicable to purchases of $100,000 and the 2.00% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent. Using the same formula, investors in the Intermediate Bond Fund, the Income Bond Fund and the Government Bond Fund would pay an initial sales charge of 2.50%, and 1.00% of the investment would be held in escrow.

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES


No sales charge is imposed on Class A shares of the Funds: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates; (iv) sold to affiliates of


                                                                      PROSPECTUS

BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment advisors, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; (x) directly purchased with the proceeds of a distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is the Trustee or Paying Agent; or (xi) purchased in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi) and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi) and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of the waiver policies prior to initiating the procedures described in clauses (v), (vi) and (vii).

ALTERNATIVE SALES ARRANGEMENTS

CLASS B SHARES

Class B shares of the Intermediate Bond Fund, the Income Bond Fund and the Government Bond Fund are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. Class B shares of the Ultra Short-Term Income Fund and the Limited Volatility Bond Fund also are not subject to an initial sales charge, but are subject to a Contingent Deferred Sales Charge if redeemed prior to the fourth anniversary of purchase. When a Shareholder purchases Class B shares of any of the Funds, the full purchase amount is invested directly in the Funds.

Class B shares of the Funds also are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Funds' average daily net assets as provided in the Class B Plan (described below under "The Distributor"). The Distributor has voluntarily agreed to reduce this fee to .90% for the Intermediate Bond Fund, the Income Bond Fund, and the Government Bond Fund, and to .75% for the Limited Volatility Bond Fund and the Ultra Short-Term Income Fund. This ongoing fee will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares.

Class B shares of the Intermediate Bond Fund, the Income Bond Fund and the Government Bond Fund convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus. Similarly, Class B shares of the Ultra Short-Term Income Fund and the Limited Volatility Bond Fund convert automatically to Class A shares after six years.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Funds in connection with the sale of the Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. A dealer commission of 4.00% of the original purchase price of the Class B shares of the Intermediate Bond Fund, the Income Bond Fund and the Government Bond Fund will be paid to financial institutions and intermediaries. The dealer commission for Class B shares of the Ultra Short-Term Income Fund and the Limited Volatility Bond Fund is 2.75%.

PROSPECTUS

CONTINGENT DEFERRED SALES CHARGE

If the Shareholder redeems Class B shares prior to the specified anniversaries, the Shareholder will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

The amount of the Contingent Deferred Sales Charge, if any, varies depending on the Fund and on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

The following Contingent Deferred Sales Charge is applicable to investors in the Intermediate Bond Fund, the Income Bond Fund, and the Government Bond Fund:

                                                                                    CONTINGENT DEFERRED
                                                                                     SALES CHARGE AS A
YEAR(S)                                                                                PERCENTAGE OF
SINCE                                                                                  DOLLAR AMOUNT
PURCHASE                                                                             SUBJECT TO CHARGE
--------                                                                            --------------------
0-1..............................................................................           5.00%
1-2..............................................................................           4.00%
2-3..............................................................................           3.00%
3-4..............................................................................           3.00%
4-5..............................................................................           2.00%
5-6..............................................................................           1.00%
6-7..............................................................................           None
7-8..............................................................................           None

Investors in the Ultra Short-Term Income Fund and the Limited Volatility Bond Fund will be subject to the following Contingent Deferred Sales Charge:

                                                                                    CONTINGENT DEFERRED
                                                                                     SALES CHARGE AS A
YEAR(S)                                                                                PERCENTAGE OF
SINCE                                                                                  DOLLAR AMOUNT
PURCHASE                                                                             SUBJECT TO CHARGE
--------                                                                            --------------------
0-1..............................................................................           3.00%
1-2..............................................................................           3.00%
2-3..............................................................................           2.00%
3-4..............................................................................           1.00%
4-5..............................................................................           None
5-6..............................................................................           None

In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

To provide an example, assume you purchased 100 shares of the Intermediate Bond Fund at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase). The same calculations would be applied to shares of the Ultra Short-Term Income Fund and the Limited Volatility Bond Fund, except that the Contingent Deferred Sale Charge would be 3.00% (the applicable rate prior to the second anniversary after purchase).


The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code), of a Shareholder or a participant or beneficiary of a qualified or non-qualified retirement plan if redemption is made within one


                                                                      PROSPECTUS
year of such death or disability; (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2; or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."


CONVERSION FEATURE

Class B shares include all shares purchased pursuant to the Contingent Deferred Sales Charge which have been outstanding for less than the period ending six or eight years (depending on the Fund as discussed above) after the end of the month in which the shares were purchased. At the end of this period, Class B shares will automatically convert to Class A shares and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.

For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares.

If a Shareholder effects one or more exchanges among Class B shares of the funds of the Trust during the six- or eight-year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that six- or eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of a Fund may exchange their shares for Class A shares of that Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders of a Fund may exchange their shares for Fiduciary Class shares of that Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

The exchange privilege may be exercised only in those states where the shares of a Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B

Class B Shareholders of the Funds may exchange their shares for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B

PROSPECTUS
shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.

ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax advisors for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Funds.

A more detailed description of the above is set forth in the Statement of Additional Information.

The Trust's exchange privilege is not intended to afford Shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Trust has established a policy of limiting excessive exchange activity.

Exchange activity generally will not be deemed excessive if limited to TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (AT LEAST 30 DAYS APART) from the Fund during any twelve month period. Notwithstanding these limitations, the Trust reserves the right to reject any purchase request (including exchange purchases from other funds of the Trust) that is reasonably deemed to be disruptive to efficient portfolio management.

REDEMPTIONS

Shareholders may redeem their shares without charge (except Class B shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable Contingent Deferred Sales Charge for Class B shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All requests for redemptions from IRA accounts must be in writing. Redemption request forms may be obtained from the Transfer Agent by calling (800) 480-4111. All written redemption requests should be sent to The One Group(R), c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.

The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $50,000 worth of shares or less;
(ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE AND WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

                                                                      PROSPECTUS

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN


Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each, unless the withdrawal plan is part of a required minimum distribution from an IRA or other qualified retirement plan. There is no charge for this service. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.



Pursuant to the Systematic Withdrawal Plan, Class B Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date. In addition, Shareholders who have attained the age of 70 1/2 may elect to receive distributions, to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan.


If the amount of the systematic withdrawal exceeds the income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Funds may be requested to redeem shares for which they have not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 10 or more days until payment has been collected for the purchase of such shares. The Funds intend to pay cash for all shares redeemed. See "How to Invest In The One Group(R) -- by Mail."

Due to the relatively high costs of handling small investments, a Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Funds has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before a Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

MANAGEMENT OF THE FUNDS

THE TRUSTEES

The Trustees oversee the management and administration of the Funds. Among their other duties, the Trustees are responsible for making major decisions relating to each Fund's investment objectives and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust and meet at least quarterly to review the Funds' investment policies, performance, expenses and other business affairs.

THE ADVISOR

The Trust and Banc One Advisors have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, Banc One Advisors makes the day-by-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Advisors discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. Banc One Advisors began serving as investment advisor to the Trust in 1993 and currently serves as investment advisor to all of the funds of the Trust, as well as advisor to other mutual funds and individual, corporate, charitable and retirement accounts. Banc One Advisors and its affiliates have considerable investment management experience dating back to 1985.

PROSPECTUS

Banc One Advisors is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.


On a consolidated basis, BANC ONE CORPORATION had assets of over $101 billion as of December 31, 1996.


THE FUND MANAGERS

Gary J. Madich, CFA is Senior Managing Director and Chief Investment Officer of Fixed Income Securities and Co-Portfolio Manager of the Ultra Short-Term Income Fund. Mr. Madich joined Banc One Advisors in February, 1995. Prior to joining Banc One Advisors, Mr. Madich was a Senior Vice President and Portfolio Manager with Federated Investors. Mr. Madich has been in the investment management business since 1979.

Roger A. Craig, has been Manager of the Income Bond Fund since June 1, 1993. In addition, Mr. Craig manages the Limited Volatility Bond Fund. Mr. Craig has served as a fixed income manager for Banc One Advisors and it affiliates since 1986.

Thomas E. Donne, CFA, has been Manager of the Government Bond Fund since January, 1995. Since 1988, Mr. Donne has held various investment management positions with Banc One Advisors and its affiliates.

Michael J. Sais, CFA, is head of mortgage research for Banc One Advisors and co-Portfolio Manager of the Ultra Short-Term Income Fund. Prior to joining Banc One Advisors, Mr. Sais was a Eurodollar trader with Citibank, a senior portfolio manager for Valley National Bank of Arizona (now Banc One Arizona), and head portfolio manager for PRIMERIT Bank FSB. As of November, 1996, Mr. Sais has served as co-Manager of the Government Bond Fund. Mr. Sais has eight years of investment management experience.

James A. Sexton, CFA, has served as the Manager of the Intermediate Bond Fund since the Fund commenced operations in January, 1994 as the successor to the Sun Eagle Intermediate Fixed-Income Fund, which was acquired by the Trust. Since 1994 Mr. Sexton has served as Managing Director of Fixed Income Mutual Funds. Mr. Sexton has been employed by Banc One Advisors or its affiliates since 1980.

Each Fund pays Banc One Advisors an investment advisory fee which is calculated daily and paid monthly. Banc One Advisors may voluntarily agree to waive a part of its fees. See "About the Fund -- Expense Summary." These fee waivers are voluntary and may be terminated at any time. Shareholders will be notified in advance if and when these waivers are terminated. The following investment advisory fee schedule (expressed as a percentage of average daily net assets), is applicable to each Fund:


                                                                                   FEES PAID FOR FISCAL
                                                            ANNUAL RATE (%)      YEAR ENDED JUNE 30, 1996
                                                            ---------------      ------------------------
The One Group(R) Intermediate Bond Fund..................         .60%                      .27%
The One Group(R) Income Bond Fund........................         .60%                      .38%
The One Group(R) Government Bond Fund....................         .45%                      .44%
The One Group(R) Ultra Short-Term Income Fund............         .55%                      .12%
The One Group(R) Limited Volatility Bond Fund............         .60%                      .29%


THE DISTRIBUTOR

The One Group(R) Services Company (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Funds are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of the Class A shares of the Funds. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of Banc One Advisors),

                                                                      PROSPECTUS
savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.


Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class B shares of the Funds are subject to an ongoing distribution and Shareholder service fee as provided in the Class B distribution and Shareholder services plan (the "Class B Plan") at an annual rate of 1.00% of each Fund's average daily net assets, which includes Shareholder servicing fees of .25% of each Fund's average daily net assets.


Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Funds in connection with the sale of Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability of the Funds to sell the Class B shares without a sales charge being deducted at the time of purchase.

The Plan and the Class B Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Funds also may execute brokerage or other agency transactions through an affiliate of Banc One Advisors or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.


During the fiscal year ended June 30, 1996, The One Group(R) Services Company received fees aggregating .25% of the average daily net assets of the Class A shares of the Funds. In addition, The One Group(R) Services Company received annualized fees of .90% of the average daily net assets of the Class B shares of each Fund other than the Ultra Short-Term Income Fund and the Limited Volatility Bond Fund, for which it received .75% of the average daily net assets of the Class B shares of such Funds.


Fiduciary Class shares of the Funds are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

THE ADMINISTRATOR

The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Funds (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

Banc One Advisors also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and Banc One Advisors. Pursuant to this agreement, Banc One Advisors performs many of the Administrator's duties, for which Banc One Advisors receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .20% of each fund's average daily net assets on the first $1.5 billion in Trust assets (excluding The One Group(R) Treasury Only Money Market Fund, The One Group(R) Government Money Market Fund and The One Group(R) Investor Funds), .18% of each fund's average daily net assets to $2 billion in Trust assets (excluding The One Group(R) Treasury Only Money Market Fund, The One Group(R) Government Money Market Fund and The One Group(R) Investor Funds), and .16% of each fund's average daily net assets when Trust assets exceed $2 billion (excluding The One Group(R) Treasury Only Money Market Fund, The One Group(R) Government Money Market Fund and The One Group(R) Investor Funds).

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

PROSPECTUS

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses. The total expenses for each Fund for the most recent fiscal year are set forth in this Prospectus under the heading "Expense Summary."

Banc One Advisors and the Administrator of the Funds each bears all expenses incurred in connection with the performance of their services as investment advisor and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Funds.

As a general matter, expenses are allocated to each class of shares of each Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A and Class B shares, other than in accordance with the relative net asset value of the class, are the different distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Funds in proportion to the relative net asset values of the shares of such classes.

VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Therefore, the number of votes a Shareholder is entitled to depends on the number of shares owned by that Shareholder. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS


For each of the Funds, net investment income (exclusive of capital gains) is determined and declared daily, and is distributed in the form of daily dividends to Shareholders of record on the first Business Day of each month. Capital gains of the Funds, if any, will be distributed at least annually.


Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

Class B shares received as dividends and capital gains distributions at the net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

Dividends and distributions of the Funds are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital

                                                                      PROSPECTUS
gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.

The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A and Class B shares because of the distribution expenses charged to Class A and Class B shares.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes during periods when Banc One Advisors determines that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments, and may hold a portion of its assets in cash for liquidity purposes.

To the extent that a Fund is engaged in a temporary defensive position, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover rates may vary greatly from year to year, as well as within a particular year. For the fiscal year ended June 30, 1996, the portfolio turnover rates for the Funds were as follows:

                                                                                            PORTFOLIO
                                                                                          TURNOVER RATE
                                                                                          -------------
The One Group(R) Intermediate Bond Fund................................................       101.06%
The One Group(R) Income Bond Fund......................................................        95.52%
The One Group(R) Government Bond Fund..................................................        62.70%
The One Group(R) Ultra Short-Term Income Fund..........................................        67.65%
The One Group(R) Limited Volatility Bond Fund..........................................        75.20%

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to the Funds' Shareholders.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of each Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of a Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a

PROSPECTUS
separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

DESCRIPTION OF PERMITTED INVESTMENTS

Listed below is a more complete description of some of the types of securities and other instruments in which the Funds may invest. For a more detailed description, see the Statement of Additional Information. Not all Funds are permitted to invest in all of the securities and instruments listed below. If an investment is limited to certain Funds, that limitation will be noted.

U.S. TREASURY OBLIGATIONS -- The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

RECEIPTS -- The Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRS, TIGRS and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance specific types of activities. Select agencies, such as Ginnie Mae and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as Fannie Mae are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S. government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Freddie Mac, are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The Funds bear a risk of loss in the event the other party defaults on its obligations and the Funds are delayed or prevented from their right to dispose of the collateral securities or if the Funds realize a loss on the sale of the collateral securities. Repurchase agreements typically are short-term in nature, generally overnight, and normally are used to invest temporary cash balances held by the Funds. The SEC considers repurchase agreement to be loans.

REVERSE REPURCHASE AGREEMENTS -- The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Funds will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Funds enter into a reverse repurchase agreement, they will place liquid high grade debt securities having a value equal to the repurchase price (including accrued interest), in a segregated custodial account and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. The SEC considers reverse repurchase agreements to be borrowings by the Funds.

SECURITIES LENDING -- In order to generate additional income, the Funds may lend up to 33% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S.

                                                                      PROSPECTUS
government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. The Funds will enter into loan arrangements only with counter parties which Banc One Advisors has deemed to be creditworthy under guidelines established by the Board of Trustees. Loans are subject to termination by the Funds or the borrower at any time, and are therefore, not considered to be illiquid investments.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS -- The Funds may purchase securities on a when-issued basis when deemed by Banc One Advisors to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. Although the purchase of securities on a when issued basis is not considered leveraging, it has the effect of leveraging. When Banc One Advisors purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. The Funds generally will not pay for such securities or earn interest on them until received. In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. A demand instrument with a demand notice period exceeding seven days will be considered illiquid. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are debt obligations secured by real estate loans and pools of loans. The Funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by non-governmental entities and may or may not have private insurer guarantees of timely payments. Each Fund, other than the Government Bond Fund, may invest in mortgage-backed securities issued by non-government entities. Each Fund may invest in Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). CMOs and REMICs are structures providing for redistribution of the cash flows of mortgage-related products to different bond classes (commonly referred to as tranches). This redistribution is achieved through a set of rules for the monthly distribution of coupon interest and principal. This reallocation of interest and principal results in the redistribution of prepayment risk across the different bond classes. This allows for the creation of bonds with more or less prepayment risk than the underlying collateral exhibits.

Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Funds may have to reinvest in securities with a lower yield. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

MORTGAGE DOLLAR ROLLS -- The Funds may enter into mortgage "dollar rolls" in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the

PROSPECTUS
use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of mortgage dollar rolls.

ADJUSTABLE RATE MORTGAGE LOANS ("ARMS") -- ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "Mortgage Interest Rates") may be subject to periodic adjustment based on changes in the applicable index rate (the "Index Rate"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "Maximum Adjustment"). Other ARMs ("Negatively Amortizing ARMs") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

REGULATION OF MORTGAGE LOANS -- Mortgage loans are subject to a variety of state and Federal regulations designed to protect borrowers which may impair the ability of the mortgage lender to enforce its rights under the mortgage documents. These regulations include legal restraints on foreclosures, homeowner rights of redemption after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on enforcement of mortgage loan "due on sale" clauses and state usury laws. Even when the Funds invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, these regulations may adversely affect the Fund's investments by delaying the Fund's receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

             EACH OF THE FUNDS, OTHER THAN THE GOVERNMENT BOND FUND
                          MAY INVEST IN THE FOLLOWING:


ZERO-COUPON DEBT SECURITIES -- Zero coupons securities bear no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value. Because zero-coupon bonds do not pay current interest, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Even though zero coupon bonds do not pay current interest in cash, the Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.



ZERO-FIXED-COUPON DEBT SECURITIES -- These securities are zero-coupon debt securities which convert on a specified date to interest-bearing debt securities.


                                                                      PROSPECTUS

LOAN PARTICIPATIONS AND ASSIGNMENTS -- Large loans to corporations or to governments, including governments of the less developed countries ("LDCs"), may be shared or syndicated among several lenders, usually banks. The Fund's investments in loans are expected in most instances to be in the form of loan participations or assignments of all or a portion of loans from third parties. In a participation, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participations and only upon the lender's receipt of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender. LDC debt also may involve the risk that the governmental entity responsible for repayment of the debt may be unable or unwilling to do so. Because loan participations and assignments are illiquid, the Fund will not invest more than 15% of its total assets in loan participations, assignments and other illiquid securities. In addition, the Fund may have difficulty disposing of assignments and participations where disposition involves assigning such interests to third parties.


BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. Maturities are generally six months or less.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

CERTIFICATES OF DEPOSIT -- Certificates of deposit ("CDS") are negotiable interest bearing instruments with a specific maturity. CDS are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid for purposes of the Funds' limitations on illiquid securities.

DEMAND FEATURES -- The Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount at a fixed price (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Funds. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemption requests and remain as fully invested as possible.

PREFERRED STOCK -- Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

INVESTMENT COMPANY SECURITIES -- The Funds may invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of their assets in the securities of other investment companies. Other investment company securities may include securities of a money market fund of the Trust, and securities of other investment companies for which Banc One Advisors serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Funds may cause Shareholders to bear duplicative fees. Banc One Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by Banc One Advisors; and, to the extent required by the laws of any state in which shares of the Trust are sold, Banc One Advisors will waive its fees attributable to the assets of any Fund invested in any investment company.

ASSET-BACKED SECURITIES -- Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities may involve prepayment risk, which is the risk that the underlying debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, the Funds may fail to recoup any premium paid on asset-backed securities.

CORPORATE SECURITIES -- Corporate securities include corporate bonds, convertible and non-convertible debt securities, and preferred stock, as well as commercial paper (short-term promissory notes issued by corporations). Issuers of corporate bonds and notes are divided into many different categories by bond market sector, such as electric utilities, gas utilities, telephone utilities, consumer finance companies, wholesale finance companies and industrial companies. Within each major category of issuer, there are many subcategories.

RESTRICTED SECURITIES -- The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under Federal securities law and is generally sold to institutional investors, such as the Funds, who agree that

PROSPECTUS
they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees (such as Rule 144A securities and private placements) are quite liquid. The Funds intend, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper and Rule 144A securities, as determined by the Banc One Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

FIXED RATE MORTGAGE LOANS -- Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans generally provide for monthly payments of principal and interest in substantially equal installments for the contractual term of the mortgage note in sufficient amounts to fully amortize principal by maturity although certain fixed rate mortgage loans provide for a large final balloon payment upon maturity. The Fund may invest in fixed rate mortgage loans or mortgage loan pools to enhance yield.

MUNICIPAL SECURITIES -- Municipal Securities are issued by a state or political subdivision to obtain funds for various public purposes. In addition, municipal securities also may consist of certain debt obligations known as private activity bonds and industrial development bonds may be issued to finance certain public and privately operated facilities. Municipal securities are generally classified as "general obligation" bonds and "revenue" bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are not payable from the issuer's general revenues. Private activity bonds and industrial developments bonds are categorized as revenue bonds. The Funds also may purchase short-term tax-exempt General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt obligations. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Municipal securities may include municipal leases which may be considered illiquid for purposes of the Funds' limitations on illiquid investments.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's municipal securities in the same manner. The payment of principal and interest on private activity bonds and industrial development bonds generally is dependent solely on the ability of the facilities user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment. In addition, the Internal Revenue Code of 1986, as amended (the "Code") imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance. Municipal securities may include obligations of municipal housing authorities and single family revenue bonds. Weaknesses in Federal housing subsidy programs may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds.

SECURITIES OF FOREIGN ISSUERS -- The Funds may invest in securities of foreign issuers to achieve income or capital appreciation. These securities may include debt obligations of foreign governments, foreign corporations, domestic subsidiaries of foreign corporations, and foreign banks. The Funds also may invest in commercial paper of foreign issuers and obligations of foreign branches of U.S. banks, U.S. and London branches of foreign banks, and supranational entities which are established through the joint participation of several governments (e.g., the Asian Development Bank and the Inter-American Development Bank). Generally, the Funds will limit their investments to dollar denominated foreign securities.

SHORT-TERM FUNDING AGREEMENTS -- The Funds may, in order to enhance yield, make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the Funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to

                                                                      PROSPECTUS
the Funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity. The Funds will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories described below in "Description of Ratings" and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Funds to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Funds only if, at the time of purchase, no more than 15% of the Fund's net assets will be invested in short-term funding agreements and other illiquid securities.

         EACH OF THE FUNDS, OTHER THAN THE LIMITED VOLATILITY BOND FUND
                          MAY INVEST IN THE FOLLOWING:

STRUCTURED INSTRUMENTS -- Structured instruments are debt securities issued by agencies or instrumentalities of the U.S. government (such as the Student Loan Marketing Association ("Sallie Mae"), Ginnie Mae, Fannie Mae, and Freddie Mac), banks, municipalities, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. As a result, interest and/or principal payments may vary widely, depending on a variety of factors, including the volatility of the referenced index and the effect of changes in the reference index on principal and/or interest payments. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available. Structured instruments are commonly considered to be derivatives.

While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Advisors, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

OPTIONS -- The Funds may purchase call and put options, and write (i.e., sell) covered call options and secured put options on securities and indices. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. The Funds may invest in options either to hedge or to increase yield. There are risks associated with options transactions, including the following: (i) the success of a hedging strategy may depend on the ability of Banc One Advisors to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of options;
(iii) there may not be a liquid secondary market for options; and (iv) while the Funds will receive a premium when they write covered call options, they may not participate fully in a rise in the market value of the underlying security. It is expected that the Funds will only engage in option transactions with respect to permitted investments and related indices.

FUTURES CONTRACTS AND RELATED OPTIONS -- The Funds may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of each Funds' total assets at current value. The Funds, however, may invest more than such amount for bona fide hedging purposes. Options and futures can be volatile instruments, and involve certain risks. If Banc One Advisors applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a Fund's return. The Funds could also experience losses if the prices of their options and futures positions were poorly correlated with their other instruments, or if they could not close out their positions because of an illiquid secondary market. The Funds also may engage in option transactions referred to as straddles and spreads. Certain provisions of the Internal Revenue Code may limit the extent to which the Funds invest in futures contracts and related options.

SWAPS, CAPS AND FLOORS -- In order to protect the value of a Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded, the Funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, for both hedging and non-hedging purposes. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors. Some transactions may reduce the Fund's exposure to market fluctuations while others will tend to increase market exposure. Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap,

PROSPECTUS
a fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

Because swap contracts are individually negotiated, they remain the obligations of the respective counterparties, and there is a risk that a counterparty will be unable to meet is obligations under a particular swap contract. If a counterparty defaults, the Fund may suffer a loss. In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, a Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Advisors has determined that it would be prudent to close out or offset the first swap contract.

The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary portfolio securities transactions. If Banc One Advisors is incorrect in its expectations of market values or interest rates, the investment performance of a Fund would be less favorable that it would have been if this investment technique were not used.

STRIPPED MORTGAGE-BACKED SECURITIES -- the Funds may, to enhance revenues or hedge against interest rate risk, invest in stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. The Funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOs"), while the other class will receive all of the principal ("POs"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs. Changes in prepayment rates can cause the return on investments in IOs to be highly volatile, and under extremely high prepayment conditions IOs can incur significant losses. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Funds' limitations on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that any premium paid will be lost as a result of unexpectedly high prepayments. Banc One Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

INVERSE FLOATING RATE INSTRUMENTS -- the Fund may seek to increase yield by investing in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Fund will generally limit its investments in inverse floating rate instruments to 15% of its total assets.

NEW FINANCIAL PRODUCTS -- New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the Funds may invest in any such options, contracts and products as may be developed to the extent consistent with their investment objective, policies and restrictions and the regulatory requirements applicable to investment companies. These various products may be used to adjust the risk and return characteristics of the Funds' portfolio of investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of the Funds would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Funds to potentially greater return as well as potentially greater risk of loss than more traditional fixed-income investments.

                                                                      PROSPECTUS

                          THE INTERMEDIATE BOND FUND,
           THE ULTRA SHORT-TERM INCOME FUND AND THE INCOME BOND FUND
                          MAY INVEST IN THE FOLLOWING:

CONVERTIBLE SECURITIES -- Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Funds' selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF BANK RATINGS

Moody's Bank Financial Strength Ratings represent Moody's opinion of a bank's intrinsic safety and soundness. The definitions for Moody's Bank Financial Strength Ratings are as follows:

"A" -- Banks rated A possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

"B" -- Banks rated B possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

"C" -- Banks rated C possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. S&P's ratings are as follows:

"AAA" -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

PROSPECTUS

"AA" -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

"A" -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

Moody's Insurance Financial Strength Ratings are Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

"AAA" -- Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

"AA" -- Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

"A" -- Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. S&P's ratings are as follows:

"AAA" -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

"A" -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

The following descriptions of S&P's and Moody's corporate and municipal bond ratings have been published by S&P and Moody's, respectively.

STANDARD & POOR'S RATING SERVICES

Investment Grade


Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay interest and repay principal. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher categories.


Speculative Grade



Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.



Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.


                                                                      PROSPECTUS

Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.



The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.



The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.



The rating C1 is reserved for income bonds on which no interest is being paid.



Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.



Plus (+) or minus (-). Ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


MOODY'S INVESTOR SERVICE, INC.

Investment Grade

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds that are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of securities rated BBB or Baa to make principal and interest payments than is the case with higher grade securities.


Non-Investment Grade



Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds rated B lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).



Bonds rated Caa have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments. Bonds rated Ca are speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating. Bonds in this category have extremely poor prospects of ever attaining any real investment standing.



Unrated securities will be treated as non-investment grade securities unless Banc One Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.


DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state, municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of

PROSPECTUS
funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group. MIG-3 and VMIG-3 denote favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

The following descriptions of S&P's and Moody's preferred stock ratings have been published by S&P and Moody's respectively.

MOODY'S INVESTOR SERVICES, INC.

"AAA" -- An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

"AA" -- An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

"A" -- An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

"BAA" -- An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

STANDARD & POOR'S RATING SERVICES

A S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA -- A preferred stock issue rated "AA" also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A -- An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

                                                                      PROSPECTUS

MISCELLANEOUS


The Trust believes that as of April 9, 1997, BANC ONE CORPORATION (100 East Broad Street, Columbus, OH 43271), through its affiliates, owned of record substantially all the Fiduciary Class shares of the Funds. The Trust believes that as of the same date, BANC ONE CORPORATION, through its affiliates, possessed on behalf of its underlying accounts, voting or investment power with respect to the following percentage of Fiduciary Class shares of the Funds.



FUND                                                                                PERCENTAGE OF SHARES
--------                                                                            --------------------
The One Group(R) Intermediate Bond Fund                                                     97.00%
The One Group(R) Government Bond Fund                                                       96.30%
The One Group(R) Limited Volatility Bond Fund                                               95.42%
The One Group(R) Income Bond Fund                                                           97.15%
The One Group(R) Ultra Short-Term Income Fund                                               95.59%


As a consequence, BANC ONE CORPORATION may be deemed to be a controlling person of the Fiduciary Class shares of the Fund under the Investment Company Act of 1940.


The Trust believes that as of April 9, 1997, the following shareholders owned 25% or more of the shares of the Funds.



FUND                                  SHAREHOLDER & ADDRESS          PERCENTAGE OWNERSHIP      TYPES OF OWNERSHIP
-----                           ---------------------------------    ---------------------     -------------------
Ultra Short-Term Income Fund    Dean Witter for the Benefit of               30.16%                  Record
  Class A                       St. Joseph Hospital
                                Attn: Rick West
                                5 World Trade Center, 6th Floor
                                New York, NY 10048-0205


As a consequence, the aforementioned persons may be deemed to be a controlling person of the Class A shares of the Fund under the Investment Company Act of 1940.

PERFORMANCE

From time to time, the Funds may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of a Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.

The Trust will include information on all classes of a Fund in any advertisement or information containing performance data for the Funds. The performance of Fiduciary Class shares may be higher than for Class A shares and Class B shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.

The performance of each class of a Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of a Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, a Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

PROSPECTUS

Further information about the performance of each class of the Funds is contained in the Trust's Annual Report to Shareholders for The One Group, which may be obtained without charge by calling 1-800-480-4111.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to the tax consequences of investing in the Funds.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. Generally, dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares, and any net capital gains will be distributed at least annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares.

Distributions by the Funds to retirement plans that qualify for tax-exempt treatment under the Code ("qualified retirement plans") will not be taxable. The Federal tax treatment of qualified retirement plans, as well as distributions from such plans, is governed by specific provisions of the Code. If shares are held by a plan that ceases to qualify for tax-exempt treatment under the Code or by an individual who has received such shares as a distribution from a retirement plan, the Funds' distributions will be taxable to such plan or individual as described in the preceding paragraph. Persons considering directing the investment of their qualified retirement plan account in the Funds and qualified retirement plan trusts considering purchasing such shares, should consult their tax advisors for a more complete explanation of the Federal tax consequences, and for an explanation of the state, local and (if applicable) foreign tax consequences of making such an investment.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

Certain securities purchased by the Funds (such as STRIPS, CUBES, TRS, TIGRS and
CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Funds will be required to include as part of their current income the imputed interest on such obligations even though the Funds have not received any interest payments on such obligations during that period. Because the Funds distribute substantially all of their net investment income to their Shareholders (including such imputed interest), the Funds may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Advisors would not have chosen to sell such securities and may result in a taxable gain or loss.

Dividends declared by the Funds in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Funds and received by Shareholders on December 31 of that year, if paid by the Funds at any time during the following January.

The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Funds' investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Funds will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax advisors regarding the state and local tax treatment of the dividends received from the Funds.

Certain income received by the Funds may be subject to foreign taxes. If more than 50% in value of a Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as paid by its Shareholders. If eligible, the Funds intend to make this election. If a Fund makes this election, Shareholders will generally be required to include in their income, their respective pro rata portions of foreign taxes and, if they itemize their deductions, will be entitled to deduct such respective pro rata portions in computing their

                                                                      PROSPECTUS
taxable income or, alternatively, to claim foreign tax credits (subject, in either case, to certain limitations). Each year that a Fund makes this election, it will report to its Shareholders the amount per share of foreign taxes it has elected to have treated as paid by its Shareholders. See the Statement of Additional Information.

Sale, exchange, or redemption of shares of the Funds by a Shareholder will generally be a taxable event to such Shareholder.

PROSPECTUS

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation

1111 Polaris Parkway


P.O. Box 712011


Columbus, OH 43271


Distributor
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

TOG-F-122

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS


                                 June   , 1997


                     THE ONE GROUP(R) INVESTOR GROWTH FUND

Investment Advisor:       BANC ONE INVESTMENT ADVISORS CORPORATION


The One Group(R) (the "Trust") is a mutual fund seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to The One Group(R) Investor Growth Fund Class A, Class B, Class C and Fiduciary Class shares.


THE ONE GROUP(R) INVESTOR GROWTH FUND (THE "FUND") SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN A DIVERSIFIED GROUP OF ONE GROUP(R) MUTUAL FUNDS WHICH INVEST PRIMARILY IN EQUITY SECURITIES.


Class A, Class B, and Class C shares are offered to IRA account participants, investors in certain retirement plans such as 401(k) and similar qualified plans, and other long-term investors.


Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodian or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.


This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional
Information dated November 1, 1996, as amended June   , 1997, has been filed
with the Securities and Exchange Commission and is available without charge through the Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111 during business hours. The Statement of Additional Information is incorporated into this Prospectus by reference. The Securities and Exchange Commission maintains a Web Site (http://www.sec.gov.) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The One Group(R).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS

TABLE OF CONTENTS


SUMMARY..............................................................................     3
ABOUT THE FUND.......................................................................     5
  Expense Summary....................................................................     5
  The Fund...........................................................................     7
  Investment Objective...............................................................     7
  Investment Policies of the Fund....................................................     7
  Description of the Underlying Funds................................................     8
  Risk Factors.......................................................................    11
HOW TO DO BUSINESS WITH THE ONE GROUP(R).............................................    12
  How to Invest in The One Group.....................................................    12
  Contingent Deferred Sales Charge...................................................    16
  Exchanges..........................................................................    18
  Redemptions........................................................................    19
FUND MANAGEMENT......................................................................    20
  The Advisor........................................................................    20
  The Distributor....................................................................    21
  The Administrator..................................................................    22
  The Transfer Agent and Custodian...................................................    22
  Counsel and Independent Accountants................................................    22
OTHER INFORMATION....................................................................    22
  The Trust..........................................................................    22
  Other Investment Policies..........................................................    23
  Description of Permitted Investments...............................................    24
  Description of Ratings.............................................................    29
  Performance........................................................................    31
  Taxes..............................................................................    32


PROSPECTUS

SUMMARY


The One Group(R) (the "Trust") is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class A, Class B, Class C and Fiduciary Class shares of The One Group(R) Investor Growth Fund.


WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks long-term capital appreciation by investing primarily in a diversified group of One Group(R) mutual funds which invest primarily in equity securities. See "Investment Objective." Shares of the Fund are available to tax advantaged retirement accounts and other persons investing for long-term investment purposes. The Fund should not be used for short-term trading purposes. There is no assurance that the Fund will achieve its investment objective.


WHAT ARE THE PERMITTED INVESTMENTS? The Fund offers Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of The One Group(R) (the "Underlying Funds"), which are managed by Banc One Investment Advisors Corporation (the "Advisor"). The Fund will invest 80% to 100% of its total assets in Underlying Funds which invest primarily in equity securities, up to 20% in Underlying Funds which invest primarily in fixed-income securities, and up to 10% in Money Market Funds. The Fund will normally allocate its assets among the Underlying Funds according to the Advisor's outlook for the economy, financial markets and relative market valuation of the Underlying Funds. The Advisor may vary the allocation within the above ranges. There is no assurance that the Fund will achieve its stated objective.


WHAT ARE THE CHARACTERISTICS OF THE UNDERLYING FUNDS? The Underlying Funds in which the Fund will invest have the following characteristics:

    -------------------------------------------------------------------------------------------------
                                  UNDERLYING FUND                            TYPE OF INVESTMENTS
    -------------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund...............................          Money Market
    The One Group(R) Limited Volatility Bond Fund..........................          Fixed Income
    The One Group(R) Intermediate Bond Fund................................          Fixed Income
    The One Group(R) Income Bond Fund......................................          Fixed Income
    The One Group(R) Government Bond Fund..................................          Fixed Income
    The One Group(R) Ultra Short-Term Income Fund..........................          Fixed Income
    The One Group(R) Disciplined Value Fund................................             Equity
    The One Group(R) International Equity Index Fund.......................             Equity
    The One Group(R) Large Company Growth Fund.............................             Equity
    The One Group(R) Large Company Value Fund..............................             Equity
    The One Group(R) Growth Opportunities Fund.............................             Equity
    The One Group(R) Value Growth Fund.....................................             Equity
    The One Group(R) Gulf South Growth Fund................................             Equity
    The One Group(R) Income Equity Fund....................................             Equity
    The One Group(R) Equity Index Fund.....................................             Equity


The Fund's net asset value will fluctuate with changes in the equity and bond markets and the value of the Underlying Funds in which it invests. The Fund's investment return is diversified by its investment in the Underlying Funds which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents. See page 6 for a complete description of the Underlying Funds and page 23 for other investment policies.


WHO IS THE ADVISOR? Banc One Investment Advisors Corporation, an indirect subsidiary of BANC ONE CORPORATION, serves as the Advisor of the Trust. The Advisor is entitled to a fee for advisory services provided to the Trust. The Advisor may voluntarily agree to waive a part of its fees. See "The Advisor" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group(R) Services Company serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Investment Advisors Corporation serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Investment Advisors Corporation receives a fee paid by the Administrator. See "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust, for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."

                                                                      PROSPECTUS

WHO IS THE DISTRIBUTOR? The One Group(R) Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A, Class B and Class C shares. No compensation is paid to the Distributor for the distribution services for the Fiduciary Class shares of the Fund. See "The Distributor."


HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). See "How to Invest in The One Group(R)" and "Redemptions."


HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is determined and declared monthly, and is distributed in the form of monthly dividends to Shareholders of the Fund on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. See "Dividends."


PROSPECTUS

ABOUT THE FUND

EXPENSE SUMMARY -- THE ONE GROUP(R) INVESTOR GROWTH FUND


                                                                                                     FIDUCIARY
                                                                  CLASS A    CLASS B     CLASS C       CLASS
--------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)..........................    4.50%        none        none        none
Maximum Contingent Deferred Sales Charge(2) (as a percentage of original purchase price or redemption proceeds, as
  applicable)..................................................     none       5.00%       1.00%        none
Redemption Fees................................................     none        none        none        none
Exchange Fees..................................................     none        none        none        none

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily net assets)
Investment Advisory Fees(3)....................................     .01%        .01%        .01%        .01%
12b-1 Fees (after fee waiver)(4)...............................     .25%       1.00%       1.00%        none
Other Expenses(5)..............................................     .19%        .19%        .19%        .19%
--------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(6)....................................     .45%       1.20%       1.20%        .20%
--------------------------------------------------------------------------------------------------------------


(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) A person who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such purchaser redeems any or all of the Class A shares prior to the first anniversary of purchase.

(3) Investment Advisory fees have been revised to reflect fee waivers effective as of the date of this Prospectus. Absent this voluntary reduction, Investment Advisory Fees would be .05% for all classes of shares.


(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plan, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares. The 12b-1 fees include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class B and Class C shares and may include a shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares. See "The Distribution."


(5) Other Expenses have been revised to reflect fee waivers and reimbursements effective as of the date of this Prospectus. Absent this voluntary waiver and reimbursement, Other Expenses would be .29%.


(6) Absent the voluntary reduction of fees, Total Operating Expenses would be .69% for Class A Shares, 1.34% for Class B Shares, 1.34% for Class C Shares, and .34% for Fiduciary Class Shares.


The Fund will indirectly bear its pro rata share of fees and expenses incurred by the Underlying Funds, and the investment returns of the Fund will be net of the expenses of the Underlying Funds. The following chart provides the expense ratio for each of the Underlying Funds in which the Fund invests (based on the current Underlying Fund prospectus). Certain of these expense ratios may include a voluntary reduction of investment advisory fees.

    -----------------------------------------------------------------------------------------------
                                    NAME OF UNDERLYING FUND                          EXPENSE RATIO
    -----------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund......................................         .50%
    The One Group(R) Limited Volatility Bond Fund.................................         .62%
    The One Group(R) Intermediate Bond Fund.......................................         .67%
    The One Group(R) Income Bond Fund.............................................         .61%
    The One Group(R) Government Bond Fund.........................................         .69%
    The One Group(R) Ultra Short-Term Income Fund.................................         .60%
    The One Group(R) Disciplined Value Fund.......................................        1.00%
    The One Group(R) International Equity Index Fund..............................        1.36%
    The One Group(R) Large Company Growth Fund....................................         .99%
    The One Group(R) Large Company Value Fund.....................................         .98%
    The One Group(R) Growth Opportunities Fund....................................        1.00%
    The One Group(R) Value Growth Fund............................................        1.05%
    The One Group(R) Gulf South Growth Fund.......................................        1.06%
    The One Group(R) Income Equity Fund...........................................        1.01%
    The One Group(R) Equity Index Fund............................................         .39%


                                                                      PROSPECTUS

After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio for Class A shares is 1.33%, for Class B shares is 2.08%, for Class C shares is 2.08%, and for Fiduciary Class shares is 1.08%.


On the basis of these estimated expenses, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class A and Fiduciary class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 58          $ 85           $115           $ 198
Fiduciary Class                                           $ 11          $ 34           $ 60           $ 132


Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 61          $ 94           $130           $ 230
Fiduciary Class                                           $ 13          $ 41           $ 70           $ 155


On the basis of the estimated expenses set forth above, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 71          $ 95           $132           $ 222
Assuming no redemption                                    $ 21          $ 65           $112           $ 222


Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 73          $101           $142           $ 245
Assuming no redemption                                    $ 23          $ 71           $122           $ 245



On the basis of the estimated expenses set forth above, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class C shares, assuming: (1) imposition of the maximum sales charge for Class C shares and (2) 5% annual return.



-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period....       $ 31          $ 65           $112           $ 204
Assuming no redemption.............................       $ 21          $ 65           $112           $ 204



Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:



-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 33          $ 71           $122           $ 230
Assuming no redemption                                    $ 23          $ 71           $122           $ 230



Class B and Class C shares automatically convert to Class A shares after eight
(8) and six (6) years, respectively. Therefore, the "10 Years" examples above reflect the effect of such conversion.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.


The rules of the Securities and Exchange Commission require that the maximum sales load be reflected in the above tables. However, Shareholders in the Fund may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A, Class B, and Class C shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.


PROSPECTUS

THE FUND


The One Group(R) Investor Growth Fund (the "Fund") is part of The One Group(R) (the "Trust"), which is an open-end management investment company that offers shares in 40 separate funds and different classes of certain of the funds. The Trust was organized as a Massachusetts Business Trust on May 23, 1985. This Prospectus relates to Class A, Class B, Class C and Fiduciary Class shares of The One Group(R) Investor Growth Fund, a diversified, open-end management investment company. Each class of shares provides for variations in distribution costs, voting rights, dividends and per share net asset value pursuant to a multiple class plan (the "Multiple Class Plan") adopted by the Board of Trustees of the Trust. Except for these differences between classes, each share of the Fund represents an undivided, proportionate interest in the Fund. The Information regarding the Trust's other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219, or by calling 1-800-480-4111.


INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in a diversified group of One Group(R) mutual funds which invest primarily in equity securities.

The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding shares (as defined in the Statement of Additional Information).

There is no assurance that the Fund will meet its investment objective.

INVESTMENT POLICIES OF THE FUND

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding shares unless a policy is expressly deemed to be fundamental. Shareholders will be notified of any material change in the Fund's investment policies.

PERMISSIBLE INVESTMENTS


The Fund will invest 80% to 100% of its total assets in nine Underlying Funds of The One Group(R) which invest primarily in equity securities, up to 20% of its total assets in five Underlying Funds of The One Group(R) which invest primarily in fixed income securities, and up to 10% of its total assets in one money market fund of The One Group(R). The Fund will invest its assets in the Underlying Funds, within the ranges indicated below.




    ------------------------------------------------------------------------------------------------
                                                                           INVESTMENT RANGE
                                 INVESTOR GROWTH FUND                      (PERCENT OF FUND ASSETS)
    ------------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund............................            0 - 10%
    The One Group(R) Limited Volatility Bond Fund.......................            0 - 20%
    The One Group(R) Intermediate Bond Fund.............................            0 - 20%
    The One Group(R) Income Bond Fund...................................            0 - 20%
    The One Group(R) Government Bond Fund...............................            0 - 20%
    The One Group(R) Ultra Short-Term Income Fund.......................            0 - 20%
    The One Group(R) Disciplined Value Fund.............................            0 - 30%
    The One Group(R) International Equity Index Fund....................            0 - 30%
    The One Group(R) Large Company Growth Fund..........................            0 - 48%
    The One Group(R) Large Company Value Fund...........................            0 - 55%
    The One Group(R) Growth Opportunities Fund..........................            0 - 30%
    The One Group(R) Value Growth Fund..................................            0 - 50%
    The One Group(R) Gulf South Growth Fund.............................            0 - 30%
    The One Group(R) Income Equity Fund.................................            0 - 50%
    The One Group(R) Equity Index Fund..................................            0 - 50%

The allocation of the Fund's assets among the Underlying Funds will be made by the Advisor under the supervision of the Trust's Board of Trustees, within the percentage ranges set forth in the table above.


The Fund and the Underlying Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. Such securities include obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, repurchase agreements, bankers acceptances, variable amount master demand notes and bank money market deposit accounts. The Fund and the Underlying Funds may also hold cash or cash equivalents for liquidity purposes.


                                                                      PROSPECTUS

To the extent the Fund or the Underlying Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

DESCRIPTION OF THE UNDERLYING FUNDS

The following is a brief description of the principal investment policies of the Underlying Funds. Additional investment practices are described in "Investment Policies of the Underlying Funds," the Statement of Additional Information and the prospectus for each of the Underlying Funds.

THE ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND

The One Group(R) International Equity Index Fund is an equity fund. The objective of the fund is to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE GDP Index" or "EAFE GDP Index"). ((1)) Under normal conditions, the fund will invest substantially all of its assets in foreign securities and at least 65% of the value of its total assets in foreign equity securities, consisting of common stocks (including sponsored and unsponsored American Depository Receipts ("ADRs")) and preferred stocks, securities convertible into common stocks (only if they are listed on registered exchanges or actively traded in the over-the-counter market), warrants and depository receipts for such securities of issuers located in at least three different countries. In attempting to duplicate the capital performance and dividend income of the MSCI EAFE GDP Index, the fund will normally invest in the stocks which comprise the Index and secondarily in stock index futures. It is expected that cash reserve items normally will not exceed 10% of the fund's net assets. The Fund may invest up to 10% of its net assets in securities of emerging international markets such as Mexico, Brazil and Chile. A substantial portion of the fund's assets will be denominated in foreign currencies.

THE ONE GROUP(R) LARGE COMPANY GROWTH FUND

The One Group(R) Large Company Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. To achieve its objective, the fund will, under normal market conditions, invest substantially all, but in no event less than 65%, of the value of its total assets in equity securities consisting of common stocks, warrants and any rights to purchase common stocks. The weighted average capitalization of the companies in which the fund invests will under normal market conditions always be in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). ((2)) The fund may invest the remainder of its assets in any combination of nonconvertible fixed income securities, repurchase agreements, options and futures contracts.

THE ONE GROUP(R) LARGE COMPANY VALUE FUND

The One Group(R) Large Company Value Fund is an equity fund that seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The fund will invest in equity securities of companies that are believed to be selling below their long-term intrinsic investment values. Companies held will typically be large capitalization issuers with current price/earnings and/or price/book ratios which are lower than that of the general market as measured by the S&P 500 Index. In addition, the fund may invest in stock of companies which have been analyzed to have breakup values well in excess of current market values or which have uniquely undervalued corporate assets. The general approach to purchasing stocks will emphasize individual security selection. Macroeconomic data and industry profit forecasts will be utilized to gauge the best sectors of the economy in which to be positioned.

Under normal market conditions, the fund will invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks which are convertible into common stocks. The fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) GROWTH OPPORTUNITIES FUND

The One Group(R) Growth Opportunities Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The fund will invest in issues which are identified and selected based on the potential to produce above-average earnings growth per share over a one-to-three year period. It is expected that issuers will generally include established companies with a history of above-average growth or companies that are expected to enter

---------------

(1) "MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the fund.

(2) "Standard & Poor's 500" is a registered trademark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the fund.

PROSPECTUS
periods of above-average growth, and smaller companies which are positioned in emerging growth industries. The fund may invest in securities listed on a stock exchange as well as those traded over-the-counter. At least 80% of the value of the fund's total assets will, under normal conditions, be invested in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) VALUE GROWTH FUND

The One Group(R) Value Growth Fund seeks long-term capital growth and growth of income while, as a secondary objective providing a moderate level of current income. The fund pursues its objectives by investing primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants, and other equity securities of companies that show the potential for growth of earnings over time. Stock selection is guided by current valuation relative to a stock's historical valuation and relative to the Advisor's estimates of future growth of earnings and dividends. Accordingly, the fund may emphasize securities of companies that the Advisor believes are overlooked or undervalued by investors, which fact should contribute to an increase in the market value of the security over time.

The fund will ordinarily invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents.

THE ONE GROUP(R) GULF SOUTH GROWTH FUND

The One Group(R) Gulf South Growth Fund seeks long-term capital growth by investing in a portfolio of equity securities of small-capitalization, emerging growth and medium capitalization companies, which are either headquartered in or whose primary market is in the southeastern region of the United States. The fund invests primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of such companies.

The Advisor anticipates that the fund's portfolio will normally consist of securities of approximately twenty-five to sixty emerging growth companies from Virginia, North Carolina, South Carolina, Florida, Georgia, Tennessee, Alabama, Mississippi, Arkansas, Louisiana, Kentucky and Texas. It is expected that companies selected would generally have market capitalizations ranging from $50,000,000 to $2,000,000,000, although the fund may occasionally hold securities of companies whose market capitalizations are considerably larger if doing so contributes to the fund's investment objective.

The fund will normally invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents, when the Advisor's assessment of the attractiveness of the entire stock market and individual market sectors changes.

Because the fund is non-diversified, its share price may be subject to greater fluctuations as a result of changes in an issuer's financial condition or the market's assessment of an individual issuer. In addition, smaller, less seasoned companies may be subject to greater business risk than larger, established companies.

THE ONE GROUP(R) INCOME EQUITY FUND

The One Group(R) Income Equity Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The fund will make investments in an attempt to keep its yield above the S&P 500 Index. Achieving such a yield will be the primary consideration in selecting securities. Investments will be made in common stocks of corporations which regularly pay dividends, although continued payment of dividends cannot be assured. The fund will invest primarily in stocks with favorable, long-term fundamental characteristics, but stocks of companies that are out of favor in the financial community may also be purchased.

The fund will under normal conditions invest at least 80% of the value of its total assets in equity securities consisting of common stocks, and debt securities and preferred stocks which are convertible into common stocks. The fund also may enter into options and futures transactions. The balance of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) EQUITY INDEX FUND

The One Group(R) Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities on the S&P 500 Index. The fund will, in attempting to duplicate the capital performance and dividend income of the S&P 500 Index, normally invest in many of the stocks which comprise the S&P 500 Index and secondarily in stock index futures. Cash reserves will not normally exceed 10% of the fund's net assets.

The Advisor generally selects stocks for the fund in the order of their weightings in the S&P 500 Index beginning with the heaviest weighted stocks. The percentage of the fund's assets to be invested in each stock is approximately the same as the percentage it represents in the S&P 500 Index. From time to time, administrative adjustments may be made in the

                                                                      PROSPECTUS
fund because of changes in the composition of the S&P 500 Index, but such changes should be infrequent. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index.

THE ONE GROUP(R) PRIME MONEY MARKET FUND

The One Group(R) Prime Money Market Fund seeks current income with liquidity and stability of principal. The fund intends to comply with the regulations of the Securities and Exchange Commission applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by the fund. Under these regulations, the fund will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less.

THE ONE GROUP(R) DISCIPLINED VALUE FUND

The One Group(R) Disciplined Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The fund will invest in equity securities with below-market average price-to-earnings and price-to-book value ratios. The issuer's soundness and earnings prospects will also be considered. Although capital appreciation is the primary purpose for investing in the security, all common stocks must be paying a current dividend to shareholders to be eligible for purchase. While the Advisor may sell fund securities in its discretion at any time, it is unlikely to move toward elimination of the fund's holdings of a stock when the Advisor determines that there is a fundamental change that impairs a company's ability to pay dividends, or if the company's 12-month earnings per share comparison is declining.

The fund will, under normal conditions, invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The fund also may enter into options and futures transactions. The balance of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND

The One Group(R) Limited Volatility Bond Fund seeks current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities. The fund will normally invest at least 80% of total assets in debt securities of all types with short to intermediate maturities. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between one and five years. At least 65% of the fund's total assets will consist of bonds rated in one of the three highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") at the time of investment, or, if unrated, determined by the Advisor to be of comparable quality. In addition, at least 65% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The fund also may purchase taxable or tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks.

THE ONE GROUP(R) INTERMEDIATE BOND FUND

The One Group(R) Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high and medium-grade fixed-income securities with intermediate maturities. The fund will normally invest at least 80% of total assets in debt securities of all types. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between three and ten years. At least 65% of the fund's total assets will consist of bonds rated in one of the three highest rating categories by at least one NRSRO at the time of investment, or, if unrated, determined by the Advisor to be of comparable quality. However, the Advisor reserves the right to invest in more speculative debt securities if they present attractive opportunities and are rated in the fourth highest rating category by at least one NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality. In addition, at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The fund may also purchase taxable and tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks.

THE ONE GROUP(R) INCOME BOND FUND


The One Group(R) Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities. The fund will normally invest at least 70% of total assets in debt securities of all types rated in one of the four highest rating categories ("investment grade") by at least one NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality. In addition, up to 30% of the fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below


PROSPECTUS
investment grade. Securities rated below investment grade are called "high yield" and "junk bonds." Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between five and twenty years. As a matter of fundamental policy, at least 65% of the fund's total assets will consist of bonds. The fund may also purchase taxable or tax-exempt municipal securities.


THE ONE GROUP(R) GOVERNMENT BOND FUND

The One Group(R) Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The fund seeks to achieve its objective principally through investment in securities issued by the U.S. government and its agencies and instrumentalities. At least 65% of the total assets of the fund will be invested in obligations guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or collateralized by mortgages that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The balance of the fund's assets may be invested in debt securities and taxable or tax-exempt municipal securities. The average weighted remaining maturity of the fund is expected to be between three and fifteen years.

THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND

The One Group(R) Ultra Short-Term Income Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The fund will normally invest at least 80% of its total assets in debt securities of all types, including money market instruments. In addition, up to 20% of the fund's total assets may be invested in other securities, including preferred stock. The fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or collateralized by mortgages with periodic interest rate resets, some of which may be subject to repurchase agreements. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the fund also may purchase mortgage-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees as to timely payments. The fund also may purchase mortgage and interest rate swaps and interest rate floors and caps. The fund also may employ other investment techniques to enhance returns, such as loans of fund securities, mortgage dollar rolls, repurchase agreements, options contracts and reverse repurchase agreements.

The Fund will maintain a maximum duration of approximately two years. Under normal interest rate conditions, the Fund's actual duration is expected to be in a range of approximately six months to one year.

RISK FACTORS

The investments of the Fund are concentrated in the Underlying Funds, so the Fund's investment performance is directly related to the performance of the Underlying Funds. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the Underlying Funds within certain ranges. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints.

The Fund may invest in Underlying Funds which invest in medium or lower grade bonds. If these bonds are downgraded, the Advisor will consider whether to increase or decrease the Fund's investment in the affected Underlying Fund. Further, the Fund may invest in Underlying Funds which concentrate their assets in certain industries. Under certain circumstances, this could result in the Fund being concentrated in those industries. If this were to occur, the Advisor would consider whether to maintain or change the Fund's investments in such Underlying Funds.

SPECIAL RISKS OF INVESTING IN EQUITY FUNDS

Changes in the value of an equity fund's portfolio securities will not affect cash income, if any, derived from these securities but will affect the fund's net asset value. Because equity funds invest primarily in equity securities, which fluctuate in value, the funds' shares also will fluctuate in value. In addition, certain investment management techniques that the funds may use, such as the purchase and sale of futures, options and forward commitments, could expose the funds to potentially greater risk of loss than more traditional equity investments.

SPECIAL RISKS OF INVESTING IN FIXED-INCOME FUNDS

The market value of a fund's fixed-income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these

                                                                      PROSPECTUS
investments. Except under condition of default, changes in the value of fixed-income securities will not affect cash income derived from these securities but will affect the funds' net asset value.

SPECIAL RISKS OF INVESTING IN INDEX FUNDS

Because of the funds' investment objectives, securities may be purchased, retained and sold by the funds when such transactions would not be consistent with traditional investment criteria. Accordingly, an investor is exposed to a greater risk of loss (and a correspondingly greater prospect of gain) from fluctuations in the value of such securities than would be the case if the funds were not fully invested in such securities. In addition, the Advisor may eliminate one or more securities or elect not to increase the funds' position in such securities notwithstanding the continued listing of such securities on the relevant index in the following circumstances: (i) the stock is no longer publicly traded; or (ii) an unexpected adverse development occurs with respect to a company such as bankruptcy or insolvency. As a result of these risk factors, the share price of an index fund is expected to be volatile, and investors should be able to sustain sudden, sometimes substantial, fluctuations in the value of their investment.

SPECIAL RISKS OF INVESTING IN FOREIGN SECURITIES

Investments in securities of foreign issuers involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs, and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Finally, since the funds may invest in securities denominated in foreign currencies, changes in exchange rates may affect the value of investments in the funds.

SPECIAL RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES

Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the funds may be volatile and the net asset value of shares of the funds may fluctuate.

SPECIAL RISKS OF INVESTING IN MORTGAGE-RELATED SECURITIES

Some of the funds invest in mortgage-related securities, such as mortgage-backed securities, adjustable rate mortgage loans ("ARMs"), fixed rate mortgage loans, and mortgage dollar rolls. The investment characteristics of mortgage-related securities differ from traditional debt securities. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. The major differences typically include more frequent interest and principal payments, usually monthly, the adjustability of interest rates, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a fund may fail to recoup fully its investment in mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee. The funds intend to use hedging techniques to control this risk. In general, changes in the rate of prepayments on a mortgage-related security will change that security's market value and its yield to maturity. When interest rates fall, high prepayments could force a fund to reinvest principal at a time when investment opportunities are not attractive. Thus, mortgage-related securities may not be an affective means for a fund to lock in long-term interest rates. Conversely, during periods when interest rates rise, slow prepayments could cause the average life of the security to lengthen and the value to decline more than anticipated.

HOW TO DO BUSINESS WITH THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group(R) Services Company, by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor.

Purchases and redemptions of shares of the Fund may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Fund are $1,000 and $100 respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and

PROSPECTUS
subsequent investment minimums may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B and Class C shares per individual purchase order.



Class A, Class B and Class C shares are offered to IRA Account participants, investors in certain retirement plans such as 401(k) and similar qualified plans, and other long-term investors. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.


BY MAIL


Investors may purchase Class A, Class B and Class C shares of the Fund by completing and signing an Account Application Form and mailing it, along with a personal check (or other negotiable bank instrument or money order) payable to "The One Group(R)," the Fund, The One Group Services Company, or State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500. If the purchase order is to be credited to a Fund Direct IRA, the check should be payable to State Street Bank and Trust Company for the benefit of the Shareholder. Subsequent purchases of shares may be made at any time by mailing a personal check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111. All purchases made by check should be in U.S. dollars. Third party checks will not be accepted. When purchases are made by check or under the Systematic Investment Plans (see below), redemptions will not be allowed until the investment being redeemed has been in the Fund for 10 calendar days.



Purchases of Fiduciary Class shares, and Class A, Class B and Class C shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."


BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or the Shareholder Servicing Agents, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN


Class A, Class B and Class C investors may make automatic monthly investments in the Fund from their bank, savings and loan or other depository institution accounts. The minimum initial investment must be $1000 and subsequent investments must be $25 under the Systematic Investment Plan, which minimum may be reduced at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account which would reduce the investor's return from an investment in the Fund.


FUND-DIRECT IRA

The Trust offers a tax-advantaged retirement plan for which the Fund may be an appropriate investment. The Trust's retirement plan allows participants to defer taxes while helping them build their retirement savings.

The One Group(R) Fund-Direct IRA is a retirement plan with a wide choice of investments offering people with earned income the opportunity to compound earnings on a tax-deferred basis. An IRA Adoption Agreement may be obtained by calling the Distributor at 1-800-480-4111.

ADDITIONAL INFORMATION REGARDING PURCHASES


A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be cancelled if the Transfer Agent does not receive Federal funds before close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A, Class B and Class C shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of


                                                                      PROSPECTUS
shares of the Fund is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares may also be issued in transactions involving the acquisition by the Fund of securities held by collective investment funds sponsored and administered by affiliates of the Advisor. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because the distribution expenses charged to Class A, Class B and Class C shares are not charged to Fiduciary Class shares.


The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.


Fiduciary Class shares offered to institutional investors and to investors in certain retirement plans, and Class A, Class B and Class C shares offered to IRA account participants and investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.


No certificates representing shares of the Fund will be issued. In communications to Shareholders, the Fund will not duplicate mailings of Fund material to Shareholders who reside at the same address.

SALES CHARGE


CLASS A SHARES


The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge reallowed to financial institutions and intermediaries (the "commission"):

                                                                               SALES CHARGE
                                                             SALES CHARGE     AS APPROPRIATE      COMMISSION
                                                                 AS A         PERCENTAGE OF          AS A
                                                            PERCENTAGE OF       NET AMOUNT      PERCENTAGE OF
                   AMOUNT OF PURCHASE                       OFFERING PRICE       INVESTED       OFFERING PRICE
---------------------------------------------------------   --------------    --------------    --------------
less than $100,000.......................................        4.50%             4.71%             4.05%
$100,000 but less than $250,000..........................        3.50%             3.53%             3.05%
$250,000 but less than $500,000..........................        2.50%             2.36%             2.05%
$500,000 but less than $1,000,000........................        2.00%             2.04%             1.60%
$1,000,000 or more.......................................        0.00%             0.00%             0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown above. The maximum cash compensation payable by the Distributor as a sales charge is 3.00% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of the shares of the Fund in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to 1.00% of the offering price of Class A shares of the Fund for sales of $1 million to $5 million, and 0.50% for sales over $5 million. A Shareholder who purchases $1 million or more of Class A shares and is not assessed a sales charge the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such Shareholder redeems any or all of the Class A shares prior to the first anniversary of purchase.

PROSPECTUS

Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION


In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A, Class B, and Class C shares of the Fund and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.


The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 in Class A shares of one (or more) of the funds of the Trust that imposes a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 2.00% (the sales charge applicable to purchases of $250,000) and .50% of the investment (representing the difference between the 2.50% sales charge applicable to purchases of $100,000 and the 2.00% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES


No sales charge is imposed on Class A shares of the Fund: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment advisors, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an


                                                                      PROSPECTUS
asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; (x) directly purchased with the proceeds of a distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is the Trustee or Paying Agent; or (xi) purchased in connection with plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi), and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi), and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi), and (vii).


CONTINGENT DEFERRED SALES CHARGE



CLASS B SHARES AND CLASS C SHARES



Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. Class C shares also are not subject to a sales charge when they are purchased, but are subject to a Contingent Deferred Sales Charge if a Shareholder redeems them prior to the first anniversary of purchase. When a Shareholder purchases Class B and Class C shares, the full purchase amount is invested directly in the Fund. Class B and Class C shares of the Fund are also subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Fund's average daily net assets as provided in the CDSC Plan (described below under "The Distributor"). This ongoing fee will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.



Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the CDSC Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to dealers and agents for selling such shares. A dealer reallowance of 4.00% of the original purchase price of the Class B shares and 1.00% of the original purchase price of Class C shares will be paid to financial institutions and intermediaries.



Class B and Class C shareholders will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.


The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

PROSPECTUS

CLASS B SHARES



                                                                                CONTINGENT DEFERRED
                                                                                 SALES CHARGE AS A
                                    YEAR(S)                                        PERCENTAGE OF
                                     SINCE                                         DOLLAR AMOUNT
                                    PURCHASE                                     SUBJECT TO CHARGE
    ------------------------------------------------------------------------    -------------------
    0-1.....................................................................           5.00%
    1-2.....................................................................           4.00%
    2-3.....................................................................           3.00%
    3-4.....................................................................           3.00%
    4-5.....................................................................           2.00%
    5-6.....................................................................           1.00%
    6-7.....................................................................            None
    7-8.....................................................................            None



To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).



CLASS C SHARES



                                                                                CONTINGENT DEFERRED
                                                                                 SALES CHARGE AS A
                                    YEAR(S)                                        PERCENTAGE OF
                                     SINCE                                         DOLLAR AMOUNT
                                    PURCHASE                                     SUBJECT TO CHARGE
    ------------------------------------------------------------------------    -------------------
    0-1.....................................................................           1.00%
    After first year........................................................            None



In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B and Class C shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, next Class C shares, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.


WAIVER OF CONTINGENT DEFERRED SALES CHARGE


The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualified retirement plan if redemption is made within one year of such death or disability; (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2; or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."


CONVERSION FEATURE


Class B shares will automatically convert to Class A shares eight years after the end of the month in which the shares were purchased and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Class C shares will convert to Class A shares after six years. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.


                                                                      PROSPECTUS

For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B and Class C shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B or Class C shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B or Class C shares in the sub-account will also convert to Class A shares.



If a Shareholder effects one or more exchanges among Class B or Class C shares of the funds of the Trust during the eight or six year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that eight or six year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class C shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B or Class C shares converted, although the dollar value will be the same.


EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of the Fund may exchange their shares for Class A shares of the Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders may exchange their shares for Fiduciary Class shares of the Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

The exchange privilege may be exercised only in those states where the shares of the Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B

Class B Shareholders of the Fund may exchange their shares only for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.


CLASS C



Class C Shareholders of the Fund may exchange their shares only for Class C shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class C shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class C shares. The requirements applicable to computing the Contingent Deferred Sales Charge on the exchange of Class B shares are also applicable to the exchange of Class C shares.


ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

PROSPECTUS

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax advisors for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Fund.

A more detailed description of the above is set forth in the Statement of Additional Information.

The Trust's exchange privilege is not intended to afford Shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Trust has established a policy of limiting excessive exchange activity.

Exchange activity generally will not be deemed excessive if limited to TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (AT LEAST 30 DAYS APART) from the Fund during any twelve month period. Notwithstanding these limitations, the Trust reserves the right to reject any purchase request (including exchange purchases from other funds of the Trust) that is reasonably deemed to be disruptive to efficient portfolio management.

REDEMPTIONS


Shareholders may redeem their shares without charge (except Class B and Class C shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable contingent deferred sales charge for Class B and Class C shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.


BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All requests for redemptions from IRA accounts must be in writing. Redemption request forms may be obtained from the Transfer Agent by calling (800) 480-4111. All written redemption requests should be sent to The One Group(R), c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange, or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.

The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $50,000 worth of shares or less;
(ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE OR BY WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN


Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each, unless the withdrawal plan is part of a required minimum distribution from an IRA or other qualified plan. There is no charge for this service.


                                                                      PROSPECTUS

Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.


Pursuant to the Systematic Withdrawal Plan, Class B and Class C shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date.


In addition, Shareholders who have attained the age of 70 1/2 may elect to receive distributions, to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan.

If the amount of systematic withdrawal exceeds income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 10 or more days until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

FUND MANAGEMENT

THE ADVISOR

The Trust and Banc One Investment Advisors Corporation (the "Advisor") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its bank or non-bank affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.

The Advisor is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance.


On a consolidated basis, BANC ONE CORPORATION had assets of over $101 billion as of December 31, 1996.


The Advisor represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group(R) since 1985 (then known as "The Helmsman Fund").

No single person is responsible for managing the assets of the Fund. Rather, investment decisions for the Fund are made by committee.

The Advisor is entitled to a fee which is calculated daily and paid monthly, at an annual rate of .05% of the average daily net assets of the Fund. The Advisor may voluntarily waive all or part of its fee.

PROSPECTUS

The Advisor also serves as investment advisor to each of the Underlying Funds. As a shareholder of each of the Underlying Funds, the Fund will indirectly bear is proportionate share of investment advisory fees paid by those funds. The Underlying Funds pay the Advisor an advisory fee at the following rates:

    The One Group(R) Prime Money Market Fund...............................................   .30%
    The One Group(R) Limited Volatility Bond Fund..........................................   .40%
    The One Group(R) Intermediate Bond Fund................................................   .40%
    The One Group(R) Income Bond Fund......................................................   .40%
    The One Group(R) Government Bond Fund..................................................   .45%
    The One Group(R) Ultra Short-Term Income Fund..........................................   .30%
    The One Group(R) Disciplined Value Fund................................................   .74%
    The One Group(R) International Equity Index Fund.......................................   .55%
    The One Group(R) Large Company Growth Fund.............................................   .74%
    The One Group(R) Large Company Value Fund..............................................   .74%
    The One Group(R) Growth Opportunities Fund.............................................   .74%
    The One Group(R) Value Growth Fund.....................................................   .74%
    The One Group(R) Gulf South Growth Fund................................................   .74%
    The One Group(R) Income Equity Fund....................................................   .74%
    The One Group(R) Equity Index Fund.....................................................   .10%

THE DISTRIBUTOR

The One Group(R) Services Company (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Fund are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Fund. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of Class A shares of the Fund. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.


Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class C shares are subject to a contingent Deferred Sales Charge if such shares are redeemed prior to the first anniversary of purchase. Class B and Class C shares of the Fund are subject to an ongoing distribution and Shareholder service fee as provided in the CDSC Distribution and Shareholder Services Plan (the "CDSC Plan") at an annual rate of 1.00% of the Fund's average daily net assets, which includes Shareholder servicing fees of .25% of the Fund's average daily net assets.



Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the CDSC Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of Class B and Class C shares, such as the payment of compensation to dealers and agents for selling such shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase.



The Plan and the CDSC Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund also may execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.


Fiduciary Class shares of the Fund are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

                                                                      PROSPECTUS

THE ADMINISTRATOR

The One Group(R) Services Company, (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Fund (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .10% of the Fund's average daily net assets on the first $500,000,000 in Fund assets, .075% of the Fund's average daily net assets between $500,000,000 and $1 billion, and .05% of the Fund's average daily net assets when Fund assets exceed $1 billion.

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust, for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company. Bank One Trust Company receives a fee paid by the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

The Advisor and the Administrator of the Fund each bears all expenses incurred in connection with the performance of their services as investment advisor and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.


As a general matter, as set forth in the Multiple Class Plan, expenses are allocated to each class of shares of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A, Class B, and Class C shares, other than in accordance with the relative net asset value of the class, are the distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Fund in proportion to the relative net asset value of the shares of such classes.


The organizational expenses of the Fund have been capitalized and are being amortized in the first five years of the Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

PROSPECTUS

VOTING RIGHTS

As set forth in the Multiple Class Plan, each share held entitles the Shareholder of record to one vote. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS


Net investment income (exclusive of capital gains) is determined and declared monthly, and is distributed in the form of monthly dividends to Shareholders of Record on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually.


To maintain a relatively even rate of distributions from the Fund rather than having substantial fluctuations from period to period, the monthly distributions level from the Fund may be fixed from time to time at rates consistent with the Advisor's long-term earnings expectations.


Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B, Class C or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.


Class B shares received as dividends and capital gains distributions at the net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. See "Conversion Feature."

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.


The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A, Class B, and Class C shares because of the distribution expenses charged to Class A, Class B, and Class C shares.


SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

OTHER INVESTMENT POLICIES

PORTFOLIO TURNOVER


Portfolio turnover may vary greatly from year to year as well as within a particular year. It is presently estimated that the annual portfolio turnover rate for the Fund will not exceed 180%. Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to the Fund's Shareholders.


INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if

                                                                      PROSPECTUS
more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of regulated investment companies and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except for investments in funds of the One Group(R), provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. As described above in "Investment Policies of the Fund -- Permissible Investments," the Fund may also invest directly in certain of the following instruments for temporary defensive purposes. Additional investment limitations are set forth in the Statement of Additional Information. For the investment limitations of the Underlying Funds, see the applicable prospectuses.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the Underlying Funds. As described above in "Investment Policies of the Fund -- Permissible Investments," the Fund may also invest directly in certain of the following instruments for temporary defensive purposes. For a more detailed description, see the Statement of Additional Information or the prospectuses of the Underlying Funds.

U.S. TREASURY OBLIGATIONS -- The funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

RECEIPTS -- The funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

CERTIFICATES OF DEPOSIT -- Certificates of deposit ("CDs") are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. Maturities are generally six months or less.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance specific types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S.

PROSPECTUS
government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

CORPORATE SECURITIES -- Corporate securities include corporate bonds, convertible and non-convertible debt securities, and preferred stocks, as well as commercial paper (short-term promissory notes issued by corporations). Issuers of corporate bonds and notes are divided into many different categories by bond market sector, such as electric utilities, gas utilities, telephone utilities, consumer finance companies, wholesale finance companies and industrial companies. Within each major category of issuer, there are many subcategories.

WARRANTS -- Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

COMMON STOCK -- Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

INVESTMENT COMPANY SECURITIES -- The funds may invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of their assets in the securities of other investment companies.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The funds bear a risk of loss in the event the other party defaults on its obligations and the funds are delayed or prevented from their right to dispose of the collateral securities or if the funds realize a loss on the sale of the collateral securities.

REVERSE REPURCHASE AGREEMENTS -- The funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The funds will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the funds enter into a reverse repurchase agreement, they would place liquid high grade debt securities having a value equal to the repurchase price (including accrued interest), in a segregated custodial account and would subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the funds may decline below the price at which the funds are obligated to repurchase the securities.

DEMAND FEATURES -- The funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount at a fixed price (usually with accrued interest) within a fixed period (usually seven days) following a demand by the funds. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the funds to meet redemption requests and remain as fully invested as possible.

ASSET-BACKED SECURITIES -- Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying debt will be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain interest rate and prepayment rate scenarios, the funds may fail to recoup fully their investment in asset-backed securities. Asset-backed securities are commonly considered to be derivatives.

SHORT-TERM FUNDING AGREEMENTS -- The funds may, in order to enhance yield, make limited investments in short-term funding agreements issued by banks and highly rated insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GIBS"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company and are paid from the general assets of the issuing entity. The funds

                                                                      PROSPECTUS
will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated "A" or the equivalent by at least one NRSRO and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements.

SECURITIES OF FOREIGN ISSUERS -- The funds may invest in securities of foreign issuers to achieve income or capital appreciation. The funds also may invest in commercial paper of foreign issuers and obligations of foreign branches of U.S. banks, U.S. and London branches of foreign banks, and supranational entities which are established through the joint participation of several governments (e.g., the Asian Development Bank and the Inter-American Development Bank). Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"), which are securities typically issued by a U.S. financial institution that evidence ownership interests in a pool of securities issued by a foreign issuer. ADRs include American Depository Shares and New York Shares. There may be less information available on the foreign issuers of unsponsored ADRs than on the issuers of sponsored ADRs.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are debt obligations secured by real estate loans and pools of loans. The funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Mortgage-backed securities may also be issued by non-governmental entities and may or may not have private insurer guarantees of timely payments. The funds also may invest in mortgage-backed securities issued by non-government entities, which consist of Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the funds may have to reinvest in securities with a lower yield. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

STRIPPED MORTGAGE-BACKED SECURITIES -- The funds may, to enhance revenues or hedge against interest rate risk, invest in stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. The funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOs"), while the other class will receive all of the principal ("POs"). If the underlying mortgage assets experience greater than anticipated prepayments of principal, the funds may fail to fully recoup their initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the funds' limitations on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates.

MORTGAGE DOLLAR ROLLS -- The funds may enter into mortgage "dollar rolls" in which the funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the funds compared with what such performance would have been without the use of mortgage dollar rolls.

FIXED RATE MORTGAGE LOANS -- Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. The funds may invest in fixed rate mortgage loans that are privately issued and are not issued or guaranteed by the U.S. government.

SECURITIES LENDING -- In order to generate additional income, the funds may lend up to 33% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Advisor to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. The funds will enter into loan arrangements only with counterparties which the Advisor has deemed to be creditworthy

PROSPECTUS
under guidelines established by the Board of Trustees. Loans are subject to termination by the funds or the borrower at any time, and are therefore, not considered to be illiquid investments.

RESTRICTED SECURITIES -- The funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under Federal securities law and is generally sold to institutional investors, such as the funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS -- The funds may purchase securities on a when-issued basis when deemed by the Advisor to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. When the Advisor purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. The funds generally will not pay for such securities or earn interest on them until received. In a forward commitment transaction, the funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

OPTIONS -- The funds may purchase and write (i.e., sell) call options and put options on securities and indices, which options are traded on national securities exchanges. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. There are risks associated with options transactions, including the following: (i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the funds and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the funds will receive a premium when they write covered call options, they may not participate fully in a rise in the market value of the underlying security. It is expected that the funds will only engage in option transactions with respect to permitted investments and related indices.

FUTURES CONTRACTS AND RELATED OPTIONS -- Certain of the funds may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the funds' total assets at current value. Options and futures can be volatile instruments, and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a fund's return. The funds could also experience losses if the prices of their options and futures positions were poorly correlated with their other instruments, or if they could not close out their positions because of an illiquid secondary market.

SWAPS, CAPS AND FLOORS -- In order to protect the value of the funds from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the funds' investments are traded, the funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, for both hedging and non-hedging purposes. Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, a fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and

                                                                      PROSPECTUS
floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

NEW FINANCIAL PRODUCTS -- New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the funds may invest in any such options, contracts and products as may be developed to the extent consistent with their investment objective, policies and restrictions and the regulatory requirements applicable to investment companies. These various products may be used to adjust the risk and return characteristics of the funds' portfolio of investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of the funds would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the funds to potentially greater return as well as potentially greater risk of loss than more traditional fixed-income investments.

STRUCTURED INSTRUMENTS -- Structured instruments are debt securities issued by agencies or instrumentalities of the U.S. government (such as Sallie Mae, Ginnie Mae, Fannie Mae, and Freddie Mac), banks, municipalities, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available. Structured instruments are commonly considered to be derivatives.

While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Advisor, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

MUNICIPAL SECURITIES -- Municipal Securities are issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities are generally classified as "general obligation" bonds and "revenue" bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are not payable from the issuer's general revenues. The funds also may purchase short-term tax-exempt General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt obligations. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a fund's municipal securities in the same manner. In addition, the Internal Revenue Code of 1986, as amended (the "Code") imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

INVERSE FLOATING RATE INSTRUMENTS -- The funds may seek to increase yield by investing in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

PROSPECTUS

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

The following descriptions of S&P's and Moody's corporate and municipal bond ratings have been published by S&P and Moody's, respectively.

STANDARD & POOR'S RATING SERVICES

Investment Grade

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

Non-Investment Grade

Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rated category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,

                                                                      PROSPECTUS
financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating C1 is reserved for income bonds on which no interest is being paid.

Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-). Ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTOR SERVICE, INC.

Investment Grade

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds that are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of securities rated BBB or Baa to make principal and interest payments than is the case with higher grade securities.

Non-Investment Grade

Bonds rated Ba are more uncertain and have speculative elements. The protection of interest and principal payments is not well safeguarded during good and bad times. Bonds rated B lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time).

Bonds rated Caa have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments. Bonds rated Ca are speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating. Bonds in this category have extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the Advisor determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state, municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

PROSPECTUS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

MISCELLANEOUS


The Trust believes that as of April 9, 1997, BANC ONE CORPORATION (100 East Broad Street, Columbus, OH 43271), through its affiliates, owned of record substantially all the Fiduciary Class shares of the Fund. The Trust believes that as of the same date, BANC ONE CORPORATION, through its affiliates, possessed on behalf of its underlying accounts, voting or investment power with respect to 90.26% of Fiduciary Class shares of the Fund.


As a consequence, BANC ONE CORPORATION may be deemed to be a controlling person of the Fiduciary Class shares of the Fund under the Investment Company Act of 1940.


PERFORMANCE


From time to time, the Funds may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in the Funds over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Funds. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.


The Trust will include information on all classes of shares of the Funds in any advertisement or information including performance data for the Fund. The performance for Fiduciary Class shares may be higher than for Class A, Class B and Class C shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.


The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

                                                                      PROSPECTUS

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to the tax consequences of investing in the Fund.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. Generally, dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares, and any net capital gains will be distributed at least annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the Code ("qualified retirement plans") will not be taxable. The Federal tax treatment of qualified retirement plans, as well as distributions from such plans, is governed by specific provisions of the Code. If shares are held by a retirement plan that ceases to qualify for tax-exempt treatment under the Code or by an individual who has received such shares as a distribution from a retirement plan, the Fund's distributions will be taxable to such plan or individual as described in the preceding paragraph. Persons considering directing the investment of their qualified retirement plan account in the Fund and qualified retirement plan trusts considering purchasing such shares, should consult their tax advisors for a more complete explanation of the Federal tax consequences, and for an explanation of the state, local and (if applicable) foreign tax consequences of making such an investment.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

Certain securities purchased by the Fund (such as STRIPS, CUBES, TRS, TIGRS and
CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Advisor would not have chosen to sell such securities and may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by Shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax advisors regarding the state and local tax treatment of the dividends received from the Fund.

The Fund may be subject to foreign withholding taxes on income derived from obligations of foreign issuers. The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

Sale, exchange or redemption of Fund shares by a Shareholder will generally be a taxable event to such Shareholder.

PROSPECTUS

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation

1111 Polaris Parkway


2nd Floor, Suite 100


Columbus, OH 43271-0211


Distributor
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

TOG-F-128

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS


                                 June   , 1997


                 THE ONE GROUP(R) INVESTOR GROWTH & INCOME FUND

Investment Advisor:       BANC ONE INVESTMENT ADVISORS CORPORATION


The One Group(R) (the "Trust") is a mutual fund seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to The One Group(R) Investor Growth & Income Fund Class A, Class B, Class C and Fiduciary Class shares.


THE ONE GROUP(R) INVESTOR GROWTH & INCOME FUND (THE "FUND") SEEKS LONG-TERM CAPITAL APPRECIATION AND GROWTH OF INCOME BY INVESTING PRIMARILY IN A DIVERSIFIED GROUP OF ONE GROUP(R) MUTUAL FUNDS WHICH INVEST PRIMARILY IN EQUITY SECURITIES.


Class A, Class B, and Class C shares are offered to IRA account participants, investors in certain retirement plans such as 401(k) and similar qualified plans, and other long-term investors.


Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodian or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.


This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional
Information dated November 1, 1996 as amended June   , 1997, has been filed with
the Securities and Exchange Commission and is available without charge through the Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111 during business hours. The Statement of Additional Information is incorporated into this Prospectus by reference. The Securities and Exchange Commission maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The One Group(R).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS

TABLE OF CONTENTS


SUMMARY..............................................................................     3
ABOUT THE FUND.......................................................................     5
  Expense Summary....................................................................     5
  The Fund...........................................................................     7
  Investment Objective...............................................................     7
  Investment Policies of the Fund....................................................     7
  Description of the Underlying Funds................................................     8
  Risk Factors.......................................................................    11
HOW TO DO BUSINESS WITH THE ONE GROUP(R).............................................    12
  How to Invest in The One Group.....................................................    12
  Contingent Deferred Sales Charge...................................................    16
  Exchanges..........................................................................    18
  Redemptions........................................................................    19
FUND MANAGEMENT......................................................................    20
  The Advisor........................................................................    20
  The Distributor....................................................................    21
  The Administrator..................................................................    22
  The Transfer Agent and Custodian...................................................    22
  Counsel and Independent Accountants................................................    22
OTHER INFORMATION....................................................................    22
  The Trust..........................................................................    22
  Other Investment Policies..........................................................    24
  Description of Permitted Investments...............................................    24
  Description of Ratings.............................................................    29
  Performance........................................................................    31
  Taxes..............................................................................    32


PROSPECTUS

SUMMARY


The One Group(R) (the "Trust") is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class A, Class B, Class C and Fiduciary Class shares of The One Group(R) Investor Growth & Income Fund.


WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of One Group mutual funds which invest primarily in equity securities. See "Investment Objective." Shares of the Fund are available to tax advantaged retirement accounts and other persons investing for long-term investment purposes. The Fund should not be used for short-term trading purposes. There is no assurance that the Fund will achieve its investment objective.


WHAT ARE THE PERMITTED INVESTMENTS? The Fund offers Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of The One Group(R) (the "Underlying Funds"), which are managed by Banc One Investment Advisors Corporation (the "Advisor"). The Fund will invest 60% to 80% of its total assets in Underlying Funds which invest primarily in equity securities, 20% to 40% in Underlying Funds which invest primarily in fixed-income securities, and up to 10% in Money Market Funds. The Fund will normally allocate its assets among the Underlying Funds according to the Advisor's outlook for the economy, financial markets and relative market valuation of the Underlying Funds. The Advisor may vary the allocation within the above ranges. There is no assurance that the Fund will achieve its stated objective.


WHAT ARE THE CHARACTERISTICS OF THE UNDERLYING FUNDS? The Underlying Funds in which the Fund will invest have the following characteristics:



    -------------------------------------------------------------------------------------------------
                                      UNDERLYING FUND                            TYPE OF INVESTMENTS
    -------------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund...............................          Money Market
    The One Group(R) Limited Volatility Bond Fund..........................          Fixed Income
    The One Group(R) Intermediate Bond Fund................................          Fixed Income
    The One Group(R) Income Bond Fund......................................          Fixed Income
    The One Group(R) Government Bond Fund..................................          Fixed Income
    The One Group(R) Ultra Short-Term Income Fund..........................          Fixed Income
    The One Group(R) Disciplined Value Fund................................             Equity
    The One Group(R) International Equity Index Fund.......................             Equity
    The One Group(R) Large Company Growth Fund.............................             Equity
    The One Group(R) Large Company Value Fund..............................             Equity
    The One Group(R) Growth Opportunities Fund.............................             Equity
    The One Group(R) Value Growth Fund.....................................             Equity
    The One Group(R) Gulf South Growth Fund................................             Equity
    The One Group(R) Income Equity Fund....................................             Equity
    The One Group(R) Equity Index Fund.....................................             Equity


The Fund's net asset value will fluctuate with changes in the equity and bond markets and the value of the Underlying Funds in which it invests. The Fund's investment return is diversified by its investment in the Underlying Funds which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents. See page 6 for a complete description of the Underlying Funds and page 23 for other investment policies.


WHO IS THE ADVISOR? Banc One Investment Advisors Corporation, an indirect subsidiary of BANC ONE CORPORATION, serves as the Advisor of the Trust. The Advisor is entitled to a fee for advisory services provided to the Trust. The Advisor may voluntarily agree to waive a part of its fees. See "The Advisor" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group(R) Services Company serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Investment Advisors Corporation serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Investment Advisors Corporation receives a fee paid by the Administrator. See "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust, for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."


WHO IS THE DISTRIBUTOR? The One Group(R) Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A, Class B and Class C shares. No compensation is paid to the Distributor for the distribution services for the Fiduciary Class shares of the Fund. See "The Distributor."


                                                                      PROSPECTUS

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). See "How to Invest in The One Group(R)" and "Redemptions."


HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is determined and declared monthly, and is distributed in the form of monthly dividends to Shareholders of the Fund on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. See "Dividends."


PROSPECTUS

ABOUT THE FUND

EXPENSE SUMMARY -- THE ONE GROUP(R) INVESTOR GROWTH & INCOME FUND


                                                                                                      FIDUCIARY
                                                                   CLASS A    CLASS B     CLASS C       CLASS
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price)...............................................    4.50%        none        none        none
Maximum Contingent Deferred Sales Charge(2) (as a percentage of original purchase price or redemption proceeds, as
  applicable)...................................................     none       5.00%       1.00%        none
Redemption Fees.................................................     none        none        none        none
Exchange Fees...................................................     none        none        none        none

ANNUAL OPERATING EXPENSES (as a percentage of average daily net assets)

Investment Advisory Fees(3).....................................     .01%        .01%        .01%        .01%
12b-1 Fees (after fee waiver)(4)................................     .25%       1.00%       1.00%        none
Other Expenses(5)...............................................     .19%        .19%        .19%        .19%
------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(6).....................................     .45%       1.20%       1.20%        .20%
------------------------------------------------------------------------------------------------------------


(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) A person who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if the purchaser redeems any or all Class A shares prior to the first anniversary of purchase.

(3) Investment Advisory fees have been revised to reflect fee waivers effective as of the date of this Prospectus. Absent this voluntary reduction, Investment Advisory fees would be .05% for all classes of shares.


(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plan, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A. The 12b-1 fees include a Shareholder servicing fee of .25% of average daily net assets of the Fund's Class B and Class C shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares. See "The Distributor".


(5) Other Expenses have been revised to reflect fee waivers and reimbursements effective as of the date of this Prospectus. Absent this voluntary waiver and reimbursement, Other Expenses would be .29%.


(6) Absent the voluntary reduction of fees, Total Operating Expenses would be .69% for Class A Shares, 1.34% for Class B Shares, 1.34% for Class C Shares, and .34% for Fiduciary Class Shares.


The Fund will indirectly bear its pro rata share of fees and expenses incurred by the Underlying Funds, and the investment returns of the Fund will be net of the expenses of the Underlying Funds. The following chart provides the expense ratio for each of the Underlying Funds in which the Fund invests (based on the current Underlying Fund prospectus). Certain of these expense ratios may include a voluntary reduction of investment advisory fees.


    -----------------------------------------------------------------------------------------------
                                    NAME OF UNDERLYING FUND                          EXPENSE RATIO

    -----------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund......................................         .50%
    The One Group(R) Limited Volatility Bond Fund.................................         .62%
    The One Group(R) Intermediate Bond Fund.......................................         .67%
    The One Group(R) Income Bond Fund.............................................         .61%
    The One Group(R) Government Bond Fund.........................................         .69%
    The One Group(R) Ultra Short-Term Income Fund.................................         .60%
    The One Group(R) Disciplined Value Fund.......................................        1.00%
    The One Group(R) International Equity Index Fund..............................        1.36%
    The One Group(R) Large Company Growth Fund....................................         .99%
    The One Group(R) Large Company Value Fund.....................................         .98%
    The One Group(R) Growth Opportunities Fund....................................        1.00%
    The One Group(R) Value Growth Fund............................................        1.05%
    The One Group(R) Gulf South Growth Fund.......................................        1.06%
    The One Group(R) Income Equity Fund...........................................        1.01%
    The One Group(R) Equity Index Fund............................................         .39%


                                                                      PROSPECTUS

After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio for Class A shares is 1.31%, for Class B shares is 2.06%, for Class C shares is 2.06%, and for Fiduciary shares Class is 1.06%.


On the basis of these estimated expenses, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.




-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 58          $ 85           $114           $ 196
Fiduciary Class                                           $ 11          $ 35           $ 58           $ 129


Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:



-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 61          $ 94           $129           $ 228
Fiduciary Class                                           $ 13          $ 40           $ 69           $ 152


On the basis of the estimated expenses above, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 71          $ 95           $131           $ 220
Assuming no redemption                                    $ 21          $ 65           $111           $ 220


Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:


------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of the period       $ 73          $101           $141           $ 243
Assuming no redemption                                    $ 23          $ 71           $121           $ 243



On the basis of the estimated expenses above, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class C shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class C shares and (2) 5% annual return.



-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 31          $ 65           $111           $ 202
Assuming no redemption                                    $ 21          $ 65           $111           $ 202



Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:



-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of the period       $ 33          $ 71           $121           $ 228
Assuming no redemption                                    $ 23          $ 71           $121           $ 228



Class B and Class C shares automatically convert to Class A shares after eight
(8) and six (6) years, respectively. Therefore, the "10 Years" examples above reflect the effect of such conversion.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.


The rules of the Securities and Exchange Commission require that the maximum sales load be reflected in the above tables. However, Shareholders in the Fund may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A, Class B, and Class C shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.


PROSPECTUS

THE FUND


The One Group(R) Investor Growth & Income Fund ( the "Fund") is part of The One Group(R) (the "Trust"), which is an open-end management investment company that offers shares in 40 separate funds and different classes of certain of the funds. The Trust was organized as a Massachusetts Business Trust on May 23, 1985. This Prospectus relates to Class A, Class B, Class C, and Fiduciary Class shares of The One Group(R) Investor Growth & Income Fund, a diversified open-end management investment company. Each class of shares provides for variations in distribution costs, voting rights, dividends and per share net asset value pursuant to a multiple class plan (the "Multiple Class Plan") adopted by the Board of Trustees of the Trust. Except for these differences between classes, each share of the Fund represents an undivided, proportionate interest in the Fund. The Information regarding the Trust's other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219, or by calling 1-800-480-4111.


INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of One Group mutual funds which invest primarily in equity securities.

The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the holders of the Fund's outstanding shares (as defined in the Statement of Additional Information).

There is no assurance that the Fund will meet its investment objective.

INVESTMENT POLICIES OF THE FUND

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding shares unless a policy is expressly deemed to be fundamental. Shareholders will be notified of any material change in the Fund's investment policies.

PERMISSIBLE INVESTMENTS


The Fund will invest 60% to 80% of its total assets in nine Underlying Funds of The One Group(R) which invest primarily in equity securities, 20% to 40% of its total assets in five Underlying Funds of The One Group(R) which invest primarily in fixed income securities, and up to 10% of its total assets in one money market fund of The One Group(R). The Fund will invest its assets in the Underlying Funds, within the ranges indicated below.




    ------------------------------------------------------------------------------------------------
                                                                                INVESTMENT RANGE
                             INVESTOR GROWTH & INCOME FUND                  (PERCENT OF FUND ASSETS)
    ------------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund.............................            0 - 10%
    The One Group(R) Limited Volatility Bond Fund........................            0 - 30%
    The One Group(R) Intermediate Bond Fund..............................            0 - 30%
    The One Group(R) Income Bond Fund....................................            0 - 30%
    The One Group(R) Government Bond Fund................................            0 - 30%
    The One Group(R) Ultra Short-Term Income Fund........................            0 - 30%
    The One Group(R) Disciplined Value Fund..............................            0 - 30%
    The One Group(R) International Equity Index Fund.....................            0 - 30%
    The One Group(R) Large Company Growth Fund...........................            0 - 50%
    The One Group(R) Large Company Value Fund............................            0 - 60%
    The One Group(R) Growth Opportunities Fund...........................            0 - 30%
    The One Group(R) Value Growth Fund...................................            0 - 60%
    The One Group(R) Gulf South Growth Fund..............................            0 - 30%
    The One Group(R) Income Equity Fund..................................            0 - 60%
    The One Group(R) Equity Index Fund...................................            0 - 60%


The allocation of the Fund's assets among the Underlying Funds will be made by the Advisor under the supervision of the Trust's Board of Trustees, within the percentage ranges set forth in the table above.


The Fund and the Underlying Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. Such securities include obligations of the U.S. Government and its agencies and instrumentalities; commercial paper, bank certificates of deposit, repurchase agreements, bankers acceptances, variable amount master demand notes and bank money market deposit accounts. The Fund and the Underlying Funds may also hold cash or cash equivalents for liquidity purposes.


                                                                      PROSPECTUS

To the extent the Fund or the Underlying Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

DESCRIPTION OF THE UNDERLYING FUNDS

The following is a brief description of the principal investment policies of the Underlying Funds. Additional investment practices are described in "Investment Policies of the Underlying Funds," the Statement of Additional Information and the prospectus for each of the Underlying Funds.

THE ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND

The One Group(R) International Equity Index Fund is an equity fund. The objective of the fund is to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE GDP Index" or "EAFE GDP Index").((1)) Under normal conditions, the fund will invest substantially all of its assets in foreign securities and at least 65% of the value of its total assets in foreign equity securities, consisting of common stocks (including sponsored and unsponsored American Depository Receipts ("ADRs")) and preferred stocks, securities convertible into common stocks (only if they are listed on registered exchanges or actively traded in the over-the-counter market), warrants and depository receipts for such securities of issuers located in at least three different countries. In attempting to duplicate the capital performance and dividend income of the MSCI EAFE GDP Index, the fund will normally invest in the stocks which comprise the Index and secondarily in stock index futures. It is expected that cash reserve items normally will not exceed 10% of the fund's net assets. The fund may invest up to 10% of its net assets in securities of emerging international markets such as Mexico, Brazil and Chile. A substantial portion of the fund's assets will be denominated in foreign currencies.

THE ONE GROUP(R) LARGE COMPANY GROWTH FUND

The One Group(R) Large Company Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. To achieve its objective, the fund will, under normal market conditions, invest substantially all, but in no event less than 65%, of the value of its total assets in equity securities consisting of common stocks, warrants and any rights to purchase common stocks. The weighted average capitalization of the companies in which the fund invests will under normal market conditions always be in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").((2)) The fund may invest the remainder of its assets in any combination of nonconvertible fixed income securities, repurchase agreements, options and futures contracts.

THE ONE GROUP(R) LARGE COMPANY VALUE FUND

The One Group(R) Large Company Value Fund is an equity fund that seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The fund will invest in equity securities of companies that are believed to be selling below their long-term intrinsic investment values. Companies held will typically be large capitalization issuers with current price/earnings and/or price/book ratios which are lower than that of the general market as measured by the S&P 500 Index. In addition, the fund may invest in stock of companies which have been analyzed to have breakup values well in excess of current market values or which have uniquely undervalued corporate assets. The general approach to purchasing stocks will emphasize individual security selection. Macroeconomic data and industry profit forecasts will be utilized to gauge the best sectors of the economy in which to be positioned.

Under normal market conditions, the fund will invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks which are convertible into common stocks. The fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) GROWTH OPPORTUNITIES FUND

The One Group(R) Growth Opportunities Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The fund will invest in issues which are identified and selected based on the potential to produce above-average earnings growth per share over a one-to-three year period. It is expected that issuers will generally include established companies with a history of above-average growth or companies that are expected to enter

---------------

(1) "MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the fund.

(2) "Standard & Poor's 500" is a registered trademark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the fund.

PROSPECTUS
periods of above-average growth, and smaller companies which are positioned in emerging growth industries. The fund may invest in securities listed on a stock exchange as well as those traded over-the-counter. At least 80% of the value of the fund's total assets will, under normal conditions, be invested in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) VALUE GROWTH FUND

The One Group(R) Value Growth Fund seeks long-term capital growth and growth of income while, as a secondary objective providing a moderate level of current income. The fund pursues its objectives by investing primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants, and other equity securities of companies that show the potential for growth of earnings over time. Stock selection is guided by current valuation relative to a stock's historical valuation and relative to the Advisor's estimates of future growth of earnings and dividends. Accordingly, the Fund may emphasize securities of companies that the Advisor believes are overlooked or undervalued by investors, which fact should contribute to an increase in the market value of the security over time.

The fund will ordinarily invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents.

THE ONE GROUP(R) GULF SOUTH GROWTH FUND

The One Group(R) Gulf South Growth Fund seeks long-term capital growth by investing in a portfolio of equity securities of small-capitalization, emerging growth and medium capitalization companies, which are either headquartered in or whose primary market is in the southeastern region of the United States. The fund invests primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of such companies. The Advisor anticipates that the fund's portfolio will normally consist of securities of approximately twenty-five to sixty emerging growth companies from Virginia, North Carolina, South Carolina, Florida, Georgia, Tennessee, Alabama, Mississippi, Arkansas, Louisiana, Kentucky and Texas. It is expected that companies selected would generally have market capitalizations ranging from $50,000,000 to $2,000,000,000, although the fund may occasionally hold securities of companies whose market capitalizations are considerably larger if doing so contributes to the fund's investment objective.

The fund will normally invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents, when the Advisor's assessment of the attractiveness of the entire stock market and individual market sectors changes.

Because the fund is non-diversified, its share price may be subject to greater fluctuations as a result of changes in an issuer's financial condition or the market's assessment of an individual issuer. In addition, smaller, less seasoned companies may be subject to greater business risk than larger, established companies.

THE ONE GROUP(R) INCOME EQUITY FUND

The One Group(R) Income Equity Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The fund will make investments in an attempt to keep its yield above the S&P 500 Index. Achieving such a yield will be the primary consideration in selecting securities. Investments will be made in common stocks of corporations which regularly pay dividends, although continued payment of dividends cannot be assured. The fund will invest primarily in stocks with favorable, long-term fundamental characteristics, but stocks of companies that are out of favor in the financial community may also be purchased.

The fund will under normal conditions invest at least 80% of the value of its total assets in equity securities consisting of common stocks, and debt securities and preferred stocks which are convertible into common stocks. The fund also may enter into options and futures transactions. The balance of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) EQUITY INDEX FUND

The One Group(R) Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities on the S&P 500 Index. The fund will, in attempting to duplicate the capital performance and dividend income of the S&P 500 Index, normally invest in many of the stocks which comprise the S&P 500 Index and secondarily in stock index futures. Cash reserves will not normally exceed 10% of the fund's net assets.

The Advisor generally selects stocks for the fund in the order of their weightings in the S&P 500 Index beginning with the heaviest weighted stocks. The percentage of the fund's assets to be invested in each stock is approximately the same as the percentage it represents in the S&P 500 Index. From time to time, administrative adjustments may be made in the fund because of changes in the composition of the S&P 500 Index, but such changes should be infrequent. The fund will

                                                                      PROSPECTUS
attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index.

THE ONE GROUP(R) PRIME MONEY MARKET FUND

The One Group(R) Prime Money Market Fund seeks current income with liquidity and stability of principal. The fund intends to comply with the regulations of the Securities and Exchange Commission applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by the fund. Under these regulations, the fund will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less.

THE ONE GROUP(R) DISCIPLINED VALUE FUND

The One Group(R) Disciplined Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The fund will invest in equity securities with below-market average price-to-earnings and price-to-book value ratios. The issuer's soundness and earnings prospects will also be considered. Although capital appreciation is the primary purpose for investing in the security, all common stocks must be paying a current dividend to shareholders to be eligible for purchase. While the Advisor may sell fund securities in its discretion at any time, it is unlikely to move toward elimination of the fund's holdings of a stock when the Advisor determines that there is a fundamental change that impairs a company's ability to pay dividends, or if the company's 12-month earnings per share comparison is declining.

The fund will, under normal conditions, invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The fund also may enter into options and futures transactions. The balance of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND

The One Group(R) Limited Volatility Bond Fund seeks current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities. The fund will normally invest at least 80% of total assets in debt securities of all types with short to intermediate maturities. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between one and five years. At least 65% of the fund's total assets will consist of bonds rated in one of the three highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") at the time of investment, or, if unrated, determined by the Advisor to be of comparable quality. In addition, at least 65% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The fund may also purchase taxable or tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks.

THE ONE GROUP(R) INTERMEDIATE BOND FUND

The One Group(R) Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high and medium-grade fixed-income securities with intermediate maturities. The fund will normally invest at least 80% of total assets in debt securities of all types. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between three and ten years. At least 65% of the fund's total assets will consist of bonds rated in one of the three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality. However, the Advisor reserves the right to invest in more speculative debt securities if they present attractive opportunities and are rated in the fourth highest rating category by at least one NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality. In addition, at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The fund may also purchase taxable or tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks.

THE ONE GROUP(R) INCOME BOND FUND


The One Group(R) Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities. The fund will normally invest at least 70% of total assets in debt securities of all types rated in one of the four highest rating categories ("investment grade") by at least one NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality. In addition, up to 30% of the fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below investment grade. Securities rated below investment grade are called "high yield" and "junk bonds." Under normal


PROSPECTUS
market conditions, it is anticipated that the fund's average weighted maturity will range between five and twenty years. As a matter of fundamental policy, at least 65% of the fund's total assets will consist of bonds. The fund may also purchase taxable or tax-exempt municipal securities.


THE ONE GROUP(R) GOVERNMENT BOND FUND

The One Group(R) Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The fund seeks to achieve its objective principally through investment in securities issued by the U.S. government and its agencies and instrumentalities. At least 65% of the total assets of the fund will be invested in obligations guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or collateralized by mortgages that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The balance of the fund's assets may be invested in debt securities and taxable or tax-exempt municipal securities. The average weighted remaining maturity of the fund is expected to be between three and fifteen years.

THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND

The One Group(R) Ultra Short-Term Income Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The fund will normally invest at least 80% of its total assets in debt securities of all types, including money market instruments. In addition, up to 20% of the fund's total assets may be invested in other securities, including preferred stock. The fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or collateralized by mortgages with periodic interest rate resets, some of which may be subject to repurchase agreements. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the fund also may purchase mortgage-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees as to timely payments. The fund also may purchase mortgage and interest rate swaps and interest rate floors and caps. The fund also may employ other investment techniques to enhance returns, such as loans of fund securities, mortgage dollar rolls, repurchase agreements, options contracts and reverse repurchase agreements.

The Fund will maintain a maximum duration of approximately two years. Under normal interest rate conditions, the Fund's actual duration is expected to be in a range of approximately six months to one year.

RISK FACTORS

The investments of the Fund are concentrated in the Underlying Funds, so the Fund's investment performance is directly related to the performance of the Underlying Funds. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the Underlying Funds within certain ranges. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints.

The Fund may invest in Underlying Funds which invest in medium or lower grade bonds. If these bonds are downgraded, the Advisor will consider whether to increase or decrease the Fund's investment in the affected Underlying Fund. Further, the Fund may invest in Underlying Funds which concentrate their assets in certain industries. Under certain circumstances, this could result in the Fund being concentrated in those industries. If this were to occur, the Advisor would consider whether to maintain or change the Fund's investments in such Underlying Funds.

SPECIAL RISKS OF INVESTING IN EQUITY FUNDS

Changes in the value of an equity fund's portfolio securities will not affect cash income, if any, derived from these securities but will affect the fund's net asset value. Because equity funds invest primarily in equity securities, which fluctuate in value, the funds' shares will fluctuate in value. In addition, certain investment management techniques that the funds may use, such as the purchase and sale of futures, options and forward commitments, could expose the funds to potentially greater risk of loss than more traditional equity investments.

SPECIAL RISKS OF INVESTING IN FIXED-INCOME FUNDS

The market value of a fund's fixed-income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under condition of default, changes in the value of fixed-income securities will not affect cash income derived from these securities but will affect the funds' net asset value.

                                                                      PROSPECTUS

SPECIAL RISKS OF INVESTING IN INDEX FUNDS

Because of the funds' investment objectives, securities may be purchased, retained and sold by the funds when such transactions would not be consistent with traditional investment criteria. Accordingly, an investor is exposed to a greater risk of loss (and a correspondingly greater prospect of gain) from fluctuations in the value of such securities than would be the case if the funds were not fully invested in such securities. In addition, the Advisor may eliminate one or more securities or elect not to increase the funds' position in such securities notwithstanding the continued listing of such securities on the relevant index in the following circumstances: (i) the stock is no longer publicly traded; or (ii) an unexpected adverse development occurs with respect to a company such as bankruptcy or insolvency. As a result of these risk factors, the share price of an index fund is expected to be volatile, and investors should be able to sustain sudden, sometimes substantial, fluctuations in the value of their investment.

SPECIAL RISKS OF FOREIGN SECURITIES

Investments in securities of foreign issuers involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs, and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Finally, since the funds may invest in securities denominated in foreign currencies, changes in exchange rates may affect the value of investments in the funds.

SPECIAL RISKS OF SMALL CAPITALIZATION COMPANIES

Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the funds may be volatile and the net asset value of shares of the funds may fluctuate.

SPECIAL RISKS OF MORTGAGE-RELATED SECURITIES

Some of the funds invest in mortgage-related securities, such as mortgage-backed securities, adjustable rate mortgage loans ("ARMs"), fixed rate mortgage loans, and mortgage dollar rolls. The investment characteristics of mortgage-related securities differ from traditional debt securities. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. The major differences typically include more frequent interest and principal payments, usually monthly, the adjustability of interest rates, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a fund may fail to recoup fully its investment in mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee. The funds intend to use hedging techniques to control this risk. In general, changes in the rate of prepayments on a mortgage-related security will change that security's market value and its yield to maturity. When interest rates fall, high prepayments could force a fund to reinvest principal at a time when investment opportunities are not attractive. Thus, mortgage-related securities may not be an effective means for a fund to lock in long-term interest rates. Conversely, during periods when interest rates rise, slow prepayments could cause the average life of the security to lengthen and the value to decline more than anticipated.

HOW TO DO BUSINESS WITH THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group(R) Services Company, by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor.


Purchases and redemptions of shares of the Fund may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Fund are $1,000 and $100 respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and subsequent investment minimums may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B and Class C shares per individual purchase order.


PROSPECTUS

Class A, Class B and Class C shares are offered to IRA account participants, investors in certain retirement plans such as 401(k) and similar qualified plans, and other long-term investors. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.


BY MAIL


Investors may purchase Class A, Class B and Class C shares of the Fund by completing and signing an Account Application Form and mailing it, along with a personal check (or other negotiable bank instrument or money order) payable to "The One Group(R)," the Fund, The One Group Services Company, or State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500. If the purchase order is to be credited to a Fund Direct IRA, the check should be payable to State Street Bank and Trust Company for the benefit of the Shareholder. Subsequent purchases of shares may be made at any time by mailing a personal check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111. All purchases made by check should be in U.S. dollars. Third party checks will not be accepted. When purchases are made by check or under the Systematic Investment Plans (see below), redemptions will not be allowed until the investment being redeemed has been in the Fund for 10 calendar days.



Purchases of Fiduciary Class shares, and Class A, Class B and Class C shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."


BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or the Shareholder Servicing Agents, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN


Class A, Class B and Class C investors may make automatic monthly investments in the Fund from their bank, savings and loan or other depository institution accounts. The minimum initial investment must be $1000 and subsequent investments must be $25 under the Systematic Investment Plan, which minimum may be reduced at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account which would reduce the investor's return from an investment in the Fund.


FUND-DIRECT IRA

The Trust offers a tax-advantaged retirement plan for which the Fund may be an appropriate investment. The Trust's retirement plan allows participants to defer taxes while helping them build their retirement savings.

The One Group(R) Fund-Direct IRA is a retirement plan with a wide choice of investments offering people with earned income the opportunity to compound earnings on a tax-deferred basis. An IRA Adoption Agreement may be obtained by calling the Distributor at 1-800-480-4111.

ADDITIONAL INFORMATION REGARDING PURCHASES


A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be cancelled if the Transfer Agent does not receive Federal funds before close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A, Class B and Class C shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of shares of the Fund is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value


                                                                      PROSPECTUS
of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares may also be issued in transactions involving the acquisition by the Fund of securities held by collective investment funds sponsored and administered by affiliates of the Advisor. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because the distribution expenses charged to Class A, Class B and Class C shares are not charged to Fiduciary Class shares.


The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.


Fiduciary Class shares offered to institutional investors and to investors in certain retirement plans, and Class A, Class B and Class C shares offered to IRA account participants and investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.


No certificates representing shares of the Fund will be issued. In communications to Shareholders, the Fund will not duplicate mailings of Fund material to Shareholders who reside at the same address.

SALES CHARGE


CLASS A SHARES


The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge reallowed to financial institutions and intermediaries (the "commission"):

                                                                               SALES CHARGE
                                                             SALES CHARGE     AS APPROPRIATE      COMMISSION
                                                                 AS A         PERCENTAGE OF          AS A
                                                            PERCENTAGE OF       NET AMOUNT      PERCENTAGE OF
                   AMOUNT OF PURCHASE                       OFFERING PRICE       INVESTED       OFFERING PRICE
---------------------------------------------------------   --------------    --------------    --------------
less than $100,000.......................................        4.50%             4.71%             4.05%
$100,000 but less than $250,000..........................        3.50%             3.53%             3.05%
$250,000 but less than $500,000..........................        2.50%             2.36%             2.05%
$500,000 but less than $1,000,000........................        2.00%             2.04%             1.60%
$1,000,000 or more.......................................        0.00%             0.00%             0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown above. The maximum cash compensation payable by the Distributor as a sales charge is 3.00% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of the shares of the Fund in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to 1.00% of the offering price of Class A shares of the Fund for sales of $1 million to $5 million, and 0.50% for sales over $5 million. A Shareholder who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such Shareholder redeems any or all of the Class A shares prior to the first anniversary of purchase. Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

PROSPECTUS

RIGHT OF ACCUMULATION


In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A, Class B and Class C shares of the Fund and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.


The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 in Class A shares of one (or more) of the funds of the Trust that imposes a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 1.50% (the sales charge applicable to purchases of $250,000) and .50% of the investment (representing the difference between the 2.00% sales charge applicable to purchases of $100,000 and the 1.50% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES


No sales charge is imposed on Class A shares of the Fund: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment advisors, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; (x) directly purchased with the proceeds of a distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is


                                                                      PROSPECTUS
the Trustee or Paying Agent; or (xi) purchased in connection with plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi), and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi), and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi), and (vii).


CONTINGENT DEFERRED SALES CHARGE



CLASS B SHARES AND CLASS C SHARES



Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. Class C shares also are not subject to a sales charge when they are purchased, but are subject to a Contingent Deferred Sales Charge if a Shareholder redeems them prior to the first anniversary of purchase. When a Shareholder purchases Class B and Class C shares, the full purchase amount is invested directly in the Fund. Class B and Class C shares of the Fund are also subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Fund's average daily net assets as provided in the CDSC Plan (described below under "The Distributor"). This ongoing fee will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.



Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the CDSC Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to dealers and agents for selling such shares. A dealer reallowance of 4.00% of the original purchase price of the Class B shares and 1.00% of the original purchase price of Class C shares will be paid to financial institutions and intermediaries.



Class B and Class C Shareholders will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.


The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

PROSPECTUS

CLASS B SHARES



                                                                                CONTINGENT DEFERRED
                                                                                 SALES CHARGE AS A
                                    YEAR(S)                                        PERCENTAGE OF
                                     SINCE                                         DOLLAR AMOUNT
                                    PURCHASE                                     SUBJECT TO CHARGE
    ------------------------------------------------------------------------    -------------------
    0-1.....................................................................           5.00%
    1-2.....................................................................           4.00%
    2-3.....................................................................           3.00%
    3-4.....................................................................           3.00%
    4-5.....................................................................           2.00%
    5-6.....................................................................           1.00%
    6-7.....................................................................            None
    7-8.....................................................................            None



To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).



CLASS C SHARES



                                                                                CONTINGENT DEFERRED
                                                                                 SALES CHARGE AS A
                                    YEAR(S)                                        PERCENTAGE OF
                                     SINCE                                         DOLLAR AMOUNT
                                    PURCHASE                                     SUBJECT TO CHARGE
    ------------------------------------------------------------------------    -------------------
    0-1.....................................................................           1.00%
    After first year........................................................            None



In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B or Class C shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, next Class C shares, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.



WAIVER OF CONTINGENT DEFERRED SALES CHARGE



The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualified retirement plan if redemption is made within one year of such death or disability; (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2; or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."


CONVERSION FEATURE

Class B shares will automatically convert to Class A shares eight years after the end of the month in which the shares were purchased and will be subject to the lower distribution and Shareholder service fees charged to Class A shares.

                                                                      PROSPECTUS

Class C shares will convert to Class A shares after six years. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.



For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B and Class C shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B or Class C shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B or Class C shares in the sub-account will also convert to Class A shares.



If a Shareholder effects one or more exchanges among Class B or Class C shares of the funds of the Trust during the eight or six year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that eight or six year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class C shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B or Class C shares converted, although the dollar value will be the same.


EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of the Fund may exchange their shares for Class A shares of the Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders may exchange their shares for Fiduciary Class shares of the Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

The exchange privilege may be exercised only in those states where the shares of the Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below.

The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B


Class B Shareholders of the Fund may exchange their shares only for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.



CLASS C



Class C Shareholders of the Fund may exchange their shares only for Class C shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class C shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class C shares. The requirements applicable to computing the Contingent Deferred Sales Charge on the exchange of Class B shares are also applicable to the exchange of Class C shares.


PROSPECTUS

ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax advisors for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Fund.

A more detailed description of the above is set forth in the Statement of Additional Information.

The Trust's exchange privilege is not intended to afford Shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Trust has established a policy of limiting excessive exchange activity.

Exchange activity generally will not be deemed excessive if limited to TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (AT LEAST 30 DAYS APART) from the Fund during any twelve month period. Notwithstanding these limitations, the Trust reserves the right to reject any purchase request (including exchange purchases from other funds of the Trust) that is reasonably deemed to be disruptive to efficient portfolio management.

REDEMPTIONS


Shareholders may redeem their shares without charge (except Class B and Class C shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable Contingent Deferred Sales Charge for Class B and Class C shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.


BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All requests for redemptions from IRA accounts must be in writing. Redemption request forms may be obtained from the Transfer Agent by calling (800) 480-4111. All written redemption requests should be sent to The One Group(R), c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange, or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.

The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $50,000 worth of shares or less;
(ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE OR BY WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting

                                                                      PROSPECTUS
from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN


Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each, unless the withdrawal plan is part of a required distribution from an IRA or other qualified retirement plan. There is no charge for this service. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.



Pursuant to the Systematic Withdrawal Plan, Class B and Class C Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date.


In addition, Shareholders who have attained the age of 70 1/2 may elect to receive distributions, to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan.

If the amount of systematic withdrawal exceeds income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 10 or more days until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

FUND MANAGEMENT

THE ADVISOR

The Trust and Banc One Investment Advisors Corporation (the "Advisor") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its bank or non-bank affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.

The Advisor is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance.


On a consolidated basis, BANC ONE CORPORATION had assets of over $101 billion as of December 31, 1996.


PROSPECTUS

The Advisor represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group(R) since 1985 (then known as "The Helmsman Fund").

No single person is responsible for managing the assets of the Fund. Rather, investment decisions for the Fund are made by committee.

The Advisor is entitled to a fee which is calculated daily and paid monthly, at an annual rate of .05% of the average daily net assets of the Fund. The Advisor may voluntarily waive all or part of this fee.

The Advisor also serves as investment advisor to each of the Underlying Funds. As a shareholder of each of the Underlying Funds, the Fund will indirectly bear its proportionate share of investment advisory fees paid by those funds. The Underlying Funds pay the Advisor an advisory fee at the following rates:


    The One Group(R) Prime Money Market Fund...............................................   .32%
    The One Group(R) Limited Volatility Bond Fund..........................................   .40%
    The One Group(R) Intermediate Bond Fund................................................   .40%
    The One Group(R) Income Bond Fund......................................................   .40%
    The One Group(R) Government Bond Fund..................................................   .45%
    The One Group(R) Ultra Short-Term Income Fund..........................................   .30%
    The One Group(R) Disciplined Value Fund................................................   .74%
    The One Group(R) International Equity Index Fund.......................................   .55%
    The One Group(R) Large Company Growth Fund.............................................   .74%
    The One Group(R) Large Company Value Fund..............................................   .74%
    The One Group(R) Growth Opportunities Fund.............................................   .74%
    The One Group(R) Value Growth Fund.....................................................   .74%
    The One Group(R) Gulf South Growth Fund................................................   .74%
    The One Group(R) Income Equity Fund....................................................   .74%
    The One Group(R) Equity Index Fund.....................................................   .10%


THE DISTRIBUTOR

The One Group(R) Services Company (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Fund are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Fund. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of Class A shares of the Fund. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.


Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class C shares are subject to a contingent Deferred Sales Charge if such shares are redeemed prior to the first anniversary of purchase. Class B and Class C shares of the Fund are subject to an ongoing distribution and Shareholder service fee as provided in the CDSC Distribution and Shareholder Services Plan (the "CDSC Plan") at an annual rate of 1.00% of the Fund's average daily net assets, which includes Shareholder servicing fees of .25% of the Fund's average daily net assets.



Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the CDSC Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of Class B and Class C shares, such as the payment of compensation to dealers and agents for selling such shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase.



The Plan and the CDSC Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund also may execute brokerage or other agency


                                                                      PROSPECTUS
transactions through an affiliate of the Advisor or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.

Fiduciary Class shares of the Fund are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

THE ADMINISTRATOR

The One Group(R) Services Company, (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Fund (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .10% of the Fund's average daily net assets on the first $500,000,000 in Fund assets, .075% of the Fund's average daily net assets between $500,000,000 and $1 billion, and .05% of the Fund's average daily net assets when Fund assets exceed $1 billion.

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust, for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company. Bank One Trust Company receives a fee paid by the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

The Advisor and the Administrator of the Fund each bears all expenses incurred in connection with the performance of their services as investment advisor and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.


As a general matter, as set forth in the Multiple Class Plan, expenses are allocated to each class of shares of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A, Class B and Class C shares, other than in accordance with the relative net asset value of the class, are the distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Fund in proportion to the relative net asset value of the shares of such classes.


PROSPECTUS

The organizational expenses of the Fund have been capitalized and are being amortized in the first five years of the Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

As set forth in the Multiple Class Plan, each share held entitles the Shareholder of record to one vote. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS


Net investment income (exclusive of capital gains) is determined and declared monthly, and is distributed in the form of monthly dividends to Shareholders of Record on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually.


To maintain a relatively even rate of distributions from the Fund rather than having substantial fluctuations from period to period, the monthly distributions level from the Fund may be fixed from time to time at rates consistent with the Advisor's long-term earnings expectations.


Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B, Class C or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.


Class B shares received as dividends and capital gains distributions at net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. See "Conversion Feature."

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.


The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A, Class B, and Class C shares because of the distribution expenses charged to Class A, Class B, and Class C shares.


SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

                                                                      PROSPECTUS

OTHER INVESTMENT POLICIES

PORTFOLIO TURNOVER


Portfolio turnover may vary greatly from year to year as well as within a particular year. It is presently estimated that the annual portfolio turnover rate for the Fund will not exceed 160%. Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to the Fund's Shareholders.


INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more that 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of regulated investment companies and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except for investments in funds of The One Group(R), provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information. For the investment limitations of the Underlying Funds, see the applicable prospectuses.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the Underlying Funds. As described above in "Investment Policies of the Fund-Permissible Investments," the Fund may also invest directly in certain of the following instruments for temporary defensive purposes. For a more detailed description, see the Statement of Additional Information or the prospectuses of the Underlying Funds.

U.S. TREASURY OBLIGATIONS -- The funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

RECEIPTS -- The funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

CERTIFICATES OF DEPOSIT -- Certificates of deposit ("CDs") are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

PROSPECTUS

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. Maturities are generally six months or less.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance specific types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S. government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

CORPORATE SECURITIES -- Corporate securities include corporate bonds, convertible and non-convertible debt securities, and preferred stocks, as well as commercial paper (short-term promissory notes issued by corporations). Issuers of corporate bonds and notes are divided into many different categories by bond market sector, such as electric utilities, gas utilities, telephone utilities, consumer finance companies, wholesale finance companies and industrial companies. Within each major category of issuer, there are many subcategories.

WARRANTS -- Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

COMMON STOCK -- Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

INVESTMENT COMPANY SECURITIES -- The funds may invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of their assets in the securities of other investment companies.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The funds bear a risk of loss in the event the other party defaults on its obligations and the funds are delayed or prevented from their right to dispose of the collateral securities or if the funds realize a loss on the sale of the collateral securities.

REVERSE REPURCHASE AGREEMENTS -- The funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The funds will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the funds enter into a reverse repurchase agreement, they would place liquid high grade debt securities having a value equal to the repurchase price (including accrued interest), in a segregated custodial account and would subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the funds may decline below the price at which the funds are obligated to repurchase the securities.

DEMAND FEATURES -- The funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount at a fixed price (usually with accrued interest) within a fixed period (usually seven days) following a demand by the funds. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the funds to meet redemption requests and remain as fully invested as possible.

ASSET-BACKED SECURITIES -- Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and

                                                                      PROSPECTUS
interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying debt will be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain interest rate and prepayment rate scenarios, the funds may fail to recoup fully their investment in asset-backed securities. Asset-backed securities are commonly considered to be derivatives.

SHORT-TERM FUNDING AGREEMENTS -- The funds may, in order to enhance yield, make limited investments in short-term funding agreements issued by banks and highly rated insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company and are paid from the general assets of the issuing entity. The funds will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated "A" or the equivalent by at least one NRSRO and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements.

SECURITIES OF FOREIGN ISSUERS -- The funds may invest in securities of foreign issuers to achieve income or capital appreciation. The funds also may invest in commercial paper of foreign issuers and obligations of foreign branches of U.S. banks, U.S. and London branches of foreign banks, and supranational entities which are established through the joint participation of several governments (e.g., the Asian Development Bank and the Inter-American Development Bank). Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"), which are securities typically issued by a U.S. financial institution that evidence ownership interests in a pool of securities issued by a foreign issuer. ADRs include American Depository Shares and New York Shares. There may be less information available on the foreign issuers of unsponsored ADRs than on the issuers of sponsored ADRs.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are debt obligations secured by real estate loans and pools of loans. The funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Mortgage-backed securities may also be issued by non-governmental entities and may or may not have private insurer guarantees of timely payments. The funds also may invest in mortgage-backed securities issued by non-government entities, which consist of Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the funds may have to reinvest in securities with a lower yield. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

STRIPPED MORTGAGE-BACKED SECURITIES -- The funds may, to enhance revenues or hedge against interest rate risk, invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. The funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOs"), while the other class will receive all of the principal ("POs"). If the underlying mortgage assets experience greater than anticipated prepayments of principal, the funds may fail to fully recoup their initial investments in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the funds' limitations on investments in illiquid securities. The market value of the Class A consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates.

MORTGAGE DOLLAR ROLLS -- The funds may enter into mortgage "dollar rolls" in which the funds sell securities for delivery in the current month and simultaneously contract with the same counterpart to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the funds compared with what such performance would have been without the use of mortgage dollar rolls.

PROSPECTUS

FIXED RATE MORTGAGE LOANS -- Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. The funds may invest in fixed rate mortgage loans that are privately issued and are not issued or guaranteed by the U.S. government.

SECURITIES LENDING -- In order to generate additional income, the funds may lend up to 33% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Advisor to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. The funds will enter into loan arrangements only with counterparties which the Advisor has deemed to be creditworthy under guidelines established by the Board of Trustees. Loans are subject to termination by the funds or the borrower at any time, and are therefore, not considered to be illiquid investments.

RESTRICTED SECURITIES -- The funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under Federal securities law and is generally sold to institutional investors, such as the funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS -- The funds may purchase securities on a when-issued basis when deemed by the Advisor to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. When the Advisor purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. The funds generally will not pay for such securities or earn interest on them until received. In a forward commitment transaction, the funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

OPTIONS -- The funds may purchase and write (i.e., sell) call options and put options on securities and indices, which options are traded on national securities exchanges. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. There are risks associated with options transactions, including the following: (i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the funds and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the funds will receive a premium when they write covered call options, they may not participate fully in a rise in the market value of the underlying security. It is expected that the funds will only engage in option transactions with respect to permitted investments and related indices.

FUTURES CONTRACTS AND RELATED OPTIONS -- Certain of the funds may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the funds' total assets at current value. Options and futures can be volatile instruments, and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a fund's return. The funds could also experience losses if the prices of their options and futures positions were poorly correlated with their other instruments, or if they could not close out its positions because of an illiquid secondary market.

                                                                      PROSPECTUS

SWAPS, CAPS AND FLOORS -- In order to protect the value of the funds from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the funds' investments are traded, the funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, for both hedging and non-hedging purposes. Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, a fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

NEW FINANCIAL PRODUCTS -- New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the funds may invest in any such options, contracts and products as may be developed to the extent consistent with their investment objective, policies and restrictions and the regulatory requirements applicable to investment companies. These various products may be used to adjust the risk and return characteristics of the funds' portfolio of investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of the funds would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the funds to potentially greater return as well as potentially greater risk of loss than more traditional fixed-income investments.

STRUCTURED INSTRUMENTS -- Structured instruments are debt securities issued by agencies or instrumentalities of the U.S. government (such as Sallie Mae, Ginnie Mae, Fannie Mae, and Freddie Mac), banks, municipalities, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available. Structured instruments are commonly considered to be derivatives. While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Advisor, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

MUNICIPAL SECURITIES -- Municipal Securities are issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities are generally classified as "general obligation" bonds and "revenue" bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are not payable from the issuer's general revenues. The funds also may purchase short-term tax-exempt General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt obligations. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a fund's municipal securities in the same manner. In addition, the Internal Revenue Code of 1986, as amended (the "Code") imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to

PROSPECTUS
comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

INVERSE FLOATING RATE INSTRUMENTS -- The funds may seek to increase yield by investing in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

The following descriptions of S&P's and Moody's corporate and municipal bond ratings have been published by S&P and Moody's, respectively.

STANDARD & POOR'S RATING SERVICES

Investment Grade

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher categories.

                                                                      PROSPECTUS

Non-Investment Grade

Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rated category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating C1 is reserved for income bonds on which no interest is being paid.

Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-). Ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTOR SERVICE, INC.

Investment Grade

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds that are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of securities rated BBB or Baa to make principal and interest payments than is the case with higher grade securities.

Non-Investment Grade

Bonds rated Ba are more uncertain and have speculative elements. The protection of interest and principal payments is not well safeguarded during good and bad times. Bonds rated B lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time).

Bonds rated Caa have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments. Bonds rated Ca are speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating. Bonds in this category have extremely poor prospects of ever attaining investment standing.

PROSPECTUS

Unrated securities will be treated as non-investment grade securities unless the Advisor determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state, municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.


MISCELLANEOUS



The Trust believes that as of April 9, 1997, BANC ONE CORPORATION (100 East Broad Street, Columbus, OH 43271), through its affiliates, owned of record substantially all the Fiduciary Class shares of the Fund. The Trust believes that as of the same date, BANC ONE CORPORATION, through its affiliates, possessed on behalf of its underlying accounts, voting or investment power with respect to 93.28% of Fiduciary Class shares of the Fund.



As a consequence, BANC ONE CORPORATION may be deemed to be a controlling person of the Fiduciary Class shares of the Fund under the Investment Company Act of 1940.



The Trust believes that as of April 9, 1997, the following shareholders owned 25% or more of the shares of the Funds.


--------------------------------------------------------------------------------


                                                                                    PERCENTAGE      TYPES OF
                    FUND                              SHAREHOLDER & ADDRESS          OWNERSHIP     OWNERSHIP
-------------------------------------------------------------------------------------------------------------
Investor Growth & Income Fund                    Dean Witter for the Benefit of        30.80%        Record
Class A                                          Superior Carpet Installers, Inc.
                                                 1027 E. Georgia
                                                 Indianapolis, IN 46202-3925



As a consequence, the aforementioned person may be deemed to be a controlling person of the Class A shares of the Fund under the Investment Company Act of 1940.


PERFORMANCE

From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

                                                                      PROSPECTUS

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.


The Trust will include information on all classes of shares of the Fund in any advertisement or information including performance data for the Fund. The performance for Fiduciary Class shares may be higher than for Class A, Class B and Class C shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.


The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to the tax consequences of investing in the Fund.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. Generally, dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares, and any net capital gains will be distributed at least annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the Code ("qualified retirement plans") will not be taxable. The Federal tax treatment of qualified retirement plans, as well as distributions from such plans, is governed by specific provisions of the Code. If shares are held by a retirement plan that ceases to qualify for tax-exempt treatment under the Code or by an individual who has received such shares as a distribution from a retirement plan, the Fund's distributions will be taxable to such plan or individual as described in the preceding paragraph. Persons considering directing the investment of their qualified retirement plan account in the Fund and qualified retirement plan trusts considering purchasing such shares, should consult their tax advisors for a more complete explanation of the Federal tax consequences, and for an explanation of the state, local and (if applicable) foreign tax consequences of making such an investment.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

Certain securities purchased by the Fund (such as STRIPS, CUBES, TRS, TIGRS and
CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Advisor would not have chosen to sell such securities and may result in a taxable gain or loss.

PROSPECTUS

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by Shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax advisors regarding the state and local tax treatment of the dividends received from the Fund.

The Fund may be subject to foreign withholding taxes on income derived from obligations of foreign issuers. The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

Sale, exchange or redemption of Fund shares by a Shareholder will generally be a taxable event to such Shareholder.

                                                                      PROSPECTUS

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation

1111 Polaris Parkway


2nd Floor, Suite 100


Columbus, OH 43271-0211


Distributor
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

TOG-F-126

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS


                                 June   , 1997


               THE ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND

Investment Advisor:       BANC ONE INVESTMENT ADVISORS CORPORATION


The One Group(R) (the "Trust") is a mutual fund seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to The One Group(R) Investor Conservative Growth Fund Class A, Class B, Class C and Fiduciary Class shares.



THE ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND (THE "FUND") SEEKS INCOME AND CAPITAL APPRECIATION BY INVESTING PRIMARILY IN A DIVERSIFIED GROUP OF ONE GROUP(R) MUTUAL FUNDS WHICH INVEST PRIMARILY IN FIXED INCOME AND EQUITY SECURITIES.



Class A, Class B, and Class C shares are offered to IRA account participants, investors in certain retirement plans such as 401(k) and similar qualified plans, and other long-term investors.


Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodian or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.


This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional
Information dated November 1, 1996, as amended June   , 1997, has been filed
with the Securities and Exchange Commission and is available without charge through the Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111 during business hours. The Statement of Additional Information is incorporated into this Prospectus by reference. The Securities and Exchange Commission maintains a Web Site (http://www.sec.gov.) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The One Group(R).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS

TABLE OF CONTENTS


SUMMARY..............................................................................     3
ABOUT THE FUND.......................................................................     5
  Expense Summary....................................................................     5
  The Fund...........................................................................     8
  Investment Objective...............................................................     8
  Investment Policies of the Fund....................................................     8
  Description of the Underlying Funds................................................     9
  Risk Factors.......................................................................    12
HOW TO DO BUSINESS WITH THE ONE GROUP(R).............................................    13
  How to Invest in The One Group.....................................................    13
  Contingent Deferred Sales Charge...................................................    17
  Exchanges..........................................................................    19
  Redemptions........................................................................    20
FUND MANAGEMENT......................................................................    21
  The Advisor........................................................................    21
  The Distributor....................................................................    22
  The Administrator..................................................................    23
  The Transfer Agent and Custodian...................................................    23
  Counsel and Independent Accountants................................................    23
OTHER INFORMATION....................................................................    23
  The Trust..........................................................................    23
  Other Investment Policies..........................................................    24
  Description of Permitted Investments...............................................    25
  Description of Ratings.............................................................    30
  Performance........................................................................    32
  Taxes..............................................................................    33


PROSPECTUS

SUMMARY


The One Group(R) (the "Trust") is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class A, Class B, Class C and Fiduciary Class shares of The One Group(R) Investor Conservative Growth Fund.



WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks income and capital appreciation by investing primarily in a diversified group of One Group mutual funds which invest primarily in fixed income and equity securities. See "Investment Objective." Shares of the Fund are available to tax advantaged retirement accounts and other persons investing for long-term investment purposes. The Fund should not be used for short-term trading purposes. There is no assurance that the Fund will achieve its investment objective.


WHAT ARE THE PERMITTED INVESTMENTS? The Fund offers Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of The One Group(R) (the "Underlying Funds"), which are managed by Banc One Investment Advisors Corporation (the "Advisor"). The Fund will invest 20% to 40% of its assets in Underlying Funds which invest primarily in equity securities, 60% to 80% in Underlying Funds which invest primarily in fixed-income securities, and up to 10% in Money Market Funds. The Fund will normally allocate its assets among the Underlying Funds according to the Advisor's outlook for the economy, financial markets and relative market valuation of the Underlying Funds. The Advisor may vary the allocation within the above ranges. There is no assurance that the Fund will achieve its stated objective.

WHAT ARE THE CHARACTERISTICS OF THE UNDERLYING FUNDS? The Underlying Funds in which the Fund will invest have the following characteristics:

--------------------------------------------------------------------------------

                                      UNDERLYING FUND                            TYPE OF INVESTMENTS
    -------------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund...............................          Money Market
    The One Group(R) Limited Volatility Bond Fund..........................          Fixed Income
    The One Group(R) Intermediate Bond Fund................................          Fixed Income
    The One Group(R) Income Bond Fund......................................          Fixed Income
    The One Group(R) Government Bond Fund..................................          Fixed Income
    The One Group(R) Ultra Short-Term Income Fund..........................          Fixed Income
    The One Group(R) Disciplined Value Fund................................             Equity
    The One Group(R) International Equity Index Fund.......................             Equity
    The One Group(R) Large Company Growth Fund.............................             Equity
    The One Group(R) Large Company Value Fund..............................             Equity
    The One Group(R) Growth Opportunities Fund.............................             Equity
    The One Group(R) Value Growth Fund.....................................             Equity
    The One Group(R) Gulf South Growth Fund................................             Equity
    The One Group(R) Income Equity Fund....................................             Equity
    The One Group(R) Equity Index Fund.....................................             Equity


The Fund's net asset value will fluctuate with changes in the equity and bond markets and the value of the Underlying Funds in which it invests. The Fund's investment return is diversified by its investment in the Underlying Funds which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents. See page 6 for a complete description of the Underlying Funds and page 23 for other investment policies.


WHO IS THE ADVISOR? Banc One Investment Advisors Corporation, an indirect subsidiary of BANC ONE CORPORATION, serves as the Advisor of the Trust. The Advisor is entitled to a fee for advisory services provided to the Trust. The Advisor may voluntarily agree to waive a part of its fees. See "The Advisor" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group(R) Services Company serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Investment Advisors Corporation serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Investment Advisors Corporation receives a fee paid by the Administrator. See "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust, for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."


WHO IS THE DISTRIBUTOR? The One Group(R) Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A, Class B and Class C shares. No compensation is paid to the Distributor for the distribution services for the Fiduciary Class shares of the Fund. See "The Distributor."


                                                                      PROSPECTUS

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). See "How to Invest in The One Group (R)" and "Redemptions."


HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is determined and declared monthly and is distributed in the form of monthly dividends to Shareholders of the Fund on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. See "Dividends."


PROSPECTUS

ABOUT THE FUND

EXPENSE SUMMARY -- THE ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND


                                                                                                       FIDUCIARY
                                                                   CLASS A     CLASS B     CLASS C       CLASS
---------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price)...............................................     4.50%        none        none        none
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)(2)................................................      none       5.00%       1.00%        none
Redemption Fees.................................................      none        none        none        none
Exchange Fees...................................................      none        none        none        none

ANNUAL OPERATING EXPENSES (as a percentage of average daily net assets)
Investment Advisory Fees(3).....................................      .01%        .01%        .01%        .01%
12b-1 Fees (after fee waiver)(4)................................      .25%       1.00%       1.00%        none
Other Expenses(5)...............................................      .19%        .19%        .19%        .19%
---------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(6).....................................      .45%       1.20%       1.20%        .20%
---------------------------------------------------------------------------------------


(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) A person who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such purchaser redeems any or all of the Class A shares prior to the first anniversary of purchase.

(3) Investment Advisory fees have been revised to reflect fee waivers effective as of the date of this Prospectus. Absent this voluntary reduction, Investment Advisory fees would be .05% for all classes of shares.


(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plan, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares. The 12b-1 fees include a Shareholder servicing fee of .25% of average daily net assets of the Fund's Class B and Class C shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares. See "The Distributor".


(5) Other Expenses have been revised to reflect fee waivers and reimbursements effective as of the date of this Prospectus. Absent this voluntary waiver and reimbursement, Other Expenses would be .29%.


(6) Absent the voluntary reduction of fees, Total Operating Expenses would be .69% for Class A Shares, 1.34% for Class B Shares, 1.34% for Class C Shares, and .34% for Fiduciary Class Shares.


The Fund will indirectly bear its pro rata share of fees and expenses incurred by the Underlying Funds, and the investment returns of the Fund will be net of the expenses of the Underlying Funds. The following chart provides the expense ratio for each of the Underlying Funds in which the Fund invests (based on the current Underlying Fund prospectus). Certain of these expense ratios may include a voluntary reduction of investment advisory fees.

                                                                      PROSPECTUS

--------------------------------------------------------------------------------


                                    NAME OF UNDERLYING FUND                          EXPENSE RATIO
    -----------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund......................................         .50%
    The One Group(R) Limited Volatility Bond Fund.................................         .62%
    The One Group(R) Intermediate Bond Fund.......................................         .67%
    The One Group(R) Income Bond Fund.............................................         .61%
    The One Group(R) Government Bond Fund.........................................         .69%
    The One Group(R) Ultra Short-Term Income Fund.................................         .60%
    The One Group(R) Disciplined Value Fund.......................................        1.00%
    The One Group(R) International Equity Index Fund..............................        1.36%
    The One Group(R) Large Company Growth Fund....................................         .99%
    The One Group(R) Large Company Value Fund.....................................         .98%
    The One Group(R) Growth Opportunities Fund....................................        1.00%
    The One Group(R) Value Growth Fund............................................        1.05%
    The One Group(R) Gulf South Growth Fund.......................................        1.06%
    The One Group(R) Income Equity Fund...........................................        1.01%
    The One Group(R) Equity Index Fund............................................         .39%



After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio for Class A Shares is 1.17%, for Class B Shares is 1.92%, for Class C shares is 1.92%, and for Fiduciary Class shares is .92%.


On the basis of these estimated expenses, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

--------------------------------------------------------------------------------


                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 56          $ 80           $106           $ 181
Fiduciary Class                                           $ 19          $ 29           $ 51           $ 113


Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------------------------


                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 60          $ 91           $125           $ 220
Fiduciary Class                                           $ 12          $ 38           $ 65           $ 144


On the basis of the estimated expenses above, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

--------------------------------------------------------------------------------


                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 69          $ 90           $124           $ 205
Assuming no redemption                                    $ 19          $ 60           $104           $ 205


Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------------------------


                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 72          $ 99           $137           $ 236
Assuming no redemption                                    $ 22          $ 69           $117           $ 236


PROSPECTUS

On the basis of the estimated expenses above, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class C shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class C shares and (2) 5% annual return.


--------------------------------------------------------------------------------


                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 29          $ 60           $104           $ 187
Assuming no redemption                                    $ 19          $ 60           $104           $ 187



Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:


--------------------------------------------------------------------------------


                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 32          $ 69           $117           $ 221
Assuming no redemption                                    $ 22          $ 69           $117           $ 221



Class B and Class C shares automatically convert to Class A shares after eight
(8) and six (6) years, respectively. Therefore, the "10 Years" examples above reflect the effect of such conversion.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.


The rules of the Securities and Exchange Commission require that the maximum sales load be reflected in the above tables. However, Shareholders in the Fund may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A, Class B, and Class C shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.


                                                                      PROSPECTUS

THE FUND


The One Group(R) Investor Conservative Growth Fund ( the "Fund") is part of The One Group(R) (the "Trust"), which is an open-end management investment company that offers shares in 40 separate funds and different classes of certain of the funds. The Trust was organized as a Massachusetts Business Trust on May 23, 1985. This Prospectus relates to Class A, Class B, Class C, and Fiduciary Class shares of The One Group(R) Investor Conservative Growth Fund, a diversified open-end management investment company. Each class of shares provides for variations in distribution costs, voting rights, dividends and per share net asset value pursuant to a multiple class plan (the "Multiple Class Plan") adopted by the Board of Trustees of the Trust. Except for these differences between classes, each share of the Fund represents an undivided, proportionate interest in the Fund. The Information regarding the Trust's other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219, or by calling 1-800-480-4111.


INVESTMENT OBJECTIVE


The Fund seeks capital appreciation and income by investing primarily in a diversified group of One Group(R) mutual funds which invest primarily in fixed income and equity securities. Current income is a secondary objective.


The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding shares (as defined in the Statement of Additional Information).

There is no assurance that the Fund will meet its investment objective.

INVESTMENT POLICIES OF THE FUND

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding shares unless a policy is expressly deemed to be fundamental. Shareholders will be notified of any material change in the Fund's investment policies.

PERMISSIBLE INVESTMENTS


The Fund will invest 20% to 40% of its total assets in nine Underlying Funds of The One Group(R) which invest primarily in equity securities, 60% to 80% of its total assets in five Underlying Funds of The One Group(R) which invest primarily in fixed income securities, and up to 10% of its total assets in one money market fund of The One Group(R). The Fund will invest its assets in the Underlying Funds, within the ranges indicated below.


--------------------------------------------------------------------------------

                                                                               INVESTMENT RANGE
                          INVESTOR CONSERVATIVE GROWTH FUND                (PERCENT OF FUND ASSETS)
    ------------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund............................            0 - 10%
    The One Group(R) Limited Volatility Bond Fund.......................            0 - 70%
    The One Group(R) Intermediate Bond Fund.............................            0 - 70%
    The One Group(R) Income Bond Fund...................................            0 - 70%
    The One Group(R) Government Bond Fund...............................            0 - 70%
    The One Group(R) Ultra Short-Term Income Fund.......................            0 - 70%
    The One Group(R) Disciplined Value Fund.............................            0 - 10%
    The One Group(R) International Equity Index Fund....................            0 - 10%
    The One Group(R) Large Company Growth Fund..........................            0 - 20%
    The One Group(R) Large Company Value Fund...........................            0 - 20%
    The One Group(R) Growth Opportunities Fund..........................            0 - 10%
    The One Group(R) Value Growth Fund..................................            0 - 20%
    The One Group(R) Gulf South Growth Fund.............................            0 - 10%
    The One Group(R) Income Equity Fund.................................            0 - 20%
    The One Group(R) Equity Index Fund..................................            0 - 20%

The allocation of the Fund's assets among the Underlying Funds will be made by the Advisor under the supervision of the Trust's Board of Trustees, within the percentage ranges set forth in the table above.


The Fund and the Underlying Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. Such securities include obligations of the U.S. Government and its agencies and instrumentalities; commercial paper, bank certificates of deposit, repurchase agreements, bankers acceptances, variable amount master demand notes and bank money market deposit accounts. The Fund and the Underlying Funds may also hold cash or cash equivalents for liquidity purposes.


PROSPECTUS

To the extent the Fund or the Underlying Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

DESCRIPTION OF THE UNDERLYING FUNDS

The following is a brief description of the principal investment policies of the Underlying Funds. Additional investment practices are described in "Investment Policies of the Underlying Funds," the Statement of Additional Information and the prospectus for each of the Underlying Funds.

THE ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND

The One Group(R) International Equity Index Fund is an equity fund. The objective of the fund is to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE GDP Index" or "EAFE GDP Index").((1)) Under normal conditions, the fund will invest substantially all of its assets in foreign securities and at least 65% of the value of its total assets in foreign equity securities, consisting of common stocks (including sponsored and unsponsored American Depository Receipts ("ADRs")) and preferred stocks, securities convertible into common stocks (only if they are listed on registered exchanges or actively traded in the over-the-counter market), warrants and depository receipts for such securities of issuers located in at least three different countries. In attempting to duplicate the capital performance and dividend income of the MSCI EAFE GDP Index, the fund will normally invest in the stocks which comprise the Index and secondarily in stock index futures. It is expected that cash reserve items normally will not exceed 10% of the fund's net assets. The Fund may invest up to 10% of its net assets in securities of emerging international markets such as Mexico, Brazil and Chile. A substantial portion of the fund's assets will be denominated in foreign currencies.

THE ONE GROUP(R) LARGE COMPANY GROWTH FUND

The One Group(R) Large Company Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. To achieve its objective, the fund will, under normal market conditions, invest substantially all, but in no event less than 65%, of the value of its total assets in equity securities consisting of common stocks, warrants and any rights to purchase common stocks. The weighted average capitalization of the companies in which the fund invests will under normal market conditions always be in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").((2)) The fund may invest the remainder of its assets in any combination of nonconvertible fixed income securities, repurchase agreements, options and futures contracts.

THE ONE GROUP(R) LARGE COMPANY VALUE FUND

The One Group(R) Large Company Value Fund is an equity fund that seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The fund will invest in equity securities of companies that are believed to be selling below their long-term intrinsic investment values. Companies held will typically be large capitalization issuers with current price/earnings and/or price/book ratios which are lower than that of the general market as measured by the S&P 500 Index. In addition, the fund may invest in stock of companies which have been analyzed to have breakup values well in excess of current market values or which have uniquely undervalued corporate assets. The general approach to purchasing stocks will emphasize individual security selection. Macroeconomic data and industry profit forecasts will be utilized to gauge the best sectors of the economy in which to be positioned.

Under normal market conditions, the fund will invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks which are convertible into common stocks. The fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) GROWTH OPPORTUNITIES FUND

The One Group(R) Growth Opportunities Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The fund will invest in issues which are identified and selected based on the potential to produce above-average earnings growth per share over a one-to-three year period. It is expected that issuers will generally include established companies with a history of above-average growth or companies that are expected to enter

---------------

(1) "MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the fund.

(2) "Standard & Poor's 500" is a registered trademark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the fund.

                                                                      PROSPECTUS
periods of above-average growth, and smaller companies which are positioned in emerging growth industries. The fund may invest in securities listed on a stock exchange as well as those traded over-the-counter. At least 80% of the value of the fund's total assets will, under normal conditions, be invested in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) VALUE GROWTH FUND

The One Group(R) Value Growth Fund seeks long-term capital growth and growth of income while, as a secondary objective providing a moderate level of current income. The fund pursues its objectives by investing primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants, and other equity securities of companies that show the potential for growth of earnings over time. Stock selection is guided by current valuation relative to a stock's historical valuation and relative to the Advisor's estimates of future growth of earnings and dividends. Accordingly, the Fund may emphasize securities of companies that the Advisor believes are overlooked or undervalued by investors, which fact should contribute to an increase in the market value of the security over time.

The fund will ordinarily invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents.

THE ONE GROUP(R) GULF SOUTH GROWTH FUND

The One Group(R) Gulf South Growth Fund seeks long-term capital growth by investing in a portfolio of equity securities of small-capitalization, emerging growth and medium capitalization companies, which are either headquartered in or whose primary market is in the southeastern region of the United States. The fund invests primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of such companies. The Advisor anticipates that the fund's portfolio will normally consist of securities of approximately twenty-five to sixty emerging growth companies from Virginia, North Carolina, South Carolina, Florida, Georgia, Tennessee, Alabama, Mississippi, Arkansas, Louisiana, Kentucky and Texas. It is expected that companies selected would generally have market capitalizations ranging from $50,000,000 to $2,000,000,000, although the fund may occasionally hold securities of companies whose market capitalizations are considerably larger if doing so contributes to the fund's investment objective.

The fund will normally invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents, when the Advisor's assessment of the attractiveness of the entire stock market and individual market sectors changes.

Because the fund is non-diversified, its share price may be subject to greater fluctuations as a result of changes in an issuer's financial condition or the market's assessment of an individual issuer. In addition, smaller, less seasoned companies may be subject to greater business risk than larger, established companies.

THE ONE GROUP(R) INCOME EQUITY FUND

The One Group(R) Income Equity Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The fund will make investments in an attempt to keep its yield above the S&P 500 Index. Achieving such a yield will be the primary consideration in selecting securities. Investments will be made in common stocks of corporations which regularly pay dividends, although continued payment of dividends cannot be assured. The fund will invest primarily in stocks with favorable, long-term fundamental characteristics, but stocks of companies that are out of favor in the financial community may also be purchased.

The fund will under normal conditions invest at least 80% of the value of its total assets in equity securities consisting of common stocks, and debt securities and preferred stocks which are convertible into common stocks. The fund also may enter into options and futures transactions. The balance of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) EQUITY INDEX FUND

The One Group(R) Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities on the S&P 500 Index. The fund will, in attempting to duplicate the capital performance and dividend income of the S&P 500 Index, normally invest in many of the stocks which comprise the S&P 500 Index and secondarily in stock index futures. Cash reserves will not normally exceed 10% of the fund's net assets.

The Advisor generally selects stocks for the fund in the order of their weightings in the S&P 500 Index beginning with the heaviest weighted stocks. The percentage of the fund's assets to be invested in each stock is approximately the same as the percentage it represents in the S&P 500 Index. From time to time, administrative adjustments may be made in the

PROSPECTUS
fund because of changes in the composition of the S&P 500 Index, but such changes should be infrequent. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index.

THE ONE GROUP(R) PRIME MONEY MARKET FUND

The One Group(R) Prime Money Market Fund seeks current income with liquidity and stability of principal. The fund intends to comply with the regulations of the Securities and Exchange Commission applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by the fund. Under these regulations, the fund will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less.

THE ONE GROUP(R) DISCIPLINED VALUE FUND

The One Group(R) Disciplined Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The fund will invest in equity securities with below-market average price-to-earnings and price-to-book value ratios. The issuer's soundness and earnings prospects will also be considered. Although capital appreciation is the primary purpose for investing in the security, all common stocks must be paying a current dividend to shareholders to be eligible for purchase. While the Advisor may sell fund securities in its discretion at any time, it is unlikely to move toward elimination of the fund's holdings of a stock when the Advisor determines that there is a fundamental change that impairs a company's ability to pay dividends, or if the company's 12-month earnings per share comparison is declining.

The fund will, under normal conditions, invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The fund also may enter into options and futures transactions. The balance of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND

The One Group(R) Limited Volatility Bond Fund seeks current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities. The fund will normally invest at least 80% of total assets in debt securities of all types with short to intermediate maturities. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between one and five years. At least 65% of the fund's total assets will consist of bonds rated in one of the three highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") at the time of investment, or, if unrated, determined by the Advisor to be of comparable quality. In addition, at least 65% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The fund also may purchase taxable or tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks.

THE ONE GROUP(R) INTERMEDIATE BOND FUND

The One Group(R) Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high and medium-grade fixed-income securities with intermediate maturities. The fund will normally invest at least 80% of total assets in debt securities of all types. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between three and ten years. At least 65% of the fund's total assets will consist of bonds rated in one of the three highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality. However, the Advisor reserves the right to invest in more speculative debt securities if they present attractive opportunities and are rated in the fourth highest rating category by at least one NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality. In addition, at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The fund also may purchase taxable or tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks.

THE ONE GROUP(R) INCOME BOND FUND


The One Group(R) Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities. The fund will normally invest at least 70% of total assets in debt securities of all types rated in one of the four highest rating categories ("investment grade") by at least one NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality. In addition, up to 30% of the fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below


                                                                      PROSPECTUS
investment grade. Securities rated below investment grade are called "high yield" and "junk bonds." Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between five and twenty years. As a matter of fundamental policy, at least 65% of the fund's total assets will consist of bonds. The fund may also purchase taxable or tax-exempt municipal securities.


THE ONE GROUP(R) GOVERNMENT BOND FUND

The One Group(R) Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The fund seeks to achieve its objective principally through investment in securities issued by the U.S. government and its agencies and instrumentalities. At least 65% of the total assets of the fund will be invested in obligations guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or collateralized by mortgages that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The balance of the fund's assets may be invested in debt securities and taxable or tax-exempt municipal securities. The average weighted remaining maturity of the fund is expected to be between three and fifteen years.

THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND

The One Group(R) Ultra-Short Term Income Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The fund will normally invest at least 80% of its total assets in debt securities of all types, including money market instruments. In addition, up to 20% of the fund's total assets may be invested in other securities, including preferred stock. The fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or collateralized by mortgages with periodic interest rate resets, some of which may be subject to repurchase agreements. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the fund also may purchase mortgage-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees as to timely payments. The fund also may purchase mortgage and interest rate swaps and interest rate floors and caps. The fund also may employ other investment techniques to enhance returns, such as loans of fund securities, mortgage dollar rolls, repurchase agreements, options contracts and reverse repurchase agreements.

The Fund will maintain a maximum duration of approximately two years. Under normal interest rate conditions, the Fund's actual duration is expected to be in a range of approximately six months to one year.

RISK FACTORS

The investments of the Fund are concentrated in the Underlying Fund, so the Fund's investment performance is directly related to the performance of the Underlying Funds. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the Underlying Funds within certain ranges. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints.

The Fund may invest in Underlying Funds which invest in medium or lower grade bonds. If these bonds are downgraded, the Advisor will consider whether to increase or decrease the Fund's investment in the affected Underlying Fund. Further, the Fund may invest in Underlying Funds which concentrate their assets in certain industries. Under certain circumstances, this could result in the Fund being concentrated in those industries. If this were to occur, the Advisor would consider whether to maintain or change the Fund's investments in such Underlying Funds.

SPECIAL RISKS OF INVESTING IN EQUITY FUNDS

Changes in the value of an equity fund's portfolio securities will not affect cash income, if any, derived from these securities but will affect the fund's net asset value. Because equity funds invest primarily in equity securities, which fluctuate in value, the funds' shares also will fluctuate in value. In addition, certain investment management techniques that the funds may use, such as the purchase and sale of futures, options and forward commitments, could expose the funds to potentially greater risk of loss than more traditional equity investments.

SPECIAL RISKS OF INVESTING IN FIXED-INCOME FUNDS

The market value of a fund's fixed-income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these

PROSPECTUS
investments. Except under condition of default, changes in the value of fixed-income securities will not affect cash income derived from these securities but will affect the funds' net asset value.

SPECIAL RISKS OF INVESTING IN INDEX FUNDS

Because of the funds' investment objectives, securities may be purchased, retained and sold by the funds when such transactions would not be consistent with traditional investment criteria. Accordingly, an investor is exposed to a greater risk of loss (and a correspondingly greater prospect of gain) from fluctuations in the value of such securities than would be the case if the funds were not fully invested in such securities. In addition, the Advisor may eliminate one or more securities or elect not to increase the funds' position in such securities notwithstanding the continued listing of such securities on the relevant index in the following circumstances: (i) the stock is no longer publicly traded; or (ii) an unexpected adverse development occurs with respect to a company such as bankruptcy or insolvency. As a result of these risk factors, the share price of an index fund is expected to be volatile, and investors should be able to sustain sudden, sometimes substantial, fluctuations in the value of their investment.

SPECIAL RISKS OF INVESTING IN FOREIGN SECURITIES

Investments in securities of foreign issuers involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs, and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Finally, since the funds may invest in securities denominated in foreign currencies, changes in exchange rates may affect the value of investments in the funds.

SPECIAL RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES

Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the funds may be volatile and the net asset value of shares of the funds may fluctuate.

SPECIAL RISKS OF INVESTING IN MORTGAGE-RELATED SECURITIES

Some of the funds invest in mortgage-related securities, such as mortgage-backed securities, adjustable rate mortgage loans ("ARMs"), fixed rate mortgage loans, and mortgage dollar rolls. The investment characteristics of mortgage-related securities differ from traditional debt securities. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. The major differences typically include more frequent interest and principal payments, usually monthly, the adjustability of interest rates, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a fund may fail to recoup fully its investment in mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee. The funds intend to use hedging techniques to control this risk. In general, changes in the rate of prepayments on a mortgage-related security will change that security's market value and its yield to maturity. When interest rates fall, high prepayments could force a fund to reinvest principal at a time when investment opportunities are not attractive. Thus, mortgage-related securities may not be an effective means for a fund to lock in long-term interest rates. Conversely, during periods when interest rates rise, slow prepayments could cause the average life of the security to lengthen and the value to decline more than anticipated.

HOW TO DO BUSINESS WITH THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group(R) Services Company, by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor.

Purchases and redemptions of shares of the Fund may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Fund are $1,000 and $100 respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and

                                                                      PROSPECTUS
subsequent investment minimums may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B and Class C shares per individual purchase order.



Class A, Class B and Class C shares are offered to IRA account participants, investors in certain retirement plans such as 401(k) and similar qualified plans, and other long-term investors. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.


BY MAIL


Investors may purchase Class A, Class B and Class C shares of the Fund by completing and signing an Account Application Form and mailing it, along with a personal check (or other negotiable bank instrument or money order) payable to "The One Group(R),", the Fund, The One Group Services Company, or State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500. If the purchase order is to be credited to a Fund Direct IRA, the check should be payable to State Street Bank and Trust Company for the benefit of the Shareholder. Subsequent purchases of shares may be made at any time by mailing a personal check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111. All purchases made by check should be in U.S. dollars. Third party checks will not be accepted. When purchases are made by check or under the Systematic Investment Plans (see below), redemptions will not be allowed until the investment being redeemed has been in the Fund for 10 calendar days.



Purchases of Fiduciary Class shares, and Class A, Class B and Class C shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."


BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or the Shareholder Servicing Agents, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN


Class A, Class B and Class C investors may make automatic monthly investments in the Fund from their bank, savings and loan or other depository institution accounts. The minimum initial investment must be $1000 and subsequent investments must be $25 under the Systematic Investment Plan, which minimum may be reduced at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account which would reduce the investor's return from an investment in the Fund.


FUND-DIRECT IRA

The Trust offers a tax-advantaged retirement plan for which the Fund may be an appropriate investment. The Trust's retirement plan allows participants to defer taxes while helping them build their retirement savings.

The One Group(R) Fund-Direct IRA is a retirement plan with a wide choice of investments offering people with earned income the opportunity to compound earnings on a tax-deferred basis. An IRA Adoption Agreement may be obtained by calling the Distributor at 1-800-480-4111.

ADDITIONAL INFORMATION REGARDING PURCHASES


A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be cancelled if the Transfer Agent does not receive Federal funds before close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A, Class B and Class C shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of


PROSPECTUS
shares of the Fund is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares may also be issued in transactions involving the acquisition by the Fund of securities held by collective investment funds sponsored and administered by affiliates of the Advisor. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because the distribution expenses charged to Class A, Class B, and Class C shares are not charged to Fiduciary Class shares.


The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.


Fiduciary Class shares offered to institutional investors and to investors in certain retirement plans, and Class A, Class B and Class C shares offered to IRA account participants and investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.


No certificates representing shares of the Fund will be issued. In communications to Shareholders, the Fund will not duplicate mailings of Fund material to Shareholders who reside at the same address.

SALES CHARGE

CLASS A SHARES

The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge reallowed to financial institutions and intermediaries (the "commission"):

                                                                               SALES CHARGE
                                                             SALES CHARGE     AS APPROPRIATE      COMMISSION
                                                                 AS A         PERCENTAGE OF          AS A
                                                            PERCENTAGE OF       NET AMOUNT      PERCENTAGE OF
                   AMOUNT OF PURCHASE                       OFFERING PRICE       INVESTED       OFFERING PRICE
---------------------------------------------------------   --------------    --------------    --------------
less than $100,000.......................................        4.50%             4.71%             4.05%
$100,000 but less than $250,000..........................        3.50%             3.53%             3.05%
$250,000 but less than $500,000..........................        2.50%             2.36%             2.05%
$500,000 but less than $1,000,000........................        2.00%             2.04%             1.60%
$1,000,000 or more.......................................        0.00%             0.00%             0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown above. The maximum cash compensation payable by the Distributor as a sales charge is 3.00% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of the shares of the Fund in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to 1.00% of the offering price of Class A shares of the Fund for sales of $1 million to $5 million, and 0.50% for sales over $5 million. A Shareholder who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such Shareholder redeems any or all of the Class A shares prior to the first anniversary of purchase.

                                                                      PROSPECTUS

Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION


In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A, Class B, and Class C shares of the Fund and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.


The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 in Class A shares of one (or more) of the funds of the Trust that imposes a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 2.00% (the sales charge applicable to purchases of $250,000) and .50% of the investment (representing the difference between the 2.50% sales charge applicable to purchases of $100,000 and the 2.00% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES


No sales charge is imposed on Class A shares of the Fund: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment advisors, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the


PROSPECTUS

Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; (x) directly purchased with the proceeds of a distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is the Trustee or Paying Agent; or (xi) purchased in connection with plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi), and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi), and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi), and (vii).


CONTINGENT DEFERRED SALES CHARGE



CLASS B SHARES AND CLASS C SHARES



Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. Class C shares also are not subject to a sales charge when they are purchased, but are subject to a Contingent Deferred Sales Charge if a Shareholder redeems them prior to the first anniversary of purchase. When a Shareholder purchases Class B and Class C shares, the full purchase amount is invested directly in the Fund. Class B and Class C shares of the Fund are also subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Fund's average daily net assets as provided in the CDSC Plan (described below under "The Distributor"). This ongoing fee will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.



Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the CDSC Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to dealers and agents for selling such shares. A dealer reallowance of 4.00% of the original purchase price of the Class B shares and 1.00% of the original purchase price of Class C shares will be paid to financial institutions and intermediaries.



Class B and Class C Shareholders will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.


The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

                                                                      PROSPECTUS

CLASS B SHARES



                                                                                CONTINGENT DEFERRED
                                                                                 SALES CHARGE AS A
                                    YEAR(S)                                        PERCENTAGE OF
                                     SINCE                                         DOLLAR AMOUNT
                                    PURCHASE                                     SUBJECT TO CHARGE
    ------------------------------------------------------------------------    -------------------
    0-1.....................................................................           5.00%
    1-2.....................................................................           4.00%
    2-3.....................................................................           3.00%
    3-4.....................................................................           3.00%
    4-5.....................................................................           2.00%
    5-6.....................................................................           1.00%
    6-7.....................................................................            None
    7-8.....................................................................            None



To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).



CLASS C SHARES



                                                                                CONTINGENT DEFERRED
                                                                                 SALES CHARGE AS A
                                    YEAR(S)                                        PERCENTAGE OF
                                     SINCE                                         DOLLAR AMOUNT
                                    PURCHASE                                     SUBJECT TO CHARGE
    ------------------------------------------------------------------------    -------------------
    0-1.....................................................................           1.00%
    After first year........................................................            None



In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B or Class C shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, next Class C shares, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.



WAIVER OF CONTINGENT DEFERRED SALES CHARGE



The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualified retirement plan if redemption is made within one year of such death or disability; (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2; or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."


CONVERSION FEATURE


Class B shares will automatically convert to Class A shares eight years after the end of the month in which the shares were purchased and will be subject to the lower distribution and Shareholder service fees charged to Class A shares.


PROSPECTUS

Class C shares will convert to Class A shares after six years. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.



For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B and Class C shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B or Class C shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B or Class C shares in the sub-account will also convert to Class A shares.



If a Shareholder effects one or more exchanges among Class B or Class C shares of the funds of the Trust during the eight or six year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that eight or six year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class C shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B or Class C shares converted, although the dollar value will be the same.


EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of the Fund may exchange their shares for Class A shares of the Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders may exchange their shares for Fiduciary Class shares of the Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.


The exchange privilege may be exercised only in those states where the shares of the Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."


CLASS B

Class B Shareholders of the Fund may exchange their shares only for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.


CLASS C



Class C Shareholders of the Fund may exchange their shares only for Class C shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class C shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class C shares. The requirements applicable to computing the Contingent Deferred Sales Charge on the exchange of Class B shares are also applicable to the exchange of Class C shares.


ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the

                                                                      PROSPECTUS

Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax advisors for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Fund.

A more detailed description of the above is set forth in the Statement of Additional Information.

The Trust's exchange privilege is not intended to afford Shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Trust has established a policy of limiting excessive exchange activity.

Exchange activity generally will not be deemed excessive if limited to TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (AT LEAST 30 DAYS APART) from the Fund during any twelve month period. Notwithstanding these limitations, the Trust reserves the right to reject any purchase request (including exchange purchases from other funds of the Trust) that is reasonably deemed to be disruptive to efficient portfolio management.

REDEMPTIONS


Shareholders may redeem their shares without charge (except Class B and Class C shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable Contingent Deferred Sales Charge for Class B and Class C shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.


BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All requests for redemptions from IRA accounts must be in writing. Redemption request forms may be obtained from the Transfer Agent by calling (800) 480-4111. All written redemption requests should be sent to The One Group(R), c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange, or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.

The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $50,000 worth of shares or less;
(ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE OR BY WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

PROSPECTUS

SYSTEMATIC WITHDRAWAL PLAN


Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each, unless the withdrawal plan is part of a required minimum distribution from an IRA or other qualified retirement plan. There is no charge for this service. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.



Pursuant to the Systematic Withdrawal Plan, Class B and Class C Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date.


In addition, Shareholders who have attained the age of 70 1/2 may elect to receive distributions, to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan.

If the amount of systematic withdrawal exceeds income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 10 or more days until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

FUND MANAGEMENT

THE ADVISOR

The Trust and Banc One Investment Advisors Corporation (the "Advisor") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its bank or non-bank affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.

The Advisor is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance.


On a consolidated basis, BANC ONE CORPORATION had assets of over $101 billion as of December 31, 1996.


The Advisor represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group(R) since 1985 (then known as "The Helmsman Fund").

                                                                      PROSPECTUS

No single person is responsible for managing the assets of the Fund. Rather, investment decisions for the Fund are made by committee.

The Advisor is entitled to a fee which is calculated daily and paid monthly, at an annual rate of .05% of the average daily net assets of the Fund. The Advisor may voluntarily waive all or part of this fee.

The Advisor also serves as investment advisor to each of the Underlying Funds. As a shareholder of each of the Underlying Funds, the Fund will indirectly bear its proportionate share of investment advisory fees paid by those funds. The Underlying Funds pay the Advisor an advisory fee at the following rates:

    The One Group(R) Prime Money Market Fund...............................................   .30%
    The One Group(R) Limited Volatility Bond Fund..........................................   .40%
    The One Group(R) Intermediate Bond Fund................................................   .40%
    The One Group(R) Income Bond Fund......................................................   .40%
    The One Group(R) Government Bond Fund..................................................   .45%
    The One Group(R) Ultra-Short Term Income Fund..........................................   .30%
    The One Group(R) Disciplined Value Fund................................................   .74%
    The One Group(R) International Equity Index Fund.......................................   .55%
    The One Group(R) Large Company Growth Fund.............................................   .74%
    The One Group(R) Large Company Value Fund..............................................   .74%
    The One Group(R) Growth Opportunities Fund.............................................   .74%
    The One Group(R) Value Growth Fund.....................................................   .74%
    The One Group(R) Gulf South Growth Fund................................................   .74%
    The One Group(R) Income Equity Fund....................................................   .74%
    The One Group(R) Equity Index Fund.....................................................   .10%

THE DISTRIBUTOR

The One Group(R) Services Company (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Fund are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Fund. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of Class A shares of the Fund. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.


Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class C shares are subject to a contingent Deferred Sales Charge if such shares are redeemed prior to the first anniversary of purchase. Class B and Class C shares of the Fund are subject to an ongoing distribution and Shareholder service fee as provided in the CDSC Distribution and Shareholder Services Plan (the "CDSC Plan") at an annual rate of 1.00% of the Fund's average daily net assets, which includes Shareholder servicing fees of .25% of the Fund's average daily net assets.



Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the CDSC Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of Class B and Class C shares, such as the payment of compensation to dealers and agents for selling such shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase.



The Plan and the CDSC Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund also may execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.


PROSPECTUS

Fiduciary Class shares of the Fund are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

THE ADMINISTRATOR

The One Group(R) Services Company, (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Fund (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .10% of the Fund's average daily net assets on the first $500,000,000 in Fund assets, .075% of the Fund's average daily net assets between $500,000,000 and $1 billion, and .05% of the Fund's average daily net assets when Fund assets exceed $1 billion.

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust, for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company. Bank One Trust Company receives a fee paid by the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

The Advisor and the Administrator of the Fund each bears all expenses incurred in connection with the performance of their services as investment advisor and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.


As a general matter, as set forth in the Multiple Class Plan, expenses are allocated to each class of shares of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A, Class B and Class C shares, other than in accordance with the relative net asset value of the class, are the distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Fund in proportion to the relative net asset value of the shares of such classes.


The organizational expenses of the Fund have been capitalized and are being amortized in the first five years of the Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

                                                                      PROSPECTUS

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

As set forth in the Multiple Class Plan, each share held entitles the Shareholder of record to one vote. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS


Net investment income (exclusive of capital gains) is determined and declared monthly, and is distributed in the form of monthly dividends to Shareholders of Record on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually.


To maintain a relatively even rate of distributions from the Fund rather than having substantial fluctuations from period to period, the monthly distributions level from the Fund may be fixed from time to time at rates consistent with the Advisor's long-term earnings expectations.


Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B, Class C or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.


Class B shares received as dividends and capital gains distributions at net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. See "Conversion Feature."

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.


The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A, Class B, and Class C shares because of the distribution expenses charged to Class A, Class B, and Class C shares.


SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group (R) Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

OTHER INVESTMENT POLICIES

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year as well as within a particular year. It is presently estimated that the annual portfolio turnover rate for the Fund will not exceed 80%.

PROSPECTUS

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more that 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of regulated investment companies and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except for investments in funds of The One Group(R), provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information. For the investment limitations of the Underlying Funds, see the applicable prospectuses.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the Underlying Funds. As described above in "Investment Policies of the Fund-Permissible Investments," the Fund may also invest directly in certain of the following instruments for temporary defensive purposes. For a more detailed description, see the Statement of Additional Information or the prospectuses of the Underlying Funds.

U.S. TREASURY OBLIGATIONS -- The funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

RECEIPTS -- The funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

CERTIFICATES OF DEPOSIT -- Certificates of deposit ("CDs") are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. Maturities are generally six months or less.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

                                                                      PROSPECTUS

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance specific types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S. government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

CORPORATE SECURITIES -- Corporate securities include corporate bonds, convertible and non-convertible debt securities, and preferred stocks, as well as commercial paper (short-term promissory notes issued by corporations). Issuers of corporate bonds and notes are divided into many different categories by bond market sector, such as electric utilities, gas utilities, telephone utilities, consumer finance companies, wholesale finance companies and industrial companies. Within each major category of issuer, there are many subcategories.

WARRANTS -- Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

COMMON STOCK -- Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

INVESTMENT COMPANY SECURITIES -- The funds may invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of their assets in the securities of other investment companies.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The funds bear a risk of loss in the event the other party defaults on its obligations and the funds are delayed or prevented from their right to dispose of the collateral securities or if the funds realize a loss on the sale of the collateral securities.

REVERSE REPURCHASE AGREEMENTS -- The funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The funds will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the funds enter into a reverse repurchase agreement, they would place liquid high grade debt securities having a value equal to the repurchase price (including accrued interest), in a segregated custodial account and would subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the funds may decline below the price at which the funds are obligated to repurchase the securities.

DEMAND FEATURES -- The funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount at a fixed price (usually with accrued interest) within a fixed period (usually seven days) following a demand by the funds. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the funds to meet redemption requests and remain as fully invested as possible.

ASSET-BACKED SECURITIES -- Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying debt will be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain interest rate and prepayment rate scenarios, the funds may fail to recoup fully their investment in asset-backed securities. Asset-backed securities are commonly considered to be derivatives.

PROSPECTUS

SHORT-TERM FUNDING AGREEMENTS -- The funds may, in order to enhance yield, make limited investments in short-term funding agreements issued by banks and highly rated insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company and are paid from the general assets of the issuing entity. The funds will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated "A" or the equivalent by at least one NRSRO and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements.

SECURITIES OF FOREIGN ISSUERS -- The funds may invest in securities of foreign issuers to achieve income or capital appreciation. The funds also may invest in commercial paper of foreign issuers and obligations of foreign branches of U.S. banks, U.S. and London branches of foreign banks, and supranational entities which are established through the joint participation of several governments (e.g., the Asian Development Bank and the Inter-American Development Bank). Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"), which are securities typically issued by a U.S. financial institution that evidence ownership interests in a pool of securities issued by a foreign issuer. ADRs include American Depository Shares and New York Shares. There may be less information available on the foreign issuers of unsponsored ADRs than on the issuers of sponsored ADRs.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are debt obligations secured by real estate loans and pools of loans. The funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Mortgage-backed securities may also be issued by non-governmental entities and may or may not have private insurer guarantees of timely payments. The funds also may invest in mortgage-backed securities issued by non-government entities, which consist of Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the funds may have to reinvest in securities with a lower yield. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

STRIPPED MORTGAGE-BACKED SECURITIES -- The funds may, to enhance revenues or hedge against interest rate risk, invest in stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. The funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOs"), while the other class will receive all of the principal ("POs"). If the underlying mortgage assets experience greater than anticipated prepayments of principal, the funds may fail to fully recoup their initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the funds' limitations on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates.

MORTGAGE DOLLAR ROLLS -- The funds may enter into mortgage "dollar rolls" in which the funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the funds compared with what such performance would have been without the use of mortgage dollar rolls.

FIXED RATE MORTGAGE LOANS -- Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. The funds may invest in fixed rate mortgage loans that are privately issued and are not issued or guaranteed by the U.S. government.

SECURITIES LENDING -- In order to generate additional income, the funds may lend up to 33% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of

                                                                      PROSPECTUS
cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Advisor to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. The funds will enter into loan arrangements only with counterparties which the Advisor has deemed to be creditworthy under guidelines established by the Board of Trustees. Loans are subject to termination by the funds or the borrower at any time, and are therefore, not considered to be illiquid investments.

RESTRICTED SECURITIES -- The funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under Federal securities law and is generally sold to institutional investors, such as the funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS -- The funds may purchase securities on a when-issued basis when deemed by the Advisor to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. When the Advisor purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. The funds generally will not pay for such securities or earn interest on them until received. In a forward commitment transaction, the funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

OPTIONS -- The funds may purchase and write (i.e., sell) call options and put options on securities and indices, which options are traded on national securities exchanges. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. There are risks associated with options transactions, including the following: (i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the funds and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the funds will receive a premium when they write covered call options, they may not participate fully in a rise in the market value of the underlying security. It is expected that the funds will only engage in option transactions with respect to permitted investments and related indices.

FUTURES CONTRACTS AND RELATED OPTIONS -- Certain of the funds may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the funds' total assets at current value. Options and futures can be volatile instruments, and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a fund's return. The funds could also experience losses if the prices of their options and futures positions were poorly correlated with their other instruments, or if they could not close out their positions because of an illiquid secondary market.

SWAPS, CAPS AND FLOORS -- In order to protect the value of the funds from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the funds' investments are traded, the funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, for both hedging and non-hedging purposes. Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, a fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they

PROSPECTUS
represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

NEW FINANCIAL PRODUCTS -- New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the funds may invest in any such options, contracts and products as may be developed to the extent consistent with their investment objective, policies and restrictions and the regulatory requirements applicable to investment companies. These various products may be used to adjust the risk and return characteristics of the funds' portfolio of investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of the funds would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the funds to potentially greater return as well as potentially greater risk of loss than more traditional fixed-income investments.

STRUCTURED INSTRUMENTS -- Structured instruments are debt securities issued by agencies or instrumentalities of the U.S. government (such as Sallie Mae, Ginnie Mae, Fannie Mae, and Freddie Mac), banks, municipalities, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available. Structured instruments are commonly considered to be derivatives.

While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Advisor, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

MUNICIPAL SECURITIES -- Municipal Securities are issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities are generally classified as "general obligation" bonds and "revenue" bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are not payable from the issuer's general revenues. The funds also may purchase short-term tax-exempt General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt obligations. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a fund's municipal securities in the same manner. In addition, the Internal Revenue Code of 1986, as amended (the "Code") imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

INVERSE FLOATING RATE INSTRUMENTS -- The funds may seek to increase yield by investing in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the

                                                                      PROSPECTUS
index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

The following descriptions of S&P's and Moody's corporate and municipal bond ratings have been published by S&P and Moody's, respectively.

STANDARD & POOR'S RATING SERVICES

Investment Grade

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher categories.

Non-Investment Grade

Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rated category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay

PROSPECTUS
interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating C1 is reserved for income bonds on which no interest is being paid.

Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-). Ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTOR SERVICE, INC.

Investment Grade

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds that are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of securities rated BBB or Baa to make principal and interest payments than is the case with higher grade securities.

Non-Investment Grade

Bonds rated Ba are more uncertain and have speculative elements. The protection of interest and principal payments is not well safeguarded during good and bad times. Bonds rated B lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time).

Bonds rated Caa have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments. Bonds rated Ca are speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating. Bonds in this category have extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the Advisor determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state, municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of

                                                                      PROSPECTUS
funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.


MISCELLANEOUS



The Trust believes that as of April 9, 1997, BANC ONE CORPORATION (100 East Broad Street, Columbus, OH 43271), through its affiliates, owned of record substantially all the Fiduciary Class shares of the Fund. The Trust believes that as of the same date, BANC ONE CORPORATION, through its affiliates, possessed on behalf of its underlying accounts, voting or investment power with respect to 98.31% of Fiduciary Class shares of the Fund.



As a consequence, BANC ONE CORPORATION may be deemed to be a controlling person of the Fiduciary Class shares of the Fund under the Investment Company Act of 1940.



The Trust believes that as of April 9, 1997, the following shareholders owned 25% or more of the shares of the Funds.



    ----------------------------------------------------------------------------------------------------
                                                                                PERCENTAGE     TYPES OF
    FUND                                          SHAREHOLDER & ADDRESS          OWNERSHIP    OWNERSHIP
    ----------------------------------------------------------------------------------------------------
    Investor Conservative Growth Fund       Dean Witter for the Benefit of         32.79%       Record
      Class A                               James W. Blair
                                            95 Elizabeth Street
                                            5 World Trade Center, 6th Floor
                                            New York, NY 10048-0205



As a consequence, the aforementioned persons may be deemed to be controlling persons of the Class A shares of the Fund under the Investment Company Act of 1940.


PERFORMANCE

From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

PROSPECTUS

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.


The Trust will include information on all classes of shares of the Fund in any advertisement or information including performance data for the Fund. The performance for Fiduciary Class shares may be higher than for Class A, Class B and Class C shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.


The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to the tax consequences of investing in the Fund.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. Generally, dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares, and any net capital gains will be distributed at least annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the Code ("qualified retirement plans") will not be taxable. The Federal tax treatment of qualified retirement plans, as well as distributions from such plans, is governed by specific provisions of the Code. If shares are held by a retirement plan that ceases to qualify for tax-exempt treatment under the Code or by an individual who has received such shares as a distribution from a retirement plan, the Fund's distributions will be taxable to such plan or individual as described in the preceding paragraph. Persons considering directing the investment of their qualified retirement plan account in the Fund and qualified retirement plan trusts considering purchasing such shares, should consult their tax advisors for a more complete explanation of the Federal tax consequences, and for an explanation of the state, local and (if applicable) foreign tax consequences of making such an investment.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

Certain securities purchased by the Fund (such as STRIPS, CUBES, TRS, TIGRS and
CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Advisor would not have chosen to sell such securities and may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by Shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

                                                                      PROSPECTUS

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax advisors regarding the state and local tax treatment of the dividends received from the Fund.

The Fund may be subject to foreign withholding taxes on income derived from obligations of foreign issuers. The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

Sale, exchange or redemption of Fund shares by a Shareholder will generally be a taxable event to such Shareholder.

PROSPECTUS

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation

1111 Polaris Parkway


2nd Floor, Suite 100


Columbus, OH 43271-0211


Distributor
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

TOG-F-125

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS


                                 June   , 1997


                    THE ONE GROUP(R) INVESTOR BALANCED FUND

Investment Advisor:       BANC ONE INVESTMENT ADVISORS CORPORATION


The One Group(R) (the "Trust") is a mutual fund seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to The One Group(R) Investor Balanced Fund Class A, Class B, Class C and Fiduciary Class shares.


THE ONE GROUP(R) INVESTOR BALANCED FUND (THE "FUND") SEEKS HIGH TOTAL RETURN CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN A DIVERSIFIED GROUP OF ONE GROUP(R) MUTUAL FUNDS WHICH INVEST PRIMARILY IN EQUITY AND FIXED INCOME SECURITIES.


Class A, Class B, and Class C shares are offered to IRA account participants, investors in certain retirement plans such as 401(k) and similar qualified plans, and other long-term investors.


Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodian or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.


This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional
Information dated November 1, 1996, as amended June   , 1997, has been filed
with the Securities and Exchange Commission and is available without charge through the Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111 during business hours. The Statement of Additional Information is incorporated into this Prospectus by reference. The Securities and Exchange Commission maintains a Web Site (http://www.sec.gov.) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The One Group(R).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS

TABLE OF CONTENTS


SUMMARY..............................................................................     3
ABOUT THE FUND.......................................................................     5
  Expense Summary....................................................................     5
  The Fund...........................................................................     7
  Investment Objective...............................................................     7
  Investment Policies of the Fund....................................................     7
  Description of the Underlying Funds................................................     8
  Risk Factors.......................................................................    11
HOW TO DO BUSINESS WITH THE ONE GROUP(R).............................................    12
  How to Invest in The One Group.....................................................    12
  Contingent Deferred Sales Charge...................................................    16
  Exchanges..........................................................................    18
  Redemptions........................................................................    19
FUND MANAGEMENT......................................................................    20
  The Advisor........................................................................    20
  The Distributor....................................................................    21
  The Administrator..................................................................    22
  The Transfer Agent and Custodian...................................................    22
  Counsel and Independent Accountants................................................    22
OTHER INFORMATION....................................................................    22
  The Trust..........................................................................    22
  Other Investment Policies..........................................................    23
  Description of Permitted Investments...............................................    24
  Description of Ratings.............................................................    29
  Performance........................................................................    31
  Taxes..............................................................................    32


PROSPECTUS

SUMMARY


The One Group(R) (the "Trust") is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class A, Class B, Class C, and Fiduciary Class shares of The One Group(R) Investor Balanced Fund.


WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of One Group mutual funds which invest primarily in equity and fixed income securities. See "Investment Objective." Shares of the Fund are available to tax advantaged retirement accounts and other persons investing for long-term investment purposes. The Fund should not be used for short-term trading purposes. There is no assurance that the Fund will achieve its investment objective.


WHAT ARE THE PERMITTED INVESTMENTS? The Fund offers Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of The One Group(R) (the "Underlying Funds"), which are managed by Banc One Investment Advisors Corporation (the "Advisor"). The Fund will invest 40% to 60% of its total assets in Underlying Funds which invest primarily in equity securities, 40 to 60% in Underlying Funds which invest primarily in fixed-income securities, and up to 10% in Money Market Funds. The Fund will normally allocate its assets among the Underlying Funds according to the Advisor's outlook for the economy, financial markets and relative market valuation of the Underlying Funds. The Advisor may vary the allocation within the above ranges. There is no assurance that the Fund will achieve its stated objective


WHAT ARE THE CHARACTERISTICS OF THE UNDERLYING FUNDS? The Underlying Funds in which the Fund will invest have the following characteristics:

    -------------------------------------------------------------------------------------------------
                                      UNDERLYING FUND                            TYPE OF INVESTMENTS
    -------------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund...............................          Money Market
    The One Group(R) Limited Volatility Bond Fund..........................          Fixed Income
    The One Group(R) Intermediate Bond Fund................................          Fixed Income
    The One Group(R) Income Bond Fund......................................          Fixed Income
    The One Group(R) Government Bond Fund..................................          Fixed Income
    The One Group(R) Ultra Short-Term Income Fund..........................          Fixed Income
    The One Group(R) Disciplined Value Fund................................             Equity
    The One Group(R) International Equity Index Fund.......................             Equity
    The One Group(R) Large Company Growth Fund.............................             Equity
    The One Group(R) Large Company Value Fund..............................             Equity
    The One Group(R) Growth Opportunities Fund.............................             Equity
    The One Group(R) Value Growth Fund.....................................             Equity
    The One Group(R) Gulf South Growth Fund................................             Equity
    The One Group(R) Income Equity Fund....................................             Equity
    The One Group(R) Equity Index Fund.....................................             Equity


The Fund's net asset value will fluctuate with changes in the equity and bond markets and the value of the Underlying Funds in which it invests. The Fund's investment return is diversified by its investment in the Underlying Funds which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents. See page 6 for a complete description of the Underlying Funds and page 23 for other investment policies.


WHO IS THE ADVISOR? Banc One Investment Advisors Corporation, an indirect subsidiary of BANC ONE CORPORATION, serves as the Advisor of the Trust. The Advisor is entitled to a fee for advisory services provided to the Trust. The Advisor may voluntarily agree to waive a part of its fees. See "The Advisor" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group(R) Services Company serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Investment Advisors Corporation serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Investment Advisors Corporation receives a fee paid by the Administrator. See "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust, for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."

WHO IS THE DISTRIBUTOR? The One Group(R) Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A, Class B and Class C shares. No compensation is paid to the Distributor for the distribution services for the Fiduciary Class shares of the Fund. See "The Distributor."

                                                                      PROSPECTUS

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). See "How to Invest in The One Group(R)" and "Redemptions."


HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is determined and declared monthly and is distributed in the form of monthly dividends to Shareholders of the Fund on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. See "Dividends."


PROSPECTUS

ABOUT THE FUND

EXPENSE SUMMARY -- THE ONE GROUP(R) INVESTOR BALANCED FUND


                                                                                                   FIDUCIARY
                                                                CLASS A    CLASS B     CLASS C       CLASS
------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price)............................................    4.50%        none        none        none
Maximum Contingent Deferred Sales Charge(2) (as a percentage of original purchase price or redemption proceeds, as
  applicable)................................................     none       5.00%       1.00%        none
Redemption Fees..............................................     none        none        none        none
Exchange Fees................................................     none        none        none        none

ANNUAL OPERATING EXPENSES (as a percentage of average daily net assets)

Investment Advisory Fees(3)..................................     .01%        .01%        .01%        .01%
12b-1 Fees (after fee waiver)(4).............................     .25%       1.00%       1.00%        None
Other Expenses(5)............................................     .19%        .19%        .19%        .19%
------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(6)..................................     .45%       1.20%       1.20%        .20%
------------------------------------------------------------------------------------------------------------


(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) A person who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such purchaser redeems any or all of the Class A shares prior to the first anniversary of purchase.

(3) Investment Advisory fees have been revised to reflect fee waivers effective as of the date of this Prospectus. Absent this voluntary reduction, Investment Advisory fees would be .05% for all classes of shares.

(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plan, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares. The 12b-1 fees include a Shareholder servicing fee of .25% of average daily net assets of the Fund's Class B and Class C shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares. See "The Distributor."

(5) Other Expenses have been revised to reflect fee waivers and reimbursements effective as of the date of this Prospectus. Absent this voluntary waiver and reimbursement, Other Expenses would be .29%.


(6) Absent the voluntary reduction of fees, Total Operating Expenses would be .69% for Class A Shares, 1.34% for Class B Shares, 1.34% for Class C Shares, and .34% for Fiduciary Class Shares.


The Fund will indirectly bear its pro rata share of fees and expenses incurred by the Underlying Funds, and the investment returns of the Fund will be net of the expenses of the Underlying Funds. The following chart provides the expense ratio for each of the Underlying Funds in which the Fund invests (based on the current Underlying Fund prospectus). Certain of these expense ratios may include a voluntary reduction of investment advisory fees.

    -----------------------------------------------------------------------------------------------
                                    NAME OF UNDERLYING FUND                          EXPENSE RATIO
    -----------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund......................................         .50%
    The One Group(R) Limited Volatility Bond Fund.................................         .62%
    The One Group(R) Intermediate Bond Fund.......................................         .67%
    The One Group(R) Income Bond Fund.............................................         .61%
    The One Group(R) Government Bond Fund.........................................         .69%
    The One Group(R) Ultra Short-Term Income Fund.................................         .60%
    The One Group(R) Disciplined Value Fund.......................................        1.00%
    The One Group(R) International Equity Index Fund..............................        1.36%
    The One Group(R) Large Company Growth Fund....................................         .99%
    The One Group(R) Large Company Value Fund.....................................         .98%
    The One Group(R) Growth Opportunities Fund....................................        1.00%
    The One Group(R) Value Growth Fund............................................        1.05%
    The One Group(R) Gulf South Growth Fund.......................................        1.06%
    The One Group(R) Income Equity Fund...........................................        1.01%
    The One Group(R) Equity Index Fund............................................         .39%

                                                                      PROSPECTUS

After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio for Class A shares is 1.25%, for Class B shares is 2.00%, for Class C shares is 2.00%, and for Fiduciary Class shares is 1.00%.


On the basis of these estimated expenses, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 57          $ 83           $111           $ 189
Fiduciary Class                                           $ 10          $ 32           $ 55           $ 122


Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 60          $ 93           $127           $ 224
Fiduciary Class                                           $ 13          $ 39           $ 68           $ 149


On the basis of the estimated expenses above, the following example illustrates the expenses an investor would pay on $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 70          $ 93           $128           $ 213
Assuming no redemption                                    $ 20          $ 63           $108           $ 213


Absent a voluntary reduction of any fees, the dollar amounts in the above example would be as follows:


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at the end of the
  period                                                  $ 73          $100           $139           $ 240
Assuming no redemption                                    $ 23          $ 70           $119           $ 240



On the basis of the estimated expenses above, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class C shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class C shares and (2) 5% annual return.



-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 30          $ 63           $108           $ 196
Assuming no redemption                                    $ 20          $ 63           $108           $ 196



Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:



-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 33          $ 70           $119           $ 225
Assuming no redemption                                    $ 23          $ 70           $119           $ 225



Class B and Class C shares automatically convert to Class A shares after eight
(8) and six (6) years, respectively. Therefore, the "10 Years" examples above reflect the effect of such conversion.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.


The rules of the Securities and Exchange Commission require that the maximum sales load be reflected in the above tables. However, Shareholders in the Fund may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A, Class B, and Class C shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.


PROSPECTUS

THE FUND


The One Group(R) Investor Balanced Fund ( the "Fund") is part of The One Group(R) (the "Trust"), which is an open-end management investment company that offers shares in 40 separate funds and different classes of certain of the funds. The Trust was organized as a Massachusetts Business Trust on May 23, 1985. This Prospectus relates to Class A, Class B, Class C, and Fiduciary Class shares of The One Group(R) Investor Balanced Fund, a diversified open-end management investment company. Each class of shares provides for variations in distribution costs, voting rights, dividends and per share net asset value pursuant to a multiple class plan (the "Multiple Class Plan") adopted by the Board of Trustees of the Trust. Except for these differences between classes, each share of the Fund represents an undivided, proportionate interest in the Fund. The Information regarding the Trust's other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219, or by calling 1-800-480-4111.


INVESTMENT OBJECTIVE

The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of One Group mutual funds which invest primarily in equity and fixed income securities.

The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding shares (as defined in the Statement of Additional Information).

There is no assurance that the Fund will meet its investment objective.

INVESTMENT POLICIES OF THE FUND

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding shares unless a policy is expressly deemed to be fundamental. Shareholders will be notified of any material change in the Fund's investment policies.

PERMISSIBLE INVESTMENTS


The Fund will invest 40% to 60% of its total assets in nine Underlying Funds of The One Group(R) which invest primarily in equity securities, 40% to 60% of its total assets in five Underlying Funds of The One Group(R) which invest primarily in fixed income securities, and up to 10% of its total assets in one money market fund of The One Group(R). The Fund will invest its assets in the Underlying Funds, within the ranges indicated below:


    ------------------------------------------------------------------------------------------------
                                                                               INVESTMENT RANGE
                                INVESTOR BALANCED FUND                     (PERCENT OF FUND ASSETS)
    ------------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund............................            0 - 10%
    The One Group(R) Limited Volatility Bond Fund.......................            0 - 50%
    The One Group(R) Intermediate Bond Fund.............................            0 - 50%
    The One Group(R) Income Bond Fund...................................            0 - 50%
    The One Group(R) Government Bond Fund...............................            0 - 50%
    The One Group(R) Ultra Short-Term Income Fund.......................            0 - 50%
    The One Group(R) Disciplined Value Fund.............................            0 - 20%
    The One Group(R) International Equity Index Fund....................            0 - 20%
    The One Group(R) Large Company Growth Fund..........................            0 - 40%
    The One Group(R) Large Company Value Fund...........................            0 - 50%
    The One Group(R) Growth Opportunities Fund..........................            0 - 20%
    The One Group(R) Value Growth Fund..................................            0 - 40%
    The One Group(R) Gulf South Growth Fund.............................            0 - 20%
    The One Group(R) Income Equity Fund.................................            0 - 40%
    The One Group(R) Equity Index Fund..................................            0 - 40%

The allocation of the Fund's assets among the Underlying Funds will be made by the Advisor under the supervision of the Trust's Board of Trustees, within the percentage ranges set forth in the table above.

The Fund and the Underlying Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. Such securities include obligations of the U.S. Government and its agencies and instrumentalities; commercial paper, bank certificates of deposit, repurchase agreements, bankers acceptances, variable amount master demand notes and bank money market deposit accounts. The Fund and the Underlying Funds may also hold cash or cash equivalents for liquidity purposes.

                                                                      PROSPECTUS

To the extent the Fund or the Underlying Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

DESCRIPTION OF THE UNDERLYING FUNDS

The following is a brief description of the principal investment policies of the Underlying Funds. Additional investment practices are described in "Investment Policies of the Underlying Funds," the Statement of Additional Information and the prospectus for each of the Underlying Funds.

THE ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND

The One Group(R) International Equity Index Fund is an equity fund. The objective of the fund is to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE GDP Index" or "EAFE GDP Index")((1)) Under normal conditions, the fund will invest substantially all of its assets in foreign securities and at least 65% of the value of its total assets in foreign equity securities, consisting of common stocks (including sponsored and unsponsored American Depository Receipts ("ADRs")) and preferred stocks, securities convertible into common stocks (only if they are listed on registered exchanges or actively traded in the over-the-counter market), warrants and depository receipts for such securities of issuers located in at least three different countries. In attempting to duplicate the capital performance and dividend income of the MSCI EAFE GDP Index, the fund will normally invest in the stocks which comprise the Index and secondarily in stock index futures. It is expected that cash reserve items normally will not exceed 10% of the fund's net assets. The Fund may invest up to 10% of its net assets in securities of emerging international markets such as Mexico, Brazil and Chile. A substantial portion of the fund's assets will be denominated in foreign currencies.

THE ONE GROUP(R) LARGE COMPANY GROWTH FUND

The One Group(R) Large Company Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. To achieve its objective, the fund will, under normal market conditions, invest substantially all, but in no event less than 65%, of the value of its total assets in equity securities consisting of common stocks, warrants and any rights to purchase common stocks. The weighted average capitalization of the companies in which the fund invests will under normal market conditions always be in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").((2)) The fund may invest the remainder of its assets in any combination of nonconvertible fixed income securities, repurchase agreements, options and futures contracts.

THE ONE GROUP(R) LARGE COMPANY VALUE FUND

The One Group(R) Large Company Value Fund is an equity fund that seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The fund will invest in equity securities of companies that are believed to be selling below their long-term intrinsic investment values. Companies held will typically be large capitalization issuers with current price/earnings and/or price/book ratios which are lower than that of the general market as measured by the S&P 500 Index. In addition, the fund may invest in stock of companies which have been analyzed to have breakup values well in excess of current market values or which have uniquely undervalued corporate assets. The general approach to purchasing stocks will emphasize individual security selection. Macroeconomic data and industry profit forecasts will be utilized to gauge the best sectors of the economy in which to be positioned.

Under normal market conditions, the fund will invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks which are convertible into common stocks. The fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) GROWTH OPPORTUNITIES FUND

The One Group(R) Growth Opportunities Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The fund will invest in issues which are identified and selected based on the potential to produce above-average earnings growth per share over a one-to-three year period. It is expected that issuers will generally include established companies with a history of above-average growth or companies that are expected to enter

---------------

(1) "MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the fund.

(2) "Standard & Poor's 500" is a registered trademark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the fund.

PROSPECTUS
periods of above-average growth, and smaller companies which are positioned in emerging growth industries. The fund may invest in securities listed on a stock exchange as well as those traded over-the-counter. At least 80% of the value of the fund's total assets will, under normal conditions, be invested in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) VALUE GROWTH FUND

The One Group(R) Value Growth Fund seeks long-term capital growth and growth of income while, as a secondary objective providing a moderate level of current income. The fund pursues its objectives by investing primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants, and other equity securities of companies that show the potential for growth of earnings over time. Stock selection is guided by current valuation relative to a stock's historical valuation and relative to the Advisor's estimates of future growth of earnings and dividends. Accordingly, the Fund may emphasize securities of companies that the Advisor believes are overlooked or undervalued by investors, which fact should contribute to an increase in the market value of the security over time.

The fund will ordinarily invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents.

THE ONE GROUP(R) GULF SOUTH GROWTH FUND

The One Group(R) Gulf South Growth Fund seeks long-term capital growth by investing in a portfolio of equity securities of small-capitalization, emerging growth and medium capitalization companies, which are either headquartered in or whose primary market is in the southeastern region of the United States. The fund invests primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of such companies. The Advisor anticipates that the fund's portfolio will normally consist of securities of approximately twenty-five to sixty emerging growth companies from Virginia, North Carolina, South Carolina, Florida, Georgia, Tennessee, Alabama, Mississippi, Arkansas, Louisiana, Kentucky and Texas. It is expected that companies selected would generally have market capitalizations ranging from $50,000,000 to $2,000,000,000, although the fund may occasionally hold securities of companies whose market capitalizations are considerably larger if doing so contributes to the fund's investment objective.

The fund will normally invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents, when the Advisor's assessment of the attractiveness of the entire stock market and individual market sectors changes.

Because the fund is non-diversified, its share price may be subject to greater fluctuations as a result of changes in an issuer's financial condition or the market's assessment of an individual issuer. In addition, smaller, less seasoned companies may be subject to greater business risk than larger, established companies.

THE ONE GROUP(R) INCOME EQUITY FUND

The One Group(R) Income Equity Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The fund will make investments in an attempt to keep its yield above the S&P 500 Index. Achieving such a yield will be the primary consideration in selecting securities. Investments will be made in common stocks of corporations which regularly pay dividends, although continued payment of dividends cannot be assured. The fund will invest primarily in stocks with favorable, long-term fundamental characteristics, but stocks of companies that are out of favor in the financial community may also be purchased.

The fund will under normal conditions invest at least 80% of the value of its total assets in equity securities consisting of common stocks, and debt securities and preferred stocks which are convertible into common stocks. The fund also may enter into options and futures transactions. The balance of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) EQUITY INDEX FUND

The One Group(R) Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities on the S&P 500 Index. The fund will, in attempting to duplicate the capital performance and dividend income of the S&P 500 Index, normally invest in many of the stocks which comprise the S&P 500 Index and secondarily in stock index futures. Cash reserves will not normally exceed 10% of the fund's net assets.

The Advisor generally selects stocks for the fund in the order of their weightings in the S&P 500 Index beginning with the heaviest weighted stocks. The percentage of the fund's assets to be invested in each stock is approximately the same as the percentage it represents in the S&P 500 Index. From time to time, administrative adjustments may be made in the

                                                                      PROSPECTUS
fund because of changes in the composition of the S&P 500 Index, but such changes should be infrequent. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index.

THE ONE GROUP(R) PRIME MONEY MARKET FUND

The One Group(R) Prime Money Market Fund seeks current income with liquidity and stability of principal. The fund intends to comply with the regulations of the Securities and Exchange Commission applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by the fund. Under these regulations, the fund will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less.

THE ONE GROUP(R) DISCIPLINED VALUE FUND

The One Group(R) Disciplined Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The fund will invest in equity securities with below-market average price-to-earnings and price-to-book value ratios. The issuer's soundness and earnings prospects will also be considered. Although capital appreciation is the primary purpose for investing in the security, all common stocks must be paying a current dividend to shareholders to be eligible for purchase. While the Advisor may sell fund securities in its discretion at any time, it is unlikely to move toward elimination of the fund's holdings of a stock when the Advisor determines that there is a fundamental change that impairs a company's ability to pay dividends, or if the company's 12-month earnings per share comparison is declining.

The fund will, under normal conditions, invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The fund also may enter into options and futures transactions. The balance of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND

The One Group(R) Limited Volatility Bond Fund seeks current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities. The fund will normally invest at least 80% of total assets in debt securities of all types with short to intermediate maturities. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between one and five years. At least 65% of the fund's total assets will consist of bonds rated in one of the three highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") at the time of investment, or, if unrated, determined by the Advisor to be of comparable quality. In addition , at least 65% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The fund may also purchase taxable or tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks.

THE ONE GROUP(R) INTERMEDIATE BOND FUND

The One Group(R) Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high and medium-grade fixed-income securities with intermediate maturities. The fund will normally invest at least 80% of total assets in debt securities of all types. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between three and ten years. At least 65% of the fund's total assets will consist of bonds rated in one of the three highest rating categories by at least one NRSRO at the time of investment, or, if unrated, determined by the Advisor to be of comparable quality. However, the Advisor reserves the right to invest in more speculative debt securities if they present attractive opportunities and are rated in the fourth highest rating category by at least one NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality. In addition, at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The fund may also purchase taxable or tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks.

THE ONE GROUP(R) INCOME BOND FUND


The One Group(R) Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities. The fund will normally invest at least 70% of total assets in debt securities of all types rated in one of the four highest rating categories ("investment grade") by at least one NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality. In addition, up to 30% of the fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below


PROSPECTUS
investment grade. Securities rated below investment grade are called "high yield" and "junk bonds." Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between five and twenty years. As a matter of fundamental policy, at least 65% of the fund's total assets will consist of bonds. The fund may also purchase taxable or tax-exempt municipal securities.


THE ONE GROUP(R) GOVERNMENT BOND FUND

The One Group(R) Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The fund seeks to achieve its objective principally through investment in securities issued by the U.S. government and its agencies and instrumentalities. At least 65% of the total assets of the fund will be invested in obligations guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or collateralized by mortgages that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The balance of the fund's assets may be invested in debt securities and taxable or tax-exempt municipal securities. The average weighted remaining maturity of the Fund is expected to be between three and fifteen years.

THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND

The One Group(R) Ultra-Short Term Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The fund will normally invest at least 80% of its total assets in debt securities of all types, including money market instruments. In addition, up to 20% of the fund's total assets may be invested in other securities, including preferred stock. The fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or collateralized by mortgages with periodic interest rate resets, some of which may be subject to repurchase agreements. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the fund also may purchase mortgage-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees as to timely payments. The fund also may purchase mortgage and interest rate swaps and interest rate floors and caps. The fund also may employ other investment techniques to enhance returns, such as loans of fund securities, mortgage dollar rolls, repurchase agreements, options contracts and reverse repurchase agreements.

The Fund will maintain a maximum duration approximately two years. Under normal interest rate conditions, the Fund's actual duration is expected to be in a range approximately six months to one year.

RISK FACTORS

The investments of the Fund are concentrated in the Underlying Funds, so the Fund's investment performance is directly related to the performance of the Underlying Funds. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the Underlying Funds within certain ranges. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints.

The Fund may invest in Underlying Funds which invest in medium or lower grade bonds. If these bonds are downgraded, the Advisor will consider whether to increase or decrease the Fund's investment in the affected Underlying Fund. Further, the Fund may invest in Underlying Funds which concentrate their assets in certain industries. Under certain circumstances, this could result in the Fund being concentrated in those industries. If this were to occur, the Advisor would consider whether to maintain or change the Fund's investments in such Underlying Funds.

SPECIAL RISKS OF INVESTING IN EQUITY FUNDS

Changes in the value of an equity fund's portfolio securities will not affect cash income, if any, derived from these securities but will affect the fund's net asset value. Because equity funds invest primarily in equity securities, which fluctuate in value, the funds' shares will fluctuate in value. In addition, certain investment management techniques that the funds may use, such as the purchase and sale of futures, options and forward commitments, could expose the funds to potentially greater risk of loss than more traditional equity investments.

SPECIAL RISKS OF INVESTING IN FIXED-INCOME FUNDS

The market value of a fund's fixed-income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these

                                                                      PROSPECTUS
investments. Except under condition of default, changes in the value of fixed-income securities will not affect cash income derived from these securities but will affect the funds' net asset value.

SPECIAL RISKS OF INVESTING IN INDEX FUNDS

Because of the funds' investment objectives, securities may be purchased, retained and sold by the funds when such transactions would not be consistent with traditional investment criteria. Accordingly, an investor is exposed to a greater risk of loss (and a correspondingly greater prospect of gain) from fluctuations in the value of such securities than would be the case if the funds were not fully invested in such securities. In addition, the Advisor may eliminate one or more securities or elect not to increase the funds' position in such securities notwithstanding the continued listing of such securities on the relevant index in the following circumstances: (i) the stock is no longer publicly traded; or (ii) an unexpected adverse development occurs with respect to the company such as bankruptcy or insolvency. As a result of these risk factors, the share price of an index fund is expected to be volatile, and investors should be able to sustain sudden, sometimes substantial, fluctuations in the value of their investment.

SPECIAL RISKS OF INVESTING IN FOREIGN SECURITIES

Investments in securities of foreign issuers involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs, and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Finally, since the funds may invest in securities denominated in foreign currencies, changes in exchange rates may affect the value of investments in the funds.

SPECIAL RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES

Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the funds may be volatile and the net asset value of shares of the funds may fluctuate.

SPECIAL RISKS OF INVESTING IN MORTGAGE RELATED SECURITIES

Some of the funds invest in mortgage-related securities, such as mortgage-backed securities, adjustable rate mortgage loans ("ARMs"), fixed rate mortgage loans, and mortgage dollar rolls. The investment characteristics of mortgage-related securities differ from traditional debt securities. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. The major differences typically include more frequent interest and principal payments, usually monthly, the adjustability of interest rates, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a fund may fail to recoup fully its investment in mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee. The funds intend to use hedging techniques to control this risk. In general, changes in the rate of prepayments on a mortgage-related security will change that security's market value and its yield to maturity. When interest rates fall, high prepayments could force a fund to reinvest principal at a time when investment opportunities are not attractive. Thus, mortgage-related securities may not be an effective means for a fund to lock in long-term interest rates. Conversely, during periods when interest rates rise, slow prepayments could cause the average life of the security to lengthen and the value to decline more than anticipated.

HOW TO DO BUSINESS WITH THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group(R) Services Company, by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor.

Purchases and redemptions of shares of the Fund may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Fund are $1,000 and $100 respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and

PROSPECTUS
subsequent investment minimums may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B and Class C shares per individual purchase order.

Class A, Class B and Class C shares are offered to IRA account participants, investors in certain retirement plans such as 401(k) and similar qualified plans., and other long-term investors. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.

BY MAIL


Investors may purchase Class A, Class B and Class C shares of the Fund by completing and signing an Account Application Form and mailing it, along with a personal check (or other negotiable bank instrument or money order) payable to "The One Group(R),", the Fund, The One Group Services Company, or State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500. If the purchase order is to be credited to a Fund Direct IRA, the check should be payable to State Street Bank and Trust Company for the benefit of the Shareholder. Subsequent purchases of shares may be made at any time by mailing a personal check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111. All purchases made by check should be in U.S. dollars. Third party checks will not be accepted. When purchases are made by check or under the Systematic Investment Plan (see below), redemptions will not be allowed until the investment being redeemed has been in the Fund for 10 calendar days.



Purchases of Fiduciary Class shares, and Class A, Class B and Class C shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."


BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or the Shareholder Servicing Agents, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN


Class A, Class B and Class C investors may make automatic monthly investments in the Fund from their bank, savings and loan or other depository institution accounts. The minimum initial investment must be $1,000 and subsequent investments must be $25 under the Systematic Investment Plan, which minimum may be reduced at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account which would reduce the investor's return from an investment in the Fund.


FUND-DIRECT IRA

The Trust offers a tax-advantaged retirement plan for which the Fund may be an appropriate investment. The Trust's retirement plan allows participants to defer taxes while helping them build their retirement savings.

The One Group(R) Fund-Direct IRA is a retirement plan with a wide choice of investments offering people with earned income the opportunity to compound earnings on a tax-deferred basis. An IRA Adoption Agreement may be obtained by calling the Distributor at 1-800-480-4111.

ADDITIONAL INFORMATION REGARDING PURCHASES


A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be cancelled if the Transfer Agent does not receive Federal funds before close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A, Class B and Class C shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of


                                                                      PROSPECTUS
shares of the Fund is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares may also be issued in transactions involving the acquisition by the Fund of securities held by collective investment funds sponsored and administered by affiliates of the Advisor. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because the distribution expenses charged to Class A, Class B and Class C shares are not charged to Fiduciary Class shares.


The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.


Fiduciary Class shares offered to institutional investors and to investors in certain retirement plans, and Class A, Class B and Class C shares offered to IRA account participants and investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.


No certificates representing shares of the Fund will be issued. In communications to Shareholders, the Fund will not duplicate mailings of Fund material to Shareholders who reside at the same address.

SALES CHARGE


CLASS A SHARES


The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge reallowed to financial institutions and intermediaries (the "commission"):

                                                                               SALES CHARGE
                                                             SALES CHARGE     AS APPROPRIATE      COMMISSION
                                                                 AS A         PERCENTAGE OF          AS A
                                                            PERCENTAGE OF       NET AMOUNT      PERCENTAGE OF
                   AMOUNT OF PURCHASE                       OFFERING PRICE       INVESTED       OFFERING PRICE
---------------------------------------------------------   --------------    --------------    --------------
less than $100,000.......................................        4.50%             4.71%             4.05%
$100,000 but less than $250,000..........................        3.50%             3.53%             3.05%
$250,000 but less than $500,000..........................        2.50%             2.36%             2.05%
$500,000 but less than $1,000,000........................        2.00%             2.04%             1.60%
$1,000,000 or more.......................................        0.00%             0.00%             0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown above. The maximum cash compensation payable by the Distributor as a sales charge is 3.00% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of the shares of the Fund in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to 1.00% of the offering price of Class A shares of the Fund for sales of $1 million to $5 million, and 0.50% for sales over $5 million. A Shareholder who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such Shareholder redeems any or all of the Class A shares prior to the first anniversary of purchase.

PROSPECTUS

Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION


In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A, Class B, and Class C shares of the Fund and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.


The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 in Class A shares of one (or more) of the funds of the Trust that imposes a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 2.00% (the sales charge applicable to purchases of $250,000) and .50% of the investment (representing the difference between the 2.50% sales charge applicable to purchases of $100,000 and the 2.00% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES


No sales charge is imposed on Class A shares of the Fund: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment advisors, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an


                                                                      PROSPECTUS
asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; (x) directly purchased with the proceeds of a distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is the Trustee or Paying Agent; or (xi) purchased in connection with plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi), and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi), and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi), and (vii).


CONTINGENT DEFERRED SALES CHARGE



CLASS B SHARES AND CLASS C SHARES



Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. Class C shares also are not subject to a sales charge when they are purchased, but are subject to a Contingent Deferred Sales Charge if a Shareholder redeems them prior to the first anniversary of purchase. When a Shareholder purchases Class B and Class C shares, the full purchase amount is invested directly in the Fund. Class B and Class C shares of the Fund are also subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Fund's average daily net assets as provided in the CDSC Plan (described below under "The Distributor"). This ongoing fee will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.



Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the CDSC Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to dealers and agents for selling such shares. A dealer reallowance of 4.00% of the original purchase price of the Class B shares and 1.00% of the original purchase price of Class C shares will be paid to financial institutions and intermediaries.


Class B and Class C Shareholders will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

PROSPECTUS

CLASS B SHARES



                                                                                CONTINGENT DEFERRED
                                                                                 SALES CHARGE AS A
                                    YEAR(S)                                        PERCENTAGE OF
                                     SINCE                                         DOLLAR AMOUNT
                                    PURCHASE                                     SUBJECT TO CHARGE
    ------------------------------------------------------------------------    -------------------
    0-1.....................................................................           5.00%
    1-2.....................................................................           4.00%
    2-3.....................................................................           3.00%
    3-4.....................................................................           3.00%
    4-5.....................................................................           2.00%
    5-6.....................................................................           1.00%
    6-7.....................................................................            None
    7-8.....................................................................            None



To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).



CLASS C SHARES



                                                                                CONTINGENT DEFERRED
                                                                                 SALES CHARGE AS A
                                    YEAR(S)                                        PERCENTAGE OF
                                     SINCE                                         DOLLAR AMOUNT
                                    PURCHASE                                     SUBJECT TO CHARGE
    ------------------------------------------------------------------------    -------------------
    0-1.....................................................................           1.00%
    After first year........................................................            None



In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B or Class C shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, next Class C shares, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.


WAIVER OF CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualified retirement plan if redemption is made within one year of such death or disability; (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2; or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."

CONVERSION FEATURE


Class B shares will automatically convert to Class A shares eight years after the end of the month in which the shares were purchased and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Class C shares will convert to Class A shares after six years. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.


                                                                      PROSPECTUS

For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B and Class C shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B or Class C shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B or Class C shares in the sub-account will also convert to Class A shares.



If a Shareholder effects one or more exchanges among Class B or Class C shares of the funds of the Trust during the eight or six year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that eight or six year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class C shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B or Class C shares converted, although the dollar value will be the same.


EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of the Fund may exchange their shares for Class A shares of the Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders may exchange their shares for Fiduciary Class shares of the Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

The exchange privilege may be exercised only in those states where the shares of the Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B

Class B Shareholders of the Fund may exchange their shares only for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.


CLASS C



Class C Shareholders of the Fund may exchange their shares only for Class C shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class C shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class C shares. The requirements applicable to computing the Contingent Deferred Sales Charge on the exchange of Class B shares are also applicable to the exchange of Class C shares.


ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

PROSPECTUS

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax advisors for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Fund.

A more detailed description of the above is set forth in the Statement of Additional Information.

The Trust's exchange privilege is not intended to afford Shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Trust has established a policy of limiting excessive exchange activity.

Exchange activity generally will not be deemed excessive if limited to TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (AT LEAST 30 DAYS APART) from the Fund during any twelve month period. Notwithstanding these limitations, the Trust reserves the right to reject any purchase request (including exchange purchases from other funds of the Trust) that is reasonably deemed to be disruptive to efficient portfolio management.

REDEMPTIONS


Shareholders may redeem their shares without charge (except Class B and Class C shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable Contingent Deferred Sales Charge for Class B and Class C shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.


BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All requests for redemptions from IRA accounts must be in writing. Redemption request forms may be obtained from the Transfer Agent by calling (800) 480-4111. All written redemption requests should be sent to The One Group(R), c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange, or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.

The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $50,000 worth of shares or less;
(ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE OR BY WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN


Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each, unless the withdrawal plan is part of a required minimum distribution from an IRA or other qualified retirement plan. There is no charge for this


                                                                      PROSPECTUS
service. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.


Pursuant to the Systematic Withdrawal Plan, Class B and Class C Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date.


In addition, Shareholders who have attained the age of 70 1/2 may elect to receive distributions, to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan.

If the amount of systematic withdrawal exceeds income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 10 or more days until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

FUND MANAGEMENT

THE ADVISOR

The Trust and Banc One Investment Advisors Corporation (the "Advisor") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its bank or non-bank affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.

The Advisor is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance.


On a consolidated basis, BANC ONE CORPORATION had assets of over $101 billion as of December 31, 1996.


The Advisor represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group(R) since 1985 (then known as "The Helmsman Fund").

No single person is responsible for managing the assets of the Fund. Rather, investment decisions for the Fund are made by committee.

The Advisor is entitled to a fee which is calculated daily and paid monthly, at an annual rate of .05% of the average daily net assets of the Fund. The Advisor may voluntarily waive all or part of this fee.

PROSPECTUS

The Advisor also serves as investment advisor to each of the Underlying Funds. As a shareholder of each of the Underlying Funds, the Fund will indirectly bear its proportionate share of investment advisory fees paid by those funds. The Underlying Funds pay the Advisor an advisory fee at the following rates:

    The One Group(R) Prime Money Market Fund...............................................   .30%
    The One Group(R) Limited Volatility Bond Fund..........................................   .40%
    The One Group(R) Intermediate Bond Fund................................................   .40%
    The One Group(R) Income Bond Fund......................................................   .40%
    The One Group(R) Government Bond Fund..................................................   .45%
    The One Group(R) Ultra Short-Term Income Fund..........................................   .30%
    The One Group(R) Disciplined Value Fund................................................   .74%
    The One Group(R) International Equity Index Fund.......................................   .55%
    The One Group(R) Large Company Growth Fund.............................................   .74%
    The One Group(R) Large Company Value Fund..............................................   .74%
    The One Group(R) Growth Opportunities Fund.............................................   .74%
    The One Group(R) Value Growth Fund.....................................................   .74%
    The One Group(R) Gulf South Growth Fund................................................   .74%
    The One Group(R) Income Equity Fund....................................................   .74%
    The One Group(R) Equity Index Fund.....................................................   .10%

THE DISTRIBUTOR

The One Group(R) Services Company (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Fund are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Fund. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of Class A shares of the Fund. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.


Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class C shares are subject to a contingent Deferred Sales Charge if such shares are redeemed prior to the first anniversary of purchase. Class B and Class C shares of the Fund are subject to an ongoing distribution and Shareholder service fee as provided in the CDSC Distribution and Shareholder Services Plan (the "CDSC Plan") at an annual rate of 1.00% of the Fund's average daily net assets, which includes Shareholder servicing fees of .25% of the Fund's average daily net assets.



Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the CDSC Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of Class B and Class C shares, such as the payment of compensation to dealers and agents for selling such shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability to the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase.



The Plan and the CDSC Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund also may execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.


Fiduciary Class shares of the Fund are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

                                                                      PROSPECTUS

THE ADMINISTRATOR

The One Group(R) Services Company, (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Fund (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .10% of the Fund's average daily net assets on the first $500,000,000 in Fund assets, .075% of the Fund's average daily net assets between $500,000,000 and $1 billion, and .05% of the Fund's average daily net assets when Fund assets exceed $1 billion.

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust, for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company. Bank One Trust Company receives a fee paid by the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

The Advisor and the Administrator of the Fund each bears all expenses incurred in connection with the performance of their services as investment advisor and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

As a general matter, as set forth in the Multiple Class Plan, expenses are allocated to each class of shares of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A, Class B and Class C shares, other than in accordance with the relative net asset value of the class, are the distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Fund in proportion to the relative net asset value of the shares of such classes.

The organizational expenses of the Fund have been capitalized and are being amortized in the first five years of the Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

PROSPECTUS

VOTING RIGHTS

As set forth in the Multiple Class Plan, each share held entitles the Shareholder of record to one vote. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS


Net investment income (exclusive of capital gains) is determined and declared monthly, and is determined and distributed in the form of monthly dividends to Shareholders of Record on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually.


To maintain a relatively even rate of distributions from the Fund rather than having substantial fluctuations from period to period, the monthly distributions level from the Fund may be fixed from time to time at rates consistent with the Advisor's long-term earnings expectations.


Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B, Class C or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.


Class B shares received as dividends and capital gains distributions at net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. See "Conversion Features."

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.


The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A, Class B, and Class C shares because of the distribution expenses charged to Class A, Class B, and Class C shares.


SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

OTHER INVESTMENT POLICIES

PORTFOLIO TURNOVER


Portfolio turnover rates vary greatly from year to year as well as within a particular year. It is presently estimated that the annual portfolio turnover rate for the Fund will not exceed 120%. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to the Fund's Shareholders.


INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term

                                                                      PROSPECTUS

"majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of regulated investment companies and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except for investments in funds of The One Group(R), provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information. For the investment limitations of the Underlying Funds, see the applicable prospectuses.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the Underlying Funds. As described above in "Investment Policies of the Fund-Permissible Investments," the Fund may also invest directly in certain of the following instruments for temporary defensive purposes. For a more detailed description, see the Statement of Additional Information or the prospectuses of the Underlying Funds.

U.S. TREASURY OBLIGATIONS -- The funds may invest in bills, notes and issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

RECEIPTS -- The funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

CERTIFICATES OF DEPOSIT -- Certificates of deposit ("CDs") are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. Maturities are generally six months or less.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance specific types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S.

PROSPECTUS
government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

CORPORATE SECURITIES -- Corporate securities include corporate bonds, convertible and non-convertible debt securities, and preferred stocks, as well as commercial paper (short-term promissory notes issued by corporations). Issuers of corporate bonds and notes are divided into many different categories by bond market sector, such as electric utilities, gas utilities, telephone utilities, consumer finance companies, wholesale finance companies and industrial companies. Within each major category of issuer, there are many subcategories.

WARRANTS -- Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

COMMON STOCK -- Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

INVESTMENT COMPANY SECURITIES -- The funds may invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of their assets in the securities of other investment companies.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The funds bear a risk of loss in the event the other party defaults on its obligations and the funds are delayed or prevented from their right to dispose of the collateral securities or if the funds realize a loss on the sale of the collateral securities.

REVERSE REPURCHASE AGREEMENTS -- The funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The funds will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the funds enter into a reverse repurchase agreement, they would place liquid high grade debt securities having a value equal to the repurchase price (including accrued interest), in a segregated custodial account and would subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the funds may decline below the price at which the funds are obligated to repurchase the securities.

DEMAND FEATURES -- The funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount at a fixed price (usually with accrued interest) within a fixed period (usually seven days) following a demand by the funds. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the funds to meet redemption requests and remain as fully invested as possible.

ASSET-BACKED SECURITIES -- Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying debt will be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain interest rate and prepayment rate scenarios, the funds may fail to recoup fully their investment in asset-backed securities. Asset-backed securities are commonly considered to be derivatives.

SHORT-TERM FUNDING AGREEMENTS -- The funds may, in order to enhance yield, make limited investments in short-term funding agreements issued by banks and highly rated insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general

                                                                      PROSPECTUS
obligations of the issuing bank or insurance company and are paid from the general assets of the issuing entity. The funds will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated "A" or the equivalent by at least one NRSRO and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements.

SECURITIES OF FOREIGN ISSUERS -- The funds may invest in securities of foreign issuers to achieve income or capital appreciation. The funds also may invest in commercial paper of foreign issuers and obligations of foreign branches of U.S. banks, U.S. and London branches of foreign banks, and supranational entities which are established through the joint participation of several governments (e.g., the Asian Development Bank and the Inter-American Development Bank). Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"), which are securities typically issued by a U.S. financial institution that evidence ownership interests in a pool of securities issued by a foreign issuer. ADRs include American Depository Shares and New York Shares. There may be less information available on the foreign issuers of unsponsored ADRs than on the issuers of sponsored ADRs.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are debt obligations secured by real estate loans and pools of loans. The funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Mortgage-backed securities may also be issued by non-governmental entities and may or may not have private insurer guarantees of timely payments. The funds also may invest in mortgage-backed securities issued by non-government entities, which consist of Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the funds may have to reinvest in securities with a lower yield. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

STRIPPED MORTGAGE-BACKED SECURITIES -- The funds may, to enhance revenues or hedge against interest rate risk, invest in stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. The funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOs"), while the other class will receive all of the principal ("POs"). If the underlying mortgage assets experience greater than anticipated prepayments of principal, the funds may fail to fully recoup their initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the funds' limitations on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates.

MORTGAGE DOLLAR ROLLS -- The funds may enter into mortgage "dollar rolls" in which the funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the funds compared with what such performance would have been without the use of mortgage dollar rolls.

FIXED RATE MORTGAGE LOANS -- Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. The funds may invest in fixed rate mortgage loans that are privately issued and are not issued or guaranteed by the U.S. government.

SECURITIES LENDING -- In order to generate additional income, the funds may lend up to 33% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Advisor to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk.

PROSPECTUS

The funds will enter into loan arrangements only with counterparties which the Advisor has deemed to be creditworthy under guidelines established by the Board of Trustees. Loans are subject to termination by the funds or the borrower at any time, and are therefore, not considered to be illiquid investments.

RESTRICTED SECURITIES -- The funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under Federal securities law and is generally sold to institutional investors, such as the funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS -- The funds may purchase securities on a when-issued basis when deemed by the Advisor to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. When the Advisor purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. The funds generally will not pay for such securities or earn interest on them until received. In a forward commitment transaction, the funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

OPTIONS -- The funds may purchase and write (i.e., sell) call options and put options on securities and indices, which options are traded on national securities exchanges. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. There are risks associated with options transactions, including the following: (i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the funds and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the funds will receive a premium when they write covered call options, they may not participate fully in a rise in the market value of the underlying security. It is expected that the funds will only engage in option transactions with respect to permitted investments and related indices.

FUTURES CONTRACTS AND RELATED OPTIONS -- Certain of the funds may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the funds' total assets at current value. Options and futures can be volatile instruments, and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a fund's return. The funds could also experience losses if the prices of their options and futures positions were poorly correlated with their other instruments, or if they could not close out their positions because of an illiquid secondary market.

SWAPS, CAPS AND FLOORS -- In order to protect the value of the funds from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the funds' investments are traded, the funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, for both hedging and non-hedging purposes. Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, a fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the

                                                                      PROSPECTUS
party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

NEW FINANCIAL PRODUCTS -- New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the funds may invest in any such options, contracts and products as may be developed to the extent consistent with their investment objective, policies and restrictions and the regulatory requirements applicable to investment companies. These various products may be used to adjust the risk and return characteristics of the funds' portfolio of investments.

These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of the funds would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the funds to potentially greater return as well as potentially greater risk of loss than more traditional fixed-income investments.

STRUCTURED INSTRUMENTS -- Structured instruments are debt securities issued by agencies or instrumentalities of the U.S. government (such as Sallie Mae, Ginnie Mae, Fannie Mae, and Freddie Mac), banks, municipalities, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available. Structured instruments are commonly considered to be derivatives.

While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Advisor, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

MUNICIPAL SECURITIES -- Municipal Securities are issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities are generally classified as "general obligation" bonds and "revenue" bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are not payable from the issuer's general revenues. The funds also may purchase short-term tax-exempt General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt obligations. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a fund's municipal securities in the same manner. In addition, the Internal Revenue Code of 1986, as amended (the "Code") imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

INVERSE FLOATING RATE INSTRUMENTS -- The funds may seek to increase yield by investing in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

PROSPECTUS

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

The following descriptions of S&P's and Moody's corporate and municipal bond ratings have been published by S&P and Moody's, respectively.

STANDARD & POOR'S RATING SERVICES

Investment Grade

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher categories.

Non-Investment Grade

Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rated category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

                                                                      PROSPECTUS

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating C1 is reserved for income bonds on which no interest is being paid.

Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-). Ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTOR SERVICE, INC.

Investment Grade

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds that are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of securities rated BBB or Baa to make principal and interest payments than is the case with higher grade securities.

Non-Investment Grade

Bonds rated Ba are more uncertain and have speculative elements. The protection of interest and principal payments is not well safeguarded during good and bad times. Bonds rated B lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time).

Bonds rated Caa have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments. Bonds rated Ca are speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating. Bonds in this category have extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the Advisor determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state, municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

PROSPECTUS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.


MISCELLANEOUS



The Trust believes that as of April 9, 1997, BANC ONE CORPORATION (100 East Broad Street, Columbus, OH 43271), through its affiliates, owned of record substantially all the Fiduciary Class shares of the Fund. The Trust believes that as of the same date, BANC ONE CORPORATION, through its affiliates, possessed on behalf of its underlying accounts, voting or investment power with respect to 96.94% of Fiduciary Class shares of the Fund.



As a consequence, BANC ONE CORPORATION may be deemed to be a controlling person of the Fiduciary Class shares of the Fund under the Investment Company Act of 1940.



PERFORMANCE


From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.


The Trust will include information on all classes of shares of the Fund in any advertisement or information including performance data for the Fund. The performance for Fiduciary Class shares may be higher than for Class A, Class B and Class C shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.


The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

                                                                      PROSPECTUS

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to the tax consequences of investing in the Fund.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. Generally, dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares, and any net capital gains will be distributed at least annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the Code ("qualified retirement plans") will not be taxable. The Federal tax treatment of qualified retirement plans, as well as distributions from such plans, is governed by specific provisions of the Code. If shares are held by a retirement plan that ceases to qualify for tax-exempt treatment under the Code or by an individual who has received such shares as a distribution from a retirement plan, the Fund's distributions will be taxable to such plan or individual as described in the preceding paragraph. Persons considering directing the investment of their qualified retirement plan account in the Fund and qualified retirement plan trusts considering purchasing such shares, should consult their tax advisors for a more complete explanation of the Federal tax consequences, and for an explanation of the state, local and (if applicable) foreign tax consequences of making such an investment.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

Certain securities purchased by the Fund (such as STRIPS, CUBES, TRS, TIGRS and
CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Advisor would not have chosen to sell such securities and may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by Shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax advisors regarding the state and local tax treatment of the dividends received from the Fund.

The Fund may be subject to foreign withholding taxes on income derived from obligations of foreign issuers. The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

Sale, exchange or redemption of Fund shares by a Shareholder will generally be a taxable event to such Shareholder.

PROSPECTUS

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

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

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation

1111 Polaris Parkway


2nd Floor, Suite 100


Columbus, OH 43271-0211


Distributor
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

TOG-F-127

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                                 June   , 1997

                THE ONE GROUP(R) INVESTOR AGGRESSIVE GROWTH FUND


Investment Advisor:       BANC ONE INVESTMENT ADVISORS CORPORATION



The One Group(R) (the "Trust") is a mutual fund seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to The One Group(R) Investor Aggressive Growth Fund Class A, Class B, Class C and Fiduciary Class shares.


THE ONE GROUP(R) INVESTOR AGGRESSIVE GROWTH FUND (THE "FUND") SEEKS CAPITAL APPRECIATION BY INVESTING PRIMARILY IN A DIVERSIFIED GROUP OF ONE GROUP(R) MUTUAL FUNDS WHICH INVEST PRIMARILY IN EQUITY SECURITIES.


Class A, Class B and Class C shares are offered to IRA account participants, investors in certain retirement plans such as 401(k) and similar qualified plans, and other long-term investors.


Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodian or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.


This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional
Information dated November 1, 1996, as amended June   , 1997, has been filed
with the Securities and Exchange Commission and is available without charge through the Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111 during business hours. The Statement of Additional Information is incorporated into this Prospectus by reference. The Securities and Exchange Commission maintains a Web Site (http://www.sec.gov.) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The One Group(R).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS

TABLE OF CONTENTS


SUMMARY..............................................................................     3
ABOUT THE FUND.......................................................................     4
  Expense Summary....................................................................     4
  The Fund...........................................................................     6
  Investment Objective...............................................................     6
  Investment Policies................................................................     6
HOW TO DO BUSINESS WITH THE ONE GROUP(R).............................................    10
  How to Invest in The One Group(R)..................................................    10
  Contingent Deferred Sales Charge...................................................    14
  Exchanges..........................................................................    15
  Redemptions........................................................................    16
FUND MANAGEMENT......................................................................    18
  The Advisor........................................................................    18
  The Distributor....................................................................    18
  The Administrator..................................................................    19
  The Transfer Agent and Custodian...................................................    19
  Counsel and Independent Accountants................................................    20
OTHER INFORMATION....................................................................    20
  The Trust..........................................................................    20
  Other Investment Policies..........................................................    21
  Description of Permitted Investments...............................................    22
  Performance........................................................................    28
  Taxes..............................................................................    29


PROSPECTUS

SUMMARY


The One Group(R) (the "Trust") is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class A, Class B, Class C and Fiduciary Class shares of The One Group(R) Investor Aggressive Growth Fund.


WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks capital appreciation by investing primarily in a diversified group of One Group mutual funds which invest primarily in equity securities. See "Investment Objective." Shares of the Fund are available to tax advantaged retirement accounts and other persons investing for long-term investment purposes. The Fund should not be used for short-term trading purposes. There is no assurance that the Fund will achieve its investment objective.

WHAT ARE THE PERMITTED INVESTMENTS? The Fund offers Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of The One Group(R) (the "Underlying Funds"), which are managed by Banc One Investment Advisors Corporation (the "Advisor"). The Fund will invest 90% to 100% of its assets in Underlying Funds which invest primarily in equity securities, and up to 10% in Money Market Funds. The Fund will normally allocate its assets among the Underlying Funds according to the Advisor's outlook for the economy, financial markets and relative market valuation of the Underlying Funds. The Advisor may vary the allocation within the above ranges. There is no assurance that the Fund will achieve its stated objective.

WHAT ARE THE CHARACTERISTICS OF THE UNDERLYING FUNDS? The Underlying Funds in which the Fund will invest have the following characteristics:

    ------------------------------------------------------------------------------------------------
                                        UNDERLYING FUND                               CHARACTERISTIC
    ------------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund....................................       Money Market
    The One Group(R) Disciplined Value Fund.....................................          Equity
    The One Group(R) International Equity Index Fund............................          Equity
    The One Group(R) Large Company Growth Fund..................................          Equity
    The One Group(R) Large Company Value Fund...................................          Equity
    The One Group(R) Growth Opportunities Fund..................................          Equity
    The One Group(R) Value Growth Fund..........................................          Equity
    The One Group(R) Gulf South Growth Fund.....................................          Equity
    The One Group(R) Income Equity Fund.........................................          Equity
    The One Group(R) Equity Index Fund..........................................          Equity


The Fund's net asset value will fluctuate with changes in the equity and bond markets and the value of the Underlying Funds in which it invests. The Fund's investment return is diversified by its investment in the Underlying Funds which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents. See page 6 for a complete description of the Underlying Funds and page 21 for other investment policies.


WHO IS THE ADVISOR? Banc One Investment Advisors Corporation, an indirect subsidiary of BANC ONE CORPORATION, serves as the Advisor of the Trust. The Advisor is entitled to a fee for advisory services provided to the Trust. The Advisor may voluntarily agree to waive a part of its fees. See "The Advisor" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group(R) Services Company serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Investment Advisors Corporation serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Investment Advisors Corporation receives a fee paid by the Administrator. See "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust, for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."


WHO IS THE DISTRIBUTOR? The One Group(R) Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A, Class B and Class C shares. No compensation is paid to the Distributor for the distribution services for the Fiduciary Class shares of the Fund. See "The Distributor."


HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). See "How to Invest in The One Group(R)," and "Redemptions."


HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is determined and declared monthly, and is distributed in the form of monthly dividends to Shareholders of the Fund on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. See "Dividends."


                                                                      PROSPECTUS

ABOUT THE FUND

EXPENSE SUMMARY -- THE ONE GROUP(R) AGGRESSIVE GROWTH FUND


--------------------------------------------------------------------------------------------------------------
                                                                                                     FIDUCIARY
                                                                    CLASS A    CLASS B    CLASS C      CLASS

--------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price)................................................    4.50%       none       none        none
Maximum Contingent Deferred Sales Charge(2) (as a percentage of original purchase price or redemption proceeds, as
  applicable)....................................................     none      5.00%      1.00%        none
Redemption Fees..................................................     none       none       none        none
Exchange Fees....................................................     none       none       none        none

ANNUAL OPERATING EXPENSES
  (as a percentage of average daily net assets)

Investment Advisory Fees(3)......................................     .01%       .01%       .01%        .01%
12b-1 Fees (after fee waiver)(4).................................     .25%      1.00%      1.00%        none
Other Expenses(5)................................................     .19%       .19%       .19%        .19%
-----------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(6)......................................     .45%      1.20%      1.20%        .20%
-----------------------------------------------------------------------------------------------------------


(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) A person who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such purchaser redeems any or all of the Class A shares prior to the first anniversary of purchase.

(3) Investment Advisory fees have been revised to reflect fee waivers effective as of the date of this Prospectus. Absent this voluntary reduction, Investment Advisory fees would be .05% for all classes of shares.

(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plan, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares. The 12b-1 fees include a Shareholder servicing fee of .25% of average daily net assets of the Fund's Class B and Class C shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares. See "The Distributor."

(5) Other Expenses have been revised to reflect fee waivers and reimbursements effective as of the effective date of this Prospectus. Absent this voluntary waiver and reimbursement, Other Expenses would be .29%.

(6) Absent the voluntary reduction of fees, Total Operating Expenses would be .69% for Class A Shares, 1.34% for Class B Shares, 1.34% for Class C Shares, and .34% for Fiduciary Class Shares.

The Fund will indirectly bear its pro rata share of fees and expenses incurred by the Underlying Funds and the investment returns of the Fund will be net of the expenses of the Underlying Funds. The following chart provides the expense ratio for each of the Underlying Funds in which the Fund invests (based on the current Underlying Fund Prospectus). Certain of these expense ratios may include a voluntary reduction in investment advisory fees.

    -----------------------------------------------------------------------------------------------
                                    NAME OF UNDERLYING FUND                          EXPENSE RATIO
    -----------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund......................................         .50%
    The One Group(R) Disciplined Value Fund.......................................        1.00%
    The One Group(R) International Equity Index Fund..............................        1.36%
    The One Group(R) Large Company Growth Fund....................................         .97%
    The One Group(R) Large Company Value Fund.....................................         .98%
    The One Group(R) Growth Opportunities Fund....................................        1.00%
    The One Group(R) Value Growth Fund............................................        1.05%
    The One Group(R) Gulf South Growth Fund.......................................        1.06%
    The One Group(R) Income Equity Fund...........................................        1.01%
    The One Group(R) Equity Index Fund............................................         .39%

PROSPECTUS

After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio for Class A shares is 1.39%, for Class B shares is 2.14%, for Class C shares is 2.14%, and for Fiduciary Class shares is 1.14%.


On the basis of these estimated expenses, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 59          $ 87           $118           $ 204
Fiduciary Class                                           $ 12          $ 36           $ 63           $ 139


Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 61          $ 95           $131           $ 233
Fiduciary Class                                           $ 13          $ 42           $ 72           $ 158


On the basis of the estimated expenses above, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 72          $ 97           $135           $ 228
Assuming no redemption                                    $ 22          $ 67           $115           $ 228

Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:

-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 73          $102           $144           $ 248
Assuming no redemption                                    $ 23          $ 72           $124           $ 248


On the basis of the estimated expenses above, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class C shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class C shares and (2) 5% annual return.



-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 32          $ 67           $115           $ 211
Assuming no redemption                                    $ 22          $ 67           $115           $ 211



Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:



-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 33          $ 72           $124           $ 233
Assuming no redemption                                    $ 23          $ 72           $124           $ 233



Class B and Class C shares automatically convert to Class A shares after eight
(8) and six (6) years, respectively. Therefore, the "10 Years" examples above reflect the effect of such conversion.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.


The rules of the Securities and Exchange Commission require that the maximum sales load be reflected in the above tables. However, Shareholders in the Fund may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A, Class B, and Class C shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.


                                                                      PROSPECTUS

THE FUND


The One Group(R) Investor Aggressive Growth Fund (the "Fund") is part of The One Group(R) (the "Trust"), which is an open-end management investment company that offers shares in 40 separate funds and different classes of certain of the funds. The Trust was organized as a Massachusetts Business Trust on May 23, 1985. This Prospectus relates to Class A, Class B, Class C, and Fiduciary Class shares of The One Group(R) Investor Aggressive Growth Fund. Each class of shares provides for variations in distribution costs, voting rights, dividends and per share net asset value pursuant to a multiple class plan (the "Multiple Class Plan") adopted by the Board of Trustees of the Trust. Except for these differences between classes, each share of the Fund represents an undivided, proportionate interest in the Fund. The Information regarding the Trust's other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219, or by calling 1-800-480-4111.


INVESTMENT OBJECTIVE

The Fund seeks capital appreciation by investing primarily in a diversified group of One Group(R) mutual funds which invest primarily in equity securities.

The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding shares (as defined in the Statement of Additional Information).

There is no assurance that the Fund will meet its investment objective.

INVESTMENT POLICIES OF THE FUND

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding shares unless a policy is expressly deemed to be fundamental. Shareholders will be notified of any material change in the Fund's investment policies.

PERMISSIBLE INVESTMENTS

The Fund will invest 90% to 100% of its assets in nine Underlying Funds of The One Group(R) which invest primarily in equity securities and up to 10% of its assets in one money market fund of The One Group(R). The Fund will invest its assets in the Underlying Funds, within the ranges indicated below.

    ------------------------------------------------------------------------------------------------
                                                                               INVESTMENT RANGE
                           INVESTOR AGGRESSIVE GROWTH FUND                 (PERCENT OF FUND ASSETS)
    ------------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund............................            0 - 10%
    The One Group(R) Disciplined Value Fund.............................            0 - 30%
    The One Group(R) International Equity Index Fund....................            0 - 30%
    The One Group(R) Large Company Growth Fund..........................            0 - 48%
    The One Group(R) Large Company Value Fund...........................            0 - 55%
    The One Group(R) Growth Opportunities Fund..........................            0 - 30%
    The One Group(R) Value Growth Fund..................................            0 - 50%
    The One Group(R) Gulf South Growth Fund.............................            0 - 30%
    The One Group(R) Income Equity Fund.................................            0 - 50%
    The One Group(R) Equity Index Fund..................................            0 - 50%

The allocation of the Fund's assets among the Underlying Funds will be made by the Advisor under the supervision of the Trust's Board of Trustees, within the percentage ranges set forth in the table above.


The Fund and the Underlying Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. Such securities include obligations of the U.S. government and its agencies and instrumentalities; commercial paper, bank certificates of deposit, repurchase agreements, bankers acceptances, variable amount master demand notes and bank money market deposit accounts. The Fund and the Underlying Funds may also hold cash or cash equivalents for liquidity purposes.


To the extent the Fund or the Underlying Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

PROSPECTUS

DESCRIPTION OF THE UNDERLYING FUNDS

The following is a brief description of the principal investment policies of the Underlying Funds. Additional investment practices are described in "Investment Policies of the Underlying Funds," the Statement of Additional Information and the prospectus for each of the Underlying Funds.

THE ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND

The One Group(R) International Equity Index Fund is an equity fund. The objective of the fund is to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE GDP Index" or "EAFE GDP Index")((1)) Under normal conditions, the fund will invest substantially all of its assets in foreign securities and at least 65% of the value of its total assets in foreign equity securities, consisting of common stocks (including sponsored and unsponsored American Depository Receipts ("ADRs")) and preferred stocks, securities convertible into common stocks (only if they are listed on registered exchanges or actively traded in the over-the-counter market), warrants and depository receipts for such securities of issuers located in at least three different countries. In attempting to duplicate the capital performance and dividend income of the MSCI EAFE GDP Index, the fund will normally invest in the stocks which comprise the Index and secondarily in stock index futures. It is expected that cash reserve items normally will not exceed 10% of the fund's net assets. The fund may invest up to 10% of its net assets in securities of emerging international markets such as Mexico, Brazil and Chile. A substantial portion of the fund's assets will be denominated in foreign currencies.

THE ONE GROUP(R) LARGE COMPANY GROWTH FUND


The One Group(R) Large Company Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. To achieve its objective, the fund will, under normal market conditions, invest substantially all, but in no event less than 65%, of the value of its total assets in equity securities consisting of common stocks, warrants and any rights to purchase common stocks. The weighted average capitalization of the companies in which the fund invests will under normal market conditions always be in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").((2)) The fund may invest the remainder of its assets in any combination of nonconvertible fixed income securities, repurchase agreements, options and futures contracts.


THE ONE GROUP(R) LARGE COMPANY VALUE FUND

The One Group(R) Large Company Value Fund is an equity fund that seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The fund will invest in equity securities of companies that are believed to be selling below their long-term intrinsic investment values. Companies held will typically be large capitalization issuers with current price/earnings and/or price/book ratios which are lower than that of the general market as measured by the S&P 500 Index. In addition, the fund may invest in stock of companies which have been analyzed to have breakup values well in excess of current market values or which have uniquely undervalued corporate assets. The general approach to purchasing stocks will emphasize individual security selection. Macroeconomic data and industry profit forecasts will be utilized to gauge the best sectors of the economy in which to be positioned.

Under normal market conditions, the fund will invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks which are convertible into common stocks. The fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) GROWTH OPPORTUNITIES FUND

The One Group(R) Growth Opportunities Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The fund will invest in issues which are identified and selected based on the potential to produce above-average earnings growth per share over a one-to-three year period. It is expected that issuers will generally include established companies with a history of above-average growth or companies that are expected to enter periods of above-average growth, and smaller companies which are positioned in emerging growth industries. The fund may invest in securities listed on a stock exchange as well as those traded over-the-counter. At least 80% of the value of the fund's total assets will, under normal conditions, be invested in equity securities consisting of common stocks and

---------------

(1) "MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the fund.

(2) "Standard & Poor's 500" is a registered trademark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the fund.

                                                                      PROSPECTUS
debt securities and preferred stocks that are convertible into common stocks. The fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) VALUE GROWTH FUND

The One Group(R) Value Growth Fund seeks long-term capital growth and growth of income while, as a secondary objective providing a moderate level of current income. The fund pursues its objectives by investing primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants, and other equity securities of companies that show the potential for growth of earnings over time. Stock selection is guided by current valuation relative to a stock's historical valuation and relative to the Advisor's estimates of future growth of earnings and dividends. Accordingly, the fund may emphasize securities of companies that the Advisor believes are overlooked or undervalued by investors, which fact should contribute to an increase in the market value of the security over time.

The fund will ordinarily invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents.

THE ONE GROUP(R) GULF SOUTH GROWTH FUND

The One Group(R) Gulf South Growth Fund seeks long-term capital growth by investing in a portfolio of equity securities of small capitalization, emerging growth and medium capitalization companies, which are either headquartered in or whose primary market is in the southeastern region of the United States. The fund invests primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of such companies. The Advisor anticipates that the fund's portfolio will normally consist of securities of approximately twenty-five to sixty emerging growth companies from Virginia, North Carolina, South Carolina, Florida, Georgia, Tennessee, Alabama, Mississippi, Arkansas, Louisiana, Kentucky and Texas. It is expected that companies selected would generally have market capitalizations ranging from $50,000,000 to $2,000,000,000, although the fund may occasionally hold securities of companies whose market capitalizations are considerably larger if doing so contributes to the fund's investment objective.

The fund will normally invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents, when the Advisor's assessment of the attractiveness of the entire stock market and individual market sectors changes.

Because the fund is non-diversified, its share price may be subject to greater fluctuations as a result of changes in an issuer's financial condition or the market's assessment of an individual issuer. In addition, smaller, less seasoned companies may be subject to greater business risk than larger, established companies.

THE ONE GROUP(R) INCOME EQUITY FUND

The One Group(R) Income Equity Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The fund will make investments in an attempt to keep its yield above the S&P 500 Index. Achieving such a yield will be the primary consideration in selecting securities. Investments will be made in common stocks of corporations which regularly pay dividends, although continued payment of dividends cannot be assured. The fund will invest primarily in stocks with favorable, long-term fundamental characteristics, but stocks of companies that are out of favor in the financial community may also be purchased.

The fund will under normal conditions invest at least 80% of the value of its total assets in equity securities consisting of common stocks, and debt securities and preferred stocks which are convertible into common stocks. The fund also may enter into options and futures transactions. The balance of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) EQUITY INDEX FUND

The One Group(R) Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities on the S&P 500 Index. The fund will, in attempting to duplicate the capital performance and dividend income of the S&P 500 Index, normally invest in many of the stocks which comprise the S&P 500 Index and secondarily in stock index futures. Cash reserves will not normally exceed 10% of the fund's net assets.

The Advisor generally selects stocks for the fund in the order of their weightings in the S&P 500 Index beginning with the heaviest weighted stocks. The percentage of the fund's assets to be invested in each stock is approximately the same as the percentage it represents in the S&P 500 Index. From time to time, administrative adjustments may be made in the fund because of changes in the composition of the S&P 500 Index, but such changes should be infrequent. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved

PROSPECTUS
when the fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500 Index.

THE ONE GROUP(R) PRIME MONEY MARKET FUND

The One Group(R) Prime Money Market Fund seeks current income with liquidity and stability of principal. The fund intends to comply with the regulations of the Securities and Exchange Commission applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by the fund. Under these regulations, the fund will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less.

RISK FACTORS

The investments of the Fund are concentrated in the Underlying Funds, so the Fund's investment performance is directly related to the performance of the Underlying Funds. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the Underlying Funds within certain ranges. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints.

The Fund may invest in Underlying Funds which invest in medium or lower grade bonds. If these bonds are downgraded, the Advisor will consider whether to increase or decrease the Fund's investment in the affected Underlying Fund. Further, the Fund may invest in Underlying Funds which concentrate their assets in certain industries. Under certain circumstances, this could result in the Fund being concentrated in those industries. If this were to occur, the Advisor would consider whether to maintain or change the Fund's investments in such Underlying Funds.

SPECIAL RISKS OF INVESTING IN EQUITY FUNDS

Changes in the value of an equity fund's portfolio securities will not affect cash income, if any, derived from these securities but will affect the fund's net asset value. Because equity funds invest primarily in equity securities, which fluctuate in value, the funds' shares will fluctuate in value. In addition, certain investment management techniques that the funds may use, such as the purchase and sale of futures, options and forward commitments, could expose the funds to potentially greater risk of loss than more traditional equity investments.

SPECIAL RISKS OF INVESTING IN FIXED-INCOME FUNDS

The market value of a fund's fixed-income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under condition of default, changes in the value of fixed-income securities will not affect cash income derived from these securities but will affect the funds' net asset value.

SPECIAL RISKS OF INVESTING IN INDEX FUNDS

Because of the funds' investment objectives, securities may be purchased, retained and sold by the funds when such transactions would not be consistent with traditional investment criteria. Accordingly, an investor is exposed to a greater risk of loss (and a correspondingly greater prospect of gain) from fluctuations in the value of such securities than would be the case if the funds were not fully invested in such securities. In addition, the Advisor may eliminate one or more securities or elect not to increase the funds' position in such securities notwithstanding the continued listing of such securities on the relevant index in the following circumstances: (i) the stock is no longer publicly traded; or (ii) an unexpected adverse development occurs with respect to a company such as bankruptcy or insolvency. As a result of these risk factors, the share price of an index fund is expected to be volatile, and investors should be able to sustain sudden, sometimes substantial, fluctuations in the value of their investment.

SPECIAL RISKS OF FOREIGN SECURITIES

Investments in securities of foreign issuers involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs, and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies.

                                                                      PROSPECTUS

Additionally, there may be less public information available about foreign issuers. Finally, since the funds may invest in securities denominated in foreign currencies, changes in exchange rates may affect the value of investments in the funds.

SPECIAL RISKS OF SMALL CAPITALIZATION COMPANIES

Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the funds may be volatile and the net asset value of shares of the funds may fluctuate.

SPECIAL RISKS OF MORTGAGE RELATED SECURITIES

Some of the funds invest in mortgage-related securities, such as mortgage-backed securities, adjustable rate mortgage loans ("ARMs"), fixed rate mortgage loans, and mortgage dollar rolls. The investment characteristics of mortgage related securities differ from traditional debt securities. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. The major differences typically include more frequent interest and principal payments, usually monthly, the adjustability of interest rates, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a fund may fail to recoup fully its investment in mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee. The funds intend to use hedging techniques to control this risk. In general, changes in the rate of prepayments on a mortgage-related security will change that security's market value and its yield to maturity. When interest rates fall, high prepayments could force a fund to reinvest principal at a time when investment opportunities are not attractive. Thus, mortgage-related securities may not be an effective means for a fund to lock in long-term interest rates. Conversely, during periods when interest rates rise, slow prepayments could cause the average life of the security to lengthen and the value to decline more than anticipated.

HOW TO DO BUSINESS WITH THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group(R) Services Company, by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor.


Purchases and redemptions of shares of the Fund may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Fund are $1,000 and $100 respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and subsequent investment minimums may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B and Class C shares per individual purchase order.



Class A, Class B and Class C shares are offered to IRA account participants, investors in certain retirement plans such as 401(k) and similar qualified plans, and other long-term investors. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.


BY MAIL


Investors may purchase Class A, Class B and Class C shares of the Fund by completing and signing an Account Application Form and mailing it, along with a personal check (or other negotiable bank instrument or money order) payable to "The One Group(R)," the Fund, The One Group Services Company, or State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500. If the purchase order is to be credited to a Fund Direct IRA, the check should be payable to State Street Bank and Trust Company for the benefit of the Shareholder. Subsequent purchases of shares may be made at any time by mailing a personal check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111. Third party checks will not be accepted. When purchases are made by check or under the Systematic Investment Plan (see below), redemptions will not be allowed until the investment being redeemed has been in the Fund for 10 calendar days.


PROSPECTUS

Purchases of Fiduciary Class shares, and Class A, Class B, and Class C shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."

BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or the Shareholder Servicing Agents, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN


Class A, Class B and Class C investors may make automatic monthly investments in the Fund from their bank, savings and loan or other depository institution accounts. The minimum initial investment must be $1000 and subsequent investments must be $25 under the Systematic Investment Plan, which minimum may be reduced at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account which would reduce the investor's return from an investment in the Fund.


FUND-DIRECT IRA

The Trust offers a tax-advantaged retirement plan for which the Fund may be an appropriate investment. The Trust's retirement plan allows participants to defer taxes while helping them build their retirement savings.

The One Group(R) Fund-Direct IRA is a retirement plan with a wide choice of investments offering people with earned income the opportunity to compound earnings on a tax-deferred basis. An IRA Adoption Agreement may be obtained by calling the Distributor at 1-800-480-4111.

ADDITIONAL INFORMATION REGARDING PURCHASES


A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be cancelled if the Transfer Agent does not receive Federal funds before close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A, Class B and Class C shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of shares of the Fund is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares may also be issued in transactions involving the acquisition by the Fund of securities held by collective investment funds sponsored and administered by affiliates of the Advisor. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because the distribution expenses charged to Class A, Class B and Class C shares are not charged to Fiduciary Class shares.


The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.


Fiduciary Class shares offered to institutional investors and to investors in certain retirement plans, Class A, Class B and Class C shares offered to IRA account participants and investors in certain retirement plans such as 401(k) and similar


                                                                      PROSPECTUS
plans, other than Individual Retirement Accounts, will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agents procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.

No certificates representing shares of the Fund will be issued. In communications to Shareholders, the Fund will not duplicate mailings of Fund material to Shareholders who reside at the same address.


SALES CHARGE


CLASS A SHARES

The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge reallowed to financial institutions and intermediaries (the "commission"):

                                                                               SALES CHARGE
                                                             SALES CHARGE     AS APPROPRIATE      COMMISSION
                                                                 AS A         PERCENTAGE OF          AS A
                                                            PERCENTAGE OF       NET AMOUNT      PERCENTAGE OF
                   AMOUNT OF PURCHASE                       OFFERING PRICE       INVESTED       OFFERING PRICE
---------------------------------------------------------   --------------    --------------    --------------
less than $100,000.......................................        4.50%             4.71%             4.05%
$100,000 but less than $250,000..........................        3.50%             3.53%             3.05%
$250,000 but less than $500,000..........................        2.50%             2.36%             2.05%
$500,000 but less than $1,000,000........................        2.00%             2.04%             1.60%
$1,000,000 or more.......................................        0.00%             0.00%             0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown above. The maximum cash compensation payable by the Distributor as a sales charge is 3.00% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of the shares of the Fund in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to 1.00% of the offering price of Class A shares of the Fund for sales of $1 million to $5 million, and 0.50% for sales over $5 million. A Shareholder who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such Shareholder redeems any or all of the Class A shares prior to the first anniversary of purchase. Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION


In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A, Class B, and Class C shares of the Fund and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.


The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

PROSPECTUS

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 in Class A shares of one (or more) of the funds of the Trust that imposes a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 2.00% (the sales charge applicable to purchases of $250,000) and .50% of the investment (representing the difference between the 2.50% sales charge applicable to purchases of $100,000 and the 2.50% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES


No sales charge is imposed on Class A shares of the Fund: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-Advisor of a fund of the Trust and such sub-Advisor's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment Advisors, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment Advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment Advisor, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; (x) directly purchased with the proceeds of a distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is the Trustee or Paying Agent; or (xi) purchased in connection with plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.


An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi), and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi), and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi), and (vii).

                                                                      PROSPECTUS

CONTINGENT DEFERRED SALES CHARGE



CLASS B SHARES AND CLASS C SHARES



Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. Class C shares also are not subject to a sales charge when they are purchased, but are subject to a Contingent Deferred Sales Charge if a Shareholder redeems them prior to the first anniversary of purchase. When a Shareholder purchases Class B and Class C shares, the full purchase amount is invested directly in the Fund. Class B and Class C shares of the Fund are also subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Fund's average daily net assets as provided in the CDSC Plan (described below under "The Distributor"). This ongoing fee will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.



Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the CDSC Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to dealers and agents for selling such shares. A dealer reallowance of 4.00% of the original purchase price of the Class B shares and 1.00% of the original purchase price of Class C shares will be paid to financial institutions and intermediaries.


Class B and Class C Shareholders will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

CLASS B SHARES

                                                                                CONTINGENT DEFERRED
                                                                                 SALES CHARGE AS A
                                    YEAR(S)                                        PERCENTAGE OF
                                     SINCE                                         DOLLAR AMOUNT
                                    PURCHASE                                     SUBJECT TO CHARGE
    ------------------------------------------------------------------------    -------------------
    0-1.....................................................................           5.00%
    1-2.....................................................................           4.00%
    2-3.....................................................................           3.00%
    3-4.....................................................................           3.00%
    4-5.....................................................................           2.00%
    5-6.....................................................................           1.00%
    6-7.....................................................................            None
    7-8.....................................................................            None


To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).


PROSPECTUS

CLASS C SHARES



                                                                                CONTINGENT DEFERRED
                                                                                 SALES CHARGE AS A
                                    YEAR(S)                                        PERCENTAGE OF
                                     SINCE                                         DOLLAR AMOUNT
                                    PURCHASE                                     SUBJECT TO CHARGE
    ------------------------------------------------------------------------    -------------------
    0-1.....................................................................           1.00%
    After first year........................................................            None


In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholders Fund account (unless the Shareholder elects to have Class B shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, next Class C shares, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE


The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualified retirement plan if redemption is made within one year of such death or disability; or (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2; or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."


CONVERSION FEATURE


At the end of this period, Class B shares will automatically convert to Class A shares eight years after the end of the month in which the shares were purchased and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Class C shares will convert to Class A shares after six years. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.


For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B and Class C shares in a Shareholders Fund account will be considered to be held in a separate sub-account. Each time any Class B or Class C shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B or Class C shares in the sub-account will also convert to Class A shares.

If a Shareholder effects one or more exchanges among Class B or Class C shares of the funds of the Trust during the eight or six year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that eight or six year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class C shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B or Class C shares converted, although the dollar value will be the same.

EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of the Fund may exchange their shares for Class A shares of the Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders may exchange their shares for Fiduciary Class shares of the Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

The exchange privilege may be exercised only in those states where the shares of the Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to

                                                                      PROSPECTUS
exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B


Class B Shareholders of the Fund may exchange their shares only for Class B Shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.



CLASS C



Class C Shareholders of the Fund may exchange their shares only for Class C shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class C shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class C shares. The requirements applicable to computing the Contingent Deferred Sales Charge on the exchange of Class B shares are also applicable to the exchange of Class C shares.


ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax Advisors for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Fund.

A more detailed description of the above is set forth in the Statement of Additional Information.

The Trust's exchange privilege is not intended to afford Shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Trust has established a policy of limiting excessive exchange activity.

Exchange activity generally will not be deemed excessive if limited to two substantive exchange redemptions (at least 30 days apart) from the Fund during any twelve month period. Notwithstanding these limitations, the Trust reserves the right to reject any purchase request (including exchange purchases from other funds of the Trust) that is reasonably deemed to be disruptive to efficient portfolio management.

REDEMPTIONS


Shareholders may redeem their shares (except Class B and Class C shares, as provided above) without charge on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A and Fiduciary Class shares, and at net asset value per share


PROSPECTUS
next determined reduced by any applicable Contingent Deferred Sales Charge for Class B and Class C shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.

BY MAIL


A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All requests for redemptions from IRA accounts must be in writing. Redemption request forms may be obtained from the Transfer Agent by calling (800) 480-1111. All written redemption requests should be sent to The One Group(R), c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange, or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.


The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $5,000 worth of shares or less; (ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE OR BY WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN


Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each, unless the withdrawal plan is part of a required minimum distribution from an IRA or other qualified retirement plan. There is no charge for this service. Under the Systematic Withdrawal Plan, all dividends and distributions must be reinvested in shares of the Fund. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.



Pursuant to the Systematic Withdrawal Plan, Class B and Class C Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date of the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date.


In addition, Shareholders who have attained the age of 70 1/2 may elect to receive distributions, to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan.

If the amount of systematic withdrawal exceeds income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 10 or more days until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such

                                                                      PROSPECTUS

Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

FUND MANAGEMENT

THE ADVISOR

The Trust and Banc One Investment Advisors Corporation (the "Advisor") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its bank or non-bank affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.

The Advisor is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance.


On a consolidated basis, BANC ONE CORPORATION had assets of over $101 billion as of December 31, 1996.


The Advisor represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group(R) since 1985 (then known as "The Helmsman Fund").

No single person is responsible for managing the assets of the Fund. Rather, investment decisions for the Fund are made by committee.

The Advisor is entitled to a fee which is calculated daily and paid monthly, at an annual rate of .05% of the average daily net assets of the Fund. The Advisor may voluntarily waive all or part of this fee.

The Advisor also serves as investment Advisor to each of the Underlying Funds. As a shareholder of each of the Underlying Funds, the Fund will indirectly bear its proportional share of investment advisory fees paid by those funds. The Underlying Funds pay the Advisor an advisory fee at the following rates:

    The One Group(R) Prime Money Market Fund...............................................   .30%
    The One Group(R) Disciplined Value Fund................................................   .74%
    The One Group(R) International Equity Index Fund.......................................   .55%
    The One Group(R) Large Company Growth Fund.............................................   .74%
    The One Group(R) Large Company Value Fund..............................................   .74%
    The One Group(R) Growth Opportunities Fund.............................................   .74%
    The One Group(R) Value Growth Fund.....................................................   .65%
    The One Group(R) Gulf South Growth Fund................................................   .65%
    The One Group(R) Income Equity Fund....................................................   .74%
    The One Group(R) Equity Index Fund.....................................................   .10%

THE DISTRIBUTOR

The One Group(R) Services Company (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Fund are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Fund. Currently, the

PROSPECTUS

Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of Class A shares of the Fund. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distribution and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.


Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class C shares are subject to a contingent Deferred Sales Charge if such shares are redeemed prior to the first anniversary of purchase. Class B and Class C shares of the Fund are subject to an ongoing distribution and Shareholder service fee as provided in the CDSC Distribution and Shareholder Services Plan (the "CDSC Plan") at an annual rate of 1.00% of the Fund's average daily net assets, which includes Shareholder servicing fees of .25% of the Fund's average daily net assets.



Proceeds from the Contingent Deferred Sales Charge and the distribution and the Shareholder service fees under the CDSC Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of Class B and Class C shares, such as the payment of compensation to dealers and agents for selling such shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fee facilitate the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase.



The Plan and the CDSC Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund also may execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.


Fiduciary Class shares of the Fund are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

THE ADMINISTRATOR

The One Group(R) Services Company, (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Fund (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .10% of the Fund's average daily net assets on the first $500,000,000 in Fund assets, .075% of the Fund's average daily net assets between $500,000,000 and $1 billion, and .05% of the Fund's average daily net assets when Fund assets exceed $1 billion.

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust, for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company. Bank One Trust Company receives a fee paid by the Trust.

                                                                      PROSPECTUS

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

The Advisor and the Administrator of the Fund each bears all expenses incurred in connection with the performance of their services as investment Advisor and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

As a general matter, as set forth in the Multiple Class Plan, expenses are allocated to each class of shares of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A, Class B, and Class C shares, other than in accordance with the relative net asset value of the class, are the distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Fund in proportion to the relative net asset value of the shares of such classes.

The organizational expenses of the Fund have been capitalized and are being amortized in the first five years of the Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

As set forth in the Multiple Class Plan, each share held entitles the Shareholder of record to one vote. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS


Net investment income (exclusive of capital gains) is determined and declared monthly, and is distributed in the form of monthly dividends to Shareholders of Record on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually.


To maintain a relatively even rate of distributions from the Fund rather than having substantial fluctuations from period to period, the monthly distributions level from the Fund may be fixed from time to time at rates consistent with the Advisor's long-term earnings expectations.


Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B, Class C or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless


PROSPECTUS
the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

Class B shares received as dividends and capital gains distributions at net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. See "Conversion Feature."

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.


The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A, Class B, and Class C shares because of the distribution expenses charged to Class A, Class B, and Class C shares.


SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

OTHER INVESTMENT POLICIES

PORTFOLIO TURNOVER


Portfolio turnover may vary greatly from year to year as well as within a particular year. It is presently estimated that the annual portfolio turnover rate for the Fund will not exceed 200%. Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to the Fund's shareholders.


INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:


1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, securities issued by regulated investment companies, and if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Fund's assets. For purposes of this limitation, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.


2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except for investments in funds of The One Group(R), provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

                                                                      PROSPECTUS

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information. For the investment limitations of the Underlying Funds, see the applicable prospectuses.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the Underlying Funds. As described above in "Investment Policies of the Fund -- Permissible Investments," the Fund may also invest directly in certain of the following instruments for temporary defensive purposes. For a more detailed description, see the Statement of Additional Information or the prospectuses of the Underlying Funds.

U.S. TREASURY OBLIGATIONS -- The funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

RECEIPTS -- The funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

CERTIFICATES OF DEPOSIT -- Certificates of deposit ("CDS") are negotiable interest bearing instruments with a specific maturity. CDS are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. Maturities are generally six months or less.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance specific types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S. government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

CORPORATE SECURITIES -- Corporate securities include corporate bonds, convertible and non-convertible debt securities, and preferred stocks, as well as commercial paper (short-term promissory notes issued by corporations). Issuers of corporate bonds and notes are divided into many different categories by bond market sector, such as electric utilities, gas utilities, telephone utilities, consumer finance companies, wholesale finance companies and industrial companies. Within each major category of issuer, there are many subcategories.

WARRANTS -- Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

COMMON STOCK -- Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

INVESTMENT COMPANY SECURITIES -- The funds may invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of their assets in the securities of other investment companies.

PROSPECTUS

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The funds bear a risk of loss in the event the other party defaults on its obligations and the funds are delayed or prevented from their right to dispose of the collateral securities or if the funds realize a loss on the sale of the collateral securities.

REVERSE REPURCHASE AGREEMENTS -- The funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The funds will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the funds enter into a reverse repurchase agreement, they would place liquid high grade debt securities having a value equal to the repurchase price (including accrued interest), in a segregated custodial account and would subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the funds may decline below the price at which the funds are obligated to repurchase the securities.

DEMAND FEATURES -- The funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount at a fixed price (usually with accrued interest) within a fixed period (usually seven days) following a demand by the funds. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the funds to meet redemption requests and remain as fully invested as possible.

ASSET-BACKED SECURITIES -- Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying debt will be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain interest rate and prepayment rate scenarios, the funds may fail to recoup fully their investment in asset-backed securities. Asset-backed securities are commonly considered to be derivatives.

SHORT-TERM FUNDING AGREEMENTS -- The funds may, in order to enhance yield, make limited investments in short-term funding agreements issued by banks and highly rated insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company and are paid from the general assets of the issuing entity. The funds will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated "A" or the equivalent by at least one NRSRO and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements.

SECURITIES OF FOREIGN ISSUERS -- The funds may invest in securities of foreign issuers to achieve income or capital appreciation. The funds also may invest in commercial paper of foreign issuers and obligations of foreign branches of U.S. banks, U.S. and London branches of foreign banks, and supranational entities which are established through the joint participation of several governments (e.g., the Asian Development Bank and the Inter-American Development Bank). Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"), which are securities typically issued by a U.S. financial institution that evidence ownership interests in a pool of securities issued by a foreign issuer. ADRs include American Depository Shares and New York Shares. There may be less information available on the foreign issuers of unsponsored ADRs than on the issuers of sponsored ADRS.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are debt obligations secured by real estate loans and pools of loans. The funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Mortgage-backed securities may also be issued by nongovernmental entities and may or may not have private insurer guarantees of timely payments. The funds also may invest in mortgage-backed securities issued by non-government entities, which consist of Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates.

                                                                      PROSPECTUS

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

During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the funds may have to reinvest in securities with a lower yield. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

STRIPPED MORTGAGE-BACKED SECURITIES -- The funds may, to enhance revenues or hedge against interest rate risk, invest in stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. The funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("I0s"), while the other class will receive all of the principal ("POs"). If the underlying mortgage assets experience greater than anticipated prepayments of principal, the funds may fail to fully recoup their initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the funds' limitations on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates.

MORTGAGE DOLLAR ROLLS -- The funds may enter into mortgage "dollar rolls" in which the funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the funds compared with what such performance would have been without the use of mortgage dollar rolls.

FIXED RATE MORTGAGE LOANS -- Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. The funds may invest in fixed rate mortgage loans that are privately issued and are not issued or guaranteed by the U.S. government.

SECURITIES LENDING -- In order to generate additional income, the funds may lend up to 33% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Advisor to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. The funds will enter into loan arrangements only with counterparties which the Advisor has deemed to be creditworthy under guidelines established by the Board of Trustees. Loans are subject to termination by the funds or the borrower at any time, and are therefore, not considered to be illiquid investments.

RESTRICTED SECURITIES -- The funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under Federal securities law and is generally sold to institutional investors, such as the funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS -- The funds may purchase securities on a when-issued basis when deemed by the Advisor to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. When the Advisor purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. The funds generally will not pay for such securities or earn interest on them until received. In a forward commitment transaction, the funds contract to purchase securities for a fixed price at a future date beyond customary

PROSPECTUS
settlement time. The funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

OPTIONS -- The funds may purchase and write (i.e., sell) call options and put options on securities and indices, which options are traded on national securities exchanges. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. There are risks associated with options transactions, including the following: (i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the funds and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the funds will receive a premium when they write covered call options, they may not participate fully in a rise in the market value of the underlying security. It is expected that the funds will only engage in option transactions with respect to permitted investments and related indices.

FUTURES CONTRACTS AND RELATED OPTIONS -- Certain of the funds may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the funds' total assets at current value. Options and futures can be volatile instruments, and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a fund's return. The funds could also experience losses if the prices of their options and futures positions were poorly correlated with their other instruments, or if they could not close out their positions because of an illiquid secondary market.

SWAPS, CAPS AND FLOORS -- In order to protect the value of the funds from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the funds' investments are traded, the funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, for both hedging and non-hedging purposes. Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, a fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

NEW FINANCIAL PRODUCTS -- New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the funds may invest in any such options, contracts and products as may be developed to the extent consistent with their investment objective, policies and restrictions and the regulatory requirements applicable to investment companies. These various products may be used to adjust the risk and return characteristics of the funds' portfolio of investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of the funds would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the funds to potentially greater return as well as potentially greater risk of loss than more traditional fixed-income investments.

STRUCTURED INSTRUMENTS -- Structured instruments are debt securities issued by agencies or instrumentalities of the U.S. government (such as Sallie Mae, Ginnie Mae, Fannie Mae, and Freddie Mac), banks, municipalities, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available. Structured instruments are commonly considered to be derivatives.

                                                                      PROSPECTUS

While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Advisor, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).


MUNICIPAL SECURITIES -- Municipal Securities are issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities are generally classified as "general obligation" bonds and "revenue" bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are not payable from the issuer's general revenues. The funds also may purchase short-term tax-exempt General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt obligations. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues.


An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a fund's municipal securities in the same manner. In addition, the Internal Revenue Code of 1986, as amended (the "Code") imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

INVERSE FLOATING RATE INSTRUMENTS -- The funds may seek to increase yield by investing in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk

PROSPECTUS
factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

The following descriptions of S&P's and Moody's corporate and municipal bond ratings have been published by S&P and Moody's, respectively.

STANDARD & POOR'S RATING SERVICES

Investment Grade

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher categories.

Non-Investment Grade

Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rated category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating C1 is reserved for income bonds on which no interest is being paid.

Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-). Ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTOR SERVICE, INC.

Investment Grade

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be

                                                                      PROSPECTUS
visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds that are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of securities rated BBB or Baa to make principal and interest payments than is the case with higher grade securities.

Non-Investment Grade

Bonds rated Ba are more uncertain and have speculative elements. The protection of interest and principal payments is not well safeguarded during good and bad times. Bonds rated B lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time).

Bonds rated Caa have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments. Bonds rated Ca are speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating. Bonds in this category have extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the Advisor determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state, municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

PERFORMANCE

From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An

PROSPECTUS
average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.

The Trust will include information on all classes of shares of the Fund in any advertisement or information including performance data for the Fund. The performance for Fiduciary Class shares may be higher than for Class A shares and Class B and Class C shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.

The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax Advisors regarding specific questions as to the tax consequences of investing in the Fund.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. Generally, dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares, and any net capital gains will be distributed at least annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the Code ("qualified retirement plans") will not be taxable. The Federal tax treatment of qualified retirement plans, as well as distributions from such plans, is governed by specific provisions of the Code. If shares are held by a retirement plan that ceases to qualify for tax-exempt treatment under the Code or by an individual who has received such shares as a distribution from a retirement plan, the Fund's distributions will be taxable to such plan or individual as described in the preceding paragraph. Persons considering directing the investment of their qualified retirement plan account in the Fund and qualified retirement plan trusts considering purchasing such shares, should consult their tax Advisors for a more complete explanation of the Federal tax consequences, and for an explanation of the state, local and (if applicable) foreign tax consequences of making such an investment.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

Certain securities purchased by the Fund (such as STRIPS, CUBES, TRS, TIGRS and
CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations

                                                                      PROSPECTUS
even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Advisor would not have chosen to sell such securities and may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by Shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax Advisors regarding the state and local tax treatment of the dividends received from the Fund.

The Fund may be subject to foreign withholding taxes on income derived from obligations of foreign issuers. The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

Sale, exchange or redemption of Fund shares by a Shareholder will generally be a taxable event to such Shareholder.

PROSPECTUS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation

1111 Polaris Parkway


2nd Floor, Suite 100


Columbus, OH 43271-0211


Distributor
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group(R) Services Company
343 5 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

TOG-F-119

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                                 June   , 1997

                           INVESTOR FIXED INCOME FUND

Investment Adviser:       BANC ONE INVESTMENT ADVISORS CORPORATION


The One Group(R) (the "Trust") is a mutual fund seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to The One Group(R) Investor Fixed Income Fund Class A, Class B, Class C and Fiduciary Class shares.


THE ONE GROUP(R) INVESTOR FIXED INCOME FUND (THE "FUND") SEEKS CURRENT INCOME WITH LIQUIDITY AND STABILITY OF PRINCIPAL BY INVESTING PRIMARILY IN A DIVERSIFIED GROUP OF ONE GROUP(R) MUTUAL FUNDS WHICH INVEST PRIMARILY IN EQUITY AND FIXED INCOME SECURITIES.


Class A, Class B and Class C, shares are offered to IRA account participants, investors in certain retirement plans such as 401(k) and similar qualified plans, and other long-term investors.


Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodian or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.


This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional
Information dated November 1, 1996 as amended June   , 1997, has been filed with
the Securities and Exchange Commission and is available without charge through the Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111 during business hours. The Statement of Additional Information is incorporated into this Prospectus by reference. The Securities and Exchange Commission maintains a Web Site (http://www.sec.gov.) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The One Group(R).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS

TABLE OF CONTENTS


SUMMARY..............................................................................     3
ABOUT THE FUND.......................................................................     4
  Expense Summary....................................................................     4
  The Fund...........................................................................     6
  Investment Objective...............................................................     6
  Investment Policies................................................................     6
HOW TO DO BUSINESS WITH THE ONE GROUP(R).............................................     9
  How to Invest in The One Group(R)..................................................     9
  Contingent Deferred Sales Charge...................................................    12
  Exchanges..........................................................................    14
  Redemptions........................................................................    15
FUND MANAGEMENT......................................................................    16
  The Advisor........................................................................    16
  The Distributor....................................................................    17
  The Administrator..................................................................    18
  The Transfer Agent and Custodian...................................................    18
  Counsel and Independent Accountants................................................    18
OTHER INFORMATION....................................................................    18
  The Trust..........................................................................    18
  Other Investment Policies..........................................................    20
  Description of Permitted Investments...............................................    20
  Description of Ratings.............................................................    25
  Performance........................................................................    27
  Taxes..............................................................................    28


PROSPECTUS

SUMMARY


The One Group(R) (the "Trust") is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class A, Class B, Class C and Fiduciary Class shares of The One Group(R) Investor Fixed Income Fund.



WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks current income with liquidity and stability of principal by investing primarily in a diversified group of One Group mutual funds which invest primarily in fixed income securities. See "Investment Objective." Shares of the Fund are available to tax advantaged retirement accounts and other persons investing for long-term investment purposes. The Fund should not be used for short-term trading purposes. There is no assurance that the Fund will achieve its investment objective.



WHAT ARE THE PERMITTED INVESTMENTS? The Fund offers Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of The One Group(R) (the "Underlying Funds"), which are managed by Banc One Investment Advisors Corporation (the "Advisor"). The Fund will invest 90% to 100% of its assets in Underlying Funds which invest primarily in fixed-income securities, and up to 10% in Money Market Funds. The Fund will normally allocate its assets among the Underlying Funds according to the Advisor's outlook for the economy, financial markets and relative market valuation of the Underlying Funds. The Advisor may vary the allocation within the above ranges. There is no assurance that the Fund will achieve its stated objective.


WHAT ARE THE CHARACTERISTICS OF THE UNDERLYING FUNDS? The Underlying Funds in which the Fund will invest have the following characteristics:

    -------------------------------------------------------------------------------------------------
                                      UNDERLYING FUND                            TYPE OF INVESTMENTS
    -------------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund...............................          Money Market
    The One Group(R) Limited Volatility Bond Fund..........................          Fixed Income
    The One Group(R) Intermediate Bond Fund................................          Fixed Income
    The One Group(R) Income Bond Fund......................................          Fixed Income
    The One Group(R) Government Bond Fund..................................          Fixed Income
    The One Group(R) Ultra Short-Term Income Fund..........................          Fixed Income


The Fund's net asset value will fluctuate with changes in the equity and bond markets and the value of the Underlying Funds in which it invests. The Fund's investment return is diversified by its investment in the Underlying Funds which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents. See page 6 for a complete description of the Underlying Funds and page 23 for other investment policies.



WHO IS THE ADVISOR? Banc One Investment Advisors Corporation, an indirect subsidiary of BANC ONE CORPORATION, serves as the Advisor of the Trust. The Advisor is entitled to a fee for advisory services provided to the Trust. The Advisor may voluntarily agree to waive a part of its fees. See "The Advisor" and "Expense Summary."


WHO IS THE ADMINISTRATOR? The One Group(R) Services Company serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Investment Advisors Corporation serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Investment Advisors Corporation receives a fee paid by the Administrator. See "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust, for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."


WHO IS THE DISTRIBUTOR? The One Group(R) Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A, Class B and Class C shares. No compensation is paid to the Distributor for the distribution services for the Fiduciary Class shares of the Fund. See "The Distributor."


HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). See "How to Invest in The One Group(R)" and "Redemptions."


HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is determined and declared monthly, and is distributed in the form of monthly dividends to Shareholders of the Fund on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. See "Dividends."


                                                                      PROSPECTUS

ABOUT THE FUND

EXPENSE SUMMARY -- THE ONE GROUP(R) INVESTOR FIXED INCOME FUND



                                                                                                     FIDUCIARY
                                                                  CLASS A    CLASS B     CLASS C       CLASS
--------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price)..............................................    4.50%        none        none        none
Maximum Contingent Deferred Sales Charge(2) (as a percentage of original purchase price or redemption proceeds, as
  applicable)..................................................     none       5.00%       1.00%        none
Redemption Fees................................................     none        none        none        none
Exchange Fees..................................................     none        none        none        none

ANNUAL OPERATING EXPENSES (as a percentage of average daily net assets)

Investment Advisory Fees(3)....................................     .01%        .01%        .01%        .01%
12b-1 Fees (after fee waiver)(4)...............................     .25%       1.00%       1.00%        none
Other Expenses(5)..............................................     .19%        .19%        .19%        .19%
--------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(6)....................................     .45%       1.20%       1.20%        .20%
--------------------------------------------------------------------------------------------------------------


(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) A person who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such purchaser redeems any or all of the Class A shares prior to the first anniversary of purchase.

(3) Investment Advisory fees have been revised to reflect waivers effective as of the date of this Prospectus. Absent this voluntary reduction, Investment Advisory fees would be .05% for all classes of shares.


(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plan, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares and 1.00% for Class B shares. The 12b-1 fees include a Shareholder servicing fee of .25% of average daily net assets of the Fund's Class B and Class C shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares. See "The Distributor."


(5) Other Expenses have been revised to reflect fee waivers and reimbursements effective as of the date of this Prospectus. Absent this voluntary waiver and reimbursement, Other Expenses would be .29%.


(6) Absent the voluntary reduction of fees, Total Operating Expenses would be .69% for Class A shares, 1.34% for Class B shares, 1.34% for Class C shares, and .34% for Fiduciary Class shares.


The Fund will indirectly bear its pro rata share of fees and expenses incurred by the Underlying Funds, and the investment returns of the Fund will be net of the expenses of the Underlying Funds. The following chart provides the expense ratio for each of the Underlying Funds in which the Fund invests (based on the current Underlying Fund prospectus). Certain of these expenses ratios may include a voluntary reduction of investment advisory fees.

    -----------------------------------------------------------------------------------------------
                                    NAME OF UNDERLYING FUND                          EXPENSE RATIO
    -----------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund......................................         .50%
    The One Group(R) Limited Volatility Bond Fund.................................         .62%
    The One Group(R) Intermediate Bond Fund.......................................         .67%
    The One Group(R) Income Bond Fund.............................................         .61%
    The One Group(R) Government Bond Fund.........................................         .69%
    The One Group(R) Ultra Short-Term Income Fund.................................         .60%


After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio for Class A shares is 1.09%, for Class B shares is 1.84%, for Class C shares is 1.84%, and for Fiduciary Class shares is .84%.


PROSPECTUS

On the basis of these estimated expenses, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 56          $ 78           $102           $ 172
Fiduciary Class                                           $  9          $ 27           $ 47           $ 104


Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 59          $ 90           $123           $ 215
Fiduciary                                                 $ 12          $ 36           $ 63           $ 139


On the basis of the estimated expenses above, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 69          $ 88           $120           $ 196
Assuming no redemption                                    $ 19          $ 58           $100           $ 196


Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:


-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 72          $ 97           $135           $ 231
Assuming no redemption                                    $ 22          $ 67           $115           $ 231



On the basis of the estimated expenses above, the following example illustrates the expenses an investor would pay on a $1,000 investment in Class C shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class C shares and (2) 5% annual return.



-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 29          $ 58           $100           $ 178
Assuming no redemption                                    $ 19          $ 58           $100           $ 178



Absent the voluntary reduction of any fees, the dollar amounts in the above example would be as follows:



-------------------------------------------------------------------------------------------------------------
                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 32          $ 67           $115           $ 216
Assuming no redemption                                    $ 22          $ 67           $115           $ 216



Class B and Class C shares automatically convert to Class A shares after eight
(8) and six (6) years, respectively. Therefore, the "10 Years" examples above reflect the effect of such conversion.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.


The rules of the Securities and Exchange Commission require that the maximum sales load be reflected in the above tables. However, Shareholders in the Fund may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A, Class B, and Class C shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.


                                                                      PROSPECTUS

THE FUND



The One Group(R) Investor Fixed Income Fund (the "Fund") is part of The One Group(R) (the "Trust"), which is an open-end management investment company that offers shares in 40 separate funds and different classes of certain of the funds. The Trust was organized as a Massachusetts Business Trust on May 23, 1985. This Prospectus relates to Class A, Class B, Class C, and Fiduciary Class shares of The One Group(R) Investor Fixed Income Fund. Each class of shares provides for variations in distribution costs, voting rights, dividends and per share net asset value pursuant to a multiple class plan (the "Multiple Class Plan") adopted by the Board of Trustees of the Trust. Except for these differences between classes, each share of the Fund represents an undivided, proportionate interest in the Fund. The Information regarding the Trust's other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219, or by calling 1-800-480-4111.


INVESTMENT OBJECTIVE

The Fund seeks current income with liquidity and stability of principal by investing primarily in a diversified group of One Group(R) mutual funds which invest primarily in fixed income securities.

The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding shares (as defined in the Statement of Additional Information).

There is no assurance that the Fund will meet its investment objective.

INVESTMENT POLICIES OF THE FUND

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding shares unless a policy is expressly deemed to be fundamental. Shareholders will be notified of any material change in the Fund's investment policies.

PERMISSIBLE INVESTMENTS

The Fund will invest 90 to 100% of its assets in five Underlying Funds of The One Group(R) which invest primarily in fixed income securities, and up to 10% of its assets in one money market fund of The One Group. The Fund will invest its assets in the Underlying Funds, within the ranges indicated below.

    ------------------------------------------------------------------------------------------------
                                                                               INVESTMENT RANGE
                              INVESTOR FIXED INCOME FUND                   (PERCENT OF FUND ASSETS)
    ------------------------------------------------------------------------------------------------
    The One Group(R) Prime Money Market Fund............................            0 - 10%
    The One Group(R) Limited Volatility Bond Fund.......................            0 - 90%
    The One Group(R) Intermediate Bond Fund.............................            0 - 90%
    The One Group(R) Income Bond Fund...................................            0 - 90%
    The One Group(R) Government Bond Fund...............................            0 - 90%
    The One Group(R) Ultra Short-Term Income Fund.......................            0 - 90%


The allocation of the Fund's assets among the Underlying Funds will be made by the Advisor under the supervision of the Trust's Board of Trustees, within the percentage ranges set forth in the table above.



The Fund and the Underlying Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. Such securities include obligations of the U.S. government and its agencies and instrumentalities; commercial paper, bank certificates of deposit, repurchase agreements, bankers acceptance, variable amount master demand notes and bank money market deposit accounts. The Fund and the Underlying Funds may also hold cash or cash equivalents for liquidity purposes.


To the extent the Fund or the Underlying Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

DESCRIPTION OF THE UNDERLYING FUNDS

The following is a brief description of the principal investment policies of the Underlying Funds. Additional investment practices are described in "Investment Policies of the Underlying Funds," the Statement of Additional Information and the prospectus for each of the Underlying Funds.

PROSPECTUS

THE ONE GROUP(R) PRIME MONEY MARKET FUND

The One Group(R) Prime Money Market Fund seeks current income with liquidity and stability of principal. The fund intends to comply with the regulations of the Securities and Exchange Commission applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by the fund. Under these regulations, the fund will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less.

THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND


The One Group(R) Limited Volatility Bond Fund seeks current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities. The fund will normally invest at least 80% of total assets in debt securities of all types with short to intermediate maturities. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between one and five years. At least 65% of the fund's total assets will consist of bonds rated in one of the three highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") at the time of investment, or, if unrated, determined by the Advisor to be of comparable quality. In addition , at least 65% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The fund may also purchase taxable or tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks.


THE ONE GROUP(R) INTERMEDIATE BOND FUND


The One Group(R) Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high and medium-grade fixed-income securities with intermediate maturities. The fund will normally invest at least 80% of total assets in debt securities of all types. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between three and ten years. At least 65% of the fund's total assets will consist of bonds rated in one of the three highest rating categories by at least one NRSRO at the time of investment, or, if unrated, determined by the Advisor to be of comparable quality. However, the Advisor reserves the right to invest in more speculative debt securities if they present attractive opportunities and are rated in the fourth highest rating category by at least one NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality. In addition, at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The fund may also purchase taxable or tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks.


THE ONE GROUP(R) INCOME BOND FUND


The One Group(R) Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities. The fund will normally invest at least 70% of total assets in debt securities of all types rated in one of the four highest rating categories ("investment grade") by at least one NRSRO at the time of investment or, if unrated, determined by the Advisor to be of comparable quality. In addition, up to 30% of the fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below investment grade. Securities rated below investment grade are called "high yield" and "junk bonds." Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between five and twenty years. As a matter of fundamental policy, at least 65% of the fund's total assets will consist of bonds. The fund may also purchase taxable or tax-exempt municipal securities.


THE ONE GROUP(R) GOVERNMENT BOND FUND

The One Group(R) Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The fund seeks to achieve its objective principally through investment in securities issued by the U.S. government and its agencies and instrumentalities. At least 65% of the total assets of the fund will be invested in obligations guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or collateralized by mortgages that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The balance of the fund's assets may be invested in debt securities and taxable or tax-exempt municipal securities. The average weighted remaining maturity of the fund is expected to be between three and fifteen years.

THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND

The One Group(R) Ultra Short-Term Income Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The fund will normally invest at least 80% of its total assets in debt securities of all types, including money market instruments. In addition, up to 20% of

                                                                      PROSPECTUS
the fund's total assets may be invested in other securities, including preferred stock. The fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or collateralized by mortgages with periodic interest rate resets, some of which may be subject to repurchase agreements. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the fund also may purchase mortgage-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees as to timely payments. The fund also may purchase mortgage and interest rate swaps and interest rate floors and caps. The fund also may employ other investment techniques to enhance returns, such as loans of fund securities, mortgage dollar rolls, repurchase agreements, options contracts and reverse repurchase agreements.

The Fund will maintain a maximum duration approximately two years. Under normal interest rate conditions, the Fund's actual duration is expected to be in a range of approximately six months to one year.

RISK FACTORS

The investments of the Fund are concentrated in the Underlying Funds, so the Fund's investment performance is directly related to the performance of the Underlying Funds. In addition, as a matter of fundamental policy, the Fund must allocate its investments among the Underlying Funds within certain ranges. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints.


The Fund may invest in Underlying Funds which invest in medium or lower grade bonds. If these bonds are downgraded, the Advisor will consider whether to increase or decrease the Fund's investment in the affected Underlying Fund. Further, the Fund may invest in Underlying Funds which concentrate their assets in certain industries. Under certain circumstances, this could result in the Fund being concentrated in those industries. If this were to occur, the Advisor would consider whether to maintain or change the Fund's investments in such Underlying Funds.


SPECIAL RISKS OF INVESTING IN FIXED-INCOME FUNDS

The market value of a fund's fixed-income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under condition of default, changes in the value of fixed-income securities will not affect cash income derived from these securities but will affect the funds' net asset value.

SPECIAL RISKS OF FOREIGN SECURITIES

Investments in securities of foreign issuers involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs, and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Finally, since the funds may invest in securities denominated in foreign currencies, changes in exchange rates may affect the value of investments in the funds.

SPECIAL RISKS OF SMALL CAPITALIZATION COMPANIES

Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the funds may be volatile and the net asset value of shares of the funds may fluctuate.

SPECIAL RISKS OF MORTGAGE RELATED SECURITIES

Some of the funds invest in mortgage-related securities, such as mortgage-backed securities, adjustable rate mortgage loans ("ARMs"), fixed rate mortgage loans, and mortgage dollar rolls. The investment characteristics of mortgage-related securities differ from traditional debt securities. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. The major differences typically include more frequent interest and principal payments, usually monthly, the adjustability of interest rates, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, a fund may fail to recoup

PROSPECTUS
fully its investment in mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee. The funds intend to use hedging techniques to control this risk. In general, changes in the rate of prepayments on a mortgage-related security will change that security's market value and its yield to maturity. When interest rates fall, high prepayments could force a fund to reinvest principal at a time when investment opportunities are not attractive. Thus, mortgage-related securities may not be an effective means for a fund to lock in long-term interest rates. Conversely, during periods when interest rates rise, slow prepayments could cause the average life of the security to lengthen and the value to decline more than anticipated.

HOW TO DO BUSINESS WITH THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)


Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group(R) Services Company, by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Purchases and redemptions of shares of the Fund may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Fund are $1,000 and $100 respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and subsequent investment minimums may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B and Class C shares per individual purchase order.



Class A, Class B and Class C shares are offered to IRA account participants, investors in certain retirement plans such as 401(k) and similar qualified plans, and other long-term investors. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.


BY MAIL


Investors may purchase Class A, Class B and Class C shares of the Fund by completing and signing an Account Application Form and mailing it, along with a personal check (or other negotiable bank instrument or money order) payable to "The One Group(R)," the Fund, The One Group Services Company, or State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500. If the purchase order is to be credited to a Fund Direct IRA, the check should be payable to State Street Bank and Trust Company for the benefit of the Shareholder. Subsequent purchases of shares may be made at any time by mailing a personal check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111. Third party checks will not be accepted. When purchases are made by check or under the Systematic Investment Plan (see below), redemptions will not be allowed until the investment being redeemed has been in the Fund for 10 calendar days.



Purchases of Fiduciary Class shares, and Class A, Class B and Class C shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."


BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or the Shareholder Servicing Agents, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN


Class A, Class B and Class C investors may make automatic monthly investments in the Fund from their bank, savings and loan or other depository institution accounts. The minimum initial investment must be $1000 and subsequent


                                                                      PROSPECTUS
investments must be $25 under the Systematic Investment Plan, which minimum may be reduced at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account which would reduce the investor's return from an investment in the Fund.

FUND-DIRECT IRA

The Trust offers a tax-advantaged retirement plan for which the Fund may be an appropriate investment. The Trust's retirement plan allows participants to defer taxes while helping them build their retirement savings.

The One Group(R) Fund-Direct IRA is a retirement plan with a wide choice of investments offering people with earned income the opportunity to compound earnings on a tax-deferred basis. An IRA Adoption Agreement may be obtained by calling the Distributor at 1-800-480-4111.

ADDITIONAL INFORMATION REGARDING PURCHASES


A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be cancelled if the Transfer Agent does not receive Federal funds before close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A, Class B and Class C shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of shares of the Fund is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares may also be issued in transactions involving the acquisition by the Fund of securities held by collective investment funds sponsored and administered by affiliates of the Advisor. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because the distribution expenses charged to Class A shares, Class B and Class C shares are not charged to Fiduciary Class shares.


The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.


Fiduciary Class shares offered to institutional investors and to investors in certain retirement plans, and Class A, Class B and Class C shares offered to IRA account participants and investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.


No certificates representing shares of the Fund will be issued. In communications to Shareholders, the Fund will not duplicate mailings of Fund material to Shareholders who reside at the same address.

PROSPECTUS

SALES CHARGE

CLASS A SHARES

The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge reallowed to financial institutions and intermediaries (the "commission"):

                                                                               SALES CHARGE
                                                             SALES CHARGE     AS APPROPRIATE      COMMISSION
                                                                 AS A         PERCENTAGE OF          AS A
                                                            PERCENTAGE OF       NET AMOUNT      PERCENTAGE OF
AMOUNT OF PURCHASE                                          OFFERING PRICE       INVESTED       OFFERING PRICE
------------------                                          --------------    --------------    --------------
less than $100,000.......................................        4.50%             4.71%             4.05%
$100,000 but less than $250,000..........................        3.50%             3.53%             3.05%
$250,000 but less than $500,000..........................        2.50%             2.36%             2.05%
$500,000 but less than $1,000,000........................        2.00%             2.04%             1.60%
$1,000,000 or more.......................................        0.00%             0.00%             0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown above. The maximum cash compensation payable by the Distributor as a sales charge is 3.00% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of the shares of the Fund in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to 1.00% of the offering price of Class A shares of the Fund for sales of $1 million to $5 million, and 0.50% for sales over $5 million. A Shareholder who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such Shareholder redeems any or all of the Class A shares prior to the first anniversary of purchase. Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION


In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A, Class B, and Class C shares of the Fund and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.


The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 in Class A shares of one (or more) of the funds of the Trust that imposes a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 2.00% (the sales charge applicable to purchases of $250,000) and .50% of the investment (representing the difference between the 2.50% sales charge applicable to purchases of $100,000 and the 2.00% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

                                                                      PROSPECTUS

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES


No sales charge is imposed on Class A shares of the Fund: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-Advisor of a fund of the Trust and such sub-Advisor's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment Advisors, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment Advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment Advisor, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; (x) directly purchased with the proceeds of a distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is the Trustee or Paying Agent; or (xi) purchased in connection with plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.


An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi), and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi), and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi), and (vii).

CONTINGENT DEFERRED SALES CHARGE


CLASS B SHARES AND CLASS C SHARES



Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. Class C shares also are not subject to a sales charge when they are purchased, but are subject to a Contingent Deferred Sales Charge if a Shareholder redeems them prior to the first anniversary of purchase. When a Shareholder purchases Class B and Class C shares, the full purchase amount is invested directly in the Fund. Class B and Class C shares of the Fund are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Fund's average daily net assets as provided in the CDSC Plan (described below under "The Distributor"). This ongoing fee will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.



Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the CDSC Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions


PROSPECTUS
and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to dealers and agents for selling such shares. A dealer reallowance of 4.00% of the original purchase price of the Class B shares and 1.00% of the original purchase price of Class C shares will be paid to financial institutions and intermediaries.



Class B and Class C Shareholders will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.


The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.


CLASS B SHARES



                                                                                CONTINGENT DEFERRED
                                                                                 SALES CHARGE AS A
    YEAR(S)                                                                        PERCENTAGE OF
    SINCE                                                                          DOLLAR AMOUNT
    PURCHASE                                                                     SUBJECT-TO CHARGE
    --------                                                                    -------------------
    0-1.....................................................................           5.00%
    1-2.....................................................................           4.00%
    2-3.....................................................................           3.00%
    3-4.....................................................................           3.00%
    4-5.....................................................................           2.00%
    5-6.....................................................................           1.00%
    6-7.....................................................................            None
    7-8.....................................................................            None



To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).



CLASS C SHARES



                                                                                CONTINGENT DEFERRED
                                                                                 SALES CHARGE AS A
    YEAR(S)                                                                        PERCENTAGE OF
    SINCE                                                                          DOLLAR AMOUNT
    PURCHASE                                                                     SUBJECT-TO CHARGE
    --------                                                                    -------------------
    0-1.....................................................................           1.00%
    After first year........................................................            None



In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B or Class C shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, next Class C shares, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.


WAIVER OF CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualified retirement plan if redemption is made within one year of such death or disability; or (iii) to the extent that the redemption represents a minimum required distribution from an

                                                                      PROSPECTUS

Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2 or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."


CONVERSION FEATURE


Class B shares will automatically convert to Class A shares eight years after the end of the month in which the shares were purchased and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Class C shares will convert to Class A shares after six years. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.



For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B and Class C shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B or Class C shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B or Class C shares in the sub-account will also convert to Class A shares.



If a Shareholder effects one or more exchanges among Class B or Class C shares of the funds of the Trust during the eight or six year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that eight or six year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class C shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B or Class C shares converted, although the dollar value will be the same.


EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of the Fund may exchange their shares for Class A shares of the Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders may exchange their shares for Fiduciary Class shares of the Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

The exchange privilege may be exercised only in those states where the shares of the Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B

Class B Shareholders of the Fund may exchange their shares only for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.

PROSPECTUS

CLASS C



Class C Shareholders of the Fund may exchange their shares only for Class C shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class C shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class C shares. The requirements applicable to computing the Contingent Deferred Sales Charge on the exchange of Class B shares are also applicable to the exchange of Class C shares.


ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.


The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax Advisors for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Fund.


A more detailed description of the above is set forth in the Statement of Additional Information.


The Trust's exchange privilege is not intended to afford Shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Trust has established a policy of limiting excessive exchange activity.



Exchange activity generally will not be deemed excessive if limited to TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (AT LEAST 30 DAYS APART) from the Fund during any twelve month period. Notwithstanding these limitations, the Trust reserves the right to reject any purchase request (including exchange purchases from other funds of the Trust) that is reasonably deemed to be disruptive to efficient portfolio management.


REDEMPTIONS


Shareholders may redeem their shares without charge (except Class B and Class C shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable Contingent Deferred Sales Charge for Class B and Class C shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.


BY MAIL


A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All requests for redemptions from IRA accounts must be in writing. Redemption request forms may be obtained from the Transfer Agent by calling (800) 480-1111. All written redemption requests should be sent to The One Group(R), c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange, or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.


The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $5,000 worth of shares or less; (ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE OR BY WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by

                                                                      PROSPECTUS
telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN


Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each, unless the withdrawal plan is part of a required minimum distribution from an IRA or other qualified retirement plan. There is no charge for this service. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.



Pursuant to the Systematic Withdrawal Plan, Class B and Class C Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date of redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date.


In addition, Shareholders who have attained the age of 70 1/2 may elect to receive distributions, to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan.

If the amount of systematic withdrawal exceeds income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 15 or more days until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

FUND MANAGEMENT

THE ADVISOR


The Trust and Banc One Investment Advisors Corporation (the "Advisor") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its bank or non-bank affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.



The Advisor is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona,


PROSPECTUS

Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance.


On a consolidated basis, BANC ONE CORPORATION had assets of over $101 billion as of December 31, 1996.



The Advisor represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group(R) since 1985 (then known as "The Helmsman Fund").


No single person is responsible for managing the assets of the Fund. Rather, investment decisions for the Fund are made by committee.


The Advisor is entitled to a fee which is calculated daily and paid monthly, at a rate of .05% of the average daily net assets of the Fund. The Advisor may voluntarily waive all or part of this fee.



The Advisor also serves as investment Advisor to each of the Underlying Funds. As a shareholder of each of the Underlying Funds, the Fund will indirectly bear its proportionate share of investment advisory fees paid by those funds. The Underlying Funds pay the Advisor an advisory fee at the following rates:



    The One Group(R) Prime Money Market Fund................................................  .30%
    The One Group(R) Limited Volatility Bond Fund...........................................  .40%
    The One Group(R) Intermediate Bond Fund.................................................  .40%
    The One Group(R) Income Bond Fund.......................................................  .40%
    The One Group(R) Government Bond Fund...................................................  .45%
    The One Group(R) Ultra Short-Term Income Fund...........................................  .30%


THE DISTRIBUTOR

The One Group(R) Services Company (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Fund are sold on a continuous basis.


Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Fund. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of Class A shares of the Fund. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.



Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class C shares are subject to a contingent Deferred Sales Charge if such shares are redeemed prior to the first anniversary of purchase. Class B and Class C shares of the Fund are subject to an ongoing distribution and Shareholder service fee as provided in the CDSC Distribution and Shareholder Services plan (the "CDSC Plan") at an annual rate of 1.00% of the Fund's average daily net assets, which includes Shareholder servicing fees of .25% of the Fund's average daily net assets. Currently, the Distributor has voluntarily agreed to limit payments under the Class B Plan to .90% of the average daily net assets of the Class B shares of the Fund.



Proceeds from the Contingent Deferred Sales Charge and the distribution and the Shareholder service fees under the CDSC Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of Class B and Class C shares, such as the payment of compensation to dealers and agents for selling such shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase.



The Plan and the CDSC Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund also may execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which the affiliate or the Distributor


                                                                      PROSPECTUS
receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.

Fiduciary Class shares of the Fund are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

THE ADMINISTRATOR

The One Group(R) Services Company, (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Fund (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.


The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.


The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .10% of the Fund's average daily net assets on the first $500,000,000 in Fund assets, .075% of the Fund's average daily net assets between $500,000,000 and $1 billion, and .05% of the Fund's average daily net assets when Fund assets exceed $1 billion.

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust, for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company. Bank One Trust Company receives a fee paid by the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.


The Advisor and the Administrator of the Fund each bears all expenses incurred in connection with the performance of their services as investment Advisor and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.



As a general matter, as set forth in the Multiple Class Plan, expenses are allocated to each class of shares of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A, Class B and Class C shares, other than in accordance with the relative net asset value of the class, are the distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Fund in proportion to the relative net asset value of the shares of such classes.


The organizational expenses of the Fund have been capitalized and are being amortized in the first five years of the Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

PROSPECTUS

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

As set forth in the Multiple Class Plan, each share held entitles the Shareholder of record to one vote. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS


Net investment income (exclusive of capital gains) is determined and declared monthly, and is determined and distributed in the form of monthly dividends to Shareholders of Record on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually.


To maintain a relatively even rate of distributions from the Fund rather than having substantial fluctuations from period to period, the monthly distributions level from the Fund may be fixed from time to time at rates consistent with the Advisor's long-term earnings expectations.


Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B, Class C or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.


Class B shares received as dividends and capital gains distributions at net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. See "Conversion Feature."

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.


The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A, Class B, and Class C shares because of the distribution expenses charged to Class A, Class B, and Class C shares.


SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

                                                                      PROSPECTUS

OTHER INVESTMENT POLICIES

PORTFOLIO TURNOVER


Portfolio turnover may vary greatly from year to year as well as within a particular year. It is presently estimated that the annual portfolio turnover rate for the Fund will not exceed 100%. Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to the Fund's Shareholders.


INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:


1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of regulated investment companies, and if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Fund's total assets. For purposes of this limitation, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.


2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except for investments in funds of The One Group(R), provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information. For the investment limitations of the Underlying Funds, see the applicable prospectuses.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the Underlying Funds. As described above in "Investment Polices of the Fund -- Permissible Investments," the Fund may also invest directly in certain of the following instruments for temporary defensive purposes. For a more detailed description, see the Statement of Additional Information or the prospectuses of the Underlying Funds.

U.S. TREASURY OBLIGATIONS -- The funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

RECEIPTS -- The funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

CERTIFICATES OF DEPOSIT -- Certificates of deposit ("CDs") are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

PROSPECTUS

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. Maturities are generally six months or less.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance specific types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S. government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

CORPORATE SECURITIES -- Corporate securities include corporate bonds, convertible and non-convertible debt securities, and preferred stocks, as well as commercial paper (short-term promissory notes issued by corporations). Issuers of corporate bonds and notes are divided into many different categories by bond market sector, such as electric utilities, gas utilities, telephone utilities, consumer finance companies, wholesale finance companies and industrial companies. Within each major category of issuer, there are many subcategories.

WARRANTS -- Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

COMMON STOCK -- Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

INVESTMENT COMPANY SECURITIES -- The funds may invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of their assets in the securities of other investment companies.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The funds bear a risk of loss in the event the other party defaults on its obligations and the funds are delayed or prevented from their right to dispose of the collateral securities or if the funds realize a loss on the sale of the collateral securities.

REVERSE REPURCHASE AGREEMENTS -- The funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The funds will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the funds enter into a reverse repurchase agreement, they would place liquid high grade debt securities having a value equal to the repurchase price (including accrued interest), in a segregated custodial account and would subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the funds may decline below the price at which the funds are obligated to repurchase the securities.

DEMAND FEATURES -- The funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount at a fixed price (usually with accrued interest) within a fixed period (usually seven days) following a demand by the funds. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the funds to meet redemption requests and remain as fully invested as possible.

ASSET-BACKED SECURITIES -- Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and

                                                                      PROSPECTUS
interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying debt will be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain interest rate and prepayment rate scenarios, the funds may fail to recoup fully their investment in asset-backed securities. Asset-backed securities are commonly considered to be derivatives.

SHORT-TERM FUNDING AGREEMENTS -- The funds may, in order to enhance yield, make limited investments in short-term funding agreements issued by banks and highly rated insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company and are paid from the general assets of the issuing entity. The funds will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated "A" or the equivalent by at least one NRSRO and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements.

SECURITIES OF FOREIGN ISSUERS -- The funds may invest in securities of foreign issuers to achieve income or capital appreciation. The funds also may invest in commercial paper of foreign issuers and obligations of foreign branches of U.S. banks, U.S. and London branches of foreign banks, and supranational entities which are established through the joint participation of several governments (e.g., the Asian Development Bank and the Inter-American Development Bank). Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"), which are securities typically issued by a U.S. financial institution that evidence ownership interests in a pool of securities issued by a foreign issuer. ADRs include American Depository Shares and New York Shares. There may be less information available on the foreign issuers of unsponsored ADRs than on the issuers of sponsored ADRs.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are debt obligations secured by real estate loans and pools of loans. The funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Mortgage-backed securities may also be issued by non-governmental entities and may or may not have private insurer guarantees of timely payments. The funds also may invest in mortgage-backed securities issued by non-government entities, which consist of Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the funds may have to reinvest in securities with a lower yield. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

STRIPPED MORTGAGE-BACKED SECURITIES -- The funds may, to enhance revenues or hedge against interest rate risk, invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. The funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS 21 will have one class receiving all of the interest from the mortgage assets ("IOs"), while the other class will receive all of the principal ("POs"). If the underlying mortgage assets experience greater than anticipated prepayments of principal, the funds may fail to fully recoup their initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the funds' limitations on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates.

MORTGAGE DOLLAR ROLLS -- The funds may enter into mortgage "dollar rolls" in which the funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the funds compared with what such performance would have been without the use of mortgage dollar rolls.

PROSPECTUS

FIXED RATE MORTGAGE LOANS -- Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. The funds may invest in fixed rate mortgage loans that are privately issued and are not issued or guaranteed by the U.S. government.

SECURITIES LENDING -- In order to generate additional income, the funds may lend up to 33% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Advisor to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. The funds will enter into loan arrangements only with counterparties which the Advisor has deemed to be creditworthy under guidelines established by the Board of Trustees. Loans are subject to termination by the funds or the borrower at any time, and are therefore, not considered to be illiquid investments.

RESTRICTED SECURITIES -- The funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under Federal securities law and is generally sold to institutional investors, such as the funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS -- The funds may purchase securities on a when-issued basis when deemed by the Advisor to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. When the Advisor purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. The funds generally will not pay for such securities or earn interest on them until received. In a forward commitment transaction, the funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

OPTIONS -- The funds may purchase and write (i.e., sell) call options and put options on securities and indices, which options are traded on national securities exchanges. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. There are risks associated with options transactions, including the following: (i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the funds and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the funds will receive a premium when they write covered call options, they may not participate fully in a rise in the market value of the underlying security. It is expected that the funds will only engage in option transactions with respect to permitted investments and related indices.

FUTURES CONTRACTS AND RELATED OPTIONS -- Certain of the funds may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the funds' total assets at current value. Options and futures can be volatile instruments, and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a fund's return. The funds could also experience losses if the prices of their options and futures positions were poorly correlated with their other instruments, or if they could not close out their positions because of an illiquid secondary market.

                                                                      PROSPECTUS

SWAPS, CAPS AND FLOORS -- In order to protect the value of the funds from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the funds' investments are traded, the funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, for both hedging and non-hedging purposes. Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, a fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

NEW FINANCIAL PRODUCTS -- New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the funds may invest in any such options, contracts and products as may be developed to the extent consistent with their investment objective, policies and restrictions and the regulatory requirements applicable to investment companies. These various products may be used to adjust the risk and return characteristics of the funds' portfolio of investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of the funds would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the funds to potentially greater return as well as potentially greater risk of loss than more traditional fixed-income investments.

STRUCTURED INSTRUMENTS -- Structured instruments are debt securities issued by agencies or instrumentalities of the U.S. government (such as Sallie Mae, Ginnie Mae, Fannie Mae, and Freddie Mac), banks, municipalities, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available. Structured instruments are commonly considered to be derivatives.

While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Advisor, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

MUNICIPAL SECURITIES -- Municipal Securities are issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities are generally classified as "general obligation" bonds and "revenue" bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are not payable from the issuer's general revenues. The funds also may purchase short-term tax-exempt General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt obligations. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a fund's municipal securities in the same manner. In addition, the Internal Revenue Code of 1986, as amended (the "Code") imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure

PROSPECTUS
and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

INVERSE FLOATING RATE INSTRUMENTS -- The funds may seek to increase yield by investing in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

The following descriptions of S&P's and Moody's corporate and municipal bond ratings have been published by S&P and Moody's, respectively.

STANDARD & POOR'S RATING SERVICES

Investment Grade

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher categories.

                                                                      PROSPECTUS

Non-Investment Grade

Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rated category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating C1 is reserved for income bonds on which no interest is being paid.

Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-). Ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTOR SERVICE, INC.

Investment Grade

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds that are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of securities rated BBB or Baa to make principal and interest payments than is the case with higher grade securities.

Non-Investment Grade

Bonds rated Ba are more uncertain and have speculative elements. The protection of interest and principal payments is not well safeguarded during good and bad times. Bonds rated B lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time).

Bonds rated Caa have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments. Bonds rated Ca are speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating. Bonds in this category have extremely poor prospects of ever attaining investment standing.

PROSPECTUS

Unrated securities will be treated as non-investment grade securities unless the Advisor determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state, municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:


- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).



- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).


Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.


MISCELLANEOUS


PERFORMANCE

From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.


The Trust will include information on all classes of shares of the Fund in any advertisement or information including performance data for the Fund. The performance for Fiduciary Class shares may be higher than for Class A, Class B and Class C shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.


The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

                                                                      PROSPECTUS

TAXES


The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax Advisors regarding specific questions as to the tax consequences of investing in the Fund.


TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. Generally, dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares, and any net capital gains will be distributed at least annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the Code ("qualified retirement plans") will not be taxable. The Federal tax treatment of qualified retirement plans, as well as distributions from such plans, is governed by specific provisions of the Code. If shares are held by a retirement plan that ceases to qualify for tax-exempt treatment under the Code or by an individual who has received such shares as a distribution from a retirement plan, the Fund's distributions will be taxable to such plan or individual as described in the preceding paragraph. Persons considering directing the investment of their qualified retirement plan account in the Fund and qualified retirement plan trusts considering purchasing such shares, should consult their tax advisors for a more complete explanation of the Federal tax consequences, and for an explanation of the state, local and (if applicable) foreign tax consequences of making such an investment.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.


Certain securities purchased by the Fund (such as STRIPS, CUBES, TRS, TIGRS and
CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Advisor would not have chosen to sell such securities and may result in a taxable gain or loss.


Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by Shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax Advisors regarding the state and local tax treatment of the dividends received from the Fund.

The Fund may be subject to foreign withholding taxes on income derived from obligations of foreign issuers. The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

Sale, exchange or redemption of Fund shares by a Shareholder will generally be a taxable event to such Shareholder.

PROSPECTUS

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation

1111 Polaris Parkway


2nd Floor, Suite 100


Columbus, OH 43271-0211


Distributor
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

TOG

                       STATEMENT OF ADDITIONAL INFORMATION

                                THE ONE GROUP(R)

            The One Group U.S. Treasury Securities Money Market Fund
               (the "U.S. Treasury Securities Money Market Fund")
      The One Group Prime Money Market Fund (the "Prime Money Market Fund")
  The One Group Municipal Money Market Fund (the "Municipal Money Market Fund") The One Group Ohio Municipal Money Market Fund (the "Ohio Municipal Money Market
                                     Fund")
           The One Group Income Equity Fund (the "Income Equity Fund")
       The One Group Disciplined Value Fund (the "Disciplined Value Fund")
    The One Group Growth Opportunities Fund (the "Growth Opportunities Fund") The One Group International Equity Index Fund (the "International Equity Index
                                     Fund")
            The One Group Equity Index Fund (the "Equity Index Fund")
     The One Group Large Company Value Fund (the "Large Company Value Fund")
    The One Group Large Company Growth Fund (the "Large Company Growth Fund")
        The One Group Asset Allocation Fund (the "Asset Allocation Fund")
             The One Group Income Bond Fund (the "Income Bond Fund")
 The One Group Limited Volatility Bond Fund (the "Limited Volatility Bond Fund")
       The One Group Intermediate Bond Fund (the "Intermediate Bond Fund")
         The One Group Government Bond Fund (the "Government Bond Fund")
 The One Group Ultra Short-Term Income Fund (the "Ultra Short-Term Income Fund")
        The One Group Municipal Income Fund (the "Municipal Income Fund")
 The One Group Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Bond
                                     Fund")
     The One Group Ohio Municipal Bond Fund (the "Ohio Municipal Bond Fund")
     The One Group Texas Tax-Free Bond Fund (the "Texas Tax-Free Bond Fund")
  The One Group West Virginia Municipal Bond Fund (the "West Virginia Municipal
                                   Bond Fund")
 The One Group Kentucky Municipal Bond Fund (the "Kentucky Municipal Bond Fund")
  The One Group Arizona Municipal Bond Fund (the "Arizona Municipal Bond Fund")
   The One Group Treasury Money Market Fund (the "Treasury Money Market Fund") The One Group Treasury Only Money Market Fund (the "Treasury Only Money Market
                                     Fund")
 The One Group Government Money Market Fund (the "Government Money Market Fund") The One Group Tax Exempt Money Market Fund (the "Tax Exempt Money Market Fund")
The One Group Institutional Prime Money Market Fund (the "Institutional Prime
                               Money Market Fund")
   The One Group Louisiana Municipal Bond Fund (the "Louisiana Municipal Bond
                                     Fund")
            The One Group Value Growth Fund (the "Value Growth Fund")
       The One Group Gulf South Growth Fund (the "Gulf South Growth Fund")
                  The One Group Income Fund (the "Income Fund")
       The One Group Investor Growth Fund (the "Investor Growth Fund) The
  One Group Investor Growth & Income Fund (the "Investor Growth & Income Fund) The One Group Investor Aggressive Growth Fund (the "Investor Aggressive Growth")
   The One Group Investor Fixed Income Fund (the "Investor Fixed Income Fund") The One Group Investor Conservative Growth Fund (the "Investor Conservative
                                  Growth Fund")
       The One Group Investor Balanced Fund (the "Investor Balanced Fund")

                                November 1, 1996

                            As amended June ___, 1997


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund, the Income Equity Fund, the Disciplined Value Fund, the Growth Opportunities Fund, the International Equity Index Fund, the Equity Index Fund, the Large Company Value Fund, the Large Company Growth Fund, the Income Bond Fund, the Limited Volatility Bond Fund, the Intermediate

Bond Fund, the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Government Bond Fund, the Ultra Short-Term Income Fund, the Asset Allocation Fund, the Municipal Income Fund, the Texas Tax-Free Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund, the Ohio Municipal Money Market Fund, the Treasury Money Market Fund, the Treasury Only Money Market Fund, the Government Money Market Fund, the Tax Exempt Money Market Fund, the Institutional Prime Money Market Fund, the Louisiana Municipal Bond Fund, the Value Growth Fund, the Gulf South Growth Fund, the Income Fund, the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Aggressive Growth Fund, the Investor Fixed Income Fund, the Investor Conservative Growth Fund, and the Investor Balanced Fund. The Prospectuses for each of The One Group Funds are dated November 1, 1996 (except the prospectuses for the Income Fund, the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Aggressive Growth Fund, the Investor Fixed Income Fund, the Investor Conservative Growth Fund, the Investor Balanced Fund, the Intermediate Bond Fund, the Government Bond Fund, the Limited Volatility Bond Fund, the Income Bond Fund and the Ultra Short-Term Income Fund, which are dated June ___, 1997). This Statement of Additional Information is incorporated in its entirety into each of those Prospectuses. A copy of each of the Prospectuses for the Trust may be obtained by writing to the Distributor for the Trust, The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800)-480-4111.

                                TABLE OF CONTENTS

                                                                            PAGE

THE TRUST
INVESTMENT OBJECTIVES AND POLICIES
   Additional Information on Fund Instruments
      High Quality Investments With Regard to the Money Market and
         Institutional Money Market Funds
      Bank Obligations
      Commercial Paper
      Repurchase Agreements
      Reverse Repurchase Agreements
      Government Securities
      Futures and Options Trading
         Futures Contracts
         Restrictions on the Use of Futures Contracts
         Risk Factors in Futures Transactions
         Options Contracts
      Covered Calls
      Puts
      Purchasing Call Options
      Risk Factors in Options Transactions
      Mortgage-related Securities
      Yield, Market Value and Risk Considerations of Mortgage-Backed
         Securities
      Foreign Investments
      PERCS*
      When-Issued Securities
      Securities Lending
      Index Investing by the Equity Index and International Equity
         Index Funds
      Foreign Currency Transactions
         Transaction Hedging
         Position Hedging
         Currency Forward and Futures Contracts
      General Characteristics of Currency Futures Contracts
         Foreign Currency Options
         Foreign Currency Conversion
      Variable and Floating Rate Notes
      Municipal Securities
      Demand Features
      Swaps, Caps and Floors
      Structured Instruments
      New Financial Products
      Restricted Securities
      High Yield Securities
      Ohio Municipal Securities
         Risk Factors Regarding Investments in Ohio Municipal Securities West Virginia Municipal Securities
         Risk Factors Regarding Investments in West Virginia Municipal
           Securities
      Kentucky Municipal Securities
         Risk Factors Regarding Investments in Kentucky Municipal
           Securities
      Texas Municipal Securities
         Risk Factors Regarding Investments in Texas Municipal
           Securities

                                                                            PAGE

      Arizona Municipal Securities
         Risk Factors Regarding Investments in Arizona Municipal
           Securities
      Louisiana Municipal Securities
         Risk Factors Regarding Investments in Louisiana Municipal
           Securities
   Investment Restrictions
   Portfolio Turnover
   Additional Tax Information Concerning All Funds of the Trust Additional Tax Information Concerning the Tax-Free Funds Additional Tax Information Concerning the International Equity
      Index Fund
   Foreign Tax Credit
VALUATION
   Valuation of the Money Market and Institutional Money Market Funds Valuation of the Equity Funds, the Bond Funds and the Municipal
      Bond Funds
ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET
   ASSET VALUE
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
MANAGEMENT OF THE TRUST
   Trustees & Officers
   Investment Advisor
      Banc One Investment Advisors Corporation
      Boston International Advisors, Inc
   Glass-Steagall Act
   Portfolio Transactions
   Administrator
   Expenses
   Distributor
   Distribution Plan
   Custodian and Transfer Agent
   Experts
ADDITIONAL INFORMATION
   Description of Shares
   Shareholder and Trustee Liability
   Calculation of Performance Data
   Miscellaneous
APPENDIX

                                    THE TRUST

         The One Group (the "Trust") is an open-end management investment company. The Trust consists of Forty series of units of beneficial interest ("Shares") each representing interests in one of Forty separate investment portfolios ("Funds", formerly "Portfolios"), I.E., the U.S. Treasury Securities Money Market Fund (formerly the U.S. Treasury Money Market Portfolio), the Prime Money Market Fund, the Municipal Money Market Fund (formerly the Tax-Free Obligations Portfolio) and the Ohio Municipal Money Market Fund (these four Funds being collectively referred to as the "Money Market Funds"), the Income Equity Fund, the Disciplined Value Fund, the Growth Opportunities Fund (formerly the Small Company Growth Fund and the Growth Equity Portfolio), the Equity Index Fund, the International Equity Index Fund, the Large Company Value Fund (formerly, the Quantitative Equity Portfolio), the Large Company Growth Fund, the Asset Allocation Fund (formerly, the Flexible Balanced Portfolio), the Value Growth Fund and the Gulf South Growth Fund (these ten Funds being collectively referred to as the "Equity Funds"), the Income Bond Fund (formerly the Income Portfolio), the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Income Fund and the Ultra Short-Term Income Fund (formerly the Government ARM Fund) (these six Funds being collectively referred to as the "Bond Funds"), the Intermediate Tax-Free Bond Fund, the Municipal Income Fund (formerly the Tax-Free Bond Fund), the Ohio Municipal Bond Fund, the Texas Tax-Free Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund, and the Louisiana Municipal Bond Fund (these eight Funds being collectively referred to as the "Municipal Bond Funds"), the Treasury Money Market Fund, the Treasury Only Money Market Fund, the Government Money Market Fund, the Tax Exempt Money Market Fund, and the Institutional Prime Money Market Fund (these five Funds being collectively referred to as the "Institutional Money Market Funds"), the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Aggressive Growth Fund, the Investor Fixed Income Fund, the Investor Conservative Growth Fund, and the Investor Balanced Fund (these six Funds being collectively referred to as the "Funds of Funds"). The Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Texas Tax-Free Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund, the Tax Exempt Money Market Fund and the Louisiana Municipal Bond Fund are sometimes referred to herein as the "Tax-Free Funds."

         Information regarding the Treasury & Agency Fund is contained in a separate Statement of Information dated November 1, 1996 which may be obtained by writing to the Distributor for the Trust, The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 480-4111.


         All of the Trust's Funds are diversified, as defined under the Investment Company Act of 1940, as amended (the "1940 Act"), with the exception of the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Texas Tax-Free Bond Fund, the Arizona Municipal Bond Fund, the Ohio Municipal Money Market Fund, the Louisiana Municipal Bond Fund, and the Gulf South Growth Fund, which are non-diversified. The shares in the Funds of the Trust (other than the Institutional Money Market Funds, the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Funds of Funds) are offered in three separate classes: Fiduciary Class Shares, Class A Shares and Class B Shares. The U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund offer Class A Shares, Fiduciary Class Shares and Service Class Shares. The Funds of Funds offer Fiduciary Class Shares, Class A Shares, Class B Shares and Class C Shares. Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

ADDITIONAL INFORMATION ON FUND INSTRUMENTS


         High Quality Investments With Regard to the Money Market and Institutional Money Market Funds


         As noted in the Prospectuses for the Money Market and Institutional Money Market Funds, each such Fund may invest only in obligations determined by the Fund's investment Advisor, Banc One Investment Advisors Corporation ("Banc One Advisors") to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees.

         The Treasury Money Market Fund and the Treasury Only Money Market Fund may only invest in U.S. Treasury bills, notes and other U.S. Treasury obligations issued or guaranteed by the U.S. Government. Some of the securities held by the Treasury Money Market Fund may be subject to repurchase agreements.

         The Government Money Market Fund invests exclusively in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

         The Tax Exempt Money Market Fund may invest only in obligations which, at the time of purchase, (i) possess the highest short-term ratings from a nationally recognized statistical rating organization (an "NRSRO") in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, the highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (I.E., are unrated) but are determined by Banc One Advisors to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees (collectively, "First Tier Securities"). Some of the securities of the Tax Exempt Money Market Fund may be subject to repurchase agreements.

         With regard to the Money Market Funds and the Institutional Money Market Funds other than the Tax Exempt Money Market Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs or (iii) do not possess a rating (I.E., are unrated) but are determined by Banc One Advisors to be of comparable quality to the rated instruments eligible for purchase by the Trust under guidelines adopted by the Board of Trustees (collectively, "Eligible Securities"). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by Banc One Advisors to be comparable in priority and security to the obligation selected for purchase by the Trust.

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by Banc One Advisers to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by Banc One Advisors. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories.

         Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by Banc One Advisors pursuant to the guidelines adopted by the Board of Trustees. Second-Tier Securities are all other Eligible Securities.

         Each Money Market and Institutional Money Market Fund other than the Ohio Municipal Money Market, the Municipal Money Market and the Tax Exempt Money Market Funds will not invest more than 5% of its total assets in the First Tier Securities of any one issuer. In addition, each Fund other than the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Tax Exempt Money Market Fund may not invest more than 5% of its total assets in Second Tier Securities, with investment in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1.0 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of a Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and, with respect to each Money Market Fund and each Institutional Money Market Fund other than the Treasury Only Money Market Fund, repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by the Trust's Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, Banc One Advisors may be required to promptly dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         The Appendix to this Statement of Additional Information identifies each NRSRO which may be utilized by Banc One Advisors with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         Bank Obligations

         Each Fund except the U.S. Treasury Securities Money Market Fund, the International Equity Index Fund, the Treasury Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits. The International Equity Index Fund may invest in bank obligations such as certificates of deposit and demand and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The International Equity Index Fund may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

         Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. Demand deposits are funds deposited in a commercial bank or a savings and loan association which, without prior notice to the bank, may be withdrawn generally by negotiable draft. Time and demand deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit.

         Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Limited Volatility Bond Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest rating category by at least one NRSRO (such as A-1 by Standard & Poor's Corporation ("S&P"), P-1 by Moody's Investor Service, Inc. ("Moody's") or F-1 by Fitch Investors Services ("Fitch")) or if unrated, determined by Banc One Advisors to be of comparable quality. The Asset Allocation Fund, the Equity Funds other than the International Equity Index Fund, the Municipal Bond Funds, the Income Bond Fund, the Intermediate Bond Fund, and the Ultra Short-Term Income Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Advisors to be of comparable quality. The Income Fund may purchase commercial paper consisting of issues rated at the time of purchase in all rating categories by at least one NRSRO, or, if unrated, determined by Banc One Advisors to be of comparable quality.

         Repurchase Agreements

         Securities held by each Fund other than the Treasury Only Money Market Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation (or in the case of the International Equity Index Fund, such banks or foreign banks) with total assets in excess of $1 billion (or in the case of the International Equity Index Fund, the equivalent of $1 billion) and registered broker-dealers (or in the case of the International Equity Index Fund, broker-dealers which may or may not be registered) which Banc One Advisors deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the

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disposition of such securities by the Fund were delayed pending court action.
Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Although there is no current intention to do so, the International Equity Index Fund reserves the right in the future to enter into repurchase agreements. Repurchase agreements are considered by the Securities and Exchange Commission to be loans by a Fund under the 1940 Act.

         Reverse Repurchase Agreements

         Each of the Funds other than the Treasury Only Money Market Fund, the Ohio Municipal Money Market Fund and the Funds of Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements, although the International Equity Index Fund has no current intention to do so. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as liquid high grade debt securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the Securities and Exchange Commission to be borrowings by a Fund under the 1940 Act.

         Government Securities

         With the exception of the U.S. Treasury Securities Money Market Fund, the Treasury Money Market Fund and the Treasury Only Money Market Fund, which will invest only in obligations issued or guaranteed by the U.S. Treasury, each of the Funds may invest in obligations issued or guaranteed by agencies and instrumentalities of the U.S. government. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when Banc One Advisors or the Investment Sub-Advisor ("Sub-Advisor") believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objectives and Policies--Mortgage-related Securities" in this Statement of Additional Information.


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         Futures and Options Trading

         Futures Contracts. The Equity Funds and the Bond Funds, except the Limited Volatility Bond Fund, may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested , reducing transaction costs, or managing interest rate risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

         Although most futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

         When making future trades, the Funds are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

         Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the CFTC if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. A Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the CFTC without rendering the fund a commodity pool operator or adversely affecting its status as an investment company for federal securities laws or income tax purposes.

         A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of managing this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.

         A Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying reference security or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

         Restrictions on the Use of Futures Contracts. None of the Funds will enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits and premiums on open contracts exceeds 5% of the market value of the respective Fund's total assets. The Funds of Funds will not enter into futures contract transactions, however, the One Group mutual funds in which they invest may do so as described herein. In addition, none of the Equity Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.

         The Funds have undertaken to restrict their futures contract trading as follows: first, the Funds will not engage in transactions in futures contracts for speculative purposes; second, the Funds will not market themselves to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Funds will disclose to all prospective Shareholders the purpose of and limitations on their commodity futures trading; fourth, the Funds will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Funds may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

         The Fund also may engage in straddles and spreads. In a straddle transaction, the Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when Banc One Advisors believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

         In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Trust's intention to qualify as such.

         Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for risk management purposes, Banc One Advisors and the Sub-Advisor do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. Each Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

         Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

         Some futures strategies, including selling futures, buying puts and writing covered calls, may reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund expects to enter into these transactions to manage a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies.

         Options Contracts. Banc One Advisors or the Sub-Advisor of the Equity and Bond Funds, except the Limited Volatility Bond Fund, may use trading of options on securities or futures contracts as a hedging device. An option on a futures contract gives the purchaser of the option the right (but not the obligation) to take a position at a specified price (the "striking," "strike" or "exercise" price) in the underlying futures contract or security. A "call" option gives the purchaser the right to take a long position in the underlying futures contract or security, and the purchaser of a "put" option acquires the right to take a short position in the underlying futures contract or security. The purchase price of an option is referred to as its "premium." The seller (or "writer") of an option is obligated to take a futures or securities position at a specified price if the option is exercised. In the case of a call option, the seller must stand ready to take a short position in the underlying futures contract or security at the strike price if the option is exercised. A seller of a put option, on the other hand, stands ready to take a long position in the underlying futures contract or security at the strike price if the option is exercised. A "naked" option refers to an option written by a party which does not possess the underlying futures contract or security.

         A "covered" option refers to an option written by a party which does possess the underlying position. The initial purchase (sale) of an option is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

         A call option on a futures contract or security is said to be "in-the-money" if the strike price is below current market levels. Similarly, a put option on a futures contract or security is said to be "out-of-the-money" if the strike price is below current market levels.

         Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. Some options, however, expire significantly in advance of such dates. An option that is "out-of-the-money" and not offset by the time it expires becomes worthless. On certain exchanges "in-the-money" options are automatically exercised on their expiration date, but on others unexercised options simply become worthless after their expiration date. Options usually trade at a premium (referred to as the "time value" of the option) above their intrinsic value (the difference between the market price for the underlying futures contract or equity security and the strike price). As an option nears its expiration date, the market value and the intrinsic value move into parity as the time value diminishes.

         The Funds, other than the Limited Volatility Bond Fund may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker/Dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000. Each Fund will limit the writing of put and call options to 25% of its net assets.

         Increased market volatility generally increases the value of options by increasing the probability of favorable market swings, putting outstanding options "in-the-money." Although purchasing options is a limited risk trading approach, significant losses can be incurred by doing so.

         Covered Calls

         Each Equity Fund and Bond Fund, (except the Limited Volatility Bond
Fund), and the Ohio Municipal Bond Fund may write (sell) only "covered" call options and purchase options to close out options previously written by the Fund. The Funds' purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Although the International Equity Index Fund has no current intention to write such options, it reserves the right to do so from time to time when such activity will further its investment objective. Covered call options will generally be written on securities which, in the opinion of Banc One Advisors or the Sub-Advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns. (In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of the Fund's net assets.)

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Fund's Advisor or Sub-Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Trust's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Generally, a Fund, in order to avoid the exercise of an option sold by it, will be able to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in a Fund's interest. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by a Fund, and has the effect of cancelling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and a Fund delivers securities to the holder of a call option, a Fund's turnover rate will increase, which would cause a Fund to incur additional brokerage expenses.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         Puts

         Each Bond Fund, except the Limited Volatility Bond Fund, and each Equity Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction cost. However, any loss of premium may be offset by an increase in the value of the Fund's securities.

         Each Bond and Equity Fund may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

         Purchasing Call Options

         Each Bond Fund, except the Limited Volatility Bond Fund, and each Equity Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. In the event that paying premiums for a call option, together with a price movement in the underlying security, is such that exercise of the option would not be profitable to the Fund, loss of the premium may be offset by a decrease in the acquisition cost of securities by the Fund.

         Risk Factors in Options Transactions

         The successful use of the Bond Funds and the Equity Funds' options strategies depends on the ability of Banc One Advisors or, in the case of the International Equity Index Fund, the Sub-Advisor, to assess interest rate and market movements correctly and to accurately calculate the fair price of the option.

         When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its


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investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when Banc One Advisors or, in the case of the International Equity Index Fund, the Sub-Advisor, deems it desirable to do so. A Fund will take an option position only if Banc One Advisors or, in the case of the International Equity Index Fund, the Sub-Advisor, believes there is a liquid secondary market for the option, however, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

         Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

         Mortgage-related Securities

         Each of the Money Market Funds (other than the U.S. Treasury Securities Money Market Fund), the Institutional Money Market Funds (other than the Treasury Money Market Fund and Treasury Only Money Market Fund) the Bond Funds and the Asset Allocation Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         Mortgage-related securities, for purposes of the Trust's Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("Ginnie Mae") and government-related organizations such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Such non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies. The Government Bond and the Government Money Market Funds may only invest in mortgage-related securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The other


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Funds listed above also may invest in mortgage-backed securities issued by non-government entities, which Consist of Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Advisors to be of comparable quality. The Funds, including the Government Bond and Government Money Market Funds, also may invest in multiple class securities issued by U.S. government agencies and instrumentalities such as Fannie Mae, Freddie Mac and Ginnie Mae. The Funds, except the Government Bond and Government Money Market Funds may invest in multiple class securities issued by private issuers including guaranteed CMOs and REMIC pass-through or participation certificates, when consistent with a Fund's investment objective, policies and limitations. A REMIC is a CMO that qualifies for special tax treatment under the code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

         CMOs and guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "Mortgage Assets"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

         Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

         For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCS"). PCS represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCS, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCS referred to as "Gold PCS."

         Ginnie Mae REMIC Certificates guarantee the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

         REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. government securities for purposes of investment policies. CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also know as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

         The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

         There can be no assurance that the United States government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future.

         Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund of the Trust purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Trust's Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds of the Trust will receive when these amounts are reinvested.

         The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

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         Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

         Although having less risk of decline during periods of rising interest rates, adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

         The Bond and Asset Allocation Funds may invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Collateralized mortgage obligations will be purchased only if rated in the four highest rating categories by a nationally recognized rating organization such as Moody's or S&P.

         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stock-holders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Funds may enter into mortgage "dollar rolls" in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will hold and maintain a segregated account until the settlement date, cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon Banc One Advisors' ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

         The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

         For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

         Yield, Market Value and Risk Considerations of Mortgage-Backed
         Securities

         The Bond Funds and the Asset Allocation Fund may invest in certain Mortgage-Backed Securities, such as Interest Only Stripped Mortgage-Backed Securities, that are extremely sensitive to changes in prepayments and interest rates. Even though such securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may fail to fully recover their investment in such securities.

         The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Trust invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

         In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to adjustable rate mortgage loans ("ARMs") has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

         Foreign Investments

         The International Equity Index Fund will invest primarily in, and the Prime Money Market Fund, the Institutional Prime Money Market Fund, the Asset Allocation Fund, the remaining Equity Funds (other than the Equity Index Fund), the Income Bond Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Income Fund and the Ultra Short-Term Income Fund, subject to their respective investment objectives and policies, may also invest in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Banker's Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper (as those terms are defined in the relevant Prospectuses of the Trust). Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Asset Allocation Fund, the Equity Funds (with the exception of the International Equity Index Fund) and the Income Bond and Limited Volatility Bond Funds.

         By investing in foreign securities, the International Equity Index Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index Fund, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, will provide a source of increased diversification. The International Equity Index Fund itself seeks increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by one of a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

         PERCS*

         The Equity Funds may invest in Preferred Equity Redemption Cumulative Stock ("PERCS") which is a form of convertible preferred stock that actually has more of an equity component than it does fixed income characteristics. These instruments permit companies to raise capital via a surrogate for common equity. PERCS are preferred stock which convert to common stock after a specified period of time, usually three years, and are considered the equivalent of equity by the ratings agencies. Issuers pay holders a substantially higher dividend yield than that on the underlying common, and in exchange, the holder's appreciation is capped, usually at about 30 percent. PERCS are callable at any time. The PERC is mandatorily convertible into common stock, but is callable at any time at an initial call price that reflects a substantial premium to the stock's issue price. PERCS offer a higher dividend than that available on the common stock, but in exchange the investors agree to the company placing a cap on the potential price appreciation. The call price declines daily in an amount that reflects

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the incremental dividend that holders enjoy. PERCS are listed on an exchange where the common stock is listed.


*PERCS are a registered trademark of Morgan Stanley, which does not sponsor and is in no way affiliated with The One Group.


         When-Issued Securities

         As discussed in the Prospectuses, each Fund, except the Treasury Money Market Fund and the Funds of Funds, may purchase securities on a "when-issued" basis. When a Fund agrees to purchase securities, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. No Fund intends to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of Banc One Advisors and the Sub-Advisor to manage the Fund might, as described in the Prospectuses, be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund's total assets, and a commitment will not exceed 90 days. A Fund may dispose of a when-issued security or forward commitment prior to settlement if Banc One Advisors deems it appropriate to do so.

         When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.



         Securities Lending

         Each of the Funds, except the Funds of Funds, may lend up to 33% of its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive a minimum of 100% collateral in the form of cash, U.S. government securities, shares of an investment trust or shares of an investment company or any combination of such cash and securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time and are therefore not considered to be illiquid investments. While a Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Banc One Advisors has determined are creditworthy under guidelines established by the Trust's Board of Trustees and when, in the judgement of Banc One Advisors, the consideration that can be earned currently from such securities loans justifies the attendant risk.

         Index Investing by the Equity Index and International Equity Index
         Funds

         It is anticipated that the indexing approach that will be employed by the Equity Index Fund will be an effective method of substantially duplicating percentage changes in the S&P 500 Index (the "Index"). It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by Standard & Poor's Corporation ("S&P") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

         S&P chooses the stocks to be included in the Index largely on a statistical basis. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Index is determined, composed and calculated by S&P without regard to the Equity Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Equity Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Equity Index Fund or as to the ability of the Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. "Standard and Poor's 500" is a service mark of S&P.

         The weightings of stocks in the Index are based on each stock's relative total market value, i.e., market price per share times the number of Shares outstanding. Because of this weighting, approximately 50% of the Index is currently composed of the 50 largest companies in the Index, and the Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

         Banc One Advisors generally selects stocks for the Equity Index Fund in the order of their weightings in the Index beginning with the heaviest weighted stocks. The percentage of the Equity Index Fund's assets to be invested in each stock is approximately the same as the percentage it represents in the Index. No attempt is made to manage the Equity Index Fund in the traditional sense using economic, financial and market analysis. The Equity Index Fund is managed using a computer program to determine which stocks are to be purchased and sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the Index, but such changes should be infrequent.

         It is anticipated that the indexing approach that will be employed by the International Equity Index Fund will be an effective method of substantially duplicating percentage changes in the GDP weighted MSCI EAFE Index (the "International Index"). The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the International Index of at least 0.95, without taking into account expenses. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the International Index in both rising and falling markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the International Index. The Fund's ability to correlate its performance with the International Index, however, may be affected by, among other things, changes in securities markets, the manner in which the International Index is calculated by Morgan Stanley International ("MSCI") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

         MSCI computes and publishes the International Index. MSCI also computes the country weights which are established based on annual GDP data. Gross Domestic Product is defined as a country's Gross National Product, or total output of goods and services, adjusted by the following two factors: net labor income (labor income of domestic residents working abroad less labor income of foreigners working domestically) plus net interest income (interest income earned from foreign investments less interest income earned from domestic investments by foreigners). Country weights are thus


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established in proportion to the size of their economies as measured by Gross
Domestic Product, which results in a more uniform distribution of capital across the EAFE markets than if capitalization weights were used as the basis. The country weights within the International Index are systematically rebalanced annually to the most recent GDP weights.

         MSCI chooses the stocks to be included in the International Index largely on a statistical basis. Inclusion of a stock in the International Index in no way implies an opinion by MSCI as to its attractiveness as an investment. The International Index is determined, composed and calculated by MSCI without regard to the International Equity Index Fund. MSCI is neither a sponsor of, nor in any way affiliated with the International Equity Index Fund, and MSCI makes no representation or warranty, expressed or implied on the advisability of investing in the International Equity Index Fund or as to the ability of the International Index to track general stock market performance, and MSCI disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the International Index or any data included therein. "MSCI EAFE Index" is a service mark of MSCI.

         Foreign Currency Transactions

         Banc One Advisors or the Sub-Advisor of the International Equity Index Fund may, if it so chooses, engage in Foreign Currency Transactions, as discussed below.

         Transaction Hedging. When a Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The International Equity Index Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the International Equity Index Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         The International Equity Index Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). Although there is no current intention to do so, the International Equity Index Fund reserves the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC.

         For transaction hedging purposes the International Equity Index Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         Position Hedging. When it engages in position hedging, the International Equity Index Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which Banc One Advisors or the Sub-Advisor expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. The


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International Equity Index Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC, although the International Equity Index Fund has no current intention to do so.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Although the Fund has no current intention to do so, the International Equity Index Fund may write covered call options on up to 100% of the currencies in its portfolio to offset some of the costs of hedging against fluctuations in currency exchange rates.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Equity Index Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancellable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. The International Equity Index Fund would enter into foreign currency futures contracts solely for bona fide hedging or other appropriate risk management purposes as defined in CFTC regulations.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are entered into directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity


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
enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the International Equity Index Fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         General Characteristics of Currency Futures Contracts

         When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         In addition to the margin requirements discussed above, transactions in currency futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission. Under those requirements, where a Fund has a long position in a futures or forward contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures or forward contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures or forward contract, could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures or forward contract, it may cover by owning the instruments or currency


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
underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures or forward contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures or forward contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments or currency underlying the futures or forward contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures or forward contract at a price no higher than the strike price of the call option sold by the Fund.

         Foreign Currency Options. The International Equity Index Fund may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         Variable and Floating Rate Notes

         Variable amount master demand notes, in which the Prime Money Market Fund, the Tax Exempt Money Market Fund, the Institutional Prime Money Market Fund, the Bond Funds, and the Equity Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Advisers or the Sub-Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.


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
         As described in the Prospectuses of the Bond Funds, the Equity Funds, the Tax-Free Funds, the Ohio Municipal Money Market, the Municipal Money Market, the Institutional Prime Money Market and the Government Money Market Funds, subject to their investment objective policies and restrictions, each such Fund (other than the Equity Index Fund) may acquire variable and floating rate notes. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Banc One Advisors or the Sub-Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Advisors or the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.

         Variable or floating rate notes with stated maturities of more than 397 days may, under the Securities and Exchange Commission's amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

         (1) Adjustable Rate Government Securities. A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

         (2) Short-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (3) Long-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) Short-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

         (5) Long-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty


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
days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days notice.

         Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% (with respect to the Money Market and Institutional Money Market Funds) or 15% (with respect to all Funds other than the Money Market and Institutional Money Market Funds) of the Fund's net assets only if such notes are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand notes that are not illiquid. If not rated, such instruments must be found by Banc One Advisors or the Sub-Advisor, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P, Moody's, and Fitch used in this paragraph, see the Appendix. The above Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

         Municipal Securities

         As a matter of fundamental policy, under normal market conditions, at least 80% of the total assets of each of the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Municipal Income Fund, the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Texas Tax-Free Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Arizona Municipal Bond Fund, and the Tax Exempt Money Market Fund will be invested in Municipal Securities. Each of the Prime Money Market, Asset Allocation, Income Bond, Limited Volatility Bond, Intermediate Bond, Ultra Short-Term Income and Income Funds may also invest in Municipal Securities if Banc One Advisors determines that such Municipal Securities offer attractive yields. Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state. The Tax-Free Funds may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users.

         Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term "Municipal Securities" as used in the Prospectuses of the Tax-Free Funds (other than the Ohio Municipal Money Market, Ohio Municipal Bond and Municipal Money Market Funds) and in this Statement of Additional Information with respect to such Funds only if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Private activity bonds that are subject to federal income tax and are treated as a preference item for individuals for purposes of the federal alternative minimum tax are included within the term Taxable Obligations as used in the Prospectuses of the Tax-Free Funds (other than the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund and Municipal Money Market Fund). As used in the Prospectuses of the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund and the Municipal Money Market Fund and in this Statement of Additional Information with respect to such Funds, the term Municipal Securities includes private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities only if the interest paid thereon is exempt from federal income tax (other than the Federal alternative minimum tax). Private activity bonds that are subject to federal income tax are included within the term Taxable Obligations as used in the Prospectuses of the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund, and the Municipal Money Market Fund.

         The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

         The Funds may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are


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
general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Advisors will consider such an event in determining whether the Fund should continue to hold the obligations.

         Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

         Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be cancelled.

         The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements will be consistently met, there is no assurance that the requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds and subjecting Shareholders to unanticipated tax liabilities and possibly requiring a Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might constitute an event of default under the applicable mortgage or permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy bonds.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

         An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.


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
         Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Securities in the same manner.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. A recent decision of the United States Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on
(i) the availability of Municipal Securities for investment by the Funds, and
(ii) the value of the investment portfolios of the Funds.

         The Internal Revenue Code of 1986, as amended (the "Code") imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

         The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         Demand Features

         The Funds (except the Funds of Funds) may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

         Under a "stand-by commitment," a dealer would agree to purchase, at a Fund's option, specified municipal securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. A Fund will generally limit its investments in stand-by commitments to 25% of its total assets.


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
         Swaps, Caps and Floors

         All of the Bond Funds (except the Limited Volatility Bond Fund) and the fixed income portion of the Asset Allocation Fund may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded, for both hedging and non-hedging purposes. While swaps, caps, and floors (sometimes hereinafter collectively referred to as "swap contracts") are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Funds will use swap contracts for purposes similar to the purposes for which they use options, futures, and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts, and options on futures. See "Futures Contracts and Related Options;" and "Options."

         The Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Fund's exposure to market fluctuations while others may tend to increase market exposure.

         Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

         Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

         Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Fund, the Fund may suffer a loss. To address this risk, each Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. In addition, the Fund may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Funds may enter into swaps that require transfers of collateral for changes in market value. In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

         In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Advisors has determined that it would be prudent to close out or offset the first swap contract.

         The Funds will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by Banc One Advisors to be of comparable quality.

         The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If Banc One Advisors is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used.

         The Staff of the Securities and Exchange Commission is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Funds will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Funds intend to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Funds and Banc One Advisors believe that swaps do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to each Fund's borrowing restrictions. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' Custodian.

         Structured Instruments

         All of the Bond Funds (except the Limited Volatility Bond Fund) and the fixed income portion of the Asset Allocation Fund may invest, from time to time, in one or more structured instruments. Structured instruments are debt securities issued by agencies of the U.S. government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indexes. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances.

         The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

         While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Advisors, principal and/or interest payments on the structured instrument may be substantially less than expected. The Funds will invest only in structured securities that are consistent with each Fund's investment objective, policies and restrictions and Banc One Advisors' outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Funds will not invest in structured instruments if the terms of the structured instrument provide that the Funds may be obligated to pay more than their initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back. Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid, and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

         New Financial Products

         New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and all of the Bond Funds (except the Limited Volatility Bond Fund) and the fixed income portion of the Asset Allocation Fund may invest in any such options, contracts and products as may be developed to the extent consistent with each Fund's investment objective, policies and restrictions and the regulatory requirements applicable to investment companies.

         These various products may be used to adjust the risk and return characteristics of each Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of each Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

         Restricted Securities

         Each of the Equity Funds (except the Equity Index Fund and the International Equity Index Fund), each of the Bond Funds (except the Ohio Municipal Bond Fund) and each of the Money Market Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Funds' Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities.

         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Advisors to consider the following criteria in determining the liquidity of certain restricted securities:

         -    the frequency of trades and quotes for the security;

         - the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         -    dealer undertakings to make a market in the security; and

         - the nature of the security and the nature of the marketplace trades.

         Certain Section 4(2) commercial paper programs cannot rely on Rule 144a because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

         - The 4(2) paper must not be traded flat or in default as to principal or interest;

         - The 4(2) paper must be rated in one of the two highest rating categories by a least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Advisors to be of equivalent quality; and

         - Banc One Advisors must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program; and

         - Banc One Advisors shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a fund to hold more than 15% (10% for Money Market Funds) of its total assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of The One Group, unless Banc One Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (10% for Money Market Funds) of its total assets; and

         - Banc One Advisors shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently that quarterly.

         High Yield Securities


         The Income Fund and the Income Bond Fund may invest in high yield securities. High yield bonds are securities that are rated below investment grade by the primary rating agencies (BB or lower by S&P and BA or lower by Moody's). Other terms used to describe such securities include "lower rated bonds", "non-investment grade bonds" and "junk bonds". Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. These securities are regarded as predominately speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.



         Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the Funds more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the Funds' ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Funds would experience a reduction of their income and could expect a decline in the market value of the defaulted securities.


         Further, proposed new laws may have a possible negative impact on the market for high yield bonds. As an example, legislation requires federally-insured savings and loan associations to divest their investments in high yield bonds. New legislation, if enacted, could have a material negative effect on a Fund's net asset value and investment practices.


         Finally, the market prices of high-yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically. In addition, zero coupon, pay-in-kind and delayed interest bonds often do not pay interest until maturity. However, a Fund must recognize a computed amount of interest income and pay dividends to shareholders even though it has received no cash. In some instances, the Funds may have to sell securities to have sufficient cash to pay the dividends.



         The high yield securities in which the Funds may invest include the following:


         -- Straight fixed-income debt securities. These include bonds and other debt obligations which bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

        -- Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

        -- Zero-fixed-coupon debt securities. These are zero-coupon debt securities which convert on a specified date to interest-bearing debt securities.

         Ohio Municipal Securities

         As used in the Trust's Prospectuses and this Statement of Additional Information, the term "Ohio Municipal Securities" refers to debt securities which (i) are issued by or on behalf of the State of Ohio or its respective authorities, agencies, instrumentalities, and political subdivisions, and (ii) produce interest which, in the opinion of issuer's counsel at the time of issuance, is exempt from both federal income tax, and Ohio personal income tax.

RISK FACTORS REGARDING INVESTMENTS IN OHIO MUNICIPAL SECURITIES

         The economy of Ohio, while becoming increasingly diversified and increasingly reliant on the service sector, continues to rely in significant part on durable goods manufacturing, which is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the Ohio Municipal Securities in the Funds of the Trust or the ability of the respective obligators to make timely payment of interest and principal on such obligations.

         Since the Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in Ohio Municipal Securities, the value of each Fund's Shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio Municipal Securities to meet their obligations. As a result, the value of the Shares of the Ohio Municipal Bond Fund and the Ohio Municipal Money Market Fund may fluctuate more widely than the value of Shares of a portfolio investing in securities relating to a number of different states. The ability of Ohio state, county, or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to issuers of Ohio Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of Ohio Municipal Securities may also affect their ability to meet their obligations. Payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability to meet obligations on the part of either an issuer of an Ohio Municipal Security or a provider of credit enhancement for such Ohio Municipal Security (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of that Ohio Municipal Security and could adversely affect the values of other Ohio Municipal Securities as well.

         West Virginia Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "West Virginia Municipal Securities" refers to debt securities which are issued by or on behalf of West Virginia or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax, and is exempt from West Virginia personal income tax.

RISK FACTORS REGARDING INVESTMENTS IN WEST VIRGINIA MUNICIPAL SECURITIES

         West Virginia's economy is dependent upon the coal mining industry. A reduction in the demand for certain types of coal and increasing governmental regulation affecting production and usage of coal has had an adverse impact upon the industry and upon the economy of the state. Notwithstanding the importance of the coal mining industry to the West Virginia economy, over the course of the past few years, West Virginia's economy has benefitted from a developing tourism industry. Tourism directly and indirectly accounts for a material portion of the West Virginia economy.

         In 1989, state taxes were substantially increased by applying sales, service and use taxes to a vast number of consumer and industrial products and services that were previously exempt from such tax. In 1993, the state's gasoline tax was substantially increased. In 1994, full implementation of a reappraisal of real property for ad valorem tax purposes took effect.

         The increase in taxes in recent years and other measures have helped to bring governmental expenses in line with income; and, at the end of its three most recent fiscal years, state government has reported a surplus. However, as in many other states, the state, local governments and school boards continue to struggle to produce sufficient revenues to fund operations and support public education.

         West Virginia led the nation in unemployment from July, 1991 through August, 1993. Since then West Virginia's unemployment rate has dropped significantly, but the state still has one of the highest unemployment rates in the nation. Although the seasonally adjusted rate in West Virginia declined slightly from 7.7% in June, 1995 to 7.3% in June, 1996, West Virginia's unemployment rate is still well above the 5.3% national rate for June, 1996. Relatively high unemployment continues to reflect weakness in the West Virginia economy.

         Kentucky Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "Kentucky Municipal Securities" refers to debt securities which are issued by or on behalf of Kentucky or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax, and is exempt from Kentucky personal income tax.

RISK FACTORS REGARDING INVESTMENTS IN KENTUCKY MUNICIPAL SECURITIES

         As of May 31, 1996, Kentucky had an unemployment rate of 4.9%, which was below the national average of 5.3%. For calendar year 1995, Kentucky's per capita income ranked 43rd in the nation and was 82% of the national average. The most current audited financial statements for Kentucky indicated a surplus of funds in the General Fund of $389,864,000 as of June 30, 1995, which was $299,295,000 above the budgeted balance.

         Unlike the municipal securities of most states, nearly all Kentucky Municipal Securities are not general obligations of the issuer; rather, payment depends on revenues generated by the property financed by the securities.

         Texas Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "Texas Municipal Securities" refers to debt securities which are issued by or on behalf of Texas or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax .

RISK FACTORS REGARDING INVESTMENTS IN TEXAS MUNICIPAL SECURITIES

         Because the Fund invests primarily in obligations issued by Texas entities, the Fund's performance is partially dependent upon economic conditions within the State of Texas generally and upon the economic condition of issuing governments and their instrumentalities in particular. In the late 1980's, weakness in the oil and gas related and agricultural sectors of the Texas economy adversely affected consumer spending, financial institutions, utility demand, and real estate values within the state. Consequently, the state and many of its local governments had to increase sales, utilities, and ad valorem tax rates in order to maintain revenue yields. In the past two years, however, in contrast to the national economy, business activity in Texas has strengthened, with employment growth occurring in most sectors. In addition, Texas' major financial institutions have been recapitalized and bank failures have generally ceased.

         Arizona Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "Arizona Municipal Securities" refers to debt securities which are issued by or on behalf of Arizona or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax .

RISK FACTORS REGARDING INVESTMENTS IN ARIZONA MUNICIPAL SECURITIES

         Arizona's outlook remains uncertain as long as the state does not adopt a plan regarding long term matching of revenues and expenditures, especially for education, health care and corrections. Arizona's growth continues to out pace national averages, for example: (i) the state's 35% population growth during the 1980's was the third fastest rate in the nation, next to Alaska and Nevada; (ii) Arizona's current population growth is over 2% per year, about twice the national average; and (iii) the state's unemployment rate currently is 4.5%.

         Nonetheless, growth has been expensive for Arizona. During the high-growth 1980's, combined per capita state and local expenditures climbed to about 105% of the U.S. average from about 95%, according to data from the Advisory Commission on Intergovernmental Relations. Between fiscal 1985 and 1990, the state managed five successive years of shortfalls with internal borrowing, tax accelerations, one-time adjustments, and budget cuts. Since 1991, the state's budget has been balanced. Although the Arizona State debt limit is $350,000, and, by its Constitution, Arizona is a "pay as you go" State, the State finances many capital improvements through revenue bonds, special tax bonds or lease purchase arrangements, which are not treated as "debts", but which greatly reduce the pressure on the State's annual budget. For example, the Arizona Department of Transportation issues bonds supported by excise taxes on fuel for propulsion of motor vehicles, the State's universities and community colleges are funded in part through revenue bonds payable solely from tuitions and student fees, and the State itself, from time to time, finances facilities through annually renewable lease-purchase agreements. The various political subdivisions of the state have differing debt limits, and their debts are not aggregated into the State's debt limit.

         In addition, local conditions may materially effect any given issue or issuer. Such conditions include, without limitation, (1) acts of God (such as flooding or droughts), (2) mismanagement or bankruptcy of large tax payers or users of an issuer's services or conduit borrowers who may be the true obligors of a tax exempt issue, or who may bear a disproportionate share of the taxes, special assessments or revenues supporting securities issued by an issuer, (3) environmental enforcement actions instituted by the State or federal government,
(4) mismanagement of the issuer's affairs, (5) damage claims which exceed insurance coverage or self-insurance reserves

(neither the State of Arizona nor its political subdivisions enjoy sovereign immunity from damage claims), or (6) issuer bankruptcy.

         In addition, Arizona's continued population growth depends to some extent on its ability to manage its water resources, as the State is predominantly arid. Specifically, the great bulk of Arizona's population, and the area wherein most future growth is expected to occur, is located in three central Arizona counties, i.e. Maricopa (including the greater Phoenix metropolitan area), Pima (including the Tucson metropolitan area), and Pinal Counties.

         To a great extent continued growth in these counties will depend on continued importation of water from the Colorado River. This is accomplished through the Central Arizona Project, a federal water reclamation project, a major portion (2 to 2.5 billion dollars) of which must be repaid through water sales to, and taxes levied on, the water users in such counties. The actual amount to be repaid is now the subject of litigation, which can be expected to continue for several years. Construction of the Central Arizona Project was declared to be substantially complete in October of 1993.

         Arizona's share of Colorado River water, although adjudicated by the U.S. Supreme Court, is, to some extent, sought by the States of California and Nevada who have expressed interest in gaining access to that portion of Arizona's share not being put to beneficial use within the State. Arizona demand for Central Arizona Project water is currently in the range of 35 to 40% of Project capacity. The long range success of either California or Nevada's position cannot be determined at this time.

         There is litigation pending in Arizona which could have material effects on the value of school district bonds. In the Roosevelt Elementary School District case, plaintiffs have alleged a failure on behalf of the State to ensure that school facilities in districts with lower assessed valuations are properly capitalized, in line with uniformly applied objective standards. The Arizona Supreme Court ruled that Arizona's statutory financing scheme for public education is not in compliance with the Arizona Constitution.

         In 1996, the Arizona Legislature adopted legislation appropriating additional state funding for school districts. It is unclear whether, when or in what form the Arizona Legislature may further respond to the Court's direction in Roosevelt to enact appropriate school budget and finance laws, nor can any assurance be given that the Supreme Court will approve any such legislative response or that the Supreme Court will not take further action in this matter, either before or after any legislative response. The effect of any such legislative or judicial action cannot be determined at this time, but such action may have future material effects on the financial operations of Arizona School Districts.

         In the Creighton Elementary School District case, taxpayers within Creighton Elementary School District No. 14 of Maricopa County, Arizona (the "Creighton District"), brought suit in the Superior Court of Maricopa County against the Creighton District on the basis that the outstanding principal amount of bonds previously issued by the Creighton District, together with premium received in connection with the issuance of such bonds, should be treated as debt for constitutional and statutory debt limit purposes. The plaintiffs sought to enjoin the issuance of additional bonds, arguing that accumulated initial issue premium should be treated as debt for constitutional debt limit purposes. This premium, associated with the issuance of prior Creighton District Bonds, if counted as debt, would, plaintiffs contended, cause the bonds sought to be issued to exceed the Creighton District's debt limit. On April 18, 1996, the Court entered a judgment in favor of the taxpayers, enjoining the issuance of additional Creighton District Bonds. In a subsequent minute entry, the court stated that the premium to be treated as debt is determined on the amount the underwriter paid to the Creighton District for the bonds in question and not on the price for which the underwriter resold such bonds. In addition, the court has also subsequently stated that the premium treated as debt attributable to each maturity is retired upon the payment of the principal amount of the applicable maturity. It is not clear if, pursuant to the judgment against the Creighton District, all or part of any premium received by the

Creighton District is subject to constitutional and statutory requirements other than debt limits, such as the requirement for voter authorization. The judgment was not appealed by the Creighton District. Many school districts in Arizona have outstanding obligations (i.e. obligations, wherein large initial issue premiums were received) similar to that of the Creighton District.

         Notwithstanding such litigation, issuer's counsel, representing school districts has or will issue an unqualified opinion with respect to the validity, enforceability and tax-exempt status of School District Bonds before such Bonds are acquired by the fund. The standard of certainty applicable to such opinion is that it would be unreasonable for a court to hold to the contrary to matters addressed therein.

         The Arizona Legislature has passed legislation with respect to the treatment of premium and debt (the "Act"). Under the Act, the outstanding indebtedness of a jurisdiction is equal to the total principal amount of all bonds outstanding at the time of calculation. Under this legislation, premium is not counted as debt, but the amount of premium permitted for bonds issued after the Act's enactment is limited to the greater of 2% of the par value of the bond issue or $100,000. The Act further validated all then outstanding general obligation and general obligation refunding Bonds which might have been subject to challenge after the Creighton ruling.

         It is not known whether the Act will be challenged in court or whether, if challenged, all or any portion of the act would be upheld in a court.

         Louisiana Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "Louisiana Municipal Securities" refers to debt securities which are issued by or on behalf of Louisiana or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax .

RISK FACTORS REGARDING INVESTMENTS IN LOUISIANA MUNICIPAL SECURITIES

         Louisiana's general obligation bonds are currently rated Baa1 by Moody's Investors Service, Inc. ("Moody's") and A minus by Standard and Poor's Rating Group ("S&P"). Louisiana's ratings reflect an ongoing recovery process from the severe financial problems which developed after oil prices declined in the mid-to-late 1980's. Also, both rating agencies have commended the State for enacting constitutional reforms in the Fall of 1993 that curb borrowing and require that non-recurring revenues be applied to debt reduction. However, Louisiana remains one of the weakest states in terms of its credit fundamentals. While ratings of individual cities, parishes, agencies and special districts vary, most Louisiana issuers have been affected to some degree by Louisiana's economy.

         Through the oil boom of the late 1970s and early 1980s, Louisiana's labor force and employment grew steadily, as did its financial position. By June 30, 1981, the General Fund had run several years of operating surpluses, bringing the ending fund balance to $839.5 million, a sizeable 16% of operating expenditures. When the oil industry weakened, economic growth slowed and operating deficits occurred, Louisiana's undesignated General Fund deficit reached $512 million in fiscal 1988 (ended June 30) and the fund balance was a negative $377 million.

         To address its deficits, Louisiana created the Louisiana Recovery District in 1988, which sold $979 million revenue bonds secured by (i) the revenues derived from the Recovery District's 1% statewide sales and use tax, and (ii) all funds and accounts held under the Recovery District's general bond resolution and all investment earnings on such funds and accounts. As of December 31, 1994, the principal amount of all these bonds (including bonds issued to defease certain portions of the original bond issue) was $486,795 million. Article VI, Section 30.1 of the State Constitution, effective November 3, 1994, prohibits the Recovery District from issuing additional bonds except to refund bonds at a lower effective interest rate. All bonds of the Recovery District have been retired.

         During the period from fiscal year 1990-91 through fiscal year 1994-95, the state experienced operating budget surpluses in four of the five fiscal years. The table below sets forth in summary fashion the condition of the State's General Fund from fiscal years 1990-91 through 1994-95.


                                           1994-95(1)         1993-94          1992-93         1991-92(2)         1990-91
                                           ----------         -------          -------         ----------         -------

Total Revenue                            $ 10,515,148       $10,674,052      $10,655,246      $ 8,743,623       $ 7,603,457
Total Expenditures                         10,721,280        10,570,658       10,344,339        9,249,014         7,917,823
Net Other Financing Sources                    24,607            25,698            8,501           18,960                 0
Excess (Deficiency) of Revenues and
  Other Sources Over Expenditures
  and Other Uses                             (181,525)          129,102          319,408         (485,431)         (314,366)
Beginning Fund Balance                        594,920           457,909           50,013          535,906           841,428
Fund Balance Adjustments                       13,764             7,909           88,488              538             8,844
Ending Fund Balance                           427,159           594,920          457,909           50,013           535,906
Undesignated Fund Balance                     145,689           212,941          101,138          (83,342)          417,983

Note: For purposes of this comparison, transfers have been reclassified as revenue/expenditure

(1) Approximately $106 million in beginning undesignated fund balance was utilized to defease future debt service attributable to fiscal year 1995-96 as described below.

(2) Included in fiscal year 1992-93 are the Office of Risk Management and State Employees Group Benefits. The fund balance in fiscal year 1991-1992 was not restated to reflect this change.

         Fiscal year 1989-90 ended with a small operating surplus of $47 million, which included $13 million of adjustments. This $47 million, when added to the $655 million balance from the prior fiscal year, brought the accumulated surplus to $702 million as of June 30, 1990.

         Approximately $284 million of the 1989-90 surplus was ultimately used to fund the fiscal year 1990-91 budget. As a result, the State ended the 1990-91 fiscal year with an accumulated General Fund surplus of $417.98 million.

         Upon the actual completion of the fiscal year 1991-1992, it was learned that the State's General Fund actually ended fiscal year 1991-92 with an undesignated fund balance deficit of $83 million. This shortfall was eliminated within the 1992-93 budgetary fiscal cycle by utilizing a set aside against the total balance available for appropriations, resulting from the official projections of the Revenue Estimating Conference, prior to any budget adjustment approval submitted to the Joint Legislative Committee on the Budget.

         The State ended the fiscal year 1992-93 with a positive undesignated fund balance in its General Fund of $101 million. During 1994, $30.6 million of the surplus funds were utilized to cover known shortfalls in current year program operations. As noted in the table above, the State ended the fiscal year 1993-94 with an operating surplus of $129 million dollars. This amount together with the prior year fund balance of $101 million and reserve changes left an all unreserved-undesignated balance in the General Fund of $212.9 million.

         The State began fiscal year 1994-95 with a General Fund balance of $594 million. At the time the projections of the Revenue Estimating Conference for fiscal year 1993-94 were published, the undesignated fund balance was reflected at $212 million. Subsequent to publication, it was determinate that $106 million of the $212 million was, in fact, designated for other mandated purposes and was not available for general operating purposes. The remaining $106 million was subsequently utilized prior to June 30, 1995, to structure a current portfolio that was utilized to defease a portion of the State's fiscal year 1994-95 general obligation debt service requirement, which freed an equivalent amount of projected general fund revenues for fiscal year 1994-95 to be utilized to cover normal operating costs.

         The State's General Fund has an operating loss (on a generally accepted accounting principles basis) of $181 million in fiscal year 1994-95 (on a budgetary basis, this balance would be reduced by those fund balances utilized to structure the aforementioned portfolio). As a result of operations and inventory valuation changes, the State General Fund balance, as of June 30, 1996, declined to $427 million, of which $145 million was undesignated or reserved for a future purpose.

         The current general fund expenditure authorizations necessary to continue all existing programs through fiscal year 1995-96 is approximately $4,912 million, inclusive of currently known supplemental appropriations needs. The revenue estimating conference has adopted its revised estimate of revenues for fiscal year 1995-96 in the amount of $4,970.7 million. In addition, General Fund revenues of $18.6 million were carried forward from fiscal year 1994-95, making a total of $4,989.3 million available for General Fund expenditures in fiscal year 1995-96. The $76.8 million balance between available revenues and projected expenditures is available for unanticipated supplemental needs or retirement of debt.

         The State's budget projections may also be impacted by certain matters relating to the Medicaid program. In fiscal year 1995-96, the State has dealt with a Medicaid revenue shortfall by reducing disproportionate share payments to health care providers, implementing budget cuts of approximately $300 million in the Medicaid program. Proposed changes in the design of the Medicaid program at the federal level (i.e. elimination of "Medicaid" and adoption of "Medigrant") may cause the State to make additional modifications to its Medicaid program in order to continue to provide necessary medical services to the indigent population of the State in future years. The State submitted a Section 1115 Waiver to the U.S. Department of Health and Human Services ("DHHS") on December 31, 1994, and subsequently amended the waiver to include public health maintenance organizations. The proposed funding in the amended waiver was unacceptable to DHHS. Currently, the waiver application is in a pending status and the State is working with DHHS to achieve an acceptable funding mechanism.

         In 1996, the Louisiana Legislature passed a "local option" bill which will permit voters in each parish to decide at the general election to be held November 1996 whether, and in what forms, gaming will be permitted in their parish. Each form of gaming will be considered separately in each parish. If the voters decide to prohibit a form of gaming in a parish, those currently holding licenses for that form of gaming will be permitted to continue operations only until the license expires; provided, however, video draw poker devices, which are licensed for one-year time periods, will be permitted to be renewed only two more times. The Louisiana Lottery and the Powerball Lottery, which are permitted by the State Constitution, will not be included in the referendum. It cannot be predicted whether any particular form of gaming will be prohibited in any or all of the parishes and to what extent the revenues of the State will be affected. If all forms of gaming are rejected in every parish of the State, however, the impact on the State budget will be gradual, as the "local option" bill provides for a "phasing out" of gaming as described above.

         Economically, Louisiana will continue to be affected by world energy markets. Approximately 15% of the nation's crude oil and approximately 28% of its natural gas are produced in Louisiana. In the past the State has estimated that up to 25% of its economy is directly or indirectly related to energy. This is despite the fact that only 5.5% of employment is in oil and gas extraction, chemicals and allied products and petroleum refining. Oil and oil related jobs also tend to be at relatively high wages, magnifying their economic effect. Similarly, although severance taxes and royalties accounted for almost 4.3% of operating revenues for fiscal year 1993-1994, compared with almost 25% ten years ago, energy related activity affects individual and corporate taxes, which together with sales taxes account for 21.3% of general revenues. Unemployment declined in Louisiana from 12% in 1987 to 6.2% in 1990. This was due in part to increased employment but also to out-migration of population and a decline in labor force. Louisiana's jobless rate has since risen to 7.4% as of December 31, 1994. The comparable national unemployment rate was 6.8%. In addition to oil and gas, major contributors to Louisiana's economy include chemical production, shipping, agriculture and tourism.

         Louisiana's debt burden is well above that of other states, while wealth and income indicators are below the national average. In 1993, for example, the most recent year for which data is available, Louisiana's per capita personal income was 80% of the United States average. According to Moody's, Louisiana's State-level tax supported debt is the sixth highest as a percentage of personal income and eighth highest on a per-capita basis.

         Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or State legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal or interest on its or their municipal obligations may be materially affected.

INVESTMENT RESTRICTIONS

         Unless otherwise specifically noted, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See "ADDITIONAL INFORMATION-- Miscellaneous" in this Statement of Additional Information.

         None of the Funds may:

         1. Purchase securities on margin, sell securities short, or participate in a joint or joint and several basis in any securities trading account, except, in the case of the Municipal Bond Funds, for use of short-term credit necessary for clearance of purchases of portfolio securities.

         2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

         3. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes: (i) the Equity, Bond and International Equity Index Funds may purchase or sell financial futures contracts and may purchase call or put options on financial futures contracts, and (ii) the International Equity Index Fund may purchase or sell foreign currency futures contracts and foreign currency forward contacts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on appropriate U.S. exchanges, and may purchase or sell foreign currency on a spot basis.

         4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds other than the U.S. Treasury Securities Money Market, Treasury Money Market, Treasury Only Money Market and Government Money Market Funds in marketable securities of companies engaged in such activities are not hereby precluded).

         5. Invest in any issuer for purposes of exercising control or management.

         6. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

         7. Purchase or sell real estate (however, each Fund except the Money Market Funds may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

         8. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         In addition, the U.S. Treasury Securities Money Market, the Prime Money Market and the Institutional Money Market Funds may not:

         1. Buy common stocks or voting securities.

         In addition, the U.S. Treasury Securities Money Market, the Prime Money Market, and the Government Money Market Funds may not:

         1. Buy State, municipal, or private activity bonds.

         The following investment restrictions are non-fundamental except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

      No Fund may:

         1. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its Advisor owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         2. Invest more than 5% of a Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation. (This restriction shall not apply to investments in asset-backed securities and other mutual funds authorized for purchase by such Fund, as described in its Prospectus. For purposes of this restriction, an "Asset-Backed Security" means a debt obligation issued by a limited-purpose entity whose primary business activity is acquiring and holding financial assets.) (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)

         3. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets (10% of net assets for a Fund that is a Money Market Fund). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)

         The Equity Funds, the Municipal Bond Funds, and the Institutional Money Market Funds may not:

         1. Acquire securities that are subject to restrictions on resale because they are not registered under the Securities Act of 1933, if such investment would exceed 5% of the Fund's total assets.

         Each of the Asset Allocation and Intermediate Bond Funds may not:

         1. Invest more than 15% of its net assets in securities with legal or contractual restrictions on resale. However, this restriction shall not apply to securities eligible for resale to institutional buyers under Rule 144A of the Securities and Exchange Commission or to securities that become a part of the Fund's assets through merger, exchange or recapitalization involving securities already held in a Fund.

None of the Money Market Funds or Institutional Money Market Funds may:

         1. Write or purchase call options.

         2. Write or purchase put options except that each of the Ohio Municipal Money Market, Municipal Money Market and Tax-Exempt Money Market Funds may acquire puts with respect to Municipal Securities in its portfolio and sell those puts in conjunction with a sale of those Municipal Securities.

The Municipal Income Fund, Ohio Municipal Money Market Fund, Municipal Money Market Fund and the Tax-Exempt Money Market Fund may not:

         1. Write or sell puts, calls, straddles, spreads or combinations thereof except that a Fund may acquire puts with respect to Municipal Securities in its portfolio and sell those puts in conjunction with a sale of those Municipal Securities.


PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Money Market Funds were zero for the period from the commencement of their respective operations to June 30, 1996 and are expected to remain zero, and the portfolio turnover rate with respect to the Institutional Money Market Funds is expected to be zero.

         The portfolio turnover rates of the Funds for the fiscal years ended June 30, 1996 and 1995 were as follows:

                        THE ONE GROUP PORTFOLIO TURNOVER

                                                           FISCAL YEAR ENDED JUNE 30,
                                                           --------------------------
      FUND                                                    1996           1995
      ----                                                    ----           ----

U.S. Treasury Securities Money Market                             0%**          0%**
Prime Money Market                                                0%**          0%**
Municipal Money Market                                            0%**          0%**
Ohio Municipal Money Market                                       0%**          0%**
Income Equity                                                 14.92%         4.03%
Disciplined Value                                             90.55%       176.66%
Growth Opportunities                                         435.30%       132.63%
Equity Index                                                   9.08%         2.71%
Large Company Value                                          186.84%       203.13%
Asset Allocation                                              73.38%       115.36%
International Equity Index                                     6.28%         4.67%
Large Company Growth                                          35.51%        14.22%
Income Bond                                                   95.52%       262.25%
Limited Volatility Bond                                       75.20%        76.43%
Intermediate Tax-Free Bond                                   111.58%       199.76%
Municipal Income                                              83.17%        66.02%
Ohio Municipal Bond                                           24.61%        77.69%
Government Bond                                               62.70%       106.14%

Ultra Short-Term Income                                       67.65%         2.91%
Intermediate Bond                                            101.06%        99.71%***
Treasury Only Money Market                                        0%**          0%**
Government Money Market                                           0%**          0%**
Kentucky Municipal Bond                                       16.78%        19.75%****
Institutional Prime Money Market                                 NA*           NA*
Treasury Money Market                                            NA*           NA*
Tax-Exempt Money Market                                          NA*           NA*
Arizona Municipal Bond                                           NA*           NA*
Texas Tax-Free Bond                                              NA*           NA*
W. Virginia Municipal Bond                                       NA*           NA*
Louisiana Municipal Bond                                      16.72%++         28%+
Value Growth                                                  65.21%++         77%+
Gulf South Growth                                             59.57%++         65%+
Investor Growth                                                  NA*           NA*
Investor Growth & Income                                         NA*           NA*
Investor Aggressive Growth                                       NA*           NA*
Investor Conservative Growth                                     NA*           NA*
Investor Balanced                                                NA*           NA*
Investor Fixed Income                                            NA*           NA*
Income                                                           NA*           NA*

*     As of June 30, 1996, the Fund had not commenced operations.
**    Turnover rate is not applicable to money market funds.
***   Portfolio turnover rate for the period from November 1, 1994 to June 30,
      1995.
**** Portfolio turnover rate for the period from January 20, 1995 to June 30, 1995 for Class A and Fiduciary Class shares and from March 16, 1995 (commencement of operations) to June 30, 1995 for Class B shares. For the period from February 1, 1994 to January 19, 1995 the portfolio turnover rate was 10.00% and for the period from March 12, 1993 to January 31, 1994 the portfolio turnover rate was 5.00%.
 +    Portfolio turnover rate for the fiscal year ended November 30, 1995.
++    Portfolio turnover rate for the period December 1, 1995 to June 30, 1996.


         The high portfolio turnover rates for the fiscal year ended June 30, 1996 for the Growth Opportunities Fund, Large Company Value Fund, Intermediate Tax-Free Bond, and Intermediate Bond Fund resulted from various factors, including some or all of the following: investment strategies, decreasing interest rates, unusually high market volatility and significant growth of the Funds. In addition, portfolio turnover in the Growth Opportunities Fund in 1996 also was higher than normal due to the conversion to a new benchmark representing a mixture of mid-cap and small-cap stocks. This coincides with the name change of the Fund from the Small Growth Fund to the Growth Opportunities Fund. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and by requirements which enable the Trust to receive certain favorable tax treatments. Portfolio turnover will not be a limiting factor in making portfolio decisions.

ADDITIONAL TAX INFORMATION CONCERNING ALL FUNDS OF THE TRUST

         It is the policy of each Fund of the Trust to meet the requirements necessary to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a regulated investment company, each Fund of the Trust must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or certain options, futures, or forward contracts on foreign currencies) held for less than three months, and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, United States government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and limit the range of the Fund's investments. If a Fund of the Trust qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least (a) 90% of its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) 90% of the excess of
(i) its tax-exempt interest income (if any) less (ii) certain deductions attributable to that income. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

         If a Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company and being accorded special tax treatment.

         Regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year, plus 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from the previous year are subject to a non-deductible excise tax equal to 4% of the undistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.

         Shareholders of the Funds will generally pay federal income tax on distributions received from the Funds. Dividends that are attributable to a Fund's net investment income will be taxed to shareholders as ordinary income. Distributions of net capital gain that are designated by a Fund as capital gain dividends will generally be taxable to a Shareholder receiving such distributions as long-term capital gain regardless of how long the Shareholder has held its shares. Distributions in excess of a Fund's current and accumulated "earnings and profits" will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months, and otherwise as short-term capital gain or loss. However, if a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares.

In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between a Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

         Certain securities purchased by the Funds (such as STRIPS, CUBES, TRS, TIGRS, and CATS), as defined in the Description of Permitted Investments in the Funds' Prospectuses, are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Advisors would not have chosen to sell such securities and may result in a taxable gain or loss.

         A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or of gross proceeds from redemptions paid to any individual Shareholder who has provided to the Fund either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. Further tax information regarding the Tax-Free Funds and the International Equity Index Fund is included in following sections of this Statement of Additional Information. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

         The foregoing discussion and the discussion below regarding the Tax-Free Funds and the International Equity Index Fund are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE TAX-FREE FUNDS

         The Code permits a regulated investment company which has invested, at the close of each quarter of its taxable year, at least 50% of its assets in tax-free Municipal Securities and other securities the interest on which is exempt from the regular federal income tax to pay exempt-interest dividends to its Shareholders.

         The policy of each Tax-Free Fund is to distribute each year as exempt-interest dividends substantially all the Fund's net exempt interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax-Free Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year, which does not exceed, in the aggregate, the net interest income from Municipal Securities and other securities the interest on which is exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from a Tax-Free Fund during such year, regardless of the period for which the Shares were held.

         Exempt-interest dividends may generally be treated by a Tax-Free Fund's Shareholders as items of interest excludable from their gross income under
Section 103(a)(1) of the Code. However, each Shareholder of a Tax-Free Fund is advised to consult his or her tax advisor with respect to whether such Shareholder may be treated as a "substantial user" or a "related person" to such user under Section 147(a) with respect to facilities financed through any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or
(ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired.

         "Related persons" includes certain related natural persons, affiliated corporations, partners and partnerships.

         Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in alternative minimum taxable income for purposes of determining liability (if any) for the alternative minimum tax applicable to individuals and the alternative minimum tax applicable to corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the alternative minimum tax imposed on corporations (as defined for federal income tax purposes).

         Each Tax-Free Fund may at times purchase Municipal Securities (or other securities the interest on which is exempt from the regular federal income tax) at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of the market discount will be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

         Each Tax-Free Fund may acquire rights regarding specified portfolio securities under puts. See "Puts." The policy of each Tax-Free Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although a Tax-Free Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

         The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of Shares of a Tax-Free Fund. Additional tax information concerning all Funds of the Trust is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a complete explanation of the federal income tax treatment of each Tax-Free Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Tax-Free Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

ADDITIONAL TAX INFORMATION CONCERNING THE INTERNATIONAL EQUITY INDEX FUND

         Transactions of the International Equity Index Fund in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may result in ordinary income or loss to the Fund for federal income tax purposes which will be taxable to the Shareholders as such when it is distributed to them.

         Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) will constitute qualifying income for purposes of the 90% test only to the extent that they are directly related to the trust's business of investing in stock or securities.

         Investment by the International Equity Index Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on proceeds from the sale of its investment in such a company or other distributions from such a company, which tax cannot be eliminated by making distributions to International Equity Index Fund Shareholders. If the International Equity Index Fund elects to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the International Equity Index Fund does not expect to make such an election. Rather, the Fund intends to avoid such tax or other charge by making an election to mark such investments to market annually.

FOREIGN TAX CREDIT

         If more than 50% of the International Equity Index Fund's total assets at year end consist of the debt and equity securities of foreign corporations, the Fund intends to elect to permit its Shareholders who are U.S. citizens to claim a foreign tax credit or deduction on their U.S. income tax returns for their pro rata share of foreign taxes paid by the Fund. In that case, Shareholders will be required to include in gross income their pro rata share of foreign taxes paid by the Fund. Each Shareholder may then claim a foreign tax credit or a tax deduction that would offset some or all of the increased tax liability. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the Shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the income to the International Equity Index Fund flows through to the Fund's Shareholders. Gains to the International Equity Index Fund from the sale of securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. With limited exceptions, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the International Equity Index Fund.

         The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the United States federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each Shareholder, Shareholders are advised to consult their own tax advisors.

                                    VALUATION

VALUATION OF THE MONEY MARKET AND INSTITUTIONAL MONEY MARKET FUNDS

         The Money Market and Institutional Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market and Institutional Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE EQUITY FUNDS, THE BOND FUNDS AND THE MUNICIPAL BOND FUNDS

         Except as noted below, investments of the Asset Allocation Fund, Equity Funds, Bond Funds, and Municipal Bond Funds of the Trust in securities the principal market for which is a securities exchange are valued at their market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International Equity Index Fund in securities the principal market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

         With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations either (1) are not readily available or (2) in the case of the International Equity Index Fund are determined by that Fund's Advisor or Sub-Advisor to not accurately reflect their value are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities are valued at either amortized cost or original cost plus accrued interest, which approximates current value. Mutual fund investments of the Funds of Funds will be valued at the most recently calculated net asset value.

         The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign exchange closing mid-market rate reported in the FINANCIAL TIMES as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trustees of the Trust or their delegates.

         Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished by a pricing service. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Investment Advisor under the supervision of the Trustees and may include yield equivalents or a pricing matrix.

     ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET
     VALUE


         The net asset value of each Fund is determined and its Fiduciary Class, Class A, Class B, Class C and Service Class Shares are priced as of the times specified in each Fund's Prospectus. The net asset value per Share of each Fund's Fiduciary Class, Class A, Class B, Class C and Service Class Shares is calculated by determining the value of the respective Class's proportional interest in the securities and other assets of the Fund, less (i) such Class's proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund's Fiduciary Class, Class A, Class B, Class C and Service Class Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to a Fund's Class A, Class B, Class C and Service Class Shares.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         All of the classes of Shares in each Fund (other than Class A shares of the Income Fund) are sold on a continuous basis by The One Group Services Company (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

         Fiduciary Class Shares in a Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities.


         Class A, Class B and Class C Shares (except Class A shares of the Income Fund) may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Fiduciary Shares. Class A shares of the Income Fund may only be purchased in connection with investment company consolidations and reorganizations. Class C Shares are available only to investors in the Funds of Funds. In addition to purchasing Class A, Class B and Class C Shares directly from the Distributor, an investor may purchase Class A, Class B and Class C Shares through a financial institution, such as a bank, savings and loan association, insurance company (each a "Shareholder Servicing Agent") that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust's Shares may be directed to the Distributor at 1-800-480-4111.


         Service Class Shares are available only in the Prime Money Market and U.S. Treasury Securities Money Market Funds. This class of shares is available to broker-dealers, other financial intermediaries, banks and other depository institutions requiring special administrative and accounting services (E.G., sweep processing).

         As described in each Prospectus for each of the Equity and Bond Funds and the Funds of Funds, and in the Multiple Class Plan, under certain circumstances, Class A Shares of a Fund may be purchased free of the sales charge applicable to such Class A Shares. No sales charge is imposed on Class A Shares of the Funds: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged Shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of broker-dealers who have entered into a dealer agreement with the Trust and their subsidiaries and affiliates, or of an investment sub-Advisor of a Fund of the Trust and such sub-Advisor's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which financial organizations, including any bank, depository institution, insurance company, pension plan or other organization are authorized to act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment Advisors, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment Advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment Advisor, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class Shares of a Fund of the Trust or acquired in an exchange of Fiduciary Class Shares of a Fund for Class A Shares of the same Fund; (vi) purchased with proceeds from the recent redemption of Shares of a mutual fund (other than a Fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a Fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; (x) directly purchased with the proceeds of a distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is the Trustee or Paying Agent; or (xi) purchased in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.


         An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which Shares are purchased by the investor.

         The waiver of the sales charge under circumstances (v), (vi), and (vii) above applies only if the purchase is made within 60 days of the redemption and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of Shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi), and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase Shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi), and (vii).

         Fiduciary Class Shareholders of a Fund may exchange their Shares for Class A Shares of the same Fund or for Class A Shares or Fiduciary Class Shares of another Fund of the Trust. Class A Shareholders may exchange their Shares for Fiduciary Class Shares of a Fund or for Fiduciary Class or Class A Shares of another Fund or the Trust, if the Shareholder is eligible to purchase such Shares. If a Class A Shareholder of the Income Fund exchanges his or her Shares within one year of receipt of the Shares, the Shareholder will be assessed a 2% redemption fee. The exchange privilege may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged Shares, except as provided below. The Trust does not impose a charge for processing exchanges of Shares. If a Shareholder seeks to exchange Class A Shares of a Fund that does not impose a sales charge for Class A Shares of a Fund that does, or the Fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the Fund into which the Shares are being exchanged and any sales charge previously paid for the exchanged Shares, including any sales charges incurred on any earlier exchanges of the Shares (unless such sales charge is otherwise waived as provided above). The exchange of Fiduciary Class Shares for Class A Shares also will require payment of the sales charge unless the sales charge is waived, as provided above. If a Shareholder (no longer eligible to purchase Fiduciary Shares) purchases Class A Shares of a Fund, the Shareholder will be subject to Distribution and Shareholder Services Plan Fees.

         Class B Shareholders of a Fund may exchange their Shares for Class B Shares of any other Fund of the Trust on the basis of the net asset value of the exchanged Class B Shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B Shares. The newly acquired Class B Shares will be subject to the higher Contingent Deferred Sales Charge of either the Fund from which the Shares were exchanged or the Fund into which the Shares were exchanged. With respect to outstanding Class B Shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the Fund the Shares are exchanging into or any other Fund from which the Shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the initial exchange was made.


         Class C Shareholders may not exchange their Class C Shares for shares of any other class nor may shares of any other class be exchanged for Class C Shares.


         Service Class Shareholders may not exchange their Service Class Shares for Shares of any other class, nor may Shares of any other class be exchanged for Service Class Shares.

         Shares of the Institutional Money Market Funds may be purchased by commercial and retail institutional investors, including affiliates of BANC ONE CORPORATION, that have opened an account with the Transfer Agent either directly or through a Shareholder Servicing Agent, by persons whose individual net worth, or joint net worth with that person's spouse, at the time of his or her purchase exceeds $1,000,000, or by persons whose individual annual income, or joint annual income with that person's spouse, at the time of his or her purchase exceeds $200,000.

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

         The Trust may redeem Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. (See "Valuation of the Money Market and Institutional Money Market Funds and the Municipal Money Market Fund" above.)

                             MANAGEMENT OF THE TRUST

TRUSTEES & OFFICERS

         Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently four Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

         The Trustees of the Trust, their addresses, and principal occupations during the past five years are set forth below.

                           POSITION(S) HELD     PRINCIPAL OCCUPATION
NAME AND ADDRESS           WITH THE TRUST       DURING PAST 5 YEARS
----------------           --------------       -------------------

Peter C. Marshall          Trustee              From November, 1993 to present,
DCI Marketing, Inc.                             President, DCI Marketing, Inc.;
2727 W. Good Hope Road                          from 1992 to November, 1993, Vice
Milwaukee, WI 53209                             President-Finance and Treasurer,
                                                DCI Marketing, Inc.; from 1987
                                                to August, 1992, has served as
                                                an officer in the corporate
                                                finance group of Blunt, Ellis &
                                                Loewi and its successor
                                                corporation, Kemper Securities,
                                                Inc.

Charles I. Post            Trustee              From July, 1986 to present, has
7615 4th Avenue West                            been self-employed as a
Bradenton, FL 34209                             consultant.

John S. Randall            Trustee              Since 1972, has been
1840 North Prospect Ave.                        self-employed as
Apt. 419                                        a management consultant.
Milwaukee, WI 53202

Frederick W. Ruebeck       Trustee              From June, 1988 to present, has
Eli Lilly & Company                             been Director of Investments, Eli
Lilly Corporate Center                          Lilly and Company.
307 East McCarty
Indianapolis, IN 46285

         The Trustees of the Trust receive fees and expenses for each meeting of the Board of Trustees attended. No officer or employee of the Distributor currently acts as a Trustee of the Trust.

         The Compensation Table below sets forth the estimated total compensation to the Trustees from the Trust and the operational funds of The One Group for the Trust's fiscal year ended June 30, 1996.

                              COMPENSATION TABLE(1)

                                           PENSION OR
                                           RETIREMENT
                                            BENEFITS       ESTIMATED       TOTAL
                           AGGREGATE         ACCRUED        ANNUAL     COMPENSATION
                         COMPENSATION        AS PART       BENEFITS        FROM
       NAME OF             FROM THE          OF FUND         UPON        THE FUND
  PERSON, POSITION           TRUST          EXPENSES      RETIREMENT    COMPLEX(2)
  ----------------           -----          --------      ----------    ----------

Peter C. Marshall,         $36,000             N/A            N/A         $39,000
Chairman

Charles I. Post,           $33,500             N/A            N/A         $36,500
Trustee

John S. Randall,           $33,500             N/A            N/A         $36,500
Trustee

Frederick W. Ruebeck,      $33,500             N/A            N/A         $36,500
Trustee


1        Figures are for the Trust's fiscal year ended June 30, 1996.

2 "Fund Complex" comprises the 26 operational funds of The One Group as well as the 4 funds of The One Group(R) Investment Trust at June 30, 1996.

         The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The officers of the Trust, their addresses, and principal occupations during the past five years are shown below.

                              POSITION(S) HELD        PRINCIPAL OCCUPATION
NAME AND ADDRESS              WITH THE TRUST          DURING PAST 5 YEARS
----------------              --------------          -------------------

Mark Dillon                   President               From 1993 to present, Vice-
The One Group Services                                President of BISYS Fund
Company                                               Services,  Inc. and  President of
3435 Stelzer Road                                     The One Group Services
Columbus, Ohio 43219                                  Company; from 1986 to 1993,
                                                      Vice-President of the Winsbury
                                                      Company

Mark Redman                   Vice President          From June, 1995 to present,
BISYS Fund Services           & Treasurer             Vice President, The One Group
3435 Stelzer Road                                     Services Company; from
Columbus, Ohio 43219                                  February 1989 to present,
                                                      employee of the Winsbury
                                                      Company

George O. Martinez            Secretary               From March 1995 to present,
BISYS Fund Services, Inc.                             Senior Vice President and
3435 Stelzer Road                                     Director of Legal and
Columbus, OH 43219                                    Compliance Services, BISYS
                                                      Fund Services, Inc.; from June
                                                      1989 - March 1995, Vice
                                                      President and Associate
                                                      General Counsel, Alliance
                                                      Capital Management

Alaina J. Metz                Assistant Secretary     From June 1995 to present,
BISYS Fund Services, Inc.                             Chief Administrator,
3435 Stelzer Road                                     Administration and Regulatory
Columbus, Ohio 43219                                  Services, BISYS Fund Services,
                                                      Inc.; from May 1989  - June 1995,
                                                      Supervisor, Mutual Fund Legal
                                                      Department, Alliance Capital
                                                      Management.

INVESTMENT ADVISOR

         Banc One Investment Advisors Corporation

         Investment advisory services to each of the Trust's Funds are provided by Banc One Advisors. Banc One Advisors makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.


     Banc One Advisors is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance. On a consolidated basis, BANC ONE CORPORATION had assets of over $101 billion as of December 31, 1996.


         Banc One Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group (formerly, the Helmsman Fund) since 1985.

         Prior to January 11, 1993, investment advisory services were provided to the Income Equity, Disciplined Value, Growth Opportunities, and Large Company Value Funds by Bank One, Milwaukee, NA ("Bank One, Milwaukee"). Prior to January 11, 1993, investment advisory services were provided to the Money Market Funds, the Institutional Money Market Funds, the Bond Funds, and the Intermediate Tax-Free Bond Fund by Bank One, Indianapolis, NA ("Bank One, Indianapolis"). Prior to January 11, 1993, investment advisory services were provided to the International Equity Index, Equity Index, and the Ohio Municipal Bond Funds by Bank One, Columbus, NA ("Bank One, Columbus"). Prior to January 11, 1993, investment sub-advisory services were also provided to the Large Company Value Fund by Bank One, Columbus. Prior to January, 1994, investment advisory services were provided to the predecessor funds of Intermediate Bond Fund and Large Company Growth Fund, Sun Eagle Intermediate Fixed Income Fund and Sun Eagle Equity Growth Fund, respectively, by Bank One, Arizona, NA. Prior to January 20, 1995, investment advisory services were provided to the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, by Liberty National Bank and Trust Company of Kentucky. Prior to January 2, 1996, investment advisory services were provided to the predecessor Funds of the Louisiana Municipal Bond Fund, the Value Growth Fund, and the Gulf South Growth Fund, formerly Paragon Louisiana Tax-Free Fund, Paragon Value Growth Fund and Paragon Gulf South Growth Fund, by Premier Investment Advisors, LLP.

         During the fiscal years ended June 30, 1996, 1995 and 1994, the Funds of the Trust paid the following investment advisory fees to Banc One Advisors (except as noted above) and Banc One Advisors voluntarily waived investment advisory fees as follows:

                           THE ONE GROUP ADVISORY--NET

                                                                   FISCAL YEAR ENDED JUNE 30,
                                                                   --------------------------
                                                 1996                          1995                         1994
                                                 ----                          ----                         ----
FUND                                       NET           WAIVED          NET          WAIVED          NET           WAIVED
----                                       ---           ------          ---          ------          ---           ------

U.S. Treasury Securities
  Money Market                          $3,335,123     $2,120,534     $2,258,214    $1,956,704    $1,605,856      $1,134,557
Prime Money Market                      $5,939,373     $2,662,726     $3,991,856    $2,887,240    $2,660,254      $2,092,557
Municipal Money Market                  $1,111,463     $  930,328     $  964,943    $  834,690    $  618,798      $  489,886
Ohio Municipal Money Market             $  171,609     $  114,565     $  163,752    $  112,517    $   52,130      $  103,823
Income Equity                           $1,809,128     $   70,594     $1,466,342    $    7,338    $1,467,442      $  107,348
Disciplined Value                       $3,934,183     $   61,237     $3,306,317    $        0    $2,365,739      $  151,852
Growth Opportunities                    $3,688,445     $   54,262     $3,024,214    $    6,973    $2,338,599      $  141,253
Equity Index                            $  238,008     $  638,315     $  167,195    $  396,281    $  281,951      $  123,050
Large Company Value                     $3,763,553     $        0     $1,730,555    $        0    $  993,450      $   85,726
Asset Allocation                        $  306,083     $   92,023     $  214,418    $   68,226    $  178,798      $   84,284
International Equity Index              $1,279,277     $   91,958     $1,036,935    $        0    $  507,696      $        0
Large Company Growth                    $5,235,736     $  245,284     $2,515,585    $        0    $  318,079      $  226,900
Income Bond                             $1,918,010     $1,135,461     $1,662,030    $1,317,284    $1,774,670      $1,543,297
Limited Volatility Bond                 $1,330,873     $1,450,516     $1,155,274    $1,393,194    $1,275,561      $1,428,366
Intermediate Tax-Free Bond              $  629,789     $  769,809     $  499,312    $  699,036    $  523,644      $  599,746
Municipal Income                        $  714,573     $  387,167     $  572,498    $  246,244    $  365,946      $  166,864
Ohio Municipal Bond                     $  257,158     $  328,794     $  299,400    $  302,235    $  328,834      $  314,126
Government Bond                         $2,182,543     $   70,159     $1,251,932    $   38,861    $  611,976      $   21,496
Ultra Short-Term Income                 $   29,293     $  227,497     $  277,435    $  208,134    $  848,254      $  299,477
Intermediate Bond                       $  612,348     $  747,012     $  239,603    $  597,220    $        0      $  353,976
Treasury Only Money Market              $  287,729     $        0     $  181,522    $   16,794    $   82,477      $   53,130
Government Money Market                 $  612,362     $    5,166     $  478,342    $  101,302    $  129,862      $  290,296
Kentucky Municipal Bond
(Trademark Kentucky Municipal Bond)**   $  108,684     $  132,964     $   53,481    $   59,433    $  263,106***   $    8,528***
Institutional Prime Money Market               NA*            NA*            NA*           NA*           NA*             NA*
Treasury Money Market                          NA*            NA*            NA*           NA*           NA*             NA*
Tax-Exempt Money Market                        NA*            NA*            NA*           NA*           NA*             NA*
Arizona Municipal Bond                         NA*            NA*            NA*           NA*           NA*             NA*
Texas Tax-Free Bond                            NA*            NA*            NA*           NA*           NA*             NA*
W. Virginia Municipal Bond                     NA*            NA*            NA*           NA*           NA*             NA*
Louisiana Municipal Bond                $  207,766++   $  103,883++   $  992,485+   $  198,495+   $  808,335+     $  202,083+
Value Growth                            $  400,112++   $   51,948++   $1,281,345+          NA+    $1,154,672+            NA+
Gulf South Growth                       $  184,391++   $   25,531++   $  582,482+          NA+    $  523,002+            NA+
Income Fund                                    NA*            NA*            NA*           NA*           NA*             NA*
Investor Growth                                NA*            NA*            NA*           NA*           NA*             NA*
Investor Growth & Income                       NA*            NA*            NA*           NA*           NA*             NA*
Investor Aggressive Growth                     NA*            NA*            NA*           NA*           NA*             NA*
Investor Conservative Growth                   NA*            NA*            NA*           NA*           NA*             NA*
Investor Balanced                              NA*            NA*            NA*           NA*           NA*             NA*
Investor Fixed Income                          NA*            NA*            NA*           NA*           NA*             NA*

*     As of June 30, 1996, the Fund had not commenced operations.
** In the fiscal year ended June 30, 1994, and from July 1, 1994 through January 19, 1995, the Advisor was Liberty National Bank and Trust Company of Kentucky.
***   Fees for the period from February 1, 1994 through January 19, 1995.

+ For fiscal years ended November 30, 1994 and 1995, the Advisor was Premier Investment Advisors, LLC.

++    Fees for the period from December 31, 1995 to June 30, 1996.

      All investment advisory services are provided to the Funds by Banc One Advisors pursuant to an investment advisory agreement dated January 11, 1993 (the "Investment Advisory Agreement"). The Investment Advisory Agreement (and the Sub-Investment Advisory Agreement described immediately following, collectively, the "Advisory and Sub-Advisory Agreements") will continue in effect as to a particular Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the Investment Company Act of 1940) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory and Sub-Advisory Agreements were renewed by the Trust's Board of Trustees at their quarterly meeting on August 17, 1995. The Advisory and Sub-Advisory Agreements are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund's Advisor or Sub-Advisor as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

      The Advisory and Sub-Advisory Agreements each provide that the respective Advisor or Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Banc One Advisors or Sub-Advisor in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

      Goldman Sachs Asset Management, formerly the investment Sub-Advisor to the Ultra Short-Term Income Fund, received $417,950 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1994, $176,570 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1995 and $26,251 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1996.


      Independence International Associates, Inc.



      Independence International Associates, Inc. ("Independence International") serves as investment Sub-Advisor to the International Equity Index Fund pursuant to an agreement with Banc One Advisors dated January 11, 1993. Independence International is a wholly-owned subsidiary of John Hancock Asset Management, Inc. and an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company. Boston International Advisors, Inc., the predecessor of Independence International, received $113,644 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1994, $161,906 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1995 and $212,352 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1996.

GLASS-STEAGALL ACT

      In 1971 the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a Fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its Shares, but (b) do not prohibit such a holding company or affiliate from acting as investment Advisor, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment Advisors to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment Advisors to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

      In the Investment Advisory Agreement with the Trust, Banc One Advisors has represented to the Trust that it possesses the legal authority to perform the investment advisory services contemplated by the agreement and described in the Prospectuses and this Statement of Additional Information without violation of applicable statutes and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Banc One Advisors from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by Banc One Advisors, the Board of Trustees of the Trust would review the Trust's relationship with Banc One Advisors and consider taking all action necessary in the circumstances.

      Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BANC ONE CORPORATION subsidiary banks or their correspondent banks in connection with customer purchases of Shares of the Trust, these banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

      Pursuant to the Advisory and Sub-Advisory Agreements, Banc One Advisors and the Sub-Advisor determine, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Bond Funds, the Funds of Funds and (to a varying degree) the Asset Allocation Fund usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Banc One Advisors generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


      Allocation of transactions, including their frequency, to various dealers is determined by Banc One Advisors and the Sub-Advisor with respect to the Funds each serves based on their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Advisors or the Sub-Advisor may receive orders for transactions by the Trust, even if such dealers charge commissions in excess of the lowest rates available, provided such commissions are reasonable in light of the value of brokerage and research services received. Such research services may include, but are not be limited to, analysis and reports concerning economic factors and trends, industries, specific securities, and portfolio strategies. Information so received is in addition to and not in lieu of services required to be performed by Banc One Advisors or the Sub-Advisor and does not reduce the advisory fees payable to Banc One Advisors or the Sub-Advisor. Such information may be useful to Banc One Advisors or the Sub-Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Advisors or the Sub-Advisor in carrying out their obligations to the Trust. In the last fiscal year, Banc One Advisors directed brokerage commissions to brokers who provided research services to Banc One Advisors. Total compensation paid to such brokers amounted to $2,845,760.00.


      The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its Advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of BANC ONE CORPORATION subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

      During the Trust's fiscal year ended June 30, 1994, the Trust paid brokerage commissions to Goldman Sachs Asset Management ("Goldman") for brokerage services provided. The Asset Allocation Fund, Disciplined Value Fund, Growth Opportunities Fund and Large Company Value Fund paid $419, $11,504, $17,688 and $9,208 respectively, to Goldman in brokerage commissions.

During the Trust's fiscal year ended June 30, 1995, the Trust paid brokerage commissions to Goldman for brokerage services provided.

              FUND                                 COMMISSIONS PAID
              ----                                 ----------------
      Income Equity                                    $   700
      Disciplined Value                                $81,124
      Growth Opportunities                             $47,160
      Large Company Value                              $47,640
      Equity Index                                     $ 6,741
      Asset Allocation                                 $ 6,677
      Ultra Short-Term Income                          $   531
      Large Company Growth                             $ 3,381

      During the Trust's fiscal year ended June 30, 1996, the Trust paid brokerage commissions to Goldman for brokerage services provided as follows:

              FUND                                 COMMISSIONS PAID
              ----                                 ----------------

      Income Equity                                    $ 5,750
      Disciplined Value                                $ 1,810
      Growth Opportunities                             $11,714
      Equity Index                                     $42,243
      Large Company Value                              $10,650
      Asset Allocation                                 $ 9,602
      Gulf South Growth                                $ 2,265
      Value Growth                                     $ 1,647

      During the Trust's fiscal year ended June 30, 1996, the percentage of the Trust's aggregate brokerage commissions paid to Goldman was 1.26% and the percentage of the Trust's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman was 1.47%.

      In the fiscal years ended June 30, 1996, 1995 and 1994, each of the Funds of the Trust that paid brokerage commissions and the amounts paid for each year were as follows:

                       THE ONE GROUP BROKERAGE COMMISSIONS

                                                  FISCAL YEAR ENDED JUNE 30,
                                                  --------------------------
FUND                                           1996            1995        1994
----                                           ----            ----        ----

Income Equity                               $   96,204      $  102,275    $129,736
Disciplined Value                           $  613,774      $2,572,895    $615,999
Growth Opportunities                        $2,798,442      $1,242,481    $810,546
Equity Index                                $   56,155      $   21,858    $ 79,617
Large Company Value                         $2,126,632      $1,783,768    $539,937
Asset Allocation                            $   61,678      $   42,796    $ 34,662
International Equity Index                  $  176,140      $  223,386    $120,976
Large Company Growth                        $  596,397      $  442,672    $169,455
Ultra Short-Term Income                     $        0      $      531    $      0
Gulf South Growth                           $   43,039
Value Growth                                $  224,373

      Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by Banc One Advisors or the Sub-Advisor. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account (or, in the case of the International Equity Index Fund, another account), the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Advisors or the Sub-Advisor of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Banc One Advisors and the Sub-Advisor may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Trust, Banc One Advisors and the Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Banc One Advisors or the Sub-Advisor or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Advisors and the Sub-Advisor and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR

      The One Group Services Company serves as Administrator (the "Administrator") to each Fund of the Trust pursuant to a Management and Administration Agreement with the Trust (the "Administration Agreement"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Administrator for each Fund beginning December 1, 1995. The Administrator assists in supervising all operations of each Fund to which it serves as Administrator (other than those performed under the respective investment advisory agreements and Custodian and Transfer Agency Agreements for that Fund).

      Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund it serves and to compute the net asset value and net income of such Funds on a daily basis, to maintain office facilities for the Trust, to maintain each such Fund's financial accounts and records, and to furnish the Trust statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Trust with respect to each such Fund. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and State tax returns, prepares filings with State securities commissions, and generally assists in all aspects of the Trust's operations other than those performed under the investment advisory agreements, and Custodian and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

      Banc One Advisors also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and Banc One Advisors. Pursuant to this agreement, Banc One Advisors performs many of the Administrator's duties, for which Banc One Advisors receives a fee paid by the Administrator.

      The Trust paid fees for administrative services to 440 Financial and to SEI Financial Management, previous Administrators of the Trust, to The Winsbury Company, the prior Administrator to the predecessor funds of the Large Company Growth and Intermediate Bond Funds, and to Federated Administrative Services, the prior Administrator to the predecessor Fund of the Kentucky Municipal Bond Fund, for the fiscal years ended June 30, 1996, 1995, and 1994 as follows:

                          THE ONE GROUP ADMINISTRATOR--NET

                                                                  FISCAL YEAR ENDED JUNE 30, 1996
                                                                  -------------------------------
                                          THE ONE GROUP
                                            SERVICES                    BANC ONE ADVISORS**                          440***
FUND                                       COMPANY NET    WAIVED        NET          WAIVED            NET           WAIVED
----                                       -----------    ------        ---          ------            ---           ------

U.S. Treasury Securities Money Market       $1,675,933    $23,824   $  928,127             0       $  881,386       $ 19,060
Prime Money Market                          $2,490,499    $     0   $1,463,271             0       $1,611,838       $      0
Municipal Money Market                      $  504,611    $58,625   $  340,160             0       $  328,817       $ 82,052
Ohio Municipal Money Market                 $    9,933    $87,195   $   53,819             0       $   22,276       $ 39,800
Income Equity                               $  286,663    $     0   $  151,456             0       $  136,804       $      0
Disciplined Value                           $  543,544    $     0   $  321,420             0       $  357,658       $      0
Growth Opportunities                        $  511,634    $     0   $  301,050             0       $  332,353       $      0
Equity Index                                $  219,301    $96,276   $  165,797             0       $   52,623       $119,116
Large Company Value                         $  532,314    $     0   $  300,440             0       $  283,851       $ 32,509
Asset Allocation                            $   19,184    $48,482   $   33,779             0       $   22,718       $ 11,794
International Equity Index                  $  307,633    $     0   $  171,529             0       $  172,763       $      0
Large Company Growth                        $  778,543    $     0   $  441,303             0       $  457,430       $      0
(Sun Eagle: Equity Growth)
Income Bond                                 $  505,703    $     0   $  302,920             0       $  343,646       $    186
Limited Volatility Bond                     $  471,594    $     0   $  275,961             0       $  301,887       $      0
Intermediate Tax-Free Bond                  $  222,203    $     0   $  138,734             0       $  167,244       $      0
Municipal Income                            $  210,905    $43,781   $  142,512             0       $  110,442       $ 43,233
Ohio Municipal Bond                         $   81,876    $15,630   $   57,825             0       $   55,179       $ 11,740
Government Bond                             $  544,937    $ 6,947   $  297,480             0       $  270,620       $ 12,171
Ultra Short-Term Income                     $        0    $50,706   $   28,274                      $       0       $ 35,162
Intermediate Bond (Sun Eagle:
Intermediate Fixed Income)                  $  229,988    $     0   $  134,912             0       $  148,161       $      0
Treasury Only Money Market                  $  113,945    $     0   $  179,830             0       $   65,888       $      0
Government Money Market                     $  232,688    $     0   $  385,955             0       $  153,141       $    131
Institutional Prime Money Market                    NA*        NA*          NA                            NA*            NA*
Treasury Money Market                               NA*        NA*          NA                            NA*            NA*
Tax-Exempt Money Market                             NA*        NA*          NA                            NA*            NA*
Arizona Municipal Bond                              NA*        NA*          NA                            NA*            NA*
Kentucky Municipal Bond                         38,104    $ 1,196   $   23,883             0       $   26,310       $  2,256
Texas Tax-Free Bond                                 NA*        NA*          NA             NA*             NA*
W. Virginia Municipal Bond                          NA*        NA*          NA             NA*             NA*
Louisiana Municipal Bond                    $   86,078+   $     0   $   31,165+            0       $        0       $      0
Value Growth                                $  101,245+   $     0   $   36,656+            0       $        0       $      0
Gulf South Growth                           $   47,011+   $     0   $   17,021+            0       $        0       $      0
Income                                              NA*        NA*          NA*            NA*             NA*            NA*
Investor Growth                                     NA*        NA*          NA*            NA*             NA*            NA*
Investor Growth & Income                            NA*        NA*          NA*            NA*             NA*            NA*
Investor Aggressive Growth                          NA*        NA*          NA*            NA*             NA*            NA*
Investor Conservative Growth                        NA*        NA*          NA*            NA*             NA*            NA*
Investor Balanced                                   NA*        NA*          NA*            NA*             NA*            NA*
Investor Fixed Income                                                                                      NA*            NA*


*     As of June 30, 1996, the Fund had not commenced operations.

** These are fees paid by The One Group Services Company to Banc One Advisors pursuant to the Sub-Administration Agreement for the period from December 1, 1995 through June 30, 1996, and by 440 for the period June 30, 1995 to December 1, 1995.

***   These are fees paid from July 1, 1995 through early November 30, 1995.

+     These fees are paid from March 26, 1996 through June 30, 1996.

                          THE ONE GROUP ADMINISTRATOR--NET

                                                                     FISCAL YEAR ENDED JUNE 30, 1995
                                                                     -------------------------------
                                                   440                           ADVISOR**                  FEDERATED
FUND                                       NET             WAIVED             NET         WAIVED        NET            WAIVED
----                                       ---             ------             ---         ------        ---            ------

U.S. Treasury Securities Money
  Market $1,731,370                     $  122,233        $176,604          $      0                      NA               NA
Prime Money Market                      $2,897,503        $111,313          $304,170        $0            NA               NA
Municipal Money Market                  $  699,142        $ 92,641          $ 75,012        $0            NA               NA
Ohio Municipal Money Market             $   82,050        $ 61,415          $ 11,806        $0            NA               NA
Income Equity                           $  308,619        $      0          $ 27,163        $0            NA               NA
Disciplined Value                       $  687,537        $      0          $ 65,713        $0            NA               NA
Growth Opportunities                    $  631,524        $      0          $ 59,053        $0            NA               NA
Equity Index                            $   90,704        $195,567          $ 30,329        $0            NA               NA
Large Company Value                     $  317,839        $ 27,527          $ 48,604        $0            NA               NA
Asset Allocation                        $   62,570        $  4,439          $  6,304        $0            NA               NA
International Equity Index              $  285,929        $      0          $ 31,831        $0            NA               NA
Large Company Growth                    $  495,980        $      0          $ 76,459        $0            NA               NA
Income Bond                             $  763,202        $  6,504          $ 67,577        $0            NA               NA
Limited Volatility Bond                 $  653,915        $  2,136          $ 60,084        $0            NA               NA
Intermediate Tax-Free Bond              $  305,651        $      0          $ 31,017        $0            NA               NA
Municipal Income                        $  198,808        $ 79,249          $ 28,635        $0            NA               NA
Ohio Municipal Bond                     $  124,734        $ 32,085          $ 13,946        $0            NA               NA
Government Bond                         $  414,276        $ 14,952          $ 53,984        $0            NA               NA
Ultra Short-Term Income                 $   68,313        $ 72,059          $  8,546        $0            NA               NA
Intermediate Bond                       $  208,925        $      0          $ 26,063        $0            NA               NA
Treasury Only Money Market              $   86,438        $      0          $ 33,470        $0            NA               NA
Government Money Market                 $  273,911        $ 23,414          $ 88,367        $0            NA               NA
Kentucky Municipal Bond                 $   24,352***     $  1,554***       $  6,155***     $0***         $77,852****      $0****
Institutional Prime Money Market                NA*             NA*               NA*       NA*           NA               NA
Treasury Money Market                           NA*             NA*               NA*       NA*           NA               NA
Tax-Exempt Money Market                         NA*             NA*               NA*       NA*           NA               NA
Arizona Municipal Bond                          NA*             NA*               NA*       NA*           NA               NA
Texas Tax-Free Bond                             NA*             NA*               NA*       NA*           NA               NA
W. Virginia Municipal Bond                      NA*             NA*               NA*       NA*           NA               NA
Louisiana Municipal Bond                $  297,746+       $ 99,248+               NA        NA            NA               NA
Value Growth                            $  295,695+             NA+               NA        NA            NA               NA
Gulf South Growth                       $  134,419+             NA+               NA        NA            NA               NA
Income                                          NA*             NA*               NA*       NA*           NA               NA
Investor Growth                                 NA*             NA*               NA*       NA*           NA               NA
Investor Growth & Income                        NA*             NA*               NA*       NA*           NA               NA
Investor Aggressive Growth                      NA*             NA*               NA*       NA*           NA               NA
Investor Conservative Growth                    NA*             NA*               NA*       NA*           NA               NA
Investor Balanced                               NA*             NA*               NA*       NA*           NA               NA
Investor Fixed Income                           NA*             NA*               NA*       NA*           NA               NA



*     As of June 30, 1995, the Fund had not commenced operations.

** These are fees paid by 440 to Banc One Advisors pursuant to the Sub-Administration Agreement for the period from April 1, 1995 through June 30, 1995.

***   These fees are paid from January 20, 1995 through June 30, 1995.

****  These fees are paid from February 1, 1994 through January 19, 1995.

+ These fees were paid for fiscal year ended November 30, 1995 to Goldman Sachs Asset Management, the Funds' prior administrator.

                       THE ONE GROUP(R) ADMINISTRATOR--NET


                                                                  FISCAL YEAR ENDED JUNE 30, 1994
                                                                  -------------------------------
                                              440                       SEI                  WINSBURY               FEDERATED
                                              ---                       ---                  --------               ---------
FUND                                    NET          WAIVED       NET       WAIVED       *NET       WAIVED       NET       WAIVED
----                                    ---          ------       ---       ------       ----       ------       ---       ------

U.S. Treasury Securities Money      $  784,527      $145,627    $291,772    $120,358         NA        NA          NA         NA
Market
Prime Money Market                  $1,198,953      $259,937    $586,109    $267,864         NA        NA          NA         NA
Municipal Money Market              $  297,555      $ 62,779    $114,253    $ 61,144         NA        NA          NA         NA
Ohio Municipal Money Market         $   41,436      $ 21,037    $  6,987    $ 19,013         NA        NA          NA         NA
Income Equity                       $  218,261      $  8,246    $115,876    $ 21,790         NA        NA          NA         NA
Disciplined Value                   $  389,399      $  5,841    $157,726    $ 30,050         NA        NA          NA         NA
Growth Opportunities                $  363,523      $  8,369    $168,296    $ 30,159         NA        NA          NA         NA
Equity Index                        $  139,191      $ 13,656    $ 40,299    $ 36,379         NA        NA          NA         NA
Large Company Value                 $  150,681      $  1,293    $ 79,477    $ 16,782         NA        NA          NA         NA
Asset Allocation                    $   35,653      $  8,115    $  9,104    $ 16,053         NA        NA          NA         NA
International Equity Index          $  116,426      $    476    $ 39,564    $      0         NA        NA          NA         NA
Large Company Growth                $   73,974      $    901          NA          NA         $44,593   $0          NA         NA
Income Bond                         $  497,328      $ 65,405    $234,878    $143,075         NA        NA          NA         NA
Limited Volatility Bond             $  403,410      $ 59,568    $199,661    $107,428         NA        NA          NA         NA
Intermediate Tax-Free Bond          $  169,440      $ 19,827    $ 73,417    $ 55,558         NA        NA          NA         NA
Municipal Income                    $  129,864      $ 14,224    $ 39,346    $ 18,232         NA        NA          NA         NA
Ohio Municipal Bond                 $   97,895      $ 14,926    $ 43,502    $ 26,271         NA        NA          NA         NA
Government Bond                     $  168,602      $  6,771    $ 59,555    $  6,230         NA        NA          NA         NA
Ultra Short-Term Income             $  195,828      $ 15,187    $115,709    $ 29,093         NA        NA          NA         NA
Intermediate Bond                   $   55,677      $ 19,323          NA          NA         $48,000   $0          NA         NA
Treasury Only Money Market          $   33,500      $ 35,403    $      0    $ 18,868         NA        NA          NA         NA
Government Money Market             $  164,560      $ 92,943    $  2,467    $ 78,512         NA        NA          NA         NA
Institutional Prime Money Market            NA*           NA*         NA*         NA*        NA        NA          NA         NA
Treasury Money Market                       NA*           NA*         NA          NA*        NA        NA          NA         NA
Tax-Exempt Money Market                     NA*           NA*         NA*         NA*        NA        NA          NA         NA
Arizona Municipal Bond                      NA*           NA*         NA*         NA*        NA        NA          NA         NA
Kentucky Municipal Bond                     NA*           NA*         NA*         NA*        NA        NA          $62,930**  $0**
Texas Tax-Free Bond                         NA*           NA*         NA*         NA*        NA        NA          NA         NA
W. Virginia Municipal Bond                  NA*           NA*         NA*         NA*        NA        NA          NA         NA
Louisiana Municipal Bond              $202,083+      $10,042+         NA          NA         NA        NA          NA         NA
Value Growth                         $ 266,463+           NA+         NA          NA         NA        NA          NA         NA
Gulf South Growth                    $ 120,693+           NA+         NA          NA         NA        NA          NA         NA
Income                                      NA*           NA*         NA*         NA*        NA        NA          NA         NA
Investor Growth                             NA*           NA*         NA*         NA*        NA        NA          NA         NA
Investor Growth & Income                    NA*           NA*         NA*         NA*        NA        NA          NA         NA
Investor Aggressive Growth                  NA*           NA*         NA*         NA*        NA        NA          NA         NA
Investor Conservative Growth                NA*           NA*         NA*         NA*        NA        NA          NA         NA
Investor Balanced                           NA*           NA*         NA*         NA*        NA        NA          NA         NA
Investor Fixed Income                       NA*           NA*         NA*         NA*        NA        NA          NA         NA

*     As of June 30, 1994, the Fund had not commenced operations.

**    For the fiscal year ended January 31, 1994.


+ These fees were paid for fiscal year ended November 30, 1994 to Goldman Sachs Asset Management, the Funds' prior administrator.


      Unless sooner terminated, the Administration Agreement between the Trust and The One Group Services Company will continue in effect through November 30, 1996. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement will be reviewed and ratified at least annually by the Trust's Board of Trustees, provided that the Administration Agreement is also reviewed and ratified by the majority of the Trust's Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by vote cast in person at a meeting called for the purpose of reviewing and ratifying the Administration Agreement. The Administration Agreement is terminable with respect to a particular Trust only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than sixty days' notice by the Trust's Board of Trustees or by The One Group Services Company.

      The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

EXPENSES

      If total expenses borne by any one of the Funds in any fiscal year exceed expense limitations imposed by applicable State securities regulations, Banc One Advisors and the Administrator will reimburse that Fund by the amount of such excess in proportion to their respective fees. As of the date of this Prospectus, under the most restrictive State expense limitation applicable to the Trust, the annual expenses of the Trust may not exceed the total of two and one-half percent (2.5%) of the first thirty million dollars ($30,000,000) of the Trust's average net assets, plus two percent (2.0%) of the next seventy million dollars ($70,000,000) of the Trust's average net assets, plus one and one-half percent (1.5%) of the remaining amount of the Trust's average net assets. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees charged to customers by certain entities in connection with investments in a Fund on a customer's behalf are not included within Fund expenses for purposes of any such expense limitation.

DISTRIBUTOR

      The One Group Services Company serves as Distributor to each Fund of the Trust pursuant to its Distribution Agreement with the Trust (the "Distribution Agreement"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Distributor beginning November 1, 1995. Unless otherwise terminated, the Distribution Agreement will continue in effect until November 30, 1996 and will continue from year to year if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds (see "ADDITIONAL INFORMATION-- Miscellaneous," in this Statement of Additional Information) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated in the event of its assignment, as defined in the 1940 Act. The One Group Services Company is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc.

DISTRIBUTION PLAN


      The operation and fees with respect to Class A Shares, Class B Shares, Class C Shares, and Service Class Shares of the Trust payable under the Trust's Distribution and Shareholder Services Plans, to which Class A Shares, Class B Shares, Class C Shares, and Service Class Shares of each Fund of the Trust are subject, are described in each such Fund's Prospectuses and in the Multiple Class Plan.



      The Distribution and Shareholder Services Plan with respect to Class A Shares (the "Distribution Plan") was initially approved on July 28, 1989 by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). The Distribution Plan originally applied to the single class of Shares of each Fund of the Trust that existed prior to the offering of the Funds' Shares as five separate classes. An amendment to the Distribution Plan was approved by the Independent Trustees on October 21, 1991, and became effective on February 7, 1992. Such amendment limited fees under the Distribution Plan only to the Class A Shares of each Fund. The Distribution Plan was amended again on February 11, 1993 in order to make Retirement Class Shares (now the Service Class Shares) subject to distribution fees. The Distribution Plan was further amended on February 29, 1996, to eliminate certain "defensive" provisions of the Distribution Plan. A Distribution and Shareholder Services Plan (the "CDSC Plan") for Class B and Class C Shares was initially approved on August 12, 1993 by the Independent Trustees. The CDSC Distribution Plan was re-executed on December 13, 1995 and amended on February 20, 1997. Prior to February 7, 1992, distribution fees were waived with respect to every Fund of the Trust except the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund.


      During the fiscal year ending June 30, 1996, the distribution fees paid by the Class A, Class B and Service Class Shares (formerly Retirement Class Shares) of the Trust to 440 Financial Distributors, the previous Distributor to the Trust and to Federated Administrative Services, the distributor to the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, were as follows:

  THE ONE GROUP DISTRIBUTION FEES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 1996

                                                                                          SERVICE
FUND                                      DISTRIBUTOR           CLASS A     CLASS B        CLASS
----                                      -----------           -------     -------        -----

U.S. Treasury Securities Money Market     440 Finl:             $ 95,887          NA            0
                                          One Group Ser.        $158,356          NA            0

Prime Money Market                        440 Finl:             $252,965          NA            0
                                          One Group Ser.        $436,739          NA            0

Municipal Money Market                    440 Finl:             $ 67,967          NA           NA
                                          One Group Ser.        $ 92,604          NA            0

Ohio Municipal Money Market               440 Finl:             $ 43,895          NA           NA
                                          One Group Ser.        $ 70,604          NA            0

Income Equity                             440 Finl:             $ 17,079    $ 23,062           NA
                                          One Group Ser.        $ 45,011    $ 99,172

Disciplined Value                         440 Finl:             $ 15,357    $ 50,493           NA
                                          One Group Ser.        $ 27,687    $ 85,251

Growth Opportunities                      440 Finl:             $ 15,247    $ 15,986           NA
                                          One Group Ser.        $ 30,939    $ 49,433

Equity Index                              440 Finl:             $  6,395    $ 14,481           NA
                                          One Group Ser.        $ 28,845    $114,425

Large Company Value                       440 Finl:             $  4,772    $  5,565           NA
                                          One Group Ser.        $ 12,163    $ 17,024

Asset Allocation                          440 Finl:             $  6,741    $ 17,781           NA
                                          One Group Ser.        $ 19,297    $ 67,442

International Equity Index                440 Finl:             $  5,867    $ 15,916           NA
                                          One Group Ser.        $ 12,143    $ 28,121

Large Company Growth                      440 Finl:             $ 39,251    $ 55,576           NA
                                          One Group Ser.        $ 89,017    $214,351

Income Bond                               440 Finl:             $  7,647    $  9,108           NA
                                          One Group Ser.        $ 13,300    $ 23,100

Limited Volatility Bond                   440 Finl:             $ 13,223    $  9,149           NA
                                          One Group Ser.        $ 24,663    $ 19,443

Intermediate Tax-Free Bond                440 Finl:             $  7,548    $  5,052           NA
                                          One Group Ser.        $ 10,539    $  9,597

Municipal Income                          440 Finl:             $ 15,155    $ 36,106           NA
                                          One Group Ser.        $ 30,695    $ 89,152

Ohio Municipal Bond                       440 Finl:             $ 13,084    $ 14,525           NA
                                          One Group Ser.        $ 20,939    $ 35,444

Government Bond                           440 Finl:             $  9,612    $ 12,977           NA
                                          One Group Ser.        $ 35,311    $ 40,586

                                                                                                SERVICE
FUND                                      DISTRIBUTOR           CLASS A        CLASS B           CLASS
----                                      -----------           -------        -------           -----


Ultra Short-Term Income                   440 Finl:             $  2,308       $    521
                                          One Group Ser.        $  3,316       $  3,369

Intermediate Bond                         440 Finl:             $  6,802       $  3,548             NA
                                          One Group Ser.        $ 17,159       $ 19,147

Treasury Only Money Market                440 Finl:             $      0       $      0             NA
                                          One Group Ser.        $      0       $      0

Government Money Market                   440 Finl:             $      0       $      0             NA
                                          One Group Ser.        $      0       $      0

Kentucky Municipal Bond                   Federated:****        $      0       $      0
                                          440 Finl:**           $  9,180       $    642             NA
                                          One Group Ser.        $ 12,332       $  4,154

Treasury Money Market                     440 Finl:                   NA*            NA*            NA*
                                          One Group Ser.

Tax-Exempt Money Market                   440 Finl:                   NA*            NA*            NA*
                                          One Group Ser.

Arizona Municipal Bond                    440 Finl:                   NA*            NA*            NA*
                                          One Group Ser.

Texas Tax-Free Bond                       440 Finl:                   NA***          NA***          NA***
                                          One Group Ser.

W. Virginia Municipal Bond                440 Finl:                   NA***          NA***          NA***
                                          One Group Ser.

Louisiana Municipal Bond                  One Group Ser.          37,113++     $  7,304++           NA++
                                          Goldman                 52,494++        8,200++           NA++

Value Growth                              One Group Ser.          23,749++     $ 11,216++           NA++
                                          Goldman                 33,592++       11,332++           NA++

Gulf South Growth                         One Group Ser.          12,222++     $  6,378++           NA++
                                          Goldman                 17,228++        6,444++           NA++

Income                                    One Group Ser.              NA***          NA***          NA***
Investor Growth                           One Group Ser.              NA*            NA*            NA*
Investor Growth & Income                  One Group Ser.              NA*            NA*            NA*
Investor Aggressive Growth                One Group Ser.              NA*            NA*            NA*
Investor Conservative Growth              One Group Ser.              NA*            NA*            NA*
Investor Balanced                         One Group Ser.              NA*            NA*            NA*
Investor Fixed Income                     One Group Ser.              NA*            NA*            NA*


*     These fees had not commenced operations as of June 30, 1996.

**    These are fees paid from January 20, 1995 through June 30, 1995.

****  These are fees paid from February 1, 1994 through January 19, 1995.

++    These fees were paid from March 26, 1996 to June 30, 1996.

      In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan and CDSC Plan may be terminated with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares, Class B Shares, Class C Shares or Service Class Shares, respectively, of that Fund. The Distribution Plan and CDSC Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan or Class B Distribution Plan that would materially increase the distribution fee with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of a Fund requires the approval of that Fund's Class A, Class B, Class C or Service Class Shareholders, respectively. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.


CUSTODIAN AND TRANSFER AGENT

      Cash and securities owned by the Funds of the Trust are held by State Street Bank and Trust Company ("State Street") as Custodian. State Street serves the respective Funds as Custodian pursuant to a Custodian Agreement with the Trust (the "Custodian Agreement"). Under the Custodian Agreement, State Street
(i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.

      Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

      Rules adopted under the 1940 Act permit the Trust to maintain its securities and cash in the custody of certain eligible banks and securities depositories. The Trust intends to select foreign custodians or sub-custodians to maintain foreign securities of the International Equity Index Fund pursuant to such rules, following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of Trust assets. In addition, the 1940 Act requires that foreign bank sub-custodians, among other things have Shareholder equity in excess of $200 million, have no lien on the Trust's assets and maintain adequate and accessible records.

      State Street Bank & Trust ("State Street") serves as Transfer Agent and Dividend Disbursing Agent for each Fund pursuant to Transfer Agency Agreements with the Trust (the "Transfer Agency Agreement"). Under the Transfer Agency Agreements, State Street has agreed (i) to issue and redeem Shares of the Trust;
(ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

EXPERTS

      The financial statements of the Trust for the fiscal year ended June 30, 1996 appearing in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports and on the authority of such firm as experts in auditing and accounting.

      The financial statements for the predecessor funds of the Intermediate Bond Fund and Large Company Growth Fund, Sun Eagle Intermediate Fixed Income Fund and Sun Eagle Equity Growth Fund, respectively, for the fiscal year ended June 30, 1993 and for the period from February 28, 1992 (commencement of operations of each Fund) to June 30, 1992 appearing in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent accountants, and are included in reliance upon the authority of such firm as experts in auditing and accounting.

      The financial statements for the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, for the period from February 1, 1994 to January 19, 1995, and for the period from March 12, 1993 (commencement of operations) to January 31, 1994 appearing in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent accountants, and are included in reliance upon the authority of such firm as experts in auditing and accounting.

      The financial statements for the predecessor funds of the Louisiana Municipal Bond Fund, the Value Growth Fund, and the Gulf South Growth Fund, the Paragon Louisiana Tax-Free Fund, the Paragon Value Growth Fund and the Paragon Gulf South Growth Fund, for the fiscal year ended November 30, 1995 appearing in this Statement of Additional Information have been audited by Price Waterhouse LLP, independent accountants, and are included in reliance upon such reports and on the authority of such firm as experts in auditing and accounting.

      The law firm of Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 is counsel to the Trust. From time to time, Ropes & Gray have rendered legal services to Bank One, Milwaukee and Bank One, Wisconsin Trust Company, NA.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

      The Trust is a Massachusetts Business Trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes 40 series of Shares, which represent interests in the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Income Equity Fund, the Disciplined Value Fund, the Growth Opportunities Fund, the Value Growth Fund, the Gulf South Growth Fund, the Large Company Value Fund, the Large Company Growth Fund, the International Equity Index Fund, the Equity Index Fund, the Asset Allocation Fund, the Income Bond Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Ultra Short-Term Income Fund, the Income Fund, the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Aggressive Growth Fund, the Investor Fixed Income Fund, the Investor Conservative Growth Fund, the Investor Balanced Fund, the Municipal Income Fund, the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Texas

Tax-Free Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Arizona Municipal Bond Fund, the Treasury Money Market Fund, the Treasury Only Money Market Fund, the Government Money Market Fund, the Tax Exempt Money Market Fund, the Institutional Prime Money Market Fund and the Treasury and Agency Fund. The Funds of the Trust (other than the Institutional Money Market Funds, the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Funds of Funds) offer Shares in three separate classes: Fiduciary Shares, Class A Shares and Class B Shares. The U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund offer Fiduciary Shares, Class A Shares and Service Class Shares. The Funds of Funds offer Fiduciary Class Shares, Class A Shares, Class B Shares, and Class C Shares. See the relevant Prospectus for those Funds for more details.


      Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.


      Class A Shares, Class B Shares, Class C Shares and Service Class Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.


SHAREHOLDER AND TRUSTEE LIABILITY

      Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

      The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the trust for payment.

CALCULATION OF PERFORMANCE DATA

      Each Money Market Fund and the Treasury Only and Government Money Market Funds' yield was computed with respect to each class of Shares by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of the particular class of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The effective yield of each class of each Fund represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. No performance data is available with respect to the Tax Exempt Money Market, Treasury Money Market and Institutional Prime Money Market Funds because those Funds had not commenced operations as of June 30, 1995.

      The tax equivalent yields for the classes of the Municipal Money Market, Ohio Municipal Money Market, and Tax Exempt Money Market Funds are computed by dividing that portion of the Fund's yield (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (with respect to a particular class) that is not tax-exempt. The tax equivalent yields for the classes of the Municipal Money Market Fund contained in the preceding paragraph were computed based on an assumed effective federal income tax rate of 39.6%. No such data was provided for the Tax Exempt Money Market Fund because it had not commenced operations as of June 30, 1996. The tax equivalent effective yield for the classes of the Municipal Money Market Fund, Ohio Municipal Money Market Fund, and Tax Exempt Money Market Funds are computed by dividing that portion of the effective yield of the Fund (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund (with respect to a particular class) that is not tax-exempt.

      Performance information showing a Fund's total return and/or 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature regarding the Equity Funds, the Bond Funds, the Funds of Funds, and the Municipal Bond Funds. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                         a-b
                         ---
      30-Day Yield =  2[( cd +1)6-1]

      In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

      From time to time the tax equivalent 30-day yield of a particular class of a Municipal Bond Fund may be presented in advertising and sales literature. The tax equivalent 30-day yield will be computed by dividing that portion of a Fund's yield (respecting a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (respecting a particular class) that is not tax-exempt. The tax equivalent 30-day yields for a Municipal Bond Fund (respecting a particular class) will, unless otherwise noted, be computed based on an assumed effective federal income tax rate of 31%. No tax equivalent 30-day yield information is available for the West Virginia Municipal Bond, Texas Tax-Free Bond and Arizona Municipal Bond Funds.

      A Fund's respective cumulative total return and average annual total return was determined by calculating the change in the value of a hypothetical $1,000 investment in a particular class of the Fund for each of the periods shown. Cumulative total return for a particular class of a Fund is computed by determining the rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The cumulative return is calculated as the total dollar increase or decrease in the value of an account assuming reinvestment of all distributions divided by the original initial investment. The average annual return for a particular class of a Fund is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.

      Performance information showing a Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales literature regarding the Bond Funds and Equity Funds. The distribution rate is calculated as follows:


      distribution yield = a/(b) x 365
                           -----------
                                c

      In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or net asset value for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.

      Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts at a bank, with regard to Fiduciary Class Shares and Service Class Shares, or a Participating Organization, with regard to Class A and Class B Shares, will reduce a Fund's effective yield to customers. Performance data for the Funds through June 30, 1996 (calculated as described above) is as follows:

                              TAX-EQUIVALENT YIELD

                                        FIDUCIARY                       CLASS A
                                        ---------                       -------
                          7 DAY                            7 DAY
                          YIELD     28% TAX   39.6% TAX    YIELD    28% TAX   39.6% TAX
                          -----     -------   ---------    -----    -------   ---------

Municipal Money           3.00%     4.17%      4.97%       2.75%      3.82%     4.55%
  Market
Ohio Municipal
  Money Market            3.00%     4.19%      5.00%       2.77%      3.85%     4.59%


THE MONEY MARKET AND INSTITUTIONAL MONEY MARKET FUNDS may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the BANK RATE MONITOR, and those of corporate and government security price indices of various durations prepared by Shearson Lehman Brothers, Salomon Brothers, Inc. and the IBC/Donoghue organization. These indices are not managed for any investment goals.

      The Money Market and Institutional Money Market Funds may also use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

      Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a data base of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

      Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.
15), may also be used. Also current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The BOND BUYER is published daily and is an industry-accepted source for current municipal bond market information.

      Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

THE EQUITY, BOND AND MUNICIPAL BOND FUNDS AND THE FUNDS OF FUNDS may quote actual total return performance from time to time in advertising and other types of literature compared to results reported by the Dow Jones Industrial Average.

      The Dow Jones Industrial Average is an industry-accepted unmanaged index of generally conservative securities used for measuring general market performance. The performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The index does not take into account any brokerage commissions or other fees. Comparative information on the Consumer Price Index may also be included.

      The Equity Funds, the Bond Funds, the Municipal Bond Funds and the Funds of Funds may also promote the yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.; they may also use indices such as the Standard & Poor's 400 Composite Stock Index, the Standard & Poor's 500 Composite Stock Index, the Standard & Poor's 600 Composite Stock Index, the Russell 2000, or the Morgan Stanley International European, Asian and Far East Gross Domestic Product Index for performance comparison. Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used.

      THE BOND FUNDS, THE FUNDS OF FUNDS AND THE ASSET ALLOCATION FUND may quote actual yield and/or total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by BANK RATE MONITOR, and those of corporate bond and government security price indices of various durations. Comparative information on the Consumer Price Index may also be included.

      The Bond Funds, the Funds of Funds and the Asset Allocation Fund may also use comparative performance information computed by and available from certain industry and general market research and publications, as well as statistical and performance information, compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation.

      The Bond Funds, the Funds of Funds and the Asset Allocation Fund may also use current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.
15). In addition, current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used.

MISCELLANEOUS

      The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

      As used in the Trust's Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. For information regarding the allocations of Class Expenses to particular classes of a Fund, see the respective Prospectus of the Fund under "MANAGEMENT-Expenses."

      As used in the Trust's Prospectuses and in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

      The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

      The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and

Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

      The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.


      As of April 9, 1997, BANC ONE CORPORATION, 100 East Broad Street, Columbus, Ohio 43271-0152 (an Ohio Corporation) through Bank Subsidiaries, acting on behalf of their underlying accounts, held of record substantially all of the Fiduciary Class Shares of the Trust, and possessed voting or investment power as follows:


                                                                  PERCENT OF
                                                                  BENEFICIAL
FUND                                                               OWNERSHIP


Large Company Growth Fund                                               97.64%
Disciplined Value Fund                                                  97.13%
Growth Opportunities Fund                                               96.96%
Income Bond Fund                                                        97.15%
Intermediate Tax-Free Bond Fund                                         96.83%
Prime Money Market Fund                                                 58.50%
U.S. Treasury Securities Money Market Fund                              20.46%
Municipal Money Market Fund                                             81.42%
Income Equity Fund                                                      97.60%
Equity Index Fund                                                       95.84%
Large Company Value Fund                                                97.19%
Ohio Municipal Bond Fund                                                92.25%
Limited Volatility Bond Fund                                            95.42%
International Equity Fund                                               97.33%
Asset Allocation Fund                                                   97.37%
Ohio Municipal Money Market Fund                                        79.97%
Municipal Income                                                        97.41%
Kentucky Municipal Bond Fund                                            98.45%
Government Bond Fund                                                    96.30%
Ultra Short-Term Income Fund                                            95.59%
Louisiana Municipal Bond Fund                                           95.58%
Value Growth Fund                                                       95.77%
Gulf South Growth Fund                                                  97.32%
Intermediate Bond Fund                                                  97.00%
Arizona Municipal Bond Fund                                             91.86%
West Virginia Municipal Bond Fund                                       99.44%
Investor Growth Fund                                                    90.26%
Investor Growth & Income Fund                                           93.28%
Investor Balanced Fund                                                  96.94%
Investor Conservative Growth Fund                                       98.31%
Treasury Only Money Market Fund                                         33.47%
Government Money Market Fund                                            25.97%


As a result, BANC ONE CORPORATION may be deemed to be a "controlling person" of the Fiduciary Class Shares of each of the aforementioned Funds under the Investment Company Act of 1940.


In addition, as of April 9, 1997, the following persons were the beneficial owners of more than 25% of the outstanding Shares of the following class of Shares of the following Funds:

NAME AND                                                                                      PERCENTAGE OF      TYPE OF
ADDRESS                                                 FUND/CLASS                            OWNERSHIP          OWNERSHIP
-------                                                 ----------                            ---------          ---------

State Street Bank & Trust Co.                           Arizona Municipal Bond Fund           49.87%             Record
Cust for the IRA of                                     Class A
Daniel Demoret
RR 1 Box 37
Williams, AZ 86046

State Street Bank & Trust Co.                           Arizona Municipal                     49.87%             Record
Cust for the IRA of                                     Bond Fund
Cynthia L. Demoret                                      Class A
RR 1 Box 37
Williams, AZ 86046

The One Group Services Company                          Arizona Municipal                     100.00%            Record
Fund Administration                                     Bond Fund
3435 Stelzer Rd.                                        Class B
Columbus, Ohio 43219-6004

Clark & Co.                                             Arizona Municipal Bond Fund           98.93%             Record
Database 2-Attn: One Group/Cash                         Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Clark & Co.                                             Asset Allocation Fund                 53.11%             Record
Database 2-Attn: One Group/Cash                         Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                            Asset Allocation Fund                 33.16%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Strafe & Co.                                            Disciplined Value                     54.71%             Record
Attn: Mutual Funds 0393                                 Fund
100 E. Broad Street                                     Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                             Disciplined Value                     39.15%             Record
Database 2-Attn: One Group/Cash                         Fund
235 W. Schrock Rd.                                      Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                            Equity Index Fund                     70.74%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Banc One Securities Savings Plan                        Equity Index Fund                     31.15%             Beneficial
235 West Schrock Road                                   Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                            Government Bond Fund                  68.10%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                             Government Bond Fund                  26.34%             Record
Database 2 - Attn: One Group/Cash Mgmt                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Clark & Co.                                             Government Money Market Fund          27.89%             Record
Database 2 - Attn: One Group/Cash Mgmt
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

NAME AND                                                                                      PERCENTAGE OF      TYPE OF
ADDRESS                                                 FUND/CLASS                            OWNERSHIP          OWNERSHIP
-------                                                 ----------                            ---------          ---------

Strafe & Co.                                            Government Money Market Fund          41.69%             Record
Bank One Trust Co.
Attn: Mutual Funds
100 E. Broad St.
Columbus, Ohio 43215-3607

Strafe & Co./Cash Div.                                  Growth Opportunities Fund             51.15%             Record
Bank One Trust Co.                                      Fiduciary
Attn: Mutual Funds 0393
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                             Growth Opportunities Fund              37.56%            Record
Database 2 - Attn: One Group/Cash Mgmt                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                            Gulf South Growth Fund                90.91%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Strafe & Co.                                            Income Bond Fund                      64.24%             Record
Bank One Trust Co.                                      Fiduciary
Attn: Mutual Funds
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                             Income Bond Fund                      29.30%             Record
Database 2 - Attn: One Group/Cash Mgmt                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                            Income Equity Fund                    58.99%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                             Income Equity Fund                    36.04%             Record
Database 2 - Attn: One Group/Cash Mgmt                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Clark & Co.                                             Intermediate Bond Fund                50.66%             Record
Database 2 - Attn: One Group/Cash Mgmt                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                            Intermediate Bond Fund                45.77%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Broad Street
Columbus, OH 43215-3607

Clark & Co.                                             Intermediate Tax-Free Bond Fund       52.51%             Record
Database 2-Attn: One Group/Cash                         Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

NAME AND                                                                                      PERCENTAGE OF      TYPE OF
ADDRESS                                                 FUND/CLASS                            OWNERSHIP          OWNERSHIP
-------                                                 ----------                            ---------          ---------

Strafe & Co.                                            Intermediate Tax-Free Bond Fund       47.10%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Strafe & Co.                                            International Equity Index Fund       58.27%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                             International Equity Index Fund       36.65%             Record
Database 2 - Attn: One Group/Cash Mgmt                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                            Investor Balanced Fund                44.34%             Record
Bank One Trust Co.                                      Fiduciary
Attn: Mutual Funds
100 E. Broad St.
Columbus, OH 43215-3607

Clark & Co.                                             Investor Balanced Fund                32.73%             Record
Database 2-Attn: One Group/Cash                         Fiduciary
235 W. Schrock Rd.
Westerville, OH 43081-2874

Dean Witter for the Benefit of                          Investor Conservative Growth Fund     20.82%             Record
James W. Blair                                          Class A
95 Elizabeth Street
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co.                                            Investor Conservative Growth Fund     70.87%             Record
Bank One Trust Co.                                      Fiduciary
Attn: Mutual Funds
100 E. Broad St.
Columbus, OH 43215-3607

Young J. Lee, M.D., SERP                                Investor Conservative                 59.85%             Beneficial
Strafe & Co.                                            Growth Fund
100 E. Broad Street                                     Fiduciary
Columbus, OH 43215-3607

Strafe & Co.                                            Investor Growth Fund                  53.38%             Record
Bank One Trust Co.                                      Fiduciary
Attn: Mutual Funds
100 E. Broad St.
Columbus, OH 43215-3607

Virginia R. Corrin                                      Investor Growth Fund                  25.83%             Beneficial
Strafe & Co.                                            Fiduciary
100 E. Broad Street
Columbus, OH 43215-3607

Clark & Co.                                             Investor Growth Fund                  36.47%             Record
Database 2-Attn: One Group/Cash                         Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Dean Witter for the Benefit of                          Investor Growth & Income Fund         30.80%             Record
Superior Carpet Installers Inc.                         Class A
1027 E. Georgia
Indianapolis, IN 46202-3925

NAME AND                                                                                      PERCENTAGE OF      TYPE OF
ADDRESS                                                 FUND/CLASS                            OWNERSHIP          OWNERSHIP
-------                                                 ----------                            ---------          ---------

Strafe & Co.                                            Investor Growth & Income Fund          73.52%            Record
Bank One Trust Co.                                      Fiduciary
Attn: Mutual funds
100 E. Broad St.
Columbus, Ohio 43215-3607

Strafe & Co.                                            Kentucky Municipal                     99.72%            Record
Attn: Mutual Funds 0393                                 Bond Fund
100 E. Broad Street                                     Fiduciary
Westerville, Ohio 43215-3607

Strafe & Co.                                            Large Company Growth Fund             59.54%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                             Large Company Growth Fund             34.71%             Record
Database 2 - Attn: One Group/Cash Mgmt                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                            Large Company                         66.68%             Record
Attn: Mutual Funds 0393                                 Value Fund
100 E. Board Street                                     Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                             Large Company                         26.90%             Record
Database 2 - Attn: One Group/Cash Mgmt                  Value Fund
235 W. Schrock Rd.                                      Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                            Limited Volatility Bond Fund          57.97%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                             Limited Volatility Bond Fund          36.09%             Record
Database 2 - Attn: One Group/Cash                       Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                            Louisiana Municipal Bond Fund         100.00%            Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                             Municipal Income Fund                 50.37%             Record
Database 2-Attn: One Group/Cash                         Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                            Municipal Income Fund                 48.56%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Strafe & Co. (D)                                        Municipal Money Market Fund           60.94%             Record
Bank One Ohio Trust Co., NA                             Fiduciary
Department 0393 S.T.I.F
Columbus, Ohio 43271

NAME AND                                                                                      PERCENTAGE OF      TYPE OF
ADDRESS                                                 FUND/CLASS                            OWNERSHIP          OWNERSHIP
-------                                                 ----------                            ---------          ---------

Clark & Co.                                             Municipal Money Market Fund           36.14%             Record
Database 2 - Attn: One Group/Cash Mgmt                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                            Ohio Municipal Bond                   98.90%             Record
Attn: Mutual Funds 0393                                 Fund
100 E. Board Street                                     Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                                            Ohio Municipal Money                  97.94%             Record
Bank One Trust Co.                                      Market Fund
Attn: Mutual Funds                                      Fiduciary
100 E. Broad St.
Columbus, Ohio 43215-3607

Strafe & Co.                                            Prime Money Market Fund               53.04%             Record
Bank One Ohio Trust Co., NA                             Fiduciary
Department 0393 S.T.I.F.
Columbus, Ohio 43271

Clark & Co.                                             Prime Money Market Fund               37.85%             Record
Database 2 - Attn: One Group/Cash Mgmt                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

State Street Bank & Trust Co.                           Treasury & Agency                     31.13%             Record
The One Group Family of Funds                           Fund
2 Heritage Drive, 8th Floor                             Class A
North Quincy, MA 02171-2119

Boston Financial Data Services                          Treasury & Agency Fund                31.13%             Record
The One Group Family of Funds                           Class A
2 Heritage Drive, 8th Floor
North Quincy, MA 02171-2144

Boston Financial Data Services                          Treasury & Agency                     30.92%             Record
The One Group Family of Funds                           Fund
2 Heritage Drive, 8th Floor                             Class A
North Quincy, MA 02171-2144

NAME AND                                                                                      PERCENTAGE OF      TYPE OF
ADDRESS                                                 FUND/CLASS                            OWNERSHIP          OWNERSHIP
-------                                                 ----------                            ---------          ---------

Strafe & Co.                                            Treasury & Agency                     95.16%             Record
Attn: Mutual Funds 0393                                 Fund
100 E. Broad Street                                     Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                                            Treasury Only Money Market Fund       59.98%             Record
Bank One Trust Co.
Attn: Mutual Funds
100 E. Broad St.
Columbus, Ohio 43215-3607

Dean Witter for the Benefit of                          Ultra Short-Term Income Fund          30.16%             Record
St. Joseph Hospital                                     Class A
Attn: Rick West
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co.                                            Ultra Short-Term Income Fund          59.51%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                             Ultra Short-Term Income Fund          35.96%             Record
Database 2 - Attn: One Group/Cash Mgmt                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

State Street Bank & Trust Co.                           U.S. Treasury Securities              37.75%             Record
Cust for the IRA of                                     Money Market
Edward Hillman III                                      Class B
121 S. Walnut St.
Troy, OH 45373-3530

Dean Witter for the Benefit of                          U.S. Treasury Securities              31.25%             Record
Richard J. Park Jr. &                                   Money Market
Christine L. Park JTTEN                                 Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co. (N)                                        U.S. Treasury Securities              60.95%             Record
Bank One Ohio Trust Co., NA                             Money Market
Department 0393 S.T.I.F.                                Fiduciary
Columbus, Ohio 43271

Strafe & Co.                                            Value Growth Fund                     75.59%             Record
Attn: Mutual Funds 0393                                 Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Dean Witter for the Benefit of                          West Virginia Municipal Bond Fund     61.59%             Record
Stephen A. Lewis                                        Class A
3720 Noyes Ave.
5 World Trade Center 6th Floor
New York, NY 10048-0205

NAME AND                                                                                      PERCENTAGE OF      TYPE OF
ADDRESS                                                 FUND/CLASS                            OWNERSHIP          OWNERSHIP
-------                                                 ----------                            ---------          ---------

Strafe & Co.                                            West Virginia                         99.11%             Record
Attn: Mutual Funds 0393                                 Municipal Bond Fund
100 E. Broad Street                                     Fiduciary                                12
Columbus, OH 43215-3607


As a result, the aforementioned persons may be deemed to be "controlling persons" of the class of Shares of the Fund in which they own such Shares under the Investment Company Act of 1940.

The table below indicates record and beneficial owners of over 5% of any class of Shares of any Fund of the Trust.


NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Middle KY Construction Co.                       Kentucky Municipal           13.13%                Record
J. Edwin Ruby Jr., Secretary                     Bond Fund
135 Tilford Dr.                                  Class A
Beaver Dam, KY 42320-9717

Dean Witter for the Benefit of                   Kentucky Municipal           9.96%                 Record
Roger J. Shott and                               Bond Fund
Diane J. Shott JT TEN                            Class A
P.O. Box 23403
Anchorage, KY 40223-0403

Yong K. Liu                                      Kentucky Municipal           5.02%                 Record
Rui Bo Liu JTWROS                                Bond Fund
6304 Shadow Wood Drive                           Class A
Prospect, KY 40059-9626

Dean Witter for the Benefit of                   Kentucky Municipal           9.54%                 Record
Floyd Logan                                      Bond Fund
201 Country Ln.                                  Class B
Frankfort, KY 40601-3841

Dean Witter for the Benefit of                   Kentucky Municipal           5.08%                 Record
Jesse Kennedy                                    Bond Fund
165 Bratcher Lane                                Class B
Berea, KY 40403-1864

Strafe & Co.                                     Kentucky Municipal           99.72%                Record
Attn: Mutual Funds 0393                          Bond Fund
100 E. Broad Street                              Fiduciary
Westerville, Ohio 43215-3607

Strafe & Co.                                     Large Company Growth Fund    59.54%                Record
Attn: Mutual Funds 0393                          Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Clark & Co.                                      Large Company Growth Fund    34.71%                Record
Database 2 - Attn: One Group/Cash Mgmt           Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Banc One Corporation                             Large Company                10.69%                Beneficial
235 West Schrock Road                            Growth Fund
Westerville, Ohio 43081-2874                     Fiduciary

Banc One Securities Savings Plan                 Large Company                 8.83%                Beneficial
235 West Schrock Road                            Growth Fund
Westerville, Ohio 43081-2874                     Fiduciary

Strafe & Co.                                     Disciplined Value            54.71%                Record
Attn: Mutual Funds 0393                          Fund
100 E. Broad Street                              Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                      Disciplined Value            39.15%                Record
Database 2-Attn: One Group/Cash                  Fund
235 W. Schrock Rd.                               Fiduciary
Westerville, Ohio 43081-2874

Banc One Corporation                             Disciplined Value            13.43%                Beneficial
235 West Schrock Road                            Fund
Westerville, Ohio 43081-2874                     Fiduciary

Strafe & Co.                                     Gulf South Growth Fund       90.91%                Record
Attn: Mutual Funds 0393                          Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Premier Bancorp Retirement Plan                  Gulf South Growth             6.39%                Beneficial
P.O. Box 91210                                   Fund
Baton Rouge, LA 70821                            Fiduciary

Strafe & Co./Cash Div. Cash                      Growth Opportunities Fund    51.15%                Record
Bank One Trust Co.                               Fiduciary
Attn: Mutual Funds 0393
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                      Growth Opportunities Fund    37.56%                Record
Database 2 - Attn: One Group/Cash Mgmt           Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Banc One Corporation                             Growth Opportunities         10.39%                Beneficial
235 West Schrock Road                            Fund
Westerville, Ohio 43081-2874                     Fiduciary

Strafe & Co.                                     Value Growth Fund            73.59%                Record
Attn: Mutual Funds 0393                          Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                      Value Growth Fund            19.56%                Record
Database 2-Attn: One Group/Cash                  Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Dean Witter for the Benefit of                   Income Bond Fund              9.27%                Record
Alpert Corp. Money Purchase Plan                 Class A
Steven Kurtz TTEE
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   Income Bond Fund             6.97%                 Record
Signal Soft Corp.                                Class A
1655 Walnut Street #120
Boulder, CO 80302-5436

Strafe & Co.                                     Income Bond Fund             64.24%                Record
Bank One Trust Co.                               Fiduciary
Attn: Mutual Funds
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                      Income Bond Fund             29.30%                Record
Database 2 - Attn: One Group/Cash Mgmt           Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Banc One Securities Savings Plan                 Income Bond Fund              5.98%                Beneficial
235 West Schrock Road                            Fiduciary
Westerville, Ohio 43081-2874

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Strafe & Co.                                     Louisiana Municipal Bond     100.00%               Record
Attn: Mutual Funds 0393                          Fund
100 E. Broad Street                              Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                                     International Equity Index    58.27%               Record
Attn: Mutual Funds 0393                          Fund
100 E. Broad Street                              Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                      International Equity Index    36.65%               Record
Database 2 - Attn: One Group/Cash Mgmt           Fund
235 W. Schrock Rd.                               Fiduciary
Westerville, Ohio 43081-2874

Banc One Corporation                             International Equity          17.66%               Beneficial
235 West Schrock Road                            Index Fund
Westerville, Ohio 43081-2874                     Fiduciary

J. Noland Singletary                             Intermediate Tax-Free Bond    13.31%               Record
7350 Bocage Blvd.                                Fund
Baton Rouge, LA 70809-1138                       Class A

Dean Witter for the Benefit of                   Intermediate Tax-Free Bond     6.48%               Record
Katherine Poe                                    Fund
606 River Lane                                   Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   Intermediate Tax-Free Bond     5.58%               Record
James Tolar Jr. Irrevocable Trust                Fund
Shirley A. Sochor TTEE                           Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   Intermediate Tax-Free Bond     5.24%               Record
Phyllis Robertson Young                          Fund
P.O. Box 467                                     Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   Intermediate Tax-Free          5.16%               Record
Beulah Hathaway &                                Bond Fund
Theresa Zoe Young & Winifred Scott               Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Clark & Co.                                      Intermediate Tax-Free Bond    52.51%               Record
Database 2-Attn: One Group/Cash                  Fund
235 W. Schrock Rd.                               Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                     Intermediate Tax-Free Bond    47.10%               Record
Attn: Mutual Funds 0393                          Fund
100 E. Board Street                              Fiduciary
Columbus, Ohio 43215-3607

Wallace & Co.                                    Limited Volatility Bond        5.33%               Record
P.O. Box 21119                                   Fund Class A
Shreveport, LA 71152-0001

Strafe & Co.                                     Limited Volatility Bond       57.97%               Record
Attn: Mutual Funds 0393                          Fund Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Clark & Co.                                      Limited Volatility Bond      36.69%                Record
Database 2 - Attn: One Group/Cash                Fund Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

James H. Nixon Jr.                               Prime Money Market Fund      17.64%                Record
P.O. Box 17611                                   Class B
Dayton, OH 45417-0611

State Street Bank & Trust Co.                    Prime Money Market            9.26%                Record
Cust for the IRA of                              Fund
Edward Hillman III                               Class B
121 S. Walnut St.
Troy, OH 45373-3530

State Street Bank & Trust Co.                    Prime Money Market Fund       5.64%                Record
Custodian for the Rollover IRA of                Class B
Sharon S. Phee
2716 W. Mercer Ln
Phoenix, AZ 85029-4414

State Street Bank & Trust Co.                    Prime Money Market Fund       5.03%                 Record
Cust for the IRA of                              Class B
Mary Rita Pike
9301 Watterson Trail
Louisville, KY 40299-3409

Strafe & Co.                                     Prime Money Market Fund      53.04%                Record
Bank One Ohio Trust Co., NA                      Fiduciary
Department 0393 S.T.I.F.
Columbus, Ohio 43271

Clark & Co.                                      Prime Money Market Fund      37.85%                Record
Database 2 - Attn: One Group/Cash Mgmt           Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Bank One Trust Company NA                        Prime Money Market Fund       7.22%                 Record
Omnibus - Corporate Cash Sweep Acct.             Fiduciary
Attn: Cash Management DB3
235 W Schrock Rd.
Westerville, Ohio 43081-2874

Dean Witter for the Benefit of                   Ohio Municipal Bond Fund      7.06%                 Record
James E. Sauls and                               Class A
Vivian R. Sauls JT TN
519 Chapel Rd.
Amelia, Ohio 45102-9738

Dean Witter for the Benefit of                   Ohio Municipal Bond           6.24%                 Record
Kerry K. Mott                                    Fund
6361 Riverside Drive                             Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Strafe & Co.                                     Ohio Municipal Bond          98.90%                Record
Attn: Mutual Funds 0393                          Fund
100 E. Board Street                              Fiduciary
Columbus, Ohio 43215-3607

BISYS Fund Services, Inc.                        U.S. Treasury Securities     19.41%                Record
FBO Bank One Corporate Sweep                     Money Market
Attn: Linda Zerbe                                Class A
First and Market Bldg., Ste. 300
Pittsburgh, PA 15222

BISYS Fund Services Pittsburgh                   U.S. Treasury Securities     14.20%                Record
FBO Bank One TX Sweep Customers                  Money Market
Attn: Linda Zerbe                                Class A
First and Market Bldg., Ste. 300
Pittsburgh, PA 15222

State Street Bank & Trust Co.                    U.S. Treasury Securities     37.75%                Record
Cust for the IRA of                              Money Market
Edward Hillman III                               Class B
121 S. Walnut St.
Troy, OH 45373-3530

Dean Witter for the Benefit of                   U.S. Treasury Securities     31.25%                Record
Richard J. Park Jr. &                            Money Market
Christine L. Park JT TEN                         Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co. (N)                                 U.S. Treasury Securities     60.95%                Record
Bank One Ohio Trust Co., NA                      Money Market
Department 0393 S.T.I.F.                         Fiduciary
Columbus, Ohio 43271

Bank One Trust Company NA                        U.S. Treasury Securities     23.02%                Record
Omnibus-Corporate Cash Sweep Acct.               Money Market
Attn: Cash Management DB3                        Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Clark & Co.                                      U.S. Treasury Securities     15.60%                Record
Database 2 - Attn: One Group/Cash Mgmt           Money Market
235 W. Schrock Rd.                               Fiduciary
Westerville, Ohio 43081-2874

Bank One TTEE                                    Large Company                 6.04%                Record
Harrison Holding Corp. 401K                      Value Fund
BISYS Qualified Plan Services                    Class A
Springhouse Corp. Center II-Invest A/C
323 Norristown Rd. Attn: S. Loch
Amber, PA 19002-2756

Bank One TTEE                                    Large Company                 5.35%                Record
The K Company, Inc.                              Value Fund
BISYS Qualified Plan Services                    Class A
Springhouse Corp. Center II-Invest A/C
323 Norristown Rd. Attn: S. Loch
Amber, PA 19002-2756

Strafe & Co.                                     Large Company                66.68%                Record
Attn: Mutual Funds 0393                          Value Fund
100 E. Board Street                              Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                      Large Company                26.90%                Record
Database 2 - Attn: One Group/Cash Mgmt           Value Fund
235 W. Schrock Rd.                               Fiduciary
Westerville, Ohio 43081-2874

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Bank One Corporation                             Large Company                 21.18%               Beneficial
235 West Schrock Road                            Value Fund
Westerville, Ohio 43081-2874                     Fiduciary

Kitty Hawk Group, Inc.                           Municipal Money Market       13.36%                Record
Attn: Rick Wadsworth                             Fund Class A
P.O. Box 612787
DFW Airport, TX 75261-2787

Strafe & Co. (D)                                 Municipal Money Market       60.94%                Record
Bank One Ohio Trust Co., NA                      Fund Fiduciary
Department 0393 S.T.I.F
Columbus, Ohio 43271

Clark & Co.                                      Municipal Money Market       35.14%                Record
Database 2 - Attn: One Group/Cash Mgmt           Fund Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                     Equity Index Fund            72.74%                Record
Attn: Mutual Funds 0393                          Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Bank One Securities Savings Plan                 Equity Index Fund            31.15%                Beneficial
235 West Schrock Road                            Fiduciary
Westerville, Ohio 43081-2874

Clark & Co.                                      Equity Index Fund            13.90%                Record
Database 2 - Attn: One Group/Cash Mgmt           Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

NCR Benefit Acct - Trust #1                      Equity Index Fund             5.92%                Beneficial
Strafe & Co.                                     Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Strafe & Co.                                     Income Equity Fund           58.99%                Record
Attn: Mutual Funds 0393                          Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                      Income Equity Fund           36.04%                Record
Database 2 - Attn: One Group/Cash Mgmt           Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                     Government Bond Fund         68.10%                Record
Attn: Mutual Funds 0393                          Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                      Government Bond Fund         26.42%                Record
Database 2 - Attn: One Group/Cash Mgmt           Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Clark & Co.                                      Asset Allocation Fund        53.11%                Record
Database 2-Attn: One Group/Cash                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                     Asset Allocation Fund        33.16%                Record
Attn: Mutual Funds 0393                          Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Clark & Co.                                      Intermediate Bond Fund       50.66%                Record
Database 2 - Attn: One Group/Cash Mgmt           Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                     Intermediate Bond Fund       45.77%                Record
Attn: Mutual Funds 0393                          Fiduciary
100 E. Broad Street
Columbus, OH 43215-3607

Dean Witter for the Benefit of                   Ultra Short-Term Income      30.16%                Record
St. Joseph Hospital                              Fund Class A
Attn: Rick West
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   Ultra Short-Term Income      24.60%                Record
Thermex Energy Corporation                       Fund Class A
P.O. Box 701746
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   Ultra Short-Term Income      7.53%                 Record
Daniel M. Galbreath Revoc Trust                  Fund Class A
Lizanne Galbreath Megrue TTEE
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   Ultra Short-Term Income      10.51%                Record
Jeanette P. Reilly                               Fund Class B
3777 Bay Road North Drive
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter Reynolds Cust for                    Ultra Short-Term             7.53%                 Record
Donald W. Journey                                Income Fund
IRA Rollover Dated 9/23/96                       Class B
1967 Dry Run Rd.
West Portsmouth, OH 45663-9030

Strafe & Co.                                     Ultra Short-Term Income      59.51%                Record
Attn: Mutual Funds 0393                          Fund Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                      Ultra Short-Term Income      35.96%                Record
Database 2 - Attn: One Group/Cash Mgmt           Fund Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Mag-Nif Inc.                                     Ohio Municipal Money Market  19.93%                Record
P.O. Box 720                                     Fund
Mentor, OH 44061-0720                            Class A
Strafe & Co.

Bank One Trust Co.                               Ohio Municipal Money         96.94%                Record
Attn: Mutual Funds                               Market Fund
100 E. Broad St.                                 Fiduciary
Columbus, Ohio

Henny Penny Corp. Money Market                   Ohio Municipal Money         12.21%                Beneficial
Account                                          Market Fund
Strafe & Co.                                     Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Dean Witter for the Benefit of                   Municipal Income Fund        5.45%                 Record
Brian Deevy                                      Class A
Daniels & Associates
3200 Cherry Creek Drive South
Denver, CO 80222

Dean Witter for the Benefit of                   Municipal Income Fund        5.36%                 Record
Karl A. Fettig                                   Class A
4455 Chippewa Dr.
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Clark & Co.                                      Municipal Income Fund        50.37%                Record
Database 2-Attn: One Group/Cash                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                     Municipal Income Fund        48.56%                Record
Attn: Mutual Funds 0393                          Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Strafe & Co.                                     Treasury Only Money Market   59.68%                Record
Bank One Trust Co.                               Fund
Attn: Mutual Funds
100 E. Broad St.
Columbus, Ohio 43215-3607

Clark & Co.                                      Treasury Only Money Market   23.21%                Record
Database 2 - Attn: One Group/Cash Mgmt           Fund
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Bank One Texas NA                                Treasury Only Money Market   10.91%                Record
1717 Main St.                                    Fund
Dallas, TX 75201-4605

Clark & Co.                                      Government Money Market      27.89%                Record
Database 2 - Attn: One Group/Cash Mgmt           Fund
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                     Government                   41.69%                Record
Bank One Trust Co.                               Money Market Fund
Attn: Mutual Funds
100 E. Broad St.
Columbus, Ohio 43215-3607

Bank One Texas NA                                Government Money             15.57%                Record
1717 Main St.                                    Market Fund
Dallas, TX 75201-4605

Police & Firefighters Disability                 Government Money             14.55%                Beneficial
Strafe & Co.                                     Market Fund
100 E. Broad Street
Columbus, Ohio 43215-3607

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Bank One Trust Company NA                        Government Money             13.37%                Record
Omnibus-Corporate Cash Sweep Acct.               Market Fund
Attn: Cash Management DB3
235 West Schrock Rd.
Westerville, Ohio 43081-2874

Police & Firefighters Pension Relief             Government Money             6.30%                 Beneficial
Strafe & Co.                                     Market Fund
100 E. Broad Street
Columbus, Ohio 43215-3607

Boston Financial Data Services                   Treasury & Agency Fund       31.13%                Record
The One Group Family of Funds                    Class A
2 Heritage Drive, 8th Floor
North Quincy, MA 02171-2144

State Street Bank & Trust Co.                    Treasury & Agency            31.13%                Record
The One Group Family of Funds                    Fund
2 Heritage Drive, 8th Floor                      Class A
North Quincy, MA 02171-2119

Boston Financial Data Services                   Treasury & Agency            30.92%                Record
The One Group Family of Funds                    Fund
2 Heritage Drive, 8th Floor                      Class A
North Quincy, MA 02171-2144

The One Group Services Company                   Treasury & Agency Fund       6.40%                 Record
Fund Administration                              Class A
3435 Stelzer Road
Columbus, Ohio 43219-6004

Boston Financial Data Services                   Treasury & Agency            16.16%                Record
The One Group Family of Funds                    Fund
2 Heritage Drive, 8th Floor                      Class B
North Quincy, MA 02171-2144

State Street Bank & Trust Co.                    Treasury & Agency            16.16%                Record
The One Group Family of Funds                    Fund
2 Heritage Drive, 8th Floor                      Class B
North Quincy, MA 02171-2144

Boston Financial Data Services                   Treasury & Agency            16.05%                Record
The One Group Family of Funds                    Fund
2 Heritage Drive, 8th Floor                      Class B
North Quincy, MA 02171-2144

The One Group Services Company                   Treasury & Agency            6.45%                Record
Fund Administration                              Fund
3435 Stelzer Road                                Class B
Columbus, Ohio 43219-6004

Strafe & Co.                                     Treasury & Agency            95.16%                Record
Attn: Mutual Funds 0393                          Fund
100 E. Broad Street                              Fiduciary
Columbus, Ohio 43215-3607

State Street Bank & Trust Co.                    Arizona Municipal Bond       49.87%                Record
Cust for the IRA of                              Fund Class A
Daniel Demoret
RR 1 Box 37
Williams, AZ 86046

State Street Bank & Trust Co.                    Arizona Municipal            49.87%                Record
Cust for the IRA of                              Bond Fund
Cynthia L. Demoret                               Class A
RR 1 Box 37
Williams, AZ 86046

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

The One Group Services Company                   Arizona Municipal            100.00%               Record
Fund Administration                              Bond Fund
3435 Stelzer Rd.                                 Class B
Columbus, Ohio 43219-6004

Clark & Co.                                      Arizona Municipal Bond       98.93%                Record
Database 2-Attn: One Group/Cash                  Fund Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Dean Witter for the Benefit of                   West Virginia                61.59%                Record
Stephen A. Lewis                                 Municipal Bond Fund
3720 Noves Ave.                                  Class A
5 World Trade Center 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   West Virginia                23.37%                Record
C. Car Tully                                     Muncipal Bond Fund
4530 Spring Hill                                 Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   West Virginia Municipal      15.04%                Record
Ruth A. Harper                                   Bond Fund
P.O. Box 196                                     Class A
5 World Trade Center 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   West Virginia Municipal      18.56%                Record
Billie J. Zegger                                 Bond Fund
P.O. Box 2                                       Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   West Virginia                 5.03%                Record
Deborah L. Crow &                                Municipal Bond Fund
Thomas I. Crow                                   Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   West Virginia Municipal       5.03%                Record
Deborah L. Crow &                                Bond Fund
Thomas I. Crow                                   Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co.                                     West Virginia                99.12%                Record
Attn: Mutual Funds 0393                          Municipal Bond Fund
100 E. Broad Street                              Fiduciary
Columbus, OH 43215-3607

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Dean Witter for the Benefit of                   Investor Growth Fund          5.57%                Record
James Larry Swisher                              Class B
10 Norvell Drive
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co.                                     Investor Growth Fund         53.38%                Record
Bank One Trust Co.                               Fiduciary
Attn: Mutual Funds
100 E. Broad St.
Columbus, Ohio 43215-3607

Virginia R. Corrin                               Investor Growth Fund         25.83%                Beneficial
Strafe & Co.                                     Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                      Investor Growth Fund         36.47%                Record
Database 2-Attn: One Group/Cash                  Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Bank One TTEE                                    Investor Growth Fund          6.37%                 Record
Therm-O-Disc Inc. 401K                           Fiduciary
BISYS Qualified Plan Services
Springhouse Corp. Ctr. II-Invest A/C
323 Norristown Rd. Attn: S. Loch
Ambler, PA 19002-2756

Dean Witter for the Benefit of                   Investor Growth & Income     30.80%                Record
Superior Carpet Installers Inc.                  Fund
1027 E. Georgia                                  Class A
Indianapolis, IN 46202-3925

Dean Witter for the Benefit of                   Investor Growth & Income      5.43%                 Record
Corum Enterprises Inc.                           Fund
Bill Corum                                       Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Dean Witter Reynolds Cust for                    Investor Growth & Income      5.44%                Record
Chester L. Beard                                 Fund
IRA Rollover Dated 12/09/96                      Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co.                                     Investor Growth & Income     73.52%                Record
Bank One Trust Co.                               Fund
Attn: Mutual funds                               Fiduciary
100 E. Broad St.
Columbus, Ohio 43215-3607

Clark & Co.                                      Investor Growth &            19.94%                Record
Database 2-Attn: One Group/Cash                  Income Fund
235 W. Schrock Rd.                               Fiduciary
Westerville, Ohio 43081-2874

Revco D.S., Inc. SERP - Trust B                  Investor Growth &            18.66%                Beneficial
Strafe & Co.                                     Income Fund
100 E. Broad Street                              Fiduciary
Columbus, Ohio 43215-3607

Revco D.S., Inc. SERP - Trust A                  Investor Growth &            14.67%                Beneficial
Strafe & Co.                                     Income Fund
100 E. Broad Street                              Fiduciary
Columbus, Ohio 43215-3607

State Street Bank & Trust Co.                    Investor Balanced Fund       21.96%                Record
Cust for the Rollover IRA of                     Class A
Pablo Villarreal
219 Alliance Ave
Rockford, IL 61103

Dean Witter for the Benefit of                   Investor Balanced             7.22%                Record
M. Maxine Neece                                  Fund
2107-14 Street                                   Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   Investor Balanced             5.29%                Record
Bill Booth and                                   Fund
Loretta Booth JT TEN                             Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Dean Witter for the Benefit of                   Investor Balanced Fund       5.71%                 Record
Doug E. Wilson and                               Class B
Carol M. Wilson JT TEN
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   Investor Balanced            5.28%                 Record
Betty Ann Caetta Trust                           Fund
Betty A. Caetta TTEE                             Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co.                                     Investor Balanced Fund       44.34%                Record
Bank One Trust Co.                               Fiduciary
Attn: Mutual Funds
100 E. Broad St.
Columbus, OH 43215-3607

Clark & Co.                                      Investor Balanced Fund       32.73%                Record
Database 2-Attn: One Group/Cash                  Fiduciary
235 W. Schrock Rd.
Westerville, OH 43081-2874

Black Clawson Co.                                Investor Balanced Fund       17.99%                Beneficial
Member Pension Plan                              Fiduciary
Strafe & Co.
100 E. Broad Street
Columbus, Ohio 43215-3607

Centennial Liquor Retirement Plan                Investor Balanced Fund       7.95%                 Beneficial
Strafe & Co.                                     Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

North Texas Steel Co.                            Investor Balanced Fund       5.55%                 Beneficial
Retirement Plan                                  Fiduciary
Strafe & Co.
100 E. Broad Street
Columbus, Ohio 43215-3607

Dean Witter for the Benefit of                   Investor Conservative        20.82%                Record
James W. Blair                                   Growth Fund
95 Elizabeth Street                              Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Mabel Haven &                                    Investor Conservative        16.34%                Record
Martha Jane Hauser Ten Com                       Growth Fund
2416 Northside Dr.                               Class A
Bossier City, LA 7111-3408

Dean Witter for the Benefit of                   Investor Conservative        6.23%                 Record
Ronald R. Rhodes &                               Growth Fund
Margaret L. Rhodes JT TEN                        Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

NAME AND                                                                      PERCENTAGE OF         TYPE OF
ADDRESS                                          FUND/CLASS                   OWNERSHIP             OWNERSHIP
-------                                          ----------                   ---------             ---------

Dean Witter for the Benefit of                   Investor Conservative        6.21%                 Record
Lorretta Booth &                                 Growth Fund
Bill Booth JT TEN                                Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

State Street Bank & Trust Co.                    Investor Conservative        8.01%                Record
Cust for the IRA of                              Growth Fund
Donald E. Minor                                  Class B
2414 Venetian Way
Owensboro, KY 42301-4235

Dean Witter for the Benefit of                   Investor Conservative        5.23%                 Record
The Hall Revocable Trust                         Growth Fund
Arthur & Beatrice S. Hall TTEE                   Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                   Investor Conservative        5.18%                 Record
Russell P. Allman &                              Growth Fund
Nellie M. Allman JT TEN                          Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co.                                     Investor Conservative        70.87%                Record
Bank One Trust Co.                               Growth Fund
Attn: Mutual Funds                               Fiduciary
100 E. Broad St.
Columbus, OH 43215-3607

Young J. Lee, M.D., SERP                         Investor Conservative        59.85%                Beneficial
Strafe & Co.                                     Growth Fund
100 E. Broad Street                              Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                      Investor Conservative        14.77%                Record
Database 2-Attn: One Group/Cash                  Growth Fund
235 W. Schrock Rd.                               Fiduciary
Westerville, Ohio 43081-2874

Ernco, Inc. Pension Plan                         Investor Conservative        10.20%                Beneficial
Strafe & Co.                                     Growth Fund
100 E. Broad Street                              Fiduciary
Columbus, Ohio 43215-3607

Bank One TTEE                                    Investor Conservative        9.32%                 Record
Therm-O-Disk Inc. 401K                           Growth Fund
BISYS Qualified Plan Services                    Fiduciary
Springhouse Corp. Ctr. II-Invest A/C
323 Norristown Rd., Attn: S. Loch
Ambler, PA 19002-2756

Texas Contractors Supply 401(k) PSP              Investor Conservative        8.72%                Beneficial
Strafe & Co.                                     Growth Fund
100 E. Broad Street                              Fiduciary
Columbus, Ohio 43215-3607

Bank One Bloomington, N.A.                       Investor Conservative        6.18%                Beneficial
Strafe & Co.                                     Growth Fund
100 E. Broad Street                              Fiduciary
Columbus, Ohio 43215-3607

Robert H. Meyn R/O IRA                           Investor Conservative        5.52%                Beneficial
Strafe & Co.                                     Growth Fund
100 E. Broad Street                              Fiduciary
Columbus, Ohio 43215-3607

IHSAA Pension Plan                               Investor Conservative        5.22%                Beneficial
Strafe & Co.                                     Growth Fund
100 E. Broad Street                              Fiduciary
Columbus, Ohio 43215-3607


As a group, the Trustees and Officers of the Trust owned less than 1% of the Shares of each class of the Trust.

                                    APPENDIX
                                    --------

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Advisers or the Sub-Advisers with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Advisers or the Sub-Advisers and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds rated Ba are more uncertain and have speculative elements. The protection of interest and principal payments is not well safeguarded during good and bad times.

         B Bonds rated B lack the characteristics of a desirable investment; i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

         Caa Bonds rated Caa have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

         C Bonds rated Ca are speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating. Bonds in this category have extremely poor prospects of ever attaining investment standing.

Description of the debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C ratings may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI The rating CI is reserved for income bonds on which no income is being paid.

         D Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         +/- Plus (+) or minus (-). Ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.

         AA Risk is modest but may vary slightly from time to time because of economic conditions.

         A+ Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

         AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                                  -Leading market positions in well-established industries.

                                  -High rates of return on funds employed.

                                  -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                                  -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                                  -Well-established access to a range of
                                  financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


Fitch's description of its three highest short-term debt ratings:

         F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

         A+ Obligations supported by the highest capacity for timely repayment.

         A1 Obligations supported by a very strong capacity for timely repayment.

         A2 Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings
--------------------------------------

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1             This designation denotes best quality. There is present
                         strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2             This designation denotes high quality. Margins of
                         protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

           SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

           SP-2       Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

           TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

           TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

           TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

           TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF BANK RATINGS

Moody's Bank Financial Strength Ratings represent Moody's opinion of a bank's intrinsic safety and soundness. The definitions for Moody's Bank Financial Strength Ratings are as follows:

       "A" Banks rated A possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       "B" Banks rated B possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       "C" Banks rated C possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. S&P's ratings are as follows:

       "AAA" An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

       "AA" An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

       "A" An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

Moody's Insurance Financial Strength Ratings are Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

       "Aaa" Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

       "Aa" Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       "A" Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. S&P's ratings are as follows:

       "AAA" An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

       "AA" An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

       "A" An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF PREFERRED STOCK RATINGS

The following descriptions of S&P's and Moody's preferred stock ratings have been published by S&P and Moody's respectively.

Moody's Investor Services, Inc.

"aaa" An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

"aa" An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

"a" An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

"baa" An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Standard & Poor's Rating Services

A S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

AAA This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated "AA" also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

================================================================================

The One Group Family of Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



   PRINCIPAL                                                  SECURITY                                                 AMORTIZED
    AMOUNT                                                   DESCRIPTION                                                  COST
--------------- ---------------------------------------------------------------------------------------------------  --------------
U.S. TREASURY OBLIGATIONS (20.7%):
U.S. Treasury Bills
         $5,000 2/6/97.............................................................................................      $4,975
          5,000 3/6/97 (b).........................................................................................       4,956
         35,000 4/3/97 (b).........................................................................................      34,539
         35,000 5/1/97 (b).........................................................................................      34,388
         10,000 5/29/97............................................................................................       9,778
U.S. Treasury Notes
        150,000 6.88%, 2/28/97 (b).................................................................................     150,366
         35,000 6.63%, 3/31/97 (b).................................................................................      35,083
         25,000 6.88%, 3/31/97 (b).................................................................................      25,072
        110,000 6.50%, 4/30/97 (b).................................................................................     110,306
         20,000 6.50%, 5/15/97 (b).................................................................................      20,047
         10,000 6.13%, 5/31/97 (b).................................................................................      10,010
         25,000 6.00%, 8/31/97.....................................................................................      25,083
         25,000 8.75%, 10/15/97....................................................................................      25,622
         25,000 5.63%, 10/31/97....................................................................................      25,033
         15,000 7.37%, 11/15/97....................................................................................      15,237
         25,000 6.00%, 11/30/97....................................................................................      25,123
                                                                                                                     ----------
   Total U.S. Treasury Obligations                                                                                      555,618
                                                                                                                     ----------
   Total Investments, at amortized cost                                                                                 555,618
                                                                                                                     ----------
REPURCHASE AGREEMENTS (79.4%):
        110,000 Aubrey G. Lanston & Co., 6.80%, 1/2/97, (collateralized by $104,180 U.S. Treasury
                Securities, 5.00%-7.00%, 1/31/99-7/15/06, market value - $111,409).................................     110,000
         50,000 Barclays De Zoette Wedd, 6.75%, 1/2/97, (collateralized by $46,662 various U.S. Treasury
                Securities, 7.00%-7.50%, 7/15/06-7/15/16, market value - $51,001)..................................      50,000
        110,000 CIBC, 6.75%, 1/2/97, (collateralized by $110,000 U.S. Treasury Securities, 8.00%-10.37%,
                11/15/09-11/15/21, market value - $112,179)........................................................     110,000
        115,000 Donaldson, Lufkin & Jenrette, 6.75%, 1/2/97, (collateralized by $347,651 various U.S.
                Treasury Securities, 0.00%-12.00%, 2/15/98-2/15/25, market value - $117,116).......................     115,000
REPURCHASE AGREEMENTS, CONTINUED:
       $110,000 Dresdner Securities, 6.25%, 1/2/97, (collateralized by $110,000 U.S. Treasury Securities,
                8.12%, 5/15/21, market value - $111,217)...........................................................    $110,000
         26,379 Goldman Sachs, 5.75%, 1/2/97, (collateralized by $26,896 various U.S. Treasury Securities,
                0.00%-10.63%, 3/06/97-8/15/25, market value - $26,906).............................................      26,379
        625,000 Goldman Sachs, 6.70%, 1/2/97, (collateralized by $610,345 various U.S. Treasury
                Securities, 0.00%-10.63%, 3/06/97-8/15/25, market value - $637,501)................................     625,000
        115,000 HSBC, 6.75%, 1/2/97, (collateralized by $191,561 various U.S. Treasury Securities,
                0.00%-11.25%, 7/15/97-8/15/25, market value - $117,304)............................................     115,000
        115,000 J.P. Morgan, 6.75%, 1/2/97, (collateralized by $332,105 U.S. Treasury Securities, 0.00%,
                5/15/97-8/15/14, market value - $117,300)..........................................................     115,000
        645,000 Lehman Brothers, 7.00%, 1/2/97, (collateralized by $1,525,448 U.S. Treasury Securities,
                0.00%, 2/15/04-5/15/20, market value - $657,901)...................................................     645,000
        110,000 Merrill Lynch, 5.75%, 1/2/97, (collateralized by $93,107 U.S. Treasury Securities,
                8.13%-8.88%, 2/15/19-8/15/19, market value - $112,204).............................................     110,000
                                                                                                                     ----------
   Total Repurchase Agreements                                                                                        2,131,379
                                                                                                                     ----------
   Total (Cost-$2,686,997)(a)                                                                                        $2,686,997
                                                                                                                     ==========
-----

Percentages indicated are based on net assets of $2,683,569.

(a)  Cost for Federal income tax and financial reporting purposes is the same.

(b)  A portion of this security was loaned as of December 31, 1996.



See notes to financial staements.

================================================================================

The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


    PRINCIPAL
      AMOUNT                                              SECURITY DESCRIPTION                                      AMORTIZED COST
------------- -------------------------------------------------------------------------------------------------- ------------------
Funding Agreements (11.2%):
      $50,000 Allstate Life Insurance Company, 5.58%, 1/1/97*...................................................          $50,000
      125,000 General American Life Insurance Company, 5.58%, 3/19/97*..........................................          125,000
       60,000 Peoples Security Life Insurance Company, 5.60%, 4/22/97*..........................................           60,000
       60,000 Providian Life & Health Insurance Company, 5.65%, 3/1/97*.........................................           60,000
                                                                                                                       ----------
  Total Funding Agreements                                                                                                295,000
                                                                                                                       ----------
YANKEE CERTIFICATE OF DEPOSITS (1.9%):
       50,000 Sumitomo Bank-L.A. Branch, 5.58%, 2/10/97.........................................................           50,001
                                                                                                                       ----------
  Total Yankee Certificate of Deposits                                                                                     50,001
                                                                                                                       ----------
COMMERCIAL PAPER (71.4%):
Automotive (4.3%):
              Mitsubishi Motor Credit of America, Inc.:
       41,000 5.37%, 1/7/97.....................................................................................           40,963
       22,300 5.40%, 1/7/97.....................................................................................           22,280
       50,000 5.40%, 1/17/97....................................................................................           49,880
                                                                                                                       ----------
                                                                                                                          113,123
                                                                                                                       ----------
Banking (4.6%):
       50,000 Bankers Trust New York Corp., 5.33%, 6/11/97......................................................           48,808
       50,000 HSBC Americas, Inc., 5.39%, 2/5/97................................................................           49,738
       22,000 Monte Dei Paschi Di Siena, 5.41%, 2/19/97.........................................................           21,838
                                                                                                                       ----------
                                                                                                                          120,384
                                                                                                                       ----------
Brokerage & Financial Services (1.9%):
       50,000 Lehman Brothers Holdings, Inc., 5.41%, 5/21/97....................................................           48,948
                                                                                                                       ----------
Chemicals (3.2%):
              Akzo Nobel, Inc.:
       29,105 5.32%, 1/23/97....................................................................................           29,011
       19,000 5.34%, 2/18/97....................................................................................           18,865
       14,000 5.36%, 3/11/97....................................................................................           13,856
       23,000 5.29%, 4/21/97....................................................................................           22,628
                                                                                                                       ----------
                                                                                                                           84,360
                                                                                                                       ----------
Computer Hardware (3.3%):
              Texas Instruments, Inc.:
       25,000 5.36%, 1/27/97....................................................................................           24,903
       29,019 5.35%, 1/30/97....................................................................................           28,894
       32,781 5.36%, 2/14/97....................................................................................           32,566
                                                                                                                       ----------
                                                                                                                           86,363
                                                                                                                       ----------
Computer Software (3.3%):
              CSC Enterprises:
       23,000 5.35%, 1/8/97.....................................................................................           22,976
COMMERCIAL PAPER, CONTINUED:
Computer Software, continued:
      $30,000 5.55%, 2/25/97....................................................................................          $29,746
       35,000 5.37%, 3/3/97.....................................................................................           34,682
                                                                                                                       ----------
                                                                                                                           87,404
                                                                                                                       ----------
Construction (1.9%):
       50,000 Caterpillar Financial Services Corp., 5.40%, 2/12/97..............................................           49,685
                                                                                                                       ----------
Consumer Goods & Services (0.2%):
        5,000 Tambrands Corp., 5.38%, 2/4/97....................................................................            4,975
                                                                                                                       ----------
Finance (22.5%):
              Banner Receivables Corp.:
       10,428 5.35%, 2/4/97.....................................................................................           10,375
       25,000 5.38%, 2/12/97....................................................................................           24,843
       14,680 5.40%, 2/24/97....................................................................................           14,561
       22,514 5.38%, 2/25/97....................................................................................           22,329
       21,246 5.43%, 2/26/97....................................................................................           21,067
       20,000 5.57%, 3/21/97....................................................................................           19,756
       25,000 5.35%, 5/9/97.....................................................................................           24,524
              Broadway Capital:
       30,000 5.39%, 1/10/97....................................................................................           29,960
       13,000 5.38%, 2/21/97....................................................................................           12,901
       37,000 5.39%, 3/3/97.....................................................................................           36,662
       11,913 5.38%, 3/21/97....................................................................................           11,772
       50,000 CXC, Inc.,
              5.35%, 1/29/97....................................................................................           49,792
              Finova Capital Corp.,
       20,000 5.40%, 1/10/97....................................................................................           19,973
       21,600 5.40%, 1/17/97....................................................................................           21,548
       10,000 5.37%, 2/3/97.....................................................................................            9,951
       25,800 5.38%, 2/19/97....................................................................................           25,611
       45,000 5.37%, 2/20/97....................................................................................           44,664
              Gotham Funding Corp.:
        9,910 5.41%, 1/9/97.....................................................................................            9,898
       35,428 5.39%, 1/16/97....................................................................................           35,348
       24,549 5.41%, 1/16/97....................................................................................           24,494
       45,423 5.41%, 1/22/97....................................................................................           45,279
       17,178 5.39%, 2/19/97....................................................................................           17,052
       30,350 Madison Funding Corp.,
              5.38%, 1/14/97....................................................................................           30,291
              Old Line Funding Corp.:
       21,170 5.45%, 1/6/97.....................................................................................           21,154
       13,157 5.50%, 1/9/97.....................................................................................           13,141
                                                                                                                       ----------
                                                                                                                          596,946
                                                                                                                       ----------
Gas & Electric Utility (9.7%):
              AES Shady Point, Inc.:
       21,983 5.45%, 1/7/97.....................................................................................           21,963
       25,000 5.38%, 1/14/97....................................................................................           24,951
       24,382 5.42%, 1/17/97....................................................................................           24,324
       37,300 5.37%, 1/24/97....................................................................................           37,172
       20,000 5.37%, 1/28/97....................................................................................           19,919

See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


    PRINCIPAL
      AMOUNT                                              SECURITY DESCRIPTION                                     AMORTIZED COST
------------- -------------------------------------------------------------------------------------------------- ------------------
COMMERCIAL PAPER, CONTINUED:
Gas & Electric Utility, continued:
              CSW Credit, Inc.,
      $44,700 5.32%, 1/13/97....................................................................................          $44,621
       32,800 5.40%, 2/18/97....................................................................................           32,564
       50,000 Southwest Gas Corp.,
              5.30%, 1/23/97....................................................................................           49,838
                                                                                                                       ----------
                                                                                                                          255,352
                                                                                                                       ----------
Governments (Foreign) (0.9%):
       25,000 Swedish Export Credit Corp., 5.42%, 3/26/97.......................................................           24,684
                                                                                                                       ----------
Manufactured Housing (2.3%):
       60,000 Green Tree Financial Corp., 5.70%, 1/30/97........................................................           59,725
                                                                                                                       ----------
Office Equipment & Services (0.9%):
       25,000 Xerox Mexicana SA De CV, 5.51%, 1/15/97...........................................................           24,947
                                                                                                                       ----------
Oil & Gas Exploration Products & Services (3.0%):
              Petroleo Brasileiro S.A.-Petrobras:
       30,000 5.36%, 4/1/97.....................................................................................           29,598
       10,000 5.35%, 4/2/97.....................................................................................            9,865
       10,000 5.35%, 4/3/97.....................................................................................            9,863
       20,000 5.32%, 4/2/97.....................................................................................           19,731
       10,000 5.32%, 4/3/97.....................................................................................            9,864
                                                                                                                       ----------
                                                                                                                           78,921
                                                                                                                       ----------
Real Estate (5.0%):
              Countrywide Home Loans:
       25,000 5.35%, 1/9/97.....................................................................................           24,970
       37,000 5.34%, 1/15/97....................................................................................           36,923
       40,000 5.34%, 1/21/97....................................................................................           39,881
       30,000 SRD Finance, Inc., 5.59%, 1/16/97.................................................................           29,930
                                                                                                                       ----------
                                                                                                                          131,704
                                                                                                                       ----------
Telecommunications (4.4%):
              NYNEX Corp.:
       30,000 5.41%, 1/6/97.....................................................................................           29,977
       30,000 5.34%, 1/22/97....................................................................................           29,907
       26,000 5.34%, 1/31/97....................................................................................           25,884
       30,000 5.34%, 2/7/97.....................................................................................           29,835
                                                                                                                       ----------
                                                                                                                          115,603
                                                                                                                       ----------
  Total Commercial Paper                                                                                                1,883,124
                                                                                                                       ----------
MEDIUM TERM/SENIOR NOTES (7.9%):
Banking (4.7%):
              Abbey National Treasury Services, PLC:
      $75,000 5.08%, 2/27/97....................................................................................          $74,998
       50,000 5.11%, 3/17/97....................................................................................           49,991
                                                                                                                       ----------
                                                                                                                          124,989
                                                                                                                       ----------
Brokerage & Financial Services (3.2%):
       50,000 Bear Stearns Companies, Inc., 5.60%, 3/14/97......................................................           50,000
       10,000 Finova Capital Corp., 8.00%, 1/15/97..............................................................           10,008
       25,000 Merrill Lynch & Co., Inc., 5.58%, 3/14/97.........................................................           25,000
                                                                                                                       ----------
                                                                                                                           85,008
                                                                                                                       ----------
   Total Medium Term/Senior Notes                                                                                         209,997
                                                                                                                       ----------
U.S. GOVERNMENT AGENCIES (1.9%):
       50,000 Student Loan Marketing Association, 5.41%, 9/28/98*...............................................           50,000
                                                                                                                       ----------
  Total U.S. Government Agencies                                                                                           50,000
                                                                                                                       ----------
  Total Investments, at amortized cost                                                                                  2,488,122
                                                                                                                       ----------
REPURCHASE AGREEMENTS (5.9%):
       50,000 Prudential Securities, 6.70%, 1/2/97, (collateralized by $54,665 various U.S. Government
              Securities, 0.00%-6.63%, 1/2/97-5/1/19, market value - $51,049)...................................           50,000
      106,342 Prudential Securities, 7.02%, 1/2/97, (collateralized by $126,696 various U.S.
              Government Securities, 0.00%-10.75%, 1/2/97-2/15/21, market value - $108,470).....................          106,342
                                                                                                                       ----------
  Total Repurchase Agreements                                                                                             156,342
                                                                                                                       ----------
  Total (Cost-$2,644,464)(a)                                                                                           $2,644,464
                                                                                                                       ==========

-----

Percentages indicated are based on net assets of $2,638,148.
(a)  Cost for Federal income tax and financial reporting purposes is the same.
* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1996.

See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


   PRINCIPAL                                                                                                            AMORTIZED
    AMOUNT                                               SECURITY DESCRIPTION                                              COST
----------- -----------------------------------------------------------------------------------------------------   ----------------
DAILY DEMAND NOTES (11.4%):
Alabama (2.1%):
    $7,200 Phenix City, 93-A, IDR for Mead, 5.00%, 6/1/28, AMT, LOC: Toronto Dominion*...........................          $7,200
     3,200 Phenix City, IDR for Mead, 5.00%, 3/1/31, AMT, LOC: Bayerische Vereinsbank*...........................           3,200
                                                                                                                         --------
                                                                                                                           10,400
                                                                                                                         --------
Idaho (0.8%):
     4,000 Health Facility Authority Revenue, St. Lukes Regional Medical Center Project, 5.25%,
           5/1/22, LOC: Credit Suisse*...........................................................................           4,000
                                                                                                                         --------
Illinois (0.2%):
     1,020 Health Facilities Authority Revenue, Central Dupage Healthcorp Project, 5.25%, 11/1/20,
           LOC: Rabobank*........................................................................................           1,020
                                                                                                                         --------
Kentucky (1.4%):
     7,000 Economic Development. Finance Authority, Sisters of Charity Hospital, 5.25%, 11/1/20,
           LOC: PNC Bank*........................................................................................           7,000
                                                                                                                         --------
Michigan (0.4%):
     2,000 University of Michigan Hospital, Series A, 5.10%, 12/1/27*............................................           2,000
                                                                                                                         --------
North Dakota (0.7%):
     3,800 Grand Forks Health Care Facilities Revenue, United Hospital Obligation Group, 96A 5.25%,
           12/1/25, LOC: Lasalle National Bank*..................................................................           3,800
                                                                                                                         --------
Ohio (0.4%):
     2,000 State Air Quality Development Authority, Cincinnati Gas & Electric, 4.70%, 12/1/15, LOC:
           J.P. Morgan*..........................................................................................           2,000
                                                                                                                         --------
Texas (2.8%):
     5,000 Brazos River Authority, PCR, Texas Utilities Electric Co. Project, Series B, 4.75%, 6/1/30,
           AMT, LOC: Union Bank of Switzerland*..................................................................           5,000
     8,600 Brazos River Authority, PCR, Texas Utilities Electric Co. Project, 4.75%, 6/1/30, AMT,
           Insured by AMBAC*.....................................................................................           8,600
       600 North Central Health Facility Development Corp. Revenue, Presbyterian Medical Center,
           Series D, 4.95%, 12/1/15, Insured by MBIA*............................................................             600
                                                                                                                         --------
                                                                                                                           14,200
                                                                                                                         --------
DAILY DEMAND NOTES, CONTINUED:
Washington (2.0%):
   $10,000 Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series A, 5.25%,
           1/1/18, LOC: Morgan Guaranty*.........................................................................         $10,000
Wyoming (0.6%):
           Sublette County, PCR, Exxon Corp. Project,
     2,500 5.10%, 7/1/17, Series A*..............................................................................           2,500
       500 5.10%, 7/1/17*........................................................................................             500
                                                                                                                         --------
                                                                                                                            3,000
                                                                                                                         --------
     Total Daily Demand Notes                                                                                              57,420
                                                                                                                         --------
WEEKLY DEMAND NOTES (60.7%):
Arkansas (1.6%):
     8,100 Clark County Solid Waste Disposal Revenue, Reynolds Metals Co. Project, 4.20%, 8/1/22,
           AMT, LOC: Trust Co. Bank*.............................................................................           8,100
                                                                                                                         --------
Colorado (3.8%):
     3,000 Housing Finance Authority, Pool I, Series B, Coventry Village,
           4.30%, 10/15/16, LOC: FNMA*...........................................................................           3,000
     2,500 Student Obligation Bond Authority 90-A, 4.10%, 9/1/24, AMT, LOC: Sallie Mae*..........................           2,500
     4,400 Student Obligation Bond Authority, Student Loan Revenue, 4.10%, 07/01/20, AMT, LOC:
           Sallie Mae*...........................................................................................           4,400
     9,100 Regents University of Colorado Student Housing Bonds, 4.00%, 6/1/20, LOC: Morgan
           Guaranty*.............................................................................................           9,100
                                                                                                                         --------
                                                                                                                           19,000
                                                                                                                         --------
Florida (2.0%):
    10,000 Housing Finance Authority, Multi-family Housing Revenue, Woodlands Apts. Project 85S,
           4.25%, 12/1/17, LOC: Citibank*........................................................................          10,000
                                                                                                                         --------
Georgia (2.1%):
     7,000 De Kalb Private Hospital Authority Revenue, Egleston Children's Hospital, Series A, 4.05%,
           3/1/24, LOC: SunTrust Bank*...........................................................................           7,000
     3,735 Gwinnett County Housing Authority, Herrington Woods Apts. Project, 96A, 4.25%, 9/15/26,
           AMT, LOC: KeyBank*....................................................................................           3,735
                                                                                                                         --------
                                                                                                                           10,735
                                                                                                                         --------

Continued

================================================================================

The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


   PRINCIPAL                                                                                                            AMORTIZED
    AMOUNT                                               SECURITY DESCRIPTION                                              COST
----------- -----------------------------------------------------------------------------------------------------   ----------------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois (11.6%):
   $11,400 Chicago O'Hare International Airport Revenue, Second Lien, Series B, 4.25%, 1/1/18, AMT,
           LOC: Societe Generale*................................................................................         $11,400
     3,700 Development Authority, Presbyterian Home Lake Forest Place Project, 4.20%, 9/1/31 LOC:
           Lasalle National Bank*................................................................................           3,700
     5,900 Development Finance Authority Revenue, Special Facility, Little City Foundation, 4.20%,
           2/1/19, LOC: Lasalle National Bank*...................................................................           5,900
     4,700 Development Finance Authority Revenue, Aurora Central Catholic High School, 4.20%,
           4/1/24, LOC: Northern Trust*..........................................................................           4,700
     4,500 Development Finance Authority Revenue, Roosevelt University Project, 4.20%, 4/1/25,
           LOC: American National Bank*..........................................................................           4,500
     1,625 Development Finance Authority Revenue, St. Paul's House Project, 4.20%, 2/1/25, LOC:
           Lasalle National Bank*................................................................................           1,625
     2,500 Educational Facility Authority Revenue, Northwestern University, 4.25%, 3/1/28, LOC:
           Northern Trust*.......................................................................................           2,500
     7,000 Health Facilities Authority Revenue, Revolving Fund Pooled, Series C, 4.15%, 8/1/15, LOC:
           First National Bank of Chicago*.......................................................................           7,000
     1,900 Health Facilities Authority Revenue, Hospital Sisters Service, Series E, 4.15%, 12/1/14,
           LOC: Morgan Guaranty*.................................................................................           1,900
     3,000 Health Facilities Authority Revenue, Washington & Jane Smith Home, 4.25%, 7/1/26, LOC:
           First Chicago Bank*...................................................................................           3,000
     7,640 Jacksonville Industrial Project Revenue, AGI Inc. Project, AMT, 4.45%, 2/1/26, LOC: Bank
           of America*...........................................................................................           7,640
     2,000 Orland Hills Multi-Family Mortgage Revenue, 88Th Avenue Project, 4.20%, 12/1/04, LOC:
           Lasalle National Bank*................................................................................           2,000
     2,500 Regional Trans. Authority Trust Receipts, 4.15%, 6/1/25, LOC: Societe Generale*.......................           2,500
                                                                                                                         --------
                                                                                                                           58,365
                                                                                                                         --------

WEEKLY DEMAND NOTES, CONTINUED:
Indiana (9.0%):
    $3,500 Development Finance Authority, MidAmerica Energy, 4.35%, 9/1/30, AMT, LOC: UBS*.......................          $3,500
    14,800 Health Facility Financing Authority, Rehabilitation Hospital, Inc., 4.10%, 11/1/20, LOC:
           Toronto Dominion Bank*................................................................................          14,800
     3,520 Health Facility Financing Authority Revenue, Capital Access Designated Pool, 4.20%,
           12/1/02, LOC: Comerica Bank*..........................................................................           3,520
     5,600 Indianapolis Economic Development Revenue, Children's Museum Project, 4.25%, 10/1/25,
           LOC: National Bank of Detroit*........................................................................           5,600
     3,750 Jasper Economic Development Revenue, Best Chairs Inc. Project, 4.25%, 3/1/19, AMT,
           LOC: PNC Bank*........................................................................................           3,750
    14,035 Rockport, PCR, Indiana & Michigan Electric Co. Series A, 4.15%, 8/1/14, LOC: Swiss
           Bank*.................................................................................................          14,035
                                                                                                                         --------
                                                                                                                           45,205
                                                                                                                         --------
Kentucky (0.5%):
     2,500 City of Mayfield, League of Cities Lease Finance Program 96, 4.30%, 7/1/26, LOC: PNC
           Bank*.................................................................................................           2,500
                                                                                                                         --------
Michigan (4.4%):
    16,800 Higher Education Student Loan, Series B, 4.10%, 10/1/13, AMT, Insured by AMBAC*.......................          16,800
     1,655 State Strategic Fund, Limited Obligation, Wayne Disposal Oakland Project, 4.35%, 3/1/05,
           AMT, LOC: Comerica Bank*..............................................................................           1,655
       900 State Strategic Fund Limited Obligation Revenue Environmental Quality, 4.35%, 5/1/05,
           AMT, LOC: Comerica Bank*..............................................................................             900
     3,000 Wayne County Airport Revenue (Detroit Airport), Series B, 4.10%, 12/1/16, AMT, LOC:
           Bayerische Landesbank*................................................................................           3,000
                                                                                                                         --------
                                                                                                                           22,355
                                                                                                                         --------
Nevada (3.7%):
     3,400 Clark County Airport Improvement Revenue, Sub Lien Series A-1, 4.00%, 7/1/25, LOC:
           Toronto Dominion Bank*................................................................................           3,400

Continued

================================================================================

The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


   PRINCIPAL                                                                                                            AMORTIZED
    AMOUNT                                               SECURITY DESCRIPTION                                              COST
----------- -----------------------------------------------------------------------------------------------------   ----------------
WEEKLY DEMAND NOTES, CONTINUED:
Nevada, continued:
   $10,000 Clark County Industrial Development Revenue, Power Co. Project, Series A, 4.25%,
           10/1/30, AMT, LOC: Barclays Bank*.....................................................................         $10,000
     5,000 Clark County, Limited Tax, GO, 1996 Las Vegas Convention Trust Receipts, 4.15%, 7/1/26,
           LOC: Societe Generale*................................................................................           5,000
                                                                                                                         --------
                                                                                                                           18,400
                                                                                                                         --------
Ohio (2.9%):
     6,300 Air Quality Development Authority, JMG Funding Corp., 4.15%, 4/1/29, AMT, LOC:
           Societe Generale*.....................................................................................           6,300
     5,500 State Water Development Authority Revenue, Timken Company Project, 4.10%, 5/1/07,
           LOC: Wachovia Bank*...................................................................................           5,500
     2,800 Student Loan Funding Corp., Cincinnati Student Loan Revenue, Series A-3, 4.10%, 1/1/07,
           AMT, LOC: National Westminster*.......................................................................           2,800
                                                                                                                         --------
                                                                                                                           14,600
                                                                                                                         --------
Rhode Island (1.0%):
     5,000 State Student Loan Revenue Bond #3, 4.15%, 6/1/26, AMT, LOC: National Westminster*....................           5,000
                                                                                                                         --------
South Carolina (0.3%):
     1,700 Cherokee County Industrial Revenue, Oshkosh Truck Corp. Project, 4.50%, 8/1/19, AMT,
           LOC: Bank of Nova Scotia*.............................................................................           1,700
                                                                                                                         --------
Tennessee (0.8%):
     3,800 Oak Ridge Industrial Development Board, Economic Development Revenue, Limited
           Obligation, 4.25%, 5/1/09, AMT, LOC: Algemene Bank Nederland*.........................................           3,800
                                                                                                                         --------
Texas (11.6%):
    14,100 Capital Health Facilities Development Corp., Island on Lake Travis Ltd. Project, 4.10%,
           12/1/16, AMT, LOC: Credit Suisse*.....................................................................          14,100
    10,000 Lower Colorado River Authority, Texas Elect Revenue, 4.00%, 1/1/13, LOC: MBIA*........................          10,000
    10,000 Panhandle Plains Higher Education Inc., Student Loan Revenue, Series A, 4.10%, 6/1/21,
           LOC: Sallie Mae*......................................................................................          10,000

WEEKLY DEMAND NOTES, CONTINUED:
Texas, continued:
    $8,400 Panhandle Plains Higher Education Authority, Student Loan Revenue, Series A, 4.10%,
           6/1/23, AMT, LOC: Sallie Mae*.........................................................................          $8,400
    15,900 San Antonio Health Facilities Development Corp. Hospital Revenue, Warm Springs
           Rehabilitation Foundation, Series A, 4.30%, 6/1/08, LOC: NationsBank*.................................          15,900
                                                                                                                         --------
                                                                                                                           58,400
                                                                                                                         --------
Utah (2.0%):
    10,200 Salt Lake City Airport Revenue, Sub Series A, 4.10%, 6/1/98, AMT, LOC: Credit Suisse*.................          10,200
                                                                                                                         --------
Washington (2.0%):
     4,425 Pierce County, NN Baking Co., 4.15%, 7/1/03, AMT, LOC: U.S. Bank of Washington*.......................           4,425
     3,525 Pierce County Economic Development Corp., Industrial Revenue, McFarland Cascade
           Project, 3.95%, 10/1/07, AMT, LOC: First National Bank of Seattle*....................................           3,525
     2,500 Washington, GO Municipal Securities, Trust Receipts, 4.15%, 7/1/16, LOC: Societe
           Generale*.............................................................................................           2,500
                                                                                                                         --------
                                                                                                                           10,450
                                                                                                                         --------
West Virginia (1.4%):
     6,900 Marion County Community Solid Waste Disposal Facility Revenue, Grant Town, 4.25%,
           10/1/17, AMT, LOC: National Westminster*..............................................................           6,900
                                                                                                                         --------
     Total Weekly Demand Notes                                                                                            305,710
                                                                                                                         --------

MONTHLY DEMAND NOTES (3.1%):
Arizona (0.4%):
     2,000 Chandler Industrial Development Authority, Parsons Municipal Project, 3.70%, 12/15/09,
           LOC: National Westminster*............................................................................           2,000
                                                                                                                         --------
Indiana (2.7%):
    13,700 Gary Environmental Improvement Revenue, U.S. Steel Corp. Project, 3.70%, 7/15/02, LOC:
           Bank of Nova Scotia*..................................................................................          13,700
                                                                                                                         --------
     Total Monthly Demand Notes                                                                                            15,700
                                                                                                                         --------


Continued

================================================================================

The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


   PRINCIPAL                                                                                                            AMORTIZED
    AMOUNT                                               SECURITY DESCRIPTION                                              COST
----------- -----------------------------------------------------------------------------------------------------   ----------------
MUNICIPAL NOTES (1.3%):
Ohio (1.3%):
    $3,500 Dublin City School District, GO Notes, Ohio School Improvement, 4.00%, 6/10/97........................          $3,507
     3,000 School District Cash Flow, COPS, 4.53%, 6/30/97.......................................................           3,008
                                                                                                                         --------
     Total Municipal Notes                                                                                                  6,515
                                                                                                                         --------
PUT BONDS** (3.0%):
Connecticut (0.9%):
     4,500 Special Assessment Unemployment, Compensation Advance Fund Revenue, Series C,
           3.90%, 11/15/01.......................................................................................           4,500
                                                                                                                         --------
Kentucky (0.7%):
     3,500 Pulaski County Solid Waste Disposal, Eastern Kentucky Power Cooperative, Inc. Project,
           3.70%, 8/15/23, Guaranteed by National Rural Utilities................................................           3,500
                                                                                                                         --------
Oregon (0.9%):
     4,500 Housing & Community Series 96-K, AMT, 3.65%, 12/11/97.................................................           4,500
                                                                                                                         --------
Wyoming (0.5%):
     2,500 Uinta County, PCR, Amoco Standard Oil Co. Ind., 3.90%, 12/1/12*.......................................           2,506
                                                                                                                         --------
     Total Put Bonds                                                                                                       15,006
                                                                                                                         --------
SHORT TERM PUTS** (2.1%):
Arizona (1.5%):
     7,500 Cochise County, PCR, Solid Waste Disposal Revenue, Electric Power Corp., 3.70%, 9/1/24,
           AMT...................................................................................................           7,500
                                                                                                                         --------
Missouri (0.6%):
     3,000 State Environmental Improvement & Energy, Union Electric Co., Series B, 3.65%, 6/1/14,
           LOC: Union Bank of Switzerland........................................................................           3,000
                                                                                                                         --------
   Total Short Term Puts                                                                                                   10,500
                                                                                                                         --------
TAX FREE COMMERCIAL PAPER (7.4%):
Georgia (2.4%):
     5,000 Municipal Electric Authority, 85A, Series B, 3.75%, 1/15/97...........................................           5,000
     5,500 Municipal Electric Authority, 85A, Series B, 3.50%, 3/6/97, LOC: Bayerische Landesbank................           5,500
     1,650 Municipal Electric Authority, 94-D, 3.55%, 3/6/97.....................................................           1,650
                                                                                                                         --------
                                                                                                                           12,150
                                                                                                                         --------

TAX FREE COMMERCIAL PAPER, CONTINUED:
Michigan (1.0%):
    $5,080 State Building Authority, 3.50%, 5/1/97, LOC: CIBC....................................................          $5,080
                                                                                                                         --------
North Carolina (1.0%):
     5,000 Eastern Municipal Power Authority, 3.50%, 2/5/97, LOC: CIBC...........................................           5,000
                                                                                                                         --------
Ohio (1.3%):
     6,700 Water Development Authority, Cleveland Electric, 3.55%, 6/14/96, Insured by FGIC......................           6,700
                                                                                                                         --------
Texas (1.0%):
     5,000 Brazos River Authority Utilities, PCR, 3.65%, 5/1/97, LOC: CIBC.......................................           5,000
                                                                                                                         --------
West Virginia (0.7%):
     3,500 Public Energy Authority Energy Revenue, Morgantown Assoc. Project, 3.70%, 2/14/97,
           AMT, LOC: Swiss Bank..................................................................................           3,500
                                                                                                                         --------
  Total Tax Free Commercial Paper                                                                                          37,430
                                                                                                                         --------

ANTICIPATION NOTES (11.4%):
California (5.0%):
    15,000 Los Angeles County Tax & Revenue Anticipation Notes, Series A, 4.50%, 6/30/97, LOC:
           Credit Suisse, Morgan Guaranty, Union Bank of Switzerland, West Deutsche Landesbank,
           Bank of America.......................................................................................          15,050
    10,050 California State, Revenue Anticipation Notes, Series A, 4.50%, 6/30/97................................          10,092
                                                                                                                         --------
                                                                                                                           25,142
                                                                                                                         --------
Colorado (2.1%):
    10,000 Tax & Revenue Anticipation Notes, Series A, 4.50%, 6/27/97............................................          10,034
                                                                                                                         --------
Idaho (1.8%):
     9,000 State Tax Anticipation Note, 4.50%, 6/30/97...........................................................           9,025
                                                                                                                         --------
Michigan (1.9%):
    10,000 Municipal Bond Authority, Series A, 4.50%, 7/03/97....................................................          10,029
                                                                                                                         --------
Puerto Rico (0.6%):
     3,000 Commonwealth of Puerto Rico, Trans-97A, 4.00%, 07/30/97...............................................           3,010
                                                                                                                         --------
     Total Anticipation Notes                                                                                              57,240
                                                                                                                         --------
     Total (Cost-$505,521) (a)                                                                                           $505,521
                                                                                                                         --------

-----

Percentages indicated are based on net assets of $503,629.

Continued

================================================================================

The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


(a)  Cost for Federal income tax and financial reporting purposes is the same.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1996. **Put and demand features exist.


AMBAC             AMBAC Indemnity Corporation
AMT               Alternative Minimum Tax Paper
COPS              Certificates of Participation
GO                General Obligation
IDR               Industrial Development Revenue
FGIC              Insured by Financial Guaranty Insurance Corp.
FNMA              Insured by Federal National Mortgage Association
LOC               Letter of Credit
MBIA              Insured by Municipal Bond Insurance Association
PCR               Pollution Control Revenue


See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



   PRINCIPAL                                                                                                            AMORTIZED
    AMOUNT                                               SECURITY DESCRIPTION                                             COST
----------- -----------------------------------------------------------------------------------------------------   ----------------
MUNICIPAL BONDS (1.1%):
Ohio (1.1%):
    $1,000 Columbus, General Obligation Bond, 6.75%, 7/1/97, ETM: U.S. Govt.'s...................................          $1,014
                                                                                                                          -------
   Total Municipal Bonds                                                                                                    1,014
                                                                                                                          -------
DAILY DEMAND NOTES (2.6%):
Ohio (2.6%):
     2,300 Twinsburg, Industrial Development Revenue, United Stationers Project, 5.15%, 12/1/11,
           LOC: PNC Bank*........................................................................................           2,300
                                                                                                                          -------
   Total Daily Demand Notes                                                                                                 2,300
                                                                                                                          -------
WEEKLY DEMAND NOTES (51.5%):
Ohio (51.5%):
     1,000 Air Quality Development Authority, JMG Funding Corp., 4.15%, 4/1/29, LOC: Societe
           Generale*.............................................................................................           1,000
     1,000 Butler County, Meadow Ridge Housing Project, AMT, 4.20%, 11/15/30, LOC: FNMA*.........................           1,000
     2,990 Clermont County, Hospital Facilities Mercy Health Care of Cincinnati, Series B, 4.50%,
           12/1/15, Insured by MBIA*.............................................................................           2,990
       300 Cuyahoga County, Allen Group Inc., AMT, 4.25%, 4/1/12, LOC: Dresdner Bank*............................             300
     4,000 Cuyahoga County, Cleveland Clinic Foundation, 4.10%, 1/1/26, LOC: Morgan Guaranty
           Bank*.................................................................................................           4,000
     1,600 Cuyahoga County, Allen Group, Inc., 4.10%, 12/1/15, LOC: Union Bank of Switzerland*...................           1,600
     1,500 Franklin County Hospital Authority, 4.25%, 5/1/15, LOC: National Bank of Detroit*.....................           1,500
     1,800 Franklin County Hospital Revenue, Holy Cross Health Systems, 4.10%, 6/16/16, LOC:
           Morgan Guaranty Bank*.................................................................................           1,800
     1,500 Franklin County Inland Products, Inc., 4.25%, 6/1/04, LOC: PNC Bank*..................................           1,500
     2,000 Geauga County Industrial Development, General Signal Corp., 4.30%, 4/1/04, LOC:
           Wachovia Bank*........................................................................................           2,000
       500 Hamilton County Economic Development Revenue, Cincinnati Performing Arts Center,
           4.20%, 6/15/05, LOC: Fifth Third Bank*................................................................             500
     2,000 Hamilton County Hospital Revenue, Bethesda Hospital, 4.05%, 2/15/24, LOC: Rabobank
           Nederland*............................................................................................           2,000

WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
      $950 Higher Education Facility, Mount Union College Project, 4.25%, 9/1/20, LOC: National
           Bank of Detroit*......................................................................................            $950
     3,000 Housing Finance Authority, Spring Valley Apts. 96A, 4.25%, 12/15/29, AMT, LOC:
           Keybank*..............................................................................................           3,000
       500 Montgomery County, Sisters of Charity Healthcare, 4.15%, 5/15/25, LOC: Toronto
           Dominion*.............................................................................................             500
     1,000 Ross County, Ohio Hospital Facilities, Medical Center Project, 4.25%, 12/1/20, LOC: Fifth
           Third Bank*...........................................................................................           1,000
     1,800 State Air Quality Development Authority Revenue, JMG Funding Limited Partnership,
           Series A, 4.15%, 4/1/28, LOC: Societe Generale*.......................................................           1,800
     3,000 State Air Quality Development Revenue Bonds, Timken Co. Project, 4.10%, 6/1/01, AMT,
           LOC: Union Bank of Switzerland*.......................................................................           3,000
     1,000 State Court Street Center, 4.10%, 10/1/98, LOC: Provident Bank*.......................................           1,000
     2,850 State Higher Education Facilities, Oberlin College Project, 2.80%, 10/1/15, SBPA: Morgan
           Guaranty*.............................................................................................           2,850
           Student Loan Funding Corp.,
     1,375 4.05%, 12/29/98, LOC: National Westminster Bank*......................................................           1,375
     2,000 4.20%, 1/1/07, LOC: Bank of America*..................................................................           2,000
     3,000 State Water Development Authority, Timken Co. Project, 4.10%, 6/1/01, LOC: Credit
           Suisse*...............................................................................................           3,000
           The Ohio State University General Receipts, Series B,
       400 4.05%, 12/1/06, SBPA: Westminster Bank*...............................................................             400
     2,750 4.00%, 12/1/12*.......................................................................................           2,750
     2,100 Wooster Industrial Development Revenue, Allen Group Inc., 4.40%, 12/1/10, LOC: Union
           Bank of Switzerland*..................................................................................           2,100
                                                                                                                          -------
   Total Weekly Demand Notes                                                                                               45,915
                                                                                                                          -------
MONTHLY DEMAND NOTES (3.7%):
Ohio (3.7%):
     3,300 Housing Financial Agency, 3.50%, 12/1/15, LOC: Morgan Guaranty Bank*..................................           3,300
                                                                                                                          -------
   Total Monthly Demand Notes                                                                                               3,300
                                                                                                                          -------


Continued

================================================================================

The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



   PRINCIPAL                                                                                                            AMORTIZED
    AMOUNT                                               SECURITY DESCRIPTION                                             COST
----------- -----------------------------------------------------------------------------------------------------   ----------------
MUNICIPAL NOTES (6.2%):
Ohio (6.2%):
    $2,500 Dublin, City School District Notes, 4.00%, 6/10/97....................................................          $2,505
     3,000 School District Cash Flow, COPS, 4.53%, 6/30/97.......................................................           3,008
                                                                                                                          -------
Total Municipal Notes                                                                                                       5,513
                                                                                                                          -------
SHORT TERM PUTS** (2.8%):
Ohio (2.8%):
     2,500 Air Quality Development Authority Revenue, Ohio Edison, Series B, 3.80%, 5/1/97,
           AMT, LOC: Union Bank of Switzerland...................................................................           2,500
                                                                                                                          -------
   Total Short-Term Puts                                                                                                    2,500
                                                                                                                          -------
TAX FREE COMMERCIAL PAPER (14.6%):
Ohio (14.6%):
     1,000 State Air Quality Development Authority, Cleveland Electric Illuminating Co., FGIC,
           3.45%, 3/6/97.........................................................................................           1,000
     3,000 State Air Quality Development Authority, Cleveland Electric Illuminating Co., FGIC,
           3.70%, 1/16/97........................................................................................           3,000
     1,300 Toledo (Lucas County), CSX Transportation, 3.50%, 3/21/97, LOC: Bank of Nova Scotia...................           1,300
     3,700 Toledo (Lucas County) Ohio Port Authority, 3.50%, 3/3/97, LOC: Bank of Nova Scotia....................           3,700

TAX FREE COMMERCIAL PAPER (14.6%):
Ohio, continued
    $1,000 State Water Development Authority, Cleveland Electric Illuminating Co., FGIC, 3.55%,
           2/6/97................................................................................................          $1,000
     3,000 State Water Development Authority, Cleveland Electric Illuminating Co., FGIC, 3.50%,
           2/5/97................................................................................................           3,000
                                                                                                                          -------
   Total Tax-Free Commercial Paper                                                                                         13,000
                                                                                                                          -------
ANTICIPATION NOTES (17.1%):
Ohio (14.9%):
     5,000 Brecksville, Broadview Heights, City School District, BAN, 3.90%, 1/17/97.............................           5,001
     1,000 City of Cleveland, 1996-A Cleveland Stadium Project, BAN, 4.50%, 10/15/97.............................           1,004
     1,400 Solon City School District, BAN 96-2, 4.00%, 4/15/97..................................................           1,402
     1,670 Summit County, BAN, Series B, 4.00%, 6/5/97...........................................................           1,672
     1,500 University of Cincinnati, BAN, 4.25%, 8/28/97.........................................................           1,503
     1,000 University of Cincinnati, General Receipts, BAN, Series Aa, 3.89%, 3/20/97............................           1,001
     1,700 University of Cincinnati, General Receipts, BAN, Series K1, 3.75%, 3/20/97............................           1,702
                                                                                                                          -------
                                                                                                                           13,285
                                                                                                                          -------
Puerto Rico (2.2%):
     2,000 Commonwealth of Puerto Rico,
           TRANS - 97A, 4.00%, 7/30/97...........................................................................           2,006
                                                                                                                          -------
   Total Anticipation Notes                                                                                                15,291
                                                                                                                          -------
   Total (Cost-$88,833)(a)                                                                                                $88,833
                                                                                                                          =======

-----

Percentages indicated are based on net assets of $89,189.

(a)  Cost for Federal income tax and financial reporting purposes is the same.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1996.

**   Put features exist.


AMT            Alternative Minimum Tax Paper
BAN            Bond Anticipation Note
COPS           Certificate of Participation
ETM            Escrow to Maturity
FGIC           Insured by Financial Guaranty Insurance Corp.
FNMA           Insured by Federal National Mortgage Association
LOC            Letter of Credit
MBIA           Insured by Municipal Bond Insurance Association
SBPA           Stand By Purchase Agreement
TRANS          Tax & Revenue Anticipation Notes



See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 1996
(Unaudited)





                                                                                     (Amounts in Thousands,
                                                                                    except per share amounts)
                                                            U.S. TREASURY                                                   OHIO
                                                             SECURITIES                               MUNICIPAL           MUNICIPAL
                                                            MONEY MARKET         PRIME MONEY        MONEY MARKET        MONEY MARKET
                                                                FUND             MARKET FUND            FUND                FUND
                                                            -------------        -----------        ------------        ------------
ASSETS:
Investments, at amortized cost..........................      $555,618          $2,488,122            $505,521             $88,833
Repurchase agreements, at cost..........................     2,131,379             156,342                   -                   -
                                                            ----------          ----------            --------             -------
Total...................................................     2,686,997           2,644,464             505,521              88,833
Interest receivable.....................................         7,905               6,203               3,065                 696
Receivable for shares issued............................             -                 148                   -                   -
Deferred organization costs.............................             -                   -                   -                   1
Prepaid expenses and other assets.......................           421                 240                  17                   3
                                                            ----------          ----------            --------             -------
TOTAL ASSETS............................................     2,695,323           2,651,055             508,603              89,533
                                                            ----------          ----------            --------             -------

LIABILITIES:
Cash overdraft..........................................             -                   -               3,176                   7
Dividends payable.......................................        10,695              11,574               1,460                 258
Accrued expenses and other payables:
      Investment advisory fees..........................           541                 680                 114                  21
      Administration fees...............................           358                 360                  73                   9
      12b-1 fees (Class A)..............................            79                  74                   9                   8
      Accounting and transfer agent fees................            16                  40                  22                  15
      Other.............................................            65                 179                 120                  26
                                                            ----------          ----------            --------             -------
TOTAL LIABILITIES.......................................        11,754              12,907               4,974                 344
                                                            ----------          ----------            --------             -------
NET ASSETS:
Capital.................................................     2,683,527           2,638,165             503,774              89,248
Undistributed (distributions in excess of) net
   investment income....................................            43                   7               (127)                (51)
Accumulated undistributed net realized losses
   from investment transactions.........................           (1)                (24)                (18)                 (8)
                                                            ----------          ----------            --------             -------
NET ASSETS..............................................    $2,683,569          $2,638,148            $503,629             $89,189
                                                            ==========          ==========            ========             =======
Net Assets
      Fiduciary.........................................    $2,344,946          $2,322,235            $461,544             $52,910
      Class A...........................................       338,587             315,790              42,085              36,279
      Class B...........................................            36                 123                   -                   -
                                                            ----------          ----------            --------             -------
Total...................................................    $2,683,569          $2,638,148            $503,629             $89,189
                                                            ==========          ==========            ========             =======

Outstanding units of beneficial interest
      Fiduciary.........................................     2,344,903           2,322,253             461,674              52,946
      Class A...........................................       338,586             315,789              42,100              36,302
      Class B...........................................            36                 123                   -                   -
                                                            ----------          ----------            --------             -------
Total...................................................     2,683,525           2,638,165             503,774              89,248
                                                            ==========          ==========            ========             =======

Net asset value-offering and redemption price per
   share (Fiduciary, Class A and Class B shares)........         $1.00               $1.00               $1.00               $1.00
                                                                 =====               =====               =====               =====


See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                      DECEMBER 31, 1996
(Unaudited)

                                                                                     (Amounts in Thousands)
                                                            U.S. TREASURY                                                   OHIO
                                                             SECURITIES                               MUNICIPAL           MUNICIPAL
                                                            MONEY MARKET         PRIME MONEY        MONEY MARKET        MONEY MARKET
                                                                FUND             MARKET FUND            FUND                FUND
                                                            ----------------  ------------------  ------------------  --------------
Investment Income:
Interest income.........................................      $60,584             $73,594              $9,117              $1,627
Dividend income.........................................            -                   -                 111                  38
Income from securities lending..........................          127                   9                   -                   -
                                                              -------             -------              ------              ------
TOTAL INCOME............................................       60,711              73,603               9,228               1,665
                                                              -------             -------              ------              ------
EXPENSES:
Investment advisory fees................................        3,955               4,681                 915                 143
Administration fees.....................................        1,869               2,212                 432                  79
12b-1 fees (Class A)....................................          417                 571                  73                  73
Custodian and accounting fees...........................           77                  60                  27                   8
Legal and audit fees....................................           71                  83                  30                   6
Trustees' fees and expenses.............................           15                  15                   4                   1
Transfer agent fees.....................................           31                  62                  17                  14
Registration and filing fees............................          133                  55                   8                   5
Printing costs..........................................           74                  81                  44                   7
Other...................................................            9                   8                   2                   1
                                                              -------             -------              ------              ------
Total expense before waivers............................        6,651               7,828               1,552                 337
Less waivers............................................      (1,465)             (1,195)               (384)                (93)
                                                              -------             -------              ------              ------
NET EXPENSES............................................        5,186               6,633               1,168                 244
                                                              -------             -------              ------              ------
Net Investment Income...................................       55,525              66,970               8,060               1,421
                                                              -------             -------              ------              ------
REALIZED GAINS (LOSSES) FROM INVESTMENT
   TRANSACTIONS:
Net realized gains (losses) from investment
   transactions.........................................           39                   3                (14)                 (8)
                                                              -------             -------              ------              ------
Net increase in net assets resulting
from operations.........................................      $55,564             $66,973              $8,046              $1,413
                                                              =======             =======              ======              ======



See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                       (Amounts in Thousands)
                                  U.S. TREASURY SECURITIES MONEY
                                           MARKET FUND                    PRIME MONEY MARKET FUND
                                  ----------------------------    ----------------------------
                                   SIX MONTHS                      SIX MONTHS
                                     ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                  DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,
                                      1996            1996            1996            1996
                                  ------------    ------------    ------------    ------------
                                          (Unaudited)                     (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income ...   $     55,525    $     80,358    $     66,970    $    130,413
      Net realized gains
        (losses) from
        investment
        transactions ..........             39              (9)              3               9
                                  ------------    ------------    ------------    ------------
Change in net assets resulting
   from operations ............         55,564          80,349          66,973         130,422
                                  ------------    ------------    ------------    ------------
DISTRIBUTIONS TO FIDUCIARY
   SHAREHOLDERS:
      From net investment
        income ................        (49,929)        (75,330)        (59,167)       (116,410)
      In excess of net
        investment income .....             --              --              --              --
      From net realized gains
        from investment
        transactions ..........             (6)             --              --              --
DISTRIBUTIONS TO CLASS A
   SHAREHOLDERS:
      From net investment
        income ................         (5,596)         (5,012)         (7,802)        (13,976)
      In excess of net
        investment income .....             --              --              --              --
DISTRIBUTIONS TO CLASS B
   SHAREHOLDERS:
      From net investment
        income ................             --              --              (1)             --
                                  ------------    ------------    ------------    ------------
Change in net assets from
   shareholder distributions ..        (55,531)        (80,342)        (66,970)       (130,386)
                                  ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
      Proceeds from shares
        issued ................      3,504,557       4,000,794       3,232,160       5,382,651
      Proceeds from shares
        issued in connection
        with acquisition ......             --         356,742              --              --
      Dividends reinvested ....          3,403           4,792           7,515          14,099
      Cost of shares redeemed .     (2,779,878)     (3,683,695)     (3,103,466)     (5,062,234)
Change in net assets from
   share transactions .........        728,082         678,633         136,209         334,516
                                  ------------    ------------    ------------    ------------
Change in Net Assets ..........        728,115         678,640         136,212         334,552
NET ASSETS:
      Beginning of period .....      1,955,454       1,276,814       2,501,936       2,167,384
                                  ------------    ------------    ------------    ------------
      End of period ...........   $  2,683,569    $  1,955,454    $  2,638,148    $  2,501,936
                                  ============    ============    ============    ============
SHARE TRANSACTIONS:
      Issued ..................      3,504,557       4,000,794       3,232,160       5,382,651
      Issued in connection
        with acquisition ......             --         356,742              --              --
      Reinvested ..............          3,403           4,792           7,515          14,099
      Redeemed ................     (2,779,878)     (3,683,695)     (3,103,466)     (5,062,234)
                                  ------------    ------------    ------------    ------------
Change in shares ..............        728,082         678,633         136,209         334,516
                                  ============    ============    ============    ============
Undistributed (distributions in
   excess of) net investment
   income included in net
   assets:
      End of Period ...........   $         43    $         43    $          7    $          7
                                  ============    ============    ============    ============

                                                                   Ohio Municipal Money Market
                                   Municipal Money Market Fund                Fund
                                  ----------------------------    ----------------------------
                                  Six months                      Six months
                                     ended         Year ended        ended         Year ended
                                  December 31,      June 30,      December 31,      June 30,
                                      1996            1996            1996            1996
                                  ------------    ------------    ------------    ------------
                                           (Unaudited)                     (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income ...   $      8,060    $     19,034    $      1,421    $      2,941
      Net realized gains
        (losses) from
        investment
        transactions ..........            (14)             (4)             (8)             --
                                  ------------    ------------    ------------    ------------
Change in net assets resulting
   from operations ............          8,046          19,030           1,413           2,941
                                  ------------    ------------    ------------    ------------
DISTRIBUTIONS TO FIDUCIARY
   SHAREHOLDERS:
      From net investment
        income ................         (7,469)        (17,075)           (827)         (1,588)
      In excess of net
        investment income .....             --              --              --             (22)
      From net realized gains
        from investment
        transactions ..........             --              (4)             --              --
DISTRIBUTIONS TO CLASS A
   SHAREHOLDERS:
      From net investment
        income ................           (591)         (1,947)           (594)         (1,353)
      In excess of net
        investment income .....             --              --              --             (19)
DISTRIBUTIONS TO CLASS B
   SHAREHOLDERS:
      From net investment
        income ................             --              --              --              --
                                  ------------    ------------    ------------    ------------
Change in net assets from
   shareholder distributions ..         (8,060)        (19,026)         (1,421)         (2,982)
                                  ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
      Proceeds from shares
        issued ................        662,162       1,409,174         208,761         337,815
      Proceeds from shares
        issued in connection
        with acquisition ......             --              --              --              --
      Dividends reinvested ....            588           1,889             550           1,337
      Cost of shares redeemed .       (669,634)     (1,394,801)       (217,161)       (329,660)
Change in net assets from
   share transactions .........         (6,884)         16,262          (7,850)          9,492
                                  ------------    ------------    ------------    ------------
Change in Net Assets ..........         (6,898)         16,266          (7,858)          9,451
NET ASSETS:
      Beginning of period .....        510,527         494,261          97,047          87,596
                                  ------------    ------------    ------------    ------------
      End of period ...........   $    503,629    $    510,527    $     89,189    $     97,047
                                  ============    ============    ============    ============
SHARE TRANSACTIONS:
      Issued ..................        662,162       1,409,174         208,761         337,815
      Issued in connection
        with acquisition ......             --              --              --              --
      Reinvested ..............            588           1,889             550           1,337
      Redeemed ................       (669,634)     (1,394,801)       (217,161)       (329,660)
                                  ------------    ------------    ------------    ------------
Change in shares ..............         (6,884)         16,262          (7,850)          9,492
                                  ============    ============    ============    ============
Undistributed (distributions in
   excess of) net investment
   income included in net
   assets:
      End of Period ...........   $       (127)   $       (127)   $        (51)   $        (51)
                                  ============    ============    ============    ============


See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1996
(Unaudited)

1.   ORGANIZATION:

     The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B, and Service. The Trust currently consists of thirty active funds. The accompanying financial statements and financial highlights are those of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund, except the Ohio Municipal Money Market Fund which is non-diversified.

     The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. Changes in net assets and financial highlights for periods prior to the reorganization, March 25, 1996, are presented for the funds of The One Group only.

     The Funds' investment objectives are as follows:


         FUND                                                       OBJECTIVE
         ----                                                       ---------
         U.S. Treasury Securities Money Market Fund        Current income with liquidity
                                                           and stability of principal.

         Prime Money Market Fund                           Current income with liquidity
                                                           and stability of principal.

         Municipal Money Market Fund                       As high a level of current
                                                           interest income exempt from
                                                           Federal income taxes as is
                                                           consistent with the
                                                           preservation of capital and
                                                           stability of principal.

         Ohio Municipal Money Market Fund                  As high a level of current
                                                           interest income exempt from
                                                           Federal income taxes and Ohio
                                                           personal income tax as is
                                                           consistent with the
                                                           preservation of capital and
                                                           stability of principal.


2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

          SECURITY VALUATION

          Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.


Continued

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund in the 1940 Act.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1996, the following Fund had securities with the following market values on loan (amount in thousands):


                                                                                            MARKET VALUE
                                                                                              OF LOANED
                                                                                             SECURITIES
                                                                                             ----------
     U.S. Treasury Securities Money Market Fund.........................................       $162,686

     The loaned securities were fully collateralized by cash and U.S. Government securities as of December 31, 1996.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

Continued

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs have been allocated among the funds of the Trust pro-rata, based on the relative net assets of each fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.   SHARES OF BENEFICIAL INTEREST:

     The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through forty series and four classes:
     Fiduciary, Class A, Class B, and Service. During the year ended June 30, 1995, Service Shares transferred to Class A Shares. As of December 31, 1996 there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the six months ended December 31, 1996 and the year ended June 30, 1996:



Continued

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)


                                                       (Amounts in Thousands)
                                                               U.S. TREASURY SECURITIES                     PRIME MONEY
                                                                   MONEY MARKET FUND                         MARKET FUND
                                                            --------------------------------       --------------------------------
                                                            SIX MONTHS                             SIX MONTHS
                                                               ENDED              YEAR                ENDED               YEAR
                                                            DECEMBER 31,      ENDED JUNE 30,       DECEMBER 31,       ENDED JUNE 30,
                                                                1996               1996                1996                1996
                                                            ------------      --------------       -------------      -------------
                                                             (UNAUDITED)                             (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
      Proceeds from shares issued.......................     $2,798,900          $3,573,870          $2,195,927          $4,119,886
      Proceeds from shares issued in connection
        with acquisition................................              -             333,798                   -                   -
      Dividends reinvested..............................            263                 345                 884               1,683
      Cost of shares redeemed...........................     (2,298,838)         (3,241,505)         (2,061,141)         (3,900,430)
                                                             ----------          ----------          ----------          ----------
      Change in net assets from Fiduciary share
        transactions....................................       $500,325            $666,508            $135,670            $221,139
                                                             ==========          ==========          ==========          ==========

CLASS A SHARES:
      Proceeds from shares issued.......................       $705,621            $426,924          $1,036,000          $1,262,765
      Proceeds from shares issued in connection
        with acquisition................................              -              22,944                   -                   -
      Dividends reinvested..............................          3,140               4,447               6,631              12,416
      Cost of shares redeemed...........................       (481,040)           (442,190)         (1,042,215)         (1,161,804)
                                                             ----------          ----------          ----------          ----------
      Change in net assets from Class A share
        transactions....................................       $227,721             $12,125                $416            $113,377
                                                             ==========          ==========          ==========          ==========

CLASS B SHARES:
      Proceeds from shares issued.......................            $36                                    $233
      Dividends reinvested..............................              -                                       -
      Cost of shares redeemed...........................              -                                    (110)
                                                             ----------                              ----------
      Change in net assets from Class B share
        transactions....................................            $36                                    $123
                                                             ==========                              ==========

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
      Issued............................................      2,798,900           3,573,870           2,195,927           4,119,886
      Issued in connection with acquisition.............              -             333,798                   -                   -
      Reinvested........................................            263                 345                 884               1,683
      Redeemed..........................................     (2,298,838)         (3,241,505)         (2,061,141)         (3,900,430)
                                                             ----------          ----------          ----------          ----------
      Change in Fiduciary Shares........................        500,325             666,508             135,670             221,139
                                                             ==========          ==========          ==========          ==========

CLASS A SHARES:
      Issued............................................        705,621             426,924           1,036,000           1,262,765
      Issued in connection with acquisition.............              -              22,944                   -                   -
      Reinvested........................................          3,140               4,447               6,631              12,416
      Redeemed..........................................       (481,040)           (442,190)         (1,042,215)         (1,161,804)
                                                             ----------          ----------          ----------          ----------
      Change in Class A Shares..........................        227,721              12,125                 416             113,377
                                                             ==========          ==========          ==========          ==========

CLASS B SHARES:
      Issued............................................             36                                     233
      Reinvested........................................              -                                       -
      Redeemed..........................................              -                                    (110)
                                                             ----------                              ----------
      Change in Class B Shares..........................             36                                     123
                                                             ==========                              ==========

Continued

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)


                                           (Amounts in Thousands)
                                                         MUNICIPAL MONEY MARKET FUND        OHIO MUNICIPAL MONEY MARKET FUND
                                                       ---------------------------------    ----------------------------------
                                                        SIX MONTHS                             SIX MONTHS
                                                          ENDED                YEAR               ENDED              YEAR
                                                       DECEMBER 31,        ENDED JUNE 30,      DECEMBER 31,      ENDED JUNE 30,
                                                           1996                1996                1996              1996
                                                       ------------       --------------       -------------     -------------
                                                        (UNAUDITED)                             (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
      Proceeds from shares issued....................    $547,786          $1,109,221            $83,375          $165,403
      Dividends reinvested...........................          44                 114                 46                62
      Cost of shares redeemed........................    (546,080)         (1,087,267)           (86,421)         (161,325)
                                                         --------          ----------            -------          --------
      Change in net assets from Fiduciary share
        transactions.................................      $1,750             $22,068           $(3,000)            $4,140
                                                         ========          ==========            =======          ========

CLASS A SHARES:
      Proceeds from shares issued....................    $114,376            $299,953           $125,386          $172,412
      Dividends reinvested...........................         544               1,775                504             1,275
      Cost of shares redeemed........................    (123,554)           (307,534)          (130,740)         (168,335)
                                                         --------          ----------            -------          --------
      Change in net assets from Class A share
        transactions.................................     $(8,634)            $(5,806)           $(4,850)           $5,352
                                                         ========          ==========            =======          ========

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
      Issued.........................................     547,786           1,109,221             83,375           165,403
      Reinvested.....................................          44                 114                 46                62
      Redeemed.......................................    (546,080)         (1,087,267)           (86,421)         (161,325)
                                                         --------          ----------            -------          --------
      Change in Fiduciary Shares.....................       1,750              22,068             (3,000)            4,140
                                                         ========          ==========            =======          ========

CLASS A SHARES:
      Issued.........................................     114,376             299,953            125,386           172,412
      Reinvested.....................................         544               1,775                504             1,275
      Redeemed.......................................    (123,554)           (307,534)          (130,740)         (168,335)
                                                         --------          ----------            -------          --------
      Change in Class A Shares.......................      (8,634)             (5,806)            (4,850)            5,352
                                                         ========          ==========            =======          ========



4.   INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

     The Trust and Banc One Investment Advisors Corporation (the "Adviser"), are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Municipal Money Market Fund and 0.30% of the average daily net assets of the Ohio Municipal Money Market Fund.

     The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on each Fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund - the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each fund of

Continued

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)



     the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator. Prior to March 26, 1996, Goldman Sachs Asset Management served as administrator of Paragon under essentially the same terms as the current administration agreement.

     The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A Shares, Class B Shares and Service Class Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds, 1.00% of the average daily net assets of Class B and 0.75% of the average daily net assets of the Service Class Shares of each of the Funds. The Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund and 0.55% of average daily net assets of the Service Class Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees.

     Prior to January 2, 1996, Premier Investment Advisors, L.L.C. ("Premier") served as investment adviser and Goldman Sachs & Company served as distributor to Paragon. Pursuant to the approval of the Board of Trustees of Paragon on October 31, 1995 and its Shareholders on December 20, 1995, Paragon entered into an investment advisory agreement with the Adviser and a distribution agreement with the Distributor effective January 2, 1996. The Terms of the investment advisory agreements with Premier and with the Adviser and the distribution agreements with Goldman Sachs & Company and the Distributor were substantially the same. Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

     The Adviser, Administrator and the Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the six months ended December 31, 1996, fees in the following amounts were waived from the Funds (amounts in thousands):


                                                                      INVESTMENT                               12B-1 FEES
                                                                    ADVISORY FEES      ADMINISTRATION FEES       WAIVED
                                                                        WAIVED                WAIVED             CLASS A
                                                                    -------------      -------------------     ----------
     U.S. Treasury Securities Money Market Fund.................        $1,346                   -                $119
     Prime Money Market Fund....................................           979                 $53                 163
     Municipal Money Market Fund................................           331                  32                  21
     Ohio Municipal Money Market Fund...........................            15                  57                  21

5.   CONCENTRATION OF CREDIT RISK:

     The Ohio Municipal Money Market Fund invests primarily in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of Ohio's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.


Continued

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)


6.   REORGANIZATION:

     The Trust entered an Agreement and Plan of Reorganization with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The Paragon Treasury Money Market Fund transferred its assets and liabilities to the U.S. Treasury Securities Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 25, 1996 following approval by shareholders of the Paragon Portfolio at a special shareholder meeting. The following is a summary of shares outstanding, net assets and net asset value per share immediately before and after the reorganization:


                                                                       BEFORE REORGANIZATION              REORGANIZATION
                                                               -----------------------------------       ---------------
                                                               PARAGON TREASURY      U.S. TREASURY        U.S. TREASURY
                                                                 MONEY MARKET      SECURITIES MONEY      SECURITIES MONEY
                                                                     FUND             MARKET FUND          MARKET FUND
                                                                 ------------      ----------------      ----------------
     Shares (000)............................................       356,742           1,735,489              2,092,231
     Net Assets (000)........................................      $356,742          $1,735,505             $2,092,247
     Net Asset Value:
           Fiduciary.........................................                             $1.00                  $1.00
           Class A...........................................         $1.00               $1.00                  $1.00

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The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                         U.S. TREASURY SECURITIES MONEY MARKET FUND
                                       ------------------------------------------------------------------------------
                                                                          FIDUCIARY
                                       ------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                             YEARS ENDED JUNE 30,
                                       DECEMBER 31,     -------------------------------------------------------------
                                          1996             1996          1995        1994         1993        1992
                                       ----------       ----------    ----------    --------     --------    --------
                                       (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...............   $    1.000       $    1.000    $    1.000    $  1.000     $  1.000    $  1.000
                                       ----------       ----------    ----------    --------     --------    --------
Investment Activities
   Net investment income ...........        0.025            0.052         0.050       0.030        0.029       0.043
                                       ----------       ----------    ----------    --------     --------    --------
Less: Distributions
   Net investment income ...........       (0.025)(a)       (0.052)       (0.050)     (0.030)      (0.029)     (0.043)
                                       ----------       ----------    ----------    --------     --------    --------
NET ASSET VALUE,
 END OF PERIOD .....................   $    1.000       $    1.000    $    1.000    $  1.000     $  1.000    $  1.000
                                       ==========       ==========    ==========    ========     ========    ========
Total Return .......................         2.51%(b)         5.34%         5.07%       3.01%        2.89%       4.40%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)   $2,344,946       $1,844,590    $1,178,091    $969,326     $492,862    $410,146
   Ratio of expenses to average net
      assets .......................         0.43%(c)         0.42%         0.41%       0.40%        0.45%       0.55%
   Ratio of net investment income
      to average net assets ........         4.94%(c)         5.17%         4.96%       3.02%        2.85%       4.25%
   Ratio of expenses to average net
      assets* ......................         0.55%(c)         0.56%         0.59%       0.58%        0.67%       0.77%
   Ratio of net investment income ..
      to average net assets*                 4.82%(c)         5.03%         4.78%       2.84%        2.63%       4.04%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Includes $.000002 short term capital gain.

(b)  Not annualized.

(c)  Annualized.



See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            U.S. TREASURY SECURITIES MONEY MARKET FUND
                                       ---------------------------------------------------------------------------------
                                                                              CLASS A
                                       ---------------------------------------------------------------------------------
                                       SIX MONTHS                                                           FEBRUARY 18,
                                         ENDED                          YEARS ENDED JUNE 30,                  1992 TO
                                       DECEMBER 31,      -----------------------------------------------    DECEMBER 31,
                                          1996             1996         1995         1994         1993        1992(a)
                                       ----------        --------     --------     --------     --------    ------------
                                      (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...............   $    1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                       ----------        --------     --------     --------     --------     --------
Investment Activities
   Net investment income ...........        0.024           0.050        0.047        0.027        0.026        0.012
                                       ----------        --------     --------     --------     --------     --------
Less: Distributions
   Net investment income ...........       (0.024)(d)      (0.050)      (0.047)      (0.027)      (0.026)      (0.012)
                                       ----------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD .....   $    1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                       ==========        ========     ========     ========     ========     ========
Total Return .......................         2.39%(c)        5.08%        4.81%        2.76%        2.63%        3.38%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)   $  338,587        $110,864     $ 98,723     $ 53,423     $ 30,759     $      6
   Ratio of expenses to average net
      assets .......................         0.69%(b)        0.67%        0.66%        0.63%        0.65%        0.59%(b)
   Ratio of net investment income to
      average net assets ...........         4.70%(b)        4.92%        4.71%        2.81%        2.52%        2.51%(b)
   Ratio of expenses to average net
      assets* ......................         0.91%(b)        0.91%        0.94%        0.87%        1.02%        0.71%(b)
   Ratio of net investment income to
      average net assets*                    4.48%(b)        4.68%        4.43%        2.57%        2.15%        2.39%(b)

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Annualized.

(c)  Not annualized.

(d)  Includes $.000002 short term capital gain.


See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    U.S. TREASURY
                                                                      SECURITIES
                                                                        MONEY
                                                                     MARKET FUND
                                                                    --------------
                                                                      CLASS B
                                                                    --------------
                                                                     NOVEMBER 21,
                                                                      1996 TO
                                                                     DECEMBER 31,
                                                                       1996(a)
                                                                    --------------
                                                                     (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD .........................................       $   1.000
                                                                     ---------
Investment Activities
   Net investment income .....................................           0.004
                                                                     ---------
Less: Distributions
   Net investment income .....................................          (0.004)(d)
                                                                     ---------
NET ASSET VALUE, END OF PERIOD ...............................       $   1.000
                                                                     =========
Total Return .................................................            0.45%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .........................       $      36
   Ratio of expenses to average net assets ...................            1.45%(b)
   Ratio of net investment income to average net assets ......            3.92%(b)
   Ratio of expenses to average net assets* ..................            1.57%(b)
   Ratio of net investment income to average net assets* .....            3.80%(b)

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Annualized.

(c)  Not annualized.

(d)  Includes $.000002 short term capital gain.



See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                    PRIME MONEY MARKET FUND
                            --------------------------------------------------------------------------------------
                                                                           FIDUCIARY
                            --------------------------------------------------------------------------------------
                             SIX MONTHS
                               ENDED                                   YEARS ENDED JUNE 30,
                            DECEMBER 31,        ------------------------------------------------------------------
                                1996               1996           1995           1994         1993         1992
                            ------------        ----------     ----------     ----------     --------     --------
                            (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ....   $      1.000        $    1.000     $    1.000     $    1.000     $  1.000     $  1.000
                            ------------        ----------     ----------     ----------     --------     --------
Investment Activities
   Net investment
      income ............          0.025             0.054          0.052          0.031        0.030        0.045
                            ------------        ----------     ----------     ----------     --------     --------
Less: Distributions
   Net investment
      income ............         (0.025)           (0.054)        (0.052)        (0.031)      (0.030)      (0.045)
                            ------------        ----------     ----------     ----------     --------     --------
NET ASSET VALUE, END OF
   PERIOD ...............   $      1.000        $    1.000     $    1.000     $    1.000     $  1.000     $  1.000
                            ============        ==========     ==========     ==========     ========     ========
Total Return ............           2.57%(b)          5.49%          5.34%          3.19%        3.09%        4.64%

RATIOS/SUPPLEMENTARY
   DATA:
   Net Assets at end of
      period (000) ......   $  2,322,235        $2,186,562     $1,965,416     $1,600,876     $979,275     $946,504
   Ratio of expenses to
      average net assets            0.47%(a)          0.44%          0.41%          0.40%        0.44%        0.59%
   Ratio of net
      investment income
      to average net
      assets ............           5.04%(a)          5.34%          5.27%          3.18%        3.05%        4.49%
   Ratio of expenses to
      average net assets*           0.54%(a)          0.55%          0.57%          0.59%        0.62%        0.76%
   Ratio of net
      investment income
      to average net
      assets* ...........           4.97%(a)          5.23%          5.12%          2.99%        2.87%        4.32%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Annualized.

(b)  Not annualized.


See notes to financial statements.

================================================================================

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                          PRIME MONEY MARKET FUND
                                       ---------------------------------------------------------------------------------
                                                                                  CLASS A
                                       ---------------------------------------------------------------------------------
                                       SIX MONTHS                                                           FEBRUARY 18,
                                         ENDED                           YEARS ENDED JUNE 30,                 1992 TO
                                       DECEMBER 31,      ---------------------------------------------      DECEMBER 31,
                                          1996             1996         1995        1994        1993           1992(a)
                                       ----------        --------     --------     -------     -------      ------------
                                      (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...............   $    1.000        $  1.000     $  1.000     $ 1.000     $ 1.000        $ 1.000
                                       ----------        --------     --------     -------     -------        -------
Investment Activities
   Net investment income ...........        0.024           0.051        0.050       0.027       0.030          0.013
                                       ----------        --------     --------     -------     -------        -------
Less: Distributions
   Net investment income ...........       (0.024)         (0.051)      (0.050)     (0.027)     (0.030)        (0.013)
                                       ----------        --------     --------     -------     -------        -------
NET ASSET VALUE, END OF
   PERIOD ..........................   $    1.000        $  1.000     $  1.000     $ 1.000     $ 1.000        $ 1.000
                                       ==========        ========     ========     =======     =======        =======
Total Return .......................         2.44%(c)        5.22%        5.08%       2.93%       2.83%          3.51%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)   $  315,790        $315,374     $201,968     $74,759     $61,106        $   511
   Ratio of expenses to
      average net assets ...........         0.72%(b)        0.69%        0.67%       0.65%       0.65%          0.79%(b)
   Ratio of net investment
      income to average net
      assets .......................         4.79%(b)        5.09%        5.02%       2.92%       2.67%          3.40%(b)
   Ratio of expenses to
      average net assets* ..........         0.89%(b)        0.90%        0.92%       0.90%       0.99%          0.94%(b)
   Ratio of net investment
      income to average net
      assets* ......................         4.62%(b)        4.88%        4.77%       2.67%       2.33%          3.25%(b)

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Annualized.

(c)  Not annualized.

See notes to financial statements.

================================================================================

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                    PRIME MONEY
                                                                    MARKET FUND
                                                                    -----------
                                                                      CLASS B
                                                                    -----------
                                                                     NOVEMBER 21,
                                                                      1996 TO
                                                                     DECEMBER 31,
                                                                       1996(a)
                                                                    -----------
                                                                    (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD .........................................       $   1.000
                                                                     ---------
Investment Activities
   Net investment income .....................................           0.006
                                                                     ---------
Less: Distributions
   Net investment income .....................................          (0.006)
                                                                     ---------
NET ASSET VALUE,
 END OF PERIOD ...............................................       $   1.000
                                                                     =========
Total Return .................................................            0.56%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .........................       $     123
   Ratio of expenses to average net assets ...................            1.47%(b)
   Ratio of net investment income to average net assets ......            4.04%(b)
   Ratio of expenses to average net assets* ..................            1.54%(b)
   Ratio of net investment income to average net assets* .....            3.97%(b)

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Annualized.

(c)  Not annualized.



See notes to financial statements.

================================================================================

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                PRIME MONEY
                                                                 MARKET FUND
                                                         ---------------------------
                                                                  SERVICE/
                                                                 RETIREMENT(a)
                                                           --------------------------
                                                                 YEARS ENDED
                                                                   JUNE 30,
                                                           --------------------------
                                                              1995             1994
                                                           ---------        ---------
NET ASSET VALUE,
 BEGINNING OF PERIOD ...................................   $   1.000        $   1.000
                                                           ---------        ---------
Investment Activities
   Net investment income ...............................       0.041            0.008
                                                           ---------        ---------
Less: Distributions
   Net investment income ...............................      (0.041)          (0.008)
                                                           ---------        ---------
NET ASSET VALUE, END OF PERIOD .........................   $   1.000        $   1.000
                                                           =========        =========
Total Return ...........................................             (a)         0.79%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...................   $       -        $      40
   Ratio of expenses to average net assets .............        1.42%(b)         1.18%(b)
   Ratio of net investment income to average net assets         4.52%(b)         3.03%(b)
   Ratio of expenses to average net assets* ............        1.60%(b)         1.36%(b)
   Ratio of net investment income to average net assets*        5.23%(b)         2.85%(b)

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Service Shares commenced offering on January 17, 1994 when they designated as "Retirement" Shares. On April 4, 1995 the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares. As on June 30, 1995 there were no shareholders in the Service Class. Total return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 4.11%.

(b)  Annualized.

(c)  Not annualized.


See notes to financial statements.

================================================================================

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                          MUNICIPAL MONEY MARKET FUND
                                       ------------------------------------------------------------------------------
                                                                                   FIDUCIARY
                                       ------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                               YEARS ENDED JUNE 30,
                                       DECEMBER 31,      ------------------------------------------------------------
                                          1996            1996         1995         1994         1993         1992
                                       ----------        --------     --------     --------     --------     --------
                                      (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...............   $    1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                       ----------        --------     --------     --------     --------     --------
Investment Activities
   Net investment income ...........        0.015           0.033        0.032        0.021        0.021        0.034
                                       ----------        --------     --------     --------     --------     --------
Less: Distributions
   Net investment income ...........       (0.015)         (0.033)      (0.032)      (0.021)      (0.021)      (0.034)
                                       ----------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD .....   $    1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                       ==========        ========     ========     ========     ========     ========
Total Return .......................         1.55%(b)        3.34%        3.28%        2.16%        2.15%        3.47%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)   $  461,544        $459,807     $437,743     $352,702     $175,277     $170,961
   Ratio of expenses to average
      net assets ...................         0.43%(a)        0.41%        0.41%        0.40%        0.46%        0.43%
   Ratio of net investment
      income to average net
      assets .......................         3.10%(a)        3.29%        3.26%        2.13%        2.12%        3.41%
   Ratio of expenses to average
      net assets* ..................         0.57%(a)        0.59%        0.59%        0.60%        0.66%        0.80%
   Ratio of net investment
      income to average net
      assets* ......................         2.96%(a)        3.11%        3.08%        1.93%        1.92%        3.04%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Annualized.

(b)  Not annualized.


See notes to financial statements.

================================================================================

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          MUNICIPAL MONEY MARKET FUND
                                       -------------------------------------------------------------------------------
                                                                                    CLASS A
                                       -------------------------------------------------------------------------------
                                       SIX MONTHS                                                         FEBRUARY 18,
                                          ENDED                         YEARS ENDED JUNE 30,                1992 TO
                                       DECEMBER 31,       -------------------------------------------     DECEMBER 31,
                                           1996             1996        1995        1994        1993          1992(a)
                                       -----------        -------     -------     -------     -------     ------------
                                       (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...............   $     1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000       $ 1.000
                                       -----------        -------     -------     -------     -------       -------
Investment Activities
   Net investment income ...........         0.015          0.030       0.030       0.021       0.019         0.009
                                       -----------        -------     -------     -------     -------       -------
Less: Distributions
   Net investment income ...........        (0.015)        (0.030)     (0.030)     (0.021)     (0.019)       (0.009)
                                       -----------        -------     -------     -------     -------       -------
NET ASSET VALUE, END OF PERIOD .....   $     1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000       $ 1.000
                                       ===========        =======     =======     =======     =======       =======
Total Return .......................          1.47%(c)       3.08%       3.02%       1.96%       1.89%         2.48%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)   $    42,085        $50,720     $56,518     $41,595     $18,932       $   122
   Ratio of expenses to average
      net assets ...................          0.68%(b)       0.66%       0.66%       0.65%       0.66%         0.84%(b)
   Ratio of net investment
      income to average net
      assets .......................          2.85%(b)       3.04%       3.01%       1.92%       1.82%         2.44%(b)
   Ratio of expenses to average
      net assets* ..................          0.92%(b)       0.94%       0.94%       0.91%       1.01%         0.99%(b)
   Ratio of net investment
      income to average net
      assets*.......................          2.61%(b)       2.76%       2.73%       1.66%       1.47%         2.29%(b)

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Annualized.

(c)  Not annualized.


See notes to financial statements.

================================================================================

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                      OHIO MUNICIPAL MONEY MARKET FUND
                                                   --------------------------------------------------------------
                                                                                  FIDUCIARY
                                                   --------------------------------------------------------------
                                                   SIX MONTHS                                             JUNE 9,
                                                      ENDED                 YEARS ENDED JUNE 30,          1993 TO
                                                   DECEMBER 31,       -------------------------------     JUNE 30,
                                                      1996              1996        1995        1994      1993(a)
                                                   -----------        -------     -------     -------     -------
                                                   (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...........................   $     1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                                   -----------        -------     -------     -------     -------
Investment Activities
   Net investment income .......................         0.016          0.033       0.032       0.022       0.013
                                                   -----------        -------     -------     -------     -------
Less: Distributions
   Net investment income .......................        (0.016)        (0.032)     (0.032)     (0.022)     (0.013)
   In excess of net investment income ..........            --         (0.001)         --          --          --
                                                   -----------        -------     -------     -------     -------
Total Distributions ............................        (0.016)        (0.033)     (0.032)     (0.022)     (0.013)
                                                   -----------        -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD .................   $     1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                                   ===========        =======     =======     =======     =======
Total Return ...................................          1.57%(c)       3.34%       3.20%       2.25%       2.14%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...........   $    52,910        $55,915     $51,806     $55,375     $ 3,500
   Ratio of expenses to average net assets .....          0.40%(b)       0.41%       0.41%       0.34%       0.08%(b)
   Ratio of net investment income to average net
      assets ...................................          3.09%(b)       3.19%       3.13%       2.29%       2.07%(b)
   Ratio of expenses to average net assets* ....          0.55%(b)       0.71%       0.60%       0.57%       0.51%(b)
   Ratio of net investment income to average net
      assets* ..................................          2.94%(b)       2.89%       2.94%       2.06%       1.64%(b)

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Annualized.

(c)  Not annualized.


See notes to financial statements.

================================================================================

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                 OHIO MUNICIPAL MONEY MARKET FUND
                                               -----------------------------------------------------------------
                                                                             CLASS A
                                               -----------------------------------------------------------------
                                               SIX MONTHS                                            JANUARY 26,
                                                  ENDED                  YEARS ENDED JUNE 30,          1993 TO
                                               DECEMBER 31,       -------------------------------      JUNE 30,
                                                  1996              1996        1995        1994       1993(a)
                                               -----------        -------     -------     -------     ----------
                                              (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD .......................   $     1.000        $ 1.000     $ 1.000     $ 1.000     $    1.000
                                               -----------        -------     -------     -------     ----------
Investment Activities
   Net investment income ...................         0.014          0.030       0.029       0.021          0.009
                                               -----------        -------     -------     -------     ----------
Less: Distributions
   Net investment income ...................        (0.014)        (0.029)     (0.029)     (0.021)        (0.009)
   In excess of net investment income ......            --         (0.001)         --          --             --
                                               -----------        -------     -------     -------     ----------
Total Distributions ........................        (0.014)        (0.030)     (0.029)     (0.021)        (0.009)
                                               -----------        -------     -------     -------     ----------
NET ASSET VALUE, END OF PERIOD .............   $     1.000        $ 1.000     $ 1.000     $ 1.000     $    1.000
                                               ===========        =======     =======     =======     ==========
Total Return ...............................          1.44%(c)       3.08%       2.98%       2.09%          2.34%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .......   $    36,279        $41,132     $35,790     $37,356     $   25,125
   Ratio of expenses to average net assets .          0.65%(b)       0.66%       0.63%       0.44%          0.26%(b)
   Ratio of net investment income to average
      net assets ...........................          2.84%(b)       2.94%       2.91%       2.05%          2.03%(b)
   Ratio of expenses to average net assets*           0.90%(b)       1.06%       0.95%       0.94%          0.92%(b)
   Ratio of net investment income to average
      net assets*...........................          2.59%(b)       2.54%       2.59%       1.55%          1.37%(b)

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Annualized.

(c)  Not annualized.

See notes to financial statements.

--------------------------------------------------------------------------------



THE ONE GROUP FAMILY OF MUTUAL FUNDS
ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS,                            DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


SHARES OR
PRINCIPAL                     SECURITY                                  MARKET
 AMOUNT                       DESCRIPTION                               VALUE
---------  ---------------------------------------------------------  ----------

ASSET BACKED SECURITIES (2.9%):
 $ 762  Advanta Mortgage Loan Trust 1994-3 A2
        7.60%, 7/25/10...............................................     $ 772
   250  Case Equipment Loan Trust 1996-B A3
        6.65%, 9/15/03...............................................       253
   480  Green Tree Financial Corp. 1996-3 A3
        6.70%, 5/15/27...............................................       483
   170  Honda Auto Receivables Grantor Trust
        1994-A A 4.80%, 8/15/99......................................       170
   160  KeyCorp Auto Grantor Trust 1995-A A
        5.80%, 7/15/00...............................................       160
 1,025  Olympic Automobile Receivables Trust
        1996-B A4 6.70%, 3/15/02.....................................     1,036
   298  The Money Store Home Equity Trust
        1994-B A2 6.80%, 2/15/13.....................................       296
   147  Union Federal Savings Bank Trust
        1994-A A 5.08%, 5/15/00......................................       145
   151  World Omni Automobile Lease Securitization Trust
        1994-A A 6.45%, 9/25/00......................................       151
                                                                          ------
   Total Asset Backed Securities                                          3,466
                                                                          ------

COMMON STOCKS (50.5%):
Capital Goods (3.9%):
    13  BW/IP Holdings, Inc. ........................................       211
    18  Crane Co. ...................................................       526
     6  Fluor .......................................................       395
    13  General Electric Co. ........................................     1,325
     5  Hubbell, Inc. Class B .......................................       216
     8  Ingersoll Rand Co. ..........................................       369
    15  Mark IV Industries, Inc. ....................................       333
     7  Teleflex, Inc. ..............................................       360
     9  Tyco Labs ...................................................       449
     8  York International Corp. ....................................       419
                                                                          ------
                                                                          4,603
                                                                          ------

Consumer Durable (1.4%):
     6  Briggs & Stratton Corp. .....................................       268
    21  Ford Motor Co. ..............................................       682
    11  Harley-Davidson, Inc. .......................................       494
     4  Harman International Industries, Inc. .......................       239
                                                                          ------
                                                                          1,683
                                                                          ------

Consumer Non-Durable (6.1%):
    19  Archer-Daniels-Midland Co. ..................................       418
     6  Colgate Palmolive Co. .......................................       581
     7  CPC International ...........................................       543
     6  Dole Food Co. (b) ...........................................       217
     8  First Brands Corp. ..........................................       238
    14  Newell Companies, Inc. ......................................       428
     7  Nine West Group, Inc. (b)(c) ................................       329
    10  PepsiCo, Inc. ...............................................       298
    11  Phillip Morris Companies, Inc. ..............................     1,194

COMMON STOCKS, CONTINUED:
Consumer Non-Durable Continued:
     5  Proctor & Gamble Co. ........................................    $  538
     8  Revlon, Inc. (c) ............................................       251
     8  RJR Nabisco Holdings Corp. ..................................       262
     8  Smithfield Foods, Inc. (c) ..................................       315
    11  Sysco Corp. .................................................       362
    13  The Coca Cola Co. ...........................................       668
     6  Tupperware Corp. ............................................       338
     7  Universal Corp. .............................................       231
                                                                          ------
                                                                          7,211
                                                                          ------

Consumer Services (2.4%):
     6  Belo (A.H.) Corp., Series A (b) .............................       223
    14  Callaway Golf Co. ...........................................       408
     9  Carnival Cruise Lines .......................................       310
    10  Hasbro, Inc. (b) ............................................       400
    15  Hilton Hotels (b) ...........................................       387
     7  MGM Grand, Inc. (c) .........................................       234
    15  Time Warner, Inc. ...........................................       555
     4  Walt Disney Co. .............................................       299
                                                                          ------
                                                                          2,816
                                                                          ------

Energy (4.2%):
     3  Atlantic Richfield Co. ......................................       450
     4  BJ Services Co. (b)(c) ......................................       214
     9  Devon Energy Corp. (b) ......................................       306
    14  Exxon Corp. .................................................     1,372
     6  Halliburton Co. .............................................       380
     4  Helmerich & Payne, Inc. .....................................       229
    10  Mapco, Inc. .................................................       326
     6  Mobil Corp. .................................................       770
     4  Tosco Corp. .................................................       340
    14  USX-Marathon Group ..........................................       327
     8  Weatherford Enterra, Inc. (c) ...............................       243
                                                                          ------
                                                                          4,957
                                                                          ------

Financial Services (7.4%):
    3  Aames Financial Corp. (b) ....................................       108
   10  Aflac, Inc. ..................................................       432
    4  AmSouth Bancorporation .......................................       213
    8  Bancorp Hawaii, Inc. .........................................       328
    9  BankAmerica Corp. ............................................       858
    8  Charter One Financial, Inc. ..................................       332
    8  Chase Manhattan Corp. ........................................       723
    4  CIGNA Corp. ..................................................       587
   14  Equitable Cos., Inc. (b) .....................................       335
   21  Federal National Mortgage Assoc. .............................       767
    8  First American Bank Corp. (b) ................................       475
    9  Imperial Credit Industries, Inc. (c) .........................       193
    8  ITT Hartford Group, Inc. .....................................       533
    5  J.P. Morgan & Co., Inc. (b) ..................................       517
    9  KeyCorp ......................................................       460

CONTINUED

--------------------------------------------------------------------------------



THE ONE GROUP FAMILY OF MUTUAL FUNDS
ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                 DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



SHARES OR
PRINCIPAL                     SECURITY                                  MARKET
 AMOUNT                       DESCRIPTION                               VALUE
---------  ---------------------------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, Continued:
    5  Provident Cos., Inc. (b) .....................................      $261
   10  Southtrust Corp. .............................................       363
    7  SunAmerica, Inc. .............................................       320
   17  Travelers Group, Inc. ........................................       756
    4  Washington Mutual, Inc. ......................................       178
                                                                          ------
                                                                          8,739
                                                                          ------
Health Care(5.7%):
   15 Abbott Labs ...................................................       771
    1 Allegiance Corp. ..............................................        41
    9 Amgen, Inc. (c) ...............................................       462
   11 Baxter International, Inc. ....................................       431
    4 Cardinal Health, Inc. .........................................       259
   11 Columbia/HCA Healthcare Corp. .................................       452
   11 Eli Lilly & Co. ...............................................       825
    3 HBO & Co. (b) .................................................       154
    9 Medtronic, Inc. ...............................................       619
   17 Merck & Co., Inc. .............................................     1,331
    6 Phycor, Inc. (b)(c) ...........................................       165
    9 Schering Plough ...............................................       609
    7 Vencor, Inc. ..................................................       212
    8 Watson Pharmaceutical, Inc. (c) ...............................       377
                                                                          ------
                                                                          6,708
                                                                          ------
Raw Materials (2.9%):
    6 Aluminum Co. of America .......................................       408
    6 Betz Laboratories, Inc. .......................................       363
   18 Crompton & Knowles Corp. ......................................       354
    5 Du Pont (EI) De Nemours .......................................       425
    6 Ferro Corp. ...................................................       162
    4 IMC Global, Inc. (b) ..........................................       172
   10 Monsanto Co., Inc. ............................................       397
    8 Nalco Chemical Co. ............................................       303
    8 Praxair, Inc. .................................................       387
    5 Sigma-Aldrich Corp. ...........................................       306
    9 Wellman, Inc. .................................................       158
                                                                          ------
                                                                          3,435
                                                                          ------
Retail (2.7%):
   11 Carson Pirie Scott & Co. (c) ..................................       285
    9 Dollar General ................................................       288
   12 Gap, Inc. .....................................................       374
   11 Just For Feet, Inc. (b)(c) ....................................       276
   12 McDonald's Corp. ..............................................       557
   17 Officemax, Inc. (c) ...........................................       184
    8 TJX Companies, Inc. ...........................................       388
   34 Wal-Mart Stores, Inc. .........................................       775
                                                                          ------
                                                                          3,127
                                                                          ------
Shelter (0.2%):
   16 Kaufman & Broad Home Corp. ....................................       211

COMMON STOCKS, CONTINUED:
Technology (8.0%):
   10 Analog Devices, Inc. (c) ......................................      $349
    5 Boeing Co. ....................................................       543
   13 Cisco Systems, Inc. (c) .......................................       795
    7 Compaq Computer Corp. (c) .....................................       520
    4 Gateway 2000, Inc. (b)(c) .....................................       225
   15 Intel Corp. ...................................................     1,899
    7 International Business Machines ...............................     1,057
    4 Litton Industries, Inc. (c) ...................................       205
    4 Lockheed Martin Corp. .........................................       357
    7 Lucent Technologies, Inc. (b) .................................       316
   19 Microsoft (c) .................................................     1,537
   12 National Semiconductor Corp. (c) ..............................       300
   11 Oracle Corp. (c) ..............................................       463
   10 Orbital Sciences Corp. (c) ....................................       174
    8 Rohr Industries, Inc. (c) .....................................       183
   20 Sun Microsystems, Inc. (c) ....................................       501
                                                                          ------
                                                                          9,424
                                                                          ------
Utilities (5.6%):
   15 Central & South West Corp. ....................................       382
    6 Century Telephone Enterprises .................................       198
   15 Consolidated Edison Co. of New York, Inc. (b) .................       442
   27 Edison International ..........................................       533
    9 Enron Corp. ...................................................       388
   12 General Public Utilities Corp. ................................       403
   20 GTE Corp. .....................................................       901
   15 Illinova Corp. ................................................       399
   14 MCN Corp. .....................................................       390
   17 New York State Electric & Gas .................................       368
    1 Panenergy Corp. ...............................................        27
    7 National Fuel Gas Co. .........................................       276
   15 SBC Communications, Inc. (b) ..................................       756
   12 Sprint Corp. ..................................................       479
    7 Telephone & Data Systems, Inc. ................................       254
   11 Texas Utilities ...............................................       428
                                                                          ------
                                                                          6,624
                                                                          ------
   Total Common Stocks                                                   59,538
                                                                         -------
Corporate Bonds(7.2%):
Bank & Finance(3.8%):
   $750 First Hawaiian, Inc., 6.25%, 8/15/00 .........................      741
    500 Chrysler Financial Corp., 5.88%, 2/7/01 ......................      487
    500 Midland Bank PLC, 6.95%, 3/15/11 .............................      489
    500 Ford Motor Credit, 8.38%, 1/15/00 ............................      526
    250 Lehman Brothers Holdings, 6.38, 6/1/98........................      250
    500 Lehman Brothers, Inc.,9.88%, 10/15/00 ........................      549
    800 McDonnell Douglas, 9.30%, 9/11/02 (c) ........................      853
    500 Suntrust Banks, 7.38%, 7/1/02 ................................      516
                                                                          ------
                                                                          4,411
                                                                          ------

CONTINUED

--------------------------------------------------------------------------------



THE ONE GROUP FAMILY OF MUTUAL FUNDS
ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                 DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



SHARES OR
PRINCIPAL                     SECURITY                                  MARKET
 AMOUNT                       DESCRIPTION                               VALUE
---------  ---------------------------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrials (1.7%):
  $500 Campbell Soup Co., 5.63%, 9/15/03 ............................    $  473
   500 Dayton Hudson Co., 7.25%, 9/1/04 .............................       504
   500 Occidental Petroleum, 9.25%, 8/1/19 ..........................       592
   500 J C Penney & Co., 5.38%, 11/15/98 ............................       492
                                                                          ------
                                                                          2,061
                                                                          ------
Transportation (0.4%):
   500 Union Pacific Co., 7.60%, 5/1/05 .............................       515
                                                                          ------
Utilities (1.3%):
   500 AT&T Corp., 6.00%, 8/1/00 ....................................       489
   500 AT&T Corp., 7.50%, 6/1/06 ....................................       520
   500 Virginia Electric & Power, 6.63%, 4/1/03......................       494
                                                                          ------
                                                                          1,503
                                                                          ------
   Total Corporate Bonds                                                  8,490
                                                                          ------
FEDERAL AGENCY DEBENTURES (1.7%):
Federal National Mortgage Assoc.
  1,000 5.55%, 9/8/98................................................       992
  1,000 5.53%, 2/10/99...............................................       987
                                                                          ------
                                                                          1,979
                                                                          ------
U.S. GOVERNMENT AGENCY MORTGAGES (17.1%):
Federal Home Loan Mortgage Corp.
    202 10.00%, 9/1/03, Pool #E30407.................................       213
    322 8.00%, 3/1/08, Pool # E45796.................................       331
  1,000 7.00%, 1/15/12 TBA...........................................     1,000
    334 10.50%, 10/1/20, Pool #D24679................................       366
    932 8.00%, 5/1/25, Pool #D60455..................................       949
    992 6.50%, 2/1/26, Pool #D68124..................................       949
    495 7.00%, 3/1/26, Pool #D69430..................................       486
    980 7.50%, 5/1/26, Pool #C00460..................................       981
    960 8.50%, 7/1/26, Pool #C00472..................................       994
    999 7.00%, 10/1/26, Pool #D75494.................................       980
Federal National Conventional Loan
    441 8.00%, 6/1/24, Pool #250085..................................       449
    698 8.00%, 6/1/24, Pool #270402..................................       710
Federal National Mortgage Assoc.
    968 6.50%, 5/1/11, Pool #337195..................................       950
    949 6.50%, 2/1/26, Pool #337115..................................       907
    955 7.50%, 5/1/26, Pool #344916..................................       955
    993 7.00%, 5/1/26, Pool #346269..................................       972
    495 7.50%, 11/1/26...............................................       494
----------
Percentages indicated are based on net assets of $117,862

U.S. GOVERNMENT AGENCY MORTGAGES CONTINUED:
Government National Mortgage Assoc.

   $806 5.50%, 4/20/11, Pool #2222...................................    $  752
  1,259 8.00%, 8/15/24, Pool #394024.................................     1,285
    738 7.00%, 8/15/25, Pool #413007.................................       722
    994 7.00%, 5/15/26, Pool #375344.................................       972
    995 7.50%, 5/15/26, Pool #375345.................................       995
  1,000 6.50%, 4/15/26, Pool #416192.................................       954
    800 6.50%, 4/15/26, Pool #424185.................................       763
  1,000 8.50%, 1/15/27 TBA...........................................     1,034
                                                                         ------
   Total U.S. Government Agencies                                        20,163
                                                                         ------
U.S. TREASURY OBLIGATIONS (16.2%):
U.S.Treasury Bills
   55 1/9/97 (d).....................................................        55
   10 1/16/97 (d)....................................................        10
  110 3/20/97 (d)....................................................       109
   40 3/27/97 (d)....................................................        39
U.S. Treasury Bonds
  4,700 8.13%, 8/15/19 (b)...........................................     5,434
    750 11.25%, 2/15/15..............................................     1,108
U.S. Treasury Notes
   2,500 5.38%, 11/30/97 (b).........................................     2,494
   3,500 7.25%, 2/15/98 (b)..........................................     3,557
   2,250 7.00%, 4/15/99..............................................     2,300
   1,000 6.38%, 1/15/00..............................................     1,009
   3,000 6.50%, 5/31/01..............................................     3,033
                                                                         ------
   Total U.S. Treasury Obligations                                       19,148
                                                                         ------
   Total Investments, at value                                          112,784
                                                                        -------
REPURCHASE AGREEMENTS (6.5%):
   5,654 Aubrey G. Lanston & Co., 6.80%, 1/2/97
           (collateralized by $5,559 U.S. Treasury
           Securities, 8.875%, 11/15/97, market
           value-$5,717).............................................     5,654
   1,970 Lehman Brothers, 7.02%, 1/2/97
           (collateralized by $1,885
           U.S. Government Agencies, 8.06%-8.57%,
           10/26/09-3/24/10, market value-
           $2,010)...................................................     1,970
                                                                        -------
   Total Repurchase Agreements                                            7,624
                                                                        -------
Total (Cost-$113,209)                                                  $120,408
                                                                       ========
-----


CONTINUED

--------------------------------------------------------------------------------



THE ONE GROUP FAMILY OF MUTUAL FUNDS
ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                 DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $145. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:




             Unrealized appreciation............................  $8,138
             Unrealized depreciation............................  (1,084)
                                                                  ------
             Net unrealized appreciation........................  $7,054
                                                                  ======

(b) A portion of this security was loaned as of December 31, 1996.
(c) Non-income producing securities.
(d) Serves as collateral for futures contracts.

At December 31, 1996, the portfolio's open futures contracts were as follows:


     # OF                                                    OPEN      MARKET
    CONTRACTS             CONTRACT TYPE                    POSITIONS    VALUE
    ---------             -------------                    ---------   -------
              LONG CONTRACTS:
      15      S & P 500, March 1997......................    $5,521     $5,584


See notes to financial statements.

--------------------------------------------------------------------------------



THE ONE GROUP FAMILY OF MUTUAL FUNDS
INCOME EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                 DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



SHARES OR
PRINCIPAL                     SECURITY                                  MARKET
 AMOUNT                       DESCRIPTION                               VALUE
---------  ---------------------------------------------------------  ----------
COMMON STOCKS (85.2%):
Business Equipment & Services(4.7%):
   60 Automatic Data Processing......................................   $ 2,572
  180 Browning-Ferris Industries, Inc. ..............................     4,725
  115 Dun & Bradstreet Corp. ........................................     2,731
  140 Electronic Data Systems Corp. .................................     6,055
  100 National Service Industries, Inc. .............................     3,737
                                                                         ------
                                                                         19,820
                                                                         ------
Capital Goods (3.9%):
  145 Cooper Industries, Inc. .......................................     6,108
   70 Deere & Co. ...................................................     2,844
   50 General Electric Co. ..........................................     4,944
   30 Johnson Controls, Inc. ........................................     2,486
                                                                         ------
                                                                         16,382
                                                                         ------
Consumer Durable (2.2%):
   90 Briggs & Stratton Corp. (b)....................................     3,960
  170 Ford Motor Co. ................................................     5,419
                                                                         ------
                                                                          9,379
                                                                         ------
Consumer Non-Durable (13.9%):
   75 American Greetings Corp., Class A..............................     2,128
   80 Campbell Soup Co. .............................................     6,420
  120 Coca Cola Co. .................................................     6,315
  150 ConAgra, Inc. .................................................     7,463
   80 Eastman Kodak Co. .............................................     6,420
  120 International Flavors & Fragrance..............................     5,400
   85 Philip Morris Companies, Inc. .................................     9,573
   45 Proctor & Gamble Co. ..........................................     4,837
  100 Tupperware Corp. ..............................................     5,363
   65 V.F. Corp. ....................................................     4,387
                                                                         ------
                                                                         58,306
                                                                         ------
Consumer Services (1.4%):
  130 McGraw Hill, Inc. ..............................................    5,996
                                                                         ------
Energy (10.4%):
  70 Amoco Corp. ....................................................     5,635
  30 Atlantic Richfield Co. .........................................     3,975
  90 Exxon Corp. ....................................................     8,820
  85 Halliburton Co. ................................................     5,121
  70 Mobil Corp. ....................................................     8,558
  90 Phillips Petroleum Co. .........................................     3,982
  45 Royal Dutch Petroleum Co. (b)...................................     7,684
                                                                         ------
                                                                         43,775
                                                                         ------
Financial Services (13.3%):
  102 Allstate Corp. ................................................     5,902
  125 American Express Co. ..........................................     7,063
   70 BankAmerica Corp. .............................................     6,982
   60 Citicorp.......................................................     6,180
  130 Federal National Mortgage Assoc. ..............................     4,843
  130 First Tennessee National Corp. (b).............................     4,875
   70 J.P. Morgan & Co. .............................................     6,834


COMMON STOCKS, CONTINUED:
Financial Services, continued:
  100 Lincoln National Corp. ........................................   $ 5,250
   90 Reliastar Financial Corp. .....................................     5,197
   35 TransAmerica Corp. ............................................     2,765
                                                                         ------
                                                                         55,891
                                                                         ------
Health Care (9.6%):
  110 American Home Products.........................................     6,449
  185 Baxter International, Inc. ....................................     7,585
   80 Bristol Myers Squibb Co. ......................................     8,700
  120 Columbia/HCA Healthcare Corp. .................................     4,890
   80 Schering Plough................................................     5,180
  100 Warner Lambert Co. ............................................     7,500
                                                                         ------
                                                                         40,304
                                                                         ------
Multi-Industry (0.9%):
  80 Corning, Inc. ..................................................     3,700
                                                                         ------
Raw Materials (4.7%):
   90 Dow Chemical Co. ..............................................     7,054
   70 Du Pont (EI) de Nemours & Co. .................................     6,606
  165 Nalco Chemical Co. ............................................     5,960
                                                                         ------
                                                                         19,620
                                                                         ------

Retail (0.5%):
  45 May Department Stores...........................................     2,104
                                                                         ------

Technology (9.1%):
   75 AMP, Inc. .....................................................     2,878
   60 Boeing Co. ....................................................     6,383
   55 Hewlett-Packard Co. ...........................................     2,764
   45 Intel Corp. ...................................................     5,892
   60 Lockheed Martin Corp. .........................................     5,490
   65 Lucent Technologies, Inc. .....................................     3,023
   80 Raytheon Co. ..................................................     3,850
  150 Xerox Corp. ...................................................     7,894
                                                                         ------
                                                                         38,174
                                                                         ------

Transportation (0.9%):
  60 Union Pacific Corp. ............................................     3,608
                                                                         ------

Utilities (9.7%):
  160 AT&T Corp. ....................................................     6,960
  140 Bell South Corp. ..............................................     5,652
  170 Central & South West Corp. ....................................     4,356
  100 Duke Power Co. (b).............................................     4,625
  160 Entergy Corp. .................................................     4,440
  125 GTE Corp. .....................................................     5,687
  125 SBC Communications, Inc. (b)...................................     6,469
   60 Sprint Corp. ..................................................     2,393
                                                                         ------
                                                                         40,582
                                                                         ------
   Total Common Stocks                                                  357,641
                                                                        -------
Convertible Bonds (7.3%):
$4,000 Alza Corp., 5.00%, 5/1/06.....................................     3,855

CONTINUED

--------------------------------------------------------------------------------



THE ONE GROUP FAMILY OF MUTUAL FUNDS
INCOME EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                 DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



SHARES OR
PRINCIPAL                     SECURITY                                  MARKET
 AMOUNT                       DESCRIPTION                               VALUE
---------  ---------------------------------------------------------  ----------
CONVERTIBLE BONDS, CONTINUED:
  $1,000 Healthsouth Rehabilitation Corp., 5.00%,
     4/1/01..........................................................  $  1,989
   2,000 Hilton Hotels, 5.00%, 5/15/06...............................     2,088
   4,000 Home Depot,
           3.25%, 10/1/01
         Callable 10/1/99 @ 100.81, 10/1/00 @ 100....................     3,920
   4,000 Masco Corp., 5.25%, 2/15/12.................................     4,055
   3,750 Medical Care International, 6.75%,
           10/1/06...................................................     3,806
   2,250 Pennzoil Co., 6.50%, 1/15/03 (b)............................     3,465
   3,500 Pep Boys-Manny, Moe, & Jack, 4.00%,
           9/1/99....................................................     3,535
   3,750 Price Co., 5.50%, 2/28/12...................................     3,863
                                                                        -------
   Total Convertible Bonds                                               30,576
                                                                        -------
PREFERRED STOCKS (6.6%):
      90 Corning Delaware............................................     5,726
      65 Crown Cork & Seal...........................................     3,380
PREFERRED STOCKS, CONTINUED:
      75 Cyprus Amax Minerals Co. ...................................  $  4,059
      40 Microsoft Corp. ............................................     3,205
      25 Salomon, Inc. ..............................................     2,672
     100 Sonoco Products.............................................     5,488
     175 Westinghouse Electric.......................................     3,128
                                                                        -------
   Total Preferred Stocks                                                27,658
                                                                        -------
   Total Investments, at value                                          415,875
                                                                        -------
REPURCHASE AGREEMENTS (0.8%):
  $3,482 Lehman Brothers, 7.02%, 1/2/97,
           (collaterized by $3,665 Federal Home
           Loan Mortgage Corps., 5.78%-6.18%,
           10/22/03-11/26/03, market value-
           $3,555).....................................................   3,482
                                                                        -------

   Total Repurchase Agreements                                            3,482
                                                                         -------

Total (Cost-$293,385) (a)                                              $419,357
                                                                       ========


-----
Percentages indicated are based on net assets of $419,934.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:




       Unrealized appreciation...........................     $127,983
       Unrealized depreciation...........................       (2,011)
                                                              --------
       Net unrealized appreciation.......................     $125,972
                                                              ========

(b) A portion of this security was loaned as of December 31, 1996.


See notes to financial statements.

--------------------------------------------------------------------------------


THE ONE GROUP FAMILY OF MUTUAL FUNDS
EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
(Amounts in Thousands)
(Unaudited)



SHARES OR
PRINCIPAL                     SECURITY                                  MARKET
 AMOUNT                       DESCRIPTION                                VALUE
------- -------------------------------------------------------------- ---------
COMMON STOCKS (94.3%):
Business Equipment & Services (1.9%):
    27  Automatic Data Processing.....................................   $ 1,137
    19  Browning-Ferris Industries, Inc. .............................       498
     9  Canadian Moore Corp. Ltd. ....................................       183
     7  Ceridian Corp. (c) ...........................................       274
    15  Cognizant Corp. ..............................................       505
     7  Computer Science Corp. (c) ...................................       542
     8  Deluxe Corp. .................................................       248
    15  Dun & Bradstreet Corp. .......................................       363
     6  Ecolab, Inc. .................................................       216
    40  First Data Corp. .............................................     1,475
     9  H & R Block...................................................       266
     7  Interpublic Group Cos., Inc. .................................       337
     3  John H. Harland Co. ..........................................        87
    27  Laidlaw Inc., Class B, Non-Voting (b) ........................       306
     5  National Service Industries, Inc. ............................       173
    13  Pitney Bowes, Inc. ...........................................       734
     7  Ryder Systems, Inc. ..........................................       203
    14  R.R. Donnelley & Sons Co. ....................................       442
     5  Safety-Kleen Corp. ...........................................        88
    20  Service Corp. International...................................       569
    44  WMX Technologies, Inc. (b) ...................................     1,420
                                                                          ------
                                                                          10,066
                                                                          ------
Capital Goods (5.4%):
     8  Black & Decker Corp. .........................................       229
     6  Case Corp. ...................................................       343
    17  Caterpillar, Inc. (b) ........................................     1,303
     4  Cincinnati Milacron, Inc. ....................................        78
    10  Cooper Industries, Inc. ......................................       410
     4  Crane Co. ....................................................       112
     4  Cummins Engine, Inc. .........................................       174
    23  Deere & Co. ..................................................       934
    10  Dover Corp. (b) ..............................................       504
    20  Emerson Electric Co. .........................................     1,934
     8  Fluor Corp. ..................................................       476
     3  Foster Wheeler Corp. .........................................       128
   148  General Electric Co. .........................................    14,660
     5  General Signal Corp. .........................................       194
     3  Giddings & Lewis, Inc. .......................................        38
     5  Grainger W.W., Inc. ..........................................       395
     4  Harnischfeger Industries, Inc. ...............................       208
    11  Honeywell, Inc. ..............................................       750
    11  Illinois Tool Works...........................................       851
     9  Ingersoll Rand Co. ...........................................       411
     4  Johnson Controls, Inc. .......................................       310
     0  Nacco Industries, Inc. .......................................        21
     7  Navistar International Corp. (c) .............................        64
     3  Newport News Shipbuilding (c) ................................        48
     4  Owens-Corning Fiberglass Corp. ...............................       189
     3  Paccar, Inc. .................................................       234

COMMON STOCKS, CONTINUED:
Capital Goods, Continued:
    17  PPG Industries, Inc. .........................................    $  977
     8  Sherwin-Williams Co. .........................................       442
     6  Snap-On, Inc. ................................................       205
     8  Stanley Works.................................................       210
     3  Timken Co. ...................................................       123
     2  Trinova Corp. ................................................        89
    14  Tyco Labs.....................................................       722
    49  Westinghouse Electric Corp. (b) ..............................       973
                                                                          ------
                                                                          29,000
                                                                          ------
Consumer Durable (2.3%):
     2  Briggs & Stratton Corp. (b) ..................................       104
    65  Chrysler Corp. ...............................................     2,155
     8  Cooper Tire & Rubber Co. .....................................       152
     9  Dana Corp. ...................................................       290
     7  Eaton Corp. ..................................................       489
     6  Echlin, Inc. .................................................       175
   107  Ford Motor Co. ...............................................     3,397
    68  General Motors Corp. .........................................     3,800
    11  Genuine Parts Co. ............................................       488
    14  Goodyear Tire & Rubber Co. ...................................       695
    10  ITT Industries, Inc. .........................................       251
     9  Maytag Corp. .................................................       183
     7  Whirlpool Corp. (b) ..........................................       322
                                                                          ------
                                                                          12,501
                                                                          ------
Consumer Non-Durable (12.2%):
     2  Alberto Culver Co., Class B...................................       109
    16  American Brands, Inc. ........................................       786
     7  American Greetings Corp., Class A.............................       196
    45  Anheuser Busch Co., Inc. .....................................     1,785
    50  Archer-Daniels Midland Co. ...................................     1,106
    13  Avon Products, Inc. ..........................................       714
     2  Ball Corp. ...................................................        64
     5  Bemis Co. ....................................................       185
     6  Brown-Forman Corp., Class B...................................       288
    21  Campbell Soup Co. ............................................     1,698
     5  Clorox Co. ...................................................       475
    13  Colgate Palmolive Co. ........................................     1,210
    22  ConAgra, Inc. ................................................     1,071
     3  Coors Adolph Co., Class B.....................................        65
    13  CPC International.............................................     1,023
    11  Crown Cork & Seal Co. ........................................       607
    30  Eastman Kodak Co. ............................................     2,448
     3  Fleming Co., Inc. ............................................        58
     7  Fruit of The Loom, Inc., Class A (c) .........................       265
    14  General Mills, Inc. ..........................................       911
    40  Gillette Co. (b) .............................................     3,071
    14  Hershey Foods Corp. ..........................................       606
    33  H.J. Heinz Co. ...............................................     1,177
    10  International Flavors & Fragrance (b) ........................       447
     4  Jostens, Inc. ................................................        79


CONTINUED

--------------------------------------------------------------------------------


THE ONE GROUP FAMILY OF MUTUAL FUNDS
EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



SHARES OR
PRINCIPAL                     SECURITY                                  MARKET
 AMOUNT                       DESCRIPTION                                VALUE
------- -------------------------------------------------------------- ---------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
   19  Kellogg Co. (b) ..............................................   $ 1,277
    7  Liz Claiborne, Inc. ..........................................       270
   14  Newell Companies, Inc. .......................................       451
   26  Nike, Inc., Class B...........................................     1,548
  141  PepsiCo, Inc. ................................................     4,118
   74  Phillip Morris Companies, Inc. ...............................     8,279
    8  Pioneer Hi Bred International, Inc. ..........................       553
    4  Polaroid Corp. ...............................................       191
   61  Proctor & Gamble Co. (b) .....................................     6,605
   12  Quaker Oats Co. ..............................................       458
    9  Ralston Purina Group..........................................       693
    5  Reebok International Ltd. (b) ................................       221
   14  Rubbermaid, Inc. .............................................       322
    4  Russell Corp. ................................................       106
   43  Sara Lee, Corp. ..............................................     1,608
   33  Seagram Co., Ltd. ............................................     1,298
    1  Springs Industries, Inc. Class A..............................        45
    5  Stride Rite Corp. ............................................        48
    7  Supervalu, Inc. ..............................................       184
   16  Sysco Corp. ..................................................       536
  224  The Coca Cola Co. ............................................    11,771
    6  Tupperware Corp. .............................................       306
   14  Unilever NV, NY Shares (b) ...................................     2,483
   18  UST, Inc. ....................................................       583
    6  V.F. Corp. ...................................................       392
   10  Wrigley (Wm.) Jr. Co. ........................................       575
                                                                         ------
                                                                         65,365
                                                                         ------
Consumer Services (3.4%):
    9  Brunswick Corp. ..............................................       206
   30  Comcast Corp., Special........................................       528
   35  CUC International, Inc. (c) ..................................       838
    9  Dow Jones & Co., Inc. ........................................       295
   13  Gannett, Inc. ................................................       956
    9  Harrah's Entertainment, Inc. (c) .............................       179
    8  Hasbro, Inc. (b) .............................................       307
   22  Hilton Hotels (b) ............................................       588
   11  Hospitality Franchise Systems, Inc. (b) ......................       645
   10  ITT Corp. (c) ................................................       440
    3  King World Productions, Inc. (c) .............................       124
    9  Knight-Ridder, Inc. (b) ......................................       346
   11  Marriott Intl., Inc. .........................................       627
   25  Mattel, Inc. (b) .............................................       684
    9  McGraw Hill, Inc. ............................................       422
    2  Meredith Corp. ...............................................       127
    9  New York Times Co., Class A...................................       338
   58  Tele-Communications, Inc., Class A (b)(c).....................       762
   51  Time Warner, Inc. ............................................     1,911
   10  Times Mirror Co., Class A (b) ................................       479
    6  Tribune Co. ..................................................       474

COMMON STOCKS, CONTINUED:
Consumer Services, Continued:
   42  U.S. West, Inc. ..............................................   $ 1,353
   32  Viacom, Inc., Class B (c) ....................................     1,130
   61  Walt Disney Co. ..............................................     4,236
                                                                         ------
                                                                         17,995
                                                                         ------
Energy (8.7%):
    8  Amerada Hess Corp. ...........................................       480
   44  Amoco Corp. ..................................................     3,574
    6  Ashland, Inc. (b) ............................................       246
   14  Atlantic Richfield Co. .......................................     1,917
   13  Baker Hughes, Inc. ...........................................       443
   11  Burlington Northern...........................................       574
   58  Chevron Corp. (b) ............................................     3,778
   16  Dresser Industries, Inc. .....................................       493
  112  Exxon Corp. ..................................................    10,953
   11  Halliburton Co. ..............................................       684
    2  Helmerich & Payne, Inc. ......................................        98
    5  Kerr McGee Corp. .............................................       355
    3  Louisiana Land & Exploration Co. .............................       159
    5  McDermott International, Inc. ................................        87
   35  Mobil Corp. ..................................................     4,308
   29  Occidental Petroleums Corp. ..................................       668
    9  Oryx Energy Co. (c) ..........................................       217
    4  Pennzoil Co. .................................................       245
   23  Phillips Petroleum Co. .......................................     1,037
    8  Rowan Cos., Inc. (c) .........................................       172
   48  Royal Dutch Petroleum Co. (b) ................................     8,206
    8  Santa Fe Energy Resources, Inc. (c) ..........................       110
   22  Schlumberger Ltd. ............................................     2,174
    7  Sun, Inc. ....................................................       162
   16  Tenneco, Inc. ................................................       719
   23  Texaco, Inc. .................................................     2,300
   22  Union Pacific Resources Group.................................       653
   22  Unocal Corp. (b) .............................................       897
   26  USX-Marathon Group............................................       619
    5  Western Atlas, Inc. (c) ......................................       376
                                                                         ------
                                                                         46,704
                                                                         ------
Financial Services (13.8%):
    4  Alexander & Alexander Services, Inc. .........................        70
   40  Allstate Corp. ...............................................     2,316
   43  American Express Co. .........................................     2,407
   19  American General Corp. (b) ...................................       758
   42  American International Group..................................     4,595
   10  Aon Corp. ....................................................       590
   39  Banc One Corp. ...............................................     1,684
   13  Bank of Boston Corp. .........................................       846
   36  Bank of New York Co., Inc. (b) ...............................     1,201
   32  Bankamerica Corp. ............................................     3,214
    7  Bankers Trust New York Corp. .................................       637
   17  Barnett Banks, Inc. ..........................................       709
    5  Beneficial Corp. .............................................       318


CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                           SECURITY                             MARKET
   AMOUNT                           DESCRIPTION                           VALUE
-----------     --------------------------------------------------       -------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
                14 Boatmen's Bancshares, Inc. ....................        $  909
                39 Chase Manhattan Corp. .........................         3,487
                16 Chubb Corp. ...................................           848
                 7 CIGNA Corp. ...................................           943
                43 Citicorp ......................................         4,475
                10 Comerica, Inc. ................................           529
                20 Corestates Financial Corp. (b) ................         1,030
                15 Dean Witter, Discover & Co. ...................         1,013
                16 Federal Home Loan Mortgage Corp. ..............         1,751
                98 Federal National Mortgage Assoc. ..............         3,641
                 9 Fifth Third Bancorp ...........................           559
                13 First Bank System, Inc. .......................           894
                28 First Chicago NBD Corp. (b) ...................         1,526
                25 First Union Corp. .............................         1,844
                23 Fleet Financial Group, Inc. ...................         1,151
                 7 General Re Corp. ..............................         1,181
                 6 Golden West Financial Corp. ...................           361
                12 Great Western Financial Corp. .................           352
                12 Green Tree Financial Corp. ....................           479
                 8 Household International, Inc. .................           783
                10 H.F. Ahmanson & Co. (b) .......................           336
                10 ITT Hartford Group, Inc. ......................           685
                 7 Jefferson Pilot Corp. .........................           378
                17 J.P. Morgan & Co., Inc. .......................         1,674
                21 KeyCorp .......................................         1,040
                 9 Lincoln National Corp. ........................           488
                 7 Marsh & McLennan Co., Inc. ....................           707
                 4 MBIA, Inc. ....................................           385
                20 MBNA Corp. ....................................           829
                12 Mellon Bank Corp. .............................           859
                16 Merrill Lynch & Co. ...........................         1,273
                 5 MGIC Investment Corp. .........................           403
                14 Morgan Stanley Group, Inc. ....................           788
                20 National City Corp. ...........................           889
                26 NationsBank Corp. .............................         2,559
                33 Norwest Corp. .................................         1,434
                31 PNC Bank Corp. (b) ............................         1,149
                 9 Providian Corp. ...............................           446
                 5 Republic N Y Corp. ............................           408
                11 SAFECO Corp. ..................................           435
                 9 Salomon, Inc. .................................           445
                 8 St. Paul Co. (b) ..............................           453
                21 SunTrust Banks, Inc. ..........................         1,017
                 7 Torchmark Corp. ...............................           335
                 7 TransAmerica Corp. ............................           514
                57 Travelers Group, Inc. .........................         2,603
                 7 UNUM Corp. ....................................           499
                 3 US Life Corp. .................................           100
                10 USF & G Corp. .................................           209
                14 U.S. Bancorp (b) ..............................           635
                15 Wachovia Corp. ................................           870
COMMON STOCKS, CONTINUED
Financial Services, continued:
                 8 Wells Fargo & Co. (b) ..........................      $ 2,253
                                                                         -------
                                                                          74,199
                                                                         -------
Health Care (9.9%):
                70 Abbott Laboratories ............................        3,562
                13 Aetna (c) ......................................        1,049
                 6 Allergan, Inc. .................................          207
                 8 Alza Corp. (b)(c) ..............................          194
                57 American Home Products .........................        3,321
                24 Amgen, Inc. (c) ................................        1,300
                 5 Bausch & Lomb, Inc. ............................          189
                25 Baxter International, Inc. .....................        1,009
                12 Becton Dickinson & Co. .........................          519
                 8 Beverly Enterprises, Inc. (c) ..................          100
                10 Biomet, Inc. (b)(c) ............................          155
                16 Boston Scientific Corp. (c) ....................          930
                45 Bristol Myers Squibb Co. .......................        4,938
                59 Columbia/HCA Healthcare Corp. (b) ..............        2,419
                 5 C.R. Bard, Inc. ................................          144
                49 Eli Lilly & Co. ................................        3,611
                 6 Guidant Corp. ..................................          365
                15 Humana, Inc. (c) ...............................          277
               119 Johnson & Johnson ..............................        5,934
                 7 Mallinckrodt Group, Inc. (b) ...................          309
                 6 Manor Care, Inc. ...............................          154
                22 Medtronic, Inc. ................................        1,473
               109 Merck & Co., Inc. (b) ..........................        8,659
                 4 Millipore Corp. ................................          182
                58 Pfizer, Inc. ...................................        4,781
                45 Pharmacia & Upjohn, Inc. .......................        1,790
                33 Schering-Plough Corp. ..........................        2,122
                 2 Shared Medical Systems Corp. (b) ...............           76
                 7 St. Jude Medical Center, Inc. (b) ..............          315
                18 Tenet Healthcare Corp. (b)(c) ..................          398
                16 United Healthcare Corp. (b) ....................          728
                 5 U.S. Surgical, Corp. ...........................          213
                24 Warner Lambert Co. .............................        1,817
                                                                         -------
                                                                          53,240
                                                                         -------
Multi-Industry (1.7%):
                12 Alco Standard Corp. ............................          598
                25 Allied Signal, Inc. ............................        1,677
                21 Corning, Inc. ..................................          955
                 3 FMC Corp. (c) ..................................          221
                 7 Harcourt General, Inc. .........................          320
                10 Loews Corp. ....................................          980
                38 Minnesota Mining & Manufacturing Co. ...........        3,124
                 7 Textron, Inc. ..................................          687
                12 TRW, Inc. ......................................          576
                 9 Whittman Corp. .................................          212
                                                                         -------
                                                                           9,350
                                                                         -------



CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                           SECURITY                             MARKET
   AMOUNT                           DESCRIPTION                           VALUE
-----------     --------------------------------------------------       -------
COMMON STOCKS, CONTINUED:
Raw Materials (4.1%):
                10 Air Products & Chemical, Inc. ...................     $   695
                20 Alcan Aluminum Ltd. .............................         674
                16 Allegheny Teledyne, Inc. ........................         358
                16 Aluminum Co. of America .........................       1,005
                 9 Armco, Inc. (c) .................................          37
                 4 ASARCO, Inc. ....................................          98
                10 Avery Dennison Corp. ............................         369
                32 Barrick Gold Corp. (b) ..........................         911
                20 Battle Mountain Gold Co. ........................         139
                10 Bethlehem Steel Corp. (c) .......................          86
                 5 B. F. Goodrich Co. ..............................         188
                 9 Cyprus Amax Minerals Co. (b) ....................         208
                22 Dow Chemical Co. ................................       1,745
                50 Du Pont (EI) de Nemours & Co. ...................       4,735
                 7 Eastman Chemical Co. ............................         412
                11 Echo Bay Mines Ltd. .............................          71
                13 Engelhard Corp. .................................         250
                18 Freeport-McMoran Copper & Gold, Class B .........         547
                 6 Great Lakes Chemical Corp. ......................         276
                10 Hercules, Inc. ..................................         419
                13 Homestake Mining Co. ............................         179
                15 Inco Ltd. (b) ...................................         477
                 4 Inland Steel Industries, Inc. ...................          85
                53 Monsanto Co. ....................................       2,042
                13 Morton International, Inc. ......................         541
                 6 Nalco Chemical Co. ..............................         228
                 9 Newmont Mining Corp. ............................         397
                 8 Nucor Corp. .....................................         401
                10 Pall Corp. ......................................         260
                 6 Phelps Dodge Corp. ..............................         433
                21 Placer Dome, Inc. ...............................         464
                13 Praxair, Inc. ...................................         615
                 6 Reynolds Metals Co. .............................         316
                 6 Rohm & Haas Co. (b) .............................         514
                11 Santa Fe Pacific Gold Corp. .....................         177
                 5 Sigma-Aldrich Corp. .............................         287
                12 Union Carbide Corp. .............................         508
                 7 USX-U.S. Steel Group, Inc. ......................         229
                 8 Worthington Industries, Inc. ....................         146
                 8 W.R. Grace & Co. ................................         434
                                                                          ------
                                                                          21,956
                                                                          ------
Retail (4.6%):
                23 Albertsons, Inc. ................................         810
                13 American Stores Co. .............................         533
                 9 Charming Shoppes (c) ............................          46
                 9 Circuit City Stores, Inc. (b) ...................         259
                 9 CVS Corp. .......................................         379
                14 Darden Restaurants, Inc. ........................         126
                19 Dayton Hudson Corp. .............................         758
                10 Dillard Department Stores, Inc., Class A ........         307
COMMON STOCKS, CONTINUED:
Retail, continued:
                18 Federated Department Stores,
                   Inc. (b)(c) ...................................       $   621
                26 Gap, Inc. .....................................           789
                 5 Giant Food Inc., Class A ......................           187
                 3 Great Atlantic & Pacific Tea, Inc. ............           110
                43 Home Depot, Inc. ..............................         2,143
                20 J.C. Penney, Inc. (b) .........................           984
                41 K Mart, Inc. (b)(c) ...........................           425
                11 Kroger Co. (c) ................................           511
                24 Limited, Inc. .................................           446
                 1 Longs Drug Stores, Inc. .......................            58
                15 Lowe's Co. (b) ................................           542
                 2 Luby's Cafeteria, Inc. ........................            34
                22 May Department Stores .........................         1,050
                63 McDonald's Corp. ..............................         2,833
                 3 Mercantile Stores Co., Inc. ...................           160
                 8 Nordstrom, Inc. ...............................           269
                 6 Pep Boys-Manny, Moe & Jack ....................           173
                17 Price/Costco Co. (c) ..........................           438
                10 Rite Aid Corp. ................................           405
                 5 Ryan Family Steak Houses, Inc. (c) ............            35
                35 Sears Roebuck & Co. ...........................         1,606
                 5 Shoney's, Inc. (c) ............................            34
                 6 Tandy Corp. ...................................           255
                 7 TJX Cos., Inc. ................................           317
                25 Toys R Us, Inc. (b)(c) ........................           752
                22 Walgreen Co. ..................................           894
               205 Wal-Mart Stores, Inc. .........................         4,697
                11 Wendy's International, Inc. ...................           233
                13 Winn Dixie Stores, Inc. .......................           426
                12 Woolworth Corp. ...............................           258
                                                                          ------
                                                                          24,903
                                                                          ------
Shelter (1.6%):
                 3 Armstrong World Industries, Inc. ..............           226
                 5 Boise Cascade Corp. ...........................           146
                 3 Centex Corp. ..................................            98
                 8 Champion International Co. ....................           358
                 3 Fleetwood Enterprises, Inc. ...................            86
                 8 Georgia Pacific Corp. .........................           582
                27 International Paper Co. .......................         1,086
                 8 James River Corp. of Virginia .................           251
                 3 Kaufman & Broad Home Corp. ....................            45
                25 Kimberly Clark Corp. ..........................         2,384
                10 Louisiana Pacific Corp. .......................           203
                14 Masco Corp. ...................................           508
                 5 Mead Corp. ....................................           309
                 2 Potlatch Corp. ................................           106
                 2 Pulte Corp. ...................................            67
                 8 Stone Container Corp. .........................           122
                 5 Temple Inland, Inc. ...........................           291



CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                           SECURITY                             MARKET
   AMOUNT                           DESCRIPTION                           VALUE
-----------     --------------------------------------------------       -------
COMMON STOCKS, CONTINUED:
Shelter, continued:
                 6 Union Camp Corp. ................................      $  304
                 9 Westvaco Corp. ..................................         260
                18 Weyerhaeuser Co. ................................         868
                 5 Williamette Industries, Inc. ....................         369
                                                                         -------
                                                                           8,669
                                                                         -------
Technology (13.6%):
                10 Advanced Micro Devices, Inc. (b)(c) .............         267
                10 Amdahl Corp. (c) ................................         125
                19 AMP, Inc. .......................................         730
                 5 Andrew Corp. (c) ................................         277
                11 Apple Computer, Inc. (b)(c) .....................         226
                16 Applied Materials, Inc. (c) .....................         564
                 5 Auto Desk, Inc. (b) .............................         127
                17 Bay Networks, Inc. (c) ..........................         347
                32 Boeing Co. ......................................       3,400
                13 Cabletron Systems (c) ...........................         446
                58 Cisco Systems, Inc. (c) .........................       3,703
                24 Compaq Computer Corp. (b)(c) ....................       1,764
                33 Computer Associates International, Inc. .........       1,626
                 3 Data General Corp. (c) ..........................          43
                16 Dell Computer Corp. (b)(c) ......................         850
                13 Digital Equipment Corp. (c) .....................         483
                10 DSC Communications Corp. (c) ....................         177
                 5 EG&G, Inc. ......................................         101
                20 EMC Corp. (b)(c) ................................         669
                 6 General Dynamics Corp. ..........................         401
                11 General Instrument Corp. (c) ....................         231
                 3 Harris Corp. ....................................         237
                91 Hewlett Packard Co. .............................       4,584
                74 Intel Corp. .....................................       9,700
                 4 Intergraph Corp. (c) ............................          44
                47 International Business Machines .................       7,166
                18 Lockheed Martin Corp. ...........................       1,647
                11 LSI Logic Corp. (c) .............................         305
                57 Lucent Technologies, Inc. .......................       2,629
                20 McDonnell Douglas Corp. .........................       1,265
                18 Micron Technology, Inc. (b) .....................         536
               107 Microsoft Corp. (c) .............................       8,874
                53 Motorola, Inc. ..................................       3,238
                11 National Semiconductor Corp. (c) ................         277
                23 Northern Telecom, Ltd. (b) ......................       1,408
                 5 Northrop Grumman Corp. ..........................         428
                33 Novell, Inc. (b)(c) .............................         312
                59 Oracle Corp. (c) ................................       2,444
                 4 Perkin-Elmer Corp. ..............................         239
                 4 Raychem Corp. ...................................         325
                22 Raytheon Co. ....................................       1,061
                19 Rockwell International Corp. ....................       1,185
                 7 Scientific-Atlanta, Inc. ........................         105
                18 Seagate Technology, Inc. (c) ....................         727
COMMON STOCKS, CONTINUED:
Technology, continued:
                15 Silicon Graphics, Inc. (c) ......................     $   377
                33 Sun Microsystems, Inc. (c) ......................         858
                10 Tandem Computers (c) ............................         141
                 6 TCI Satellite Entertainment,
                   Class A, (c) ....................................          58
                 3 Tektronix, Inc. .................................         150
                16 Tellabs, Inc. (c) ...............................         594
                17 Texas Instruments, Inc. .........................       1,077
                 4 Thomas & Betts Corp. ............................         188
                15 3Com Corp. (c) ..................................       1,071
                15 Unisys, Corp. (c) ...............................         103
                22 United Technologies Corp. .......................       1,442
                29 Xerox Corp. (b) .................................       1,543
                                                                         -------
                                                                          72,895
                                                                         -------
Transportation (1.3%):
                 8 AMR Corp. (c) ...................................         705
                14 Burlington Northern Santa Fe Corp. ..............       1,166
                 4 Caliber Systems, Inc. ...........................          68
                 6 Conrail, Inc. ...................................         556
                 2 Consolidated Freightways Corp. (c) ..............          16
                 0 Consolidated Transportation, Inc. ...............           2
                19 CSX Corp. .......................................         782
                 7 Delta Air Lines, Inc. ...........................         505
                11 Federal Express Corp. (b)(c) ....................         474
                12 Norfolk Southern Corp. ..........................       1,022
                13 Southwest Airlines Co. ..........................         290
                22 Union Pacific Corp. .............................       1,318
                 5 US Air Group (c) ................................         118
                                                                         -------
                                                                           7,022
                                                                         -------
Utilities (9.7%):
                44 Airtouch Communications, Inc. (c) ...............       1,120
                17 Alltel Corp. ....................................         540
                17 American Electric Power, Inc. ...................         689
                50 Ameritech Corp. .................................       3,023
               145 AT&T Corp. ......................................       6,296
                13 Baltimore Gas & Electric Co. ....................         354
                39 Bell Atlantic Corp. (b) .........................       2,548
                89 BellSouth Corp. .................................       3,584
                14 Carolina Power & Light Co. ......................         517
                19 Central & South West Corp. ......................         480
                14 Cinergy Corp. ...................................         457
                 9 Coastal Corp. ...................................         443
                 5 Columbia Gas System, Inc. .......................         326
                21 Consolidated Edison Co. of New York, Inc. .......         617
                 8 Consolidated Natural Gas Co. ....................         452
                13 Detroit Edison Co. ..............................         427
                15 Dominion Resources Inc. of Virginia .............         592
                18 Duke Power Co., Inc. ............................         847
                 1 Eastern Enterprises .............................          38

CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                           SECURITY                             MARKET
   AMOUNT                           DESCRIPTION                           VALUE
-----------     --------------------------------------------------       -------
COMMON STOCKS, CONTINUED:
Utilities, continued:
                40 Edison International ..........................      $    795
                 1 El Paso Natural Gas ...........................            75
                23 Enron Corp. ...................................           971
                 6 Enserch Corp. .................................           143
                21 Entergy Corp. .................................           570
                17 Florida Power & Light, Inc. ...................           772
                10 General Public Utilities Corp. ................           343
                87 GTE Corp. .....................................         3,940
                23 Houston Industries (b) ........................           524
                62 MCI Communications ............................         2,023
                13 Niagara Mohawk Power Corp. (c) ................           128
                 5 NICOR, Inc. ...................................           183
                11 Noram Energy Corp. ............................           173
                 6 Northern States Power Co. .....................           285
                39 NYNEX Corp. ...................................         1,856
                14 Ohio Edison Co. ...............................           311
                 2 Oneok, Inc. ...................................            69
                 8 Pacific Enterprises ...........................           233
                38 Pacific Gas & Electric Co. ....................           802
                26 Pacificorp ....................................           524
                38 Pacific Telesis Group .........................         1,405
                13 Panenergy Corp. ...............................           589
                20 Peco Energy Corp. .............................           500
                 3 Peoples Energy Corp. ..........................           104
                 2 Peoples Energy Rights .........................             0
                14 PP&L Resources, Inc. ..........................           324
                22 Public Service Enterprise Group (b) ...........           600
                55 SBC Communications, Inc. (b) ..................         2,824
                 8 Sonat, Inc. ...................................           401
                60 Southern Co. ..................................         1,349
                39 Sprint Corp. ..................................         1,547
                20 Texas Utilities ...............................           816
                19 Unicom Corp. ..................................           515
COMMON STOCKS, CONTINUED:
Utilities, continued:
                 9 Union Electric Co. ............................      $    346
                56 U.S. West Media Group (c) .....................         1,037
                14 Williams Cos., Inc. ...........................           528
                34 WorldCom, Inc. (b) ............................           881
                                                                        --------
                                                                          51,836
                                                                        --------
     Total Common Stocks .........................................       505,701
                                                                        --------
U.S. TREASURY OBLIGATIONS (0.3%):
U.S. Treasury Bills
             $ 245 1/2/97 (d) ....................................           245
                60 1/9/97 (d) ....................................            60
                40 1/16/97 (d) ...................................            40
               380 1/23/97 (d) ...................................           379
               105 1/30/97 (d) ...................................           104
                30 3/13/97 (d) ...................................            30
               610 3/20/97 (d) ...................................           604
                                                                        --------
     Total U.S. Treasury Obligations                                       1,462
                                                                        --------
     Total Investments, at value                                         507,163
                                                                        --------
REPURCHASE AGREEMENTS (5.4%):
            27,892 Aubrey G. Lanston & Co., 6.80%,
                    1/2/97, (Collateralized by $27,927
                    U.S. Treasury Securities, 6.00%,
                    9/30/98, market value-$28,314) ...............        27,892
             1,248 Lehman Brothers, 7.02%, 1/2/97
                    (Collateralized by $1,225 various
                    U.S. Government Securities
                    7.83%-7.99%, 3/23/05-4/13/05,
                    market value $1,277)..........................         1,248
                                                                        --------
          Total Repurchase Agreements                                     29,140
                                                                        --------
     Total (Cost-$405,033)(a)                                           $536,303
                                                                        ========


----------

Percentages indicated are based on net assets of $536,203.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $413. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.......................$139,577
          Unrealized depreciation.......................  (8,720)
                                                        --------
          Net unrealized appreciation...................$130,857
                                                        ========


(b)  A portion of this security was loaned as of December 31, 1996.
(c)  Non-income producing securities.
(d)  Serves as collateral for futures contracts.

At December 31, 1996, the portfolio's open futures contracts were as follows:

  # OF                                                   OPEN        MARKET
 CONTRACTS      LONG CONTRACTS:     CONTRACT TYPE      POSITIONS     VALUE
-----------     ---------------     -------------      ----------    ------
      74        S & P 500, March 1997..................$28,088      $27,546


See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
VALUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES OR
  PRINCIPAL                        SECURITY                              MARKET
   AMOUNT                         DESCRIPTION                             VALUE
------------ -----------------------------------------------------       -------
COMMON STOCKS (97.3%):
Capital Goods (7.5%):
             59 BW/IP Holdings, Inc. .............................       $   978
             84 Crane Co. ........................................         2,449
             30 Fluor Corp. ......................................         1,851
             62 General Electric Co. .............................         6,120
             23 Hubbell, Inc., Class B ...........................         1,012
             39 Ingersoll Rand Co. ...............................         1,713
             69 Mark IV Industries, Inc. .........................         1,550
             32 Teleflex Inc. ....................................         1,658
             40 Tyco Labs ........................................         2,094
             35 York International Corp. .........................         1,967
                                                                          ------
                                                                          21,392
                                                                          ------
Consumer Durable (2.7%):
             28 Briggs & Stratton Corp. ..........................         1,236
             99 Ford Motor Co. ...................................         3,156
             49 Harley-Davidson, Inc. ............................         2,303
             20 Harman International Industries, Inc. ............         1,090
                                                                          ------
                                                                           7,785
                                                                          ------
Consumer Non-Durable (11.8%):
             88 Archer-Daniels-Midland Co. .......................         1,940
             29 Colgate Palmolive Co. ............................         2,684
             33 CPC International ................................         2,527
             30 Dole Food Co. ....................................         1,013
             39 First Brands Corp. ...............................         1,101
             64 Newell Companies, Inc. ...........................         2,003
             33 Nine West Group, Inc. (c) ........................         1,526
             48 PepsiCo, Inc. ....................................         1,389
             49 Philip Morris Co., Inc. ..........................         5,541
             23 Proctor & Gamble Co. .............................         2,505
             39 Revlon Inc. (c) ..................................         1,165
             36 RJR Nabisco Holdings Corp. .......................         1,207
             39 Smithfield Foods, Inc. (c) .......................         1,463
             52 Sysco Corp. ......................................         1,680
             59 The Coca Cola Co. ................................         3,094
             29 Tupperware Corp. .................................         1,566
             33 Universal Corp. ..................................         1,073
                                                                          ------
                                                                          33,477
                                                                          ------
Consumer Services (4.6%):
             30 Belo (A.H.) Corp., Series A (b) ..................         1,039
             66 Callaway Golf Co. ................................         1,903
             44 Carnival Cruise Lines ............................         1,436
             48 Hasbro, Inc. (b) .................................         1,858
             69 Hilton Hotels (b) ................................         1,805
             31 MGM Grand, Inc. (c) ..............................         1,074
             69 Time Warner, Inc. ................................         2,580
             20 Walt Disney Co. ..................................         1,372
                                                                          ------
                                                                          13,067
                                                                          ------
Energy (8.1%):
             16 Atlantic Richfield Co. ...........................         2,147

COMMON STOCKS, CONTINUED:
Energy, continued:
             20 BJ Services Co. (b)(c) ...........................       $ 1,005
             41 Devon Energy Corp. ...............................         1,421
             65 Exxon Corp. ......................................         6,360
             29 Halliburton Co. ..................................         1,765
             21 Helmerich & Payne, Inc. ..........................         1,074
             45 Mapco, Inc. ......................................         1,520
             29 Mobil Corp. ......................................         3,557
             20 Tosco Corp. ......................................         1,598
             64 USX-Marathon Group ...............................         1,523
             38 Weatherford Enterra, Inc. (c) ....................         1,131
                                                                          ------
                                                                          23,101
                                                                          ------
Financial Services (14.5%):
             15 Aames Financial Corp. (b) ........................           524
             47 AFLAC, Inc. ......................................         2,005
             20 AmSouth Bancorporation ...........................           987
             36 Bancorp Hawaii, Inc. .............................         1,499
             40 BankAmerica Corp. ................................         4,000
             36 Charter One Financial, Inc. ......................         1,521
             38 Chase Manhattan Corp. ............................         3,347
             21 Cigna Corp. ......................................         2,842
             81 Equitable Co., Inc. (b) ..........................         1,995
             95 Federal National Mortgage Assoc ..................         3,554
             36 First American Bank Corp. ........................         2,171
             44 Imperial Credit Industries, Inc. (c) .............           920
             38 ITT Hartford Group, Inc. .........................         2,545
             25 J.P. Morgan & Co., Inc. ..........................         2,402
             42 KeyCorp ..........................................         2,121
             26 Provident Co., Inc. (b) ..........................         1,238
             48 Southtrust Corp. .................................         1,670
             35 SunAmerica, Inc. .................................         1,535
             77 Travelers Group, Inc. ............................         3,492
             19 Washington Mutual, Inc. ..........................           823
                                                                          ------
                                                                          41,191
                                                                          ------
Health Care (10.9%):
             70 Abbott Labs ......................................         3,568
              8 Allegiance Corp. .................................           222
             39 Amgen, Inc. (c) ..................................         2,142
             49 Baxter International, Inc. .......................         2,001
             21 Cardinal Health, Inc. ............................         1,203
             51 Columbia/HCA Healthcare Corp. (b) ................         2,095
             52 Eli Lilly & Co. ..................................         3,796
             12 HBO & Co. ........................................           724
             42 Medtronic, Inc. ..................................         2,876
             78 Merck & Co., Inc. ................................         6,182
             27 Phycor Inc. (b)(c) ...............................           760
             44 Schering-Plough Corp. ............................         2,823
             31 Vencor, Inc. (c) .................................           984
             39 Watson Pharmaceutical, Inc. (c) ..................         1,757
                                                                          ------
                                                                          31,133
                                                                          ------



CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
VALUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

  SHARES OR
  PRINCIPAL                        SECURITY                              MARKET
   AMOUNT                         DESCRIPTION                             VALUE
------------ -----------------------------------------------------       -------
COMMON STOCKS, CONTINUED:
Raw Materials (5.6%):
             29 Aluminum Co. of America ..........................      $  1,874
             29 Betz Laboratories Inc. ...........................         1,685
             85 Crompton & Knowles Corp. .........................         1,638
             21 Du Pont (EI) De Nemours & Co. ....................         1,991
             27 Ferro Corp. ......................................           755
             21 IMC Global Inc. (b) ..............................           806
             48 Monsanto Co. .....................................         1,847
             39 Nalco Chemical Co. ...............................         1,398
             39 Praxair, Inc. ....................................         1,808
             23 Sigma-Aldrich Corp. ..............................         1,411
             43 Wellman, Inc. ....................................           733
                                                                       ---------
                                                                          15,946
                                                                       ---------
Retail (5.1%):
             52 Carson Pirie Scott & Co. (c) .....................         1,316
             41 Dollar General ...................................         1,322
             58 Gap, Inc. ........................................         1,735
             49 Just for Feet, Inc. (b)(c) .......................         1,281
             57 McDonald's Corp. .................................         2,584
             80 Officemax, Inc. (c) ..............................           852
             38 TJX Companies, Inc. (b) ..........................         1,796
            158 Wal-Mart Stores, Inc. ............................         3,605
                                                                       ---------
                                                                          14,491
                                                                       ---------
Shelter (0.3%):
             76 Kaufman & Broad Home Corp. .......................           979
                                                                       ---------
Technology (15.3%):
             48 Analog Devices, Inc. (c) .........................         1,619
             24 Boeing Co. .......................................         2,564
             58 Cisco Systems, Inc. (c) ..........................         3,671
             33 Compaq Computer Corp. (c) ........................         2,413
             19 Gateway 2000, Inc. (b)(c) ........................         1,039
             68 Intel Corp. ......................................         8,838
             32 International Business Machines ..................         4,757
             20 Litton Industries, Inc. (b)(c) ...................           943
             18 Lockheed Martin Corp. ............................         1,656
             31 Lucent Technologies, Inc. (b) ....................         1,449
             87 Microsoft (c) ....................................         7,197
             57 National Semiconductor Corp. (c) .................         1,392
             52 Oracle Corp. (c) .................................         2,154
             47 Orbital Sciences Corp. (c) .......................           806
             38 Rohr Industries, Inc. (c) ........................           860
COMMON STOCKS, CONTINUED:
Technology, continued:
             90 Sun Microsystems, Inc. (c) .......................      $  2,314
                                                                       ---------
                                                                          43,672
                                                                       ---------
Utilities (10.8%):
             70 Central & South West Corp. .......................         1,781
             30 Century Telephone Enterprises ....................           923
             70 Consolidated Edison Co. of New York, Inc. ........         2,048
            124 Edison International .............................         2,466
             42 Enron Corp. ......................................         1,807
             56 General Public Utilities Corp. ...................         1,866
             92 GTE Corp. ........................................         4,168
             67 Illinova Corp. (b) ...............................         1,845
             63 MCN Corp. ........................................         1,813
             31 National Fuel Gas Co. ............................         1,283
             78 New York State Electric & Gas ....................         1,693
              2 Panenergy Corp. ..................................            77
             68 SBC Communications, Inc. (b) .....................         3,509
             55 Sprint Corp. .....................................         2,201
             32 Telephone & Data Systems, Inc. ...................         1,171
             49 Texas Utilities ..................................         1,980
                                                                       ---------
                                                                          30,631
                                                                       ---------
     Total Common Stocks .........................................       276,865
                                                                       ---------
U.S. TREASURY OBLIGATIONS (0.3%):
U.S. Treasury Bills
           $385 1/2/97 (d)........................................           385
            515 1/9/97 (d)........................................           514
             65 1/16/97 (d).......................................            65
                                                                       ---------
   Total U.S. Treasury Obligations                                           964
                                                                       ---------
   Total Investments, at value                                           277,829
                                                                       ---------
REPURCHASE AGREEMENTS (2.5%):

   7,155  Aubrey G. Lanston & Co., 6.80%, 1/2/97
               (Collaterized by $7,505 U.S Treasury
               Securities, 6.25%, 8/15/23, market
               value-$7,332)......................................         7,155
                                                                       ---------
   Total Repurchase Agreements                                             7,155
                                                                       ---------
Total (Cost-$250,906)                                                  $ 284,984
                                                                       =========


----------

Percentages indicated are based on net assets of $284,685.

CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
VALUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)



(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $100. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation................................  $38,195
          Unrealized depreciation................................   (4,217)
                                                                   -------
          Net unrealized appreciation............................  $33,978
                                                                   =======

(b)  A portion of this security was loaned as of December 31, 1996.
(c)  Non-income producing securities.
(d)  Serves as collateral for futures contracts.


     # OF                                                  OPEN         MARKET
   CONTRACTS                CONTRACT TYPE                POSITIONS       VALUE
--------------  --------------------------------------   ---------      ------
                LONG CONTRACTS:
      39        S & P 500, March, 1997                     $14,799      $14,518

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                     SECURITY                                  MARKET
  AMOUNT                      DESCRIPTION                                 VALUE
-----------  ----------------------------------------------------      ---------
COMMON STOCKS (97.1%):
Business Equipment & Services (1.2%):
             300 Browning-Ferris Industries, Inc. ...............       $  7,875
                                                                        --------

Capital Goods (1.8%):
              60 Newport News Shipbuilding (c) ..................            900
             400 Westinghouse Electric Corp. (b) ................          7,950
              50 Ingersoll Rand Co. .............................          2,225
                                                                        --------
                                                                          11,075
                                                                        --------
Consumer Durable (4.1%):
             325 Cooper Tire & Rubber Co. .......................          6,419
             350 General Motors Corp. ...........................         19,512
                                                                        --------
                                                                          25,931
                                                                        --------
Consumer Non-Durable (5.0%):
             300 American Greetings Corp., Class A ..............          8,513
             133 Ball Corp. .....................................          3,458
             250 IBP, Inc. ......................................          6,062
             100 RJR Nabisco Holdings Corp. .....................          3,400
             350 Supervalu, Inc. ................................          9,931
                                                                        --------
                                                                          31,364
                                                                        --------
Consumer Services (1.5%):
             150 Brunswick Corp. ................................          3,600
             175 Viacom, Inc., Class A (c) ......................          6,037
                                                                        --------
                                                                           9,637
                                                                        --------
Energy (20.7%):
             120 Amoco Corp. ....................................          9,660
             150 Atlantic Richfield Co. .........................         19,875
             131 Baker Hughes, Inc. .............................          4,520
              50 Burlington Resources, Inc. .....................          2,519
             100 Chevron Corp. (b) ..............................          6,500
              50 Dresser Industries, Inc. .......................          1,550
             200 Exxon Corp. ....................................         19,600
             100 Halliburton Co. ................................          6,025
             102 Mobil Corp. ....................................         12,470
             189 Rowan Companies, Inc. (c) ......................          4,276
             110 Royal Dutch Petroleum Co. (b) ..................         18,782
              57 Sun, Inc. ......................................          1,389
             300 Tenneco, Inc. ..................................         13,537
             400 USX-Marathon Group .............................          9,550
                                                                        --------
                                                                         130,253
                                                                        --------
Financial Services (20.4%):
             150 Allstate Corp. .................................          8,681
             155 BankAmerica Corp. ..............................         15,461
              53 BayBanks of Boston Corp. .......................          3,405
             175 Chase Manhattan Corp. ..........................         15,619
              20 Cigna Corp. ....................................          2,732
             300 Federal National Mortgage Assoc ................         11,175
              80 First American Bank Corp. ......................          4,810
             150 Great Western Financial Corp. ..................          4,350
COMMON STOCKS, CONTINUED:
Financial Services, continued:
             240 H.F. Ahmanson & Co. (b) .........................      $  7,797
             110 ITT Hartford Group, Inc. ........................         7,425
             118 J.P. Morgan & Co., Inc. .........................        11,520
             100 KeyCorp (b) .....................................         5,050
             100 Lincoln National Corp. ..........................         5,250
              70 Morgan Stanley Group, Inc. ......................         3,999
              76 NationsBank Corp. ...............................         7,429
             293 Travelers Group, Inc. ...........................        13,310
                                                                        --------
                                                                         128,013
                                                                        --------
Health Care (2.3%):
              60 Aetna (b) .......................................         4,800
              50 Baxter International, Inc. ......................         2,050
             200 Healthsource, Inc. (b)(c) .......................         2,625
             100 Pharmacia & Upjohn, Inc. ........................         3,963
              25 United Healthcare Corp. (b) .....................         1,125
                                                                        --------
                                                                          14,563
                                                                        --------
Multi-Industry (0.6%):
              40 Loews Corp. .....................................         3,770
                                                                        --------
Raw Materials (5.4%):
              71 Alumax, Inc. (c) ................................         2,370
              40 Aluminum Company of America .....................         2,550
             360 Cyprus AMAX Minerals Co. (b) ....................         8,408
             201 USX-U.S. Steel Group, Inc. ......................         6,294
              26 Dow Chemical Co. ................................         2,038
             258 Nalco Chemical Co. ..............................         9,335
              66 Union Carbide Corp. .............................         2,698
                                                                        --------
                                                                          33,693
                                                                        --------
Retail (3.9%):
             200 Dillard Department Stores, Inc., Class A ........         6,175
             215 May Department Stores Co. .......................        10,051
             200 Rite Aid Corp. (b) ..............................         7,950
                                                                        --------
                                                                          24,176
                                                                        --------
Shelter (1.6%):
             110 International Paper Co. .........................         4,441
             117 Weyerhaeuser Co. ................................         5,543
                                                                        --------
                                                                           9,984
                                                                        --------
Technology (11.9%):
              60 AMP, Inc. (b) ...................................         2,302
               8 Boeing Co. ......................................           894
             157 International Business Machines .................        23,767
             247 Litton Industries, Inc. (c) .....................        11,763
              40 Lockheed Martin Corp. ...........................         3,660
             135 Motorola, Inc. ..................................         8,286
             200 National Semiconductor Corp. (c) ................         4,875
             175 Novell, Inc. (c) ................................         1,657
             200 Rockwell International Corp. ....................        12,175



CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                     SECURITY                                  MARKET
  AMOUNT                      DESCRIPTION                                 VALUE
-----------  ----------------------------------------------------      ---------
COMMON STOCKS, CONTINUED:
Technology, continued:
             200 Silicon Graphics, Inc. (b)(c) .....................    $  5,100
                                                                        --------
                                                                          74,479
                                                                        --------
Transportation (1.8%):
              77 Conrail, Inc. .....................................       7,626
                                                                        --------
              50 Delta Air Lines, Inc. .............................       3,544
                                                                        --------
                                                                          11,170
                                                                        --------
Utilities (14.9%):
             125 American Electric Power, Inc. .....................       5,141
             103 Bell Atlantic Corp. (b) ...........................       6,669
             275 BellSouth Corp. ...................................      11,103
              71 Carolina Power & Light Co. ........................       2,591
             200 Central & South West Corp. ........................       5,125
             250 Consolidated Edison Co. of New York, Inc. (b) .....       7,313
              73 Consolidated Natural Gas Co. ......................       4,033
              47 Dominion Resources, Inc. of Virginia ..............       1,809
             350 Edison International ..............................       6,956
              28 El Paso Natural Gas ...............................       1,409
             119 Enron Corp. (b) ...................................       5,132
             200 Entergy Corp. (b) .................................       5,550
              75 GTE Corp. .........................................       3,413
             150 MCI Communications Corp. ..........................       4,903
             107 Pacific Gas & Electric Co. ........................       2,247
COMMON STOCKS, CONTINUED:
Utilities, continued:
             119 Panenergy Corp. ...................................     $ 5,355
             102 SBC Communications, Inc. (b) ......................       5,279
             262 Southern Co. ......................................       5,928
             128 Unicom Corp. ......................................       3,458
                                                                        --------
                                                                          93,414
                                                                        --------
     Total Common Stocks                                                 609,397
                                                                        --------
PREFERRED STOCKS (1.9%):
Consumer Non-Durable
           1,750 RJR Nabisco Corp., Series C......................        11,813
                                                                        --------
   Total Preferred Stocks                                                 11,813
                                                                        --------
   Total Investments, at value                                           621,210
                                                                        ========

REPURCHASE AGREEMENTS (1.0%):
   $6,011      Lehman Brothers, 7.02%, 1/2/97,
               (collateralized by $5,930, various U.S.
               Government Agencies, 7.54%-8.35%,
               4/28/04-3/23/05, market value-
               $6,130)                                                     6,011
                                                                        --------
   Total Repurchase Agreements                                             6,011
                                                                        --------
Total (Cost $570,741)                                                   $627,221
                                                                        ========

----------
Percentages indicated are based on net assets of $627,931.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $3,250. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation...................... $64,937
          Unrealized depreciation...................... (11,707)
                                                        -------
          Net unrealized appreciation.................. $53,230
                                                        =======

(b)  A portion of this security was loaned as of December 31, 1996.
(c)  Non-income producing securities.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                     SECURITY                                  MARKET
  AMOUNT                      DESCRIPTION                                 VALUE
-----------  ----------------------------------------------------      ---------
COMMON STOCKS (99.3%):
Business Equipment & Services (1.0%):
             82 Comdisco, Inc. ..................................       $  2,616
             97 Kelly Services, Class A .........................          2,605
                                                                        --------
                                                                           5,221
                                                                        --------
Capital Goods (6.7%):
             30 Belden, Inc. ....................................          1,110
             60 Crane Co. .......................................          1,740
             54 Federal Signal Corp. ............................          1,397
             47 Goulds Pumps, Inc. ..............................          1,083
             40 Harsco Corp. ....................................          2,740
            113 Hubbell, Inc., Class B ..........................          4,879
             22 Johnson Controls, Inc. ..........................          1,823
             80 Keystone International, Inc. (b) ................          1,610
            140 Mark IV Industries, Inc. ........................          3,168
             80 Medusa Corp. ....................................          2,750
            194 Molex, Inc. (b) .................................          7,590
             40 Tecumseh Products Co. ...........................          2,295
             40 Teleflex, Inc. ..................................          2,085
             30 York International Corp. ........................          1,676
                                                                        --------
                                                                          35,946
                                                                        --------
Consumer Durable (1.0%):
             46 Arvin Industries, Inc. ..........................          1,146
             60 Federal Mogul Corp. (b) .........................          1,320
             32 Harley-Davidson, Inc. ...........................          1,504
             36 Lear Corp. (c) ..................................          1,228
                                                                        --------
                                                                           5,198
                                                                        --------
Consumer Non-Durable (6.6%):
             62 American Greetings Corp., Class A ...............          1,759
            200 Coca Cola Enterprises (b) .......................          9,700
             63 Dean Foods Co. ..................................          2,032
            110 First Brands Corp. ..............................          3,121
             80 General Nutrition Cos. (c) ......................          1,357
            170 IBP, Inc. .......................................          4,123
             26 Nine West Group, Inc. (b)(c) ....................          1,206
            200 Tyson Foods, Inc., Class A ......................          6,850
             81 Universal Corp. .................................          2,602
             62 Universal Foods Corp. ...........................          2,186
                                                                        --------
                                                                          34,936
                                                                        --------
Consumer Services (3.3%):
             32 Belo (A.H.) Corp., Series A (b) .................          1,116
             40 Callaway Golf Co. ...............................          1,150
             65 Circus Circus Entertainment (c) .................          2,234
             34 Houghton Mifflin Co. ............................          1,925
            113 King World Productions, Inc. (c) ................          4,167
            149 Station Casinos, Inc. (c) .......................          1,509
             16 Washington Post Co. .............................          5,362
                                                                        --------
                                                                          17,463
                                                                        --------
COMMON STOCKS, CONTINUED:
Energy (6.8%):
            159 Apache Corp. ....................................       $  5,607
             71 BJ Services Co. (b)(c) ..........................          3,621
            120 Mapco, Inc. .....................................          4,080
            120 Murphy Oil Corp. ................................          6,675
             84 Nabors Industries, Inc. (c) .....................          1,617
             60 Parker & Parsley Petro Co. ......................          2,205
            120 Pride Petroleum Services, Inc. (b)(c) ...........          2,790
             75 Quaker State Corp. ..............................          1,052
             80 Tosco Corp. .....................................          6,330
             76 Valero Energy Corp. .............................          2,175
                                                                        --------
                                                                          36,152
                                                                        --------
Financial Services (22.1%):
             45 Aflac, Inc. .....................................          1,924
             98 American Financial Group ........................          3,700
             71 AmSouth Bancorporation ..........................          3,415
            122 A.G. Edwards, Inc. (b) ..........................          4,102
            143 Bancorp Hawaii, Inc. ............................          6,014
            250 Bear Stearns Companies, Inc. ....................          6,979
             97 Central Fidelity Banks, Inc. ....................          2,495
            105 Charter One Financial, Inc. .....................          4,410
             90 First American Bank Corp. (b) ...................          5,411
            128 First Security Corp. ............................          4,320
             50 First Virginia Banks, Inc. ......................          2,394
             89 Firstar Corp. ...................................          4,646
             35 Gatx Corp. (b) ..................................          1,698
             55 Mercantile Bancorporation (b) ...................          2,841
             97 Mercantile Bankshares Corp. .....................          3,104
             40 Mid Ocean Ltd. ..................................          2,100
            192 Northern Trust Corp. ............................          6,960
             62 Onbancorp, Inc. (b) .............................          2,302
            122 Paine Webber Group, Inc. ........................          3,426
            122 Progressive Corp.-Ohio ..........................          8,220
             57 Provident Companies, Inc. (b) ...................          2,733
            132 Regions Financial Corp. .........................          6,823
            250 Southtrust Corp. ................................          8,719
            130 State Street Boston Corp. .......................          8,385
             43 Transatlantic Holdings, Inc. (b) ................          3,462
            100 Washington Mutual, Inc. .........................          4,331
             71 Wilmington Trust Corp. ..........................          2,805
                                                                        --------
                                                                         117,719
                                                                        --------
Health Care (5.3%):
             60 Bard C.R., Inc. .................................          1,680
             40 Bausch & Lomb, Inc. .............................          1,400
             38 Becton Dickinson & Co. (b) ......................          1,648
             74 Bergen Brunswig Corp. ...........................          2,109
             50 Biomet (b)(c) ...................................            756
             74 Forest Laboratories, Class A (c) ................          2,424
             85 Foundation Health Corp. (b) .....................          2,699
             50 Hillenbrand Industry, Inc. ......................          1,812

CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                     SECURITY                                  MARKET
  AMOUNT                      DESCRIPTION                                 VALUE
-----------  ----------------------------------------------------      ---------
COMMON STOCKS, CONTINUED:
Health Care, continued:
            107 McKesson Corp. .................................         $ 5,992
             40 Pacificare Health (b)(c) .......................           3,410
            130 Vencor, Inc. (c) ...............................           4,111
                                                                         -------
                                                                          28,041
                                                                         -------
Multi-Industry (0.0%):
             13 Echelon International (c) ......................             208
                                                                         -------
Raw Materials (6.3%):
            100 Albemarle Corp. (b) ............................           1,813
            110 Allegheny Teledyne, Inc. .......................           2,530
            165 Alumax, Inc. (c) ...............................           5,490
             28 Brush Wellman, Inc. ............................             459
             94 Cabot Corp. ....................................           2,362
             96 Crompton & Knowles Corp. .......................           1,848
             80 Ferro Corp. ....................................           2,270
             90 Hanna (M.A.) Co. ...............................           1,969
             70 IMC Global, Inc. (b) ...........................           2,750
             46 Nalco Chemical Co. .............................           1,662
             64 Pall Corp. (b) .................................           1,632
             35 Phelps Dodge Corp. .............................           2,363
             30 Quanex Corp. ...................................             821
            130 Schulman, Inc. .................................           3,185
             27 Sigma-Aldrich Corp. ............................           1,686
             55 Wellman, Inc. ..................................             942
                                                                         -------
                                                                          33,782
                                                                         -------
Retail (5.0%):
            128 Best Buy (c) ...................................           1,357
             64 Carson Pirie Scott & Co. (c) ...................           1,616
             88 Cracker Barrel .................................           2,233
            115 Family Dollar Stores ...........................           2,343
             60 Fred Meyer, Inc. (c) ...........................           2,144
             90 Hannaford Brothers Co. .........................           3,060
             64 Lands End (c) ..................................           1,696
            274 Officemax, Inc. (c) ............................           2,911
            112 Revco Drug Stores, Inc. (c) ....................           4,144
             74 Sbarro, Inc. ...................................           1,887
             41 Smith's Food & Drug (c) ........................           1,263
             80 Waban, Inc. (b)(c) .............................           2,080
                                                                         -------
                                                                          26,734
                                                                         -------
Shelter (1.7%):
             74 Consolidated Papers, Inc. ......................           3,635
            103 Kaufman & Broad Home Corp. .....................           1,326
             59 Pentair ........................................           1,903
             52 Rayonier, Inc. .................................           1,996
                                                                         -------
                                                                           8,860
                                                                         -------
Technology (6.3%):
             68 Analog Devices, Inc. (b)(c) ....................           2,304
             94 Arrow Electronics, Inc. (c) ....................           5,029

COMMON STOCKS, CONTINUED:
Technology, continued:
            110 Avnet, Inc. .......................................      $ 6,408
             40 Harris Corp. ......................................        2,745
             77 Litton Industries, Inc. (b)(c) ....................        3,667
             92 Orbital Sciences Corp. (c) ........................        1,587
             42 Rohr Industries, Inc. (c) .........................          950
             90 Seagate Technology, Inc. (c) ......................        3,555
             93 Storage Technology Corp. (b)(c) ...................        4,443
             40 Stratus Computer (c) ..............................        1,090
             70 Teradyne, Inc. (c) ................................        1,706
                                                                         -------
                                                                          33,484
                                                                         -------
Transportation (0.8%):
             50 Airnet Systems, Inc. (c) ..........................          737
             80 APL Limited .......................................        1,890
            105 Yellow Corp. (c) ..................................        1,509
                                                                         -------
                                                                           4,136
                                                                         -------
Utilities (26.5%):
            106 AGL Resources .....................................        2,239
            250 Allegheny Power Systems, Inc. .....................        7,585
            104 American Water Works, Inc. ........................        2,145
             83 Brooklyn Union Gas ................................        2,500
             55 Calenergy, Inc. (c) ...............................        1,849
            220 Central & South West Corp. ........................        5,637
            101 Century Telephone Enterprises .....................        3,131
            102 Cinergy Corp. .....................................        3,404
            190 CMS Energy Corp. (b) ..............................        6,389
            112 Delmarva Power & Light ............................        2,286
            270 Edison International ..............................        5,366
             62 El Paso Natural Gas ...............................        3,136
            200 Florida Progress Corp. ............................        6,450
            100 General Public Utilities Corp. (b) ................        3,362
             62 Idaho Power Co. ...................................        1,930
            130 Illinova Corp. (b) ................................        3,575
             42 Indiana Energy, Inc. ..............................        1,024
            110 Kansas City Power & Light .........................        3,135
            242 L G & E Energy Corp. ..............................        5,929
            135 MCN Corp. .........................................        3,898
            198 Midamerican Energy Holdings Co. ...................        3,143
             50 Montana Power Co. .................................        1,069
             71 National Fuel Gas Co. .............................        2,929
            150 New York State Electric & Gas .....................        3,244
            180 Nextel Communications, Inc., Class A (c) ..........        2,351
            103 Nipsco Industries, Inc. ...........................        4,081
             66 Oklahoma Gas & Electric Co. .......................        2,743
            130 Pinnacle West Capital .............................        4,128
             85 Portland General Corp. ............................        3,570
            110 Potomac Electric Power Co. ........................        2,833
            110 Public Service Co. of Colorado ....................        4,276
             72 Public Service New Mexico .........................        1,413
             78 Questar Corp. .....................................        2,866



CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                     SECURITY                                  MARKET
  AMOUNT                      DESCRIPTION                                 VALUE
-----------  ----------------------------------------------------      ---------
COMMON STOCKS, CONTINUED:
Utilities, continued:
            106 Southern New England Telecommunications, Inc. .....     $  4,121
             66 Southwestern Public Service Co. ...................        2,335
            200 Teco Energy, Inc. .................................        4,825
            104 Telephone & Data Systems, Inc. ....................        3,770
             71 Union Electric Co. (b) ............................        2,734
            201 Wisconsin Energy Corp. ............................        5,402
            100 Worldcom, Inc. (b) ................................        2,606
             56 WPL Holdings, Inc. ................................        1,572
                                                                        --------
                                                                         140,981
                                                                        --------
   Total Common Stocks ............................................      528,861
                                                                        --------
REPURCHASE AGREEMENTS (0.7%):
   $3,790  Lehman Brothers, 7.02%, 1/2/97
           (Collateralized by $3,800, various U.S.
           Government Agencies, 7.88%, 4/28/04,
           market value-$3,865)....................................     $  3,790
                                                                        --------
   Total Repurchase Agreements                                             3,790
                                                                        --------
Total (Cost-$463,484)                                                   $532,651
                                                                        ========

----------

Percentages indicated are based on net assets of $532,762.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $506. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation                     $78,670
          Unrealized depreciation................     (10,009)
                                                      -------
          Net unrealized appreciation............     $68,661
                                                      =======

(b)  A portion of this security was loaned as of December 31, 1996.
(c)  Non-income producing securities.


See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS,                             DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                     SECURITY                                  MARKET
  AMOUNT                      DESCRIPTION                                 VALUE
-----------  ----------------------------------------------------      ---------
COMMON STOCKS (97.3%):
Business Equipment & Services (4.7%):
            350 Automatic Data Processing, Inc. (b) ..............      $ 15,006
             45 Computer Science Corp. (c) .......................         3,696
            175 Electronic Data Systems Corp. ....................         7,569
            200 Interpublic Group Cos., Inc. .....................         9,500
            265 WMX Technologies, Inc. ...........................         8,646
                                                                        --------
                                                                          44,417
                                                                        --------
Capital Goods (9.4%):
            150 Emerson Electric Co. .............................        14,512
            120 Fluor Corp. ......................................         7,530
            410 General Electric Co. .............................        40,539
            100 Illinois Tool Works (b) ..........................         7,988
            140 Ingersoll Rand Co. ...............................         6,230
            185 Molex, Inc. (b) ..................................         7,238
             75 Tyco International Ltd. ..........................         3,966
                                                                        --------
                                                                          88,003
                                                                        --------
Consumer Non-Durable (20.4%):
            235 Anheuser Busch Cos., Inc. ........................         9,400
            160 Colgate-Palmolive Co. ............................        14,760
            140 CPC International ................................        10,850
            100 Duracell .........................................         6,987
            170 Eastman Kodak Co. ................................        13,642
            165 Hershey Foods Corp. ..............................         7,219
            300 H.J. Heinz Co. ...................................        10,725
            150 International Flavors & Fragrances, Inc. .........         6,750
            450 PepsiCo, Inc. ....................................        13,162
            245 Philip Morris Cos., Inc. .........................        27,593
            120 Pioneer Hi Bred Intl .............................         8,400
            220 Proctor & Gamble Co. .............................        23,650
            120 Sara Lee Corp. ...................................         4,470
            395 The Coca-Cola Co. ................................        20,787
             75 Unilever N V NY Shares (b) .......................        13,144
                                                                        --------
                                                                         191,539
                                                                        --------
Consumer Services (5.1%):
            180 Gannett, Inc. ....................................        13,477
             30 Hilton Hotels Corp. ..............................           784
            240 McGraw-Hill, Inc. ................................        11,070
            225 Time Warner, Inc. ................................         8,437
            210 Walt Disney Co. ..................................        14,621
                                                                        --------
                                                                          48,389
                                                                        --------
Energy (3.3%):
            120 Halliburton Co. ..................................         7,230
             40 Mobil Corp. ......................................         4,890
             95 Schlumberger Ltd. ................................         9,488
            127 Union Pacific Resources Group, Inc. (b) ..........         3,716
            150 Unocal Corp. (b) .................................         6,094
                                                                        --------
                                                                          31,418
                                                                        --------
COMMON STOCKS, CONTINUED:
Financial Services (4.9%):
            175 American International Group ....................       $ 18,944
             90 Federal National Mortgage Assoc .................          3,352
             80 J.P. Morgan & Co., Inc. .........................          7,810
             80 Marsh & McLennan Co. ............................          8,320
            165 USBancorp (b) ...................................          7,415
                                                                        --------
                                                                          45,841
                                                                        --------
Health Care (16.3%):
            375 Abbott Labs .....................................         19,031
            300 Alza (b)(c) .....................................          7,763
             80 Amgen, Inc. (c) .................................          4,350
             50 Bard C.R., Inc. .................................          1,400
            100 Biomet (b) ......................................          1,513
            188 Cardinal Health, Inc. ...........................         10,922
            165 Columbia/HCA Healthcare Corp. ...................          6,724
            260 Elan Corp. PLC (b)(c) ...........................          8,645
            120 Eli Lilly & Co. .................................          8,760
            365 Johnson & Johnson ...............................         18,159
            225 Medtronic, Inc. .................................         15,300
            380 Merck & Co., Inc. ...............................         30,115
            175 Pfizer, Inc. ....................................         14,503
            100 Schering-Plough Corp. ...........................          6,475
                                                                        --------
                                                                         153,660
                                                                        --------
Multi-Industry (1.4%):
            160 Minnesota Mining & Manufacturing Co. ............         13,260
                                                                        --------
Raw Materials (3.4%):
            145 Air Products & Chemical, Inc. ...................         10,023
             90 Dow Chemical Co. ................................          7,054
            150 Nalco Chemical Co. ..............................          5,419
            375 Pall Corp. ......................................          9,563
                                                                        --------
                                                                          32,059
                                                                        --------
Retail (6.4%):
            100 Gap, Inc. .......................................          3,013
            250 Home Depot, Inc. (b) ............................         12,531
            125 May Department Stores Co. .......................          5,844
            280 McDonald's Corp. ................................         12,670
            250 Walgreen Co. ....................................         10,000
            700 Wal-mart Stores, Inc. ...........................         16,012
                                                                        --------
                                                                          60,070
                                                                        --------
Shelter (1.6%):
             40 Consolidated Papers, Inc. .......................          1,965
            140 Kimberly Clark Corp. ............................         13,335
                                                                        --------
                                                                          15,300
                                                                        --------
Technology (13.7%):
             90 Cabletron Systems (c) ...........................          2,992
            210 Cisco Systems, Inc. (c) .........................         13,361
             50 Computer Assoc. International, Inc. .............          2,488


CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                     SECURITY                                  MARKET
  AMOUNT                      DESCRIPTION                                 VALUE
-----------  ----------------------------------------------------      ---------
COMMON STOCKS, CONTINUED:
Technology, continued:
            270 Hewlett-Packard Co. ............................       $  13,567
            260 Intel Corp. ....................................          34,044
             40 International Business Machines ................           6,040
            180 Lucent Technologies, Inc. ......................           8,325
            350 Microsoft Corp. (c) ............................          28,918
             45 Northern Telecom, Ltd (b) ......................           2,784
            220 Oracle Corp. (b)(c) ............................           9,185
            115 Texas Instruments, Inc. (b) ....................           7,331
                                                                       ---------
                                                                         129,035
                                                                       ---------
Transportation (0.8%):
            130 Union Pacific Corp. ............................           7,816
                                                                       ---------
Utilities (5.7%):
            280 Alltel Corp. ...................................           8,785
            250 AT&T Corp. .....................................          10,875
             70 Consolidated Natural Gas Co. ...................           3,867
             30 Enron Corp. ....................................           1,294
COMMON STOCKS, CONTINUED:
Utilities, continued:
            300 GTE Corp. ......................................       $  13,650
            200 SBC Communications, Inc. (b) ...................          10,350
            200 Worldcom, Inc. (c) .............................           5,213
                                                                       ---------
                                                                          54,034
                                                                       ---------
   Total Common Stocks                                                   914,841
                                                                       ---------
REPURCHASE AGREEMENTS (2.7%):
   $24,936     Lehman Brothers, 7.02%, 1/2/97
               (collaterized by $24,760 various U.S.
               Government Securities 4.35%-8.06%,
               1/15/97-3/24/10, market value-
               $25,426).........................................          24,936
                                                                       ---------
   Total Repurchase Agreements                                            24,936
                                                                       ---------
Total (Cost-$737,976)                                                  $ 939,777
                                                                       =========

----------

Percentages indicated are based on net assets of $940,485.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $238. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation...........................  $209,003
          Unrealized depreciation...........................    (7,440)
                                                              --------
          Net unrealized appreciation.......................  $201,563
                                                              ========


(b)  A portion of this security was loaned as of December 31, 1996.
(c)  Non-income producing securities.


See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                     SECURITY                                  MARKET
  AMOUNT                      DESCRIPTION                                 VALUE
-----------  ----------------------------------------------------      ---------
COMMON STOCKS (89.8%):
Business Equipment & Services (15.1%):
            146 AES Corp. (c)(b) .................................       $ 6,798
            139 America Online, Inc. (b)(c) ......................         4,622
             11 Aurum Software, Inc. (b) .........................           243
             93 Cintas Corp. .....................................         5,481
            297 Equifax, Inc. ....................................         9,090
            104 Fiserv, Inc. (b) .................................         3,807
             50 HNC Software, Inc. (b)(c) ........................         1,581
              8 Imnet Systems, Inc. (b)(c) .......................           194
             86 Manpower, Inc. ...................................         2,805
            117 Office Depot, Inc. (b) ...........................         2,068
             91 Olsten Corp. (c) .................................         1,376
            145 Omnicom Group ....................................         6,643
            176 Paychex, Inc. ....................................         9,027
            195 Reynolds & Reynolds Co. ..........................         5,060
            488 Staples, Inc. (b)(c) .............................         8,822
            146 Sterling Commerce, Inc. (b)(c) ...................         5,162
             29 Telespectrum Worldwide, Inc. (b)(c) ..............           456
            108 Trusted Information Systems (b) ..................         1,156
             30 United Waste Systems, Inc. (b) ...................         1,031
            169 U.S.A. Waste Services, Inc. (b)(c) ...............         5,377
             40 Verifone, Inc. (b)(c) ............................         1,180
            151 Viking Office Products (b) .......................         4,032
             72 Wallace Computer Services ........................         2,470
                                                                         -------
                                                                          88,481
                                                                         -------
Capital Goods (4.4%):
             47 Crane Co. ........................................         1,366
             94 Diebold, Inc. ....................................         5,888
             30 Fastenal (c) .....................................         1,350
             43 Federal Signal Corp. .............................         1,120
             45 Precision Castparts Co. ..........................         2,218
            100 Sundstrand Corp. (c) .............................         4,250
            153 Thermo Electron Corp. (b)(c) .....................         6,324
             56 York International Corp. .........................         3,129
                                                                         -------
                                                                          25,645
                                                                         -------
Consumer Durable (2.2%):
            111 Danaher Corp. ....................................         5,157
            160 Harley-Davidson, Inc. ............................         7,515
                                                                         -------
                                                                          12,672
                                                                         -------
Consumer Non-Durable (2.9%):
             65 Dole Food Co. ....................................         2,185
             73 Imation Corp. (b) ................................         2,045
             96 Jones Apparel Group, Inc. (b) ....................         3,595
             41 Lancaster Colony Corp. ...........................         1,900
             73 Nine West Group, Inc. (b)(c) .....................         3,362
             40 Payless Shoesource, Inc. (b) .....................         1,500
             61 Tambrands, Inc. (c) ..............................         2,477
                                                                         -------
                                                                          17,064
                                                                         -------
COMMON STOCKS, CONTINUED:
Consumer Services (4.2%):
             76 Belo (A.H.) Corp., Series A ......................       $ 2,657
            165 Callaway Golf Co. ................................         4,735
            134 Circus Circus Entertainment (b) ..................         4,613
            236 International Game Technologies ..................         4,311
            312 Mirage Resorts (b) ...............................         6,747
             25 Scholastic Corp. (b) .............................         1,681
                                                                         -------
                                                                          24,744
                                                                         -------
Energy (7.0%):
            108 Anadarko Petroleum Corp. .........................         7,012
             30 BJ Services Co. (b)(c) ...........................         1,530
            130 Ensco International, Inc. (b) ....................         6,320
            327 Global Marine, Inc. ..............................         6,736
            134 Nabors Industries, Inc. (b) ......................         2,585
            104 Noble Affiliates, Inc. ...........................         4,989
             69 Smith International, Inc. (b) ....................         3,096
            110 Tidewater, Inc. (c) ..............................         4,955
             47 Transocean Offshore, Inc. ........................         2,943
             30 Varco International, Inc. (b) ....................           694
                                                                         -------
                                                                          40,860
                                                                         -------
Financial Services (10.0%):
            224 Aflac, Inc. ......................................         9,567
             50 Amresco, Inc. ....................................         1,338
            169 Franklin Resources, Inc. .........................        11,528
             70 Imperial Credit Industries, Inc. (b) .............         1,462
            138 Price (T. Rowe) Associates .......................         6,020
            341 Schwab (Charles) Corp. (b)(c) ....................        10,912
            149 Summit Bancorp ...................................         6,519
            249 SunAmerica, Inc. (c) .............................        11,067
                                                                         -------
                                                                          58,413
                                                                         -------
Health Care (11.5%):
             71 Apria Healthcare Group, Inc. (b) .................         1,337
             20 Biochem Pharma, Inc. (b) .........................         1,005
            181 Biogen, Inc. (b) .................................         7,029
            192 Cardinal Health, Inc. (c) ........................        11,201
            137 Centocor (b) .....................................         4,894
             65 Cephalon, Inc. (b) ...............................         1,333
            362 Chiron Corp. (b)(c) ..............................         6,746
             50 Dynamic Healthcare Tech, Inc. ....................           238
             25 Genzyme Corp., General Division (b) ..............           544
             88 Health Care & Retirement Corp. (b) ...............         2,516
             61 Healthcare Compare Corp. .........................         2,572
             97 Healthsource, Inc. (b)(c) ........................         1,271
            329 Healthsouth Corp. (b)(c) .........................        12,715
            205 Mylan Laboratories (b) ...........................         3,429
            108 Nellcor Puritan Bennett, Inc. (b)(c) .............         2,363
             40 R.P. Scherer Corp. (b) ...........................         2,010



CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES OR
 PRINCIPAL                     SECURITY                                  MARKET
  AMOUNT                      DESCRIPTION                                 VALUE
-----------  ----------------------------------------------------      ---------
COMMON STOCKS, CONTINUED:
Health Care, continued:
             79 Stryker Corp. (c) ...............................       $  2,357
             80 Watson Pharmaceutical, Inc. (b) .................          3,595
                                                                        --------
                                                                          67,155
                                                                        --------
Multi-Industry (0.5%):
             14 Advanced Fibre Communication (b) ................            779
             48 Dominick's Supermarkets, Inc. (b) ...............          1,044
             21 Saville Systems Ireland - ADR (b) ...............            833
                                                                        --------
                                                                           2,656
                                                                        --------
Raw Materials (2.6%):
            126 Airgas, Inc. (b) ................................          2,763
             55 Crompton & Knowles Corp. ........................          1,059
             40 Georgia Gulf Corp. ..............................          1,083
            159 IMC Global, Inc. (b)(c) .........................          6,229
            118 Lyondell Petrochemical (c) ......................          2,587
             80 RPM, Inc. (c) ...................................          1,360
                                                                        --------
                                                                          15,081
                                                                        --------
Retail (5.3%):
            130 Bed Bath & Beyond, Inc. (b) .....................          3,140
            115 Claire's Stores, Inc. ...........................          1,492
            154 Consolidated Stores (b) .........................          4,959
            211 Dollar General ..................................          6,764
            112 Kohl's Corp. (b) ................................          4,388
             60 Lands End .......................................          1,590
             80 Lone Star Steakhouse & Saloon (b)(c) ............          2,127
             69 Outback Steakhouse (b) ..........................          1,840
            234 Sunglass Hut International, Inc. (b) ............          1,693
             76 Tiffany & Co. ...................................          2,776
                                                                        --------
                                                                          30,769
                                                                        --------
Shelter (2.8%):
            161 Clayton Homes, Inc. .............................          2,175
             45 Hon Industries ..................................          1,485
            152 Leggett & Platt, Inc. ...........................          5,246
             80 Redwood Trust, Inc. .............................          2,976
             81 Sealed Air Corp. (b)(c) .........................          3,355
             37 Sonoco Products Co. .............................            957
                                                                        --------
                                                                          16,194
                                                                        --------
Technology (18.2%):
             10 3Com Corp. (b) ..................................            734
            221 ADC Telecommunications, Inc. (b) ................          6,876
             80 Adobe Systems, Inc. .............................          2,971
             30 Altera Corp. (c)(b) .............................          2,166
            143 American Power Conversion (b) ...................          3,897
            220 Analog Devices, Inc. (b) ........................          7,442
            180 BMC Software (b) ................................          7,464
            207 Cadence Design Systems, Inc. (b) ................          8,228

COMMON STOCKS, CONTINUED:
Tehnology, continued:
             27 Cisco Systems, Inc. (b) .........................       $  1,737
             71 Compuware Corp. (b) .............................          3,549
             96 Electronic Arts (b)(c) ..........................          2,880
             91 Informix Corp. (b) ..............................          1,844
            100 Ingram Micro, Inc. (b) ..........................          2,300
            119 Intel Corp. .....................................         15,608
              2 International Business Machines .................            332
             76 Linear Technology Corp. .........................          3,335
             20 Lucent Technologies, Inc. .......................            925
             74 Maxim Integrated Products, Inc. (b) .............          3,188
             61 Micro Warehouse, Inc. (b) .......................            717
             85 Octel Communications Corp. (b) ..................          1,489
            241 Parametric Technology Corp. (b) .................         12,371
             20 Peoplesoft, Inc. (b) ............................            959
             15 Puma Technology, Inc. (b) .......................            259
             85 Solectron Corp. (b)(c) ..........................          4,526
             75 Structural Dynamics (b) .........................          1,500
            108 U.S. Robotics Corp. .............................          7,769
             36 Xilinx, Inc. (b)(c) .............................          1,340
                                                                        --------
                                                                         106,406
                                                                        --------
Transportation (0.7%):
            127 Illinois Central Corp. .............................       4,054
                                                                        --------
Utilities (2.7%):
            147 360 Communications Co. (b) .........................       3,409
            289 Frontier Corp. .....................................       6,545
            421 Nextel Communications, Inc., Class A (b) ...........       5,499
             20 Seagull Energy Corp. (b) ...........................         440
                                                                        --------
                                                                          15,893
                                                                        --------
   Total Common Stocks                                                   526,087
                                                                        --------
CALL OPTIONS (1.4%):
             80 International Business Machines, Strike
                    Price $110, Expiring 1/19/98 ..................        3,760
             60 Intel, Strike Price $95, Expiring 1/20/97 .........        2,190
             60 Intel, Strike Price $95, Expiring 4/21/97 .........        2,265
                                                                        --------
   Total Options ..................................................        8,215
                                                                        --------
   Total Investments, at value ....................................      534,302
                                                                        --------
REPURCHASE AGREEMENTS (9.4%):
   $55,267   Lehman Brothers, 7.02%, 1/2/97,
               (collateralized by $56,195 Federal
               Home Loan Bank Notes, 6.54%-6.57%,
               12/4/00, market value $56,369)......................       55,267
                                                                        --------
   Total Repurchase Agreements                                            55,267
                                                                        --------
Total (Cost-$550,336)(a)                                                $589,569
                                                                        ========

----------
Percentages indicated are based on net assets of $585,798.


CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)


(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $12,662. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation.....................     $51,242
               Unrealized depreciation.....................     (24,671)
                                                                -------
               Net unrealized appreciation.................     $26,571
                                                                =======


(b)  Non-income producing securities.
(c)  A portion of this security was loaned as of December 31, 1996.




See notes to financial statements.

--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS
GULF SOUTH GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)



   SHARES OR
   PRINCIPAL                        SECURITY                                   MARKET
    AMOUNT                         DESCRIPTION                                  VALUE
------------- --------------------------------------------------------        --------
COMMON STOCKS (95.8%):
Business Equipment & Services (12.1%):
             70 Accustaff, Inc. (c)...................................       $  1,479
             70 Acxiom Corp. (c)......................................          1,680
             50 Affinity Technology Group (c).........................            325
             25 Billing Information Concepts (c)......................            719
            100 Communications Central, Inc. (c)......................            775
             40 Computational Systems, Inc. (c).......................            770
             60 Concord EFS, Inc. (c).................................          1,695
             26 Envoy Corp. (c).......................................            975
             45 Imnet Systems, Inc. (b)(c)............................          1,091
             20 Norrell Corp. ........................................            545
             30 Nova Corp. (c)........................................            664
             60 Zebra Technologies, Class A (c).......................          1,402
                                                                             --------
                                                                               12,120
                                                                             --------
Capital Goods (3.2%):
             20 Blount International, Inc. ...........................            768
             15 Ionics, Inc. (c)......................................            720
             40 Kuhlman Corp. (c).....................................            775
             28 Wolverine Tube, Inc. .................................            973
                                                                             --------
                                                                                3,236
                                                                             --------
Consumer Durable (1.8%):
             90 Miller Industries, Inc. (c)...........................          1,800
                                                                             --------
Consumer Non-Durable (8.7%):
             15 Coca-Cola Bottling Co. ...............................            731
             60 Conso Products Co. (c)................................            773
             20 Dekalb Genetics Corp. ................................          1,020
             50 Finish Line, Class A (b)(c)...........................          1,056
             30 Foodbrands America, Inc. (c)..........................            412
             25 Gadzooks, Inc. (c)....................................            456
             25 K & G Men's Center, Inc. (c)..........................            650
             35 Mohawk Industries Co. (c).............................            770
             15 Nautica Enterprises, Inc. (c).........................            379
             12 Richfood Holdings.....................................            291
             18 Smithfield Foods, Inc. (c)............................            684
             30 Westpoint Stevens, Inc. ..............................            896
             20 Wolverine World Wide, Inc. ...........................            580
                                                                             --------
                                                                                8,698
                                                                             --------
Consumer Services (6.7%):
             50 Action Performance Co., Inc. (c)......................            900
             15 Central Parking Corp. ................................            502
             35 International Family Entertainment, Class B (c).......            543
             25 International Speedway Corp. (c)......................            513
             23 Regal Cinemas, Inc. (b)...............................            692
             20 Speedway Motorsports, Inc. (c)........................            420
             75 Stewart Enterprises, Inc., Class A....................          2,550
             30 Sturm, Ruger & Co. ...................................            581
                                                                             --------
                                                                                6,701
                                                                             --------
COMMON STOCKS, CONTINUED:
Energy (14.2%):
             29 Benton Oil & Gas Co. (c)..............................           $647
             20 Falcon Drilling Co., Inc. (c).........................            785
             40 Halter Marine Group, Inc. (c).........................            550
             35 Input/Output, Inc. (c)................................            648
             63 Maverick Tube Corp. (c)...............................            797
             25 Newpark Resources, Inc. (c)...........................            931
             20 Nuevo Energy Co. (b)(c)...............................          1,040
             70 Offshore Energy Development (c).......................          1,068
             75 Pride Petroleum Services, Inc. (b)(c).................          1,744
             20 Seacor Holdings, Inc. (c).............................          1,260
             15 Seitel, Inc. (c)......................................            600
             32 Stone Energy Corp. (c)................................            956
             45 Trico Marine Services, Inc. (c).......................          2,160
             20 United Meridian Corp. (c).............................          1,035
                                                                             --------
                                                                               14,221
                                                                             --------
Financial Services (17.1%):
             50 Alabama National Bankcorp.............................            888
             50 Amresco, Inc. (c).....................................          1,337
             50 Bankunited Financial Corp. ...........................            500
             20 CCB Financial Corp. ..................................          1,365
              1 Colonial BancGroup, Inc. .............................             28
             13 Cooperative Bankshares, Inc. (c)......................            263
             23 Cullen/Frost Bankers, Inc. ...........................            765
             22 Deposit Guaranty Corp. ...............................            682
             50 Eagle Bancshares, Inc. ...............................            775
             40 Emergent Group, Inc. (c)..............................            420
             15 First American Corp. .................................            864
             40 First Financial Holdings, Inc. .......................            900
             20 HFNC Financial Corp. (b)..............................            357
             50 Olympic Financial Ltd. (c)............................            719
             25 Protective Life Corp. ................................            997
              5 Seacoast Banking Corp., Inc. .........................            128
             35 Sirrom Capital Corp. .................................          1,286
             38 Triad Guaranty, Inc. (c)..............................          1,078
             40 Union Planters Corp. (b)..............................          1,560
             60 United Cos. Financial Corp. ..........................          1,597
             18 Whitney Holding Corp. ................................            637
                                                                             --------
                                                                               17,146
                                                                             --------
Health Care (7.6%):
             50 Cryolife, Inc. (c)....................................            625
             25 Gulf South Medical Supply (c).........................            641
             23 IDEXX Laboratories, Inc. (c)..........................            828
             50 Immucor, Inc. (c).....................................            488
             24 Intercardia, Inc. (c).................................            516
             15 Invacare Corp. .......................................            412
             75 Nabi, Inc. (c)........................................            656
             30 Phycor, Inc. (b)(c)...................................            851
             25 Phymatrix, Inc. (b)(c)................................            356
             30 Rexall Sundown, Inc. (c)..............................            816

CONTINUED

--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS
GULF SOUTH GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

   SHARES OR
   PRINCIPAL                        SECURITY                                   MARKET
    AMOUNT                         DESCRIPTION                                  VALUE
------------- --------------------------------------------------------        --------
COMMON STOCKS, CONTINUED:
Health Care, continued:
             42 Sano Corp. (c)........................................        $    641
             25 Sofamor Danek Group, Inc. (c).........................             763
                                                                              --------
                                                                                 7,593
                                                                              --------
Raw Materials (3.3%):
             24 Caraustar Industries, Inc. ...........................             798
             25 Chemfirst, Inc. (c)...................................             562
             20 Cytec Industries, Inc. (c)............................             813
              8 Mississippi Chemical Corp. ...........................             200
             35 Quanex Corp. .........................................             958
                                                                              --------
                                                                                 3,331
                                                                              --------
Retail (2.4%):
             30 Hibbet Sporting Goods, Inc. (c).......................             435
             25 Landry's Seafood Restaurants, Inc. (c)................             534
             20 Proffitts, Inc. (c)...................................             738
             35 Stein Mart, Inc. (c)..................................             709
                                                                              --------
                                                                                 2,416
                                                                              --------
Shelter (2.2%):
             20 Ethan Allen Interiors, Inc. ..........................             770
             34 Oakwood Homes Corp. (b)...............................             778
             55 Southern Energy Homes, Inc. (c).......................             632
                                                                              --------
                                                                                 2,180
                                                                              --------
Technology (12.3%):
             26 Adtran, Inc. (b)(c)...................................           1,079
             20 Aspect Telecommunications, Inc. (c)...................           1,270
             25 Benchmark Electronics, Inc. (c).......................             750
             40 Coherent Communication System Corp. (c)...............             780
             30 Datastream Systems, Inc. (c)..........................             540
             41 Harbinger Corp. (c)...................................           1,076
             25 Micros Systems, Inc. (c)..............................             769
             60 Network General Corp. (c).............................           1,815
             37 SCI Systems, Inc. (b)(c)..............................           1,651
             45 Symmetricom, Inc. (c).................................             894
             30 Tech Data Corp. (c)...................................             821
             25 Tessco Technologies, Inc. (c).........................             919
                                                                              --------
                                                                                12,364
                                                                              --------
Transportation (1.7%):
             30 Atlantic Southeast Airlines, Inc. ....................             656
             25 Heartland Express, Inc. (c)...........................             609
             25 MS Carriers, Inc. (c).................................             400
                                                                              --------
                                                                                 1,665
                                                                              --------
Utilities (2.5%):
             18 K N Energy, Inc. .....................................             707
             30 LCI International, Inc. (b)(c) .......................             645
             60 Network Long Distance, Inc. (c).......................             480
             45 Southwestern Energy Co. ..............................             681
                                                                              --------
                                                                                 2,513
                                                                              --------
          Total Common Stocks                                                   95,984
                                                                              --------
          Total Investments, at value                                           95,984
                                                                              --------
REPURCHASE AGREEMENTS (4.2%):
         $4,231 Lehman Brothers, 7.02%, 1/2/97
                (Collateralized by $4,360, various U.S.
                Government Agencies, 5.78%-6.39%,
                7/2/03-10/22/03, market value-
                $4,316)..............................................            4,231
                                                                              --------
          Total Repurchase Agreements................................            4,231
                                                                              --------
        Total (Cost-$81,453)(a)......................................         $100,215
                                                                              ========

-----

Percentages indicated are based on net assets of $100,203.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.......................     $22,537
          Unrealized depreciation.......................     (3,775)
                                                             -------
          Net unrealized appreciation...................     $18,762
                                                             =======

(b)  A portion of this security was loaned as of December 31, 1996.

(c)  Non-income producing securities.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS (96.8%):
ARGENTINA (0.8%):
Automotive (0.0%):
            24,666 CIADEA SA (b) ..................................       $  117
                                                                          ------
Beverages & Tobacco (0.0%):
               353 Buenos Aires Embottelladora SA,
                    Class B .......................................           67
                                                                          ------
Oil & Gas Exploration, Production & Services (0.4%):

           118,606 Perez Companc SA ...............................          834
            29,801 YPF Sociedad Anonima ...........................          753
                                                                          ------
                                                                           1,587
                                                                          ------
Telecommunications (0.4%):
           135,520 Telecom Argentina SA, Class B ..................          559
           291,680 Telefonicade Argentina SA, Class B .............          764
                                                                          ------
                                                                           1,323
                                                                          ------
   Total Argentina                                                         3,094
                                                                          ------
AUSTRALIA (2.1%):
Banking (0.6%):
           119,800 National Australia Bank Ltd. ...................        1,408
           170,900 Westpac Banking Corp., Ltd. ....................          972
                                                                          ------
                                                                           2,380
                                                                          ------
Broadcasting & Publishing (0.2%):
           156,600 News Corp., Ltd. ...............................          826
                                                                          ------
Building Products (0.4%):
           102,800 CSR Ltd. .......................................          359
           220,700 Boral Ltd. .....................................          628
           126,700 Pioneer International Ltd. .....................          377
                                                                          ------
                                                                           1,364
                                                                          ------
Diversified (0.0%):
            40,400 Southcorp Holdings Ltd. ........................          128
                                                                          ------

Metals & Mining (0.5%):
           104,520 Broken Hill Proprietary Co. Ltd. ...............        1,488
            34,600 Newcrest Mining Ltd. ...........................          137
            79,400 WMC Ltd. .......................................          500
                                                                          ------
                                                                           2,125
                                                                          ------
Metals (0.1%):
           229,000 M.I.M. Holdings Ltd. ...........................          320
            27,600 RGC Ltd. .......................................          123
                                                                          ------
                                                                             443
                                                                          ------
Real Estate (0.2%):
           138,000 General Property Trust .........................          269
            87,000 Stockland Trust Group ..........................          225
            81,100 Westfield Trust ................................          153
                                                                          ------
                                                                             647
                                                                          ------
COMMON STOCKS, CONTINUED:
AUSTRALIA, CONTINUED:
Retail Stores/Catalog (0.1%):
             102,130 Coles Myer Ltd. ................................     $  420
                                                                          ------
   Total Australia                                                         8,333
                                                                          ------
AUSTRIA (1.4%):
Airlines (0.1%):
             2,150  Austrian Airlines/Oesterreichische
                    Luftverskehrs AG (b) ............................        327
                                                                          ------
Automotive (0.0%):
             6,500 Steyr-Daimler-Puch AG (b) ........................        104
                                                                          ------
Banking & Financial Services (0.4%):
            13,650 Bank Austria AG ..................................      1,008
             1,950 Bank Austria AG, Participating Certificates ......         63
             6,050 Creditanstalt-Bankverein .........................        409
                                                                          ------
                                                                           1,480
                                                                          ------
Beverages & Tobacco (0.1%):
             3,000 Osterreichische Brau-Beteiligungs AG .............        204
                                                                          ------
Building Products (0.1%):
             2,830 Constantia Iso AG ................................         91
             1,575 Wienerberger Baustoffindustrie AG ................        305
                                                                          ------
                                                                             396
                                                                          ------
Chemicals (0.1%):
             4,050 Lenzing AG .......................................        258
                                                                          ------
Containers & Packaging (0.0%):
             3,140 Constantia Verpackungen AG .......................        165
                                                                          ------
Environmental Services (0.0%):
               900 BWT AG ...........................................         93
                                                                          ------
Insurance (0.2%):
             2,850 EA-Generali AG ...................................        841
                                                                          ------
Miscellaneous Manufacturing (0.1%):
             8,955 Radex-Heraklith Industriebeteiligungs
                    AG ..............................................        283
                                                                          ------
Oil & Gas Exploration, Production & Services (0.2%):
             7,050 OMV AG ...........................................        794
                                                                          ------
Utilities-Electric & Gas (0.1%):
             5,350 Osterreichische Elekrizitaitswirtschafts-
                     AG, Class A ....................................        400
                                                                          ------
      Total Austria                                                        5,345
                                                                          ------
BELGIUM (2.0%):
Banking (0.3%):
             1,472 Generale de Banque SA ............................        527
               935 Kredietbank NV ...................................        306
             1,302 Kredietbank VVPR .................................        405
                                                                          ------

CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
BELGIUM, CONTINUED:
                                                                          $1,238
                                                                          ------
Chemicals (0.2%):
             1,353 Solvay SA ........................................        827
                                                                          ------
Industrial Holding Company (0.1%):
             4,119 Groupe Bruxelles Lambert SA ......................        530
                                                                          ------
Insurance (0.2%):
             3,592 Fortis AG ........................................        576
             1,887 Royale Belge .....................................        389
                                                                          ------
                                                                             965
                                                                          ------
Merchandising (0.3%):
            18,051 Delhaize-Le Lion SA ..............................      1,071
                                                                          ------
Metals & Mining (0.1%):
             2,990 Union Miniere Group (b) ..........................        202
                                                                          ------
Oil & Gas Exploration, Production & Services (0.2%):
             2,236 PetroFina SA .....................................        711
                                                                          ------
Utilities-Electric & Gas (0.6%):
             9,224 Electrabel SA ....................................      2,181
                                                                          ------
   Total Belgium                                                           7,725
                                                                          ------
BRAZIL (0.5%):
Beverages & Tobacco (0.0%):
            41,000 Companhia Cervejaria Brahma (b) ..................         24
                                                                          ------
Chemicals (0.0%):
           242,000 Copesul-Companhia Pertoquimica do Sul ............         15
        36,151,000 White Martins SA .................................         52
                                                                          ------
                                                                              67
                                                                          ------
Glass Products (0.0%):
             5,000 Companhia Vidraria Santa Maria ...................         16
                                                                          ------
Steel (0.1%):
         1,955,100 Cia de Acos Especiais Itabira-Acesita ............          4
         3,589,000 Companhia Siderurgica Nacional ...................        102
             9,064 Companhia Vale do Rio Doce .......................        236
                                                                          ------
                                                                             342
                                                                          ------
Telecommunications (0.2%):
         5,392,819 Telecomunicacoes Brasileiras SA ..................        387
           828,000 Telecomunicacoes de Sao Paulo SA .................        179
                                                                          ------
                                                                             566
                                                                          ------
Tobacco (0.0%):
            13,000 Souza Cruz SA (b) ................................         85
                                                                          ------
Utilities-Electric & Gas (0.2%):
         1,211,000 Centrais Electricas Brasilieras SA ...............        434
           378,000 Centrais Electricas Brasilieras SA,
                     Class B ........................................        140

COMMON STOCKS, CONTINUED
BRAZIL, CONTINUED:
         3,516,000 Companhia Paranaense de Energia-Copel ............     $   37
           355,000 Light-Servicos de Electricidade SA ...............        126
                                                                          ------
                                                                             737
                                                                          ------
   Total Brazil                                                            1,837
                                                                          ------

DENMARK (1.7%):
Agriculture (0.0%):
             2,500 Korn-OG Foderstof Kompagniet A/S ..................       101
                                                                          ------

Banking & Financial Services (0.2%):
             6,700 Den Danske Bank ...................................       539
             5,600 Unidanmark A/S, Class A ...........................       290
                                                                          ------
                                                                             829
                                                                          ------
Beverages & Tobacco (0.2%):
             3,550 Carlsberg A/S, Class A ............................       239
             7,300 Carlsberg A/S, Class B ............................       493
                                                                          ------
                                                                             732
                                                                          ------
Commercial Services (0.0%):
             2,850 ISS International Service System A/S, Class B .....        75
                                                                          ------
Electrical & Electronic (0.0%):
               150 NKT Holding A/S ...................................         9
                                                                          ------
Engineering (0.1%):
             2,250 FLS Industries A/S, Class B .......................       288
                                                                          ------
Food & Household Products (0.1%):
             3,072 Royal Copenhagen A/S, Class A .....................       284
                                                                          ------
Food Products & Services (0.1%):
             2,750 Superfos A/S ......................................       347
                                                                          ------
Pharmaceuticals (0.6%):
            13,000 Novo Nordisk A/S, Class B .........................     2,446
                                                                          ------
Telecommunications (0.2%):
            12,650 Tele Danmark A/S, Class B .........................       697
                                                                          ------
Transportation & Shipping (0.2%):
                13 D/S 1912, Class B .................................       334
                 9 D/S Svendborg A/S, Class B ........................       337
               300 Lauritzen (J.) Holding A/S (b) ....................        35
                                                                          ------
                                                                             706
                                                                          ------
   Total Denmark                                                           6,514
                                                                          ------
FINLAND (1.0%):
Banking & Financial Services (0.1%):
           130,706 Merita Ltd., Class A (b) ..........................       405
                                                                          ------

Forest Products (0.1%):
            22,188 UPM-Kymmene Corp. (b) .............................       465
                                                                          ------



CONTINUED

--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT)     DECEMBER 31, 1996
(UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
FINLAND, CONTINUED:
Insurance (0.1%):
            10,500 Pohjola Insurance Group, Class B ...............       $  236
             3,200 Sampo Insurance Co. Ltd., Class A ..............          252
                                                                          ------
                                                                             488
                                                                          ------
Metals (0.1%):
            26,500 Outokumpo OY, Class A ..........................          451
                                                                          ------
Telecommunications (0.6%):
            24,600 Nokia AB, Class A ..............................        1,424
            13,600 Nokia AB, Class K ..............................          785
                                                                          ------
                                                                           2,209
                                                                          ------
   Total Finland                                                           4,018
                                                                          ------
FRANCE (10.6%):
Automotive (0.2%):
             6,150 PSA Peugeot ....................................          691
                                                                          ------
Banking (1.0%):
            19,400 Banque Nationale de Paris ......................          749
            19,950 Compagnie de Suez SA ...........................          847
            18,800 Compagnie Financiere de Paribas ................        1,269
             8,273 Societe Generale ...............................          893
                                                                          ------
                                                                           3,758
                                                                          ------
Beverages & Tobacco (0.8%):
             9,340 LVMH (Moet Hennessy Louis Vuitton) .............        2,603
             8,120 Pernod Ricard ..................................          448
                                                                          ------
                                                                           3,051
                                                                          ------
Broadcast/Cable (0.1%):
             2,650 Canal Plus .....................................          584
                                                                          ------
Building Products (0.4%):
             2,850 Imetal SA ......................................          420
            19,608 Lafarge SA .....................................        1,174
                                                                          ------
                                                                           1,594
                                                                          ------
Business Services (0.7%):
            16,750 Compagnie Generale des Eaux ....................        2,072
             7,236 Havas SA .......................................          507
                                                                          ------
                                                                           2,579
                                                                          ------
Chemicals (0.6%):
             7,375 L'Air Liquide ..................................        1,149
            34,000 Rhone-Poulenc SA ...............................        1,157
                                                                          ------
                                                                           2,306
                                                                          ------
Commercial Services (0.2%):
             1,300 Sodexho SA .....................................          723
                                                                          ------
Construction (0.1%):
             4,600 Bouygues .......................................          476
                                                                          ------
COMMON STOCKS, CONTINUED:
FRANCE, CONTINUED:
Defense (0.3%):
               650 Sagem SA .......................................       $  391
            22,250 Thomson CSF ....................................          720
                                                                          ------
                                                                           1,111
                                                                          ------
Diversified (0.1%):
             1,440 Chargeurs International SA (b) .................           71
            11,400 Lagardere SCA ..................................          312
                                                                          ------
                                                                             383
                                                                          ------
Electrical & Electronic (0.7%):
            16,960 Alcatel Alsthom ................................        1,360
             4,750 Legrand SA .....................................          808
            16,900 Schneider SA ...................................          780
                                                                          ------
                                                                           2,948
                                                                          ------
Energy (1.2%):
            31,750 Elf Aquitane SA ................................        2,884
            21,900 Total SA, Class B ..............................        1,778
                                                                          ------
                                                                           4,662
                                                                          ------
Engineering (0.1%):
             3,050 Compagnie Francaise d'Etudes et de
                    Construction Technip ..........................          286
                                                                          ------
Food & Household Products (0.2%):
             4,450 Eridania Beghin-Say SA .........................          715
                                                                          ------
Food Products & Services (0.2%):
             7,100 Groupe Danone ..................................          987
                                                                          ------
Health & Personal Care (0.9%):
             6,245 L'OREAL ........................................        2,347
            11,510 Sanofi SA ......................................        1,142
                                                                          ------
                                                                           3,489
                                                                          ------
Industrial Goods & Services (0.2%):
            17,650 Michelin Class B, Registered ...................          951
                                                                          ------
Industrial Holding Companies (0.3%):
            11,700 Lyonnaise des Eaux SA ..........................        1,087
                                                                          ------
Insurance (0.4%):
            25,750 AXA SA .........................................        1,635
                                                                          ------
Leisure (0.2%):
             4,350 Accor SA .......................................          550
             2,500 Salomon SA .....................................          214
                                                                          ------
                                                                             764
                                                                          ------
Manufacturing-Consumer Goods (0.2%):
             6,000 Societe BIC SA .................................          898
                                                                          ------
Media (0.1%):
             1,440 Pathe SA (b) ...................................          346
                                                                          ------


CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
FRANCE, CONTINUED:
Merchandising (1.1%):
             4,074 Carrefour SA ...................................      $ 2,646
             6,350 Etablissements Economiques du Casino
                     Guichard-Perrachon ...........................          295
             2,400 Pinault-Printemps-Redoute SA ...................          950
             2,095 Promodes .......................................          590
                                                                          ------
                                                                           4,481
                                                                          ------
Miscellaneous Materials & Commodities (0.3%):
             9,300 Compagnie de Saint Gobain ......................        1,313
                                                                          ------
Oil & Gas Exploration, Production & Services (0.0%):
               750 Compagnie Francaise de Petroleum
                     Total SA, Certificate Petroliers .............           46
                                                                          ------
Textile Products (0.0%):
             1,400 Dollfus-Mieg & Cie .............................           34
                                                                          ------
     Total France                                                         41,898
                                                                          ------
GERMANY (16.2%):
Airlines (0.2%):
            55,100 Deutsche Lufthansa AG ..........................          743
                                                                          ------
Automotive (1.9%):
            76,100 Daimler-Benz AG (b) ............................        5,210
             2,560 Man AG .........................................          617
             3,820 Volkswagen AG ..................................        1,580
                                                                          ------
                                                                           7,407
                                                                          ------
Banking (3.0%):
            98,150 Bayer AG .......................................        3,977
            27,500 Bayerische Vereinsbank AG ......................        1,114
           112,170 Deutsche Bank AG ...............................        5,226
            50,850 Dresdner Bank AG ...............................        1,518
                                                                          ------
                                                                          11,835
                                                                          ------
Banking & Financial Services (0.2%):
            23,350 Bayerische Hypotheken-und
                     Weschel-Bank AG ..............................          703
                                                                          ------
Building Materials (0.1%)
             5,890 Heidelberger Zement AG .........................          475
                                                                          ------
Business Services (0.3%):
             9,530 SAP AG .........................................        1,302
                                                                          ------
Chemicals (1.3%):
           120,200 BASF AG ........................................        4,602
             1,540 Degussa AG .....................................          699
                                                                          ------
                                                                           5,301
                                                                          ------
Conglomerates (2.3%):
            12,678 Metro AG (b) ...................................          991
             2,780 Preussag AG ....................................          628
           109,360 VEBA AG ........................................        6,280

COMMON STOCKS, CONTINUED:
GERMANY, CONTINUED:
Conglomerates, Continued:
             3,390 Viag AG ........................................      $ 1,325
                                                                          ------
                                                                           9,224
                                                                          ------
Construction (0.1%):
             9,000 Hochtief AG ....................................          353
                                                                          ------
Consumer Goods & Services (0.2%):
             8,520 Adidas AG ......................................          735
                                                                          ------
Electrical & Electronic (0.9%):
            77,580 Siemens AG .....................................        3,595
                                                                          ------
Engineering (0.6%)
            22,760 AGIV AG (b) ....................................          332
             3,200 Bilfinger & Berger Bau AG ......................          119
             4,590 Mannesmann AG ..................................        1,972
                                                                          ------
                                                                           2,423
                                                                          ------
Health Care (0.4%):
            16,760 Schering AG ....................................        1,413
                                                                          ------

Insurance (2.5%):
             3,464 Allianz AG Holding .............................        6,226
               540 AMB Aachener und Muenchener
                     Beteiligungs AG, Registered Shares ...........          386
               110 AMB Aachener und Muenchener
                     Beteiligungs AG, Bearer Shares ...............           71
             2,970 CKAG Colonia Konzern AG ........................          247
                70 Muenchener Rueckversicherungs
                     Gesellschaft AG, Bearer Shares ...............          126
             1,215 Muenchener Rueckversicherungs
                     Gesellschaft AG, Registered Shares ...........        2,945
                                                                          ------
                                                                          10,001
                                                                          ------
Machinery & Equipment (0.1%):
            11,350 Kloeckner-Humbolt-Deutz AG (b) .................           54
               540 Linde AG .......................................          328
                                                                          ------
                                                                             382
                                                                          ------
Manufacturing-Consumer Goods (0.0%):
               220 Salamander AG ..................................           21
                                                                          ------
Metals & Mining (0.5%):
            31,700 Fag Kugelfischer Georg Schaefer AG .............          433
             8,435 Thyssen AG .....................................        1,494
                                                                          ------
                                                                           1,927
                                                                          ------
Personal Care Products (0.5%):
            41,000 Beiersdorf AG ..................................        2,030
                                                                          ------

Pharmaceuticals (0.3%):
            28,880 Merck KGaA .....................................        1,037
                                                                          ------



CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
GERMANY, CONTINUED:

Retail-General Merchandise (0.0%):
             3,100 Douglas Holding AG ..............................     $   125
                                                                          ------
Retail Stores (0.1%):
               850 Karstadt AG .....................................         282
                                                                          ------
Textile Products (0.0%):
               630 Escada AG .......................................         102
                                                                          ------
Utilities-Electric & Gas (0.7%):
            65,470 RWE AG ..........................................       2,736
                                                                          ------
   Total Germany                                                          64,152
                                                                          ------
GREECE (0.8%):
Agriculture (0.0%):
            13,350 Hellenic Sugar Industry SA ......................         124
                                                                          ------
Banking & Financial Services (0.5%):
            12,850 Alpha Credit Bank ...............................         818
             9,931 Commercial Bank of Greece SA ....................         280
             9,330 Ergo Bank SA ....................................         473
             6,940 National Bank of Greece SA ......................         441
                                                                          ------
                                                                           2,012
                                                                          ------
Beverages & Tobacco (0.1%):
            11,050 Hellenic Bottling Co. SA ........................         354
                                                                          ------
Building Products (0.1%):
            41,820 Heracles General Cement Co. SA ..................         519
                                                                          ------
Telecommunications (0.1%):
             5,590 Intracom SA .....................................         126
                                                                          ------
   Total Greece                                                            3,135
                                                                          ------
HONG KONG (1.0%):
Airlines (0.1%):
           166,000 Cathay Pacific Airways ..........................         262
                                                                          ------
Banking (0.1%):
            69,240 Bank of East Asia Ltd. ..........................         308
                                                                          ------
Banking & Financial (0.0%):
            31,728 Wing Lung Bank ..................................         215
                                                                          ------
Broadcasting & Publishing (0.1%):
            95,000 Television Broadcasts Ltd. ......................         380
                                                                          ------
Conglomerates (0.2%):
            68,000 Swire Pacific Ltd., Class A .....................         648
                                                                          ------
Electrical Equipment (0.0%):
           450,000 Elec & Eltek International Holdings Ltd. ........          99
                                                                          ------
Electronic Components/Instruments (0.0%):
           272,000 Applied International Holdings Ltd. (b) .........          16
                                                                          ------

COMMON STOCKS, CONTINUED:
HONG KONG, CONTINUED,
Industrial Holding Company (0.3%):
           145,000 Hutchison Whampoa Ltd. ............................    $1,139
                                                                          ------
Printing & Publishing (0.0%):
           263,000 Oriental Press Group Ltd. .........................       118
                                                                          ------
Real Estate (0.1%):
            40,000 Sun Hung Kai Properties Ltd. ......................       490
                                                                          ------
Telecommunications (0.1%):
           227,600 Hong Kong Telecommunications Ltd. .................       366
                                                                          ------
   Total Hong Kong                                                         4,041
                                                                          ------
INDONESIA (1.2%):
Agriculture (0.1%):
           346,500 PT SMART Corp. ....................................       242
                                                                          ------
Auto Parts (0.1%):
           167,000 PT Astra International-Foreign Registry ...........       459
                                                                          ------
Banking & Financial Services (0.3%):
         1,201,706 PT Bank International Indonesia-Foreign Registry ..     1,183
                                                                          ------
Building Products (0.1%):
           221,500 Indocement Tunggal Prakarsa .......................       337
                                                                          ------
Forest Products (0.0%):
           203,000 PT Barito Pacific Timber ..........................       124
            99,500 PT Inti Indorayon Utama-Foreign Registry ..........        73
                                                                          ------
                                                                             197
                                                                          ------
Telecommunications (0.1%):
           107,500 PT Indosat ........................................       296
                                                                          ------
Textile Products (0.2%):
         1,246,000 PT Polysindo Eka Perkasa-Foreign Registry .........       712
                                                                          ------
Tobacco (0.3%):
           166,000 PT Gudang Garam ...................................       717
            99,000 PT Hanjaya Mandala Sampoerna ......................       528
                                                                          ------
                                                                           1,245
                                                                          ------
   Total Indonesia                                                         4,671
                                                                          ------

IRELAND (0.3%):

Banking & Financial Services (0.2%):
           132,300 Allied Irish Banks PLC ............................       878
                                                                          ------

Beverages & Tobacco (0.1%):
            77,400 James Crean PLC ...................................       242
                                                                          ------
   Total Ireland                                                           1,120
                                                                          ------

CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
ITALY (6.8%):
Agriculture (0.1%):
           305,900 Parmalat Finanziaria SpA .........................     $  467
                                                                          ------
Airlines (0.0%):
           206,000 Alitalia SpA (b) .................................         79
                                                                          ------
Automotive (0.6%):
           616,100 Fiat SpA .........................................      1,860
           168,322 Fiat SpA, Privileged .............................        277
           136,494 Fiat SpA di Risp (Non-convertible) ...............        239
                                                                          ------
                                                                           2,376
                                                                          ------
Banking (0.6%):
           378,000 Banca Commerciale Italiana .......................        686
           160,700 Banca Nazionale dell'Agricoltura (b) .............        101
            82,800 Banco Ambrosiano Veneto SpA ......................        199
           344,000 Credito Italiano SpA .............................        377
           112,600 Istituto Bancario San Paolo di Torino ............        689
            31,680 Riunione Adriatica di Sicurta SpA di
                     Risp ...........................................        168
                                                                          ------
                                                                           2,220
                                                                          ------
Building Products (0.0%):
            28,000 Italcementi SpA ..................................        157
                                                                          ------
Chemicals (0.1%):
           697,739 Montedison SpA (b) ...............................        474
                                                                          ------
Computer Hardware (0.0%):
           446,563 Olivetti Group SpA (b) ...........................        157
                                                                          ------
Engineering (0.0%):
           145,000 Impregilo SpA (b) ................................        113
                                                                          ------
Insurance (1.5%):
           240,548 Assicurazioni Generali ...........................      4,548
            22,600 La Previdente ....................................        123
            56,430 Riuniune Adriatici de Sicurta SpA ................        525
            62,800 Societa Assicuratrice Industriale (SAI) SpA ......        578
                                                                          ------
                                                                           5,774
                                                                          ------
Oil & Gas Exploration, Production & Services (1.5%):
         1,148,900 Ente Nazionale Idrocarburi SpA (ENI) .............      5,882
                                                                          ------
Paper Products (0.0%):
            26,887 Burgo (Cartiere) SpA .............................        124
                                                                          ------
Restaurants (0.0%):
            44,204 Finanziaria Autogrill SpA (b) ....................         43
                                                                          ------
Retail Stores (0.1%):
            35,600 La Rinascente SpA ................................        206
                                                                          ------
Steel (0.0%):
            21,500 Falck Acciaierie & Ferriere Lombarde
                     SpA ............................................         86
                                                                          ------

COMMON STOCKS, CONTINUED:
ITALY, CONTINUED:
Telecommunications (1.8%):
            55,700 Sirti SpA .........................................   $   337
           957,904 Telecom Italia SpA ................................     2,482
           333,400 Telecom Italia SpA di Risp (Non-convertible) ......       649
         1,198,060 Telecom Italia Mobile SpA .........................     3,022
           329,300 Telecom Italia Mobile SpA di Risp (Non-convertible)       469
                                                                          ------
                                                                           6,959
                                                                          ------
Textile Products (0.1%):
            33,400 Benetton Group SpA ................................       421
                                                                          ------
Tire & Rubber (0.1%):
           240,900 Pirelli SpA .......................................       446
                                                                          ------
Utilities-Electric & Gas (0.3%):
            92,400 Edison SpA ........................................       583
           121,400 Italgas SpA .......................................       506
                                                                          ------
                                                                           1,089
                                                                          ------
   Total Italy                                                            27,073
                                                                          ------
JAPAN (23.6%):
Agriculture (0.0%):
            25,000 Nippon Beet Sugar Manufacturing ...................        93
                                                                          ------
Airlines (0.2%):
             3,000 All Nippon Airways Co., Ltd. ......................        23
           115,000 Japan Airlines (b) ................................       609
                                                                          ------
                                                                             632
                                                                          ------
Aluminum (0.0%):
            10,000 Nippon Light Metal Co. ............................        41
                                                                          ------
Appliances & Household Products (1.0%):
           104,000 Matsushita Electric Industrial Co., Ltd. ..........     1,694
            11,000 Pioneer Electronic Corp. ..........................       209
            95,000 Sanyo Electric Co. ................................       393
            52,000 Sharp Corp. .......................................       739
            16,000 Sony Corp. ........................................     1,046
                                                                          ------
                                                                           4,081
                                                                          ------
Automotive (1.9%):
            46,000 Honda Motor Co., Ltd. .............................     1,312
           134,000 Nissan Motor Co., Ltd. ............................       776
            14,000 Toyoda Automatic Loom Works .......................       261
           184,000 Toyota Motor Corp. ................................     5,279
                                                                          ------
                                                                           7,628
                                                                          ------
Banking (4.3%):
           125,000 Asahi Bank Ltd. ...................................     1,109
           297,600 Bank of Tokyo-Mitsubishi ..........................     5,513
            78,000 Bank of Yokohama Ltd. .............................       504
            75,000 Chiba Bank Ltd. ...................................       510




CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
BANKING, CONTINUED:
           133,000 Fuji Bank Ltd. ................................       $ 1,937
           111,000 Industrial Bank of Japan ......................         1,922
            48,000 Joyo Bank .....................................           289
            40,000 Mitsui Trust & Banking Co. ....................           312
           178,000 Sakura Bank Ltd. ..............................         1,270
            50,000 Shizuoka Bank .................................           530
           145,000 Sumitomo Bank .................................         2,086
           109,000 Tokai Bank ....................................         1,136
                                                                          ------
                                                                          17,118
                                                                          ------

Banking & Financial Services (0.1%):
            27,000 Gunma Bank ....................................           235
                                                                          ------
Basic Industry (0.1%):
            42,000 Sekisui Chemical Co., Ltd. ....................           423
                                                                          ------
Beverages & Tobacco (0.2%):
             6,000 Asahi Breweries Ltd. ..........................            62
            49,000 Kirin Brewery Co., Ltd. .......................           481
            36,000 Takara Shuzo ..................................           253
                                                                          ------
                                                                             796
                                                                          ------
Brewery (0.0%):
             3,000 Sapporo Breweries .............................            25
                                                                          ------
Building Products (0.1%):
            20,000 Chichibu Onoda Cement Co. .....................            85
             9,000 Tostem Corp. ..................................           248
                                                                          ------
                                                                             333
                                                                          ------
Chemicals (0.9%):
            72,000 Asahi Chemical Industry Co., Ltd. .............           407
            97,000 Denki Kagaku Kogyo K.K. .......................           238
            32,000 Kaneka Corp. ..................................           164
             4,000 Kureha Chemical Industry ......................            16
            73,000 Mitsubishi Chemical Corp. .....................           236
            51,000 Mitsui Toatsu Chemicals .......................           155
            12,000 Nippon Shokubai K.K. Co. ......................            89
            14,000 NOF Corp. .....................................            61
            12,400 Shin-Etsu Chemical Co. ........................           225
            59,000 Showa Denko K.K. (b) ..........................           135
           100,000 Sumitomo Chemical Co. .........................           395
            27,000 Takeda Chemical Industries ....................           565
            80,000 Toray Industries, Inc. ........................           493
            72,000 Tosoh Corp. (b) ...............................           246
            74,000 Ube Industries Ltd. ...........................           209
                                                                          ------
                                                                           3,634
                                                                          ------
Construction (0.5%):
            13,000 Aoki Corp. (b) ................................            27
            21,000 Daiwa House Industry Co., Ltd. ................           270
            22,000 Haseko (b) ....................................            59

COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Construction, continued
            56,000 Kumagai Gumi Co., Ltd. .........................       $  138
            12,000 Misawa Homes ...................................           84
            18,000 Okumura Corp. ..................................          109
            20,000 Penta-Ocean Construction Co., Ltd. .............           89
            61,000 Sekisui House Ltd. .............................          620
            59,000 Shimizu Corp. ..................................          440
            43,000 Taisei Corp. ...................................          222
                                                                          ------
                                                                           2,058
                                                                          ------
Consumer Goods & Services (0.2%):
            31,000 Nippon Sheet Glass Co., Ltd. ...................          110
            45,000 Toto Ltd. ......................................          512
                                                                          ------
                                                                             622
                                                                          ------
Data Processing & Reproduction (0.3%):
           117,000 Fujitsu Ltd. ...................................        1,089
                                                                          ------
Distribution (0.1%):
            72,000 Itochu Corp. ...................................          386
            64,000 Tomen Corp. ....................................          174
                                                                          ------
                                                                             560
                                                                          ------
Diversified (0.1%):
             9,000 Amano Corp. ....................................           96
            18,000 Yamaha Corp. ...................................          306
                                                                          ------
                                                                             402
                                                                          ------
Electrical & Electronic (0.5%):
             9,000 Kyocera Corp. ..................................          560
           116,000 Mitsubishi Electric Corp. ......................          690
             7,000 Nikon Corp. ....................................           87
            17,000 Omron Corp. ....................................          319
             7,000 Rohm Co. .......................................          458
                                                                          ------
                                                                           2,114
                                                                          ------
Electrical Equipment (0.1%):
             7,100 SMC Corp. ......................................          476
                                                                          ------

Electronic Components/Instruments (0.8%):
            13,000 Fanuc Co., Ltd. ................................          416
             3,100 Hirose Electric ................................          179
           167,000 Hitachi Ltd. ...................................        1,554
            73,000 NEC Corp. ......................................          880
            23,000 Yokogawa Electric Corp. ........................          198
                                                                          ------
                                                                           3,227
                                                                          ------
Energy (0.6%):
            51,000 Cosmo Oil Co., Ltd. ............................          245
           211,000 Japan Energy Corp. .............................          573
           264,000 Nippon Oil Co. .................................        1,353
                                                                          ------
                                                                           2,171
                                                                          ------



CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Engineering (0.4%):
             9,000 Daito Trust Construction Co., Ltd. .............      $   100
            36,000 Fujita Corp. ...................................          103
            33,000 Hazama Corp. ...................................           91
            36,000 Kajima Corp. ...................................          257
            32,000 Kawasaki Heavy Industries ......................          132
            12,900 Kinden Corp. ...................................          164
            19,000 Nishimatsu Construction ........................          165
            53,000 Obayashi Corp. .................................          357
             1,000 Sato Kogyo .....................................            4
             6,000 Toa Corp. ......................................           31
                                                                          ------
                                                                           1,404
                                                                          ------
Entertainment (0.1%):
            16,000 Tokyo Dome Corp. ...............................          279
             1,000 Toei ...........................................            6
                                                                          ------
                                                                             285
                                                                          ------
Financial Services (0.9%):
            11,000 Acom Co., Ltd. (b) .............................          468
            55,000 Daiwa Securities Co., Ltd. .....................          488
            49,000 Mitsubishi Trust & Banking Co. .................          655
             3,000 Nikko Securities Co., Ltd. .....................           22
            12,000 Nippon Shinpan Co. .............................           67
            86,000 Nomura Securities Co. ..........................        1,289
             6,000 Orix Corp. .....................................          249
            54,000 Yamaichi Securities Co., Ltd. ..................          240
            43,000 Yasuda Trust & Banking .........................          182
                                                                          ------
                                                                           3,660
                                                                          ------
Food & Household Products (0.2%):
            13,000 Ajinomoto Co., Inc. ............................          132
            39,000 Kao Corp. ......................................          454
             4,000 Nissin Food Products ...........................           85
                                                                          ------
                                                                             671
                                                                          ------
Food Products & Services (0.1%):
            31,000 Daiei, Inc. ....................................          236
                                                                          ------
Forest Products (0.2%):
             1,000 Hokuetsu Paper Mills Ltd. ......................            6
            14,000 Mitsubishi Paper Mills .........................           55
            89,333 New Oji Paper Co. ..............................          564
            46,000 Nippon Paper Industries Co. ....................          214
                                                                          ------
                                                                             839
                                                                          ------

Health & Personal Care (0.6%):
             9,000 Chugai Pharmaceutical Co., Ltd. ................           75
            20,000 Kyowa Hakko Kogyo Co., Ltd. ....................          152
            21,000 Lion Corp. .....................................          104
            27,000 Sankyo Co., Ltd. ...............................          763

COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Health & Personal Care, continued:
            57,000 Yamanouchi Pharmaceutical Co., Ltd. ...............    $1,169
                                                                          ------
                                                                           2,263
                                                                          ------
Hotels & Lodging (0.0%):
             6,000 Fujita Kanko, Inc. ................................       111
                                                                          ------
Industrial Goods & Services (0.7%):
            57,000 Bridgestone Corp. .................................     1,080
            50,000 Denso Corp. .......................................     1,202
            33,000 Mitsui Engineering & Shipbuilding Co., Ltd. (b) ...        67
            14,000 NGK Insulators Ltd. ...............................       133
            26,000 Sumitomo Electric Industries ......................       363
                                                                          ------
                                                                           2,845
                                                                          ------
Insurance (0.2%):
            39,000 Mitsui Marine & Fire Insurance Co., Ltd. ..........       209
            13,650 Nichido Fire & Marine Insurance Co., Ltd. .........        78
            12,000 Nippon Fire & Marine Insurance ....................        54
            22,000 Sumitomo Marine & Fire Insurance ..................       136
            48,000 Tokio Marine & Fire Insurance Co. .................       451
                                                                          ------
                                                                             928
                                                                          ------
Jewelry (0.1%):
            40,000 Citizen Watch Co., Ltd. ...........................       286
                                                                          ------
Leasing (0.1%):
            45,000 Yamato Transport Co., Ltd. ........................       465
                                                                          ------
Machinery & Equipment (1.1%):
            20,000 Chiyoda Corp. .....................................       129
             9,000 Daifuku Co., Ltd. .................................       113
            15,000 Daikin Industries Ltd. ............................       133
             8,000 Ebara Corp. .......................................       104
            29,000 Iseki & Co. (b) ...................................        92
            49,000 Komatsu Ltd. ......................................       401
            40,000 Koyo Seiko Co., Ltd. ..............................       331
            52,000 Kubota Corp. ......................................       251
            32,000 Minebea Co., Ltd. .................................       267
           229,000 Mitsubishi Heavy Industries, Ltd. .................     1,815
             4,000 Mori Seiki ........................................        55
            58,000 Niigata Engineering Co., Ltd. (b) .................       162
            25,000 NSK Ltd. ..........................................       151
            37,000 NTN Corp. .........................................       201
             7,000 Tokyo Electron Ltd. ...............................       214
                                                                          ------
                                                                           4,419
                                                                          ------
Manufacturing-Capital Goods (0.4%):
            38,000 Fujikura Ltd. .....................................       304
            16,000 Kokuyo Co., Ltd. ..................................       394


CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Manufacturing-Capital Goods, continued:
            21,000 Makita Corp. ..................................       $   293
            15,000 Murata Manufacturing Co., Ltd. ................           497
            22,000 Noritake Co., Ltd. ............................           183
            22,000 Topy Industries Ltd. ..........................            81
                                                                          ------
                                                                           1,752
                                                                          ------
Manufacturing-Consumer Goods (0.7%):
            69,000 Canon, Inc. ...................................         1,522
            33,000 Fuji Photo Film Co., Ltd. .....................         1,086
             5,000 Sega Enterprises ..............................           168
                                                                          ------
                                                                           2,776
                                                                          ------
Materials (0.0%):
            15,000 Sumitomo Osaka Cement Co., Ltd. ...............            49
                                                                          ------
Merchandising (0.5%):
            28,000 ITO-Yokado Co., Ltd. ..........................         1,216
            14,000 JUSCO Co. .....................................           474
            10,000 Marui Co., Ltd. ...............................           180
             2,900 Seven-Eleven Japan Ltd. .......................           169
                                                                          ------
                                                                           2,039
                                                                          ------
Metals & Mining (0.3%):
            14,000 Furukawa Electric Co. .........................            66
            18,000 Hitachi Zosen Corp. ...........................            70
            66,000 Japan Steel Works (b) .........................           150
            67,000 Mitsubishi Materials Corp. ....................           270
             4,000 Mitsui Mining Co., Ltd. (b) ...................            14
            30,000 Mitsui Mining & Smelting ......................           102
            22,000 Sumitomo Metal Mining Co. .....................           148
            44,000 Toho Zinc .....................................           190
                                                                          ------
                                                                           1,010
                                                                          ------
Miscellaneous Materials & Commodities (0.1%):
            26,000 Asahi Glass Co., Ltd. .........................           244
                                                                          ------
Office Equipment & Services (0.3%):
            57,000 Dai Nippon Printing Co., Ltd. .................           997
                                                                          ------
Oil & Gas Exploration, Production & Service (0.1%):

             9,000 Arabian Oil Co. (b) ...........................           333
             9,000 Showa Shell Sekiyu KK .........................            75
             9,000 Teikoku Oil Co. ...............................            49
                                                                          ------
                                                                             457
                                                                          ------
Oil & Gas Transmission (0.0%):
            10,000 Iwatani International Corp. ...................            42
            17,000 Mitsubishi Oil Co., Ltd. ......................           102
                                                                          ------
                                                                             144
                                                                          ------
Packaging (0.0%):
             7,000 Toyo Seikan Kaisha ............................           168
                                                                          ------

COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Pharmaceuticals (0.2%):
            12,000 Meiji Seika .......................................    $   62
            13,000 Shionogi & Co. ....................................        93
            29,000 Taisho Pharmacuetical Co. .........................       682
                                                                          ------
                                                                             837
                                                                          ------
Real Estate (0.5%):
            98,000 Mitsubishi Estate Co. .............................     1,005
            75,000 Mitsui Fudosan ....................................       749
                                                                          ------
                                                                           1,754
                                                                          ------
Restaurants (0.0%):
             8,000 Skylark Co., Ltd. .................................       122
                                                                          ------
Retail Stores/Catalog (0.3%):
            10,000 Hankyu Department Stores ..........................        99
            12,000 Isetan Co. ........................................       155
            52,000 Mycal Corp. (name changed from Nichii Co., Ltd.) ..       753
            26,000 Takashimaya Co. ...................................       311
                                                                          ------
                                                                           1,318
                                                                          ------
Retail-General Merchandise (0.0%):
             8,000 Mitsukoshi Ltd. ...................................        57
                                                                          ------
Services (0.3%):
            12,000 Secom .............................................       725
            35,000 Toppan Printing Co., Ltd. .........................       437
                                                                          ------
                                                                           1,162
                                                                          ------
Steel (0.7%):
            53,000 Daido Steel Co., Ltd. .............................       196
             4,000 Japan Metals & Chemicals (b) ......................        13
           166,000 Kawasaki Steel Corp. ..............................       476
           199,000 NKK Corp. (b) .....................................       447
            57,000 Nippon Metal Industry .............................       172
           360,000 Nippon Steel Co. ..................................     1,061
           125,000 Sumitomo Metal Industries .........................       307
                                                                          ------
                                                                           2,672
                                                                          ------
Storage (0.0%):
             1,000 Mitsubishi Logistics Corp. ........................        13
             5,000 Mitsui-Soko Co., Ltd. .............................        32
                                                                          ------
                                                                              45
                                                                          ------
Textile Products (0.3%):
           244,000 Kanebo Ltd. (b) ...................................       503
             2,000 Kurabo Industries .................................         6
            31,000 Kuraray Co., Ltd. .................................       286
            13,000 Nisshinbo Industries ..............................       101
            15,000 Teijin Ltd. .......................................        65
            27,000 Toyobo Ltd. .......................................        81



CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Textile Products, continued
            48,000 Unitika Ltd. (b) .............................        $   103
                                                                         -------
                                                                           1,145
                                                                         -------
Transportation-Road & Railroad (0.8%):
            73,000 Hankyu Corp. .................................            362
            29,870 Keihin Electric Express Railway ..............            137
           232,290 Kinki Nippon Railway .........................          1,447
            49,000 Nippon Express Co., Ltd. .....................            335
            35,020 Odakyu Electric Railway ......................            210
            36,000 Tobu Railway Co., Ltd. .......................            176
            49,000 Tokyu Corp. ..................................            278
                                                                         -------
                                                                           2,945
                                                                         -------
Transportation & Shipping (0.2%):
             9,000 Kamigumi Co., Ltd. ...........................             59
            15,000 Kawasaki Kisen Kaisha Ltd. (b) ...............             34
            33,000 Mitsui OSK Lines, Ltd. (b) ...................             79
            45,000 Nippon Yusen Kabushiki Kaisha ................            203
            12,000 Seino Transportation .........................            132
            73,000 Showa Line, Ltd. (b) .........................             87
                                                                         -------
                                                                             594
                                                                         -------
Utilities-Electric & Gas (0.7%):
            11,000 Kansai Electric Power Co., Inc. ..............            227
            82,000 Osaka Gas Co. ................................            224
            22,200 Tohoku Electric Power ........................            440
            80,500 Tokyo Electric Power .........................          1,762
            92,000 Tokyo Gas Co., Ltd. ..........................            249
                                                                         -------
                                                                           2,902
                                                                         -------
Wholesale & International Trade (0.5%):
           123,000 Marubeni Corp. ...............................            528
            62,000 Mitsubishi Corp. .............................            641
            59,000 Mitsui & Co. .................................            478
            46,000 Sumitomo Corp. ...............................            362
                                                                         -------
                                                                           2,009
                                                                         -------
   Total Japan                                                            93,368
                                                                         -------
KOREA (0.5%):
Airlines (0.0%):
               190 Korean Air ...................................              3
                                                                         -------
Automotive (0.0%):
               100 Hyundai Motor Co. Ltd. .......................              2
             2,800 Kia Motors Corp. (b) .........................             55
                                                                         -------
                                                                              57
                                                                         -------
Banking (0.0%):
             4,800 Cho Hung Bank Co., Ltd. ......................             37
             5,300 Commercial Bank of Korea .....................             34

COMMON STOCKS, CONTINUED:
KOREA, CONTINUED:
Banking, continued:
             6,100 SeoulBank (b) .......................................    $ 31
                40 Shinhan Bank ........................................       1
                                                                         -------
                                                                             103
                                                                         -------
Banking & Financial Services (0.0%):
             4,700 Korea Exchange Bank .................................      43
             5,600 Korea First Bank (b) ................................      28
             1,600 Korea Long-Term Credit Bank .........................      27
                                                                         -------
                                                                              98
                                                                         -------
Chemicals (0.0%):
             3,200 Hanwha Chemical Corp. ...............................      25
             1,900 Han Wha Corp. (b) ...................................      21
             6,700 LG Chemical Ltd. ....................................      64
                                                                         -------
                                                                             110
                                                                         -------
Distribution (0.0%):
             4,500 Daewoo Corp. ........................................      34
             2,300 Samsung Corp. (b) ...................................      27
                                                                         -------
                                                                              61
                                                                         -------
Electrical & Electronic (0.1%):
             9,100 Daewoo Electronics Co. ..............................      65
             8,000 LG Electronics ......................................     101
               800 Samsung Display Devices Co. .........................      46
                                                                         -------
                                                                             212
                                                                         -------
Electronic (0.0%):
             2,200 Samsung Electro-Mechanics Co. .......................      50
                                                                         -------
Electronic Components/Instruments (0.1%):
             2,100 Samsung Electronics Co. .............................     113
                                                                         -------
Engineering (0.0%):
             1,500 Dong-Ah Consruction Industrial Co. ..................      32
             1,600 Hyundai Engineering & Construction Co. (b) ..........      37
                                                                         -------
                                                                              69
                                                                         -------
Financial Services (0.0%):
             1,900 Daewoo Securities Co. (b) ...........................      25
             5,100 Hanil Bank ..........................................      35
             1,400 Hyundai Securities Co. (b) ..........................      17
             1,800 LG Securities (b) ...................................      18
             1,600 Ssangyong Investment & Securities Co., Ltd. (b) .....      15
                                                                         -------
                                                                             110
                                                                         -------
Machinery & Equipment (0.1%):
             9,400 Daewoo Heavy Industries .............................      58
             1,500 Hyundai Precision Industry Co. (b) ..................      27




CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
KOREA, CONTINUED:
Machinery & Equipment, continued:
             7,700 Samsung Heavy Industries ........................     $    80
                                                                         -------
                                                                             165
                                                                         -------
Oil & Gas Exploration, Production & Service (0.0%):
             2,100 Ssangyong Oil Refining Co., Ltd. ................          46
             1,945 Yukong Ltd. .....................................          37
                                                                         -------
                                                                              83
                                                                         -------
Retail-General Merchandise (0.0%):
               400 Shinsegae Department Store Co. ..................          17
                                                                         -------
Steel (0.1%):
             5,300 Dongkuk Steel Mill Co. (b) ......................         105
            14,300 Hyundai Pipe Co., Ltd. (b) ......................         103
             2,900 Inchon Iron & Steel Co. (b) .....................          47
                                                                         -------
                                                                             255
                                                                         -------
Telecommunication- Services & Equipment (0.0%):
               400 LG Information & Communication Ltd. .............          25
                                                                         -------
Utilities-Electric (0.1%):
            10,300 Korea Electric Power Corp. ......................         300
                                                                         -------
   Total Korea                                                             1,831
                                                                         -------
MALAYSIA (0.5%):
Agriculture (0.1%):
           118,000 Highlands & Lowlands Berhad .....................         197
                                                                         -------
Building Products (0.0%):
            80,000 Pan-Malaysia Cement Works Berhad ................          81
                                                                         -------
Engineering (0.0%):
            18,585 United Engineers (Malaysia) Ltd. ................         168
                                                                         -------
Financial Services (0.2%):
            99,000 Idris Hydraulic (Malaysia) Berhad (b) ...........         114
            94,000 Rashid Hussain Berhad ...........................         622
                                                                         -------
                                                                             736
                                                                         -------
Food Products & Services (0.1%):
            54,000 Nestle (Malaysia) Berhad ........................         434
                                                                         -------
Forest Products (0.0%):
            20,500 Land & General Berhad ...........................          49
                                                                         -------
Hotels & Lodging (0.0%):
            29,500 Faber Group Berhad (b) ..........................          28
                                                                         -------
Utilities-Electric & Gas (0.1%):
            51,000 Tenaga Nasional Berhad ..........................         244
                                                                         -------
   Total Malaysia                                                          1,937
                                                                         -------

COMMON STOCKS, CONTINUED:
MEXICO (0.8%):
Banking (0.0%):
            16,160 Grupo Financiero Banamex Accival SA de
                     CV (b) .........................................    $    31
                                                                         -------

Beverages & Tobacco (0.0%):
             5,000 Grupo Continental SA, Series CP ..................         24
            26,500 Grupo Embotelladoras de Mexico SA de
                     CV (b) .........................................         37
                                                                         -------
                                                                              61
                                                                         -------
Brewery (0.0%):
            13,000 Fomento Economico Mexicano SA de
                     CV, Class B ....................................         44
                                                                         -------
Building Products (0.1%):
             8,000 Apasco SA de CV ..................................         55
            38,430 Cemex SA de CV, Series A .........................        138
            20,300 Cemex SA de CV, Series B .........................         79
            15,300 Cemex SA de CV, Series CPO .......................         55
            17,960 Tolmex SA de CV, Series B2 (b) ...................         68
                                                                         -------
                                                                             395
                                                                         -------
Diversified (0.1%):
            17,286 ALFA SA de CV, Class A ...........................         80
            36,500 Carso Global Telecom, Series A-1 (b) .............         83
             4,000 Desc SA de CV, Series A (b) ......................         20
             4,000 Desc SA de CV, Series B (b) ......................         22
               166 Desc SA de CV, Series C (b) ......................          1
            36,500 Grupo Carso SA de CV, Series A1 ..................        190
                                                                         -------
                                                                             396
                                                                         -------
Engineering (0.1%):
             9,400 Empresas ICA Sociedad Controladora
                     SA de CV (b) ...................................        138
            69,700 Grupo Tribasa SA de CV (b) .......................        172
                                                                         -------
                                                                             310
                                                                         -------
Financial Services (0.1%):
            47,300 Grupo Financiero Banamex Accival SA
                     de CV ..........................................         99
           112,800 Grupo Financiero Bancomer SA de CV,
                     Class B (b) ....................................         45
             1,274 Grupo Financiero Inbursa SA de CV,
                     Class B ........................................          4
                                                                         -------
                                                                             148
                                                                         -------
Food & Household Products (0.2%):
            29,000 Kimberly-Clark de Mexico SA de CV,
                     Class A ........................................        563
                                                                         -------
Industrial Goods & Service (0.0%):
             7,000 Grupo Industrial Bimbo SA de CV,
                     Series A .......................................         40
                                                                         -------




CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
MEXICO, CONTINUED:
Merchandising (0.0%):
            38,000 Cifra SA de CV, Series B (b) .....................    $    46
            51,000 Cifra SA de CV, Series C (b) .....................         62
                                                                         -------
                                                                             108
                                                                         -------
Metals & Mining (0.0%):
            18,000 Grupo Mexico SA, Series B (b) ....................         58
            13,000 Industrias Penoles SA, Series CP .................         46
                                                                         -------
                                                                             104
                                                                         -------
Retail-General Merchandise (0.0%):
            39,000 Controladora Comercial Mexicana Sa de CV (b) .....         35
                                                                         -------
Retail Stores/Catalog (0.0%):
            37,000 Cifra SA de CV, Series A (b) .....................         46
            42,000 El Puerto de Liverpool SA de CV, Series 1 ........         38
            10,000 Sears Roebuck de Mexico SA de CV (b) .............         17
                                                                         -------
                                                                             101
                                                                         -------
Steel (0.0%):
            18,750 Altos Hornos de Mexico SA (b) ....................         37
             6,000 Hylsamex SA ......................................         24
                                                                         -------
                                                                              61
                                                                         -------
Telecommunications (0.2%):
             9,000 Grupo Televisa SA, Series CPO (b) ................        116
           269,000 Telefonos de Mexico SA, Series L .................        443
                                                                         -------
                                                                             559
                                                                         -------
Tobacco (0.0%):
            17,000 Empresas La Moderna SA de CV .....................         83
                                                                         -------
Transportation-Shipping (0.0%):
            29,880 Vitro SA .........................................         54
                                                                         -------
Wholesale Distribution (0.0%):
            15,000 Grupo Casa Autrey SA de CV .......................         29
                                                                         -------
   Total Mexico                                                            3,122
                                                                         -------
NETHERLANDS (2.7%):
Appliances & Household Products (0.1%):
            11,100 Philips Electronics NV ...........................        449
                                                                         -------
Banking (0.3%):
            20,150 ABN Amro Holding NV ..............................      1,309
                                                                         -------
Beverages & Tobacco (0.1%):
             1,625 Heineken NV ......................................        287
                                                                         -------
Broadcasting & Publishing (0.2%):
            42,700 Elsevier NV ......................................        721
                                                                         -------
COMMON STOCKS, CONTINUED:
NETHERLANDS, CONTINUED:
Chemicals (0.2%):
             5,500 Akzo Nobel ....................................       $   751
             1,550 DSM NV ........................................           153
                                                                         -------
                                                                             904
                                                                         -------
Energy (0.9%):
            19,850 Royal Dutch Petroleum Co. .....................         3,476
                                                                         -------
Financial Services (0.5%):
            51,650 ING Groep NV ..................................         1,857
                                                                         -------
Food Products & Services (0.2%):
             5,700 Unilever NV CVA ...............................         1,007
                                                                         -------
Services (0.2%):
            17,050 Koninklijke Royal PTT Nederland NV ............           650
                                                                         -------
   Total Netherlands                                                      10,660
                                                                         -------
NEW ZEALAND (0.4%):
Beverages & Tobacco (0.0%):
           105,500 Lion Nathan Ltd. ..............................           253
                                                                         -------
Broadcasting & Publishing (0.1%):
            43,737 Wilson & Horton Ltd. ..........................           355
                                                                         -------
Telecommunications (0.3%):
           205,400 Telecom Corp. of New Zealand Ltd. .............         1,048
                                                                         -------
   Total New Zealand                                                       1,656
                                                                         -------
NORWAY (0.9%):
Engineering (0.1%):
             6,090 Kvaerner ASA ..................................           296
                                                                         -------
Entertainment (0.0%):
            42,880 NCL Holdings ASA (b) ..........................            72
                                                                         -------
Forest Products (0.1%):
             7,400 Norske Skogsindustrier ASA ....................           225
                                                                         -------
Insurance (0.1%):
            53,920 Storebrand ASA (b) ............................           312
                                                                         -------
Medical Equipment & Supplies (0.0%):
            12,800 Hafslund ASA, Class A .........................            88
                                                                         -------
Metals & Mining (0.0%):
            10,600 Elkem ASA .....................................           175
                                                                         -------
Oil & Gas Exploration, Production & Services (0.5%):
            11,520 Aker ASA, Class A .............................           256
             5,880 Aker ASA, Class B .............................           119
            32,000 Norsk Hydro ASA ...............................         1,729
                                                                         -------
                                                                           2,104
                                                                         -------
Pharmaceuticals (0.1%):
            12,800 Nycomed ASA, Class B (b) ......................           197
                                                                         -------
   Total Norway                                                            3,469
                                                                         -------

CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
PHILLIPINES (0.8%):
Agriculture (0.0%):
           310,700 Vitarich Corp. (b) ..............................     $    34
                                                                         -------
Banking & Financial Services (0.2%):
            45,000 Far East Bank & Trust Co. .......................         180
            12,787 Metropolitan Bank & Trust Co. ...................         316
            10,800 Phillippine Commercial International
                     Bank ..........................................         142
            15,390 Philippine National Bank (b) ....................         183
                                                                         -------
                                                                             821
                                                                         -------
Beverages & Tobacco (0.1%):
            54,637 San Miguel Corp., Class B .......................         241
                                                                         -------
Building Products (0.0%):
           374,180 Southeast Asia Cement
                     Holdings, Inc. (b) ............................          43
                                                                         -------
Diversified (0.1%):
           244,440 Ayala Corp., Class B ............................         265
            38,000 Metro Pacific Corp. .............................           9
                                                                         -------
                                                                             274
                                                                         -------
Homebuilders (0.0%):
            94,500 C&P Homes, Inc. (b) .............................          48
                                                                         -------
Oil & Gas Exploration, Production & Services (0.1%):
           832,125 Petron Corp. (b) ................................         282
                                                                         -------
Real Estate (0.2%):
           763,125 Ayala Land, Inc., Class B .......................         870
            78,000 Filinvest Land, Inc. (b) ........................          24
           246,000 SM Prime Holdings, Inc. .........................          64
                                                                         -------
                                                                             958
                                                                         -------
Telecommunications (0.1%):
             7,400 Philippine Long Distance Telephone Co. ..........         407
            18,800 Pilipino Telephone Corp. (b) ....................          16
                                                                         -------
                                                                             423
                                                                         -------
Utilities-Electric & Gas (0.0%):
            27,885 Manila Electric Co., Class B ....................         228
                                                                         -------
   Total Philippines                                                       3,352
                                                                         -------
PORTUGAL (0.9%):
BANKING (0.3%):
            25,070 Banco Comercial Portugues SA ....................         330
            23,751 Banco Espirito Santo e Commerical de
                     Lisboa SA, Registered (b) .....................         417
            15,885 Banco Internacional do Funchal SA (b) ...........         131
            16,927 BPI-SGPS SA, Registered .........................         210
             1,000 Banco Totta & Acores SA .........................          19
                                                                         -------
                                                                           1,107
                                                                         -------

COMMON STOCKS, CONTINUED:
PORTUGAL, CONTINUED:
Beverages & Tobacco (0.1%):
            15,740 UNICER-Uniao Cervejeira SA ........................    $  272
                                                                         -------
Building Products (0.0%):
             1,300 Cimpor-Cimentos de Portugal, SGPS SA ..............        28
                                                                         -------
Food & Household Products (0.1%):
             7,600 Estabelecimentos Jeronimo Martins & Filho SA ......       392
                                                                         -------
Forest Products (0.0%):
             8,050 Soporcel-Sociedade Portuguesa de Celulose SA (b) ..       215
                                                                         -------
Industrial Holding Company (0.2%):
            20,700 Sonae Investimentos SA ............................       655
                                                                         -------
Insurance (0.0%):
             6,100 Companhia de Seguros Tranquilidade, Registered ....       130
                                                                         -------
Retail-General Merchandise (0.1%):
             9,000 Modelo Continente-Sociedade Gestora
                     de Participacoes Sociais SA .....................       301
                                                                         -------
Telecommunications (0.1%):
            16,300 Portugal Telecom SA ...............................       464
                                                                         -------
   Total Portugal                                                          3,564
                                                                         -------
SINGAPORE (0.5%):
Lodging (0.1%):
           310,000 Hotel Properties Ltd. .............................       501
                                                                         -------
Telecommunications (0.2%):
           334,000 Singapore Telecommunications Ltd. .................       788
                                                                         -------
Transportation & Shipping (0.2%):
           468,000 Chuan Hup Holdings Ltd. ...........................       313
           347,000 Neptune Orient Lines Ltd. .........................       300
                                                                         -------
                                                                             613
   Total Singapore                                                         1,902
                                                                         -------
SOUTH AFRICA (0.6%):
Banking & Financial Services (0.1%):
             4,700 Nedcor Ltd. .......................................        64
             2,600 Standard Bank Investment Corp., Ltd. ..............       102
                                                                         -------
                                                                             166
                                                                         -------
Brewery (0.1%):
             6,600 South African Breweries Ltd. ......................       167
                                                                         -------
Diversified (0.1%):

             5,300 Anglovaal Industries Ltd. .........................        24
            10,600 Barlow Ltd. .......................................        94
            30,700 Gencor Ltd. .......................................       112
             7,500 Malbak Ltd. .......................................        33
            11,600 Rembrandt Group Ltd. ..............................       104


CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
SOUTH AFRICA, CONTINUED:
Diversified, continued:
             9,900 Smith (C.G.) Ltd. ...............................     $    48
                                                                         -------
                                                                             415
                                                                         -------
Engineering (0.0%):
            30,500 Murray & Roberts Holdings Ltd. ..................          69
                                                                         -------
Entertainment (0.0%):
            17,100 Sun International (South Africa) Ltd. ...........          14
                                                                         -------
Financial Services (0.0%):
             6,900 First National Bank Holdings Ltd. ...............          34
             9,200 Amalgamated Banks of South Africa ...............          47
                                                                         -------
                                                                              81
                                                                         -------
Food & Household Products (0.0%):
             3,400 Tiger Oats Ltd. .................................          47
                                                                         -------
Forest Products (0.0%):
            11,200 Nampak Ltd. .....................................          45
            12,500 Sappi Ltd. ......................................         112
                                                                         -------
                                                                             157
                                                                         -------
Industrial Goods & Services (0.0%):
             1,100 Anglo American Industrial Corp., Ltd. ...........          40
                                                                         -------
Insurance (0.1%):
             5,300 Liberty Life Association of Africa Ltd. .........         133
             4,100 Southern Life Association Ltd. ..................          35
                                                                         -------
                                                                             168
                                                                         -------
Metals & Mining (0.2%):
             5,200 Anglo American Corp of South Africa Ltd. ........         286
               500 Anglo American Gold Investment Co., Ltd. ........          38
             8,400 DeBeers Centenary AG ............................         241
             3,200 Driefontein Consolidated Ltd. ...................          34
             1,500 Gold Fields of South Africa Ltd. ................          41
             3,400 Johnnies Industrial Corp., Ltd. .................          37
             3,800 Kloof Gold Mining Company Ltd. ..................          31
             8,200 Randfontein Estates Gold Mining Co. .............          43
             4,700 Rustenburg Platinum Holdings Ltd. ...............          64
             4,100 Samancor Ltd. ...................................          48
                                                                         -------
                                                                             863
                                                                         -------
Oil & Gas Exploration Products & Services (0.0%):
            13,100 Sasol Ltd. ......................................         155
                                                                         -------
   Total South Africa                                                      2,342
                                                                         -------
SPAIN (4.0%):
Automotive (0.0%):
             3,200 Fabricacion de Automoviles Renault de
                     Espana SA .....................................          67
                                                                         -------

COMMON STOCKS, CONTINUED:
SPAIN, CONTINUED:
Banking (1.0%):
            27,300 Banco Bilbao Vizcaya SA, Registered ..............     $1,471
            21,700 Banco Central Hispanoamericano SA ................        556
            19,000 Banco Santander SA ...............................      1,214
            14,200 Corporacion Bancaria de Espana SA ................        634
                                                                         -------
                                                                           3,875
                                                                         -------
Beverages & Tobacco (0.1%):
             7,400 El Aguila SA (b) .................................         35
             6,000 Tabacalera SA, Class A ...........................        258
                                                                         -------
                                                                             293
                                                                         -------
Building Products (0.0%):
            13,900 Uralita SA .......................................        109
                                                                         -------
Chemicals (0.0%):
            54,100 Ercros SA (b) ....................................         33
                                                                         -------
Energy (0.3%):
            30,200 Repsol SA ........................................      1,156
                                                                         -------
Food & Household Products (0.1%):
            16,900 Ebro Agricolas, Compania de Alimentacion SA ......        297
                                                                         -------
Forest Products (0.0%):
             5,800 Empresa Nacional de Celulosas SA .................         69
            37,800 Sarrio SA ........................................        124
                                                                         -------
                                                                             193
                                                                         -------
Industrial Holding Companies (0.1%):
             5,600 Corporacion Financiara Alba ......................        565
                                                                         -------
Insurance (0.1%):
             3,600 Corporacion Mapfre ...............................        219
                                                                         -------
Miscellaneous Materials & Commodities (0.0%):
             6,400 Viscofan Industria Navarra de
                     Envolturas Celulosicas SA ......................         94
                                                                         -------
Real Estate (0.2%):
             8,200 Inmobiliaria Metropolitana Vasco
                     Central SA .....................................        301
            15,700 Vallehermoso SA ..................................        340
                                                                         -------
                                                                             641
                                                                         -------
Steel (0.1%):
             3,180 Acerinox SA ......................................        459
                                                                         -------
Telecommunications (0.7%):
           114,400 Telefonica de Espana .............................      2,652
                                                                         -------
Utilities-Electric & Gas (1.3%):
            27,700 Empresa Nacional de Electricidad SA ..............      1,968
             2,800 Fomento de Construcciones y Contratas SA .........        260
             5,100 Gas Natural SDG SA ...............................      1,184



CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
SPAIN, CONTINUED:
Utilities-Electric & Gas, continued:
           100,700 Iberdrola SA ......................................   $ 1,425
            48,310 Union Electric Fenosa SA ..........................       518
                                                                         -------
                                                                           5,355
                                                                         -------
   Total Spain                                                            16,008
                                                                         -------
SWEDEN (1.8%):
Automotive (0.1%):
            14,500 Volvo AB, Series B ................................       320
                                                                         -------
Banking & Financial Services (0.2%):
            27,400 Skandiaviska Enskilda Banken, Class A .............       281
            11,150 Svenska Handlesbanken, Class A ....................       320
               800 Svenska Handlesbanken, Class B ....................        22
                                                                         -------
                                                                             623
                                                                         -------
Engineering (0.1%):
             2,450 ABB AB, Series A ..................................       276
               800 ABB AB, Series B ..................................        91
             4,150 Skanska AB, Series B ..............................       183
                                                                         -------
                                                                             550
                                                                         -------
Forest Products (0.2%):
            14,000 Stora Kopparbergs Bergslags Aktiebolag, Series A ..       193
             5,750 Stora Kopparbergs Bergslags Aktiebolag, Series B ..        78
            15,500 Svenska Cellulosa AB, Series B ....................       314
                                                                         -------
                                                                             585
                                                                         -------
Insurance (0.0%):
             4,200 Skandia Forsakrings AB ............................       119
                                                                         -------
Machinery & Equipment (0.1%):
            13,300 Atlas Copco AB, Series A ..........................       322
             1,000 Atlas Copco AB, Series B ..........................        24
                                                                         -------
                                                                             346
                                                                         -------
Manufacturing-Consumer Goods (0.1%):
             5,524 Electrolux AB, Series B ...........................       320
                                                                         -------
Metals & Mining (0.0%):
             1,750 SKF AB, Series B ..................................        41
             7,150 Trelleborg AB, Series B ...........................        95
                                                                         -------
                                                                             136
                                                                         -------
Office Equipment & Services (0.0%):
             4,600 Esselte AB, Series B ..............................       102
                                                                         -------
Pharmaceuticals (0.5%):
            29,850 Astra AB, Series A ................................     1,473
             9,850 Astra AB, Series B ................................       475
                                                                         -------
                                                                           1,948
                                                                         -------
COMMON STOCKS, CONTINUED:
SWEDEN, CONTINUED:
Real Estate (0.0%):

             2,740 Diligentia AB (b) ...............................      $   43
                                                                         -------
Retail-Special Line (0.2%):
             6,400 Hennes & Mauritz AB, Class B ....................         885
                                                                         -------
Telecommunications (0.3%):
            37,543 Telefonaktiebolaget LM Ericsson,
                     Series B ......................................       1,160
                                                                         -------
Tobacco (0.0%):
            14,500 Swedish Match AB ................................          51
                                                                         -------
   Total Sweden                                                            7,188
                                                                         -------
SWITZERLAND (1.9%):
Banking (0.0%):
             1,080 Swiss Bank Corp. ................................         205
                                                                         -------
Commercial Services (0.1%):
             1,492 Addeco SA .......................................         374
                                                                         -------
Consumer Goods (0.0%):
             1,150 Societe Suisse pour la
                     Microelectronique et l'Horlogerie AG,
                     Registered ....................................         163
                                                                         -------
Diversified (0.1%)
               260 ABB AG, Bearer Shares ...........................         322
               150 Alusuisse-Lonza Holding AG, Registered ..........         119
                                                                         -------
                                                                             441
                                                                         -------
Financial Services (0.3%):
             4,510 CS Holding AG, Registered .......................         462
               624 Union Bank of Switzerland .......................         545
                                                                         -------
                                                                           1,007
                                                                         -------
Food Products & Services (0.2%):
               570 Nestle SA, Registered ...........................         610
                                                                         -------
Insurance (0.1%):
               390 Swiss Reinsurance Co., Registered ...............         415
                                                                         -------
Pharmaceuticals (1.1%):
             2,434 Novartis AG, Bearer (b) .........................       2,779
               130 Roche Holding AG ................................       1,008
                40 Roche Holding AG, Bearer ........................         450
                                                                         -------
                                                                           4,237
                                                                         -------
Transportation & Shipping (0.0%):
               100 Danzas Holding AG, Registered ...................         111
                                                                         -------
   Total Switzerland                                                       7,563
                                                                         -------
THAILAND (0.5%):
Airlines (0.1%):
           136,200 Thai Airways International Public Co.,
                     Ltd., Foreign Registered Shares ...............         198
                                                                         -------



CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
THAILAND, CONTINUED:
Banking (0.2%):
           211,190 Krung Thai Bank Ltd. ............................      $  412
            41,800 Bangkok Bank Public Co., Ltd.,
                   Foreign Registered Shares .......................         404
                                                                          ------
                                                                             816
                                                                          ------
Metals & Mining (0.1%):
           655,000 Padaeng Industries Public Co., Ltd. (b) .........         262
                                                                          ------
Telecommunications (0.1%):
            30,000 Advanced Information Services PCL,
                     Foreign Registered Shares .....................         255
             9,800 Shinawatra Computer Co., PLC ....................         118
            76,700 TelecomAsia Corp. Public Co., Ltd. (b) ..........         160
                                                                          ------
                                                                             533
                                                                          ------
   Total Thailand                                                          1,809
                                                                          ------
Turkey (1.1%): Appliances & Household Products (0.0%):
         1,243,103 Arcelik AS ......................................         125
                                                                          ------
Automotive (0.1%):
           236,000 Otosan Otomobil Sanayii AS ......................          95
         1,747,400 Tofas Turk Otomobil Fabrikas AS (b) .............          68
                                                                          ------
                                                                             163
                                                                          ------
Banking & Financial Services (0.2%):
         3,301,600 Akbank TAS ......................................         446
         4,806,400 Turkiye Garanti Bankasi AS ......................         216
                                                                          ------
                                                                             662
                                                                          ------
Beverages & Tobacco (0.0%):
           574,560 Ericiyas Biracilik ve Malt Sanayii ..............          62
           301,540 Ege Biracilik ve Malt Sanayi AS .................          87
                                                                          ------
                                                                             149
                                                                          ------
Building Products (0.1%):
           384,736 Akcansa Cimento AS ..............................          35
           266,316 Cimentas AS .....................................          28
           333,000 Cimsa Cimento Sanayi ve Ticaret AS ..............          31
         1,090,565 Turk Sise ve Cam Fabrikalari AS .................         115
                                                                          ------
                                                                             209
                                                                          ------
Chemicals (0.1%):
           687,700 Petkim Petrokimya Holding AS ....................         274
                                                                          ------
Diversified (0.1%):
         2,509,670 Dogan Sirketler Grubu Holding AS ................          48
         1,976,833 Koc Holding AS (b) ..............................         344
                                                                          ------
                                                                             392
                                                                          ------
COMMON STOCKS, CONTINUED:
TURKEY, CONTINUED:
Electrical & Electronical (0.0%):
           251,000 Raks Electronik Ev Aletleri (b) .....................  $   52
                                                                          ------
Financial Services (0.1%):
           775,463 Eczacibasi Yatirim Holding Ortakligi
                     AS (b) ............................................      67
         2,126,000 Turkiye Is Bankasi AS, Class C ......................     326
         5,862,600 Yapi ve Kredi Bankasi AS ............................     145
                                                                          ------
                                                                             538
                                                                          ------
Food Products & Services (0.0%):
           181,999 Tat Konserve Sanayii AS .............................      27
                                                                          ------
Forest Products (0.0%):
           791,000 Kartonsan Karton Sanayi ve Ticaret AS ...............      76
                                                                          ------
Industrial Goods & Services (0.0%):
            95,000 Kordsa Kord Bezi Sanayi ve Ticaret AS ...............      38
                                                                          ------
Investment Companies (0.0%):
           189,600 Koc Yatrim ve Sanayi Mamulleri Pazarlama SA .........      36
                                                                          ------
Manufacturing-Capital Goods (0.0%):
           587,000 Turk Demir Dokum Fabrikalari AS .....................      53
                                                                          ------
Metals & Mining (0.1%):
         1,514,450 Eregli Demir ve Celik Fabrikalari TAS ...............     181
         8,427,517 Izmir Demir Celik Sanayi AS .........................      70
                                                                          ------
                                                                             251
                                                                          ------
Oil & Gas Exploration, Production & Services (0.1%):
           467,591 Aygaz AS ............................................      68
           517,300 Petrol Ofisi AS .....................................     138
           961,665 Tupras Turkiye Petrol Rafinerileri AS (b) ...........     238
                                                                          ------
                                                                             444
                                                                          ------
Telecommunications (0.0%):
           307,200 Netas-Northern Elektrik Telekomunikasyon AS .........      69
                                                                          ------
Textile Products (0.0%):
           787,057 Aksa Akrilik Kimya Sanayii AS .......................     106
                                                                          ------
Tire & Rubber (0.1%):
           179,000 Brisa Bridgestone Sabanci Lastik SAN, ve Tic AS .....      80
            96,000 Goodyear Lastikleri TAS .............................      73
                                                                          ------
                                                                             153
                                                                          ------
Transportation (0.1%):
         1,966,854 Turk Hava Yollari AO (b) ............................     433
                                                                          ------
Utility-Electric & Gas (0.0%):
            96,000 Cukurova Elektrik AS ................................     114
                                                                          ------



CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
TURKEY, CONTINUED:
Wholesale Distribution (0.0%):
           110,000 Migros Turk TAS .................................      $  134
                                                                          ------
   Total Turkey                                                            4,498
                                                                          ------
UNITED KINGDOM (8.1%):
Aerospace & Military Technology (0.3%):
            21,900 British Aerospace PLC ...........................         479
            33,200 Rolls-Royce PLC .................................         146
            34,700 Smiths Industries PLC ...........................         476
                                                                          ------
                                                                           1,101
                                                                          ------
Airlines (0.2%):
            64,500 British Airways PLC .............................         668
                                                                          ------
Appliance s & Household Products (0.1%):
            13,600 EMI Group PLC ...................................         321
                                                                          ------
Banking (1.3%):
           160,400 Abbey National PLC ..............................       2,100
            74,500 Barclays PLC ....................................       1,275
            21,000 HSBC Holdings PLC ...............................         469
            42,800 HSBC Holdings PLC (Hong Kong Dollars 10) ........         932
            23,500 Royal Bank of Scotland Group PLC ................         227
                                                                          ------
                                                                           5,003
                                                                          ------
Banking & Financial Services (0.1%):
            37,500 Allied Irish Banks PLC ..........................         251
                                                                          ------

Beverages & Tobacco (0.2%):
            49,400 Guinness PLC ....................................         387
            50,200 Scottish & Newcastle PLC ........................         590
                                                                          ------
                                                                             977
                                                                          ------
Broadcasting/Cable (0.1%):
            52,600 British Sky Broadcasting Group PLC ..............         470
                                                                          ------

Building Products (0.1%):
            67,300 CAMAS PLC .......................................          84
           158,800 Tarmac PLC ......................................         266
                                                                          ------
                                                                             350
                                                                          ------
Chemicals (0.1%):
            33,000 Imperial Chemical Industries PLC ................         434
                                                                          ------

Closed End Funds (0.0%):
            12,233 Value Realisation Trust PLC (b) .................          16
                                                                          ------

Conglomerates (0.2%):
            70,400 B.A.T. Industries PLC ...........................         584
            53,500 Lonrho PLC ......................................         114
                                                                          ------
                                                                             698
                                                                          ------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:

Construction (0.0%):
            73,500 Taylor Woodrow PLC ..............................      $  194
                                                                          ------

Electrical & Electronic (0.4%):
            50,400 Bowthorpe PLC ...................................         390
            49,800 Electrocomponents PLC ...........................         454
            82,300 General Electric Co., PLC .......................         538
            22,300 Oxford Instruments PLC ..........................         160
                                                                          ------
                                                                           1,542
                                                                          ------
Energy (0.4%):
           135,700 British Petroleum Co., PLC ......................       1,627
                                                                          ------
Engineering (0.0%):
            24,700 Barratt Developments PLC ........................         107
            56,460 Costain Group PLC (b) ...........................          40
                                                                          ------
                                                                             147
                                                                          ------
Financial Services (0.3%):
           143,582 Lloyds TSB Group PLC ............................       1,058
            36,700 St. James's Place Capital PLC ...................          62
                                                                          ------
                                                                           1,120
                                                                          ------
Food & Household Products (0.2%):
            42,285 Cadbury Schweppes PLC ...........................         356
            18,700 Unilever PLC ....................................         453
                                                                          ------
                                                                             809
                                                                          ------
Health & Personal Care (0.6%):
            90,100 Glaxo Wellcome PLC ..............................       1,462
            26,500 Zeneca Group PLC ................................         747
                                                                          ------
                                                                           2,209
                                                                          ------
Industrial Holding Companies (0.4%):
            21,900 BICC Group PLC ..................................         104
           100,700 BTR PLC .........................................         489
            94,200 Grand Metropolitan PLC ..........................         740
           200,900 Hanson PLC ......................................         280
                                                                          ------
                                                                           1,613
                                                                          ------
Insurance (0.3%):
            56,300 Commercial Union PLC ............................         659
            18,600 Prudential Corp. PLC ............................         156
            33,930 Royal & Sun Alliance Insurance Group PLC ........         258
                                                                          ------
                                                                           1,073
                                                                          ------
Leisure (0.2%):
            57,800 Granada Group PLC ...............................         852
                                                                          ------
Machinery & Equipment (0.1%):
            20,000 GKN PLC .........................................         343
                                                                          ------


CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
UNITED KINDOM, CONTINUED:

Merchandising (0.1%):
            42,900 Safeway PLC ......................................     $  297
                                                                          ------
Metals & Mining (0.0%):
            48,900 English China Clays PLC ..........................        161
                                                                          ------
Metals (Non-ferrous) (0.2%):
            42,500 RTZ Corp., PLC, Registered .......................        681
                                                                          ------
Metals (Steel) (0.0%):
            67,600 British Steel PLC ................................        186
                                                                          ------
Miscellaneous Materials & Commodities (0.1%):
            61,200 Harrisons & Crosfield PLC ........................        140
            50,900 Pilkington PLC ...................................        136
                                                                          ------
                                                                             276
                                                                          ------
Oil & Gas Exploration Products & Services (0.0%):
             3,300 Shell Transport & Trading Co. ....................         57
                                                                          ------
Paper Products (0.1%):
            40,900 Rexam PLC ........................................        252
                                                                          ------
Pharmaceuticals (0.3%):
            72,372 SmithKline Beecham PLC ...........................      1,002
                                                                          ------
Printing & Publishing (0.1%):
            42,600 Reuters Holdings PLC .............................        548
                                                                          ------
Real Estate (0.2%):
            18,720 British Land Co., PLC ............................        165
            48,600 Land Securities PLC ..............................        619
                                                                          ------
                                                                             784
                                                                          ------
Retail Stores/Catalog (0.8%):
            45,500 Boots Co., PLC ...................................        469
            41,000 Great Universal Stores PLC .......................        429
            89,900 Marks & Spencer PLC ..............................        755
            22,700 Next PLC .........................................        220
            66,100 Sainsbury (J.) PLC ...............................        439
           117,000 Tesco PLC ........................................        710
            13,600 Thorn PLC ........................................         59
                                                                          ------
                                                                           3,081
                                                                          ------
Road & Railroad (0.0%):
            18,600 Peninsular & Oriental Steam Navigation Co. .......        188
                                                                          ------
Telecommunications (0.5%):
           148,900 British Telecommunications PLC ...................      1,005
            65,100 Cable & Wireless PLC .............................        541
           123,700 Vodaphone Group PLC ..............................        522
                                                                          ------
                                                                           2,068
                                                                          ------
Tobacco (0.0%):
            20,090 Imperial Tobacco Group PLC (b) ...................        130
                                                                          ------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:
Utilities-Electric & Gas (0.1%):
            77,300 British Gas PLC .................................      $  297
            33,800 National Power PLC ..............................         283
                                                                          ------
                                                                             580
                                                                          ------
   Total United Kingdom                                                   32,109
                                                                          ------

UNITED STATES (0.9%):
Banking & Financial Services (0.0%):
             5,883 Banco O'Higgins ADR .............................         135
                                                                          ------
Beverages & Tobacco (0.1%):
             6,712 Compania Cervezas Unidas SA ADR .................         108
             4,066 Embotelladora Andina SA ADR .....................         124
             2,500 Vina Concho y Toro SA ADR .......................          59
                                                                          ------
                                                                             291
                                                                          ------
Building Products (0.0%):
            18,900 Gujarat Ambuja Cements Ltd. GDR .................         156
                                                                          ------
Chemicals (0.1%):
             9,500 Indian Petrochemicals Corp., Ltd. GDR ...........          95
             2,870 Millenium Chemicals, Inc. (b) ...................          51
             6,409 Quimica Y Minera Chile SA ADR ...................         347
                                                                          ------
                                                                             493
                                                                          ------
Diversified (0.0%):
             1,615 U.S. Industries, Inc. (b) .......................          56
                                                                          ------
Forest Products (0.1%):
            11,887 Maderas Y Sinteticos Anonima SA ADR .............         166
                                                                          ------
Metals & Mining (0.1%):
             7,615 Madeco SA ADR ...................................         185
                                                                          ------
Packaging (0.0%):
             8,500 Cristalerias de Chile ADR .......................         155
                                                                          ------
Pharmaceuticals (0.0%):
             4,711 Laboratorio Chile ADR ...........................          78
                                                                          ------
Telecommunications (0.1%):
             3,796 Cia de Telecomunicaciones de Chile SA ADR .......         384
                                                                          ------
Textiles (0.0%):
            13,800 Indian Rayon & Industries Ltd. GDR ..............         100
                                                                          ------
Transportation (0.1%):
             7,000 Bajaj Auto Ltd. GDR .............................         185
                                                                          ------
Utilities-Electric (0.3%):
             4,662 Chilectra SA ADR ................................         241
            11,891 Chilgener SA ADR ................................         248
            19,962 Empresa Nacional Electricidad ADR ...............         309
            10,028 Enersis SA ADR ..................................         278
                                                                          ------
                                                                           1,076
                                                                          ------

CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)

    SHARES OR
   PRINCIPAL                         SECURITY                            MARKET
    AMOUNT                          DESCRIPTION                           VALUE
------------- -----------------------------------------------------    ----------
COMMON STOCKS, CONTINUED:
UNITED STATES, CONTINUED:
Utilities-Electric continued:
   Total United States                                                  $  3,460
                                                                        --------
   Total Common Stocks                                                   382,794
                                                                        --------
CORPORATE BONDS (0.0%):
UNITED KINGDOM (0.0%):
            $6,422 Value Realisation Trust .......................            10
                                                                        --------
   Total Corporate Bonds                                                      10
                                                                        --------
PREFERRED STOCKS (1.5%):
AUSTRALIA (0.3%):
           223,350 News Corp. Ltd. ...............................           993
                                                                        --------
BRAZIL (0.4%):
Banking (0.0%):
        12,023,000 Banco Bradesco SA .............................            87
           131,000 Banco Itau SA .................................            57
                                                                        --------
                                                                             144
                                                                        --------
Beverages & Tobacco (0.0%):
            91,000 Companhia Cervejaria Brahma (b) ...............            50
                                                                        --------
Electric Utility (0.0%):
         1,104,000 Cia Energetica de Sao Paolo ...................            43
         2,173,000 Companhia Energetica de Minas Gerais ..........            74
                                                                        --------
                                                                             117
                                                                        --------
Food Products (0.0%):
           141,000 Sadia-Concordia SA ............................           109
                                                                        --------
Forest Products (0.0%):
             2,000 Cia Suzano Papel e Celelose ...................             5
                                                                        --------
Oil & Gas Exploration, Production & Services (0.1%):
         2,158,000 Petroleo Brasileiro SA ........................           344
                                                                        --------
Steel (0.1%):
            11,664 Companhia Vale do Rio Doce ....................           224
                                                                        --------
Telecommunications (0.2%):
         8,722,000 Telecomunicacoes Brasileiras SA ...............           671
           550,000 Telecomunicacoes de Sao Paolo SA ..............           119
                                                                        --------
                                                                             790
                                                                        --------
   Total Brazil                                                            1,783
                                                                        --------
GERMANY (0.8%):
Automotive (0.3%):
             3,660 Volkswagen AG .................................         1,166
                                                                        --------
Business Services (0.2%):
             6,150 SAP AG ........................................           845
                                                                        --------
PREFERRED STOCKS, CONTINUED:
GERMANY, CONTINUED:
Utilities-Electric & Gas (0.3%):
            28,100 RWE AG ........................................      $    939
                                                                        --------
Textiles (0.0%):
               700 Escada AG .....................................           115
                                                                        --------
   Total Germany                                                           3,065
                                                                        --------
Greece (0.0%): Telecommunications (0.0%):
             6,900 Intracom SA ...................................           105
                                                                        --------
   Total Preferred Stocks                                                  5,946
                                                                        --------
RIGHTS (0.0%):
SOUTH AFRICA (0.0%):
             5,300 Anglovaal Industries Ltd. (b) .................             0
                                                                        --------
   Total Rights                                                                0
                                                                        --------
WARRANTS (0.0%):
FRANCE (0.0%):
             7,750 Lagadere SCA ..................................             8
                                                                        --------
HONG KONG (0.0%):
            16,400 Applied International Warrants (b) ............             0
            26,300 Oriental Press Warrants .......................             2
                                                                        --------
                                                                               2
                                                                        --------
ITALY (0.0%):
             1,780 La Rinascente SpA Warrants ....................             1
                                                                        --------
   Total Warrants                                                             11
                                                                        --------
U.S. TREASURY OBLIGATIONS (0 .1%):
U.S. Treasury Bills
         $  35,000 2/13/97 (c) ...................................            35
            15,000 3/13/97 (c) ...................................            15
           150,000 3/20/97 (c) ...................................           148
                                                                        --------
   Total U.S. Treasury Obligations                                           198
                                                                        --------
   Total Investments, at value                                           388,959
                                                                        --------
REPURCHASE AGREEMENTS (1.9%):

         7,488,000 State Street Bank, 4.75%, 1/2/97
                   (collateralized by $7,080 various U.S.
                   Treasury Securities, 4.75%, 7/15/06,
                   market value-$7,645)                                    7,488
                                                                        --------
  TOTAL REPURCHASE AGREEMENTS                                              7,488
                                                                        --------
Total (Cost-$355,353)(a)                                                $396,447
                                                                        ========

-----

Percentages indicated are based on net assets of $395,418.

CONTINUED

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS, EXCEPT SHARES OR PRINCIPAL AMOUNT) DECEMBER 31, 1996 (UNAUDITED)


(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $39. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation...................         $71,250
          Unrealized depreciation...................         (30,195)
                                                             -------
          Net unrealized appreciation...............         $41,055
                                                             =======

(b)  Represents non-income producing security.
(c)  Serves as collateral for futures contracts.

ADR   American Depository Receipt
GDR   Global Depository Receipt

At December 31, 1996, the Fund's open futures contracts were as follows:
                                                                                                  Current
                                                                                      Open         Market
                                                                                    Positions      Value
# OF CONTRACTS                              Contract Type                             (000)        (000)
--------------    --------------------------------------------------------------    ---------     -------
                  LONG CONTRACTS
     19             Eurotop 100 Index, March, 1997..............................     $2,991       $3,079
     29             Nikkei 225 Index, March, 1997...............................      2,984        2,810

         At December 31, 1996, the Fund's open forward currency contracts were as follows:
                                                                                                                 Unrealized
                                          Delivery       Contract    Contract        Contract      Market       Appreciation/
CURRENCY                                    Date           Price      Amount          Value        Value        (Depreciation)
--------                                  --------       --------    --------        --------      ------   ----------------------
Long Contracts:
   European Currency Units................ 3/21/97          0.7967      2,360         $2,962      $2,968            $    6
   Japanese Yen........................... 3/13/97        111.7400    337,000          3,016       2,942               (74)
                                                                                      ------      ------            ------
                                                                                      $5,978      $5,910            $  (68)
                                                                                      ======      ======            ======

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 1996
(UNAUDITIED)

                                                                                    (Amounts in Thousands,
                                                                                   except per share amounts)
                                                                                                                          Large
                                                             Asset       Income          Equity          Value           Company
                                                           Allocation    Equity          Index           Growth           Value
                                                              Fund        Fund            Fund            Fund            Fund
                                                            ---------   ---------       ---------       ---------       ---------
Assets:
Investments, at value .................................     $ 112,784   $ 415,875       $ 507,163       $ 277,829       $ 621,210
Repurchase agreements, at cost ........................         7,624       3,482          29,140           7,155           6,011
                                                            ---------   ---------       ---------       ---------       ---------
Total (cost $113,209; $293,385; $405,033;
   $250,906; and $570,741; respectively) ..............       120,408     419,357         536,303         284,984         627,221
Interest and dividends receivable .....................           809       1,362             893             569             580
Receivable for capital shares issued ..................           149         274             673              --              --
Receivable from brokers for investments sold ..........            --          --              --              --           2,467
Prepaid expenses and other assets .....................            14         103              65              13              38
                                                            ---------   ---------       ---------       ---------       ---------
TOTAL ASSETS ..........................................       121,380     421,096         537,934         285,566         630,306
                                                            ---------   ---------       ---------       ---------       ---------
LIABILITIES:
Cash overdraft ........................................             4          23              90             100           1,784
Dividends payable .....................................           333         744             824             205              --
Payable for capital shares redeemed ...................            13          21              30               8               1
Payable to brokers for investments purchased ..........         2,893          --              --              --              --
Net payable for variation margin on futures
   contracts ..........................................           109          --             624             283              --
Accrued expenses and other payables:
      Investment advisory fees ........................            54         263              46             182             393
      Administration fees .............................             8          59              16              40              89
      12b-1 fees (Class A) ............................             5          12              11               8               3
      12b-1 fees (Class B) ............................            22          38              68               6               5
      Other ...........................................            77           2              22              49             100
                                                            ---------   ---------       ---------       ---------       ---------
TOTAL LIABILITIES .....................................         3,518       1,162           1,731             881           2,375
                                                            ---------   ---------       ---------       ---------       ---------
NET ASSETS:
Capital ...............................................       109,754     283,496         404,537         245,933         577,653
Distributions in excess of net investment income ......            (6)         (3)           (394)            (10)            (91)
Accumulated undistributed (distributions in
   excess of) net realized gains (losses) from
   investment, options and futures transactions .......           852      10,469           1,332           4,965          (6,111)
Net unrealized appreciation from investments,
   options and futures ................................         7,262     125,972         130,728          33,797          56,480
                                                            ---------   ---------       ---------       ---------       ---------
NET ASSETS ............................................     $ 117,862   $ 419,934       $ 536,203       $ 284,685       $ 627,931
                                                            =========   =========       =========       =========       =========

Net Assets:
      Fiduciary .......................................     $  68,799   $ 319,259       $ 398,706       $ 239,257       $ 610,420
      Class A .........................................        22,455      54,904          54,186          38,790          11,929
      Class B .........................................        26,608      45,771          83,311           6,638           5,582
                                                            ---------   ---------       ---------       ---------       ---------
           Total ......................................     $ 117,862   $ 419,934       $ 536,203       $ 284,685       $ 627,931
                                                            =========   =========       =========       =========       =========
Outstanding Units of Beneficial Interest (Shares):
      Fiduciary .......................................         5,818      17,505          21,851          24,755          47,037
      Class A .........................................         1,896       3,012           2,969           4,017             916
      Class B .........................................         2,240       2,506           4,563             688             425
                                                            ---------   ---------       ---------       ---------       ---------
           Total ......................................         9,954      23,023          29,383          29,460          48,378
                                                            =========   =========       =========       =========       =========
Net Asset Value:
      Fiduciary-offering and redemption price per share     $   11.83   $   18.24       $   18.25       $    9.67       $   12.98
                                                            =========   =========       =========       =========       =========
      Class A-redemption price per share ..............     $   11.84   $   18.23       $   18.25       $    9.66       $   13.02
                                                            =========   =========       =========       =========       =========
      Class A-maximum sales charge ....................          4.50%       4.50%           4.50%           4.50%           4.50%
                                                            =========   =========       =========       =========       =========
      Class A-maximum offering price per share
        (100%/(100%-maximum sales charge) of
        net asset value adjusted to nearest cent) .....     $   12.40   $   19.09       $   19.11       $   10.12       $   13.63
                                                            =========   =========       =========       =========       =========
      Class B-offering price per share (a) ............     $   11.88   $   18.26       $   18.26       $    9.65       $   13.12
                                                            =========   =========       =========       =========       =========




-----

(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 1996
(UNAUDITIED)

                                                                    (Amounts in Thousands,
                                                                   except per share amounts)

                                                             Large                           Gulf        International
                                          Disciplined        Company        Growth           South           Equity
                                              Value          Growth      Opportunities       Growth           Index
                                              Fund            Fund            Fund           Fund             Fund
                                            ---------       ---------    -------------     ---------     -------------
Assets:
Investments, at value .................     $ 528,861       $ 914,841      $ 534,302       $  95,984       $ 388,959
Repurchase agreements, at cost ........         3,790          24,936         55,267           4,231           7,488
                                            ---------       ---------      ---------       ---------       ---------
Total (cost $463,484; $737,976;
   $550,336; $81,453; and
   $355,353; respectively) ............       532,651         939,777        589,569         100,215         396,447
Foreign currency, at value (cost $12) .            --              --             --              --              12
Interest and dividends receivable .....           831           2,044            263              48             316
Receivable for capital shares
   issued .............................         1,403           2,302          1,417              15           1,396
Receivable from brokers for
   investments sold ...................            --           4,784         15,937              --              --
Tax reclaim receivable ................            --              --             --              --             417
Organization costs ....................            --               1             --              --               4
Prepaid expenses and other assets .....             3              90             51              17               3
                                            ---------       ---------      ---------       ---------       ---------
TOTAL ASSETS ..........................       534,888         948,998        607,237         100,295         398,595
                                            ---------       ---------      ---------       ---------       ---------
LIABILITIES:
Cash overdraft ........................           997           1,612            948              --             922
Dividends payable .....................           589             909             --              --           1,727
Payable for capital shares
   redeemed ...........................            13               8              8              --               1
Payable to brokers for investments
   purchased ..........................            --           5,118         19,983              --              --
Net payable for variation margin
   on futures contracts ...............            --              --             --              --              11
Payable for forward foreign
   currency contracts .................            --              --             --              --              68
Accrued expenses and other
   payables:
   Investment advisory fees ...........           333             595            368              63             181
   Administration fees ................            75             134             83               6              56
   12b-1 fees (Class A) ...............             5              19              6               4               2
   12b-1 fees (Class B) ...............            15              69             18               3               6
   Other ..............................            99              49             25              16             203
                                            ---------       ---------      ---------       ---------       ---------
TOTAL LIABILITIES .....................         2,126           8,513         21,439              92           3,177
                                            ---------       ---------      ---------       ---------       ---------

NET ASSETS:
Capital ...............................       455,974         724,561        555,028          81,076         356,749
Undistributed (distributions in
   excess of) net investment
   income .............................           (47)             52           (138)            (74)         (1,326)
Accumulated undistributed
   (distributions in excess of) net
   realized gains (losses) from
   investment, options, futures and
   foreign currency transactions ......         7,668          14,071         (8,325)            439            (944)
Net unrealized appreciation from
   investments, options, futures
   and translation of assets and
   liabilities in foreign currencies ..        69,167         201,801         39,233          18,762          40,939
                                            ---------       ---------      ---------       ---------       ---------
NET ASSETS ............................     $ 532,762       $ 940,485      $ 585,798       $ 100,203       $ 395,418
                                            =========       =========      =========       =========       =========

Net Assets:
      Fiduciary .......................     $ 492,215       $ 766,728      $ 533,522       $  78,859       $ 377,707
      Class A .........................        22,272          91,704         30,767          17,952          10,610
      Class B .........................        18,275          82,053         21,509           3,392           7,101
                                            ---------       ---------      ---------       ---------       ---------
           Total ......................     $ 532,762       $ 940,485      $ 585,798       $ 100,203       $ 395,418
                                            =========       =========      =========       =========       =========
Outstanding Units of Beneficial
   Interest (Shares):
      Fiduciary .......................        34,731          47,951         31,493           7,980          25,221
      Class A .........................         1,569           5,587          1,823           1,814             707
      Class B .........................         1,290           5,071          1,306             345             486
                                            ---------       ---------      ---------       ---------       ---------
           Total ......................        37,590          58,609         34,622          10,139          26,414
                                            =========       =========      =========       =========       =========
Net Asset Value:
      Fiduciary-offering and
        redemption price per share ....     $   14.17       $   15.99      $   16.94       $    9.88       $   14.98
                                            =========       =========      =========       =========       =========
      Class A-redemption price per
        share .........................     $   14.19       $   16.41      $   16.87       $    9.90       $   15.00
                                            =========       =========      =========       =========       =========
      Class A-maximum sales
        charge ........................          4.50%           4.50%          4.50%           4.50%           4.50%
                                            =========       =========      =========       =========       =========
      Class A-maximum offering
        price per share
        (100%/(100%-maximum
        sales charge) of net asset
        value adjusted to nearest cent)     $   14.86       $   17.18      $   17.66       $   10.37       $   15.71
                                            =========       =========      =========       =========       =========
      Class B-offering price per
        share (a) .....................     $   14.16       $   16.18      $   16.47       $    9.84       $   14.59
                                            =========       =========      =========       =========       =========

-----
(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
(UNAUDITED)

                                                                                 (Amounts in Thousands)
                                                              Asset        Income        Equity         Value         Large
                                                            Allocation     Equity         Index         Growth        Company
                                                               Fund          Fund         Fund          Fund        Value Fund
                                                             --------      --------      --------      --------     ----------
INVESTMENT INCOME:
Interest income ........................................     $  1,764      $    932      $    585      $    441      $    616
Dividend income ........................................          459         5,348         4,818         2,287         8,412
Securities lending income ..............................           11            26            38            24           110
                                                             --------      --------      --------      --------      --------
TOTAL INCOME ...........................................        2,234         6,306         5,441         2,752         9,138
                                                             --------      --------      --------      --------      --------
EXPENSES:
Investment advisory fees ...............................          326         1,501           696           941         2,243
Administration fees ....................................           83           335           384           210           501
12b-1 fees (Class A) ...................................           36            86            75            64            19
12b-1 fees (Class B) ...................................          115           186           294            29            24
Custodian and accounting fees ..........................           32            16            75            42            40
Legal and audit fees ...................................            3            19            12            13            15
Organization costs .....................................            2            --            --            --            --
Trustees' fees and expenses ............................            1             3             2             2             4
Transfer agent fees ....................................           38            48            68            45            23
Registration and filing fees ...........................           23            27            20             4            55
Printing costs .........................................            3            26            17            36            19
Other ..................................................           --             1             4            11             4
                                                             --------      --------      --------      --------      --------
Total expenses before waivers ..........................          662         2,248         1,647         1,397         2,947
Less waivers ...........................................         (122)          (25)         (644)          (96)           (5)
                                                             --------      --------      --------      --------      --------
NET EXPENSES ...........................................          540         2,223         1,003         1,301         2,942
                                                             --------      --------      --------      --------      --------
Net Investment Income ..................................        1,694         4,083         4,438         1,451         6,196
                                                             --------      --------      --------      --------      --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS,
   OPTIONS AND FUTURES:
Net realized gains (losses) from investment, options and
   futures transactions ................................        2,856        17,707         3,219        15,897        (4,647)
Net change in unrealized appreciation from investments,
   options and futures .................................        2,880         9,362        44,523         8,361        60,686
                                                             --------      --------      --------      --------      --------
Net realized/unrealized gains from investments, options
   and futures .........................................        5,736        27,069        47,742        24,258        56,039
                                                             --------      --------      --------      --------      --------
Change in net assets resulting from operations .........     $  7,430      $ 31,152      $ 52,180      $ 25,709      $ 62,235
                                                             ========      ========      ========      ========      ========


See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS             FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
(UNAUDITED)

                                                                        (Amounts in Thousands)
                                                                 Large                       Gulf     International
                                                Disciplined     Company       Growth         South       Equity
                                                   Value        Growth     Opportunities    Growth        Index
                                                   Fund          Fund          Fund          Fund         Fund
                                                -----------    --------    -------------   --------   -------------
INVESTMENT INCOME:
Interest income ............................     $    159      $    671      $    818      $    106      $      4
Dividend income ............................        7,279         8,098        10,228           273         2,785
Securities lending income ..................           67            75           206            33            --
Foreign tax withholding ....................           --            --            --            --          (332)
                                                 --------      --------      --------      --------      --------
TOTAL INCOME ...............................        7,505         8,844        11,252           412         2,457
                                                 --------      --------      --------      --------      --------
EXPENSES:
Investment advisory fees ...................        2,006         3,367         2,187           374         1,053
Administration fees ........................          448           752           489            84           316
12b-1 fees (Class A) .......................           37           141            50            31            19
12b-1 fees (Class B) .......................           85           346            85            15            32
Custodian and accounting fees ..............           43            34            60            27           163
Legal and audit fees .......................           21            41            22             7            10
Organization costs .........................           --            --            --            --             2
Trustees' fees and expenses ................            4             6             4             1             2
Transfer agent fees ........................           68           137            53            43            30
Registration and filing fees ...............           30            30            22            14             8
Printing costs .............................           31            57            32            12            13
Other ......................................            2             4             1            --             2
                                                 --------      --------      --------      --------      --------
Total expenses before waivers ..............        2,775         4,915         3,005           608         1,650
Less waivers ...............................          (11)          (36)          (14)          (67)           (5)
                                                 --------      --------      --------      --------      --------
NET EXPENSES ...............................        2,764         4,879         2,991           541         1,645
                                                 --------      --------      --------      --------      --------
Net Investment Income (Loss) ...............        4,741         3,965         8,261          (129)          812
                                                 --------      --------      --------      --------      --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
   INVESTMENTS, OPTIONS, FUTURES AND
   FOREIGN CURRENCIES:
Net realized gains from investment,
   options, futures and foreign currency
   transactions ............................       23,995        35,407         2,253         6,229         1,157
Net change in unrealized appreciation
   (depreciation) from investments, options,
   futures and translation of assets and
   liabilities in foreign currencies .......       15,176        42,213        31,069        (3,378)        1,611
                                                 --------      --------      --------      --------      --------
Net realized/unrealized gains from
   investments, options, futures and foreign
   currencies ..............................       39,171        77,620        33,322         2,851         2,768
                                                 --------      --------      --------      --------      --------
Change in net assets resulting from
   operations ..............................     $ 43,912      $ 81,585      $ 41,583      $  2,722      $  3,580
                                                 ========      ========      ========      ========      ========



See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    (Amounts in Thousands)
                                                           Asset Allocation Fund       Income Equity Fund     Equity Index Fund
                                                         ------------------------    ----------------------  -----------------------
                                                          Six Months   Year Ended   Six Months     Year      Six Months       Year
                                                             Ended         Ended       Ended       Ended       Ended         Ended
                                                          December 31,   June 30,   December 31,  June 30,   December 31,  June 30,
                                                               1996        1996        1996         1996         1996         1996
                                                           ---------    ---------    ---------    ---------    ---------    --------
                                                          (Unaudited)               (Unaudited)               (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ................................   $   1,694   $  2,090   $   4,083    $   6,029    $   4,438    $   6,199
   Net realized gains from investment, options and
     futures transactions ...............................       2,856      4,144      17,707        8,723        3,219       10,186
   Net change in unrealized appreciation from
     investments, options and futures ...................       2,880      1,631       9,362       35,127       44,523       47,556
                                                            ---------   --------   ---------    ---------    ---------    ---------
   Change in net assets resulting from
     operations .........................................       7,430      7,865      31,152       49,879       52,180       63,941
                                                            ---------   --------   ---------    ---------    ---------    ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
   From net investment income ...........................      (1,058)    (1,520)     (3,413)      (5,321)      (3,682)      (5,782)
   In excess of net investment income ...................        --         --          --            (25)        --           (161)
   From net realized gains from investment transactions .      (2,959)      (640)    (10,511)      (7,457)      (3,288)      (8,186)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ...........................        (352)      (343)       (468)        (528)        (391)        (269)
   In excess of net investment income ...................        --         --          --             (2)        --             (7)
   From net realized gains from investment transactions .        (974)      (143)     (1,743)        (850)        (420)        (359)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ...........................        (309)      (216)       (218)        (180)        (354)        (149)
   In excess of net investment income ...................        --         --          --             (1)        --             (4)
   From net realized gains from investment transactions .      (1,129)       (99)     (1,424)        (356)        (629)        (256)
                                                            ---------   --------   ---------    ---------    ---------    ---------

Change in net assets from shareholder distributions .....      (6,781)    (2,961)    (17,777)     (14,720)      (8,764)     (15,173)
                                                            ---------   --------   ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ..........................      37,197     50,091      47,458      267,682      179,952      199,001
   Proceeds from shares issued in connection with
     acquisition ........................................        --         --          --        136,786         --           --
   Dividends reinvested .................................       5,836      2,534      10,931        6,734        5,110       11,149
   Cost of shares redeemed ..............................     (12,567)   (16,204)    (47,110)    (239,261)     (84,057)    (106,442)
                                                            ---------   --------   ---------    ---------    ---------    ---------

Change in net assets from share transactions ............      30,466     36,421      11,279      171,941      101,005      103,708
                                                            ---------   --------   ---------    ---------    ---------    ---------

Change in net assets ....................................      31,115     41,325      24,654      207,100      144,421      152,476

NET ASSETS:
   Beginning of period ..................................      86,747     45,422     395,280      188,180      391,782      239,306
                                                            ---------   --------   ---------    ---------    ---------    ---------
   End of period ........................................   $ 117,862   $ 86,747   $ 419,934    $ 395,280    $ 536,203    $ 391,782
                                                            =========   ========   =========    =========    =========    =========

SHARE TRANSACTIONS:
   Issued ...............................................       3,115      4,377       2,675       13,308       10,475       12,652
   Issued in connection with acquisition ................        --         --          --          7,895         --           --
   Reinvested ...........................................         490        221         605          414          285          721
   Redeemed .............................................      (1,053)    (1,428)     (2,647)     (11,666)      (4,887)      (6,924)
                                                            ---------   --------   ---------    ---------    ---------    ---------

Change in shares ........................................       2,552      3,170         633        9,951        5,873        6,449
                                                            =========   ========   =========    =========    =========    =========

Undistributed (distributions in excess of) net investment
 income included in net assets:
    End of period .......................................   $      (6)  $     19   $      (3)   $      13    $    (394)   $    (405)
                                                            =========   ========   =========    =========    =========    =========

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS






                                                                              (AMOUNTS IN THOUSANDS)
                                                                                                         LARGE COMPANY
                                                               VALUE GROWTH FUND                           VALUE FUND
                                                  ------------------------------------------      -------------------------
                                                  SIX MONTHS      SEVEN MONTHS                    SIX MONTHS       YEAR
                                                    ENDED            ENDED       YEAR ENDED          ENDED         ENDED
                                                 DECEMBER 31,       JUNE 30,     NOVEMBER 30,     DECEMBER 31,    JUNE 30,
                                                     1996           1996(a)         1995(a)          1996           1996
                                                  ---------       ---------       ---------       ---------       ---------
                                                 (UNAUDITED)                                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
   Net investment income ...................      $   1,451       $   1,254       $   2,459       $   6,196       $  12,313
   Net realized gains (losses)
     from investment, options
     and futures transactions ..............         15,897          50,010          17,559          (4,647)         66,494
   Net change in unrealized
     appreciation (depreciation)
     from investments, options
     and futures ...........................          8,361         (28,550)         30,874          60,686         (17,058)
                                                  ---------       ---------       ---------       ---------       ---------
Change in net assets resulting
     from operations .......................         25,709          22,714          50,892          62,235          61,749
                                                  ---------       ---------       ---------       ---------       ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS (B):
   From net investment income ..............         (1,269)           (569)                         (6,044)        (12,140)
   In excess of net investment
     income ................................             --              (5)                             --            (119)
   From net realized gains from
     investment transactions ...............        (36,353)             --                         (47,388)        (46,275)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ..............           (173)           (680)         (2,449)            (99)           (142)
   In excess of net investment
     income ................................             --              (5)             --              --              (1)
   From net realized gains from
     investment transactions ...............         (5,894)        (34,705)         (5,515)           (904)           (631)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ..............             (7)             (5)             (6)            (30)            (32)
   In excess of net investment
     income ................................             --              --              (3)             --              --
   From net realized gains from
     investment transactions ...............           (992)           (557)            (19)           (410)           (183)
                                                  ---------       ---------       ---------       ---------       ---------
Change in net assets from
   shareholder distributions ...............        (44,688)        (36,526)         (7,992)        (54,875)        (59,523)
                                                  ---------       ---------       ---------       ---------       ---------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued .............         57,932          68,807          24,259         100,880         285,428
   Dividends reinvested ....................         39,287          27,533           1,480          26,284          32,290
   Cost of shares redeemed .................        (25,424)        (71,560)        (21,348)       (104,635)        (91,619)
                                                  ---------       ---------       ---------       ---------       ---------
Change in net assets from share
   transactions ............................         71,795          24,780           4,391          22,529         226,099
                                                  ---------       ---------       ---------       ---------       ---------
Change in net assets .......................         52,816          10,968          47,291          29,889         228,325
NET ASSETS:
   Beginning of period .....................        231,869         220,901         173,610         598,042         369,717
                                                  ---------       ---------       ---------       ---------       ---------
   End of period ...........................      $ 284,685       $ 231,869       $ 220,901       $ 627,931       $ 598,042
                                                  =========       =========       =========       =========       =========
SHARE TRANSACTIONS:
   Issued ..................................          5,538           1,402           1,628           7,899          22,448
   Issued in restatement of net
      asset value (c) ......................             --           7,808              --              --              --
   Reinvested ..............................          4,053           1,782             106           2,024           2,670
   Redeemed ................................         (2,441)         (1,668)         (1,398)         (8,135)         (7,260)
                                                  ---------       ---------       ---------       ---------       ---------
Change in shares ...........................          7,150           9,324             336           1,788          17,858
                                                  =========       =========       =========       =========       =========
Undistributed (distributions in
   excess of) net investment
   income included in net assets:
     End of period .........................      $     (10)      $     (12)      $      (2)      $     (91)      $    (114)
                                                  =========       =========       =========       =========       =========

-----
(a) Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value Growth Fund. Changes in net assets for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund.
(b) Fiduciary Shares of the Value Growth Fund commenced offering on March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.
(c) Pursuant to its reorganization as a fund of The One Group, the Value Growth Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $15.26 to $10.00 and Class B Shares from $15.21 to $10.00.


See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                              (Amounts in Thousands)
                                                                                 Large Company                Growth
                                                   Disciplined Value Fund         Growth Fund            Opportunities Fund
                                                   -----------------------   -----------------------   -----------------------
                                                   Six Months      Year      Six Months     Year       Six Months        Year
                                                      Ended        Ended        Ended       Ended       Ended           Ended
                                                   December 31,   June 30,   December 31,  June 30,    December 31,    June 30,
                                                       1996         1996         1996        1996          1996         1996
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                                                   (Unaudited)               (Unaudited)                Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ........................   $   4,741    $  10,841    $   3,965    $   8,466    $   8,261    $   5,803
   Net realized gains from investment, options
    and futures transactions ....................      23,995       60,286       35,407       29,317        2,253      150,392
   Net change in unrealized appreciation
    (depreciation) from investments, options
    and futures .................................      15,176       25,630       42,213       85,542       31,069      (49,094)
                                                    ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets resulting from operations ..      43,912       96,757       81,585      123,325       41,583      107,101
                                                    ---------    ---------    ---------    ---------    ---------    ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
   From net investment income ...................      (4,513)     (10,409)      (3,519)      (7,921)      (7,722)      (5,538)
   In excess of net investment income ...........          --          (84)          --          (70)          --          (34)
   From net realized gains from
    investment transactions .....................     (53,221)     (27,544)     (37,414)      (7,625)     (83,581)     (78,544)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ...................        (164)        (302)        (286)        (478)        (395)        (215)
   In excess of net investment income ...........          --           (2)          --           (4)          --           (1)
   From net realized gains from investment
    transactions ................................      (2,286)        (920)      (4,265)        (558)      (4,572)      (2,747)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ...................         (66)        (131)         (23)         (67)        (235)         (51)
   In excess of net investment income ...........          --           (1)          --           (1)          --           --
   From net realized gains from investment
    transactions ................................      (1,855)        (708)      (3,785)        (253)      (3,102)        (896)
                                                    ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from shareholder
 distributions ..................................     (62,105)     (40,101)     (49,292)     (16,977)     (99,607)     (88,026)
                                                    ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ..................      59,659      146,331      127,190      303,743      188,670      285,336
   Proceeds from shares issued in connection
    with acquisition ............................          --           --           --       36,982           --           --
   Dividends reinvested .........................      32,102       21,701       30,926        9,536       56,517       46,859
   Cost of shares redeemed ......................    (100,423)    (138,383)    (127,285)    (145,189)    (174,852)    (205,266)
                                                    ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from share transactions ....      (8,662)      29,649       30,831      205,072       70,335      126,929
                                                    ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets ............................     (26,855)      86,305       63,124      311,420       12,311      146,004
NET ASSETS:
   Beginning of period ..........................     559,617      473,312      877,361      565,941      573,487      427,483
                                                    ---------    ---------    ---------    ---------    ---------    ---------
   End of period ................................   $ 532,762    $ 559,617    $ 940,485    $ 877,361    $ 585,798    $ 573,487
                                                    =========    =========    =========    =========    =========    =========
SHARE TRANSACTIONS:
   Issued .......................................       4,141       10,399        8,080       21,224       10,279       15,225
   Issued in connection with acquisition ........          --           --           --        2,673           --           --
   Reinvested ...................................       2,280        1,573        1,917          684        3,283        2,828
   Redeemed .....................................      (6,921)      (9,741)      (8,053)      (9,886)      (9,446)     (10,779)
                                                    ---------    ---------    ---------    ---------    ---------    ---------
Change in shares ................................        (500)       2,231        1,944       14,695        4,116        7,274
                                                    =========    =========    =========    =========    =========    =========
Undistributed (distributions in excess of) net
 investment income included in net assets:
   End of period ................................   $     (47)   $     (45)   $      52    $     (85)   $    (138)   $     (47)
                                                    =========    =========    =========    =========    =========    =========


See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        (Amounts in Thousands)
                                                                                          International Equity
                                                     Gulf South Growth Fund                    Index Fund
                                               ---------------------------------------  ------------------------
                                               Six Months     Seven Months               Six Months       Year
                                                  Ended         Ended      Year Ended      Ended          Ended
                                               December 31,    June 30,    November 30, December 31,     June 30,
                                                   1996         1996(a)      1995(a)        1996           1996
                                               ------------   ------------ ------------ ------------     --------
                                               (Unaudited)                               (Unaudited)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income (loss) .........    $    (129)    $    (162)    $    (329)    $     812     $   2,940
      Net realized gains from
        investment, options, futures
        and foreign currency
        transactions .......................        6,229        20,607         2,336         1,157         1,467
      Net change in unrealized
        appreciation (depreciation)
        from investments, options,
        futures and translation of
        assets and liabilities in
        foreign currencies .................       (3,378)       (8,026)       17,774         1,611        26,748
                                                ---------     ---------     ---------     ---------     ---------
Change in net assets resulting from
   operations ..............................        2,722        12,419        19,781         3,580        31,155
                                                ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS (b):
      From net investment income ...........            -             -                      (3,449)       (2,825)
      In excess of net investment
        income .............................            -             -                           -          (429)
      From net realized gains from
        investment transactions ............       (8,358)         (237)                     (3,811)       (2,147)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
      From net investment income ...........            -             -             -           (58)          (72)
      In excess of net investment
        income .............................            -             -             -             -           (11)
      From net realized gains from
        investment transactions ............       (1,835)      (17,443)       (1,410)         (111)          (55)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
      From net investment income ...........            -             -             -           (26)          (43)
      In excess of net investment
        income .............................            -             -             -             -            (7)
      From net realized gains from
        investment transactions ............         (302)         (393)           (8)          (72)          (33)
                                                ---------     ---------     ---------     ---------     ---------
Change in net assets from
   shareholder distributions ...............      (10,495)      (18,073)       (1,418)       (7,527)       (5,622)
                                                ---------     ---------     ---------     ---------     ---------
CAPITAL TRANSACTIONS:
      Proceeds from shares issued ..........        5,371        29,495        13,775       127,352       163,944
      Dividends reinvested .................        9,973        14,226           328         2,711         2,501
      Cost of shares redeemed ..............      (11,640)      (31,076)      (12,956)      (95,133)      (54,557)
                                                ---------     ---------     ---------     ---------     ---------
Change in net assets from share
   transactions ............................        3,704        12,645         1,147        34,930       111,888
                                                ---------     ---------     ---------     ---------     ---------
Change in net assets .......................       (4,069)        6,991        19,510        30,983       137,421
NET ASSETS:
      Beginning of period ..................      104,272        97,281        77,771       364,435       227,014
                                                ---------     ---------     ---------     ---------     ---------
      End of period ........................    $ 100,203     $ 104,272     $  97,281     $ 395,418     $ 364,435
                                                =========     =========     =========     =========     =========
SHARE TRANSACTIONS:
      Issued ...............................          534           620           842         8,596        11,286
      Issued in restatement of net
        asset value (c) ....................            -         3,633             -             -             -
      Reinvested ...........................        1,042           902            22           181           175
      Redeemed .............................       (1,141)         (838)         (768)       (6,392)       (3,742)
                                                ---------     ---------     ---------     ---------     ---------
Change in shares ...........................          435         4,317            96         2,385         7,719
                                                =========     =========     =========     =========     =========
Undistributed (distributions in excess
   of) net investment income
   included in net assets:
      End of period ........................    $    (129)    $       -     $       -     $  (1,326)    $   1,395
                                                =========     =========     =========     =========     =========


-----

(a) Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Capital and share transactions for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund.

(b) Fiduciary Shares of the Gulf South Growth Fund commenced offering on March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.

(c) Pursuant to its reorganization as a fund of The One Group, the Gulf South Growth Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $15.70 to $10.00 and Class B Shares from $15.48 to $10.00.

See notes to financial statements.

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THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1996
(Unaudited)


1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently consists of thirty active funds. The accompanying financial statements and financial highlights are those of the Asset Allocation Fund, the Income Equity Fund, the Equity Index Fund, the Value Growth Fund, the Large Company Value Fund, the Disciplined Value Fund, the Large Company Growth Fund, the Growth Opportunities Fund, the Gulf South Growth Fund and the International Equity Index Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund except the Gulf South Growth Fund which is non-diversified.

   The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement, all of the assets and liabilities of each Paragon Fund transferred to a Fund of The One Group in exchange for shares of the corresponding Fund of The One Group. Subsequent to the reorganization, the fiscal period end changed from November 30 to June 30 for the Value Growth Fund and the Gulf South Growth Fund. Therefore, the prior period statement of changes in net assets and financial highlights for those Funds present the results for the seven months ended June 30, 1996.

   The Funds' investment objectives are as follows:

          FUND                OBJECTIVE
          ----                ---------

Asset Allocation Fund         To provide total return while preserving capital.

Income Equity Fund            Current income through regular payments of
                              dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

Equity Index Fund             Investment results that correspond to the
                              aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite
                              Stock Price Index.

Value Growth Fund             Long-term capital growth and growth of income
                              while, as a secondary objective, providing a moderate level of current income.

Large Company Value Fund      Capital appreciation with the incidental goal of
                              achieving current income by investing primarily in equity securities.

Disciplined Value Fund        Capital appreciation with the secondary goal of
                              achieving current income by investing primarily in equity securities.

Large Company Growth Fund     Long-term capital appreciation and growth of
                              income by investing primarily in equity
                              securities.

Growth Opportunities Fund     Growth of capital and, secondarily, current
                              income, by investing primarily in equity securities.



Continued

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)



          FUND                OBJECTIVE
          ----                ---------

Gulf South Growth Fund        Long-term capital growth by investing in a
                              portfolio of equity securities of
                              small-capitalization, emerging growth and medium-capitalization companies which are either headquartered in or whose primary market is in the southeastern region of the United States.

International Equity Index    To provide investment results that correspond to
   Fund                       the aggregate price and dividend performance of
                              the securities in the Gross Domestic Product
                              Weighted Morgan Stanley Capital International
                              Europe, Australia and Far East Index.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITY VALUATION

   Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked priced in the principal market where such securities are traded. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined by the Adviser under the direction of the Board of Trustees.

   FOREIGN CURRENCY TRANSLATION

   Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of realized gains or losses and unrealized appreciation or depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   FORWARD FOREIGN CURRENCY CONTRACTS

   Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are presented net on the Statement of Assets and Liabilities. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date.


Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


   Gains or losses from the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recorded as realized on the date of offset; otherwise gains or losses are recorded as realized on settlement date.

   REPURCHASE AGREEMENTS

   The Funds may invest in repurchase agreements with institutions that the investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.

   WRITTEN OPTIONS

   The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

   FUTURES CONTRACTS

   The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

   INDEXED SECURITIES

   The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

   SECURITIES LENDING

   To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn dividends and interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to


Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


   termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1996, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                    Market Value
                                                                      of Loaned
                                                                     Securities
                                                                     ----------

  Asset Allocation Fund............................................    $ 5,077
  Income Equity Fund...............................................     16,965
  Equity Index Fund................................................     54,057
  Value Growth Fund................................................     19,067
  Large Company Value Fund.........................................     76,077
  Disciplined Value Fund...........................................     60,615
  Large Company Growth Fund........................................     58,897
  Growth Opportunities Fund........................................     74,330
  Gulf South Growth Fund...........................................      9,481

   The loaned securities were fully collateralized by cash and U.S. Government securities as of December 31, 1996.

   SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

   EXPENSES

   Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Dividends from net investment income are declared and paid monthly for all Funds, except the International Equity Index Fund, which declares and distributes net investment income annually. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

   Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

   ORGANIZATION COSTS

   Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line


Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


   method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one Fund of the Trust, have been allocated among the respective Funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

   FEDERAL INCOME TAXES

   The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through forty series and four classes: Fiduciary, Class A, Class B and Service. As of December 31, 1996, no shareholders were in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1996 and June 30, 1996:


Continued

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


                                                                           (Amounts in Thousands)
                                                Asset Allocation Fund        Income Equity Fund           Equity Index Fund
                                              -------------------------   -------------------------   --------------------------
                                               Six Months       Year       Six Months       Year       Six Months        Year
                                                 Ended          Ended        Ended          Ended         Ended          Ended
                                              December 31,     June 30,    December 31,    June 30,    December 31,     June 30,
                                                  1996           1996         1996           1996          1996          1996
                                              ------------     --------    ------------    --------    ------------     --------
                                               (Unaudited)                 (Unaudited)                 (Unaudited)

CAPITAL TRANSACTIONS:
Fiduciary Shares:
   Proceeds from shares issued .............    $  24,156     $  20,364     $  17,294     $  74,805     $ 103,075     $ 110,800
   Proceeds from shares issued in connection
      with acquisition .....................            -             -             -       128,593             -             -
   Dividends reinvested ....................        3,155         1,810         7,216         5,003         3,420        10,203
   Cost of shares redeemed .................       (9,090)      (13,065)      (37,460)      (94,484)      (62,427)      (79,496)
                                                ---------     ---------     ---------     ---------     ---------     ---------
   Change in net assets from
      Fiduciary share transactions .........    $  18,221     $   9,109     $ (12,950)    $ 113,917     $  44,068     $  41,507
                                                =========     =========     =========     =========     =========     =========
CLASS A SHARES:
   Proceeds from shares issued .............    $   5,240     $  14,197     $  14,575     $ 168,343     $  36,774     $  52,581
   Proceeds from shares issued in
      connection with acquisition ..........            -             -             -         6,780             -             -
   Dividends reinvested ....................        1,278           453         2,107         1,244           755           565
   Cost of shares redeemed .................       (2,094)       (2,268)       (7,721)     (143,907)      (19,664)      (26,205)
                                                ---------     ---------     ---------     ---------     ---------     ---------
   Change in net assets from Class A
      share transactions ...................    $   4,424     $  12,382     $   8,961     $  32,460     $  17,865     $  26,941
                                                =========     =========     =========     =========     =========     =========
CLASS B SHARES:
   Proceeds from shares issued .............    $   7,801     $  15,530     $  15,589     $  24,534     $  40,103     $  35,620
   Proceeds from shares issued in connection
      with acquisition .....................            -             -             -         1,413             -             -
   Dividends reinvested ....................        1,403           271         1,608           487           935           381
   Cost of shares redeemed .................       (1,383)         (871)       (1,929)         (870)       (1,966)         (741)
                                                ---------     ---------     ---------     ---------     ---------     ---------
   Change in net assets from Class B
      share transactions ...................    $   7,821     $  14,930     $  15,268     $  25,564     $  39,072     $  35,260
                                                =========     =========     =========     =========     =========     =========

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
   Issued ..................................        2,015         1,787           980         2,462         5,987         7,069
   Issued in connection with acquisition ...            -             -             -         7,422             -             -
   Reinvested ..............................          266           159           399           316           191           660
   Redeemed ................................         (762)       (1,156)       (2,104)       (3,267)       (3,596)       (5,207)
                                                ---------     ---------     ---------     ---------     ---------     ---------
   Change in Fiduciary Shares ..............        1,519           790          (725)        6,933         2,582         2,522
                                                =========     =========     =========     =========     =========     =========
CLASS A SHARES:
   Issued ..................................          442         1,241           820         9,480         2,173         3,351
   Issued in connection with acquisition ...            -             -             -           392             -             -
   Reinvested ..............................          107            38           117            72            42            36
   Redeemed ................................         (176)         (198)         (435)       (8,347)       (1,177)       (1,670)
                                                ---------     ---------     ---------     ---------     ---------     ---------
   Change in Class A Shares ................          373         1,081           502         1,597         1,038         1,717
                                                =========     =========     =========     =========     =========     =========
Class B Shares:
   Issued ..................................          658         1,349           875         1,366         2,315         2,232
   Issued in connection with acquisition ...            -             -             -            81             -             -
   Reinvested ..............................          117            24            89            26            52            25
   Redeemed ................................         (115)          (74)         (108)          (52)         (114)          (47)
                                                ---------     ---------     ---------     ---------     ---------     ---------
   Change in Class B Shares ................          660         1,299           856         1,421         2,253         2,210
                                                =========     =========     =========     =========     =========     =========



Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


                                                             (Amounts in Thousands)
                                                 Value Growth Fund                 Large Company Value Fund
                                      ----------------------------------------     -----------------------
                                     Six Months    Seven Months       Year         Six Months      Year
                                        Ended         Ended           Ended          Ended         Ended
                                     December 31,    June 30,       November 30,   December 31,   June 30,
                                         1996         1996(a)        1995(a)          1996         1996
                                      ---------     ---------        ---------     ---------     ---------
                                     (Unaudited)                                  (Unaudited)

CAPITAL TRANSACTIONS:
Fiduciary Shares (b):
   Proceeds from shares issued ...    $  52,273     $  51,451                      $  92,870     $ 271,886
   Proceeds from shares issued in
      conversion from Class A
      Shares .....................            -       186,991(b)                           -             -
   Dividends reinvested ..........       32,451            12                         24,853        31,312
   Cost of shares redeemed .......      (20,659)      (54,571)                       (99,001)      (86,151)
                                      ---------     ---------                      ---------     ---------
   Change in net assets from
      Fiduciary share transactions    $  64,065     $ 183,883                      $  18,722     $ 217,047
                                      =========     =========                      =========     =========
CLASS A SHARES:
   Proceeds from shares issued ...    $   3,770     $  15,771        $  21,981     $   6,756     $  10,239
   Dividends reinvested ..........        5,837        26,959            1,452           996           760
   Cost of shares redeemed .......       (4,275)      (16,784)         (21,210)       (5,337)       (5,175)
   Cost of shares redeemed in
      conversion to Fiduciary
      Shares .....................            -      (186,991)(b)            -             -             -
                                      ---------     ---------        ---------     ---------     ---------
   Change in net assets from
      Class A share transactions .    $   5,332     $(161,045)       $   2,223     $   2,415     $   5,824
                                      =========     =========        =========     =========     =========
CLASS B SHARES:
   Proceeds from shares issued ...    $   1,889     $   1,585        $   2,278     $   1,254     $   3,303
   Dividends reinvested ..........          999           562               28           435           218
   Cost of shares redeemed .......         (490)         (205)            (138)         (297)         (293)
                                      ---------     ---------        ---------     ---------     ---------
   Change in net assets from
      Class B share transactions .    $   2,398     $   1,942        $   2,168     $   1,392     $   3,228
                                      =========     =========        =========     =========     =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES (b):
   Issued ........................        4,994           254                          7,277        21,371
   Issued in conversion from
      Class A Shares .............            -        18,699(b)                           -             -
   Reinvested ....................        3,349             1                          1,915         2,593
   Redeemed ......................       (1,986)         (556)                        (7,698)       (6,817)
                                      ---------     ---------                      ---------     ---------
   Change in Fiduciary Shares ....        6,357        18,398                          1,494        17,147
                                      =========     =========                      =========     =========
CLASS A SHARES:
   Issued ........................          362         1,026            1,479           525           815
   Issued in restatement of net
      asset value (c) ............            -         7,672                -             -             -
   Reinvested ....................          601         1,745              104            76            61
   Redeemed ......................         (408)       (1,096)          (1,389)         (414)         (417)
   Redeemed in conversion to
      Fiduciary Shares ...........            -       (18,699)(b)            -             -             -
                                      ---------     ---------        ---------     ---------     ---------
   Change in Class A Shares ......          555        (9,352)             194           187           459
                                      =========     =========        =========     =========     =========
CLASS B SHARES:
   Issued ........................          182           122              149            97           262
   Issued in restatement of net
      asset value (c) ............            -           136                -             -             -
   Reinvested ....................          103            36                2            33            16
   Redeemed ......................          (47)          (16)              (9)          (23)          (26)
                                      ---------     ---------        ---------     ---------     ---------
   Change in Class B Shares ......          238           278              142           107           252
                                      =========     =========        =========     =========     =========


----------

(a) Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value Growth Fund. Capital and share transactions for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund.

(b) Fiduciary Shares of the Value Growth Fund commenced offering on March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.

(c) Pursuant to its reorganization as a fund of The One Group, the Value Growth Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $15.26 to $10.00 and Class B Shares from $15.21 to $10.00.


Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


                                                                  (Amounts in Thousands)
                                            Disciplined                Large Company                  Growth
                                             Value Fund                 Growth Fund             Opportunities Fund
                                      -----------------------     -----------------------     -----------------------
                                     Six Months        Year       Six Months       Year      Six Months        Year
                                        Ended         Ended         Ended          Ended       Ended           Ended
                                     December 31,    June 30,    December 31,     June 30,   December 31,    June 30,
                                         1996          1996          1996          1996         1996           1996
                                      ---------     ---------     ---------     ---------     ---------     ---------
                                     (Unaudited)                  (Unaudited)               (Unaudited)

CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
   Proceeds from shares issued ...    $  52,704     $ 131,316     $  87,363     $ 209,649     $ 138,244     $ 167,309
   Proceeds from shares issued in
      connection with acquisition             -             -             -        33,161             -             -
   Dividends reinvested ..........       27,793        19,700        22,645         8,256        48,075        43,247
   Cost of shares redeemed .......      (93,845)     (130,536)     (116,287)     (132,702)     (132,455)     (109,584)
                                      ---------     ---------     ---------     ---------     ---------     ---------
   Change in net assets from
      Fiduciary share transactions    $ (13,348)    $  20,480     $  (6,279)    $ 118,364     $  53,864     $ 100,972
                                      =========     =========     =========     =========     =========     =========
CLASS A SHARES:
   Proceeds from shares issued ...    $   5,202     $  10,777     $  16,961     $  46,490     $  42,148     $ 108,378
   Proceeds from shares issued in
      connection with acquisition             -             -             -         3,423             -             -
   Dividends reinvested ..........        2,402         1,180         4,513           904         5,065         2,718
   Cost of shares redeemed .......       (5,466)       (6,449)       (7,859)      (10,113)      (41,510)      (95,119)
                                      ---------     ---------     ---------     ---------     ---------     ---------
   Change in net assets from
      Class A share transactions .    $   2,138     $   5,508     $  13,615     $  40,704     $   5,703     $  15,977
                                      =========     =========     =========     =========     =========     =========
CLASS B SHARES:
   Proceeds from shares issued ...    $   1,753     $   4,238     $  22,866     $  47,604     $   8,278     $   9,649
   Proceeds from shares issued in
      connection with acquisition             -             -             -           398             -             -

   Dividends reinvested ..........        1,907           821         3,768           376         3,377           894
   Cost of shares redeemed .......       (1,112)       (1,398)       (3,139)       (2,374)         (887)         (563)
                                      ---------     ---------     ---------     ---------     ---------     ---------
   Change in net assets from
      Class B share transactions .    $   2,548     $   3,661     $  23,495     $  46,004     $  10,768     $   9,980
                                      =========     =========     =========     =========     =========     =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
   Issued ........................        3,666         9,341         5,586        14,892         7,557         8,947
   Issued in connection with
      acquisition ................            -             -             -         2,403             -             -
   Reinvested ....................        1,975         1,427         1,411           594         2,790         2,608
   Redeemed ......................       (6,474)       (9,186)       (7,366)       (9,049)       (7,164)       (5,714)
                                      ---------     ---------     ---------     ---------     ---------     ---------
   Change in Fiduciary Shares ....         (833)        1,582          (369)        8,840         3,183         5,841
                                      =========     =========     =========     =========     =========     =========
CLASS A SHARES:
   Issued ........................          354           760         1,059         3,131         2,268         5,756
   Issued in connection with
      acquisition ................            -             -             -           242             -             -
   Reinvested ....................          170            86           274            63           293           165
   Redeemed ......................         (371)         (456)         (491)         (674)       (2,233)       (5,035)
                                      ---------     ---------     ---------     ---------     ---------     ---------
   Change in Class A Shares ......          153           390           842         2,762           328           886
                                      =========     =========     =========     =========     =========     =========
CLASS B SHARES:
   Issued ........................          121           298         1,435         3,201           454           522
   Issued in connection with
      acquisition ................            -             -             -            28             -             -
   Reinvested ....................          135            60           232            27           200            55
   Cost of shares redeemed .......          (76)          (99)         (196)         (163)          (49)          (30)
                                      ---------     ---------     ---------     ---------     ---------     ---------
   Change in Class B Shares ......          180           259         1,471         3,093           605           547
                                      =========     =========     =========     =========     =========     =========


Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)



                                                                (Amounts in Thousands)
                                                                                       International Equity
                                                    Gulf South Growth Fund                  Index Fund
                                         ----------------------------------------    ------------------------
                                         Six Months   Seven Months        Year        Six Months       Year
                                           Ended         Ended            Ended         Ended         Ended
                                        December 31,    June 30,       November 30,  December 31,    June 30,
                                            1996        1996 (a)        1995 (a)        1996           1996
                                         ---------     ---------        ---------     ---------     ---------
                                        (Unaudited)                                  (Unaudited)

CAPITAL TRANSACTIONS:
FIDUCIARY SHARES (b):
   Proceeds from shares issued ......    $   2,846     $  20,747                      $ 123,244     $ 154,310
   Proceeds from shares issued in
      conversion from Class A Shares             -        80,504(b)                           -             -
   Dividends reinvested .............        7,857            12                          2,520         2,284
   Cost of shares redeemed ..........       (9,031)      (23,690)                       (92,098)      (51,662)
                                         ---------     ---------                      ---------     ---------
   Change in net assets from
      Fiduciary share transactions ..    $   1,672     $  77,573                      $  33,666     $ 104,932
                                         =========     =========                      =========     =========
CLASS A SHARES:
   Proceeds from shares issued ......    $   1,602     $   8,112        $  12,266     $   2,299     $   7,069
   Dividends reinvested .............        1,821        13,830              321           119           135
   Cost of shares redeemed ..........       (2,450)       (7,224)         (12,837)       (2,463)       (2,083)
   Cost of shares redeemed in
      conversion to Fiduciary Shares             -       (80,504)(b)            -             -             -
                                         ---------     ---------        ---------     ---------     ---------
   Change in net assets from Class A
      share transactions ............    $     973     $ (65,786)       $    (250)    $     (45)    $   5,121
                                         =========     =========        =========     =========     =========
CLASS B SHARES:
   Proceeds from shares issued ......    $     923     $     636        $   1,509     $   1,809     $   2,565
   Dividends reinvested .............          295           384                8            72            82
   Cost of shares redeemed ..........         (159)         (162)            (119)         (572)         (812)
                                         ---------     ---------        ---------     ---------     ---------
   Change in net assets from Class B
      share transactions ............    $   1,059     $     858        $   1,398     $   1,309     $   1,835
                                         =========     =========        =========     =========     =========

SHARE TRANSACTIONS:
FIDUCIARY SHARES (b):
   Issued ...........................          282            66                          8,317        10,623
   Issued in conversion from Class A
      Shares ........................            -         8,050(b)                           -             -
   Reinvested .......................          821             1                            168           160
   Redeemed .........................         (880)         (360)                        (6,185)       (3,542)
                                         ---------     ---------                      ---------     ---------
   Change in Fiduciary Shares .......          223         7,757                          2,300         7,241
                                         =========     =========                      =========     =========
CLASS A SHARES:
   Issued ...........................          159           509              750           154           484
   Issued in restatement of net asset
      value (c) .....................            -         3,555                -             -             -
   Reinvested .......................          190           876               21             8            10
   Redeemed .........................         (245)         (466)            (761)         (167)         (143)
   Redeemed in conversion to
      Fiduciary Shares ..............            -        (8,050)(b)            -             -             -
                                         ---------     ---------        ---------     ---------     ---------
   Change in Class A Shares .........          104        (3,576)              10            (5)          351
                                         =========     =========        =========     =========     =========
CLASS B SHARES:
   Issued ...........................           93            45               92           125           179
   Issued in restatement of net asset
      value (c) .....................            -            78                -             -             -
   Reinvested .......................           31            25                1             5             5
   Redeemed .........................          (16)          (12)              (7)          (40)          (57)
                                         ---------     ---------        ---------     ---------     ---------
   Change in Class B Shares .........          108           136               86            90           127
                                         =========     =========        =========     =========     =========


-----

(a) Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Capital and share transactions for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund.

(b) Fiduciary Shares of the Gulf South Growth Fund commenced offering on March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.

(c) Pursuant to its reorganization as a fund of The One Group, the Gulf South Growth Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $15.70 to $10.00 and Class B Shares from $15.48 to $10.00.


Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)

4.  INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average net assets of the Income Equity Fund, the Value Growth Fund, the Large Company Value Fund, the Disciplined Value Fund, the Large Company Growth Fund, the Growth Opportunities Fund, and the Gulf South Growth Fund; 0.65% of the average daily net assets of the Asset Allocation Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.30% of the average daily net assets of the Equity Index Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Fund, and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator. Prior to March 25, 1996, Goldman Sachs Asset Management served as administrator of the Gulf South Growth Fund and the Value Growth Fund. The terms of the current administration agreement are substantially the same as the former administration agreement.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the period ended December 31, 1996, the Distributor received $3,430,455 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which, the Distributor re-allowed $2,911,820 to broker-dealers of the Funds.

   Prior to January 2, 1996, Premier Investment Advisors, L.L.C. ("Premier") served as investment adviser and Goldman Sachs & Company served as distributor to the Value Growth Fund and Gulf South Growth Fund. Pursuant to the approval of the Board of Trustees of the Paragon on October 31, 1995 and its shareholders on December 20, 1995, Paragon entered into an investment advisory agreement with the Adviser and a distribution agreement with the Distributor effective January 2, 1996. The terms of the investment advisory agreements with Premier and with the Adviser and the distribution agreements with Goldman Sachs & Company and the Distributor are substantially the same.


Continued

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Adviser, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the period ended December 31, 1996, fees in the following amounts were waived (amounts in thousands):

                                                            Investment
                                                          Advisory Fees         Administration       12b-1 Fees
                                                              Waived             Fees Waived           Waived
                                                         --------------         --------------      ------------
                                                                                                      Class A
                                                                                                    ------------
Asset Allocation Fund.................................          $66                    $46             $10
Income Equity Fund....................................            -                      -              25
Equity Index Fund.....................................          464                    158              22
Value Growth Fund.....................................           78                      -              18
Large Company Value Fund..............................            -                      -               5
Disciplined Value Fund................................            -                      -              11
Large Company Growth Fund.............................            -                      -              36
Growth Opportunities Fund.............................            -                      -              14
Gulf South Growth Fund................................           30                     28               9
International Equity Index Fund.......................            -                      -               5

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended December 31, 1996 were as follows (amounts in thousands):

                                                                U.S. Government
                                                                  Securities                     Other Securities
                                                            ----------------------        ----------------------------
                                                             Purchases      Sales          Purchases           Sales
                                                            -----------    -------        ----------         ---------

Asset Allocation Fund....................................      $17,321      $6,947          $52,429           $31,714
Income Equity Fund.......................................            -           -           63,522            54,594
Equity Index Fund........................................            -           -           83,910             3,500
Value Growth Fund........................................            -           -          199,612           166,459
Large Company Value Fund.................................            -           -          271,824           262,186
Disciplined Value Fund...................................            -           -          210,332           264,491
Large Company Growth Fund................................            -           -          212,874           242,501
Growth Opportunities Fund................................            -           -        1,025,460         1,058,950
Gulf South Growth Fund...................................            -           -           42,504            51,865
International Equity Index Fund..........................            -           -           45,756            18,110

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as written options, futures and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities.


Continued

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


The following is a summary of written option activity for the period ended December 31, 1996 by the Large Company Value Fund (amounts in thousands):

                                                                Shares Subject
                                                                  to Contract     Premiums
                                                                  -----------     --------

Covered Call Options
--------------------

   Balance at beginning of period............................          590        $ 1,273
   Options written...........................................        1,093          3,185
   Options closed............................................         (910)        (2,377)
   Options expired...........................................         (289)          (324)
   Options exercised.........................................         (484)        (1,757)
                                                                     -----        -------
   Options outstanding at end of period......................            -        $     -
                                                                     =====        =======


PUT OPTIONS
-----------

   Balance at beginning of period............................           90        $     -
   Options written...........................................          125            345
   Options expired...........................................          (85)             -
   Options exercised.........................................         (130)          (345)
                                                                     -----        -------
   Options outstanding at end of period......................            -        $     -
                                                                     =====        =======




7. CONCENTRATION OF CREDIT RISK:

   The Gulf South Growth Fund has a relatively large concentration of securities invested in companies domiciled in the Southeastern region of the United States. The Fund may be more susceptible to political, social and economic events adversely affecting the Southeastern region of the United States than funds not so concentrated.

   The International Equity Index Fund has a relatively large concentration of securities invested in companies domiciled in Japan. The Fund may be more susceptible to the political, social and economic events adversely affecting the Japanese companies than funds not so concentrated.

8. REORGANIZATIONS:

   The Trust entered an Agreement and Plan of Reorganization ("Reorganization") with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a Fund of The One Group in exchange for shares of the corresponding Fund of The One Group. The Paragon Value Equity Income Fund transferred its assets and liabilities to the Income Equity Fund. The Paragon Value Growth Fund and the Paragon Gulf South Growth Fund transferred their assets and liabilities to the Value Growth Fund and Gulf South Growth Fund, respectively. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was


Continued

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


   completed on March 25, 1996 following approval by shareholders of Paragon at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except net asset values):

                                                                                              After
                                                         Before Reorganization            Reorganization
                                                   ----------------------------------     --------------
                                                   Paragon Value
                                                   Equity Income        Income Equity      Income Equity
                                                        Fund                 Fund              Fund
                                                   -------------        -------------      -------------

Shares.......................................            8,993               13,779            21,674
Net assets...................................         $136,786             $238,679          $375,465
Net asset value:
   Fiduciary.................................                                $17.33          $  17.33
   Class A...................................           $15.21               $17.30          $  17.30
   Class B...................................           $15.20               $17.33          $  17.33
Unrealized appreciation......................          $41,324              $71,670          $112,994


                                                                                               After
                                                         Before Reorganization             Reorganization
                                                   ----------------------------------     -----------------
                                                   Paragon Value        Value Growth        Value Growth
                                                    Growth Fund              Fund              Fund
                                                   -------------        -------------     -----------------

Shares.......................................           14,849                     -           22,657
Net assets...................................         $226,567                     -         $226,567
Net asset value:
   Fiduciary.................................                                                $  10.00
   Class A...................................           $15.26                               $  10.00*
   Class B...................................           $15.21                               $  10.00*
Unrealized appreciation......................          $48,859                     -         $ 48,859


                                                                                                After
                                                      Before Reorganization                Reorganization
                                                   ----------------------------------      --------------
                                                   Paragon Gulf
                                                       South              Gulf South         Gulf South
                                                    Growth Fund           Growth Fund       Growth Fund
                                                   -------------          -----------       -------------

Shares.......................................            6,379                     -           10,012
Net assets...................................         $100,116                     -         $100,116
Net asset value:
   Fiduciary.................................                                                $  10.00
   Class A...................................           $15.70                               $  10.00**
   Class B...................................           $15.48                               $  10.00**
Unrealized appreciation......................          $19,678                     -         $ 19,678

--------

* Pursuant to its reorganization as a Fund of the One Group, the Fund issued additional shares at the close of business March 25, 1996 as a result of the restatement of the net asset values of Class A Shares from $15.26 to $10.00 and Class B Shares from $15.21 to $10.00.

** Pursuant to its reorganization as a Fund of the One Group, the Fund issued additional shares at the close of business March 25, 1996 as a result of the restatement of the net asset values of Class A Shares from $15.70 to $10.00 and Class B Shares from $15.48 to $10.00.


Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


   On May 22, 1995, the Board of Trustees approved a Plan of Reorganization pursuant to which the Blue Chip Equity Fund would be merged with and into the Large Company Growth Fund. On September 1, 1995, the Blue Chip Equity Fund transferred all of its assets and liabilities to the Large Company Growth Fund in exchange for shares of the Large Company Growth Fund. The reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was approved by the shareholders of the Blue Chip Equity Fund, at a shareholders' meeting on August 28, 1995. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization (amounts in thousands except net asset values):

                                                                                                     After
                                                          Before Reorganization                 Reorganization
                                                      --------------------------------          ---------------
                                                      Blue Chip              Large                   Large
                                                        Equity              Company                 Company
                                                         Fund              Growth Fund            Growth Fund
                                                      ---------            -----------          ---------------

Shares...........................................         2,777               44,457                 47,130
Net assets.......................................       $36,983             $614,499               $651,482
Net asset value:
   Fiduciary.....................................        $13.32               $13.80                 $13.80
   Class A.......................................        $13.30               $14.17                 $14.17
   Class B.......................................        $13.37               $13.96                 $13.96
Unrealized appreciation..........................        $7,227              $86,413                $93,640

9. SUBSEQUENT EVENT:

   Subsequent to December 31, 1996 net assets of certain common trust funds managed by the Adviser were exchanged in a tax-free conversion for shares of the corresponding One Group Funds as follows:

   FUND NAME                                                     Amount Converted (in Thousands)
   ---------                                                     -------------------------------
   One Group Large Company Value.............................                $63,140
   One Group Disciplined Value...............................                 48,248
   One Group Asset Allocation................................                 37,016
   One Group Large Company Growth............................                289,366
   One Group Income Equity...................................                283,367


Continued

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             Asset Allocation Fund
                                                     -------------------------------------------------------------------
                                                                                Fiduciary Shares
                                                     -------------------------------------------------------------------
                                                     Six Months
                                                        Ended                           Year Ended June 30,
                                                      December 31,      ------------------------------------------------
                                                         1996             1996           1995       1994        1993 (a)
                                                     ------------       --------     ---------    --------    ----------
                                                     (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD ..............................    $   11.71         $ 10.73      $    9.64    $  10.06    $   10.00
                                                      ---------         -------      ---------    --------    ---------
Investment Activities
   Net investment income .........................         0.22            0.41           0.38        0.29         0.07
   Net realized and unrealized gains (losses) from
      investments ................................         0.66            1.16           1.12       (0.38)        0.06
                                                      ---------         -------      ---------    --------    ---------
      Total from Investment Activities ...........         0.88            1.57           1.50       (0.09)        0.13
                                                      ---------         -------      ---------    --------    ---------
Distributions
   From net investment income ....................        (0.22)          (0.41)         (0.37)      (0.29)       (0.07)
   From net realized gains .......................        (0.54)          (0.18)         (0.04)      (0.04)           -
                                                      ---------         -------      ---------    --------    ---------
      Total Distributions ........................        (0.76)          (0.59)         (0.41)      (0.33)       (0.07)
                                                      ---------         -------      ---------    --------    ---------
NET ASSET VALUE,
END OF PERIOD ....................................    $   11.83         $ 11.71      $   10.73    $   9.64    $   10.06
                                                      =========         =======      =========    ========    =========

Total Return .....................................         7.70%(b)       14.87%         16.06%      (1.01)%       5.45%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .............    $  68,799         $50,323      $  37,658    $ 42,751    $  30,441
   Ratio of expenses to average net assets .......         0.80%(c)        0.94%          1.06%       1.06%        0.90%(c)
   Ratio of net investment income to average net
      assets .....................................         3.66%(c)        3.58%          3.72%       2.91%        3.03%(c)
   Ratio of expenses to average net assets* ......         1.02%(c)        1.19%          1.31%       1.33%        1.34%(c)
   Ratio of net investment income to average net
      assets* ....................................         3.44%(c)        3.33%          3.47%       2.64%        2.59%(c)
   Portfolio turnover (d) ........................        41.11%          73.38%        115.36%      56.55%        4.05%
   Average commission rate paid (e) ..............    $  0.0491         $0.0616

---------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Fiduciary Shares commenced offering on April 5, 1993.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                Asset Allocation Fund
                                                           -------------------------------------------------------------
                                                                                   Class A Shares
                                                           -------------------------------------------------------------
                                                           Six Months
                                                              Ended                       Year Ended June 30,
                                                           December 31,     --------------------------------------------
                                                              1996             1996          1995       1994      1993 (a)
                                                            --------         --------      --------   --------   --------
                                                          (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD ....................................    $  11.72         $  10.74      $   9.65   $  10.06   $  10.00
                                                            --------         --------      --------   --------   --------
Investment Activities
   Net investment income ...............................        0.20             0.37          0.35       0.27       0.05
   Net realized and unrealized gains (losses) from
      investments ......................................        0.66             1.16          1.13      (0.38)      0.07
                                                            --------         --------      --------   --------   --------
      Total from Investment Activities .................        0.86             1.53          1.48      (0.11)      0.12
                                                            --------         --------      --------   --------   --------

Distributions
   From net investment income ..........................       (0.20)           (0.37)        (0.34)     (0.26)     (0.06)
   In excess of net investment income ..................           -                -         (0.01)         -          -
   From net realized gains .............................       (0.54)           (0.18)        (0.04)     (0.04)         -
                                                            --------         --------      --------   --------   --------
      Total Distributions ..............................       (0.74)           (0.55)        (0.39)     (0.30)     (0.06)
                                                            --------         --------      --------   --------   --------

NET ASSET VALUE,
END OF PERIOD ..........................................    $  11.84         $  11.72      $  10.74   $   9.65   $  10.06
                                                            ========         ========      ========   ========   ========

Total Return (Excludes Sales Charge) ...................        7.47%(b)        14.48%        15.76%     (1.19)%     5.23%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...................    $ 22,455         $ 17,849      $  4,745   $  1,691   $    571
   Ratio of expenses to average net assets .............        1.05%(c)         1.19%         1.31%      1.33%      1.15%(c)
   Ratio of net investment income to average net assets         3.42%(c)         3.33%         3.57%      2.68%      2.84%(c)
   Ratio of expenses to average net assets* ............        1.37%(c)         1.54%         1.66%      1.67%      1.62%(c)
   Ratio of net investment income to average net assets*        3.10%(c)         2.98%         3.23%      2.34%      2.37%(c)
   Portfolio turnover (d) ..............................       41.11%           73.38%       115.36%     56.55%      4.05%
   Average commission rate paid (e) ....................    $ 0.0491         $ 0.0616

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Fund commenced operations on April 2, 1993.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                   Asset Allocation Fund
                                                                 ---------------------------------------------------------
                                                                                      Class B Shares
                                                                 ---------------------------------------------------------
                                                                  Six Months
                                                                    Ended                     Year Ended June 30,
                                                                 December 31,      ---------------------------------------
                                                                    1996              1996           1995       1994 (a)
                                                                 ------------      ---------      ---------   ------------
                                                                 (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD ..........................................    $  11.76         $   10.76      $    9.67   $      10.37
                                                                  --------         ---------      ---------   ------------
Investment Activities
   Net investment income .....................................        0.15              0.28           0.27           0.08
   Net realized and unrealized gains (losses) from investments        0.67              1.18           1.14          (0.70)
                                                                  --------         ---------      ---------   ------------
      Total from Investment Activities .......................        0.82              1.46           1.41          (0.62)
                                                                  --------         ---------      ---------   ------------
Distributions
   From net investment income ................................       (0.16)            (0.28)         (0.27)         (0.08)
   In excess of net investment income ........................           -                 -          (0.01)             -
   From net realized gains ...................................       (0.54)            (0.18)         (0.04)             -
                                                                  --------         ---------      ---------   ------------
      Total Distributions ....................................       (0.70)            (0.46)         (0.32)         (0.08)
                                                                  --------         ---------      ---------   ------------
NET ASSET VALUE,
END OF PERIOD ................................................    $  11.88         $   11.76      $   10.76   $       9.67
                                                                  ========         =========      =========   ============
Total Return (Excludes Sales Charge) .........................        7.04%(b)         13.79%         14.90%         (5.98)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .........................    $ 26,608         $  18,575      $   3,019   $      1,862
   Ratio of expenses to average net assets ...................        1.80%(c)          1.94%          2.07%          2.40%(c)
   Ratio of net investment income to average net assets ......        2.66%(c)          2.58%          2.77%          1.99%(c)
   Ratio of expenses to average net assets* ..................        2.02%(c)          2.19%          2.31%          2.40%(c)
   Ratio of net investment income to average net assets* .....        2.44%(c)          2.33%          2.52%          1.99%(c)
   Portfolio turnover (d) ....................................       41.11%            73.38%        115.36%         56.55%
   Average commission rate paid (e) ..........................    $ 0.0491         $  0.0616

---------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         Asset Allocation
                                                               Fund
                                                         -----------------
                                                         Service Shares (a)
                                                         -----------------
                                                           Year Ended
                                                          June 30, 1995
                                                         -----------------

NET ASSET VALUE,
BEGINNING OF PERIOD ....................................    $  9.62
                                                            -------
Investment Activities
   Net investment income ...............................       0.22
   Net realized and unrealized gains from investments ..       1.05
                                                            -------

      Total from Investment Activities .................       1.27
                                                            -------
Distributions
   Net investment income ...............................      (0.22)
   In excess of net investment income ..................      (0.02)
   In excess of net realized gains .....................      (0.04)
                                                            -------

      Total Distributions ..............................      (0.28)
                                                            -------

NET ASSET VALUE,
END OF PERIOD ..........................................    $ 10.61
                                                            =======

Total Return ...........................................            (a)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...................    $     -
   Ratio of expenses to average net assets .............       1.72%(b)
   Ratio of net investment income to average net assets        3.06%(b)
   Ratio of expenses to average net assets* ............       1.98%(b)
   Ratio of net investment income to average net assets*       2.79%(b)
   Portfolio Turnover (c) ..............................     115.36%

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Service Shares commenced offering on July 15, 1994 when they were designated as Retirement Shares. On April 4, 1995, the name of the Retirement Shares was changed to Service Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. The total return for the period from July 15, 1994 to June 1, 1995 for the Service Shares was 13.25%.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                              Income Equity Fund
                                          -----------------------------------------------------------------------------------
                                                                               Fiduciary Shares
                                          -----------------------------------------------------------------------------------
                                          Six Months
                                             Ended                                  Year Ended June 30,
                                          December 31,       ----------------------------------------------------------------
                                             1996               1996           1995         1994          1993         1992
                                          ----------         ----------      ---------    ---------    ---------    ---------
                                          (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD ..................    $    17.65         $    15.13      $   13.22    $   13.21    $   12.24    $   11.35
                                          ----------         ----------      ---------    ---------    ---------    ---------
Investment Activities
   Net investment income .............          0.19               0.40           0.40         0.39         0.43         0.49
   Net realized and unrealized
      gains from investments .........          1.20               3.22           2.28         0.01         0.97         0.90
                                          ----------         ----------      ---------    ---------    ---------    ---------
      Total from Investment Activities          1.39               3.62           2.68         0.40         1.40         1.39
                                          ----------         ----------      ---------    ---------    ---------    ---------
Distributions
   From net investment income ........         (0.19)             (0.40)         (0.40)       (0.39)       (0.43)       (0.50)
   From net realized gains ...........         (0.61)             (0.70)         (0.37)           -            -            -
                                          ----------         ----------      ---------    ---------    ---------    ---------
      Total Distributions ............         (0.80)             (1.10)         (0.77)       (0.39)       (0.43)       (0.50)
                                          ----------         ----------      ---------    ---------    ---------    ---------
NET ASSET VALUE,
END OF PERIOD ........................    $    18.24         $    17.65      $   15.13    $   13.22    $   13.21    $   12.24
                                          ==========         ==========      =========    =========    =========    =========

Total Return .........................          7.97%(a)          24.53%         21.04%        3.27%       11.56%       12.36%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .    $  319,259         $  321,827      $ 170,919    $ 198,787    $ 153,144    $ 125,050
   Ratio of expenses to average net
      assets .........................          0.97%(b)           0.98%          1.01%        0.98%        0.90%        0.70%
   Ratio of net investment
      income to average net assets ...          2.13%(b)           2.44%          2.85%        3.18%        3.37%        4.12%
   Ratio of expenses to average
      net assets* ....................          0.97%(b)           1.01%          1.01%        1.05%        1.07%        1.23%
   Ratio of net investment income to
      average net assets* ............          2.13%(b)           2.41%          2.85%        3.11%        3.20%        3.59%
   Portfolio turnover (c) ............         14.12%             14.92%          4.03%       22.69%        7.53%        5.99%
   Average commission rate paid (d) ..    $   0.0668         $   0.0673


---------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                                  Income Equity Fund
                                                         -----------------------------------------------------------------------
                                                                                    Class A Shares
                                                         -----------------------------------------------------------------------
                                                         Six Months
                                                           Ended                               Year Ended June 30,
                                                         December 31,      -----------------------------------------------------
                                                            1996            1996         1995        1994       1993    1992 (e)
                                                          --------         -------      -------    -------    -------   -------
                                                        (Unaudited)

NET ASSET VALUE,
  BEGINNING OF PERIOD ..................................  $  17.64         $ 15.11      $ 13.20    $ 13.20    $ 12.23   $ 12.34
                                                          --------         -------      -------    -------    -------   -------
Investment Activities
   Net investment income ...............................      0.17            0.38         0.03       0.36       0.40      0.20
   Net realized and unrealized gains (losses) from
      investments ......................................      1.20            3.20         2.29          -       0.98     (0.10)
                                                          --------         -------      -------    -------    -------   -------
      Total from Investment Activities .................      1.37            3.58         2.32       0.36       1.38      0.10
                                                          --------         -------      -------    -------    -------   -------
Distributions
   From net investment income ..........................     (0.17)          (0.35)       (0.03)     (0.34)     (0.41)    (0.21)
   In excess of net investment income ..................         -               -        (0.01)     (0.02)         -         -
   From net realized gains .............................     (0.61)          (0.70)       (0.37)         -          -         -
                                                          --------         -------      -------    -------    -------   -------
      Total Distributions ..............................     (0.78)          (1.05)       (0.41)     (0.36)     (0.41)    (0.21)
                                                          --------         -------      -------    -------    -------   -------
NET ASSET VALUE,
  END OF PERIOD ........................................  $  18.23         $ 17.64      $ 15.11    $ 13.20    $ 13.20   $ 12.23
                                                          ========         =======      =======    =======    =======   =======

Total Return (Excludes Sales Charge) ...................      7.76%(a)       24.23%       20.79%      2.95%     11.38%     2.16%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...................  $ 54,904         $44,284      $13,793    $12,054    $ 9,513   $   118
   Ratio of expenses to average net assets .............      1.23%(b)        1.23%        1.26%      1.23%      1.11%     1.29%(b)
   Ratio of net investment income to average net assets       1.89%(b)        2.19%        2.61%      3.01%      3.32%     3.97%(b)
   Ratio of expenses to average net assets* ............      1.33%(b)        1.36%        1.36%      1.40%      1.43%     1.49%(b)
   Ratio of net investment income to average net assets*      1.79%(b)        2.06%        2.51%      2.84%      3.00%     3.77%(b)
   Portfolio turnover (c) ..............................     14.12%          14.92%        4.03%     22.69%      7.53%     5.99%
   Average commission rate paid (d) ....................  $ 0.0668         $0.0673

--------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.
(e) Class A Shares commenced offering on February 18, 1992.


See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                 Income Equity Fund
                                                                 ---------------------------------------------------
                                                                                    Class B Shares
                                                                 ---------------------------------------------------
                                                                 Six Months
                                                                   Ended                 Year Ended June 30,
                                                                 December 31,      ---------------------------------
                                                                    1996             1996          1995     1994 (a)
                                                                  --------         --------      --------   -------
                                                                 (Unaudited)
NET ASSET VALUE,
  BEGINNING OF PERIOD ........................................    $  17.68         $  15.14      $  13.23   $ 13.83
                                                                  --------         --------      --------   -------
Investment Activities
   Net investment income .....................................        0.10             0.24          0.26      0.11
   Net realized and unrealized gains (losses) from investments        1.19             3.23          2.29     (0.60)
                                                                  --------         --------      --------   -------
      Total from Investment Activities .......................        1.29             3.47          2.55     (0.49)
                                                                  --------         --------      --------   -------
Distributions
   From net investment income ................................       (0.10)           (0.23)        (0.25)    (0.11)
   In excess of net investment income ........................           -                -         (0.02)        -
   From net realized gains ...................................       (0.61)           (0.70)        (0.37)        -
                                                                  --------         --------      --------   -------
      Total Distributions ....................................       (0.71)           (0.93)        (0.64)    (0.11)
                                                                  --------         --------      --------   -------
NET ASSET VALUE,
  END OF PERIOD ..............................................    $  18.26         $  17.68      $  15.14   $ 13.23
                                                                  ========         ========      ========   =======
Total Return (Excludes Sales Charge) .........................        7.31%(b)        23.41%        19.91%    (3.37)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .........................    $ 45,771         $ 29,169      $  3,468   $ 1,714
   Ratio of expenses to average net assets ...................        1.98%(c)         1.98%         2.01%     1.95%(c)
   Ratio of net investment income to average net assets ......        1.14%(c)         1.44%         1.88%     2.70%(c)
   Ratio of expenses to average net assets* ..................        1.98%(c)         2.01%         2.02%     1.95%(c)
   Ratio of net investment income to average net assets* .....        1.14%(c)         1.41%         1.87%     2.70%(c)
   Portfolio turnover (d) ....................................       14.12%           14.92%         4.03%    22.69%
   Average commission rate paid (e) ..........................    $ 0.0668         $ 0.0673

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

See notes to financial statements.

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--------------------------------------------------------------------------------
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
                                                                                 Equity Index Fund
                                                  -----------------------------------------------------------------------------
                                                                                  Fiduciary Shares
                                                  -----------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                               Year Ended June 30,
                                                  December 31,       ----------------------------------------------------------
                                                      1996            1996           1995         1994        1993     1992 (e)
                                                    --------         --------      ---------    --------    --------   --------
                                                  (Unaudited)

NET ASSET VALUE,
  BEGINNING OF PERIOD ............................  $  16.66         $  14.03      $   11.59    $  11.92    $  10.92   $  10.00
                                                    --------         --------      ---------    --------    --------   --------
Investment Activities
   Net investment income .........................      0.18             0.33           0.32        0.29        0.30       0.26
   Net realized and unrealized gains (losses) from
      investments ................................      1.74             3.16           2.59       (0.20)       1.13       0.95
                                                    --------         --------      ---------    --------    --------   --------
      Total from Investment Activities ...........      1.92             3.49           2.91        0.09        1.43       1.21
                                                    --------         --------      ---------    --------    --------   --------
Distributions
   From net investment income ....................     (0.18)           (0.33)         (0.29)      (0.29)      (0.30)     (0.26)
   In excess of net investment income ............         -            (0.01)         (0.02)      (0.04)          -          -
   From net realized gains .......................     (0.15)           (0.52)         (0.16)      (0.09)      (0.13)     (0.03)
                                                    --------         --------      ---------    --------    --------   --------
      Total Distributions ........................     (0.33)           (0.86)         (0.47)      (0.42)      (0.43)     (0.29)
                                                    --------         --------      ---------    --------    --------   --------
NET ASSET VALUE,
  END OF PERIOD ..................................  $  18.25         $  16.66      $   14.03    $  11.59    $  11.92   $  10.92
                                                    ========         ========      =========    ========    ========   ========

Total Return .....................................     11.55%(a)        25.47%         25.79%       0.63%      13.04%     12.14%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .............  $398,706         $321,058      $ 234,895    $165,370    $ 96,446   $ 62,150
   Ratio of expenses to average net assets .......      0.28%(b)         0.30%          0.33%       0.46%       0.50%      0.73%(b)
   Ratio of net investment income to
      average net assets .........................      2.06%(b)         2.18%          2.57%       2.44%       2.46%      2.43%(b)
   Ratio of expenses to average net assets* ......      0.55%(b)         0.59%          0.66%       0.59%       0.87%      1.16%(b)
   Ratio of net investment income to average net
      assets* ....................................      1.79%(b)         1.89%          2.24%       2.31%       2.09%      2.00%(b)
   Portfolio turnover (c) ........................      0.80%            9.08%          2.71%      11.81%       2.71%     21.90%
   Average commission rate paid (d) ..............  $ 0.0439         $ 0.0490


----------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.
(e) The Fund commenced operations on July 2, 1991.


See notes to financial statements.

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
                                                                                   Equity Index Fund
                                                         ----------------------------------------------------------------------
                                                                                    Class A Shares
                                                         ----------------------------------------------------------------------
                                                         Six Months
                                                           Ended                            Year Ended June 30,
                                                         December 31,       ---------------------------------------------------
                                                            1996              1996        1995       1994      1993    1992 (e)
                                                           -------          -------      -------   --------   -------  -------

                                                         (Unaudited)

NET ASSET VALUE,
  BEGINNING OF PERIOD ..................................    $ 16.67         $ 14.02      $ 11.59   $  11.91   $ 10.92  $ 10.94
                                                            -------         -------      -------   --------   -------  -------
Investment Activities
   Net investment income ...............................       0.15            0.27         0.29       0.28      0.30     0.08
   Net realized and unrealized gains
      (losses) from investments ........................       1.73            3.18         2.58      (0.20)     1.10        -
                                                            -------         -------      -------   --------   -------  -------
      Total from Investment Activities .................       1.88            3.45         2.87       0.08      1.40     0.08
                                                            -------         -------      -------   --------   -------  -------
Distributions
   From net investment income ..........................      (0.15)          (0.27)       (0.28)     (0.27)    (0.28)   (0.10)
   In excess of net investment income ..................          -           (0.01)           -      (0.04)        -        -
   From net realized gains .............................      (0.15)          (0.52)       (0.16)     (0.09)    (0.13)       -
                                                            -------         -------      -------   --------   -------  -------
      Total Distributions ..............................      (0.30)          (0.80)       (0.44)     (0.40)    (0.41)   (0.10)
                                                            -------         -------      -------   --------   -------  -------

NET ASSET VALUE,
  END OF PERIOD ........................................    $ 18.25         $ 16.67      $ 14.02   $  11.59   $ 11.91  $ 10.92
                                                            =======         =======      =======   ========   =======  =======

Total Return (Excludes Sales Charge) ...................      11.33%(a)       25.16%       25.43%      0.56%    12.75%    1.32%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...................    $54,186         $32,186      $ 3,003   $  1,416   $   512  $     5
   Ratio of expenses to average net assets .............       0.53%(b)        0.55%        0.56%      0.62%     0.52%    1.09%(b)
   Ratio of net investment income to average net assets        1.82%(b)        1.93%        2.38%      2.37%     2.51%    1.97%(b)
   Ratio of expenses to average net assets* ............       0.90%(b)        0.94%        1.01%      0.94%     0.99%    1.27%(b)
   Ratio of net investment income to average net assets*       1.45%(b)        1.54%        1.94%      2.05%     2.04%    1.79%(b)
   Portfolio turnover (c) ..............................       0.80%           9.08%        2.71%     11.81%     2.71%   21.90%
   Average commission rate paid (d) ....................    $0.0439         $0.0490

---------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

(e) Class A Shares commenced offering on February 18, 1992.


See notes to financial statements.

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
                                                                                   Equity Index Fund
                                                                 ---------------------------------------------------
                                                                                   Class B Shares
                                                                 ---------------------------------------------------
                                                                 Six Months
                                                                   Ended                  Year Ended June 30,
                                                                December 31,       ---------------------------------
                                                                    1996            1996           1995     1994 (a)
                                                                  --------         --------      --------   --------

                                                                 (Unaudited)

NET ASSET VALUE,
  BEGINNING OF PERIOD ........................................    $  16.68         $  14.05      $  11.61   $  12.39
                                                                  --------         --------      --------   --------
Investment Activities
   Net investment income .....................................        0.09             0.16          0.18       0.09
   Net realized and unrealized gains (losses) from investments        1.74             3.16          2.61      (0.78)
                                                                  --------         --------      --------   --------
      Total from Investment Activities .......................        1.83             3.32          2.79      (0.69)
                                                                  --------         --------      --------   --------
Distributions
   From net investment income ................................       (0.10)           (0.16)        (0.19)     (0.09)
   In excess of net investment income ........................           -            (0.01)            -          -
   From net realized gains ...................................       (0.15)           (0.52)        (0.16)         -
                                                                  --------         --------      --------   --------
      Total Distributions ....................................       (0.25)           (0.69)        (0.35)     (0.09)
                                                                  --------         --------      --------   --------
NET ASSET VALUE,
  END OF PERIOD ..............................................    $  18.26         $  16.68      $  14.05   $  11.61
                                                                  ========         ========      ========   ========

Total Return (Excludes Sales Charge) .........................       10.97%(b)        24.05%        24.58%     (5.57)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .........................    $ 83,311         $ 38,538      $  1,408   $    248
   Ratio of expenses to average net assets ...................        1.28%(c)         1.30%         1.34%      1.10%(c)
   Ratio of net investment income to average net assets ......        1.07%(c)         1.18%         1.60%      2.08%(c)
   Ratio of expenses to average net assets* ..................        1.55%(c)         1.59%         1.67%      1.15%(c)
   Ratio of net investment income to average net assets* .....        0.80%(c)         0.89%         1.27%      2.03%(c)
   Portfolio turnover (d) ....................................        0.80%            9.08%         2.71%     11.81%
   Average commission rate paid (e) ..........................    $ 0.0439         $ 0.0490

----------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

See notes to financial statements.

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
                                                                    Equity Index Fund
                                                                  ---------------------
                                                                    Service Shares (a)
                                                                  ---------------------
                                                                   Year Ended June 30,
                                                                  ---------------------
                                                                   1995           1994
                                                                  ------         ------

NET ASSET VALUE,
  BEGINNING OF PERIOD ........................................    $11.51         $12.36
                                                                  ------         ------
Investment Activities
   Net investment income .....................................      0.13           0.05
   Net realized and unrealized gains (losses) from investments      2.36          (0.85)
                                                                  ------         ------
      Total from Investment Activities .......................      2.49          (0.80)
                                                                  ------         ------
Distributions
   Net investment income .....................................     (0.19)         (0.05)
   In excess of net investment income ........................     (0.01)             -
   Net realized gains ........................................     (0.10)             -
   In excess of net realized gains ...........................     (0.06)             -
                                                                  ------         ------
      Total Distributions ....................................     (0.36)         (0.05)
                                                                  ------         ------
NET ASSET VALUE,
  END OF PERIOD ..............................................    $13.64         $11.51
                                                                  ======         ======

Total Return .................................................           (a)      (6.52)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .........................    $    -         $   11
   Ratio of expenses to average net assets ...................      1.01%(c)       1.42%(c)
   Ratio of net investment income to average net assets ......      2.18%(c)       1.83%(c)
   Ratio of expenses to average net assets* ..................      1.37%(c)       1.69%(c)
   Ratio of net investment income to average net assets* .....      1.82%(c)       1.56%(c)
   Portfolio Turnover (d) ....................................      2.71%         11.81%

--------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Service Shares commenced offering on January 17, 1994 when they were designated as Retirement Shares. On April 4, 1995, the name ofthe Retirement
    Shares was changed to Service Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 22.83%.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

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
                                                                  Value Growth Fund
                                                        -------------------------------------
                                                                  Fiduciary Shares
                                                        -------------------------------------
                                                        Six Months Ended    March 26, 1996 to
                                                        December 31, 1996   June 30, 1996 (a)
                                                        -----------------   -----------------

                                                          (Unaudited)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..................................    $    10.39         $    10.00
                                                            ----------         ----------
Investment Activities
   Net investment income ...............................          0.06               0.03
   Net realized and unrealized gains from investments ..          1.01               0.39
                                                            ----------         ----------
      Total from Investment Activities .................          1.07               0.42
                                                            ----------         ----------
Distributions
   From net investment income ..........................         (0.06)             (0.03)
   From net realized gains .............................         (1.73)                 -
                                                            ----------         ----------
      Total Distributions ..............................         (1.79)             (0.03)
                                                            ----------         ----------
NET ASSET VALUE,
  END OF PERIOD ........................................    $     9.67         $    10.39
                                                            ==========         ==========
Total Return ...........................................         10.37%(c)          10.48%(b)(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...................    $  239,257         $  191,212
   Ratio of expenses to average net assets .............          0.96%(d)           0.95%(d)
   Ratio of net investment income to average net assets           1.20%(d)           1.13%(d)
   Ratio of expenses to average net assets* ............          1.02%(d)           1.04%(d)
   Ratio of net investment income to average net assets*          1.14%(d)           1.04%(d)
   Portfolio turnover (e) ..............................         73.60%             65.21%
   Average commission rate paid (f) ....................    $   0.0438         $   0.0373

--------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period from March 26, 1996 through June 30, 1996
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(f) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

See notes to financial statements.

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
                                                                            Value Growth Fund
                                               ------------------------------------------------------------------------------------
                                                                             Class A Shares
                                               ------------------------------------------------------------------------------------
                                               Six Months      Seven Months
                                                  Ended            Ended                       Year Ended November 30,
                                               December 31,       June 30,         ------------------------------------------------
                                                   1996           1996 (a)           1995         1994         1993          1992
                                               ------------    --------------      --------     --------     ---------     --------
                                               (Unaudited)

NET ASSET VALUE,
  BEGINNING OF PERIOD .......................    $  10.39         $  11.15         $   9.00     $  10.02     $    9.42     $   7.80
                                                 --------         --------         --------     --------     ---------     --------
Investment Activities
   Net investment income ....................        0.05             0.94             0.12         0.13          0.11         0.11
   Net realized and unrealized gains (losses)
      from investments ......................        1.00             0.08             2.44        (0.56)         0.83         1.75
                                                 --------         --------         --------     --------     ---------     --------
      Total from Investment Activities ......        1.05             1.02             2.56        (0.43)         0.94         1.86
                                                 --------         --------         --------     --------     ---------     --------
Distributions
   From net investment income ...............       (0.05)           (0.94)           (0.12)       (0.14)        (0.12)       (0.10)
   In excess of net investment income .......           -            (0.01)               -            -             -            -
   From net realized gains ..................       (1.73)           (0.83)           (0.29)       (0.45)        (0.22)       (0.14)
                                                 --------         --------         --------     --------     ---------     --------
      Total Distributions ...................       (1.78)           (1.78)           (0.41)       (0.59)        (0.34)       (0.24)
                                                 --------         --------         --------     --------     ---------     --------
NET ASSET VALUE,
  END OF PERIOD .............................    $   9.66         $  10.39         $  11.15     $   9.00     $   10.02     $   9.42
                                                 ========         ========         ========     ========     =========     ========

Total Return (Excludes Sales Charge) ........       10.12%(b)        10.40%(b)        29.57%       (4.32)%       10.13%       24.27%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ........    $ 38,790         $ 35,984         $217,978     $173,198     $ 171,141     $133,614
   Ratio of expenses to average net assets ..        1.21%(c)         0.97%(c)         0.95%        0.96%         0.96%        0.97%
   Ratio of net investment income to average
      net assets ............................        0.95%(c)         0.85%(c)         1.25%        1.34%         1.21%        1.25%
   Ratio of expenses to average net assets* .        1.37%(c)         1.05%(c)         0.95%        0.96%         0.96%        0.97%
   Ratio of net investment income to average
      net assets* ...........................        0.79%(c)         0.77%(c)         1.25%        1.34%         1.21%        1.25%
   Portfolio turnover (d) ...................       73.60%           65.21%           77.00%       53.00%        66.00%       43.00%
   Average commission rate paid (e) .........    $ 0.0438         $ 0.0373

----------


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.26 to 10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

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


                                                                                                  VALUE GROWTH FUND
                                                                 ------------------------------------------------------------------
                                                                                           CLASS B SHARES
                                                                 ------------------------------------------------------------------
                                                                  SIX MONTHS        SEVEN MONTHS                       SEPTEMBER 9,
                                                                     ENDED              ENDED          YEAR ENDED        1994 TO
                                                                  DECEMBER 31,         JUNE 30,       NOVEMBER 30,    NOVEMBER 30,
                                                                     1996              1996 (a)            1995          1994 (b)
                                                                 -------------      ------------      ------------    ------------
                                                                 (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ........................................   $    10.39        $     11.16        $     9.01        $   9.85
                                                                 ----------        -----------        ----------        --------


Investment Activities
  Net investment income ......................................         0.01               0.91              0.05           0.02
  Net realized and unrealized gains (losses) from investments          0.99               0.07              2.46          (0.84)
                                                                 ----------        -----------        ----------       --------

     Total from Investment Activities ........................         1.00               0.98              2.51          (0.82)
                                                                 ----------        -----------        ----------       --------


Distributions
  From net investment income .................................        (0.01)             (0.91)            (0.07)         (0.02)
  In excess of net investment income .........................           --              (0.01)               --             --
  From net realized gains ....................................        (1.73)             (0.83)            (0.29)            --
                                                                 ----------        -----------        ----------       --------


     Total Distributions .....................................        (1.74)             (1.75)            (0.36)         (0.02)
                                                                 ----------        -----------        ----------       --------


NET ASSET VALUE,
  END OF PERIOD  .............................................   $     9.65        $     10.39        $    11.16       $   9.01
                                                                 ==========        ===========        ==========       ========
     Total Return (Excludes Sales Charge) ....................         9.70%(c)           9.96%(c)         28.74%         (8.31)%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ..........................   $    6,638        $     4,673        $    2,923       $    412
  Ratio of expenses to average net assets ....................         2.09%(d)           1.86%(d)          1.70%          1.71%(d)
  Ratio of net investment income to average net assets .......         0.21%(d)           0.13%(d)          0.38%          0.76%(d)
  Ratio of expenses to average net assets* ...................         2.16%(d)           1.94%(d)          1.70%          1.71%(d)
  Ratio of net investment income to average net assets* ......         0.14%(d)           0.05%(d)          0.38%          0.76%(d)
  Portfolio turnover (d) .....................................        73.60%             65.21%            77.00%         53.00%
  Average commission rate paid (e) ...........................   $   0.0438        $    0.0373

-----------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.21 to 10.00 effective March 26, 1996.

(b)  Class B Shares commenced offering September 9, 1994.

(c)  Not annualized.

(d)  Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(f) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.



See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 LARGE COMPANY VALUE FUND
                                                     ------------------------------------------------------------------------------
                                                                                     FIDUCIARY SHARES
                                                     ------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                              YEAR ENDED JUNE 30,
                                                         DECEMBER 31,  ------------------------------------------------------------
                                                             1996        1996          1995        1994        1993          1992
                                                         -----------   --------      --------    -------     --------      --------
                                                         (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD  ...............................    $  12.83     $  12.87      $  11.34    $ 11.64     $  11.34      $ 10.07
                                                          --------     --------      --------    -------     --------      -------

Investment Activities

  Net investment income ..............................        0.13         0.31          0.31       0.20         0.18         0.21
  Net realized and unrealized gains
    (losses) from investments ........................        1.21         1.20          2.18      (0.01)        0.58         1.34
                                                          --------     --------      --------    -------     --------      -------

    Total from Investment Activities .................        1.34         1.51          2.49       0.19         0.76         1.55
                                                          --------     --------      --------    -------     --------      -------

Distributions
  From net investment income .........................       (0.13)       (0.31)        (0.32)     (0.19)       (0.18)       (0.21)
  From net realized gains ............................       (1.06)       (1.24)        (0.64)     (0.30)       (0.28)       (0.07)
                                                          --------     --------      --------    -------     --------      -------

     Total Distributions .............................       (1.19)       (1.55)        (0.96)     (0.49)       (0.46)       (0.28)
                                                          --------     --------      --------    -------     --------      -------

NET ASSET VALUE,
  END OF PERIOD  .....................................    $  12.98     $  12.83      $  12.87    $ 11.34     $  11.64      $ 11.34
                                                          ========     ========      ========    =======     ========      =======



Total Return .........................................       10.50%(a)    12.71%        23.42%      1.59%        6.73%       15.53%


RATIOS/SUPPLEMENTARY DATA:

 Net Assets at end of period (000) ...................    $610,420     $584,527      $365,376    $69,127     $132,833      $62,075
 Ratio of expenses to average net assets .............        0.96%(b)     0.97%         1.00%      0.95%        0.86%        0.82%
 Ratio of net investment income to average net assets         2.06%(b)     2.43%         2.74%      1.72%        1.62%        1.91%
 Ratio of expenses to average net assets* ............        0.96%(b)     0.98%         1.01%      1.02%        1.12%        1.34%
 Ratio of net investment income to average net assets*        2.06%(b)     2.42%         2.73%      1.65%        1.36%        1.39%
 Portfolio turnover (c) ..............................       38.86%      186.84%       203.13%    111.72%       51.75%       55.90%
 Average commission rate paid (d) ....................    $ 0.0580     $ 0.0415

----------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

 See notes to financial statements.

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-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                          LARGE COMPANY VALUE FUND
                                                            --------------------------------------------------------------------
                                                                                             CLASS A SHARES
                                                            --------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                             YEAR ENDED JUNE 30,
                                                            DECEMBER 31,   -----------------------------------------------------
                                                               1996           1996        1995       1994       1993     1992 (e)
                                                            -----------    --------     -------    -------    -------   ---------
                                                            (UNAUDITED)
NET ASSET VALUE,
   BEGINNING OF PERIOD .................................     $ 12.87       $  12.89     $ 11.34    $ 11.64    $ 11.33   $ 11.42
                                                             -------       --------     -------    -------    -------   -------

Investment Activities
   Net investment income ...............................        0.11           0.27        0.28       0.17       0.16      0.07
   Net realized and unrealized gains (losses)
      from investments .................................        1.22           1.22        2.20      (0.01)      0.59     (0.08)
                                                             -------       --------     -------    -------    -------   -------
   Total from Investment Activities ....................        1.33           1.49        2.48       0.16       0.75     (0.01)
                                                             -------       --------     -------    -------    -------   -------

Distributions
   From net investment income ..........................       (0.12)         (0.27)      (0.27)     (0.16)     (0.16)    (0.08)
   In excess of net investment income ..................          --             --       (0.02)        --         --        --
   From net realized gains .............................       (1.06)         (1.24)      (0.64)     (0.30)     (0.28)       --
                                                             -------       --------     -------    -------    -------   -------

     Total Distributions ...............................       (1.18)         (1.51)      (0.93)     (0.46)     (0.44)    (0.08)
                                                             -------       --------     -------    -------    -------   -------

NET ASSET VALUE,
  END OF PERIOD  .......................................     $ 13.02       $  12.87     $ 12.89    $ 11.34    $ 11.64   $ 11.33
                                                             =======       ========     =======    =======    =======   =======

Total Return (Excludes Sales Charge) ...................       10.36%(a)      12.40%      22.64%      1.35%      6.64%    (0.33)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...................     $11,929       $  9,380     $ 3,481    $   698    $   451   $    12
   Ratio of expenses to average net assets .............        1.21%(b)       1.22%       1.25%      1.20%      1.10%     1.02%(b)
   Ratio of net investment income to average net assets         1.79%(b)       2.18%       2.52%      1.57%      1.41%     2.12%(b)
   Ratio of expenses to average net assets* ............        1.31%(b)       1.33%       1.37%      1.37%      1.50%     1.22%(b)
   Ratio of net investment income to average net assets*        1.69%(b)       2.07%       2.41%      1.40%      1.01%     1.92%(b)
   Portfolio turnover (c) ..............................       38.86%        186.84%     203.13%    111.72%     51.75%    55.90%
   Average commission rate paid (d) ....................     $0.0580       $ 0.0415

-----------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

(e)  Class A Shares commenced offering on February 18, 1992.



 See notes to financial statements.

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-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                             LARGE COMPANY VALUE FUND
                                                                             --------------------------------------------------
                                                                                                 CLASS B SHARES
                                                                             --------------------------------------------------
                                                                             SIX MONTHS
                                                                                ENDED                  YEAR ENDED JUNE 30,
                                                                             DECEMBER 31,      --------------------------------
                                                                                 1996           1996         1995      1994 (a)
                                                                             ------------      ------      -------     --------
                                                                             (UNAUDITED)
NET ASSET VALUE,
   BEGINNING OF PERIOD ...............................................        $ 12.98          $ 12.96     $ 11.41     $ 11.87
                                                                              -------          -------     -------     -------
Investment Activities
   Net investment income .............................................           0.07             0.18        0.17        0.05
   Net realized and unrealized gains (losses) from investments .......           1.21             1.26        2.19       (0.46)
                                                                              -------          -------     -------     -------
   Total from Investment Activities ..................................           1.28             1.44        2.36       (0.41)
                                                                              -------          -------     -------     -------

Distributions
   From net investment income ........................................          (0.08)           (0.18)      (0.17)      (0.05)
   From net realized gains ...........................................          (1.06)           (1.24)      (0.64)         --
                                                                              -------          -------     -------     -------

     Total Distributions .............................................          (1.14)           (1.42)      (0.81)      (0.05)
                                                                              -------          -------     -------     -------

NET ASSET VALUE,
   END OF PERIOD .....................................................        $ 13.12          $ 12.98     $ 12.96     $ 11.41
                                                                              =======          =======     =======     =======

Total Return (Excludes Sales Charge) .................................           9.88%(b)        11.95%      22.28%      (3.48)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .................................        $ 5,582          $ 4,135     $   861     $   182
   Ratio of expenses to average net assets ...........................           1.96%(c)         1.97%       2.00%       2.00%(c)
   Ratio of net investment income to average net assets ..............           1.03%(c)         1.43%       1.74%       1.06%(c)
   Ratio of expenses to average net assets* ..........................           1.96%(c)         1.98%       2.01%       2.00%(c)
   Ratio of net investment income to average net assets* .............           1.03%(c)         1.42%       1.72%       1.06%(c)
   Portfolio turnover (d) ............................................          38.86%          186.84%     203.13%     111.72%
   Average commission rate paid (e) ..................................        $0.0580          $0.0415

------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class B Shares commenced offering on January 14, 1994.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.



See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                                     DISCIPLINED VALUE FUND
                                                   --------------------------------------------------------------------------------
                                                                                        FIDUCIARY SHARES
                                                   ---------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                                  YEAR ENDED JUNE 30,
                                                   DECEMBER 31,     ---------------------------------------------------------------
                                                      1996            1996          1995         1994          1993          1992
                                                  -----------       --------      --------     --------      --------     ---------
                                                  (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ......................       $  14.69         $  13.20      $  11.90     $  12.76      $  11.49     $  10.20
                                                   --------         --------      --------     --------      --------     --------


Investment Activities
   Net investment income ...................           0.13             0.29          0.28         0.26          0.28         0.34
   Net realized and unrealized gains from
     investments ...........................           1.09             2.27          1.57         0.29          1.27         1.29
                                                   --------         --------      --------     --------      --------     --------
     Total from Investment Activities.......           1.22             2.56          1.85         0.55          1.55         1.63
                                                   --------         --------      --------     --------      --------     --------

Distributions
   From net investment income ..............          (0.13)           (0.29)        (0.27)       (0.26)        (0.28)       (0.34)
   From net realized gains .................          (1.61)           (0.78)        (0.28)       (1.15)           --           --
                                                   --------         --------      --------     --------      --------     --------

     Total Distributions ...................          (1.74)           (1.07)        (0.55)       (1.41)        (0.28)       (0.34)
                                                   --------         --------      --------     --------      --------     --------

NET ASSET VALUE,
  END OF PERIOD  ...........................       $  14.17         $  14.69      $  13.20     $  11.90      $  12.76     $  11.49
                                                   ========         ========      ========     ========      ========     ========

Total Return ...............................           8.49%(a)        20.10%        16.03%        4.04%        13.58%       16.24%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .......       $492,215         $522,474      $448,530     $418,238      $211,785     $115,234
   Ratio of expenses to average net assets .           0.98%(b)         0.99%         1.00%        0.93%         0.89%        0.69%
   Ratio of net investment income to average
      net assets ...........................           1.79%(b)         2.04%         2.21%        2.14%         2.30%        3.17%
   Ratio of expenses to average net assets*            0.98%(b)         1.00%         1.10%        0.98%         1.08%        1.23%
   Ratio of net investment income to average
      net assets* ..........................           1.79%(b)         2.03%         2.11%        2.09%         2.11%        2.63%
   Portfolio turnover (c) ..................          39.44%           90.56%       176.66%       56.33%       108.79%       25.32%
   Average commission rate paid (d) ........       $ 0.0594         $ 0.0576

-----------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                                         DISCIPLINED VALUE FUND
                                                         --------------------------------------------------------------------------
                                                                                           CLASS A SHARES
                                                         --------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                         YEAR ENDED JUNE 30,
                                                          DECEMBER 31,    ---------------------------------------------------------
                                                             1996           1996         1995        1994        1993      1992 (e)
                                                             ----         ------      -------     -------     -------   -----------
                                                         (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD .................................    $ 14.72        $ 13.22     $ 11.91     $ 12.75     $11.49    $ 11.45
                                                           -------        -------     -------     -------     ------    -------
Investment Activities
  Net investment income ...............................       0.11           0.25        0.24        0.24       0.25       0.12
  Net realized and unrealized gains from investments ..       1.08           2.28        1.59        0.30       1.26       0.06
                                                           -------        -------     -------     -------     ------    -------

     Total from Investment Activities .................       1.19           2.53        1.83        0.54       1.51       0.18
                                                           -------        -------     -------     -------     ------    -------

Distributions
  From net investment income ..........................      (0.11)         (0.25)      (0.24)      (0.23)     (0.25)     (0.14)
  From net realized gains .............................      (1.61)         (0.78)      (0.26)      (1.10)        --         --
  In excess of net realized gains .....................         --             --       (0.02)      (0.05)        --         --
                                                           -------        -------     -------     -------     ------    -------

     Total Distributions ..............................      (1.72)         (1.03)      (0.52)      (1.38)     (0.25)     (0.14)
                                                           -------        -------     -------     -------     ------    -------
NET ASSET VALUE,
  END OF PERIOD .......................................    $ 14.19        $ 14.72     $ 13.22     $ 11.91     $12.75    $ 11.49
                                                           =======        =======     =======     =======     ======    =======

Total Return (Excludes Sales Charge) ..................       8.26%(a)      19.80%      15.43%       3.95%     13.27%      1.56%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...................    $22,272        $20,838     $13,560     $10,448     $3,435    $    35
  Ratio of expenses to average net assets .............       1.23%(b)       1.24%       1.26%       1.18%      1.12%      1.29%(b)
  Ratio of net investment income to average net assets        1.53%(b)       1.79%       1.99%       2.00%      2.06%      2.43%(b)
  Ratio of expenses to average net assets* ............       1.33%(b)       1.35%       1.36%       1.33%      1.46%      1.49%(b)
  Ratio of net investment income to average net assets*       1.43%(b)       1.68%       1.89%       1.85%      1.72%      2.23%(b)
  Portfolio turnover (c) ..............................      39.44%         90.55%     176.66%      56.33%    108.79%     25.32%
  Average commission rate paid (d) ....................    $0.0594        $0.0576

----------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

(e)  Class A Shares commenced offering on February 18, 1992.


See notes to financial statements.

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-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                                 DISCIPLINED VALUE FUND
                                                                     ------------------------------------------------------------
                                                                                                    CLASS B SHARES
                                                                     ------------------------------------------------------------
                                                                      SIX MONTHS
                                                                         ENDED                     YEAR ENDED JUNE 30,
                                                                       DECEMBER 31,      ----------------------------------------
                                                                          1996             1996           1995           1994 (a)
                                                                      ---------          -------        -------        ----------
                                                                      (UNAUDITED)

Net Asset Value,
  Beginning of Period .........................................        $ 14.69           $ 13.19        $ 11.90        $12.60
                                                                       -------           -------        -------        ------


Investment Activities
  Net investment income .......................................           0.06              0.15           0.15          0.07
  Net realized and unrealized gains (losses) from investments .           1.08              2.27           1.58         (0.70)
                                                                       -------           -------        -------        ------

     Total from Investment Activities .........................           1.14              2.42           1.73         (0.63)
                                                                       -------           -------        -------        ------

Distributions
  From net investment income ..................................          (0.06)            (0.14)         (0.15)        (0.06)
  In excess of net investment income ..........................             --                --          (0.01)        (0.01)
  From net realized gains .....................................          (1.61)            (0.78)         (0.28)          --
                                                                       -------           -------        -------        ------

     Total Distributions ......................................          (1.67)            (0.92)         (0.44)        (0.07)
                                                                       -------           -------        -------        ------
NET ASSET VALUE,
  END OF PERIOD ...............................................        $ 14.16           $ 14.69        $ 13.19        $11.90
                                                                       =======           =======        =======        ======

Total Return (Excludes Sales Charge) ..........................           7.78%(b)         18.93%         14.92%        (5.00)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ..........................        $18,275           $16,305        $11,222        $5,356
   Ratio of expenses to average net assets ....................           1.98%(c)          1.99%          2.00%         1.96%(c)
   Ratio of net investment income to average net assets .......           0.78%(c)          1.04%          1.26%         1.80%(c)
   Ratio of expenses to average net assets* ...................           1.98%(c)          2.00%          2.01%         1.96%(c)
   Ratio of net investment income to average net assets* ......           0.78%(c)          1.03%          1.25%         1.80%(c)
   Portfolio turnover (d) .....................................          39.44%            90.55%        176.66%        56.33%
   Average commission rate paid (e) ...........................        $0.0594           $0.0576

-----------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class B Shares commenced offering on January 14, 1994.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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


                                                                               DISCIPLINED VALUE FUND
                                                                              -----------------------
                                                                                   SERVICE SHARES (a)
                                                                              -----------------------
                                                                                  YEAR ENDED JUNE 30,
                                                                              -----------------------
                                                                                  1995          1994
                                                                               --------       -------


NET ASSET VALUE,
  BEGINNING OF PERIOD .....................................................    $  11.90       $ 12.59
                                                                               --------       -------
Investment Activities
  Net investment income ...................................................        0.17          0.06
  Net realized and unrealized gains (losses) from investments .............        1.37         (0.69)
                                                                               --------       -------

     Total from Investment Activities .....................................        1.54         (0.63)
                                                                               --------       -------

Distributions
  Net investment income ...................................................       (0.16)        (0.06)
  In excess of net investment income ......................................       (0.01)           --
  Net realized gains ......................................................       (0.28)           --
                                                                               --------       -------

     Total Distributions ..................................................       (0.45)        (0.06)
                                                                               --------       -------

NET ASSET VALUE,
  END OF PERIOD ...........................................................    $  12.99       $ 11.90
                                                                               ========       =======
Total Return ..............................................................          (a)        (5.03)%(b)


RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)
  Ratio of expenses to average net assets .................................    $     --       $    47
  Ratio of net investment income to average net assets ....................        1.90%(c)      1.84%(c)
  Ratio of expenses to average net assets* ................................        1.89%(c)      1.83%(c)
  Ratio of net investment income to average net assets* ...................        1.90%(c)      1.84%(c)
  Portfolio turnover (d) ..................................................        1.89%(c)      1.83%(c)
                                                                                 176.66%        56.33%

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Service Shares commenced offering on January 17, 1994 when they were designated as Retirement Shares. On April 4, 1995, the name of the Retirement Shares was changed to Service Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 13.14%.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS





                                                                                           LARGE COMPANY GROWTH FUND
                                                      ---------------------------------------------------------------------------
                                                                                             FIDUCIARY SHARES
                                                      ----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                              YEAR ENDED JUNE 30,
                                                       DECEMBER 31,      ---------------------------------------------------------
                                                           1996            1996         1995        1994       1993      1992 (e)
                                                           ----            ----         ----        ----       ----      --------
                                                       (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD .................................  $  15.44      $  13.47     $  11.32    $  10.92     $  9.85    $ 10.00
                                                         --------      --------     --------    --------     -------    -------

Investment Activities
  Net investment income ...............................      0.08          0.18         0.20        0.20        0.23       0.08
  Net realized and unrealized gains (losses)
          from investments ............................      1.34          2.14         3.04        0.67        1.12      (0.16)
                                                         --------      --------     --------    --------     -------    -------
      Total from Investment Activities ................      1.42          2.32         3.24        0.87        1.35      (0.08)
                                                         --------      --------     --------    --------     -------    -------

Distributions
  From net investment income ..........................     (0.07)        (0.18)       (0.20)      (0.20)      (0.23)     (0.07)
  From net realized gains .............................     (0.80)        (0.17)       (0.89)      (0.27)      (0.05)        --
                                                         --------      --------     --------    --------     -------    -------
      Total Distributions .............................     (0.87)        (0.35)       (1.09)      (0.47)      (0.28)     (0.07)
                                                         --------      --------     --------    --------     -------    -------

NET ASSET VALUE,
  END OF PERIOD .......................................  $  15.99      $  15.44     $  13.47    $  11.32     $ 10.92    $  9.85
                                                         ========      ========     ========    ========     =======    =======

Total Return ..........................................      9.26%(a)     17.36%       21.85%       8.04%      13.92%     (0.80)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...................  $766,728      $745,986     $531,595    $150,035     $41,317    $25,019
  Ratio of expenses to average net assets .............      0.97%(b)      0.96%        1.00%       0.78%       0.39%      0.30%(b)
  Ratio of net investment income to average net assets       0.97%(b)      1.20%        1.72%       1.87%       2.24%      2.37%(b)
  Ratio of expenses to average net assets* ............      0.97%(b)      0.99%        1.00%       1.13%       1.43%      1.49%(b)
  Ratio of net investment income to average net assets*      0.97%(b)      1.17%        1.72%       1.52%       1.21%      1.12%(b)
  Portfolio turnover (c) ..............................     24.28%        35.51%       14.22%       9.04%      10.61%      3.09%
  Average commission rate paid (d) ....................  $ 0.0668      $ 0.0647

---------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

(e)  The Fund commenced operations on February 28, 1992.


See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                               LARGE COMPANY GROWTH FUND
                                                                       ----------------------------------------------------------
                                                                                                 CLASS A SHARES
                                                                        ---------------------------------------------------------
                                                                        SIX MONTHS
                                                                           ENDED                    YEAR ENDED JUNE 30,
                                                                        DECEMBER 31,       --------------------------------------
                                                                            1996             1996            1995        1994 (a)
                                                                        ----------         --------        -------      ---------
                                                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ...........................................        $ 15.83            $ 13.83        $ 11.62      $11.78
                                                                         -------            -------        -------      ------
Investment Activities
  Net investment income .........................................           0.06               0.14           0.17        0.04
  Net realized and unrealized gains (losses) from investments ...           1.37               2.17           3.10       (0.16)
                                                                         -------            -------        -------      ------

    Total from Investment Activities ............................           1.43               2.31           3.27       (0.12)
                                                                         -------            -------        -------      ------
Distributions
  From net investment income ....................................          (0.05)             (0.14)         (0.16)      (0.04)
  In excess of net investment income ............................             --                 --          (0.01)         --
  From net realized gains .......................................          (0.80)             (0.17)         (0.89)         --
                                                                         -------            -------        -------      ------

    Total Distributions .........................................          (0.85)             (0.31)         (1.06)      (0.04)
                                                                         -------            -------        -------      ------
NET ASSET VALUE,
  END OF PERIOD ................................................         $ 16.41            $ 15.83        $ 13.83      $11.62
                                                                         =======            =======        =======      ======

Total Return (Excludes Sales Charge) ............................           9.09%(b)          16.85%         21.52%      (1.02)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) .............................        $91,704            $75,114        $27,428      $  368
  Ratio of expenses to average net assets .......................           1.22%(c)           1.21%          1.26%       1.25%(c)
  Ratio of net investment income to average net assets ..........           0.73%(c)           0.95%          1.49%       1.78%(c)
  Ratio of expenses to average net assets* ......................           1.31%(c)           1.34%          1.36%       1.35%(c)
  Ratio of net investment income to average net assets* .........           0.64%(c)           0.82%          1.39%       1.68%(c)
  Portfolio turnover (d) ........................................          24.28%             35.51%         14.22%       9.04%
  Average commission rate paid (e) ..............................        $0.0668            $0.0647

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class A Shares commenced offering on January 1, 1994.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.



See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS




                                                                                               LARGE COMPANY GROWTH FUND
                                                                      ---------------------------------------------------------
                                                                                                     CLASS B SHARES
                                                                      ---------------------------------------------------------
                                                                       SIX MONTHS
                                                                           ENDED                    YEAR ENDED JUNE 30,
                                                                       DECEMBER 31,         -----------------------------------
                                                                           1996               1996            1995     1994 (a)
                                                                       -----------          --------        -------    --------
                                                                       (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD ............................................       $ 15.63             $ 13.63        $11.47     $ 11.57
                                                                         -------             -------        ------     -------
Investment Activities
  Net investment income ..........................................            --                0.05          0.09        0.03
  Net realized and unrealized gains (losses) from investments ....          1.35                2.17          3.06       (0.10)
                                                                         -------             -------        ------     -------

     Total from Investment Activities ............................          1.35                2.22          3.15       (0.07)
                                                                         -------             -------        ------     -------
Distributions
  From net investment income .....................................            --               (0.05)        (0.09)      (0.03)
  In excess of net investment income .............................            --                  --         (0.01)         --
  From net realized gains ........................................         (0.80)              (0.17)        (0.89)         --
                                                                         -------             -------        ------     -------

     Total Distributions .........................................         (0.80)              (0.22)        (0.99)      (0.03)
                                                                         -------             -------        ------     -------
NET ASSET VALUE,
  END OF PERIOD  .................................................       $ 16.18             $ 15.63        $13.63     $ 11.47
                                                                         =======             =======        ======     =======

Total Return (Excludes Sales Charge) .............................          8.70%(b)           16.41%        20.65% (0.66)%(b)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) ...............................       $82,053             $56,261        $6,918     $   334
 Ratio of expenses to average net assets .........................          1.98%(c)            1.96%         2.01%       1.99%(c)
 Ratio of net investment income (loss) to average net assets .....         (0.02)%(c)           0.20%         0.74%       0.96%(c)
 Ratio of expenses to average net assets* ........................          1.98%(c)            1.99%         2.01%       1.99%(c)
 Ratio of net investment income (loss)to average net assets* .....         (0.02)%(c)           0.17%         0.74%       0.96%(c)
 Portfolio turnover (d) ..........................................         24.28%              35.51%        14.22%       9.04%
 Average commission rate paid (e) ................................       $0.0668             $0.0647

----------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class B Shares commenced offering on January 14, 1994.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.



See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                                       LARGE COMPANY GROWTH FUND
                                                                                   --------------------------------
                                                                                          SERVICE SHARES (a)
                                                                                   --------------------------------
                                                                                         YEAR ENDED JUNE 30,
                                                                                   --------------------------------
                                                                                     1995                   1994
                                                                                   ---------              ---------

NET ASSET VALUE,
  BEGINNING OF PERIOD ..........................................................   $   11.42              $   11.58
                                                                                   ---------              ---------

Investment Activities
  Net investment income ........................................................        0.11                   0.03
  Net realized and unrealized gains (losses) from investments ..................        2.85                  (0.16)
                                                                                   ---------              ---------

       Total from Investment Activities ........................................        2.96                  (0.13)
                                                                                   ---------              ---------

Distributions
  Net investment income ........................................................       (0.11)                 (0.03)
  In excess of net realized gains ..............................................       (0.89)                    --
                                                                                   ---------              ---------
       Total Distributions .....................................................       (1.00)                 (0.03)
                                                                                   ---------              ---------
NET ASSET VALUE,
  END OF PERIOD ................................................................   $   13.38              $   11.42
                                                                                   =========              =========

Total Return ...................................................................           (a)                (1.13)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...........................................   $      --                 $   24
   Ratio of expenses to average net assets .....................................        1.90%(c)               1.75%(c)
   Ratio of net investment income to average net assets ........................        1.05%(c)               1.02%(c)
   Ratio of expenses to average net assets* ....................................        1.90%(c)               1.75%(c)
   Ratio of net investment income to average net assets* .......................        1.05%(c)               1.02%(c)
   Portfolio turnover (d) ......................................................       14.22%                  9.04%

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Service Shares commenced offering on January 17, 1994 when they were designated as Retirement Shares. On April 4, 1995, the name of the Retirement Shares was changed to Service Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 19.19%.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                                        GROWTH OPPORTUNITIES FUND
                                                           -----------------------------------------------------------------------
                                                                                            FIDUCIARY SHARES
                                                           -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                            YEAR ENDED JUNE 30,
                                                           DECEMBER 31,  ----------------------------------------------------------
                                                              1996         1996         1995        1994         1993        1992
                                                              ----       --------     --------    --------    --------    --------
                                                          (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD.................................... $  18.81       $  18.40     $  15.96    $  16.96    $  14.54    $  12.92
                                                          --------       --------     --------    --------    --------    --------

Investment Activities
   Net investment income ................................     0.27           0.20         0.06        0.07        0.06        0.09
   Net realized and unrealized gains (losses)
      from investments ..................................     1.05           3.83         2.98       (0.05)       2.99        1.87
                                                          --------       --------     --------    --------    --------    --------
         Total from Investment Activities ...............     1.32           4.03         3.04        0.02        3.05        1.96
                                                          --------       --------     --------    --------    --------    --------

Distributions
   From net investment income ...........................    (0.27)         (0.20)       (0.06)      (0.07)      (0.06)      (0.08)
   From net realized gains ..............................    (2.92)         (3.42)       (0.54)      (0.95)      (0.57)      (0.26)
                                                          --------       --------     --------    --------    --------    --------
         Total Distributions ............................    (3.19)         (3.62)       (0.60)      (1.02)      (0.63)      (0.34)
                                                          --------       --------     --------    --------    --------    --------
NET ASSET VALUE,
   END OF PERIOD ........................................ $  16.94       $  18.81     $  18.40    $  15.96    $  16.96    $  14.54
                                                          ========       ========     ========    ========    ========    ========
Total Return                                                  6.86%(a)      24.63%       19.75%      (0.16)%     21.36%      15.15%

RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period (000) ................... $533,522       $532,525     $413,518    $389,567    $232,898    $131,533
    Ratio of expenses to average net assets .............     0.97%(b)       1.00%        0.98%       0.98%       0.89%       0.75%
    Ratio of net investment income to average net assets      2.84%(b)       1.15%        0.38%       0.42%       0.41%       0.51%
    Ratio of expenses to average net assets* ............     0.97%(b)       1.01%        0.98%       1.03%       1.11%       1.23%
    Ratio of net investment income to average net assets*     2.84%(b)       1.14%        0.38%       0.37%       0.19%       0.03%
    Portfolio turnover (c) ..............................   183.99%        435.30%      132.63%      70.67%      64.64%      42.77%
    Average commission rate paid (d) .................... $ 0.0317       $ 0.0451

--------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                                     GROWTH OPPORTUNITIES FUND
                                                              ------------------------------------------------------------------
                                                                                          CLASS A SHARES
                                                              ------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                           YEAR ENDED JUNE 30,
                                                              DECEMBER 31,  ----------------------------------------------------
                                                                 1996          1996       1995       1994      1993     1992 (e)
                                                                 ----       --------    -------     ------    ------    --------
                                                             (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ......................................   $ 18.76       $ 18.36    $ 15.93     $16.96    $14.54    $16.53
                                                               -------       -------    -------     ------    ------    ------
Investment Activities
 Net investment income .....................................      0.24          0.17       0.02       0.04      0.03      0.01
 Net realized and unrealized gains (losses)
      from investments .....................................      1.05          3.80       2.98      (0.08)     3.00     (1.99)
                                                               -------       -------    -------     ------    ------    ------
    Total from Investment Activities .......................      1.29          3.97       3.00      (0.04)     3.03     (1.98)
                                                               -------       -------    -------     ------    ------    ------

Distributions
   From net investment income ..............................     (0.26)        (0.15)     (0.01)     (0.03)    (0.04)    (0.01)
   In excess of net investment income ......................        --            --      (0.02)     (0.01)       --        --
   From net realized gains .................................     (2.92)        (3.42)     (0.54)     (0.95)    (0.57)       --
                                                               -------       -------    -------     ------    ------    ------
    Total Distributions ....................................     (3.18)        (3.57)     (0.57)     (0.99)    (0.61)    (0.01)
                                                               -------       -------    -------     ------    ------    ------
NET ASSET VALUE,
  END OF PERIOD ............................................   $ 16.87       $ 18.76    $ 18.36     $15.93    $16.96    $14.54
                                                               =======       =======    =======     ======    ======    ======
    Total Return (Excludes Sales Charge) ...................      6.70%(a)     24.32%     19.50%     (0.52)%   21.70%   (34.00)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ........................   $30,767       $28,052    $11,178     $8,097    $5,757    $   84
  Ratio of expenses to average net assets ..................      1.22%(b)      1.25%      1.23%      1.22%     1.11%     1.31%(b)
  Ratio of net investment income to average net assets .....      2.54%(b)      0.90%      0.12%      0.27%     0.25%     0.12%(b)
  Ratio of expenses to average net assets* .................      1.32%(b)      1.36%      1.33%      1.38%     1.48%     1.50%(b)
  Ratio of net investment income (loss) to average net
       assets* .............................................      2.44%(b)      0.79%      0.02%      0.11%    (0.12)%   (0.07)%(b)
  Portfolio turnover (c) ...................................    183.99%       435.30%    132.63%     70.67%    64.64%    42.77%
  Average commission rate paid (d) .........................   $0.0317       $0.0451

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

(e)  Class A Shares commenced offering on February 18, 1992.




See notes to financial statements.

-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS




                                                                                        GROWTH OPPORTUNITIES FUND
                                                                     --------------------------------------------------------
                                                                                             CLASS B SHARES
                                                                     --------------------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED              YEAR ENDED JUNE 30,
                                                                     DECEMBER 31,      --------------------------------------
                                                                        1996            1996           1995        1994 (a)
                                                                     -----------       -------        -------       ---------
                                                                     (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD ..........................................    $ 18.43           $ 18.14        $15.85        $17.44
                                                                     -------           -------        ------        ------
Investment Activities
  Net investment income (loss) .................................        0.17              0.09         (0.07)        (0.02)
  Net realized and unrealized gains (losses) from investments ..        1.03              3.69          2.90         (1.56)
                                                                     -------           -------        ------        ------
     Total from Investment Activities ..........................        1.20              3.78          2.83         (1.58)
                                                                     -------           -------        ------        ------
Distributions
  From net investment income ...................................       (0.24)            (0.07)           --         (0.01)
  From net realized gains ......................................       (2.92)            (3.42)        (0.54)           --
                                                                     -------           -------        ------        ------
     Total Distributions .......................................       (3.16)            (3.49)        (0.54)        (0.01)
                                                                     -------           -------        ------        ------
NET ASSET VALUE,
  END OF PERIOD ................................................
                                                                     $ 16.47           $ 18.43        $18.14        $15.85
                                                                     =======           =======        ======        ======
Total Return (Excludes Sales Charge) ...........................        6.53%(b)         23.53%        18.47%        (9.07)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ............................     $21,509           $12,910        $2,787        $1,131
  Ratio of expenses to average net assets ......................        1.98%(c)          2.00%         1.98%         2.12%(c)
  Ratio of net investment income (loss)to average net assets ...        1.92%(c)          0.15%        (0.63)%       (0.55)%(c)
  Ratio of expenses to average net assets* .....................        1.98%(c)          2.01%         1.98%         2.12 %(c)
  Ratio of net investment income (loss)to average net assets* ..        1.92%(c)          0.14%        (0.63)%       (0.55)%(c)
  Portfolio turnover (d) .......................................      183.99%           435.30%       132.63%        70.67%
  Average commission rate paid (e) .............................     $0.0317           $0.0451

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class B Shares commenced offering on January 14, 1994.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                            GROWTH OPPORTUNITIES FUND
                                                                                          ---------------------------
                                                                                                 SERVICE SHARES (a)
                                                                                          ---------------------------
                                                                                              YEAR ENDED JUNE 30,
                                                                                          ---------------------------
                                                                                          1995                   1994
                                                                                          ----                   ----
NET ASSET VALUE,
  BEGINNING OF PERIOD...........................................................        $ 15.95               $ 17.47
                                                                                        -------               -------
Investment Activities
   Net investment income .......................................................         (0.03)                (0.01)
   Net realized and unrealized gains (losses) from investments .................          2.14                 (1.50)
                                                                                        -------               -------
      Total from Investment Activities .........................................          2.11                 (1.51)
                                                                                        -------               -------
Distributions
   Net investment income .......................................................            --                 (0.01)
   Net realized gains ..........................................................         (0.54)                   --
                                                                                        -------               -------
      Total Distributions ......................................................         (0.54)                (0.01)
                                                                                        -------               -------
NET ASSET VALUE,
  END OF PERIOD.................................................................        $17.52                $15.95
                                                                                        ======                ======
Total Return ...................................................................               (a)             (8.64)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...........................................        $   --               $   35
   Ratio of expenses to average net assets .....................................          1.87%(c)             1.91%(c)
   Ratio of net investment income to average net assets ........................         (0.39)%(c)           (0.36)%(c)
   Ratio of expenses to average net assets* ....................................          1.87%(c)             1.91%(c)
   Ratio of net investment income to average net assets* .......................         (0.39)%(c)           (0.36)%(c)
   Portfolio turnover (d) ......................................................        132.63%               70.67%

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Service Shares commenced offering on January 17, 1994 when they were designated as Retirement Shares. On April 4, 1995, the name of the Retirement Shares was changed to Service Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 13.12%.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                                                    GULF SOUTH GROWTH FUND
                                                                                           -----------------------------------
                                                                                                        FIDUCIARY SHARES
                                                                                           -----------------------------------
                                                                                            SIX MONTHS          MARCH 26, 1996
                                                                                              ENDED                  TO
                                                                                            DECEMBER 31,          JUNE 30,
                                                                                               1996               1996 (a)
                                                                                               ----               --------
                                                                                           (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD........................................................                 $ 10.75              $ 10.00
                                                                                              -------              -------
Investment Activities
  Net investment income (loss) ..............................................                   (0.01)                0.78
  Net realized and unrealized gains from investments ........................                    0.24                   --
                                                                                              -------              -------
          Total from Investment Activities ..................................                    0.23                 0.78
                                                                                              -------              -------
Distributions
   From net investment income ...............................................                      --                (0.03)
   From net realized gains ..................................................                   (1.10)                  --
                                                                                              -------              -------
          Total Distributions ...............................................                   (1.10)               (0.03)
                                                                                              -------              -------
NET ASSET VALUE,
  END OF PERIOD..............................................................                 $  9.88              $ 10.75
                                                                                              =======              =======
Total Return ................................................................                    2.45%(c)            13.39%(b)(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) .........................................                 $78,859              $83,371
  Ratio of expenses to average net assets ...................................                    1.00%(d)             0.96%(d)
  Ratio of net investment income (loss) to average net assets ...............                   (0.18)%(d)           (0.16)%(d)
  Ratio of expenses to average net assets* ..................................                    1.11%(d)             1.05%(d)
  Ratio of net investment income (loss) to average net assets* ..............                   (0.29)%(d)           (0.25)%(d)
  Portfolio turnover (e) ....................................................                   44.03%               59.57%
  Average commission rate paid (f) ..........................................                 $0.0674              $0.0685

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from date reorganized as a fund of The One Group.

(b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period from March 26, 1996 through June 30, 1996.

(c)  Not annualized.

(d)  Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(f) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

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THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                GULF SOUTH GROWTH FUND
                                                  -------------------------------------------------------------------------------
                                                                                   CLASS A SHARES
                                                  -------------------------------------------------------------------------------
                                                   SIX MONTHS      SEVEN MONTHS
                                                     ENDED            ENDED                     YEAR ENDED NOVEMBER 30,
                                                   DECEMBER 31,      JUNE 30,    ------------------------------------------------
                                                      1996           1996 (a)      1995           1994        1993         1992
                                                   ------------    ----------    --------       --------    --------     --------
                                                   (UNAUDITED)

NET ASSET VALUE,
   BEGINNING OF PERIOD ......................     $  10.73        $  11.50       $   9.36       $  10.11    $   9.48     $   7.38
                                                  --------        --------       --------       --------    --------     --------
Investment Activities
   Net investment income (loss) .............        (0.02)          (0.07)         (0.04)         (0.04)      (0.02)        0.01
   Net realized and unrealized gains (losses)
       from investments .....................         0.29            1.40           2.35          (0.63)       0.88         2.10
                                                  --------        --------       --------       --------    --------     --------
       Total from Investment Activities .....         0.27            1.33           2.31          (0.67)       0.86         2.11
                                                  --------        --------       --------       --------    --------     --------
Distributions
   From net investment income ...............           --              --             --             --       (0.01)       (0.01)
   From net realized gains ..................        (1.10)          (2.10)         (0.17)         (0.08)      (0.22)          --
                                                  --------        --------       --------       --------    --------     --------
       Total Distributions ..................        (1.10)          (2.10)         (0.17)         (0.08)      (0.23)       (0.01)
                                                  --------        --------       --------       --------    --------     --------
NET ASSET VALUE,
   END OF PERIOD ............................     $   9.90        $  10.73       $  11.50       $   9.36    $  10.11     $   9.48
                                                  ========        ========       ========       ========    ========     ========
Total Return (Excludes Sales Charge) ........         2.73%(b)       12.85%(b)      25.07%         (6.66)%      9.10%       28.59%

RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period (000) .......     $ 17,952        $ 18,356       $ 95,467       $ 77,540    $ 74,982     $ 55,719
    Ratio of expenses to average net assets .         1.25%(c)        1.05%(c)       1.03%          1.00%       1.01%        1.00%
    Ratio of net investment income (loss) to         (0.43)%(c)      (0.33)%(c)     (0.36)%        (0.38)%     (0.21)%       0.15%
        average net assets ..................
    Ratio of expenses to average net assets*          1.46%(c)        1.07%(c)       1.03%          1.00%       1.01%        1.00%
    Ratio of net investment income (loss) to
        average net assets* .................        (0.64)%(c)      (0.35)%(c)     (0.36)%        (0.38)%     (0.21)%       0.15%
    Portfolio turnover (d) ..................        44.03%          59.57%         65.00%         51.00%      59.00%       42.00%
    Average commission rate paid (e) ........     $ 0.0674        $ 0.0685

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


(a) Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.70 to 10.00 effective March 26, 1996.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

-------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                             GULF SOUTH GROWTH FUND
                                                                       -----------------------------------------------------------
                                                                                                 CLASS B SHARES
                                                                       -----------------------------------------------------------
                                                                       SIX MONTHS      SEVEN MONTHS                   SEPTEMBER 12,
                                                                         ENDED             ENDED      YEAR ENDED      1994 TO
                                                                       DECEMBER 31,       JUNE 30,    NOVEMBER 30,    NOVEMBER 30,
                                                                         1996            1996 (a)         1995          1994 (b)
                                                                       ------------    ------------   -----------     -----------
                                                                        (UNAUDITED)

NET ASSET VALUE,
   BEGINNING OF PERIOD ..........................................       $ 10.72           $ 11.56         $  9.47     $ 10.40
                                                                        -------           -------         -------     -------
Investment Activities
    Net investment loss .........................................         (0.05)            (0.06)          (0.07)      (0.01)
    Net realized and unrealized gains (losses) from
       investments ..............................................          0.27              1.35            2.33       (0.92)
                                                                        -------           -------         -------     -------
       Total from Investment Activities .........................          0.22              1.29            2.26       (0.93)
                                                                        -------           -------         -------     -------
Distributions
    From net realized gains .....................................         (1.10)            (2.13)          (0.17)         --
                                                                        -------           -------         -------     -------
       Total Distributions ......................................         (1.10)            (2.13)          (0.17)         --
                                                                        -------           -------         -------     -------
NET ASSET VALUE,
   END OF PERIOD ................................................       $  9.84           $ 10.72         $ 11.56     $  9.47
                                                                        =======           =======         =======     =======
Total Return (Excludes Sales Charge) ............................          2.34%(c)         12.47%(c)       24.21%      (9.08)%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ............................       $ 3,392           $ 2,545         $ 1,814     $   231
   Ratio of expenses to average net assets ......................          2.00%(d)          1.87%(d)        1.78%       1.75%(d)
   Ratio of net investment income (loss) to average net assets ..         (1.18)%(d)        (1.10)%(d)      (1.16)%     (0.90)%(d)
   Ratio of expenses to average net assets* .....................          2.11%(d)          1.92%(d)        1.78%       1.75%(d)
   Ratio of net investment income (loss)to average net assets* ..         (1.29)%(d)        (1.15)%(d)      (1.16)%     (0.90)%(d)
   Portfolio turnover (e) .......................................         44.03%            59.57%          65.00%      51.00%
Average commission rate paid (f) ................................       $0.0674           $0.0685

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.48 to 10.00 effective March 26, 1996.

(b)  Class B Shares commenced offering September 12, 1994.

(c)  Not annualized.

(d)  Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(f) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

See notes to financial statements.

-------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                               INTERNATIONAL EQUITY INDEX FUND
                                                              -----------------------------------------------------------------
                                                                                         FIDUCIARY SHARES
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED                         YEAR ENDED JUNE 30,
                                                              DECEMBER 31,     ------------------------------------------------
                                                                1996             1996         1995         1994       1993 (a)
                                                             -----------       --------     --------     --------     ---------
                                                             (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD ..................................      $  15.17         $  13.93     $  13.46     $  11.80     $ 10.00
                                                              --------         --------     --------     --------     -------
Investment Activities
   Net investment income ...............................          0.03             0.11         0.13         0.11        0.06
   Net realized and unrealized gains from investments ..          0.07             1.43         0.46         1.68        1.75
                                                              --------         --------     --------     --------     -------
       Total from Investment Activities ................          0.10             1.54         0.59         1.79        1.81
                                                              --------         --------     --------     --------     -------
Distributions
   From net investment income ..........................         (0.14)           (0.16)       (0.08)       (0.11)      (0.01)
   In excess of net investment income ..................            --            (0.02)          --           --          --
   From net realized gains .............................         (0.15)           (0.12)       (0.04)       (0.01)         --
   In excess of net realized gains .....................            --               --           --        (0.01)         --
                                                              --------         --------     --------     --------     -------
       Total Distributions .............................         (0.29)           (0.30)       (0.12)       (0.13)      (0.01)
                                                              --------         --------     --------     --------     -------
NET ASSET VALUE,
  END OF PERIOD ........................................      $  14.98         $  15.17     $  13.93     $  13.46     $ 11.80
                                                              ========         ========     ========     ========     =======
Total Return ...........................................          0.71%(b)        11.22%        4.20%       15.44%      26.96%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...................      $377,707         $347,790     $218,299     $145,640     $35,384
   Ratio of expenses to average net assets .............          0.84%(c)         0.97%        1.04%        1.02%       1.22%(c)
   Ratio of net investment income to average net assets           0.45%(c)         1.04%        1.25%        1.27%       1.37%(c)
   Ratio of expenses to average net assets* ............          0.84%(c)         1.00%        1.04%        1.02%       2.34%(c)
   Ratio of net investment income to average net assets*          0.45%(c)         1.01%        1.25%        1.27%       0.25%(c)
   Portfolio turnover (d) ..............................          4.88%            6.28%        4.67%        7.74%       3.10%
   Average commission rate paid (e) ....................      $ 0.0047         $ 0.0022

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Fiduciary Shares commenced offering on April 5, 1993.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

-------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                     INTERNATIONAL EQUITY INDEX FUND
                                                             -------------------------------------------------------------------
                                                                                           CLASS A SHARES
                                                             -------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED                         YEAR ENDED JUNE 30,
                                                             DECEMBER 31,      -------------------------------------------------
                                                                 1996            1996          1995         1994        1993 (a)
                                                             ------------      --------       ------       ------      ---------
                                                             (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD .................................        $ 15.16          $ 13.92       $13.49       $11.80      $11.74
                                                               -------          -------       ------       ------      ------
Investment Activities
  Net investment income ...............................           0.02             0.14         0.12         0.09        0.02
  Net realized and unrealized gains from investments ..           0.05             1.40         0.43         1.67        0.04
                                                               -------          -------       ------       ------      ------
      Total from Investment Activities ................           0.07             1.54         0.55         1.76        0.06
                                                               -------          -------       ------       ------      ------
Distributions
   From net investment income .........................          (0.08)           (0.16)       (0.08)       (0.05)         --
   In excess of net investment income .................             --            (0.02)          --           --          --
   From net realized gains ............................          (0.15)           (0.12)       (0.04)       (0.02)         --
                                                               -------          -------       ------       ------      ------
      Total Distributions .............................          (0.23)           (0.30)       (0.12)       (0.07)         --
                                                               -------          -------       ------       ------      ------
NET ASSET VALUE,
  END OF PERIOD .......................................        $ 15.00          $ 15.16       $13.92       $13.49      $11.80
                                                               =======          =======       ======       ======      ======
Total Return (Excludes Sales Charge) ..................           0.49%(b)        11.20%        3.87%       15.18%       2.87%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...................        $10,610          $10,789       $5,028       $2,395      $  153
  Ratio of expenses to average net assets .............           1.09%(c)         1.22%        1.28%        1.26%       1.47%(c)
  Ratio of net investment income to average net assets            0.21%(c)         0.79%        1.09%        1.15%       2.10%(c)
  Ratio of expenses to average net assets* ............           1.19%(c)         1.35%        1.38%        1.36%       2.35%(c)
  Ratio of net investment income to average net assets*           0.11%(c)         0.66%        0.99%        1.05%       1.22%(c)
  Portfolio turnover (d) ..............................           4.88%            6.28%        4.67%        7.74%       3.10%
  Average commission rate paid (e) ....................        $0.0047          $0.0022

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  The Fund commenced operations on April 2, 1993.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

-------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS




                                                                                         INTERNATIONAL EQUITY INDEX FUND
                                                                        --------------------------------------------------------
                                                                                                   CLASS B SHARES
                                                                        -------------------------------------------------------
                                                                        SIX MONTHS
                                                                          ENDED                  YEARS ENDED JUNE 30,
                                                                        DECEMBER 31,       -------------------------------------
                                                                           1996              1996          1995         1994 (a)
                                                                       -------------       -------        ------        --------
                                                                       (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD..............................................     $  14.79           $  13.73       $ 13.40       $ 13.00
                                                                        --------           --------       -------       -------
Investment Activities
    Net investment income .........................................           --               0.03          0.03          0.06
    Net realized and unrealized gains from investments ............           --               1.32          0.41          0.34
                                                                        --------           --------       -------       -------
      Total from Investment Activities ............................           --               1.35          0.44          0.40
                                                                        --------           --------       -------       -------
Distributions
     From net investment income ...................................        (0.05)             (0.15)        (0.07)           --
     In excess of net investment income ...........................           --              (0.02)           --            --
     From net realized gains ......................................        (0.15)             (0.12)        (0.04)           --
                                                                        --------           --------       -------       -------
      Total Distributions .........................................        (0.20)             (0.29)        (0.11)           --
                                                                        --------           --------       -------       -------
NET ASSET VALUE,
  END OF PERIOD....................................................     $  14.59           $  14.79       $ 13.73       $ 13.40
                                                                        ========           ========       =======       =======
Total Return (Excludes Sales Charge) ..............................         0.04%(b)           9.97%         3.17%         3.23%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ..............................     $  7,101           $  5,856       $ 3,687       $ 1,872
   Ratio of expenses to average net assets ........................         1.84%(c)           1.97%         2.04%         2.00%(c)
   Ratio of net investment income (loss) to average net assets ....        (0.56)%(c)          0.04%         0.25%         1.37%(c)
   Ratio of expenses to average net assets* .......................         1.84%(c)           2.00%         2.04%         2.00%(c)
   Ratio of net investment income (loss) to average net assets* ...        (0.56)%(c)          0.01%         0.25%         1.37%(c)
   Portfolio turnover (d) .........................................         4.88%              6.28%         4.67%         7.74%
   Average commission rate paid (e) ...............................     $ 0.0047           $ 0.0022

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class B Shares commenced offering on January 14, 1994.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


See notes to financial statements.

-------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                       INTERNATIONAL EQUITY
                                                                                             INDEX FUND
                                                                                    ------------------------
                                                                                        SERVICE SHARES (a)
                                                                                    ------------------------
                                                                                       YEAR ENDED JUNE 30,
                                                                                    ------------------------
                                                                                      1995              1994
                                                                                    -------           -------

NET ASSET VALUE,
  BEGINNING OF PERIOD ..........................................................    $ 13.44           $ 12.98
                                                                                    -------           -------

Investment Activities
  Net investment income ........................................................       0.11             (0.25)
  Net realized and unrealized gains from investments ...........................       0.50              0.71
                                                                                    -------           -------
    Total from Investment Activities ...........................................       0.61              0.46
                                                                                    -------           -------
Distributions
   Net investment income .......................................................      (0.07)               --
   Net realized gains ..........................................................      (0.04)               --
                                                                                    -------           -------
    Total Distributions ........................................................      (0.11)               --
                                                                                    -------           -------
NET ASSET VALUE,
  END OF PERIOD ................................................................    $ 13.94           $ 13.44
                                                                                    =======           =======
Total Return ...................................................................            (a)          3.78%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ............................................    $    --           $    74
  Ratio of expenses to average net assets ......................................       1.90%(c)          1.85%(c)
  Ratio of net investment income to average net assets .........................       0.92%(c)          1.97%(c)
  Ratio of expenses to average net assets* .....................................       1.90%(c)          1.85%(c)
  Ratio of net investment income to average net assets* ........................       0.92%(c)          1.97%(c)
  Portfolio turnover (d) .......................................................       4.67%             7.74%

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Service Shares commenced offering on January 17, 1994 when they were designated as Retirement Shares. On April 4, 1995, the name of the Retirement Shares was changed to Service Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 4.22%.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.


===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                                             MARKET
AMOUNT                      SECURITY DESCRIPTION                      VALUE
---------            ---------------------------------------          -------
OTHER MORTGAGE BACKED SECURITIES (7.8%):
$1,000 Prudential Home Mortgage Securities,
         Series 1992-45, Class A4,
         6.50%, 1/25/00........................................          $   997
 1,842 Sears Mortgage Securities Corp. Services,
         Series 1992-18, Class A3,
         7.69%, 9/25/22........................................            1,879
 2,000 Structured Asset Securities Corp.,
         Series 1996-C1, Class C
         144A Security, 5.97%, 1/25/97.........................            1,995
 1,300 Structured Asset Securities Corp.,
         Series 1997-1, Class B2
         Series 1997-1, 6.76%, 1/15/25.........................            1,310
                                                                        --------
 Total Other Mortgage Backed Securities                                    6,181
                                                                        --------
YANKEE & EURODOLLAR (1.2%):
 1,000 United Mexican States, 7.56%, 8/6/01, FRN                           1,002
                                                                        --------
Total Yankee & Eurodollar                                                  1,002
                                                                        --------
U.S. GOVERNMENT AGENCY MORTGAGES (92.3%):
Federal Home Loan Mortgage Corp.:
 2,757 7.87%, 5/1/18, Pool #840160, 1 Year CMT
        ARM (b).....................................................       2,868
   578 6.74%, 12/1/21, Pool #645083, 1 Year CMT
        ARM.........................................................         581
 3,588 9.00%, 9/1/25, Gold #C00387..................................       3,792
 5,729 6.45%, 6/1/26, Pool #785586, 1 Year CMT
        ARM.........................................................       5,718
Federal National Mortgage Assoc.:
 1,187 7.00%, 3/25/98, Series 1993-112 EA, CMO......................       1,192
   450 6.50%, 11/1/03, Pool #44174..................................         451
 1,248 6.63%, 3/1/17, Pool #47109, 1 Year CMT
        ARM.........................................................       1,264
 1,991 7.30%, 5/1/18, Pool #075505, 6 Month T-Bill
        ARM.........................................................       2,034
   604 6.74%, 6/1/18, Pool #70793, 6 Month T-Bill
        ARM.........................................................         615
 1,828 6.25%, 1/25/20, Series 1993-102G, CMO........................       1,807
 6,821 7.55%, 7/1/20, Pool #133558, 1 Year CMT
        ARM (b).....................................................       7,034
$3,501 7.31%, 12/1/20, Pool #116590, 1 Year CMT
        ARM.........................................................      $3,611
 3,681 6.51%, 12/25/20, Series 1990-145, Class A,
        CMO (b).....................................................       3,684
 1,964 7.31%, 4/1/21, Pool #70983, 1 Year CMT
        ARM.........................................................       2,028
 1,323 7.95%, 11/1/21, Pool #124510, 1 Year CMT
        ARM.........................................................       1,378
   474 8.00%, 11/1/22, Pool #193013, 1 Year CMT
        ARM.........................................................         490
 1,957 7.61%, 11/1/23, Pool #241828, 6 Month CD
        ARM.........................................................       2,017
 4,004 6.22%, 7/1/25, Pool #326092, 1 Year CMT
        ARM.........................................................       4,041
 3,727 5.73%, 11/1/26, Pool #363030, 1 Year CMT
        ARM.........................................................       3,757
 5,284 7.24%, 7/1/27, Pool #70179, 1 Year CMT
        ARM.........................................................       5,443
 5,622 7.63%, 1/1/31, Pool #124945, 1 Year CMT
        ARM (b).....................................................       5,850
Government National Mortgage Assoc.:
 6,222 6.00%, 1/20/26, Pool #8790, 1 Year CMT
       ARM..........................................................       6,319
 3,421 6.50%, 7/20/26, Pool #8927, 1 Year CMT
       ARM..........................................................       3,473
 4,000 6.00%, 1/23/27, TBA, 1 Year CMT
       ARM..........................................................       4,003
                                                                        --------
Total U.S. Government Agency Mortgages                                    73,450
                                                                        --------
Total Investments, at value                                               80,633
                                                                        --------








REPURCHASE AGREEMENTS (5.2%):
 4,165 Lehman Brothers, Inc., 7.02%, 1/2/97,
         (collaterized by $4,085 various U.S.
         Government Securities 6.59%-8.57%,
         5/16/05-10/26/09, market value-$4,250).....................      $4,165
                                                                        --------
   Total Repurchase Agreements                                             4,165
                                                                        --------
TOTAL (COST-$84,711)(A)                                                  $84,798
                                                                         =======

-------------------------

Percentages indicated are based on net assets of $79,602.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
(b)  Serves as collateral for futures contracts.

               Unrealized appreciation...........................      $309
               Unrealized depreciation...........................      (222)
                                                                       ----
               Net unrealized appreciation.......................       $87
                                                                       ====
Continued

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


At December 31, 1996, the Portfolio's open futures contracts were as follows:

                                                                              CURRENT
                                                                   OPEN       MARKET
 # OF                                                            POSITIONS    VALUE
CONTRACTS                       CONTRACT TYPES                      (000)     (000)
---------       --------------------------------------------     ----------  ---------
             LONG CONTRACTS
   10        U.S. Treasury 10 Year Note, March 1997.........       $1,111       $1,091
             SHORT CONTRACTS
   10        U.S. Treasury 5 Year Note, March 1997..........        1,080        1,066
   45        U.S. Treasury 2 Year Note, March 1997..........        9,351        9,306




ARM         Adjustable Rate Mortgage
CD          Certificate of Deposit Index
CMO         Collateralized Mortgage Obligation
CMT         Constant Maturity Treasury Index
FRN         Floating Rate Note



See notes to financial statements.

===============================================================================
The One Group Family of Mutual Funds
LIMITED VOLATILITY BOND FUND
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                            DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                                             MARKET
    AMOUNT                           SECURITY DESCRIPTION                VALUE
----------------   ---------------------------------------------------  ----------
ASSET BACKED SECURITIES (10.1%):
$ 2,353 CIT Group Securitization Corp.,
         Series 1995-1, 7.70%, 8/15/20, Class A1.................        $ 2,394
  5,000 Countrywide Asset-Backed Certificate,
         6.53%, 2/25/14..........................................          4,982
  1,042 Discover Card Trust, 1991-E Class A,
         7.30%, 5/21/99..........................................          1,042
  4,463 EQCC Home Equity Loan Trust,
         1996-3, Class A3, 6.20%, 7/15/05........................          4,469
  6,944 Fifth Third Auto Grantor Trust, 1996-A,
         Class A, 6.20%, 9/15/01.................................          6,960
 10,000 Ford Motor Credit Auto Loan,
         Series 1995-1, Class A, 6.50%, 8/15/02..................         10,037
    508 Green Tree Home Improvement Loan
         Trust, Series 1995-C, Class A, 6.20%, 7/15/20,..........            509
  7,000 National Premier Funding, 1995-6, 7.00%,
         6/1/99..................................................          7,042
  3,899 Newcourt Receivables Trust,
         6.24%, 12/20/04.........................................          3,879
     33 Shawmut National Grantor Trust,
         Series 1992-A, 5.55%, 11/15/97...........................            33
 13,000 Standard Credit Card Master Trust,
         Series 1995-2, 8.63%, 1/7/02.............................        13,046
  2,927 UCFC Home Equity Loan, 1994 O1,
         8.38%, 3/10/07...........................................         2,962
  1,398 Union Federal Savings Bank Trust,
         1994 A-A, 5.08%, 5/15/00.................................         1,383
  1,216 Union Federal Savings Bank Trust,
         Series 1993-A, 4.53%, 5/15/99............................         1,199
  2,354 Union Federal Savings Bank Trust,
         Series 1993-C, 4.88%, 2/15/00............................         2,330
                                                                          ------
   Total Asset Backed Securities                                          62,267
                                                                          ------
CORPORATE BONDS (14.1%):
Bank, Insurance & Finance (11.1%):
  3,000 Avco Financial Services, 7.25%, 7/15/99...................         3,071
  2,000 BankAmerica Corp., 7.88%, 12/1/02.........................         2,115
  7,000 Chrysler Financial Corp., 5.88%, 2/7/01...................         6,834
  7,000 Ford Motor Credit, 8.38%, 1/15/00.........................         7,368
 10,000 Greenwich Capital, Private Placement,
         7.04%, 12/13/99..........................................         9,999
 10,000 International Lease Finance, 5.54%,
          5/5/97..................................................        10,001
  4,500 Lehman Brothers Holdings, 8.88%, 11/1/98..................         4,691
  3,000 Lehman Brothers Inc., 7.00%, 5/15/97......................         3,012
  5,000 Lehman Brothers Inc., 7.63%, 8/1/98.......................         5,094
  3,000 Lehman Brothers Inc., 10.00%, 5/15/99.....................         3,221
  4,000 Lehman Brothers Inc., 9.88%, 10/15/00.....................         4,400
  3,000 NationsBank, Corp., 8.13%, 6/15/02........................         3,210
  5,000 Smith Barney Holdings, 6.00%, 3/15/97.....................         5,005
                                                                          ------
                                                                          68,021
                                                                          ------
CORPORATE BONDS, CONTINUED:
Industrial (2.5%):
 $2,000 Columbia Pictures Entertainment, Inc., 9.88%, 2/1/98......        $2,065
  5,000 General Motors Corp., 9.63%, 12/1/00......................         5,525
  1,000 IBM, 6.38%, 11/1/97.......................................         1,004
  5,000 Sears Robuck Co., 6.69%, 8/13/01..........................         5,006
  2,000 Wal-Mart Stores, 5.50%, 3/1/98............................         1,993
                                                                          ------
                                                                          15,593
                                                                          ------
Utility (0.5%):
  3,000 Potomac Electric Power, 9.00%, 4/15/00,
         Callable 4/15/99 @100                                             3,154
                                                                          ------
Total Corporate Bonds                                                     86,768
                                                                          ------

OTHER MORTGAGE BACKED SECURITIES (2.5%):
  5,150 Evans Withycombe Finance Trust, 7.98%,
         8/1/01...................................................         5,409
  5,000 Nomura Mortgage Capital Corp.,
         7.00%, 6/17/20...........................................         4,892
  5,131 Prudential Home Mortgage Securities,
         6.50%, 5/25/00...........................................         5,088
                                                                          ------
   Total Other Mortgage Backed Securities                                 15,389
                                                                          ------


YANKEE & EURODOLLAR (0.8%):
  5,000 Peoples Republic of China, 7.38%, 7/3/01..................         5,094
                                                                          ------
   Total Yankee & Eurodollar                                               5,094
                                                                          ------
U.S. GOVERNMENT AGENCY MORTGAGES (33.1%):
Federal Home Loan Mortgage Corp.:
  4,766 6.00%, 4/1/00, Gold Pool #M80166..........................         4,661
  2,163 6.50%, 1/1/01, Pool #M8038................................         2,146
    422 9.00%, 12/1/05, Pool #G00005..............................           441
    436 9.00%, 1/1/06, Pool #G00012...............................           457
    825 8.00%, 10/1/06, Pool #G00052..............................           850
  2,651 7.00%, 3/1/07, Pool #G34594...............................         2,652
  2,338 7.00%, 4/1/07, Pool #G00087...............................         2,339
  3,175 7.50%, 4/1/07, Pool #G00084...............................         3,223
  3,851 7.50%, 11/1/07, Pool #E00165..............................         3,910
  5,867 8.50%, 2/1/08, Gold Pool #10133...........................         6,107
  2,472 7.00%, 12/1/08, Pool #E20065..............................         2,472
  3,007 8.00%, 1/1/10, Pool #G00355...............................         3,096
  8,798 8.00%, 2/1/10, Pool #G10328...............................         9,057
 10,828 7.00%, 10/1/10, Gold Pool #E61709.........................        10,832
 14,409 7.00%, 5/1/11, Pool #E20241...............................        14,414
 10,000 5.25%, 9/15/15, REMIC/CMO,
          Series 1638, Class BC...................................         9,849
 13,209 8.25%, 12/15/16, REMIC/CMO,
          Series 1770, Class PD...................................        13,690
  3,514 7.25%, 4/15/18, REMIC/CMO,
          Series 1254, Class F....................................         3,514
  4,964 6.68%, 10/1/26, Pool #785652..............................         5,039
  7,194 7.02%, 10/1/26, Pool #785674..............................         7,338


Continued

===============================================================================
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                                             MARKET
    AMOUNT                           SECURITY DESCRIPTION                VALUE
----------------   ---------------------------------------------------  ----------
U.S. GOVERNMENT MORTGAGES, continued:
Federal National Mortgage Assoc.:
$15,806  6.50%, 4/1/00, Pool #E50720...............................      $15,667
 10,000  5.64%, 2/20/01, Callable 2/20/98 @100.....................        9,674
  9,978  7.00%, 4/1/03, Pool #303865...............................       10,022
    255  9.00%, 9/1/05, Pool #50340................................          267
    268  9.00%, 11/1/05, Pool #50361...............................          281
    274  8.50%, 4/1/06, Pool #116875...............................          286
  8,442  7.00%, 6/1/10, Pool #315928...............................        8,437
  7,032  6.50%, 9/1/10, Pool #325479...............................        6,907
  5,485  6.50%, 10/1/10, Pool #250377..............................        5,387
  3,536  7.00%, 11/1/10, Pool #250387..............................        3,534
  9,313  7.00%, 1/1/11, Pool #328959...............................        9,308
  4,395  7.50%, 2/1/11, Pool #303755...............................        4,458
    462  6.00%, 9/25/18, REMIC/CMO,
           Series 1989-94, Class E.................................          460
      4  8.00%, 2/15/02, Pool #192917..............................            4
     28  8.00%, 3/15/02, Pool #209172..............................           28
      5  9.00%, 6/15/02, Pool #229311..............................            6
Government National Mortgage Assoc.:
     85  9.00%, 10/15/02, Pool #229569.............................           89
     21  8.00%, 6/15/05, Pool #28827...............................           22
     13  9.00%, 9/15/05, Pool #292569..............................           14
     72  9.00%, 10/15/05, Pool #292589.............................           76
     19  8.00%, 5/15/06, Pool #303851..............................           20
      8  8.00%, 7/15/06, Pool #307231..............................            8
     53  8.00%, 8/15/06, Pool #311166..............................           55
     52  8.00%, 9/15/06, Pool #311301..............................           53
    350  8.00%, 10/15/06, Pool #316915.............................          362
     46  8.00%, 11/15/06, Pool #311131.............................           48
    475  8.00%, 11/15/06, Pool #312210.............................          491
    308  8.00%, 11/15/06, Pool #313528.............................          318
    102  8.00%, 11/15/06, Pool #315078.............................          105
    166  8.00%, 11/15/06, Pool #316671.............................          171
    267  8.00 %, 12/15/06, Pool #311384............................          275
    178  8.00%, 1/15/07, Pool #317663..............................          184
    415  8.00%, 2/15/07, Pool #316086..............................          428
     79  8.00%, 3/15/07, Pool #178684..............................           82
    207  8.00%, 3/15/07, Pool #318825..............................          214
    202  8.00%, 4/15/07, Pool #316441..............................          208
 14,202  6.00%, 11/20/25, Pool #8746 ARM...........................       14,495
  4,795  6.00%, 1/20/26, Pool #8790 ARM............................        4,870
                                                                       ---------
   Total U.S. Government Agency Mortgages                                203,401
                                                                       ---------
U.S. GOVERNMENT AGENCY SECURITIES (17.5%):
Federal Farm Credit Bank:
  1,735  5.31%, 5/26/98............................................        1,724
Federal Home Loan Bank:
  2,000  6.85%, 2/25/97............................................        2,004
   4,000 6.60%, 4/13/99............................................        4,048
  17,000 5.58%, 2/23/01............................................       16,409
  10,000 7.78%, 10/19/01...........................................       10,578

U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Federal Home Loan Bank continued:
Federal Home Loan Mortgage Corp.:
 $20,000 7.13%, 7/21/99 (b)........................................      $20,515
Federal National Mortgage Assoc.:
   3,000 8.20%, 3/10/98............................................        3,082
   2,000 5.30%, 3/11/98............................................        1,985
   3,600 6.90%, 3/27/98............................................        3,648
   4,000 5.35%, 4/1/98.............................................        3,971
   4,000 5.18%, 2/1/99, Callable 2/1/98 @100.......................        3,930
   4,000 6.29%, 10/20/99...........................................        3,981
  22,000 5.72%, 3/8/01.............................................       21,527
  10,000 6.16%, 3/29/01 (b)........................................        9,936

Guaranteed Overseas Private Investment Corp.:
     288 5.55%, 1/13/97............................................          288
                                                                       ---------
   Total U.S. Government Agency Securities                               107,626
                                                                       ---------
U.S. TREASURY OBLIGATIONS (20.2%):
U.S. Treasury Notes:
   3,000 6.50%, 5/15/97 (b)........................................        3,013
   3,500 8.63%, 8/15/97............................................        3,566
   3,000 7.38%, 11/15/97...........................................        3,044
   9,000 6.00%, 11/30/97 (b).......................................        9,022
   2,500 7.88%, 1/15/98............................................        2,556
   3,000 5.13%, 3/31/98............................................        2,980
   1,500 5.13%, 4/30/98 (b)........................................        1,489
  11,000 5.13%, 6/30/98 (b)........................................       10,907
   3,000 4.75%, 9/30/98............................................        2,948
   5,000 8.88%, 11/15/98...........................................        5,263
   1,000 7.00%, 4/15/99............................................        1,023
   5,000 7.75%, 1/31/00 (b)........................................        5,234
   3,500 8.50%, 2/15/00............................................        3,738
   1,000 8.88%, 5/15/00 (b)........................................        1,084
   7,000 6.25%, 5/31/00 (b)........................................        7,033
   2,500 6.13%, 9/30/00 (b)........................................        2,500
   5,000 6.63%, 6/30/01............................................        5,082
U.S. Treasury Strips:
  15,000 2/15/99 (b)...............................................       13,263
  10,000 2/15/00...................................................        8,303
  15,000 11/15/01 (b)..............................................       11,158
  28,500 2/15/02 (b)...............................................       20,859
                                                                       ---------
  Total U.S. Treasury Obligations                                        124,065
                                                                       ---------
   Total Investments, at value                                           604,610
                                                                       ---------
REPURCHASE AGREEMENTS (0.8%):
   4,840 Lehman Brothers Inc., 7.02%, 2/2/97,
           (Collateralized by $4,920 Government
           National Mortgage Corp., 6.48%-7.88%,
           2/18/04-4/28/04, market value-
           $4,938)                                                         4,840
                                                                       ---------
   Total Repurchase Agreements                                             4,840
                                                                       ---------
Total (Cost-$606,745)(a)                                                $609,450
                                                                        ========

Continued

===============================================================================
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)




--------------------------------------------

Percentages indicated are based on net assets of $615,255.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $150. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation.......................      $ 4,760
               Unrealized depreciation.......................       (2,205)
                                                                   -------
               Net unrealized appreciation...................      $ 2,555
                                                                   =======


(b)  A portion of this security was loaned as of December 31, 1996.

ARM         Adjustable Rate Mortgage
CMO         Collateralized Mortgage Obligation
REMIC       Real Estate Mortgage Investment Conduit



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                           DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                                             MARKET
    AMOUNT                        SECURITY DESCRIPTION                   VALUE
    -------                   -----------------------------             -------
ASSET BACKED SECURITIES(7.5%):
$ 1,280 Advanta Mortgage Loan Trust,
         Series 1994-4, Class A1, 8.55%, 11/25/12.................      $  1,309
  3,866 Aircraft Lease Portfolio Securitization Ltd.,
         Series 94-1, Class A2, 7.15%, 9/15/04....................         3,903
  5,000 Ford Motor Credit Auto Loan Master
         Trust, Series 1995-1, Class A, 6.50%,
         8/15/02 (c)..............................................         5,019
  4,463 EQCC Home Equity Loan Trust,
         Series 1996-3, Class A3, 6.20%, 7/15/05..................         4,469
    305 Green Tree Home Improvement Loan
         Trust, Series 1995-C, Class A, 6.20%,
         7/15/20..................................................           306
  2,017 UCFC Home Equity Loan, Series 1994-A,
         Class A2, 5.53%, 5/10/09.................................         2,014
  2,344 Union Acceptance Corp., Series 1995-D,
         6.03%, 1/7/03............................................         2,334
  3,000 World Financial Network Credit Card,
         Series 96-1, Class A, 6.70%, 2/15/04.....................         3,032
                                                                          ------
   Total Asset Backed Securities                                          22,386
                                                                          ------
CORPORATE BONDS (17.5%):
Banking, Finance, & Insurance (9.8%):
  3,000 Bankers Trust, 7.25%, 1/15/03.............................         3,068
  3,000 First Hawaiian, Inc., 6.25%, 8/15/00......................         2,966
  3,000 Fleet/Norstar Group, 8.13%, 7/1/04 (b)....................         3,203
  4,000 Goldman Sachs, 6.38%, 6/15/00.............................         3,980
  5,000 Greenwich Capital, Private Placement,
         7.04%, 12/13/99..........................................         5,000
  3,000 Lehman Brothers Holdings, 7.25%,
         4/15/03..................................................         3,023
  1,000 Lehman Brothers, Inc., 9.88%, 10/15/00....................         1,100
  4,000 Liberty Mutual Insurance, 8.20%,
         5/4/07 (b)...............................................         4,265
  3,000 Metropolitan Life, 6.30%, 11/1/03.........................         2,906
                                                                          ------
                                                                          29,511
                                                                          ------
Industrial (2.4%):
  2,000 Dayton Hudson Co., 7.50%, 3/1/99..........................         2,043
  3,000 Excel Paralubes Funding, 7.13%, 11/1/11...................         3,019
  2,000 General Motors, 7.63%, 2/15/97............................         2,004
                                                                          ------
                                                                           7,066
                                                                          ------
Real Estate (1.4%):

  2,000 Colonial Realty Properties, 7.50%, 7/15/01................         2,030
  2,000 Meditrust, 7.60%, 7/15/01.................................         2,038
                                                                          ------
                                                                           4,068
                                                                          ------
Yankee & Eurodollar (4.0%):
  2,000 Hanson Overseas, 6.75%, 9/15/05...........................         1,963
  3,000 Peoples Republic of China,
         6.63%, 1/15/03(b)........................................         2,944
  3,000 Ras Laffan Gas, 7.63%, 9/15/06............................         3,020
  4,000 United Mexican States, FRN, 7.56%,
         8/6/01...................................................         4,008
                                                                          ------
                                                                          11,935
                                                                          ------
Total Corporate Bonds                                                     52,580
                                                                          ------
OTHER MORTGAGE BACKED SECURITIES (5.3%):
$ 4,000  The Equitable Private Placement,
          Series 174, Class A1, 7.24%, 5/15/06....................        $4,085
  2,891  Independent National Mortgage Corp.,
          Series 1995-S, Class A1, 7.10%, 1/15/26.................         2,912
  3,000  Kidder Peabody Acceptance Corp.,
          Series 1994-C2, Class A, 7.18%, 10/1/05.................         3,062
  2,000  Merrill Lynch Mortgage, Series 1996-C2,
          Class B, 6.96%, 11/21/28................................         1,968
    147  Morgan Stanley Mortgage Trust, Series Y,
          Class 3, 8.95%, 3/1/16..................................           149
  3,893  Prudential Home Mortgage Securities,
          Series 1993-17, Class A1, 6.50%, 5/25/00................         3,861
                                                                          ------
   Total Other Mortgage Backed Securities                                 16,037
                                                                          ------
U.S. GOVERNMENT AGENCY MORTGAGES (35.9%):
Federal Home Loan Mortgage Corp.:
  1,000  7.00%, 6/15/06, Series #1457-PH, CMO.....................           992
  1,105  7.50%, 8/1/08, Gold Pool #G10117.........................         1,122
  2,362  8.50%, 1/1/10, Gold Pool #E00356.........................         2,458
    264  7.00%, 8/1/10, Gold Pool #E20187.........................           264
  4,162  7.00%, 9/1/10, Gold Pool #E00393 (c).....................         4,163
  3,888  7.50%, 7/1/11, Gold Pool #E20253.........................         3,948
  6,000  6.50%, 12/1/11, Gold 15 Year TBA.........................         5,940
    702  7.25%, 4/15/18, Series #1254-F, CMO......................           703
  3,000  6.00%, 4/15/20, Series #1534-F, CMO......................         2,925
  4,000  8.00%, 2/15/20, Gold Series #1770-PE,
           CMO....................................................         4,141
    732  8.00%, 7/1/20, Gold Pool #A01047.........................           747
  3,000  6.50%, 10/15/21, Series #1590-GA, CMO....................         2,943
  2,000  6.50%, 1/15/22, Series #1573-PI, CMO.....................         1,945
  3,084  8.00%,11/1/24, Gold Pool #C00376.........................         3,145
  4,471  7.50%, 8/1/25, Gold Pool #C00414 (c).....................         4,478
  3,907  7.00%, 4/1/26, Pool #C00452..............................         3,835
  3,977  7.50%, 4/1/26, Gold Pool #D70219.........................         3,983
  4,205  6.98%, 7/1/26, Pool #785618..............................         4,184
  4,969  7.50%, 7/1/26, Gold Pool #D72734.........................         4,976

Federal National Mortgage Assoc.:
    500  8.00%, 9/25/04, Series 1991-155G, CMO....................           513
  1,000  6.75%, 12/25/04, Series 1993-6C, CMO.....................         1,007
  3,029  7.00%, 6/1/10, Pool #312903..............................         3,027
  2,793  6.50%, 12/1/10, Pool #322598.............................         2,743
  2,427  8.00%, 5/1/24, Pool #250066..............................         2,473
  2,188  8.50%, 7/1/24, Pool #250103..............................         2,267
  2,990  7.50%, 10/1/24, Pool #303031.............................         2,990
    340  7.50%, 5/1/25, Pool #293928..............................           340
    901  7.50%, 5/1/25, Pool #311810..............................           901
  1,284  8.50%, 5/1/25, Pool #308499..............................         1,331
  1,836  8.50%, 6/1/25, Pool #315277..............................         1,903
  3,751  7.00%, 7/1/25, Pool #290387..............................         3,671
  3,841  7.13%, 6/1/26, Pool #341503..............................         3,920


Government National Mortgage Assoc.:
      6  10.50%, 7/15/98, Pool #069629............................             7
      1  10.50%, 9/15/98, Pool #103573............................             2
     11  11.00%, 6/15/99, Pool #110948............................            11
     10  11.00%, 3/15/00, Pool #123750............................            10
      7   10.00%, 12/15/00, Pool #136214..........................             8
     65   10.00%, 1/15/01, Pool #145167...........................            69

Continued

==================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERMEDIATE BOND FUND
----------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                                             MARKET
    AMOUNT                           SECURITY DESCRIPTION                VALUE
----------------   ---------------------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED;
Government National Mortgage Assoc., continued:
$    66  10.00%, 1/15/01, Pool #145328.............................          $70
     61  8.50%, 6/15/01, Pool #137056..............................           64
      7  8.50%, 6/15/01, Pool #162447..............................            7
      7  9.00%, 6/15/01, Pool #161443..............................            7
      2  9.00%, 6/15/01, Pool #164431..............................            2
     25  9.00%, 6/15/01, Pool #166985..............................           27
     15  9.00%, 7/15/01, Pool #155822..............................           16
     91  8.50%, 8/15/01, Pool #164207..............................           95
     61  9.00%, 8/15/01, Pool #173460..............................           64
     10  9.00%, 9/15/01, Pool #177121..............................           11
      6  9.00%, 10/15/01, Pool #177634.............................            6
    103  9.00%, 10/15/01, Pool #179852.............................          109
     10  9.00%, 10/15/01, Pool #185596.............................           10
      4  8.50%, 11/15/01, Pool #183462.............................            4
     14  9.00%, 11/15/01, Pool #174365.............................           14
    110  9.00%, 11/15/01, Pool #191819.............................          116
    100  8.50%, 12/15/01, Pool #199182.............................          105
     15  9.00%, 1/15/02, Pool #205001..............................           15
     85  8.00%, 3/15/02, Pool #205933..............................           88
     70  8.00%, 3/15/02, Pool #210065..............................           72
     80  8.00%, 5/15/02, Pool #180296..............................           83
     47  8.00%, 5/15/02, Pool #203042..............................           48
     65  8.50%, 5/15/02, Pool #213776..............................           68
     51  9.00%, 8/15/02, Pool #232424..............................           54
     80  9.00%, 10/15/02, Pool #246307.............................           84
     14  9.00%, 11/15/02, Pool #235553.............................           14
      9  9.00%, 6/15/03, Pool #247863..............................            9
     68  8.50%, 10/15/04, Pool #277469.............................           70
    106  9.00%, 10/15/04, Pool #281655.............................          111
    127  8.50%, 11/15/04, Pool #253471.............................          133
    119  9.00%, 5/15/05, Pool #288771..............................          125
    156  9.00%, 8/15/05, Pool #297031..............................          164
     16  9.00%, 10/15/05, Pool #292589.............................           17
     91  9.00%, 11/15/05, Pool #292610.............................           95
     57  9.00%, 11/15/05, Pool #299161.............................           60
     76  9.00%, 12/15/05, Pool #299569.............................           80
    113  8.50%, 4/15/06, Pool #307487..............................          118
    209  7.50%, 5/15/07, Pool #329528..............................          213
    106  8.00%, 5/15/09, Pool #385676..............................          109
     26  8.00%, 8/15/09, Pool #372143..............................           27
    682  8.00%, 10/15/09, Pool #380639.............................          705
  2,990  8.00%, 7/15/22, Pool #426612..............................        3,052

U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $1,856  7.00%, 8/15/23, Pool #352108..............................       $1,816
  2,635  7.00%, 11/15/23, Pool #352022.............................        2,578
  1,952  7.50%, 1/15/26, Pool #416874..............................        1,953
  1,981  7.50%, 3/15/26, Pool #422292..............................        1,983
  2,990  8.00%, 7/15/26, Pool #428509..............................        3,052
  5,964  7.50%, 11/20/26, G2 Pool #2322 (c)........................        5,939
                                                                        --------
 Total U.S. Government Agency Mortgages                                  107,747
                                                                        --------
U.S. TREASURY OBLIGATIONS (34.0%):
U.S.Treasury Bonds
  3,000  10.75%, 5/15/03 (b)......................................         3,695
  3,000  8.75%, 5/15/17 (b).......................................         3,662
  8,000  8.13%, 8/15/19 (b).......................................         9,255
  8,000  6.25%, 8/15/23 (b).......................................         7,508

U.S. Treasury Note
  7,000  7.25%, 2/15/98 (b).......................................         7,115
  3,500  5.13%, 3/31/98 (b).......................................         3,476
 10,000  8.25%, 7/15/98 (b).......................................        10,358
  3,000  8.88%, 11/15/98..........................................         3,158
  8,000  5.00%, 1/31/99 (b).......................................         7,864
  4,000  7.50%, 10/31/99..........................................         4,147
  5,000  7.75%, 1/31/00 (b).......................................         5,234
  3,000  7.13%, 2/29/00...........................................         3,089
  3,000  5.88%, 6/30/00 (b).......................................         2,982
  5,000  7.75%, 2/15/01...........................................         5,287
  5,000  5.75%, 8/15/03 (b).......................................         4,852
 11,000  7.25%, 5/15/04 (b).......................................        11,581
  4,000  6.50%, 5/15/05 (b).......................................         4,028
  5,000  5.88%, 11/15/05 (b)......................................         4,824
                                                                        --------
  Total U.S. Treasury Obligations                                        102,115
                                                                        --------
   Total Investments, at value                                           300,865
                                                                        --------
REPURCHASE AGREEMENTS (0.9%):
  2,743  Lehman Brothers, Inc., 7.02%, 1/2/97,
           (collateralized by $2,625 Federal Home
           Loan Mortgage Corp., 8.06%, 3/24/10,
           market value-$2,799)...................................         2,743
                                                                        --------
 Total Repurchase Agreements                                               2,743
                                                                        --------
Total (Cost-$302,377)(a)                                                $303,608
                                                                        ========


-------------------------------------
Percentages indicated are based on net assets of $300,385.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation.........................       $3,215
               Unrealized depreciation.........................       (1,984)
                                                                      ------
               Net unrealized appreciation.....................       $1,231
                                                                      ======


(b)  A portion of this security was loaned as of December 31, 1996.
(c)  Serves as collateral for futures contracts.

CMO         Collateralized Mortgage Obligation
FRN         Floating Rate Note

Continued

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


         At December 31, 1996, the Portfolio's open futures contracts were as follows:

                                                                          CURRENT
                                                               OPEN        MARKET
  # OF                                                       POSITIONS     VALUE
CONTRACTS               CONTRACT TYPE                         (000)        (000)
---------   ---------------------------------------------   ----------  -----------
            LONG CONTRACTS
   30       U.S. Treasury 2 Year Note, March 1997........     $6,234       $6,204


See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
GOVERNMENT BOND FUND
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31,1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                             MARKET
  AMOUNT              SECURITY DESCRIPTION                              VALUE
  ------              --------------------                              -----
SUPRANATIONAL GOVERNMENT AGENCY (0.1%):
 $  400  International Bank for Reconstruction and
           Development, Medium Term Note,
           COLTS, 7.65%, 2/28/97 (c)..............................         $ 401
                                                                           ----
  Total Supranational Government Agency                                      401
                                                                           -----
U.S. GOVERNMENT AGENCY MORTGAGES (86.2%):
Federal Home Loan Mortgage Corp.:
  2,000  6.44%, 1/28/00...........................................         2,014
  9,569  6.00%, 4/15/01, Gold Balloon,
           Pool #G50347...........................................         9,459
  4,500  7.13%, 11/18/02..........................................         4,677
  3,000  6.78%, 3/15/04...........................................         2,966
  3,000  7.88%, 4/28/04...........................................         3,007
  5,000  7.89%, 5/12/04...........................................         5,014
  6,120  7.50%, 4/1/09, Gold Pool #E00315.........................         6,213
 16,500  6.50%, 9/15/09, Series 1838 G, CMO.......................        15,952
  5,212  8.50%, 1/1/10, Gold Pool #G10305.........................         5,425
  4,640  6.50%, 1/1/11, Gold Pool #E00413.........................         4,561
  9,567  6.50%, 4/1/11, Gold Pool #E00426.........................         9,402
  4,788  6.50%, 4/1/11, Gold Pool #E20235.........................         4,705
    365  9.00%, 10/1/17, Gold Pool #A00756........................           386
    258  9.00%, 4/1/18, Gold Pool #A01143.........................           272
  2,811  7.25%, 4/15/18, Series 1254 F, CMO.......................         2,811
     23  9.00%, 8/1/20, Gold Pool #D38661.........................            24
     66  9.00%, 10/1/20, Gold Pool #A01134........................            69
     78  9.00%, 1/1/21, Gold Pool #A00948.........................            83
     60  9.00%, 4/1/21, Gold Pool #D04193.........................            63
    124  9.00%, 6/1/21, Gold Pool #A01017.........................           131
    132  9.00%, 7/1/21, Gold Pool #A01093.........................           140
     69  9.00%, 9/1/21, Gold Pool #D32271.........................            73
     53  9.00%, 11/1/21, Gold Pool #C00078........................            56
    123  9.00%, 11/1/21, Gold Pool #D11191........................           130
    130  9.00%, 11/1/21, Gold Pool #D11866........................           137
     76  9.00%, 5/1/22, Gold Pool #D19142.........................            81
    269  9.00%, 5/1/22, Gold Pool #D19203.........................           284
  7,219  10.00%, 10/15/23, Series 1591 E, CMO.....................         7,966
 17,851  5.00%, 11/15/23, Series 1686 PG, CMO.....................        16,677
  5,348  8.50%, 5/1/24, Gold Pool #G00229.........................         5,546
  4,850  8.50%, 7/1/24, Gold Pool #C00354.........................         5,029
  8,095  7.50%, 9/1/24, Gold Pool #D56307.........................         8,108
  7,710  8.00%, 11/1/24, Gold Pool #C00376........................         7,864
  3,001  7.50%, 5/1/25, Gold Pool #D59996.........................         3,005
  5,714  7.50%, 6/1/25, Gold Pool #C80321.........................         5,723
  7,824  8.00%, 6/1/25, Gold Pool #D60690.........................         7,981
  4,720  7.00%, 8/1/25, Gold Pool #C00418.........................         4,633
  4,464  7.50%, 8/1/25, Gold Pool #C80334.........................         4,471
  4,471  7.50%, 8/1/25, Gold Pool #C00414.........................         4,478
  4,695  7.00%, 9/1/25, Gold Pool #D63303.........................         4,608
  4,279  8.00%, 9/1/25, Gold Pool #D63705.........................         4,364
  9,220  7.50%, 10/1/25, Gold Pool #C80349........................         9,235
  9,620  6.50%, 2/1/26, Gold Pool #D68098.........................         9,202
  9,805  6.50%, 3/1/26, Gold Pool #G00453.........................         9,379
 12,791  7.00%, 4/1/26, Gold Pool #D69810 (c).....................        12,555
 11,921  7.00%, 4/1/26, Gold Pool #D69811 (c).....................        11,702
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED
Federal National Mortgage Assoc.:
 $2,000  8.80%, 7/25/97...........................................        $2,036
  4,000  8.70%, 6/10/99...........................................         4,238
  3,000  8.90%, 6/12/00 (b).......................................         3,240
 11,089  6.00%, 3/1/01, Pool #50783...............................        10,832
    750  7.80%, 6/10/02...........................................           756
  9,978  7.00%, 4/1/03, 7 Year Balloon............................        10,022
  1,628  7.50%, 5/1/03, Pool #347175..............................         1,654
  3,146  7.50%, 7/1/03, Pool #250656..............................         3,195
  3,000  6.20%, 11/12/03..........................................         2,890
  2,820  8.05%, 5/20/04...........................................         2,834
  5,000  7.86%, 5/25/04, Callable 5/25/99 @100....................         5,065
 15,000  7.16%, 5/11/05...........................................        15,492
 10,000  5.88%, 2/2/06 (b)........................................         9,484
  5,000  6.67%, 2/6/06, Callable 2/6/98 @100......................         4,877
  4,578  7.00%, 4/1/08, Pool #211750..............................         4,575
  8,000  6.00%, 6/25/09, Series 1994-86 PJ, CMO...................         7,481
  4,252  7.00%, 7/1/10, Pool #250326..............................         4,249
  2,684  6.50%, 12/1/10, Pool #332301.............................         2,636
 15,000  6.00%, 3/1/11, Pool #340683..............................        14,433
 10,000  6.25%, 2/25/13, Series 1993-2 PC, CMO....................         9,963
  3,596  6.35%, 8/25/13, Series 1993-225B VG,
           CMO...................................................          3,488
  4,497  7.50%, 6/1/14, Pool #250081.............................          4,497
  3,613  7.50%, 7/1/14, Pool #250082.............................          3,613
    161  10.00%, 10/1/16, Pool #70110............................            177
  9,016  10.00%, 9/1/17, Pool #303969............................          9,887
    546  10.00%, 10/1/19, Pool #231675...........................            598
 10,000  7.00%, 5/25/20, Pool #1990-57...........................          9,921
    311  10.00%, 7/1/20, Pool #050318............................            341
  5,584  6.50%, 5/25/21, Series 1992-205 K, CMO..................          5,365
  5,000  7.00%, 9/25/21, Series G92-64 K, CMO....................          4,927
    858  10.00%, 11/1/21, Pool #208372...........................            940
    742  10.00%, 11/1/21, Pool #208374...........................            814
  5,000  6.55%, 12/25/21, Pool #1993-137 PH, CMO.................          4,876
 10,785  6.50%, 2/17/23, Series #G94-12 C, CMO...................         10,045
  5,000  6.50%, 5/25/23, Series 1994-110 H, CMO..................          4,815
  9,094  6.35%, 12/25/23, Series 1994-43 PJ, CMO.................          8,543
  5,042  7.00%, 1/25/24, Series 1994-62 PJ, CMO..................          4,841
  8,787  7.00%, 2/1/24, Pool #190257.............................          8,600
  3,339  9.00%, 12/1/24, Pool #353898............................          3,521
  4,343  7.50%, 5/1/25, Pool #300064.............................          4,343
  4,081  7.50%, 6/1/25, Pool #312684.............................          4,081
  4,314  7.50%, 6/1/25. Pool #312899.............................          4,314
  4,743  7.00%, 8/1/25, Pool #315500.............................          4,643
  3,962  7.50%, 9/1/25, Pool #322899.............................          3,962
    969  7.50%, 9/1/25, Pool #324749.............................            969
 12,326  8.00%, 7/15/26, Pool #C80414............................         12,573
Government National Mortgage Assoc.:
      1  10.50%, 4/15/98, Pool #63591............................              1
     25  10.00%, 9/15/00, Pool #138814...........................             26
     10  10.00%, 12/15/00, Pool #136214..........................             11
      6  10.00%, 1/15/01, Pool #145144...........................              7
     57  8.50%, 6/15/01, Pool #166491............................             59
      5  8.50%, 7/15/01, Pool #161997............................              5

Continued


===============================================================================
The One Group Family of Mutual Funds
Government Bond Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                             MARKET
  AMOUNT              SECURITY DESCRIPTION                              VALUE
  ------              --------------------                              -----
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   92  9.00%, 9/15/01, Pool #166928.............................        $97
      8  9.00%, 9/15/01, Pool #174330.............................          8
     66  9.50%, 9/15/01, Pool #180786.............................         70
     93  8.50%, 11/15/01, Pool #179383............................         97
     22  9.50%, 11/15/01, Pool #182995............................         24
     68  8.50%, 12/15/01, Pool #199837............................         71
    109  9.00%, 12/15/01, Pool #187723............................        115
     85  8.00%, 3/15/02, Pool #205933.............................         88
    231  9.00%, 5/15/03, Pool #154134.............................        243
    164  9.00%, 6/15/05, Pool #283904.............................        173
     87  9.00%, 8/15/05, Pool #291836.............................         91
     58  9.00%, 9/15/05, Pool #292898.............................         61
     32  9.00%, 9/15/05, Pool #295227.............................         34
     78  8.00%, 7/15/06, Pool #11337..............................         80
     36  7.50%, 7/15/07, Pool #17316..............................         36
     87  8.00%, 8/15/07, Pool #18539..............................         89
     95  8.00%, 8/15/07, Pool #18677..............................         97
    350  7.50%, 12/15/07, Pool #338189............................        357
     70  9.00%, 11/15/08, Pool #27932.............................         73
    103  9.00%, 4/15/09, Pool #30352..............................        108
     22  9.00%, 5/15/09, Pool #32214..............................         23
     10  9.50%, 7/15/09, Pool #34487..............................         11
    154  9.50%, 9/15/09, Pool #34878..............................        166
     45  9.50%, 10/15/09, Pool #36804.............................         49
     32  11.00%, 11/15/09, Pool #37615............................         36
      1  12.00%, 4/15/15, Pool #125262............................          2
     13  11.00%, 6/15/15, Pool #130125............................         14
     86  9.00%, 5/15/16, Pool #149877.............................         90
    119  9.00%, 6/15/16, Pool #166130.............................        126
    116  9.00%, 7/15/16, Pool #158921.............................        123
     13  9.50%, 7/15/16, Pool #166772.............................         14
     76  9.50%, 8/15/16, Pool #177531.............................         82
    165  9.00%, 9/15/16, Pool #179044.............................        173
     23  9.50%, 1/15/17, Pool #185619.............................         25
    349  9.00%, 2/15/17, Pool #195058.............................        368
    264  9.00%, 6/15/17, Pool #219079.............................        278
     29  9.00%, 8/15/17, Pool #225825.............................         30
     80  9.50%, 8/15/17, Pool #218841.............................         87
     43  9.50%, 8/15/17, Pool #224015.............................         47
    119  9.00%, 6/15/18, Pool #238161.............................        125
     86  9.50%, 8/15/18, Pool #248390.............................         93
     27  9.00%, 10/15/18, Pool #253188............................         29
      4  9.00%, 10/15/19, Pool #267676............................          4
     66  9.00%, 11/15/19, Pool #162768............................         70
    166  9.50%, 12/15/18, Pool #263400............................        179
     75  9.00%, 1/15/20, Pool #283138.............................         79
     77  9.00%, 2/15/20, Pool #276157.............................         81
    125  9.00%, 3/15/20, Pool #285283.............................        132
     76  9.50%, 9/15/20, Pool #292918.............................         83
     99  9.50%, 12/15/20, Pool #291865............................        106
    246  9.00%, 6/15/21, Pool #307120.............................        259
 17,877  9.00%, 8/15/21, Pool #306081.............................     18,838
  5,223  9.00%, 12/15/21, Pool #780284............................      5,523
     39  7.50%, 2/15/22, Pool #324025.............................         40
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
   $658  8.00%, 7/15/22, Pool #321560.............................       $672
    825  7.50%, 8/15/22, Pool #337141.............................        825
     39  7.00%, 10/15/22, Pool #337175............................         38
    222  7.00%, 11/15/22, Pool #323008............................        217
     41  7.00%, 12/15/22, Pool #339969............................         40
     41  7.00%, 1/15/23, Pool #321675.............................         40
    497  7.00%, 1/15/23, Pool #332022.............................        486
    387  7.00%, 1/15/23, Pool #341536.............................        378
    430  7.00%, 1/15/23, Pool #342248.............................        421
    239  7.00%, 1/15/23, Pool #346214.............................        234
     52  7.00%, 3/15/23, Pool #350110.............................         51
    345  6.50%, 5/15/23, Pool #343208.............................        329
    630  7.00%, 5/15/23, Pool #221604.............................        617
     65  7.00%, 5/15/23, Pool #338005.............................         63
    745  7.00%, 5/15/23, Pool #342348.............................        729
    815  7.00%, 5/15/23, Pool #346572.............................        798
    808  7.00%, 5/15/23, Pool #351041.............................        791
     98  6.50%, 6/15/23, Pool #346624.............................         94
    418  6.50%, 6/15/23, Pool #348677.............................        399
     60  6.50%, 6/15/23, Pool #349788.............................         57
     62  6.50%, 6/15/23, Pool #358250.............................         59
    271  6.50%, 7/15/23, Pool #322200.............................        259
    264  7.00%, 7/15/23, Pool #325977.............................        258
    877  7.00%, 7/15/23, Pool #346673.............................        858
     26  7.00%, 7/15/23, Pool #350709.............................         25
    366  7.00%, 7/15/23, Pool #353569.............................        358
     33  7.00%, 7/15/23, Pool #354538.............................         32
    194  7.00%, 7/15/23, Pool #357782.............................        190
    505  7.00%, 7/15/23, Pool #358382.............................        494
    599  7.00%, 7/15/23, Pool #360697.............................        586
    469  7.00%, 7/15/23, Pool #360889.............................        459
    864  7.00%, 7/15/23, Pool #362982.............................        845
    341  6.50%, 8/15/23, Pool #344505.............................        325
    452  6.50%, 8/15/23, Pool #353137.............................        431
    651  6.50%, 8/15/23, Pool #356717.............................        621
    230  6.50%, 8/15/23, Pool #359027.............................        219
    184  6.50%, 8/15/23, Pool #360713.............................        175
    290  6.50%, 8/15/23, Pool #360738.............................        276
    792  6.50%, 9/15/23, Pool #345375.............................        756
     50  6.50%, 9/15/23, Pool #339041.............................         48
    401  6.00%, 10/15/23, Pool #345389............................        372
    462  6.00%, 10/15/23, Pool #364717............................        429
     34  6.00%, 10/15/23, Pool #370006............................         32
    226  6.50%, 10/15/23, Pool #345391............................        215
  4,014  8.00%, 10/15/23, Pool #354681............................      4,098
     21  6.50%, 11/15/23, Pool #370927............................         20
    658  6.50%, 11/15/23, Pool #369356............................        628
    152  6.50%, 12/15/23, Pool #349944............................        145
    984  6.50%, 12/15/23, Pool #349265............................        939
    134  6.50%, 12/15/23, Pool #365740............................        128
    667  6.50%, 12/15/23, Pool #369830............................        637
     35  6.50%, 12/15/23, Pool #370289............................         34
    761  6.50%, 1/15/24, Pool #379127.............................        726
 22,784  6.50%, 2/15/24, Pool #354747.............................     21,737

Continued

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
GOVERNMENT BOND FUND
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 PRINCIPAL                                                             MARKET
  AMOUNT              SECURITY DESCRIPTION                              VALUE
  ------              --------------------                              -----
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED
Government National Mortgage Assoc., continued
 $1,257  6.50%, 2/15/24, Pool #362341.............................       $1,200
    323  6.50%, 2/15/24, Pool #370338.............................          308
    411  6.50%, 2/15/24, Pool #371999.............................          392
    356  6.50%, 2/15/24, Pool #389200.............................          340
    176  6.50%, 2/15/24, Pool #380818.............................          168
    649  7.50%, 6/15/24, Pool #388747.............................          650
     94  7.50%, 6/15/24, Pool #389827.............................           94
    427  8.00%, 9/15/24, Pool #393908.............................          436
  4,085  8.00%, 9/15/24, Pool #403212.............................        4,171
  4,970  7.50%, 3/15/26, Pool #422308.............................        4,974
  7,089  8.00% 5/15/26, Pool #416233..............................        7,237
 12,727  8.00%, 5/15/26, Pool #422690.............................       12,993
  9,976  8.00%, 7/15/26, Pool #412644.............................       10,185
  9,962  8.00%, 7/15/26, Pool #423877.............................       10,170
 10,000  7.50%, 12/20/26, G2 Pool #2341...........................        9,959
 15,000  8.00%, 12/20/26, G2 Pool #2344...........................       15,239
                                                                       --------
   Total U.S. Government Agency Mortgages                               618,022
                                                                       --------
U.S. GOVERNMENT AGENCY SECURITIES (7.1%):
Federal Farm Credit Bank:
  5,000  6.88%, 5/1/00............................................        5,097
  2,000  7.95%, 4/1/02............................................        2,008
Federal Home Loan Bank:
  2,000  9.25%, 11/25/98..........................................        2,117
  2,000  9.30%, 1/25/99...........................................        2,125
  3,000  8.60%, 6/25/99...........................................        3,174
  5,000  6.27%, 1/14/04...........................................        4,829
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Resolution Funding Corp.:
$25,000 Principal Strip, 10/15/17.................................        $5,86
  5,000 Principal Strip, 4/15/30..................................          533
Tennessee Valley Authority:
 25,000 6.24%, 7/15/45, Putable on 7/15/01 @ 100..................       25,062
                                                                       --------
  Total U.S. Government Agency Securities                                50,808
                                                                       --------
U.S. TREASURY OBLIGATIONS (6.1%):
U.S. Treasury Bonds
 10,000 7.50%, 11/15/16...........................................       10,836
 15,000 8.13%, 8/15/19 (b)........................................       17,353
  5,000 6.00%, 2/15/26 (b)........................................        4,554

U.S. Treasury Strips
  5,000 8/15/02...................................................        3,548
 50,000 2/15/25 (b)...............................................        7,647
                                                                       --------
 Total U.S. Treasury Obligations                                         43,938
                                                                       --------
 Total Investments, at value                                            713,169
                                                                       --------
REPURCHASE AGREEMENTS (0.2%):
  1,267 Lehman Brothers, Inc., 7.02%, 1/2/97,
          (collateralized by $1,235 various U.S.
          Government 1,267 Agencies, 7.35%-7.83%,
          4/13/05-5/16/05, market value-$1,292)                           1,267
                                                                       --------
   Total Repurchase Agreements                                            1,267
                                                                       --------
Total (Cost-$710,095) (a)                                              $714,436
                                                                       ========

--------------------------------

Percentages indicated are based on net assets of $716,946.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $51. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation.....................      $10,537
               Unrealized depreciation.....................       (6,247)
                                                                 -------
               Net unrealized appreciation.................      $ 4,290
                                                                 =======


(b)  A portion of this security was loaned as of December 31, 1996.



(c) Serves as collateral for futures contracts.

CMO         Collateralized Mortgage Obligation
COLTS       Continuously Offered Long-Term Securities

At December 31, 1996, the portfolio's open futures contracts were as follows:

                                                                   CURRENT
                                                        OPEN        MARKET
   # OF                                               POSITIONS     VALUE
 CONTRACTS            CONTRACT TYPE                    (000)        (000)
-----------    ---------------------------------     ----------   ----------
             LONG CONTRACTS
    100      U.S. Treasury 10 Year Note, March 1997...  $11,073      $10,912
     65      U.S. Treasury 7 Year Bond, March 1997....    7,358        7,320



See notes to financial statements.

-------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INCOME BOND FUND
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996

(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                                            MARKET
    AMOUNT               SECURITY DESCRIPTION                            VALUE
    ------               --------------------                            -----
ASSET BACKED SECURITIES (9.7%):
 $7,500  Advanta Mortgage Loan Trust,
          Series 1995-1, Class A5, 8.32%,
          12/25/19.................................................       $7,821
  6,185  Aircraft Lease Portfolio Securitization
          Ltd., Series 94-1, Class A2, 7.15%,
          9/15/04..................................................        6,244
  5,000  Federal Express, Series A-1, 7.85%,
          6/1/08...................................................        5,169
  3,431  NAL 96, 7.10%, 3/15/01, Private
          Placement, Class A, 144A.................................        3,421
  7,606  Northwest Air, Series 2, Class A, 9.25%,
          6/21/14..................................................        8,650
  4,754  Northwest Air Trust, Series B, 10.23%,
          6/21/14..................................................        5,498
  2,631  Olympic Automobile Receivables Trust,
          Series 1994-A, Class A, 5.65%, 1/15/01...................        2,627
  5,100  Olympic Automobile Receivables Trust,
          Series 1994-B, Class A2, 6.85%, 6/15/01..................        5,154
  8,950  Olympic Automobile Receivables Trust,
          Series 1995-B A2, 7.35%, 10/15/01........................        9,079
  5,000  Residential Funding Corp., 96-H52, A4,
          7.55%, 9/25/12...........................................        5,100
                                                                         -------
   Total Asset Backed Securities                                          58,763
                                                                         -------
CORPORATE BONDS (48.0%):
Banking, Finance & Insurance (18.8%):
  6,000  Associates Corp., 8.15%, 8/1/09...........................        6,570
  5,000  Associates Corp., 8.34%, 11/25/99.........................        5,269
  5,000  BankAmerica Corp., 9.50%, 4/1/01..........................        5,525
  8,500  Bank of America, 12/31/26, 8.07%..........................        8,606
  5,000  Bear Stearns Co., 9.13%, 4/15/98..........................        5,187
  5,000  Bear Stearns Co., 8.25%, 2/1/02...........................        5,337
  2,000  Fleet/Norstar Group, 8.13%, 7/1/04(b).....................        2,135
  5,000  First Chicago Capital Trust, 7.95%,
          12/1/26..................................................        4,803
  1,500  Ford Motor Credit Corp., 6.38%, 10/6/00...................        1,491
  8,000  General Motors Acceptance Corp., 7.00%,
          3/1/00...................................................        8,120
  5,000  Lehman Brothers Holdings, 8.80%,
          3/1/15..................................................         5,650
 10,000  Lehman Brothers Holdings, 8.88%,
          3/1/02..................................................        10,825
  5,000  Lehman Brothers, Inc., 11.63%, 5/15/05....................        6,338
  6,000  Massachusetts Mutual Life, 7.50%,
          3/1/24, 144A............................................         5,955
  3,500  MEPC Finance, Inc., 7.50%, 5/1/03.........................        3,588
  5,000  Midland Bank PLC., 7.63%, 6/15/06.........................        5,175
  6,000  Morgan Stanley Group, 6.13%, 10/1/03......................        5,820
  4,905  Oslo Seismic Service, 8.28%, 6/1/11,
          144A.....................................................        5,031
  2,000  Paine Webber Group, 8.06%,6/16/97.........................        2,020
  5,000  Principal Mutual, 7.88%, 3/1/24...........................        4,962
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $5,000  Security Pacific Corp., 11.00%, 3/1/01....................       $5,769
                                                                         -------
                                                                         114,176
                                                                         -------
Industrial Goods (5.6%):
  3,000  Boise Cascade Co., 9.45%, 11/01/09.......................         3,469
  3,000  Comdisco, Inc., 6.05%, 10/31/97..........................         3,003
  5,000  Excel Paralubes Funding, 7.13%, 11/1/11..................         5,031
  2,000  Freeport McMoran, Copper & Gold, 7.50%, 11/15/06.........         1,965
  5,000  General Motors Corp., 9.13%, 7/15/01.....................         5,475
  5,000  Marriott International, Inc., 6.75%, 12/1/09.............         4,713
  4,828  Newmont Gold Co., 8.91%, 1/5/09..........................         5,208
  5,000  Penske Truck Leasing, 8.25%, 11/1/99(b)..................         5,263
                                                                          -------
                                                                          34,127
                                                                          -------
Real Estate (4.6%):
  2,000  Avalon Properties, 7.38%, 9/15/02........................         2,007
  4,750  Meditrust, 7.77%, 8/16/02................................         4,887
  5,000  Security Capital Pacific Trust, 10/15/02, 6.95%..........         5,018
  5,000  Spieker Properties, 6.65%, 12/15/00......................         4,888
  8,000  Taubman Realty Group, 7.00%, 10/1/03.....................         7,850
  3,000  Wellsford Residential Property, 7.25%, 8/15/00...........         3,049
                                                                          -------
                                                                          27,699
                                                                          -------
Utilities (1.4%):
  5,000  NRG Energy Corp., 7.63%, 2/1/06..........................         4,800
  3,474  Salton Sea Funding Corp., 6.69%, 5/30/00.................         3,504
                                                                          -------
                                                                           8,304
                                                                          -------

Yankee & Eurodollar (17.6%):
  5,000  Bangkok Bank Public Co. Ltd., 7.25%, 9/15/05, 144A.......         4,913
  5,000  BCH Cayman Islands, 8.25%, 6/15/04.......................         5,319
  5,000  Canadian National Railway, 7.00%, 3/15/04................         4,994

  5,000  Celulosa Arauco, 6.75%, 12/15/03..........................        4,894
  9,170  Centragas, 10.65%, 12/1/10,
          Series 144A(b)...........................................        9,904
  5,000  China International Trust & Investing, 9.00%, 10/15/06(b).        5,506
  5,000  Financiera Energy, 9.38%, 6/15/06(b)......................        5,281
  5,000  Guangdong International, 6.75%, 11/15/03..................        4,812
  6,000  Honam Oil Refinery Co., 7.13%, 10/15/05, 144A.............        5,895
  5,000  Kansalis-Osake Pankki, 9.75%, 12/15/98....................        5,312
  5,000  Macmillan Bloedel Ltd., 6.75%, 2/15/06....................        4,781
  5,000  Peoples Republic of China, 7.75%, 7/5/06..................        5,150

Continued

-------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INCOME BOND FUND
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                                            MARKET
    AMOUNT               SECURITY DESCRIPTION                            VALUE
    ------               --------------------                            -----
CORPORATE BONDS, CONTINUED:
Yankee & Eurodollar, continued:
 $6,000  Peoples Democratic Republic of Poland,
          3.75%, 10/27/14.........................................        $5,085
  5,000  Pohang Iron & Steel Co., 7.38%, 5/15/05..................         5,050
  5,000  Province of Quebec, 6.50%, 1/17/06 (b)...................         4,831
  4,250  Ras Laffan, 7.63%, 9/15/06, 144A.........................         4,278
  5,000  Republic of Indonesia, 7.75%, 8/1/06.....................         5,054
  5,000  Scotland International Finance, 8.80%,
          1/27/04, 144A...........................................         5,481
  5,000  United Mexican States, FRN, 7.56%,
          8/6/01..................................................         5,011
  5,000  Tenaga Nasional Berhad, 7.88%, 6/15/04,
          144A....................................................         5,275
                                                                        --------
                                                                         106,826
                                                                        --------
   Total Corporate Bonds                                                 291,132
                                                                        --------
U.S.GOVERNMENT AGENCY MORTGAGES (16.6%):
Federal Home Loan Mortgage Corp.:

  4,731 7.00%, 6/1/09, Pool #E00313...............................         4,733
  4,632 7.00%, 2/1/11, Gold Pool #E62602..........................         4,633
  8,670 7.00%, 5/1/11, Gold Pool #E00434..........................         8,672
  9,526 7.50%, 5/1/11, Pool #E00438...............................         9,672
  7,775 7.00%, 6/1/11, Gold Pool #E64220..........................         7,777
  1,282 7.50%, 6/1/24, Pool #C80161...............................         1,284
 16,579 7.00%, 9/1/24, Pool #G00271...............................        16,273
  7,494 7.50%, 10/1/24, Pool #C80245..............................         7,505
  9,978 7.00%, 4/1/03, Pool #303865...............................        10,022
 16,330 8.00%, 12/1/09, Pool #250168..............................        16,804

Federal National Mortgage Assoc.:
 13,425 7.50%, 9/1/25, Pool #324179...............................        13,425
                                                                        --------
 Total U.S. Government Agency Mortgages                                  100,800
                                                                        --------
U.S. GOVERNMENT AGENCY SECURITIES (4.7%):
Federal Home Loan Bank:
$ 10,000 7.10%, 3/16/98...........................................       $10,155
Federal Home Loan Mortgage Corp.:
   5,000 7.13%, 7/21/99 (b).......................................         5,129
Resolution Funding Corp.:
  18,000 Principal Strip, 4/15/02.................................        12,994
                                                                        --------
  Total U.S. Government Agency Securities                                 28,278
                                                                        --------
U.S. TREASURY OBLIGATIONS (17.6%):
U.S. Treasury Bonds:
   3,250 13.38%, 8/15/01...........................................        4,181
   9,500 11.88%, 11/15/03 (b)......................................       12,396
   3,000 10.75%, 8/15/05...........................................        3,852
  14,000 9.00%, 11/15/18...........................................       17,572
  10,000 7.13%, 2/15/23 (b)........................................       10,444

U.S. Treasury Notes:
  20,000 5.50%, 11/15/98 (b).......................................       19,872
  16,000 6.25%, 8/31/00 (b)........................................       16,065
  10,300 6.63%, 6/30/01 (b)........................................       10,469
   8,000 5.75%, 8/15/03 (b)........................................        7,764
   4,000 7.50%, 2/15/05 (b)........................................        4,277
                                                                        --------
   Total U.S. Treasury Obligations                                       106,892
                                                                        --------
   Total Investments, at value                                           585,865
                                                                        --------
REPURCHASE AGREEMENTS (2.5%):
  15,077 Lehman Brothers, Inc., 7.02%, 1/2/97,
           (collateralized by $15,525 Federal
           Home Loan Mortgage Corp.,
           5.99%-6.48%, 11/26/03-2/18/04, market
           value-$15,375).........................................        15,077
                                                                        --------
   Total Repurchase Agreements                                            15,077
                                                                        --------
   Total (Cost-$581,509)(a)                                             $600,942
                                                                        ========

-----------------------------------

Percentages indicated are based on net assets of $606,364.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation......................      $20,565
               Unrealized depreciation......................       (1,132)
                                                                  -------
               Net unrealized appreciation..................      $19,433
                                                                  =======

(b)  A portion of this security was loaned as of December 31, 1996.

FRN         Floating Rate Note

See notes to financial statements.

===============================================================================
The One Group Family of Mutual Funds
-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 1996
(Unaudited)


                                                 (Amounts in Thousands, except per share amounts)
                                               ULTRA         LIMITED
                                             SHORT-TERM     VOLATILITY    INTERMEDIATE   GOVERNMENT   INCOME BOND
                                             INCOME FUND    BOND FUND      BOND FUND     BOND FUND       FUND
                                             -----------    ---------      ---------     ---------       ----
ASSETS:
Investments, at value ......................   $  80,633     $ 604,610     $ 300,865     $ 713,169     $ 585,865
Repurchase agreements, at cost .............       4,165         4,840         2,743         1,267        15,077
                                               ---------     ---------     ---------     ---------     ---------
Total (cost $84,711;
   $606,745; $302,377; $710,095;
   $581,509, respectively) .................      84,798       609,450       303,608       714,436       600,942
Interest receivable ........................         504         7,538         4,034         6,073         8,531
Receivable from brokers for investments
  sold .....................................          60            11             3          --            --
Receivable for capital shares
  issued ...................................         362         2,973         1,410         2,765         2,278
Net variation margin on futures
  contracts ................................          13          --            --            --            --
Deferred organization costs ................           5          --            --               4          --
Prepaid expenses and other assets ..........           7            56            16           118            34
                                               ---------     ---------     ---------     ---------     ---------
TOTAL ASSETS ...............................      85,749       620,028       309,071       723,396       611,785
                                               ---------     ---------     ---------     ---------     ---------
LIABILITIES:
Cash overdrafts ............................         321         1,368           907         2,088         1,702
Dividends payable ..........................         407         3,093         1,636         3,827         3,357
Payable to brokers for investments purchased       5,348          --           5,940          --            --
Payable for capital shares redeemed ........           5            14             7             7             1
Net variation margin on futures contracts ..        --            --               2           156          --
Accrued expenses and other payables:
   Investment advisory fees ................          14           157            84           251           206
   Administration fees .....................           8            87            42            73            85
   12b-1 fees (Class A) ....................           1             4             4             8             3
   12b-1 fees (Class B) ....................           1             4             6             9             6
   Other ...................................          42            46            58            31            61
                                               ---------     ---------     ---------     ---------     ---------
TOTAL LIABILITIES ..........................       6,147         4,773         8,686         6,450         5,421
                                               ---------     ---------     ---------     ---------     ---------
NET ASSETS:
Capital ....................................      83,821       619,682       303,755       731,345       638,796
Undistributed(distributions in excess
  of) net investment income ................        (297)         (121)           94          (325)          396
Accumulated undistributed net realized
  losses from investment and futures
  transactions .............................      (4,048)       (7,011)       (4,665)      (18,216)      (52,261)
Net unrealized appreciation (depreciation)
  from investments and futures .............         126         2,705         1,201         4,142        19,433
                                               ---------     ---------     ---------     ---------     ---------
NET ASSETS .................................   $  79,602     $ 615,255     $ 300,385     $ 716,946     $ 606,364
                                               =========     =========     =========     =========     =========
Net Assets
   Fiduciary ...............................   $  72,650     $ 589,229     $ 278,201     $ 668,024     $ 584,762
   Class A .................................       5,277        20,953        14,468        37,606        12,527
   Class B .................................       1,675         5,073         7,716        11,316         9,075
                                               ---------     ---------     ---------     ---------     ---------
      Total ................................   $  79,602     $ 615,255     $ 300,385     $ 716,946     $ 606,364
                                               =========     =========     =========     =========     =========
Outstanding units of beneficial
  interest (shares)
   Fiduciary ...............................       7,384        56,206        27,923        68,828        61,799
   Class A .................................         537         2,001         1,448         3,873         1,325
   Class B .................................         171           480           775         1,166           951
                                               ---------     ---------     ---------     ---------     ---------
   Total ...................................       8,092        58,687        30,146        73,867        64,075
                                               =========     =========     =========     =========     =========
Net asset value
   Fiduciary-offering and
      redemption price per
      share ................................   $    9.84     $   10.48     $    9.96     $    9.71     $    9.46
                                               =========     =========     =========     =========     =========
   Class A-redemption
      price per share ......................   $    9.83     $   10.48     $    9.99     $    9.71     $    9.45
                                               =========     =========     =========     =========     =========
   Class A-maximum
      sales charge .........................        3.00%         3.00%         4.50%         4.50%         4.50%
                                               =========     =========     =========     =========     =========
   Class A maximum
      offering price
      (100%/(100%-maxi
      mum sales charge)
      of net asset value
      adjusted to nearest
      cent) per share ......................   $   10.13     $   10.80     $   10.46     $   10.17     $    9.90
                                               =========     =========     =========     =========     =========
   Class B-offering price
      per share (a) ........................   $    9.79     $   10.55     $    9.96     $    9.71     $    9.54
                                               =========     =========     =========     =========     =========

---------------------------------

(a) Redemption price per Class B share varies based on length of time shares are held.


See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
(Unaudited)

                                                   (Amounts in Thousands)
                                          ULTRA       LIMITED
                                        SHORT-TERM   VOLATILITY   INTERMEDIATE GOVERNMENT INCOME BOND
                                        INCOME FUND    BOND FUND   BOND FUND   BOND FUND      FUND
                                        -----------  -----------  ------------ ---------- -----------
INVESTMENT INCOME:
Interest income .......................   $  2,319    $ 20,168    $  9,982    $ 25,725    $ 21,209
Dividend income .......................       --            32        --             2        --
Income from securities lending ........       --            90          67          61          59
                                          --------    --------     -------    --------    --------
TOTAL INCOME ..........................      2,319      20,290      10,049      25,788      21,268
                                          --------    --------     -------    --------    --------
EXPENSES:
Investment advisory fees ..............        201       1,876         855       1,647       1,732
Administration fees ...................         60         517         236         605         477
12b-1 fees (Class A) ..................          8          38          25          67          21
12b-1 fees (Class B) ..................          7          25          35          56          39
Custodian and accounting fees .........          7          29          20          43          16
Legal and audit fees ..................          5          19           6          21           7
Organization costs ....................          2        --          --             2        --
Trustees' fees and expenses ...........       --             3           1           4           2
Transfer agent fees ...................         10          19          12          25          12
Registration and filing fees ..........          8          29          13          43          15
Printing costs ........................          5          28           8          23          10
Other .................................       --             2        --             2           2
                                          --------    --------     -------    --------    --------

Total expenses before waivers .........        313       2,585       1,211       2,538       2,333
Less waivers ..........................       (188)       (951)       (423)       (129)       (587)
                                          --------    --------     -------    --------    --------
NET EXPENSES ..........................        125       1,634         788       2,409       1,746
                                          --------    --------     -------    --------    --------
Net Investment Income .................      2,194      18,656       9,261      23,379      19,522
                                          --------    --------     -------    --------    --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
   INVESTMENTS AND FUTURES:
Net realized gains (losses) from
   investment and futures
   transactions .......................       (276)       (186)       (297)      1,827       2,272
Net change in unrealized
   appreciation (depreciation) from
   investments and futures ............        630       3,760       3,975       9,020       6,103
                                          --------    --------     -------    --------    --------
Net realized/unrealized gains (losses)
   from investments and futures .......        354       3,574       3,678      10,847       8,375
                                          --------    --------     -------    --------    --------
Change in net assets resulting from
   operations .........................   $  2,548    $ 22,230    $ 12,939    $ 34,226    $ 27,897
                                          ========    ========    ========    ========    ========





See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                          DECEMBER 31, 1996

                                                                   (Amounts in Thousands)

                                              ULTRA SHORT-TERM        LIMITED VOLATILITY               INTERMEDIATE
                                               INCOME FUND                 BOND FUND                      BOND FUND
                                       --------------------------  -------------------------   ------------------------
                                        SIX MONTHS        YEAR     SIX MONTHS       YEAR       SIX MONTHS        YEAR
                                           ENDED          ENDED      ENDED         ENDED         ENDED           ENDED
                                        DECEMBER 31,    JUNE 30,   DECEMBER 31,   JUNE 30,     DECEMBER 31,     JUNE 30,
                                           1996           1996         1996          1996        1996             1996
                                       -------------   ----------  -----------   -----------   ------------   ---------
                                         (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ...............   $   2,194    $   3,180    $  18,656    $  28,018    $   9,261    $  14,817
   Net realized gains (losses) from
     investment and futures
     transactions ......................        (276)        (594)        (186)       1,885         (297)       1,421
   Net change in unrealized
     appreciation (depreciation)
     from investments and futures ......         630          150        3,760       (6,631)       3,975       (5,722)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets resulting from
 operations ............................       2,548        2,736       22,230       23,272       12,939       10,516
                                           ---------    ---------    ---------    ---------    ---------    ---------
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
   From net investment
    income .............................      (2,012)      (2,924)     (17,909)     (26,964)      (8,620)     (14,065)
   Tax return of capital ...............        --            (26)        --           --           --           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ..........        (129)        (129)        (618)        (878)        (443)        (607)
DISTRIBUTIONS TO CLASS B
   SHAREHOLDERS:
  From net investment income ...........         (37)         (24)        (129)        (175)        (198)        (144)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from
 shareholder distributions .............      (2,178)      (3,103)     (18,656)     (28,017)      (9,261)     (14,816)
                                           ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued .........      29,409       38,704       68,094      325,572       86,892      121,175
   Proceeds from shares issued in
    connection with acquisition ........        --           --           --        123,673         --           --
   Dividends reinvested ................         272        1,028        2,111        8,797          925        3,437
   Cost of shares redeemed .............     (12,838)     (32,817)     (89,706)    (248,283)     (41,705)     (66,140)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from share
  transactions .........................      16,843        6,915      (19,501)     209,759       46,112       58,472
                                           ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets ...................      17,213        6,548      (15,927)     205,014       49,790       54,172
NET ASSETS:
   Beginning of period .................      62,389       55,841      631,182      426,168      250,595      196,423
                                           ---------    ---------    ---------    ---------    ---------    ---------
   End of period .......................   $  79,602    $  62,389    $ 615,255    $ 631,182    $ 300,385    $ 250,595
                                           =========    =========    =========    =========    =========    =========

SHARE TRANSACTIONS:
   Issued ..............................       2,994        3,934        6,505       31,112        8,792       12,114
   Issued in connection with acquisition        --           --           --         11,747         --           --
   Reinvested ..........................          27          105          203          834           94          343
   Redeemed ............................      (1,305)      (3,338)      (8,583)     (23,593)      (4,204)      (6,607)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Change in shares .......................       1,716          701       (1,875)      20,100        4,682        5,850
                                           =========    =========    =========    =========    =========    =========
Undistributed (distributions in excess
 of) net investment income included
 in net assets:

 End of period .........................   $    (297)   $    (313)   $    (121)   $    (121)   $      94    $      94
                                           =========    =========    =========    =========    =========    =========


See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                          DECEMBER 31, 1996

                                                   (Amounts in Thousands)

                                                           GOVERNMENT                 INCOME
                                                            BOND FUND                 BOND FUND
                                                      ----------------------    -----------------------
                                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                         ENDED       ENDED        ENDED         ENDED
                                                      DECEMBER 31,  JUNE 30,    DECEMBER 31,   JUNE 30,
                                                        1996          1996        1996          1996
                                                      ---------    ---------    ---------    ---------
                                                    (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ..........................   $  23,379    $  31,623    $  19,522    $  34,329
   Net realized gains (losses) from investment and
    futures tranctions ............................       1,827       (2,769)       2,272       (1,361)
   Net change in unrealized appreciation
    (depreciation) from investments and futures ...       9,020      (15,409)       6,103      (11,155)
                                                      ---------    ---------    ---------    ---------
Change in net assets resulting from operations ....      34,226       13,445       27,897       21,813
                                                      ---------    ---------    ---------    ---------

DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
   From net investment income .....................     (21,886)     (30,195)     (18,911)     (33,573)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income .....................      (1,188)      (1,103)        (384)        (545)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income .....................        (305)        (324)        (227)        (211)
                                                      ---------    ---------    ---------    ---------
Change in net assets from shareholder distributions     (23,379)     (31,622)     (19,522)     (34,329)
                                                      ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ....................     102,592      451,887      120,217      166,169
   Proceeds from shares issued in connection with
    acquisition ...................................        --        301,865         --           --
   Dividends reinvested ...........................       2,415        8,081        3,351       13,106
   Cost of shares redeemed ........................    (125,816)    (407,217)     (62,055)    (113,090)
                                                      ---------    ---------    ---------    ---------
Change in net assets from share transactions ......     (20,809)     354,616       61,513       66,185
                                                      ---------    ---------    ---------    ---------
Change in net assets ..............................      (9,962)     336,439       69,888       53,669
NET ASSETS:
   Beginning of period ............................     726,908      390,469      536,476      482,807
                                                      ---------    ---------    ---------    ---------
   End of period ..................................   $ 716,946    $ 726,908    $ 606,364    $ 536,476
                                                      =========    =========    =========    =========
SHARE TRANSACTIONS:
   Issued .........................................      10,644       45,897       12,792       17,425
   Issued in connection with acquisition ..........        --         30,887         --           --
   Reinvested .....................................         251          821          359        1,371
   Redeemed .......................................     (13,054)     (41,383)      (6,599)     (11,865)
                                                      ---------    ---------    ---------    ---------
Change in shares ..................................      (2,159)      36,222        6,552        6,931
                                                      =========    =========    =========    =========
Undistributed (distributions in excess of)
  net investment income included in net
   assets:
    End of period .................................   $    (325)   $    (325)   $     396    $     396
                                                      =========    =========    =========    =========


See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1996
(Unaudited)

1.   ORGANIZATION:

     The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently consists of thirty active funds. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Income Fund (previously named the Government ARM Fund), the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund and the Income Bond Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund.

     The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The statements of changes in net assets and financial highlights for periods prior to the reorganization, March 25, 1996, are presented for funds of The One Group only.

     The Funds' investment objectives are as follows:

          FUND                            OBJECTIVE
          ----                            ---------

          Ultra Short-Term Income Fund    A high level of current income
                                          consistent with low volatility of
                                          principal by investing in a
                                          diversified portfolio of short-term
                                          investment grade securities.

          Limited Volatility Bond Fund    Current income consistent with the
                                          preservation of capital through
                                          investment in high and medium-grade
                                          fixed-income securities.

          Intermediate Bond Fund          Current income consistent with the
                                          preservation of capital through
                                          investments in high and medium-grade
                                          fixed-income securities with
                                          intermediate maturities.

          Government Bond Fund            A high level of current income with
                                          liquidity and safety of principal.

          Income Bond Fund                Current income by investing in a
                                          portfolio of high and medium-grade
                                          fixed-income securities.


2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in


Continued

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


     60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund in the 1940 Act.

     WRITTEN OPTIONS

     The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     MORTGAGE ROLLS

     The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government


Continued

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)



     Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1996, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                   Market Value
                                                                    of Loaned
                                                                   Securities
                                                                   -------------
     Limited Volatility Bond Fund.........................             $90,857
     Intermediate Bond Fund...............................              81,410
     Government Bond Fund.................................              44,646
     Income Bond Fund.....................................              79,591

     The loaned securities were fully collateralized by cash and U.S. Government securities as of December 31, 1996.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

Continued

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3.   SHARES OF BENEFICIAL INTEREST:

     The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through forty series and four classes:
     Fiduciary, Class A, Class B and Service. As of December 31, 1996, no shareholders were in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1996 and June 30, 1996:


Continued

================================================================================
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)

                                                                (Amounts in Thousands)
                                         ULTRA SHORT-TERM          LIMITED VOLATILITY               INTERMEDIATE
                                            INCOME FUND                 BOND FUND                      BOND FUND
                                    --------------------------  -------------------------   ------------------------
                                     SIX MONTHS        YEAR     SIX MONTHS       YEAR       SIX MONTHS        YEAR
                                        ENDED          ENDED      ENDED         ENDED         ENDED           ENDED
                                     DECEMBER 31,    JUNE 30,   DECEMBER 31,   JUNE 30,     DECEMBER 31,     JUNE 30,
                                        1996           1996         1996          1996        1996             1996
                                    -------------   ----------  -----------   -----------   ------------   ---------
                                      (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued ....   $  26,568    $  35,008    $  64,730    $ 196,323       $  82,275     $ 102,645
  Proceeds from shares issued
    in connection with acquisition        --           --           --        115,134            --            --
  Dividends reinvested ...........         139          923        1,543        8,093             472         2,976
  Cost of shares redeemed ........     (11,677)     (29,367)     (85,375)    (129,046)        (38,775)      (62,091)
                                     ---------    ---------    ---------    ---------       ---------     ---------
  Change in net assets from
   Fiduciary Share transactions ..   $  15,030    $   6,564    $ (19,102)   $ 190,504       $  43,972     $  43,530
                                     =========    =========    =========    =========       =========     =========
CLASS A SHARES:
   Proceeds from shares issued ...   $   2,286    $   2,666    $   2,856    $ 126,619       $   2,556     $  12,374
   Proceeds from shares issued
    in connection with
    acquisition ..................        --           --           --          8,153            --            --
   Dividends reinvested ..........         109           89          455          569             314           381
   Cost of shares redeemed .......      (1,110)      (3,395)      (3,830)    (118,533)         (2,282)       (3,716)
                                     ---------    ---------    ---------    ---------       ---------     ----------
   Change in net assets from
   Class A Share transactions.....   $   1,285    $    (640)   $    (519)   $  16,808       $     588     $   9,039
                                     =========    =========    =========    =========       =========     =========
CLASS B SHARES:
   Proceeds from shares issued ...   $     555    $   1,030    $     508    $   2,630       $   2,061     $   6,156
   Proceeds from shares issued
    in connection with
    acquisition ..................        --           --           --            386            --            --
   Dividends reinvested ..........          24           16          113          135             139            80
   Cost of shares redeemed .......         (51)         (55)        (501)        (704)           (648)         (333)
                                     ---------    ---------    ---------    ---------       ---------     ----------
   Change in net assets from
    Class B Share transactions ...   $     528    $     991    $     120    $   2,447       $   1,552     $   5,903
                                     =========    =========    =========    =========       =========     =========

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
   Issued ........................       2,704        3,560        6,184       19,600           8,327        10,266
   Issued in connection with
      acquisition ................        --           --           --         10,936            --            --
   Reinvested ....................          14           94          148          768              48           296
   Redeemed ......................      (1,187)      (2,989)      (8,169)     (12,260)         (3,909)       (6,200)
                                     ---------    ---------    ---------    ---------       ---------     ----------
   Change in Fiduciary Shares ....       1,531          665       (1,837)      19,044           4,466         4,362
                                     =========    =========    =========    =========       =========      =========

CLASS A SHARES:
   Issued ........................         233          269          273       11,297             257         1,231
   Issued in connection with
      acquisition ................        --           --           --            775            --            --
   Reinvested ....................          11           10           44           54              32            39
   Redeemed ......................        (113)        (344)        (366)     (11,265)           (230)         (373)
                                     ---------    ---------    ---------    ---------       ---------     ----------
   Change in Class A Shares ......         131          (65)         (49)         861              59           897
                                     =========    =========    =========    =========       =========      =========
CLASS B SHARES:
   Issued ........................          57          105           48          215             208           617
   Issued in connection with
      acquisition ................        --           --           --             36            --            --
   Reinvested ....................           2            1           11           12              14             8
   Redeemed ......................          (5)          (5)         (48)         (68)            (65)          (34)
                                     ---------    ---------    ---------    ---------       ---------     ----------
   Change in Class B Shares ......          54          101           11          195             157           591
                                     =========    =========    =========    =========       =========      =========


Continued

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)

                                                                           (Amounts in Thousands)
                                                               GOVERNMENT BOND FUND           INCOME BOND FUND
                                                               -----------------------   ------------------------
                                                               SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                                                  ENDED       ENDED         ENDED         ENDED
                                                                DECEMBER 31,  JUNE 30,    DECEMBER 31,   JUNE 30,
                                                                  1996         1995          1996         1995
                                                                ---------    ---------    ---------     ---------
                                                                (UNAUDITED)              (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
   Proceeds from shares issued ..............................   $  96,347    $ 135,419    $ 113,518    $ 154,901
   Proceeds from shares issued in connection with acquisition        --        273,384         --           --
   Dividends reinvested .....................................       1,370        7,234        2,907       12,601
   Cost of shares redeemed ..................................    (117,108)    (128,141)     (59,996)    (109,230)
                                                                ---------    ---------    ---------    ---------
   Change in net assets from Fiduciary Share transactions ...   $ (19,391)   $ 287,896    $  56,429    $  58,272
                                                                =========    =========    =========    =========

CLASS A SHARES:
   Proceeds from shares issued ..............................   $   4,969    $ 307,157    $   3,500    $   6,470
   Proceeds from shares issued in connection with acquisition        --         26,507         --           --
   Dividends reinvested .....................................         813          647          298          391
   Cost of shares redeemed ..................................      (7,566)    (278,122)      (1,566)      (3,302)
                                                                ---------    ---------    ---------    ---------
   Change in net assets from Class A Share transactions .....   $  (1,784)   $  56,189    $   2,232    $   3,559
                                                                =========    =========    =========    =========
CLASS B SHARES:
   Proceeds from shares issued ..............................   $   1,276    $   9,312    $   3,199    $   4,798
   Proceeds from shares issued in connection with acquisition        --          1,973         --           --
   Dividends reinvested .....................................         232          200          146          114
   Cost of shares redeemed ..................................      (1,142)        (954)        (493)        (558)
                                                                ---------    ---------    ---------    ---------
   Change in net assets from Class B Share transactions .....   $     366    $  10,531    $   2,852    $   4,354
                                                                =========    =========    =========    =========

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
   Issued ...................................................       9,995       16,246       12,081       16,245
   Issued in connection with acquisition ....................        --         27,974         --           --
   Reinvested ...............................................         143          735          312        1,318
   Redeemed .................................................     (12,152)     (12,833)      (6,380)     (11,460)
                                                                ---------    ---------    ---------    ---------
   Change in Fiduciary Shares ...............................      (2,014)      32,122        6,013        6,103
                                                                =========    =========    =========    =========
CLASS A SHARES:
   Issued ...................................................         517       28,902          373          680
   Issued in connection with acquisition ....................        --          2,711         --           --
   Reinvested ...............................................          84           66           32           41
   Redeemed .................................................        (784)     (28,451)        (167)        (347)
                                                                ---------    ---------    ---------    ---------
   Change in Class A Shares .................................        (183)       3,228          238          374
                                                                =========    =========    =========    =========
CLASS B SHARES:
   Issued ...................................................         132          749          338          500
   Issued in connection with acquisition ....................        --            202         --           --
   Reinvested ...............................................          24           20           15           12
   Redeemed .................................................        (118)         (99)         (52)         (58)
                                                                ---------    ---------    ---------    ---------
   Change in Class B Shares .................................          38          872          301          454
                                                                =========    =========    =========    =========


Continued

================================================================================
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


4.   INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

     The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Income Bond Fund, the Intermediate Bond Fund and the Limited Volatility Bond Fund; 0.55% of the Ultra Short-Term Income Fund; and 0.45% of the Government Bond Fund.

     The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund-the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator. Prior to March 25, 1996, Goldman Sachs Asset Management served as administrator of Paragon. The terms of the current administration agreement are substantially the same as the former administration agreement.

     The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund, 0.75% of average daily net assets of the Class B Shares of Ultra Short-Term Income Fund and Limited Volatility Bond Fund and 0.90% of average daily net assets of Intermediate Bond Fund, Government Bond Fund and Income Bond Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the period ended December 31, 1996, the Distributor received $279,753 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which the Distributor re-allowed $189,433 to affiliated broker-dealers of the Funds.

     Prior to January 2, 1996, Premier Investment Advisors, L.L.C. ("Premier") served as investment adviser and Goldman Sachs & Company served as distributor to Paragon. Pursuant to the approval of the Board of Trustees of Paragon on October 31, 1995 and its shareholders on December 20, 1995, Paragon entered into an investment advisory agreement with the Adviser and a distribution agreement with the Distributor effective January 2, 1996. The terms of the investment advisory agreements with Premier and with the Adviser and the distribution agreements with Goldman Sachs & Company and the Distributor were substantially the same.


Continued

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)


     Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

     The Adviser, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the period ended December 31, 1996, fees in the following amounts were waived (amounts in thousands):

                                          INVESTMENT                      12B-1 FEES WAIVED
                                         ADVISORY FEES   ADMINISTRATION   -----------------
                                             WAIVED        FEES WAIVED    CLASS A   CLASS B
                                             ------        -----------    -------   -------
     Ultra Short-Term Income Fund ......      $139              $ 46       $  2      $  1
     Limited Volatility Bond Fund ......       937                --         11         3
     Intermediate Bond Fund ............       412                --          7         4
     Government Bond Fund ..............        49                55         19         6
     Income Bond Fund ..................       577                --          6         4


5.   SECURITIES TRANSACTIONS:

     The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended December 31, 1996 were as follows (amounts in thousands):


                                     U.S. GOVERNMENT
                                        SECURITIES           OTHER SECURITIES
                                     ------------------     -------------------
                                     PURCHASES     SALES    PURCHASES      SALES
                                     ---------     -----    ---------      -----
Ultra Short-Term Income Bond Fund    $ 33,003    $ 13,531    $  7,270    $    108
Limited Volatility Bond Fund ....      83,226     130,615      39,704      18,469
Intermediate Bond Fund ..........      96,076      57,608      33,093      13,900
Government Bond Fund ............     159,212     169,811        --          --
Income Bond Fund ................      97,956      53,571      84,315      66,940


6.   FINANCIAL INSTRUMENTS:

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in securities.

7.   REORGANIZATIONS:

     The Trust entered an Agreement and Plan of Reorganization ("Reorganization") with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The Paragon Short-Term Government Fund and the Paragon Intermediate-Term Bond Fund transferred their assets and liabilities to the Limited Volatility Bond Fund and the Government Bond Fund, respectively.

Continued

================================================================================
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                      DECEMBER 31, 1996
(Unaudited)

     The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 25, 1996 following approval by shareholders of Paragon at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except net asset value):


                                                                           AFTER
                                           BEFORE REORGANIZATION       REORGANIZATION
                                          --------------------------   -----------------
                                           PARAGON
                                          SHORT-TERM       LIMITED          LIMITED
                                          GOVERNMENT      VOLATILITY     VOLATILITY BOND
                                             FUND          BOND FUND          FUND
                                          ----------      ----------     ---------------
Shares ...............................         12,208          39,898      51,646
Net Assets ...........................    $   123,673     $   420,044    $543,717
Net Asset Value:
  Fiduciary ..........................                    $     10.53    $  10.53
  Class A ............................    $     10.13     $     10.52    $  10.52
  Class B ............................    $     10.13     $     10.59    $  10.59
Unrealized Appreciation (Depreciation)    $      (785)    $     4,397    $  3,612


                                                                       AFTER
                                    BEFORE REORGANIZATION           REORGANIZATION
                                    ---------------------           ---------------
                                        PARAGON
                                     INTERMEDIATE-
                                      TERM BOND        GOVERNMENT    GOVERNMENT
                                        FUND             BOND FUND    BOND FUND
                                    ---------------    -----------   ---------------
Shares .........................           29,536           44,653        75,540
Net Assets .....................      $   301,865      $   436,393      $738,258
Net Asset Value:
   Fiduciary ...................                       $      9.77      $   9.77
   Class A .....................      $     10.22      $      9.78      $   9.78
   Class B .....................      $     10.25      $      9.77      $   9.77
Unrealized Appreciation ........      $     2,883      $     5,934      $  8,817


     Additionally, the Limited Volatility Bond Fund and the Government Bond Fund had capital loss carryforwards from Paragon of approximately $1,106,000 and $3,757,000, respectively.

8.   SUBSEQUENT EVENT

     Subsequent to December 31, 1996 net assets of certain common trust funds managed by the Adviser were exchanged in a tax-free conversion for shares of the corresponding One Group Funds as follows:

     FUND NAME                                 AMOUNT CONVERTED (IN THOUSANDS)
     ---------                                 -------------------------------

     One Group Intermediate  Bond..............             $204,881
     One Group Income Bond.....................              128,177

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                          ULTRA SHORT-TERM INCOME FUND
                                                          ----------------------------------------------------------------
                                                                               FIDUCIARY
                                                          ----------------------------------------------------------------
                                                           SIX MONTHS
                                                            ENDED                     YEARS ENDED JUNE 30,
                                                          DECEMBER 31,   -------------------------------------------------
                                                            1996            1996         1995       1994           1993(a)
                                                          ---------       --------    ---------    ---------     ----------
                                                           (Unaudited)
NET ASSET VALUE,
  BEGINNING OF PERIOD .................................   $    9.79       $   9.84    $    9.85    $   10.03     $    10.00
                                                          ---------       --------    ---------    ---------     ----------
Investment Activities
  Net investment income ...............................        0.31           0.62         0.55         0.36           0.17
  Net realized and unrealized gains (losses)
    from investments and futures ......................        0.04          (0.07)       (0.05)       (0.15)          0.03
                                                          ---------       --------    ---------    ---------     ----------
      Total from Investment Activities ................        0.35           0.55         0.50         0.21           0.20
                                                          ---------       --------    ---------    ---------     ----------
Distributions
  Net investment income ...............................       (0.30)         (0.60)       (0.48)       (0.37)         (0.17)
  In excess of net investment income ..................        --             --          (0.03)       (0.02)          --
                                                          ---------       --------    ---------    ---------     ----------
     Total Distributions ..............................       (0.30)         (0.60)       (0.51)       (0.39)         (0.17)
                                                          ---------       --------    ---------    ---------     ----------
NET ASSET VALUE,
  END OF PERIOD .......................................   $    9.84       $   9.79    $    9.84    $    9.85     $    10.03
                                                          =========       ========    =========    =========     ==========
Total Return (Excludes Sales Charge) ..................        3.70%(c)       5.71%        5.14%        2.16%          4.93%(b)

RATIOS/SUPPLEMENTARY DATA:

  Net Assets at end of period (000) ...................   $  72,650       $ 57,276    $  51,050    $ 139,593     $  154,413
  Ratio of expenses to average net assets .............        0.32%(b)       0.45%        0.61%        0.65%          0.58%(b)
  Ratio of net investment income to average net assets         6.05%(b)       6.20%        5.18%        3.70%          4.71%(b)
  Ratio of expenses to average net assets* ............        0.82%(b)       1.06%        1.01%        0.81%          1.03%(b)
  Ratio of net investment income to average net assets*        5.55%(b)       5.59%        4.78%        3.54%          4.26%(b)
  Portfolio Turnover (d) ..............................       19.81%         67.65%        2.91%      242.20%        109.96%

-------------------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  The Fund commenced operations on February 2, 1993.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements

================================================================================
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                    ULTRA SHORT-TERM INCOME FUND
                                                    ----------------------------------------------------------------
                                                                         CLASS A
                                                    ----------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                     YEARS ENDED JUNE 30,
                                                     DECEMBER 31,   -------------------------------------------------
                                                         1996            1996         1995       1994           1993(a)
                                                      ---------       --------    ---------    ---------     ----------
                                                     (Unaudited)
NET ASSET VALUE,
  BEGINNING OF PERIOD ............................   $     9.78       $   9.83    $   9.84    $   10.03     $    10.00
                                                     ----------       --------    --------    ---------     ----------

Investment Activities
   Net investment income .........................         0.29           0.58        0.52         0.36           0.14
   Net realized and unrealized gains (losses) from
      investments and futures ....................         0.05          (0.06)      (0.06)       (0.17)          0.03
                                                     ----------       --------    --------    ---------     ----------
      Total from Investment Activities ...........         0.34           0.52        0.46         0.19           0.17
                                                     ----------       --------    --------    ---------     ----------
Distributions
   Net investment income .........................        (0.29)         (0.57)      (0.46)       (0.34)         (0.14)
   In excess of net investment income ............         --             --         (0.01)       (0.04)          --
                                                     ----------       --------    --------    ---------     ----------
      Total Distributions ........................        (0.29)         (0.57)      (0.47)       (0.38)         (0.14)
                                                     ----------       --------    --------    ---------     ----------
NET ASSET VALUE,
  END OF PERIOD ..................................   $     9.83       $   9.78    $   9.83    $    9.84     $    10.03
                                                     ==========       ========    ========    =========     ==========

  Total Return (Excludes Sales Charge) ...........         3.48%(c)       5.42%       4.84%        1.95%          4.78%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .............   $    5,277       $  3,969    $  4,631    $  19,053     $    3,106
   Ratio of expenses to average net assets .......         0.57%(b)       0.70%       0.86%        0.89%          0.81%(b)
   Ratio of net investment income to average net
      assets .....................................         5.79%(b)       5.95%       4.88%        3.54%          4.47%(b)
   Ratio of expenses to average net assets* ......         1.21%(b)       1.41%       1.36%        1.14%          1.34%(b)
   Ratio of net investment income to average net
      assets* ....................................         5.15%(b)       5.24%       4.38%        3.29%          3.95%(b)
   Portfolio Turnover (d) ........................        19.81%         67.65%       2.91%      242.20%        109.96%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  The Fund commenced offering on March 10, 1993.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

================================================================================
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                   ULTRA SHORT-TERM INCOME FUND
                                                                  --------------------------------------------------
                                                                                         CLASS B
                                                                  --------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED               YEARS ENDED JUNE 30,
                                                                    DECEMBER 31,   ----------------------------------
                                                                       1996            1996         1995       1994(a)
                                                                     ---------       --------    ---------    ---------
                                                                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ........................................   $    9.76        $    9.84     $    9.86   $    9.98
                                                                 ---------        ---------     ---------   ---------
Investment Activities
   Net investment income .....................................        0.26             0.52          0.47        0.12
   Net realized and unrealized gains (losses) from investments
      and futures ............................................        0.04            (0.07)        (0.04)      (0.11)
                                                                 ---------        ---------     ---------   ---------
      Total from Investment Activities .......................        0.30             0.45          0.43        0.01
                                                                 ---------        ---------     ---------   ---------
Distributions
   Net investment income .....................................       (0.27)           (0.53)        (0.45)      (0.12)
   In excess of net investment income ........................        --               --            --         (0.01)
                                                                 ---------        ---------     ---------   ---------
      Total Distributions ....................................       (0.27)           (0.53)        (0.45)      (0.13)
                                                                 ---------        ---------     ---------   ---------
NET ASSET VALUE,
  END OF PERIOD ..............................................   $    9.79        $    9.76     $    9.84   $    9.86
                                                                 =========        =========     =========   =========

Total Return (Excludes Sales Charge) .........................        3.13%(c)         4.63%         4.77%      (0.09)%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .........................   $   1,675        $   1,144     $     160   $      15
   Ratio of expenses to average net assets ...................        1.22%(b)         1.20%         1.31%       1.41%(b)
   Ratio of net investment income to average net assets ......        5.15%(b)         5.45%         4.91%       3.49%(b)
   Ratio of expenses to average net assets* ..................        1.81%(b)         2.06%         1.96%       1.83%(b)
   Ratio of net investment income to average net assets* .....        4.56%(b)         4.59%         4.26%       3.07%(b)
   Portfolio Turnover (d) ....................................       19.81%           67.65%         2.91%     242.20%

-----------------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  The Fund commenced offering on January 14, 1994.
(b)  Annualized.
(c)  Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                              LIMITED VOLATILITY BOND FUND
                                               ------------------------------------------------------------------------------------
                                                                                        FIDUCIARY
                                              -------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                  ENDED                                       YEARS ENDED JUNE 30,
                                              DECEMBER 31,   ---------------------------------------------------------------------
                                                  1996            1996         1995          1994            1993          1992
                                               ---------       --------    ---------      --------         ----------     --------
                                              (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD .......................   $   10.42      $   10.53     $   10.33     $     10.87     $   10.72     $   10.26
                                                ---------      ---------     ---------     -----------     ---------     ---------
Investment Activities
   Net investment income ....................        0.32           0.64          0.60            0.54          0.61          0.70
   Net realized and unrealized gains (losses)
    from investments and futures ............        0.06          (0.11)         0.19           (0.45)         0.25          0.47
                                                ---------      ---------     ---------     -----------     ---------     ---------
    Total from Investment Activities ........        0.38           0.53          0.79            0.09          0.86          1.17
                                                ---------      ---------     ---------     -----------     ---------     ---------
Distributions
   Net investment income ....................       (0.32)         (0.64)        (0.59)          (0.55)        (0.62)        (0.70)
   In excess of net investment income .......        --             --            --             (0.02)         --            --
   Net realized gains .......................        --             --            --             (0.06)        (0.09)        (0.01)
                                                ---------      ---------     ---------     -----------     ---------     ---------
      Total Distributions ...................       (0.32)         (0.64)        (0.59)          (0.63)        (0.71)        (0.71)
                                                ---------      ---------     ---------     -----------     ---------     ---------

NET ASSET VALUE,
  END OF PERIOD .............................   $   10.48      $   10.42     $   10.53     $     10.33     $   10.87     $   10.72
                                                =========      =========     =========     ===========     =========     =========

Total Return (Excludes Sales Charge) ........        3.65%(b)       5.13%         7.96%           0.79%         8.27%        11.75%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ........   $ 589,229      $ 604,916     $ 410,746     $   447,394     $ 397,820     $ 301,907
   Ratio of expenses to average net assets ..        0.51%(a)       0.51%         0.52%           0.50%         0.56%         0.52%
   Ratio of net investment
      income to average net assets ..........        5.98%(a)       6.06%         5.82%           5.10%         5.70%         6.63%
   Ratio of expenses to average
      net assets* ...........................        0.81%(a)       0.82%         0.85%           0.85%         0.90%         1.04%
   Ratio of net investment
      income to average net assets* .........        5.68%(a)       5.75%         5.49%           4.75%         5.36%         6.11%
   Portfolio Turnover (c) ...................       21.27%         75.20%        76.43%          30.61%        40.28%        43.87%

-----------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Annualized.
(b)  Not annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           LIMITED VOLATILITY BOND FUND
                                       --------------------------------------------------------------------------------------
                                                                                     CLASS A
                                       --------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                     YEARS ENDED JUNE 30,
                                       DECEMBER 31,      --------------------------------------------------------------------
                                          1996              1996           1995           1994           1993         1992(a)
                                       ----------        ----------     ----------     ----------     ----------     --------
                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..............   $    10.41        $    10.52     $    10.32     $    10.87     $    10.72     $  10.61
                                       ----------        ----------     ----------     ----------     ----------     --------
Investment Activities
   Net investment income ...........         0.30              0.63           0.56           0.52           0.59         0.24
   Net realized and unrealized
      gains (losses) from
      investments and futures ......         0.07             (0.13)          0.21          (0.46)          0.24         0.13
                                       ----------        ----------     ----------     ----------     ----------     --------
      Total from Investment
        Activities .................         0.37              0.50           0.77           0.06           0.83         0.37
                                       ----------        ----------     ----------     ----------     ----------     --------
Distributions
   Net investment income ...........        (0.30)            (0.61)         (0.56)         (0.51)         (0.59)       (0.26)
   In excess of net investment
      income .......................           --                --          (0.01)         (0.04)            --           --
   Net realized gains ..............           --                --             --          (0.06)         (0.09)          --
                                       ----------        ----------     ----------     ----------     ----------     --------
      Total Distributions ..........        (0.30)            (0.61)         (0.57)         (0.61)         (0.68)       (0.26)

NET ASSET VALUE,
  END OF PERIOD ....................   $    10.48        $    10.41     $    10.52     $    10.32     $    10.87     $  10.72
                                       ==========        ==========     ==========     ==========     ==========     ========
Total Return (Excludes Sales
   Charge) .........................         3.60%(c)          4.86%          7.67%          0.49%          8.04%        9.84%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)   $   20,953        $   21,343     $   12,516     $   15,216     $   15,719     $    161
   Ratio of expenses to average net
      assets .......................         0.76%(b)          0.76%          0.77%          0.75%          0.76%        0.99%(b)
   Ratio of net investment income
      to average net assets ........         5.73%(b)          5.81%          5.57%          4.92%          5.35%        5.95%(b)
   Ratio of expenses to average net
      assets* ......................         1.15%(b)          1.17%          1.20%          1.20%          1.27%        1.29%(b)
   Ratio of net investment income
      to average net assets* .......         5.34%(b)          5.40%          5.14%          4.47%          4.84%        5.65%(b)
   Portfolio Turnover (d) ..........        21.27%            75.20%         76.43%         30.61%         40.28%       43.87%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class A Shares commenced offering on February 18, 1992.

(b)  Annualized.

(c)  Not annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                              LIMITED VOLATILITY BOND FUND
                                                                 ------------------------------------------------------
                                                                                       CLASS B
                                                                 ------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED                 YEARS ENDED JUNE 30,
                                                                 DECEMBER 31,
                                                                    1996             1996          1995       1994 (a)
                                                                 ---------        ---------     ---------     ---------
                                                                 (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ........................................   $   10.49        $   10.60     $   10.40     $   10.78
                                                                 ---------        ---------     ---------     ---------
Investment Activities
   Net investment income .....................................        0.27             0.55          0.53          0.17
   Net realized and unrealized gains (losses) from investments
      and futures ............................................        0.06            (0.10)         0.19         (0.37)
                                                                 ---------        ---------     ---------     ---------
      Total from Investment Activities .......................        0.33             0.45          0.72         (0.20)
                                                                 ---------        ---------     ---------     ---------
Distributions
   Net investment income .....................................       (0.27)           (0.56)        (0.52)        (0.15)
   In excess of net realized gains ...........................          --               --            --         (0.03)
                                                                 ---------        ---------     ---------     ---------
      Total Distributions ....................................       (0.27)           (0.56)        (0.52)        (0.18)
                                                                 ---------        ---------     ---------     ---------
NET ASSET VALUE,
  END OF PERIOD ..............................................   $   10.55        $   10.49     $   10.60     $   10.40
                                                                 =========        =========     =========     =========
Total Return (Excludes Sales Charge) .........................        3.18%(c)         4.28%         7.18%    (1.81)%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .........................   $   5,073        $   4,923     $   2,906     $   1,974
   Ratio of expenses to average net assets ...................        1.41%(b)         1.26%         1.28%         1.26%(b)
   Ratio of net investment income to average net assets ......        5.08%(b)         5.31%         5.10%         4.39%(b)
   Ratio of expenses to average net assets* ..................        1.81%(b)         1.82%         1.86%         1.86%(b)
   Ratio of net investment income to average net assets* .....        4.68%(b)         4.75%         4.52%         3.79%(b)
   Portfolio Turnover (d) ....................................       21.27%           75.20%        76.43%        30.61%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class B Shares commenced offering on January 14, 1994.

(b)  Annualized.

(c)  Not annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS





                                                                               LIMITED VOLATILITY
                                                                                    BOND FUND
                                                                             ------------------------
                                                                              SERVICE/RETIREMENT (a)
                                                                             ------------------------
                                                                               YEARS ENDED JUNE 30,
                                                                             ------------------------
                                                                               1995            1994
                                                                             --------        --------
NET ASSET VALUE,
  BEGINNING OF PERIOD ....................................................   $  10.38        $  10.78
                                                                             --------        --------
Investment Activities
   Net investment income .................................................       0.51            0.10
   Net realized and unrealized gains (losses) from investments and futures       0.19           (0.38)
                                                                             --------        --------
      Total from Investment Activities ...................................       0.70           (0.28)
                                                                             --------        --------
Distributions
   Net investment income .................................................      (0.49)          (0.08)
   In excess of net investment income ....................................         --           (0.04)
                                                                             --------        --------
      Total Distributions ................................................      (0.49)          (0.12)
                                                                             --------        --------
NET ASSET VALUE,
  END OF PERIOD ..........................................................   $  10.59        $  10.38
                                                                             ========        ========
Total Return (Excludes Sales Charge) .....................................     -      (a)       (2.59)%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .....................................   $      -        $     16
   Ratio of expenses to average net assets ...............................       1.32%(b)        1.26%(b)
   Ratio of net investment income to average net assets ..................       5.55%(b)        4.37%(b)
   Ratio of expenses to average net assets* ..............................       1.68%(b)        1.60%(b)
   Ratio of net investment income to average net assets* .................       5.20%(b)        4.03%(b)
   Portfolio Turnover (d) ................................................      76.43%          30.61%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement Shares." On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service shares transferred to Class A Shares, and as of June 30, 1996 and 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 6.90%.

(b)  Annualized.

(c)  Not annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                            INTERMEDIATE BOND FUND
                                       -------------------------------------------------------------------------------
                                                                                   FIDUCIARY
                                       -------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                              YEARS ENDED JUNE 30,
                                       DECEMBER 31,       ------------------------------------------------------------
                                          1996              1996         1995         1994         1993       1992 (a)
                                       -----------        --------     --------     --------     --------     --------
                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..............   $      9.84        $  10.01     $   9.72     $  10.51     $  10.09     $  10.00
                                       -----------        --------     --------     --------     --------     --------
Investment Activities
   Net investment income ...........          0.33            0.66         0.66         0.60         0.63         0.22
   Net realized and unrealized
      gains (losses) from
      investments and futures ......          0.12           (0.17)        0.29        (0.67)        0.42         0.08
                                       -----------        --------     --------     --------     --------     --------
      Total from Investment
        Activities .................          0.45            0.49         0.95        (0.07)        1.05         0.30
                                       -----------        --------     --------     --------     --------     --------
Distributions
   Net investment income ...........         (0.33)          (0.66)       (0.66)       (0.60)       (0.63)       (0.21)
   In excess of net investment
      income .......................            --              --           --        (0.02)          --           --
   Net realized gains ..............            --              --           --        (0.10)          --           --
                                       -----------        --------     --------     --------     --------     --------
      Total Distributions ..........         (0.33)          (0.66)       (0.66)       (0.72)       (0.63)       (0.21)
                                       -----------        --------     --------     --------     --------     --------
NET ASSET VALUE,
  END OF PERIOD ....................   $      9.96        $   9.84     $  10.01     $   9.72     $  10.51     $  10.09
                                       ===========        ========     ========     ========     ========     ========
Total Return (Excludes Sales
   Charge) .........................          4.60%(c)        4.95%       10.15%       (0.74)%      10.67%        3.00%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)   $   278,201        $230,812     $191,216     $ 98,483     $ 44,252     $ 23,457
   Ratio of expenses to average
      net assets ...................          0.52%(b)        0.54%        0.56%        0.32%        0.39%        0.36%(b)
   Ratio of net investment
      income to average net
      assets .......................          6.53%(b)        6.56%        6.88%        6.04%        6.14%        6.99%(b)
   Ratio of expenses to average
      net assets* ..................          0.81%(b)        0.87%        0.99%        0.87%        1.17%        1.33%(b)
   Ratio of net investment
      income to average net
      assets* ......................          6.24%(b)        6.23%        6.45%        5.49%        5.36%        6.02%(b)
   Portfolio Turnover (d) ..........         26.00%         101.06%       99.71%       85.62%       21.51%       11.74%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  The Fund commenced operations February 28, 1992

(b)  Annualized.

(c)  Not annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                INTERMEDIATE BOND FUND
                                                                  ------------------------------------------
                                                                                       CLASS A
                                                                  ------------------------------------------
                                                                    SIX MONTHS              YEARS ENDED
                                                                      ENDED                    JUNE 30,
                                                                    DECEMBER 31,       ---------------------
                                                                       1996                1996     1995 (a)
                                                                  ---------------      ----------  ---------
                                                                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ............................................   $   9.87          $    10.04  $    9.45
                                                                     --------          ----------  ---------
Investment Activities
   Net investment income .........................................       0.31                0.64       0.37
   Net realized and unrealized gains (losses) from investments and
      futures ....................................................       0.12               (0.17)      0.59
                                                                     --------          ----------  ---------
      Total from Investment Activities ...........................       0.43                0.47       0.96
                                                                     --------          ----------  ---------
Distributions
   Net investment income .........................................      (0.31)              (0.64)     (0.37)
                                                                     --------          ----------  ---------
      Total Distributions ........................................      (0.31)              (0.64)     (0.37)
                                                                     --------          ----------  ---------
NET ASSET VALUE,
  END OF PERIOD ..................................................   $   9.99          $     9.87  $   10.04
                                                                     ========          ==========  =========
Total Return (Excludes Sales Charge) .............................       4.46%(c)            4.77%     10.29%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .............................   $ 14,468             $13,706     $4,941
   Ratio of expenses to average net assets .......................       0.77%(b)            0.79%      0.83%(b)
   Ratio of net investment income to average net assets ..........       6.28%(b)            6.31%      6.64%(b)
   Ratio of expenses to average net assets* ......................       1.15%(b)            1.22%      1.66%(b)
   Ratio of net investment income to average net assets* .........       5.90%(b)            5.88%      5.81%(b)
   Portfolio Turnover (d) ........................................      26.00%             101.06%     99.71%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class A Shares commenced operations November 30, 1994.

(b)  Annualized.

(c)  Not annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                 INTERMEDIATE BOND FUND
                                                                     ----------------------------------------
                                                                                         CLASS B
                                                                     ----------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED            YEARS ENDED JUNE 30,
                                                                     DECEMBER 31,     -----------------------
                                                                        1996             1996        1995 (a)
                                                                     ---------        ---------     ---------
                                                                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ............................................   $    9.83        $   10.01     $    9.45
                                                                     ---------        ---------     ---------
Investment Activities
   Net investment income .........................................        0.28             0.58          0.23
   Net realized and unrealized gains (losses) from investments and
      futures ....................................................        0.13            (0.18)         0.56
                                                                     ---------        ---------     ---------
      Total from Investment Activities ...........................        0.41             0.40          0.79
                                                                     ---------        ---------     ---------

Distributions
   Net investment income .........................................       (0.28)           (0.58)        (0.23)
                                                                     ---------        ---------     ---------
      Total Distributions ........................................       (0.28)           (0.58)        (0.23)
                                                                     ---------        ---------     ---------
NET ASSET VALUE,
  END OF PERIOD ..................................................   $    9.96        $    9.83     $   10.01
                                                                     =========        =========     =========
Total Return (Excludes Sales Charge) .............................        4.23%(c)         4.10%         8.22%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .............................   $   7,716        $   6,077     $     266
   Ratio of expenses to average net assets .......................        1.42%(b)         1.44%         1.51%(b)
   Ratio of net investment income to average net assets ..........        5.63%(b)         5.66%         6.15%(b)
   Ratio of expenses to average net assets* ......................        1.82%(b)         1.87%         2.34%(b)
   Ratio of net investment income to average net assets* .........        5.23%(b)         5.23%         5.31%(b)
   Portfolio Turnover (d) ........................................       26.00%          101.06%        99.71%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  The Fund commenced operations on November 30, 1994.

(b)  Annualized.

(c)  Not annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

================================================================================
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      GOVERNMENT BOND FUND
                                                ---------------------------------------------------------------
                                                                           FIDUCIARY
                                                ---------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                       YEARS ENDED JUNE 30,
                                                DECEMBER 31,    -----------------------------------------------
                                                  1996            1996         1995         1994        1993 (a)
                                                --------        --------     --------     --------     --------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .......................   $   9.56        $   9.81     $   9.35     $  10.15     $  10.00
                                                --------        --------     --------     --------     --------
Investment Activities
   Net investment income ....................       0.31            0.62         0.62         0.51         0.20
   Net realized and unrealized gains (losses)
      from investments and futures ..........       0.15           (0.25)        0.46        (0.77)        0.15
                                                --------        --------     --------     --------     --------
      Total from Investment Activities ......       0.46            0.37         1.08        (0.26)        0.35
                                                --------        --------     --------     --------     --------
Distributions
   Net investment income ....................      (0.31)          (0.62)       (0.61)       (0.50)       (0.20)
   In excess of net investment income .......         --              --        (0.01)       (0.02)          --
   In excess of net realized gains ..........         --              --           --        (0.02)          --
                                                --------        --------     --------     --------     --------
      Total Distributions ...................      (0.31)          (0.62)       (0.62)       (0.54)       (0.20)
                                                --------        --------     --------     --------     --------
NET ASSET VALUE,
  END OF PERIOD .............................   $   9.71        $   9.56     $   9.81     $   9.35     $  10.15
                                                ========        ========     ========     ========     ========
Total Return (Excludes Sales Charge) ........       4.90%(c)        3.81%       12.04%       (2.73)%       9.03%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ........   $668,024        $677,326     $379,826     $209,692     $ 52,152
   Ratio of expenses to average net assets ..       0.63%(b)        0.68%        0.71%        0.68%        0.69%(b)
   Ratio of net investment income to
      average net assets ....................       6.42%(b)        6.34%        6.65%        5.13%        5.43%(b)
   Ratio of expenses to average net assets* .       0.66%(b)        0.69%        0.73%        0.71%        1.05%(b)
   Ratio of net investment income to
      average net assets* ...................       6.39%(b)        6.33%        6.63%        5.10%        5.07%(b)
   Portfolio Turnover (d) ...................      22.24%          62.70%      106.14%      377.78%      139.24%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  The Fund commenced offering on February 8, 1993.

(b)  Annualized.

(c)  Not annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      GOVERNMENT BOND FUND
                                               ----------------------------------------------------------------
                                                                             CLASS A
                                               ----------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                      YEARS ENDED JUNE 30,
                                               DECEMBER 31,     -----------------------------------------------
                                                  1996            1996         1995         1994       1993 (a)
                                                --------        --------     --------     --------     --------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .......................   $   9.56        $   9.81     $   9.35     $  10.17     $  10.22
                                                --------        --------     --------     --------     --------
Investment Activities
   Net investment income ....................       0.30            0.60         0.61         0.48         0.17
   Net realized and unrealized gains (losses)
      from investments and futures ..........       0.15           (0.25)        0.45        (0.79)       (0.05)
                                                --------        --------     --------     --------     --------
      Total from Investment Activities ......       0.45            0.35         1.06        (0.31)        0.12
                                                --------        --------     --------     --------     --------
Distributions
   Net investment income ....................      (0.30)          (0.60)       (0.59)       (0.47)       (0.17)
   In excess of net investment income .......         --              --        (0.01)       (0.02)          --
   In excess of net realized gains ..........         --              --           --        (0.02)          --
                                                --------        --------     --------     --------     --------
      Total Distributions ...................      (0.30)          (0.60)       (0.60)       (0.51)       (0.17)
                                                --------        --------     --------     --------     --------
NET ASSET VALUE,
  END OF PERIOD .............................   $   9.71        $   9.56     $   9.81     $   9.35     $  10.17
                                                ========        ========     ========     ========     ========
Total Return (Excludes Sales Charge) ........       4.77%(c)        3.58%       11.84%       (3.16)%       5.35%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ........   $ 37,606        $ 38,800     $  8,130     $  1,690     $    840
   Ratio of expenses to average net assets ..       0.88%(b)        0.93%        0.97%        0.92%        0.95%(b)
   Ratio of net investment income to average
      net assets ............................       6.17%(b)        6.09%        6.46%        4.84%        5.56%(b)
   Ratio of expenses to average net assets* .       1.01%(b)        1.04%        1.09%        1.05%        1.44%(b)
   Ratio of net investment income to average
      net assets* ...........................       6.04%(b)        5.98%        6.34%        4.71%        5.07%(b)
   Portfolio Turnover (d) ...................      22.24%          62.70%      106.14%      377.78%      139.24%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class A Shares commenced offering on March 5, 1993.

(b)  Annualized.

(c)  Not annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

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THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   GOVERNMENT BOND FUND
                                                                ---------------------------------------------------
                                                                                          CLASS B
                                                                ---------------------------------------------------
                                                                SIX MONTHS
                                                                  ENDED                YEARS ENDED JUNE 30,
                                                                DECEMBER 31,     ----------------------------------
                                                                   1996            1996         1995       1994 (a)
                                                                ------------     --------     --------     --------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ........................................   $   9.56        $   9.81     $   9.35     $  10.04
                                                                 --------        --------     --------     --------
Investment Activities
   Net investment income .....................................       0.27            0.54         0.55         0.18
   Net realized and unrealized gains (losses) from investments
      and futures ............................................       0.15           (0.25)        0.46        (0.69)
                                                                 --------        --------     --------     --------
      Total from Investment Activities .......................       0.42            0.29         1.01        (0.51)
                                                                 --------        --------     --------     --------
Distributions
   Net investment income .....................................      (0.27)          (0.54)       (0.55)       (0.16)
   In excess of net investment income ........................         --              --           --        (0.02)
   In excess of net realized gains ...........................         --              --           --           --
                                                                 --------        --------     --------     --------
      Total Distributions ....................................      (0.27)          (0.54)       (0.55)       (0.18)
                                                                 --------        --------     --------     --------
NET ASSET VALUE,
  END OF PERIOD ..............................................   $   9.71        $   9.56     $   9.81     $   9.35
                                                                 ========        ========     ========     ========
Total Return (Excludes Sales Charge) .........................       4.43%(c)        2.95%       11.20%       (4.99%)(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .........................   $ 11,316        $ 10,782     $  2,513     $    656
   Ratio of expenses to average net assets ...................       1.53%(b)        1.58%        1.62%        1.52%(b)
   Ratio of net investment income to average net assets ......       5.52%(b)        5.44%        5.76%        4.60%(b)
   Ratio of expenses to average net assets* ..................       1.66%(b)        1.69%        1.74%        1.63%(b)
   Ratio of net investment income to average net assets* .....       5.39%(b)        5.33%        5.64%        4.49%(b)
   Portfolio Turnover (d) ....................................      22.24%          62.70%      106.14%      377.78%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class B Shares commenced offering on January 14, 1994.

(b)  Annualized.

(c)  Not annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

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THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         GOVERNMENT BOND
                                                                              FUND
                                                                        ---------------------
                                                                        SERVICE/RETIREMENT(a)
                                                                        ---------------------
                                                                             YEAR ENDED
                                                                           JUNE 30, 1995
                                                                        ---------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ....................................................   $  9.32
                                                                             -------
Investment Activities
   Net investment income .................................................      0.44
   Net realized and unrealized gains (losses) from investments and futures      0.46
                                                                             -------
      Total from Investment Activities ...................................      0.90
                                                                             -------
Distributions
   Net investment income .................................................     (0.44)
                                                                             -------
      Total Distributions ................................................     (0.44)
                                                                             -------
NET ASSET VALUE,
  END OF PERIOD ..........................................................   $  9.78
                                                                             =======
Total Return (Excludes Sales Charge) .....................................        --(a)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .....................................   $    --
   Ratio of expenses to average net assets ...............................      1.64%(b)
   Ratio of net investment income to average net assets ..................      6.65%(b)
   Ratio of expenses to average net assets* ..............................      1.66%(b)
   Ratio of net investment income to average net assets* .................      6.62%(b)
   Portfolio Turnover (c) ................................................    106.14%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Service Shares commenced offering on July 15, 1994 when they were designated as "Retirement Shares". On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service shares transferred to Class A Shares, and as of June 30, 1996 and 1995, there were no shareholders in the Service Class. The return for the period from July 15, 1994 to June 1, 1995 for the Service Shares was 9.59%.

(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                               INCOME BOND FUND
                                       ----------------------------------------------------------------------------
                                                                                   FIDUCIARY
                                       ----------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                         YEARS ENDED JUNE 30,
                                       DECEMBER 31,    ------------------------------------------------------------
                                         1996            1996         1995         1994         1993         1992
                                       --------        --------     --------     --------     --------     --------
                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..............   $   9.33        $   9.54     $   9.23     $  10.43     $  10.18     $   9.59
                                       --------        --------     --------     --------     --------     --------
Investment Activities
   Net investment income ...........       0.32            0.65         0.64         0.54         0.66         0.71
   Net realized and unrealized
      gains (losses) from
      investments and futures ......       0.13           (0.21)        0.35        (0.74)        0.38         0.59
                                       --------        --------     --------     --------     --------     --------
      Total from Investment
        Activities .................       0.45            0.44         0.99        (0.20)        1.04         1.30
                                       --------        --------     --------     --------     --------     --------
Distributions
   Net investment income ...........      (0.32)          (0.65)       (0.64)       (0.57)       (0.66)       (0.71)
   Net realized gains ..............         --              --        (0.04)       (0.43)       (0.13)          --
                                       --------        --------     --------     --------     --------     --------
      Total Distributions ..........      (0.32)          (0.65)       (0.68)       (1.00)       (0.79)       (0.71)
                                       --------        --------     --------     --------     --------     --------
NET ASSET VALUE,
  END OF PERIOD ....................   $   9.46        $   9.33     $   9.54     $   9.23     $  10.43     $  10.18
                                       ========        ========     ========     ========     ========     ========
Total Return (Excludes Sales
   Charge) .........................       4.92%(b)        4.62%       11.29%       (2.54)%      10.62%       13.85%

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)   $584,762        $520,239     $474,124     $560,071     $483,291     $376,898
   Ratio of expenses to average
      net assets ...................       0.59%(a)        0.59%        0.59%        0.53%        0.56%        0.49%
   Ratio of net investment
      income to average net
      assets .......................       6.78%(a)        6.76%        6.94%        5.35%        6.44%        7.18%
   Ratio of expenses to average
      net assets* ..................       0.79%(a)        0.81%        0.86%        0.85%        0.90%        1.04%
   Ratio of net investment
      income to average net
      assets* ......................       6.58%(a)        6.54%        6.67%        5.03%        6.10%        6.63%
   Portfolio Turnover (c) ..........      21.77%          95.52%      262.25%      131.04%      143.52%       32.50%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Annualized.

(b)  Not annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            CLASS A
                                      -----------------------------------------------------------------------------
                                                                        INCOME BOND FUND
                                      -----------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                               YEARS ENDED JUNE 30,
                                      DECEMBER 31,     ------------------------------------------------------------
                                         1996            1996         1995         1994         1993       1992 (a)
                                      ------------     --------     --------     --------     --------     --------
                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ..............   $   9.32        $   9.54     $   9.22     $  10.43     $  10.16     $  10.06
                                       --------        --------     --------     --------     --------     --------
Investment Activities
   Net investment income ...........       0.31            0.63         0.61         0.52         0.63         0.26
   Net realized and unrealized
      gains (losses) from
      investments and futures ......       0.13           (0.23)        0.36        (0.75)        0.41         0.11
                                       --------        --------     --------     --------     --------     --------
      Total from Investment
        Activities .................       0.44            0.40         0.97        (0.23)        1.04         0.37
                                       --------        --------     --------     --------     --------     --------
Distributions
   Net investment income ...........      (0.31)          (0.62)       (0.60)       (0.55)       (0.64)       (0.27)
   In excess of net investment
      income .......................         --              --        (0.01)          --           --           --
   Net realized gains ..............         --              --        (0.04)       (0.43)       (0.13)          --
                                       --------        --------     --------     --------     --------     --------
      Total Distributions ..........      (0.31)          (0.62)       (0.65)       (0.98)       (0.77)       (0.27)
                                       --------        --------     --------     --------     --------     --------
NET ASSET VALUE,
  END OF PERIOD ....................   $   9.45        $   9.32     $   9.54     $   9.22     $  10.43     $  10.16
                                       ========        ========     ========     ========     ========     ========
Total Return (Excludes Sales
   Charge) .........................       4.79%(c)        4.26%       10.90%       (2.33)%      10.58%       10.16%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)   $ 12,527        $ 10,127     $  6,796     $  5,347     $  7,064     $    188
   Ratio of expenses to average net
      assets .......................       0.84%(b)        0.84%        1.01%        0.78%        0.77%        0.97%(b)
   Ratio of net investment income
      to average net assets ........       6.53%(b)        6.51%        6.57%        5.25%        6.12%        6.58%(b)
   Ratio of expenses to average net
      assets* ......................       1.14%(b)        1.16%        1.38%        1.20%        1.26%        1.27%(b)
   Ratio of net investment income
      to average net assets* .......       6.23%(b)        6.19%        6.20%        4.83%        5.63%        6.28%(b)
   Portfolio Turnover (d) ..........      21.77%          95.52%      262.25%      131.04%      143.52%       32.50%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class A commenced offering on February 18, 1992.

(b)  Annualized.

(c)  Not annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    INCOME BOND FUND
                                                           -------------------------------------------------------
                                                                                        CLASS B
                                                           -------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                 YEARS ENDED JUNE 30,
                                                            DECEMBER 31,     -------------------------------------
                                                               1996             1996          1995       1994 (a)
                                                           -------------     ---------     ---------     ---------
                                                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ...................................   $    9.40        $    9.62     $    9.29     $    9.97
                                                            ---------        ---------     ---------     ---------
Investment Activities
   Net investment income ................................        0.28             0.56          0.56          0.17
   Net realized and unrealized gains (losses) from
      investments and futures ...........................        0.14            (0.21)         0.38         (0.70)
                                                            ---------        ---------     ---------     ---------
      Total from Investment Activities ..................        0.42             0.35          0.94         (0.53)
                                                            ---------        ---------     ---------     ---------
Distributions
   Net investment income ................................       (0.28)           (0.57)        (0.57)        (0.15)
   Net realized gains ...................................          --               --         (0.04)           --
                                                            ---------        ---------     ---------     ---------
      Total Distributions ...............................       (0.28)           (0.57)        (0.61)        (0.15)
                                                            ---------        ---------     ---------     ---------
NET ASSET VALUE,
  END OF PERIOD .........................................   $    9.54        $    9.40     $    9.62     $    9.29
                                                            =========        =========     =========     =========
Total Return (Excludes Sales Charge) ....................        4.56%(c)         3.65%        10.63%    (5.29)%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ....................   $   9,075        $   6,110     $   1,887     $     723
   Ratio of expenses to average net assets ..............        1.49%(b)         1.49%         1.49%         1.45%(b)
   Ratio of net investment income to average net assets .        5.88%(b)         5.86%         6.16%         5.20%(b)
   Ratio of expenses to average net assets* .............        1.81%(b)         1.81%         1.86%         1.84%(b)
   Ratio of net investment income to average net assetss*        5.56%(b)         5.54%         5.80%         4.81%(b)
   Portfolio Turnover (d) ...............................       21.77%           95.52%       262.25%       131.04%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class B Shares commenced offering on January 17, 1994.

(b)  Annualized.

(c)  Not annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

================================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 INCOME BOND FUND
                                                                             ------------------------
                                                                              SERVICE/RETIREMENT (a)
                                                                             ------------------------
                                                                               YEARS ENDED JUNE 30,
                                                                             ------------------------
                                                                               1995            1994
                                                                             --------        --------
NET ASSET VALUE,
  BEGINNING OF PERIOD ....................................................   $   9.05        $   9.97
                                                                             --------        --------
Investment Activities
   Net investment income .................................................       0.49            0.12
   Net realized and unrealized gains (losses) from investments and futures       0.40           (0.94)
                                                                             --------        --------
      Total from Investment Activities ...................................       0.89           (0.82)
                                                                             --------        --------
Distributions
   Net investment income .................................................      (0.51)          (0.10)
   Net realized gains ....................................................      (0.04)             --
                                                                             --------        --------
      Total Distributions ................................................      (0.55)          (0.10)
                                                                             --------        --------
NET ASSET VALUE,
  END OF PERIOD ..........................................................   $   9.39        $   9.05
                                                                             ========        ========
Total Return (Excludes Sales Charge) .....................................           (a)        (8.24%)(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .....................................   $     --        $     57
   Ratio of expenses to average net assets ...............................       1.24%(b)        1.30%(b)
   Ratio of net investment income to average net assets ..................       5.85%(b)        5.28%(b)
   Ratio of expenses to average net assets* ..............................       1.53%(b)        1.59%(b)
   Ratio of net investment income to average net assets* .................       5.57%(b)        4.99%(b)
   Portfolio Turnover (d) ................................................     262.25%         131.04%

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement Shares". On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service shares transferred to Class A Shares, and as of June 30, 1995 and 1996, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 9.93%.

(b)  Annualized.

(c)  Not annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------


THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



PRINCIPAL                   SECURITY                                    MARKET
 AMOUNT                   DESCRIPTION                                    VALUE
--------- ------------------------------------------------------------- -------
MUNICIPAL BONDS (104.1%):
Alaska (1.2%):
 $1,000   Anchorage, GO, 6.00%, 10/1/10, FGIC..........................$ 1,074
  1,250   Anchorage, GO, 5.00%, 10/1/15, FGIC..........................  1,187
  1,115   North Slope Boro, GO, Series B, 0.00%,
            6/30/04....................................................    763
                                                                        ------
                                                                         3,024
                                                                        ------
Arizona (4.8%):
  1,000   Educational Loan Marketing Corp., 7.30%,
            9/1/03, MBIA...............................................  1,066
  1,000   Educational Loan Marketing Corp., 7.35%,
            9/1/04, MBIA**.............................................  1,065
    775   Educational Loan Marketing Corp., 7.38%,
            9/1/05, MBIA**.............................................    824
  1,795   Maricopa County Greenery Apartments,
            Series A, 5.85%, 1/1/08....................................  1,805
  1,400   Maricopa County School District #28, GO,
            Series B, 0.00%, 1/1/05, FGIC..............................    940
  1,000   Maricopa County Unified School District
            #097 Deer Valley, GO, 5.10%, 7/1/06,
            FGIC**.....................................................  1,019
  1,500   Phoenix Airport Revenue, Series D, 6.00%,
            7/1/06, AMT, MBIA..........................................  1,604
  1,295   Tucson Individual Development Authority,
            5.20%, 12/20/06, MFHR, Los Portales,
            GNMA.......................................................  1,293
  2,475   Tucson Water Revenue, 5.50%, 7/1/14..........................  2,497
                                                                        ------
                                                                        12,113
                                                                        ------
California (3.5%):
  1,250   Housing Finance Agency Revenue,
            Series G, 5.70%, 8/1/07, AMT, MBIA.........................  1,274
  3,580   Orange County Airport, 5.50%, 7/1/11,
            AMT, MBIA..................................................  3,481
  3,000   Sacramento Municipal Utilities, 5.40%,
            11/15/06, FSA..............................................  3,061
  1,000   San Francisco City & County Airports
            Common International Airport Revenue, 6.30%,
          5/1/11, AMBAC................................................  1,070
                                                                        ------
                                                                         8,886
                                                                        ------
Colorado (7.3%),:
  3,290   Arapahoe County Capital Improvements,
            Project E-470, 0.00%, 8/31/03..............................  2,277
  1,135   Arapahoe County School District #001
            Englewood, GO, 0.00%, 11/1/09, FSA.........................    574
  1,580   Boulder County Revenue, NCAR Project,
            6.90%, 12/1/07.............................................  1,728
  2,000   Denver City & County Airport Revenue,
            Series B, 5.75%, 11/15/09, AMT,............................  2,048
  1,160   Denver City & County Airport, Series C,
            5.10%, 11/15/01, AMT, MBIA.................................  1,162


MUNICIPAL BONDS, CONTINUED
Colorado, continued
 $9,750   Denver City & County School District #1,
            GO, Series A, 0.00%, 12/1/06...............................$ 5,832
    275   Housing Finance Authority, 5.63%, 5/1/04,
            SFMR.......................................................    280
  3,220   Housing Finance Authority, GO, Series A,
            6.40%, 8/1/06..............................................  3,359
  1,300   Larimer Weld & Boulder Counties School,
            5.10%, 12/15/09, FGIC......................................  1,292
                                                                        ------
                                                                        18,552
                                                                        ------






Connecticut (2.3%):
  1,000   Bridgeport, GO, 6.50%, 9/1/08, AMBAC.........................  1,114
  2,475   State, GO, Series B, 6.00%, 10/1/05..........................  2,689
  1,060   State, Special Tax, Series B, 5.38%,
            10/1/09, MBIA..............................................  1,076
  1,000   State, Special Tax, Series B, 5.40%,
            10/1/10....................................................  1,008
                                                                        ------
                                                                         5,887
                                                                        ------
District of Columbia (0.4%):
  1,000   Hospital Medlantic, Series B, 6.50%,
            8/15/02, MBIA..............................................  1,087
                                                                        ------
Florida (3.6%):
  1,300   Broward County Housing Authority, 5.55%,
            7/1/09, GNMA...............................................  1,321
  1,000   Dade County Aviation Revenue, Series A,
            6.00%, 10/1/08, AMBAC......................................  1,078
  1,785   Dade County Housing Finance Authority
            Mortgage, 6.50%, 7/1/22, FHA...............................  1,815
  2,000   Escambia County Housing Finance
            Authority, Multifamily Housing Revenue,
            5.75%, 4/1/04, GNMA .......................................  2,023
  1,185   Indian River County Hospital, 5.95%,
            10/1/09, FSA...............................................  1,221
  1,285   Indian River County Hospital, 6.00%,
            10/1/10, FSA...............................................  1,327
    555   Tampa Water & Sewer, 0.00%, 10/1/05,
            ETM........................................................    369
                                                                        ------
                                                                         9,154
                                                                        ------
Georgia (1.6%):
  1,000   Atlanta Airport Facilities Revenue,
            Series A, 6.50%, 1/1/07, AMBAC.............................  1,124
  1,500   Atlanta Airport Facilities, 6.50%, 1/1/08,
            AMBAC......................................................  1,686
  1,215   Columbus Water & Sewer Revenue, 6.30%,
            5/1/06, FGIC...............................................  1,320
                                                                        ------
                                                                         4,130
                                                                        ------



CONTINUED

--------------------------------------------------------------------------------


THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



PRINCIPAL                   SECURITY                                    MARKET
 AMOUNT                   DESCRIPTION                                    VALUE
--------- ------------------------------------------------------------- -------
MUNICIPAL BONDS, continued:
 Hawaii (1.4%):
 $2,000   Honolulu City & County, Series A, 7.35%,
            7/1/08.....................................................$ 2,385
  1,000   Honolulu City & County, GO, Series A,
            5.60%, 4/1/07..............................................  1,055
                                                                        ------
                                                                         3,440
                                                                        ------
Idaho (2.4%):
  1,000   Boise State University, 5.20%, 4/1/10........................    988
  1,050   Student Loan Fund Marketing Assoc. Inc.,
            Student Loan Revenue, 6.25%, 4/1/98........................  1,059
  2,000   Student Loan Fund Marketing Assoc. Inc.,
            Student Loan Revenue, 6.40%, 10/1/99.......................  2,041
    705   Student Loan Fund Marketing Assoc. Inc.,
            5.88%, 4/1/99..............................................    714
  1,300   University of Idaho, 5.75%, 4/1/06...........................  1,385
                                                                        ------
                                                                         6,187
                                                                        ------
Illinois (5.6%):
  1,000   Chicago Metro Water Reclamation
            District-Greater Chicago Capital
            Improvements, GO, 7.25%, 12/1/12 ..........................  1,201
  4,245   Chicago Metro Water Reclamation
            District-Greater Chicago Capital
            Improvements, GO, 6.25%, 12/1/14 ..........................  4,467
  3,045   Chicago Park District, GO, 6.35%,
            11/15/08,..................................................  3,341
  1,450   Chicago Residual Revenue, 0.00%, 10/1/09,
            MBIA.......................................................    619
  1,010   Evanston Residential Mortgage, 6.38%,
            1/1/09 AMBAC...............................................  1,062
  1,645   Health Facilities Authority Revenue, 6.13%,
            11/15/07, MBIA.............................................  1,768
    590   Health Facilities Authority Revenue, 7.90%,
            8/15/03, MBIA..............................................    604
  1,000   State, GO, 6.25%, 12/1/01....................................  1,022
                                                                        ------
                                                                        14,084
                                                                        ------
Indiana (2.1%):
  1,000   Fort Wayne Hospital Authority, Parkview
            Memorial Hospital Project, Series A,
            7.50%, 11/15/11, FGIC .....................................  1,095
  2,870   Indianapolis Economic Development
            Revenue, 6.38%, 12/1/04, Knob-in-the-
            Woods Project, AMT ........................................  3,044
  1,000   State Vocational Technical College
            Building Facilities Fee, 6.50%, 7/1/07,
            AMBAC......................................................  1,119
                                                                        ------
                                                                         5,258
                                                                        ------

MUNICIPAL BONDS, CONTINUED:

Iowa (1.3%):
 $1,610   Finance Authority Single Family
            Mortgage, Series F, 6.15%, 7/1/04,
            AMBAC......................................................$ 1,655
  1,500   Student Loan Liquidity Corp., Student
            Loan Revenue, Series C, 6.50%, 12/1/99,
            AMBAC......................................................  1,575
                                                                        ------
                                                                         3,230
                                                                        ------
Kansas (1.9%):
  2,875   Shawnee Multifamily Housing, Haverford
            West Apts. Project, 5.40%, 12/1/26.........................  2,879
  1,750   Wichita Hospital Revenue, St. Francis
            Regional Hospital, 6.25%, 10/1/10, MBIA....................  1,843
                                                                        ------
                                                                         4,722
                                                                        ------
Kentucky (1.1%):
  1,000   Lexington-Fayette Urban County
            Government, Series A1, 6.75%, 11/20/06.....................  1,070
  3,325   State Turnpike Authority Economic
            Development, 0.00%, 1/1/10, FGIC...........................  1,657
                                                                        ------
                                                                         2,727
                                                                        ------
Louisiana (0.1%):
    257   Housing Agency Mortgage Revenue,
            7.80%, 12/1/09, GNMA.......................................    287
                                                                        ------
Maine (0.2%):
    535   State Street Housing Preservation Corp.,
            100 State Street Project, 7.20%, 1/1/02....................    561
                                                                        ------
Maryland (1.1%):
  1,150   Anne Arundel County, GO, Series B,
            7.70%, 3/15/06, AMT........................................  1,245
  1,465   Worcester, GO, Series A, 6.10%, 5/1/08,
            MBIA.......................................................  1,583
                                                                        ------
                                                                         2,828
                                                                        ------
Massachusetts (0.3%):
    795   Education Loan Authority, 7.25%, 1/1/09, AMT,
            MBIA.......................................................    846
                                                                        ------
Michigan (3.3%):
    780   Detroit Convention Facilities, 5.25%,
            9/30/12....................................................    736
  2,000   Grand Rapids Community College, 5.38%,
            5/1/16, MBIA...............................................  1,956
  2,000   State Hospital Finance Authority Revenue,
            Mercy Mount Clemens Corp., 6.25%, 5/15/11..................  2,070
  1,500   State Hospital Financial Authority,
            Series A, 8.10%, 10/1/13...................................  1,699
    965   Warren Michigan Building Authority,
            5.45%, 11/1/14, FGIC.......................................    957




CONTINUED

--------------------------------------------------------------------------------


THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



PRINCIPAL                   SECURITY                                    MARKET
 AMOUNT                   DESCRIPTION                                    VALUE
--------- ------------------------------------------------------------- -------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
   $970   Warren Building Authority, 5.45%, 11/1/16,
            FGIC.......................................................$   955
                                                                        ------
                                                                         8,373
                                                                        ------
Minnesota (1.8%):
  1,500   Northern Municipal Power Agency,
            Minnesota Electric, Series A, 5.90%,
            1/1/07, AMBAC..............................................  1,592
  3,000   University of Minnesota, 5.50%, 7/1/09.......................  3,049
                                                                        ------
                                                                         4,641
                                                                        ------
Missouri (1.4%):
  1,895   Carthage Waterworks & Wastewater
            Treatment Systems, 6.30%, 7/1/09,
            MBIA**.............................. ......................  2,029
  1,540   Kansas City Industrial Development
            Authority, Multifamily Housing Revenue,
            Series A, Mews Apt. Project, 5.63%,
            7/1/05, AMT................................................  1,585
                                                                        ------
                                                                         3,614
                                                                        ------
Montana (0.9%):
  1,000   State Long-Range Building Project,
             Series D, 5.25%, 8/1/08...................................  1,023
  1,380   University of Montana University Higher
             Education, Series D, 5.38%, 05/15/15,
             MBIA......................................................  1,366
                                                                        ------
                                                                         2,389
                                                                        ------
Nebraska (0.9%):
  2,250   Higher Education Loan Program,
            Series A-6, 5.90%, 6/1/03, AMT.............................  2,331
                                                                        ------
Nevada (2.5%):
  2,000   Las Vegas, Sewer Revenue, 6.60%,
            10/1/12, FGIC..............................................  2,225
  1,000   State Municipal Bond Bank Project
            #20-23A, GO, 7.00%, 7/1/01, ETM............................  1,044
  3,010   Washoe County School District, GO, 6.13%,
            8/1/07, MBIA...............................................  3,187
                                                                        ------
                                                                         6,456
                                                                        ------
New Hampshire (0.5%):
  1,225   Higher Education & Health Facilities
            Authority Revenue, 6.25%, 1/1/06,
            Connie Lee.................................................  1,306
                                                                        ------
New Mexico (5.3%):
  1,000   Albuquerque, 6.50%, 7/1/11, AMT,
            AMBAC**....................................................  1,080
  3,000   Albuquerque Gross Receipts, 5.38%,
            7/1/01.....................................................  3,016

MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $1,195   Educational Assistance Foundation,
            Student Loan Revenue, Series A, 6.45%,
            4/1/99, AMT, AMBAC ........................................$ 1,243
  2,070   Educational Assistance Foundation,
            Student Loan Revenue, Series A, 6.55%,
            4/1/00, AMT,  AMBAC .......................................  2,180
  5,455   Educational Assistance Foundation,
            Student Loan Revenue, Series A, 6.85%,
              4/1/05, AMT, AMBAC ......................................  5,881
                                                                        ------
                                                                        13,400
                                                                        ------






Ohio (1.1%):
  1,000   Cuyahoga County Hospital Revenue,
            University Hospital Health System,
            Series 96B, 6.00%, 1/15/05 ................................  1,076
  1,600   Eaton Industrial Development, Baxter Intl.
            Project, 6.50%, 12/1/12....................................  1,705
                                                                        ------
                                                                         2,781
                                                                        ------
Oregon (5.2%):
    845   Eugene Public Safety Facilities, GO, 6.00%,
            6/1/06.....................................................    917
  2,800   Hillsboro Hospital Facility Authority,
            Tuality Hospital, 5.75%, 10/1/12...........................  2,697
  2,350   Jackson County School District #5
            Ashland, GO, 5.70%, 6/1/07, FSA............................  2,490
  1,250   Lane County School District #52 Bethel,
            GO, 6.00%, 6/1/06, FSA.....................................  1,357
  2,000   Multnomah County School District #1J,
            5.00%, 6/1/04, MBIA........................................  2,041
  1,435   Port Portland Airport Revenue, Series 7-A,
            6.75%, MBIA, 7/1/09........................................  1,563
  2,075   Washington County School District #88,
            GO, 6.10%, 6/1/05, FSA.....................................  2,257
                                                                        ------
                                                                        13,322
                                                                        ------
Pennsylvania (5.2%):
  3,500   Allegheny County, Series C-34, 0.00%,
            2/15/02, MBIA..............................................  3,753
  1,600   Dauphin County Industrial Development
            Authority, Pollution Control Revenue,
            6.00%, 1/1/08, MBIA .......................................  1,601
  2,750   Indiana County Industrial Development
            Authority, Pollution Control Revenue,
            6.00%, 6/1/06, MBIA .......................................  2,976
  2,500   Philadelphia Water & Waste, 5.65%,
            6/15/12, AMBAC.............................................  2,470
  2,350   Philadelphia Airport Revenue, Series A, 5.50%,
            6/15/05, AMT, FGIC.........................................  2,438
                                                                        ------
                                                                        13,238
                                                                        ------



CONTINUED

--------------------------------------------------------------------------------


THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



PRINCIPAL                   SECURITY                                    MARKET
 AMOUNT                   DESCRIPTION                                    VALUE
--------- ------------------------------------------------------------- -------
MUNICIPAL BONDS, continued:
Rhode Island (0.4%):
  $1,000   Housing & Mortgage Finance Corp.,
             Series 15-B, 6.20%, 10/1/06...............................$ 1,040
                                                                        ------
South Carolina (5.2%):
   2,000   Beaufort County School District, GO
             5.13%, 3/1/09, MBIA.......................................  1,988
   1,760   Greenville School Public Facilities,
             Series B 5.60%, 3/1/10, AMBAC.............................  1,791
   1,365   Greenville Parking Facility, 5.55%, 6/1/17,
             AMBAC.....................................................  1,355
     990   Hilton Head Island, GO, 5.40%, 8/1/08,
             MBIA......................................................  1,020
   1,045   Hilton Head Island, GO, 5.50%, 8/1/09,
             MBIA......................................................  1,080
   1,000   Piedmont Municipal Power Agency
             Electric Revenue, Series A, 7.25%,
             1/1/22, Prerefunded 9/1/02 @102 ..........................  1,015
   1,800   Richland County School District, 5.00%,
             3/1/10....................................................  1,759
   2,000   State Highway, Series B 5.63%, 7/1/09.......................  2,098
   1,000   York County School District #3, GO, 5.40%,
             3/1/08**..................................................  1,028
                                                                        ------
                                                                        13,134
                                                                        ------

South Dakota (0.9%):
     925   Student Loan Assistance Corp., Series A,
             8.00%, 8/1/98.............................................    981
   1,255   Student Loan Assistance Corp., Student
             Loan Revenue, 7.63%, 8/1/06, AMT,
             MBIA......................................................  1,340
                                                                        ------
                                                                         2,321
                                                                        ------
Tennessee (0.4%):
   1,050   Chattanooga-Hamilton County Hospital
             Authority, Hospital Revenue, 5.63%,
             10/1/09, FSA..............................................  1,090

Texas 10.1%):
   2,800   Austin Housing Finance Corp.,
             Single Family Mortgage Revenue, 0.00%,
             12/1/11, MBIA.............................................  1,195
   1,000   Austin Utility Systems Revenue, 0.00%,
             5/15/08, MBIA.............................................    546
   5,000   Coastal Bend Health Facilities, Incarnate
             Word Health Services, 5.93%, 11/15/13,
             AMBAC*....................................................  5,081
   2,000   Grand Prairie Health Facilities, 6.50%,
             11/1/04...................................................  2,209
   5,000   Harris County Capital Appreciation-Toll
             Rd Sub Lien-A, GO, 0.00%, 8/15/03,
             MBIA......................................................  3,631
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
  $1,455   Health Facilities Development Corp.
             Hospital Revenue, All Saints Episcopal
             Hospital, 6.25%, 8/15/12, MBIA ...........................$ 1,541
   1,120   Housing Agency Residential Development
             Revenue, Series D, 8.40%, 1/1/21, AMT.....................  1,174
   4,925   Hurst Euless Bedford Independent School
             District, GO, 0.00%, 8/15/09..............................  2,483
   1,000   Municipal Power Agency Revenue, 6.10%,
             9/1/08, ETM...............................................  1,091
   1,500   Panhandle-Plains Higher Education,
             5.55%, 3/1/05.............................................  1,518
   1,000   Port Corpus Christi Authority, PCR,
             Hoechst Celanese Corp., 6.88%, 4/1/17.....................  1,071
   1,000   San Antonio Electric & Gas, Series B,
             7.00%, 2/1/09, FSA........................................  1,064
   2,900   Spring Independent School District, 0.00%,
             2/15/08...................................................  1,603
   1,415   State Higher Education Coordinating
             Board, Student Loan, 7.45%, 10/1/06.......................  1,503
                                                                        ------
                                                                        25,710
                                                                        ------

Utah (1.6%):
   2,000   Intermountain Power Agency, Power
             Supply Revenue, Series B, 6.50%,
             7/1/09, MBIA........................ .....................  2,256
   1,780   State Housing Finance Agency, 6.35%,
             7/1/12, AMT, AMBAC........................................  1,817
                                                                        ------
                                                                         4,073
                                                                        ------
Vermont (1.0%):
     500   University of Vermont & State Agricultural
             College, Series 1973A, 5.80%, 7/1/13......................    504
   1,930   State, GO, Series B, 5.00%, 1/15/09.........................  1,909
                                                                        ------
                                                                         2,413
                                                                        ------

Virginia (2.1%):
   1,585   Newport News Water, Series A, 6.10%,
           6/1/08......................................................  1,682
   2,000   State Housing Development Authority,
             Commonwealth Mortgage, Series A,
             6.80%, 7/1/06, AMT, AMBAC ................................  2,124
   1,340   State Housing Development Authority
             Commonwealth Mortgage, Series J,
             6.65%, 7/1/10, SFMR ......................................  1,408
                                                                        ------
                                                                         5,214
                                                                        ------
Washington (4.8%):
   1,000   Chelan County Public Utility, 7.60%,
             7/1/25 Mandatory Put 7/1/03 @ 100,
             AMT............................ ..........................  1,118
   1,500   Clark County School District #114
             Evergreen, GO, 6.00%, 12/1/07, AMBAC......................  1,625



CONTINUED

-------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
Intermediate Tax-Free Bond Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


PRINCIPAL                     SECURITY                               MARKET
 AMOUNT                       DESCRIPTION                             VALUE
---------   ------------------------------------------------        --------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $1,500   King County School District #400, GO,
            6.50%, 12/1/08..................................      $   1,534
  1,084   Kitsap County Consolidated Housing,
            7.00%, 8/20/08, GNMA............................          1,173
  3,000   Snohomish County Public Utility District
            #001, Electric Revenue, 6.00%, 1/1/13, FGIC.....          3,086
  3,500   State Nuclear Project #1, Series A, 6.00%,
            7/1/08, AMBAC...................................          3,721
                                                                   --------
                                                                     12,257
                                                                   --------
West Virginia (0.4%):
  1,000   State Housing Development, Series B,
            7.20%, 11/1/20, AMT**...........................          1,053
                                                                   --------

Wyoming (0.2%):
  1,500   Center District Tax Revenue Capital
            Appreciation, Senior Dedicated,
            Series A, 0.00%, 12/15/18, MBIA ................            434
                                                                   --------

Wisconsin (6.7%):
 $6,000   Student Loan Corp., Student Loan
            Revenue, 4.10%, 12/1/05, AMT*...................         $6,000
  6,000   Student Loan Corp., Student Loan Revenue,
            4.10%, 1/30/97, AMT*............................          6,000
  1,395   Sweetwater County School District #2,
            Green River, GO, 7.00%, 6/1/04, MBIA............          1,586
  2,230   Uinta School District #1, Series A,
            6.88%, 6/1/02, FSA...............................         2,471
    790   University of Wyoming, University
            Revenues 7.10%, 6/1/10, Prerefunded 6/1/00 @101..           857
                                                                   --------
                                                                     16,914
                                                                   --------
Total Municipal Bonds                                               264,507
                                                                   --------
Total (Cost-$257,214) (a)                                          $264,507
                                                                   ========


-----

Percentages indicated are based on net assets of $254,062.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $19. Cost for federal income tax purposes differs from value by net unrealized appreciation as follows:


          Unrealized appreciation .........................      $ 7,402
          Unrealized depreciation .........................         (128)
                                                                 -------
          Net unrealized appreciation .....................      $ 7,274
                                                                 =======



* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1996.

** Additional put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.



AMBAC       Insured by AMBAC Indemnity Corporation
AMT         Alternative Minimum Tax Paper
ETM         Escrow to Maturity
FGIC        Insured by Financial Guaranty Insurance Corp.
FHA         Insured by Federal Housing Administration
FSA         Insured by Financial Security Assurance
GNMA        Insured by Government National Mortgage Association
GO          General Obligation
MBIA        Insured by Municipal Bond Insurance Association
MFHR        Multi-Family Housing Revenue
PCR         Pollution Control Revenue
SFMR        Single Family Mortgage Revenue


See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


PRINCIPAL                         SECURITY                              MARKET
 AMOUNT                           DESCRIPTION                            VALUE
--------  -----------------------------------------------------         -------
MUNICIPAL BONDS (100.2%):
Alaska (0.8%):
 $1,355   Home Mortgage Revenue Refunding,
            8.00%, 3/1/09, Callable 12/1/00 @ 102..............         $1,460
    225   Juneau City & Boro Home Mortgage
            Revenue, 8.00%, 2/1/09.............................            242
  1,000   State Housing Finance Corp., Insured
            Mortgage Program, 1st Series, 7.65%, 12/1/10.......          1,022
     20   State Housing Finance Corp., Revenue,
            Local Guaranteed Housing, 8.20%, 12/1/97...........             20
                                                                      --------
                                                                         2,744
                                                                      --------

Arizona (0.5%):
  1,210   Maricopa County, Industrial Development,
            Multi-Family Housing Revenue,
            Series A,  6.25%, 7/1/06...........................          1,231
  1,000   Tucson & Pima County, 0.00%, 12/1/14,
            ETM................................................            358
                                                                      --------
                                                                         1,589
                                                                      --------

Arkansas(3.5%):
    405   Drew County, Public Facilities Board,
            7.90%, 8/1/11, Callable 8/1/03 @ 103...............            435
    164   Drew County, Public Facilities Board,
            7.75%, 8/1/11, Callable, 2/1/04 @ 100..............            174
    599   Jacksonville, Residential Housing  Facilities Board,
            Single Family Mortgage Revenue, 7.90%, 1/1/11,
            Callable 7/1/03 @ 103..............................            654
    289   Jacksonville Residential Housing Facilities Board,
             Single Family Mortgage Revenue, 7.75%, 1/1/11,
             Callable 7/1/05 @ 103.............................            310
  1,000   Jefferson County, PCR, Power & Light Co. Project,
             6.13%, 10/1/07, Callable 4/1/06 @ 100.............          1,001
    289   Lonoke County, Residential Housing Facilities Board,
             Single Family Mortgage Revenue, 7.38%, 4/1/11,
             Callable 4/1/03 @ 103.............................            310
    696   Lonoke County, Residential Housing Facilities Board,
             Single Family Mortgage Revenue,
             Series A-2, 7.90%, 4/1/11, FNMA...................            755
  1,000   Paragould Hospital Revenue, 6.38%, 10/1/17...........          1,014
  1,424   Pope County Residential Facilities, Housing Board
            Mortgage Revenue, Series B, 7.75%, 9/1/11,
            Callable 8/1/02 @ 102..............................          1,524
 $2,350   State Development Authority Revenue Refunding,
            8.00%, 8/15/11, Callable 8/15/01 @ 103, FHA........          2,532
  3,650   State Development Finance Authority Revenue,
            0.00%, 12/1/11.....................................          1,217
     95   State Development Finance Authority Revenue,
            7.70%, 12/1/14, Callable 6/1/97 @ 102..............             98
    920   State Development Finance Authority Revenue,
                State Single Family Housing,
                AMT, 7.75%, 4/1/21, Callable 4/1/99 @ 102......            959
    557   Stuttgart Public Facilities Board Revenue,
                Series A-2, 7.90%, 9/1/11, Callable
                9/1/03 @ 103...................................            607
    270   Stuttgart Public Facilities Board Revenue,
            Series B, 7.75%, 9/1/11, Callable
            3/1/06 @ 103.......................................            291
                                                                      --------
                                                                        11,881
                                                                      --------

California (6.8%):
    905   ABAG Finance for Nonprofit, Edgewood Apts.,
            AMT, 5.75%, 11/1/06................................            929
    680   Housing Finance Agency Revenue, Local or
            Guaranteed Housing, Series B, 8.63%, 8/1/15, Callable
            8/1/00 @ 100.......................................            716
     50   Housing Finance Agency Revenue, State Single Family
            Housing, Series C, AMT, 7.45%, 8/1/11..............             52
    940   Housing Finance Agency Revenue, State Single Family
            Housing, Series F, 7.88%, 8/1/19,
            Callable 8/1/98 @ 102..............................            979
    230   Housing Finance Agency, Series B-1,
            AMT, 5.65%, 2/1/16.................................            232
  1,330   Housing Finance Mortgages, Series F,
            AMT, 7.50%, 2/1/23 Callable 8/1/05 @ 102*..........          1,458
  5,000   Public Power Agency, Series C, 6.88%, 7/1/19.........          5,110
  1,000   Redding Joint Powers Financing Authority, 5.25%,
            6/1/15.............................................            971
    935   Redondo Beach, Redevelopment Agency, Residential
            Mortgage Revenue, Series B, 6.25%, 6/1/11,
            Callable 6/1/03 @ 100..............................            951
  1,685   Rural Home Mortgage Financing Authority,
            AMT, 5.30%, 11/1/05................................          1,713
  1,000   Rural Home Mortgage Financing Authority,
            AMT, 7.55%, 11/1/26................................          1,122
  1,000   Rural Home Mortgage Financing Authority,
            AMT, 6.45%, 5/1/27.................................          1,120




Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


PRINCIPAL                         SECURITY                              MARKET
 AMOUNT                           DESCRIPTION                            VALUE
--------  -----------------------------------------------------         -------
MUNICIPAL BONDS, continued:
California, contined:

 $  350   Rural Home Mortgage Financing Authority Revenue,
            Single Family Mortgage Revenue, AMT, 7.25%,
            12/1/24, Callable 12/1/04 @ 103..................         $   370
    575   Rural Home Mortgage Financing Authority Revenue,
            Single Family Mortgage Revenue, Series C,
            AMT, 5.50%, 2/1/06...............................             586
  3,475   Rural Home Mortgage Financing Authority, Series C,
            AMT, Sinking Fund, 6.40%, 2/1/28.................           3,838
  2,135   Sacramento, Municipal Utility District,
            Electric Revenue, Series P, 6.00%, 7/1/15........           2,135
  1,140   State Department of Veterans, Series A,
            AMT, 7.38%, 8/1/12...............................           1,164
                                                                     --------
                                                                       23,446
                                                                     --------

Colorado (14.3%):
  1,000   Aurora, Single Family Mortgage Revenue,
            0.00%, 9/1/15, ETM...............................             300
  2,315   Brush Creek Metropolitan District, GO, Refunding,
            6.70%, 11/15/09, Callable
            11/15/03 @ 101...................................           2,457
    400   Central City Water Revenue, GO, Water Utility
            Improvements, 8.63%, 9/15/11, Prerefunded,
            Callable 9/15/02 @ 100...........................             422
    655   Central City Water Revenue, GO, Water Utility
            Improvements, 7.50%, 12/1/12,  Prerefunded,
            Callable 12/1/02 @ 100...........................             749
  1,410   Central City Water Revenue, GO, Water Utility
            Improvements, 7.40%, 12/1/07, Prerefunded,
            Callable 12/1/02 @ 100...........................           1,605
  2,500   Denver City & County Airport Revenue, AMT, 5.63%,
            11/15/08, Callable 11/15/06 @ 102*...............           2,555
  2,600   Denver City & County Airport,
          Series B, AMT, 7.50%, 11/15/25.....................           2,706
  1,000   Denver City & County Airport, Series C, AMT,
            6.75%, 11/15/13, Callable
            11/15/07 @ 100*..................................           1,095
  1,250   Eagle's Nest Metropolitan District, GO,
            Refunding, 6.50%, 11/15/17.......................           1,290
    278   El Paso County Home Mortgage, Series C, 8.30%,
            9/20/18..........................................             303
  1,080   El Paso County Single Family Mortgage Revenue, 0.00%,
            9/1/15, ETM......................................             371
  1,415   Englewood Multi-Family Housing, Mark Apartment
            Revenue, Series B, 6.00%, 12/15/18,  LOC: Citibank,
            Callable 12/15/03 @ 100..........................           1,401
 10,450   Health Facilities, 0.00%, 7/15/22..................           1,853
    520   Housing Finance Authority, Capital Appreciation,
            Single Family Revenue, 1985 Series A, 0.00%,
            9/1/14...........................................              81
    320   Housing Finance Authority, GO, Series A, Refunding,
            6.90%, 5/1/01....................................             338
    875   Housing Finance Authority, Multi-Family
            Insured Mortgage Revenue, 9.00%, 10/1/25.........             882
  2,560   Housing Finance Authority, Multi-Family
            Insured Mortgage Revenue, 6.00%, 10/1/25.........           2,074
  1,685   Housing Finance Authority, Revenue Refunding,
            Series A, 6.80%, 8/1/14, Callable 8/1/02
                @ 102........................................           1,756
    460   Housing Finance Authority, Series A-3,
            AMT, 6.50%, 11/1/23..............................             472
  2,350   Housing Financing Authority, Series B-2, 7.45%,
            11/1/27..........................................           2,615
  1,500   Housing Finance Authority, Series C-1, AMT, 7.55%,
            11/1/27..........................................           1,645
    915   Housing Finance Authority, Single Family Program,
            Series B, 6.13%, 5/1/13, Callable
            11/1/04 @ 103....................................             934
    860   Housing Finance Authority, Single Family Program,
          Series B, 7.50%, 11/1/24, Callable 11/1/04
          @ 105..............................................             955
    245   Housing Finance Authority, Single Family Program,
            Series B-2, 6.90%, 8/1/17, Callable 2/1/01
            @ 102............................................             254
    985   Housing Finance Authority, Single Family Project,
            Series C-2, 7.45%, 6/1/17, Callable  6/1/05
            @ 105............................................            1,091
    475   Housing Finance Authority, Single Family Program,
            Series D-1, 6.60%, 8/1/17, Callable 8/1/01
            @ 102............................................              482
  2,000   Housing Finance Authority, Single Family Program,
            Series D-1, 7.38%, 6/1/26........................            2,186
    810   Housing Finance Authority, Single Family Program,
            Series E, AMT, 6.25%, 12/1/09, Callable
            12/1/04 @ 103...................................               836
    445   Housing Finance Authority, Single Family Program,
            Sub Series A, AMT, 6.50%, 12/1/02...............               461
  2,000   Housing Financing Authority, Single Family Program,
            Series A-1, AMT, 7.40%, 11/1/27, Callable
            5/1/11 @ 100....................................             2,193
  1,310   Jefferson County, Single Family Revenue Refunding,
            8.88%, 10/1/13, Callable 4/1/01 @ 103...........             1,409




Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)



PRINCIPAL                         SECURITY                              MARKET
 AMOUNT                           DESCRIPTION                            VALUE
--------  ----------------------------------------------------------    -------
MUNICIPAL BONDS, continued:
Colorado, continued:

$  4,525    Meridian Metropolitan District, GO,
              7.50%, 12/1/11, Callable 12/1/01 @ 101................     $4,977
   1,500    Mesa County Residual Revenue Refunding,
              0.00%, 12/1/11, ETM...................................        670
   1,030    Mountain Village Metropolitan District, San Miguel County,
              GO, 7.95%, 12/1/03, Callable 12/1/02 @ 101............      1,147
   2,555    Mountain Village Metropolitan District, San Miguel County,
              GO, 8.10%, 12/1/11, Callable 12/1/02 @ 101............      2,841
   1,500    Telluride Housing Authority, Housing Revenue,
              Shandoka Apartments Project, 7.50%,  6/1/23,
              Callable 6/1/03 @ 101.................................      1,576
     500    Telluride Housing Authority, Housing Revenue,
              Shandoka Apartments Project, 7.50%, 6/1/12,
              Callable 6/1/02 @ 101.................................        526
                                                                         ------
                                                                         49,508
                                                                         ------
Connecticut (0.1%):
     200    State Housing Mortgage, Series A, 7.63%,
              11/15/17, Callable 5/15/97 @ 102.5....................        206
                                                                         ------

Delaware (0.1%):
   1,075    New Castle County, Single Family
              Mortgage Revenue, 0.00%, 11/1/16......................        153
                                                                         ------

Florida (9.0%):
   1,250    Brevard County Housing Finance Authority,
              Family Mortgage Revenue, AMT, 6.13%, 9/1/09,
              Callable 9/1/04 @ 102.................................      1,272
   4,510    Duval County Housing Finance Authority, Single Family
              Mortgage Revenue, Series C, Series C, 7.35%, 7/1/24,
              Callable 9/1/00 @ 103.................................      4,820
   4,730    Escambia County Housing, AMT, 5.70%, 10/1/06............      4,811
     565    Escambia County Housing Mortgage, AMT, 6.60%,
              10/1/12...............................................       574
     530    Housing Finance Agency Home Ownership Revenue,
              7.50%, 9/1/14, Callable 9/1/00 @ 102, GNMA............       559
   1,000    Leon County Housing Finance Authority,
              Multi-County Program, Series B, AMT, 7.30%,
              1/1/28................................................      1,101
   3,120    Manatee County Housing Finance Authority,
              Mortgage Revenue, AMT, 6.88%, 11/1/26,
              Callable 5/1/06 @ 105.................................      3,324
     850    Manatee County Housing Finance Authority,
              Mortgage Revenue, Sub Series 1, AMT,
                8.38%, 5/1/25.......................................        952
   3,595    Osceola County Transportation Revenue,
              Highway Improvements, 0.00%, 4/1/14...................      1,274
   1,155    Palm Beach County Housing Finance Authority,
              Single Family Mortgage Revenue, Series A, AMT, 6.38%,
              10/1/06, Callable 10/1/04 @ 102.......................      1,187
   1,205    Pinellas County Housing Finance Authority, Single
              Family Mortgage Revenue, AMT, 6.25%, 8/1/12,
              Callable 2/1/05 @ 102.................................      1,236
   1,000    Pinellas County Housing Finance Authority, Single
              Family Mortgage Revenue, Multi-County, Series A, AMT,
               6.35%, 2/1/17, Callable 2/1/05 @ 102.................      1,028
   8,715    Plantation Water & Sewer, 0.00%, 3/1/07.................      5,207
   2,355    Polk County Housing Finance Authority,
              Series A, AMT, 7.88%, 9/1/22, Callable 3/1/00
              @ 103.................................................      2,499
   1,320    Santa Rosa Bay Bridge Authority, 0.00%, 7/1/08..........        642
   1,625    Santa Rosa Bay Bridge Authority, 0.00%, 7/1/09..........        733
                                                                        -------
                                                                         31,219
                                                                        -------
Georgia (2.4%):
   2,500    Cobb County Housing Authority, Pass thru
              Certificates, Signature Series B, 9.00%,
              10/1/10...............................................      2,581
     910    De Kalb County Housing Authority Revenue, State
              Single Family Housing, 7.65%, AMT, 6/1/18,
              Callable 6/1/04 @ 100.................................        957
     785    De Kalb County Housing, Macon Apts., 6.40%, 5/1/05......        804
   1,765    Fulton County Housing Authority, 6.30%, 7/1/16..........      1,771
  12,000    Richmond County, Sub Series C, 0.00%, 12/1/21, ETM......      2,241
                                                                        -------
                                                                          8,354
                                                                        -------

Idaho (0.8%):
     380    Idaho Housing Agency, Family Mortgage, AMT,
              6.30%, 7/1/24.........................................        386
     225    Idaho Housing Agency, Family Mortgage,
              Series A-2, AMT, 6.55%, 7/1/24........................        232



Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                         SECURITY                              MARKET
 AMOUNT                           DESCRIPTION                            VALUE
--------  ----------------------------------------------------------    -------
MUNICIPAL BONDS, continued:
Idaho, continued:
$   2,155    Idaho Housing & Financial Assistance,
                Series H, AMT, 6.05%, 7/1/14........................    $ 2,148
                                                                        -------
                                                                          2,766
                                                                        -------

Illinois (5.5%):
    5,890    Addison Alton Electric Public Improvements Revenue,
               0.00%, 7/1/11, Callable 7/1/04
               @ 62.04..............................................      2,383
      215    Aurora Kane & Du Page Counties, Single Family
               Mortgage Revenue, Series A, AMT, 7.95%, 10/1/25......        236
      355    Aurora, Single Family Mortgage Revenue Refunding,
               Series B, AMT, 8.05%, 9/1/25.........................        394
    3,915    Bolingbrook Mortgage Revenue, Capital Appreciation,
               Sub Series 1, 0.00%, 1/1/11..,,......................     1,418l
    3,455    Chicago, Single Family Mortgage Revenue,
               Series A, AMT, 7.00%, 9/1/27, Callable 3/1/06
               @ 105*.....,,........................................      3,801

    1,500    Chicago, Single Family Mortgage, Series B,
               AMT, 7.63%, 9/1/27, Callable 6/15/06 @ 105*..........      1,663
      840    Danville Single Family Mortgage Revenue Refunding,
               7.30%, 11/1/10, Callable 11/1/03 @ 102...............        881
   20,000    Development Regency Park, 0.00%, 7/15/25, ETM..........      2,894
    3,530    Freeport Single Family Mortgage Revenue,
               0.00%, 8/1/10, Callable 10/1/01 @ 48.96..............      1,197
      730    Housing Development Authority, Resident
               Mortgage Revenue, Series A, AMT, 7.35%, 8/1/10,
               Callable 8/1/01 @ 102................................        762
    4,685    Moline Mortgage Revenue, Capital Appreciation,
               Sub Series 1, 0.00%, 5/1/02..........................      1,706
    1,145    Quincy Single Family Mortgage Revenue Refunding,
               6.87%, 3/1/10, Callable 3/1/04 @ 102.................      1,199
      505    Rock Island Residential Mortgage Revenue Refunding,
                7.70%, 9/1/08, Callable 9/1/02 @ 102................        538
                                                                        -------
                                                                         19,072

Indiana (1.5%):
    2,250    Marion County Hospital Authority Revenue,
               6.50%, 9/1/13, Callable 9/1/99 @ 102.................       2,401
    1,000    State Housing Financing Authority,
               Series A-2, AMT, 6.45%, 7/1/14,
               Callable 7/1/05 @ 102................................       1,035
    1,720    State Toll Finance Authority,
               Toll Road Revenue, 6.00%, 7/1/15,
               Callable 7/1/97 @ 100................................       1,720
                                                                        --------
                                                                           5,156
                                                                        --------
Iowa (1.4%):
      650    Davenport Home Ownership Mortgage
               Revenue Refunding, 7.90%, 3/1/10,
               Callable 9/1/04 @ 102...............................          690
      650    Finance Authority, Single Family Revenue,
               AMT, 7.90%, 11/1/22, Callable 11/1/99 @ 102,
               GNMA................................................          682
    2,535    Finance Authority, Single Family Revenue
               Mortgage Backed Securities Program, Series C,
               6.40%, 7/1/19, Callable 1/1/05 @ 102.................       2,616
      925    Salix, PCR, Gas & Electric Project, 5.75%,
               6/1/03...............................................         930
                                                                         -------
                                                                           4,918
                                                                         -------

Kansas (3.3%):
      920    Ford County, Single Family Mortgage Revenue,
               7.90%, 8/1/10........................................        991
    2,250    Johnson County, Single Family Mortgage Revenue,
               7.10%, 5/1/12........................................      2,431
      580    Labette County, Single Family Mortgage Revenue,
               8.40%, 12/1/11.......................................        615
      585    Reno County, Mortgage Revenue, 8.70%, 9/1/11...........        618
    2,400    Reno & Labette County, Single Family Revenue, 0.00%,
               12/1/15........ .....................................        812
    2,290    Sedgwick County, Series B, AMT, 7.80%, 6/1/22,
               Callable 6/1/00 @ 103, GNMA..........................      2,416
      760    Sedgwick County, Series C, 8.62%, 11/1/18..............        792
      445    Sedgwick & Shawnee County, Single
               Family Revenue, 8.05%, 5/1/14........................        486
      465    Sedgwick & Shawnee County, Single Family Revenue,
               7.80%, 5/1/14........................................        508
      470    Sedgwick & Shawnee County, Single Family Revenue,
               7.80%, 11/1/24.......................................        521
    1,210    Wichita, Single Family Mortgage Revenue,
               7.10%, 9/1/09........................................      1,258
                                                                        -------
                                                                         11,448
                                                                        -------
Kentucky (0.5%):
    1,760    Meade County, PCR, Olin Corp. Project,
               6.00%, 7/1/07........................................      1,749
                                                                        -------



Continued:

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                         SECURITY                              MARKET
 AMOUNT                           DESCRIPTION                            VALUE
--------  -----------------------------------------------------------   -------
MUNICIPAL BONDS, continued:
Louisiana (1.0%):
$   900   Calcasieu Parish Public Transportation Authority,
            0.00%, 5/1/13.............................................   $  289
    915   Iberia Home Mortgage Authority, 7.37%, 1/1/11...............      981
  1,622   Public Facilities Authority, 8.45%, 12/1/12.................    1,721
     96   Public Facilities Authority, 7.50%, 10/1/15.................      102
    231   St. Mary Public Finance Authority, 7.63%, 3/25/12...........      253
                                                                         ------
                                                                          3,346
                                                                         ------

Maine (0.8%):
    260   State Housing Authority, 6.90%, AMT, 11/15/01...............      271
    810   State Housing Authority, Series 1, 0.00%, AMT, 11/1/10......      366
    535   State Housing Authority, Series 1, 0.00%, AMT, 11/1/11......      226
  1,750   State Housing Mortgage, Series C, 6.10%, AMT, 11/15/16......    1,742
                                                                         ------
                                                                          2,605
                                                                         ------

Massachusetts (2.5%):
    405   Springfield Housing Authority, 9.50%, 11/1/05...............      433
  1,500   Springfield Housing Authority, 9.62%, 11/1/17...............    1,598
  3,250   Springfield Housing Authority, 9.62%, 11/1/26...............    3,451
    255   State Housing Finance Agency, 7.00%, AMT, 12/1/23...........      260
  1,020   State Housing Finance Agency, 7.13%, AMT, 6/1/25............    1,082
  1,920   State Port Authority Revenue, 7.12%, 7/1/12,
            Callable 7/1/97 @100......................................    1,935
                                                                         ------
                                                                          8,759
                                                                         ------

Michigan (1.1%):
    950   Hartland Consolidated School District, 5.12%, 5/1/12........      919
  1,395   State Housing Development Authority, 7.50%, 6/1/15..........    1,469
    880   State Housing Development Authority, 7.70%, 12/1/16.........      899
    530   State Housing Development Authority, AMT, 7.65%, 12/1/12....      557
                                                                        -------
                                                                          3,844
                                                                        -------

Minnesota (0.3%):
  2,950   Minneapolis Mortgage Revenue, 0.00%, 10/1/12................    1,034
                                                                        -------
Mississippi (2.2%):
    915   Higher Education, 6.05%, AMT, 9/1/07........................      936
    720   Home Corp., Single Family Revenue, 7.10%, AMT, 12/1/10......      741
  2,000   Home Corp., Single Family Revenue, 7.90%, AMT, 3/1/25.......    2,215
  2,000   Home Corp. Single Family Revenue, Series F, 7.55%,
            AMT, 12/1/27..............................................    2,175
  1,525   Housing Finance Corp., 8.25%, AMT, 10/15/18, GNMA...........    1,608
                                                                        -------
                                                                          7,675
                                                                        -------
Missouri (2.8%):
    665   Grandview Industrial Development Authority,
            9.25%, 5/15/08............................................      655
  2,295   Jackson County Industrial Development Authority,
            10.00%, 3/1/10............................................    2,309
  1,415   State Housing Development, 7.38%, AMT, 8/1/23...............    1,501
    910   State Housing Development, Common Mortgage Revenue,
            Single Family Homeowner, 7.25%, AMT, 9/1/26,
            Callable 3/1/06 @ 105.....................................    1,000
  1,995   State Housing Development, Common Mortgage
            Revenue, Single Family Homeowner, Series A, AMT,
            7.20%, 9/1/26, Callable 9/1/06 @ 105*.....................    2,172
  2,000   State Housing Mortgage Revenue, AMT, 7.10%, 9/1/27..........    2,161
                                                                        -------
                                                                          9,798
                                                                        -------

Montana (0.5%):
  1,557   Green Plaza Housing Inc., 10.43%, 1/1/22....................    1,620

Nebraska (0.3%):
  3,505   Finance Authority, Single Family Revenue 0.00%,
            12/15/13..................................................      639
    250   Finance Authority, Single Family Revenue,
           AMT, 6.35%, 3/15/06........................................      257
                                                                        -------
                                                                            896
                                                                        -------

Nevada (0.8%):
    430   Housing Division, 6.20%, 10/1/15............................      439
  1,500   Housing Division, Series C, 6.60%, AMT, 4/1/14..............    1,545
    800   Housing Division, Single Family, Series B-2,
            7.90%, AMT, 10/1/21, Callable 4/1/00 @ 102................      837
                                                                        -------
                                                                          2,821
                                                                        -------

New Jersey (0.7%):
    575   State Higher Education Authority, 7.00%,
            AMT, 7/1/05...............................................      597


Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
Municipal Income fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                         SECURITY                              MARKET
 AMOUNT                           DESCRIPTION                            VALUE
--------  -----------------------------------------------------------   -------
MUNICIPAL BONDS, continued:
New Jersey, continued:

$   710   State Housing & Mortgage Finance Agency,
            8.38%, 4/1/17.............................................  $   744
    935   State Housing & Mortgage Finance Agency,
            7.38%, 10/1/17............................................      982
                                                                        -------
                                                                          2,323
                                                                        -------

New Mexico (2.1%):
    335   Bernalillo County, 7.00%, 11/1/08...........................      336
    415   Hobbs, Single Family Mortgage Revenue Refunding,
            8.75%, 7/1/11.............................................      456
    175   Las Cruces Housing Development Corp., Multi-family
            Revenue Refund Mortgage,  Sub-Series B, 9.00%,
            10/1/03...................................................      179
  1,140   Las Cruces Housing Development Corp., Multi-Family
            Revenue Refunding, Series A, 6.40%,
            10/1/19...................................................    1,149
    410   Mortgage Financial Authority Refunding,
            Single Family Mortgage, Series A-2 6.85%,
            7/1/12....................................................      430
    290   Mortgage Financial Authority, Single Family Mortgage,
            Series A, AMT, 7.80%, 3/1/21..............................      302
    955   Mortgage Financial Authority, Single Family Mortgage,
            Series H, AMT, 6.45%, 7/1/25..............................      975
  1,760   Mortgage Finance Authority Revenue Refunding, 6.90%, 7/1/24,
            Callable 7/1/02 @ 102.....................................    1,834
  1,000   Student Loan Revenue, Sub Series A-2,
            AMT, 6.20%, 11/1/08.......................................    1,016
    600   Student Loan Revenue, Sub Series A-2,
            AMT, 6.30%, 11/1/09.......................................      611
                                                                        -------
                                                                          7,288
                                                                        -------

New York (2.4%):
  2,500   New York City, Japan Airlines, AMT, 6.00%,
            11/1/15...................................................    2,549
  1,395   State Mortgage Agency Revenue, Homeowner Mortgage,
            Series UU, AMT, 7.75%, 10/1/23............................    1,472
  4,450   State Urban Development Corp. Revenue, Series A, 5.50%,
            4/1/16, Callable 4/1/06 @ 102.............................    4,408
                                                                        -------
                                                                          8,429
                                                                        -------
North Carolina (2.5%):
  1,535   East Power Agency, Series E, 6.50%, 1/1/24,
            Callable 1/1/97 @ 100, AMBAC..............................    1,542
  1,795   Housing Finance Authority Agency, Series O,
            7.60%, AMT, 3/1/21, Callable 1/1/98 @ 101*................    1,857
  5,350   Municipal Power Agency #1, Catawba Electric Revenue,
            Series B, 6.00%, 1/1/20...................................    5,317
                                                                        -------
                                                                          8,716
                                                                        -------

North Dakota (1.5%):
  1,000   Grand Forks Sales Tax, 5.90%, 5/1/17........................      995
    475   Municipal Power Agency, Series B, 6.00%, 1/1/20.............      475
  1,285   State Housing Financial Agency, Single Family Mortgage
            Revenue, Series A, AMT, 8.38%, 7/1/21.....................    1,355
  1,585   State Housing Mortgage, Series A,
            AMT, 6.00%, 7/1/17........................................    1,585
    300   Student Loan, Series D, AMT, 5.95%, 7/1/07,
            Callable 7/1/06 @ 100.....................................      309
    300   Student Loan, Series D, AMT, 6.15%, 7/1/09,
            Callable 7/1/06 @ 100.....................................      310
                                                                        -------
                                                                          5,029
                                                                        -------

Ohio (1.9%):
  1,000   Dayton Air Freight, 6.05%, 10/1/09..........................    1,023
  1,600   Forest Hills Local Schools, 6.25%, 12/1/20..................    1,646
  1,595   Housing Financial Agency, Single Family Mortgage Revenue,
            Series A, AMT, 7.65%, 3/1/29, GNMA........................    1,685
    930   Housing Financial Agency, Single Family Mortgage Revenue,
            Series D, 7.00%, 9/1/11, Callable 9/1/01 @ 100,
            GNMA.....................................................       986
  1,060   Housing Financial Agency, Single Family Mortgage,
            Series D, 7.05%, 9/1/16..................................     1,120
                                                                        -------
                                                                          6,460
                                                                        -------

Oklahoma (1.4%):
    500   Holdenville Industrial Authority, Correctional
            Facility Revenue, 5.95%, 7/1/02..........................       508
  3,000   Housing Mortgage Agency, Series B-2, 7.63%, AMT, 9/1/26,
            Callable 3/1/06 @ 105*...................................     3,282
  1,000   Langston University, Student Housing, 5.13%, 2/1/17........       949
                                                                        -------
                                                                          4,739
                                                                        -------

Oregon (0.2%):
    600 Eugene Trojan Nuclear Project Revenue, 5.90%, 9/1/09.........       600
                                                                        -------


Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
Municipal Income fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                         SECURITY                              MARKET
 AMOUNT                           DESCRIPTION                            VALUE
--------  -------------------------------------------------------       -------
MUNICIPAL BONDS, continued:
Pennsylvania (2.2%):
$   1,000   Clarion County Hospital Authority, 8.10%,
              7/1/12.............................................       $ 1,061
    2,000   Greene County Industrial Development Authority,
              PCR, 6.10% 2/1/07, Callable 2/1/97 @ 100...........         2,001
    1,280   Housing Finance Authority, Single Family Mortgage,
              Series 47, AMT, 6.75%, 10/1/08.....................         1,432
      705   Pittsburgh Redevelopment, Sidney Square,
              Project A, AMT, 6.10%, 9/1/10......................           730
    1,705   Pittsburgh Urban Redevelopment Authority Mortgage
              Revenue, Series A, 8.35%, 10/1/14..................         1,780
      665   Pittsburgh Urban Redevelopment Authority,
              Series C, AMT, 7.88%, 12/1/16, GNMA................           698
                                                                        -------
                                                                          7,702
                                                                        -------

Rhode Island (1.2%):
    2,630   Housing & Mortgage Financial Corp.,
              AMT, 6.15%, 4/1/17.................................         2,636
      840   Housing & Mortgage Financial Corp., Homeownership
              Opportunity, Series 1-A, AMT, 8.25%, 10/1/22.......           873
      695   Housing & Mortgage Financial Corp., Homeownership
              Opportunity, Series C-1, AMT, 6.80%,
              10/1/23............................................           711
                                                                        -------
                                                                          4,220
                                                                        -------
South Carolina (2.3%):
    2,485   Piedmont Municipal Power Agency, Electric Revenue
              Refunding, Series A, 7.25%, 1/1/22,
              Callable 1/1/98 @ 100..............................         2,522
    3,000   Piedmont Municipal Power Agency,
              Series A, 6.60%, 1/1/21............................         3,011
    2,500   State Housing Authority, Single Family
              Mortgage Purchase, 7.00%, 7/1/11...................         2,575
                                                                        -------
                                                                          8,108
                                                                        -------
South Dakota (3.1%):
    5,240   Health & Educational Facility Authority Revenue,
              St. Lukes Midland Regional Medical,  6.63%, 7/1/11,
              Callable 7/1/01 @ 102..............................         5,688
      400   Housing Development Authority, Homeowner Mortgage,
              Series D-1, AMT, 6.80%, 5/1/12.....................           419
    1,625   Student Loan Assistance, 7.63%, 8/1/06,
              Callable 8/1/99 @ 102*.............................         1,710
    1,490   Student Loan Assistance Corp., Student Loan Revenue,
              AMT, 7.63%, 8/1/06, Callable 8/1/99
              @ 102..............................................         1,591
    1,335   Student Loan, Series A, AMT, 6.65%, 8/1/08...........         1,377
                                                                        -------
                                                                         10,785
                                                                        -------

Tennessee (1.4%):
      875   Housing Development Agency, Homeownership Program,
              Series P, 7.70%, 7/1/16............................           919
    1,345   Housing Development Agency, Homeownership Program,
              Series V, AMT, 7.65%, 7/1/22.......................         1,405
      665   La Follette Housing Development Corp., FHA,
              Series A, 6.25%, 1/1/16, MBIA......................           680
      380   La Follette Housing Development Corp., FHA,
              Series A, 6.37%, 1/1/20, MBIA......................           385
    1,290   Memphis Health, Educational, & Housing
              Refunding Multi-Family, 7.37%, 1/20/27.............         1,374
                                                                        -------
                                                                          4,763
                                                                        -------
Texas (10.0%):
    1,295   Beaumont Housing Finance Corp. Refunding,
              9.20%, 3/1/12......................................         1,417
    1,765   Bexar County Housing Finance Corp., Residual
              Revenue Capital Appreciation, GO, 0.00%, 3/1/15,
              Callable 9/1/03 @ 49.36............................           566
    2,500   Central Housing Finance Corp., Single
              Family Mortgage Revenue, 0.00%, 9/1/16.............           803
    5,020   Dallas County Housing Mortgage Revenue,
              0.00%, 1/1/17......................................           728
    4,000   Dallas - Fort Worth Regulation Airport Revenue,
              6.10%, 11/1/07.....................................         4,001
      685   El Paso Housing Finance Corp., Mortgage Refunding,
              Single Family, Series A, 8.75%, 10/1/11............           740
      685   El Paso Housing Finance Corp. Mortgage, Single
              Family Mortgage Revenue, 7.75%, AMT, 9/1/19,
              GNMA...............................................           716
    3,830   Fort Worth Housing Finance Corp., Refunding,
              8.50%, 10/1/11.....................................         4,177
    1,520   Galveston Property Finance Authority Income,
              Single Family Mortgage Revenue, Series A, 8.50%,
              9/1/11, Callable 9/1/01 @ 103......................         1,647
    2,365   Houston Housing Financial Corp.,
              Series B-2, 0.00%, 6/1/14..........................           630


Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
Municipal Income fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                         SECURITY                              MARKET
 AMOUNT                           DESCRIPTION                            VALUE
--------  -----------------------------------------------------------   -------
MUNICIPAL BONDS, continued:
Texas, continued:
$  2,500   Houston Housing, Series B-1, 8.00%, 6/1/14................  $  2,692
   1,000   Laredo Housing Finance Corp., Single
             Family Mortgage Revenue, 6.20%, AMT, 9/1/19, GNMA &
             FNMA....................................................     1,018
     770   Lubbock Housing Finance, 8.00%, AMT, 12/1/20,
             GNMA....................................................       790
     600   North Higher Education Authority, Student
             Loan Revenue, Series D, 6.88% 4/1/02, Callable 4/1/00 @ 102,
             AMBAC...................................................       635
   2,000   San Antonio Hotel Occupancy Revenue,
             0.00%, 8/15/17..........................................       614
   2,530   Socorro Independent School District,
             0.00%, 9/1/11...........................................     1,125
   1,555   Southeast Housing Finance Corp., Residual
             Revenue Capital Appreciation, Series A,
             0.00%, 11/1/14..........................................       529
     510   State Department of Housing & Community
             Affairs, Series A, 5.90%, 7/1/06........................       511
  11,000   State Department of Housing & Community Affairs,
             Single Family Revenue Capital Appreciation,
             Refunding Mortgage, Jr. Lien,
             Series A, 0.00%, 3/1/15.................................     3,266
   1,500   State Department of Housing, Series A,
             6.30%, 1/1/16...........................................     1,509
   2,985   State Student Loan, Sr. Lien, AMT,
             0.00%, 10/1/25..........................................     2,533
     655   State Veterans Housing Assistance, AMT,
             6.05%, 12/1/12..........................................       664
     220   Travis County Housing Finance Corp., Residential
             Mortgage Revenue, Series A, 7.00%, 12/1/11,
             GNMA & FNMA.............................................       233
   1,950   Travis County Housing Finance Corp., Single Family Mortgage
             Revenue Refunding, Series A, 6.25%, 4/1/19,
             GNMA & FNMA.............................................     2,012
   1,000   Winter Garden Housing Finance Corp., Single Family Mortgage
             Revenue, AMT, 6.20%, 10/1/19, GNMA & FNMA...............     1,015
                                                                       --------
                                                                         34,571
                                                                       --------

Utah (0.1%):
     275   State Housing Finance Agency, Single Family
             Mortgage, Series A-1, 6.90%, 7/1/12.....................       289
                                                                       --------

Virginia (0.2%):
     770   Virginia Beach Development Authority, Multi-Family
             Housing Revenue, 2nd Mortgage, Series B, 8.75%,
             1/15/08.................................................       760
                                                                       --------

Washington (0.1%):
     403   Skagit County Housing Authority, Low Income
             Housing Assistance Revenue, Sea Mar Project,
             7.00%, 6/20/03, GNMA....................................       432
                                                                       --------

West Virginia (1.8%):
     315   Charleston, 0.00%, 12/1/11................................       124
     340   Charleston, 0.00%, 12/1/12................................       123
     340   Charleston, 0.00%, 12/1/13................................       114
     385   Charleston, 0.00%, 12/1/15................................       109
     410   Charleston, 0.00%, 12/1/16................................       107
   1,000   Charleston, 0.00%, 12/1/20................................       194
   1,595   Charleston, 0.00%, 12/1/21................................       289
   1,630   Charleston, 0.00%, 12/1/22................................       276
   1,665   Charleston, 0.00%, 12/1/23................................       263
   7,000   Kanawha-Putnam County, 0.00%, 12/1/16, ETM................     2,216
     800   State Housing Development Fund Revenue, 6.13%, 7/1/13,
             Callable 7/1/97 @ 100...................................       806
   1,500   State Housing Development, Series B, AMT, 7.20%,
             11/1/20, Callable 5/1/02 @ 102*.........................     1,579
                                                                       --------
                                                                          6,200
                                                                       --------

Wisconsin (1.2%):
   1,510   Housing & Economic Development,
             Series E, AMT, 8.00%, 3/1/21............................     1,543
   2,450   State, Series A, 7.50%, 1/1/15, Callable 1/1/97
             @ 101.5*................................................     2,494
                                                                       --------
                                                                          4,037
                                                                       --------

Wyoming (1.1%):
     350   Community Development Authority, AMT,
             7.75%, 6/1/09, Callable 11/30/99 @ 103*.................       364
     150   Community Development Authority, Single Family Mortgage,
             Series A, FHA, 6.88%, 6/1/14, Callable
             6/1/01 @ 102............................................       153
   3,400   Student Loan Corp. Revenue, 4.10%, 1/30/96................     3,400
                                                                       --------
                                                                          3,917
                                                                       --------
Total Municipal Bonds                                                   345,975
                                                                       --------
Total Cost-$(341,207)(a)                                               $345,975
                                                                       ========


Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
Municipal Income fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                  DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

-----

Percentages indicated are based on net assets of $345,372.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $74. Cost for federal income tax purposes differs from value by net unrealized appreciation as follows:


               Unrealized appreciation................................ $5,904
               Unrealized depreciation................................ (1,210)
                                                                       ------
               Net unrealized appreciation............................ $4,694
                                                                       ======

* Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.



AMBAC       Insured by AMBAC Indemnity Corporation
AMT         Subject to Alternative Minimum Tax.
ETM         Escrowed To Maturity
FHA         Insured by Federal Housing Administration
FNMA        Insured by Federal National Mortgage Assoc.
GNMA        Insured by Government National Mortgage Assoc.
GO          General Obligation
LOC         Letter of Credit
MBIA        Insured by Municipal Bond Insurance Assoc.
PCR         Pollution Control Revenue






See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
Kentucky Municipal Bond Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   SHARES OR
   PRINCIPAL               SECURITY                                    MARKET
    AMOUNT                DESCRIPTION                                  VALUE
---------------   -----------------------------------------------      ------
MUNICIPAL BONDS (97.7%):
   Arizona (0.9%):
   $1,000   Tucson & Pima County, Single Family Mortgage, 0.00%,
              12/1/14, ETM........................................     $  358
                                                                       ------

Kentucky (96.2%):
      510   Clinton County School District Financial
              Corp., 6.10%, 6/12/12...............................        534
    2,000   Development Financial Authority Hospital Revenue,
              Elizabeth, Med-A, 6.00%, 11/1/10, FGIC..............      2,066
      500   Eastern Kentucky University Revenues,
              6.20%, 5/1/04, AMBAC................................        540
      500   Fayette County School District Financial Corp.,
              6.00%, 5/1/03.......................................        528
      500   Higher Education Student Loan Corp., Insured-Series C,
              6.50%, 6/1/02, GSL..................................        536
    1,705   Higher Education, Student Loan Corp., Insured
              Student Loan Revenue, Series D, 7.00%, 12/1/06, GSL,
              AMT................................................       1,832
    1,500   Higher Education Student Loan Corp.,
              Insured Student Loan Revenue, AMT, Series C,
              5.45%, 6/1/03, GSL.................................       1,541
      400   Housing Corp., Housing Revenue, Series B, 5.85%,
              7/1/00, FHA........................................         415
      275   Housing Corp., Housing Revenue, Series B, 6.20%,
              7/1/03, FHA........................................         288
      500   Housing Corp., Housing Revenue, Series A, 5.50%,
              1/1/06, FHA........................................         516
      500   Housing Corp., Housing Revenue, Series A, 5.60%,
              1/1/07, FHA........................................         514
      500   Infrastructure Authority, Series E, 6.50%,
              6/1/05.............................................         537
      250   Infrastructure Authority, Series G, 6.10%,
              6/1/02.............................................         268
    1,000   Jefferson City, Series A, 5.50%, 4/1/11,
              AMBAC..............................................       1,013
      725   Jefferson County Capital Projects, Series A,
              6.10%, 8/15/07.....................................         774
    1,000   Jefferson County Capital Projects, Series A,
              5.50%, 4/1/10, AMBAC...............................       1,018
      400   Jefferson County Health Facilities Revenue,
              Jewish Hospital, 6.00%, 5/1/01, AMBAC..............         424
      500   Jefferson County Health Facilities Revenue,
              Jewish Hospital, 6.38%, 5/1/08, AMBAC..............         539
      930   Jefferson County Health Facilities Revenue,
              Jewish Hospital, 5.65%, 1/1/10.....................         938
      500   Jefferson County, Hospital Revenue, Alliant Health,
              6.20%, 10/1/04, MBIA...............................         545
      500   Kenton County Airport Revenue, International,
              AR-A, AMT, 6.10%, 3/1/04, FSA......................         529
      400   Kenton County Airport Revenue, International,
              AR-A, AMT, 6.20%, 3/1/05, FSA......................         423
      500   Kenton County Airport Revenue, International,
              Series B, AMT, 5.75%, 3/1/07, FSA..................         516
      500   Kenton County Airport Revenue, International,
              Series B, AMT, 5.75%, 3/1/08, FSA..................         512
      750   Kenton County School District Financial Corp.,
              4.50%, 7/1/99......................................         755
      325   Kenton County School District Financial Corp.,
              5.25%, 7/1/07......................................         330
      500   Kentucky State University Revenue, Series G, 6.25%,
              5/1/02, MBIA.......................................         542
      500   Lexington-Fayette Urban County Government
              Sewer System Revenue, 6.35%, 7/1/07, MBIA..........         544
      200   Louisville & Jefferson County, 4.80%, 5/15/98, MBIA..         203
      200   Louisville Public Property Corp., 6.40%,
              12/1/07............................................         217
      310   Louisville Water Revenue, 6.38%, 11/1/97, ETM........         317
      500   Louisville Water Works Board Water System,
              5.40%, 11/15/04....................................         519
      500   Louisville Water Works Board Water System, 5.63%,
              11/15/07...........................................         517
    1,040   Louisville Water Works Board Water System, 5.75%,
              11/15/09...........................................       1,072
    1,000   McCracken County Hospital Revenue, Mercy Health,
              Series A, 6.20%, 11/1/05, MBIA.....................       1,100
    1,000   McCracken County Hospital Revenue, Mercy Health,
               Series A, 6.40%, 11/1/07, MBIA....................       1,105
      200   Morehead State University, Series M, 6.30%,
               11/1/08, AMBAC....................................         214
      500   Muhlenberg County School District, 2nd Series,
               5.85%, 8/1/10.....................................         518
      250   Murray State University Revenue, 5.60%, 5/1/07.......         258
      530   Northern Kentucky University Revenue,
               6.10%, 5/1/06, AMBAC..............................         569
      600   Perry County School District, School Building Revenue,
               6.25%, 7/1/09.....................................         640


Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
Kentucky Municipal Bond Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 SHARES OR
 PRINCIPAL                  SECURITY                                 MARKET
   AMOUNT                   DESCRIPTION                              VALUE
----------- -----------------------------------------------------    ------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
  $   250   Richmond Water, Gas & Sewer Revenue,
               6.50%, 6/1/99, MBIA, ETM...........................   $   263
      100   Shelby County School District, 6.25%, 9/1/03..........       108
      500   Shelby County School District, 6.50%, 9/1/05..........       548
    1,000   State Property & Buildings, Project #54,
               5.10%, 9/1/00......................................     1,024
    2,000   State Property & Buildings, Project #50,
               6.00%, 2/1/10, Prerefunded 2/1/01 @ 100............     2,116
      750   State Turnpike Authority Development,
               5.70%, 1/1/03......................................       789
      750   State Turnpike Authority Development,
               5.50%, 7/1/08, AMBAC...............................       781
    1,000   State Turnpike Authority Development,
               5.50%, 7/01/09, AMBAC..............................     1,035
    1,000   State Turnpike Authority Development,
               5.63%, 7/1/10, AMBAC...............................     1,031
      500   State Turnpike Authority Development,
               5.75%, 7/1/11, AMBAC...............................       518
      500   State Turnpike Authority Resource Recovery,
               6.63%, 7/1/08, ETM.................................       543
    1,000   State Turnpike Authority Resource Recovery,
               Series A, 6.00%, 7/1/09............................     1,001
      250   State Turnpike Authority Toll Road,
               5.80%, 7/1/99, ETM.................................       259
      500   University of Kentucky Revenues,
               Series F, 5.75%, 5/1/97............................       504
      500   University of Kentucky Revenues,
               Series F, 6.25%, 5/1/07............................       514
      500   University of Louisville Revenues,
               Series I, 5.40%, 5/1/07............................       514
      500   University of Louisville Revenues,
               Series I, 5.40%, 5/1/08............................       510
      500   University of Louisville Revenues,
               Series I, 5.40%, 5/1/09............................       507
      660   Western Kentucky University Revenues,
               Series L, 5.00%, 5/1/09............................       650
      950   Winchester Utilities Revenue, 5.30%, 7/1/09...........       945
                                                                   ---------
                                                                      40,926
                                                                   ---------

Louisiana (0.6%):
    1,000   Public Facility Authority, 0.00%, 12/1/19,
              FNMA, ETM.........................................         261
                                                                   ---------
Total Municipal Bonds                                                 41,545
                                                                   ---------
Investment Companies (1.3%):
      569   The One Group Municipal Money Market
              Fund, Fiduciary Class.............................         569
                                                                   ---------
Total Investment Companies                                               569
                                                                   ---------
Total (Cost-$41,082)(a)                                               42,114
                                                                   =========


-----

Percentages indicated are based on net assets of $42,526.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.............................        $1,032
          Unrealized depreciation.............................             0
                                                                      ------
          Net unrealized appreciation.........................        $1,032
                                                                      ======

AMBAC       Insured by AMBAC Indemnity Corporation
AMT         Alternative Minimum Tax Paper
ETM         Escrowed To Maturity
FGIC        Insured by Financial Guaranty Insurance Corp.
FHA         Insured by Federal Housing Administration
FNMA        Insured by Federal National Mortgage Association
FSA         Insured by Financial Security Assurance
GSL         Guaranteed Student Loans
MBIA        Insured by Municipal Bond Insurance Association



See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 SHARES OR
 PRINCIPAL                     SECURITY                              MARKET
  AMOUNT                     DESCRIPTION                              VALUE
----------  ---------------------------------------------------     --------
MUNICIPAL BONDS (97.6%):
Colorado (1.5%):
 $  1,890   Housing Finance Authority Revenue,
              0.00%, 9/1/14, ETM................................    $   678
    2,810   El Paso County, Single Family, Mortgage Revenue,
              Series A, 0.00%, 5/1/15, ETM......................        983
                                                                    -------
                                                                      1,661
Kansas (0.7%):
    1,000   Kansas City, Single Family Mortgage, 0.00%,
              12/1/14, ETM......................................        353
    1,390   Saline County, Single Family Mortgage, 0.00%,
              12/1/15, ETM......................................        464
                                                                    -------
                                                                        817
                                                                    -------

Massachusetts (1.0%):
    1,000   State, GO, 6.75%, 8/1/09..............................    1,100
                                                                    -------

Missouri (1.0%):
    1,000   State Health, 6.40%, 6/1/10, MBIA.....................    1,112
                                                                    -------

Ohio (91.5%):
    1,045   Akron Sewer Systems, 5.30%, 12/1/05, MBIA.............    1,085
    1,000   Akron Sewer Systems, 5.65%, 12/1/08, MBIA*............    1,049
    2,000   Bexley School District, GO, 6.50%, 12/1/16,
            Prerefunded 12/1/01/ @102.............................    2,203
      725   Bowling Green State University, 5.65%,
              6/1/11, AMBAC.......................................      745
    1,000   Butler County Hospital Facilities, 6.75%,
              11/15/10............................................    1,104
    1,020   Ohio Capital Corp. for Housing, 5.60%,
              1/1/07, MBIA*.......................................    1,041
    2,775   Clermont County Waterworks, 6.63%,
              12/1/15, AMBAC, Prerefunded 12/1/01 @102............    3,091
    1,000   Cleveland, GO, 6.88%, 7/1/09, MBIA,
              Prerefunded 7/1/99 @102.............................    1,083
    1,000   Cleveland, GO, 6.38%, 7/1/12, MBIA....................    1,086
    2,500   Cleveland Public Power System, 6.40%,
              11/15/06, MBIA......................................    2,776
    1,500   Cleveland Public Power System, 0.00%,
              11/15/11, MBIA......................................      682
    1,850   Cleveland Waterworks, 6.25%, Series F-92B,
              1/1/06, AMBAC.......................................    1,989
       35   Cleveland Waterworks, 6.50%, Series F-92B,
              1/1/11, AMBAC, Prerefunded 1/1/02 @102..............       39
    2,765   Cleveland Waterworks, 6.50%, Series F-92B,
              1/1/11, AMBAC*......................................    3,006
    1,000   Columbus, GO, 4.50%, 6/15/00,.........................    1,010
    1,225   Columbus Municipal Airport No. 30-E-U, GO,
              6.20%, 4/15/04......................................    1,301
    1,000   Columbus Sewer Improvements, GO, 6.75%,
              9/15/06.............................................    1,095
    1,285   Columbus Waterworks Enlargement No. 44, GO,
              6.00%, 5/1/11.......................................    1,364
    1,000   Columbus Waterworks Enlargement No. 44, GO,
              6.00%, 5/1/12.......................................    1,055
    1,000   Cuyahoga County Hospital, Series A, 5.50%,
              1/15/10, MBIA*......................................    1,017
    1,500   Cuyahoga County Public Improvements, GO, 6.70%,
              10/1/10, Prerefunded 10/1/99 @102...................    1,626
    1,000   Delaware County Library District, GO, 7.25%,
              11/1/10, Prerefunded 11/1/00 @102...................    1,125
    1,000   Delaware County Sewer, GO, 5.60%, 12/10/10............    1,019
    1,000   Fairfield County Hospital Improvement Revenue,
              Lancaster-Fairfield Community Hospital, 7.10%,
              6/15/21, MBIA, Prerefunded 6/15/01 @102.............    1,123
    1,035   Frankilin County, GO, 5.40%, 12/1/12..................    1,045
    1,290   Franklin County Hospital Revenue, Children's Hospital,
              5.65%, 11/1/08*.....................................    1,341
      800   Franklin County Hospital Revenue, Children's Hospital,
              5.80%, 11/1/10*.....................................      829
    1,000   Franklin County Hospital Revenue, Children's
              Hospital Project, Series A, 6.50%, 5/1/07...........    1,088
    1,000   Franklin County Hospital Revenue, Children's Hospital
              Project, Series A, 6.60%, 11/1/11...................    1,109
    1,000   Franklin County Hospital Revenue, Riverside United,
              Series B, 7.60%, 5/15/20, Prerefunded
              5/15/00 @102........................................    1,119
    1,000   Greater Cleveland Regional Transportation
              Authority, GO, 5.60%, 12/1/11, FGIC.................    1,025
    1,000   Greene County Water System, 6.85%, 12/1/11,
              AMBAC...............................................    1,108
    1,500   Hamilton City Electric Systems, 6.13%,
              10/15/08, FGIC......................................    1,603
    1,500   Hamilton County Building Improvement &
              Refunding Museum Center, GO, 6.50%, 12/1/09.........    1,631
    1,500   Hamilton County Hospital Facilities, Bethesda
              Hospital, Series A, 6.25%, 1/1/12...................    1,538
    1,265   Hamilton County Hospital Facilities, Christ Hospital,
              Series B, 6.63%, 1/1/06.............................    1,353


Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 SHARES OR
 PRINCIPAL                     SECURITY                                  MARKET
  AMOUNT                     DESCRIPTION                                  VALUE
----------  -------------------------------------------------------     --------
MUNICIPAL BONDS (97.6%):
Ohio, continued:
 $   380   Hamilton County Sewer System, 6.30%, 12/1/01,
             Prerefunded 6/1/01 @102...............................     $   415
   1,000   Hamilton County Sewer System Refunding & Improvements,
             Series A, 4.30%, 12/1/98, FGIC........................       1,007
   1,000   Hamilton Waterworks Water Utility Improvement,
             6.40%, 10/15/07, MBIA.................................       1,086
   1,000   Hilliard School District School Improvements,
             Series A, GO, 5.35%, 12/1/04..........................       1,039
   1,250   Housing Finance Agency Mortgage, Series A-1, 6.20%,
             9/1/14, GNMA..........................................       1,290
   1,000   Huron County Correctional Facility, Issue I, GO,
             5.70%, 12/1/11, MBIA*.................................       1,036
   1,000   Kent State University, 6.45%, 5/1/12, AMBAC.............       1,084
   2,000   Lakewood Sanitation Sewer System, Special Obligation,
             6.40%, 12/1/11........................................       2,157
   2,000   Middleburg Heights Hospital, 5.70%, 8/15/10, FSA*.......       2,063
   2,000   Montgomery County, Sisters of Charity, Series A,
             6.50%, 5/15/08, MBIA..................................       2,168
   1,000   North Royalton, GO, 7.50%, 12/1/11......................       1,117
   1,000   Northeast Ohio Regional Sewer District Wastewater,
             6.50%, 11/15/08, AMBAC, Prerefunded
             11/15/01 @101.........................................       1,100
   1,000   Ohio State University, University & College
             Improvements, 5.50%, 12/1/03..........................       1,052
   1,000   Ottawa County, GO, 7.00%, 9/1/11, AMBAC.................       1,110
   1,000   Pickerington Local School District, GO,
             7.00%, 12/1/13, AMBAC, Prerefunded 12/1/00 @102.......       1,114
   2,600   Portage County, Robinson Memorial Hospital
             Project, 5.63%, 11/15/07, MBIA, 11/15/04 @102.........        2,725
   2,220   Rocky River City School District, School
             Improvements, GO, 6.90%, 12/1/11,.....................        2,463
   1,000   Saint Mary's Electric Systems Mortgage, 7.15%,
             12/1/10, AMBAC........................................        1,111
   1,000   Sandusky City School District, GO, 7.30%, 12/1/10.......        1,107
   1,000   Shaker Heights City Schools, GO, 7.10%, 12/15/10,.......        1,169
   1,000   Springfield, GO, 6.88%, 9/1/06, AMBAC...................        1,112
   1,000   State Building Authority, 7.35%, 4/1/09, MBIA,
             Prerefunded 4/1/00 @ 102..............................        1,110
   2,000   State Building Authority, Adult Correctional Building,
             Series A, 6.13%, 10/1/09..............................        2,129
   1,000   State Building Authority, State Correctional Facilities,
             Series A, 6.50%, 10/1/01..............................        1,086
   1,000   State Building Authority, State Facilities,
             Administration Building Funds, Series A, 5.75%,
             10/1/06, MBIA.........................................        1,064
   2,000   State Building Authority, State Facilities, J. Rhodes,
             Series A, 6.38%, 6/1/07...............................        2,157
   1,165   State Building Authority, State Facilities
             Transportation Building Fund, Series A, 6.50%,
             9/1/09, AMBAC.........................................        1,290
   2,510   State Fresh Water Development, 5.80%, 6/1/11,
             AMBAC*................................................        2,608
   1,000   State Liquor Profits Revenue, 6.85%, 9/1/00, BIG........        1,084
   1,000   State Water Development Authority, Pollution Control
             Facilities, 5.50%, 12/1/09, MBIA......................        1,023
   1,000   Strongsville, GO, 6.70%, 12/1/11........................        1,120
   1,000   Toledo, GO, 5.63%, 12/1/11, AMBAC,......................        1,028
   1,000   Toledo Sewer System Revenue, 7.38%, 11/15/10, MBIA......        1,073
   1,000   University of Cincinnati Certificates of Participation,
             University & College Improvements,
             6.75%, 12/1/09, MBIA..................................        1,106
   1,000   University of Cincinnati General Receipts,
             Health & Hospital Improvements, 7.10%, 6/1/10,
             Prerefunded 6/1/99 @102...............................        1,086
   1,000   University of Cincinnati General Receipts,
             University & College Improvements, 7.00%,
             6/1/11................................................        1,102
   1,000   University of Cincinnati, Series R2, Refund Bonds,
             6.25%, 6/1/09.........................................        1,068
   1,000   Westerville, Minerva Park & Blendon Joint Township,
             Saint Ann's Hospital, Series B, 6.80%,
             9/15/06, AMBAC........................................        1,113
   2,750   Westerville, Minerva Park & Blendon Joint
             Township, Saint Ann's Hospital, Series B, 7.00%,
             9/15/12, AMBAC........................................        3,093
   1,000   Worthington City School District, GO, 7.45%, 12/1/12,
             MBIA, Prerefunded 12/1/99 @102........................        1,108
                                                                         -------
                                                                         102,476
                                                                         -------
Washington (1.9%):
   1,000 State, Series A & AT-6, GO, 6.25%, 2/1/11.................        1,099


Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

 SHARES OR
 PRINCIPAL                     SECURITY                                  MARKET
  AMOUNT                     DESCRIPTION                                  VALUE
----------  -------------------------------------------------------     --------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
  $3,000    State, Series R-97 A, GO, 0.00%, 7/1/15................    $  1,042
                                                                       ---------
                                                                          2,141
                                                                       ---------
Total Municipal Bonds                                                   109,307
                                                                       ---------

Investment Companies (2.8%):
     754    Fidelity Ohio Tax Free Money Market Fund...............         754
   2,407    The One Group Ohio Municipal Money Market
              Fund-Fiduciary Class.................................      $2,407
                                                                       ---------
Total Investment Companies                                                3,161
                                                                       ---------
Total (Cost--$106,236)(a)                                              $112,468
                                                                       ========

-----

Percentages indicated are based on net assets of $111,986.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:


              Unrealized appreciation.......................      $6,238
              Unrealized depreciation.......................          (6)
                                                                  ------
              Net unrealized appreciation                         $6,232
                                                                  ======

* Additional put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods at variable amounts.



AMBAC       Insured by AMBAC Indemnity Corporation
BIG         Bond Insurance Guaranty
ETM         Escrowed To Maturity
FGIC        Insured by Financial Guaranty Insurance Corp.
FSA         Insured by Financial Security Assurance
GNMA        Insured by Government National Mortgage Association
GO          General Obligation
MBIA        Insured by Municipal Bond Insurance Association





See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
----------- -------------------------------------------------------    -------
MUNICIPAL BONDS (98.1%):
Louisiana (98.1%):
 $   300   Alexandria Public Improvement, Sales & Use Tax,
             Series ST-1987, 7.35%, 8/1/97, MBIA...................    $   307
   1,165   Ascension Parish, Gravity Drain, 5.40%, 12/1/07, FGIC,
             Callable 12/1/06 @ 100................................      1,199
   1,230   Ascension Parish, Gravity Drain, 5.50%, 12/1/08, FGIC,
             Callable 12/1/06 @ 100................................      1,266
   2,500   Bastrop Industrial Development Board, Pollution
             Control Revenue, International Paper Co.,
             6.90%, 3/1/07.........................................      2,715
     700   Baton Rouge Public Improvements, Sales & Use Tax,
             6.85%, 8/1/00, AMBAC..................................        754
     800   Baton Rouge Public Improvements, Sales & Use Tax,
             6.90%, 8/1/01, AMBAC..................................        860
   2,000   Baton Rouge Public Improvements, Sales & Use Tax,
             6.00%, 8/1/04, FSA....................................      2,123
     765   Baton Rouge Public Improvements, Sales & Use Tax,
             6.38%, 8/1/09, FSA....................................        817
     400   Bossier City Public Improvement, Sales & Use Tax,
             Series ST-1989, 6.88%, 11/1/06, FGIC..................        430
     400   Bossier City Public Improvement, Sales & Use Tax,
             6.88%, 11/1/07, FGIC..................................        430
     805   Bossier City Public Improvement, Sales & Use Tax,
             Series ST, 6.20%, 11/1/07, AMBAC......................        867
     550   Bossier City Public Improvement, Sales & Use Tax,
              6.88%, 11/1/08, FGIC.................................        591
   1,415   Caddo Parish GO, 5.25%, 2/1/06, MBIA....................      1,446
     750   Caddo Parish GO, 5.25%, 2/1/08, MBIA....................        755
     470   Caddo Parish Industrial Development Board,
             Wal-Mart Stores Income Project, 5.95%, 11/1/07........        474
     500   Calcasieu Parish School District #22, Ward 3,
             Series A, GO, 7.10%, 2/1/01, BIG......................        526
   2,040   De Soto Parish Pollution Control Revenue,
             International Paper Co., Series A, 5.05%, 12/1/02.....      2,077
   1,280   East Baton Rouge Mortgage Finance Authority,
             5.45%, 10/1/03, FNMA/GNMA.............................      1,290
   1,200   East Baton Rouge Mortgage Finance Authority,
             5.50%, 10/1/21, FNMA/GNMA.............................      1,217
     500   East Baton Rouge Parish Sales & Use Tax
             7.10%, 2/1/99, MBIA...................................        530
     500   East Baton Rouge Parish Sales & Use Tax, 7.10%,
             2/1/00, MBIA..........................................        536
     500   East Baton Rouge Parish Sales & Use Tax,
             Series ST, 5.80%, 2/1/07, FGIC........................        531
     845   East Baton Rouge Parish Sales & Use Tax,
             Series ST, 5.80%, 2/1/08, FGIC........................        891
     910   East Baton Rouge Parish Sales & Use Tax,
             Series ST, 5.80%, 2/1/09, FGIC........................        954
   1,085   East Baton Rouge Parish, Series ST,
             5.15%, 2/1/05.........................................      1,100
   1,000   East Baton Rouge Parish, Series ST, 5.10%,
             2/1/07, FGIC, Callable 2/1/06 @ 101.5.................      1,006
   2,280   East Baton Rouge Parish, Series ST-A,
             8.00%, 2/1/02, FGIC...................................      2,622
   1,390   Greater Baton Rouge Parking Authority,
             Sales & Use Tax, 6.38%, 7/1/03........................      1,393
   1,560   Houma Utilities Revenue, 6.13%, 1/1/07, FGIC............      1,661
     730   Housing Finance Agency, Mortgage Revenue
             Super Sinker-Single Family A-1, 5.70%, 6/1/15,
           GNMA/FNMA/FHLMC.........................................        740
   2,225   Housing Family Agency, Mortgage Revenue, 5.13%,
             12/1/10, MBIA, GNMA/FNMA..............................      2,237
     510   Housing Family Agency, Mortgage Revenue,
             6.10%, 12/1/11, AMT, GNMA/FNMA........................        514
   1,275   Iberia Home Mortgage Authority, 7.38%, 1/1/11...........      1,367
     300   Iberville Parish Sales & Use Tax, 6.20%, 1/1/98,
             MBIA..................................................        304
     500   Jefferson Parish GO, 7.10%, 1/1/97, FGIC................        512
     500   Jefferson Parish GO, 7.40%, 1/1/99, FGIC................        511
     250   Jefferson Parish GO, 7.70%, 1/1/02, FGIC................        256
     400   Jefferson Parish Construction, Waterworks
             District #2, GO, 7.25%, 1/15/00.......................        406
   3,180   Jefferson Parish Drain, Sales Tax Revenue,
             6.50%, 11/1/06, AMBAC.................................      3,427
     340   Jefferson Parish Home Mortgage Authority,
             Single Family Mortgage Revenue, 4.50%, 6/1/13.........        337
   4,920   Jefferson Parish Sales Tax District Special,
             Series A, 6.75%, 12/1/06, FGIC........................      5,417
   1,985   Jefferson Parish Sales Tax District Special,
             Series B, 6.75%, 12/1/06, FGIC........................      2,185
   4,000   Jefferson Parish School Board, Sales & Use
              Tax Revenue Refunding, 6.05%, 2/1/02, MBIA...........      4,269


Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


 SHARES OR
 PRINCIPAL                       SECURITY                               MARKET
  AMOUNT                       DESCRIPTION                              VALUE
---------- ----------------------------------------------------------   -------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
  $1,270   Jefferson Parish School Board, Sales & Use Tax
              Revenue Refunding, 6.15%, 2/1/03, MBIA.................   $1,372
   6,500   Jefferson Parish School Board Sales & Use Tax
              Revenue Refunding, 6.25%, 2/1/08, MBIA.................    6,992
     880   Kenner Sales & Use Tax Revenue Refunding, 5.75%,
              6/1/06, FGIC...........................................      926
   1,000   Lafayette Parish Refunding, GO, 7.80%, 3/1/01, FGIC.......    1,058
     750   Lafourche Parish Hospital Service District #3
             Hospital Revenue, 5.50%, 10/1/04........................      743
     650   Lafourche Parish Water District #1, Water Revenue
             Refunding, 5.63%, 1/1/01................................      672
     500   Lincoln Parish School District #1, Ruston
             Refunding, GO, 6.20%, 3/1/03, MBIA......................      529
   1,465   Lincoln Parish School District # 1, Ruston Refunding,
             GO, 6.40%, 3/1/05, MBIA.................................    1,566
   1,580   Louisiana State University, Agriculture & Mechanical
             College, University Revenues, 6.00%,
             7/1/07, MBIA............................................    1,708
   1,120   Louisiana State University, Agriculture & Mechanical
             College, University Revenues, 5.50%,
             7/1/13, MBIA...........................................     1,120
   1,220   Monroe Parish Special School District, GO,
             8.00%, 3/1/01, MBIA....................................     1,381
   1,300   Monroe Parish Special School District, GO,
             7.00%, 3/1/02, MBIA....................................     1,442
   1,390   Monroe Parish Special School District, GO,
             7.00%, 3/1/03, MBIA....................................     1,562
   1,230   Monroe Parish Special School District, GO,
             5.35%, 3/1/05, FGIC....................................     1,273
   1,320   Monroe Parish Special School District, GO,
             5.35%, 3/1/06, FGIC....................................     1,358
   1,000   New Orleans, GO, 5.88%, 10/1/11, AMBAC...................     1,039
     550   New Orleans, GO, 5.85%, 11/1/07, FGIC....................       583
     500   New Orleans Exhibition Hall Authority 0.00%, 1/15/08,
             AMBAC, ETM.............................................       283
     500   New Orleans Exhibition Hall Authority 0.00%, 7/15/08,
             AMBAC, ETM.............................................       276
   1,000   New Orleans Exhibition Hall Authority 5.25%, 7/15/11,
             MBIA, Callable 7/15/06 @ 101...........................       985
   2,525   Ouachita Parish Hospital Service, Glenwood Regional
             Medical Center, Health Care Revenue,
             7.50%, 7/1/06, Callable 7/1/01 @ 102...................     2,862
   1,500   Ouachita Parish Hospital Service District,
             Glenwood, 5.70%, 5/15/16, FSA..........................     1,520
   2,000   Ouachita Parish West School District, GO,
             Refunding Series A, 6.50%, 3/1/03, FSA, Callable
             3/1/01 @ 102...........................................     2,179
   1,250   Ouachita Parish West School District, GO, Refunding
             Series A, 6.60%, 3/1/04, FSA, Callable
             3/1/01 @ 102...........................................     1,364
   2,695   Ouachita Parish West School District, GO, Refunding
             Series A, 6.65%, 3/1/05, FSA...........................     2,941
   1,655   Ouachita Parish West School District, GO, Refunding
             Series A, 6.70%, 3/1/06, FSA...........................     1,803
   1,440   Plaquemines Parish, GO, 6.40%, 8/1/04, AMBAC.............     1,561
     420   Plaquemines Parish, Sales & Use Tax, 6.70%, 12/1/08......       447
     410   Plaquemines Parish, Sales & Use Tax, 6.70%, 12/1/09......       434
     605   Plaquemines Parish School Board, Sales & Use Tax,
             6.65%, 3/1/05..........................................       655
   2,280   Public Facilities Authority, Alton Ochsner Medical
             Foundation, Project A, Health Care
           Revenue, 6.30%, 5/15/04, MBIA............................      2,478
   1,030   Public Facilities Authority, General Health, Inc.
             Project, Health Care Revenue, 5.55%,
             11/1/04, MBIA..........................................      1,081
   1,000   Public Facilities Authority, Lafayette General Medical
             Center Project, Health Care Revenue,
             6.05%, 10/1/04, FSA, Callable 10/1/02 @ 102............      1,078
   1,135   Public Facilities Authority, Mary Bird Perkins
             Cancer Center, Health Care Revenue, 5.50%,
             1/1/04, FSA............................................      1,182
     500   Public Facilities Authority, Our Lady of Lake Hospital,
             Health Care Revenue, 5.70%, 12/1/04,
             MBIA, Callable 12/1/01 @ 102...........................        525
   6,000   Public Facilities Authority Revenue, 0.00%, 12/1/19,
             FNMA, ETM..............................................      1,565
   3,000   Public Facilities Authority Revenue, 0.00%, 2/1/20,
             FHLMC, ETM.............................................        777
     300   Public Facilities Authority Revenue, Tulane University,
             7.50%, 5/15/00.........................................        318
     730   Public Facilities Authority Revenue, Women's Hospital
             Foundation, 5.40%, 10/1/05, FGIC,
             Callable 10/1/04 @ 102.................................        754
   1,000   Public Facilities Authority Revenue, Alton Ochsner
             Medical Foundation, 5.75%, 5/15/11,
             MBIA...................................................      1,014


Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


 SHARES OR
 PRINCIPAL                       SECURITY                               MARKET
  AMOUNT                       DESCRIPTION                              VALUE
---------- ----------------------------------------------------------   -------
MUNICIPAL BONDS, CONTINUED:
Lousiana, continued:
    $500   Public Facilities Authority Revenue, Loyola University,
             Series A, 7.20%, 10/1/00, Callable
             10/1/99 @ 102..........................................   $   543
   1,960   Public Facilities Authority Revenue, Loyola University,
             6.60%, 4/1/05, Callable 4/1/02 @ 102...................     2,137
     735   Public Facilities Authority Revenue, Tulane University,
             5.55%, 10/1/07, AMBAC, Callable
             10/1/06 @ 102..........................................       767
   1,605   Public Facilities Authority Revenue, Tulane University,
             5.75%, 10/1/09, AMBAC, Callable
             10/1/06 @ 102..........................................     1,679
     325   Public Facilities Authority Revenue, Tulane University,
             Series A-1, Unrefunded Balance,
             5.80%, 2/15/04, FGIC...................................       345
     605   Public Facilities Authority Revenue, Tulane University,
             Series B, Unrefunded Balance,
             7.00%, 8/15/97.........................................       617
     170   Public Facilities Authority Revenue, Tulane University,
             Series B, Unrefunded Balance,
             7.20%, 8/15/98.........................................       177
   2,145   Public Facilities Authority Revenue, Tulane University,
             Series B, Unrefunded Balance,
             6.25%, 7/15/06.........................................     2,290
     750   Public Facilities Authority Revenue, Tulane University,
             Series C, 7.00%, 8/15/97, AMBAC........................       766
     300   Public Facilities Authority Revenue, Tulane University,
             Series C, 7.20%, 8/15/98, Callable
             8/15/97 @ 102..........................................       312
     110   Public Facilities Authority Revenue, Sisters of Mercy,
             Unrefunded Balance, 7.38%, 6/1/09......................       118
     500   Public Facilities Authority, Women's Hospital Foundation,
             Health Care Revenue, 7.20%,
             10/1/97, FGIC..........................................       513
   1,235   Public Facilities Authority, Women's Hospital Foundation,
             Health Care Revenue, 6.85%,
             10/1/05, Callable 10/1/02 @ 102........................     1,294
   1,715   Public Facilities Authority, Women's Hospital Foundation,
             Health Care Revenue, 5.50%,
             10/1/06, Callable 10/1/04 @ 102, FGIC..................     1,776
     670   Rapides Parish School District #11, GO, 6.90%, 2/1/01,
             FGIC...................................................       715
   1,475   Rapides Parish School District #11, GO, 6.95%, 2/1/02,
             FGIC...................................................     1,571
     500   Rapides Parish Consolidated School District #62,
             GO, 7.25%, 4/1/00, MBIA................................       531
     750   St. Charles Parish Public Improvement, Sales & Use Tax,
             6.60%, 11/1/07.........................................       787
   2,350   St. Charles Parish School District #1, GO, 6.45%,
             3/1/06, AMBAC..........................................     2,512
     870   St. John Baptist Parish School District #1, GO,
             6.25%, 3/1/05..........................................       914
   1,000   St. Landry Parish Consolidated School District #1,
             GO, 8.00%, 5/1/98, MBIA................................     1,054
     750   St. Landry Parish Consolidated School District #1,
             GO, 6.10%, 5/1/07, MBIA................................       782
     300   St. Tammany Parish Refunding, GO, 7.40%, 3/1/98,
             FGIC...................................................       313
   1,000   St. Tammany Parish, District #3, Series A, Sales & Use Tax,
             6.50%, 12/1/02, FGIC...................................     1,070
   1,000   St. Tammany Parish, District #3, Series A, Sales & Use Tax,
             6.50%, 12/1/03, FGIC...................................     1,075
     750   St. Tammany Parish, District #3, Series A, Sales & Use Tax,
             6.50%, 12/1/05, FGIC...................................       797
   1,815   St. Tammy Parish Hospital Service, Hospital District #1,
             Health Care Revenue, 6.30%, 7/1/07.....................     1,902
     620   St. Tammany Parish School Board, Sales & Use Tax Revenue,
             6.70%, 4/1/98, FGIC....................................       641
     550   St. Tammany Parish School District #12, Sales & Use Tax,
             6.50%, 3/1/01, FGIC....................................       592
     400   St. Tammany Parish School District #12, Sales & Use Tax,
             6.50%, 3/1/04, FGIC....................................       426
     480   Shreveport, GO, 6.20%, 3/1/02, AMBAC.....................       509
     500   Shreveport, GO, 6.70%, 2/1/03, AMBAC, Prerefunded 2/1/00
             @ 100..................................................       533
     480   Shreveport, GO, 5.90%, 2/1/07............................       499
     930   Shreveport Water & Sewer Revenue, Series A, 7.75%,
             12/1/02, FGIC..........................................     1,079
     500   Shreveport Water & Sewer Revenue, Series A, 6.25%,
             12/1/03, FGIC..........................................       547
   1,665   Stadium & Exposition District, Hotel Occupancy Tax &
           Stadium Revenue, 5.65%, 7/1/07,
             FGIC, Callable 7/1/04 @ 102............................     1,743
   3,020   State Energy & Power Authority, Power Project Revenue
             Refunding, Rodemacher Unit #2,
             6.75%, 1/1/08, FGIC....................................     3,290
     800   State Gas & Fuels Tax Revenue, Series A, 7.20%,
              11/15/99..............................................       859
   1,500   State Gas & Fuels Tax Revenue, Series A, 7.25%,
              11/15/04..............................................     1,635


Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                             DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


 SHARES OR
 PRINCIPAL                       SECURITY                               MARKET
  AMOUNT                       DESCRIPTION                              VALUE
---------- ----------------------------------------------------------   -------
MUNICIPAL BONDS, CONTINUED:
Lousiana, continued:
  $2,875   State GO, 5.80%, 8/1/10, MBIA............................   $  3,041
   2,750   State GO, 7.10%, 9/1/03, FSA, Callable 9/1/00 @ 102......      3,035
     500   State GO, Series A, 6.10%, 5/11/11, AMBAC................        525
   6,290   State GO, Series A, 6.00%, 5/15/99, MBIA.................      6,551
   4,000   State GO, Series A, 6.00%, 8/1/04, FGIC..................      4,320
     430   State GO, Series A, 6.00%, 5/1/08, AMBAC.................        458
   3,000   State GO, Series B, 5.63%, 8/1/13, MBIA..................      3,086
     400   State Offshore Terminal Authority, Deepwater Port Revenue
             Refunding, 1st Stage Series B,
             Loop, Inc., 6.00%, 9/1/01..............................        419
     600   State Offshore Terminal Authority, Deepwater Port Revenue
             Refunding, 1st Stage Series B,
             Loop, Inc., 6.10%, 9/1/02..............................        633
   1,325   State Offshore Terminal Authority, Deepwater Port Revenue
             Refunding, 1st Stage Series B,
             Loop, Inc., 6.25%, 9/1/04..............................      1,415
     150   Sulphur Public Improvements, Series B, Sales & Use Tax,
             6.00%, 3/1/00, MBIA....................................        150
     615   Sulphur Public Improvements, Series B, Sales & Use Tax,
             6.00%, 3/1/01, MBIA....................................        616
   1,435   Tangipahoa Parish Consolidated School District #1
             Refunding, Sales & Use Tax, GO, 6.15%,
             12/1/07................................................      1,519
   1,250   Tangipahoa Parish Hospital Service, District #1, Health
             Care Revenue, 6.13%, 2/1/14,
             AMBAC..................................................      1,312
   1,285   Terrebonne Parish Hospital Service, District #1, Terrebonne
             General Medical Center Project,
             Health Care Revenue Refunding, 7.40%, 4/1/03, BIG......      1,357
     690   Terrebonne Parish Waterworks District #1, Water
             Revenue, 5.70%, 11/1/06, FGIC..........................        729
     500   Terrebonne Parish Waterworks District #1, Water
             Revenue, 5.75%, 11/1/08, FGIC..........................        523
     555   Vermilion Parish Hospital Service, District #2, Health
             Care Revenue Refunding, Series A,
             GO, 6.35%, 5/1/00, MBIA................................        590
                                                                       --------
Total Municipal Bonds                                                   177,245
                                                                       --------
INVESTMENT COMPANIES (0.6%):
   1,073   The One Group Municipal Money Market Fund,
             Fiduciary Class........................................      1,073
                                                                       --------
Total Investment Companies                                                1,073
                                                                       --------
Total (Cost-$172,389) (a)                                              $178,318
                                                                       ========


-----

Percentages indicated are based on net assets of $180,603.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:


          Unrealized appreciation.........................   $6,168
          Unrealized depreciation.........................     (239)
                                                             ------
          Net unrealized appreciation.....................    $5,929


AMBAC       Insured by AMBAC Indemnity Corporation
BIG         Insured by Bond Insurance Guaranty
ETM         Escrowed To Maturity
FGIC        Insured by Financial Guaranty Insurance Corp.
FHLMC       Insured by Federal Home Loan Mortgage Company
FNMA        Insured by Federal National Mortgage Association
FSA         Insured by Financial Security Assurance
GNMA        Insured by Government National Mortgage Association
GO          General Obligation
MBIA        Insured by Municipal Bond Insurance Association
ST          Special Tax



See notes to financial statements.

-------------------------------------------------------------------------------
The One Group Family of Mutual Funds
-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                         DECEMBER 31, 1996
(Unaudited)

                                                                         (Amounts in Thousands,
                                                                       except per share amounts)

                                        INTERMEDIATE       MUNICIPAL        KENTUCKY            OHIO          LOUISIANA
                                        TAX-FREE BOND       INCOME       MUNICIPAL BOND    MUNICIPAL BOND   MUNICIPAL BOND
                                            FUND             FUND             FUND              FUND             FUND
                                            ----             ----             ----              ----             ----

ASSETS:
Investments, at value (cost
   $257,214; $341,207;
   $41,082; $106,236;
   $172,389, respectively)..............    $264,507        $345,975          $42,114         $112,468         $178,318
Interest receivable.....................       3,493           5,849              654            1,205            3,160
Receivable from brokers
   for investments sold.................       3,710              --               --               --               --
Receivable for capital
   shares issued........................         577             687              103              165               16
Deferred organization
   costs................................          --               1               --               --               --
Prepaid expenses and other
   assets...............................           2              13                1                1                1
                                           ---------       ---------        ---------        ---------        ---------
TOTAL ASSETS............................     272,289         352,525           42,872          113,839          181,495
                                           ---------       ---------        ---------        ---------        ---------
LIABILITIES:
Cash overdraft ........................          373             309              104              143               --
Dividends payable .....................        1,017           1,556              167              480              727
Payable to brokers for
   investments purchased...............       16,635           4,902               --            1,038               --
Payable for capital shares
   redeemed............................           --              46               --               69               14
Accrued expenses and
   other payables:
      Investment advisory
        fees...........................           81             102               13               29               57
      Administration fees .............           35              48                2               16               25
      12b-1 fees (Class A) ............            1               6                4                3               11
      12b-1 fees (Class B) ............            2              22                2                9                3
      Other............................           83             162               54               66               55
                                           ---------       ---------        ---------        ---------        ---------
TOTAL LIABILITIES .....................       18,227           7,153              346            1,853              892
                                           ---------       ---------        ---------        ---------        ---------
NET ASSETS:
Capital ...............................      245,804         349,422           43,316          109,750          175,405
Undistributed net
   investment income...................          233              20               --                8               --
Accumulated undistributed
   net realized gains
   (losses) from investment
   transactions.......................           732          (8,838)          (1,822)          (4,004)            (731)
Net unrealized
   appreciation from
   investments........................         7,293           4,768            1,032            6,232            5,929
                                           ---------       ---------        ---------        ---------        ---------
NET ASSETS............................      $254,062        $345,372          $42,526         $111,986         $180,603
                                           =========       =========        =========        =========        =========
Net Assets
      Fiduciary.......................      $244,981        $286,951          $32,458          $84,011         $126,727
      Class A ........................         6,357          29,366            8,076           15,858           50,271
      Class B ........................         2,724          29,055            1,992           12,117            3,605
                                           ---------       ---------        ---------        ---------        ---------
Total ................................      $254,062        $345,372          $42,526         $111,986         $180,603
                                           =========       =========        =========        =========        =========
Outstanding Units of
   Beneficial Interest
   (Shares):
      Fiduciary ......................        22,505          29,347            3,182            7,719           12,585
      Class A ........................           584           2,995              792            1,453            4,993
      Class B ........................           250           2,973              196            1,102              359
                                           ---------       ---------        ---------        ---------        ---------
Total.................................        23,339          35,315            4,170           10,274           17,937
                                           =========       =========        =========        =========        =========
Net Asset Value:
      Fiduciary
        Offering and
           redemption price
           per share .................        $10.89           $9.78           $10.20           $10.88           $10.07
                                           =========       =========        =========        =========        =========

      Class A
        Redemption price
           per share .................        $10.88           $9.81           $10.21           $10.92           $10.07
                                           =========       =========        =========        =========        =========

        Maximum sales
           charge.....................          4.50%           4.50%            4.50%            4.50%            4.50%
                                           =========       =========        =========        =========        =========

        Maximum offering
           price per share
           (100%/(100%-maximum
           sales charge) of net asset
           value adjusted to nearest
           cent)......................        $11.39          $10.27           $10.69           $11.43           $10.54
                                           =========       =========        =========        =========        =========

      Class B
        Offering price per
           share (a) .................        $10.89           $9.77           $10.14           $10.99           $10.07
                                           =========       =========        =========        =========        =========


-----
(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.



===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS             FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
(Unaudited)

                                           (AMOUNTS IN THOUSANDS)
                            INTERMEDIATE  MUNICIPAL KENTUCKY      OHIO     LOUISIANA
                              TAX-FREE     INCOME   MUNICIPAL   MUNICIPAL  MUNICIPAL
                              BOND FUND     FUND    BOND FUND   BOND FUND  BOND FUND
                              ---------   --------- ---------   ---------  ---------
INVESTMENT INCOME:
Interest income ............   $ 6,572    $ 9,616    $ 1,092    $ 3,065    $ 5,158
Dividend income ............        42         42         24         62         19
                               -------    -------    -------    -------    -------
TOTAL INCOME ...............     6,614      9,658      1,116      3,127      5,177
                               -------    -------    -------    -------    -------
EXPENSES:
Investment advisory fees ...       735        722        127        328        562
Administration fees ........       203        265         35         89        155
12b-1 fees (Class A) .......        11         48         14         29         91
12b-1 fees (Class B) .......        12        133          9         53         17
Custodian and accounting
   fees ....................        22         28          7          9         20
Legal and audit fees .......         6         10          3          5         10
Trustees' fees and expenses          1          3         --          1          1
Transfer agent fees ........        14         26         10         20         28
Registration and filing fees         7         28         --          8          6
Printing costs .............        21         23          2         14         20
Other ......................         1          1          1          1          1
                               -------    -------    -------    -------    -------
Total expenses before
   waivers .................     1,033      1,287        208        557        911
Less waivers ...............      (334)      (213)       (64)      (180)      (223)
                               -------    -------    -------    -------    -------
NET EXPENSES ...............       699      1,074        144        377        688
                               -------    -------    -------    -------    -------
Net Investment Income ......     5,915      8,584        972      2,750      4,489
                               -------    -------    -------    -------    -------
REALIZED/UNREALIZED GAINS
   (LOSSES) FROM
   INVESTMENTS:
Net realized gains (losses)
   from investment
   transactions ............       751       (759)        (7)       (38)      (135)
Net change in unrealized
   appreciation from
   investments .............     4,467      4,481        662      1,952      2,803
                               -------    -------    -------    -------    -------
Net realized/unrealized
   gains from investments ..     5,218      3,722        655      1,914      2,668
                               -------    -------    -------    -------    -------
Change in net assets
   resulting from
   operations..............    $11,133    $12,306     $1,627     $4,664     $7,157
                               =======    =======     ======     ======     ======


See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                           DECEMBER 31, 1996


                                                                         (AMOUNTS IN THOUSANDS)
                                               INTERMEDIATE                   MUNICIPAL                KENTUCKY MUNICIPAL
                                            TAX-FREE BOND FUND               INCOME FUND                    BOND FUND
                                            ---------------------      ----------------------    ---------------------------
                                             SIX MONTHS     YEAR        SIX MONTHS     YEAR       SIX MONTHS     YEAR
                                               ENDED        ENDED        ENDED         ENDED       ENDED         ENDED
                                            DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,  JUNE 30,
                                               1996          1996         1996          1996         1996         1996
                                            ------------  ---------   ------------    -------     ------------  ---------
                                             (Unaudited)               (Unaudited)                (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income .................   $   5,915    $  11,312    $   8,584    $  13,782    $     972    $   1,845
   Net realized gains (losses) from
    investment transactions ..............         751        1,432         (759)      (2,505)          (7)         (36)
   Net change in unrealized appreciation
    (depreciation) from investments ......       4,467         (248)       4,481        1,176          662          571
                                             ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets resulting
   from operations .......................      11,133       12,496       12,306       12,453        1,627        2,380
                                             ---------    ---------    ---------    ---------    ---------    ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
   From net investment income ............      (5,719)     (10,698)      (7,268)     (12,119)        (752)      (1,450)
   From net realized gains
    from investment transactions .........        (414)        (468)        --           --           --           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ............        (150)        (328)        (710)        (996)        (186)        (374)
   From net realized gains from investment
    transactions .........................         (11)         (17)        --           --           --           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ............         (46)         (64)        (606)        (666)         (34)         (21)
   From net realized gains from investment
    transactions .........................          (4)          (3)        --           --           --           --
                                             ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from
   shareholder distributions .............      (6,344)     (11,578)      (8,584)     (13,781)        (972)      (1,845)
                                             ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ...........      41,721       79,285       80,227      135,163        5,724        7,868
   Dividends reinvested ..................         416        1,603        1,101        1,920          120          224
   Cost of shares redeemed ...............     (19,126)     (73,503)     (29,784)     (51,353)      (3,908)     (10,109)
                                             ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets from
   share transactions ....................      23,011        7,385       51,544       85,730        1,936       (2,017)
                                             ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets .....................      27,800        8,303       55,266       84,402        2,591       (1,482)
NET ASSETS:
   Beginning of period ...................     226,262      217,959      290,106      205,704       39,935       41,417
                                             ---------    ---------    ---------    ---------    ---------    ---------
   End of period .........................   $ 254,062    $ 226,262    $ 345,372    $ 290,106    $  42,526    $  39,935
                                             =========    =========    =========    =========    =========    =========
SHARE TRANSACTIONS:
   Issued ................................       3,873        7,384        8,245       13,875          566          779
   Reinvested ............................          39          148          114          197           12           23
   Redeemed ..............................      (1,775)      (6,824)      (3,065)      (5,278)        (386)        (997)
                                             ---------    ---------    ---------    ---------    ---------    ---------
Change in shares .........................       2,137          708        5,294        8,794          192         (195)
                                             =========    =========    =========    =========    =========    =========
Undistributed net investment
 income included in net assets:
   End of period .........................   $     233    $     233    $      20    $      20    $      -     $      -
                                             =========    =========    =========    =========    =========    =========


See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                           DECEMBER 31, 1996




                                                                              (AMOUNTS IN THOUSANDS)
                                                                   OHIO MUNICIPAL                     LOUISIANA MUNICIPAL
                                                                    BOND FUND                           BOND FUND (a)
                                                              ------------------------      ----------------------------------------
                                                              SIX MONTHS        YEAR        SIX MONTHS    SEVEN MONTHS      YEAR
                                                                 ENDED         ENDED           ENDED         ENDED         ENDED
                                                              DECEMBER 31,    JUNE 30,      DECEMBER 31,    JUNE 30,    NOVEMBER 30,
                                                                 1996           1996           1996           1996          1995
                                                              ---------      ---------      ---------      ---------      ---------
                                                              (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ................................     $   2,750      $   5,010      $   4,489      $   5,578      $  10,058
   Net realized losses from
    investment transactions .............................           (38)          (253)          (135)          (146)           (11)
   Net change in unrealized
    appreciation (depreciation)
    from investments ....................................         1,952            483          2,803         (3,198)        14,487
                                                              ---------      ---------      ---------      ---------      ---------
Change in net assets resulting from
   operations ...........................................         4,664          5,240          7,157          2,234         24,534
                                                              ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS (b):
   From net investment income ...........................        (2,117)        (4,102)        (3,220)        (1,732)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ...........................          (405)          (670)        (1,200)        (3,782)       (10,014)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ...........................          (228)          (238)           (69)           (64)           (44)
                                                              ---------      ---------      ---------      ---------      ---------
Change in net assets from shareholder
 distributions ..........................................        (2,750)        (5,010)        (4,489)        (5,578)       (10,058)
                                                              ---------      ---------      ---------      ---------      ---------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ..........................        15,156         28,462          5,011         13,459         27,568
   Dividends reinvested .................................           579            890            825            929          1,980
   Cost of shares redeemed ..............................       (11,635)       (18,818)       (20,644)       (26,535)       (32,814)
                                                              ---------      ---------      ---------      ---------      ---------
Change in net assets from share
 transactions ...........................................         4,100         10,534        (14,808)       (12,147)        (3,266)
                                                              ---------      ---------      ---------      ---------      ---------
Change in net assets ....................................         6,014         10,764        (12,140)       (15,491)        11,210
NET ASSETS:
   Beginning of period ..................................       105,972         95,208        192,743        208,234        197,024
                                                              ---------      ---------      ---------      ---------      ---------
   End of period ........................................     $ 111,986      $ 105,972      $ 180,603      $ 192,743      $ 208,234
                                                              =========      =========      =========      =========      =========
Share Transactions:
   Issued ...............................................         1,398          2,628            502            870          2,610
   Issued in restatement of net
    asset value (c) .....................................          --             --             --            1,261           --
   Reinvested ...........................................            53             82             83             89            189
   Redeemed .............................................        (1,077)        (1,744)        (2,067)        (2,146)        (3,138)
                                                              ---------      ---------      ---------      ---------      ---------
Change in shares ........................................           374            966         (1,482)            74           (339)
                                                              ---------      ---------      ---------      ---------      ---------
Undistributed net investment income included in
 net assets:
   End of period ........................................     $       8      $       8      $       -      $       -      $       -
                                                              =========      =========      =========      =========      =========

---------------------------------------

(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Changes in net assets for the periods prior to March 26, 1996 represent the Paragon Louisiana Tax-Free Fund.
(b) Fiduciary Shares of the Louisiana Municipal Bond Fund commenced offering on March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.
(c) Pursuant to its reorganization as a fund of The One Group, the Louisiana Municipal Bond Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $10.67 to $10.00 and Class B Shares from $10.70 to $10.00.



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1996
(Unaudited)


1.   ORGANIZATION:

     The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently consists of thirty active funds. The accompanying financial statements and financial highlights are those of the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund and the Louisiana Municipal Bond Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund, except for the Kentucky Municipal Bond Fund, Ohio Municipal Bond Fund, and the Louisiana Municipal Bond Fund, which are non-diversified.

     The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. Subsequent to the reorganization, the fiscal period end changed from November 30 to June 30 for the Louisiana Municipal Bond Fund. Therefore, the prior period statement of changes in net assets for that Fund presents the changes in net assets for the seven months ended June 30, 1996.

     The Funds' investment objectives are as follows:


     FUND                                 OBJECTIVE
     ----                                 ---------
     Intermediate Tax-Free Bond    Current income exempt from Federal
     Fund                          income taxes consistent with prudent
                                   investment management and the
                                   preservation of capital.

     Municipal Income Fund         Current income exempt from Federal income
                                   taxes.

     Kentucky Municipal Bond       Current income both consistent with
     Fund                          the preservation of principal and exempt
                                   from Federal income tax and
                                   Kentucky personal income tax.

     Ohio  Municipal Bond Fund     Current income both consistent with the
                                   preservation of principal and exempt from
                                   Federal income tax and Ohio personal income
                                   tax.

     Louisiana Municipal Bond      Current income both consistent with the
     Fund                          preservation of principal and exempt from
                                   Federal income tax and Louisiana income tax.


2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Continued

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1996
(Unaudited)



     SECURITY VALUATION

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     WRITTEN OPTIONS

     The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     MORTGAGE ROLLS

     The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a

Continued

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1996
(Unaudited)


     specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1996 the Funds had no securities on loan.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain

Continued

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1996
(Unaudited)



     investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3.   SHARES OF BENEFICIAL INTEREST:

     The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through forty series and four classes:
     Fiduciary, Class A, Class B and Service. As of December 31, 1996, no shareholders were in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1996 and June 30, 1996:


Continued

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1996
(Unaudited)


                                                                         (Amounts in Thousands)

                                               Intermediate Tax-Free                Municipal                Kentucky Municipal
                                                      Bond Fund                   Income Fund                     Bond Fund
                                             --------------------------     -------------------------     -------------------------
                                             Six months        Year          Six months       Year        Six months          Year
                                                ended          ended           ended          ended          ended          ended
                                              December 31,    June 30,       December 31,    June 30,      December 31,    June 30,
                                                 1996           1996            1996          1996           1996           1996
                                               ---------      ---------      ---------      ---------      ---------      ---------
                                              (Unaudited)                   (Unaudited)                   (Unaudited)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued ............     $  40,871      $  73,620      $  68,571      $ 100,593      $   5,114      $   6,010
  Dividends reinvested ...................           254          1,311            171            835             11             30
  Cost of shares redeemed ................       (17,964)       (69,859)       (26,003)       (45,206)        (3,471)        (8,690)
                                               ---------      ---------      ---------      ---------      ---------      ---------
  Change in net assets
   from Fiduciary Share
   transactions ..........................     $  23,161      $   5,072      $  42,739      $  56,222      $   1,654      $  (2,650)
                                               =========      =========          =====      =========      =========      =========
CLASS A SHARES:
  Proceeds from shares issued ............            46      $   4,157      $   5,144         18,884      $      56      $     475
  Dividends reinvested ...................           121            246            525            699             91            186
  Cost of shares redeemed ................          (559)        (3,426)        (2,410)        (5,106)          (371)        (1,412)
                                               ---------      ---------      ---------      ---------      ---------      ---------
  Change in net assets
   from Class A Share
   transactions ..........................     $    (392)     $     977      $   3,259      $  14,477      $    (224)     $    (751)
                                               =========      =========          =====      =========      =========      =========
CLASS B SHARES:
  Proceeds from shares
   issued ................................     $     804      $   1,508      $   6,512      $  15,686      $     554          1,383
  Dividends reinvested ...................            41             46            405            386             18              8
  Cost of shares redeemed ................          (603)          (218)        (1,371)        (1,041)           (66)            (7)
                                               ---------      ---------      ---------      ---------      ---------      ---------
  Change in net assets
   from Class B Share
   transactions ..........................     $     242      $   1,336          5,546      $  15,031      $     506      $   1,384
                                               =========      =========          =====      =========      =========      =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued .................................         3,795          6,859          7,050         10,330            505            593
  Reinvested .............................            24            121             18             86              1              4
  Redeemed ...............................        (1,667)        (6,488)        (2,677)        (4,649)          (342)          (856)
                                               ---------      ---------      ---------      ---------      ---------      ---------
  Change in Fiduciary Shares .............         2,152            492          4,391          5,767            164           (259)
                                               =========      =========          =====      =========      =========      =========
CLASS A SHARES:
  Issued .................................             4            387            526          1,933              6             48
  Reinvested .............................            11             22             54             72              9             18
  Redeemed ...............................           (52)          (316)          (247)          (522)           (37)          (140)
                                               ---------      ---------      ---------      ---------      ---------      ---------
  Change in Class A  Shares ..............           (37)            93            333          1,483            (22)           (74)
                                               =========      =========          =====      =========      =========      =========

CLASS B SHARES:
  Issued .................................            74            138            669          1,612             55            138
  Reinvested .............................             4              5             42             40              2              1
  Redeemed ...............................           (56)           (20)          (141)          (108)            (7)            (1)
                                               ---------      ---------      ---------      ---------      ---------      ---------
  Change in Class B Shares ...............            22            123            570          1,544             50            138
                                               =========      =========          =====      =========      =========      =========



Continued

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1996
(Unaudited)

                                                                              (AMOUNTS IN THOUSANDS)
                                                                 OHIO MUNICIPAL                 LOUISIANA MUNICIPAL
                                                                  BOND FUND                         BOND FUND (a)
                                                         --------------------------      ------------------------------------------
                                                          SIX MONTHS         YEAR        SIX MONTHS     SEVEN MONTHS      YEAR
                                                             ENDED          ENDED          ENDED           ENDED          ENDED
                                                          DECEMBER 31,     JUNE 30,      DECEMBER 31,     JUNE 30,     NOVEMBER 30,
                                                              1996           1996           1996            1996          1995
                                                           ---------      ---------      ---------      -------------  ------------
                                                          (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES (b):
  Proceeds from shares issued ........................     $   9,658      $  16,537      $   2,820      $   6,255
  Proceeds from shares issued in
   conversion from Class A Shares ....................          --             --             --          137,607(b)
  Dividends reinvested ...............................            71            245           --             --
  Cost of shares redeemed ............................        (7,781)       (16,421)       (14,010)        (6,804)
                                                           ---------      ---------      ---------      ---------
  Change in net assets from
   Fiduciary Share transactions ......................     $   1,948      $     361      $ (11,190)     $ 137,058
                                                           =========      =========      =========      =========
CLASS A SHARES:
  Proceeds from shares issued ........................     $   2,087      $   5,812      $   1,726      $   5,814         $  25,634
  Dividends reinvested ...............................           337            479            776            889             1,948
  Cost of shares redeemed ............................        (3,350)        (1,813)        (6,452)       (19,453)          (32,701)
  Cost of shares redeemed in
   conversion to Fiduciary Shares ....................          --             --             --         (137,607)(b)          --
                                                           ---------      ---------      ---------      ---------         ---------
  Change in net assets from
   Class A Share transactions ........................     $    (926)     $   4,478      $  (3,950)     $(150,357)        $  (5,119)
                                                           =========      =========      =========      =========         =========
CLASS B SHARES:
  Proceeds from shares issued ........................     $   3,411      $   6,113      $     465      $   1,390         $   1,934
  Dividends reinvested ...............................           171            166             49             40                31
  Cost of shares redeemed ............................          (504)          (584)          (182)          (278)             (112)
                                                           ---------      ---------      ---------      ---------         ---------
  Change in net assets from
   Class B Share transactions ........................     $   3,078      $   5,695      $     332      $   1,152         $   1,853
                                                           =========      =========      =========      =========         =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES (b):
  Issued .............................................           894          1,528            282            195
  Issued in conversion from Class A Shares ...........          --             --             --           13,761(b)
  Reinvested .........................................             7             23           --             --
  Redeemed ...........................................          (722)        (1,523)        (1,403)          (250)
                                                           ---------      ---------      ---------      ---------
  Change in Fiduciary Shares .........................           179             28         (1,121)        13,706
                                                           =========      =========      =========      =========
CLASS A SHARES:
  Issued .............................................           191            539            173            545             2,426
  Issued in restatement of net asset
    value (c) ........................................          --             --             --            1,239              --
  Reinvested .........................................            31             44             78             85               186
  Redeemed ...........................................          (309)          (167)          (646)        (1,869)           (3,127)
  Redeemed in conversion to
   Fiduciary Shares ..................................          --             --             --          (13,761)(b)          --
                                                           ---------      ---------      ---------      ---------         ---------
   Change in Class A Shares ..........................           (87)           416           (395)       (13,761)             (515)
                                                           =========      =========      =========      =========         =========
CLASS B SHARES:
  Issued .............................................           313            561             47            130               183
  Issued in restatement of net asset
   value (c) .........................................          --             --             --               22              --
  Reinvested .........................................            15             15              5              4                 3
  Redeemed ...........................................           (46)           (54)           (18)           (27)              (10)
                                                           ---------      ---------      ---------      ---------         ---------
  Change in Class B Shares ...........................           282            522             34            129               176
                                                           =========      =========      =========      =========         =========

------------------------------------

(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Capital and share transactions for the periods prior to March 26, 1996 represent the Paragon Louisiana Tax-Free Fund.
(b) Fiduciary Shares of the Louisiana Municipal Bond Fund commenced offering on March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.
(c) Pursuant to its reorganization as a fund of The One Group, the Louisiana Municipal Bond Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $10.67 to $10.00 and Class B Shares from $10.70 to $10.00.

Continued

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1996
(Unaudited)

4.   INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

     The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund and the Louisiana Municipal Bond Fund; and 0.45% of the Municipal Income Fund and the Kentucky Municipal Bond Fund.

     The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Fund , and the Investor Balanced Fund, the "Investor Funds" and the Treasury Only Money Market Fund and the Government Money Market Fund, the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator.

     The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% and 0.90% of average daily net assets of the Class A Shares and Class B Shares, respectively, of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the period ended December 31, 1996, the Distributor received $172,353 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which the Distributor reallowed $95,435 to affiliated broker/dealers of the Funds.

     Prior to January 2, 1996, Premier Investment Advisors, L.L.C. ("Premier") served as investment adviser and Goldman Sachs & Company served as distributor to the Louisiana Municipal Bond Fund. Pursuant to the approval of the Board of Trustees of Paragon on October 31, 1995 and its shareholders on December 20, 1995, Paragon entered into an investment advisory agreement with the Adviser and a distribution agreement with the Distributor effective January 2, 1996. The terms of the investment advisory agreements with Premier and with the Adviser and the distribution agreements with Goldman Sachs & Company and the Distributor were substantially the same.

     Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.


Continued

===============================================================================
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-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1996
(Unaudited)


The Adviser, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the period ended December 31, 1996, fees in the following amounts were waived (amounts in thousands):

                                                                                       12b-1 FEES
                                                 INVESTMENT                              WAIVED
                                                ADVISORY FEES    ADMINISTRATION   ---------------------
                                                   WAIVED          FEES WAIVED     CLASS A      CLASS B
                                                ----------      ---------------    --------     --------
Intermediate Tax-Free Bond Fund ..............      $330              $-             $  3         $  1
Municipal Income Fund ........................       170              16               14           13
Kentucky Municipal Bond Fund .................        59              --                4            1
Ohio Municipal Bond Fund .....................       166               2                8            5
Louisiana Municipal Bond Fund ................       195              --               26            2


5.   SECURITIES TRANSACTIONS:

     The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended December 31, 1996 were as follows (amounts in thousands):


                                                         PURCHASES       SALES
                                                         ---------      ---------
Intermediate Tax-Free Bond Fund ......................   $132,917        $107,097
Municipal Income Fund ................................    141,236          83,829
Kentucky Municipal Bond Fund .........................      2,529           1,331
Ohio Municipal Bond Fund .............................     11,539           3,338
Louisiana Municipal Bond Fund ........................     18,749          33,275

6.   FINANCIAL INSTRUMENTS:

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

7.   CONCENTRATION OF CREDIT RISK:

     The Kentucky, Ohio and Louisiana Municipal Bond Funds invest in primarily debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.


8.   REORGANIZATION:

     The Trust entered an Agreement and Plan of Reorganization ("Reorganization") with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Paragon Louisiana Tax-Free Fund transferred its assets and liabilities to the One Group Louisiana Municipal Bond Fund. The Reorganization, which qualified as tax-free exchange for Federal income tax purposes, was completed on March 25, 1996 following approval by


Continued

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-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1996
(Unaudited)


     shareholders of Paragon at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except net asset value):

                                                                                          AFTER
                                                   BEFORE REORGANIZATION             REORGANIZATION
                                                   ---------------------------    ----------------
                                                      PARAGON       LOUISIANA         LOUISIANA
                                                     LOUISIANA      MUNICIPAL         MUNICIPAL
                                                   TAX-FREE FUND    BOND FUND          BOND FUND
                                                  ---------------  -----------    -----------------

Shares..............................................     18,757        -                 20,018
Net Assets..........................................   $200,185        -               $200,185
Net Asset Value:
   Fiduciary........................................                                     $10.00*
   Class A..........................................     $10.67        -                 $10.00*
   Class B..........................................     $10.70        -                 $10.00*
Unrealized Appreciation.............................     $4,349        -                 $4,349



-------------------------------

* Pursuant to its reorganization as a fund of the One Group, the Fund issued additional shares at the close of business March 25, 1996 as a result of the restatement of the net asset values of Class A Shares from $10.67 to $10.00 and Class B Shares from $10.70 to $10.00.


9.   SUBSEQUENT EVENT:

     Subsequent to December 31, 1996 net assets of certain common trust funds managed by the Adviser were exchanged in a tax-free conversion for shares of the corresponding One Group Funds as follows:

                                                             AMOUNT CONVERTED
     FUND NAME                                               (IN THOUSANDS)
     ---------                                               ----------------
     One Group Municipal Income......................              $54,636
     One Group Intermediate Tax Free Bond............              180,333
     One Group Kentucky Municipal Bond...............               77,684
     One Group Ohio Municipal Bond...................               38,707

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                          DECEMBER 31, 1996

                                                         INTERMEDIATE TAX-FREE BOND FUND
                                         ------------------------------------------------------------------------------------------
                                                                     FIDUCIARY
                                         ------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                             ENDED                             YEARS ENDED JUNE 30,
                                         DECEMBER 31,     -------------------------------------------------------------------------
                                             1996             1996           1995             1994            1993           1992
                                         -----------       -----------    -----------    -----------    -----------    -----------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .................  $     10.67       $     10.64    $     10.49    $     11.15    $     10.69    $     10.28
                                         -----------       -----------    -----------    -----------    -----------    -----------
Investment Activities:
 Net investment income ................         0.26              0.52           0.54           0.52           0.53           0.55
 Net realized and unrealized
  gains (losses) from investments .....         0.24              0.04           0.15          (0.52)          0.49           0.42
                                         -----------       -----------    -----------    -----------    -----------    -----------
   Total from Investment
    Activities ........................         0.50              0.56           0.69           0.00           1.02           0.97
                                         -----------       -----------    -----------    -----------    -----------    -----------
Distributions:
 Net investment income ................        (0.26)            (0.51)         (0.54)         (0.53)         (0.52)         (0.55)
 In excess of net investment income ...         --                --             --            (0.01)          --             --
 Net realized gains ...................        (0.02)            (0.02)          --            (0.01)         (0.04)         (0.01)
 In excess of net realized gains ......         --                --             --            (0.11)          --             --
                                         -----------       -----------    -----------    -----------    -----------    -----------
   Total Distributions ................        (0.28)            (0.53)         (0.54)         (0.66)         (0.56)         (0.56)
                                         -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE,
  END OF PERIOD .......................  $     10.89       $     10.67    $     10.64    $     10.49    $     11.15    $     10.69
                                         ===========       ===========    ===========    ===========    ===========    ===========
Total Return (Excludes Sales Charge) ..         4.75%(a)          5.39%          6.75%         (0.11)%         9.79%          9.54%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...  $   244,981       $   217,201    $   211,229    $   182,611    $   166,489    $   142,672
  Ratio of expenses to average
   net assets .........................         0.56%(b)          0.54%          0.53%          0.48%          0.54%          0.55%
  Ratio of net investment
    income to average net assets ......         4.84%(b)          4.87%          5.17%          4.78%          4.93%          5.28%
  Ratio of expenses to average
    net assets* .......................         0.83%(b)          0.87%          0.88%          0.84%          0.94%          1.07%
  Ratio of net investment
    income to average net assets* .....         4.57%(b)          4.54%          4.82%          4.42%          4.53%          4.77%
   Portfolio turnover (c) .............        46.63%           111.58%        199.76%        105.98%         31.99%         11.50%

----------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Not annualized.
(b)  Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                          DECEMBER 31, 1996



                                                         INTERMEDIATE TAX-FREE BOND FUND
                                         -----------------------------------------------------------------------------
                                                                     CLASS A
                                         -----------------------------------------------------------------------------
                                         SIX MONTHS
                                             ENDED                             YEARS ENDED JUNE 30,
                                         DECEMBER 31, ----------------------------------------------------------------
                                             1996        1996          1995         1994          1993        1992(a)
                                         -----------  -----------  -----------  -----------   -----------  -----------
                                          (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...............  $   10.67       $   10.63    $   10.48    $   11.14    $   10.69    $   10.57
                                      ---------       ---------    ---------    ---------    ---------    ---------
Investment Activities:
 Net investment income .............       0.25            0.50         0.51         0.50         0.55         0.15
 Net realized and unrealized gains
  (losses) from investments ........       0.23            0.05         0.15        (0.52)        0.44         0.18
                                      ---------       ---------    ---------    ---------    ---------    ---------
  Total from Investment Activities .       0.48            0.55         0.66        (0.02)        0.99         0.33
                                      ---------       ---------    ---------    ---------    ---------    ---------
Distributions:
 Net investment income .............      (0.25)          (0.49)       (0.49)       (0.52)       (0.50)       (0.21)
 In excess of net investment income        --              --          (0.02)       (0.01)        --           --
 Net realized gains ................      (0.02)          (0.02)        --           --          (0.04)        --
 In excess of net realized gains ...       --              --           --          (0.11)        --           --
                                      ---------       ---------    ---------    ---------    ---------    ---------
  Total Distributions ..............      (0.27)          (0.51)       (0.51)       (0.64)       (0.54)       (0.21)
                                      ---------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE,
  END OF PERIOD ....................  $   10.88       $   10.67    $   10.63    $   10.48    $   11.14    $   10.69
                                      =========       =========    =========    =========    =========    =========
Total Return (Excludes Sales Charge)       4.52%(b)        5.28%        6.49%       (0.33)%       9.47%        8.68%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) .  $   6,357       $   6,622    $   5,614    $   5,556    $   5,480    $       5
 Ratio of expenses to average net
   assets ..........................       0.79%(c)        0.79%        0.78%        0.73%        0.71%        1.02%(c)
 Ratio of net investment income to
   average net assets ..............       4.58%(c)        4.62%        4.91%        4.57%        4.77%        4.91%(c)
 Ratio of expenses to average net
   assets* .........................       1.16%(c)        1.22%        1.23%        1.19%        1.27%        1.32%(c)
 Ratio of net investment income to
   average net assets* .............       4.21%(c)        4.19%        4.46%        4.11%        4.21%        4.61%(c)
 Portfolio turnover (d) ............      46.63%         111.58%      199.76%      105.98%       31.99%       11.50%

                                                                                                          ---------

-----------------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class A Shares commenced offering on February 18, 1992.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INTERMEDIATE TAX-FREE BOND FUND
                                                        -----------------------------------------------------------
                                                                              CLASS B
                                                        -----------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                    YEARS ENDED JUNE 30,
                                                          DECEMBER 31,    -----------------------------------------
                                                              1996           1996           1995           1994(a)
                                                          -----------     -----------    -----------    -----------
                                                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD .................................   $   10.68        $   10.65     $   10.50     $   11.18
                                                         ---------        ---------     ---------     ---------
Investment Activities:
 Net investment income ...............................        0.22             0.43          0.46          0.17
 Net realized and unrealized gains (losses)
  from investments ...................................        0.23             0.04          0.14         (0.67)
                                                         ---------        ---------     ---------     ---------
  Total from Investment Activities ...................        0.45             0.47          0.60         (0.50)
                                                         ---------        ---------     ---------     ---------
Distributions:
 Net investment income ...............................       (0.22)           (0.42)        (0.45)        (0.17)
 Net realized gains ..................................       (0.02)           (0.02)         --            --
 In excess of net realized gains .....................        --               --            --           (0.01)
                                                         ---------        ---------     ---------     ---------
  Total Distributions ................................       (0.24)           (0.44)        (0.45)        (0.18)
                                                         ---------        ---------     ---------     ---------
NET ASSET VALUE,
 END OF PERIOD .......................................   $   10.89        $   10.68     $   10.65     $   10.50
                                                         =========        =========     =========     =========
Total Return (Excludes Sales Charge) .................        4.19%(b)         4.48%         5.89%    (4.48)%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) ...................   $   2,724        $   2,439     $   1,116     $     549
 Ratio of expenses to average net assets .............        1.48%(c)         1.44%         1.43%         1.40%(c)
 Ratio of net investment income to average net assets         4.01%(c)         3.97%         4.29%         4.08%(c)
 Ratio of expenses to average net assets* ............        1.83%(c)         1.87%         1.88%         1.85%(c)
 Ratio of net investment income to average net assets*        3.66%(c)         3.54%         3.84%         3.63%(c)
 Portfolio turnover (d) ..............................       46.63%          111.58%       199.76%       105.98%

-----------------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class B Shares commenced offering on January 14, 1994.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                          DECEMBER 31, 1996



                                                                         MUNICIPAL INCOME FUND
                                                   -----------------------------------------------------------------------------
                                                                              FIDUCIARY
                                                   -----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                       ENDED                             YEARS ENDED JUNE 30,
                                                   DECEMBER 31,      --------------------------------------------------------------
                                                       1996              1996             1995             1994            1993(a)
                                                   -----------       -----------     -----------       -----------     -----------
                                                    (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ..........................   $      9.66        $      9.69     $      9.66     $     10.11     $     10.00
                                                  -----------        -----------     -----------     -----------     -----------

Investment Activities:
 Net investment income ........................          0.27               0.56            0.57            0.56            0.19
 Net realized and unrealized gains (losses)
  from investments ............................          0.12              (0.03)           0.03           (0.42)           0.11
                                                  -----------        -----------     -----------     -----------     -----------
   Total from Investment Activities ...........          0.39               0.53            0.60            0.14            0.30
                                                  -----------        -----------     -----------     -----------     -----------
Distributions:
 Net investment income ........................         (0.27)             (0.56)          (0.57)          (0.56)          (0.19)
 Net realized gains ...........................          --                 --              --             (0.03)           --
                                                  -----------        -----------     -----------     -----------     -----------
   Total Distributions ........................         (0.27)             (0.56)          (0.57)          (0.59)          (0.19)
                                                  -----------        -----------     -----------     -----------     -----------
NET ASSET VALUE,
  END OF PERIOD ...............................   $      9.78        $      9.66     $      9.69     $      9.66     $     10.11
                                                  ===========        ===========     ===========     ===========     ===========

Total Return (Excludes Sales Charge) ..........          4.05%(b)           5.54%           6.46%           1.36%           5.18%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) ............   $   286,951        $   241,115     $   185,916     $   152,763     $    40,777
 Ratio of expenses to average net assets ......          0.57%(c)           0.56%           0.56%           0.54%           0.54%(c)
 Ratio of net investment income to average
  net assets ..................................          5.45%(c)           5.70%           6.02%           5.61%           5.66%(c)
 Ratio of expenses to average net assets* .....          0.69%(c)           0.76%           0.74%           0.71%           1.01%(c)
 Ratio of net investment income to average
  net assets* .................................          5.33%(c)           5.50%           5.84%           5.44%           5.19%(c)
 Portfolio turnover (d) .......................         27.20%             83.17%          66.02%         101.48%          66.12%

--------------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  The Fund commenced operations on February 9, 1993.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                           MUNICIPAL INCOME FUND
                                                     ----------------------------------------------------------------------------
                                                                                CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                         ENDED                             YEARS ENDED JUNE 30,
                                                     DECEMBER 31,      ----------------------------------------------------------
                                                         1996              1996           1995            1994         1993(a)
                                                     -----------       -----------    -----------     -----------   -----------
                                                      (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD .............................   $     9.69        $     9.72     $     9.67     $    10.12     $    10.06
                                                     ----------        ----------     ----------     ----------     ----------
Investment Activities:
 Net investment income ...........................         0.26              0.55           0.55           0.55           0.19
 Net realized and unrealized gains (losses)
  from investments ...............................         0.12             (0.04)          0.05          (0.43)          0.05
                                                     ----------        ----------     ----------     ----------     ----------
   Total from Investment Activities ..............         0.38              0.51           0.60           0.12           0.24
                                                     ----------        ----------     ----------     ----------     ----------
Distributions:
 Net investment income ...........................        (0.26)            (0.54)         (0.55)         (0.54)         (0.18)
 Net realized gains ..............................         --                --             --            (0.03)          --
                                                     ----------        ----------     ----------     ----------     ----------
   Total Distributions ...........................        (0.26)            (0.54)         (0.55)         (0.57)         (0.18)
                                                     ----------        ----------     ----------     ----------     ----------
NET ASSET VALUE,
  END OF PERIOD ..................................   $     9.81        $     9.69     $     9.72     $     9.67     $    10.12
                                                     ==========        ==========     ==========     ==========     ==========
Total Return (Excludes Sales Charge) .............         3.93%(b)          5.35%          6.21%          1.34%          6.86%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) ...............   $   29,366        $   25,787     $   11,462     $   10,725     $    4,106
 Ratio of expenses to average net assets .........         0.82%(c)          0.81%          0.81%          0.79%          0.80%(c)
 Ratio of net investment income to average net
  assets .........................................         5.20%(c)          5.45%          5.76%          5.44%          5.71%(c)
 Ratio of expenses to average net assets* ........         1.04%(c)          1.11%          1.09%          1.06%          1.36%(c)
 Ratio of net investment income to average net
  assets* ........................................         4.98%(c)          5.15%          5.48%          5.17%          5.15%(c)
 Portfolio turnover (d) ..........................        27.20%            83.17%         66.02%        101.48%         66.12%

-------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class A Shares commenced offering on February 23, 1993.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INTERMEDIATE TAX-FREE BOND FUND
                                                        -----------------------------------------------------------
                                                                              CLASS B
                                                        -----------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                    YEARS ENDED JUNE 30,
                                                          DECEMBER 31,    -----------------------------------------
                                                              1996           1996           1995           1994(a)
                                                          -----------     -----------    -----------    -----------
                                                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD .................................   $     9.66        $     9.69     $     9.62    $    10.10
                                                         ----------        ----------     ----------    ----------

Investment Activities:
 Net investment income ...............................         0.22              0.47           0.49          0.24
 Net realized and unrealized gains (losses) from
   investments .......................................         0.11             (0.03)          0.07         (0.48)
                                                         ----------        ----------     ----------    ----------
    Total from Investment Activities .................         0.33              0.44           0.56         (0.24)
                                                         ----------        ----------     ----------    ----------
Distributions:
 Net investment income ...............................        (0.22)            (0.47)         (0.49)        (0.24)
                                                         ----------        ----------     ----------    ----------
    Total Distributions ..............................        (0.22)            (0.47)         (0.49)        (0.24)
                                                         ----------        ----------     ----------    ----------
NET ASSET VALUE,
 END OF PERIOD .......................................   $     9.77        $     9.66     $     9.69    $     9.62
                                                         ==========        ==========     ==========    ==========

Total Return (Excludes Sales Charge) .................         3.49%(b)          4.65%          5.58%   (1.98)%(b)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) ...................   $   29,055        $   23,204     $    8,326    $    4,855
 Ratio of expenses to average net assets .............         1.47%(c)          1.46%          1.46%         1.41%(c)
 Ratio of net investment income to average net assets          4.55%(c)          4.80%          5.14%         4.95%(c)
 Ratio of expenses to average net assets* ............         1.68%(c)          1.76%          1.74%         1.62%(c)
 Ratio of net investment income to average net assets*         4.34%(c)          4.50%          4.86%         4.74%(c)
 Portfolio turnover (d) ..............................        27.20%            83.17%         66.02%       101.48%


---------------------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class B Shares commenced offering on January 14, 1994.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

===============================================================================
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-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          KENTUCKY MUNICIPAL BOND FUND
                                            ----------------------------------------------------------------------
                                                              FIDUCIARY
                                            ------------------------------------------
                                             SIX MONTHS        YEAR        JANUARY 20,   FEBRUARY 1,      MARCH 12,
                                                ENDED         ENDED          1995 TO       1994, TO       1993, TO
                                             DECEMBER 31,    JUNE 30,        JUNE 30,    JANUARY 19,     JANUARY 31,
                                                1996           1996           1995(A)        1995(B)       1994(B)(C)
                                             ---------      ---------      ---------      ---------      ---------
                                            (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ....................   $    10.04        $     9.92     $     9.49        $    10.45        $    10.00
                                            ----------        ----------     ----------        ----------        ----------
Investment Activities:
 Net investment income ..................         0.24              0.50           0.20              0.41              0.36
 Net realized and unrealized
  gains (losses) from investments .......         0.16              0.12           0.43             (0.95)             0.43
                                            ----------        ----------     ----------        ----------        ----------
   Total from Investment Activities .....         0.40              0.62           0.63             (0.54)             0.79
                                            ----------        ----------     ----------        ----------        ----------
Distributions:
  Net investment income .................        (0.24)            (0.50)         (0.20)            (0.42)            (0.34)
                                            ----------        ----------     ----------        ----------        ----------
    Total Distributions .................        (0.24)            (0.50)         (0.20)            (0.42)            (0.34)
                                            ----------        ----------     ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD ..........   $    10.20        $    10.04     $     9.92        $     9.49        $    10.45
                                            ==========        ==========     ==========        ==========        ==========
Total Return (Excludes Sales Charge) ....         4.02%(d)          6.35%          6.56%(d)         (5.17)%(d)         8.05%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period  (000) ....   $   32,458        $   30,300     $   32,520        $   41,953        $   64,663
  Ratio of expenses to average net assets         0.60%(e)          0.68%          0.65%(e)          1.03%(e)          0.70%(e)
  Ratio of net investment
   income to average net assets .........         4.69%(e)          4.60%          4.70%(e)          4.27%(e)          4.19%(e)
  Ratio of expenses to average
   net assets* ..........................         0.88%(e)          1.02%          0.97%(e)          1.05%(e)          0.91%(e)
  Ratio of net investment
  income to average net assets* .........         4.41%(e)          4.26%          4.38%(e)          4.25%(e)          3.98%(e)
   Portfolio turnover (f) ...............         3.30%            16.78%         19.75%            10.00%             5.00%

----------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from date reorganized as a fund of The One Group.
(b) Prior to reorganizing as a fund of The One Group, the Fund offered only one class of shares.
(c)  Period from commencement of operations.
(d) Not annualized. (e)Annualized. ( f )Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

===============================================================================
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-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           KENTUCKY MUNICIPAL BOND FUND
                                                        ---------------------------------------------
                                                                              CLASS A
                                                        ---------------------------------------------
                                                          SIX MONTHS         YEAR        JANUARY 20,
                                                             ENDED           ENDED       1995 TO
                                                          DECEMBER 31,      JUNE 30,     JUNE 30,
                                                              1996           1996           1995
                                                          -----------     -----------    -----------
                                                         (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD ..................................   $   10.05        $    9.93     $    9.49
                                                          ---------        ---------     ---------

Investment Activities:
 Net investment income ................................        0.22             0.44          0.19
 Net realized and unrealized gains from investments ...        0.17             0.12          0.44
                                                          ---------        ---------     ---------
   Total from Investment Activities ...................        0.39             0.56          0.63
                                                          ---------        ---------     ---------
Distributions
  Net investment income ...............................       (0.23)           (0.44)        (0.19)
                                                          ---------        ---------     ---------
    Total Distributions ...............................       (0.23)           (0.44)        (0.19)
                                                          ---------        ---------     ---------

NET ASSET VALUE,
  END OF PERIOD .......................................   $   10.21        $   10.05     $    9.93
                                                          =========        =========     =========

Total Return (Excludes Sales Charge) ..................        3.88%(b)         5.70%         5.66%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...................   $   8,076        $   8,178     $   8,818
  Ratio of expenses to average net assets .............        0.86%(c)         0.93%         0.90%(c)
  Ratio of net investment income to average net assets         4.43%(c)         4.35%         4.44%(c)
  Ratio of expenses to average net assets* ............        1.23%(c)         1.37%         1.33%(c)
  Ratio of net investment income to average net assets*        4.06%(c)         3.91%         4.01%(c)
  Portfolio turnover (d) ..............................        3.30%           16.78%        19.75%

-----------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from date reorganized as a fund of The One Group.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 KENTUCKY MUNICIPAL BOND FUND
                                                        ---------------------------------------------
                                                                              CLASS B
                                                        ---------------------------------------------
                                                          SIX MONTHS         YEAR        MARCH 16,
                                                             ENDED           ENDED       1995 TO
                                                          DECEMBER 31,      JUNE 30,     JUNE 30,
                                                              1996           1996         1995(a)
                                                          -----------     -----------    -----------
                                                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ..................................   $    9.99        $    9.87     $    9.75
                                                          ---------        ---------     ---------
Investment Activities:
 Net investment income ................................        0.19             0.38          0.14
 Net realized and unrealized gains from investments ...        0.15             0.13          0.12
                                                          ---------        ---------     ---------
   Total from Investment Activities ...................        0.34             0.51          0.26
                                                          ---------        ---------     ---------
Distributions:
 Net investment income ................................       (0.19)           (0.39)        (0.14)
                                                          ---------        ---------     ---------
   Total Distributions ................................       (0.19)           (0.39)        (0.14)
                                                          ---------        ---------     ---------
NET ASSET VALUE,
  END OF PERIOD .......................................   $   10.14        $    9.99     $    9.87
                                                          =========        =========     =========
Total Return (Excludes Sales Charge) ..................        3.46%(b)         5.16%         2.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...................   $   1,992        $   1,457     $      79
  Ratio of expenses to average net assets .............        1.50%(c)         1.58%         1.58%(c)
  Ratio of net investment income to average net assets         3.77%(c)         3.70%         3.89%(c)
  Ratio of expenses to average net assets* ............        1.89%(c)         2.02%         2.21%(c)
  Ratio of net investment income to average net assets*        3.38%(c)         3.26%         3.25%(c)
  Portfolio turnover (d) ..............................        3.30%           16.78%        19.75%

---------------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class B Shares commenced offering on March 16, 1995.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          OHIO MUNICIPAL BOND FUND
                                         --------------------------------------------------------------------------------------
                                                                               FIDUCIARY
                                         --------------------------------------------------------------------------------------
                                     SIX MONTHS
                                         ENDED                            YEARS ENDED JUNE 30,
                                     DECEMBER 31,      ------------------------------------------------------------------------
                                        1996              1996           1995            1994           1993          1992(a)
                                     ----------        ----------     ----------     ----------     ----------     ------------
                                      (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD ............   $    10.69        $    10.65     $    10.58     $    11.11     $    10.48     $    10.00
                                     ----------        ----------     ----------     ----------     ----------     ----------

Investment Activities:
   Net investment income .........         0.28              0.56           0.55           0.51           0.54           0.56
   Net realized and unrealized
    gains (losses) from
    investments ..................         0.19              0.04           0.07          (0.50)          0.62           0.47
                                     ----------        ----------     ----------     ----------     ----------     ----------
     Total from Investment
      Activities .................         0.47              0.60           0.62           0.01           1.16           1.03
                                     ----------        ----------     ----------     ----------     ----------     ----------
Distributions:
 Net investment income ...........        (0.28)            (0.56)         (0.55)         (0.52)         (0.53)         (0.55)
 In excess of net realized
  gains ..........................         --                --             --            (0.02)          --             --
                                     ----------        ----------     ----------     ----------     ----------     ----------
   Total Distributions ...........        (0.28)            (0.56)         (0.55)         (0.54)         (0.53)         (0.55)
                                     ----------        ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE,
  END OF PERIOD ..................   $    10.88        $    10.69     $    10.65     $    10.58     $    11.11     $    10.48
                                     ==========        ==========     ==========     ==========     ==========     ==========

Total Return (Excludes Sales
  Charge) ........................         4.45%(b)          5.69%          6.07%          0.07%         11.43%         10.64%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)   $   84,011        $   80,611     $   79,993     $   93,261     $   74,792     $   45,199
 Ratio of expenses to average net
   assets ........................         0.57%(c)          0.57%          0.58%          0.53%          0.55%          0.63%(c)
 Ratio of net investment income
   to average net assets .........         5.16%(c)          5.17%          5.29%          4.76%          5.14%          5.61%(c)
 Ratio of expenses to average net
   assets* .......................         0.88%(c)          0.95%          0.91%          0.86%          0.94%          1.21%(c)
 Ratio of net investment income
   to average net assets* ........         4.85%(c)          4.79%          4.96%          4.43%          4.75%          5.03%(c)
 Portfolio turnover (d) ..........         3.21%            24.61%         77.69%         16.77%         26.67%          9.78%

-------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced offering on July 12, 1991.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 OHIO MUNICIPAL BOND FUND
                                         -----------------------------------------------------------------------------
                                                                         CLASS A
                                         -----------------------------------------------------------------------------
                                         SIX MONTHS
                                             ENDED                               YEARS ENDED JUNE 30,
                                         DECEMBER 31,      -------------------------------------------------------------------
                                             1996              1996           1995         1994          1993         1992(a)
                                         -----------       -----------    -----------  -----------   -----------   -----------
                                          (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...................  $    10.72       $    10.68    $    10.61    $    11.13    $    10.48    $    10.29
                                          ----------       ----------    ----------    ----------    ----------    ----------
Investment Activities:
  Net investment income ................        0.27             0.55          0.53          0.50          0.52          0.20
  Net realized and unrealized gains
    (losses) from investments ..........        0.20             0.03          0.07         (0.48)         0.64          0.21
                                          ----------       ----------    ----------    ----------    ----------    ----------
  Total from Investment  Activities ....        0.47             0.58          0.60          0.02          1.16          0.41
                                          ----------       ----------    ----------    ----------    ----------    ----------
Distributions:
 Net investment income .................       (0.27)           (0.54)        (0.51)        (0.50)        (0.51)        (0.22)
 In excess of net investment income ....        --               --           (0.02)        (0.02)         --            --
 In excess of net realized gains .......        --               --            --           (0.02)         --            --
                                          ----------       ----------    ----------    ----------    ----------    ----------
  Total Distributions ..................       (0.27)           (0.54)        (0.53)        (0.54)        (0.51)        (0.22)
                                          ----------       ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE,
  END OF PERIOD ........................  $    10.92       $    10.72    $    10.68    $    10.61    $    11.13    $    10.48
                                          ==========       ==========    ==========    ==========    ==========    ==========

Total Return (Excludes Sales Charge) ...        4.32%(b)         5.44%         5.79%        (0.05)%       11.40%        10.85%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) .....  $   15,858       $   16,507    $   12,006    $   14,883    $   13,092    $       41
 Ratio of expenses to average net assets        0.81%(c)         0.82%         0.82%         0.78%         0.77%         1.01%(c)
 Ratio of net investment income
   to average net assets ...............        4.90%(c)         4.92%         5.01%         4.63%         4.85%         5.16%(c)
 Ratio of expenses to average net
   assets* .............................        1.21%(c)         1.30%         1.25%         1.21%         1.25%         1.40%(c)
 Ratio of net investment income
   to average net assets* ..............        4.50%(c)         4.44%         4.58%         4.20%         4.37%         4.77%(c)
 Portfolio turnover (d) ................        3.21%           24.61%        77.69%        16.77%        26.67%         9.78%



------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class A Shares commenced offering on February 18, 1992.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                      OHIO MUNICIPAL BOND FUND
                                                                 -------------------------------------------------------------
                                                                                               CLASS B
                                                                 -------------------------------------------------------------
                                                                                              Years ended June 30,
                                                                 SIX MONTHS ENDED       --------------------------------------
                                                                 DECEMBER 31, 1996      1996           1995           1994 (a)
                                                                 -----------------      ----           ----           --------
                                                                  (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...................................            $10.79             $10.75          $10.68          $11.31
                                                                   -------             ------          ------          ------
Investment Activities:
   Net investment income ...............................              0.24               0.48            0.43            0.17
   Net realized and unrealized gains (losses) from
      investments ......................................              0.20               0.03            0.07           (0.62)
                                                                   -------             ------          ------          ------
      Total from Investment Activities .................              0.44               0.51            0.50           (0.45)
                                                                   -------             ------          ------          ------
Distributions:
   Net investment income ...............................             (0.24)             (0.47)          (0.43)          (0.17)
   In excess of net investment income ..................                --                 --              --           (0.01)
                                                                   -------             ------          ------          ------
      Total Distributions ..............................             (0.24)             (0.47)          (0.43)          (0.18)
                                                                   -------             ------          ------          ------
NET ASSET VALUE,
END OF PERIOD ..........................................            $10.99             $10.79          $10.75          $10.68
                                                                   =======             ======          ======          ======
Total Return (Excludes Sales Charge) ...................              4.07%(b)           4.79%           5.17%          (4.02)%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...................           $12,117             $8,854          $3,209          $2,043
   Ratio of expenses to average net assets .............              1.46%(c)           1.47%           1.48%           1.28%(c)
   Ratio of net investment income to average net assets               4.28%(c)           4.27%           4.40%           4.23%(c)
   Ratio of expenses to average net assets* ............              1.85%(c)           1.95%           1.91%           1.68%(c)
   Ratio of net investment income to average net assets*              3.89%(c)           3.79%           3.97%           3.83%(c)
   Portfolio turnover (d) ..............................              3.21%             24.61%          77.69%          16.77%

-----
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class B Shares commenced offering on January 14, 1994.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------



THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                LOUISIANA MUNICIPAL
                                                                                     BOND FUND
                                                                        ---------------------------------------
                                                                                   FIDUCIARY
                                                                        ---------------------------------------
                                                                             SIX MONTHS     MARCH 26, 1996
                                                                              ENDED            THROUGH
                                                                         DECEMBER 31, 1996  JUNE 30, 1996(a)
                                                                        ------------------  -------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ..........................................              $9.93               $10.00
                                                                         --------             --------
Investment Activities:
   Net investment income .....................................               0.24                 0.13
   Net realized and unrealized gains (losses) from investments               0.14                (0.07)
                                                                         --------             --------
      Total from Investment Activities .......................               0.38                 0.06
                                                                         --------             --------
Distributions:
   Net investment income .....................................              (0.24)               (0.13)
                                                                         --------             --------
      Total Distributions ....................................              (0.24)               (0.13)
                                                                         --------             --------
NET ASSET VALUE,
END OF PERIOD ................................................             $10.07                $9.93
                                                                         ========             ========
Total Return (Excludes Sales Charge) .........................               3.91%(b)             0.90%(b)(d)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .........................           $126,727             $136,041
   Ratio of expenses to average net assets ...................               0.65%(c)             0.71%(c)
   Ratio of net investment income to average net assets ......               4.88%(c)             4.76%(c)
   Ratio of expenses to average net assets* ..................               0.86%(c)             0.86%(c)
   Ratio of net investment income to average net assets* .....               4.67%(c)             4.61%(c)
   Portfolio turnover (e) ....................................              10.24%               16.72%

-----
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from date reorganized as a fund of The One Group.
(b)  Not annualized.
(c)  Annualized.
(d) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period March 26, 1996 through June 30, 1996. (e)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------



THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                                    LOUISIANA MUNICIPAL BOND FUND
                                  --------------------------------------------------------------------------------------------
                                                                                              CLASS A
                                  --------------------------------------------------------------------------------------------
                                     SIX MONTHS           SEVEN MONTHS                       YEARS ENDED NOVEMBER 30,
                                       ENDED                 ENDED         ---------------------------------------------------
                                  DECEMBER 31, 1996     JUNE 30, 1996(a)   1995            1994            1993           1992
                                  -----------------     ---------------    ----            ----            ----           ----
                                     (Unaudited)
NET ASSET VALUE,
 BEGINNING OF PERIOD ......           $9.93            $10.09              $9.38          $10.27           $9.92           $9.73
                                    -------           -------           --------        --------        --------        --------
Investment Activities:
   Net investment income ..            0.23              0.24               0.50            0.49            0.52            0.55
   Net realized and
      unrealized gains
      (losses) from
      investments .........            0.14             (0.16)              0.71           (0.79)           0.42            0.26
                                    -------           -------           --------        --------        --------        --------
      Total from Investment
        Activities ........            0.37              0.08               1.21           (0.30)           0.94            0.82
                                    -------           -------           --------        --------        --------        --------
Distributions:
   Net investment income ..           (0.23)            (0.24)             (0.50)          (0.49)          (0.52)          (0.55)
   Net realized gains .....              --                --                 --           (0.10)          (0.07)          (0.07)
                                    -------           -------           --------        --------        --------        --------
      Total Distributions .           (0.23)            (0.24)             (0.50)          (0.59)          (0.59)          (0.62)
                                    -------           -------           --------        --------        --------        --------
NET ASSET VALUE,
  END OF PERIOD .............        $10.07             $9.93             $10.09           $9.38          $10.27           $9.92
                                    =======           =======           ========        ========        ========        ========
Total Return (Excludes
   Sales Charge) ..........            3.78%(b)          0.84%(b)          13.11%          (2.97)%          9.65%           8.64%
RATIOS/SUPPLEMENTARY
   Data:
   Net Assets at end of
      period (000) ........         $50,271           $53,479           $206,119        $196,820        $196,534        $135,692
   Ratio of expenses to
      average net assets ..            0.90%(c)          0.69%(c)           0.62%           0.65%           0.62%           0.58%
   Ratio of net investment
      income to average net
      assets ..............            4.63%(c)          4.71%(c)           5.07%           4.97%           5.07%           5.70%
   Ratio of expenses to
      average net assets* .            1.21%(c)          0.86%(c)           0.77%           0.80%           0.78%           0.83%
   Ratio of net investment
      income to average net
      assets* .............            4.32%(c)          4.54%(c)           4.92%           4.82%           4.91%           5.45%
   Portfolio turnover (d) .           10.24%            16.72%             28.00%          24.00%          25.00%          32.00%

-----
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

--------------------------------------------------------------------------------



THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                              LOUISIANA MUNICIPAL BOND FUND
                                                    --------------------------------------------------------------
                                                                                      CLASS B
                                                    --------------------------------------------------------------
                                                     SIX MONTHS       SEVEN MONTHS        YEAR       SEPTEMBER 16,
                                                       ENDED             ENDED           ENDED       1994 THROUGH
                                                    DECEMBER 31,        JUNE 30,       NOVEMBER 30,  NOVEMBER 30,
                                                       1996              1996(a)         1995         1994(b)
                                                    ------------      ------------     ------------  -------------
                                                    (Unaudited)
NET ASSET VALUE,
 BEGINNING OF PERIOD ........................          $9.93           $10.09            $9.36       $9.73
                                                      ------           ------           ------        ----
Investment Activities:
   Net investment income ....................           0.20             0.21             0.42        0.08
   Net realized and unrealized gains (losses)
      from investments ......................           0.14            (0.16)            0.73       (0.37)
                                                      ------           ------           ------        ----
      Total from Investment Activities ......           0.34             0.05             1.15       (0.29)
                                                      ------           ------           ------        ----
Distributions:
   Net investment income ....................          (0.20)           (0.21)           (0.42)      (0.08)
                                                      ------           ------           ------        ----
      Total Distributions ...................          (0.20)           (0.21)           (0.42)      (0.08)
                                                      ------           ------           ------        ----
NET ASSET VALUE,
  END OF PERIOD .............................         $10.07            $9.93           $10.09       $9.36
                                                      ======           ======           ======       =====
Total Return (Excludes Sales Charge) ........           3.45%(c)         0.48%(c)        12.52%       2.94%(c)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ........         $3,605           $3,223           $2,115        $204
   Ratio of expenses to average net assets ..           1.55%(d)         1.50%(d)         1.37%       1.41%(d)
   Ratio of net investment income to
      average net assets ....................           3.96%(d)         3.98%(d)         4.27%       4.45%(d)
   Ratio of expenses to average net assets* .           1.89%(d)         1.70%(d)         1.52%       1.56%(d)
   Ratio of net investment income to
      average net assets* ...................           3.62%(d)         3.78%(d)         4.12%       4.30%(d)
   Portfolio turnover (e) ...................          10.24%           16.72%           28.00%      24.00%

-----
*    During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Upon reorganizing as a fund of The One Group, the Paragon Louisiana
     Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon
     Louisiana Tax-Free Fund. The per share data for the periods prior to March
     26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996.
(b)  Class B Shares commenced offering on September 16, 1994.
(c)  Not annualized.
(d)  Annualized.
(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Treasury Only Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS,                            DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


PRINCIPAL                         SECURITY                             AMORTIZED
 AMOUNT                         DESCRIPTION                               COST
--------- ----------------------------------------------------------   ---------
U.S. Treasury Obligations (99.0%):
U.S. Treasury Bills (36.6%):
$ 50,000 1/2/97 ..................................................     $  49,993
  50,000 1/9/97 ..................................................        49,945
   6,970 1/30/97 .................................................         6,943
  52,095 2/6/97  .................................................        51,838
   8,841 2/27/97 .................................................         8,773
  50,000 3/6/97  .................................................        49,550

U.S. Treasury Notes (62.4%):
$ 20,000 8.00%, 1/15/97 (b) ......................................     $  20,018
  59,060 7.50%, 1/31/97 ..........................................        59,168
  50,000 4.75%, 2/15/97 ..........................................        49,950
 100,000 6.75%, 2/28/97 (b) ......................................       100,242
  60,000 6.88%, 2/28/97 ..........................................        60,143
  25,000 6.63%, 3/31/97 ..........................................        25,085
  20,000 6.88%, 3/31/97 ..........................................        20,073
  10,000 6.50%, 4/30/97 ..........................................        10,029
  25,000 5.88%, 7/31/97 ..........................................        25,076
                                                                        --------
Total U.S. Treasury Obligations                                          586,826
                                                                        --------
Total (Cost-$586,826)(a)                                                $586,826
                                                                        ========
--------

Percentages indicated are based on net assets of $593,037.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) A portion of this security was loaned as of December 31, 1996.


See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                          DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                         SECURITY                                MARKET
 AMOUNT                         DESCRIPTION                               VALUE
--------- ----------------------------------------------------------   ------------
U.S. Government Agencies (52.3%):
Federal Farm Credit Bank:
$10,000 5.40%, 4/1/97 ..............................................     $ 9,996
 25,000 5.84%, 6/18/97 .............................................      24,981

                                                                          Federal
                                                                         Home Loan
                                                                            Bank:
                                                                        -----------
 25,000 5.26%, 2/14/97 .............................................      24,839
 16,550 4.94%, 3/4/97 ..............................................      16,545
 18,500 5.04%, 3/6/97 ..............................................      18,493
 20,000 5.33%, 3/18/97 .............................................      19,992
 25,000 5.42%, 3/20/97 .............................................      24,706
 10,000 5.80%, 8/12/97 .............................................       9,988
  7,000 5.83%, 12/19/97 ............................................       7,019

                                                                          Federal
                                                                         Home Loan
                                                                          Mortgage
                                                                           Corp.:
                                                                        -----------
 25,000 5.34%, 2/24/97 .............................................      24,800
 25,000 5.22%, 2/28/97 .............................................      24,790
 25,000 5.30%, 3/19/97 .............................................       24,71
 25,000 5.77%, 6/6/97 ..............................................      24,980

                                                                         Federal
                                                                         National
                                                                         Mortgage
                                                                          Assoc.:
                                                                        -----------
 41,600 5.34%, 3/10/97 .............................................      41,180
 10,000 5.18%, 4/16/97 .............................................       9,849
 30,000 5.12%, 9/3/97* .............................................      29,989
 19,750 5.64%, 9/3/97 ..............................................      19,693
 20,000 5.40%, 12/5/97 .............................................      19,973
  4,000 5.32%, 6/2/99* .............................................       4,000
 20,000 5.32%, 7/26/99* ............................................      20,000
 10,000 5.32%, 9/22/99* ............................................      10,000

                                                                         Student
                                                                          Loan
                                                                        Marketing
                                                                       Association
                                                                       -----------
 40,000 5.39%, 11/24/97* ...........................................     $40,000
 25,000 5.41%, 9/28/98* ............................................      25,000
 25,000 5.41%, 11/10/98* ...........................................      25,000
 10,000 5.43%, 1/13/99* ............................................       9,999
 10,000 5.44%, 8/2/99* .............................................       9,996
                                                                        --------
Total U.S. Government Agencies                                           520,525
                                                                        --------
Total Investments, at amortized cost                                     520,525
                                                                        ========
Repurchase Agreements (47.9%):
 230,000 Lehman Brothers, 7.02%, 1/2/97
   (collateralized by $242,160 Various U.S. Government
   Securities, 0.00% - 8.36%, 12/02/97 - 07/15/26,
   market value $234,559)                                                230,000
                                                                         -------
 247,047 Prudential Securities, 7.02%, 1/2/97
   (collateralized by $318,940 Various U.S. Government
   Securities, 0.00% - 12.50%, 01/08/97 - 02/15/25,
   market value $252,103)                                                247,047
                                                                         -------
Total Repurchase Agreements                                              477,047
                                                                        --------
Total (Cost-$997,572) (a)                                               $997,572
                                                                        ========

-----
Percentages indicated are based on net assets of $995,936.
(a) Cost for federal income tax and financial reporting purposes are the same.
* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1996.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1996
(Unaudited)

                                                       (Amounts in Thousands,
                                                      except per share amounts)
                                                     TREASURY ONLY   GOVERNMENT
                                                      MONEY MARKET   MONEY MARKET
                                                         FUND           FUND
                                                     -----------    -----------
ASSETS:
Investments, at amortized cost ...................   $   586,826    $   520,525
Repurchase agreements, at cost ...................            --        477,047
                                                     -----------    -----------
Total ............................................       586,826        997,572
Interest receivable ..............................         8,688          3,332
Deferred organization costs ......................             5             31
Prepaid expenses and other assets ................            20              7
                                                     -----------    -----------
TOTAL ASSETS .....................................       595,539      1,000,942
                                                     -----------    -----------
LIABILITIES:
Dividends payable ................................         2,373          4,653
Payable for shares redeemed ......................             1
Accrued expenses and other payables:
      Investment advisory fees ...................            37             70
      Administration fees ........................            23             44
      Other ......................................            68            239
                                                     -----------    -----------
TOTAL LIABILITIES ................................         2,502          5,006
                                                     -----------    -----------

NET ASSETS:
Capital ..........................................       593,132        996,134

Accumulated undistributed net realized losses
   from investment transactions ..................           (95)          (198)
                                                     -----------    -----------
NET ASSETS .......................................   $   593,037    $   995,936
                                                     ===========    ===========
Outstanding units of beneficial interest..........       593,132         996,134
                                                     ===========    ===========
Net Asset Value:
   Offering and redemption price per share.........        $1.00           $1.00
                                                           =====           =====

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
(Unaudited)

                                                       (Amounts in Thousands)
                                                     TREASURY ONLY    GOVERNMENT
                                                      MONEY MARKET   MONEY MARKET
                                                         FUND           FUND
                                                     -------------   -----------
INVESTMENT INCOME:
Interest income .....................................   $ 12,125    $ 25,761
Income from securities lending ......................         63          11
                                                        --------    --------
TOTAL INCOME ........................................     12,188      25,772
                                                        --------    --------
EXPENSES:
Investment advisory fees ............................        186         380
Administration fees .................................        116         238
Custodian and accounting fees .......................         11           3
Legal and audit fees ................................          5           3
Organization costs ..................................          2          11
Trustees' fees and expenses .........................          2           1
Transfer agent fees .................................          4          --
Registration and filing fees ........................         28          --
Printing costs ......................................          5           4
Other ...............................................          1          --
                                                        --------    --------
TOTAL EXPENSES ......................................        360         640
                                                        --------    --------
Net Investment Income ...............................     11,828      25,132
                                                        --------    --------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized losses from investment transactions ....        (19)       (132)
                                                        --------    --------
Net increase in net assets resulting from operations    $ 11,809    $ 25,000
                                                        ========    ========



See notes to financial statements.
8

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    (Amounts in Thousands)
                                                         TREASURY ONLY MONEY            GOVERNMENT MONEY
                                                              MARKET FUND                  MARKET FUND
                                                   ----------------------------   ----------------------------
                                                    SIX MONTHS                    SIX MONTHS
                                                       ENDED        YEAR ENDED       ENDED        YEAR ENDED
                                                    DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,
                                                       1996           1996           1996            1996
                                                    -----------    -----------    -----------    -----------
                                                    (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income .....................   $    11,828    $    18,797    $    25,132    $    42,135
                                                    -----------    -----------    -----------    -----------
      Net realized gains (losses) from investment
        transactions ............................           (19)           (76)          (132)             8
                                                    -----------    -----------    -----------    -----------
Change in net assets resulting from operations ..        11,809         18,721         25,000         42,143
                                                    -----------    -----------    -----------    -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
      From net investment income ................       (11,828)       (18,797)       (25,132)       (42,135)
                                                    -----------    -----------    -----------    -----------
      In excess of net realized gains from
        investment transctions ..................            --            (21)            --             --
                                                    -----------    -----------    -----------    -----------
Change in net assets from shareholder
   distributions ................................       (11,828)       (18,818)       (25,132)       (42,135)
                                                    -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
      Proceeds from shares issued ...............       831,197      1,135,597      2,097,834      2,638,822
      Dividends reinvested ......................         1,669          2,487          5,370         10,663
      Cost of shares redeemed ...................      (655,771)    (1,010,723)    (1,962,749)    (2,514,579)
                                                    -----------    -----------    -----------    -----------
Change in net assets from share transactions ....       177,095        127,361        140,455        134,906
                                                    -----------    -----------    -----------    -----------
Change in Net Assets ............................       177,076        127,264        140,323        134,914
NET ASSETS:
      Beginning of period .......................       415,961        288,697        855,613        720,699
                                                    -----------    -----------    -----------    -----------
      End of period .............................   $   593,037    $   415,961    $   995,936    $   855,613
                                                    ===========    ===========    ===========    ===========
SHARE TRANSACTIONS:
      Issued ....................................       831,197      1,135,597      2,097,834      2,638,822
      Reinvested ................................         1,669          2,487          5,370         10,663
      Redeemed ..................................      (655,771)    (1,010,723)    (1,962,749)    (2,514,579)
                                                    -----------    -----------    -----------    -----------
Change in shares ................................       177,095        127,361        140,455        134,906
                                                    ===========    ===========    ===========    ===========



                                                                               9
See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1996
(Unaudited)

1.       ORGANIZATION:

The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B, and Service. The Trust currently consists of thirty active funds. The accompanying financial statements and financial highlights are those of the Treasury Only Money Market Fund and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only. The Funds are diversified mutual funds and are not offered in multiple classes.

The Funds' investment objectives are as follows:


FUND                                          OBJECTIVE
----                                          ---------
Treasury Only Money Market Fund               High current income with liquidity
                                              liquidity and stability of
                                              principal with the added assurance
                                              of a fund that does not purchase
                                              securities that are subject to
                                              repurchase agreements.

Government Money Market Fund                  High current income with liquidity
                                              and stability of principal.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

          SECURITY VALUATION

          Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

          REPURCHASE AGREEMENTS

          The Government Money Market Fund may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

          SECURITY TRANSACTIONS AND RELATED INCOME

          Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED                        DECEMBER 31, 1996
(Unaudited)


     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1996, the following Fund had securities with the following amortized cost on loan (amount in thousands):


                                                               AMORTIZED COST OF
                                                               LOANED SECURITIES
                                                               -----------------
       Treasury Only Money Market Fund...................           $75,314

     The loaned securities were fully collateralized by cash and U.S. Government securities as of December 31, 1996.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective Funds' pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED                        DECEMBER 31, 1996
(Unaudited)


     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3.   SHARES OF BENEFICIAL INTEREST:

     The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through forty series and four classes:
     Fiduciary, Class A, Class B and Service. As of December 31, 1996, no shareholders were in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4.   INVESTMENT ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS:

     The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive a fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of each Fund.

     The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of each Fund's average daily net assets. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator.

     The One Group Services Company (the "Distributor") and the Trust are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. No compensation is paid to the Distributor for distribution services for the Funds.

     Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             TREASURY ONLY MONEY MARKET FUND
                                             -------------------------------------------------------------
                                              SIX MONTHS                                         APRIL 16,
                                                ENDED              YEAR ENDED JUNE 30,            1993 TO
                                              DECEMBER 31,  -----------------------------------   JUNE 30,
                                                 1996          1996         1995         1994     1993(a)
                                               ---------     --------     --------     --------    -------
                                              (UNAUDITED)
NET ASSET VALUE,
   BEGINNING OF PERIOD .....................   $   1.000     $  1.000     $  1.000     $  1.000    $ 1.000
                                               ---------     --------     --------     --------    -------
Investment Activities:
   Net investment income ...................       0.027        0.052        0.051        0.032      0.006
                                               ---------     --------     --------     --------    -------
Distributions:
   Net investment income ...................      (0.027)      (0.052)      (0.051)      (0.032)    (0.006)
                                               ---------     --------     --------     --------    -------
NET ASSET VALUE,
   END OF PERIOD ...........................   $   1.000     $  1.000     $  1.000     $  1.000    $ 1.000
                                               =========     ========     ========     ========    =======

Total Return ...............................       2.59%(b)      5.38%        5.22%        3.23%      2.96%(c)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .......   $593,037      $415,961     $288,697     $217,725    $60,330
   Ratio of expenses to average net assets .       0.15%(c)      0.17%       0.20%         0.15%      0.07%(c)
   Ratio of net investment income to average
      net assets ...........................       5.08%(c)      5.23%       5.14%         3.23%      2.95%(c)
   Ratio of expenses to average net assets*        0.15%(c)      0.17%       0.21%         0.22%      0.33%(c)
   Ratio of net investment income to average       5.08%(c)      5.23%       5.13%         3.16%      2.69%(c)
      net assets*

-----

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.


See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             GOVERNMENT MONEY MARKET FUND
                                             --------------------------------------------------------------
                                              SIX MONTHS                                           APRIL 16,
                                                ENDED              YEAR ENDED JUNE 30,             1993 TO
                                              DECEMBER 31,  -----------------------------------    JUNE 30,
                                                 1996          1996         1995         1994      1993(a)
                                               ---------     --------     --------     --------    -------
                                              (UNAUDITED)
NET ASSET VALUE,
BEGINNING OF PERIOD ........................   $  1.000     $   1.000     $   1.000    $   1.000      $ 1.000
                                               --------     ---------     ---------    ---------      -------
Investment Activities:
   Net investment income ...................      0.026         0.055         0.053        0.033        0.001
                                               --------     ---------     ---------    ---------      -------
Distributions:
   Net investment income ...................     (0.026)       (0.055)       (0.053)      (0.033)      (0.001)
                                               --------     ---------     ---------    ---------      -------
NET ASSET VALUE,
END OF PERIOD ..............................   $  1.000      $  1.000      $  1.000     $  1.000     $  1.000
                                               ========      ========      ========     ========     ========

Total Return ...............................       2.70%(b)      5.61%         5.41%        3.40%        3.28%(c)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .......   $995,936      $855,613      $720,699     $692,253     $244,991
   Ratio of expenses to average net assets .       0.13%(c)      0.18%         0.21%        0.11%        0.07%(c)
   Ratio of net investment income to average
      net assets ...........................       5.29%(c)      5.46%         5.28%        3.41%        3.13%(c)
   Ratio of expenses to average net assets*        0.13%(c)      0.18%         0.22%        0.20%        0.33%(c)
   Ratio of net investment income to average       5.29%(c)      5.46%         5.27%        3.32%        2.87%(c)
      net assets*

-----

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
Investor Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


                                                              SECURITY                                                 MARKET
  SHARES                                                     DESCRIPTION                                                VALUE
----------- ------------------------------------------------------------------------------------------------------  -------------
INVESTMENT COMPANIES (100.0%):
        185 The One Group Disciplined Value Fund
            Fiduciary Class.....................................................................................       $2,615
         88 The One Group Government Bond Fund
            Fiduciary Class.....................................................................................          858
        120 The One Group Growth Opportunities Fund
            Fiduciary Class.....................................................................................        2,041
         73 The One Group Income Bond Fund
            Fiduciary Class.....................................................................................          687
         52 The One Group Intermediate Bond Fund
            Fiduciary Class.....................................................................................          516
        104 The One Group International Equity Index Fund Fiduciary Class.......................................        1,562

INVESTMENT COMPANIES, CONTINUED:
        235 The One Group Large Company Growth Fund Fiduciary Class.............................................       $3,760
        359 The One Group Large Company Value Fund
            Fiduciary Class.....................................................................................        4,666
         33 The One Group Limited Volatility Bond Fund
            Fiduciary Class.....................................................................................          345
        189 The One Group Prime Money Market Fund
            Fiduciary Class.....................................................................................          189
                                                                                                                      -------
   Total Investment Companies                                                                                          17,239
                                                                                                                      -------
   Total (Cost-$17,336)(a)                                                                                            $17,239
                                                                                                                      =======

-----

Percentage indicated are based on net assets of $17,237.

(a) Represents cost for Federal income tax purposes and differs from value by net unrealized depreciation as follows:

          Unrealized appreciation .....................         $  14
          Unrealized depreciation .....................          (111)
                                                                -----
          Net unrealized depreciation .................         $ (97)
                                                                =====


See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
Investor Growth & Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


                                                              SECURITY                                                 MARKET
  SHARES                                                     DESCRIPTION                                               VALUE
----------- -----------------------------------------------------------------------------------------------------  -------------
INVESTMENT COMPANIES (100.0%):
        150 The One Group Disciplined Value Fund
            Fiduciary Class.....................................................................................       $2,121
        235 The One Group Government Bond Fund
            Fiduciary Class.....................................................................................        2,279
        100 The One Group Growth Opportunities Fund
            Fiduciary Class.....................................................................................        1,694
        221 The One Group Income Bond Fund
            Fiduciary Class.....................................................................................        2,091
         96 The One Group Intermediate Bond Fund
            Fiduciary Class.....................................................................................          952
         90 The One Group International Equity Index Fund Fiduciary Class.......................................        1,345
        192 The One Group Large Company Growth Fund Fiduciary Class.............................................        3,071

INVESTMENT COMPANIES, CONTINUED:
        309 The One Group Large Company Value Fund
            Fiduciary Class.....................................................................................       $4,016
         73 The One Group Limited Volatility Bond Fund
            Fiduciary Class.....................................................................................          764
        340 The One Group Prime Money Market Fund
            Fiduciary Class.....................................................................................          340
         39 The One Group Ultra Short-Term Income Fund
            Fiduciary Class.....................................................................................          383
                                                                                                                      -------
   Total Investment Companies                                                                                          19,056
                                                                                                                      -------
   Total (Cost-$19,112) (a)                                                                                           $19,056
                                                                                                                      =======

-----

Percentages indicated are based on net assets of $19,056.

(a) Represents cost for Federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

          Unrealized appreciation .....................         $  49
          Unrealized depreciation .....................          (105)
                                                                -----
          Net unrealized depreciation .................         $ (56)
                                                                =====


See notes to financail statements.

================================================================================

The One Group Family of Mutual Funds
Investor Conservative Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


                                                              SECURITY                                               MARKET
  SHARES                                                     DESCRIPTION                                             VALUE
----------- ---------------------------------------------------------------------------------------------------  -------------
INVESTMENT COMPANIES (100.0%):
         26 The One Group Disciplined Value Fund
             Fiduciary Class..................................................................................      $  368
        252 The One Group Government Bond Fund
             Fiduciary Class..................................................................................       2,448
         21 The One Group Growth Opportunities Fund
             Fiduciary Class..................................................................................         360
        220 The One Group Income Bond Fund
             Fiduciary Class..................................................................................       2,086
         91 The One Group Intermediate Bond Fund
             Fiduciary Class..................................................................................         908
         18 The One Group International Equity Index Fund
             Fiduciary Class..................................................................................         274
         34 The One Group Large Company Growth Fund
             Fiduciary Class..................................................................................         542
         56 The One Group Large Company Value Fund
             Fiduciary Class..................................................................................         729
         69 The One Group Limited Volatility Bond Fund
             Fiduciary Class..................................................................................         728
        331 The One Group Prime Money Market Fund
             Fiduciary Class..................................................................................         331
         37 The One Group Ultra Short-Term Income Fund
              Fiduciary Class.................................................................................         366
                                                                                                                    ------
   Total Investment Companies                                                                                        9,140
                                                                                                                    ------
   Total (Cost-$9,203) (a)                                                                                          $9,140
                                                                                                                    ======

-----

Percentages indicated are based on net assets of $9,141.

(a) Represents cost for Federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

          Unrealized appreciation ......................         $  2
          Unrealized depreciation ......................          (65)
                                                                 ----

          Net unrealized depreciation ..................         $(63)
                                                                 ====

See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
Investor Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)


                                                              SECURITY                                               MARKET
  SHARES                                                     DESCRIPTION                                             VALUE
----------- ---------------------------------------------------------------------------------------------------  -------------
INVESTMENT COMPANIES (100.0%):
        248 The One Group Disciplined Value Fund
             Fiduciary Class.................................................................................       $3,518
        848 The One Group Government Bond Fund
             Fiduciary Class.................................................................................        8,229
        152 The One Group Growth Opportunities Fund
             Fiduciary Class.................................................................................        2,571
        778 The One Group Income Bond Fund
             Fiduciary Class.................................................................................        7,366
        349 The One Group Intermediate Bond Fund
             Fiduciary Class.................................................................................        3,472
        146 The One Group International Equity Index Fund
             Fiduciary Class.................................................................................        2,186
        324 The One Group Large Company Growth Fund
             Fiduciary Class.................................................................................        5,178

INVESTMENT COMPANIES, CONTINUED:
        470 The One Group Large Company Value Fund
             Fiduciary Class.................................................................................        6,101
        249 The One Group Limited Volatility Bond Fund
             Fiduciary Class.................................................................................        2,608
        682 The One Group Prime Money Market Fund
             Fiduciary Class.................................................................................          682
        133 The One Group Ultra Short-Term Income
             Fund Fiduciary Class............................................................................        1,308
                                                                                                                   -------
Total Investment Companies                                                                                          43,219
                                                                                                                   -------
Total (Cost-$43,465) (a)                                                                                           $43,219
                                                                                                                   =======

-----

Percentages indicated are based on net assets of $43,220.

(a) Represents cost for Federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:


          Unrealized appreciation .....................         $  42
          Unrealized depreciation .....................          (288)
                                                                -----

          Net unrealized depreciation .................         $(246)
                                                                =====


See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1996
(Unaudited)




                                                                     (Amounts in Thousands,
                                                                     except per share amounts)

                                                                   INVESTOR        INVESTOR
                                                     INVESTOR      GROWTH &      CONSERVATIVE     INVESTOR
                                                    GROWTH FUND   INCOME FUND     GROWTH FUND   BALANCED FUND
                                                    -----------   -----------     -----------   -------------
Assets:
Investments, at value (cost $17,336; $19,112;
   $9,203; and $43,465, respectively) ............   $ 17,239       $ 19,056        $ 9,140        $ 43,219
                                                     --------       --------        -------        --------
Distributions receivable .........................         23             35             27              92
Receivable for capital shares issued .............      1,173             27              2           6,320
                                                     --------       --------        -------        --------
TOTAL ASSETS .....................................     18,435         19,118          9,169          49,631
                                                     --------       --------        -------        --------

LIABILITIES:
Cash overdraft ...................................      1,175             27              1           6,319
Dividends payable ................................         21             33             26              89
Accrued expenses and other payables ..............          2              2              1               3
                                                     --------       --------        -------        --------
TOTAL LIABILITIES ................................      1,198             62             28           6,411
                                                     --------       --------        -------        --------
NET ASSETS:
Capital ..........................................     17,334         19,119          9,204          43,466
Accumulated undistributed net realized losses from
   investment transactions .......................         --             (7)            --              --
Unrealized depreciation from investments .........        (97)           (56)           (63)           (246)
                                                     --------       --------        -------        --------
NET ASSETS .......................................   $ 17,237       $ 19,056        $ 9,141        $ 43,220
                                                     ========       ========        =======        ========

Net Assets:
      Fiduciary ..................................   $ 17,237       $ 19,056        $ 9,141        $ 43,220
      Class A (b) ................................         --             --             --              --
      Class B (b) ................................         --             --             --              --
                                                     --------       --------        -------        --------
Total ............................................   $ 17,237       $ 19,056        $ 9,141        $ 43,220
                                                     ========       ========        =======        ========
Outstanding Units of Beneficial Interest (Shares):
      Fiduciary ..................................      1,734          1,917            920           4,350
      Class A (b) ................................         --             --             --              --
      Class B (b) ................................         --             --             --              --
                                                     --------       --------        -------        --------
Total ............................................      1,734          1,917            920           4,350
                                                     ========       ========        =======        ========

NET ASSET VALUE:
Fiduciary
      Offering and redemption price per share ....   $   9.94       $   9.94        $  9.94        $   9.94
                                                     ========       ========        =======        ========

Class A
      Redemption price per share .................   $   9.96       $   9.94        $  9.93        $   9.95
                                                     ========       ========        =======        ========
      Maximum sales charge .......................       4.00%          4.00%          4.00%           4.00%
                                                     ========       ========        =======        ========
      Maximum offering price per share
        (100%/(100%-maximum sales charge) of
        net asset value adjusted to nearest cent)    $  10.38       $  10.35        $ 10.34        $  10.36
                                                     ========       ========        =======        ========
Class B
      Offering price per share (a) ...............   $   9.96       $   9.94        $  9.93        $   9.95
                                                     ========       ========        =======        ========



-----

(a) Redemption price per Class B share varies based on length of time shares are held.

(b)  Dollar and share amounts are less than 1,000.


See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(Unaudited)

                                                                        (Amounts in Thousands)

                                                                      INVESTOR        INVESTOR       INVESTOR
                                                        INVESTOR      GROWTH &      CONSERVATIVE     BALANCED
                                                       GROWTH FUND   INCOME FUND     GROWTH FUND       FUND
                                                       ------------  ------------    ------------   ------------
                                                       DECEMBER 10,  DECEMBER 10,    DECEMBER 10,   DECEMBER 10,
                                                       1996 THROUGH  1996 THROUGH    1996 THROUGH   1996 THROUGH
                                                       DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                         1996(a)        1996(a)        1996(a)         1996(a)
                                                       ------------  ------------    ------------   ------------
INVESTMENT INCOME:
Distribution income ............................          $ 23           $ 35           $ 27           $  92
                                                          ----           ----           ----           -----
EXPENSES:
Investment advisory fees* ......................            --             --             --              --
12b-1 fees (Class A)* ..........................            --             --             --              --
12b-1 fees (Class B)* ..........................            --             --             --              --
Registration and filing fees ...................             1              1             --               1
Printing costs .................................             1             --             --               1
Other ..........................................            --              1              1               1
                                                          ----           ----           ----           -----
Total expenses before waivers ..................             2              2              1               3
Less waivers* ..................................            --             --             --              --
                                                          ----           ----           ----           -----
NET EXPENSES ...................................             2              2              1               3
                                                          ----           ----           ----           -----
Net Investment Income ..........................            21             33             26              89
                                                          ----           ----           ----           -----

REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investment transactions            --             (7)            --              --
Net change in unrealized depreciation from
   investments .................................           (97)           (56)           (63)           (246)
                                                          ----           ----           ----           -----
Net realized/unrealized losses from investments            (97)           (63)           (63)           (246)
                                                          ----           ----           ----           -----
Change in net assets resulting from operations .          $(76)          $(30)          $(37)          $(157)
                                                          ====           ====           ====           =====


-----

(a)  Period from commencement of operations.
    *Amounts charged are less than $1,000.

See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

                                                                                     (Amounts in Thousands)

                                                                                 INVESTOR           INVESTOR
                                                           INVESTOR GROWTH    GROWTH & INCOME     CONSERVATIVE     INVESTOR BALANCED
                                                                FUND               FUND            GROWTH FUND           FUND
                                                          -----------------  ----------------   -----------------  -----------------
                                                          DECEMBER 10, 1996  DECEMBER 10, 199   DECEMBER 10, 1996  DECEMBER 10, 1996
                                                               THROUGH            THROUGH            THROUGH            THROUGH
                                                            DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              1996(a)            1996(a)            1996(a)            1996(a)
                                                          -----------------  ----------------   -----------------  -----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
      Net Investment Income.............................      $    21            $    33             $   26            $    89
      Net realized losses from investment
        transactions....................................            -                 (7)                 -                  -
      Net change in unrealized depreciation from
        investments.....................................          (97)               (56)               (63)              (246)
                                                              -------            -------             ------            -------
Change in net assets resulting from operations..........          (76)               (30)               (37)              (157)
                                                              -------            -------             ------            -------

DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
      From net investment income........................          (21)               (33)               (26)               (89)
                                                              -------            -------             ------            -------
Change in net assets from shareholder
   distributions........................................          (21)               (33)               (26)               (89)
                                                              -------            -------             ------            -------

CAPITAL TRANSACTIONS:
      Proceeds from shares issued.......................       17,354             19,516              9,233             43,695
      Cost of shares redeemed...........................          (20)              (397)               (29)              (229)
                                                              -------            -------             ------            -------
Change in net assets from share transactions............       17,334             19,119              9,204             43,466
                                                              -------            -------             ------            -------
Change in net assets....................................       17,237             19,056              9,141             43,220
NET ASSETS:
      Beginning of period...............................            -                  -                  -                  -
                                                              -------            -------             ------            -------
      End of period.....................................      $17,237            $19,056             $9,141            $43,220
                                                              =======            =======             ======            =======

SHARE TRANSACTIONS:
      Issued............................................        1,736              1,958                923              4,373
      Redeemed..........................................           (2)               (41)                (3)               (23)
                                                              -------            -------             ------            -------
Change in shares........................................        1,734              1,917                920              4,350
                                                              =======            =======             ======            =======

-----

(a)  Period from commencement of operations.


See notes to financial statements.

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1996
(Unaudited)


1.   ORGANIZATION:

     The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently consists of thirty active funds. The accompanying financial statements and financial highlights are those of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses.

     The Funds investment objectives are as follows:


          FUND                                    OBJECTIVE
          ----                                    ---------
          Investor Growth Fund                    The Fund seeks long-term capital
                                                  appreciation by investing primarily in a
                                                  diversified group of The One Group
                                                  Mutual Funds which invest primarily in
                                                  equity securities. Current income is a
                                                  secondary objective.

          Investor Growth & Income Fund           The Fund seeks long-term capital
                                                  appreciation and growth of income by
                                                  investing primarily in a diversified
                                                  group of The One Group Mutual Funds
                                                  which invest primarily in equity
                                                  securities.

          Investor Conservative Growth Fund       The Fund seeks capital appreciation and
                                                  income by investing primarily in a
                                                  diversified group of The One Group
                                                  Mutual Funds which invest primarily in
                                                  equity and fixed income securities.
                                                  Current income is a secondary objective.

          Investor Balanced Fund                  The Fund seeks high total return
                                                  consistent with the preservation of
                                                  capital by investing primarily in a
                                                  diversified group of The One Group
                                                  Mutual Funds which invest primarily in
                                                  equity and fixed income securities.


2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

        SECURITY VALUATION

        Investments in The One Group Mutual Funds are valued at the closing net asset value per share of each of The One Group Mutual Funds on the day of valuation. Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked priced in the principal market where such securities are traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of

Continued

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

        valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

        REPURCHASE AGREEMENTS

        The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered loans in the 1940 Act.

        WRITTEN OPTIONS

        The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

        FUTURES CONTRACTS

        The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

        INDEXED SECURITIES

        The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

        MORTGAGE ROLLS

        The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or from the difference between the current sales price and the lower forward price for the future purchase.


Continued

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

        SECURITIES LENDING

        To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1996, the Funds had no securities on loan.

        SECURITY TRANSACTIONS AND RELATED INCOME

        Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

        EXPENSES

        Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

        DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

        Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

        Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, will be reclassified to additional paid-in capital.

        FEDERAL INCOME TAXES

        The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.


Continued

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

3.   SHARES OF BENEFICIAL INTEREST:

     The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through forty series and four classes:
     Fiduciary, Class A, Class B and Service. As of December 31, 1996 there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the period ended December 31, 1996:


Continued

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)



                                                                                  (Amounts in Thousands)

                                                                             INVESTOR            INVESTOR
                                                      INVESTOR GROWTH     GROWTH & INCOME      CONSERVATIVE      INVESTOR BALANCED
                                                           FUND                FUND             GROWTH FUND            FUND
                                                     -----------------   -----------------   -----------------   -----------------
                                                     DECEMBER 10, 1996   DECEMBER 10, 1996   DECEMBER 10, 1996   DECEMBER 10, 1996
                                                          THROUGH             THROUGH             THROUGH             THROUGH
                                                       DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                         1996(a)             1996(a)             1996(a)             1996(a)
                                                     -----------------   -----------------   -----------------   -----------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
   Proceeds from shares issued.......................    $17,354             $19,516              $9,233             $43,695
   Dividends reinvested..............................          -                   -                   -                   -
   Cost of shares redeemed...........................        (20)               (397)                (29)               (229)
                                                         -------             -------              ------             -------
   Change in net assets from Fiduciary share
      transactions...................................    $17,334             $19,119              $9,204             $43,466
                                                         =======             =======              ======             =======
CLASS A SHARES:(b)
   Proceeds from shares issued.......................    $     -             $     -              $    -             $     -
   Dividends reinvested..............................          -                   -                   -                   -
   Cost of shares redeemed...........................          -                   -                   -                   -
                                                         -------             -------              ------             -------
   Change in net assets from Class A share
      transactions...................................    $     0             $     0              $    0             $     0
                                                         =======             =======              ======             =======
CLASS B SHARES:(b)
   Proceeds from shares issued.......................    $     -             $     -              $    -             $     -
   Dividends reinvested..............................          -                   -                   -                   -
   Cost of shares redeemed...........................          -                   -                   -                   -
                                                         -------             -------              ------             -------
   Change in net assets from Class B share
      transactions...................................    $     0             $     0              $    0             $     0
                                                         =======             =======              ======             =======
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
   Issued............................................      1,736               1,958                 923               4,373
   Reinvested........................................          -                   -                   -                   -
   Redeemed..........................................         (2)                (41)                 (3)                (23)
                                                         -------             -------              ------             -------
   Change in Fiduciary Shares........................      1,734               1,917                 920               4,350
                                                         =======             =======              ======             =======
CLASS A SHARES:(b)
   Issued............................................          -                   -                   -                   -
   Reinvested........................................          -                   -                   -                   -
   Redeemed..........................................          -                   -                   -                   -
                                                         -------             -------              ------             -------
   Change in Class A Shares..........................          0                   0                   0                   0
                                                         =======             =======              ======             =======
CLASS B SHARES:(b)
   Issued............................................          -                   -                   -                   -
   Reinvested........................................          -                   -                   -                   -
   Redeemed..........................................          -                   -                   -                   -
                                                         -------             -------              ------             -------
   Change in Class B Shares..........................          0                   0                   0                   0
                                                         =======             =======              ======             =======
-----

(a)  Period from commencement of operations.
(b)  Dollar and share amounts are less than 1,000.




Continued

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

4.   INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

     The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average net assets of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund, respectively.

     The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.10% on the first $500 million of the Fund's average daily net assets, 0.075% of the Fund's average daily net assets between $500 million and $1 billion, and 0.05% of the Fund's average daily net assets when Fund assets exceed $1 billion. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

     The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to a distribution and shareholder services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks, (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the period ended December 31, 1996 the Distributor did not receive any commissions earned on sales of Class A Shares or redemptions of Class B Shares.

     Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

     The Adviser, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the period ended December 31, 1996, the Adviser, Administrator and Distributor each waived fees totaling less than one thousand dollars.

5.   SECURITIES TRANSACTIONS:

     The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended December 31, 1996 were as follows (amounts in thousands):


                                                                    U.S. GOVERNMENT SECURITIES        OTHER SECURITIES
                                                                    --------------------------     ---------------------
                                                                      PURCHASES       SALES        PURCHASES       SALES
                                                                      ---------       -----        ---------       -----
Investor Growth Fund..............................................       $-            $-           $17,147        $  -
Investor Growth & Income Fund.....................................        -             -            19,163         385
Investor Conservative Growth Fund.................................        -             -             8,872           -
Investor Balanced Fund............................................        -             -            42,783           -



Continued

================================================================================

The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

6.   FINANCIAL INSTRUMENTS:

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

================================================================================

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                            INVESTOR
                                                                           GROWTH FUND
                                                                          -------------
                                                                            FIDUCIARY
                                                                          -------------
                                                                          DECEMBER 10,
                                                                          1996 THROUGH
                                                                          DECEMBER 31,
                                                                             1996 (a)
                                                                          -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD..................................................     $ 10.00
                                                                            -------
Investment Activities
   Net investment income.............................................          0.01
   Net realized and unrealized losses from investments...............         (0.06)
                                                                            -------
      Total from Investment Activities...............................         (0.05)
                                                                            -------

Distributions
   From net investment income........................................         (0.01)
                                                                            -------


      Total Distributions............................................         (0.01)
                                                                            -------


NET ASSET VALUE,
  END OF PERIOD........................................................     $  9.94
                                                                            =======
Total Return (Excludes Sales Charge).................................         (0.48)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000).................................       $17,237
   Ratio of expenses to average net assets...........................          0.20%(c)
   Ratio of net investment income to average net assets..............          2.32%(c)
   Ratio of expenses to average net assets*..........................          0.34%(c)
   Ratio of net investment income to average net assets*.............          2.18%(c)
   Portfolio turnover (d)............................................          0.00%

-----

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

================================================================================

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                            INVESTOR
                                                                             GROWTH
                                                                             FUNDS
                                                                          -------------
                                                                             CLASS A
                                                                          -------------
                                                                          DECEMBER 10,
                                                                          1996 THROUGH
                                                                          DECEMBER 31,
                                                                             1996 (a)
                                                                          -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................................................   $10.00
                                                                            -------
Investment Activities
   Net investment income..................................................     0.01
   Net realized and unrealized losses from investments....................    (0.05)
                                                                            -------
      Total from Investment Activities....................................    (0.04)
                                                                            -------
Distributions
   From net investment income.............................................     0.00
                                                                            -------
      Total Distributions.................................................     0.00
                                                                            -------
NET ASSET VALUE,
  END OF PERIOD...........................................................  $  9.96
                                                                            =======
Total Return (Excludes Sales Charge)......................................    (0.40)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)......................................  $   (e)
   Ratio of expenses to average net assets................................      0.45%(c)
   Ratio of net investment income to average net assets...................      1.67%(c)
   Ratio of expenses to average net assets*...............................      0.59%(c)
   Ratio of net investment income to average net assets*..................      1.53%(c)
   Portfolio turnover (d).................................................      0.00%

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e)  Net assets are less than $1,000.


See notes to financial statements.

================================================================================

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                          INVESTOR
                                                                         GROWTH FUND
                                                                        -------------
                                                                           CLASS B
                                                                        -------------
                                                                        DECEMBER 10,
                                                                        1996 THROUGH
                                                                        DECEMBER 31,
                                                                           1996 (a)
                                                                        -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................   $ 10.00
Investment Activities
   Net investment income..............................................      0.01
   Net realized and unrealized losses from investments................     (0.05)
                                                                         -------
      Total from Investment Activities................................     (0.04)
                                                                         -------

Distributions
   From net investment income.........................................      0.00
                                                                         -------
      Total Distributions.............................................      0.00
                                                                         -------
NET ASSET VALUE,
  END OF PERIOD.......................................................   $  9.96
                                                                         =======
Total Return (Excludes Sales Charge)..................................     (0.40)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)..................................   $  (e)
   Ratio of expenses to average net assets............................      1.20%(c)
   Ratio of net investment income to average net assets...............      1.67%(c)
   Ratio of expenses to average net assets*...........................      1.34%(c)
   Ratio of net investment income to average net assets*..............      1.53%(c)
   Portfolio turnover (d).............................................      0.00%

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e)  Net assets are less than $1,000.


See notes to financial statements.

================================================================================

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                          INVESTOR
                                                                          GROWTH &
                                                                         INCOME FUND
                                                                        -------------
                                                                          FIDUCIARY
                                                                        -------------
                                                                        DECEMBER 10,
                                                                        1996 THROUGH
                                                                        DECEMBER 31,
                                                                           1996 (a)
                                                                        -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................................         $ 10.00
                                                                           -------

Investment Activities
   Net investment income..........................................            0.02
   Net realized and unrealized losses from investments............           (0.06)
                                                                           -------
      Total from Investment Activities............................           (0.04)
                                                                           -------

Distributions
   From net investment income.....................................           (0.02)
                                                                           -------
      Total Distributions.........................................           (0.02)
                                                                           -------

NET ASSET VALUE,
  END OF PERIOD...................................................         $  9.94
                                                                           =======
Total Return (Excludes Sales Charge)..............................           (0.43)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)..............................         $19,056
   Ratio of expenses to average net assets........................            0.16%(c)
   Ratio of net investment income to average net assets...........            3.24%(c)
   Ratio of expenses to average net assets*.......................            0.29%(c)
   Ratio of net investment income to average net assets*..........            3.11%(c)
   Portfolio turnover (c).........................................            2.30%

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

================================================================================

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                          INVESTOR
                                                                          GROWTH &
                                                                         INCOME FUND
                                                                        -------------
                                                                           CLASS A
                                                                        -------------
                                                                        DECEMBER 10,
                                                                        1996 THROUGH
                                                                        DECEMBER 31,
                                                                           1996 (a)
                                                                        -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...................................................   $ 10.00
                                                                           -------

Investment Activities
   Net investment income................................................      0.01
   Net realized and unrealized losses from investments..................     (0.07)
                                                                           -------
      Total from Investment Activities..................................     (0.06)
                                                                           -------
Distributions
   From net investment income...........................................      0.00
                                                                           -------
      Total Distributions...............................................      0.00
                                                                           -------

NET ASSET VALUE,
  END OF PERIOD.........................................................   $  9.94
                                                                           =======
Total Return (Excludes Sales Charge)....................................     (0.60)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)....................................   $  (e)
   Ratio of expenses to average net assets..............................      0.41%(c)
   Ratio of net investment income to average net assets.................      1.67%(c)
   Ratio of expenses to average net assets*.............................      0.54%(c)
   Ratio of net investment income to average net assets*................      1.54%(c)
   Portfolio turnover (d)...............................................      2.30%

-----
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e)  Net assets are less than $1,000.

See notes to financial statements.

================================================================================

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                     INVESTOR
                                                                      GROWTH &
                                                                    INCOME FUND
                                                                    ------------
                                                                      CLASS B
                                                                    ------------
                                                                    DECEMBER 10,
                                                                    1996 THROUGH
                                                                    DECEMBER 31,
                                                                      1996 (a)
                                                                    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................................     $10.00
                                                                       ------
Investment Activities
  Net investment income...........................................       0.01
  Net realized and unrealized losses from investments.............      (0.07)
                                                                       ------
    Total from Investment Activities..............................      (0.06)
                                                                       ------
Distributions
  From net investment income......................................       0.00
                                                                       ------
    Total Distributions...........................................       0.00
                                                                       ------
NET ASSET VALUE,
  END OF PERIOD...................................................      $9.94
                                                                       ------
Total Return (Excludes Sales Charge)..............................      (0.60)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)..............................      $(e)
   Ratio of expenses to average net assets........................       1.16%(c)
   Ratio of net investment income to average net assets...........       1.67%(c)
   Ratio of expenses to average net assets*.......................       1.29%(c)
   Ratio of net investment income to average net assets*..........       1.54%(c)
   Portfolio turnover (d).........................................       2.30%

------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e)  Net assets are less than $1,000.


See notes to financial statements.

================================================================================

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                         INVESTOR
                                                                         CONSERVATIVE
                                                                         GROWTH FUND
                                                                        -------------
                                                                         FIDUCIARY
                                                                        -------------
                                                                        DECEMBER 10,
                                                                        1996 THROUGH
                                                                        DECEMBER 31,
                                                                           1996(a)
                                                                        -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................    $10.00
                                                                          ------
Investment Activities
  Net investment income...............................................      0.03
  Net realized and unrealized losses from investments.................     (0.06)
                                                                          ------
    Total from Investment Activities..................................     (0.03)
                                                                          ------
Distributions
  From net investment income..........................................     (0.03)
                                                                          ------
    Total Distributions...............................................     (0.03)
                                                                          ------
NET ASSET VALUE,
  END OF PERIOD.......................................................    $ 9.94
                                                                          ======
Total Return (Excludes Sales Charge)..................................     (0.42)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)..................................    $9,141
   Ratio of expenses to average net assets............................      0.16%(c)
   Ratio of net investment income to average net assets...............      5.01%(c)
   Ratio of expenses to average net assets*...........................      0.29%(c)
   Ratio of net investment income to average net assets*..............      4.88%(c)
   Portfolio turnover (d).............................................      0.00%

----------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

================================================================================

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                       INVESTOR
                                                                      CONSERVATIVE
                                                                      GROWTH FUND
                                                                     -------------
                                                                      CLASS A
                                                                     -------------
                                                                     DECEMBER 10,
                                                                     1996 THROUGH
                                                                     DECEMBER 31,
                                                                        1996(a)
                                                                     -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................................       $10.00
                                                                         ------
Investment Activities
  Net investment income...........................................         0.00
  Net realized and unrealized losses from investments.............        (0.07)
                                                                         ------
    Total from Investment Activities..............................        (0.07)
                                                                         ------
Distributions
  From net investment income......................................         0.00
                                                                         ------
    Total Distributions...........................................         0.00
                                                                         ------
NET ASSET VALUE,
 END OF PERIOD....................................................        $9.93
                                                                          =====
Total Return (Excludes Sales Charge)..............................        (0.70)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............................       $ (e)
  Ratio of expenses to average net assets.........................         0.41%(c)
  Ratio of net investment income to average net assets............         0.00%(c)
  Ratio of expenses to average net assets*........................         0.54%(c)
  Ratio of net investment income (loss) to average net assets*....        (0.13)%(c)
  Portfolio turnover (d)..........................................         0.00%


---------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e)  Net assets are less than $1,000.



See notes to financial statements.

================================================================================

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                       INVESTOR
                                                                      CONSERVATIVE
                                                                      GROWTH FUND
                                                                     -------------
                                                                      CLASS B
                                                                     -------------
                                                                     DECEMBER 10,
                                                                     1996 THROUGH
                                                                     DECEMBER 31,
                                                                        1996(a)
                                                                     -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...................................................  $10.00
                                                                          ------
Investment Activities
  Net investment income.................................................   0.00
  Net realized and unrealized losses from investments...................  (0.07)
                                                                          ------
      Total from Investment Activities..................................  (0.07)
                                                                          ------
Distributions
  From net investment income............................................   0.00
                                                                          ------
      Total Distributions...............................................   0.00
                                                                          ------
NET ASSET VALUE,
  END OF PERIOD.........................................................  $9.93
                                                                          =====
Total Return (Excludes Sales Charge)....................................  (0.70)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................................... $ (e)
  Ratio of expenses to average net assets...............................   1.16%(c)
  Ratio of net investment income to average net assets..................   0.00%(c)
  Ratio of expenses to average net assets*..............................   1.29%(c)
  Ratio of net investment income to average net assets*.................  (0.13)%(c)
  Portfolio turnover (d)................................................   0.00%

------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole distinguishing among the classes of shares issued.
(e)  Net assets are less than $1,000.

See notes to financial statements.

================================================================================

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                         INVESTOR
                                                                         BALANCED
                                                                           FUND
                                                                       -------------
                                                                        FIDUCIARY
                                                                       -------------
                                                                       DECEMBER 10,
                                                                       1996 THROUGH
                                                                       DECEMBER 31,
                                                                          1996(a)
                                                                       -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................    $10.00
                                                                          ------
Investment Activities
  Net investment income...............................................      0.02
  Net realized and unrealized losses from investments.................     (0.06)
                                                                          ------
      Total from Investment Activities................................     (0.04)
                                                                          ------
Distributions
  From net investment income .........................................     (0.02)
                                                                          ------
      Total Distributions.............................................     (0.02)
                                                                          ------
NET ASSET VALUE,
  END OF PERIOD.......................................................    $ 9.94
                                                                          ======
Total Return (Excludes Sales Charge)..................................     (0.39)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................   $43,220
  Ratio of expenses to average net assets.............................      0.14%(c)
  Ratio of net investment income to average net assets................      4.30%(c)
  Ratio of expenses to average net assets*............................      0.27%(c)
  Ratio of net investment income to average net assets*...............      4.17%(c)
  Portfolio turnover (d)..............................................      0.00%


---------------------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

================================================================================

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                         INVESTOR
                                                                         BALANCED
                                                                           FUND
                                                                       -------------
                                                                         CLASS A
                                                                       -------------
                                                                       DECEMBER 10,
                                                                       1996 THROUGH
                                                                       DECEMBER 31,
                                                                          1996(a)
                                                                       -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................................      $10.00
                                                                          ------
Investment Activities
  Net investment income.............................................        0.01
  Net realized and unrealized losses from investments...............       (0.06)
                                                                          ------
    Total from Investment Activities................................       (0.05)
                                                                          ------
Distributions
  From net investment income........................................        0.00
                                                                          ------
    Total Distributions.............................................        0.00
                                                                          ------
NET ASSET VALUE,
  END OF PERIOD.....................................................      $ 9.95
                                                                          ======

Total Return (Excludes Sales Charge)................................       (0.50)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................................    $ (e)
  Ratio of expenses to average net assets...........................        0.39%(c)
  Ratio of net investment to average net assets.....................        1.67%(c)
  Ratio of expenses to average net assets*..........................        0.52%(c)
  Ratio of net investment to average net assets*....................        1.54%(c)
  Portfolio turnover (d)............................................        0.00%


----------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e)  Net assets are less than $1,000.



See notes to financial statements.

================================================================================

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                       INVESTOR
                                                                       BALANCED
                                                                         FUND
                                                                     -------------
                                                                      CLASS B
                                                                     -------------
                                                                     DECEMBER 10,
                                                                     1996 THROUGH
                                                                     DECEMBER 31,
                                                                        1996(a)
                                                                     -------------
Net Asset Value,
  Beginning of Period.................................................... $10.00
                                                                          ------
Investment Activities
  Net investment income..................................................   0.01
  Net realized and unrealized losses from investments....................  (0.06)
                                                                          ------
      Total from Investment Activities...................................  (0.05)
                                                                          ------
Distributions
  From net investment income.............................................   0.00
                                                                          ------
     Total Distributions.................................................   0.00
                                                                          ------
NET ASSET VALUE,
  END OF PERIOD.......................................................... $ 9.95
                                                                          ------

Total Return (Excludes Sales Charge).....................................  (0.50)%(b)

Ratios/Supplementary Data:
  Net Assets at end of period (000)...................................... $(e)
  Ratio of expenses to average net assets................................   1.14%(c)
  Ratio of net investment income to average net assets...................   1.67%(c)
  Ratio of expenses to average net assets*...............................   1.27%(c)
  Ratio of net investment income to average net assets*..................   1.54%(c)
  Portfolio turnover (d).................................................   0.00%

-------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e)  Net assets are less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                    SECURITY                    AMORTIZED
  AMOUNT                    DESCRIPTION                     COST
-----------  ------------------------------------------  -----------
                          U.S. TREASURY BILLS (16.7%):
 $  50,000   8/22/96(b)................................   $  49,604
    75,000   9/19/96(b)................................      74,131
    20,000   11/14/96(b)...............................      19,638
   105,000   2/6/97(b).................................     101,873
     5,000   3/6/97....................................       4,829
    35,000   4/3/97(b).................................      33,616
    35,000   5/1/97(b).................................      33,448
    10,000   5/29/97(b)................................       9,502
                                                         -----------
                             Total U.S. Treasury Bills      326,641
                                                         -----------
                          U.S. TREASURY NOTES (13.9%):
    45,000   7.88%, 7/15/96(b).........................      45,040
    10,000   6.13%, 7/31/96(b).........................      10,004
    15,000   7.88%, 7/31/96(b).........................      15,032
    25,000   7.25%, 8/31/96............................      25,051
    20,000   6.50%, 9/30/96(b).........................      20,032
    25,000   8.00%, 10/15/96(b)........................      25,189
    50,000   7.25%, 11/30/96(b)........................      50,348
    50,000   6.88%, 2/28/97............................      50,581
    10,000   6.63%, 3/31/97(b).........................      10,085
    10,000   6.50%, 4/30/97............................      10,064
    10,000   6.13%, 5/31/97(b).........................      10,023
                                                         -----------
                             Total U.S. Treasury Notes      271,449
                                                         -----------
                  Total Investments, at amortized cost      598,090
                                                         -----------
                         REPURCHASE AGREEMENTS (69.5%)
    75,000   Barclays de Zoette Wedd, 5.40%, 7/1/96
               (collateralized by $282,824 U.S.
               Treasury Securities, 0.00%,
               8/15/97-8/15/25, market value
               $76,500)................................      75,000
    75,000   CIBC, 5.45%, 7/1/96 (collateralized by
               $78,255 Various U.S. Government
               Securities, 5.06%-5.375%,
               12/26/96-11/30/97, market value
               $77,517)................................      75,000

 PRINCIPAL                    SECURITY                    AMORTIZED
  AMOUNT                    DESCRIPTION                     COST
-----------  ------------------------------------------  -----------
                     REPURCHASE AGREEMENTS, CONTINUED:
 $  75,000   Deutsche, Morgan, Grenfell, 5.45%, 7/1/96
               (collateralized by $73,008 U.S. Treasury
               Securities, 0.00%-8.50%,
               7/01/96-8/15/25, market value
               $76,500)................................   $  75,000
    75,000   Dresdner Securities, 5.45%, 7/1/96
               (collateralized by $73,098 U.S. Treasury
               Notes, 7.50%, 12/31/96, market value
               $76,523)................................      75,000
    75,000   Goldman, 5.45%, 7/1/96 (collateralized by
               $75,663 U.S. Treasury Notes,
               6.13%-6.50%, 4/30/97-8/15/02, market
               value $76,500)..........................      75,000
   475,000   Aubrey G. Lanston & Co., 5.45%, 7/1/96
               (collateralized by $486,932 Various U.S.
               Government Securities, 0.00%-6.875%,
               9/5/96-4/30/01, market value
               $484,882)...............................     475,000
   434,888   Lehman Brothers, 5.50%, 7/1/96
               (collateralized by $841,252 U.S.Treasury
               Strips, 0.00%, 5/15/04-5/15/06, market
               value $443,587).........................     434,888
    75,000   J.P. Morgan, 5.45%, 7/1/96 (collateralized
               by $118,217 U.S. Treasury Securities,
               0.00%-6.25%, 8/15/96-2/15/25, market
               value $76,501 ).........................      75,000
                                                         -----------
                           Total Repurchase Agreements    1,359,888
                                                         -----------
                           Total (Cost--$1,957,978)(a)    $1,957,978
                                                         -----------
                                                         -----------

------------

Percentage indicated are based on net assets of $1,955,454.

      (a)  Cost for federal income tax and financial reporting purposes are the same.

      (b)  A portion of this security was loaned as of June 30, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          9 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                                              AMORTIZED
   AMOUNT              SECURITY DESCRIPTION               COST
------------  ---------------------------------------  -----------
FUNDING AGREEMENTS (11.8%):
$     50,000  All State Floating Repo, 5.65%,
                9/1/96*..............................   $  50,000
     125,000  General American Life Insurance Co.,
                5.64%, 3/19/97.......................     125,000
      60,000  Peoples Security Life, 5.55%,
                04/22/97*............................      60,000
      25,000  Providian Life & Health Insurance Co.,
                5.59%, 3/1/97........................      25,000
      35,000  Providian Life & Health Insurance Co.,
                5.59%, 3/1/97........................      35,000
                                                       -----------
  Total Funding Agreements                                295,000
                                                       -----------
COMMERCIAL PAPER (59.1%):
Automotive (5.0%):
      20,000  American Honda Finance Corp., 5.34%,
                7/25/96..............................      19,929
      40,000  American Honda Finance Corp., 5.35%,
                8/14/96..............................      39,738
      41,500  General Motors Acceptance Corp., 5.35%,
                8/12/96..............................      41,241
      25,000  General Motors Acceptance Corp., 5.33%,
                9/12/96..............................      24,730
                                                       -----------
                                                          125,638
                                                       -----------
Banking (1.0%):
      25,000  Monte Dei Paschi Di Siena, 5.29%,
                7/26/96..............................      24,908
                                                       -----------
Banking & Financial Services (2.0%):
      50,000  Lehman Brothers Holdings, Inc., 5.31%,
                9/17/96..............................      49,425
                                                       -----------
Chemicals (4.9%):
      20,000  Akzo Nobel, Inc., 5.30%, 8/19/96.......      19,856
      25,000  Akzo Nobel, Inc., 5.45%, 10/18/96......      24,587
      24,400  Akzo Nobel, Inc., 5.45%, 10/21/96......      23,986
      25,000  Akzo Nobel, Inc., 5.45%, 10/25/96......      24,561
      15,000  Akzo Nobel, Inc., 5.40%, 11/22/96......      14,676
      15,000  Akzo Nobel, Inc., 5.40%, 11/26/96......      14,667
                                                       -----------
                                                          122,333
                                                       -----------
Computer Software (3.9%):
      27,500  CSC Enterprises, 5.37%, 7/8/96.........      27,471
      20,000  CSC Enterprises, 5.35%, 7/24/96........      19,932
      29,000  CSC Enterprises, 5.34%, 8/23/96........      28,772
      21,000  CSC Enterprises, 5.33%, 8/29/96........      20,817
                                                       -----------
                                                           96,992
                                                       -----------
Consumer Goods & Services (0.9%):
      10,000  Tambrands Corp., 5.35%, 9/26/96........       9,871
      12,000  Tambrands Corp., 5.52%, 11/12/96.......      11,753
                                                       -----------
                                                           21,624
                                                       -----------

 PRINCIPAL                                              AMORTIZED
   AMOUNT              SECURITY DESCRIPTION               COST
------------  ---------------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Electrical & Electronic (2.6%):
$     11,000  Hitachi Credit America Corp., 5.32%,
                8/27/96..............................   $  10,907
      18,000  Hitachi Securities, 5.32%, 8/29/96.....      17,843
      15,000  Toshiba America, Inc., 5.31%,
                7/18/96..............................      14,963
      20,000  Toshiba America, Inc., 5.35%, 7/8/96...      19,979
                                                       -----------
                                                           63,692
                                                       -----------
Financial & Insurance (1.2%):
      12,658  Enterprise Funding Corp., 5.40%,
                8/16/96..............................      12,570
      17,312  Enterprise Funding Corp., 5.40%,
                8/26/96..............................      17,167
                                                       -----------
                                                           29,737
                                                       -----------
Financial Services (9.0%):
      12,297  Equipment Funding, Inc., 5.35%,
                7/8/96...............................      12,284
      21,010  Finova Capital Corp., 5.38%, 7/11/96...      20,978
      35,000  Finova Capital Corp., 5.38%, 8/15/96...      34,765
      32,000  Finova Capital Corp., 5.40%, 8/22/96...      31,750
      40,000  Finova Capital Corp., 5.50%, 9/6/96....      39,591
      25,000  Lehman Brothers Holding, Inc., 5.45%,
                9/30/96..............................      24,656
      60,605  Old Line Funding Corp., 5.31%,
                7/2/96...............................      60,596
      25,000  Old Line Funding Corp., 5.45%,
                7/24/96..............................      24,913
                                                       -----------
                                                          249,533
                                                       -----------
Gas & Electric Utility (3.8%):
      30,900  CSW Credit, Inc., 5.29%, 7/17/96.......      30,827
      30,500  CSW Credit, Inc., 5.40%, 8/5/96........      30,340
      32,886  National Rural Utilities Finance Corp.,
                5.28%, 7/22/96.......................      32,785
                                                       -----------
                                                           93,952
                                                       -----------
Leasing (4.3%):
      35,000  International Lease Finance Corp.,
                5.33%, 8/7/96........................      34,809
      31,000  International Lease Funding Corp.,
                5.30%, 9/20/96.......................      30,630
      20,000  USL Capital Corp., 5.30%, 7/2/96.......      19,997
      21,000  USL Capital Corp., 5.37%, 7/15/96......      20,957
                                                       -----------
                                                          106,393
                                                       -----------
Office Equipment & Services (3.6%):
      50,000  International Business Machines, 5.90%,
                07/29/96.............................      49,998
  41,000,000  Xerox Corp., 5.35%, 8/20/96............      40,695
                                                       -----------
                                                           90,693
                                                       -----------

CONTINUED

----10

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                                              AMORTIZED
   AMOUNT              SECURITY DESCRIPTION               COST
------------  ---------------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Oil & Gas Exploration Products & Services (5.9%):
$     30,000  Pemex Capital, Inc., 5.32%, 8/2/96.....   $  29,858
      15,000  Pemex Capital, Inc., 5.40%, 9/10/96....      14,840
      15,000  Pemex Capital, Inc., 5.40%, 9/12/96....      14,836
      25,000  Petroleo Brasileird S.A., 5.26%,
                7/23/96..............................      24,920
      20,000  Petroleo Brasileiro S.A.--Petrobras,
                5.33%, 8/9/96........................      19,885
      10,000  Petroleo Brasileiro S.A.--Petrobras
                "B", 5.37%, 8/16/96..................       9,931
      13,500  Petroleo Brasileiro S.A., 5.345%,
                11/18/96.............................      13,219
      20,000  Petroleo Brasileiro S.A., 5.345%,
                12/4/96..............................      19,537
                                                       -----------
                                                          147,026
                                                       -----------
Real Estate (4.4%):
      45,000  Countrywide Funding Corp., 5.43%,
                7/23/96..............................      44,851
      19,840  Countrywide Funding Corp., 5.45%,
                9/3/96...............................      19,648
      46,000  Countrywide Funding Corp., 5.42%,
                9/9/96...............................      45,515
                                                       -----------
                                                          110,014
                                                       -----------
Telecommunications (5.8%):
      30,000  GTE Corp., 5.33%, 7/2/96...............      29,996
      50,000  GTE Corp., 5.39%, 7/9/96...............      49,940
      17,500  Nynex Corp., 5.37%, 7/8/96.............      17,482
      24,500  Nynex Corp., 5.35%, 8/6/96.............      24,369
      24,500  Nynex Corp., 5.32%, 8/26/96............      24,297
                                                       -----------
                                                          146,084
                                                       -----------
  Total Commercial Paper                                1,478,044
                                                       -----------
CORPORATE BONDS (1.7%):
Financial Services (1.7%):
      25,000  IBM Credit Corp., 5.90%, 8/28/96.......      24,996
      17,875  John Deere, 4.625%, 9/2/96.............      17,838
                                                       -----------
  Total Corporate Bonds                                    42,834
                                                       -----------
MEDIUM TERM/SENIOR NOTES (13.4%):
Banking (5.0%):
      50,000  Abbey National Treasury Services, PLC.,
                5.08%, 2/27/97.......................      49,994
      25,000  Abbey National Treasury Services, PLC.,
                5.08%, 2/27/97.......................      24,994
      50,000  Abbey National Treasury Services, PLC.,
                5.11%, 3/17/97.......................      49,969
                                                       -----------
                                                          124,957
                                                       -----------

 PRINCIPAL                                              AMORTIZED
   AMOUNT              SECURITY DESCRIPTION               COST
------------  ---------------------------------------  -----------
MEDIUM TERM/SENIOR NOTES, CONTINUED:
Banking and Financial Services (3.0%):
$     50,000  Bear Stearns Companies, Inc., 5.60%,
                3/14/97..............................   $  50,000
      25,000  Merrill Lynch & Co., Inc., 5.58%,
                3/14/97..............................      25,000
                                                       -----------
                                                           75,000
                                                       -----------
Brokerage (5.0%):
     125,000  Greenwich Capital Holding, Inc., 5.80%,
                10/1/96 Master Note Purchase
                Agreement*...........................     125,000
                                                       -----------
Leasing (0.4%):
      10,000  International Leasing Finance, Inc.,
                8.73%, 8/9/96........................      10,033
                                                       -----------
  Total Medium Term/Senior Notes                          334,990
                                                       -----------
FLOATING RATE NOTES (3.3%):
      31,440  Student Loan Marketing Association,
                6.08%, 7/1/96*.......................      31,440
      50,000  Student Loan Marketing Assoc., 5.45%,
                9/28/98*.............................      50,000
                                                       -----------
  Total Floating Rate Notes                                81,440
                                                       -----------
U.S. TREASURY BILLS (1.0%):
      25,000  3/6/97.................................      24,144
                                                       -----------
  Total U.S. Treasury Bills                                24,144
                                                       -----------
  Total Investments, at amortized cost                  2,256,452
                                                       -----------
REPURCHASE AGREEMENTS (10.0%):
     100,000  Lehman Brothers, 5.51%, 7/1/96,
                (collateralized by $104,920 Various
                U.S. Government Securities,
                0.00%-8.36%, 12/24/96-12/08/14,
                market value $102,004)...............     100,000
      23,841  Lehman Brothers, 5.50%, 7/1/96,
                (collateralized by $18,957 U.S.
                Treasury Bonds, 8.00%-15.75%
                2/15/01-2/15/02, market value
                $24,305).............................      23,841
     125,000  Prudential Securities, 5.53%, 7/1/96,
                (collateralized by $84,763 Various
                U.S. Government Securities,
                0.00%-8.25%, 7/02/96-5/15/18, market
                value $68,899 and cash-$57,452)......     125,000
                                                       -----------
  Total Repurchase Agreements                             248,841
                                                       -----------
Total (Cost--$2,505,293)(a)                             $2,505,293
                                                       -----------
                                                       -----------

------------

Percentages indicated are based on net assets of $2,501,936.

      (a)  Cost for federal income tax and financial reporting purposes is the same.

        *  Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or a index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          11----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                                               AMORTIZED
  AMOUNT               SECURITY DESCRIPTION                COST
-----------  -----------------------------------------  -----------
                             MUNICIPAL BONDS (16.2%):
                                  Connecticut (0.9%):
 $   4,500   Special Assessment Unemployment
               Compensation Revenue Notes (Curbs),
               3.9%, 11/15/01*........................   $   4,500
                                                        -----------
                                      Florida (0.7%):
     3,500   Putnam County, Development Authority,
               3.50%, 12/15/09*.......................       3,500
                                                        -----------
                                    Louisiana (1.0%):
     5,000   State Refunding, Series A, 4.20%,
               8/1/96.................................       5,002
                                                        -----------
                                     Michigan (8.4%):
     2,500   Municipal Bond Authority Revenue, Series
               B, 4.50%, 7/3/96.......................       2,500
    10,000   Muncipal Bond Authority, Series A, 4.50%,
               7/3/97.................................      10,058
    30,000   State GO Notes, 4.00%, 9/30/96...........      30,073
                                                        -----------
                                                            42,631
                                                        -----------
                                       Nevada (0.4%):
     2,000   State GO Bonds, 6.35%, 8/1/96............       2,005
                                                        -----------
                                         Ohio (0.6%):
     3,000   School District Cash Flow, 4.53%,
               6/30/97................................       3,015
                                                        -----------
                                        Texas (2.5%):
     4,980   Austin Independent School District,
               6.70%, 8/1/99
               Prefunded 8/1/96 at 100................       4,994
     4,000   Dallas Independent School District,
               7.10%, 8/15/96
               LOC: NationsBank of Texas..............       4,016
     1,400   Gulf Coast Waste Disposal Authority
               Texas, PCR, 3.50%, 10/1/17, Amoco Oil
               Co. Project*...........................       1,400
     2,200   North Central, Health Facilities, 3.65%,
               12/1/15, Development Corp., Revenue
               Bonds, Series D*.......................       2,200
                                                        -----------
                                                            12,610
                                                        -----------
                                     Virginia (1.0%):
     5,300   Public School Authority, Series C, 5.00%,
               8/1/96.................................       5,307
                                                        -----------
                                    Wisconsin (0.3%):
     1,460   Milwaukee, Series BQ, 6.00%, 7/15/96,
               GO.....................................       1,461
                                                        -----------
                                      Wyoming (0.5%):
     2,500   Uinta County, PCR, Amoco Standard Oil Co
               Ind., 3.98%, 12/1/12*..................       2,502
                                                        -----------
                                Total Municipal Bonds       82,533
                                                        -----------

 PRINCIPAL                                               AMORTIZED
  AMOUNT               SECURITY DESCRIPTION                COST
-----------  -----------------------------------------  -----------
                           DAILY DEMAND NOTES (3.6%):
                                      Alabama (1.2%):
 $   5,900   Phenix County, Al 93-A, 3.75%, 6/1/28,
               LOC: Toronto Dominion*.................   $   5,900
                                                        -----------
                                     Colorado (0.3%):
     1,600   Moffat County PCR, Pacific Corp., 3.60%,
               5/1/13*................................       1,600
                                                        -----------
                                         Ohio (0.4%):
     1,900   State Air Quality, 3.75%, 12/1/15, LOC:
               JP Morgan*.............................       1,900
                                                        -----------
                                        Texas (1.4%):
     3,000   Brazos River Authority PCR
               Coll Utilities Electric Co. Series B,
               3.85%, 6/1/30, LOC: Union Bank of
               Switzerland, AMT*......................       3,000
     4,300   Sabine River Authority PCR
               Utilities Electric Co. Project Series
               C, 3.85%, 6/1/30, LOC: Union Bank of
               Switzerland, AMT*......................       4,300
                                                        -----------
                                                             7,300
                                                        -----------
                                   Washington (0.3%):
     1,500   State Health Care Facilities Authority,
               Fred Hutchinson Cancer-C, 3.65%, 1/1/18
               LOC: Morgan Guaranty*..................       1,500
                                                        -----------
                             Total Daily Demand Notes       18,200
                                                        -----------
                         WEEKLY DEMAND NOTES (56.4%):
                                     Arkansas (1.6%):
     8,100   Clark County Solid Waste Disposal Revenue
               - Reynolds Metals Co. Project, 3.55%,
               8/1/22, LOC: Trust Co. Bank, AMT*......       8,100
                                                        -----------
                                     Colorado (2.3%):
     2,500   Student Obligation Bond Authority 90-A
               3.40%, 9/1/24, AMT*....................       2,500
     4,400   Student Obligation Bond Authority,
               Student Loan Revenue, 3.40%, 7/1/20,
               AMT*...................................       4,400
     5,000   Regents University Of Colorado Student
               Housing Bonds, 3.35%, 6/1/20 LOC:
               Morgan Guaranty*.......................       5,000
                                                        -----------
                                                            11,900
                                                        -----------
                                      Florida (2.0%):
    10,000   Housing Finance Authority, Woodlands Apt.
               855, 3.35%, 12/1/17*...................      10,000
                                                        -----------

CONTINUED

----12

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                                               AMORTIZED
  AMOUNT               SECURITY DESCRIPTION                COST
-----------  -----------------------------------------  -----------
                      WEEKLY DEMAND NOTES, CONTINUED:
                                      Georgia (2.1%):
 $  10,900   Cobb County Georgia Housing Authority
               Multifamily Housing Revenue - Pittco
               Frey Assoc. Project, 3.15%, 6/1/23,
               LOC: Societe Generale*.................   $  10,900
                                                        -----------
                                     Illinois (8.9%):
    10,900   Chicago O'Hare International
               AirportRevenue - Second Lien - Series
               B, 3.50%, 1/1/18, LOC: Societe
               Generale, AMT*.........................      10,900
     5,900   Development Finance Authority Revenue
               Special Facility - Little City
               Foundation, 3.40%, 2/1/19, LOC: LaSalle
               National Bank*.........................       5,900
     4,700   Development Finance Authority Revenue
               Aurora Central Catholic High School,
               3.40%, 4/1/24, LOC: Northern Trust*....       4,700
     4,500   Development Finance Authority Revenue
               Roosevelt University Project, 3.40%,
               4/1/25, LOC: American National Bank*...       4,500
     1,625   Development Finance Authority Revenue St
               Pauls House Project, 3.40%, 2/1/25,
               LOC: LaSalle National Bank*............       1,625
     2,500   Educational Facility Authority Revenues
               Northwestern University, 3.40%, 3/1/28,
               LOC: Northern Trust*...................       2,500
     1,000   Health Facilities Authority Revenue
               Revolving Fund Pooled, Series C, 3.40%,
               8/1/15, LOC: First National Bank of
               Chicago*...............................       1,000
     1,900   Health Facilities Authority Revenue
               Hospital Sisters Service Series E,
               3.40%, 12/1/14, LOC: Morgan
               Guaranty*..............................       1,900
     3,000   Health Facilities Authority Revenue
               Washington & Jane Smith Home, 3.50%,
               7/1/26, LOC: First Chicago Bank*.......       3,000
     5,000   Jacksonville Industrial Project Revenue
               Agi Inc. Project, 3.65%, 2/1/26, LOC:
               Bank of America*.......................       5,000
     2,240   Lombard Industrial Development Revenue
               Chicago Roll Co., Inc Project, 3.95%,
               2/1/10, LOC: American National Bank*...       2,240

 PRINCIPAL                                               AMORTIZED
  AMOUNT               SECURITY DESCRIPTION                COST
-----------  -----------------------------------------  -----------
                      WEEKLY DEMAND NOTES, CONTINUED:
                                 Illinois, continued:
 $   2,000   Orland Hills Multi-Family Mortgage
               Revenue 88th Avenue Project, 3.40%,
               12/1/04, LOC: LaSalle National Bank*...   $   2,000
                                                        -----------
                                                            45,265
                                                        -----------
                                      Indiana (6.5%):
    12,400   Health Facility Financing Authority
               Rehabilitation Hospital Indiana, Inc.,
               3.40%, 11/1/20, LOC: Toronto Dominion
               Bank*..................................      12,400
     3,000   Indianapolis Economic Development Revenue
               -Childrens Museum Project, 3.45%,
               10/1/25, LOC: National Bank of Detroit,
               Indianapolis*..........................       3,000
     3,900   Jasper Economic Development Revenue Best
               Chairs Inc. Project, 3.70%, 3/1/19,
               LOC: PNC Bank*.........................       3,900
    14,035   Rockport PCR, Indiana & Michigan Electric
               Co., Series A, 3.15%, 8/1/14, LOC:
               Swiss Bank*............................      14,035
                                                        -----------
                                                            33,335
                                                        -----------
                                    Louisiana (0.8%):
     4,000   Jefferson Parish Hospital Service
               District No. 2 Hospital Revenue, 3.10%,
               12/1/15, FGIC*.........................       4,000
                                                        -----------
                                     Michigan (3.4%):
    14,100   Higher Education Student Loan, Series B,
               3.40%, 10/1/13, AMT, AMBAC*............      14,100
     1,750   State Strategic Fund Limited Wayne
               Disposal Oakland Project, 3.60%, 3/1/5,
               LOC: Comercia Bank*....................       1,750
     1,000   State Strategic Fund Limited Obligation
               Revenue Environmental Quality, 3.60%,
               5/1/05 LOC: Comercia Bank, AMT*........       1,000
                                                        -----------
                                                            16,850
                                                        -----------
                                       Nevada (3.4%):
     7,400   Clark County Airport Improvement Revenue
               Sub Lien Series A-1, 3.30%, 7/1/25,
               LOC: Toronto Dominion Bank*............       7,400
    10,000   Clark County Industrial Development
               Revenue - Power Co. Project, Series A,
               3.30%, 10/1/30, LOC: Barclays Bank,
               AMT*...................................      10,000
                                                        -----------
                                                            17,400
                                                        -----------

CONTINUED

                                                                          13----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                                               AMORTIZED
  AMOUNT               SECURITY DESCRIPTION                COST
-----------  -----------------------------------------  -----------
                      WEEKLY DEMAND NOTES, CONTINUED:
                                   New Mexico (0.4%):
 $   2,000   Albuquerque Airport Revenue Sub Lien,
               3.30%, 7/1/14, AMBAC*..................   $   2,000
                                                        -----------
                                         Ohio (5.7%):
     6,000   Franklin County Hospital Revenue Holy
               Cross Health Systems, 3.35%, 6/1/16,
               LOC: Morgan Guaranty*..................       6,000
     6,800   State Air Quality Development Authority
               Revenue Funding Limited Partnership,
               Series A, 3.50%, 4/1/28, LOC: Societe
               Generale*..............................       6,800
     6,300   Air Quality Development Authority, 3.50%,
               4/1/29, LOC: Societe Generale*.........       6,300
     4,600   The Ohio State University General
               Receipts, Series B, 3.00%, 12/1/12*....       4,600
     5,500   State Water Development Authority Revenue
               Timken Company Project, 3.35%, 5/1/07,
               LOC: Wachovia Bank*....................       5,500
                                                        -----------
                                                            29,200
                                                        -----------
                                 Rhode Island (1.0%):
     5,000   Commonwealth Student Loan Revenue Bond
               #3, 3.45%, 06/01/26, LOC: Nat West*....       5,000
                                                        -----------
                               South Carolina (0.3%):
     1,700   Cherokee County Industrial Revenue
               Oshkosh Truck Project, 3.50%, 8/1/19,
               LOC: Bank of Nova Scotia, AMT*.........       1,700
                                                        -----------
                                    Tennessee (0.7%):
     3,800   Oak Ridge Industrial Board Economic
               Development Revenue Limited Obligation,
               3.45%, 5/1/09
               LOC: Algemene Bank Nederland*..........       3,800
                                                        -----------
                                       Texas (12.4%):
    14,100   Capital Health Facilities Development
               Corp. Island On Lake Travis Limited
               Project, 3.40%, 12/1/16, LOC: Credit
               Suisse, AMT*...........................      14,100
    10,000   Panhandle Plains Higher Education Inc.
               Student Loan Revenue, Series A, 3.40%,
               6/1/21*................................      10,000
     5,000   Panhandle Plains Higher Education
               Authority, Student Loan Revenue, Series
               A, 3.40%, 6/1/23, AMT*.................       5,000
    15,900   San Antonio Health Facilities Development
               Corp. Hospital Revenue Warm Springs
               Rehabilitation Foundation Series A,
               3.30%, 6/1/08 LOC: Nationsbank of
               Texas*.................................      15,900

 PRINCIPAL                                               AMORTIZED
  AMOUNT               SECURITY DESCRIPTION                COST
-----------  -----------------------------------------  -----------
                      WEEKLY DEMAND NOTES, CONTINUED:
                                    Texas, continued:
 $   5,900   San Antonio Housing Finance Corp. Harbor
               Cove Apartments Project, 3.50%, 6/1/06
               LOC: Bank of America Illinois, AMT*....   $   5,900
     4,090   Higher Education Authority Inc.
               Educational Series B, 3.10%, 12/1/25,
               FGIC*..................................       4,090
     8,100   Travis County Housing Finance Corp.
               Multifamily Housing Revenue - Aspen
               Hills Apartments Project, 3.50%, 6/1/06
               LOC: Bank of America Illinois, AMT*....       8,100
                                                        -----------
                                                            63,090
                                                        -----------
                                         Utah (2.8%):
    14,500   Salt Lake City Airport Revenue, Sub
               Series A, 3.40%, 6/1/98, LOC: Credit
               Suisse, AMT*...........................      14,500
                                                        -----------
                                   Washington (0.7%):
     3,715   Pierce County Economic Development Corp.
               Industrial Revenue - Mcfarland Cascade
               Project, 3.55%, 10/1/07, LOC: First
               National Bank of Seattle, AMT*.........       3,715
                                                        -----------
                                West Virginia (1.4%):
     2,400   Marion County Community Solid Waste
               Disposal Facility Revenue Granttown,
               3.60%, 10/1/17, LOC: National
               Westminster, AMT*......................       2,400
     4,700   Marion County Community Solid Waste
               Disposal Facility Revenue Granttown,
               3.40%, 10/1/17, LOC: National
               Westminster, AMT*......................       4,700
                                                        -----------
                                                             7,100
                                                        -----------
                            Total Weekly Demand Notes      287,855
                                                        -----------
                         MONTHLY DEMAND NOTES (3.1%):
                                      Arizona (0.4%):
     2,000   Chandler Industrial Development
               Authority, Industrial Development
               Revenue - Parsons Municipal Service
               Inc., 3.70%, 12/15/09, LOC: National
               Westminster*...........................       2,000
                                                        -----------
                                      Indiana (2.7%):
    13,700   Gary Environmental Improvement Revenue US
               Steel Corp. Project, 3.70%, 7/15/02,
               LOC: Bank of Nova Scotia*..............      13,700
                                                        -----------
                           Total Monthly Demand Notes       15,700
                                                        -----------

CONTINUED

----14

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                                               AMORTIZED
  AMOUNT               SECURITY DESCRIPTION                COST
-----------  -----------------------------------------  -----------
                              SHORT-TERM PUTS (5.7%):
                                      Arizona (1.0%):
 $   5,000   Conchise County, PCR, Electric Power
               Corp., 3.30%, 9/1/24 AMT**.............   $   5,000
                                                        -----------
                                      Florida (0.8%):
     4,000   Putnam County, 3.25%, 3/15/14**..........       4,000
                                                        -----------
                                     Missouri (0.6%):
     3,000   State Environmental Improvement & Energy
               Resource Authority PCR Union Electric
               Co. Series B, 3.65%, 6/1/14, LOC: Union
               Bank of Switzerland**..................       3,000
                                                        -----------
                                New Hampshire (1.2%):
     5,900   Industrial Development Authority Solid
               Waste Disposal Facility Revenue, 3.30%,
               9/1/15, AMT**..........................       5,900
                                                        -----------
                               South Carolina (0.4%):
     2,000   York County, Saluda River Project
               National Rural Utilities, Series E-2,
               3.10%, 8/15/14**.......................       2,000
                                                        -----------
                                    Tennessee (1.0%):
     5,000   Shelby County Health Educational &
               Housing Facility Board Hospital Revenue
               Methodist Health System, Series C,
               3.90%, 8/1/15, MBIA**..................       5,000
                                                        -----------
                                        Texas (0.8%):
     4,065   Gulf Coast Industrial Development
               Authority Marine Term Revenue Amoco Oil
               Co Project, 3.60%, 6/1/25**............       4,065
                                                        -----------
                                Total-Short Term Puts       28,965
                                                        -----------
                    TAX-FREE COMMERCIAL PAPER (8.1%):
                                      Alabama (0.8%):
     4,000   Phenix County Industrial Development
               Board Environmental Improvement Revenue
               - Mead Coated Board Project, 3.45%,
               12/1/23, LOC: ABN AMRO Bank, AMT*......       4,000
                                                        -----------
                                     Colorado (1.1%):
     5,500   Platte River Authority,Electric Power
               3.55%, 7/1/96, LOC: Morgan Guaranty....       5,500
                                                        -----------

 PRINCIPAL                                               AMORTIZED
  AMOUNT               SECURITY DESCRIPTION                COST
-----------  -----------------------------------------  -----------
                TAX-FREE COMMERCIAL PAPER, CONTINUED:
                                      Georgia (1.2%):
 $   6,000   Municipal Electric Authority, Series
               85-A, 3.65%, 7/17/96 LOC: Credit
               Suisse, Morgan, Bayerische
               Landesbank.............................   $   6,000
                                                        -----------
                                     Michigan (2.9%):
    15,000   State Underground Storage Tank Financial
               Assurance Authority Series 1, 3.45%,
               12/1/04 LOC: Canadian Imperial Bank*...      15,000
                                                        -----------
                                        Texas (1.5%):
     5,000   Brazos River Authority - Texas Utilities
               3.30%, 5/1/29, AMT*....................       5,000
     2,400   State Transportation, 3.65%, 8/20/96.....       2,400
                                                        -----------
                                                             7,400
                                                        -----------
                                West Virginia (0.7%):
     3,500   Public Energy Authority Energy Revenue -
               Morgantown Assoc. Project, 3.70%,
               7/24/96 LOC: Suisse Bank, AMT..........       3,500
                                                        -----------
                      Total Tax-Free Commercial Paper       41,400
                                                        -----------
                          ANTICIPATION NOTES (11.3%):
                                   California (3.0%):
    15,000   Los Angeles County Tax & Revenue
               Anticipation Notes, Series A, 4.50%,
               6/30/97, LOC: Credit Suisse............      15,094
                                                        -----------
                                        Idaho (1.8%):
     9,000   State Tax Anticipation Note, 4.50%,
               6/30/97................................       9,052
                                                        -----------
                                 Pennsylvania (1.2%):
     6,000   Penn State University, 4.00%, 12/18/96...       6,017
                                                        -----------
                                    Tennessee (1.5%):
     7,500   State Anticipation Note, Series 96A,
               3.25%, 7/2/01**........................       7,500
                                                        -----------
                                        Texas (3.9%):
    20,000   State Tax & Revenue Anticipation Notes,
               Series A, 4.75%, 8/30/96...............      20,029
                                                        -----------
                             Total Anticipation Notes       57,692
                                                        -----------
Total (Cost--$532,345) (a)                                 532,345
                                                        -----------
                                                        -----------

------------

Percentages indicated are based on net assets of $510,527.

      (a)  Cost and value for federal income tax and financial reporting purposes are the same.

        *  Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1996.

CONTINUED

                                                                          15----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

       **  Put and demand features exist allowing the Fund to require the purchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.

AMBAC      AMBAC Indemnity Corporation
AMT        Alternative Minimum Tax Paper
GO         General Obligation
FGIC       Insured by Financial Guaranty Insurance Corp.
LOC        Letter of Credit
PCR        Pollution Control Revenue

SEE NOTES TO FINANCIAL STATEMENTS.

----16

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                    SECURITY                    AMORTIZED
  AMOUNT                    DESCRIPTION                     COST
-----------  ------------------------------------------  -----------
                              MUNICIPAL BONDS (75.4%):
                                                 Ohio:
 $   1,000   Air Quality Development Authority, 3.50%,
               4/1/29*.................................   $   1,000
     3,050   Clermont County, Series B, 3.35%, 12/1/15,
               Hospital Facilities Mercy Health Care of
               Cincinnati*.............................       3,050
     3,000   Cleveland Waterworks Revenue, 7.75%,
               1/1/97, Prerefunded 1/1/97 @ 102,
               MBIA....................................       3,128
     2,500   Columbus Sewer Revenue, 3.30%, 6/1/11*....       2,500
       300   Cuyahoga County, 3.40%, 4/1/12, LOC:
               Dresdner Bank*..........................         300
     1,600   Cuyahoga County, 3.25%, 12/1/15, LOC:
               Union Bank of Switzerland*..............       1,600
     4,000   Cuyahoga County, 3.25%, 1/1/26, LOC:
               Morgan Guaranty Bank*...................       4,000
     1,500   Franklin County Hospital Authority, 3.45%,
               5/1/15, LOC: National Bank of
               Detroit*................................       1,500
     1,800   Franklin County Hospital Revenue Holy
               Cross Health Systems, 3.35%, 6/1/16,
               LOC: Morgan Guaranty Bank*..............       1,800
     1,700   Franklin County Inland Products, Inc.,
               3.70%, 6/1/04*..........................       1,700
     2,000   Geauga County Industrial Development,
               3.50%, 4/1/04*..........................       2,000
       500   Hamilton County Economic Development
               Revenue, 3.55%, 6/15/05*................         500
     2,000   Hamilton County Hospital Revenue, 3.20%,
               2/15/24*................................       2,000
     1,000   Higher Education Facility, 3.45%,
               9/1/20*.................................       1,000
     3,400   Housing Financial Agency, 3.60%, 12/1/15,
               LOC: Morgan Guaranty Bank*..............       3,400
       500   Montgomery County, 3.25%, 5/15/25*........         500
     1,000   Ross County, Ohio Hospital Facilities,
               3.45%, 12/1/20*.........................       1,000
     3,000   School District Cash Flow, 4.53%,
               6/30/97.................................       3,015
     1,000   Shaker Heights, BAN, 4.30%, 10/18/96......       1,001
     1,000   State, GO, 6.95%, 9/1/98, Prerefunded
               9/1/96 @102.............................       1,027
     4,500   State Air Quality Development Authority
               Revenue JMG Co. Funding Limited
               Partnership Series A, 3.50%, 4/1/28,
               LOC: Soci'ete Generale*.................       4,500
     3,000   State Air Quality Development Revenue
               Bonds, 3.35%, 6/1/01, LOC: Soci'ete
               Generale*...............................       3,000

 PRINCIPAL                    SECURITY                    AMORTIZED
  AMOUNT                    DESCRIPTION                     COST
-----------  ------------------------------------------  -----------
                           MUNICIPAL BONDS, CONTINUED:
                                      Ohio, continued:
 $   1,000   State Court Street Center, 3.55%,
               10/1/98*................................   $   1,000
     2,850   State Higher Education Facilities, 3.35%,
               10/1/15, LOC: Bank of Tokyo*............       2,850
     1,900   State Natural Resources Facilities, 4.20%,
               10/1/96.................................       1,902
     3,000   State Water Development Authority, 3.35%,
               6/1/01*.................................       3,000
     2,000   Student Loan Funding Corp., 3.45%,
               1/1/07*.................................       2,000
     2,800   Student Loan Funding Corp., Cincinnati
               Student Loan Revenue Series A-3, 3.45%,
               1/1/07, LOC: National Westminster Bank,
               AMT*....................................       2,800
       500   The Ohio State University, General
               Receipts, Series B, 3.40%, 12/1/01*.....         500
     1,800   The Ohio State University, General
               Receipts, Series B, 3.40%, 12/1/06, LOC:
               National Westminster Bank*..............       1,800
     7,950   The Ohio State University, General
               Receipts, Series B, 3.00%, 12/1/12*.....       7,950
     1,600   Twinsburg Industrial Development Revenue,
               3.75%, 12/1/11*.........................       1,600
     1,700   University of Cincinnati, General
               Receipts, Series K1, 3.75%, 3/20/97.....       1,705
       400   Water Development Authority, Series B,
               3.60%, 11/1/15*.........................         400
     2,100   Wooster Industrial Development Revenue,
               3.75%, 12/1/10*.........................       2,100
                                                         -----------
                                 Total Municipal Bonds       73,128
                                                         -----------
                               SHORT TERM PUTS (2.5%):
                                                 Ohio:
     2,500   Air Quality Development Authority Revenue,
               Series B, 3.80%, 5/1/18, AMT, LOC: Union
               Bank of Switzerland**...................       2,500
                                                         -----------
                                 Total Short Term Puts        2,500
                                                         -----------
                    TAX-FREE COMMERCIAL PAPER (11.6%):
                                                 Ohio:
     1,000   Air Quality Development Authority, 3.60%,
               7/10/96, FGIC...........................       1,000
     1,300   State Air Quality Development Authority,
               Series B, Refunding Revenue Bonds,
               3.70%, 7/10/96, FGIC....................       1,300
     2,300   Toledo, (Lucas County) CSX Transportation,
               3.35%, 7/15/96, LOC: Bank of Nova
               Scotia..................................       2,300
     1,300   Toledo, (Lucas County) CSX Transportation,
               3.50%, 8/1/96...........................       1,300

CONTINUED

                                                                          17----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                    SECURITY                    AMORTIZED
  AMOUNT                    DESCRIPTION                     COST
-----------  ------------------------------------------  -----------
                 TAX-FREE COMMERCIAL PAPER, CONTINUED:
                                      Ohio, continued:
 $   2,400   Toledo, (Lucas County) Ohio Port
               Authority, 3.65%, 7/15/96, LOC: Bank of
               Nova Scotia.............................   $   2,400
     1,000   Water Development Authority, 3.55%,
               9/4/96..................................       1,000
     2,000   Water Development Authority, CEI Co.,
               3.55%, 9/4/96...........................       2,000
                                                         -----------
                       Total Tax-Free Commercial Paper       11,300
                                                         -----------
                           ANTICIPATION NOTES (10.1%):
                                                 Ohio:
     5,000   Brecksville, (Broadview Heights) City
               School District, 3.90%, 1/17/97, BAN....       5,009

 PRINCIPAL                    SECURITY                    AMORTIZED
  AMOUNT                    DESCRIPTION                     COST
-----------  ------------------------------------------  -----------
                        ANTICIPATION NOTES, CONTINUED:
                                      Ohio, continued:
 $   1,700   Cincinnati School District, TAN, 6.00%,
               7/11/96 LOC: Fifth Third Bank...........   $   1,701
     1,670   Summit County, BAN, Series B, 4.00%,
               6/5/97..................................       1,676
     1,000   University of Cincinnati, General
               Receipts, BAN, Series Aa, 3.89%,
               3/20/97.................................       1,002
       438   Warren County, 4.58%, 9/5/96, BAN.........         438
                                                         -----------
                              Total Anticipation Notes        9,826
                                                         -----------
                             Total (Cost--$96,754) (a)    $  96,754
                                                         -----------
                                                         -----------

------------

Percentages indicated are based on net assets of $97,047.

      (a)  Cost for federal income tax and financial reporting purposes is the same.

        *  Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1996.

       **  Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.

AMT        Alternative Minimum Tax Paper
BAN        Bond Anticipation Notes
FGIC       Insured by Financial Guaranty Insurance Corp.
GO         General Obligation
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Insurance Association
TAN        Tax Anticipation Notes

SEE NOTES TO FINANCIAL STATEMENTS.

----18

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1996

                                                                          (Amounts in Thousands,
                                                                         except per share amounts)

                                                      U.S. TREASURY
                                                        SECURITIES                      MUNICIPAL     OHIO MUNICIPAL
                                                       MONEY MARKET    PRIME MONEY     MONEY MARKET    MONEY MARKET
                                                           FUND        MARKET FUND         FUND            FUND
                                                      --------------  --------------  --------------  ---------------
ASSETS:
Investments, at amortized cost......................   $    598,090    $  2,256,452     $  532,345       $  96,754
Repurchase agreements, at cost......................      1,359,888         248,841             --              --
                                                      --------------  --------------  --------------       -------
Total...............................................      1,957,978       2,505,293        532,345          96,754
Cash................................................              1              --             --              38
Interest receivable.................................          6,156           8,529          3,504             563
Receivable from brokers for investments sold........             --              --         15,000              --
Receivable from advisor.............................            209             170             67              25
Deferred organization costs.........................             --              --             --               2
                                                      --------------  --------------  --------------       -------
TOTAL ASSETS........................................      1,964,344       2,513,992        550,916          97,382
                                                      --------------  --------------  --------------       -------
LIABILITIES:
Cash overdraft......................................             --              --             75              --
Dividends payable...................................          7,925          10,646          1,273             253
Payable to brokers for investments purchased........             --              --         38,703              --
Accrued expenses and other payables:
    Investment advisory fees........................            562             745            150              26
    Administration fees.............................            266             352             71              14
    12b-1 fees (Class A)............................             25              62             11               9
    Other...........................................            112             251            106              33
                                                      --------------  --------------  --------------       -------
Total Liabilities...................................          8,890          12,056         40,389             335
                                                      --------------  --------------  --------------       -------
NET ASSETS:
Capital.............................................      1,955,445       2,501,956        510,658          97,098
Undistributed (distributions in excess of) net
 investment income..................................             43               7           (127)            (51)
Accumulated undistributed net realized losses from
 investment transactions............................            (34)            (27)            (4)             --
                                                      --------------  --------------  --------------       -------
NET ASSETS..........................................   $  1,955,454    $  2,501,936     $  510,527       $  97,047
                                                      --------------  --------------  --------------       -------
                                                      --------------  --------------  --------------       -------
Net Assets
    Fiduciary.......................................   $  1,844,590    $  2,186,562     $  459,807       $  55,915
    Class A.........................................        110,864         315,374         50,720          41,132
                                                      --------------  --------------  --------------       -------
Total...............................................   $  1,955,454    $  2,501,936     $  510,527       $  97,047
                                                      --------------  --------------  --------------       -------
                                                      --------------  --------------  --------------       -------
Outstanding units of beneficial interest
    Fiduciary.......................................      1,844,578       2,186,583        459,924          55,946
    Class A.........................................        110,865         315,373         50,734          41,152
                                                      --------------  --------------  --------------       -------
Total...............................................      1,955,443       2,501,956        510,658          97,098
                                                      --------------  --------------  --------------       -------
                                                      --------------  --------------  --------------       -------
Net asset value--offering and redemption price per
 share (Fiduciary and Class A shares)...............   $       1.00    $       1.00     $     1.00       $    1.00
                                                              -----           -----          -----           -----
                                                              -----           -----          -----           -----

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          19----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1996

                                                                           (Amounts in Thousands)

                                                       U.S. TREASURY
                                                        SECURITIES                                      OHIO MUNICIPAL
                                                       MONEY MARKET     PRIME MONEY    MUNICIPAL MONEY   MONEY MARKET
                                                           FUND         MARKET FUND      MARKET FUND         FUND
                                                      ---------------  --------------  ---------------  ---------------
INVESTMENT INCOME:
Interest income.....................................     $  87,131       $  142,118       $  21,285        $   3,394
Dividend income.....................................            --               --             332               43
Income from securities lending......................            88                6              --               --
                                                           -------     --------------       -------          -------
Total Income........................................        87,219          142,124          21,617            3,437
                                                           -------     --------------       -------          -------
EXPENSES:
Investment advisory fees............................         5,456            8,602           2,042              286
Administration fees.................................         2,600            4,102             974              159
12b-1 fees (Class A)................................           356              965             225              160
Custodian and accounting fees.......................           131              145              80               25
Legal and audit fees................................           189              262             138               35
Organization costs..................................            --               --              --                1
Trustees' fees and expenses.........................            30               42              19                4
Transfer agent fees.................................            83              208              85              128
Registration and filing fees........................           126              207              86                9
Printing costs......................................            59               76              36                9
Other...............................................            96               41              33                7
                                                           -------     --------------       -------          -------
Total expense before waivers/reimbursements.........         9,126           14,650           3,718              823
Less waivers/reimbursements.........................        (2,265)          (2,939)         (1,135)            (327)
                                                           -------     --------------       -------          -------
NET EXPENSES........................................         6,861           11,711           2,583              496
                                                           -------     --------------       -------          -------
Net Investment Income...............................        80,358          130,413          19,034            2,941
                                                           -------     --------------       -------          -------
REALIZED GAINS (LOSSES) FROM INVESTMENT
 TRANSACTIONS:
Net realized gains (losses) from investment
 transactions.......................................            (9)               9              (4)              --
                                                           -------     --------------       -------          -------
Net increase in net assets resulting
 from operations....................................     $  80,349       $  130,422       $  19,030        $   2,941
                                                           -------     --------------       -------          -------
                                                           -------     --------------       -------          -------

SEE NOTES TO FINANCIAL STATEMENTS.

----20

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                (Amounts in Thousands)

                                                                                                                OHIO
                               U.S. TREASURY SECURITIES                                                       MUNICIPAL
                                                         PRIME MONEY MARKET FUND    MUNICIPAL MONEY MARKET      MONEY
                                  MONEY MARKET FUND                                          FUND            MARKET FUND
                               ------------------------  ------------------------  ------------------------  -----------
                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                  1996         1995         1996         1995         1996         1995         1996
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income....   $  80,358    $  59,506    $ 130,413    $ 103,272    $  19,034    $  16,629    $   2,941
    Net realized gains
      (losses) from
      investment
      transactions...........          (9)          14            9           --           (4)        (126)          --
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
Change in net assets
  resulting from
  operations.................      80,349       59,520      130,422      103,272       19,030       16,503        2,941
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
    From net investment
      income.................     (75,330)     (56,332)    (116,410)     (96,873)     (17,075)     (15,228)      (1,588)
    In excess of net
      investment income......          --           --           --           --           --          (43)         (22)
    From net realized gains
      from investment
      transactions...........          --           --           --           --           (4)          --           --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment
      income.................      (5,012)      (3,144)     (13,976)      (6,244)      (1,947)      (1,358)      (1,353)
    In excess of net
      investment income......          --          (30)          --         (142)          --           --          (19)
DISTRIBUTIONS TO SERVICE
  SHAREHOLDERS:
    From net investment
      income.................          --           --           --          (13)          --           --           --
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
Change in net assets from
  shareholder
  distributions..............     (80,342)     (59,506)    (130,386)    (103,272)     (19,026)     (16,629)      (2,982)
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares
      issued.................   4,000,794    3,158,947    5,382,651    4,749,069    1,409,174    1,502,281      337,815
    Proceeds from shares
      issued in connection
      with acquisition.......     356,742           --           --           --           --           --           --
    Dividends reinvested.....       4,792        4,531       14,099       13,261        1,889        2,064        1,337
    Cost of shares
      redeemed...............  (3,683,695)  (2,909,428)  (5,062,234)  (4,270,622)  (1,394,801)  (1,404,255)    (329,660)
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
Change in net assets from
  share transactions.........     678,633      254,050      334,516      491,708       16,262      100,090        9,492
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
Change in Net Assets.........     678,640      254,064      334,552      491,708       16,266       99,964        9,451
NET ASSETS:
    Beginning of period......   1,276,814    1,022,750    2,167,384    1,675,676      494,261      394,297       87,596
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
    End of period............   $1,955,454   $1,276,814   $2,501,936   $2,167,384   $ 510,527    $ 494,261    $  97,047
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
SHARE TRANSACTIONS:
    Issued...................   4,000,794    3,158,947    5,382,651    4,749,069    1,409,174    1,502,281      337,815
    Issued in connection with
      acquisition............     356,742           --           --           --           --           --           --
    Reinvested...............       4,792        4,531       14,099       13,261        1,889        2,064        1,337
    Redeemed.................  (3,683,695)  (2,909,428)  (5,062,234)  (4,270,622)  (1,394,801)  (1,404,255)    (329,660)
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
Change in shares.............     678,633      254,050      334,516      491,708       16,262      100,090        9,492
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
Undistributed (distributions
  in excess of) net
  investment income included
  in net assets:
    End of Period............   $      43    $      27    $       7    $     (20)   $    (127)   $    (139)   $     (51)
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------
                               -----------  -----------  -----------  -----------  -----------  -----------  -----------



                               YEAR ENDED
                                JUNE 30,
                                  1995
                               -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income....   $   2,785
    Net realized gains
      (losses) from
      investment
      transactions...........          --
                               -----------
Change in net assets
  resulting from
  operations.................       2,785
                               -----------
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
    From net investment
      income.................      (1,535)
    In excess of net
      investment income......          --
    From net realized gains
      from investment
      transactions...........          --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment
      income.................      (1,240)
    In excess of net
      investment income......         (10)
DISTRIBUTIONS TO SERVICE
  SHAREHOLDERS:
    From net investment
      income.................          --
                               -----------
Change in net assets from
  shareholder
  distributions..............      (2,785)
                               -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares
      issued.................     376,500
    Proceeds from shares
      issued in connection
      with acquisition.......          --
    Dividends reinvested.....       1,226
    Cost of shares
      redeemed...............    (382,861)
                               -----------
Change in net assets from
  share transactions.........      (5,135)
                               -----------
Change in Net Assets.........      (5,135)
NET ASSETS:
    Beginning of period......      92,731
                               -----------
    End of period............   $  87,596
                               -----------
                               -----------
SHARE TRANSACTIONS:
    Issued...................     376,500
    Issued in connection with
      acquisition............          --
    Reinvested...............       1,226
    Redeemed.................    (382,861)
                               -----------
                               -----------
Change in shares.............      (5,135)
                               -----------
                               -----------
Undistributed (distributions
  in excess of) net
  investment income included
  in net assets:
    End of Period............   $     (10)
                               -----------
                               -----------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          21----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1996

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B, and Service. The Trust currently consists of twenty-six active funds. The accompanying financial statements and financial highlights are those of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only.

    The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. Results of operations, changes in net assets and financial highlights for periods prior to the Reorganization, March 25, 1996 are presented for funds of The One Group only.

    The Funds' investment objectives are as follows:

FUND                                                                        OBJECTIVE
--------------------------------------------------------  ---------------------------------------------
U.S. Treasury Securities Money Market Fund                Current income with liquidity and stability
                                                           of principal.
Prime Money Market Fund                                   Current income with liquidity and stability
                                                           of principal.
Municipal Money Market Fund                               As high a level of current interest income
                                                           exempt from Federal income taxes as is
                                                           consistent with the preservation of capital
                                                           and stability of principal.
Ohio Municipal Money Market Fund                          As high a level of current interest income
                                                           exempt from Federal income taxes and Ohio
                                                           personal income tax as is consistent with
                                                           the preservation of capital and stability of
                                                           principal.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

CONTINUED

----22

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1996, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                                                       MARKET VALUE
                                                                                                        OF LOANED
                                                                                                        SECURITIES
                                                                                                      --------------
U.S. Treasury Securities Money Market Fund..........................................................  $  479,865,232

     The loaned securities were fully collateralized by cash and U.S. Government securities as of June 30, 1996.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are

CONTINUED

                                                                          23----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

     distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs have been allocated among the funds of the Trust pro-rata, based on the relative net assets of each fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  SHARES OF BENEFICIAL INTEREST:

    The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through thirty-six series and four classes:
    Fiduciary, Class A, Class B, and Service. During the year ended June 30, 1995, Service Shares transferred to Class A Shares. As of June 30, 1996 there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the years ended June 30, 1996 and 1995:

CONTINUED

----24

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

                              (Amounts in Thousands)

                                                                    U.S. TREASURY SECURITIES
                                                                                                      PRIME MONEY
                                                                       MONEY MARKET FUND              MARKET FUND
                                                                   --------------------------  --------------------------
                                                                                     YEAR          YEAR          YEAR
                                                                       YEAR       ENDED JUNE    ENDED JUNE    ENDED JUNE
                                                                    ENDED JUNE       30,           30,           30,
                                                                     30, 1996        1995          1996          1995
                                                                   ------------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
    Proceeds from shares issued..................................  $  3,573,870  $  2,783,997  $  4,119,886  $  3,951,914
    Proceeds from shares issued in connection with acquisition...       333,798            --            --            --
    Dividends reinvested.........................................           345         1,467         1,683         7,187
    Cost of shares redeemed......................................    (3,241,505)   (2,576,713)   (3,900,430)   (3,594,562)
                                                                   ------------  ------------  ------------  ------------
    Change in net assets from Fiduciary Share transactions.......       666,508  $    208,751       221,139  $    364,539
                                                                   ------------  ------------  ------------  ------------
                                                                   ------------  ------------  ------------  ------------
CLASS A SHARES:
    Proceeds from shares issued..................................  $    426,924  $    374,950  $  1,262,765  $    796,201
    Proceeds from shares issued in connection with acquisition...        22,944            --            --            --
    Dividends reinvested.........................................         4,447         3,064        12,416         6,061
    Cost of shares redeemed......................................      (442,190)     (332,715)   (1,161,804)     (675,053)
                                                                   ------------  ------------  ------------  ------------
    Change in net assets from Class A Share transactions.........  $     12,125  $     45,299  $    113,377  $    127,209
                                                                   ------------  ------------  ------------  ------------
                                                                   ------------  ------------  ------------  ------------
SERVICE SHARES:
    Proceeds from shares issued..................................                                                     954
    Dividends reinvested.........................................                                                      13
    Cost of shares redeemed......................................                                                  (1,007)
                                                                                                             ------------
    Change in net assets from Service Share transactions.........                                                     (40)
                                                                                                             ------------
                                                                                                             ------------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
    Issued.......................................................     3,573,870     2,783,997     4,119,886     3,951,914
    Issued in connection with acquisition........................       333,798            --            --            --
    Reinvested...................................................           345         1,467         1,683         7,187
    Redeemed.....................................................    (3,241,505)   (2,576,713)   (3,900,430)   (3,594,562)
                                                                   ------------  ------------  ------------  ------------
    Change in Fiduciary Shares...................................       666,508       208,751       221,139       364,539
                                                                   ------------  ------------  ------------  ------------
                                                                   ------------  ------------  ------------  ------------
CLASS A SHARES:
    Issued.......................................................       426,924       374,950     1,262,765       796,201
    Issued in connection with acquisition........................        22,944            --            --            --
    Reinvested...................................................         4,447         3,064        12,416         6,061
    Redeemed.....................................................      (442,190)     (332,715)   (1,161,804)     (675,053)
                                                                   ------------  ------------  ------------  ------------
    Change in Class A Shares.....................................        12,125        45,299       113,377       127,209
                                                                   ------------  ------------  ------------  ------------
                                                                   ------------  ------------  ------------  ------------
SERVICE SHARES:
    Issued.......................................................                                                     954
    Reinvested...................................................                                                      13
    Redeemed.....................................................                                                  (1,007)
                                                                                                             ------------
    Change in Service Shares.....................................                                                     (40)
                                                                                                             ------------
                                                                                                             ------------

CONTINUED

                                                                          25----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

                             (Amounts in Thousands)

                                                                         MUNICIPAL MONEY MARKET
                                                                                                    OHIO MUNICIPAL MONEY
                                                                                  FUND                  MARKET FUND
                                                                       --------------------------  ----------------------
                                                                                         YEAR         YEAR        YEAR
                                                                           YEAR       ENDED JUNE   ENDED JUNE  ENDED JUNE
                                                                        ENDED JUNE       30,          30,         30,
                                                                         30, 1996        1995         1996        1995
                                                                       ------------  ------------  ----------  ----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
    Proceeds from shares issued......................................  $  1,109,221  $  1,202,916  $  165,403  $  182,275
    Dividends reinvested.............................................           114           738          62          41
    Cost of shares redeemed..........................................    (1,087,267)   (1,118,500)   (161,325)   (185,885)
                                                                       ------------  ------------  ----------  ----------
    Change in net assets from Fiduciary share transactions...........  $     22,068  $     85,154  $    4,140  $   (3,569)
                                                                       ------------  ------------  ----------  ----------
                                                                       ------------  ------------  ----------  ----------
CLASS A SHARES:
    Proceeds from shares issued......................................  $    299,953  $    299,365  $  172,412  $  194,225
    Dividends reinvested.............................................         1,775         1,326       1,275       1,185
    Cost of shares redeemed..........................................      (307,534)     (285,755)   (168,335)   (196,976)
                                                                       ------------  ------------  ----------  ----------
    Change in net assets from Class A share transactions.............  $     (5,806) $     14,936  $    5,352  $   (1,566)
                                                                       ------------  ------------  ----------  ----------
                                                                       ------------  ------------  ----------  ----------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
    Issued...........................................................     1,109,221     1,202,916     165,403     182,275
    Reinvested.......................................................           114           738          62          41
    Redeemed.........................................................    (1,087,267)   (1,118,500)   (161,325)   (185,885)
                                                                       ------------  ------------  ----------  ----------
    Change in Fiduciary Shares.......................................        22,068        85,154       4,140      (3,569)
                                                                       ------------  ------------  ----------  ----------
                                                                       ------------  ------------  ----------  ----------
CLASS A SHARES:
    Issued...........................................................       299,953       299,365     172,412     194,225
    Reinvested.......................................................         1,775         1,326       1,275       1,185
    Redeemed.........................................................      (307,534)     (285,755)   (168,335)   (196,976)
                                                                       ------------  ------------  ----------  ----------
    Change in Class A Shares.........................................        (5,806)       14,936       5,352      (1,566)
                                                                       ------------  ------------  ----------  ----------
                                                                       ------------  ------------  ----------  ----------

4.  INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser"), are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the U.S. Treasury Money Market Fund, the Prime Money Market Fund and the Municipal Money Market Fund and 0.30% of the average daily net assets of the Ohio Municipal Money Market Fund.

    The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.20% on each Fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund - the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator. Prior to November 30, 1995, The Shareholder Services Group d/b/a 440 Financial served

CONTINUED

----26

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

   as administrator of each Fund under essentially the same terms as the current administration agreement. Prior to March 26, 1996, Goldman Sachs Asset Management served as administrator of Paragon. The terms of the current administraton agreement are substantially the same as the former administration agreement.

    The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A Shares are subject to a distribution and shareholder services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds. The Distributor has voluntarily agreed to limit payments under the Plan to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plan may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plan may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks
    (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees.

    Prior to January 2, 1996, Premier Investment Advisors, L.L.C. ("Premier") served as investment adviser and Goldman Sachs & Company served as distributor to Paragon. Pursuant to the approval of the Board of Trustees of Paragon on October 31, 1995 and its Shareholders on December 20, 1995, Paragon entered into an investment advisory agreement with the Adviser and a distribution agreement with the Distributor effective January 2, 1996. The terms of the investment advisory agreements with Premier and with the Adviser and the distribution agreements with Goldman Sachs & Company and the Distributor were substantially the same. Certain officers of the Trust are affiliated the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

    The Adviser, Administrator and Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the year ended June 30, 1996, fees in the following amounts were waived or reimbursed to the Funds (amounts in thousands):

                                                                            INVESTMENT
                                                                           ADVISORY FEES    ADMINISTRATION     12B-1 FEES
                                                                              WAIVED/        FEES WAIVED/     WAIVED CLASS
                                                                            REIMBURSED        REIMBURSED            A
                                                                          ---------------  -----------------  -------------
U.S. Treasury Securities Money Market Fund..............................     $   2,120         $      43        $     102
Prime Money Market Fund.................................................         2,663                --              276
Municipal Money Market Fund.............................................           930               141               64
Ohio Municipal Money Market Fund........................................           114               167               46

5.  CONCENTRATION OF CREDIT RISK:

    The Ohio Municipal Money Market Fund invests primarily in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of Ohio's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

CONTINUED

                                                                          27----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

6.  FEDERAL TAX INFORMATION: (UNAUDITED)

    The Funds had the following capital loss carryforwards which are available to offset future gains, if any, at June 30, 1996 (amounts in thousands):

                                                               U.S. TREASURY
                                                             SECURITIES MONEY      PRIME MONEY      MUNICIPAL MONEY
                                                                MARKET FUND        MARKET FUND        MARKET FUND
                                                             -----------------  -----------------  -----------------
Expiring in 2001...........................................      $      --          $       1          $      --
Expiring in 2002...........................................             --                 26                 --
Expiring in 2003...........................................             25                 --                 --
Expiring in 2004...........................................              9                 --                  3
                                                                       ---                ---                ---
                                                                 $      34          $      27          $       3
                                                                       ---                ---                ---
                                                                       ---                ---                ---

                                                              OHIO MUNICIPAL
                                                                   MONEY
                                                                MARKET FUND
                                                             -----------------
Expiring in 2001...........................................      $      --
Expiring in 2002...........................................             --
Expiring in 2003...........................................              1
Expiring in 2004...........................................             --
                                                                       ---
                                                                 $       1
                                                                       ---
                                                                       ---

CONTINUED

----28

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

   Of the dividends paid from net investment income by the Municipal Money Market Fund and the Ohio Municipal Money Market Fund for the year ended June 30, 1996, 100.0% constituted exempt interest dividends for regular federal income tax purposes. The percentage break-down of exempt-interest income by state of the Funds' taxable year ended June 30, 1996 is as follows:

                                                                                    MUNICIPAL             OHIO MUNICIPAL
                                                                                MONEY MARKET FUND       MONEY MARKET FUND
                                                                              ----------------------  ----------------------
Alabama.....................................................................              1.0%                    0.1%
Alaska......................................................................              0.7%                    0.1%
Arizona.....................................................................              1.2%                     --
Arkansas....................................................................              0.9%                     --
California..................................................................              0.1%                     --
Colorado....................................................................              4.8%                     --
Delaware....................................................................              0.3%                     --
District of Columbia........................................................              2.0%                     --
Florida.....................................................................              5.3%                     --
Georgia.....................................................................              2.6%                     --
Hawaii......................................................................              1.0%                     --
Idaho.......................................................................              5.6%                     --
Illinois....................................................................             10.5%                     --
Indiana.....................................................................              3.3%                     --
Iowa........................................................................              0.1%                     --
Kentucky....................................................................              1.4%                     --
Louisiana...................................................................              1.0%                     --
Massachusetts...............................................................              0.0%                     --
Michigan....................................................................              6.8%                    0.1%
Minnesota...................................................................              0.8%                     --
Missouri....................................................................              0.4%                     --
Montana.....................................................................              0.6%                     --
Nevada......................................................................              3.4%                     --
New Hampshire...............................................................              0.5%                     --
New Mexico..................................................................              0.9%                     --
New York....................................................................              2.3%                    0.1%
North Carolina..............................................................              1.8%                     --
North Dakota................................................................              0.8%                     --
Ohio........................................................................              5.3%                   98.5%
Oregon......................................................................              0.0%                     --
Pennsylvania................................................................              1.1%                     --
Puerto Rico.................................................................              0.1%                    0.6%
South Carolina..............................................................              2.1%                     --
Tennessee...................................................................              2.0%                     --
Texas.......................................................................             20.4%                     --
Utah........................................................................              1.0%                    0.5%
Virginia....................................................................              0.7%                     --
Washington..................................................................              2.5%                    0.1%
West Virginia...............................................................              1.9%                     --
Wisconsin...................................................................              2.3%                     --
Wyoming.....................................................................              0.5%                     --
                                                                                        -----                   -----
                                                                                        100.0%                  100.0%
                                                                                        -----                   -----
                                                                                        -----                   -----

CONTINUED

                                                                          29----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

7.  REORGANIZATION

    The Trust entered an Agreement and Plan of Reorganization with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The Paragon Treasury Money Market Fund transferred its assets and liabilities to the U.S. Treasury Securities Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business March 25, 1996 following approval by shareholders of the Paragon Portfolio at a special shareholder meeting. The following is a summary of shares outstanding, net assets and net asset value per share immediately before and after the reorganization:

                                                                           BEFORE REORGANIZATION       REORGANIZATION
                                                                       ------------------------------  ---------------
                                                                          PARAGON      U.S. TREASURY    U.S. TREASURY
                                                                          TREASURY       SECURITIES      SECURITIES
                                                                        MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                                            FUND            FUND            FUND
                                                                       --------------  --------------  ---------------
Shares (000).........................................................       356,742        1,735,489        2,092,231
Net Assets (000).....................................................    $  356,742     $  1,735,505    $   2,092,247
Net Asset Value:
  Fiduciary..........................................................                   $       1.00    $        1.00
  Class A............................................................    $     1.00     $       1.00    $        1.00

CONTINUED

----30

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                 ---------------------------------------------------------
                                                                                         FIDUCIARY
                                                                 ---------------------------------------------------------
                                                                                   YEARS ENDED JUNE 30,
                                                                 ---------------------------------------------------------
                                                                    1996         1995        1994       1993       1992
                                                                 -----------  -----------  ---------  ---------  ---------
NET ASSET VALUE,
 BEGINNING OF PERIOD...........................................  $     1.000  $     1.000  $   1.000  $   1.000  $   1.000
                                                                 -----------  -----------  ---------  ---------  ---------
Investment Activities
  Net investment income........................................        0.052        0.050      0.030      0.029      0.043
                                                                 -----------  -----------  ---------  ---------  ---------
Less: Distributions
  Net investment income........................................       (0.052)      (0.050)    (0.030)    (0.029)    (0.043)
                                                                 -----------  -----------  ---------  ---------  ---------
NET ASSET VALUE,
 END OF PERIOD.................................................  $     1.000  $     1.000  $   1.000  $   1.000  $   1.000
                                                                 -----------  -----------  ---------  ---------  ---------
                                                                 -----------  -----------  ---------  ---------  ---------
Total Return...................................................         5.34%        5.07%      3.01%      2.89%      4.40%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............................  $ 1,844,590  $ 1,178,091  $ 969,326  $ 492,862  $ 410,146
  Ratio of expenses to average net assets......................         0.42%        0.41%      0.40%      0.45%      0.55%
  Ratio of net investment income to average net assets.........         5.17%        4.96%      3.02%      2.85%      4.25%
  Ratio of expenses to average net assets*.....................         0.56%        0.59%      0.58%      0.67%      0.77%
  Ratio of net investment income to average net assets*........         5.03%        4.78%      2.84%      2.63%      4.04%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          31----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                         -------------------------------------------------------
                                                                                                 CLASS A
                                                                         -------------------------------------------------------
                                                                                          YEARS ENDED JUNE 30,
                                                                         -------------------------------------------------------
                                                                           1996       1995       1994       1993       1992(a)
                                                                         ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD..................................................  $   1.000  $   1.000  $   1.000  $   1.000   $   1.000
                                                                         ---------  ---------  ---------  ---------  -----------
Investment Activities
  Net investment income................................................      0.050      0.047      0.027      0.026       0.012
                                                                         ---------  ---------  ---------  ---------  -----------
Less: Distributions
  Net investment income................................................     (0.050)    (0.047)    (0.027)    (0.026)     (0.012)
                                                                         ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD........................................................  $   1.000  $   1.000  $   1.000  $   1.000   $   1.000
                                                                         ---------  ---------  ---------  ---------  -----------
                                                                         ---------  ---------  ---------  ---------  -----------
Total Return...........................................................       5.08%      4.81%      2.76%      2.63%       3.38%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....................................  $ 110,864  $  98,723  $  53,423  $  30,759   $       6
  Ratio of expenses to average net assets..............................       0.67%      0.66%      0.63%      0.65%       0.59%(b)
  Ratio of net investment income to average net assets.................       4.92%      4.71%      2.81%      2.52%       2.51%(b)
  Ratio of expenses to average net assets*.............................       0.91%      0.94%      0.87%      1.02%       0.71%(b)
  Ratio of net investment income to average net assets*................       4.68%      4.43%      2.57%      2.15%       2.39%(b)

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A shares commenced offering on February 18, 1992.

      (b)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

----32

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 PRIME MONEY MARKET FUND
                                                               -----------------------------------------------------------
                                                                                        FIDUCIARY
                                                               -----------------------------------------------------------
                                                                                  YEARS ENDED JUNE 30,
                                                               -----------------------------------------------------------
                                                                  1996         1995         1994        1993       1992
                                                               -----------  -----------  -----------  ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................  $     1.000  $     1.000  $     1.000  $   1.000  $   1.000
                                                               -----------  -----------  -----------  ---------  ---------
Investment Activities
  Net investment income......................................        0.054        0.052        0.031      0.030      0.045
                                                               -----------  -----------  -----------  ---------  ---------
Less: Distributions
  Net investment income......................................       (0.054)      (0.052)      (0.031)    (0.030)    (0.045)
                                                               -----------  -----------  -----------  ---------  ---------
NET ASSET VALUE,
  END OF PERIOD..............................................  $     1.000  $     1.000  $     1.000  $   1.000  $   1.000
                                                               -----------  -----------  -----------  ---------  ---------
                                                               -----------  -----------  -----------  ---------  ---------
Total Return.................................................         5.49%        5.34%        3.19%      3.09%      4.64%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................  $ 2,186,562  $ 1,965,416  $ 1,600,876  $ 979,275  $ 946,504
  Ratio of expenses to average net assets....................         0.44%        0.41%        0.40%      0.44%      0.59%
  Ratio of net investment income to average net assets.......         5.34%        5.27%        3.18%      3.05%      4.49%
  Ratio of expenses to average net assets*...................         0.55%        0.57%        0.59%      0.62%      0.76%
  Ratio of net investment income to average net assets*......         5.23%        5.12%        2.99%      2.87%      4.32%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          33----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                        PRIME MONEY MARKET FUND
                                                                        -------------------------------------------------------
                                                                                                CLASS A
                                                                        -------------------------------------------------------
                                                                                         YEARS ENDED JUNE 30,
                                                                        -------------------------------------------------------
                                                                          1996       1995       1994       1993       1992(a)
                                                                        ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $   1.000  $   1.000  $   1.000  $   1.000   $   1.000
                                                                        ---------  ---------  ---------  ---------  -----------
Investment Activities
  Net investment income...............................................      0.051      0.050      0.027      0.030       0.013
                                                                        ---------  ---------  ---------  ---------  -----------
Less: Distributions
  Net investment income...............................................     (0.051)    (0.050)    (0.027)    (0.030)     (0.013)
                                                                        ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $   1.000  $   1.000  $   1.000  $   1.000   $   1.000
                                                                        ---------  ---------  ---------  ---------  -----------
                                                                        ---------  ---------  ---------  ---------  -----------
Total Return..........................................................       5.22%      5.08%      2.93%      2.83%       3.51%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $ 315,374  $ 201,968  $  74,759  $  61,106   $     511
  Ratio of expenses to average net assets.............................       0.69%      0.67%      0.65%      0.65%       0.79%(b)
  Ratio of net investment income to average net assets................       5.09%      5.02%      2.92%      2.67%       3.40%(b)
  Ratio of expenses to average net assets*............................       0.90%      0.92%      0.90%      0.99%       0.94%(b)
  Ratio of net investment income to average net assets*...............       4.88%      4.77%      2.67%      2.33%       3.25%(b)

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A shares commenced offering on February 18, 1992.

      (b)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

----34

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                          PRIME MONEY MARKET
                                                                                                                 FUND
                                                                                                         --------------------
                                                                                                          SERVICE RETIREMENT
                                                                                                                 (a)
                                                                                                         --------------------
                                                                                                         YEARS ENDED JUNE 30,
                                                                                                         --------------------
                                                                                                           1995       1994
                                                                                                         ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD..................................................................................  $   1.000  $   1.000
                                                                                                         ---------  ---------
Investment Activities
  Net investment income................................................................................      0.041      0.008
                                                                                                         ---------  ---------
Less: Distributions
  Net investment income................................................................................     (0.041)    (0.008)
                                                                                                         ---------  ---------
NET ASSET VALUE,
  END OF PERIOD........................................................................................  $   1.000  $   1.000
                                                                                                         ---------  ---------
                                                                                                         ---------  ---------
Total Return...........................................................................................        (a)       0.79%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....................................................................  $          $      40
  Ratio of expenses to average net assets..............................................................       1.42 (b)      1.18%(b)
  Ratio of net investment income to average net assets.................................................       4.52 (b)      3.03%(b)
  Ratio of expenses to average net assets*.............................................................       1.60 (b)      1.36%(b)
  Ratio of net investment income to average net assets*................................................       5.23 (b)      2.85%(b)

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on January 17, 1994 when they designated as "Retirement" Shares. On
           April 4, 1995 the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995,
           Service Shares transferred to Class A Shares. As of June 30, 1995, there were no shareholders in the
           Service Class. Total return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was
           4.11%

      (b)  Annualized.

      (c)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          35----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 MUNICIPAL MONEY MARKET FUND
                                                                    -----------------------------------------------------
                                                                                          FIDUCIARY
                                                                    -----------------------------------------------------
                                                                                    YEARS ENDED JUNE 30,
                                                                    -----------------------------------------------------
                                                                      1996       1995       1994       1993       1992
                                                                    ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
 BEGINNING OF PERIOD..............................................  $   1.000  $   1.000  $   1.000  $   1.000  $   1.000
                                                                    ---------  ---------  ---------  ---------  ---------
Investment Activities
  Net investment income...........................................      0.033      0.032      0.021      0.021      0.034
                                                                    ---------  ---------  ---------  ---------  ---------
Less: Distributions
  Net investment income...........................................     (0.033)    (0.032)    (0.021)    (0.021)    (0.034)
                                                                    ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
 END OF PERIOD....................................................  $   1.000  $   1.000  $   1.000  $   1.000  $   1.000
                                                                    ---------  ---------  ---------  ---------  ---------
                                                                    ---------  ---------  ---------  ---------  ---------
Total Return......................................................       3.34%      3.28%      2.16%      2.15%      3.47%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............................  $ 459,807  $ 437,743  $ 352,702  $ 175,277  $ 170,961
  Ratio of expenses to average net assets.........................       0.41%      0.41%      0.40%      0.46%      0.43%
  Ratio of net investment income to average net assets............       3.29%      3.26%      2.13%      2.12%      3.41%
  Ratio of expenses to average net assets*........................       0.59%      0.59%      0.60%      0.66%      0.80%
  Ratio of net investment income to average net assets*...........       3.11%      3.08%      1.93%      1.92%      3.04%

----------

        *  During  the  period certain  fees  were voluntarily  reduced.  If such  voluntary  fee reductions  had not occurred, the ratios would have been as indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

----36

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                MUNICIPAL MONEY MARKET FUND
                                                                  -------------------------------------------------------
                                                                                          CLASS A
                                                                  -------------------------------------------------------
                                                                                   YEARS ENDED JUNE 30,
                                                                  -------------------------------------------------------
                                                                    1996       1995       1994       1993      1992 (a)
                                                                  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........................................  $   1.000  $   1.000  $   1.000  $   1.000   $   1.000
                                                                  ---------  ---------  ---------  ---------  -----------
Investment Activities
  Net investment income.........................................      0.030      0.030      0.021      0.019       0.009
                                                                  ---------  ---------  ---------  ---------  -----------
Less: Distributions
  Net investment income.........................................     (0.030)    (0.030)    (0.021)    (0.019)     (0.009)
                                                                  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD.................................................  $   1.000  $   1.000  $   1.000  $   1.000   $   1.000
                                                                  ---------  ---------  ---------  ---------  -----------
                                                                  ---------  ---------  ---------  ---------  -----------
Total Return....................................................       3.08%      3.02%      1.96%      1.89%       2.48%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............................  $  50,720  $  56,518  $  41,595  $  18,932   $     122
  Ratio of expenses to average net assets.......................       0.66%      0.66%      0.65%      0.66%       0.84%(b)
  Ratio of net investment income to average net assets..........       3.04%      3.01%      1.92%      1.82%       2.44%(b)
  Ratio of expenses to average net assets*......................       0.94%      0.94%      0.91%      1.01%       0.99%(b)
  Ratio of net investment income to average net assets*.........       2.76%      2.73%      1.66%      1.47%       2.29%(b)

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A shares commenced offering on February 18, 1992.

      (b)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          37----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                         OHIO MUNICIPAL MONEY MARKET FUND
                                                                                   --------------------------------------------
                                                                                                    FIDUCIARY
                                                                                   --------------------------------------------
                                                                                                                      JUNE 9,
                                                                                        YEARS ENDED JUNE 30,          1993 TO
                                                                                   -------------------------------   JUNE 30,
                                                                                     1996       1995       1994      1993 (a)
                                                                                   ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD............................................................  $   1.000  $   1.000  $   1.000   $   1.000
                                                                                   ---------  ---------  ---------  -----------
Investment Activities
  Net investment income..........................................................      0.033      0.032      0.022       0.013
                                                                                   ---------  ---------  ---------  -----------
Less: Distributions
  Net investment income..........................................................     (0.032)    (0.032)    (0.022)     (0.013)
  In excess of net investment income.............................................     (0.001)        --         --          --
                                                                                   ---------  ---------  ---------  -----------
    Total Distributions..........................................................     (0.033)    (0.032)    (0.022)     (0.013)
                                                                                   ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD..................................................................  $   1.000  $   1.000  $   1.000   $   1.000
                                                                                   ---------  ---------  ---------  -----------
                                                                                   ---------  ---------  ---------  -----------
Total Return.....................................................................       3.34%      3.20%      2.25%       2.14%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............................................  $  55,915  $  51,806  $  55,375   $   3,500
  Ratio of expenses to average net assets........................................       0.41%      0.41%      0.34%       0.08%(b)
  Ratio of net investment income to average net assets...........................       3.19%      3.13%      2.29%       2.07%(b)
  Ratio of expenses to average net assets*.......................................       0.71%      0.60%      0.57%       0.51%(b)
  Ratio of net investment income to average net assets*..........................       2.89%      2.94%      2.06%       1.64%(b)

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

----38

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    OHIO MUNICIPAL MONEY MARKET FUND
                                                                           --------------------------------------------------
                                                                                                CLASS A
                                                                           --------------------------------------------------
                                                                                YEARS ENDED JUNE 30,        JANUARY 26, 1993
                                                                           -------------------------------  TO JUNE 30, 1993
                                                                             1996       1995       1994            (a)
                                                                           ---------  ---------  ---------  -----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................................  $   1.000  $   1.000  $   1.000      $   1.000
                                                                           ---------  ---------  ---------        -------
Investment Activities
  Net investment income..................................................      0.030      0.029      0.021          0.009
                                                                           ---------  ---------  ---------        -------
Less: Distributions
  Net investment income..................................................     (0.029)    (0.029)    (0.021)        (0.009)
  In excess of net investment income.....................................     (0.001)        --         --             --
                                                                           ---------  ---------  ---------        -------
    Total Distributions..................................................     (0.030)    (0.029)    (0.021)        (0.009)
                                                                           ---------  ---------  ---------        -------
NET ASSET VALUE,
  END OF PERIOD..........................................................  $   1.000  $   1.000  $   1.000      $   1.000
                                                                           ---------  ---------  ---------        -------
                                                                           ---------  ---------  ---------        -------
Total Return.............................................................       3.08%      2.98%      2.09%          2.34%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................................  $  41,132  $  35,790  $  37,356      $  25,125
  Ratio of expenses to average net assets................................       0.66%      0.63%      0.44%          0.26%(b)
  Ratio of net investment income to average net assets...................       2.94%      2.91%      2.05%          2.03%(b)
  Ratio of expenses to average net assets*...............................       1.06%      0.95%      0.94%          0.92%(b)
  Ratio of net investment income to average net assets*..................       2.54%      2.59%      1.55%          1.37%(b)

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          39----

--------------------------------------------------------------------------------
Report of Independent Accountants
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1996
To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund and the Ohio Municipal Money Market Fund (four series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each period presented. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund and the Ohio Municipal Money Market Fund as of June 30, 1996, the results of their operations, the changes in their net assets and the financial highlights for each period presented, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 19, 1996

----40

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                     SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                     VALUE
-----------  --------------------------------------------  ---------
ASSET BACKED SECURITIES (1.6%):
$   800,000  Advanta Mortgage Loan Trust, 7.60%
               7/25/10...................................  $     801
    262,273  Honda Auto Receivables Grantor Trust, 4.80%,
               8/15/99...................................        260
    340,339  The Money Store Home Equity Trust, 6.80%,
               2/15/13...................................        336
                                                           ---------
  Total Asset Backed Securities                                1,397
                                                           ---------
COMMON STOCKS (48.7%):
Aerospace & Military Technology (0.5%):
      3,580  Lockheed Martin Corp. ......................        300
      2,900  Thiokol Corp. ..............................        115
                                                           ---------
                                                                 415
                                                           ---------
Airlines (0.5%):
      5,100  Boeing Co. .................................        444
                                                           ---------
Automotive (1.1%):
     12,900  Ford Motor Co. .............................        418
      6,580  General Motors Corp. .......................        344
     14,200  Yellow Corp. ...............................        188
                                                           ---------
                                                                 950
                                                           ---------
Banking (2.0%):
      5,300  Bancorp Hawaii, Inc. .......................        191
      6,720  BankAmerica Corp. ..........................        509
      6,200  Charter One Financial, Inc. ................        216
      5,600  KeyCorp.....................................        217
      3,600  J.P. Morgan & Co., Inc. ....................        304
      3,290  NationsBank Corp. ..........................        272
                                                           ---------
                                                               1,709
                                                           ---------
Banking & Financial Services (0.2%):
      7,300  Southtrust Corp. ...........................        205
                                                           ---------
Beverages (0.8%):
     13,500  The Coca Cola Co. ..........................        660
                                                           ---------
Building Products (0.2%):
      5,300  Masco Corp. ................................        160
                                                           ---------
Business Services (0.1%):
      3,100  Automatic Data Processing...................        120
                                                           ---------
Capital Goods (0.3%):
      4,700  Tenneco, Inc. ..............................        240
                                                           ---------
Chemicals (1.7%):
      1,800  DuPont (EI) de Nemours & Co. ...............        142
      1,900  Eastman Chemical Co. .......................        116
      6,400  Ferro Corp. ................................        170
      6,500  Nalco Chemical Co. .........................        205
      6,700  Praxair, Inc. ..............................        283
      8,500  Schulman, Inc. .............................        208
      4,000  Sigma-Aldrich Corp. ........................        214

  SHARES
    OR
 PRINCIPAL                     SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                     VALUE
-----------  --------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Chemicals, continued:

      3,200  Union Carbide Corp. ........................  $     127
                                                           ---------
                                                               1,465
                                                           ---------
Commercial Services (0.2%):
      3,900  Manpower, Inc. .............................        153
                                                           ---------
Computer Hardware (1.5%):
      2,800  Bay Networks, Inc. (c)......................         72
      4,700  Cisco Systems, Inc. (c).....................        266
      1,900  Digital Equipment Corp. (c).................         86
      3,600  EMC Corp. (c)...............................         67
      7,600  Intel Corp. ................................        558
      1,400  Seagate Technology, Inc. (b)(c).............         63
      5,700  Silicon Graphics, Inc. (c)..................        136
      2,000  3Com Corp. (b)(c)...........................         92
                                                           ---------
                                                               1,340
                                                           ---------
Computer Software (1.6%):
      2,300  Computer Associates International, Inc. ....        163
      5,250  Microsoft (c)...............................        631
      5,300  Novell, Inc. (c)............................         74
      5,800  Oracle Corp. (c)............................        229
      1,900  Parametric Technology Corp. (c).............         82
      3,400  Sun Microsystems, Inc. (b) (c)..............        200
                                                           ---------
                                                               1,379
                                                           ---------
Consumer Goods & Services (1.8%):
      9,000  Ball Corp. .................................        259
      9,300  Callaway Golf Co. (b).......................        309
      4,000  Colgate Palmolive Co. ......................        339
      4,600  Nine West Group, Inc. (b)(c)................        235
      4,400  Proctor & Gamble Co. .......................        399
                                                           ---------
                                                               1,541
                                                           ---------
Defense (0.3%):
      4,100  Rockwell International Corp. ...............        235
                                                           ---------
Diversified (0.8%):
     13,800  BW/IP Holdings, Inc. .......................        262
      5,600  Crane Co. ..................................        230
      3,800  ITT Hartford................................        202
                                                           ---------
                                                                 694
                                                           ---------
Electric Utility (1.8%):
      6,700  Allegheny Power Systems, Inc. ..............        207
      8,760  Central & South West Corp. .................        254
      8,500  Cinergy Corp. ..............................        272
     16,700  Edison International........................        294
      6,500  General Public Utility Corp. ...............        229
      6,700  Texas Utilities.............................        287
                                                           ---------
                                                               1,543
                                                           ---------

CONTINUED

----26

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                     SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                     VALUE
-----------  --------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Electrical & Electronic (1.7%):
      2,500  AMP, Inc. ..................................  $     100
      2,800  Compaq Computer Corp. (c)...................        138
      6,400  E G & G, Inc. ..............................        137
     11,680  General Electric Co. .......................      1,010
      3,000  Micron Technology, Inc. (b).................         78
                                                           ---------
                                                               1,463
                                                           ---------
Electronic Components/Instruments (0.4%):
      6,200  Motorola, Inc. .............................        390
                                                           ---------
Engineering (0.2%):
      7,300  Jacobs Engineering Group, Inc. (c)..........        193
                                                           ---------
Entertainment (0.9%):
      9,000  Carnival Cruise Lines.......................        260
      7,030  Walt Disney Co. ............................        442
      7,300  Station Casinos, Inc. ......................        105
                                                           ---------
                                                                 807
                                                           ---------
Environmental Services (0.2%):
      6,710  Browning-Ferris Industries, Inc. ...........        195
                                                           ---------
Financial Services (2.2%):
      6,300  Chase Manhattan Corp. ......................        445
      2,800  Dean Witter Discover & Co. .................        160
     15,280  Federal National Mortgage Assoc. ...........        512
        800  First Chicago Corp. ........................         31
      2,900  SunAmerica, Inc. ...........................        164
      8,450  Travelers Group, Inc. ......................        386
      6,800  Washington Mutual, Inc. (b).................        203
                                                           ---------
                                                               1,901
                                                           ---------
Food Products & Services (1.5%):
      8,200  IBP, Inc. ..................................        227
      4,100  Kellogg Co. ................................        300
      8,800  McDonald's Corp. ...........................        411
     11,300  PepsiCo, Inc. ..............................        400
                                                           ---------
                                                               1,338
                                                           ---------
Forest Products (0.2%)
      3,300  Mead Corp. .................................        171
                                                           ---------
Gas & Electric Utility (0.3%):
      9,900  New York State Electric & Gas...............        241
                                                           ---------
Health Care (2.6%):
     10,000  Abbott Labs (b).............................        435
      6,860  Baxter International, Inc. .................        324
      7,700  Columbia/HCA Healthcare Corp. ..............        411
      4,900  Foundation Health Corp. (b)(c)..............        176
      7,900  Humana, Inc. (c)............................        141
     12,050  Merck & Co., Inc. ..........................        779
                                                           ---------
                                                               2,266
                                                           ---------
  SHARES
    OR
 PRINCIPAL                     SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                     VALUE
-----------  --------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

Home Furnishings (0.1%):
      4,100  Newell Cos., Inc. ..........................  $     126
                                                           ---------
Household Products (0.3%):
      6,100  Tupperware Corp. (c)........................        258
                                                           ---------
Industrial Goods & Services (0.7%):
      7,500  Tyco Labs...................................        306
      2,300  United Technologies Corp. ..................        264
                                                           ---------
                                                                 570
                                                           ---------
Insurance (1.5%):
      5,700  Allstate Corp. .............................        260
      3,500  Loews Corp. (b).............................        276
      5,380  Providian Corp. ............................        231
      5,100  SAFECO Corp. (b)............................        180
      3,600  Torchmark Corp. ............................        157
      2,000  TransAmerica Corp. .........................        164
                                                           ---------
                                                               1,268
                                                           ---------
Leisure (0.2%):
      5,000  Harley-Davidson, Inc. ......................        206
                                                           ---------
Machinery & Equipment (0.5%):
      2,500  Applied Materials, Inc. (c).................         76
      4,600  Harnischfeger Industries, Inc. .............        153
      9,700  Keystone International, Inc. ...............        201
                                                           ---------
                                                                 430
                                                           ---------
Manufacturing--Capital Goods (0.5%):
     10,035  Mark IV Industries, Inc. ...................        227
      4,400  York International Corp. ...................        228
                                                           ---------
                                                                 455
                                                           ---------
Manufacturing--Consumer Goods (0.4%):
      2,900  Johnson Controls, Inc. .....................        202
      6,100  Premark International.......................        112
                                                           ---------
                                                                 314
                                                           ---------
Materials (0.2%):
      4,200  American Brands, Inc. ......................        191
                                                           ---------
Medical Equipment & Supplies (0.9%):
      5,500  Amgen, Inc. (c).............................        297
      5,820  Medtronic, Inc. ............................        326
      3,900  Nellcor Puritan Bennett, Inc. (c)...........        189
                                                           ---------
                                                                 812
                                                           ---------
Medical--Hospital Management & Service (0.4%):
      2,300  Pacificare Health Systems, Class A (c)......        152
      8,800  Tenet Healthcare Corp. (c)..................        188
                                                           ---------
                                                                 340
                                                           ---------
Metals (0.4%):
      6,300  Alumax, Inc. (b)(c).........................        191

CONTINUED

                                                                          27----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                     SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                     VALUE
-----------  --------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Metals, continued:
      6,700  Cyprus Amax Minerals........................  $     152
                                                           ---------
                                                                 343
                                                           ---------
Office Equipment & Services (0.8%):
      4,000  Hewlett Packard.............................        399
      2,000  Pitney Bowes, Inc. .........................         95
      3,000  Xerox Corp. ................................        161
                                                           ---------
                                                                 655
                                                           ---------
Oil & Gas Exploration Products & Services (4.5%):
      5,200  Amoco Corp. ................................        376
      2,110  Atlantic Richfield Co. .....................        250
      4,200  BJ Services Co. (c).........................        148
      6,400  Baker Hughes................................        210
      4,600  Devon Energy Corp. .........................        113
      2,810  Enron Corp. ................................        115
      8,390  Exxon Corp. ................................        729
      4,190  Halliburton Co. ............................        233
      1,900  Mapco, Inc. ................................        107
      3,900  Mobil Corp. ................................        437
     10,800  Rowan Cos., Inc. (c)........................        159
      4,300  Royal Dutch Petroleum Co. (b)...............        661
      2,310  Texaco, Inc. ...............................        194
      2,200  Tosco Corp. ................................        111
      4,500  Union Pacific Resources Group...............        120
                                                           ---------
                                                               3,963
                                                           ---------
Oil & Gas Transmission (0.2%):
      3,200  Tidewater, Inc. ............................        140
                                                           ---------
Pharmaceuticals (1.0%):
      7,800  Pharmacia & Upjohn, Inc. ...................        346
      5,400  Schering Plough (b).........................        339
      4,400  Watson Pharmaceutical, Inc. (c).............        167
                                                           ---------
                                                                 852
                                                           ---------
Printing & Publishing (0.7%):
      5,960  American Greetings Corp., Class A...........        163
      4,600  Belo (A.H.) Corp., Class A..................        171
      6,800  Time Warner, Inc. ..........................        267
                                                           ---------
                                                                 601
                                                           ---------
Restaurants (0.2%):
      8,300  Wendy's International, Inc. ................        155
                                                           ---------
Retail Stores/Catalog (2.5%):
      7,700  Carson Pirie Scott & Co. (c)................        206
      6,300  Dillard Department Stores, Class A..........        230
      8,200  Gap, Inc. ..................................        263
      6,300  Kohl's Corp. (c)............................        231
      6,800  Lowe's Cos. ................................        246
      4,860  Smith's Food & Drug.........................        116
  SHARES
    OR
 PRINCIPAL                     SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                     VALUE
-----------  --------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Retail Stores/Catalog, continued:

      8,700  Supervalu, Inc. (b).........................  $     274
     24,440  Wal-Mart....................................        620
                                                           ---------
                                                               2,186
                                                           ---------
Services (0.2%):
      5,550  Olsten Corp. (b)............................        163
                                                           ---------
Technology (0.4%):
      2,750  IBM Corp. ..................................        272
      2,200  Texas Instruments...........................        110
                                                           ---------
                                                                 382
                                                           ---------
Telecom Equipment (0.1%):
      1,100  U.S. Robotics Corp. (c).....................         94
                                                           ---------
Telecommunications (3.7%):
     17,390  AT&T Corp. (b)..............................      1,078
     10,900  Bell South..................................        462
     12,210  GTE Corp. ..................................        546
      8,100  MCI Communications..........................        208
      9,290  SBC Communications, Inc. ...................        458
     10,720  Sprint Corp. ...............................        450
                                                           ---------
                                                               3,202
                                                           ---------
Telecommunications--Services & Equipment (0.2%):
      2,600  Northern Telecom, Ltd. .....................        141
                                                           ---------
Textile Products(0.2%):
     10,800  Donnkenny, Inc. (c).........................        211
                                                           ---------
Tobacco (1.6%):
      9,400  Phillip Morris Cos., Inc. ..................        978
      4,550  RJR Nabisco Holdings Corp. .................        141
      6,900  UST, Inc. ..................................        236
                                                           ---------
                                                               1,355
                                                           ---------
Transportation (0.2%):
      7,400  APL Ltd. ...................................        193
                                                           ---------
Trucking & Leasing (0.2%):
      9,800  USFreightways Corp. ........................        191
                                                           ---------
Wholesale Distribution (0.3%):
      3,100  Cardinal Health, Inc. ......................        224
                                                           ---------
  Total Common Stocks                                         42,239
                                                           ---------
CORPORATE BONDS (8.6%):
Automotive Finance (0.6%):
$   500,000  Chrysler Financial Corp., 5.88%, 2/7/01.....        478
                                                           ---------
Banking (0.8%):
    750,000  First Hawaiian Inc., 6.25%, 8/15/00.........        730
                                                           ---------
Banking & Financial Services (0.5%):
    500,000  Midland Bank, PLC, 6.95%, 3/15/11 (b).......        471
                                                           ---------

CONTINUED

----28

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                     SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                     VALUE
-----------  --------------------------------------------  ---------
CORPORATE BONDS, CONTINUED:
Consumer Goods & Services (2.3%):
$   500,000  Campbell Soup Co., 5.63%, 9/15/03...........  $     462
    500,000  Dayton Hudson Co., 7.25%, 9/1/04............        486
    500,000  Occidental Pete, 9.25%, 8/1/19, Putable
               8/1/04, @100..............................        580
    500,000  J C Penney & Co., 5.38%, 11/15/98...........        488
                                                           ---------
                                                               2,016
                                                           ---------
Electric Utility(0.6%):
    500,000  Virginia Electric & Power, 6.63%, 4/1/03....        488
                                                           ---------
Financial Services (2.1%):
    500,000  John Deere Capital, 4.63%, 9/2/96...........        499
    500,000  Ford Motor Credit, 8.38%, 1/15/00...........        525
    500,000  Lehman Brothers, 9.88%, 10/15/00............        550
    250,000  Lehman Brothers Holdings, 6.38%, 6/01/98....        249
                                                           ---------
                                                               1,823
                                                           ---------
Railroads (0.6%):
    500,000  Union Pacific Co., 7.60%, 5/1/05............        512
                                                           ---------
Telecommunications (1.1%):
    500,000  AT&T Corp., 6.00%, 8/1/00...................        479
    500,000  AT&T Corp., 6.75%, 4/1/04...................        492
                                                           ---------
                                                                 971
                                                           ---------
  Total Corporate Bonds                                        7,489
                                                           ---------
U.S. TREASURY BILLS (0.5%):
     80,000  7/25/96 (d).................................         80
     45,000  8/1/96 (d)..................................         45
     25,000  8/22/96 (d).................................         25
     40,000  8/29/96 (d).................................         39
    220,000  9/12/96 (d).................................        218
                                                           ---------
  Total U.S. Treasury Bills                                      407
U.S. TREASURY NOTES (8.8%):
  1,500,000  5.38%, 11/30/97 (b).........................      1,488
  2,000,000  7.25%, 2/15/98..............................      2,036
  2,250,000  7.00%, 4/15/99 (b)..........................      2,291
  SHARES
    OR
 PRINCIPAL                     SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                     VALUE
-----------  --------------------------------------------  ---------

U.S. TREASURY NOTES, CONTINUED:

$   750,000  6.38%, 1/15/00..............................  $     750
    750,000  11.25%, 2/15/15 (b).........................      1,082
                                                           ---------
  Total U.S. Treasury Notes                                    7,647
                                                           ---------
U.S. TREASURY BONDS (1.6%):
  1,200,000  8.13%, 8/15/19 (b)..........................      1,347
                                                           ---------
  Total U.S. Treasury Bonds                                    1,347
                                                           ---------
U.S. GOVERNMENT AGENCIES (18.8%):
Federal Home Loan Mortgage Corp.
  1,000,000  8.50%, 7/1/26...............................      1,027
    270,654  10.00%, 9/1/03..............................        283
    334,117  8.00%, 3/1/08...............................        340
    336,011  10.50%, 10/1/20.............................        367
    938,078  8.00%, 5/1/25, Pool #D60455.................        946
    498,452  7.00%, 3/1/26, Pool #D69430.................        480
    999,055  7.50%, 5/1/26...............................        987
Federal National Conventional Loan
    462,675  8.00%, 6/1/24...............................        466
    745,022  8.00%, 6/1/24...............................        750
Federal National Mortgage Assoc.
  1,000,000  5.55%, 9/8/98...............................        982
  1,000,000  5.53%, 2/10/99..............................        978
  1,000,000  7.50%, 5/1/11...............................        967
    997,256  6.50%, 2/1/26, Pool #337115.................        933
    986,744  7.50%, 5/1/26...............................        974
    999,069  7.00%, 5/1/26...............................        961
Government National Mortgage Assoc.
    747,971  7.00%, 8/15/25, Pool #413007................        718
    999,060  7.00%, 5/15/26..............................        958
    999,223  7.50%, 5/15/26..............................        985
Government National Sinking Fund
  1,290,938  8.00%, 8/15/24..............................      1,302
Federal Home Loan Mortgage Corp.
  1,015,745  6.50%, 2/1/26, Pool #D68124.................        952
                                                           ---------
  Total U.S. Government Agencies                              16,356
                                                           ---------
  Total Investments, at value                                 76,882
                                                           ---------

CONTINUED

                                                                          29----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                     SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                     VALUE
-----------  --------------------------------------------  ---------
REPURCHASE AGREEMENTS (12.1%):
$ 6,016,860  Aubrey G. Lanston & Co., 5.45%, 7/1/96
               (collateralized by $5,923,000 U.S.
               Treasury Notes, 6.38%, 6/30/97, market
               value--$6,141)............................  $   6,017
  4,455,000  Lehman Brothers, 5.51%, 7/1/96
               (collateralized by $4,570,000 Federal Home
               Loan Bank Bond, 8.00%, 8/23/10, market
               value--$4,549)............................      4,455
                                                           ---------
  Total Repurchase Agreements                                 10,472
                                                           ---------
Total (Cost--$83,029)(a)                                   $  87,354
                                                           ---------
                                                           ---------

------------

Percentages indicated are based on net assets of $86,747.

      (a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $146.
           Cost for federal income tax purposes differed from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $   5,367
Unrealized depreciation....................................................     (1,188)
                                                                             ---------
Net unrealized appreciation................................................  $   4,179
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of June 30, 1996.

      (c)  Non-income producing securities.

      (d)  Serves as collateral for futures contracts.

At June 30, 1996, the Portfolio's open futures contracts were as follows:

                                                                           OPENING      CURRENT
   # OF                                                                   POSITIONS     MARKET
CONTRACTS                          CONTRACT TYPE                            (000)     VALUE (000)
----------  -----------------------------------------------------------  -----------  -----------
            LONG CONTRACTS
    18      S & P 500 September, 1996..................................   $   6,034    $   6,091

SEE NOTES TO FINANCIAL STATEMENTS.

----30

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INCOME EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

   SHARES
     OR
 PRINCIPAL                                               MARKET
   AMOUNT               SECURITY DESCRIPTION              VALUE
------------  ----------------------------------------  ---------
COMMON STOCKS (85.5%):
Aerospace & Military Technology (1.5%)
      68,600  Lockheed Martin Corp. ..................  $   5,762
                                                        ---------
Airlines (1.3%):
      60,000  Boeing Co. .............................      5,228
                                                        ---------
Automotive (1.7%):
      45,000  Chrysler Corp. .........................      2,790
     116,248  Ford Motor Co. .........................      3,764
                                                        ---------
                                                            6,554
                                                        ---------
Banking (3.0%):
      76,754  BankAmerica Corp. ......................      5,814
      70,000  J.P. Morgan & Co., Inc. ................      5,924
                                                        ---------
                                                           11,738
                                                        ---------
Banking & Financial Services (2.4%):
      71,232  Citicorp (b)............................      5,886
     120,000  First Tennessee National Corp. .........      3,675
                                                        ---------
                                                            9,561
                                                        ---------
Beverages & Tobacco (1.5%):
     120,000  Coca Cola Co. ..........................      5,865
                                                        ---------
Chemicals (5.9%):
      80,000  ARCO Chemical...........................      4,160
     115,000  Dow Chemical Co. .......................      8,740
      70,000  DuPont (EI) de Nemours & Co. ...........      5,539
     150,000  Nalco Chemical Co. .....................      4,725
                                                        ---------
                                                           23,164
                                                        ---------
Computer Hardware (0.7%):
      40,000  Intel Corp. ............................      2,938
                                                        ---------
Computer Software (2.0%):
     148,522  Electronic Data Systems Corp. ..........      7,983
                                                        ---------
Consumer Goods & Services (3.0%):
     100,000  International Flavors & Fragrance.......      4,763
     150,000  Sears Roebuck...........................      7,293
                                                        ---------
                                                           12,056
                                                        ---------
Diversified (1.8%):
     100,000  Briggs & Stratton Corp. (b).............      4,113
      80,000  Corning, Inc. ..........................      3,070
                                                        ---------
                                                            7,183
                                                        ---------
Electric Utility (3.0%):
     160,000  Central & South West Corp. .............      4,640
      80,000  Duke Power Co. .........................      4,100
     110,000  Entergy Corp. ..........................      3,121
                                                        ---------
                                                           11,861
                                                        ---------
Electrical & Electronic (1.8%):
      66,500  Avnet, Inc. ............................      2,802

   SHARES
     OR
 PRINCIPAL                                               MARKET
   AMOUNT               SECURITY DESCRIPTION              VALUE
------------  ----------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Electrical & Electronic, continued:

     115,000  National Service Industries, Inc. (b)...  $   4,499
                                                        ---------
                                                            7,301
                                                        ---------
Electrical Equipment (1.4%):
     135,000  Cooper Industries, Inc. (b).............      5,603
                                                        ---------
Electronic Components/ Instruments (0.9%):
      67,200  Raytheon Co. ...........................      3,469
                                                        ---------
Environmental Services (1.1%):
     150,000  Browning-Ferris Industries, Inc. .......      4,350
                                                        ---------
Financial Services (2.3%):
     125,000  American Express Co. ...................      5,578
     105,000  Federal National Mortgage Assoc. .......      3,518
                                                        ---------
                                                            9,096
                                                        ---------
Food Products & Services (5.4%):
     110,000  Campbell Soup Co. ......................      7,755
     175,000  ConAgra, Inc. ..........................      7,941
     200,000  IBP Inc. ...............................      5,525
                                                        ---------
                                                           21,221
                                                        ---------
Health Care (7.2%):
     110,000  American Home Products..................      6,614
     195,000  Baxter International, Inc. .............      9,214
      95,000  Bristol Myers Squibb Co. ...............      8,550
      75,000  Columbia/HCA Healthcare Corp. ..........      4,003
                                                        ---------
                                                           28,381
                                                        ---------
Household Products (1.1%):
     100,000  Tupperware Corp. (c)....................      4,225
                                                        ---------
Insurance (4.7%):
     101,973  Allstate Corp. .........................      4,653
     115,000  Lincoln National Corp. .................      5,319
      90,000  Reliastar Financial Corp. ..............      3,881
      60,000  TransAmerica Corp. .....................      4,905
                                                        ---------
                                                           18,758
                                                        ---------
Machinery & Equipment (0.7%):
      70,000  Deere & Co. ............................      2,800
                                                        ---------
Manufacturing--Consumer Goods (1.4%):
      30,000  Johnson Controls, Inc. .................      2,085
      55,000  V.F. Corp. .............................      3,279
                                                        ---------
                                                            5,364
                                                        ---------
Office Equipment & Services (2.3%):
     170,000  Xerox Corp. ............................      9,095
                                                        ---------
Oil & Gas Exploration, Production & Services (10.2%):
      70,000  Amoco Corp. ............................      5,066
      25,000  Atlantic Richfield Co. .................      2,963
      90,000  Exxon Corp. ............................      7,819

CONTINUED

                                                                          31----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INCOME EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

   SHARES
     OR
 PRINCIPAL                                               MARKET
   AMOUNT               SECURITY DESCRIPTION              VALUE
------------  ----------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Oil & Gas Exploration, Production & Services, continued:
      85,000  Halliburton Co. ........................  $   4,718
      89,000  Mobil Corp. ............................      9,978
      60,000  Phillips Petroleum Co. .................      2,513
      50,000  Royal Dutch Petroleum Co. ..............      7,687
                                                        ---------
                                                           40,744
                                                        ---------
Paper Products (0.8%):
      90,000  International Paper Co. ................      3,319
                                                        ---------
Pharmaceuticals (2.7%):
      80,000  Schering Plough (b).....................      5,020
     100,000  Warner Lambert Co. .....................      5,500
                                                        ---------
                                                           10,520
                                                        ---------
Photography (1.6%):
      80,000  Eastman Kodak Co. ......................      6,220
                                                        ---------
Printing & Publishing (3.3%):
      70,000  Dun & Bradstreet Corp. .................      4,374
     135,000  Jostens, Inc. ..........................      2,666
     130,000  McGraw Hill, Inc. ......................      5,948
                                                        ---------
                                                           12,988
                                                        ---------
Telecommunications (6.3%):
     130,000  AT&T Corp. .............................      8,059
     110,000  Bell South..............................      4,661
     110,000  GTE Corp. ..............................      4,923
     110,000  SBC Communications, Inc. (b)............      5,418
      42,000  Sprint Corp. ...........................      1,764
                                                        ---------
                                                           24,825
                                                        ---------
Tobacco (2.5%):
      95,000  Phillip Morris Cos., Inc. ..............      9,880
                                                        ---------
  Total Common Stocks                                     338,049
                                                        ---------
PREFERRED STOCKS (5.5%):
Electric Utility (0.8%):
     100,000  WPS Resources...........................      3,163
                                                        ---------
Financial Services (0.7%):
      25,000  Salomon, Inc. ..........................      2,600
                                                        ---------
   SHARES
     OR
 PRINCIPAL                                               MARKET
   AMOUNT               SECURITY DESCRIPTION              VALUE
------------  ----------------------------------------  ---------

PREFERRED STOCKS, CONTINUED:

Industrial Goods & Services (4.0%):
      80,000  Corning Delaware........................  $   4,570
      50,000  Cyprus Amax Minerals Co. ...............      2,725
     100,000  Sonoco Products.........................      6,025
     150,000  Westinghouse Electric...................      2,606
                                                        ---------
                                                           15,926
                                                        ---------
  Total Preferred Stocks                                   21,689
                                                        ---------
CONVERTIBLE BONDS (5.1%):
$  2,500,000  Alza Corp., 5.00%, 5/1/06...............      2,433
   1,000,000  Healthsouth Rehabilitation Corp., 5.0%,
                4/1/01................................      1,945
   3,500,000  Masco Corp., 5.25%, 2/15/12 (b).........      3,277
   3,000,000  Medical Care International, 6.75%,
                10/1/06 (b)...........................      3,071
   2,250,000  Pennzoil Co., 6.5%, 1/15/03.............      3,178
   3,000,000  Pep Boys-Manny, Moe, & Jack, 4.00%,
                9/1/99................................      3,079
   3,000,000  Price Company, 5.5%, 2/28/12 (b)........      3,188
                                                        ---------
  Total Convertible Bonds                                  20,171
                                                        ---------
INVESTMENT COMPANIES (0.7%):
   2,573,604  Aquila Churchill Cash Reserves Money
                Market Fund...........................      2,574
                                                        ---------
  Total Investment Companies                                2,574
                                                        ---------
  Total Investments at value                              382,483
                                                        ---------
REPURCHASE AGREEMENTS (3.1%):
  12,335,000  Lehman Brothers, 5.51%, 7/1/96,
                (Collateralized by $13,185 Federal
                Home Loan Bank notes, 5.40% - 8.00%,
                9/5/00 - 8/23/10, market
                value--$12,583).......................     12,335
                                                        ---------
  Total Repurchase Agreements                              12,335
                                                        ---------
Total (Cost--$278,208)(a)                               $ 394,818
                                                        ---------
                                                        ---------

------------

Percentage indicated are based on net assets of $395,280.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation...................................................  $ 118,003
Unrealized depreciation...................................................     (1,393)
                                                                            ---------
Net unrealized appreciation...............................................  $ 116,610
                                                                            ---------
                                                                            ---------

      (b)  A portion of this security was loaned as of June 30, 1996.

      (c)  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

----32

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS (96.8%):
Aerospace & Military Technology (0.7%):
      4,586  General Dynamics Corp. ....................  $     284
     14,998  Lockheed Martin Corp. .....................      1,260
     16,658  McDonnell Douglas Corp. ...................        808
      4,178  Northrop Grumman Corp. ....................        285
                                                          ---------
                                                              2,637
                                                          ---------
Agriculture (0.3%):
     11,100  CPC International..........................        799
      6,700  Pioneer Hi Bred............................        354
                                                          ---------
                                                              1,153
                                                          ---------
Airlines (0.8%):
      6,800  AMR Corp. (c)..............................        619
     25,749  Boeing Co. ................................      2,244
     11,000  Southwest Airlines Co. ....................        320
      3,943  US Air Group (c)...........................         71
                                                          ---------
                                                              3,254
                                                          ---------
Automotive (2.4%):
     28,059  Chrysler Corp. ............................      1,739
      7,386  Dana Corp. ................................        229
      7,086  Dial Corp. ................................        203
      4,428  Echlin, Inc. (b)...........................        168
     87,662  Ford Motor Co. ............................      2,838
     56,070  General Motors Corp. ......................      2,937
      9,164  Genuine Parts Co. .........................        419
      5,841  Navistar International Corp. (c)...........         58
      2,945  Paccar, Inc. ..............................        144
      4,714  TRW, Inc. .................................        424
      3,224  Varity Corp. ..............................        155
      2,243  Yellow Corp. (c)...........................         30
                                                          ---------
                                                              9,344
                                                          ---------
Auto Parts (0.1%):
      5,814  Eaton Corp. ...............................        341
                                                          ---------
Banking (4.3%):
     34,073  Banc One Corp. ............................      1,158
     15,000  Bank of New York Co., Inc. (b).............        769
     27,724  BankAmerica Corp. .........................      2,100
      6,186  Bankers Trust New York Corp. ..............        457
      7,314  Barnett Banks, Inc. .......................        446
     11,886  Boatmens Bancshares Inc. ..................        477
      8,500  Comerica, Inc. ............................        379
      3,072  Cummins Engine, Inc. ......................        124
      7,400  Fifth Third Bancorp........................        400
     11,000  First Bank System, Inc. ...................        638
     21,320  First Union Corp. (b)......................      1,298
     14,343  J.P. Morgan & Co., Inc. ...................      1,214
     17,100  KeyCorp....................................        663
     22,277  Nations Bank...............................      1,840

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Banking, continued:

     27,456  Norwest Corp. .............................  $     958
     25,642  PNC Bank Corp. ............................        763
     11,721  U.S. Bancorp...............................        423
     12,700  Wachovia Corp. (b).........................        555
      7,350  Wells Fargo & Co. .........................      1,756
                                                          ---------
                                                             16,418
                                                          ---------
Banking & Financial Services (1.6%):
      7,971  Bank of Boston Corp. ......................        395
     36,242  Citicorp...................................      2,994
     19,285  Fleet Financial Group, Inc. ...............        839
     10,092  Mellon Bank Corp. .........................        575
     16,500  National City Corp. .......................        580
      4,000  Republic N Y Corp. ........................        249
     17,256  SunTrust Banks, Inc. ......................        638
                                                          ---------
                                                              6,270
                                                          ---------
Beverages & Tobacco (2.6%):
      5,192  Brown-Forman Corp., Class B................        208
    187,080  The Coca Cola Co. .........................      9,144
     27,984  Seagram Co., Ltd. (b)......................        941
                                                          ---------
                                                             10,293
                                                          ---------
Brewery (0.4%):
     19,414  Anheuser Busch Co., Inc. ..................      1,456
      2,943  Coors Adolph Co., Class B..................         52
                                                          ---------
                                                              1,508
                                                          ---------
Broadcasting/Cable (0.6%):
     18,050  Comcast Corp., Special.....................        334
     48,914  Tele-Communications, Class A (c)...........        886
     27,107  Viacom, Inc., Class B (b)(c)...............      1,054
                                                          ---------
                                                              2,274
                                                          ---------
Building Products (0.2%):
      2,757  Armstrong World Industries, Inc. ..........        159
     11,900  Masco Corp. ...............................        360
      6,686  Sherwin-Williams Co. ......................        311
                                                          ---------
                                                                830
                                                          ---------
Business Services (0.3%):
     22,228  Automatic Data Processing..................        859
      4,757  Ceridan Corp. (c)..........................        240
                                                          ---------
                                                              1,099
                                                          ---------
Capital Goods (0.4%):
      6,386  Fluor Corp. ...............................        417
     13,428  Tenneco, Inc. .............................        687
     31,271  Westinghouse Electric Corp. ...............        586
                                                          ---------
                                                              1,690
                                                          ---------

CONTINUED

                                                                          33----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Chemicals (2.9%):
      8,456  Air Products & Chemical, Inc. .............  $     488
     18,771  Dow Chemical Co. ..........................      1,427
     41,970  DuPont (EI) de Nemours & Co. ..............      3,321
      6,249  Eastman Chemical Co. ......................        380
     10,957  Engelhard Corp. ...........................        252
      2,657  FMC Corp. (c)..............................        173
      3,742  B. F. Goodrich Co. ........................        140
      4,800  Great Lakes Chemical Corp. ................        299
      8,084  Hercules, Inc. ............................        447
      5,813  Mallinckrodt Group, Inc. ..................        226
     43,840  Monsanto Co. ..............................      1,425
     11,184  Morton International, Inc. ................        417
      5,200  Nalco Chemical Co. ........................        164
     14,614  PPG Industries, Inc. ......................        712
     11,228  Praxair, Inc. .............................        474
      5,196  Rohm & Haas Co. ...........................        326
      3,800  Sigma-Aldrich Corp. .......................        203
     10,428  Union Carbide Corp. .......................        415
                                                          ---------
                                                             11,289
                                                          ---------
Commercial Services (0.1%):
      4,642  Ecolab, Inc. ..............................        153
      3,643  Ogden Corp. ...............................         66
                                                          ---------
                                                                219
                                                          ---------
Computer Hardware (2.4%):
     13,800  Bay Networks, Inc. (c).....................        355
      5,400  Cabletron Systems (c)......................        370
     42,600  Cisco Systems, Inc. (b)(c).................      2,412
     11,177  Digital Equipment Corp. (c)................        503
     16,700  EMC Corp. (c)..............................        311
     61,384  Intel Corp. ...............................      4,508
     12,200  Silicon Graphics, Inc. (c).................        293
     12,100  3Com Corp. (b)(c)..........................        554
                                                          ---------
                                                              9,306
                                                          ---------
Computer Software (2.9%):
     18,285  Computer Associates International, Inc. ...      1,303
     16,400  First Data Corp. (b).......................      1,306
     44,300  Microsoft Corp. (c)........................      5,321
     27,600  Novell, Inc. (c)...........................        383
     49,138  Oracle Corp. (c)...........................      1,938
      1,443  Shared Medical Systems Corp. ..............         93
     13,900  Sun Microsystems, Inc. (b)(c)..............        818
                                                          ---------
                                                             11,162
                                                          ---------
Construction (0.1%):
      2,414  Centex Corp. ..............................         75
          5  Emcor Group, Inc., Series Z (c)............          0
  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Construction, continued:

      3,643  Owens-Corning Fiberglass Corp. ............  $     157
                                                          ---------
                                                                232
                                                          ---------
Consumer Goods & Services (3.4%):
     10,500  Avon Products, Inc. .......................        474
      2,243  Ball Corp. ................................         64
      3,928  Clorox Co. ................................        348
     11,014  Colgate Palmolive Co. .....................        933
     33,000  Gillette Co. ..............................      2,058
      8,329  International Flavors & Fragrance..........        397
      5,900  Interpublic Group Cos., Inc. ..............        277
      5,886  Liz Claiborne..............................        204
     20,548  Mattel, Inc. ..............................        588
      7,757  Maytag Corp. ..............................        162
     10,900  Nike, Inc. ................................      1,120
     51,340  Proctor & Gamble Co. ......................      4,653
     29,028  Sears Roebuck..............................      1,411
      5,700  Whirlpool Corp. (b)........................        283
                                                          ---------
                                                             12,972
                                                          ---------
Containers & Packaging (0.2%):
      4,314  Avery Dennison Corp. ......................        237
      9,171  Crown Cork & Seal Co., Inc. ...............        413
      4,371  Temple Inland, Inc. .......................        204
                                                          ---------
                                                                854
                                                          ---------
Cosmetics/Personal Care (0.0%):
      2,071  Alberto Culver Co., Class B................         96
                                                          ---------
Defense (0.2%):
     16,371  Rockwell International Corp. ..............        937
                                                          ---------
Diversified (1.3%):
      9,586  Alco Standard Corp. .......................        434
     20,828  Allied Signal, Inc. .......................      1,190
      2,172  Briggs & Stratton Corp. (b)................         89
     17,142  Corning, Inc. .............................        658
      2,379  Crane Co. .................................         97
      8,428  Dover Corp. ...............................        389
      8,543  ITT Corp New (c)...........................        566
      8,543  ITT Hartford...............................        455
      8,543  ITT Industry, Inc. ........................        215
      4,371  Safety Kleen...............................         76
      6,686  Textron, Inc. .............................        534
      7,757  Whittman Corp. ............................        187
                                                          ---------
                                                              4,890
                                                          ---------
Electric Utility (2.7%):
     13,943  American Electric Power, Inc. .............        594
     11,129  Baltimore Gas & Electric Co. ..............        316
     12,072  Carolina Power & Light Co. ................        459
     15,742  Central & South West Corp. ................        457

CONTINUED

----34

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Electric Utility, continued:
     11,478  Cinergy Corp. .............................  $     367
     17,585  Consolidated Edison Co. of New York,
               Inc. ....................................        514
     12,785  Dominion Resources Inc. of Virginia........        511
     15,314  Duke Power Co. ............................        785
     33,500  Edison International.......................        591
     17,143  Entergy Corp. .............................        487
     13,985  Florida Power & Light, Inc. ...............        643
      8,400  General Public Utility Corp. ..............        296
      5,114  Northern States Power Co. .................        253
     11,585  Ohio Edison Co. ...........................        253
     16,500  PECO Energy Corp. .........................        429
     11,900  PP&L Resources, Inc. ......................        281
     21,257  Pacificorp.................................        473
     49,814  Southern Co. ..............................      1,227
     16,614  Texas Utilities............................        710
     15,900  Unicom Corp. ..............................        443
      7,500  Union Electric.............................        302
                                                          ---------
                                                             10,391
                                                          ---------
Electrical & Electronic (4.2%):
      8,543  Amdahl Corp. (c)...........................         92
     15,818  AMP, Inc. .................................        635
     19,858  Compaq Computer Corp. (c)..................        978
      4,242  E G & G, Inc. .............................         91
     16,685  Emerson Electric Co. ......................      1,508
    124,568  General Electric Co. ......................     10,775
      3,742  General Signal Corp. (b)...................        142
     19,456  Houston Industries.........................        479
     15,400  Micron Technology, Inc. (b)................        398
      3,828  National Service Industries, Inc. .........        150
      3,257  Perkin-Elmer Corp. ........................        157
      3,257  Raychem Corp. .............................        234
      8,557  Tandem Computers (c).......................        106
      2,528  Tektronix, Inc. ...........................        113
      2,542  Thomas & Betts Corp. (b)...................         95
      4,128  W. W. Grainger, Inc. ......................        320
                                                          ---------
                                                             16,273
                                                          ---------
Electrical Equipment (0.1%):
      8,243  Cooper Industries, Inc. (b)................        342
                                                          ---------
Electronic Components/Instruments (1.1%):
      8,278  Advanced Micro Devices, Inc. (c)...........        113
      8,943  Apple Computer, Inc. ......................        188
     43,956  Motorola, Inc. (b).........................      2,764
      9,371  National Semiconductor Corp. (c)...........        145
      3,595  Polaroid Corp. ............................        164
     18,556  Raytheon Co. ..............................        958
                                                          ---------
                                                              4,332
                                                          ---------
  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

Energy (0.0%):
      7,286  Oryx Energy Co. (c)........................  $     118
                                                          ---------
Engineering (0.0%):
      2,757  Foster Wheeler Corp. ......................        124
                                                          ---------
Entertainment (0.9%):
      3,785  Bally Entertainment Corp. (c)..............        104
     50,246  Walt Disney Co. ...........................      3,159
      7,492  Harrah's Entertainment, Inc. (c)...........        212
      2,857  King World Productions, Inc. ..............        104
                                                          ---------
                                                              3,579
                                                          ---------
Environmental Services (0.5%):
     15,885  Browning-Ferris Industries, Inc. ..........        460
     22,100  Laidlaw Inc., Class B-Non Voting (b).......        224
     36,328  WMX Technologies, Inc. ....................      1,190
                                                          ---------
                                                              1,874
                                                          ---------
Financial Services (4.2%):
     36,406  American Express Co. ......................      1,625
      4,114  Beneficial Corp. ..........................        231
      7,656  H & R Block................................        250
     32,565  Chase Manhattan Corp. .....................      2,300
     16,556  CoreStates Financial Corp. ................        637
     12,796  Dean Witter Discover & Co. ................        733
     13,300  Federal Home Loan Mortgage Corp. ..........      1,137
     81,856  Federal National Mortgage Assoc. ..........      2,742
     23,796  First Chicago Corp. (b)....................        931
      4,714  Golden West Financial Corp. ...............        264
     10,128  Great Western Financial Corp. .............        242
     10,400  Green Tree Financial Corp. ................        325
      8,743  H. F. Ahmanson & Co. ......................        236
      7,186  Household International, Inc. .............        546
     16,675  MBNA Corp. ................................        475
     13,114  Merrill Lynch..............................        854
     11,700  Morgan Stanley Group, Inc. ................        575
      7,943  Salomon, Inc. .............................        349
     36,019  Travelers Group, Inc. .....................      1,643
                                                          ---------
                                                             16,095
                                                          ---------
Food Products & Services (4.4%):
     40,252  Archer-Daniels Midland Co. ................        770
     19,056  Campbell Soup Co. .........................      1,343
     18,035  ConAgra, Inc. .............................        818
      2,857  Fleming Co., Inc. .........................         41
     12,171  General Mills, Inc. .......................        663
     27,413  H.J. Heinz Co. ............................        833
      5,771  Hershey Foods Corp. .......................        424
     16,356  Kellogg Co. ...............................      1,198
     52,212  McDonald's Corp. ..........................      2,441
    117,894  PepsiCo, Inc. .............................      4,171
     10,000  Quaker Oats Co. ...........................        341

CONTINUED

                                                                          35----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Food Products & Services, continued:
      7,943  Ralston Purina Group.......................  $     509
     35,970  Sara Lee, Corp. ...........................      1,165
     13,642  Sysco Corp. ...............................        467
     11,971  Unilever N. V. ............................      1,737
      8,629  Wrigley (Wm) Jr. Co. ......................        436
                                                          ---------
                                                             17,357
                                                          ---------
Food & Household Products (0.0%):
      5,400  Supervalu, Inc. ...........................        170
                                                          ---------
Funeral Services (0.1%):
      8,464  Service Corp. International (b)............        487
                                                          ---------
Forest Products (0.3%):
      3,785  Boise Cascade Corp. (c)....................        139
      7,071  Champion International Co. ................        295
      6,386  James River Corp. of Virginia..............        168
      7,986  Louisiana Pacific Corp. ...................        177
      4,414  Mead Corp. ................................        229
      2,257  Potlatch Corp. ............................         88
      7,535  Westvaco Corp. ............................        225
                                                          ---------
                                                              1,321
                                                          ---------
Gas & Electric Utility (0.4%):
     11,100  Detroit Edison Co. ........................        343
      4,314  NICOR, Inc. ...............................        123
     32,313  Pacific Gas & Electric Co. ................        751
     18,500  Public Service Entertainment...............        506
                                                          ---------
                                                              1,723
                                                          ---------
Gas Utility (0.1%):
      4,128  Columbia Gas System, Inc. .................        215
      6,483  Pacific Enterprises........................        192
      2,657  Peoples Energy Corp. ......................         89
      2,457  Peoples Energy Rights (c)..................          0
                                                          ---------
                                                                496
                                                          ---------
Health Care (6.3%):
     59,480  Abbott Laboratories........................      2,587
     47,342  American Home Products.....................      2,846
     20,599  Baxter International, Inc. ................        973
     38,005  Bristol Myers Squibb Co. ..................      3,421
     33,037  Columbia/HCA Healthcare Corp. .............      1,763
      3,228  Community Psychiatric (c)..................         31
     12,100  Humana, Inc. (c)...........................        216
     99,868  Johnson & Johnson..........................      4,944
      4,592  Manor Care.................................        181
     92,068  Merck & Co., Inc. .........................      5,950
     11,500  U.S. Healthcare, Inc. .....................        633
     13,386  United Healthcare Corp. ...................        676
  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Health Care, continued:

      4,300  U.S. Surgical..............................  $     133
                                                          ---------
                                                             24,354
                                                          ---------
Homebuilders (0.0%):
      2,966  Kaufman & Broad Home Corp. ................         43
      2,086  Pulte Corp. ...............................         56
                                                          ---------
                                                                 99
                                                          ---------
Home Furnishings (0.2%):
     12,128  Newell Cos, Inc. ..........................        371
     12,072  Rubbermaid, Inc. ..........................        329
                                                          ---------
                                                                700
                                                          ---------
Household Products (0.1%):
      4,614  Tupperware Corp. (c).......................        195
                                                          ---------
Hotels & Lodging (0.2%):
      3,728  Hilton Hotels..............................        419
      9,350  Marriott Corp. International (b)...........        503
                                                          ---------
                                                                922
                                                          ---------
Industrial Goods & Services (0.4%):
     11,556  Tyco Laboratories..........................        471
      9,128  United Technologies Corp. .................      1,050
                                                          ---------
                                                              1,521
                                                          ---------
Insurance (3.4%):
      8,443  Aetna Life & Casualty Co. (b)..............        604
      3,228  Alexander & Alexander Services, Inc. ......         64
     33,520  Allstate Corp. ............................      1,529
     15,556  American General Corp. (b).................        566
     35,448  American International Group...............      3,496
      7,900  Aon Corp. .................................        401
      5,700  CIGNA Corp. ...............................        672
     13,172  Chubb Corp. ...............................        657
      6,286  General Re Corp. ..........................        957
      5,575  Jefferson Pilot Corp. .....................        288
      7,786  Lincoln National Corp. ....................        360
      8,700  Loews Corp. ...............................        686
      5,700  Marsh & McLennan Co., Inc. ................        550
      7,486  Providian Corp. ...........................        321
      9,128  SAFECO Corp. ..............................        323
      6,520  St Paul Cos. ..............................        349
      5,542  Torchmark Corp. ...........................        242
      5,400  TransAmerica Corp. ........................        441
      5,800  UNUM Corp. ................................        361
      8,228  USF & G Corp. .............................        135
      2,602  US Life Corp. .............................         86
                                                          ---------
                                                             13,088
                                                          ---------

CONTINUED

----36

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Investment Company (0.0%):
        971  Eastern Enterprises........................  $      32
                                                          ---------
Leasing (0.0%):
      2,814  Consolidated Freightways, Inc. ............         59
                                                          ---------
Leisure (0.1%):
      7,286  Brunswick Corp. ...........................        146
      3,542  Fleetwood Enterprises, Inc. ...............        110
      1,057  Outboard Marine Corp. .....................         19
                                                          ---------
                                                                275
                                                          ---------
Machinery & Equipment (1.1%):
     13,100  Applied Materials, Inc. (c)................        400
      6,414  Black & Decker Corp. ......................        248
      5,200  Case Corp. (b).............................        250
     14,514  Caterpillar, Inc. (b)......................        983
      2,857  Cincinnati Milacron, Inc. .................         69
     19,300  Deere & Co. ...............................        772
      2,584  Gidding & Lewis, Inc. .....................         42
      3,528  Harnischfeger Industries, Inc. ............        117
      8,856  Illinois Tool Works........................        599
      7,642  Ingersoll Rand Co. ........................        334
      4,243  McDermott International, Inc. .............         89
      8,608  Pall Corp. ................................        207
      3,143  Snap-On, Inc. .............................        149
      6,572  Stanley Works..............................        195
                                                          ---------
                                                              4,454
                                                          ---------
Manufacturing--Consumer Goods (0.4%):
      2,371  Data General (c)...........................         31
      5,800  Fruit of the Loom (c)......................        148
      3,043  Johnson Controls, Inc. ....................        212
      3,600  Millipore Corp. ...........................        151
        386  Nacco Industries, Inc. ....................         21
      5,529  Parker-Hannifin Corp. .....................        234
      6,071  Reebok International Ltd. .................        204
      4,307  Teledyne, Inc. ............................        156
      2,257  Trinova Corp. .............................         75
      4,714  V.F. Corp. (c).............................        281
                                                          ---------
                                                              1,513
                                                          ---------
Materials (0.2%):
     13,445  American Brands, Inc. .....................        610
                                                          ---------
Medical Equipment & Supplies (1.1%):
     20,100  Amgen, Inc. (c)............................      1,085
      4,128  C.R. Bard, Inc. ...........................        140
      4,414  Bausch & Lomb, Inc. .......................        188
      4,986  Becton Dickinson & Co. ....................        400
      8,656  Biomet, Inc. (c)...........................        124
     12,900  Boston Scientific Corp. ...................        581
     17,356  Medtronic, Inc. ...........................        972
  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Medical Equipment & Supplies, continued:

      6,192  Saint Jude Medical Center..................  $     208
      7,086  W.R. Grace & Co. ..........................        502
                                                          ---------
                                                              4,200
                                                          ---------
Medical--Hospital Management & Services (0.1%):
      6,443  Beverly Enterprises, Inc. (c)..............         77
     15,100  Tenet Healthcare Corp. (c).................        323
                                                          ---------
                                                                400
                                                          ---------
Metals & Mining (0.5%):
     26,500  Barrick Gold Corp. ........................        719
      8,786  Echo Bay Mines Ltd. .......................         95
     10,457  Homestake Mining Co. ......................        179
      7,466  Newmont Mining Corp. ......................        369
     17,816  Placer Dome, Inc. .........................        425
      9,499  Santa Fe Pacific Gold Corp. (c)............        134
                                                          ---------
                                                              1,921
                                                          ---------
Metals (0.8%):
     16,642  Alcan Aluminum Ltd. .......................        508
     13,172  Aluminum Co. of America....................        756
      3,143  ASARCO, Inc. ..............................         87
      7,707  Cyprus Amax Minerals (b)...................        174
     15,500  Freeport-McMoran Copper & Gold, Class B....        494
      8,657  Inco Ltd. (b)..............................        279
      5,314  Phelps Dodge Corp. ........................        331
      4,514  Reynolds Metals Co. .......................        235
      2,471  Timken Co. ................................         96
      6,838  Worthington Industries, Inc. ..............        143
                                                          ---------
                                                              3,103
                                                          ---------
Natural Resources (0.1%):
      7,086  Amerada Hess Corp. ........................        380
                                                          ---------
Office Equipment & Services (1.7%):
      7,471  Canadian Moore Corp. Ltd. .................        141
      2,957  Harris Corp. ..............................        181
     38,114  Hewlett Packard............................      3,797
      9,400  Honeywell, Inc. ...........................        512
     11,372  Pitney Bowes, Inc. ........................        543
     23,613  Xerox Corp. ...............................      1,263
                                                          ---------
                                                              6,437
                                                          ---------
Oil & Gas Exploration, Production & Services (8.9%):
     37,099  Amoco Corp. ...............................      2,685
      4,514  Ashland, Inc. (b)..........................        179
     12,071  Atlantic Richfield Co. ....................      1,430
     10,748  Bakers Hughes, Inc. .......................        353
      9,500  Burlington Northern........................        409
     48,728  Chevron Corp. (b)..........................      2,875
      6,986  Consolidated Natural Gas Co. ..............        365

CONTINUED

                                                                          37----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Oil & Gas Exploration, Production & Services, continued:
     13,214  Dresser Industries, Inc. ..................  $     390
     19,012  Enron Corp. ...............................        777
      5,114  Enserch Corp. .............................        111
     92,869  Exxon Corp. ...............................      8,068
      8,557  Halliburton Co. ...........................        475
      1,671  Helmerich & Payne, Inc. ...................         61
      4,128  Kerr McGee Corp. ..........................        251
      2,571  Louisiana Land & Exploration Co. ..........        148
     29,442  Mobil Corp. ...............................      3,301
     23,885  Occidental Petroleums Corp. ...............        591
      2,114  Oneok, Inc. ...............................         53
      3,543  Pennzoil Co. ..............................        164
     19,642  Phillips Petroleum Co. ....................        823
      6,414  Rowan Cos., Inc. (c).......................         95
     40,056  Royal Dutch Petroleum Co. .................      6,159
      6,744  Santa Fe Energy Resources, Inc. ...........         80
     18,271  Schlumberger Ltd. .........................      1,539
      6,586  Sonat, Inc. ...............................        296
      5,449  Sun Inc. ..................................        166
     19,642  Texaco, Inc. ..............................      1,647
     21,714  USX-Marathon Group.........................        437
      4,400  Western Atlas (c)..........................        256
      7,886  Williams Co., Inc. (b).....................        391
                                                          ---------
                                                             34,575
                                                          ---------
Oil & Gas Transmission (0.1%):
      9,243  Noram Energy Corp. (b).....................        101
     10,986  Panenergy Corp. (b)........................        361
                                                          ---------
                                                                462
                                                          ---------
Oil & Gas Utility (0.1%):
      7,557  Coastal Corp. .............................        316
     10,814  Niagara Mohawk Power Corp. ................         83
                                                          ---------
                                                                399
                                                          ---------
Paper Products (1.0%):
      6,886  Georgia Pacific Corp. .....................        489
     22,286  International Paper........................        822
     20,824  Kimberly Clark Corp. ......................      1,609
      5,257  Union Camp Corp. ..........................        256
     15,328  Weyerhaeuser Co. ..........................        651
      4,300  Williamette Industries, Inc. ..............        256
                                                          ---------
                                                              4,083
                                                          ---------
Packaging (0.1%):
      4,114  Bemis Co. .................................        144
      6,800  Stone Container Corp. .....................         93
                                                          ---------
                                                                237
                                                          ---------
Pharmaceuticals (2.8%):
      4,700  Allergan, Inc. ............................        185
  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Pharmaceuticals, continued:

      6,314  Alza Corp. (c).............................  $     173
     41,370  Eli Lilly & Co. ...........................      2,689
     47,584  Pfizer, Inc. ..............................      3,396
     37,777  Pharmacia & Upjohn, Inc. ..................      1,676
     27,270  Schering-Plough (b)........................      1,711
     20,228  Warner Lambert Co. ........................      1,113
                                                          ---------
                                                             10,943
                                                          ---------
Photography (0.5%):
     25,699  Eastman Kodak Co. .........................      1,998
                                                          ---------
Printing & Publishing (1.4%):
      5,714  American Greetings Corp., Class A..........        156
      6,386  Deluxe Corp. ..............................        227
      7,414  Dow Jones & Co., Inc. .....................        310
     12,791  Dun & Bradstreet Corp. ....................        799
     10,671  Gannett, Inc. .............................        755
      2,428  John H. Harland Co. .......................         60
      3,243  Jostens, Inc. .............................         64
      3,828  Knight-Ridder, Inc. .......................        278
      7,756  McGraw Hill, Inc. (b)......................        355
      2,214  Meredith Corp. ............................         92
      7,600  New York Times Co., Class A (b)............        248
     11,972  R.R. Donnelley Co. (b).....................        418
     29,356  Time Warner, Inc. .........................      1,152
      8,128  Times Mirror Co., Class A (b)..............        353
      4,914  Tribune Co. ...............................        357
                                                          ---------
                                                              5,624
                                                          ---------
Railroads (1.0%):
     11,400  Burlington Northern Santa Fe Corp. ........        922
     15,414  CSX Corp. .................................        744
      6,086  Conrail, Inc. .............................        404
      9,685  Norfolk Southern Corp. ....................        821
     15,414  Union Pacific Corp. .......................      1,077
                                                          ---------
                                                              3,968
                                                          ---------
Restaurants (0.1%):
     12,171  Darden Restaurants, Inc. ..................        131
      1,593  Luby's Cafeteria, Inc. ....................         38
      4,243  Ryan Family Steak Houses, Inc. (c).........         39
      3,136  Shoney's, Inc. (c).........................         34
      9,343  Wendy's International, Inc. ...............        174
                                                          ---------
                                                                416
                                                          ---------
Retail Stores/Catalog (4.3%):
     19,228  Albertsons, Inc............................        796
     10,928  American Stores Co. .......................        451
        871  Brown Group, Inc. .........................         15
     14,250  CUC International, Inc. (c)................        506
      7,500  Charming Shoppes (c).......................         53

CONTINUED

----38

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Retail Stores/Catalog, continued:
      5,400  Dayton Hudson Corp. .......................  $     557
      8,329  Dillard Department Stores..................        304
     15,200  Federated Department Stores, Inc. (b)(c)...        519
     22,000  Gap, Inc. .................................        707
      4,414  Giant Food, Inc., Class A..................        158
      5,835  Harcourt General, Inc. ....................        292
     35,753  Home Depot, Inc. (b).......................      1,931
     33,942  K Mart, Inc. (b)(c)........................        420
     20,282  Limited, Inc. .............................        436
     11,872  Lowe's Cos. (b)............................        429
     18,960  May Department Stores......................        830
      7,657  Melville Corp. ............................        310
      2,743  Mercantile Stores Co., Inc. ...............        161
     16,886  J.C. Penney, Inc. .........................        887
      4,514  Pep Boys-Manny, Moe & Jack.................        153
      4,042  Stride Rite Corp. .........................         33
     21,057  Toys R Us (c)..............................        600
     18,571  Unocal Corp. (b)...........................        626
    171,852  Wal-Mart Stores, Inc. .....................      4,360
     18,856  Walgreen Co. (b)...........................        631
                                                          ---------
                                                             16,165
                                                          ---------
Retail--General Merchandise (0.7%):
      7,286  Circuit City Stores, Inc. .................        263
      2,943  Great Atlantic & Pacific Tea, Inc. ........         97
      6,692  Hasbro, Inc. ..............................        239
      9,086  Kroger Co. (c).............................        359
      1,171  Longs Drug Stores, Inc. ...................         52
      6,386  Nordstrom, Inc. ...........................        284
     14,513  Price/Costco Co. (b)(c)....................        314
      6,586  Rite Aid Corp. ............................        196
      5,600  TJX Cos., Inc. (b).........................        189
      4,786  Tandy Corp. ...............................        227
     11,372  Winn Dixie Stores, Inc. ...................        402
      9,814  Woolworth Corp. (b)(c).....................        221
                                                          ---------
                                                              2,843
                                                          ---------
Steel (0.2%):
      7,571  Armco, Inc. (c)............................         38
      8,000  Bethlehem Steel Corp. (c)..................         95
      3,457  Inland Steel Industries, Inc. .............         68
      6,656  Nucor Corp. ...............................        337
      6,111  USX- U. S. Steel Group, Inc. ..............        173
                                                          ---------
                                                                711
                                                          ---------
Technology (1.9%):
      8,800  General Instrument Corp. (c)...............        254
      3,528  Intergraph (c).............................         43
     40,656  I.B.M. ....................................      4,024
      9,400  LSI Logic Corp. (c)........................        244
  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Technology, continued:
     31,500  Minnesota Mining & Manufacturing Co.
               (3M).....................................  $   2,174
     14,088  Texas Instruments..........................        703
     12,614  Unisys, Corp. (c)..........................         90
                                                          ---------
                                                              7,532
                                                          ---------
Technology--Software (0.1%):
      3,742  Autodesk, Inc. ............................        112
      4,100  Computer Science Corp. (c).................        306
                                                          ---------
                                                                418
                                                          ---------
Telecommunications (7.1%):
    120,227  AT&T Corp. ................................      7,454
     36,942  Airtouch Communications Inc. (c)...........      1,044
     14,400  Alltel Corp. ..............................        443
     41,756  Ameritech Corp. ...........................      2,479
     32,856  Bell Atlantic Corp. (b)....................      2,095
     74,156  BellSouth Corp. ...........................      3,142
     72,398  GTE Corp. .................................      3,240
     51,784  MCI Communications.........................      1,327
     32,056  Nynex Corp. ...............................      1,523
     45,770  SBC Communications Inc. ...................      2,254
      5,770  Scientific-Atlanta, Inc. ..................         89
     32,400  Sprint Corp. ..............................      1,361
     34,956  U.S. West Media Group (b)(c)...............        638
     14,000  WorldCom, Inc. (c).........................        775
                                                          ---------
                                                             27,864
                                                          ---------
Telecommunications--Services & Equipment (1.1%):
      4,121  Andrew Corp. (c)...........................        222
      8,328  DSC Communications Corp. (c)...............        251
     19,157  Northern Telecom, Ltd. ....................      1,042
     31,942  Pacific Telesis Group......................      1,077
      6,700  Tellabs, Inc. (c)..........................        448
     34,956  U.S. West, Inc. ...........................      1,114
                                                          ---------
                                                              4,154
                                                          ---------
Textile Products (0.0%):
      3,057  Russell Corp. .............................         85
        957  Springs Industries, Inc., Class A..........         48
                                                          ---------
                                                                133
                                                          ---------
Tire & Rubber (0.2%)
      6,486  Cooper Tire & Rubber Co. ..................        145
     11,428  Goodyear Tire & Rubber Co. ................        551
                                                          ---------
                                                                696
                                                          ---------
Tobacco (1.8%):
     62,513  Phillip Morris Cos., Inc. .................      6,501

CONTINUED

                                                                          39----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Tobacco, continued:
     15,114  UST, Inc. .................................  $     518
                                                          ---------
                                                              7,019
                                                          ---------
Transportation & Shipping (0.0%):
      3,043  Caliber Systems, Inc. .....................        103
                                                          ---------
Transportation (0.2%):
      4,528  Delta Air Lines, Inc. (b)..................        375
      4,328  Federal Express Corp. (c)..................        355
      6,000  Ryder Systems, Inc. .......................        169
                                                          ---------
                                                                899
                                                          ---------
  Total Common Stocks                                       379,255
                                                          ---------
U.S. TREASURY BILLS (0.2%):
$    85,000  7/11/96 (d)................................         85
    205,000  7/18/96 (d)................................        204
    345,000  7/25/96 (d)................................        344
    135,000  8/8/96 (d).................................        134
  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
U.S. TREASURY BILLS, CONTINUED:
$   120,000  9/12/96 (d)................................  $     119
                                                          ---------
  Total U.S. Treasury Bills                                     886
                                                          ---------
  Total Investments, at value                               380,141
                                                          ---------
REPURCHASE AGREEMENTS (2.9%):
  9,359,560  Aubrey G. Lanston & Co., 5.45%, 7/1/96,
               (Collateralized by $9,406,000 U.S.
               Treasury Notes, 6.88%, 10/31/96, market
               value--$9,553)...........................      9,360
  1,923,000  Lehman Brothers, 5.51%, 7/1/96,
               (Collateralized by $1,965,000 FNMA Note,
               5.47%, 6/20/97, market value-- $1,965)...      1,923
                                                          ---------
  Total Repurchase Agreements                                11,283
                                                          ---------
Total (Cost--$305,312)(a)                                 $ 391,424
                                                          ---------
                                                          ---------

------------

Percentage indicated are based on net assets of $391,782.

      (a)  Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $413.
           Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows
           (amounts in thousands):

Unrealized appreciation....................................................  $  92,038
Unrealized depreciation....................................................     (6,339)
                                                                             ---------
Net unrealized appreciation................................................  $  85,699
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of June 30, 1996

      (c)  Represents non-income producing security.

      (d)  Serves as collateral for futures contracts.

At June 30, 1996, the Portfolio's open futures contracts were as follows:

                                                                            OPEN        CURRENT
   # OF                                                                   POSITIONS     MARKET
CONTRACTS                          CONTRACT TYPE                            (000)     VALUE (000)
----------  -----------------------------------------------------------  -----------  -----------
            LONG CONTRACTS
    28      S & P 500 September, 1996..................................   $   9,382    $   9,475

SEE NOTES TO FINANCIAL STATEMENTS.

----40

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

VALUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS (94.5%):
Aerospace & Military Technology (0.4%):
     10,200  Lockheed Martin Corp. .....................  $     857
                                                          ---------
Airlines (0.5%):
     37,700  Atlantic Southeast Airlines, Inc. .........      1,065
                                                          ---------
Automotive (0.2%):
     27,800  Yellow Corp. (c)...........................        368
                                                          ---------
Auto Parts (0.9%):
     35,000  Eaton Corp. ...............................      2,052
                                                          ---------
Banking (3.5%):
     29,300  Bancorp Hawaii, Inc. ......................      1,055
     36,700  BankAmerica Corp. .........................      2,780
     28,400  Charter One Financial, Inc. ...............        990
     34,500  Keycorp....................................      1,337
     24,100  J.P. Morgan & Co., Inc. ...................      2,040
                                                          ---------
                                                              8,202
                                                          ---------
Banking & Financial Services (0.9%):
     32,300  First Tennessee National Corp. ............        989
     39,400  Southtrust Corp. ..........................      1,108
                                                          ---------
                                                              2,097
                                                          ---------
Chemicals (3.2%):
     63,000  Dow Chemical Co. ..........................      4,788
      9,800  DuPont (EI) de Nemours & Co. ..............        776
     20,400  Eastman Chemical Co. ......................      1,242
     21,900  Ferro Corp. ...............................        580
                                                          ---------
                                                              7,386
                                                          ---------
Commercial Services (1.0%):
     43,900  Equifax, Inc. (b)..........................      1,152
     28,400  Manpower, Inc. ............................      1,115
                                                          ---------
                                                              2,267
                                                          ---------
Computer Hardware (4.4%):
     47,500  Cisco Systems, Inc. (c)....................      2,690
     15,900  Gateway 2000, Inc. (c).....................        540
     93,900  Intel Corp. ...............................      6,896
                                                          ---------
                                                             10,126
                                                          ---------
Computer Software (3.6%):
     80,700  Electronic Data Systems Corp. .............      4,337
     16,500  First Data Corp. ..........................      1,314
     45,500  Sun Microsystems, Inc. (b)(c)..............      2,679
                                                          ---------
                                                              8,330
                                                          ---------
Consumer Goods & Services (2.6%):
     37,000  Ball Corp. ................................      1,064
     37,700  Callaway Golf Co. (b)......................      1,254
     22,600  Nine West Group, Inc. (b)(c)...............      1,155

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Consumer Goods & Services, continued:

     29,000  Proctor & Gamble Co. ......................  $   2,628
                                                          ---------
                                                              6,101
                                                          ---------
Defense (0.2%):
      8,700  Rockwell International Corp. ..............        498
                                                          ---------
Diversified (0.4%):
     17,000  ITT Hartford...............................        905
                                                          ---------
Electric Utility (4.7%):
     95,000  Central & South West Corp. ................      2,755
     81,000  Consolidated Edison Co. of New York,
               Inc. ....................................      2,369
     76,200  Edison International.......................      1,343
     25,800  General Public Utility Corp. ..............        910
     67,000  Texas Utilities Co. .......................      2,864
     23,600  Unicom Corp. ..............................        658
                                                          ---------
                                                             10,899
                                                          ---------
Electrical & Electronic (3.8%):
     26,700  Compaq Computer Corp. (c)..................      1,315
     74,700  EG&G, Inc. ................................      1,597
     69,000  General Electric Co. ......................      5,968
                                                          ---------
                                                              8,880
                                                          ---------
Electronic Components/Instruments (0.9%):
     39,300  Analog Devices, Inc. ......................      1,002
     72,500  National Semiconductor Corp. (c)...........      1,124
                                                          ---------
                                                              2,126
                                                          ---------
Engineering (0.4%):
     37,700  Jacobs Engineering Group, Inc. (c).........        994
                                                          ---------
Entertainment (2.1%):
     84,000  Carnival Cruise Lines......................      2,426
     28,000  Walt Disney Co. ...........................      1,761
     18,200  King World Productions, Inc. (c)...........        662
                                                          ---------
                                                              4,849
                                                          ---------
Financial Services (5.4%):
     25,400  Dean Witter, Discover & Co. ...............      1,454
    182,300  Federal National Mortgage Assoc. ..........      6,107
     45,500  First Chicago Corp. (b)....................      1,780
     20,200  SunAmerica, Inc. (b).......................      1,141
     33,300  Travelers Group, Inc. .....................      1,520
     15,600  Washington Mutual, Inc. (b)................        466
                                                          ---------
                                                             12,468
                                                          ---------
Food Products & Services (3.0%):
     40,700  IBP, Inc. .................................      1,124
     55,100  McDonald's Corp. ..........................      2,576

CONTINUED

                                                                          41----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

VALUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Food Products & Services, continued:
     93,600  PepsiCo, Inc. .............................  $   3,311
                                                          ---------
                                                              7,011
                                                          ---------
Food & Household Products (1.1%):
     79,000  Supervalu, Inc. ...........................      2,489
                                                          ---------
Gas & Electric Utility (0.4%):
     41,900  New York State Electric & Gas..............      1,021
                                                          ---------
Health Care (2.5%):
     58,200  Columbia/HCA Healthcare Corp. .............      3,106
     29,500  Foundation Health Corp. (b)(c).............      1,058
     38,700  Humana, Inc. (c)...........................        692
     19,800  United Healthcare Corp. ...................      1,000
                                                          ---------
                                                              5,856
                                                          ---------
Home Furnishings (0.9%):
     68,200  Newell Companies, Inc. ....................      2,089
                                                          ---------
Household Products (0.6%):
     35,000  Tupperware Corp. (c).......................      1,479
                                                          ---------
Insurance (3.9%):
     38,500  AFLAC, Inc. ...............................      1,150
     45,000  Allstate Corp. ............................      2,053
     14,900  Loews Corp. ...............................      1,175
     30,000  Mid Ocean Ltd. ............................      1,230
     31,000  Providian Corp. ...........................      1,329
     19,500  Safeco Corp. ..............................        690
     17,300  TransAmerica Corp. ........................      1,415
                                                          ---------
                                                              9,042
                                                          ---------
Leisure (0.4%):
     23,900  Harley-Davidson, Inc. .....................        983
                                                          ---------
Machinery & Equipment (1.3%):
     59,000  Harnischfeger Industries, Inc. ............      1,962
     47,400  Keystone International, Inc. ..............        983
                                                          ---------
                                                              2,945
                                                          ---------
Manufacturing--Capital Goods (1.0%):
     49,000  Mark IV Industries, Inc. ..................      1,108
     21,000  York International Corp. ..................      1,087
                                                          ---------
                                                              2,195
                                                          ---------
Manufacturing--Consumer Goods (2.8%):
     65,300  Johnson Controls, Inc. ....................      4,538
     48,700  Premark International, Inc. ...............        901
     15,900  V.F. Corp. ................................        948
                                                          ---------
                                                              6,387
                                                          ---------
Materials (1.0%):
     52,300  American Brands Inc. ......................      2,373
                                                          ---------
  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

Medical Equipment & Supplies (1.6%):
     70,000  Amgen, Inc. (c)............................  $   3,780
                                                          ---------
Medical--Hospital Management & Service (1.5%):
     22,500  Pacificare Health Systems, Class A (c).....      1,485
     91,400  Tenet Healthcare Corp. (c).................      1,954
                                                          ---------
                                                              3,439
                                                          ---------
Metals (1.2%):
     31,200  Alumax, Inc. (b)(c)........................        948
     78,300  Cyprus Amax Minerals (b)...................      1,771
                                                          ---------
                                                              2,719
                                                          ---------
Oil & Gas Exploration Product & Services (7.5%):
     25,000  Amoco Corp. (c)............................      1,809
      6,200  Atlantic Richfield Co. (b).................        735
     43,200  Devon Energy Corp. ........................      1,058
     34,400  Enron Corp. ...............................      1,406
     18,400  Mapco, Inc. ...............................      1,037
     15,800  Mobil Corp. ...............................      1,772
     82,400  Rowan Companies, Inc. (c)..................      1,215
     63,500  Schlumberger Ltd. .........................      5,350
     10,500  Texaco, Inc. ..............................        881
     21,800  Tosco Corp. ...............................      1,096
     18,300  Western Atlas (c)..........................      1,066
                                                          ---------
                                                             17,425
                                                          ---------
Oil & Gas Transmission (0.5%):
     27,300  Tidewater, Inc. ...........................      1,198
                                                          ---------
Oil & Gas Utility (0.6%):
     51,700  MCN Corp. .................................      1,260
                                                          ---------
Pharmaceuticals (3.0%):
     19,300  Pfizer, Inc. ..............................      1,378
     90,000  Schering Plough (b)........................      5,647
                                                          ---------
                                                              7,025
                                                          ---------
Printing & Publishing (1.7%):
     65,300  American Greetings Corp., Class A..........      1,788
     56,600  Time Warner, Inc. .........................      2,221
                                                          ---------
                                                              4,009
                                                          ---------
Restaurants (0.7%):
     91,000  Wendy's International, Inc. ...............      1,695
                                                          ---------
Retail Stores/Catalog (5.2%):
     89,000  American Stores Co. .......................      3,671
     35,300  Carson Pirie Scott & Co. (c)...............        944
     51,000  Dillard Department Stores, Inc., Class A...      1,862
     23,200  Home Depot, Inc. (b).......................      1,253
     23,000  Lowe's Cos., Inc. (b)......................        831
    140,000  Wal-Mart Stores, Inc. .....................      3,553
                                                          ---------
                                                             12,114
                                                          ---------

CONTINUED

----42

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

VALUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Retail--General Merchandise (0.6%):
     41,000  General Nutrition Companies (c)............  $     717
     20,500  Hasbro, Inc. (b)...........................        733
                                                          ---------
                                                              1,450
                                                          ---------
Technology (0.9%):
     40,700  Texas Instruments, Inc. ...................      2,030
                                                          ---------
Telecommunications (7.2%):
    120,000  AT&T Corp. ................................      7,440
     67,000  GTE Corp. .................................      2,998
     11,900  NYNEX Corp. ...............................        565
     60,300  SBC Communications, Inc. ..................      2,970
     18,500  Sprint Corp. ..............................        777
     34,200  Worldcom, Inc. (b)(c)......................      1,894
                                                          ---------
                                                             16,644
                                                          ---------
Textile Products (0.4%):
     49,800  Donnkenny, Inc. (c)........................        971
                                                          ---------
Tobacco (3.5%):
     60,000  Phillip Morris Companies, Inc. ............      6,240
     42,300  U.S.T., Inc. ..............................      1,449
     17,100  Universal Corp. ...........................        453
                                                          ---------
                                                              8,142
                                                          ---------
Wholesale Distribution (0.4%):
     19,600  McKesson Corp. ............................        933
                                                          ---------
  Total Common Stocks                                       219,174
                                                          ---------
  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

U.S. TREASURY BILLS (0.1%):
$   345,000  7/18/96 (d)................................  $     344
                                                          ---------
  Total Investments, at value                               219,518
                                                          ---------
REPURCHASE AGREEMENTS (5.3%):
  7,019,670  Aubrey G. Lanston & Co., 5.45%, 7/1/96
               collateralized by $6,977,000 U.S.
               Treasury Note, 6.38%, 7/15/99, market
               value--$7,184)...........................      7,020
  5,325,000  Lehman Brothers, 5.51%, 7/1/96
               collateralized by $5,435,000 Federal
               National Mortgage Assoc., 5.47%, 6/20/97,
               market value--$5,434)....................      5,325
                                                          ---------
  Total Repurchase Agreements                                12,345
                                                          ---------
Total (Cost--$206,479)(a)                                 $ 231,863
                                                          ---------
                                                          ---------

------------

Percentages indicated are based on net assets of $231,869.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $  29,367
Unrealized depreciation....................................................     (3,983)
                                                                             ---------
Net unrealized appreciation................................................  $  25,384
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of June 30, 1996.

      (c)  Non-income producing securities.

      (d)  Serves as collateral for futures contracts.

At June 30, 1996, the Portfolio's open futures contracts were as follows:

                                                                            OPEN        CURRENT
   # OF                                                                   POSITIONS     MARKET
CONTRACTS                          CONTRACT TYPE                            (000)     VALUE (000)
----------  -----------------------------------------------------------  -----------  -----------
            LONG CONTRACTS
    21      S & P 500 September, 1996..................................   $   7,054    $   7,106

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          43----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS (90.0%):
Aerospace (1.8%):
     250,000  Litton Industries, Inc. (b)(c)............  $  10,875
                                                          ---------
Airlines (0.6%):
      40,000  Boeing Co. (e)............................      3,485
                                                          ---------
Automotive (2.2%):
     250,000  General Motors Corp. .....................     13,094
                                                          ---------
Banking & Financial Services (1.7%):
     125,000  Citicorp (e)..............................     10,328
                                                          ---------
Broadcasting/Cable (1.1%):
     175,000  Viacom, Inc., Class A (c).................      6,672
                                                          ---------
Capital Goods (4.1%):
     300,000  Tenneco Inc. .............................     15,338
     500,000  Westinghouse Electric Corp. (b)...........      9,375
                                                          ---------
                                                             24,713
                                                          ---------
Chemicals (4.0%):
     100,000  Dow Chemical Co. .........................      7,600
      60,000  DuPont (EI) de Nemours & Co. (e)..........      4,747
     125,000  Lubrizol Corp. ...........................      3,797
     258,400  Nalco Chemical Co. .......................      8,140
                                                          ---------
                                                             24,284
                                                          ---------
Computer Software (0.4%):
     175,000  Novell Inc. (c)...........................      2,428
                                                          ---------
Consumer Goods & Services (1.2%):
     250,000  Ball Corp. ...............................      7,188
                                                          ---------
Defense (2.3%):
     250,000  Rockwell International Corp. .............     14,313
                                                          ---------
Diversified (1.8%):
     800,000  Hanson Trust PLC, ADR (b).................     11,400
                                                          ---------
Electric Utility (8.6%):
     200,000  American Electric Power, Inc. ............      8,525
     150,000  Carolina Power & Light Co. (b)............      5,700
     200,000  Central & South West Corp. ...............      5,800
     200,000  Consolidated Edison Co. of New York,
                Inc. ...................................      5,850
     160,000  Dominion Resources Inc. of Virginia.......      6,400
     250,000  Edison International......................      4,406
     400,000  Southern Co. .............................      9,850
     175,000  Unicom Corp. .............................      4,878
                                                          ---------
                                                             51,409
                                                          ---------
Electrical & Electronic (0.8%):
     125,000  General Signal Corp. (b)..................      4,734
                                                          ---------
Electronic Components/Instruments (2.4%):
     400,000  Advanced Micro Devices, Inc. (c)..........      5,450
     200,000  Apple Computer Inc. (b)...................      4,200

 SHARES OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Electronic Components/Instruments, continued:

     300,000  National Semiconductor Corp. (c)..........  $   4,650
                                                          ---------
                                                             14,300
                                                          ---------
Environmental Services (1.5%):
     300,000  Browning-Ferris Industries, Inc. .........      8,700
                                                          ---------
Financial Services (10.2%):
     200,000  Chase Manhattan Corp. (e).................     14,125
     308,100  Federal National Mortgage Assoc. (e)......     10,321
     150,000  Great Western Financial Corp. ............      3,581
     350,000  H. F. Ahmanson & Co. .....................      9,450
     600,000  Horsham Corp. (b).........................      8,325
      92,500  Salomon, Inc. ............................      4,070
     241,900  Travelers Group, Inc. ....................     11,037
                                                          ---------
                                                             60,909
                                                          ---------
Food Products & Services (1.5%):
     250,000  IBP, Inc. ................................      6,906
      95,000  McCormick & Co. ..........................      2,102
                                                          ---------
                                                              9,008
                                                          ---------
Food & Household Products (2.5%):
     250,000  Sunbeam Corp. ............................      3,688
     350,000  Supervalu, Inc. ..........................     11,025
                                                          ---------
                                                             14,713
                                                          ---------
Gas & Electric Utility (1.0%):
     250,000  Pacific Gas & Electric Co. ...............      5,813
                                                          ---------
Health Care (1.7%):
     100,000  Baxter International, Inc. ...............      4,725
     300,000  Healthsources (b)(c)......................      5,250
                                                          ---------
                                                              9,975
                                                          ---------
Insurance (5.1%):
     200,000  Allstate Corp. (c)(e).....................      9,125
      60,000  CIGNA Corp. (e)...........................      7,072
      30,000  General Re Corp. .........................      4,568
     150,000  ITT Hartford..............................      7,988
     250,000  Reliance Group Holdings, Inc. ............      1,875
                                                          ---------
                                                             30,628
                                                          ---------
Leisure (0.7%):
     200,000  Brunswick Corp. ..........................      4,000
                                                          ---------
Manufacturing--Consumer Goods (0.8%):
     250,000  Singer Co., N.V. .........................      5,062
                                                          ---------
Metals (2.9%):
     200,000  Alumax, Inc. (b)..........................      6,075
     500,000  Cyprus AMAX Minerals (b)(e)...............     11,313
                                                          ---------
                                                             17,388
                                                          ---------
Oil & Gas Exploration, Production & Services (10.7%):
     160,000  Atlantic Richfield Co. ...................     18,960

CONTINUED

----44

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Oil & Gas Exploration, Production & Services, continued:
     100,000  Burlington................................  $   4,300
      89,000  Enserch Exploration, Inc. (b)(c)..........        957
     200,000  Exxon Corp. (e)...........................     17,375
     176,000  Pennzoil Co. .............................      8,145
     250,000  Sun Inc. .................................      7,593
     350,000  USX-Marathon Group........................      7,043
                                                          ---------
                                                             64,373
                                                          ---------
Paper Products (1.8%):
     300,000  International Paper.......................     11,062
                                                          ---------
Pharmaceuticals (0.9%):
     125,000  Pharmacia & Upjohn, Inc. .................      5,547
                                                          ---------
Printing & Publishing (1.4%):
     300,000  American Greetings Corp., Class A.........      8,213
                                                          ---------
Railroads (1.4%):
     125,000  Conrail, Inc. ............................      8,296
                                                          ---------
Retail Stores/Catalog (1.1%):
     150,000  May Department Stores.....................      6,562
                                                          ---------
Retail--General Merchandise (1.2%):
     250,000  Rite Aid Corp. ...........................      7,437
                                                          ---------
Steel (0.9%):
     200,600  USX-U S Steel Group Inc. .................      5,692
                                                          ---------
Technology (2.6%):
     150,000  I.B.M. (e)................................     14,850
     100,000  Unisys (c)................................        713
                                                          ---------
                                                             15,563
                                                          ---------
 SHARES OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

Tire & Rubber (1.2%):
     325,000  Cooper Tire...............................  $   7,231
                                                          ---------
Tobacco (0.5%):
     100,000  RJR Nabisco Holdings Corp. (e)............      3,100
                                                          ---------
Telecommunications (5.3%):
     160,000  AT&T Corp. (e)............................      9,920
     200,000  Bell South................................      8,475
     100,000  GTE Corp. ................................      4,475
     180,000  SBC Communications Inc. ..................      8,865
                                                          ---------
                                                             31,735
                                                          ---------
  Total Common Stocks                                       540,230
                                                          ---------
PREFERRED STOCKS (1.9%):
Food Products & Services (1.9%):
   1,750,000  RJR, Series C.............................     11,375
                                                          ---------
  Total Preferred Stocks                                     11,375
                                                          ---------
U.S. Treasury Bills (0.2%):
$    990,000  7/11/96 (d)...............................        988
                                                          ---------
  Total U.S. Treasury Bills                                     988
                                                          ---------
Investment Companies (0.4%):
   2,573,605  Aquila Churchill Cash Reserves Money
                Market Funds............................      2,574
                                                          ---------
  Total Investment Companies                                  2,574
                                                          ---------
  Total Investments, at value                               555,167
                                                          ---------

CONTINUED

                                                                          45----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------
REPURCHASE AGREEMENTS (7.5%):
$  8,356,750  Aubrey G. Lanston & Co., 5.45%, 7/1/96,
                (Collateralized by $6,930,000 U.S.
                Treasury Notes, 10.75%, 5/15/03, market
                value--$8,583)..........................  $   8,357
  36,425,000  Lehman Brothers, 5.51%, 7/1/96,
                (Collateralized by $38,270,000 Federal
                Home Loan Bank notes, 0.00% - 7.13%,
                6/20/97 - 2/1/11, market value--
                $37,158)................................     36,425
                                                          ---------
  Total Repurchase Agreements                                44,782
                                                          ---------
Total (Cost--$604,175)(a)                                 $ 599,949
                                                          ---------
                                                          ---------

------------

Percentage indicated are based on net assets of $598,042.

      (a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately
           $1,367. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation...................................................  $  18,918
Unrealized depreciation...................................................    (24,511)
                                                                            ---------
Net unrealized depreciation...............................................  $  (5,593)
                                                                            ---------
                                                                            ---------

      (b)  A portion of this security was loaned as of June 30, 1996

      (c)  Non-income producing securities.

      (d)  Serves as collateral for futures contracts.

      (e)  A portion of the security was held in escrow by the custodian in connection with options written by the Fund.

ADR        American Depository Receipt

At June 30, 1996, the Fund's open futures contracts were as follows:

                                                                            OPEN        CURRENT
   # OF                                                                   POSITIONS     MARKET
CONTRACTS                          CONTRACT TYPE                            (000)     VALUE (000)
----------  -----------------------------------------------------------  -----------  -----------
            LONG CONTRACTS
    25      S & P 500 September, 1996..................................   $   8,375    $   8,460

SEE NOTES TO FINANCIAL STATEMENTS.

----46

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

   SHARES
     OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS (97.2%):
Aerospace (0.3%):
      92,000  Orbital Sciences Corp. (c)................  $   1,495
                                                          ---------
Aerospace & Military Technology (0.1%):
      18,000  Rohr Industries, Inc. (c).................        376
                                                          ---------
Auto Parts (0.6%):
      46,300  Arvin Industries, Inc. ...................      1,030
      51,300  Kaydon Corp. .............................      2,206
                                                          ---------
                                                              3,236
                                                          ---------
Banking (5.3%):
     121,000  Bancorp Hawaii, Inc. .....................      4,356
     100,000  Charter One Financial, Inc. ..............      3,488
     100,000  First American Bank Corp. ................      4,475
     150,000  First Security Corp. .....................      3,600
     100,000  First Union Corp. (b).....................      6,087
     180,000  Onbancorp, Inc. ..........................      5,894
      58,200  Susquehanna Bancshares, Inc. .............      1,557
                                                          ---------
                                                             29,457
                                                          ---------
Banking & Financial Services (3.1%):
      96,900  Central Fidelity Banks, Inc. .............      2,204
     200,000  Illinova Corp. ...........................      5,750
      97,000  Mercantile Bankshares Corp. ..............      2,474
     250,000  Southtrust Corp. .........................      7,031
                                                          ---------
                                                             17,459
                                                          ---------
Beverages (1.7%):
     160,000  Coca Cola Enterprises.....................      5,540
     235,000  Coors Adolph Co., Class B.................      4,201
                                                          ---------
                                                              9,741
                                                          ---------
Capital Goods (0.2%):
      73,000  Watts Industries..........................      1,360
                                                          ---------
Chemicals (4.0%):
      53,600  Arco Chemical.............................      2,787
     145,000  Calgon Carbon Corp. ......................      1,957
      41,900  Eastman Chemical Co. .....................      2,551
      42,300  Ferro Corp. ..............................      1,121
      90,000  Hanna (M.A.) Co. .........................      1,879
     141,000  IMC Global, Inc. .........................      5,304
     112,200  Lubrizol Corp. ...........................      3,408
      38,500  Olin Corp. ...............................      3,436
                                                          ---------
                                                             22,443
                                                          ---------
Coal (1.0%):
     220,000  Valero Energy Corp. (b)...................      5,500
                                                          ---------
Commercial Services (1.0%):
      35,000  Flight Safety International...............      1,899
      96,500  Kelly Services, Class A...................      2,822
                                                          ---------
                                                              4,721
                                                          ---------

   SHARES
     OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

Computer Hardware (1.3%):
     157,500  Seagate Technology, Inc. (b)(c)...........  $   7,088
                                                          ---------
Computer Software (0.2%):
      74,000  Exabyte Corp. (c).........................        967
                                                          ---------
Consumer Goods & Services (1.5%):
     110,000  First Brands Corp. .......................      2,970
     156,000  Liz Claiborne.............................      5,402
                                                          ---------
                                                              8,372
                                                          ---------
Diversified (0.1%):
          10  Berkshire Hathaway (c)....................        307
                                                          ---------
Electric Utility (17.9%):
     249,700  Allegheny Power Systems Inc. .............      7,707
     220,000  Central & South West Corp. ...............      6,380
     200,000  Central Louisiana Electric (b)............      5,325
      99,700  Consolidated Edison Co. of New York,
                Inc. ...................................      2,916
     112,200  Delmarva Power & Light....................      2,356
     270,000  Edison International......................      4,759
     200,000  Florida Progress Corp. ...................      6,950
     200,000  General Public Utility Corp. .............      7,050
      70,000  Hawaiian Electric Industries, Inc. .......      2,485
      80,000  Idaho Power Co. ..........................      2,490
     110,000  Kansas City Power & Light.................      3,025
     242,000  L G & E Energy Corp. .....................      5,536
     198,000  Midamerican Energy Co. ...................      3,416
      50,000  Montana Power Co. ........................      1,113
     155,000  New England Electric System (b)...........      5,638
     101,000  Oklahoma Gas & Electric Co. ..............      4,002
     220,000  Pinnacle West Capital.....................      6,683
     155,000  Public Service New Mexico.................      3,178
     101,000  Southwestern Public Service Co. ..........      3,295
     170,000  Union Electric............................      6,843
      55,900  WPL Holdings, Inc. .......................      1,838
     250,000  Wisconsin Energy Corp. ...................      7,217
                                                          ---------
                                                            100,202
                                                          ---------
Electrical & Electronic (1.5%):
     110,000  Avnet, Inc. ..............................      4,634
     125,000  Molex, Inc. (b)...........................      3,969
                                                          ---------
                                                              8,603
                                                          ---------
Electrical Equipment (0.7%):
      56,400  Hubbell, Inc. Class B.....................      3,737
                                                          ---------
Electronic Components/Instruments (0.5%):
      33,000  Marshall Industries (c)...................        924
      36,000  Raytheon Co. .............................      1,859
                                                          ---------
                                                              2,783
                                                          ---------

CONTINUED

                                                                          47----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

   SHARES
     OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Energy (0.3%):
     100,000  Albemarle Corp. ..........................  $   1,825
                                                          ---------
Engineering (0.3%):
      75,200  Granite...................................      1,730
                                                          ---------
Entertainment (1.6%):
     155,000  Grand Casinos (c).........................      3,991
     130,000  King World Productions, Inc. (c)..........      4,729
                                                          ---------
                                                              8,720
                                                          ---------
Environmental Services (0.2%):
      55,000  Wellman, Inc. ............................      1,286
                                                          ---------
Financial Services (5.8%):
     310,380  Bear Stearns Companies, Inc. .............      7,332
     180,000  Comdisco, Inc. ...........................      4,793
     122,000  A.G. Edwards, Inc. .......................      3,309
     140,000  First Chicago Corp. (b)...................      5,478
     132,000  Regions Financial Corp. (b)...............      6,170
     100,000  Washington Mutual, Inc. (b)...............      2,988
      71,000  Wilmington Trust Corp. ...................      2,303
                                                          ---------
                                                             32,373
                                                          ---------
Food Products & Services (1.3%):
     100,000  Michael Foods.............................      1,162
      30,000  Smuckers..................................        589
     200,000  Tyson Foods Inc., Class A.................      5,475
                                                          ---------
                                                              7,226
                                                          ---------
Forest Products (1.3%):
      85,000  Consolidated Papers, Inc. ................      4,420
     133,000  Mercer International, Inc. (c)............      1,796
      35,000  Rayonier, Inc. ...........................      1,330
                                                          ---------
                                                              7,546
                                                          ---------
Gaming (1.5%):
     210,000  Circus Circus Entertainment (c)...........      8,610
                                                          ---------
Gas & Electric Utility (1.5%):
     270,000  New York State Electric & Gas.............      6,581
     140,000  Northeast Utilities.......................      1,873
                                                          ---------
                                                              8,454
                                                          ---------
Gas Utility (0.9%):
     160,000  AGL Resources.............................      3,020
      80,000  Indiana Energy, Inc. .....................      2,290
                                                          ---------
                                                              5,310
                                                          ---------
Health Care (1.8%):
     215,000  Bergen Brunswig Corp. ....................      5,966
      65,000  Datascope (c).............................      1,154
      40,000  Pacificare Health (c).....................      2,710
                                                          ---------
                                                              9,830
                                                          ---------
   SHARES
     OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

Home Furnishings (0.1%):
      21,000  National Presto Industries, Inc. .........  $     798
                                                          ---------
Insurance (6.0%):
     140,000  Mid Ocean Ltd. ...........................      5,740
     190,000  Partnerre Ltd. (b)........................      5,676
     190,000  American Financial Group..................      5,724
      66,500  Arbatax International, Inc. (c)...........        324
      49,000  Loews Corporation.........................      3,865
     110,000  Progressive Corp-Ohio.....................      5,088
     100,000  Transatlantic Holding (b).................      7,011
                                                          ---------
                                                             33,428
                                                          ---------
Leisure (0.5%):
      88,500  Fleetwood Enterprises, Inc. ..............      2,744
                                                          ---------
Machinery & Equipment (0.5%):
      25,000  Case Corp. (b)............................      1,200
      80,000  Keystone International, Inc. .............      1,660
                                                          ---------
                                                              2,860
                                                          ---------
Machine--Diversified (0.8%):
      56,000  Albany International Corp., Class A.......      1,267
      47,200  Goulds Pumps, Inc. .......................      1,210
      40,000  Tecumseh Products Co. ....................      2,150
                                                          ---------
                                                              4,627
                                                          ---------
Manufacturing--Capital Goods (0.7%):
      42,500  Butler Manufacturing Co. .................      1,434
     105,600  Mark IV Industries, Inc. .................      2,389
                                                          ---------
                                                              3,823
                                                          ---------
Manufacturing--Consumer Goods (1.2%):
      40,400  Johnson Controls, Inc. ...................      2,808
     126,000  Pentair, Inc. ............................      3,780
                                                          ---------
                                                              6,588
                                                          ---------
Materials (1.1%):
     135,000  American Brands, Inc. ....................      6,126
                                                          ---------
Miscellaneous Materials & Commodities (0.3%):
      55,000  Calenergy, Inc. (c).......................      1,403
                                                          ---------
Medical Equipment & Supplies (0.4%):
      19,000  Becton Dickinson & Co. (b)................      1,525
      50,000  Biomet (c)................................        719
                                                          ---------
                                                              2,244
                                                          ---------
Medical--Biotechnology (0.4%):
      66,000  Advanced Technology Labs, Inc. (c)........      2,409
                                                          ---------
Metals & Mining (1.1%):
      50,000  Black Hills Corp. ........................      1,244
      60,000  Cleveland Cliffs, Inc. ...................      2,347

CONTINUED

----48

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

   SHARES
     OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Metals & Mining, continued:
      40,000  Harsco Corp. .............................  $   2,690
                                                          ---------
                                                              6,281
                                                          ---------
Metals (1.5%):
     121,000  Alumax, Inc. (b)(c).......................      3,675
      61,000  Brush Wellman, Inc. ......................      1,159
      35,000  Phelps Dodge Corp. .......................      2,183
      60,000  Quanex Corp. .............................      1,418
                                                          ---------
                                                              8,435
                                                          ---------
Office Equipment & Services (1.2%):
      72,000  Harris Corp. .............................      4,392
      39,000  Wallace Computers.........................      2,330
                                                          ---------
                                                              6,722
                                                          ---------
Office/Business Equipment (0.2%):
     100,000  Kentek Information Systems (c)............      1,063
                                                          ---------
Oil & Gas Exploration Production & Services (6.6%):
      62,100  El Paso Natural Gas.......................      2,391
      60,000  Mapco Inc. ...............................      3,383
     120,000  Murphy Oil Corp. .........................      5,445
     146,000  Nabors Industries, Inc. (c)...............      2,373
      60,000  Parker and Parsley Petro Co. .............      1,665
     120,000  Pride Petroleum Services, Inc. (b)(c).....      1,710
      74,500  Quaker State Corp. .......................      1,118
     207,000  Repsol, S.A., ADR (b).....................      7,192
     110,000  Tosco Corp. ..............................      5,528
     280,000  YPF Sociedad Anonima, ADR.................      6,298
                                                          ---------
                                                             37,103
                                                          ---------
Paper Products (0.3%):
      60,000  Chesapeake Corp. .........................      1,575
                                                          ---------
Photography (1.0%):
     180,000  Brooklyn Union Gas........................      4,905
      55,000  CPI Corp. ................................        908
                                                          ---------
                                                              5,813
                                                          ---------
Printing & Publishing (2.5%):
      90,000  Banta Corp. ..............................      2,273
      70,000  New York Times Co, Class A (b)............      2,284
      29,000  Washington Post Co. ......................      9,395
                                                          ---------
                                                             13,952
                                                          ---------
Railroads (1.2%):
      63,100  Conrail, Inc. ............................      4,188
      70,000  Trinity Industries........................      2,380
                                                          ---------
                                                              6,568
                                                          ---------
Restaurants (1.2%):
     300,000  Buffets Inc. (b)(c).......................      3,675
   SHARES
     OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Restaurants, continued:
      50,000  International Dairy Queen (c).............  $   1,100
      74,000  Sbarro, Inc. .............................      1,859
                                                          ---------
                                                              6,634
                                                          ---------
Retail Stores/Catalog (2.3%):
      60,400  Fred Meyer, Inc. (c)......................      1,774
      80,000  Pier One Imports (b)......................      1,190
      97,600  Ross Stores, Inc. ........................      3,392
     124,652  Smith's Food & Drug.......................      2,976
     159,000  Waban, Inc. (c)...........................      3,796
                                                          ---------
                                                             13,128
                                                          ---------
Retail--General Merchandise (1.2%):
      70,000  Duty Free International, Inc. ............      1,068
     155,000  Family Dollar Stores......................      2,693
      90,000  Hannaford Brothers Co. ...................      2,936
                                                          ---------
                                                              6,697
                                                          ---------
Retail--Special Line (0.3%):
     143,000  Ruddick Corp. ............................      1,877
                                                          ---------
Steel (0.3%):
      45,000  Carpenter Technology......................      1,440
                                                          ---------
Technology (0.5%):
      66,000  Stratus Computer (c)......................      1,914
      24,000  Teleflex, Inc. ...........................      1,146
                                                          ---------
                                                              3,060
                                                          ---------
Textile Products (0.5%):
      50,000  Springs Industries, Inc. Class A..........      2,525
                                                          ---------
Transportation & Shipping (0.1%):
      50,000  Airnet Systems, Inc. (b)(c)...............        800
                                                          ---------
Transportation (1.1%):
     160,000  APL Ltd. (b)..............................      4,180
      64,000  Alaska Airgroup, Inc. (b)(c)..............      1,752
                                                          ---------
                                                              5,932
                                                          ---------
Telecommunications (2.9%):
     340,000  Nextel Communications, Inc. Class A.......      6,481
     106,000  Southern New England Telecommunications,
                Inc. ...................................      4,452
      60,000  Telephone And Data Systems, Inc. .........      2,700
      50,000  Worldcom, Inc. (c)........................      2,769
                                                          ---------
                                                             16,402
                                                          ---------
Water Utility (0.4%):
      52,000  American Water Works, Inc. ...............      2,093
                                                          ---------
Wholesale Distribution (1.4%):
      66,000  Arrow Electronics, Inc. (c)...............      2,846

CONTINUED

                                                                          49----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

   SHARES
     OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Wholesale Distribution, continued:
     107,000  McKesson Corp. ...........................  $   5,096
                                                          ---------
                                                              7,942
                                                          ---------
  Total Common Stocks                                       543,849
                                                          ---------
   SHARES
     OR
 PRINCIPAL                                                 MARKET
   AMOUNT                SECURITY DESCRIPTION               VALUE
------------  ------------------------------------------  ---------

REPURCHASE AGREEMENTS (2.9%):
$ 16,332,000  Lehman Brothers, 5.51%, 7/1/96,
                (Collateralized by $35,160,000 Federal
                Home Loan Bank notes, 0.00% - 5.71%,
                4/1/97 - 1/25/01, market value--
                $16,661)................................  $  16,332
                                                          ---------
  Total Repurchase Agreements                                16,332
                                                          ---------
Total (Cost--$506,190) (a)                                $ 560,181
                                                          ---------
                                                          ---------

------------

Percentages indicated are based on net assets of $559,617.

      (a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately
           $242. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $  63,429
Unrealized depreciation....................................................     (9,680)
                                                                             ---------
Net unrealized appreciation................................................  $  53,749
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of June 30, 1996

      (c)  Non-income producing securities.

ADR        American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

----50

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
COMMON STOCKS (98.8%):
Agriculture (0.8%):
    140,000  Pioneer Hi Bred...........................  $   7,402
                                                         ---------
Automotive (0.9%):
    200,000  Echlin, Inc. (b)..........................      7,575
                                                         ---------
Banking (2.3%):
    140,000  J.P. Morgan & Co., Inc. ..................     11,847
    225,000  US Bancorp................................      8,128
                                                         ---------
                                                            19,975
                                                         ---------
Beverages (1.9%):
    340,000  The Coca Cola Co. ........................     16,617
                                                         ---------
Brewery (1.4%):
    160,000  Anheuser Busch Co., Inc. .................     12,000
                                                         ---------
Building Products (0.9%):
    250,000  Masco Corp. ..............................      7,562
                                                         ---------
Business Services (1.5%):
    350,000  Automatic Data Processing.................     13,519
                                                         ---------
Capital Goods (1.0%):
    140,000  Fluor.....................................      9,153
                                                         ---------
Chemicals (3.0%):
    200,000  Air Products & Chemical...................     11,550
    100,000  Dow Chemical Co. .........................      7,600
    225,000  Nalco Chemical Co. (b)....................      7,087
                                                         ---------
                                                            26,237
                                                         ---------
Computer Hardware (1.5%):
    120,000  Intel Corp. ..............................      8,813
    175,000  Silicon Graphics, Inc. (c)................      4,200
                                                         ---------
                                                            13,013
                                                         ---------
Computer Software (2.2%):
    210,000  Electronic Data Systems Corp. ............     11,288
    200,000  Oracle Corp. (c)..........................      7,887
                                                         ---------
                                                            19,175
                                                         ---------
Consumer Goods & Services (6.1%):
    180,000  Colgate Palmolive Co. (b).................     15,255
    225,000  International Flavors & Fragrance.........     10,716
    200,000  Interpublic Group Cos., Inc. .............      9,375
    200,000  Proctor & Gamble Co. .....................     18,125
                                                         ---------
                                                            53,471
                                                         ---------
Electrical & Electronic (6.4%):
    320,000  AMP, Inc. ................................     12,840
    175,000  Emerson Electric Co. .....................     15,815
    250,000  General Electric Co. .....................     21,625
    185,000  Molex, Inc. (b)...........................      5,874
                                                         ---------
                                                            56,154
                                                         ---------

  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Electronic Components/Instruments (1.7%):
    235,000  Motorola, Inc. ...........................  $  14,776
                                                         ---------
Entertainment (1.3%):
    175,000  Walt Disney Co. ..........................     11,003
                                                         ---------
Environmental Services (1.2%):
    325,000  WMX Technologies, Inc. ...................     10,644
                                                         ---------
Food Products & Services (9.9%):
    165,000  CPC International.........................     11,880
    300,000  H.J. Heinz Co. ...........................      9,112
    170,000  Hershey Foods Corp. ......................     12,474
    150,000  Kellogg Co. ..............................     10,988
    280,000  Mc Donald's Corp. ........................     13,090
    470,000  Pepsico, Inc. ............................     16,626
     90,000  Unilever N V Ny Shares (b)................     13,061
                                                         ---------
                                                            87,231
                                                         ---------
Forest Products (0.8%):
    140,000  Consolidated Papers, Inc. ................      7,280
                                                         ---------
Health Care (8.3%):
    380,000  Abbott Labs...............................     16,530
    250,000  Columbia/HCA Healthcare Corp. ............     13,344
    275,000  Humana, Inc. (c)..........................      4,915
    360,000  Johnson & Johnson.........................     17,820
    310,000  Merck & Company, Inc. ....................     20,034
                                                         ---------
                                                            72,643
                                                         ---------
Insurance (3.9%):
    150,000  American International Group..............     14,794
    120,000  Marsh & McLennan Co. Inc. ................     11,580
    150,000  St Paul Companies (b).....................      8,025
                                                         ---------
                                                            34,399
                                                         ---------
Machinery & Equipment (2.7%):
    110,000  Illinois Tool Works (b)...................      7,439
    160,000  Ingersoll Rand Co. .......................      7,000
    400,000  Pall Corp. ...............................      9,650
                                                         ---------
                                                            24,089
                                                         ---------
Medical Equipment & Supplies (2.7%):
    225,000  Bard C.R., Inc. ..........................      7,650
    175,000  Biomet (c)................................      2,516
    235,000  Medtronic, Inc. ..........................     13,160
                                                         ---------
                                                            23,326
                                                         ---------
Metals (0.6%):
    250,000  Cyprus Amax Minerals (b)..................      5,656
                                                         ---------
Office Equipment & Services (0.9%):
     80,000  Hewlett Packard...........................      7,970
                                                         ---------
Oil & Gas Exploration Products & Services (3.7%):
    110,000  Consolidated Natural Gas Co. .............      5,748

CONTINUED

                                                                          51----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Oil & Gas Exploration Products & Services, continued:
    140,000  Halliburton Co. (b).......................  $   7,770
     90,000  Mobil Corp. ..............................     10,091
    100,000  Schlumberger Ltd. ........................      8,425
                                                         ---------
                                                            32,034
                                                         ---------
Paper Products (1.6%):
    180,000  Kimberly Clark Corp. .....................     13,905
                                                         ---------
Pharmaceuticals (5.0%):
    320,000  Alza (b)(c)...............................      8,760
    165,000  Elan Corporation Public
               Limited Co. (b)(c)......................      9,426
    200,000  Pfizer....................................     14,275
    260,000  Pharmacia & Upjohn, Inc. .................     11,537
                                                         ---------
                                                            43,998
                                                         ---------
Photography (1.6%):
    180,000  Eastman Kodak Co. ........................     13,995
                                                         ---------
Printing & Publishing (4.9%):
    125,000  Dun & Bradstreet Corp. ...................      7,813
    210,000  Gannett, Inc. ............................     14,857
    250,000  McGraw Hill, Inc. (b).....................     11,438
    225,000  Time Warner, Inc. ........................      8,831
                                                         ---------
                                                            42,939
                                                         ---------
Railroads (1.4%):
    175,000  Union Pacific Corp. (b)...................     12,228
                                                         ---------
Retail Stores/Catalog (5.7%):
    275,000  Home Depot, Inc. (b)......................     14,850
    150,000  Intimate Brands, Inc. (b).................      3,431
    225,000  Unocal....................................      7,594
    400,000  Walgreen Co. .............................     13,400
    425,000  Walmart...................................     10,784
                                                         ---------
                                                            50,059
                                                         ---------
  SHARES
    OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Technology (3.8%):
     90,000  I.B.M. ...................................  $   8,910
    210,000  Minnesota Mining And
               Manufacturing Co. (3M)..................     14,490
    200,000  Texas Instruments.........................      9,975
                                                         ---------
                                                            33,375
                                                         ---------
Transportation (1.1%):
    350,000  Ryder Systems, Inc. ......................      9,844
                                                         ---------
Telecommunications (4.6%):
    330,000  AT&T Corp. ...............................     20,460
    280,000  Alltel....................................      8,610
    250,000  GTE Corp. ................................     11,188
                                                         ---------
                                                            40,258
                                                         ---------
Wholesale Distribution (1.5%):
    185,000  Cardinal Health, Inc. (b).................     13,343
                                                         ---------
  Total Common Stocks                                      866,848
                                                         ---------
Investment Companies (0.3%):
  2,573,605  Aquila Churchill Cash Reserves Money
               Market..................................      2,574
                                                         ---------
  Total Investment Companies                                 2,574
                                                         ---------
  Total Investments, at value                              869,422
                                                         ---------
Repurchase Agreements (0.9%):
 $7,546,000  Lehman Brothers, 5.51%, 7/1/96,
               (Collateralized by $7,700,000 FNMA Note,
               5.47%, 6/20/97, market value--
               $7,698).................................      7,546
                                                         ---------
  Total Repurchase Agreements                                7,546
                                                         ---------
Total (Cost--$717,380) (a)                               $ 876,968
                                                         ---------
                                                         ---------

------------

Percentages indicated are based on net assets of $877,361.

      (a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately
           $229. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...................................................  $ 170,315
Unrealized depreciation...................................................    (10,956)
                                                                            ---------
Net unrealized appreciation...............................................  $ 159,359
                                                                            ---------
                                                                            ---------

      (b)  A portion of this security was loaned as of June 30, 1996.

      (c)  Non-income producing securities.

SEE NOTES TO FINANCIAL STATEMENTS.

----52

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                    SECURITY                   MARKET
   AMOUNT                   DESCRIPTION                   VALUE
------------  ----------------------------------------  ---------
COMMON STOCKS (93.0%):
Advertising (1.3%):
     160,000  Omnicom Group...........................  $   7,440
       5,000  Outdoor Systems, Inc. (c)...............        176
                                                        ---------
                                                            7,616
Aerospace (0.1%):
      13,000  Stanford Telecommunications (c).........        731
                                                        ---------
Airlines (0.7%):
     115,000  Atlantic Southeast Airlines.............      3,249
      15,000  Precision Castparts.....................        645
                                                        ---------
                                                            3,894
                                                        ---------
Banking (0.6%):
     114,775  Dollar General..........................      3,357
                                                        ---------
Broadcasting/Cable (0.7%):
      51,600  American Radio Systems Corp., (b)(c)....      2,219
      50,000  Home Shopping Network (c)...............        600
      40,000  TCA Cable TV, Inc. .....................      1,210
                                                        ---------
                                                            4,029
                                                        ---------
Building Products (0.5%):
      46,400  Vulcan Materials Co. ...................      2,755
                                                        ---------
Chemicals (0.9%):
      70,800  Cabot Corp. ............................      1,735
      30,000  Georgia Gulf Corp. .....................        878
      50,000  Loctite Corp. ..........................      2,324
                                                        ---------
                                                            4,937
                                                        ---------
Closed End Funds (0.2%):
      60,000  RPM, Inc. Ohio (b)......................        938
                                                        ---------
Commercial Services (3.9%):
      55,000  Corestaff, Inc. (c).....................      2,461
     268,000  Equifax, Inc. ..........................      7,034
      30,000  Flight Safety International.............      1,628
      70,000  Health Management Systems, Inc. (c).....      2,223
      90,000  Manpower, Inc. .........................      3,533
      65,000  May & Speh, Inc. (c)....................      1,024
     100,700  Medaphis Corp. (c)......................      4,002
       5,000  Nova Corp / Georgia (c).................        169
      15,000  Whittman-Hart, Inc. (c).................        540
                                                        ---------
                                                           22,614
                                                        ---------
Computer Hardware (2.9%):
      40,000  Amati Communications Corp. (b)(c).......        795
      80,000  Cirrus Logic, Inc. (c)..................      1,400
      90,000  Cisco Systems, Inc. (c).................      5,095
     160,700  Dell Computer Corp. (c).................      8,176
      30,000  3Com Corp. (c)..........................      1,373
       2,000  Zebra Technologies, Class A (c).........         36
                                                        ---------
                                                           16,875
                                                        ---------

 SHARES OR
 PRINCIPAL                    SECURITY                   MARKET
   AMOUNT                   DESCRIPTION                   VALUE
------------  ----------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Computer Software (10.7%):
      68,500  Adobe Systems, Inc. ....................  $   2,457
     125,500  American Online (b)(c)..................      5,491
       2,000  Aspect Development, Inc. (c)............         51
      95,000  BMC Software (c)........................      5,676
     235,000  Cadence Design Systems, Inc. (c)........      7,931
      62,000  Compuware Corp. (c).....................      2,449
      80,000  Electronic Arts (c).....................      2,140
      30,000  Factset Research Systems (c)............        510
      70,000  Fiserv, Inc. (c)........................      2,100
      10,000  Forefront Group, Inc. (c)...............        140
     100,000  Gandalf Technologies, Inc. (c)..........        800
      29,500  HNC Software (c)........................      1,364
     225,600  Informix Corp. (b)(c)...................      5,076
       2,000  I2 Technologies, Inc. (c)...............         86
      85,000  JDA Software Group, Inc. (c)............      1,753
       8,700  Open Market, Inc. (c)...................        212
      60,000  Pairgain Technologies, Inc. (c).........      3,720
     225,000  Parametric Technology Corp. (c).........      9,759
       2,500  Remedy Corp. (c)........................        183
      80,400  Reynolds & Reynolds.....................      4,281
       5,000  Segue Software, Inc. (c)................        149
      20,500  Sterling Commerce, Inc. (b)(c)..........        761
      20,000  Sterling Software (c)...................      1,540
      50,000  Structural Dynamics (c).................      1,100
      50,000  Symantec Corp. (c)......................        625
       5,000  Transition Systems, Inc. (c)............        143
      35,000  Vanstar Corp. (c).......................        586
       1,000  Xylan Corp. (c).........................         47
                                                        ---------
                                                           61,130
                                                        ---------
Consumer Goods & Services (1.0%)
      80,000  Callaway Golf Co. (b)...................      2,660
      65,000  Nine West Group, Inc. (b)(c)............      3,323
                                                        ---------
                                                            5,983
                                                        ---------
Electric Utility (0.5%):
     100,000  AES Corp. (c)...........................      2,825
                                                        ---------
Electrical & Electronic (3.4%):
      50,000  Altera Corp. (c)........................      1,900
      29,500  BMC Industries, Inc. ...................        848
      50,000  California Amplifier, Inc. (c)..........      1,150
      85,150  Diebold, Inc. ..........................      4,108
         100  Identix, Inc. (c).......................          1
      95,000  Solectron Corp. (b).....................      3,598
     120,000  Stratacom (c)...........................      6,750
      75,300  Teradyne, Inc. (c)......................      1,299
                                                        ---------
                                                           19,654
                                                        ---------
Electrical Equipment (0.3%):
      70,000  Integrated Device Technology, Inc. (c)..        744

CONTINUED

                                                                          53----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                    SECURITY                   MARKET
   AMOUNT                   DESCRIPTION                   VALUE
------------  ----------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Electrical Equipment, continued:
      30,000  Microchip Technology, Inc. (c)..........  $     742
                                                        ---------
                                                            1,486
                                                        ---------
Electronics (0.5%):
      65,000  Symbol Technologies, Inc. (c)...........      2,893
                                                        ---------
Electronic Components/Instruments (3.1%):
     216,200  Analog Devices, Inc. (c)................      5,513
     195,000  Atmel Corp. (c).........................      5,874
      25,100  Cree Reseach, Inc. (b)(c)...............        377
     105,500  Maxim Integrated Products, Inc. (c).....      2,881
      80,000  Mentor Graphics Corp. (c)...............      1,300
      30,000  Varian Associates, Inc. ................      1,553
      16,170  Vishay International (c)................        382
                                                        ---------
                                                           17,880
                                                        ---------
Energy (2.0%):
      50,000  California Energy Company, Inc. (c).....      1,250
     247,500  Thermo Electron Corp. (b)(c)............     10,302
                                                        ---------
                                                           11,552
                                                        ---------
Engineering (0.2%):
      45,000  Jacobs Engineering Group, Inc. (c)......      1,187
                                                        ---------
Entertainment (0.6%):
      40,000  MGM Grand, Inc. (c).....................      1,595
      30,000  Mirage Resorts (c)......................      1,620
      17,000  Premier Parks, Inc. (c).................        366
                                                        ---------
                                                            3,581
                                                        ---------
Environmental Services (0.6%):
     110,000  U.S.A. Waste Services, Inc. (c).........      3,259
                                                        ---------
Financial--Banking (1.3%):
     145,000  State Street Boston Corp. ..............      7,395
                                                        ---------
Financial Services (4.8%):
      33,900  First USA Paymentech, Inc. (c)..........      1,356
     133,000  Franklin Resources, Inc. ...............      8,112
     110,000  Price (T. Rowe) Associates..............      3,383
     309,000  Schwab (Charles) Corp. (b)..............      7,571
      13,700  Security First Network Bank (c).........        452
     160,000  Southern Pacific Funding Corp. (c)......      2,800
      70,000  SunAmerica, Inc. .......................      3,955
                                                        ---------
                                                           27,629
                                                        ---------
Food Products & Services (1.3%):
     140,000  IBP, Inc. ..............................      3,868
     110,000  Richfood Holdings.......................      3,575
                                                        ---------
                                                            7,443
                                                        ---------
Funeral Services (0.3%):
      30,000  Service Corp. International.............      1,725
                                                        ---------
 SHARES OR
 PRINCIPAL                    SECURITY                   MARKET
   AMOUNT                   DESCRIPTION                   VALUE
------------  ----------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Health Care (3.6%):
     100,000  Apria Healthcare Group, Inc. (c)........  $   3,138
     104,000  Foundation Health Corp. (b)(c)..........      3,731
     190,000  Healthsouth Corp. (b)(c)................      6,840
     121,800  Healthsources (b)(c)....................      2,132
      83,500  Health Care & Retirement Corp. (c)......      1,983
      75,000  Oxford Health (c).......................      3,084
                                                        ---------
                                                           20,908
                                                        ---------
Home Furnishings (0.5%):
     110,000  Leggett & Platt, Inc. ..................      3,053
                                                        ---------
Hotels & Lodging (3.1%):
     231,000  Hospitality Franchise Systems (b)(c)....     16,170
      55,000  Promus Hotel Corp. (c)..................      1,629
                                                        ---------
                                                           17,799
                                                        ---------
Industrial Goods & Services (0.4%):
      47,500  Fastenal................................      2,066
                                                        ---------
Insurance (2.0%):
     228,900  AFLAC, Inc. ............................      6,838
      48,000  Riscorp, Inc., Class A (c)..............        876
      83,500  Travelers/Aetna Property Casualty, Class
                A (c).................................      2,369
      60,000  Value Health, Inc. (c)..................      1,418
                                                        ---------
                                                           11,501
                                                        ---------
Investment Company (0.5%):
     289,000  Sunstone Hotel Investors, Inc. .........      3,143
                                                        ---------
Leisure (1.0%):
     134,900  Harley-Davidson, Inc. ..................      5,548
                                                        ---------
Machinery & Equipment (0.7%):
      16,000  Nordson.................................        904
      90,000  Sundstrand Corp. .......................      3,296
                                                        ---------
                                                            4,200
                                                        ---------
Manufacturing--Capital Goods (1.4%):
      95,000  Danaher Corp. ..........................      4,133
      75,000  York International Corp. ...............      3,881
                                                        ---------
                                                            8,014
                                                        ---------
Manufactured Housing (0.5%):
     137,875  Clayton Homes, Inc. ....................      2,758
                                                        ---------
Medical Equipment & Supplies (1.5%):
      30,000  Dentsply International..................      1,275
       7,000  Eclipse Surgical Tech (c)...............         96
      77,500  Forest Laboratories, Class A (c)........      2,993
      44,500  Nellcor Puritan Bennett, Inc. (c).......      2,158
      80,000  Stryker Corp. ..........................      1,820
         600  Ventritex, Inc. (c).....................         10
                                                        ---------
                                                            8,352
                                                        ---------

CONTINUED

----54

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                    SECURITY                   MARKET
   AMOUNT                   DESCRIPTION                   VALUE
------------  ----------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Medical--Hospital Services (0.6%):
         750  Multicare Companies, Inc. (c)...........  $      14
     120,000  Vencor, Inc. (b)(c).....................      3,660
                                                        ---------
                                                            3,674
                                                        ---------
Medical--Biotechnology (0.3%):
      11,000  Arterial Vascular Engineer (c)..........        399
      50,000  Lifecore Biomedical, Inc. (c)...........      1,062
                                                        ---------
                                                            1,461
                                                        ---------
Medical Supplies (0.2%):
      25,000  Beckman Instruments, Inc. ..............        950
      10,000  Heartport, Inc. (c).....................        303
                                                        ---------
                                                            1,253
                                                        ---------
Medical--Hospital Management & Services (0.6%):
      70,000  Healthcare Compare Corp. (c)............      3,413
      12,500  Inphynet Medical Management, Inc. (c)...        234
                                                        ---------
                                                            3,647
                                                        ---------
Office Equipment & Services (2.0%):
      20,000  Hon Industries..........................        570
     167,000  Paychex.................................      8,037
      45,000  Wallace Computers.......................      2,689
                                                        ---------
                                                           11,296
                                                        ---------
Oil & Gas Exploration Production & Services (4.1%):
      84,000  Anadarko Petroleum Corp. ...............      4,872
      35,000  BJ Services Co. (b)(c)..................      1,229
      30,000  Bakers Hughes...........................        986
      10,000  Carbo Ceramics, Inc. (c)................        220
      30,000  Dresser Industries, Inc. ...............        885
     290,000  Global Marine, Inc. (c).................      4,024
     110,900  Lyondell Petrochemical (b)..............      2,675
      99,800  Noble Affiliates, Inc. (b)..............      3,767
      35,000  Rutherford-Moran Oil Corp. (c)..........        853
      30,000  Smith International, Inc. (c)...........        904
     100,000  Weatherford Enterra, Inc. (c)...........      3,000
                                                        ---------
                                                           23,415
                                                        ---------
Packaging (1.1%):
      65,600  Sealed Air Corp. (c)....................      2,206
     143,200  Sonoco Products Co. (b).................      4,063
                                                        ---------
                                                            6,269
                                                        ---------
Pharmaceuticals (1.9%):
      70,300  Biogen (c)..............................      3,858
     227,600  Ivax Corp. (b)..........................      3,613
      19,900  Mylan Laboratories......................        343
      80,000  Watson Pharmaceutical, Inc. (c).........      3,030
                                                        ---------
                                                           10,844
                                                        ---------
 SHARES OR
 PRINCIPAL                    SECURITY                   MARKET
   AMOUNT                   DESCRIPTION                   VALUE
------------  ----------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Printing & Publishing (0.4%):
      23,700  Belo (A.H.) Corp., Series A.............  $     883
      25,000  Scholastic Corp. (c)....................      1,550
                                                        ---------
                                                            2,433
                                                        ---------
Real Estate (1.1%):
     217,000  Imperial Credit Industries, Inc. (c)....      6,564
                                                        ---------
Research & Development (2.4%):
     105,000  Centocor (c)............................      3,137
      64,300  Chiron Corp. (b)(c).....................      6,301
      81,100  Genzyme Corp., General Division
                (b)(c)................................      4,075
                                                        ---------
                                                           13,513
                                                        ---------
Restaurants (0.8%):
      65,000  Lone Star Steakhouse & Saloon (c).......      2,454
      70,000  Outback Steakhouse (c)..................      2,414
                                                        ---------
                                                            4,868
                                                        ---------
Retail Stores/Catalog (4.5%):
     135,000  Bed Bath & Beyond, Inc. (c).............      3,611
      30,000  Claire's Stores, Inc. ..................        803
     110,000  Kohl's Corp. (c)........................      4,029
      30,000  Land's End..............................        743
      80,000  Micro Warehouse, Inc. (c)...............      1,600
     272,100  Office Depot, Inc. (b)(c)...............      5,543
     256,400  Staples (b)(c)..........................      5,000
     140,000  Viking Office Products (c)..............      4,393
                                                        ---------
                                                           25,722
                                                        ---------
Retail--Special Line (0.5%):
     120,000  Compucom Systems, Inc. (c)..............      1,305
      20,000  Tiffany & Company.......................      1,460
                                                        ---------
                                                            2,765
                                                        ---------
Services (0.5%):
      25,000  Accustaff, Inc. (c).....................        681
      70,000  Olsten Corp. ...........................      2,057
                                                        ---------
                                                            2,738
                                                        ---------
Technology (1.9%):
     220,200  International Game Technologies.........      3,715
     102,300  Linear Technology Corp. ................      3,069
      40,000  Verifone (c)............................      1,690
      70,000  Xilinx, Inc. (b)(c).....................      2,223
                                                        ---------
                                                           10,697
                                                        ---------
Telecom Equipment (2.3%):
      10,000  Boston Communications Group (c).........        165
     155,000  U.S. Robotics Corp. (b)(c)..............     13,253
                                                        ---------
                                                           13,418
                                                        ---------

CONTINUED

                                                                          55----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                    SECURITY                   MARKET
   AMOUNT                   DESCRIPTION                   VALUE
------------  ----------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Textile Products (1.5%):
      95,000  Cintas Corp. ...........................  $   5,083
       5,000  Designer Holdings Ltd. (c)..............        133
      65,000  Jones Apparel Group, Inc. (c)...........      3,193
                                                        ---------
                                                            8,409
                                                        ---------
Transportation (1.3%):
      20,000  Atlas Air, Inc. (c).....................      1,150
     112,500  Illinois Central Corp. .................      3,192
      78,000  Kansas City Southern Industries.........      3,344
                                                        ---------
                                                            7,686
                                                        ---------
Telecommunications (3.5%):
     306,500  American Portable Telecom (c)...........      3,295
     300,000  Frontier Corp. .........................      9,187
      25,000  Lucent Technologies, Inc. ..............        947
      50,000  Panamsat Corp. (c)......................      1,450
     135,000  360 Communications Co. (c)..............      3,240
      80,000  Vanguard Cellular Systems, Class A (c)..      1,740
                                                        ---------
                                                           19,859
                                                        ---------
Telecommunications--Services & Equipment (2.9%):
     145,000  ADC Telecommunications, Inc. (c)........      6,525
 SHARES OR
 PRINCIPAL                    SECURITY                   MARKET
   AMOUNT                   DESCRIPTION                   VALUE
------------  ----------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Telecommunications--Services & Equipment, continued:
      95,000  Century Telephone Enterprises...........  $   3,028
      80,000  Federal Signal Corp. ...................      1,880
      80,000  Octel Communications Corp. (c)..........      1,580
      55,000  Tellabs, Inc. (c).......................      3,678
                                                        ---------
                                                           16,691
                                                        ---------
Wholesale Distribution (1.0%):
      75,700  Cardinal Health, Inc. ..................      5,460
                                                        ---------
  Total Common Stocks                                     533,392
                                                        ---------
REPURCHASE AGREEMENTS (11.7%):
 $66,907,000  Lehman Brothers, 5.51%, 7/1/96,
                (Collateralized by $69,645,000 Federal
                Home Loan Bank notes, 0.00% - 7.23%,
                12/28/98 - 2/23/06, market
                value--$68,250).......................     66,907
                                                        ---------
  Total Repurchase Agreements                              66,907
                                                        ---------
Total Cost--$592,135 (a)                                $ 600,299
                                                        ---------
                                                        ---------

------------

Percentages indicated are based on net assets of $573,487.

      (a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately
           $5,991. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...................................................  $  29,598
Unrealized depreciation...................................................    (27,425)
                                                                            ---------
Net unrealized appreciation...............................................  $   2,173
                                                                            ---------
                                                                            ---------

      (b)  A portion of this security was loaned as of June 30, 1996

      (c)  Non-income producing securities.

SEE NOTES TO FINANCIAL STATEMENTS.

----56

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GULF SOUTH GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS (98.3%):
Airlines (1.9%):
     70,000  Atlantic Southeast Airlines, Inc. .........  $   1,978
                                                          ---------
Auto Parts (0.7%):
     30,000  Discount Auto Parts, Inc. (c)..............        761
                                                          ---------
Banking (0.6%):
     50,000  Alabama National Bankcorp..................        637
                                                          ---------
Banking & Financial Services (3.1%):
     20,000  CCB Financial Corp. .......................      1,025
     25,000  Centura Banks, Inc. .......................        919
     30,000  First American Corp. ......................      1,264
                                                          ---------
                                                              3,208
                                                          ---------
Beverages & Tobacco (0.5%):
     15,000  Coca-Cola Bottling Co. ....................        529
                                                          ---------
Building Products (1.5%):
     25,000  NCI Building Systems, Inc. (c).............        844
     10,000  Texas Industries, Inc. ....................        686
                                                          ---------
                                                              1,530
                                                          ---------
Chemicals (1.0%):
      6,000  Cytec Industries, Inc. (c).................        513
     25,000  First Mississippi Corp. ...................        556
                                                          ---------
                                                              1,069
                                                          ---------
Commercial Services (6.1%):
     15,000  Central Parking Corp. .....................        444
     30,000  Corestaff, Inc. (c)........................      1,343
     80,000  Medaphis Corp. (c).........................      3,180
     25,000  Phymatrix, Inc. (b)(c).....................        581
     30,000  Vincam Group, Inc. (c).....................        780
                                                          ---------
                                                              6,328
                                                          ---------
Computer Hardware (3.4%):
     40,000  Boca Research, Inc. (b)(c).................        730
     35,000  CHS Electronics, Inc. (c)..................        472
     25,000  Dell Computer Corp. (c)....................      1,272
     60,000  Zebra Technologies, Class A (c)............      1,065
                                                          ---------
                                                              3,539
                                                          ---------
Computer Software (4.1%):
     35,000  Acxicom Corp. (c)..........................      1,195
     20,000  Continuum, Inc. (c)........................      1,160
     15,000  Datastream Systems, Inc. (c)...............        529
     12,000  Micros Systems, Inc. (c)...................        334
     50,000  Network General Corp. (c)..................      1,075
                                                          ---------
                                                              4,293
                                                          ---------
Data Processing & Reproduction (0.7%):
     32,600  Total System Services, Inc. ...............        746
                                                          ---------

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

Electrical & Electronic (2.3%):
     35,000  Allen Group, Inc. .........................  $     761
     24,900  Benchmark Electronics, Inc. (c)............        722
     30,000  Tech-Sym Corp. (c).........................        893
                                                          ---------
                                                              2,376
                                                          ---------
Electrical Equipment (3.8%):
     30,000  Kemet Corp. (c)............................        600
     22,000  Kent Electronics Corp. (c).................        687
     50,000  Kuhlman Corp. .............................        869
     45,000  SCI Systems, Inc. (b)(c)...................      1,828
                                                          ---------
                                                              3,984
                                                          ---------
Electronic Components/Instruments (0.5%):
     30,000  Dallas Semi-Conductors.....................        544
                                                          ---------
Entertainment (1.7%):
     40,000  Movie Gallery (b)(c).......................        840
     20,000  Regal Cinemas, Inc. (c)....................        915
                                                          ---------
                                                              1,755
                                                          ---------
Environmental Services (0.5%):
     30,000  Imco Recycling, Inc. ......................        540
                                                          ---------
Financial--Banking (3.2%):
     50,000  Eagle Bancshares, Inc. ....................        794
     40,000  First Financial Holdings, Inc. ............        720
     30,000  Synovus Financial Corp. ...................        649
     40,000  Union Planters Corp. (b)...................      1,215
                                                          ---------
                                                              3,378
                                                          ---------
Financial Services (9.5%):
     80,000  Amresco, Inc. .............................      1,370
     40,000  Concord EFS, Inc. (c)......................      1,420
     20,000  First Commerce Corp. (b)...................        707
     50,000  Olympic Financial Ltd. (b)(c)..............      1,150
    100,000  Regional Acceptance Corp. (c)..............      1,163
     25,000  Regions Financial Corp. (b)................      1,169
     85,000  United Cos. Financial Corp. (b)............      2,890
                                                          ---------
                                                              9,869
                                                          ---------
Food Products & Services (1.6%):
     17,000  Dekalb Genetics Corp. .....................        442
     30,000  Foodbrands America, Inc. (c)...............        386
     35,000  Longhorn Steaks, Inc. (c)..................        875
                                                          ---------
                                                              1,703
                                                          ---------
Funeral Services (2.2%):
     75,000  Stewart Enterprises, Inc., Class A.........      2,344
                                                          ---------
Forest Products (0.5%):
     20,000  Caraustar Industries, Inc. ................        530
                                                          ---------
Health Care (1.4%):
     30,000  Healthsouth Corp. (c)......................      1,080

CONTINUED

                                                                          57----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GULF SOUTH GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     15,000  Invacare Corp. ............................  $     352
                                                          ---------
                                                              1,432
                                                          ---------
Homebuilders (1.2%):
     55,000  Cavalier Homes, Inc. ......................      1,272
                                                          ---------
Insurance (2.4%):
     25,000  Protective Life Corp. .....................        878
     20,000  Provident Cos., Inc. ......................        740
     25,000  Triad Guaranty, Inc. (c)...................        919
                                                          ---------
                                                              2,537
                                                          ---------
Jewelry (0.6%):
     25,000  Friedman's, Inc., Class A (c)..............        637
                                                          ---------
Leisure (0.4%):
     30,000  Action Performance Co., Inc. (b)(c)........        439
                                                          ---------
Machine--Diversified (3.9%):
     33,000  Agco Corp. (c).............................        916
     20,000  Blount International, Inc. ................        630
     40,000  Computational Systems, Inc. (c)............        865
     50,000  Input/Output, Inc. (c).....................      1,619
                                                          ---------
                                                              4,030
                                                          ---------
Manufacturing--Capital Goods (2.2%):
     75,000  Maverick Tube Corp. (c)....................        881
     40,000  Wolverine Tube, Inc. (c)...................      1,400
                                                          ---------
                                                              2,281
                                                          ---------
Manufacturing--Consumer Goods (0.5%):
     10,000  Ionics, Inc. (c)...........................        470
                                                          ---------
Manufactured Housing (1.2%):
     20,000  American Homestar Corp. (c)................        520
     34,000  Oakwood Homes Corp. .......................        701
                                                          ---------
                                                              1,221
                                                          ---------
Medical--Biotechnology (0.9%):
     25,000  Cryolife, Inc. (c).........................        925
                                                          ---------
Medical Equipment & Supplies (0.6%):
     15,000  IDEXX Laboratories, Inc. (c)...............        589
                                                          ---------
Medical Supplies (1.5%):
     50,000  Immucor, Inc. (c)..........................        600
     35,000  Nabi, Inc. (c).............................        332
     42,000  Sano Corp. (c).............................        651
                                                          ---------
                                                              1,583
                                                          ---------
Medical--Hospital Management & Service (1.1%):
     60,000  Inphynet Medical Management, Inc. (c)......      1,125
                                                          ---------
Metals (0.8%):
     35,000  Quanex Corp. ..............................        827
                                                          ---------
  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

Oil & Gas Exploration Products & Services (8.3%):
     75,000  Benton Oil & Gas Co. (c)...................  $   1,650
     25,000  Geoscience Corp. (c).......................        350
     25,000  Newpark Resources, Inc. (c)................        919
     20,000  Nuevo Energy Co. (c).......................        645
     60,000  Patterson Energy, Inc. (c).................        930
     75,000  Pride Petroleum Services, Inc. (b)(c)......      1,069
     12,000  Seacor Holdings, Inc. (c)..................        537
     32,000  Stone Energy Corp. (c).....................        640
     27,000  Swift Energy Co. (b)(c)....................        486
     60,000  Tuboscope Vetco International Corp. (c)....        667
     20,000  United Meridian Corp. (c)..................        720
                                                          ---------
                                                              8,613
                                                          ---------
Pharmaceuticals (0.7%):
     26,500  Intercardia, Inc. (c)......................        755
                                                          ---------
Printing & Publishing (0.8%):
     30,000  Scientific Games Holdings Corp. (c)........        870
                                                          ---------
Restaurants (0.9%):
     35,000  Apple South, Inc. .........................        936
                                                          ---------
Retail Stores/Catalog (0.8%):
     25,000  Gadzooks', Inc. (c)........................        806
                                                          ---------
Retail--Special Line (1.9%):
     40,000  Garden Ridge Corp. (b)(c)..................      2,020
                                                          ---------
Services (3.7%):
    120,000  Accustaff, Inc. (c)........................      3,270
     20,000  Envoy Corp. (c)............................        585
                                                          ---------
                                                              3,855
                                                          ---------
Telecom Equipment (1.5%):
     30,000  Coherent Communication System Corp. (c)....        637
     25,000  Tessco Technologies, Inc. (c)..............        913
                                                          ---------
                                                              1,550
                                                          ---------
Telecommunications (4.1%):
     30,000  LCI International, Inc. (b)(c).............        941
     60,000  Worldcom, Inc. (c).........................      3,323
                                                          ---------
                                                              4,264
                                                          ---------
Telecommunications--Services & Equipment (2.2%):
     25,000  Aspect Telecommunications, Inc. (c)........      1,238
     35,000  DSC Communications Corp. (c)...............      1,054
                                                          ---------
                                                              2,292
                                                          ---------
Textile Products (2.3%):
     40,000  Conso Products Co. (c).....................        650
     35,000  Mohawk Industries Co. (c)..................        621
     15,000  Nautica Enterprises, Inc. (c)..............        431

CONTINUED

----58

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GULF SOUTH GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
Textile Products, continued:
     30,000  Westpoint Stevens, Inc. (c)................  $     717
                                                          ---------
                                                              2,419
                                                          ---------
Tobacco (0.5%):
     30,000  Dimon, Inc. ...............................        555
                                                          ---------
Transportation (1.0%):
     45,000  Trico Marine Services, Inc. (c)............      1,001
                                                          ---------
Wholesale Distribution (1.5%):
     15,000  Nuco2, Inc. (c)............................        461
     50,000  Tech Data Corp. (c)........................      1,088
                                                          ---------
                                                              1,549
                                                          ---------
  Total Common Stocks                                       102,494
                                                          ---------
  Total Investments, at value                               102,494
                                                          ---------
  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------

REPURCHASE AGREEMENTS (1.5%)
$ 1,538,000  Lehman Brothers, 5.51%, 7/1/96,
               (Collateralized by $1,570,000 FNMA Note,
               5.47%, 6/20/97, market value-- $1,570)...  $   1,538
                                                          ---------
  Total Repurchase Agreements                                 1,538
                                                          ---------
Total (Cost--$81,892)(a)                                  $ 104,032
                                                          ---------
                                                          ---------

------------

Percentages indicated are based on net assets of $104,272.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation....................................................  $  25,368
Unrealized depreciation....................................................     (3,228)
                                                                             ---------
Net unrealized appreciation................................................  $  22,140
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of June 30, 1996.

      (c)  Non-income producing securities.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          59----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS (96.8%):
ARGENTINA (0.7%):
Automotive (0.0%):
      13,605  Ciadea SA.................................  $      97
                                                          ---------
Beverages & Tobacco (0.0%):
          53  Buenos Airos Embottelladora...............         35
                                                          ---------
Oil & Gas Exploration, Production & Services (0.4%):
     101,106  Cia Naviera Perez.........................        671
      29,801  YPF Sociedad Anonima......................        682
                                                          ---------
                                                              1,353
                                                          ---------
Telecommunications (0.3%):
      89,920  Telecom Argentina, Class B................        424
     258,880  Telefonica de Argentina, Class B..........        773
                                                          ---------
                                                              1,197
                                                          ---------
  Total Argentina                                             2,682
                                                          ---------
AUSTRALIA (2.1%):
Banking (0.5%):
     119,800  National Australia Bank Ltd. .............      1,109
     170,900  Westpac Banking Corp. ....................        757
                                                          ---------
                                                              1,866
                                                          ---------
Broadcasting & Publishing (0.3%):
     156,600  News Corp. Ltd. ..........................        889
                                                          ---------
Building Products (0.3%):
     220,700  Boral Ltd. ...............................        573
     126,700  Pioneer International Ltd. ...............        369
                                                          ---------
                                                                942
                                                          ---------
Diversified (0.0%):
      40,400  Southcorp Holdings Ltd. ..................        100
                                                          ---------
Energy (0.4%):
     104,520  Broken Hill Proprietary Ltd. .............      1,445
                                                          ---------
Industrial Goods & Services (0.1%):
     102,800  CSR Ltd. .................................        363
                                                          ---------
Manufacturing--Consumer Goods (0.1%):
     158,400  Email Ltd. ...............................        411
                                                          ---------
Metals & Mining (0.2%):
      34,600  Newcrest Mining Ltd. .....................        139
      79,400  WMC Holding Ltd. .........................        569
                                                          ---------
                                                                708
                                                          ---------
Metals (0.1%):
     229,000  M.I.M. Holdings Ltd. .....................        296
      27,600  Renison Goldfields Consolidated Ltd. .....        134
                                                          ---------
                                                                430
                                                          ---------
Real Estate (0.1%):
     138,000  General Property Trust....................        237

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
AUSTRALIA, CONTINUED:
Real Estate, continued:

      81,100  Westfield Trust...........................  $     146
                                                          ---------
                                                                383
                                                          ---------
Retail Stores/Catalog (0.0%):
      25,730  Coles Myer Ltd. ..........................         94
                                                          ---------
Transportation (0.0%):
      54,600  TNT Ltd. .................................         61
                                                          ---------
  Total Australia                                             7,692
                                                          ---------
AUSTRIA (1.2%):
Airlines (0.0%):
         950  Austrian Airlines/Oesterreichische
                Luftverskehrs AG........................        146
                                                          ---------
Banking & Financial Services (0.4%):
      13,650  Bank of Austria...........................      1,097
       1,950  Bank of Austria AG, Participating
                Certificates............................         66
       6,050  Creditanstalt Bankverein..................        400
                                                          ---------
                                                              1,563
                                                          ---------
Beverages & Tobacco (0.1%):
       3,000  Osterreichische Brau Beteiligungs AG......        171
                                                          ---------
Building Products (0.2%):
       2,830  Constantia Industries.....................        119
       8,905  Radex-Heraklith Indutriebeteiligungs AG...        278
       1,575  Wienerberger Baustoffindustrie AG.........        318
                                                          ---------
                                                                715
                                                          ---------
Chemicals (0.0%):
       1,400  Lenzing AG................................         88
                                                          ---------
Containers & Packaging (0.1%):
       3,140  Constantia Verpackungen...................        176
                                                          ---------
Environmental Services (0.0%):
         900  BWT AG....................................        115
                                                          ---------
Insurance (0.1%):
       1,100  EA Generali AG............................        326
                                                          ---------
Manufacturing-Consumer Goods (0.0%):
       6,500  Steyr-Daimler-Puch AG (b).................        100
                                                          ---------
Oil & Gas Exploration, Production & Services (0.2%):
       7,050  OEMV AG...................................        714
                                                          ---------
Utilities--Electric & Gas (0.1%):
       5,350  Osterreichische Elekrizitaitswirts AG,
                Class A.................................        408
                                                          ---------
  Total Austria                                               4,522
                                                          ---------

CONTINUED

----60

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
BELGIUM (1.7%):
Airlines (0.1%):
       2,990  ACEC-Union Miniere SA.....................  $     229
                                                          ---------
Banking (0.2%):
         935  Kredietbank...............................        280
       1,302  Kredietbank VVPR..........................        388
                                                          ---------
                                                                668
                                                          ---------
Chemicals (0.2%):
       1,353  Solvay et Cie SA..........................        830
                                                          ---------
Commitments (0.1%):
       1,472  Generale de Banque SA.....................        511
                                                          ---------
Energy (0.2%):
       2,236  Petrofina SA..............................        700
                                                          ---------
Industrial Holding Company (0.0%):
       1,116  Groupe Bruxelles Lambert-PS...............        140
                                                          ---------
Insurance (0.1%):
       1,592  Fortis AG.................................        209
         699  Royale Belge SA...........................        137
                                                          ---------
                                                                346
                                                          ---------
Merchandising (0.3%):
      18,051  Delhaize-Le Lion PS.......................        902
                                                          ---------
Utilities--Electric & Gas (0.5%):
       9,224  Electrabel NPV............................      1,970
                                                          ---------
  Total Belgium                                               6,296
                                                          ---------
BRAZIL (0.7%):
Beverages & Tobacco (0.0%):
      91,000  Cia Cervejaria Brahma.....................         54
      41,000  Cia Cervejaria Brahma.....................         26
                                                          ---------
                                                                 80
                                                          ---------
Building Products (0.0%):
       5,000  Cia Vidraria Santa Maria..................         20
                                                          ---------
Chemicals (0.0%):
     242,000  Copesul-Companhia Pertoquimica do Sol.....         16
  36,151,000  White Martins SA..........................         50
                                                          ---------
                                                                 66
                                                          ---------
Energy (0.0%):
   3,516,000  Cia Paranaense de Energia.................         40
                                                          ---------
Food Products (0.0%):
     141,000  Sadia Concordia SA........................        100
                                                          ---------
Oil & Gas Exploration, Production & Services (0.1%):
     978,000  Petroleo Brasiliero SA....................        122
                                                          ---------
Steel (0.2%):
   1,955,100  Cia de Acos Especias Itabira-Acesita......          6
       9,064  Companhia Vale do Rio Doce................        225
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
BRAZIL, CONTINUED:
Steel, continued:

      11,664  Companhia Vale do Rio Doce................  $     234
   3,589,000  Sioerurgica Nacional CSN..................         93
                                                          ---------
                                                                558
                                                          ---------
Telecommunications (0.2%):
   5,392,819  Telecomunicacoes Brasileiras SA (b).......        321
   5,268,000  Telecomunicacoes Brasileiras SA (b).......        377
     828,000  Telesp Tel Sao Paulo (b)..................        146
                                                          ---------
                                                                844
                                                          ---------
Tobacco (0.0%):
      13,000  Souza Cruz................................        114
                                                          ---------
Utilities--Electric & Gas (0.2%):
   1,211,000  Centrais Electricas.......................        332
     378,000  Centrais Electricas Brasilieras...........        107
   1,426,000  Cia Energetica de Minas Gerais (b)........         38
     355,000  Light Servicos de Electricidade (b).......         98
                                                          ---------
                                                                575
                                                          ---------
  Total Brazil                                                2,519
                                                          ---------
DENMARK (1.5%):
Agriculture (0.0%):
       2,500  Korn-Og Foderstof Kompagniet A/S..........        113
                                                          ---------
Banking & Financial Services (0.2%):
       6,700  Danske Bank...............................        449
       5,600  Unidanmark A/S, Class A...................        260
                                                          ---------
                                                                709
                                                          ---------
Beverages & Tobacco (0.2%):
       3,550  Carlsberg AG..............................        209
       7,300  Carlsberg A/S.............................        429
                                                          ---------
                                                                638
                                                          ---------
Commercial Services (0.0%):
       2,850  International Service System A/S, Class
                B.......................................         64
                                                          ---------
Electrical & Electronic (0.0%):
         150  NKT Holdings A/S..........................          7
                                                          ---------
Engineering (0.0%):
       2,250  FLS Industries A/S, Class B...............        226
                                                          ---------
Food & Household Products (0.1%):
       3,072  Royal Copenhagen A/S, Class A.............        259
                                                          ---------
Food Products & Services (0.1%):
       2,750  Superfos A/S..............................        256
                                                          ---------
Pharmaceuticals (0.5%):
      13,000  Novo Nordisk A/S, Class B.................      1,840
                                                          ---------

CONTINUED

                                                                          61----
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--------------------------------------------------------------------------------

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INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
DENMARK, CONTINUED:
Telecommunications (0.2%):
      12,650  Tele Danmark A/S, Class B.................  $     633
                                                          ---------
Transportation & Shipping (0.2%):
          13  D/S 1912, Class B.........................        295
           9  D/S Svendborg, Class B....................        294
         300  J. Lauritzen Holdings A/S, Class B (b)....         34
                                                          ---------
                                                                623
                                                          ---------
  Total Denmark                                               5,368
                                                          ---------
FINLAND (0.5%):
Banking & Financial Services (0.1%):
      85,506  Merita Ltd. (b)...........................        179
                                                          ---------
Forest Products (0.2%):
      34,360  UPM-Kymmene OY (b)........................        711
                                                          ---------
Insurance (0.1%):
       3,100  Sampo Insurance Co., Class A..............        179
                                                          ---------
Telecommunications (0.1%):
      10,900  Nokia AB, Class A.........................        401
       6,500  Nokia AB, Class K.........................        237
                                                          ---------
                                                                638
                                                          ---------
  Total Finland                                               1,707
                                                          ---------
FRANCE (8.9%):
Automotive (0.2%):
       5,600  PSA Peugeot Citroen.......................        749
                                                          ---------
Banking (0.8%):
      19,400  Banque National de Paris..................        681
      19,950  Compagnie de Suez.........................        730
      10,750  Compagnie Financiere de Paribas SA........        635
       8,273  Societe Generale de Paris.................        909
                                                          ---------
                                                              2,955
                                                          ---------
Banking & Financial Services (0.0%):
       5,900  Credit Foncier de France (b)..............         38
                                                          ---------
Beverages & Tobacco (0.7%):
       8,140  LVMH Moet Hennessy Louis Vuitton..........      1,931
       8,120  Pernod Ricard.............................        521
                                                          ---------
                                                              2,452
                                                          ---------
Broadcast/Cable (0.2%):
       2,450  Canal Plus................................        599
                                                          ---------
Building Products (0.3%):
       2,850  Imetal....................................        404
      11,958  Lafarge Coppee............................        724
                                                          ---------
                                                              1,128
                                                          ---------
Business Services (0.5%):
      13,250  Compagnie Generale des Eaux...............      1,480
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
FRANCE, CONTINUED:
Business Services, continued:
       3,250  Havas SA..................................  $     266
                                                          ---------
                                                              1,746
                                                          ---------
Chemicals (0.5%):
       5,455  L'Air Liquide.............................        963
      26,850  Rhone Poulenc SA..........................        706
                                                          ---------
                                                              1,669
                                                          ---------
Commercial Services (0.3%):
       2,200  Ecco SA...................................        553
       1,300  Sodexho SA................................        577
                                                          ---------
                                                              1,130
                                                          ---------
Construction (0.1%):
       3,700  Bouygues..................................        413
                                                          ---------
Defense (0.2%):
         450  Societe d'Applications Generales
                D'electricite et de Mecanique...........        270
      15,350  Thomson CSF...............................        431
                                                          ---------
                                                                701
                                                          ---------
Diversified (0.1%):
       1,440  Chargeurs International SA (b)............         64
       7,750  Lagardere Group (b).......................        200
                                                          ---------
                                                                264
                                                          ---------
Electrical & Electronic (0.8%):
      11,800  Alcatel Alsthom...........................      1,029
       4,750  Legrand...................................        849
      16,900  Schneider SA..............................        886
                                                          ---------
                                                              2,764
                                                          ---------
Energy (1.0%):
      31,750  Societe Elf Aquitane SA...................      2,335
      17,850  Compagnie Francaise de Petroleum Total SA,
                Class B.................................      1,324
                                                          ---------
                                                              3,659
                                                          ---------
Engineering (0.1%):
       3,050  Societe Technip SA........................        281
                                                          ---------
Food & Household Products (0.2%):
       4,450  Eridania Beghin Say.......................        697
                                                          ---------
Food Products & Services (0.2%):
       5,250  Danone Group..............................        794
                                                          ---------
Health & Personal Care (0.5%):
       4,450  L'Oreal...................................      1,477
       7,260  Sanofi SA.................................        544
                                                          ---------
                                                              2,021
                                                          ---------

CONTINUED

----62

--------------------------------------------------------------------------------

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INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
FRANCE, CONTINUED:
Industrial Goods & Services (0.2%):
      17,650  Michelin Class B, Registered..............  $     863
                                                          ---------
Industrial Holding Companies (0.2%):
       8,750  Lyonnaise des Eaux Dumez..................        836
                                                          ---------
Insurance (0.3%):
      17,750  AZA SA....................................        971
                                                          ---------
Leisure (0.2%):
       4,350  Accor SA..................................        608
         250  Salomon SA................................        228
                                                          ---------
                                                                836
                                                          ---------
Manufacturing--Consumer Goods (0.2%):
       6,000  BIC.......................................        852
                                                          ---------
Media (0.1%):
       1,440  Pathe SA (b)..............................        338
                                                          ---------
Merchandising (0.7%):
       2,483  Carrefour (b).............................      1,391
       5,150  Casino Guichard Perrachon et Cie..........        213
       2,150  Pinault-Printemps Redoute.................        752
       1,200  Promodes..................................        346
                                                          ---------
                                                              2,702
                                                          ---------
Miscellaneous Materials & Commodities (0.3%):
       7,950  Compagnie de St. Gobain...................      1,064
                                                          ---------
Oil & Gas Exploration, Production & Services (0.0%):
         750  Compagnie Francaise de Petroleum Total
                SA......................................         41
                                                          ---------
Textile Products (0.0%):
       1,150  Dollfus-Mieg & Cie........................         51
                                                          ---------
Total France                                                 32,614
                                                          ---------
GERMANY (13.6%):
Airlines (0.2%):
       5,510  Lufthansa AG..............................        780
                                                          ---------
Automotive (1.7%):
       7,610  Daimler Benz AG (b).......................      4,072
       2,560  Man AG....................................        642
       3,670  Volkswagen AG.............................      1,366
                                                          ---------
                                                              6,080
                                                          ---------
Banking (2.0%):
      74,100  Bayer AG..................................      2,607
      17,300  Bayerische Vereinsbank AG.................        484
      58,760  Deutsche Bank AG..........................      2,783
      50,850  Dresdner Bank AG..........................      1,276
                                                          ---------
                                                              7,150
                                                          ---------
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
GERMANY, CONTINUED:
Banking & Financial Services (0.1%):
      19,100  Bayerische Hypotheken--und Wechsel--Bank
                AG......................................  $     464
                                                          ---------
Building Materials (0.1%)
         539  Heidelberger Zement AG....................        370
                                                          ---------
Business Services (0.4%):
       8,830  SAP AG....................................      1,301
                                                          ---------
Chemicals (1.1%):
      12,020  BASF AG...................................      3,423
       1,540  Degussa...................................        523
                                                          ---------
                                                              3,946
                                                          ---------
Conglomerates (1.6%):
       2,780  Preussag AG...............................        700
      79,330  VEBA AG...................................      4,216
       2,490  Viag AG...................................        991
                                                          ---------
                                                              5,907
                                                          ---------
Construction (0.1%):
         900  Hochtief AG...............................        402
                                                          ---------
Diversified (0.0%):
         490  Linotype-Hell AG (b)......................         24
                                                          ---------
Electrical & Electronic (1.0%):
      68,100  Siemens AG................................      3,650
                                                          ---------
Engineering (0.5%)
         220  Bilfinger & Berger Bau AG.................         93
       6,000  Fuer Industrie und Verkehrswesen AG.......        113
       4,540  Mannesmann AG.............................      1,563
                                                          ---------
                                                              1,769
                                                          ---------
Health Care (0.3%):
      16,760  Schering AG...............................      1,215
                                                          ---------
Insurance (2.5%):
       3,464  Allianz AG Holdings.......................      6,022
         440  Aachener und Muenchener-Beteiligungs AG
                (b).....................................        318
         110  Aachener und Muenchener-Beteiligungs AG
                (b).....................................         64
         247  Colonia Konzern AG (b)....................        197
          70  Muenshener Rueckver 1-Sicherungs
                Gesellschaft............................        117
       1,215  Muenshener Rueckver-Sicherungs
                Gesellschaft Vink.......................      2,482
                                                          ---------
                                                              9,200
                                                          ---------
Machinery & Equipment (0.1%):
      11,350  Kloeckner, Humbolt-Deutz AG (b)...........         41

CONTINUED

                                                                          63----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
GERMANY, CONTINUED:
Machinery & Equipment, continued:
         490  Linde AG..................................  $     318
                                                          ---------
                                                                359
                                                          ---------
Manufacturing--Consumer Goods (0.0%):
         220  Salamander AG.............................         28
                                                          ---------
Metals & Mining (0.3%):
       3,040  Fag Kugelfischer George Schaefer
                Kommanditgesellschaft Auf Aktien (b)....        455
       3,265  Thyssen AG................................        598
                                                          ---------
                                                              1,053
                                                          ---------
Personal Care Products (0.6%):
       2,050  Beiersdorf AG.............................      2,017
                                                          ---------
Retail--General Merchandise (0.0%):
       3,100  Douglas Holdings AG.......................        123
                                                          ---------
Retail Stores (0.3%):
         580  Asko Deutsche Kaufhaus AG.................        428
         500  Karstadt AG...............................        199
       1,170  Kaufhof Holdings AG.......................        442
                                                          ---------
                                                              1,069
                                                          ---------
Textile Products (0.0%):
         390  Escada AG.................................         70
                                                          ---------
Utilities--Electric & Gas (0.7%):
      65,470  Rheinisch-Westfaelisches
                Elektrizitaetswerk AG...................      2,546
                                                          ---------
  Total Germany                                              49,523
                                                          ---------
GREECE (0.8%):
Agriculture (0.0%):
       8,650  Hellenic Sugar Industry...................         81
                                                          ---------
Banking & Financial Services (0.5%):
      12,850  Alpha Credit Bank.........................        678
       9,931  Commercial Bank of Greece.................        324
       9,330  Ergo Bank.................................        513
       6,940  National Bank of Greece...................        341
                                                          ---------
                                                              1,856
                                                          ---------
Beverages & Tobacco (0.1%):
      11,050  Hellenic Bottling Co. SA..................        367
                                                          ---------
Building Products (0.2%):
      41,820  Heracles General Cement Co. ..............        502
                                                          ---------
Telecommunications (0.0%):
       3,090  Intracom SA (b)...........................         55
                                                          ---------
  Total Greece                                                2,861
                                                          ---------
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
HONG KONG (0.9%):
Airlines (0.0%):
      95,000  Cathay Pacific Airways Ltd. ..............  $     174
                                                          ---------
Banking (0.1%):
      69,240  Bank of East Asia.........................        253
                                                          ---------
Banking & Financial (0.1%):
      31,728  Wing Lung Bank............................        184
                                                          ---------
Broadcasting & Publishing (0.1%):
      95,000  Television Broadcasts.....................        357
                                                          ---------
Conglomerates (0.2%):
      68,000  Swire Pacific Ltd. Class A................        582
                                                          ---------
Electrical Equipment (0.0%):
     300,000  Elec & Eltek (Bermuda) International
                Holdings (b)............................         59
                                                          ---------
Electronic Components/Instruments (0.0%):
     252,000  Applied International Holdings Ltd. (b)...         22
                                                          ---------
Industrial Holding Company (0.2%):
     145,000  Hutchison Whampoa.........................        912
                                                          ---------
Printing & Publishing (0.0%):
     263,000  Oriental Press Group Ltd. ................        141
                                                          ---------
Real Estate (0.1%):
      40,000  Sun Hung Kai Properties Ltd. (b)..........        404
                                                          ---------
Telecommunications (0.1%):
     202,800  Hong Kong Telecommunications..............        364
                                                          ---------
  Total Hong Kong                                             3,452
                                                          ---------
INDONESIA (1.0%):
Agriculture (0.0%):
      53,000  Sinar Mas Agro Resources..................         38
      86,000  Sinar Mas Agro Resources..................         61
                                                          ---------
                                                                 99
                                                          ---------
Auto Parts (0.1%):
     167,000  Astra International PT-Foreign Registry...        242
                                                          ---------
Banking & Financial Services (0.2%):
      60,500  Bank International Indonesia PT...........        299
     136,000  Bank International Indonesia PT-Foreign
                Registry................................        304
                                                          ---------
                                                                603
                                                          ---------
Building Products (0.1%):
      83,000  Indocement Tunggal Prakarsa PT-Foreign
                Registry................................        321
                                                          ---------
Forest Products (0.1%):
     203,000  Barito Pacific Timber.....................        133
      33,000  Init Indorayon Utama......................         32

CONTINUED

----64

--------------------------------------------------------------------------------

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INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
INDONESIA, CONTINUED:
Forest Products, continued:
      66,500  Init Indorayon Utama--Foreign Registry....  $     171
                                                          ---------
                                                                336
                                                          ---------
Telecommunications (0.1%):
     107,500  Indosat PT................................        361
                                                          ---------
Textile Products (0.1%):
   1,246,000  Polysindo Eka Perkasa PT-Foreign
                Registry................................        589
                                                          ---------
Tobacco (0.3%):
     166,000  Gudang Garam..............................        711
      45,500  Hanjaya Mandala Sampoerna.................        518
                                                          ---------
                                                              1,229
                                                          ---------
  Total Indonesia                                             3,780
                                                          ---------
IRELAND (0.2%):
Banking & Financial Services (0.2%):
     132,300  Allied Irish Banks........................        687
                                                          ---------
Beverages & Tobacco (0.0%):
      58,400  James Crean PLC...........................        233
                                                          ---------
  Total Ireland                                                 920
                                                          ---------
ITALY (7.0%):
Agriculture (0.1%):
     305,900  Parmalat Finanziaria SPA..................        411
                                                          ---------
Airlines (0.0%):
     206,000  Alitalia Italian SPA......................         92
                                                          ---------
Automotive (0.8%):
     616,100  Fiat SPA..................................      2,064
     330,500  Fiat SPA Privileged.......................        580
     106,100  Fiat SPA di Risp..........................        181
                                                          ---------
                                                              2,825
                                                          ---------
Banking (0.7%):
     378,000  Banca Commerciale Italiana................        760
     160,700  Banca Nazionale Dell'agricoltura SPA......         95
      82,800  Banco Ambrosiano Veneto SPA...............        222
     344,000  Credito Italiano..........................        403
     112,600  Istituto Bancario san Paolo di Torina.....        727
      31,680  Ras Savings...............................        165
                                                          ---------
                                                              2,372
                                                          ---------
Building Products (0.1%):
      28,000  Italcementi SPA...........................        225
                                                          ---------
Chemicals (0.1%):
     832,100  Montedison SPA............................        484
                                                          ---------
Computer Hardware (0.1%):
     371,000  Olivetti Ing & Co. SPA (b)................        200
                                                          ---------
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
ITALY, CONTINUED:
Engineering (0.0%):
     145,000  Impregilo SPA (b).........................  $     154
                                                          ---------
Financial Services (0.1%):
      68,720  Mediobanca Banca Di Credito Fina..........        436
                                                          ---------
Insurance (1.7%):
     218,680  Assicurazioni Generali SPA................      5,043
      22,600  La Previdenta Assicurazoni SPA............        127
      56,430  Riuniune Adriatici de Sicurta SPA.........        583
      62,800  Societa Assicuratrice Industriale SPA.....        600
                                                          ---------
                                                              6,353
                                                          ---------
Oil & Gas Exploration, Production & Services (0.6%):
     467,400  Ente Nazionale Idrocarburi SPA............      2,331
                                                          ---------
Paper Products (0.0%):
      25,500  Burgo (Cartiere) SPA......................        139
                                                          ---------
Restaurants (0.0%):
      44,204  Autogrill SPA (b).........................         51
                                                          ---------
Retail Stores (0.1%):
      35,600  La Rinascente SPA (b).....................        255
                                                          ---------
Steel (0.2%):
     155,000  Acciaerie e Ferriere, Lombarde, Falck
                SPA.....................................        580
                                                          ---------
Telecommunications (1.9%):
   1,265,760  Telecom Italia SPA........................      2,721
     329,300  Telecom Italia di Risp SPA................        449
   1,198,060  Telecom Italia Mobile SPA.................      2,677
     333,400  Telecom Italia Mobile di Risp SPA.........        575
      55,700  Sirti Italian SPA.........................        358
                                                          ---------
                                                              6,780
                                                          ---------
Textile Products (0.1%):
      33,400  Benetton Group SPA........................        431
                                                          ---------
Tire & Rubber (0.1%):
     240,900  Pirelli SPA...............................        403
                                                          ---------
Utilities--Electric & Gas (0.3%):
      92,400  Edison SPA................................        558
     106,900  Italgas...................................        399
                                                          ---------
                                                                957
                                                          ---------
  Total Italy                                                25,479
                                                          ---------
JAPAN (31.7%):
Agriculture (0.0%):
      25,000  Beet Sugar Manufacturing..................        137
                                                          ---------
Airlines (0.3%):
     115,000  Japan Air Lines (b).......................        930
                                                          ---------

CONTINUED

                                                                          65----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Aluminum (0.0%):
      10,000  Nippon Light Metal Co. ...................  $      57
                                                          ---------
Appliances & Household Products (1.4%):
     130,000  Matsushita Electric Industrial Co. .......      2,418
      11,000  Pioneer Electronics Corp. ................        262
      56,000  Sanyo Electric Co. .......................        342
      52,000  Sharp Corp. ..............................        910
      15,000  Sony Corp. ...............................        986
                                                          ---------
                                                              4,918
                                                          ---------
Automotive (1.8%):
      39,000  Honda Motor Co. ..........................      1,010
     134,000  Nissan Motors Co. ........................      1,189
      14,000  Toyoda Auto Loom Works....................        280
     161,000  Toyota Motor Co. .........................      4,022
                                                          ---------
                                                              6,501
                                                          ---------
Banking (6.2%):
     125,000  Asahi Bank Ltd. ..........................      1,447
     196,600  Bank of Tokyo-Mitsubishi..................      4,571
      78,000  Bank of Yokohama Ltd. ....................        708
      75,000  Chiba Bank................................        661
     162,000  Fuji Bank.................................      3,486
      44,000  Joyo Bank.................................        333
      57,000  Mitsui Trust & Banking Co. ...............        665
     178,000  Sakura Bank...............................      1,980
      50,000  Shizuoka Bank.............................        643
     180,000  Sumitomo Bank Ltd. .......................      3,479
     132,000  The Industrial Bank of Japan..............      3,273
     109,000  Tokai Bank................................      1,411
                                                          ---------
                                                             22,657
                                                          ---------
Banking & Financial Services (0.1%):
      27,000  Gunma Bank................................        300
                                                          ---------
Basic Industry (0.1%):
      42,000  Sekisui Chemical..........................        513
                                                          ---------
Beverages & Tobacco (0.3%):
       3,000  Asahi Breweries Ltd. .....................         35
      49,000  Kirin Brewery Co., Ltd. ..................        599
      36,000  Takara Shuzo Co., Ltd. ...................        368
                                                          ---------
                                                              1,002
                                                          ---------
Building Products (0.1%):
      20,000  Onoda Cement Co. .........................        115
       8,000  Tostem Corp. .............................        236
                                                          ---------
                                                                351
                                                          ---------
Chemicals (1.3%):
      72,000  Asahi Chemical Industry...................        513
      97,000  Denki Kagaku Kogyo K.K. ..................        350
      32,000  Kaneka Corp. .............................        215
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Chemicals, continued:
      53,000  Konica Corp. .............................  $     399
      26,000  Kureha Chemical Industry..................        146
      36,000  Mitsubishi Chemical.......................        166
      51,000  Mitsui Taotsu Chemical....................        201
      12,000  Nippon Shokubai K.K. Co. .................        116
      14,000  NOF Corp. ................................         87
       8,400  Shin-Etsu Chemical........................        161
      59,000  Showa Denko K.K. (b)......................        182
     100,000  Sumitomo Chemical Co., Ltd. ..............        477
      27,000  Takeda Chemical Industries................        478
      75,000  Toray Industries Inc. ....................        517
      72,000  Tosoh Corp. (b)...........................        320
      74,000  UBE Industries Co. .......................        281
                                                          ---------
                                                              4,609
                                                          ---------
Construction (0.8%):
      32,000  Aoki Corp. ...............................        119
      17,000  Daiwa House Industry Co., Ltd. ...........        263
      22,000  Haseko Corp. (b)..........................         95
      56,000  Kumagai Gumi Co., Ltd. ...................        225
      12,000  Misawa Homes Co., Ltd. ...................        117
      18,000  Okumura Corp. ............................        150
      20,000  Penta-Ocean Construction Co., Ltd. .......        135
      61,000  Sekisui House Ltd. .......................        695
      59,000  Shimizu Corp. ............................        651
      43,000  Taisei Corp. .............................        305
                                                          ---------
                                                              2,755
                                                          ---------
Consumer Goods & Services (0.2%):
      31,000  Nippon Sheet Glass........................        152
      45,000  Toto......................................        677
                                                          ---------
                                                                829
                                                          ---------
Data Processing & Reproduction (0.3%):
     117,000  Fujitsu Ltd. .............................      1,067
                                                          ---------
Distribution (0.4%):
      72,000  Itochu Corp. .............................        503
     226,000  Tomen Corp. ..............................        867
                                                          ---------
                                                              1,370
                                                          ---------
Diversified (0.1%):
       9,000  Amano Corp. ..............................        134
       4,000  Sanrio Co., Ltd. (b)......................         46
      18,000  Yamaha Corp. .............................        297
                                                          ---------
                                                                477
                                                          ---------
Electrical & Electronic (0.6%):
      10,000  Kyocera Corp. ............................        707
     116,000  Mitsubishi Electric Corp. ................        808
      17,000  Omron Corp. ..............................        361

CONTINUED

----66

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Electrical & Electronic, continued:
       7,000  Rohm......................................  $     462
                                                          ---------
                                                              2,338
                                                          ---------
Electrical Equipment (0.1%):
       7,100  SMC Corporation...........................        549
                                                          ---------
Electronic Components/Instruments (0.9%):
      11,000  Fanuc Co. Ltd. ...........................        437
       3,100  Hirose Electric...........................        191
     167,000  Hitachi Ltd. .............................      1,553
      68,000  NEC Corp. ................................        738
      23,000  Yokogawa Electric Corp. ..................        231
                                                          ---------
                                                              3,150
                                                          ---------
Energy (0.8%):
      51,000  Cosmo Oil Co., Ltd. ......................        315
     211,000  Japan Energy Corp. (Nikko Kyodo Co.,
                Ltd.)...................................        783
     264,000  Nippon Oil Co., Ltd. .....................      1,788
                                                          ---------
                                                              2,886
                                                          ---------
Engineering (0.5%):
       9,000  Daito Trust Construction Co. .............        135
      36,000  Fujita Corp. .............................        167
      33,000  Hazama Gumi...............................        144
      33,000  Kajima Corp. .............................        340
       9,900  Kinden Corp. .............................        157
      19,000  Nishimatsu Construction...................        208
      53,000  Obayashi Gumi.............................        479
       6,000  TOA Corp. ................................         41
                                                          ---------
                                                              1,671
                                                          ---------
Entertainment (0.0%):
       8,000  Tokyo Dome Corp. .........................        161
                                                          ---------
Financial Services (1.6%):
      11,000  Acom Co., Ltd. (b)........................        430
     125,000  Daiwa Securities Co. Ltd. ................      1,607
      59,000  Mitsubishi Trust & Banking Co. ...........        995
      18,000  Nikko Securities Co. .....................        202
      11,000  Nippon Shinpan Co. .......................         78
      83,000  Nomura Securities Co. ....................      1,619
       6,000  Orix Corp. ...............................        222
      76,000  Yamaichi Securities, Ltd. ................        521
      43,000  Yasuda Trust & Banking....................        272
                                                          ---------
                                                              5,946
                                                          ---------
Food & Household Products (0.5%):
      13,000  Ajinomoto Co., Inc. ......................        155
      39,000  Kao Corp. ................................        526
      62,000  Nippon Meat Packers, Inc. ................        882
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Food & Household Products, continued:
       4,000  Nissin Food Products......................  $     102
                                                          ---------
                                                              1,665
                                                          ---------
Food Products & Services (0.2%):
      24,000  Daiei Inc. ...............................        289
      29,000  House Foods Industry......................        550
                                                          ---------
                                                                839
                                                          ---------
Forest Products (0.3%):
      22,000  Honshu Paper Co., Ltd. ...................        156
      71,000  New Oji Paper Co., Ltd. ..................        612
      44,000  Nippon Paper Industries Co. ..............        275
                                                          ---------
                                                              1,043
                                                          ---------
Health & Personal Care (0.6%):
       9,000  Chugai Pharmaceutical Ltd. ...............         88
      20,000  Kyowa Hakko Kogyo Co., Ltd. ..............        191
      21,000  Lion Corp. ...............................        126
      27,000  Sankyo Co. ...............................        699
      57,000  Yamanouchi Pharmaceutical Co., Ltd. ......      1,237
                                                          ---------
                                                              2,341
                                                          ---------
Hotels & Lodging (0.0%):
       5,000  Fujita Kanko, Inc. .......................        100
                                                          ---------
Industrial Goods & Services (0.7%):
      57,000  Bridgestone Corp. ........................      1,086
      33,000  Mitsui Engineering & Shipbuilding Co.
                (b).....................................        100
      14,000  NGK Insulators Ltd. ......................        157
      50,000  Nippon Denso Ltd. ........................      1,085
      15,000  Sumitomo Electric Industries..............        215
                                                          ---------
                                                              2,643
                                                          ---------
Insurance (0.3%):
      39,000  Mitsui Marine & Fire Insurance Co. .......        310
      13,650  Nichido Fire & Marine Insurance Co.,
                Ltd. ...................................        105
      11,000  Nippon Fire & Marine Insurance Co. .......         72
      22,000  Sumitomo Marine & Fire Insurance Co. .....        192
      43,000  Tokio Marine & Fire Insurance Co. ........        572
                                                          ---------
                                                              1,251
                                                          ---------
Jewelry (0.1%):
      40,000  Citizen Watch.............................        333
                                                          ---------
Leasing (0.1%):
      45,000  Yamato Transport..........................        529
                                                          ---------
Machinery & Equipment (1.5%):
      20,000  Chiyoda Chemical Engineering..............        237
       9,000  Daifuku...................................        138
      15,000  Daikin Industries.........................        164

CONTINUED

                                                                          67----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Machinery & Equipment, continued:
       7,000  Ebara.....................................  $     112
      58,000  Iseki & Co. (b)...........................        268
      49,000  Komatsu...................................        482
      40,000  Koyo Seiko Co., Ltd. .....................        390
      26,000  Kubota Corp. .............................        171
      32,000  Minebea Co., Ltd. ........................        269
     229,000  Mitsubishi Heavy Industries...............      1,990
       4,000  Mori Seiki................................         80
      58,000  Niigata Engineering.......................        221
      25,000  NSK Ltd. .................................        189
      37,000  NTN Corp. ................................        261
      11,000  Tokyo Electron Ltd. ......................        320
                                                          ---------
                                                              5,292
                                                          ---------
Manufacturing--Capital Goods (0.6%):
      42,000  Fujikura..................................        348
      16,000  Kokuyo Co., Ltd. .........................        442
      21,000  Makita Corp. .............................        341
      15,000  Murata Manufacturing......................        567
      22,000  Noritake Co., Ltd. .......................        229
      22,000  Topy Industries Co. ......................        107
                                                          ---------
                                                              2,034
                                                          ---------
Manufacturing--Consumer Goods (0.7%):
      69,000  Canon Inc. ...............................      1,434
      33,000  Fuji Photo Film Ltd. .....................      1,041
       5,000  Sega Enterprise Ltd. .....................        233
                                                          ---------
                                                              2,708
                                                          ---------
Materials (0.0%):
      15,000  Sumitomo Cement...........................         73
                                                          ---------
Merchandising (0.7%):
      28,000  Ito Yokado Ltd. ..........................      1,687
      14,000  Jusco Ltd. ...............................        458
      10,000  Marui Ltd. ...............................        222
         900  Seven-Eleven Japan Ltd. ..................         57
                                                          ---------
                                                              2,424
                                                          ---------
Metals & Mining (0.4%):
      32,000  Furukawa Electric.........................        191
      66,000  Japan Steel Works.........................        217
      67,000  Mitsubishi Materials Corp. ...............        364
      30,000  Mitsui Mining Co., Ltd. (b)...............        168
      30,000  Mitsui Mining & Smelting..................        123
      22,000  Sumitomo Metal & Mining...................        190
      44,000  Toho Zinc.................................        282
                                                          ---------
                                                              1,535
                                                          ---------
Miscellaneous Materials & Commodities (0.1%):
      20,000  Asahi Glass Co., Ltd. (b).................        239
                                                          ---------
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Office Equipment & Services (0.3%):
      57,000  Dai Nippon Printing Co., Ltd. ............  $   1,102
                                                          ---------
Oil & Gas Exploration, Production & Service (0.3%):
       9,000  Arabian Oil Co. ..........................        421
       9,000  Showa Shell Sekiyu KK.....................         94
      66,000  Teikoko Oil...............................        452
                                                          ---------
                                                                967
                                                          ---------
Oil & Gas Transmission (0.1%):
      10,000  Iwatani International Corp. ..............         58
      17,000  Mitsubishi Oil Co. .......................        145
                                                          ---------
                                                                203
                                                          ---------
Packaging (0.1%):
       7,000  Toyo Seikan Kaisha........................        244
                                                          ---------
Pharmaceuticals (0.2%):
      12,000  Meiji Seika...............................         74
      13,000  Shionogi& Co. ............................        112
      29,000  Taisho Pharmacuetical.....................        627
                                                          ---------
                                                                813
                                                          ---------
Real Estate (0.7%):
      98,000  Mitsubishi Estate Co. ....................      1,349
      75,000  Mitsui Fudosan............................      1,012
                                                          ---------
                                                              2,361
                                                          ---------
Restaurants (0.0%):
       8,000  Skylark...................................        168
                                                          ---------
Retail Stores/Catalog (0.4%):
      10,000  Hankyu Department Stores..................        131
      12,000  Isetan....................................        182
      52,000  Nichii Co., Ltd. .........................        863
      26,000  Takashimaya Co. ..........................        403
                                                          ---------
                                                              1,579
                                                          ---------
Services (0.4%):
      12,000  Secom.....................................        792
      35,000  Toppan Printing...........................        511
                                                          ---------
                                                              1,303
                                                          ---------
Steel (0.9%):
      53,000  Daido Steel Co. ..........................        262
      27,000  Japan Metals & Chemicals (b)..............        143
     164,000  Kawasaki Steel Corp. .....................        591
     199,000  Nippon Kokan (b)..........................        602
      57,000  Nippon Metal Industry.....................        282
     280,000  Nippon Steel Corp. .......................        960
     125,000  Sumitomo Metal Industries.................        383
                                                          ---------
                                                              3,223
                                                          ---------

CONTINUED

----68

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Storage (0.1%):
      34,000  Mitsui-Soko...............................  $     307
                                                          ---------
Textile Products (0.4%):
     244,000  Kanebo Ltd. (b)...........................        727
      15,000  Kurabo Industries.........................         60
      31,000  Kuraray Co., Ltd. ........................        348
      13,000  Nisshinbo Industries......................        128
      12,000  Teijin....................................         65
      27,000  Toyobo....................................        101
      48,000  Unitika, Ltd. (b).........................        145
                                                          ---------
                                                              1,574
                                                          ---------
Transportation--Road & Railroad (1.0%):
      73,000  Hankyu Corp. .............................        427
      29,870  Keihin Electric Express Railway...........        177
     250,290  Kinki Nippon Railway......................      1,800
      47,000  Nippon Express Co. .......................        459
      35,020  Odakyu Railway............................        236
      18,000  Tobu Railway..............................        118
      46,000  Tokyo Corp. ..............................        350
                                                          ---------
                                                              3,567
                                                          ---------
Transportation & Shipping (0.2%):
       8,000  Kamigumi Co., Ltd. .......................         73
      18,000  Mitsui O.S.K. Lines, Ltd. (b).............         62
      27,000  Nippon Yusen..............................        156
       9,000  Seino Transportation......................        142
     123,000  Showa Line, Ltd. (b)......................        258
                                                          ---------
                                                                691
                                                          ---------
Utilities--Electric & Gas (1.3%):
      69,300  Kansai Electric Power.....................      1,586
      82,000  Osaka Gas Co., Ltd. ......................        300
      22,200  Tohoku Electric Power.....................        496
      80,500  Tokyo Electric Power......................      2,040
      92,000  Tokyo Gas Ltd. ...........................        336
                                                          ---------
                                                              4,758
                                                          ---------
Wholesale & International Trade (0.7%):
     123,000  Marubeni Corp. ...........................        673
      59,000  Mitsubishi Corp. .........................        775
      59,000  Mitsui & Co. .............................        534
      40,000  Sumitomo Corp. ...........................        355
                                                          ---------
                                                              2,337
                                                          ---------
  Total Japan                                               115,420
                                                          ---------
MALAYSIA (0.5%):
Agriculture (0.1%):
      94,000  Highlands & Lowlands Berhad...............        167
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
MALAYSIA, CONTINUED:
Agriculture, continued:
     146,000  Industrial Oxygen, Inc. Berhad............  $     202
                                                          ---------
                                                                369
                                                          ---------
Building Products (0.0%):
      80,000  Pan Malaysia Cement Works.................         88
                                                          ---------
Engineering (0.1%):
      86,000  Promet Berhad (b).........................         85
      18,585  United Engineers Berhad...................        129
                                                          ---------
                                                                214
                                                          ---------
Financial Services (0.1%):
      99,000  Idris Hydraulic Berhad (b)................        129
      94,000  Rashid Hussain............................        345
                                                          ---------
                                                                474
                                                          ---------
Food Products & Services (0.1%):
      70,000  Nestle Berhad.............................        564
                                                          ---------
Forest Products (0.0%):
      20,500  Land & General Holdings Berhad............         51
                                                          ---------
Hotels & Lodging (0.0%):
      29,500  Faber Group (b)...........................         31
                                                          ---------
Utilities--Electric & Gas (0.1%):
      51,000  Tenaga Nasional Berhad....................        214
                                                          ---------
  Total Malaysia                                              2,005
                                                          ---------
MEXICO (0.8%):
Beverages & Tobacco (0.0%):
       5,000  Grupo Continental SA, Series CP...........         19
      12,000  Grupo Embotelladoras de Mexico SA de CV
                (b).....................................         21
                                                          ---------
                                                                 40
                                                          ---------
Brewery (0.0%):
      13,000  Fomento Economico.........................         37
                                                          ---------
Building Products (0.1%):
       8,000  Apasco SA de CV...........................         44
      31,330  Cementos de Mexico SA de CV, Class A......        113
      16,200  Cementos de Mexico SA de CV, Class B......         64
       7,000  Cemex, SA de CV...........................         25
      17,960  Tolmex SA, Class B2 (b)...................         78
                                                          ---------
                                                                324
                                                          ---------
Diversified (0.1%):
      22,286  Alfa SA de CV.............................        100
       4,000  Desc SA de CV, Class A....................         21
       4,000  Desc SA de CV, Class B....................         22
         166  Desc SA de CV, Class C (b)................          1

CONTINUED

                                                                          69----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
MEXICO, CONTINUED:
Diversified, continued:
      36,500  Grupo Carso SA, Class A1 (b)..............  $     259
                                                          ---------
                                                                403
                                                          ---------
Engineering (0.0%):
       4,000  Empresas ICA Sociedad Controladora SA.....         56
      14,000  Grupo Tribasa SA de CV (b)................         40
                                                          ---------
                                                                 96
                                                          ---------
Financial Services (0.0%):
      32,000  Grupo Financiero Banamex, Class B (b).....         67
      75,000  Grupo Financiero Bancomer, Class B (b)....         33
                                                          ---------
                                                                100
                                                          ---------
Food & Household Products (0.2%):
      29,000  Kimberly-Clark de Mexico, Class A.........        528
                                                          ---------
Industrial Goods & Service (0.0%):
       7,000  Grupo Industrial, Class A.................         32
                                                          ---------
Merchandising (0.1%):
      38,000  Cifra SA de CV, Class B (b)...............         55
      51,000  Cifra SA de CV, Class C (b)...............         73
                                                          ---------
                                                                128
                                                          ---------
Metals & Mining (0.1%):
      18,000  Grupo Mexico SA (b).......................         55
      13,000  Industria Penoles.........................         60
                                                          ---------
                                                                115
                                                          ---------
Retail--General Merchandise (0.0%):
      39,000  Controladora Comercial Mexicana (b).......         36
                                                          ---------
Retail Stores/Catalog (0.0%):
      37,000  Cifra SA de CV............................         54
      42,000  El Puerto de Liverpool SA de CV...........         35
       4,000  Sears Roebuck De Mexico SA de CV (b)......         10
                                                          ---------
                                                                 99
                                                          ---------
Steel (0.0%):
       6,000  Altos Hornos de Mexico SA (b).............         49
       6,000  Hylsamex SA de CV.........................         26
                                                          ---------
                                                                 75
                                                          ---------
Telecommunications (0.2%):
       9,000  Grupo Televisa SA.........................        141
     269,000  Telefonos de Mexico SA....................        457
                                                          ---------
                                                                598
                                                          ---------
Tobacco (0.0%):
      17,000  Empresas La Modern........................         76
                                                          ---------
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
MEXICO, CONTINUED:
Transportation--Shipping (0.0%):
      29,880  Vitro SA..................................  $      69
                                                          ---------
Wholesale Distribution (0.0%):
      37,500  Grupo Casa Autrey SA de CV................         82
                                                          ---------
  Total Mexico                                                2,838
                                                          ---------
NETHERLANDS (2.6%):
Appliances & Household Products (0.1%):
      11,100  Philips Electronics NV....................        361
                                                          ---------
Banking (0.3%):
      20,150  ABN Amro Holdings NV......................      1,081
                                                          ---------
Beverages & Tobacco (0.1%):
       1,625  Heineken NV...............................        363
                                                          ---------
Broadcasting & Publishing (0.2%):
      42,700  Elsevier NV...............................        648
                                                          ---------
Chemicals (0.2%):
       5,500  Akzo Nobel NV.............................        659
       1,550  DSM NV....................................        154
                                                          ---------
                                                                813
                                                          ---------
Energy (0.9%):
      19,850  Royal Dutch Petroleum Co. NV..............      3,066
                                                          ---------
Financial Services (0.4%):
      51,650  Internationale Nederlanden Group NV.......      1,540
                                                          ---------
Food Products & Services (0.2%):
       5,700  Unilever NV...............................        825
                                                          ---------
Services (0.2%):
      17,050  Koninklijke PTT Nederland NV..............        645
                                                          ---------
  Total Netherlands                                           9,342
                                                          ---------
NEW ZEALAND (0.4%):
Appliances & Household Products (0.0%):
      52,200  Fisher & Paykel Industries................        167
                                                          ---------
Beverages & Tobacco (0.1%):
      78,200  Lion Nathan, Ltd. ........................        204
                                                          ---------
Broadcasting & Publishing (0.1%):
      34,837  Wilson & Horton, Ltd. ....................        232
                                                          ---------
Telecommunications (0.2%):
     205,400  Telecom Corp. of New Zealand, Ltd. .......        861
                                                          ---------
  Total New Zealand                                           1,464
                                                          ---------
NORWAY (0.6%):
Engineering (0.1%):
       6,090  Kvaerner A/S, Class A.....................        257
                                                          ---------
Entertainment (0.0%):
      42,880  NCL Holdings A/S (b)......................         98
                                                          ---------

CONTINUED

----70
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--------------------------------------------------------------------------------

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INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
NORWAY, CONTINUED:
Forest Products (0.1%):
       6,640  Norske Skogsindustrier A/S, Class B.......  $     185
                                                          ---------
Medical Equipment & Supplies (0.0%):
      12,800  Hafslund A/S Class A......................         81
                                                          ---------
Oil & Gas Exploration, Production & Services (0.4%):
       8,400  Aker A/S, Class A.........................        161
       5,880  Aker A/S, Class B.........................        105
      26,160  Norsk Hydro A/S...........................      1,281
                                                          ---------
                                                              1,547
                                                          ---------
Pharmaceuticals (0.0%):
      12,800  Nycomed ASA, Class B (b)..................        177
                                                          ---------
  Total Norway                                                2,345
                                                          ---------
PHILLIPINES (1.0%):
Agriculture (0.0%):
     310,700  Vitarich Corp. ...........................         37
                                                          ---------
Banking & Financial Services (0.2%):
       4,500  Far East Bank & Trust.....................        158
      10,230  Metropolitan Bank & Trust.................        287
      10,800  Phillippine Commercial International Bank
                (b).....................................        135
      15,390  Philippine National Bank..................        257
                                                          ---------
                                                                837
                                                          ---------
Beverages & Tobacco (0.1%):
      54,637  San Miguel Corp., Class B.................        189
                                                          ---------
Building Products (0.0%):
     353,000  Southeast Asia Cement Holding, Inc. (b)...         46
                                                          ---------
Diversified (0.1%):
     162,960  Ayala Corp., Class B......................        308
      38,000  Metro Pacific Corp. ......................         11
                                                          ---------
                                                                319
                                                          ---------
Homebuilders (0.0%):
      63,000  C&P Homes.................................         55
                                                          ---------
Oil & Gas Exploration, Production & Services (0.1%)
     832,125  Petron Corp. .............................        381
                                                          ---------
Real Estate (0.3%):
     508,750  Ayala Land, Inc., Class B.................        912
      78,000  Filinvest Land, Inc. (b)..................         32
     246,000  Prime Holdings, Inc. .....................         64
                                                          ---------
                                                              1,008
                                                          ---------
Telecommunications (0.1%):
      18,800  Filipino Telephone (b)....................         29
       7,400  Philippine Long Distance Telephone Co.....        441
                                                          ---------
                                                                470
                                                          ---------
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
PHILLIPINES, CONTINUED:
Utilities--Electric & Gas (0.1%):
      21,450  Manila Electric Co., Class B..............  $     225
                                                          ---------
  Total Philippines                                           3,567
                                                          ---------
PORTUGAL (0.7%):
Banking (0.3%):
      25,070  Banco Commercial Portuguese...............        296
      23,751  Banco Espirito Santo e Commerical de
                Lisboa..................................        381
      13,900  Banco Internacional do Funchal............        132
      16,927  Banco Portuguese de Investimento-Soc
                Gestora De Participacces Sociais SA.....        214
       1,000  Banco Totta & Acores......................         20
                                                          ---------
                                                              1,043
                                                          ---------
Beverages & Tobacco (0.1%):
      15,740  Unicer-Unioa Cervejiera...................        280
                                                          ---------
Building Products (0.0%):
       1,300  Cimpor Cimentos de Portugal SA............         27
                                                          ---------
Food & Household Products (0.1%):
       3,800  Jeronimo Martins & Filho..................        342
                                                          ---------
Forest Products (0.0%):
       5,450  Soporcel (b)..............................        120
                                                          ---------
Industrial Holding Company (0.1%):
      13,800  Sonae Industria e Investimentos...........        358
                                                          ---------
Insurance (0.0%):
       6,100  Companhia de Seguros Tranquilidade........        113
                                                          ---------
Retail--General Merchandise (0.1%):
       9,000  Modelo Continente Sociedade Gestora de
                Participacoes Sociais SA................        262
                                                          ---------
Telecommunications (0.0%):
       5,000  Portugal Telecom SA.......................        131
                                                          ---------
  Total Portugal                                              2,676
                                                          ---------
SINGAPORE (0.4%):
Engineering (0.0%):
      12,000  Promet Berhad.............................         12
                                                          ---------
Lodging (0.1%):
     243,000  Hotel & Properties Ltd....................        431
                                                          ---------
Telecommunications (0.1%):
     148,000  Singapore Telecommunications Ltd. ........        394
                                                          ---------
Transportation & Shipping (0.2%):
     468,000  Chuan Hup Holdings........................        358
     229,000  Neptune Orient Lines......................        240
                                                          ---------
                                                                598
                                                          ---------
  Total Singapore                                             1,435
                                                          ---------

CONTINUED

                                                                          71----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
SOUTH AFRICA (0.7%):
Banking & Financial Services (0.1%):
       4,700  Nedcor Ltd. ..............................  $      71
       2,600  Standard Bank Investment (b)..............        102
                                                          ---------
                                                                173
                                                          ---------
Brewery (0.1%):
       6,600  South African Breweries Ltd. .............        194
                                                          ---------
Diversified (0.1%):
       4,600  Anglovaal Industries Ltd. (b).............         23
       3,200  Barlow Ltd. ..............................         34
       7,500  C.G. Smith Ltd. ..........................         39
      30,700  Gencor Ltd. ..............................        113
       7,500  Malbak Ltd. ..............................         37
      11,600  Rembrandt Group Ltd. .....................        109
                                                          ---------
                                                                355
                                                          ---------
Engineering (0.0%):
       8,100  Murray & Roberts Holdings Ltd. ...........         32
                                                          ---------
Entertainment (0.0%):
      17,100  Sun International Ltd. ...................         18
                                                          ---------
Financial Services (0.0%):
       6,900  First National Bank Holdings Ltd. ........         50
       9,200  Amalgamated Banks of South Africa.........         51
                                                          ---------
                                                                101
                                                          ---------
Food & Household Products (0.0%):
       3,400  Tiger Oats Ltd. ..........................         48
                                                          ---------
Forest Products (0.0%):
      11,100  Nampak Ltd. ..............................         46
       9,500  Sappi Ltd. ...............................        105
                                                          ---------
                                                                151
                                                          ---------
Industrial Goods & Services (0.0%):
       1,100  Anglo American Industrial Corp. Ltd. .....         44
                                                          ---------
Insurance (0.1%):
       5,300  Liberty Life Association of Africa
                Ltd. ...................................        170
       4,100  Southern Life Assoc. Ltd. ................         47
                                                          ---------
                                                                217
                                                          ---------
Metals & Mining (0.3%):
       5,200  Anglo American Corp of South Africa
                Ltd. ...................................        330
         500  Anglo American Gold Investment............         44
       8,400  DeBeers Consolidated Mines Ltd. ..........        289
       3,200  Driefontein Consolidated Ltd. ............         43
       1,500  Gold Fields of South Africa Ltd. .........         45
       3,400  Johnnies Industrial Corp. Ltd. ...........         42
       3,800  Kloof Gold Mining Company Ltd. ...........         36
       8,200  Randfontein Estates Gold Mining Co. (b)...         50
       4,700  Rustenburg Platinum Holdings Ltd. ........         73
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
SOUTH AFRICA, CONTINUED:
Metals & Mining, continued:
       4,100  Samancor Ltd. ............................  $      53
                                                          ---------
                                                              1,005
                                                          ---------
Oil & Gas Exploration Products & Services (0.0%):
      13,100  Sasol Ltd. ...............................        142
                                                          ---------
  Total South Africa                                          2,480
                                                          ---------
SPAIN (3.4%):
Automotive (0.0%):
       3,200  FAS-Renault Fabricacio....................         70
                                                          ---------
Banking (0.8%):
      27,300  Banco Bilbao Vizcaya, Registered..........      1,105
      11,300  Banco Central SA Spanish, Registered......        230
      17,900  Banco de Santander SA, Registered.........        835
      14,200  Corporacion Bancaria de Espana SA.........        619
                                                          ---------
                                                              2,789
                                                          ---------
Beverages & Tobacco (0.1%):
       7,400  El Aguila SA (b)..........................         46
       6,000  Tabacalera Spanish SA, Registered.........        302
                                                          ---------
                                                                348
                                                          ---------
Building Products (0.0%):
      13,900  Uralita SA................................        130
                                                          ---------
Chemicals (0.0%):
      26,900  Ercros SA (b).............................         16
                                                          ---------
Energy (0.3%):
      30,200  Repsol SA.................................      1,050
                                                          ---------
Food & Household Products (0.1%):
      16,900  Ebro Agricolas, Compania de Alimentacion
                SA......................................        195
                                                          ---------
Forest Products (0.0%):
       4,600  Empresa Nacional de Celulosas.............         65
      16,800  Sarrio SA.................................         55
                                                          ---------
                                                                120
                                                          ---------
Industrial Holding Companies (0.1%):
       5,600  Alba......................................        466
                                                          ---------
Insurance (0.0%):
       2,300  Corporacion Mafre cia International SA....        117
                                                          ---------
Miscellaneous Materials & Commodities (0.0%):
       6,400  Viscofan Industria Navarra de Envolturas
                Celulosicas.............................        101
                                                          ---------
Real Estate (0.1%):
       8,200  Inmobiliaria Metropolitana Vasco Central
                SA......................................        280

CONTINUED

----72

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
SPAIN, CONTINUED:
Real Estate, continued:
       8,300  Vallehermoso SA...........................  $     164
                                                          ---------
                                                                444
                                                          ---------
Steel (0.1%):
       3,180  Acerinox SA, Registered...................        331
                                                          ---------
Telecommunications (0.6%):
     110,000  Telefonica de Espana......................      2,025
                                                          ---------
Utilities--Electric & Gas (1.2%):
      27,200  Empresa Nacional de Electricidad SA.......      1,695
       2,800  Fomento de Construcciones y Contrates
                SA......................................        232
       5,100  Gas Natural SDG SA........................      1,070
     100,700  Iberdrola SA..............................      1,033
      48,310  Union Electric Fenosa SA..................        310
                                                          ---------
                                                              4,340
                                                          ---------
  Total Spain                                                12,542
                                                          ---------
SWEDEN (1.6%):
Automotive (0.1%):
      14,500  Volvo AB, Class B.........................        330
                                                          ---------
Banking & Financial Services (0.1%):
      20,200  Skandiaviska Enskilda Banken, Class A.....        161
         800  Svenska Handlesbanken, Class A............         16
      11,150  Svenska Handlesbanken, Class A............        233
                                                          ---------
                                                                410
                                                          ---------
Engineering (0.1%):
       2,350  ABB AB, Class A...........................        249
         800  ABB AB, Class B...........................         84
       4,150  Skanska AB, Class B.......................        147
                                                          ---------
                                                                480
                                                          ---------
Forest Products (0.2%):
      14,000  Stora Kopparberg..........................        185
       5,750  Stora Kopparberg, Class B.................         76
      15,500  Svenska Cellulosa, Class B................        319
                                                          ---------
                                                                580
                                                          ---------
Insurance (0.0%):
       4,200  Skandia Forsakrings AB....................        111
                                                          ---------
Machinery & Equipment (0.1%):
      13,300  Atlas Copco AB, Class A...................        247
       1,000  Atlas Copco AB, Class B...................         19
                                                          ---------
                                                                266
                                                          ---------
Manufacturing--Consumer Goods (0.1%):
       4,450  Electrolux AB, Class B....................        224
                                                          ---------
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
SWEDEN, CONTINUED:
Metals & Mining (0.0%):
       1,750  S.K.F. AB, Class B........................  $      42
       7,150  Trelleborg AB, Class B....................         89
                                                          ---------
                                                                131
                                                          ---------
Office Equipment & Services (0.0%):
       4,600  Esselte AB, Class B.......................         94
                                                          ---------
Pharmaceuticals (0.5%):
      29,850  Astra AB, Class A.........................      1,318
       9,850  Astra AB, Class B.........................        429
                                                          ---------
                                                              1,747
                                                          ---------
Retail--Special Line (0.2%):
       6,400  Hennes & Mauritz AB, Class B..............        593
                                                          ---------
Telecommunications (0.2%):
      29,800  Telelfonaktiebolaget LM Ericsson..........        642
                                                          ---------
Tobacco (0.0%):
      14,500  Swedish Match AB (b)......................         45
                                                          ---------
  Total Sweden                                                5,653
                                                          ---------
SWITZERLAND (1.8%):
Banking (0.1%):
       1,080  Swiss Bank Corp. .........................        213
                                                          ---------
Consumer Goods (0.1%):
       1,150  Societe Suisse pour la Microelectronique
                et l'Horlogerie.........................        180
                                                          ---------
Diversified (0.1%)
         260  ABB AG....................................        321
         150  Alusuisse-Lonza Holding AG................        124
                                                          ---------
                                                                445
                                                          ---------
Financial Services (0.3%):
       4,510  CS Holdings...............................        429
         624  Union Bank of Switzerland.................        610
                                                          ---------
                                                              1,039
                                                          ---------
Food Products & Services (0.2%):
         570  Nestle SA, Registered.....................        651
                                                          ---------
Insurance (0.1%):
         390  Swiss Reinsurance Co. ....................        400
                                                          ---------
Pharmaceuticals (0.9%):
         600  Ciba Geigy AG.............................        731
         130  Roche Holdings............................        992
          40  Roche Holdings AG Genusscheine............        497
       1,000  Sandoz AG, Registered.....................      1,143
                                                          ---------
                                                              3,363
                                                          ---------

CONTINUED

                                                                          73----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
SWITZERLAND, CONTINUED:
Transportation & Shipping (0.0%):
         100  Danzas Holding AG, Registered.............  $     109
                                                          ---------
  Total Switzerland                                           6,400
                                                          ---------
THAILAND (0.8%):
Airlines (0.1%):
      95,200  Thai Airways International Public Co.
                Ltd. ...................................        202
      41,000  Thai Airways International Public Co. Ltd.
                Foreign Registered Shares...............         91
                                                          ---------
                                                                293
                                                          ---------
Banking (0.4%):
     211,190  Krung Thai Bank Ltd. .....................        965
      41,800  The Bangkok Bank..........................        566
                                                          ---------
                                                              1,531
                                                          ---------
Metals & Mining (0.1%):
     235,500  Padaeng Industries (b)....................        120
                                                          ---------
Telecommunications (0.2%):
      30,000  Advanced Information Services PLC.........        470
       7,700  Shinawatra Computers & Communication......        166
      76,700  Telecomasia Corp. ........................        163
                                                          ---------
                                                                799
                                                          ---------
  Total Thailand                                              2,743
                                                          ---------
TURKEY (1.1%):
Appliances & Household Products (0.0%):
   1,243,103  Arcelik AS................................        115
                                                          ---------
Automotive (0.1%):
     236,000  Otosan Otomobil Sanayii AS................         80
   1,790,400  Tofas Turk Otomobil Fabrikas..............         86
                                                          ---------
                                                                166
                                                          ---------
Banking & Financial Services (0.2%):
   2,333,400  Akbank....................................        281
   4,806,400  Turkiye Garanti Bankasi AS................        328
                                                          ---------
                                                                609
                                                          ---------
Beverages & Tobacco (0.1%):
     143,640  Ericiyas Biracilik ve Malt Sanayii........         81
     301,540  Ege Biracilik ve Malt Sanayi..............        138
                                                          ---------
                                                                219
                                                          ---------
Building Products (0.1%):
     424,000  Akcimento Ticaret AS......................         38
     167,316  Cimentas AS...............................         37
      63,000  Cimsa Cimento Sanayi ve Ticaret AS........         36
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
TURKEY, CONTINUED:
Building Products, continued:
   1,090,565  Turk Sise ve Cam Fabrikalari (b)..........  $      86
                                                          ---------
                                                                197
                                                          ---------
Chemicals (0.1%):
     538,000  Petkim Petrokimya Holdings AS.............        255
                                                          ---------
Diversified (0.1%):
     657,000  Dogan Sirketler Grubu Holding AS..........         28
   1,082,900  Koc Holdings AS...........................        264
                                                          ---------
                                                                292
                                                          ---------
Electrical & Electronical (0.0%):
     251,000  Raks Electronik (b).......................         70
                                                          ---------
Financial Services (0.1%):
     469,000  Eczacibasi Yatirim Holdings Ortakligi
                (b).....................................         63
   1,759,000  Turkiye Is Bankasi AS, Class C............        163
   5,862,600  Yapi ve Kredi Bankasi AS..................        166
                                                          ---------
                                                                392
                                                          ---------
Food Products & Services (0.0%):
     178,687  Tat Konserve Sanayii AS...................         42
                                                          ---------
Forest Products (0.0%):
     291,000  Kartonsan Karton Sanayi ve Ticaret AS.....         25
                                                          ---------
Industrial Goods & Services (0.0%):
      84,000  Kordsa Kord Bezi Sanayi ve Ticaret AS.....         27
                                                          ---------
Manufacturing--Capital Goods (0.0%):
     342,000  Turk Demir Dokum Fabrikalari AS (b).......         21
                                                          ---------
Metals & Mining (0.1%):
   1,463,450  Eregli Demir ve Celik Fabrik..............        162
   4,190,516  Izmir Demir Celik Sanayi AS (b)...........         46
                                                          ---------
                                                                208
                                                          ---------
Oil & Gas Exploration, Production & Services (0.1%):
     280,555  Aygaz AS..................................         50
     429,600  Petrol Ofisi AS...........................        118
     834,865  Tupras Turkiye Petrol Rafinerileri AS
                (b).....................................        157
                                                          ---------
                                                                325
                                                          ---------
Telecommunications (0.0%):
     232,200  Netas Telekomunik.........................         55
                                                          ---------
Textile Products (0.0%):
     787,057  Aksa Akrilik Kimya Sanayii (b)............        165
                                                          ---------
Tire & Rubber (0.0%):
     179,000  Brisa Bridgestone Sabanci Lastik SAN, ve
                Ticaret.................................         72
      96,000  Goodyear Lastikleri TAS...................         39
                                                          ---------
                                                                111
                                                          ---------

CONTINUED

----74

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
TURKEY, CONTINUED:
Transportation (0.1%):
   1,806,454  Turk Hava Tollari AS (b)..................  $     495
                                                          ---------
Utility--Electric & Gas (0.0%):
      96,000  Cukurova Elektrik AS......................         77
                                                          ---------
Wholesale Distribution (0.0%):
     110,000  Migros Turk TAS...........................         96
                                                          ---------
  Total Turkey                                                3,962
                                                          ---------
UNITED KINGDOM (7.0%):
Aerospace & Military Technology (0.2%):
      21,900  British Aerospace PLC.....................        332
      33,200  Rolls-Royce PLC...........................        116
      34,700  Smiths Industries PLC.....................        380
                                                          ---------
                                                                828
                                                          ---------
Airlines (0.1%):
      28,200  British Airways PLC.......................        243
                                                          ---------
Appliances & Household Products (0.1%):
      13,600  Thorn EMI PLC.............................        379
                                                          ---------
Banking (0.9%):
     160,400  Abbey National PLC........................      1,348
      74,500  Barclays Bank PLC.........................        895
      21,000  HSBC Holdings PLC.........................        329
      42,800  HSBC Holdings PLC.........................        656
      23,500  The Royal Bank of Scotland PLC............        180
                                                          ---------
                                                              3,408
                                                          ---------
Banking & Financial Services (0.1%):
      37,500  Allied Irish Banks PLC....................        196
                                                          ---------
Beverages & Tobacco (0.2%):
      49,400  Guinness PLC..............................        359
      50,200  Scottish & Newcastle PLC..................        514
                                                          ---------
                                                                873
                                                          ---------
Broadcasting/Cable (0.1%):
      43,500  British Sky Broadcasting Group PLC........        297
                                                          ---------
Building Products (0.1%):
      67,300  Camas.....................................         93
     158,800  Tarmac PLC................................        274
                                                          ---------
                                                                367
                                                          ---------
Chemicals (0.1%):
      15,700  Imperial Chemical PLC.....................        192
                                                          ---------
Conglomerates (0.2%):
      70,400  B.A.T. Industries PLC.....................        548
      53,500  Lonrho PLC................................        154
                                                          ---------
                                                                702
                                                          ---------
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:
Construction (0.0%):
      73,500  Taylor Woodrow PLC........................  $     178
                                                          ---------
Electrical & Electronic (0.2%):
      28,300  Bowthorpe PLC.............................        198
      49,800  Electrocomponents.........................        296
      47,300  General Electric Co. PLC..................        255
      22,300  Oxford Instruments PLC....................        171
                                                          ---------
                                                                920
                                                          ---------
Energy (0.3%):
     135,700  British Petroleum Co. PLC.................      1,190
                                                          ---------
Engineering (0.0%):
      24,700  Barratt Developments PLC..................         97
      56,460  Costain Group PLC (b).....................         34
                                                          ---------
                                                                131
                                                          ---------
Financial Services (0.2%):
     143,582  Lloyds TSB Group PLC......................        703
      36,700  St. James's Place Capital PLC.............         69
                                                          ---------
                                                                772
                                                          ---------
Food & Household Products (0.2%):
      42,285  Cadbury Schweppes PLC.....................        334
      18,700  Unilever PLC..............................        372
                                                          ---------
                                                                706
                                                          ---------
Health & Personal Care (0.7%):
     143,600  Glaxo Holdings PLC........................      1,933
      26,500  Zeneca Group PLC..........................        586
                                                          ---------
                                                              2,519
                                                          ---------
Industrial Holding Companies (0.5%):
      21,900  Bicc PLC..................................        106
     100,700  BTR PLC...................................        397
      94,200  Grand Metropolitan........................        625
     200,900  Hanson PLC................................        563
                                                          ---------
                                                              1,691
                                                          ---------
Insurance (0.2%):
      56,300  Commercial Union PLC......................        507
      18,600  Prudential Corp. PLC......................        117
      31,800  Royal Insurance Holdings PLC..............        197
                                                          ---------
                                                                821
                                                          ---------
Leisure (0.1%):
      21,600  Granada Group PLC.........................        289
                                                          ---------
Machinery & Equipment (0.1%):
      20,000  GKN PLC...................................        307
                                                          ---------
Merchandising (0.1%):
      42,900  Safeway PLC...............................        231
                                                          ---------

CONTINUED

                                                                          75----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:
Metals & Mining (0.1%):
      48,900  English China Clays PLC...................  $     197
                                                          ---------
Metals (Non-ferrous) (0.2%):
      42,500  RTZ Corp. ................................        629
                                                          ---------
Metals (Steel) (0.0%):
      67,600  British Steel PLC.........................        173
                                                          ---------
Miscellaneous Materials & Commodities (0.1%):
      61,200  Harrison & Crossfield PLC.................        130
      50,900  Pilkington PLC............................        143
                                                          ---------
                                                                273
                                                          ---------
Oil & Gas Exploration Products & Services (0.0%):
       3,300  Shell Transport & Trading Co. ............         48
                                                          ---------
Paper Products (0.1%):
      40,900  Rexam PLC.................................        216
                                                          ---------
Pharmaceuticals (0.2%):
      72,372  Smithkline Beecham PLC....................        774
                                                          ---------
Printing & Publishing (0.1%):
      42,600  Reuters Holdings PLC......................        516
                                                          ---------
Real Estate (0.2%):
      18,720  British Land Co. PLC......................        123
      48,600  Land Securities PLC.......................        471
                                                          ---------
                                                                594
                                                          ---------
Retail Stores/Catalog (0.7%):
      22,800  Great Universal Stores PLC................        232
      89,900  Marks & Spencer PLC.......................        657
      22,700  Next PLC..................................        199
      54,900  Sainsbury PLC.............................        323
     117,000  Tesco PLC.................................        535
      45,500  The Boots Co. PLC.........................        409
                                                          ---------
                                                              2,355
                                                          ---------
Road & Railroad (0.0%):
      18,600  Peninsular & Oriental Steam Navigation
                Co. ....................................        140
                                                          ---------
Telecommunications (0.5%):
     148,900  British Telecom PLC.......................        801
      65,100  Cable & Wireless PLC......................        431
     123,700  Vodaphone.................................        460
                                                          ---------
                                                              1,692
                                                          ---------
Utilities--Electric & Gas (0.1%):
      77,300  British Gas PLC...........................        216
      33,800  National Power PLC........................        273
                                                          ---------
                                                                489
                                                          ---------
  Total United Kingdom                                       25,336
                                                          ---------
 SHARES OR
 PRINCIPAL                     SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
UNITED STATES (0.9%):
Banking & Financial Services (0.0%):
       5,883  Banco O'Higgins ADR.......................  $     142
                                                          ---------
Beverages & Tobacco (0.1%):
       6,712  Compania Cervezas Unidas SA Produce ADR...        158
       4,066  Embotelladora Andina SA ADR...............        149
       2,500  Vina Concho Y Toro SA ADR.................         46
                                                          ---------
                                                                353
                                                          ---------
Chemicals (0.1%):
       6,409  Quimica Y Minera Chile SA ADR.............        348
                                                          ---------
Diversified (0.0%):
       1,615  U.S. Industries, Inc. (b).................         39
                                                          ---------
Forest Products (0.1%):
      11,887  Maderas Y Sinteticos ADR..................        211
                                                          ---------
Metals & Mining (0.1%):
       7,615  Madeco SA ADR.............................        214
                                                          ---------
Packaging (0.1%):
       8,500  Cristalerias de Chile ADR.................        200
                                                          ---------
Pharmaceuticals (0.0%):
       4,711  Laboratorio Chile SA ADR..................         64
                                                          ---------
Telecommunications (0.1%):
       3,796  Compania Telecomunicacion Chile ADR.......        372
                                                          ---------
Utilities--Electric (0.3%):
       4,662  Chilectra Metro SA ADR....................        257
      11,891  Chilenger SA ADR..........................        285
      19,962  Empresa Nacional de Electric ADR..........        429
      10,028  Enersis SA ADR............................        311
                                                          ---------
                                                              1,282
                                                          ---------
  Total United States                                         3,225
                                                          ---------
  Total Common Stocks                                       352,848
                                                          ---------
INVESTMENT COMPANIES (0.1%):
AUSTRALIA (0.1%):
     104,800  Stockland Trust Group.....................        239
                                                          ---------
TURKEY (0.0%):
     189,600  Koc Yatirim ve Sanayi Mamulleri Pazarlama
                SA......................................         31
                                                          ---------
  Total Investment Companies                                    270
                                                          ---------
PREFERRED STOCKS (1.2%):
AUSTRALIA (0.3%):
     223,350  News Corp. Ltd. ..........................      1,090
                                                          ---------
BRAZIL (0.1%):
Banking (0.1%):
  11,667,000  Banco Bradesco SA.........................         94

CONTINUED

----76

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

   SHARES
OR PRINCIPAL                   SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
PREFERRED STOCKS, CONTINUED:
BRAZIL, CONTINUED:
Banking, continued:
     131,000  Banco Itau SA.............................  $      53
                                                          ---------
                                                                147
                                                          ---------
Electric Utility (0.0%):
     864,000  Cia Energetica de Sao Paolo...............         32
                                                          ---------
Forest Products (0.0%):
       2,000  Cia Suzano Papel e Celelose...............          8
                                                          ---------
Telecommunications (0.0%):
     550,000  Telecomunicacore de Sao Paolo SA..........        118
                                                          ---------
  Total Brazil                                                  305
                                                          ---------
GERMANY (0.8%):
Automotive (0.3%):
       3,660  Volkswagen AG.............................      1,003
                                                          ---------
Business Services (0.2%):
       5,300  SAP AG....................................        787
                                                          ---------
Engineering (0.3%):
      28,100  Rheinisch-Westfaelisches
                Elektrizitaetswerk AG...................        863
                                                          ---------
Textiles (0.0%):
         440  Escada AG.................................         77
                                                          ---------
  Total Germany                                               2,730
                                                          ---------
GREECE (0.0%):
Telecommunications (0.0%):
       6,900  Intracom SA...............................         73
                                                          ---------
  Total Preferred Stocks                                      4,198
                                                          ---------
   SHARES
OR PRINCIPAL                   SECURITY                    MARKET
   AMOUNT                    DESCRIPTION                    VALUE
------------  ------------------------------------------  ---------
RIGHTS (0.2%):
FRANCE (0.2%):
       2,483  Carrefour Rights..........................  $     686
                                                          ---------
  Total Rights                                                  686
                                                          ---------
WARRANTS (0.0%):
FRANCE (0.0%):
       7,750  Lagadere Group Warrants...................          5
                                                          ---------
HONG KONG (0.0%):
      16,400  Applied International Warrants............          1
                                                          ---------
ITALY (0.0%):
       1,780  Rinascente Warrants.......................          1
                                                          ---------
  Total Warrants                                                  7
                                                          ---------
U.S. TREASURY BILLS (0.0%):
$    150,000  9/12/96(c)................................        148
                                                          ---------
  Total U.S. Treasury Bills                                     148
                                                          ---------
  Total Investments, at value                               358,157
                                                          ---------
REPURCHASE AGREEMENTS (1.4%):
   4,945,000  State Street Bank, 4.75%, 7/1/96
                (Collateralized by $5,095,000 U.S.
                Treasury Bills, 9/5/96, market value
                $5,045).................................      4,945
                                                          ---------
  Total Repurchase Agreements                                 4,945
                                                          ---------
Total (Cost--$323,827)(a)                                  $363,102
                                                          ---------
                                                          ---------

------------

Percentages indicated are based on net assets of $364,435.

      (a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately
           $46 and other cost basis adjustments of approximately $809. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...................................................  $  50,900
Unrealized depreciation...................................................    (12,480)
                                                                            ---------
Net unrealized appreciation...............................................  $  38,420
                                                                            ---------
                                                                            ---------

      (b)  Represents non-income producing income.

      (c)  Serves as collateral for futures contacts.

ADR        American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          77----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands, except Shares or Principal Amount)

At June 30, 1996, the Fund's open forward currency contracts were as follows:

                                                                DELIVERY     CONTRACT     CONTRACT     CONTRACT      MARKET
CURRENCY                                                          DATE         PRICE       AMOUNT        VALUE        VALUE
-------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
Short Contracts:
  European Currency Unit.....................................     9/19/96   $    0.8042  $       656   $     816    $     818
  Japanese Yen...............................................     9/12/96      108.3600       48,000         443          442
                                                                                                      -----------  -----------
Total Short Contracts                                                                                  $   1,259    $   1,260
                                                                                                      -----------  -----------
                                                                                                      -----------  -----------
Long Contracts:
  European Currency Unit.....................................     9/19/96   $    0.8052  $       450   $     559    $     561
  European Currency Unit.....................................     9/19/96        0.8043          700         870          872
  European Currency Unit.....................................     9/19/96        0.8065          450         558          561
  European Currency Unit.....................................     9/19/96        0.8092          635         785          792
  European Currency Unit.....................................     9/19/96        0.8062          400         496          499
  Japanese Yen...............................................     9/12/96      106.4000       22,700         213          209
  Japanese Yen...............................................     9/12/96      106.7000       70,000         656          644
  Japanese Yen...............................................     9/12/96      107.6300      191,600       1,780         1765
  Phillipine Peso............................................      7/1/96       26.1600        3,106         119          119
  Turkish Lire...............................................      7/1/96        81,706    4,167,019          51           51
                                                                                                      -----------  -----------
Total Long Contracts                                                                                   $   6,087    $   6,073
                                                                                                      -----------  -----------
                                                                                                      -----------  -----------

                                                                   UNREALIZED
                                                                  APPRECIATION/
CURRENCY                                                         (DEPRECIATION)
-------------------------------------------------------------  -------------------
Short Contracts:
  European Currency Unit.....................................       $      (2)
  Japanese Yen...............................................               1
                                                                          ---
Total Short Contracts                                               $      (1)
                                                                          ---
                                                                          ---
Long Contracts:
  European Currency Unit.....................................       $       2
  European Currency Unit.....................................               2
  European Currency Unit.....................................               3
  European Currency Unit.....................................               7
  European Currency Unit.....................................               3
  Japanese Yen...............................................              (4)
  Japanese Yen...............................................             (12)
  Japanese Yen...............................................             (15)
  Phillipine Peso............................................               0
  Turkish Lire...............................................               0
                                                                          ---
Total Long Contracts                                                $     (14)
                                                                          ---
                                                                          ---

At June 30, 1996, the Fund's open futures contracts were as follows:

 # OF CONTRACTS                                                   CONTRACT TYPE
---------------------  ---------------------------------------------------------------------------------------------------
                       LONG CONTRACTS
             17          Eurotop 100 Index, September 1996................................................................
             19          Nikkei 225 Index, September 1996.................................................................

                                      CURRENT
                          OPEN        MARKET
                        POSITIONS      VALUE
 # OF CONTRACTS           (000)        (000)
---------------------  -----------  -----------

             17         $   2,459    $   2,455
             19             2,085        2,157

SEE NOTES TO FINANCIAL STATEMENTS.

----78

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                JUNE 30, 1996

                                                                             (Amounts in Thousands, except per share amounts)

                                                                            ASSET      INCOME     EQUITY      VALUE       LARGE
                                                                         ALLOCATION    EQUITY      INDEX     GROWTH      COMPANY
                                                                            FUND        FUND       FUND       FUND     VALUE FUND
                                                                         -----------  ---------  ---------  ---------  -----------
ASSETS:
Investments, at value..................................................   $  76,882   $ 382,483  $ 380,141  $ 219,518   $ 555,167
Repurchase agreements, at cost.........................................      10,472      12,335     11,283     12,345      44,782
                                                                         -----------  ---------  ---------  ---------  -----------
Total (cost $83,029; $278,208; $305,312; $206,479, $604,175,
  respectively)........................................................      87,354     394,818    391,424    231,863     599,949
Interest and dividends receivable......................................         533       1,164        562        378         965
Receivable from brokers for investments sold...........................          --          --         --        304       4,167
Receivable for capital shares issued...................................         230         546        615         86         317
Receivable from Adviser................................................          17          --         72         14          --
Net receivable for variation margin on futures contracts...............          34          --         --         39          --
Organization costs.....................................................           2          --         --         --          --
Prepaid expenses and other assets......................................          --          15         --         --          --
                                                                         -----------  ---------  ---------  ---------  -----------
TOTAL ASSETS...........................................................      88,170     396,543    392,673    232,684     605,398
                                                                         -----------  ---------  ---------  ---------  -----------
LIABILITIES:
Cash overdraft.........................................................          10         102         10        371         281
Dividends payable......................................................         210         829        564        225         704
Payable to brokers for investments purchased...........................       1,022          --         --         --       4,613
Payable for capital shares redeemed....................................          54           6         19         15          --
Net payable for variation margin on futures contracts..................          --          --         32         --          --
Options written, at value (premiums received $1,173)...................          --          --         --         --       1,238
Accrued expenses and other payables:
  Investment advisory fees.............................................          45         240         95        141         363
  Administration fees..................................................          12          54         52         32          81
  12b-1 fees (Class A).................................................           4           9          6          7           2
  12b-1 fees (Class B).................................................          15          23         30          4           3
  Other................................................................          51          --         83         20          71
                                                                         -----------  ---------  ---------  ---------  -----------
TOTAL LIABILITIES......................................................       1,423       1,263        891        815       7,356
                                                                         -----------  ---------  ---------  ---------  -----------
NET ASSETS:
Capital................................................................      79,288     272,217    303,532    174,138     555,124
Undistributed (distributions in excess of) net investment income.......          19          13       (405)       (12)       (114)
Accumulated undistributed net realized gains from investment and
  futures transactions.................................................       3,058       6,440      2,450     32,307      47,238
Net unrealized appreciation (depreciation) from investments and
  futures..............................................................       4,382     116,610     86,205     25,436      (4,206)
                                                                         -----------  ---------  ---------  ---------  -----------
NET ASSETS.............................................................   $  86,747   $ 395,280  $ 391,782  $ 231,869   $ 598,042
                                                                         -----------  ---------  ---------  ---------  -----------
                                                                         -----------  ---------  ---------  ---------  -----------
Net Assets
    Fiduciary..........................................................      50,323     321,827    321,058  $ 191,212     584,527
    Class A............................................................      17,849      44,284     32,186     35,984       9,380
    Class B............................................................      18,575      29,169     38,538      4,673       4,135
                                                                         -----------  ---------  ---------  ---------  -----------
        Total..........................................................   $  86,747   $ 395,280  $ 391,782  $ 231,869   $ 598,042
                                                                         -----------  ---------  ---------  ---------  -----------
                                                                         -----------  ---------  ---------  ---------  -----------
Outstanding shares of beneficial interest
    Fiduciary..........................................................       4,299      18,230     19,269     18,398      45,543
    Class A............................................................       1,523       2,510      1,931      3,462         729
    Class B............................................................       1,580       1,650      2,310        450         318
                                                                         -----------  ---------  ---------  ---------  -----------
        Total..........................................................       7,402      22,390     23,510     22,310      46,590
                                                                         -----------  ---------  ---------  ---------  -----------
                                                                         -----------  ---------  ---------  ---------  -----------
Net Assets
    Fiduciary--offering and redemption price per share.................   $   11.71   $   17.65  $   16.66  $   10.39   $   12.83
                                                                         -----------  ---------  ---------  ---------  -----------
                                                                         -----------  ---------  ---------  ---------  -----------
    Class A--redemption price per share................................   $   11.72   $   17.64  $   16.67  $   10.39   $   12.87
                                                                         -----------  ---------  ---------  ---------  -----------
                                                                         -----------  ---------  ---------  ---------  -----------
    Class A--maximum sales charge......................................        4.50%       4.50%      4.50%      4.50%       4.50%
                                                                         -----------  ---------  ---------  ---------  -----------
                                                                         -----------  ---------  ---------  ---------  -----------
    Class A--maximum offering price (100%/(100%--maximum sales charge)
      of net asset value adjusted to nearest cent) per share...........   $   12.27   $   18.47  $   17.46  $   10.88   $   13.48
                                                                         -----------  ---------  ---------  ---------  -----------
                                                                         -----------  ---------  ---------  ---------  -----------
    Class B--offering price per share (a)..............................   $   11.76   $   17.68  $   16.68  $   10.39   $   12.98
                                                                         -----------  ---------  ---------  ---------  -----------
                                                                         -----------  ---------  ---------  ---------  -----------

-------------

      (a)  Redemption price per Class B share varies based on length of time shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          79----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                JUNE 30, 1996

                                                                       (Amounts in Thousands, except per share amounts)

                                                                                                          GULF     INTERNATIONAL
                                                                               LARGE        GROWTH        SOUTH       EQUITY
                                                               DISCIPLINED    COMPANY    OPPORTUNITIES   GROWTH        INDEX
                                                               VALUE FUND   GROWTH FUND      FUND         FUND         FUND
                                                               -----------  -----------  -------------  ---------  -------------
ASSETS:
Investments, at value........................................   $ 543,849    $ 869,422     $ 533,392    $ 102,494    $ 358,157
Repurchase agreements, at cost...............................      16,332        7,546        66,907        1,538        4,945
                                                               -----------  -----------  -------------  ---------  -------------
Total (cost $506,190; $717,380; $592,135; $81,892, $323,827,
  respectively)..............................................     560,181      876,968       600,299      104,032      363,102
Cash.........................................................          --           --           303          183           --
Interest and dividends receivable............................         753        1,630           190           61        1,035
Foreign currency, at value (Cost $1,813).....................          --           --            --           --        1,814
Receivable for forward foreign currency contracts............          --           --            --           --        4,813
Receivable from brokers for investments sold.................          --           --         7,265           --        1,259
Receivable for capital shares issued.........................         154          910           506           61          506
Receivable from Adviser......................................          --           --            --            8           --
Net receivable for variation margin on futures contracts.....          --           --            --           --           13
Tax reclaim receivable.......................................          --           --            --           --          523
Organization costs...........................................          --            1            --           --            5
Prepaid expenses and other assets............................          --           --         3,713           15           --
                                                               -----------  -----------  -------------  ---------  -------------
TOTAL ASSETS.................................................     561,088      879,509       612,276      104,360      373,070
                                                               -----------  -----------  -------------  ---------  -------------
LIABILITIES:
Cash overdraft...............................................         119          433            --           --          441
Dividends payable............................................         810          923         4,209           --            7
Payable to brokers for investments purchased.................          --           --        34,062           --        7,608
Payable for capital shares redeemed..........................          34           61            27            1            1
Net payable for variation margin on futures contracts........          --           --            12           --           --
Accrued expenses and other payables:
  Investment advisory fees...................................         341          532           353           66          162
  Administration fees........................................          76          119            79           15           49
  12b-1 fees (Class A).......................................           4           15             6            4            2
  12b-1 fees (Class B).......................................          14           45            10            2            5
  Other......................................................          73           20            31                       360
                                                               -----------  -----------  -------------  ---------  -------------
TOTAL LIABILITIES............................................       1,471        2,148        38,789           88        8,635
                                                               -----------  -----------  -------------  ---------  -------------
NET ASSETS:
Capital......................................................     464,636      693,730       484,693       77,424      321,819
Undistributed (distributions in excess of) net investment
  income.....................................................         (45)         (85)          (47)          --        1,395
Accumulated undistributed net realized gains from investment,
  futures and foreign currency transactions..................      41,035       24,128        80,677        4,708        1,893
Net unrealized appreciation from investments, futures and
  from
  translation of assets and liabilities in foreign
  currencies.................................................      53,991      159,588         8,164       22,140       39,328
                                                               -----------  -----------  -------------  ---------  -------------
Net Assets...................................................   $ 559,617    $ 877,361     $ 573,487    $ 104,272    $ 364,435
                                                               -----------  -----------  -------------  ---------  -------------
                                                               -----------  -----------  -------------  ---------  -------------
Net Assets
    Fiduciary................................................     522,474    $ 745,986       532,525       83,371      347,790
    Class A..................................................      20,838       75,114        28,052       18,356       10,789
    Class B..................................................      16,305       56,261        12,910        2,545        5,856
                                                               -----------  -----------  -------------  ---------  -------------
        Total................................................   $ 559,617    $ 877,361     $ 573,487    $ 104,272    $ 364,435
                                                               -----------  -----------  -------------  ---------  -------------
                                                               -----------  -----------  -------------  ---------  -------------
Outstanding shares of beneficial interest
    Fiduciary................................................      35,564       48,320        28,310        7,757       22,921
    Class A..................................................       1,416        4,745         1,495        1,710          712
    Class B..................................................       1,110        3,600           701          237          396
                                                               -----------  -----------  -------------  ---------  -------------
      Total..................................................      38,090       56,665        30,506        9,704       24,029
                                                               -----------  -----------  -------------  ---------  -------------
                                                               -----------  -----------  -------------  ---------  -------------
Net asset value
    Fiduciary--offering and redemption price per share.......   $   14.69    $   15.44     $   18.81    $   10.75    $   15.17
                                                               -----------  -----------  -------------  ---------  -------------
                                                               -----------  -----------  -------------  ---------  -------------
    Class A--redemption price per share......................   $   14.72    $   15.83     $   18.76    $   10.73    $   15.16
                                                               -----------  -----------  -------------  ---------  -------------
                                                               -----------  -----------  -------------  ---------  -------------
    Class A--maximum sales charge............................        4.50%        4.50%         4.50%        4.50%        4.50%
                                                               -----------  -----------  -------------  ---------  -------------
                                                               -----------  -----------  -------------  ---------  -------------
    Class A--maximum offering price (100%/(100%--maximum
      sales charge) of net asset value adjusted to nearest
      cent) per share........................................   $   15.41    $   16.58     $   19.64    $   11.24    $   15.87
                                                               -----------  -----------  -------------  ---------  -------------
                                                               -----------  -----------  -------------  ---------  -------------
    Class B--offering price per share (a)....................   $   14.69    $   15.63     $   18.43    $   10.72    $   14.79
                                                               -----------  -----------  -------------  ---------  -------------
                                                               -----------  -----------  -------------  ---------  -------------

-------------

      (a)  Redemption price per Class B share varies based on length of time shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

----80

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                            (Amounts in Thousands)

                                                                 ASSET       INCOME       EQUITY
                                                              ALLOCATION     EQUITY        INDEX     VALUE GROWTH
                                                                 FUND         FUND         FUND          FUND
                                                              -----------  -----------  -----------  ------------

                                                                                                     SEVEN MONTHS
                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED    ENDED JUNE
                                                               JUNE 30,     JUNE 30,     JUNE 30,        30,
                                                                 1996         1996         1996          1996
                                                              -----------  -----------  -----------  ------------
INVESTMENT INCOME:
Interest income.............................................   $   2,166    $   1,061    $     888    $      379
Dividend income.............................................         587        7,617        6,339         2,167
Securities lending income...................................          16           18           28             7
                                                              -----------  -----------  -----------  ------------
TOTAL INCOME................................................       2,769        8,696        7,255         2,553
                                                              -----------  -----------  -----------  ------------
EXPENSES:
Investment advisory fees....................................         398        1,880          876           965
Administration fees.........................................         102          423          487           208
12b-1 fees (Class A)........................................          36           87           49            33
12b-1 fees (Class B)........................................          85          122          129            19
Custodian and accounting fees...............................          53           33          137            36
Legal and audit fees........................................          10           39           34            35
Organization costs..........................................           3            1            8
                                                                                                             ---
Trustees' fees and expenses.................................           1            5            6             2
Transfer agent fees.........................................          92          145          122            79
Registration and filing fees................................          35           30           46             6
Printing costs..............................................          24           33           24            18
Other.......................................................           2            5            6            12
                                                              -----------  -----------  -----------  ------------
Total expenses before waivers/reimbursements................         841        2,803        1,924         1,413
Less waivers/reimbursements.................................        (162)        (136)        (868)         (114)
                                                              -----------  -----------  -----------  ------------
NET EXPENSES................................................         679        2,667        1,056         1,299
                                                              -----------  -----------  -----------  ------------
Net Investment Income.......................................       2,090        6,029        6,199         1,254
                                                              -----------  -----------  -----------  ------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES:
Net realized gains from investment and futures
  transactions..............................................       4,144        8,723       10,186        50,010
Change in unrealized appreciation (depreciation) from
  investments and futures...................................       1,631       35,127       47,556       (28,550)
                                                              -----------  -----------  -----------  ------------
Net realized/unrealized gains from investments and futures..       5,775       43,850       57,742        21,460
                                                              -----------  -----------  -----------  ------------
Change in net assets resulting from operations..............   $   7,865    $  49,879    $  63,941    $   22,714
                                                              -----------  -----------  -----------  ------------
                                                              -----------  -----------  -----------  ------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          81----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                                   (Amounts in Thousands)

                                                                               LARGE                     LARGE
                                                                              COMPANY    DISCIPLINED    COMPANY
                                                                               VALUE        VALUE       GROWTH
                                                                               FUND         FUND         FUND
                                                                            -----------  -----------  -----------

                                                                            YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                             JUNE 30,     JUNE 30,     JUNE 30,
                                                                               1996         1996         1996
                                                                            -----------  -----------  -----------
INVESTMENT INCOME:
Interest income...........................................................   $   3,900    $   1,236    $   1,068
Dividend income...........................................................      13,341       15,128       14,838
Securities lending income.................................................          58           --           74
                                                                            -----------  -----------  -----------
TOTAL INCOME..............................................................      17,299       16,364       15,980
                                                                            -----------  -----------  -----------
EXPENSES:
Investment advisory fees..................................................       3,764        3,995        5,481
Administration fees.......................................................         849          901        1,236
12b-1 fees (Class A)......................................................          24           60          180
12b-1 fees (Class B)......................................................          23          136          270
Custodian and accounting fees.............................................          75           84           68
Legal and audit fees......................................................          56           79           76
Organization costs........................................................          10                         1
Trustees' fees and expenses...............................................           9           12           12
Transfer agent fees.......................................................          73          214          263
Registration and filing fees..............................................          83           38          129
Printing costs............................................................          49           67           82
Other.....................................................................          11           15           12
                                                                            -----------  -----------  -----------
Total expenses before waivers/reimbursements..............................       5,026        5,601        7,810
Less waivers/reimbursements...............................................         (40)         (78)        (296)
                                                                            -----------  -----------  -----------
NET EXPENSES..............................................................       4,986        5,523        7,514
                                                                            -----------  -----------  -----------
Net Investment Income.....................................................      12,313       10,841        8,466
                                                                            -----------  -----------  -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND FUTURES:
Net realized gains from investment and futures transactions...............      66,494       60,286       29,317
Change in unrealized appreciation (depreciation) from investments and
  futures.................................................................     (17,058)      25,630       85,542
                                                                            -----------  -----------  -----------
Net realized/unrealized gains from investments and futures................      49,436       85,916      114,859
                                                                            -----------  -----------  -----------
Change in net assets resulting from operations............................   $  61,749    $  96,757    $ 123,325
                                                                            -----------  -----------  -----------
                                                                            -----------  -----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

----82

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                        (Amounts in Thousands)

                                                                   GROWTH                  INTERNATIONAL
                                                                 OPPORTUNITIES GULF SOUTH    EQUITY
                                                                    FUND      GROWTH FUND  INDEX FUND
                                                                 -----------  -----------  -----------
                                                                                 SEVEN
                                                                 YEAR ENDED     MONTHS     YEAR ENDED
                                                                  JUNE 30,    ENDED JUNE    JUNE 30,
                                                                    1996       30, 1996       1996
                                                                 -----------  -----------  -----------
INVESTMENT INCOME:
Interest income................................................   $   2,051    $     191    $     248
Dividend income................................................       8,638          237        6,421
Securities lending income......................................         177           21           --
Foreign tax withholding........................................          --           --         (877)
                                                                 -----------  -----------  -----------
TOTAL INCOME...................................................      10,866          449        5,792
                                                                 -----------  -----------  -----------
EXPENSES:
Investment advisory fees.......................................       3,743          414        1,584
Administration fees............................................         844           93          480
12b-1 fees (Class A)...........................................          64           17           25
12b-1 fees (Class B)...........................................          65           12           44
Custodian and accounting fees..................................         117           20          513
Legal and audit fees...........................................          52           16           48
Organization costs.............................................          --           --            3
Trustees' fees and expenses....................................          14           --            8
Transfer agent fees............................................         137           60          124
Registration and filing fees...................................          36           --           64
Printing costs.................................................          49            1           49
Other..........................................................          14           11            9
                                                                 -----------  -----------  -----------
Total expenses before waivers/reimbursements...................       5,135          644        2,951
Less waivers/reimbursements....................................         (72)         (33)         (99)
                                                                 -----------  -----------  -----------
NET EXPENSES...................................................       5,063          611        2,852
                                                                 -----------  -----------  -----------
Net Investment Income (loss)...................................       5,803         (162)       2,940
                                                                 -----------  -----------  -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS, FUTURES
  AND FOREIGN CURRENCIES:
Net realized gains from investment, futures and foreign
  currency transactions........................................     150,392       20,607        1,467
Change in unrealized appreciation (depreciation) from
  investments, futures and translation of assets and
  liabilities in foreign currency transactions.................     (49,094)      (8,026)      26,748
                                                                 -----------  -----------  -----------
Net realized/unrealized gains from investments and futures.....     101,298       12,581       28,215
                                                                 -----------  -----------  -----------
Change in net assets resulting from operations.................   $ 107,101    $  12,419    $  31,155
                                                                 -----------  -----------  -----------
                                                                 -----------  -----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          83----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 (Amounts in Thousands)

                                                               ASSET ALLOCATION FUND      INCOME EQUITY FUND       EQUITY
                                                                                                                 INDEX FUND
                                                              ------------------------  -----------------------  ----------
                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED   YEAR ENDED
                                                               JUNE 30,     JUNE 30,     JUNE 30,    JUNE 30,     JUNE 30,
                                                                 1996         1995         1996        1995         1996
                                                              -----------  -----------  ----------  -----------  ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...................................   $   2,090    $   1,589   $    6,029   $   5,632   $    6,199
    Net realized gains (losses) from investment
      transactions..........................................       4,144         (178)       8,723      11,040       10,186
    Net change in unrealized appreciation (depreciation)
      from investments......................................       1,631        4,764       35,127      20,447       47,556
                                                              -----------  -----------  ----------  -----------  ----------
Change in net assets resulting from operations..............       7,865        6,175       49,879      37,119       63,941
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS (B):
    From net investment income..............................      (1,520)      (1,408)      (5,321)     (5,247)      (5,782)
    In excess of net investment income......................          --           --          (25)         --         (161)
    From net realized gains from investment transactions....        (640)                   (7,457)     (4,994)      (8,186)
    In excess of net realized gains from investment
      transactions..........................................          --         (175)          --          --           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..............................        (343)         (97)        (528)       (261)        (269)
    In excess of net investment income......................          --           (2)          (2)        (67)          (7)
    From net realized gains from investment transactions....        (143)         (12)        (850)       (329)        (359)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..............................        (216)         (69)        (180)        (43)        (149)
    In excess of net investment income......................          --           (2)          (1)         (3)          (4)
    From net realized gains from investment transactions....         (99)                     (356)        (61)        (256)
    In excess of net realized gains from investment
      transactions..........................................          --          (12)          --          --           --
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
    From net investment income..............................          --           (2)          --          --           --
    From net realized gains from investment transactions....          --           --           --          --           --
                                                              -----------  -----------  ----------  -----------  ----------
Change in net assets from shareholder distributions.........      (2,961)      (1,779)     (14,720)    (11,005)     (15,173)
                                                              -----------  -----------  ----------  -----------  ----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.............................      50,091       19,304      267,682      39,566      199,001
    Proceeds from shares issued in connection with
      acquisition...........................................                               136,786
    Dividends reinvested....................................       2,534        1,579        6,734       5,343       11,149
    Cost of shares redeemed.................................     (16,204)     (26,161)    (239,261)    (95,398)    (106,442)
                                                              -----------  -----------  ----------  -----------  ----------
Change in net assets from share transactions................      36,421       (5,278)     171,941     (50,489)     103,708
                                                              -----------  -----------  ----------  -----------  ----------
Change in net assets........................................      41,325         (882)     207,100     (24,375)     152,476
NET ASSETS:
    Beginning of period.....................................      45,422       46,304      188,180     212,555      239,306
                                                              -----------  -----------  ----------  -----------  ----------
    End of period...........................................   $  86,747    $  45,422   $  395,280   $ 188,180   $  391,782
                                                              -----------  -----------  ----------  -----------  ----------
                                                              -----------  -----------  ----------  -----------  ----------
SHARE TRANSACTIONS:
    Issued..................................................       4,377        1,931       13,308       2,823       12,652
    Issued in connection with acquisition...................          --           --        7,895          --           --
    Issued in restatement of net asset value (c)............          --           --           --          --           --
    Reinvested..............................................         221          158          414         398          721
    Redeemed................................................      (1,428)      (2,658)     (11,666)     (6,867)      (6,924)
                                                              -----------  -----------  ----------  -----------  ----------
Change in shares............................................       3,170         (569)       9,951      (3,646)       6,449
                                                              -----------  -----------  ----------  -----------  ----------
                                                              -----------  -----------  ----------  -----------  ----------
Undistributed (distributions in excess of) net investment
      income included in net assets:
    End of period...........................................   $      19    $       8   $       13   $      41   $     (405)
                                                              -----------  -----------  ----------  -----------  ----------
                                                              -----------  -----------  ----------  -----------  ----------


                                                                                           VALUE GROWTH
                                                                                             FUND (A)
                                                                           ---------------------------------------------

                                                              YEAR ENDED     PERIOD       YEAR ENDED       YEAR ENDED

                                                               JUNE 30,    ENDED JUNE    NOVEMBER 30,     NOVEMBER 30,

                                                                 1995       30, 1996         1995             1994

                                                              -----------  -----------  ---------------  ---------------

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...................................   $   4,825    $   1,254      $   2,459        $   2,380

    Net realized gains (losses) from investment
      transactions..........................................       2,042       50,010         17,559            5,534

    Net change in unrealized appreciation (depreciation)
      from investments......................................      37,018      (28,550)        30,874          (15,998)

                                                              -----------  -----------  ---------------  ---------------

Change in net assets resulting from operations..............      43,885       22,714         50,892           (8,084)

DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS (B):
    From net investment income..............................      (4,390)        (569)            --           (2,546)

    In excess of net investment income......................        (231)          (5)            --               (3)

    From net realized gains from investment transactions....      (2,449)          --             --           (8,390)

    In excess of net realized gains from investment
      transactions..........................................          --           --             --               --

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..............................         (43)        (680)        (2,449)              (1)

    In excess of net investment income......................          --           (5)            --               --

    From net realized gains from investment transactions....         (25)     (34,705)        (5,515)              --

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..............................          (1)          (5)            (6)              --

    In excess of net investment income......................          (8)          --             (3)              --

    From net realized gains from investment transactions....          (6)        (557)           (19)              --

    In excess of net realized gains from investment
      transactions..........................................          --           --             --               --

DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
    From net investment income..............................          (1)          --             --               --

    From net realized gains from investment transactions....          (1)          --             --               --

                                                              -----------  -----------  ---------------  ---------------

Change in net assets from shareholder distributions.........      (7,155)     (36,526)        (7,992)         (10,940)

                                                              -----------  -----------  ---------------  ---------------

CAPITAL TRANSACTIONS:
    Proceeds from shares issued.............................      81,505       68,807         24,259           36,323

    Proceeds from shares issued in connection with
      acquisition...........................................
    Dividends reinvested....................................       5,467       27,533          1,480            1,878

    Cost of shares redeemed.................................     (51,442)     (71,560)       (21,348)         (16,707)

                                                              -----------  -----------  ---------------  ---------------

Change in net assets from share transactions................      35,530       24,780          4,391           21,494

                                                              -----------  -----------  ---------------  ---------------

Change in net assets........................................      72,260       10,968         47,291            2,470

NET ASSETS:
    Beginning of period.....................................     167,046      220,901        173,610          171,140

                                                              -----------  -----------  ---------------  ---------------

    End of period...........................................   $ 239,306    $ 231,869      $ 220,901        $ 173,610

                                                              -----------  -----------  ---------------  ---------------

                                                              -----------  -----------  ---------------  ---------------

SHARE TRANSACTIONS:
    Issued..................................................       6,330    $   1,402          1,628            2,469

    Issued in connection with acquisition...................          --           --             --               --

    Issued in restatement of net asset value (c)............          --        7,808             --               --

    Reinvested..............................................         445        1,782            106              129

    Redeemed................................................      (4,129)      (1,668)        (1,398)          (1,143)

                                                              -----------  -----------  ---------------  ---------------

Change in shares............................................       2,646        9,324            336            1,455

                                                              -----------  -----------  ---------------  ---------------

                                                              -----------  -----------  ---------------  ---------------

Undistributed (distributions in excess of) net investment
      income included in net assets:
    End of period...........................................   $    (232)   $     (12)     $      (2)       $      (3)

                                                              -----------  -----------  ---------------  ---------------

                                                              -----------  -----------  ---------------  ---------------


----------------

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value Growth Fund. Changes in net assets for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund.

      (b)  Fiduciary Shares of the Value Growth Fund commenced operations March 26, 1996 upon the conversion of certain Class A
           Shares to Fiduciary Shares.

      (c)  Pursuant to its reorganization as a fund of The One Group, the Value Growth Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $15.26 to $10.00 and
           Class B Shares from $15.21 to $10.00.

SEE NOTES TO FINANCIAL STATEMENTS.

----84

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                (Amounts in Thousands)

                                                        LARGE COMPANY VALUE FUND   DISCIPLINED VALUE     LARGE COMPANY GROWTH
                                                                                          FUND                   FUND
                                                        ------------------------  --------------------  ----------------------

                                                                                    YEAR       YEAR       YEAR
                                                        YEAR ENDED   YEAR ENDED     ENDED      ENDED      ENDED    YEAR ENDED
                                                         JUNE 30,     JUNE 30,    JUNE 30,   JUNE 30,   JUNE 30,    JUNE 30,
                                                           1996         1995        1996       1995       1996        1995
                                                        -----------  -----------  ---------  ---------  ---------  -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.............................   $  12,313    $   6,408   $  10,841  $   9,767  $   8,466   $   5,791
    Net realized gains from investment transactions...      66,494       28,406      60,286      9,989     29,317       4,792
    Change in unrealized appreciation (depreciation)
      from investments and translation of assets and
      liabilities of foreign currency.................     (17,058)      20,089      25,630     46,373     85,542      70,757
                                                        -----------  -----------  ---------  ---------  ---------  -----------
Change in net assets resulting from operations........      61,749       54,903      96,757     66,129    123,325      81,340
                                                        -----------  -----------  ---------  ---------  ---------  -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income........................     (12,140)      (6,372)    (10,409)    (9,376)    (7,921)     (5,634)
    In excess of net investment income................        (119)          --         (84)        --        (70)         (3)
    From net realized gains from investment
      transactions....................................     (46,275)     (10,281)    (27,544)    (9,434)    (7,625)     (1,852)
    In excess of net realized gains from investment
      transactions....................................          --           --          --         --         --          (9)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........................        (142)         (39)       (302)      (225)      (478)       (135)
    In excess of net investment income................          (1)          (2)         (2)        (3)        (4)         (4)
    From net realized gains from investment
      transactions....................................        (631)         (85)       (920)      (246)      (558)        (16)
    In excess of net realized gains from investment
      transactions....................................          --           --          --        (18)        --          --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........................         (32)          (7)       (131)      (107)       (67)        (17)
    In excess of net investment income................          --           --          (1)       (11)        (1)         (1)
    From net realized gains from investment
      transactions....................................        (183)         (20)       (708)      (194)      (253)        (13)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
    From net investment income........................          --           --          --         (3)        --          (2)
    From net realized gains from investment
      transactions....................................          --           --          --         (3)        --          (2)
                                                        -----------  -----------  ---------  ---------  ---------  -----------
Change in net assets from shareholder distributions...     (59,523)     (16,806)    (40,101)   (19,620)   (16,977)     (7,688)
                                                        -----------  -----------  ---------  ---------  ---------  -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......................     285,428      212,431     146,331    129,890    303,743     286,721
    Proceeds from shares issued in connection with
      acquisition.....................................          --           --          --         --     36,982     131,599
    Dividends reinvested..............................      32,290       10,331      21,701     11,866      9,536       4,561
    Cost of shares redeemed...........................     (91,619)     (61,136)   (138,383)  (149,012)  (145,189)    (81,352)
                                                        -----------  -----------  ---------  ---------  ---------  -----------
Change in net assets from share transactions..........     226,099      161,626      29,649     (7,256)   205,072     341,529
                                                        -----------  -----------  ---------  ---------  ---------  -----------
Change in net assets..................................     228,325      199,723      86,305     39,253    311,420     415,181
NET ASSETS:
    Beginning of period...............................     369,717      169,994     473,312    434,059    565,941     150,760
                                                        -----------  -----------  ---------  ---------  ---------  -----------
    End of period.....................................   $ 598,042    $ 369,717   $ 559,617  $ 473,312  $ 877,361   $ 565,941
                                                        -----------  -----------  ---------  ---------  ---------  -----------
                                                        -----------  -----------  ---------  ---------  ---------  -----------
SHARE TRANSACTIONS:
    Issued............................................      22,448       17,984      10,399     10,433     21,224      23,461
    Issued in connection with acquisition.............          --           --          --         --      2,673      11,070
    Reinvested........................................       2,670          924       1,573        980        684         371
    Redeemed..........................................      (7,260)      (5,160)     (9,741)   (12,030)    (9,886)     (6,247)
                                                        -----------  -----------  ---------  ---------  ---------  -----------
Change in shares......................................      17,858       13,748       2,231       (617)    14,695      28,655
                                                        -----------  -----------  ---------  ---------  ---------  -----------
                                                        -----------  -----------  ---------  ---------  ---------  -----------
Undistributed (distributions in excess of) net
  investment income included in net assets:
    End of period.....................................   $    (114)   $       7   $     (45) $      43  $     (85)  $     (10)
                                                        -----------  -----------  ---------  ---------  ---------  -----------
                                                        -----------  -----------  ---------  ---------  ---------  -----------



                                                        GROWTH OPPORTUNITIES

                                                                FUND
                                                        --------------------
                                                          YEAR       YEAR
                                                          ENDED      ENDED
                                                        JUNE 30,   JUNE 30,
                                                          1996       1995
                                                        ---------  ---------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.............................  $   5,803  $   1,508
    Net realized gains from investment transactions...    150,392     18,881
    Change in unrealized appreciation (depreciation)
      from investments and translation of assets and
      liabilities of foreign currency.................    (49,094)    53,633
                                                        ---------  ---------
Change in net assets resulting from operations........    107,101     74,022
                                                        ---------  ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income........................     (5,538)    (1,520)
    In excess of net investment income................        (34)        --
    From net realized gains from investment
      transactions....................................    (78,544)   (12,826)
    In excess of net realized gains from investment
      transactions....................................         --         --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........................       (215)        (8)
    In excess of net investment income................         (1)        (9)
    From net realized gains from investment
      transactions....................................     (2,747)      (287)
    In excess of net realized gains from investment
      transactions....................................         --         --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........................        (51)        --
    In excess of net investment income................         --         --
    From net realized gains from investment
      transactions....................................       (896)       (59)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
    From net investment income........................         --         --
    From net realized gains from investment
      transactions....................................         --         (8)
                                                        ---------  ---------
Change in net assets from shareholder distributions...    (88,026)   (14,717)
                                                        ---------  ---------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......................    285,336    138,252
    Proceeds from shares issued in connection with
      acquisition.....................................         --         --
    Dividends reinvested..............................     46,859      9,304
    Cost of shares redeemed...........................   (205,266)  (178,208)
                                                        ---------  ---------
Change in net assets from share transactions..........    126,929    (30,652)
                                                        ---------  ---------
Change in net assets..................................    146,004     28,653
NET ASSETS:
    Beginning of period...............................    427,483    398,830
                                                        ---------  ---------
    End of period.....................................  $ 573,487  $ 427,483
                                                        ---------  ---------
                                                        ---------  ---------
SHARE TRANSACTIONS:
    Issued............................................     15,225      8,268
    Issued in connection with acquisition.............         --         --
    Reinvested........................................      2,828        595
    Redeemed..........................................    (10,779)   (10,620)
                                                        ---------  ---------
Change in shares......................................      7,274     (1,757)
                                                        ---------  ---------
                                                        ---------  ---------
Undistributed (distributions in excess of) net
  investment income included in net assets:
    End of period.....................................  $     (47) $     (11)
                                                        ---------  ---------
                                                        ---------  ---------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          85----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         (Amounts in Thousands)

                                                                                       GULF SOUTH GROWTH FUND (A)
                                                                           --------------------------------------------------
                                                                                               YEAR ENDED       YEAR ENDED
                                                                             SEVEN MONTHS     NOVEMBER 30,     NOVEMBER 30,
                                                                            JUNE 30, 1996         1995             1994
                                                                           ----------------  ---------------  ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss).........................................     $     (162)       $    (329)       $    (304)
    Net realized gains from investment and foreign currency
      transactions.......................................................         20,607            2,336            1,418
    Net change in unrealized appreciation (depreciation) from investments
      and translation of assets and liabilities in foreign currencies....         (8,026)          17,774           (6,752)
                                                                           ----------------  ---------------  ---------------
Change in net assets resulting from operations...........................         12,419           19,781           (5,638)
                                                                           ----------------  ---------------  ---------------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS (B):
    From net investment income...........................................             --               --               --
    In excess of net investment income...................................             --               --               --
    From net realized gains from investment transactions.................           (237)              --               --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...........................................             --               --               --
    In excess of net investment income...................................             --               --               --
    From net realized gains from investment transactions.................        (17,443)          (1,410)            (649)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income...........................................             --               --               --
    In excess of net investment income...................................             --               --               --
    From net realized gains from investment transactions.................           (393)              (8)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
    From net investment income...........................................             --               --               --
    From net realized gains from investment transactions.................             --               --               --
                                                                           ----------------  ---------------  ---------------
Change in net assets from shareholder distributions......................        (18,073)          (1,418)            (649)
                                                                           ----------------  ---------------  ---------------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued..........................................         29,495           13,775           18,519
    Dividends reinvested.................................................         14,226              328              120
    Cost of shares redeemed..............................................        (31,076)         (12,956)          (9,563)
                                                                           ----------------  ---------------  ---------------
Change in net assets from share transactions.............................         12,645            1,147            9,076
                                                                           ----------------  ---------------  ---------------
Change in net assets.....................................................          6,991           19,510            2,789
NET ASSETS:
    Beginning of period..................................................         97,281           77,771           74,982
                                                                           ----------------  ---------------  ---------------
    End of period........................................................     $  104,272        $  97,281        $  77,771
                                                                           ----------------  ---------------  ---------------
                                                                           ----------------  ---------------  ---------------
SHARE TRANSACTIONS:
    Issued...............................................................            620              842            1,162
    Issued in restatement of net asset value (c).........................          3,633               --               --
    Reinvested...........................................................            902               22                7
    Redeemed.............................................................           (838)            (768)            (601)
                                                                           ----------------  ---------------  ---------------
Change in shares.........................................................          4,317               96              568
                                                                           ----------------  ---------------  ---------------
                                                                           ----------------  ---------------  ---------------
Undistributed (distributions in excess of) net investment income included in net assets:
    End of period........................................................     $       --        $      --        $      --
                                                                           ----------------  ---------------  ---------------
                                                                           ----------------  ---------------  ---------------


                                                                             INTERNATIONAL EQUITY
                                                                                  INDEX FUND
                                                                           ------------------------
                                                                           YEAR ENDED   YEAR ENDED
                                                                            JUNE 30,     JUNE 30,
                                                                              1996         1995
                                                                           -----------  -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss).........................................   $   2,940    $   2,326
    Net realized gains from investment and foreign currency
      transactions.......................................................       1,467        3,373
    Net change in unrealized appreciation (depreciation) from investments
      and translation of assets and liabilities in foreign currencies....      26,748        2,455
                                                                           -----------  -----------
Change in net assets resulting from operations...........................      31,155        8,154
                                                                           -----------  -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS (B):
    From net investment income...........................................      (2,825)      (1,053)
    In excess of net investment income...................................        (429)          --
    From net realized gains from investment transactions.................      (2,147)        (537)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...........................................         (72)         (18)
    In excess of net investment income...................................         (11)          --
    From net realized gains from investment transactions.................         (55)         (10)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income...........................................         (43)         (17)
    In excess of net investment income...................................          (7)          --
    From net realized gains from investment transactions.................         (33)         (10)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
    From net investment income...........................................          --           (1)
    From net realized gains from investment transactions.................          --           (1)
                                                                           -----------  -----------
Change in net assets from shareholder distributions......................      (5,622)      (1,647)
                                                                           -----------  -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued..........................................     163,944      111,465
    Dividends reinvested.................................................       2,501          845
    Cost of shares redeemed..............................................     (54,557)     (41,784)
                                                                           -----------  -----------
Change in net assets from share transactions.............................     111,888       70,526
                                                                           -----------  -----------
Change in net assets.....................................................     137,421       77,033
NET ASSETS:
    Beginning of period..................................................     227,014      149,981
                                                                           -----------  -----------
    End of period........................................................   $ 364,435    $ 227,014
                                                                           -----------  -----------
                                                                           -----------  -----------
SHARE TRANSACTIONS:
    Issued...............................................................      11,286        8,193
    Issued in restatement of net asset value (c).........................          --           --
    Reinvested...........................................................         175           63
    Redeemed.............................................................      (3,742)      (3,090)
                                                                           -----------  -----------
Change in shares.........................................................       7,722        5,166
                                                                           -----------  -----------
                                                                           -----------  -----------
Undistributed (distributions in excess of) net investment income included in net assets:
    End of period........................................................   $   1,395    $   2,643
                                                                           -----------  -----------
                                                                           -----------  -----------

-------------

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund.
           Changes in net assets for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund.

      (b)  Fiduciary Shares of the Gulf South Growth Fund commenced operations March 26, 1996 upon the conversion of certain Class A
           Shares to Fiduciary Shares.

      (c)  Pursuant to its reorganization as a fund of The One Group, the Gulf South Growth Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $15.70 to
           $10.00 and Class B Shares from $15.48 to $10.00.

SEE NOTES TO FINANCIAL STATEMENTS.

----86

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1996

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently consists of twenty-six active funds. The accompanying financial statements and financial highlights are those of the Asset Allocation Fund, the Income Equity Fund, the Equity Index Fund, the Value Growth Fund, the Large Company Value Fund, the Disciplined Value Fund, the Large Company Growth Fund, the Growth Opportunities Fund, the Gulf South Growth Fund and the International Equity Index Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund. On September 1, 1995, The One Group Blue Chip Equity Fund ceased operations, and all of its assets and liabilities transferred to the Large Company Growth Fund. Effective February 7, 1996, the Small Company Growth Fund was renamed the Growth Opportunities Fund.

    The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. Subsequent to the reorganization, the fiscal year end changed from November 30 to June 30 for the Value Growth Fund and the Gulf South Growth Fund. Therefore, the current period statements of operations and changes in net assets for those Funds present the results of operations and changes in net assets for the seven months ended June 30, 1996.

    The Funds' investment objectives are as follows:

FUND                                OBJECTIVE
----------------------------------  -------------------------------------------------------------------
Asset Allocation Fund               To provide total return while preserving capital.
Income Equity Fund                  Current income through regular payments of dividends.
Equity Index Fund                   Investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500
                                    Composite Stock Price Index.
Value Growth Fund                   Long-term capital growth and growth of income while, as a secondary objective, providing a moderate level of current income.
Large Company Value Fund            Capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.
Disciplined Value Fund              Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Large Company Growth Fund           Long-term capital appreciation and growth of income by investing primarily in equity securities.
Growth Opportunities Fund           Growth of capital and, secondarily, current income, by investing primarily in equity securities.

CONTINUED

                                                                          87----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

FUND                                OBJECTIVE
----------------------------------  -------------------------------------------------------------------
Gulf South Growth Fund              Long-term capital growth by investment in a portfolio of equity securities of small capitalization, emerging growth and medium capitalization companies which are either headquartered in or whose primary market is in the southeastern region of the United States.
International Equity Index Fund     To provide investment results that correspond to the aggregate price and dividend performance of the securities in the Gross
                                    Domestic Product Weighted Morgan Stanley Capital International
                                    Europe, Australia and Far East Index.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked prices in the principal market where such securities are traded. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined in good faith by or at the direction of the Board of Trustees.

     FOREIGN CURRENCY TRANSLATION

     Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of realized gains or losses and unrealized appreciation or depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

     FORWARD FOREIGN CURRENCY CONTRACTS

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are presented net on the Statement of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset; otherwise gains or losses are recognized on settlement date.

CONTINUED

----88

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

     WRITTEN OPTIONS

     The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn dividends and interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and credit worthy under guidelines established by the Board of Trustees and when, in the judgement of the Adviser, the consideration

CONTINUED

                                                                          89----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

     which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1996, the following Funds had securities with the following market values on loan:

                                                                                                              MARKET VALUE
                                                                                                                OF LOANED
                                                                                                               SECURITIES
                                                                                                              -------------
     Asset Allocation Fund..................................................................................  $   9,352,826
     Income Equity Fund.....................................................................................     17,942,122
     Equity Index Fund......................................................................................     28,024,724
     Value Growth Fund......................................................................................     17,924,553
     Large Company Value Fund...............................................................................     46,676,798
     Disciplined Value Fund.................................................................................     38,357,202
     Large Company Growth Fund..............................................................................     56,341,844
     Growth Opportunities Fund..............................................................................     56,827,625
     Gulf South Growth Fund.................................................................................     15,011,488

     The loaned securities were fully collateralized by cash and U.S. Government securities as of June 30, 1996.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for all Funds, except the International Equity Index Fund, which declares and distributes net investment income annually. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, have been reclassified to additional paid-in capital.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund, have been allocated among the funds of the Trust pro-

CONTINUED

----90

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

     rata, based on the relative net assets of each fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

3.  SHARES OF BENEFICIAL INTEREST:

    The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through thirty-two series and four classes:
    Fiduciary, Class A, Class B and Service. During the year ended June 30, 1995, Service Shares transferred to Class A Shares. As of June 30, 1996 there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the years ended June 30, 1996 and June 30, 1995:

CONTINUED

                                                                          91----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

                                                                              (Amounts in Thousands)

                                                                                         INCOME EQUITY         EQUITY
                                                            ASSET ALLOCATION FUND             FUND              INDEX
                                                                                     ----------------------     FUND
                                                           ------------------------    YEAR                  -----------
                                                           YEAR ENDED   YEAR ENDED     ENDED    YEAR ENDED   YEAR ENDED
                                                            JUNE 30,     JUNE 30,    JUNE 30,    JUNE 30,     JUNE 30,
                                                              1996         1995        1996        1995         1996
                                                           -----------  -----------  ---------  -----------  -----------

CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued............................   $  20,364    $  14,294   $  74,805   $  32,862    $ 110,800
  Proceeds from shares issued in connection with
    acquisition..........................................          --           --     128,593          --           --
  Dividends reinvested...................................       1,810        1,386       5,003       4,624       10,203
  Shares redeemed........................................     (13,065)     (24,526)    (94,484)    (89,484)     (79,496)
                                                           -----------  -----------  ---------  -----------  -----------
  Change in net assets from Fiduciary share
    transactions.........................................   $   9,109    $   8,846   $ 113,917   $ (51,998)   $  41,507
                                                           -----------  -----------  ---------  -----------  -----------
                                                           -----------  -----------  ---------  -----------  -----------
CLASS A SHARES:
  Proceeds from shares issued............................   $  14,197    $   3,680   $ 168,343   $   5,144    $  52,581
  Proceeds from shares issued in connection with
    acquisition..........................................          --           --       6,780          --           --
  Dividends reinvested...................................         453          111       1,244         614          565
  Shares redeemed........................................      (2,268)      (1,101)   (143,907)     (5,677)     (26,205)
                                                           -----------  -----------  ---------  -----------  -----------
  Change in net assets from Class A share transactions...   $  12,382    $   2,690   $  32,460   $      81    $  26,941
                                                           -----------  -----------  ---------  -----------  -----------
                                                           -----------  -----------  ---------  -----------  -----------
CLASS B SHARES:
  Proceeds from shares issued............................   $  15,530    $   1,238   $  24,534   $   1,560    $  35,620
  Proceeds from shares issued in connection with
    acquisition..........................................          --           --       1,413          --           --
  Dividends reinvested...................................         271           80         487         105          381
  Shares redeemed........................................        (871)        (432)       (870)       (237)        (741)
                                                           -----------  -----------  ---------  -----------  -----------
  Change in net assets from Class B share transactions...   $  14,930    $     886   $  25,564   $   1,428    $  35,260
                                                           -----------  -----------  ---------  -----------  -----------
                                                           -----------  -----------  ---------  -----------  -----------
SERVICE SHARES:
  Proceeds from shares issued............................                $      92
  Dividends reinvested...................................                        2
  Shares redeemed........................................                     (102)
                                                                        -----------
  Change in net assets from Service Share transactions...                $      (8)
                                                                        -----------
                                                                        -----------

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued.................................................       1,787        1,433       2,462       2,362        7,069
  Issued in connection with acquisition..................          --           --       7,422          --           --
  Reinvested.............................................         159          139         316         343          660
  Redeemed...............................................      (1,156)      (2,496)     (3,267)     (6,450)      (5,207)
                                                           -----------  -----------  ---------  -----------  -----------
  Change in Fiduciary Shares.............................         790         (924)      6,933      (3,745)       2,522
                                                           -----------  -----------  ---------  -----------  -----------
                                                           -----------  -----------  ---------  -----------  -----------
CLASS A SHARES:
  Issued.................................................       1,241          364       9,480         353        3,351
  Issued in connection with acquisition..................          --           --         392          --           --
  Reinvested.............................................          38           11          72          47           36
  Redeemed...............................................        (198)        (108)     (8,347)       (400)      (1,670)
                                                           -----------  -----------  ---------  -----------  -----------
  Change in Class A Shares...............................       1,081          267       1,597           0        1,717
                                                           -----------  -----------  ---------  -----------  -----------
                                                           -----------  -----------  ---------  -----------  -----------
CLASS B SHARES:
  Issued.................................................       1,349          124       1,366         108        2,232
  Issued in connection with acquisition..................          --           --          81          --           --
  Reinvested.............................................          24            8          26           8           25
  Redeemed...............................................         (74)         (44)        (52)        (17)         (47)
                                                           -----------  -----------  ---------  -----------  -----------
  Change in Class B Shares...............................       1,299           88       1,421          99        2,210
                                                           -----------  -----------  ---------  -----------  -----------
                                                           -----------  -----------  ---------  -----------  -----------
SERVICE SHARES:
  Issued.................................................                       10
  Reinvested.............................................                       --
  Redeemed...............................................                      (10)
                                                                        -----------
  Change in Service Shares...............................                        0
                                                                        -----------
                                                                        -----------



                                                           YEAR ENDED
                                                            JUNE 30,
                                                              1995
                                                           -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued............................   $  71,441
  Proceeds from shares issued in connection with
    acquisition..........................................          --
  Dividends reinvested...................................       5,401
  Shares redeemed........................................     (43,482)
                                                           -----------
  Change in net assets from Fiduciary share
    transactions.........................................   $  33,360
                                                           -----------
                                                           -----------
CLASS A SHARES:
  Proceeds from shares issued............................   $   8,926
  Proceeds from shares issued in connection with
    acquisition..........................................          --
  Dividends reinvested...................................          49
  Shares redeemed........................................      (7,817)
                                                           -----------
  Change in net assets from Class A share transactions...   $   1,158
                                                           -----------
                                                           -----------
CLASS B SHARES:
  Proceeds from shares issued............................   $   1,047
  Proceeds from shares issued in connection with
    acquisition..........................................          --
  Dividends reinvested...................................          15
  Shares redeemed........................................         (27)
                                                           -----------
  Change in net assets from Class B share transactions...   $   1,035
                                                           -----------
                                                           -----------
SERVICE SHARES:
  Proceeds from shares issued............................   $      91
  Dividends reinvested...................................           2
  Shares redeemed........................................        (116)
                                                           -----------
  Change in net assets from Service Share transactions...   $     (23)
                                                           -----------
                                                           -----------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued.................................................       5,555
  Issued in connection with acquisition..................          --
  Reinvested.............................................         440
  Redeemed...............................................      (3,519)
                                                           -----------
  Change in Fiduciary Shares.............................       2,476
                                                           -----------
                                                           -----------
CLASS A SHARES:
  Issued.................................................         688
  Issued in connection with acquisition..................          --
  Reinvested.............................................           4
  Redeemed...............................................        (600)
                                                           -----------
  Change in Class A Shares...............................          92
                                                           -----------
                                                           -----------
CLASS B SHARES:
  Issued.................................................          80
  Issued in connection with acquisition..................          --
  Reinvested.............................................           1
  Redeemed...............................................          (2)
                                                           -----------
  Change in Class B Shares...............................          79
                                                           -----------
                                                           -----------
SERVICE SHARES:
  Issued.................................................           7
  Reinvested.............................................          --
  Redeemed...............................................          (8)
                                                           -----------
  Change in Service Shares...............................          (1)
                                                           -----------
                                                           -----------

CONTINUED

----92

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

                                                                                 (Amounts in Thousands)

                                                                                            LARGE COMPANY VALUE    DISCIPLINED
                                                                                                                     VALUE
                                                                VALUE GROWTH FUND (A)               FUND             FUND
                                                             ----------------------------  ----------------------  ---------
                                                             SEVEN MONTHS       YEAR                      YEAR       YEAR
                                                              ENDED JUNE        ENDED      YEAR ENDED     ENDED      ENDED
                                                                  30,       NOVEMBER 30,    JUNE 30,    JUNE 30,   JUNE 30,
                                                                 1996           1995          1996        1995       1996
                                                             -------------  -------------  -----------  ---------  ---------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES (B):
  Proceeds from shares issued..............................   $  51,451                     $ 271,886   $ 201,943  $ 131,316
  Proceeds from shares issued in conversion from class A
    shares.................................................     186,991(b)                         --          --         --
  Dividends reinvested.....................................          12                        31,312      10,183     19,700
  Shares redeemed..........................................     (54,571)                      (86,151)    (53,653)  (130,536)
                                                             -------------                 -----------  ---------  ---------
  Change in net assets from Fiduciary share transactions...   $ 183,883                     $ 217,047   $ 158,473  $  20,480
                                                             -------------                 -----------  ---------  ---------
                                                             -------------                 -----------  ---------  ---------
CLASS A SHARES:
  Proceeds from shares issued..............................   $  15,771       $  21,981     $  10,239   $   9,809  $  10,777
  Dividends reinvested.....................................      26,959           1,452           760         121      1,180
  Shares redeemed..........................................     (16,784)        (21,210)       (5,175)     (7,394)    (6,449)
  Cost of shares redeemed in conversion to Fiduciary
    shares.................................................    (186,991)(b)          --            --          --         --
                                                             -------------  -------------  -----------  ---------  ---------
  Change in net assets from Class A share transactions.....   $(161,045)      $   2,223     $   5,824   $   2,536  $   5,508
                                                             -------------  -------------  -----------  ---------  ---------
                                                             -------------  -------------  -----------  ---------  ---------
CLASS B SHARES:
  Proceeds from shares issued..............................   $   1,585       $   2,278     $   3,303   $     679  $   4,238
  Dividends reinvested.....................................         562              28           218          27        821
  Shares redeemed..........................................        (205)           (138)         (293)        (89)    (1,398)
                                                             -------------  -------------  -----------  ---------  ---------
  Change in net assets from Class B share transactions.....   $   1,942       $   2,168     $   3,228   $     617  $   3,661
                                                             -------------  -------------  -----------  ---------  ---------
                                                             -------------  -------------  -----------  ---------  ---------
SERVICE SHARES:
  Proceeds from shares issued..............................
  Dividends reinvested.....................................
  Shares redeemed..........................................
  Change in net assets from Service Share transactions.....

SHARE TRANSACTIONS:
FIDUCIARY SHARES (B):
  Issued...................................................         254                        21,371      17,128      9,341
  Issued in conversion from Class A Shares.................      18,699(b)                         --          --         --
  Reinvested...............................................           1                         2,593         911      1,427
  Redeemed.................................................        (556)                       (6,817)     (4,551)    (9,186)
                                                             -------------                 -----------  ---------  ---------
  Change in Fiduciary Shares...............................      18,398                        17,147      13,488      1,582
                                                             -------------                 -----------  ---------  ---------
                                                             -------------                 -----------  ---------  ---------
CLASS A SHARES:
  Issued...................................................       1,026           1,479           815         800        760
  Issued in restatement of net asset value(c)..............       7,672              --            --          --         --
  Reinvested...............................................       1,745             104            61          11         86
  Redeemed.................................................      (1,096)         (1,389)         (417)       (601)      (456)
  Redeemed in conversion to Fiduciary Shares...............     (18,699)(b)          --            --          --         --
                                                             -------------  -------------  -----------  ---------  ---------
  Change in Class A Shares.................................      (9,352)            194           459         210        390
                                                             -------------  -------------  -----------  ---------  ---------
                                                             -------------  -------------  -----------  ---------  ---------
CLASS B SHARES:
  Issued...................................................         122             149           262          56        298
  Issued in restatement of net asset value(c)..............         136              --            --          --         --
  Reinvested...............................................          36               2            16           2         60
  Redeemed.................................................         (16)             (9)          (26)         (8)       (99)
                                                             -------------  -------------  -----------  ---------  ---------
  Change in Class B Shares.................................         278             142           252          50        259
                                                             -------------  -------------  -----------  ---------  ---------
                                                             -------------  -------------  -----------  ---------  ---------
SERVICE SHARES:
  Issued...................................................
  Reinvested...............................................
  Redeemed.................................................
  Change in Service Shares.................................



                                                               YEAR
                                                               ENDED
                                                             JUNE 30,
                                                               1995
                                                             ---------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES (B):
  Proceeds from shares issued..............................  $ 117,175
  Proceeds from shares issued in conversion from class A
    shares.................................................         --
  Dividends reinvested.....................................     11,069
  Shares redeemed..........................................   (142,398)
                                                             ---------
  Change in net assets from Fiduciary share transactions...  $ (14,154)
                                                             ---------
                                                             ---------
CLASS A SHARES:
  Proceeds from shares issued..............................  $   6,626
  Dividends reinvested.....................................        482
  Shares redeemed..........................................     (5,134)
  Cost of shares redeemed in conversion to Fiduciary
    shares.................................................         --
                                                             ---------
  Change in net assets from Class A share transactions.....  $   1,974
                                                             ---------
                                                             ---------
CLASS B SHARES:
  Proceeds from shares issued..............................  $   5,594
  Dividends reinvested.....................................        309
  Shares redeemed..........................................       (903)
                                                             ---------
  Change in net assets from Class B share transactions.....  $   5,000
                                                             ---------
                                                             ---------
SERVICE SHARES:
  Proceeds from shares issued..............................  $     495
  Dividends reinvested.....................................          6
  Shares redeemed..........................................       (577)
                                                             ---------
  Change in net assets from Service Share transactions.....  $     (76)
                                                             ---------
                                                             ---------
SHARE TRANSACTIONS:
FIDUCIARY SHARES (B):
  Issued...................................................      9,425
  Issued in conversion from Class A Shares.................         --
  Reinvested...............................................        913
  Redeemed.................................................    (11,504)
                                                             ---------
  Change in Fiduciary Shares...............................     (1,166)
                                                             ---------
                                                             ---------
CLASS A SHARES:
  Issued...................................................        521
  Issued in restatement of net asset value(c)..............         --
  Reinvested...............................................         40
  Redeemed.................................................       (409)
  Redeemed in conversion to Fiduciary Shares...............         --
                                                             ---------
  Change in Class A Shares.................................        152
                                                             ---------
                                                             ---------
CLASS B SHARES:
  Issued...................................................        447
  Issued in restatement of net asset value(c)..............         --
  Reinvested...............................................         26
  Redeemed.................................................        (72)
                                                             ---------
  Change in Class B Shares.................................        401
                                                             ---------
                                                             ---------
SERVICE SHARES:
  Issued...................................................         40
  Reinvested...............................................          1
  Redeemed.................................................        (45)
                                                             ---------
  Change in Service Shares.................................         (4)
                                                             ---------
                                                             ---------

-------------

      (a)  Upon reorganizing as a fund of The One Group, The Paragon Value Growth Fund became the Value Growth Fund. Capital and share transactions for the periods prior to March 25, 1996 represent the Paragon Value Growth Fund.
      (b)  Fiduciary Shares of the Value Growth Fund commenced operations March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.
      (c)  Pursuant to its reorganization as a fund of The One Group, the Fund issued additional shares at the close of business
           March 25, 1996 as a result of a restatement of the net asset values of Class A Shares from $15.26 to $10.00 and Class B
           Shares from $15.21 to $10.00.

CONTINUED

                                                                          93----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

                                                            (Amounts in Thousands)

                                                                                                                  GULF SOUTH
                                                                     LARGE COMPANY GROWTH   GROWTH OPPORTUNITIES    GROWTH
                                                                             FUND                   FUND           FUND (A)
                                                                    ----------------------  --------------------  -----------
                                                                      YEAR                    YEAR       YEAR
                                                                      ENDED    YEAR ENDED     ENDED      ENDED      PERIOD
                                                                    JUNE 30,    JUNE 30,    JUNE 30,   JUNE 30,   ENDED JUNE
                                                                      1996        1995        1996       1995      30, 1996
                                                                    ---------  -----------  ---------  ---------  -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES (B):
  Proceeds from shares issued.....................................  $ 209,649   $ 264,563   $ 167,309  $ 120,166   $  20,747
  Proceeds from shares issued in connection with acquisition......     33,161     119,883          --         --          --
  Proceeds from shares issued in conversion from class A shares...         --          --          --         --      80,504(b)
  Dividends reinvested............................................      8,256       4,370      43,247      8,942          12
  Shares redeemed.................................................   (132,702)    (77,903)   (109,584)  (162,832)    (23,690)
                                                                    ---------  -----------  ---------  ---------  -----------
  Change in net assets from Fiduciary share transactions..........  $ 118,364   $ 310,913   $ 100,972  $ (33,724)  $  77,573
                                                                    ---------  -----------  ---------  ---------  -----------
                                                                    ---------  -----------  ---------  ---------  -----------
CLASS A SHARES:
  Proceeds from shares issued.....................................  $  46,490   $  15,491   $ 108,378  $  16,237   $   8,112
  Proceeds from shares issued in connection with acquisition......      3,423      11,716          --         --          --
  Dividends reinvested............................................        904         154       2,718        296      13,830
  Shares redeemed.................................................    (10,113)     (2,767)    (95,119)   (14,784)     (7,224)
  Cost of shares redeemed in conversion to Fiduciary shares.......         --          --          --         --     (80,504)(b)
                                                                    ---------  -----------  ---------  ---------  -----------
  Change in net assets from Class A share transactions............  $  40,704   $  24,594   $  15,977  $   1,749   $ (65,786)
                                                                    ---------  -----------  ---------  ---------  -----------
                                                                    ---------  -----------  ---------  ---------  -----------
CLASS B SHARES:
  Proceeds from shares issued.....................................  $  47,604   $   6,304   $   9,649  $   1,368   $     636
  Proceeds from shares issued in connection with acquisition......        398          --          --         --          --
  Dividends reinvested............................................        376          32         894         58         384
  Shares redeemed.................................................     (2,374)       (247)       (563)       (45)       (162)
                                                                    ---------  -----------  ---------  ---------  -----------
  Change in net assets from Class B share transactions............  $  46,004   $   6,089   $   9,980  $   1,381   $     858
                                                                    ---------  -----------  ---------  ---------  -----------
                                                                    ---------  -----------  ---------  ---------  -----------
SERVICE SHARES:
  Proceeds from shares issued.....................................              $     363              $     481
  Dividends reinvested............................................                      5                      8
  Shares redeemed.................................................                   (435)                  (547)
                                                                               -----------             ---------
  Change in net assets from Service Share transactions............              $     (67)             $     (58)
                                                                               -----------             ---------
                                                                               -----------             ---------
SHARE TRANSACTIONS:
FIDUCIARY SHARES (B):
  Issued..........................................................     14,892      21,755       8,947      7,209          66
  Issued in connection with acquisition...........................      2,403      10,108          --         --          --
  Issued in conversion from Class A Shares........................         --          --          --         --       8,050(b)
  Reinvested......................................................        594         357       2,608        571           1
  Redeemed........................................................     (9,049)     (5,992)     (5,714)    (9,719)       (360)
                                                                    ---------  -----------  ---------  ---------  -----------
  Change in Fiduciary Shares......................................      8,840      26,228       5,841     (1,939)      7,757
                                                                    ---------  -----------  ---------  ---------  -----------
                                                                    ---------  -----------  ---------  ---------  -----------
CLASS A SHARES:
  Issued..........................................................      3,131       1,182       5,756        949         509
  Issued in connection with acquisition...........................        242         962          --         --          --
  Issued in restatement of net asset value(c).....................         --          --          --         --       3,555
  Reinvested......................................................         63          12         165         19         876
  Redeemed........................................................       (674)       (205)     (5,035)      (867)       (466)
  Redeemed in conversion to Fiduciary Shares......................         --          --          --         --      (8,050)(b)
                                                                    ---------  -----------  ---------  ---------  -----------
  Change in Class A Shares........................................      2,762       1,951         886        101      (3,576)
                                                                    ---------  -----------  ---------  ---------  -----------
                                                                    ---------  -----------  ---------  ---------  -----------
CLASS B SHARES:
  Issued..........................................................      3,201         494         522         82          45
  Issued in connection with acquisition...........................         28          --          --         --          --
  Issued in restatement of net asset value(c).....................                                                        78
  Reinvested......................................................         27           2          55          4          25
  Redeemed........................................................       (163)        (18)        (30)        (3)        (12)
                                                                    ---------  -----------  ---------  ---------  -----------
  Change in Class B Shares........................................      3,093         478         547         83         136
                                                                    ---------  -----------  ---------  ---------  -----------
                                                                    ---------  -----------  ---------  ---------  -----------
SERVICE SHARES:
  Issued..........................................................                     30                     28
  Reinvested......................................................                     --                      1
  Redeemed........................................................                    (32)                   (31)
                                                                               -----------             ---------
  Change in Service Shares........................................                     (2)                    (2)
                                                                               -----------             ---------
                                                                               -----------             ---------

                                                                        YEAR
                                                                        ENDED
                                                                    NOVEMBER 30,
                                                                        1995
                                                                    -------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES (B):
  Proceeds from shares issued.....................................
  Proceeds from shares issued in connection with acquisition......
  Proceeds from shares issued in conversion from class A shares...
  Dividends reinvested............................................
  Shares redeemed.................................................
  Change in net assets from Fiduciary share transactions..........
CLASS A SHARES:
  Proceeds from shares issued.....................................    $  12,266
  Proceeds from shares issued in connection with acquisition......           --
  Dividends reinvested............................................          321
  Shares redeemed.................................................      (12,837)
  Cost of shares redeemed in conversion to Fiduciary shares.......
                                                                    -------------
  Change in net assets from Class A share transactions............    $    (250)
                                                                    -------------
                                                                    -------------
CLASS B SHARES:
  Proceeds from shares issued.....................................    $   1,509
  Proceeds from shares issued in connection with acquisition......           --
  Dividends reinvested............................................            8
  Shares redeemed.................................................         (119)
                                                                    -------------
  Change in net assets from Class B share transactions............    $   1,398
                                                                    -------------
                                                                    -------------
SERVICE SHARES:
  Proceeds from shares issued.....................................
  Dividends reinvested............................................
  Shares redeemed.................................................
  Change in net assets from Service Share transactions............
SHARE TRANSACTIONS:
FIDUCIARY SHARES (B):
  Issued..........................................................
  Issued in connection with acquisition...........................
  Issued in conversion from Class A Shares........................
  Reinvested......................................................
  Redeemed........................................................
  Change in Fiduciary Shares......................................
CLASS A SHARES:
  Issued..........................................................          750
  Issued in connection with acquisition...........................           --
  Issued in restatement of net asset value(c).....................           --
  Reinvested......................................................           22
  Redeemed........................................................         (761)
  Redeemed in conversion to Fiduciary Shares......................           --
                                                                    -------------
  Change in Class A Shares........................................           11
                                                                    -------------
                                                                    -------------
CLASS B SHARES:
  Issued..........................................................           92
  Issued in connection with acquisition...........................           --
  Issued in restatement of net asset value(c).....................
  Reinvested......................................................            1
  Redeemed........................................................           (7)
                                                                    -------------
  Change in Class B Shares........................................           86
                                                                    -------------
                                                                    -------------
SERVICE SHARES:
  Issued..........................................................
  Reinvested......................................................
  Redeemed........................................................
  Change in Service Shares........................................

-------------

      (a)  Upon reorganizing as a fund of The One Group, The Paragon Gulf South Growth Fund became the Gulf South Growth Fund.
           Capital and share transactions for the periods prior to March 25, 1996 represent the Paragon Gulf South Growth Fund.
      (b)  Fiduciary Shares of the Value Growth Fund commenced operations March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.
      (c)  Pursuant to its reorganization as a fund of The One Group, the Fund issued additional shares at the close of business
           March 25, 1996 as a result of a restatement of the net asset values of Class A Shares from $15.70 to $10.00 and Class B
           Shares from $15.48 to $10.00.

CONTINUED

----94

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

                                                            (Amounts in Thousands)

                                                                                                     INTERNATIONAL EQUITY
                                                                                                          INDEX FUND
                                                                                                    ----------------------
                                                                                                      YEAR
                                                                                                      ENDED    YEAR ENDED
                                                                                                    JUNE 30,    JUNE 30,
                                                                                                      1996        1995
                                                                                                    ---------  -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.....................................................................  $ 154,310   $ 104,876
  Dividends reinvested............................................................................      2,284         788
  Shares redeemed.................................................................................    (51,662)    (39,348)
                                                                                                    ---------  -----------
  Change in net assets from Fiduciary share transactions..........................................  $ 104,932   $  66,316
                                                                                                    ---------  -----------
                                                                                                    ---------  -----------
CLASS A SHARES:
  Proceeds from shares issued.....................................................................  $   7,069   $   3,817
  Dividends reinvested............................................................................        135          28
  Shares redeemed.................................................................................     (2,083)     (1,301)
                                                                                                    ---------  -----------
  Change in net assets from Class A share transactions............................................  $   5,121   $   2,544
                                                                                                    ---------  -----------
                                                                                                    ---------  -----------
CLASS B SHARES:
  Proceeds from shares issued.....................................................................  $   2,565   $   2,243
  Dividends reinvested............................................................................         82          27
  Shares redeemed.................................................................................       (812)       (506)
                                                                                                    ---------  -----------
  Change in net assets from Class B share transactions............................................  $   1,835   $   1,764
                                                                                                    ---------  -----------
                                                                                                    ---------  -----------
SERVICE SHARES:
  Proceeds from shares issued.....................................................................              $     529
  Dividends reinvested............................................................................                      2
  Shares redeemed.................................................................................                   (629)
                                                                                                               -----------
  Change in net assets from Service Share transactions............................................              $     (98)
                                                                                                               -----------
                                                                                                               -----------

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued..........................................................................................     10,623       7,711
  Reinvested......................................................................................        160          59
  Redeemed........................................................................................     (3,542)     (2,910)
                                                                                                    ---------  -----------
  Change in Fiduciary Shares......................................................................      7,241       4,860
                                                                                                    ---------  -----------
                                                                                                    ---------  -----------
CLASS A SHARES:
  Issued..........................................................................................        484         277
  Reinvested......................................................................................         10           2
  Redeemed........................................................................................       (143)        (96)
                                                                                                    ---------  -----------
  Change in Class A Shares........................................................................        351         183
                                                                                                    ---------  -----------
                                                                                                    ---------  -----------
CLASS B SHARES:
  Issued..........................................................................................        179         165
  Reinvested......................................................................................          5           2
  Redeemed........................................................................................        (57)        (38)
                                                                                                    ---------  -----------
  Change in Class B Shares........................................................................        127         129
                                                                                                    ---------  -----------
                                                                                                    ---------  -----------
SERVICE SHARES:
  Issued..........................................................................................                     40
  Reinvested......................................................................................                     --
  Redeemed........................................................................................                    (46)
                                                                                                               -----------
  Change in Service Shares........................................................................                     (6)
                                                                                                               -----------
                                                                                                               -----------

CONTINUED

                                                                          95----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

4.  INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average net assets of the Income Equity Fund, the Value Growth Fund, the Large Company Value Fund, the Disciplined Value Fund, the Large Company Growth Fund, the Growth Opportunities Fund, and the Gulf South Growth Fund; 0.65% of the average daily net assets of the Asset Allocation Fund, and; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.30% of the average daily net assets of the Equity Index Fund.

    The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund--the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator. Prior to November 30, 1995, The Shareholder Services Group d/b/a 440 Financial served as administrator of each Fund under essentially the same terms as the current administration agreement. Prior to March 25, 1996, Goldman Sachs Asset Management served as administrator of Paragon. The terms of the current administration agreement are substantially the same as the former administration agreement.

    The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to a distribution and shareholder services plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks, (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the year ended June 30, 1996, the Distributor received $5,679,889 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which, the Distributor re-allowed $5,409,347 to affiliated broker-dealers of the Fund.

    Prior to January 2, 1996, Premier Investment Advisors, L.L.C. ("Premier") served as investment adviser and Goldman Sachs & Company served as distributor to Paragon. Pursuant to the approval of the Board of Trustees of Paragon on October 31, 1995 and its shareholders on December 20, 1995, Paragon entered into an investment advisory agreement with the Adviser and a distribution agreement with the Distributor effective January 2, 1996. The terms of the investment advisory agreement with Premier and with the Adviser and the distribution agreements with Goldman Sachs & Company and the Distributor are substantially the same.

    Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

CONTINUED

----96

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

    The Adviser, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the period ended June 30, 1996, fees in the following amounts were waived or reimbursed to the Funds (amounts in thousands):

                                                                            INVESTMENT                           12B-1 FEES
                                                                           ADVISORY FEES     ADMINISTRATION        WAIVED
                                                                              WAIVED/         FEES WAIVED/     ---------------
                                                                            REIMBURSED         REIMBURSED          CLASS A
                                                                         -----------------  -----------------  ---------------
Asset Allocation Fund..................................................      $      92          $      60         $      10
Income Equity Fund.....................................................             71                 40                25
Equity Index Fund......................................................            639                215                14
Value Growth Fund......................................................            104                 --                10
Large Company Value Fund...............................................             --                 33                 7
Disciplined Value Fund.................................................             61                 --                17
Large Company Growth Fund..............................................            245                 --                51
Growth Opportunities Fund..............................................             54                 --                18
Gulf South Growth Fund.................................................             26                 --                 7
International Equity Index Fund........................................             92                 --                 7

5.  SECURITIES TRANSACTIONS:

    The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the periods ended June 30, 1996 were as follows (amounts in thousands):

                                                                       U.S. GOVERNMENT
                                                                          SECURITIES             OTHER SECURITIES
                                                                    ----------------------  --------------------------
                                                                     PURCHASES     SALES     PURCHASES       SALES
                                                                    -----------  ---------  ------------  ------------
Asset Allocation Fund.............................................   $  24,119   $  13,547  $     49,078  $     25,280
Income Equity Fund................................................          --          --        57,497        38,320
Equity Index Fund.................................................          --          --       121,801        25,322
Value Growth Fund.................................................          --          --       152,119       142,716
Large Company Value Fund..........................................          --          --     1,029,179       832,855
Disciplined Value Fund............................................          --          --       498,796       470,102
Large Company Growth Fund.........................................          --          --       471,918       253,878
Growth Opportunities Fund.........................................          --          --     2,092,922     2,064,829
Gulf South Growth Fund............................................          --          --        73,865        59,227
International Equity Index Fund...................................          --          --       131,493        17,814

6.  FINANCIAL INSTRUMENTS:

    Investing in financial instruments such as written options, futures and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities.

CONTINUED

                                                                          97----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

    The following is a summary of written option activity for the year ended June 30, 1996 by the Large Company Value Fund:

                                                                                          SHARES SUBJECT
                                                                                            TO CONTRACT       PREMIUMS
                                                                                        -------------------  -----------
Balance at beginning of year..........................................................             105        $     242
Options written.......................................................................           7,547           14,136
Options closed........................................................................          (6,315)         (11,696)
Options exercised.....................................................................            (837)          (1,509)
                                                                                                ------       -----------
Options outstanding at end of period..................................................             500        $   1,173


                                                                                          SHARES SUBJECT
COVERED CALL OPTIONS                                                                        TO CONTRACT         VALUE
--------------------------------------------------------------------------------------  -------------------  -----------
Options outstanding at end of period consist of:
  Allstate Corp., $45, 7/22/96........................................................              55        $      69
  AT&T Corp., $65, 7/22/96............................................................              30                8
  Boeing Co., $85,7/22/96.............................................................              40              155
  Chase Manhattan Corp., $70, 7/22/96.................................................              25               48
  Cigna Corp., $110, 7/22/96..........................................................              40              350
  Citicorp, $80, 7/22/96..............................................................              75              234
  Citicorp, $85, 7/22/96..............................................................              25               22
  Cyprus Amax Minerals, $25, 7/22/96..................................................              50                9
  Exxon, $85, 7/22/96.................................................................              92              265
  Federal National Mortgage Assoc., $30, 7/22/96......................................               8               29
  Federal National Mortgage Assoc., $32.5, 7/22/96....................................              50               94
  IBM, $105, 7/22/96..................................................................              30               32
  RJR Nabisco Holding Corp., $35, 7/22/96.............................................              70                9
                                                                                                ------       -----------
                                                                                                   590        $   1,324
                                                                                                ------       -----------
                                                                                                ------       -----------

   As of June 30, 1996, portfolio securities valued at $38,804,000 were held in escrow by the custodian in connection with covered call options written by the Fund.

                                                                                          SHARES SUBJECT
PUT OPTIONS                                                                                 TO CONTRACT         VALUE
--------------------------------------------------------------------------------------  -------------------  -----------
 DuPont (EI) de NeMours & Co., $75, 7/22/96...........................................              40        $      20
  IBM, $95, 7/22/96...................................................................              50               66
                                                                                                ------       -----------
                                                                                                    90        $      86
                                                                                                ------       -----------
                                                                                                ------       -----------

7.  CONCENTRATION OF CREDIT RISK:

    The Gulf South Growth Fund has a relatively large concentration of securities invested in companies domiciled in the Southeastern region of the United States. The Fund may be more susceptible to political, social and economic events adversely affecting the Southeastern region of the United States than funds not so concentrated.

    The International Equity Index has a relatively large concentration of securities invested in companies domiciled in Japan. The Fund may be more susceptible to the political, social and economic events adversely affecting the Japanese companies than funds not so concentrated.

CONTINUED

----98

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

8.  FEDERAL TAX INFORMATION (UNAUDITED):

    The accompanying table below details distributions from long-term capital gains for the following funds for the period ended June 30, 1996 (amounts in thousands):

Asset Allocation Fund.....................................................  $   1,731
Income Equity Fund........................................................      8,347
Equity Index Fund.........................................................      9,003
Value Growth Fund.........................................................     23,395
Large Company Value Fund..................................................      5,234
Disciplined Value Fund....................................................     22,726
Large Company Growth Fund.................................................     28,750
Growth Opportunities Fund.................................................     25,117
Gulf South Growth Fund....................................................      3,445
International Equity Index Fund...........................................      1,973

   Under current tax law, foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the fiscal year ended June 30, 1997. Losses deferred for the International Equity Index Fund amounted to $1,203,000 at June 30, 1996. The International Equity Index Fund elects to pass on the benefits of the foreign tax credit to its shareholders for the year ended June 30, 1996.

     ELIGIBLE DISTRIBUTIONS (UNAUDITED):

     The Trust designates the following eligible distributions for the dividends received deductions for corporations:

                                                                      ASSET         INCOME        EQUITY
                                                                   ALLOCATION       EQUITY         INDEX
                                                                      FUND           FUND          FUND
                                                                   -----------  --------------  -----------
Dividend Income (000)............................................   $     587     $    7,617     $   6,339
Dividend Income Per Share--Fiduciary.............................       0.086          0.352         0.300
Dividend Income Per Share--Class A...............................       0.078          0.303         0.247
Dividend Income Per Share--Class B...............................       0.060          0.205         0.147


                                                                                    LARGE
                                                                      VALUE        COMPANY      DISCIPLINED
                                                                     GROWTH         VALUE          VALUE
                                                                      FUND           FUND          FUND
                                                                   -----------  --------------  -----------
Dividend Income (000)............................................   $   2,167     $   13,341     $   8,356
Dividend Income Per Share--Fiduciary.............................       0.260          0.238         0.149
Dividend Income Per Share--Class A...............................       0.842          0.207         0.127
Dividend Income Per Share--Class B...............................       0.793          0.138         0.071

                                                                      LARGE                        GULF
                                                                     COMPANY        GROWTH         SOUTH
                                                                     GROWTH     OPPORTUNITIES     GROWTH
                                                                      FUND           FUND          FUND
                                                                   -----------  --------------  -----------
Dividend Income (000)............................................   $  14,838     $    8,638     $     237
Dividend Income Per Share--Fiduciary.............................       0.163          0.153         0.162
Dividend Income Per Share--Class A...............................       0.130          0.112         0.146
Dividend Income Per Share--Class B...............................       0.049          0.056         0.148

CONTINUED

                                                                          99----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

9.  REORGANIZATIONS:

    The Trust entered an Agreement and Plan of Reorganization with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The Paragon Value Equity Income Fund transferred its assets and liabilities to the Income Equity Fund. The Paragon Value Growth Fund and the Paragon Gulf South Growth Fund transferred its assets and liabilities to the Value Growth Fund and Gulf South Growth Fund, respectively. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 25, 1996 following approval by shareholders of Paragon at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:

                                                                          BEFORE REORGANIZATION            AFTER
                                                                      ------------------------------  REORGANIZATION
                                                                      PARAGON VALUE                   ---------------
                                                                      EQUITY INCOME   INCOME EQUITY    INCOME EQUITY
                                                                           FUND            FUND            FUND
                                                                      --------------  --------------  ---------------
Shares (000)........................................................         8,993          13,779           21,674
Net Assets (000)....................................................    $  136,786      $  238,679      $   375,465
Net asset value:
  Fiduciary.........................................................                    $    17.33      $     17.33
  Class A...........................................................         15.21           17.30            17.30
  Class B...........................................................         15.20           17.33            17.33
Unrealized appreciation.............................................    $   41,324      $   71,670      $   112,994

                                                                                                           AFTER
                                                                           BEFORE REORGANIZATION      REORGANIZATION
                                                                       -----------------------------  ---------------
                                                                       PARAGON VALUE   VALUE GROWTH    VALUE GROWTH
                                                                        GROWTH FUND        FUND            FUND
                                                                       --------------  -------------  ---------------
Shares (000).........................................................        14,849              --          22,657
Net Assets (000).....................................................    $  226,575     $        --     $   226,567
Net asset value:
  Fiduciary..........................................................                                   $     10.00
  Class A............................................................         15.26                           10.00
  Class B............................................................         15.21                           10.00
Unrealized appreciation..............................................    $   48,859     $        --     $    48,859

                                                                            BEFORE REORGANIZATION           AFTER
                                                                         ----------------------------  REORGANIZATION
                                                                         PARAGON GULF                  ---------------
                                                                         SOUTH GROWTH    GULF SOUTH      GULF SOUTH
                                                                             FUND        GROWTH FUND     GROWTH FUND
                                                                         -------------  -------------  ---------------
   Shares (000)........................................................         6,379             --          10,012
   Net Assets (000)....................................................   $   100,116    $        --     $   100,116
   Net asset value:
     Fiduciary.........................................................                                  $     10.00
     Class A...........................................................         15.70                          10.00
     Class B...........................................................         15.48                          10.00
   Unrealized appreciation.............................................   $    19,678    $        --     $    19,678

CONTINUED

----
   100

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

   On May 22, 1995, the Board of Trustees approved a Plan of Reorganization pursuant to which the Blue Chip Equity Fund would be merged with and into the Large Company Growth Fund. On September 1, 1995, the Blue Chip Equity Fund transferred all of its assets and liabilities to the Large Company Growth Fund in exchange for shares of the Large Company Growth Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was approved by the shareholders of the Blue Chip Equity Fund, at a shareholders' meeting on August 28, 1995. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:

                                                                                                            AFTER
                                                                            BEFORE REORGANIZATION       REORGANIZATION
                                                                        -----------------------------  ----------------
                                                                         BLUE CHIP    LARGE COMPANY     LARGE COMPANY
                                                                        EQUITY FUND    GROWTH FUND       GROWTH FUND
                                                                        -----------  ----------------  ----------------
Shares (000)..........................................................       2,777           44,457            47,130
Net Assets (000)......................................................   $  36,983     $    614,499      $    651,482
Net asset value:
  Fiduciary...........................................................   $   13.32     $      13.80      $      13.80
  Class A.............................................................       13.30            14.17             14.17
  Class B.............................................................       13.37            13.96             13.96
Unrealized appreciation...............................................   $   7,227     $     86,413      $     93,640

   On October 7, 1994, the Board of Trustees approved an agreement and plan of reorganization for the acquisition of the Trademark Funds by the Trust. Under the agreement and plan of reorganization, all assets and liabilities of the Trademark Equity Fund (the "Acquired Fund") were acquired by the Large Company Growth Fund in exchange for shares of the Large Company Growth Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed following approval by the shareholders of the Trademark Equity Fund. The following is a summary of shares outstanding, net assets, unrealized appreciation and net asset value per share immediately before and after the reorganization (amounts in thousands except net asset value):

                                                                                                           AFTER
                                                                         BEFORE REORGANIZATION        REORGANIZATION
                                                                    --------------------------------  ---------------
                                                                    TRADEMARK EQUITY   LARGE COMPANY   LARGE COMPANY
                                                                          FUND          GROWTH FUND     GROWTH FUND
                                                                    -----------------  -------------  ---------------
Shares............................................................         *12,666           23,627          34,697
Net Assets........................................................     *$  131,599      $   280,424     $   412,023
Net Asset Value:
  Fiduciary.......................................................     *$    10.39      $     11.87     $     11.87
  Class A.........................................................                            12.18           12.18
Unrealized Appreciation...........................................     $     3,072      $    11,501     $    14,573

   ------------

   * Before the reorganization, the Acquired Fund offered only one class of shares.

CONTINUED

                                                                         101----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  ASSET ALLOCATION FUND
                                                                        ------------------------------------------
                                                                                        FIDUCIARY
                                                                        ------------------------------------------
                                                                                   YEARS ENDED JUNE 30,
                                                                        ------------------------------------------
                                                                          1996       1995       1994     1993 (A)
                                                                        ---------  ---------  ---------  ---------
NET ASSET VALUE,
 BEGINNING OF PERIOD..................................................  $   10.73  $    9.64  $   10.06  $   10.00
                                                                        ---------  ---------  ---------  ---------
Investment Activities
  Net investment income...............................................       0.41       0.38       0.29       0.07
  Net realized and unrealized gains (losses) from investments.........       1.16       1.12      (0.38)      0.06
                                                                        ---------  ---------  ---------  ---------
    Total from Investment Activities..................................       1.57       1.50      (0.09)      0.13
                                                                        ---------  ---------  ---------  ---------
Distributions
  Net investment income...............................................      (0.41)     (0.37)     (0.29)     (0.07)
  Net realized gains..................................................      (0.18)     (0.04)     (0.04)        --
                                                                        ---------  ---------  ---------  ---------
    Total Distributions...............................................      (0.59)     (0.41)     (0.33)     (0.07)
                                                                        ---------  ---------  ---------  ---------
NET ASSET VALUE,
 END OF PERIOD........................................................  $   11.71  $   10.73  $    9.64  $   10.06
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------
Total Return..........................................................      14.87%     16.06%     (1.01)%      5.45%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $  50,323  $  37,658  $  42,751  $  30,441
  Ratio of expenses to average net assets.............................       0.94%      1.06%      1.06%      0.90%(b)
  Ratio of net investment income to average net assets................       3.58%      3.72%      2.91%      3.03%(b)
  Ratio of expenses to average net assets*............................       1.19%      1.31%      1.33%      1.34%(b)
  Ratio of net investment income to average net assets*...............       3.33%      3.47%      2.64%      2.59%(b)
  Portfolio turnover (c)..............................................      73.38%    115.36%     56.55%      4.05%
  Average commission rate paid (d)....................................  $  0.0616

---------

        *  During the period certain, fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Fiduciary Shares commenced offering on April 5, 1993.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (d)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   102

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              ASSET ALLOCATION FUND
                                                                   --------------------------------------------
                                                                                     CLASS A
                                                                   --------------------------------------------
                                                                               YEARS ENDED JUNE 30,
                                                                   --------------------------------------------
                                                                     1996       1995       1994      1993 (A)
                                                                   ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD............................................  $   10.74  $    9.65  $   10.06   $   10.00
                                                                   ---------  ---------  ---------  -----------
Investment Activities
  Net investment income..........................................       0.37       0.35       0.27        0.05
  Net realized and unrealized gains (losses) from investments....       1.16       1.13      (0.38)       0.07
                                                                   ---------  ---------  ---------  -----------
    Total from Investment Activities.............................       1.53       1.48      (0.11)       0.12
                                                                   ---------  ---------  ---------  -----------
Distributions
  Net investment income..........................................      (0.37)     (0.34)     (0.26)      (0.06)
  In excess of net investment income.............................         --      (0.01)        --          --
  Net realized gains.............................................      (0.18)     (0.04)     (0.04)         --
                                                                   ---------  ---------  ---------  -----------
    Total Distributions..........................................      (0.55)     (0.39)     (0.30)      (0.06)
                                                                   ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD..................................................  $   11.72  $   10.74  $    9.65   $   10.06
                                                                   ---------  ---------  ---------  -----------
                                                                   ---------  ---------  ---------  -----------
Total Return (Excludes Sales Charge).............................      14.48%     15.76%     (1.19)%       5.23 %(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............................  $  17,849  $   4,745  $   1,691  $      571
  Ratio of expenses to average net assets........................       1.19%      1.31%      1.33%       1.15 %(b)
  Ratio of net investment income to average net assets...........       3.33%      3.57%      2.68%       2.84 %(b)
  Ratio of expenses to average net assets*.......................       1.54%      1.66%      1.67%       1.62 %(b)
  Ratio of net investment income to average net assets*..........       2.98%     32.30%      2.34%       2.37 %(b)
  Portfolio turnover (c).........................................      73.38%    115.36%     56.55%       4.05 %
  Average commission rate paid (d)...............................  $  0.0616

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations on April 2, 1993.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (d)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         103----

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 ASSET ALLOCATION FUND
                                                                           ---------------------------------
                                                                                        CLASS B
                                                                           ---------------------------------
                                                                                 YEARS ENDED JUNE 30,
                                                                           ---------------------------------
                                                                             1996       1995      1994 (A)
                                                                           ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................................  $   10.76  $    9.67   $   10.37
                                                                           ---------  ---------  -----------
Investment Activities
  Net investment income..................................................       0.28       0.27        0.08
  Net realized and unrealized gains (losses) from investments............       1.18       1.14       (0.70)
                                                                           ---------  ---------  -----------
    Total from Investment Activities.....................................       1.46       1.41       (0.62)
                                                                           ---------  ---------  -----------
Distributions
  Net investment income..................................................      (0.28)     (0.27)      (0.08)
  In excess of net investment income.....................................         --      (0.01)         --
  Net realized gains.....................................................      (0.18)     (0.04)         --
                                                                           ---------  ---------  -----------
    Total Distributions..................................................      (0.46)     (0.32)      (0.08)
                                                                           ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD..........................................................  $   11.76  $   10.76   $    9.67
                                                                           ---------  ---------  -----------
                                                                           ---------  ---------  -----------
Total Return (Excludes Sales Charge).....................................      13.79%     14.90%      (5.98)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................................  $  18,575  $   3,019  $    1,862
  Ratio of expenses to average net assets................................       1.94%      2.07%       2.40 %(b)
  Ratio of net investment income to average net assets...................       2.58%      2.77%       1.99 %(b)
  Ratio of expenses to average net assets*...............................       2.19%      2.31%       2.40 %(b)
  Ratio of net investment income to average net assets*..................       2.33%      2.52%       1.99 %(b)
  Portfolio turnover (d).................................................      73.38%    115.36%      56.55 %
  Average commission rate paid (e).......................................  $  0.0616

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   104

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                          ASSET
                                                                                     ALLOCATION FUND
                                                                                     ---------------
                                                                                       SERVICE (A)
                                                                                     ---------------
                                                                                     YEAR ENDED JUNE
                                                                                           30,
                                                                                          1995
                                                                                     ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD..............................................................     $    9.62
                                                                                           ------
Investment Activities
  Net investment income............................................................          0.22
  Net realized and unrealized gains (losses) from investments......................          1.05
                                                                                           ------
    Total from Investment Activities...............................................          1.27
Distributions
  Net investment income............................................................         (0.22)
  In excess of net investment income...............................................         (0.02)
  In excess of net realized gains..................................................         (0.04)
                                                                                           ------
    Total Distributions............................................................         (0.28)
                                                                                           ------
NET ASSET VALUE,
  END OF PERIOD....................................................................     $   10.61
                                                                                           ------
                                                                                           ------
Total Return.......................................................................              (a)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)................................................  $         --
  Ratio of expenses to average net assets..........................................          1.72   %(b)
  Ratio of net investment income to average net assets.............................          3.06   %(b)
  Ratio of expenses to average net assets*.........................................          1.98   %(b)
  Ratio of net investment income to average net assets*............................          2.79   %(b)
  Portfolio turnover (c)...........................................................        115.36   %

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on July 15, 1994 when they were designated as Retirement
           Shares. On April 4, 1995, the name of the Retirement Shares was changed to Service Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. The total return for the period from July 15, 1994 to June 1, 1995 for the Service Shares was 13.25%.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         105----

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INCOME EQUITY FUND
                                                   -----------------------------------------------------
                                                                         FIDUCIARY
                                                   -----------------------------------------------------
                                                                   YEARS ENDED JUNE 30,
                                                   -----------------------------------------------------
                                                     1996       1995       1994       1993       1992
                                                   ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD............................  $   15.13  $   13.22  $   13.21  $   12.24  $   11.35
                                                   ---------  ---------  ---------  ---------  ---------
Investment Activities
  Net investment income..........................       0.40       0.40       0.39       0.43       0.49
  Net realized and unrealized gains (losses) from
    investments..................................       3.22       2.28       0.01       0.97       0.90
                                                   ---------  ---------  ---------  ---------  ---------
    Total from Investment Activities.............       3.62       2.68       0.40       1.40       1.39
                                                   ---------  ---------  ---------  ---------  ---------
Distributions
  Net investment income..........................      (0.40)     (0.40)     (0.39)     (0.43)     (0.50)
  Net realized gains.............................      (0.70)     (0.37)        --         --         --
                                                   ---------  ---------  ---------  ---------  ---------
    Total Distributions..........................      (1.10)     (0.77)     (0.39)     (0.43)     (0.50)
                                                   ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
  END OF PERIOD..................................  $   17.65  $   15.13  $   13.22  $   13.21  $   12.24
                                                   ---------  ---------  ---------  ---------  ---------
                                                   ---------  ---------  ---------  ---------  ---------
Total Return.....................................      24.53%     21.04%      3.27%     11.56%     12.36%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............  $ 321,827  $ 170,919  $ 198,787  $ 153,144  $ 125,050
  Ratio of expenses to average net assets........       0.98%      1.01%      0.98%      0.90%      0.70%
  Ratio of net investment income to average net
    assets.......................................       2.44%      2.85%      3.18%      3.37%      4.12%
  Ratio of expenses to average net assets*.......       1.01%      1.01%      1.05%      1.07%      1.23%
  Ratio of net investment income to average net
    assets*......................................       2.41%      2.85%      3.11%      3.20%      3.59%
  Portfolio turnover (a).........................      14.92%      4.03%     22.69%      7.53%      5.99%
  Average commission rate paid (b)...............  $  0.0673

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (b)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   106

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INCOME EQUITY FUND
                                                         -------------------------------------------------------
                                                                                 CLASS A
                                                         -------------------------------------------------------
                                                                          YEARS ENDED JUNE 30,
                                                         -------------------------------------------------------
                                                           1996       1995       1994       1993      1992 (A)
                                                         ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD..................................  $   15.11  $   13.20  $   13.20  $   12.23   $   12.34
                                                         ---------  ---------  ---------  ---------  -----------
Investment Activities
  Net investment income................................       0.38       0.03       0.36       0.40        0.20
  Net realized and unrealized gains (losses) from
    investments........................................       3.20       2.29         --       0.98       (0.10)
                                                         ---------  ---------  ---------  ---------  -----------
    Total from Investment Activities...................       3.58       2.32       0.36       1.38        0.10
Distributions
  Net investment income................................      (0.35)     (0.03)     (0.34)     (0.41)      (0.21)
  In excess of net investment income...................         --      (0.01)     (0.02)        --          --
  Net realized gains...................................      (0.70)     (0.37)        --         --          --
                                                         ---------  ---------  ---------  ---------  -----------
    Total Distributions................................      (1.05)     (0.41)     (0.36)     (0.41)      (0.21)
                                                         ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD........................................  $   17.64  $   15.11  $   13.20  $   13.20   $   12.23
                                                         ---------  ---------  ---------  ---------  -----------
                                                         ---------  ---------  ---------  ---------  -----------
Total Return (Excludes Sales Charge)...................      24.23%     20.79%      2.95%     11.38%       2.16%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....................  $  44,284  $  13,793  $  12,054  $   9,513  $      118
  Ratio of expenses to average net assets..............       1.23%      1.26%      1.23%      1.11%       1.29 %(b)
  Ratio of net investment income to average net
    assets.............................................       2.19%      2.61%      3.01%      3.32%       3.97 %(b)
  Ratio of expenses to average net assets*.............       1.36%      1.36%      1.40%      1.43%       1.49 %(b)
  Ratio of net investment income to average net
    assets*............................................       2.06%      2.51%      2.84%      3.00%       3.77 %(b)
  Portfolio turnover (c)...............................      14.92%      4.03%     22.69%      7.53%       5.99 %
  Average commission rate paid (d).....................  $  0.0673

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 18, 1992.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (d)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         107----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  INCOME EQUITY FUND
                                                                           ---------------------------------
                                                                                        CLASS B
                                                                           ---------------------------------
                                                                                 YEARS ENDED JUNE 30,
                                                                           ---------------------------------
                                                                             1996       1995      1994 (A)
                                                                           ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................................  $   15.14  $   13.23   $   13.83
                                                                           ---------  ---------  -----------
Investment Activities
  Net investment income..................................................       0.24       0.26        0.11
  Net realized and unrealized gains (losses) from investments............       3.23       2.29       (0.60)
                                                                           ---------  ---------  -----------
    Total from Investment Activities.....................................       3.47       2.55       (0.49)
                                                                           ---------  ---------  -----------
Distributions
  Net investment income..................................................      (0.23)     (0.25)      (0.11)
  In excess of net investment income.....................................         --      (0.02)         --
  Net realized gains.....................................................      (0.70)     (0.37)         --
                                                                           ---------  ---------  -----------
    Total Distributions..................................................      (0.93)     (0.64)      (0.11)
                                                                           ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD..........................................................  $   17.68  $   15.14   $   13.23
                                                                           ---------  ---------  -----------
                                                                           ---------  ---------  -----------
Total Return (Excludes Sales Charge).....................................      23.41%     19.91%      (3.37)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................................  $  29,169  $   3,468  $    1,714
  Ratio of expenses to average net assets................................       1.98%      2.01%       1.95 %(b)
  Ratio of net investment income to average net assets...................       1.44%      1.88%       2.70 %(b)
  Ratio of expenses to average net assets*...............................       2.01%      2.02%       1.95 %(b)
  Ratio of net investment income to average net assets*..................       1.41%      1.87%       2.70 %(b)
  Portfolio turnover (d).................................................      14.92%      4.03%      22.69 %
  Average commission rate paid (e).......................................  $  0.0673

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   108

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                     EQUITY INDEX FUND
                                                                 ---------------------------------------------------------
                                                                                         FIDUCIARY
                                                                 ---------------------------------------------------------
                                                                                   YEARS ENDED JUNE 30,
                                                                 ---------------------------------------------------------
                                                                    1996        1995        1994        1993     1992 (A)
                                                                 ----------  ----------  ----------  ----------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD..........................................  $    14.03  $    11.59  $    11.92  $    10.92  $   10.00
                                                                 ----------  ----------  ----------  ----------  ---------
Investment Activities
  Net investment income........................................        0.33        0.32        0.29        0.30       0.26
  Net realized and unrealized gains (losses) from
    investments................................................        3.16        2.59       (0.20)       1.13       0.95
                                                                 ----------  ----------  ----------  ----------  ---------
    Total from Investment Activities...........................        3.49        2.91        0.09        1.43       1.21
                                                                 ----------  ----------  ----------  ----------  ---------
Distributions
  Net investment income........................................       (0.33)      (0.29)      (0.29)      (0.30)     (0.26)
  In excess of net investment income...........................       (0.01)      (0.02)      (0.04)         --         --
  Net realized gains...........................................       (0.52)      (0.16)      (0.09)      (0.13)     (0.03)
                                                                 ----------  ----------  ----------  ----------  ---------
    Total Distributions........................................       (0.86)      (0.47)      (0.42)      (0.43)     (0.29)
                                                                 ----------  ----------  ----------  ----------  ---------
NET ASSET VALUE,
  END OF PERIOD................................................  $    16.66  $    14.03  $    11.59  $    11.92  $   10.92
                                                                 ----------  ----------  ----------  ----------  ---------
                                                                 ----------  ----------  ----------  ----------  ---------
Total Return...................................................       25.47%      25.79%       0.63%      13.04%     12.14%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............................  $  321,058  $  234,895  $  165,370  $   96,446  $  62,150
  Ratio of expenses to average net assets......................        0.30%       0.33%       0.46%       0.50%      0.73%(b)
  Ratio of net investment income to average net assets.........        2.18%       2.57%       2.44%       2.46%      2.43%(b)
  Ratio of expenses to average net assets*.....................        0.59%       0.66%       0.59%       0.87%      1.16%(b)
  Ratio of net investment income to average net assets*........        1.89%       2.24%       2.31%       2.09%      2.00%(b)
  Portfolio turnover (c).......................................        9.08%       2.71%      11.81%       2.71%     21.90%
  Average commission rate paid (d).............................  $   0.0490

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations on July 2, 1991.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (d)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         109----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                       EQUITY INDEX FUND
                                                                   ----------------------------------------------------------
                                                                                            CLASS A
                                                                   ----------------------------------------------------------
                                                                                      YEARS ENDED JUNE 30,
                                                                   ----------------------------------------------------------
                                                                     1996        1995        1994        1993      1992 (A)
                                                                   ---------  ----------  ----------  ----------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD............................................  $   14.02  $    11.59  $    11.91  $    10.92   $   10.94
                                                                   ---------  ----------  ----------  ----------  -----------
Investment Activities
  Net investment income..........................................       0.27        0.29        0.28        0.30        0.08
  Net realized and unrealized gains (losses) from investments....       3.18        2.58       (0.20)       1.10          --
                                                                   ---------  ----------  ----------  ----------  -----------
    Total from Investment Activities.............................       3.45        2.87        0.08        1.40        0.08
                                                                   ---------  ----------  ----------  ----------  -----------
Distributions
  Net investment income..........................................      (0.27)      (0.28)      (0.27)      (0.28)      (0.10)
  In excess of net investment income.............................      (0.01)         --       (0.04)         --          --
  Net realized gains.............................................      (0.52)      (0.16)      (0.09)      (0.13)         --
                                                                   ---------  ----------  ----------  ----------  -----------
    Total Distributions..........................................      (0.80)      (0.44)      (0.40)      (0.41)      (0.10)
                                                                   ---------  ----------  ----------  ----------  -----------
NET ASSET VALUE,
  END OF PERIOD..................................................  $   16.67  $    14.02  $    11.59  $    11.91   $   10.92
                                                                   ---------  ----------  ----------  ----------  -----------
                                                                   ---------  ----------  ----------  ----------  -----------
Total Return (Excludes Sales Charge).............................      25.16%      25.43%       0.56%      12.75%       1.32%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............................  $  32,186  $    3,003  $    1,416  $      512  $        5
  Ratio of expenses to average net assets........................       0.55%       0.56%       0.62%       0.52%       1.09 %(b)
  Ratio of net investment income to average net assets...........       1.93%       2.38%       2.37%       2.51%       1.97 %(b)
  Ratio of expenses to average net assets*.......................       0.94%       1.01%       0.94%       0.99%       1.27 %(b)
  Ratio of net investment income to average net assets*..........       1.54%       1.94%       2.05%       2.04%       1.79 %(b)
  Portfolio turnover (c).........................................       9.08%       2.71%      11.81%       2.71%      21.90 %
  Average commission rate paid (d)...............................  $  0.0490

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 18, 1992.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (d)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   110

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                      EQUITY INDEX FUND
                                                                                              ---------------------------------
                                                                                                           CLASS B
                                                                                              ---------------------------------
                                                                                                    YEARS ENDED JUNE 30,
                                                                                              ---------------------------------
                                                                                                1996       1995      1994 (A)
                                                                                              ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................................................  $   14.05  $   11.61   $   12.39
                                                                                              ---------  ---------  -----------
Investment Activities
  Net investment income.....................................................................       0.16       0.18        0.09
  Net realized and unrealized gains (losses) from investments...............................       3.16       2.61       (0.78)
                                                                                              ---------  ---------  -----------
    Total from Investment Activities........................................................       3.32       2.79       (0.69)
                                                                                              ---------  ---------  -----------
Distributions
  Net investment income.....................................................................      (0.16)     (0.19)      (0.09)
  In excess of net investment income........................................................      (0.01)        --          --
  Net realized gains........................................................................      (0.52)     (0.16)         --
                                                                                              ---------  ---------  -----------
    Total Distributions.....................................................................      (0.69)     (0.35)      (0.09)
                                                                                              ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD.............................................................................  $   16.68  $   14.05   $   11.61
                                                                                              ---------  ---------  -----------
                                                                                              ---------  ---------  -----------
Total Return (Excludes Sales Charge)........................................................      24.05%     24.58%      (5.57)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................................................  $  38,538  $   1,408  $      248
  Ratio of expenses to average net assets...................................................       1.30%      1.34%       1.10 %(b)
  Ratio of net investment income to average net assets......................................       1.18%      1.60%       2.08 %(b)
  Ratio of expenses to average net assets*..................................................       1.59%      1.67%       1.15 %(b)
  Ratio of net investment income to average net assets*.....................................       0.89%      1.27%       2.03 %(b)
  Portfolio turnover (d)....................................................................       9.08%      2.71%      11.81 %
  Average commission rate paid (e)..........................................................  $  0.0490

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         111----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                      EQUITY INDEX FUND
                                                                                                   ------------------------
                                                                                                    SERVICE/RETIREMENT (A)
                                                                                                   ------------------------
                                                                                                     YEARS ENDED JUNE 30,
                                                                                                   ------------------------
                                                                                                      1995         1994
                                                                                                   -----------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD............................................................................   $   11.51    $   12.36
                                                                                                   -----------  -----------
Investment Activities
  Net investment income..........................................................................        0.13         0.05
  Net realized and unrealized gains (losses) from investments....................................        2.36        (0.85)
                                                                                                   -----------  -----------
    Total from Investment Activities.............................................................        2.49        (0.80)
                                                                                                   -----------  -----------
Distributions
  Net investment income..........................................................................       (0.19)       (0.05)
  In excess of net investment income.............................................................       (0.01)          --
  Net realized gains.............................................................................       (0.10)          --
  In excess of net realized gains................................................................       (0.06)          --
                                                                                                   -----------  -----------
    Total Distributions..........................................................................       (0.36)       (0.05)
                                                                                                   -----------  -----------
NET ASSET VALUE,
  END OF PERIOD..................................................................................   $   13.64    $   11.51
                                                                                                   -----------  -----------
                                                                                                   -----------  -----------
Total Return.....................................................................................            (a)      (6.52)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............................................................  $       --   $       11
  Ratio of expenses to average net assets........................................................        1.01  (b)       1.42 %(b)
  Ratio of net investment income to average net assets...........................................        2.18  (b)       1.83 %(b)
  Ratio of expenses to average net assets*.......................................................        1.37  (b)       1.69 %(b)
  Ratio of net investment income to average net assets*..........................................        1.82  (b)       1.56 %(b)
  Portfolio turnover (d).........................................................................        2.71 %      11.81 %

---------

        *  During the period, certain fees were voluntarily reduced.If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on January 17, 1994 when they were designated as
           "Retirement Shares". On April 4, 1995, the name of the Retirement Shares was changed to
           "Service" Shares. As of June 1, 1995, Service shares transferred to Class A Shares, and as of
           June 30, 1995, there were no shareholders in the Service Class. The total return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 22.83%.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   112

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                          VALUE GROWTH FUND
                                                                                                          -----------------
                                                                                                              FIDUCIARY
                                                                                                          -----------------
                                                                                                           MARCH 26, 1996
                                                                                                                 TO
                                                                                                          JUNE 30, 1996 (A)
                                                                                                          -----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...................................................................................     $     10.00
                                                                                                                --------
Investment Activities
  Net investment income.................................................................................            0.03
  Net realized and unrealized gains (losses) from investments...........................................            0.39
                                                                                                                --------
    Total from Investment Activities....................................................................            0.42
                                                                                                                --------
Distributions
  Net investment income.................................................................................           (0.03)
                                                                                                                --------
    Total Distributions.................................................................................           (0.03)
                                                                                                                --------
NET ASSET VALUE,
  END OF PERIOD.........................................................................................     $     10.39
                                                                                                                --------
                                                                                                                --------
Total Return............................................................................................            10.48%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....................................................................  $       191,212
  Ratio of expenses to average net assets...............................................................             0.95  %(d)
  Ratio of net investment income to average net assets..................................................             1.13  %(d)
  Ratio of expenses to average net assets*..............................................................             1.04  %(d)
  Ratio of net investment income to average net assets*.................................................             1.04  %(d)
  Portfolio turnover (e)................................................................................            65.21  %
  Average commission rate paid (f)......................................................................  $        0.0373

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from date reorganized as a fund of The One Group.

      (b)  Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period from March 26, 1996 through June 30, 1996.

      (c)  Not annualized.

      (d)  Annualized.

      (e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (f)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the period from March 26, 1996 through June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         113----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          VALUE GROWTH FUND
                                             ----------------------------------------------------------------------------
                                                                               CLASS A
                                             ----------------------------------------------------------------------------
                                               SEVEN MONTHS                     YEARS ENDED NOVEMBER 30,
                                              ENDED JUNE 30,    ---------------------------------------------------------
                                                 1996 (A)          1995        1994        1993        1992       1991
                                             -----------------  ----------  ----------  ----------  ----------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................      $   11.15      $     9.00  $    10.02  $     9.42  $     7.80  $    6.39
                                                   -------      ----------  ----------  ----------  ----------  ---------
Investment Activities
  Net investment income....................           0.94            0.12        0.13        0.11        0.11       0.12
  Net realized and unrealized gains
    (losses) from investments..............           0.08            2.44       (0.56)       0.82        1.76       1.44
                                                   -------      ----------  ----------  ----------  ----------  ---------
    Total from Investment Activities.......           1.02            2.56       (0.43)       0.93        1.87       1.56
                                                   -------      ----------  ----------  ----------  ----------  ---------
Distributions
  Net investment income....................          (0.94)          (0.12)      (0.14)      (0.12)      (0.10)     (0.14)
  In excess of net investment income.......          (0.01)             --          --          --          --         --
  Net realized gains.......................          (0.83)          (0.29)      (0.45)      (0.22)      (0.14)     (0.01)
                                                   -------      ----------  ----------  ----------  ----------  ---------
    Total Distributions....................          (1.78)          (0.41)      (0.59)      (0.33)      (0.24)     (0.15)
                                                   -------      ----------  ----------  ----------  ----------  ---------
NET ASSET VALUE,
  END OF PERIOD............................      $   10.39      $    11.15  $     9.00  $    10.02  $     9.42  $    7.80
                                                   -------      ----------  ----------  ----------  ----------  ---------
                                                   -------      ----------  ----------  ----------  ----------  ---------
Total Return (Excludes Sales Charge).......           10.40%(b)      29.57%      (4.32)%      10.13%      24.27%     24.97%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........  $       35,984     $  217,978  $  173,198  $  171,141  $  133,614  $  93,400
  Ratio of expenses to average net
    assets.................................            0.97    (c)       0.95%       0.96%       0.96%       0.97%      0.95%
  Ratio of net investment income to average
    net assets.............................            0.85    (c)       1.25%       1.34%       1.21%       1.25%      1.73%
  Ratio of expenses to average net
    assets*................................            1.05    (c)       0.95%       0.96%       0.96%       0.97%      1.02%
  Ratio of net investment income to average
    net assets*............................            0.77    (c)       1.25%       1.34%       1.21%       1.25%      1.66%
  Portfolio turnover (d)...................           65.21   %      77.00%      53.00%      66.00%      43.00%     54.00%
  Average commission rate paid (e).........  $       0.0373

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value
           Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon
           Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.26 to $10.00 effective March 26, 1996.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the period from March 26, 1996 through June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   114

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                     VALUE GROWTH FUND
                                                                -----------------------------------------------------------
                                                                                          CLASS B
                                                                -----------------------------------------------------------
                                                                      SEVEN                              SEPTEMBER 9, 1994
                                                                     MONTHS               YEAR                  TO
                                                                      ENDED        ENDED NOVEMBER 30,      NOVEMBER 30,
                                                                JUNE 30, 1996 (A)         1995               1994 (B)
                                                                -----------------  -------------------  -------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.........................................      $   11.16           $    9.01            $    9.85
                                                                      -------              ------               ------
Investment Activities
  Net investment income.......................................           0.91                0.05                 0.02
  Net realized and unrealized gains (losses) from
    investments...............................................           0.07                2.46                (0.84)
                                                                      -------              ------               ------
    Total from Investment Activities..........................           0.98                2.51                (0.82)
                                                                      -------              ------               ------
Distributions
  Net investment income.......................................          (0.91)              (0.07)               (0.02)
  In excess of net investment income..........................          (0.01)                 --                   --
  Net realized gains..........................................          (0.83)              (0.29)                  --
                                                                      -------              ------               ------
    Total Distributions.......................................          (1.75)              (0.35)               (0.02)
                                                                      -------              ------               ------
NET ASSET VALUE,
  END OF PERIOD...............................................      $   10.39           $   11.16            $    9.01
                                                                      -------              ------               ------
                                                                      -------              ------               ------
Total Return (Excludes Sales Charge)..........................            9.96%(c)           28.74    %           (8.31    )%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...........................  $        4,673     $         2,923      $           412
  Ratio of expenses to average net assets.....................            1.86    (d)            1.70    %            1.71    %(d)
  Ratio of net investment income to average net assets........            0.13    (d)            0.38    %            0.76    %(d)
  Ratio of expenses to average net assets*....................            1.94    (d)            1.70    %            1.71    %(d)
  Ratio of net investment income to average net assets*.......            0.05    (d)            0.38    %            0.76    %(d)
  Portfolio turnover (e)......................................           65.21   %           77.00    %           53.00    %
  Average commission rate paid (f)............................  $       0.0373

---------

        *  During the period, certain fees were voluntarily reduced.If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value
           Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon
           Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.21 to $10.00 effective March 26, 1996.

      (b)  Class B Shares commenced offering September 9, 1994.

      (c)  Not annualized.

      (d)  Annualized.

      (e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (f)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the period from March 26, 1996 through June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         115----

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  LARGE COMPANY VALUE FUND
                                                                  ---------------------------------------------------------
                                                                                          FIDUCIARY
                                                                  ---------------------------------------------------------
                                                                                    YEARS ENDED JUNE 30,
                                                                  ---------------------------------------------------------
                                                                     1996        1995        1994        1993       1992
                                                                  ----------  ----------  ----------  ----------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........................................  $    12.87  $    11.34  $    11.64  $    11.34  $   10.07
                                                                  ----------  ----------  ----------  ----------  ---------
Investment Activities
  Net investment income.........................................        0.31        0.31        0.20        0.18       0.21
  Net realized and unrealized gains (losses) from investments...        1.20        2.18       (0.01)       0.58       1.34
                                                                  ----------  ----------  ----------  ----------  ---------
    Total from Investment Activities............................        1.51        2.49        0.19        0.76       1.55
                                                                  ----------  ----------  ----------  ----------  ---------
Distributions
  Net investment income.........................................       (0.31)      (0.32)      (0.19)      (0.18)     (0.21)
  Net realized gains............................................       (1.24)      (0.64)      (0.30)      (0.28)     (0.07)
                                                                  ----------  ----------  ----------  ----------  ---------
    Total Distributions.........................................       (1.55)      (0.96)      (0.49)      (0.46)     (0.28)
                                                                  ----------  ----------  ----------  ----------  ---------
NET ASSET VALUE,
  END OF PERIOD.................................................  $    12.83  $    12.87  $    11.34  $    11.64  $   11.34
                                                                  ----------  ----------  ----------  ----------  ---------
                                                                  ----------  ----------  ----------  ----------  ---------
Total Return....................................................       12.71%      23.42%      (1.59)%       6.73%     15.53%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............................  $  584,527  $  365,376  $  169,127  $  132,833  $  62,075
  Ratio of expenses to average net assets.......................        0.97%       1.00%       0.95%       0.86%      0.82%
  Ratio of net investment income to average net assets..........        2.43%       2.74%       1.72%       1.62%      1.91%
  Ratio of expenses to average net assets*......................        0.98%       1.01%       1.02%       1.12%      1.34%
  Ratio of net investment income to average net assets*.........        2.42%       2.73%       1.65%       1.36%      1.39%
  Portfolio turnover (a)........................................      186.84%     203.13%     111.72%      51.75%     55.90%
  Average commission rate paid (b)..............................  $   0.0415

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (b)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   116

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                       LARGE COMPANY VALUE FUND
                                                                        -------------------------------------------------------
                                                                                                CLASS A
                                                                        -------------------------------------------------------
                                                                                         YEARS ENDED JUNE 30,
                                                                        -------------------------------------------------------
                                                                          1996       1995       1994       1993      1992 (A)
                                                                        ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $   12.89  $   11.34  $   11.64  $   11.33   $   11.42
                                                                        ---------  ---------  ---------  ---------  -----------
Investment Activities
  Net investment income...............................................       0.27       0.28       0.17       0.16        0.07
  Net realized and unrealized gains (losses) from investments.........       1.22       2.20      (0.01)      0.59       (0.08)
                                                                        ---------  ---------  ---------  ---------  -----------
    Total from Investment Activities..................................       1.49       2.48       0.16       0.75       (0.01)
                                                                        ---------  ---------  ---------  ---------  -----------
Distributions
  Net investment income...............................................      (0.27)     (0.27)     (0.16)     (0.16)      (0.08)
  In excess of net investment income..................................         --      (0.02)        --         --          --
  Net realized gains..................................................      (1.24)     (0.64)     (0.30)     (0.28)         --
                                                                        ---------  ---------  ---------  ---------  -----------
    Total Distributions...............................................      (1.51)     (0.93)     (0.46)     (0.44)      (0.08)
                                                                        ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $   12.87  $   12.89  $   11.34  $   11.64   $   11.33
                                                                        ---------  ---------  ---------  ---------  -----------
                                                                        ---------  ---------  ---------  ---------  -----------
Total Return (Excludes Sales Charge)..................................      12.40%     22.64%      1.35%      6.64%      (0.33 )%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $   9,380  $   3,481  $     698  $     451  $       12
  Ratio of expenses to average net assets.............................       1.22%      1.25%      1.20%      1.10%       1.02 %(b)
  Ratio of net investment income to average net assets................       2.18%      2.52%      1.57%      1.41%       2.12 %(b)
  Ratio of expenses to average net assets*............................       1.33%      1.37%      1.37%      1.50%       1.22 %(b)
  Ratio of net investment income to average net assets*...............       2.07%      2.41%      1.40%      1.01%       1.92 %(b)
  Portfolio turnover (c)..............................................     186.84%    203.13%    111.72%     51.75%      55.90 %
  Average commission rate paid (d)....................................  $  0.0415

---------

        *  During the period, certain fees were voluntarily reduced.If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 18, 1992.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (d)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         117----

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                LARGE COMPANY VALUE FUND
                                                                                             -------------------------------
                                                                                                         CLASS B
                                                                                             -------------------------------
                                                                                                  YEARS ENDED JUNE 30,
                                                                                             -------------------------------
                                                                                               1996       1995     1994 (A)
                                                                                             ---------  ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................  $   12.96  $   11.41  $   11.87
                                                                                             ---------  ---------  ---------
Investment Activities
  Net investment income....................................................................       0.18       0.17       0.05
  Net realized and unrealized gains (losses) from investments..............................       1.26       2.19      (0.46)
                                                                                             ---------  ---------  ---------
    Total from Investment Activities.......................................................       1.44       2.36      (0.41)
                                                                                             ---------  ---------  ---------
Distributions
  Net investment income....................................................................      (0.18)     (0.17)     (0.05)
  Net realized gains.......................................................................      (1.24)     (0.64)        --
                                                                                             ---------  ---------  ---------
    Total Distributions....................................................................      (1.42)     (0.81)     (0.05)
                                                                                             ---------  ---------  ---------
NET ASSET VALUE,
  END OF PERIOD............................................................................  $   12.98  $   12.96  $   11.41
                                                                                             ---------  ---------  ---------
                                                                                             ---------  ---------  ---------
Total Return (Excludes Sales Charge).......................................................      11.95%     22.28%      3.48%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................  $   4,135  $     861  $     182
  Ratio of expenses to average net assets..................................................       1.97%      2.00%      2.00%(b)
  Ratio of net investment income to average net assets.....................................       1.43%      1.74%      1.06%(b)
  Ratio of expenses to average net assets*.................................................       1.98%      2.01%      2.00%(b)
  Ratio of net investment income to average net assets*....................................       1.42%      1.72%      1.06%(b)
  Portfolio turnover (d)...................................................................     186.84%    203.13%    111.72%
  Average commission rate paid (e).........................................................  $  0.0415

---------

        *  During the period, certain fees were voluntarily reduced.If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   118

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  DISCIPLINED VALUE FUND
                                                                ----------------------------------------------------------
                                                                                        FIDUCIARY
                                                                ----------------------------------------------------------
                                                                                   YEARS ENDED JUNE 30,
                                                                ----------------------------------------------------------
                                                                   1996        1995        1994        1993        1992
                                                                ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.........................................  $    13.20  $    11.90  $    12.76  $    11.49  $    10.20
                                                                ----------  ----------  ----------  ----------  ----------
Investment Activities
  Net investment income.......................................        0.29        0.28        0.26        0.28        0.34
  Net realized and unrealized gains (losses) from
    investments...............................................        2.27        1.57        0.29        1.27        1.29
                                                                ----------  ----------  ----------  ----------  ----------
    Total from Investment Activities..........................        2.56        1.85        0.55        1.55        1.63
                                                                ----------  ----------  ----------  ----------  ----------
Distributions
  Net investment income.......................................       (0.29)      (0.27)      (0.26)      (0.28)      (0.34)
  Net realized gains..........................................       (0.78)      (0.28)      (1.15)         --          --
                                                                ----------  ----------  ----------  ----------  ----------
    Total Distributions.......................................       (1.07)      (0.55)      (1.41)      (0.28)      (0.34)
                                                                ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE,
  END OF PERIOD...............................................  $    14.69  $    13.20  $    11.90  $    12.76  $    11.49
                                                                ----------  ----------  ----------  ----------  ----------
                                                                ----------  ----------  ----------  ----------  ----------
Total Return..................................................       20.10%      16.03%       4.04%      13.58%      16.24%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...........................  $  522,474  $  448,530  $  418,238  $  211,785  $  115,234
  Ratio of expenses to average net assets.....................        0.99%       1.00%       0.93%       0.89%       0.69%
  Ratio of net investment income to average net assets........        2.04%       2.21%       2.14%       2.30%       3.17%
  Ratio of expenses to average net assets*....................        1.00%       1.10%       0.98%       1.08%       1.23%
  Ratio of net investment income to average net assets*.......        2.03%       2.11%       2.09%       2.11%       2.63%
  Portfolio turnover (a)......................................       90.55%     176.66%      56.33%     108.79%      25.32%
  Average commission rate paid (b)............................  $   0.0576

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (b)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         119----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                       DISCIPLINED VALUE FUND
                                                                       -------------------------------------------------------
                                                                                               CLASS A
                                                                       -------------------------------------------------------
                                                                                        YEARS ENDED JUNE 30,
                                                                       -------------------------------------------------------
                                                                         1996       1995       1994       1993      1992 (A)
                                                                       ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD................................................  $   13.22  $   11.91  $   12.75  $   11.49   $   11.45
                                                                       ---------  ---------  ---------  ---------  -----------
Investment Activities
  Net investment income..............................................       0.25       0.24       0.24       0.25        0.12
  Net realized and unrealized gains (losses) from investments........       2.28       1.59       0.30       1.26        0.06
                                                                       ---------  ---------  ---------  ---------  -----------
    Total from Investment Activities.................................       2.53       1.83       0.54       1.51        0.18
                                                                       ---------  ---------  ---------  ---------  -----------
Distributions
  Net investment income..............................................      (0.25)     (0.24)     (0.23)     (0.25)      (0.14)
  Net realized gains.................................................      (0.78)     (0.26)     (1.10)        --          --
  In excess of net realized gains....................................         --      (0.02)     (0.05)        --          --
                                                                       ---------  ---------  ---------  ---------  -----------
    Total Distributions..............................................      (1.03)     (0.52)     (1.38)     (0.25)      (0.14)
                                                                       ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD......................................................  $   14.72  $   13.22  $   11.91  $   12.75   $   11.49
                                                                       ---------  ---------  ---------  ---------  -----------
                                                                       ---------  ---------  ---------  ---------  -----------
Total Return (Excludes Sales Charge).................................      19.80%     15.43%      3.95%     13.27%       1.56%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................................  $  20,838  $  13,560  $  10,448  $   3,435  $       35
  Ratio of expenses to average net assets............................       1.24%      1.26%      1.18%      1.12%       1.29 %(b)
  Ratio of net investment income to average net assets...............       1.79%      1.99%      2.00%      2.06%       2.43 %(b)
  Ratio of expenses to average net assets*...........................       1.35%      1.36%      1.33%      1.46%       1.49 %(b)
  Ratio of net investment income to average net assets*..............       1.68%      1.89%      1.85%      1.72%       2.23 %(b)
  Portfolio turnover (c).............................................      90.55%    176.66%     56.33%    108.79%      25.32 %
  Average commission rate paid (d)...................................  $  0.0576

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 18, 1992.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (d)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   120

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                  DISCIPLINED VALUE FUND
                                                                                             ---------------------------------
                                                                                                          CLASS B
                                                                                             ---------------------------------
                                                                                                   YEARS ENDED JUNE 30,
                                                                                             ---------------------------------
                                                                                               1996       1995      1994 (A)
                                                                                             ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................  $   13.19  $   11.90   $   12.60
                                                                                             ---------  ---------  -----------
Investment Activities
  Net investment income....................................................................       0.15       0.15        0.07
  Net realized and unrealized gains (losses) from investments..............................       2.27       1.58       (0.70)
                                                                                             ---------  ---------  -----------
    Total from Investment Activities.......................................................       2.42       1.73       (0.63)
                                                                                             ---------  ---------  -----------
Distributions
  Net investment income....................................................................      (0.14)     (0.15)      (0.06)
  In excess of net investment income.......................................................         --      (0.01)      (0.01)
  Net realized gains.......................................................................      (0.78)     (0.28)         --
                                                                                             ---------  ---------  -----------
    Total Distributions....................................................................      (0.92)     (0.44)      (0.07)
                                                                                             ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD............................................................................  $   14.69  $   13.19   $   11.90
                                                                                             ---------  ---------  -----------
                                                                                             ---------  ---------  -----------
Total Return (Excludes Sales Charge).......................................................      18.93%     14.92%      (5.00)%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................  $  16,305  $  11,222  $    5,356
  Ratio of expenses to average net assets..................................................       1.99%      2.00%       1.96 %(b)
  Ratio of net investment income to average net assets.....................................       1.04%      1.26%       1.80 %(b)
  Ratio of expenses to average net assets*.................................................       2.00%      2.01%       1.96 %(b)
  Ratio of net investment income to average net assets*....................................       1.03%      1.25%       1.80 %(b)
  Portfolio turnover (d)...................................................................      90.55%    176.66%      56.33 %
  Average commission rate paid (e).........................................................  $  0.0576

---------

        *  During the period, certain fees were voluntarily reduced.If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         121----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   DISCIPLINED VALUE
                                                                                          FUND
                                                                                  --------------------
                                                                                        SERVICE/
                                                                                     RETIREMENT (A)
                                                                                  --------------------
                                                                                  YEARS ENDED JUNE 30,
                                                                                  --------------------
                                                                                    1995       1994
                                                                                  ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........................................................  $   11.90  $   12.59
                                                                                  ---------  ---------
Investment Activities
  Net investment income.........................................................       0.17       0.06
  Net realized and unrealized gains (losses) from investments...................       1.37      (0.69)
                                                                                  ---------  ---------
    Total from Investment Activities............................................       1.54      (0.63)
                                                                                  ---------  ---------
Distributions
  Net investment income.........................................................      (0.16)     (0.06)
  In excess of net investment income............................................      (0.01)        --
  Net realized gains............................................................      (0.28)        --
                                                                                  ---------  ---------
    Total Distributions.........................................................      (0.45)     (0.06)
                                                                                  ---------  ---------
NET ASSET VALUE,
  END OF PERIOD.................................................................  $   12.99  $   11.90
                                                                                  ---------  ---------
                                                                                  ---------  ---------
Total Return....................................................................           (a)     (5.03)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............................................  $      --  $      47
  Ratio of expenses to average net assets.......................................       1.90 (b)      1.84%(b)
  Ratio of net investment income to average net assets..........................       1.89 (b)      1.83%(b)
  Ratio of expenses to average net assets*......................................       1.90 (b)      1.84%(b)
  Ratio of net investment income to average net assets*.........................       1.89 (b)      1.83%(b)
  Portfolio turnover (d)........................................................     176.66%     56.33%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on January 17, 1994 when they were designated as
           "Retirement Shares". On April 4, 1995, the name of the Retirement Shares was changed to
           "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of
           June 30, 1995, there were no shareholders in the Service Class. The total return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 13.14%.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   122

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              LARGE COMPANY GROWTH FUND
                                                               --------------------------------------------------------
                                                                                      FIDUCIARY
                                                               --------------------------------------------------------
                                                                                 YEARS ENDED JUNE 30,
                                                               --------------------------------------------------------
                                                                  1996        1995        1994       1993     1992 (A)
                                                               ----------  ----------  ----------  ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................  $    13.47  $    11.32  $    10.92  $    9.85  $   10.00
                                                               ----------  ----------  ----------  ---------  ---------
Investment Activities
  Net investment income......................................        0.18        0.20        0.20       0.23       0.08
  Net realized and unrealized gains (losses) from
    investments..............................................        2.14        3.04        0.67       1.12      (0.16)
                                                               ----------  ----------  ----------  ---------  ---------
    Total from Investment Activities.........................        2.32        3.24        0.87       1.35      (0.08)
                                                               ----------  ----------  ----------  ---------  ---------
Distributions
  Net investment income......................................       (0.18)      (0.20)      (0.20)     (0.23)     (0.07)
  Net realized gains.........................................       (0.17)      (0.89)      (0.27)     (0.05)        --
                                                               ----------  ----------  ----------  ---------  ---------
    Total Distributions......................................       (0.35)      (1.09)      (0.47)     (0.28)     (0.07)
                                                               ----------  ----------  ----------  ---------  ---------
NET ASSET VALUE,
  END OF PERIOD..............................................  $    15.44  $    13.47  $    11.32  $   10.92  $    9.85
                                                               ----------  ----------  ----------  ---------  ---------
                                                               ----------  ----------  ----------  ---------  ---------
Total Return.................................................       17.36%      21.85%       8.04%     13.92%     (0.80)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................  $  745,986  $  531,595  $  150,035  $  41,317  $  25,019
  Ratio of expenses to average net assets....................        0.96%       1.00%       0.78%      0.39%      0.30%(b)
  Ratio of net investment income to average net assets.......        1.20%       1.72%       1.78%      0.37%      2.37%(b)
  Ratio of expenses to average net assets*...................        0.99%       1.00%       1.13%      1.43%      1.49%(b)
  Ratio of net investment income to average net assets*......        1.17%       1.72%       1.52%      1.21%      1.12%(b)
  Portfolio turnover (c).....................................       35.51%      14.22%       9.04%     10.61%      3.09%
  Average commission rate paid (d)...........................  $   0.0647

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations on February 28, 1992.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (d)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         123----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                 LARGE COMPANY GROWTH FUND
                                                                                             ---------------------------------
                                                                                                          CLASS A
                                                                                             ---------------------------------
                                                                                                   YEARS ENDED JUNE 30,
                                                                                             ---------------------------------
                                                                                               1996       1995      1994 (A)
                                                                                             ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................................................  $   13.83  $   11.62   $   11.78
                                                                                             ---------  ---------  -----------
Investment Activities
  Net investment income....................................................................       0.14       0.17        0.04
  Net realized and unrealized gains (losses) from investments..............................       2.17       3.10       (0.16)
                                                                                             ---------  ---------  -----------
    Total from Investment Activities.......................................................       2.31       3.27       (0.12)
                                                                                             ---------  ---------  -----------
Distributions
  Net investment income....................................................................      (0.14)     (0.16)      (0.04)
  In excess of net investment income.......................................................         --      (0.01)         --
  Net realized gains.......................................................................      (0.17)     (0.89)         --
                                                                                             ---------  ---------  -----------
    Total Distributions....................................................................      (0.31)     (1.06)      (0.04)
                                                                                             ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD............................................................................  $   15.83  $   13.83   $   11.62
                                                                                             ---------  ---------  -----------
                                                                                             ---------  ---------  -----------
Total Return (Excludes Sales Charge).......................................................      16.85%     21.52%      (1.02)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................................................  $  75,114  $  27,428  $      368
  Ratio of expenses to average net assets..................................................       1.21%      1.26%       1.25 %(b)
  Ratio of net investment income to average net assets.....................................       0.95%      1.49%       0.96 %(b)
  Ratio of expenses to average net assets*.................................................       1.34%      1.36%       1.35 %(b)
  Ratio of net investment income to average net assets*....................................       0.82%      1.39%       1.68 %(b)
Portfolio turnover (d).....................................................................      35.51%     14.22%       9.04 %
Average commission rate paid (e)...........................................................  $  0.0647

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on January 1, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   124

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                  LARGE COMPANY GROWTH FUND
                                                                                              ---------------------------------
                                                                                                           CLASS B
                                                                                              ---------------------------------
                                                                                                    YEARS ENDED JUNE 30,
                                                                                              ---------------------------------
                                                                                                1996       1995      1994 (A)
                                                                                              ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................................................  $   13.63  $   11.47   $   11.57
                                                                                              ---------  ---------  -----------
Investment Activities
  Net investment income.....................................................................       0.05       0.09        0.03
  Net realized and unrealized gains (losses) from investments...............................       2.17       3.06       (0.10)
                                                                                              ---------  ---------  -----------
    Total from Investment Activities........................................................       2.22       3.15       (0.07)
                                                                                              ---------  ---------  -----------
Distributions
  Net investment income.....................................................................      (0.05)     (0.09)      (0.03)
  In excess of net investment income........................................................         --      (0.01)         --
  Net realized gains........................................................................      (0.17)     (0.89)         --
                                                                                              ---------  ---------  -----------
    Total Distributions.....................................................................      (0.22)     (0.99)      (0.03)
                                                                                              ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD.............................................................................  $   15.63  $   13.63   $   11.47
                                                                                              ---------  ---------  -----------
                                                                                              ---------  ---------  -----------
Total Return (Excludes Sales Charge)........................................................      16.41%     20.65%      (0.66)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................................................  $  56,261  $   6,918  $      334
  Ratio of expenses to average net assets...................................................       1.96%      2.01%       1.99 %(b)
  Ratio of net investment income to average net assets......................................       0.20%      0.74%       0.96 %(b)
  Ratio of expenses to average net assets*..................................................       1.99%      2.01%       1.99 %(b)
  Ratio of net investment income to average net assets*.....................................       0.17%      0.74%       0.96 %(b)
  Portfolio turnover (d)....................................................................      35.51%     14.22%       9.04 %
  Average commission rate paid (e)..........................................................  $  0.0647

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         125----

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   LARGE COMPANY GROWTH
                                                                                           FUND
                                                                                   --------------------
                                                                                         SERVICE/
                                                                                      RETIREMENT (A)
                                                                                   --------------------
                                                                                   YEARS ENDED JUNE 30,
                                                                                   --------------------
                                                                                     1995       1994
                                                                                   ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD............................................................  $   11.42  $   11.58
                                                                                   ---------  ---------
Investment Activities
  Net investment income..........................................................       0.11       0.03
  Net realized and unrealized gains (losses) from investments....................       2.85      (0.16)
                                                                                   ---------  ---------
    Total from Investment Activities.............................................       2.96      (0.13)
Distributions
  Net investment income..........................................................      (0.11)     (0.03)
  Net realized gains.............................................................      (0.89)        --
                                                                                   ---------  ---------
    Total Distributions..........................................................      (1.00)     (0.03)
                                                                                   ---------  ---------
NET ASSET VALUE,
  END OF PERIOD..................................................................  $   13.38  $   11.42
                                                                                   ---------  ---------
                                                                                   ---------  ---------
Total Return.....................................................................           (a)     (1.13)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............................................  $      --  $      24
  Ratio of expenses to average net assets........................................       1.90 (b)      1.75%(b)
  Ratio of net investment income to average net assets...........................       1.05 (b)      1.02%(b)
  Ratio of expenses to average net assets*.......................................       1.90 (b)      1.75%(b)
  Ratio of net investment income to average net assets*..........................       1.05 (b)      1.02%(b)
  Portfolio turnover (d).........................................................      14.22%      9.04%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on January 17, 1994 when they were designated as
           "Retirement Shares". On April 4, 1995, the name of the Retirement Shares was changed to
           "Service Shares". As of June 1, 1995, Service Shares transferred to Class A Shares, and as of
           June 30, 1995, there were no shareholders in the Service Class. The total return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 19.19%.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   126

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    GROWTH OPPORTUNITIES FUND
                                                      -----------------------------------------------------
                                                                            FIDUCIARY
                                                      -----------------------------------------------------
                                                                      YEARS ENDED JUNE 30,
                                                      -----------------------------------------------------
                                                        1996       1995       1994       1993       1992
                                                      ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
 BEGINNING OF PERIOD................................  $   18.40  $   15.96  $   16.96  $   14.54  $   12.92
                                                      ---------  ---------  ---------  ---------  ---------
Investment Activities
  Net investment income.............................       0.20       0.06       0.07       0.06       0.09
  Net realized and unrealized gains (losses) from
    investments.....................................       3.83       2.98      (0.05)      2.99       1.87
                                                      ---------  ---------  ---------  ---------  ---------
    Total from Investment Activities................       4.03       3.04       0.02       3.05       1.96
                                                      ---------  ---------  ---------  ---------  ---------
Distributions
  Net investment income.............................      (0.20)     (0.06)     (0.07)     (0.06)     (0.08)
  Net realized gains................................      (3.42)     (0.54)     (0.95)     (0.57)     (0.26)
                                                      ---------  ---------  ---------  ---------  ---------
    Total Distributions.............................      (3.62)     (0.60)     (1.02)     (0.63)     (0.34)
                                                      ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
 END OF PERIOD......................................  $   18.81  $   18.40  $   15.96  $   16.96  $   14.54
                                                      ---------  ---------  ---------  ---------  ---------
                                                      ---------  ---------  ---------  ---------  ---------
Total Return........................................      24.63%     19.75%     (0.16)%     21.36%     15.15%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................  $ 532,525  $ 413,518  $ 389,567  $ 232,898  $ 131,533
  Ratio of expenses to average net assets...........       1.00%      0.98%      0.98%      0.89%      0.75%
  Ratio of net investment income to average net
    assets..........................................       1.15%      0.38%      0.42%      0.41%      0.51%
  Ratio of expenses to average net assets*..........       1.01%      0.98%      1.03%      1.11%      1.23%
  Ratio of net investment income to average net
    assets*.........................................       1.14%      0.38%      0.37%      0.19%      0.03%
  Portfolio turnover (a)............................     435.30%    132.63%     70.67%     64.64%     42.77%
  Average commission rate paid (b)..................  $  0.0451

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (b)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         127----

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         GROWTH OPPORTUNITIES FUND
                                                          -------------------------------------------------------
                                                                                  CLASS A
                                                          -------------------------------------------------------
                                                                           YEARS ENDED JUNE 30,
                                                          -------------------------------------------------------
                                                            1996       1995       1994       1993      1992 (A)
                                                          ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD...................................  $   18.36  $   15.93  $   16.96  $   14.54   $   16.53
                                                          ---------  ---------  ---------  ---------  -----------
Investment Activities
  Net investment income.................................       0.17       0.02       0.04       0.03        0.01
  Net realized and unrealized gains (losses) from
    investments.........................................       3.80       2.98      (0.08)      3.00       (1.99)
                                                          ---------  ---------  ---------  ---------  -----------
    Total from Investment Activities....................       3.97       3.00      (0.04)      3.03       (1.98)
                                                          ---------  ---------  ---------  ---------  -----------
Distributions
  Net investment income.................................      (0.15)     (0.01)     (0.03)     (0.04)      (0.01)
  In excess of net investment income....................         --      (0.02)     (0.01)        --          --
  Net realized gains....................................      (3.42)     (0.54)     (0.95)     (0.57)         --
                                                          ---------  ---------  ---------  ---------  -----------
    Total Distributions.................................      (3.57)     (0.57)     (0.99)     (0.61)      (0.01)
                                                          ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD.........................................  $   18.76  $   18.36  $   15.93  $   16.96   $   14.54
                                                          ---------  ---------  ---------  ---------  -----------
                                                          ---------  ---------  ---------  ---------  -----------
Total Return (Excludes Sales Charge)....................      24.32%     19.50%     (0.52)%     21.70%     (34.00 )%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....................  $  28,052  $  11,178  $   8,097  $   5,757  $       84
  Ratio of expenses to average net assets...............       1.25%      1.23%      1.22%      1.11%       1.31 %(b)
  Ratio of net investment income to average net
    assets..............................................       0.90%      0.12%      0.27%      0.25%       0.12 %(b)
  Ratio of expenses to average net assets*..............       1.36%      1.33%      1.38%      1.48%       1.50 %(b)
  Ratio of net investment income (loss) to average
    net assets*.........................................       0.79%      0.02%      0.11%     (0.12%)      (0.07 %)(b)
  Portfolio turnover (c)................................     435.30%    132.63%     70.67%     64.64%      42.77 %
  Average commission rate paid (d)......................  $  0.0451

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 18, 1992.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (d)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   128

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            GROWTH OPPORTUNITIES FUND
                                                                       -----------------------------------
                                                                                     CLASS B
                                                                       -----------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                                       -----------------------------------
                                                                         1996       1995        1994(A)
                                                                       ---------  ---------  -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD................................................  $   18.14  $   15.85  $   17.44
                                                                       ---------  ---------  -------------
Investment Activities
  Net investment income (loss).......................................       0.09      (0.07)    (0.02)
  Net realized and unrealized gains (losses) from investments........       3.69       2.90     (1.56)
                                                                       ---------  ---------  -------------
    Total from Investment Activities.................................       3.78       2.83     (1.58)
                                                                       ---------  ---------  -------------
Distributions
  Net investment income..............................................      (0.07)        --     (0.01)
  Net realized gains.................................................      (3.42)     (0.54)        --
                                                                       ---------  ---------  -------------
    Total Distributions..............................................      (3.49)     (0.54)    (0.01)
                                                                       ---------  ---------  -------------
NET ASSET VALUE,
  END OF PERIOD......................................................  $   18.43  $   18.14  $   15.85
                                                                       ---------  ---------  -------------
                                                                       ---------  ---------  -------------
Total Return (Excludes Sales Charge).................................      23.53%     18.47%     (9.07)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................................  $  12,910  $   2,787  $   1,131
  Ratio of expenses to average net assets............................       2.00%      1.98%      2.12%(b)
  Ratio of net investment income (loss) to average net assets........       0.15%     (0.63)%     (0.55    )%(b)
  Ratio of expenses to average net assets*...........................       2.01%      1.98%      2.12    %(b)
  Ratio of net investment income (loss) to average net assets*.......       0.14%     (0.63)%     (0.55    )%(b)
  Portfolio turnover (d).............................................     435.30%    132.63%     70.67    %
  Average commission rate paid (e)...................................  $  0.0451

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.
      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         129----

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         GROWTH OPPORTUNITIES FUND
                                                                      --------------------------------
                                                                           SERVICE/RETIREMENT (A)
                                                                      --------------------------------
                                                                            YEARS ENDED JUNE 30,
                                                                      --------------------------------
                                                                             1995             1994
                                                                      -------------------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................................       $   15.95        $   17.47
                                                                              ------       -----------
Investment Activities
  Net investment loss...............................................           (0.03)           (0.01)
  Net realized and unrealized gains (losses) from investments.......            2.14            (1.50)
                                                                              ------       -----------
    Total from Investment Activities................................            2.11            (1.51)
                                                                              ------       -----------
Distributions
  Net investment income.............................................              --            (0.01)
  Net realized gains................................................           (0.54)              --
                                                                              ------       -----------
    Total Distributions.............................................           (0.54)           (0.01)
                                                                              ------       -----------
NET ASSET VALUE,
  END OF PERIOD.....................................................       $   17.52        $   15.95
                                                                              ------       -----------
                                                                              ------       -----------
Total Return........................................................                     (a)      (8.64 )%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................................  $           --       $       35
  Ratio of expenses to average net assets...........................            1.87      %(b       1.91 %(b)
  Ratio of net investment loss to average net assets................           (0.39       (b)      (0.36 )%(b)
  Ratio of expenses to average net assets*..........................            1.87      %(b       1.91 %(b)
  Ratio of net investment loss to average net assets*...............           (0.39       (b)      (0.36 )%(b)
  Portfolio turnover (d)............................................          132.63     %      70.67 %

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on January 17, 1994 when they were designated as
           "Retirement Shares." On April 4, 1995, the name of the Retirement Shares was changed to
           "Service Shares." As of June 1, 1995, Service Shares transferred to Class A Shares, and as of
           June 30, 1995, there were no shareholders in the Service Class. The total return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 13.12%.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   130

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                       GULF SOUTH
                                                                                       GROWTH FUND
                                                                                     ---------------
                                                                                        FIDUCIARY
                                                                                     ---------------
                                                                                     MARCH 26, 1996
                                                                                           TO
                                                                                        JUNE 30,
                                                                                        1996 (A)
                                                                                     ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD..............................................................   $   10.00
                                                                                        -------
Investment Activities
  Net realized and unrealized gains from investments...............................        0.78
                                                                                        -------
    Total from Investment Activities...............................................        0.78
                                                                                        -------
Distributions
  Net realized gains...............................................................       (0.03)
                                                                                        -------
    Total Distributions............................................................       (0.03)
                                                                                        -------
NET ASSET VALUE,
  END OF PERIOD....................................................................   $   10.75
                                                                                        -------
                                                                                        -------
Total Return.......................................................................       13.39%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)................................................  $   83,371
  Ratio of expenses to average net assets..........................................        0.96     %(d)
  Ratio of net investment loss to average net assets...............................       (0.16     )%(d)
  Ratio of expenses to average net assets*.........................................        1.05     (d)
  Ratio of net investment loss to average net assets*..............................       (0.25     )%(d)
  Portfolio turnover (e)...........................................................       59.57     %
  Average commission rate paid (f).................................................  $   0.0685

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from date reorganized as a fund of the One Group.

      (b)  Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period from March 26, 1996 through June 30, 1996.

      (c)  Not annualized.

      (d)  Annualized.

      (e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (f)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the period from March 26, 1996 through June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         131----

--------------------------------------------------------------------------------

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-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    GULF SOUTH GROWTH FUND
                                           -------------------------------------------------------------------------
                                                                            CLASS A
                                           -------------------------------------------------------------------------
                                                                                                        FIVE MONTHS
                                            SEVEN MONTHS             YEARS ENDED NOVEMBER 30,              ENDED
                                           ENDED JUNE 30,   ------------------------------------------  NOVEMBER 30,
                                              1996 (A)        1995       1994       1993       1992       1991 (F)
                                           ---------------  ---------  ---------  ---------  ---------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................    $   11.50      $    9.36  $   10.11  $    9.48  $    7.38   $    6.37
                                               -------      ---------  ---------  ---------  ---------  ------------
Investment Activities
  Net investment income (loss)...........        (0.07)         (0.04)     (0.04)     (0.02)      0.01        0.01
  Net realized and unrealized gains
    (losses) from investments............         1.40           2.35      (0.63)      0.88       2.09        1.01
                                               -------      ---------  ---------  ---------  ---------  ------------
    Total from Investment Activities.....         1.33           2.31      (0.67)      0.86       2.11        1.02
                                               -------      ---------  ---------  ---------  ---------  ------------
Distributions
  Net investment income..................           --             --         --      (0.01)     (0.01)      (0.01)
  Net realized gains.....................        (2.10)         (0.17)     (0.08)     (0.22)        --          --
                                               -------      ---------  ---------  ---------  ---------  ------------
    Total Distributions..................        (2.10)         (0.17)     (0.08)     (0.23)     (0.01)      (0.01)
                                               -------      ---------  ---------  ---------  ---------  ------------
NET ASSET VALUE,
  END OF PERIOD..........................    $   10.73      $   11.50  $    9.36  $   10.11  $    9.48   $    7.38
                                               -------      ---------  ---------  ---------  ---------  ------------
                                               -------      ---------  ---------  ---------  ---------  ------------
Total Return (Excludes Sales Charge).....        12.85%(b)      25.07%     (6.66)%      9.10%     28.59%      16.12  %(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......  $    18,356      $  95,467  $  77,540  $  74,982  $  55,719  $   34,546
  Ratio of expenses to average net
    assets...............................         1.05     (c)      1.03%      1.00%      1.01%      1.00%       1.05  %(c)
  Ratio of net investment income (loss)
    to average net assets................        (0.33      (c)     (0.36)%     (0.38)%     (0.21)%      0.15%       0.31  %(c)
  Ratio of expenses to average net
    assets*..............................         1.07     (c)      1.03%      1.00%      1.01%      1.00%       1.05  %(c)
  Ratio of net investment income (loss)
    to average net assets*...............        (0.35      (c)     (0.36)%     (0.38)%     (0.21)%      0.15%       0.31  %(c)
  Portfolio turnover (d).................        59.57    %     65.00%     51.00%     59.00%     42.00%      12.00  %
  Average commission rate paid (e).......  $    0.0685

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the
           Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.70 to
           $10.00 effective March 26, 1996.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the period from March 26, 1996 through June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

      (f)  Period from commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   132

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    GULF SOUTH GROWTH FUND
                                                      --------------------------------------------------
                                                                           CLASS B
                                                      --------------------------------------------------
                                                                                      SEPTEMBER 12, 1994
                                                       SEVEN MONTHS     YEAR ENDED            TO
                                                      ENDED JUNE 30,   NOVEMBER 30,   NOVEMBER 30, 1994
                                                         1996 (A)          1995              (B)
                                                      ---------------  -------------  ------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................   $   11.56         $    9.47      $   10.40
                                                         -------            ------         ------
Investment Activities
  Net investment loss...............................       (0.06)            (0.07)         (0.01)
  Net realized and unrealized gains (losses) from
    investments.....................................        1.35              2.33          (0.92)
                                                         -------            ------         ------
    Total from Investment Activities................        1.29              2.26          (0.93)
                                                         -------            ------         ------
Distributions
  Net realized gains................................       (2.13)            (0.17)            --
                                                         -------            ------         ------
    Total Distributions.............................       (2.13)            (0.17)            --
                                                         -------            ------         ------
NET ASSET VALUE,
  END OF PERIOD.....................................   $   10.72         $   11.56      $    9.47
                                                         -------            ------         ------
                                                         -------            ------         ------
Total Return (Excludes Sales Charge)................       12.47%(c)         24.21%         (9.08)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................  $    2,545       $     1,814    $       231
  Ratio of expenses to average net assets...........        1.87      (d)        1.78  %        1.75       %(d)
  Ratio of net investment loss to average
    net assets......................................       (1.10       (d)       (1.16  )%       (0.90       )%(d)
  Ratio of expenses to average net assets*..........        1.92     (d)        1.78  %        1.75       %(d)
  Ratio of net investment loss to average net
    assets*.........................................       (1.15       (d)       (1.16)%       (0.90       )%(d)
  Portfolio turnover (e)............................       59.57     %       65.00  %       51.00       %
Average commission rate paid (f)....................  $   0.0685

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the
           Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the period prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.48 to $10.00 effective March 26, 1996.

      (b)  Period from commencement of operations.

      (c)  Not annualized.

      (d)  Annualized.

      (e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (f)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the period from March 26, 1996 through June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         133----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 INTERNATIONAL EQUITY INDEX FUND
                                                          ---------------------------------------------
                                                                            FIDUCIARY
                                                          ---------------------------------------------
                                                                      YEARS ENDED JUNE 30,
                                                          ---------------------------------------------
                                                            1996       1995       1994       1993 (A)
                                                          ---------  ---------  ---------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...................................  $   13.93  $   13.46  $   11.80  $   10.00
                                                          ---------  ---------  ---------  ------------
Investment Activities
  Net investment income.................................       0.11       0.13       0.11       0.06
  Net realized and unrealized gains from investments....       1.43       0.46       1.68       1.75
                                                          ---------  ---------  ---------  ------------
    Total from Investment Activities....................       1.54       0.59       1.79       1.81
                                                          ---------  ---------  ---------  ------------
Distributions
  Net investment income.................................      (0.16)     (0.08)     (0.11)    (0.01)
  In excess of net investment income....................      (0.02)        --         --         --
  Net realized gains....................................      (0.12)     (0.04)     (0.01)        --
  In excess of net realized gains.......................         --         --      (0.01)        --
                                                          ---------  ---------  ---------  ------------
    Total Distributions.................................      (0.30)     (0.12)     (0.13)    (0.01)
                                                          ---------  ---------  ---------  ------------
NET ASSET VALUE,
  END OF PERIOD.........................................  $   15.17  $   13.93  $   13.46  $   11.80
                                                          ---------  ---------  ---------  ------------
                                                          ---------  ---------  ---------  ------------
Total Return............................................      11.22%      4.20%     15.44%     26.96%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....................  $ 347,790  $ 218,299  $ 145,640  $  35,384
  Ratio of expenses to average net assets...............       0.97%      1.04%      1.02%      1.22%(b)
  Ratio of net investment income to average net
    assets..............................................       1.04%      1.25%      1.27%      1.37%(b)
  Ratio of expenses to average net assets*..............       1.00%      1.04%      1.02%      2.34%(b)
  Ratio of net investment income to average net
    assets*.............................................       1.01%      1.25%      1.27%      0.25%(b)
  Portfolio turnover (c)................................       6.28%      4.67%      7.74%      3.10%
  Average commission rate paid (d)......................  $  0.0022

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations on October 28, 1992.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (d)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   134

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INTERNATIONAL EQUITY INDEX FUND
                                                               ----------------------------------------------
                                                                                  CLASS A
                                                               ----------------------------------------------
                                                                            YEARS ENDED JUNE 30,
                                                               ----------------------------------------------
                                                                 1996       1995       1994       1993 (A)
                                                               ---------  ---------  ---------  -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................  $   13.92  $   13.49  $   11.80  $   11.74
                                                               ---------  ---------  ---------     ------
Investment Activities
  Net investment income......................................       0.14       0.12       0.09       0.02
  Net realized and unrealized gains from investments.........       1.40       0.43       1.67       0.04
                                                               ---------  ---------  ---------     ------
    Total from Investment Activities.........................       1.54       0.55       1.76       0.06
                                                               ---------  ---------  ---------     ------
Distributions
  Net investment income......................................      (0.16)     (0.08)     (0.05)        --
  In excess of net investment income.........................      (0.02)        --         --         --
  Net realized gains.........................................      (0.12)     (0.04)     (0.02)        --
                                                               ---------  ---------  ---------     ------
    Total Distributions......................................      (0.30)     (0.12)     (0.07)        --
                                                               ---------  ---------  ---------     ------
NET ASSET VALUE,
  END OF PERIOD..............................................  $   15.16  $   13.92  $   13.49  $   11.80
                                                               ---------  ---------  ---------     ------
                                                               ---------  ---------  ---------     ------
Total Return (Excludes Sales Charge).........................      11.20%      3.87%     15.18%      2.87%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................  $  10,789  $   5,028  $   2,395  $     153
  Ratio of expenses to average net assets....................       1.22%      1.28%      1.26%      1.47%(b)
  Ratio of net investment income to average net assets.......       0.79%      1.09%      1.15%      2.10%(b)
  Ratio of expenses to average net assets*...................       1.35%      1.38%      1.36%      2.35%(b)
  Ratio of net investment income to average net assets*......       0.66%      0.99%      1.05%      1.22%(b)
  Portfolio turnover (c).....................................       6.28%      4.67%      7.74%      3.10%
  Average commission rate paid (d)...........................  $  0.0022

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on April 23, 1993.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (d)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         135----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            INTERNATIONAL EQUITY INDEX FUND
                                                                           ---------------------------------
                                                                                        CLASS B
                                                                           ---------------------------------
                                                                                 YEARS ENDED JUNE 30,
                                                                           ---------------------------------
                                                                             1996       1995      1994 (A)
                                                                           ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................................  $   13.73  $   13.40   $   13.00
                                                                           ---------  ---------  -----------
Investment Activities
  Net investment income..................................................       0.03       0.03        0.06
  Net realized and unrealized gains from investments.....................       1.32       0.41        0.34
                                                                           ---------  ---------  -----------
    Total from Investment Activities.....................................       1.35       0.44        0.40
                                                                           ---------  ---------  -----------
Distributions
  Net investment income..................................................      (0.15)     (0.07)         --
  In excess of net investment income.....................................      (0.02)        --          --
  Net realized gains.....................................................      (0.12)     (0.04)         --
                                                                           ---------  ---------  -----------
    Total Distributions..................................................      (0.29)     (0.11)         --
                                                                           ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD..........................................................  $   14.79  $   13.73   $   13.40
                                                                           ---------  ---------  -----------
                                                                           ---------  ---------  -----------
Total Return (Excludes Sales Charge).....................................       9.97%      3.17%       3.23%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................................  $   5,856  $   3,687  $    1,872
  Ratio of expenses to average net assets................................       1.97%      2.04%       2.00 %(b)
  Ratio of net investment income to average net assets...................       0.04%      0.25%       1.37 %(b)
  Ratio of expenses to average net assets*...............................       2.00%      2.04%       2.00 %(b)
  Ratio of net investment income to average net assets*..................       0.01%      0.25%       1.37 %(b)
  Portfolio turnover (d).................................................       6.28%      4.67%       7.74 %
  Average commission rate paid (e).......................................  $  0.0022

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

      (e)  The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the seven months ended June 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged.

SEE NOTES TO FINANCIAL STATEMENTS.

----
   136

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   INTERNATIONAL EQUITY
                                                                                        INDEX FUND
                                                                                   --------------------
                                                                                         SERVICE/
                                                                                      RETIREMENT (A)
                                                                                   --------------------
                                                                                   YEARS ENDED JUNE 30,
                                                                                   --------------------
                                                                                     1995       1994
                                                                                   ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD............................................................  $   13.44  $   12.98
                                                                                   ---------  ---------
Investment Activities
  Net investment income..........................................................       0.11      (0.25)
  Net realized and unrealized gains (losses) from investments....................       0.50       0.71
                                                                                   ---------  ---------
    Total from Investment Activities.............................................       0.61       0.46
                                                                                   ---------  ---------
Distributions
  Net investment income..........................................................      (0.07)        --
  Net realized gains.............................................................      (0.04)        --
                                                                                   ---------  ---------
    Total Distributions..........................................................      (0.11)        --
                                                                                   ---------  ---------
NET ASSET VALUE,
  END OF PERIOD..................................................................  $   13.94  $   13.44
                                                                                   ---------  ---------
                                                                                   ---------  ---------
Total Return.....................................................................           (a)      3.78%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............................................  $      --  $      74
  Ratio of expenses to average net assets........................................       1.90 (b)     10.85%(b)
  Ratio of net investment income to average net assets...........................       0.92 (b)      1.97%(b)
  Ratio of expenses to average net assets*.......................................       1.90 (b)      1.85%(b)
  Ratio of net investment income to average net assets*..........................       0.92 (b)      1.97%(b)
  Portfolio turnover (d).........................................................       4.67%      7.74%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on January 17, 1994 when they were designated as
           "Retirement Shares". On April 4, 1995, the name of the Retirement Shares was changed to
           "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of
           June 30, 1995, there were no shareholders in the Service Class. The total return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 4.22%.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         137----

--------------------------------------------------------------------------------
Report of Independent Accountants
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1996
To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the Asset Allocation Fund, the Income Equity Fund, the Equity Index Fund, the Value Growth Fund, the Large Company Value Fund, the Disciplined Value Fund, the Large Company Growth Fund, the Growth Opportunities Fund (formally the Small Company Growth Fund), the Gulf South Growth Fund and the International Equity Index Fund (ten series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each period presented except as noted in the next paragraph. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

The Large Company Growth Fund's financial highlights for the year ended June 30, 1993 and for the period from February 28, 1992 (commencement of operations) to June 30, 1992 were audited by other auditors, whose report dated August 25, 1993 expressed an unqualified opinion on the financial highlights. The Value Growth Fund's statement of changes in net assets for each of the two years in the period ended November 30, 1995 and the financial highlights for each of the five years in the period ended November 30, 1995 were audited by other auditors, whose report dated January 19, 1996 expressed an unqualified opinion on those financial statements and financial highlights. The Gulf South Growth Fund's statement of changes in net assets for each of the two years in the period ended November 30, 1995 and the financial highlights for each of the five years in the period ended November 30, 1995 were audited by other auditors, whose report dated January 19, 1996 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, except as noted in the second paragraph present fairly, in all material respects, the financial position of the Asset Allocation Fund, the Income Equity Fund, the Equity Index Fund, the Value Growth Fund, the Large Company Value Fund, the Disciplined Value Fund, the Large Company Growth Fund, the Growth Opportunities Fund, the Gulf South Growth Fund and the International Equity Index Fund as of June 30, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 27, 1996

----
   138

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT ARM FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                     SECURITY                      MARKET
  AMOUNT                      DESCRIPTION                     VALUE
-----------  ---------------------------------------------  ---------
                        U.S. GOVERNMENT AGENCIES (91.3%):
                         Federal Home Loan Mortgage Corp.
 $   3,022   7.88%, 5/1/18, Pool # 840160.................  $   3,127
     3,960   9.00%, 9/1/25, Gold #C00387..................      4,130
     3,574   7.00%, 10/1/25, Pool #877377.................      3,659
                         FEDERAL NATIONAL MORTGAGE ASSOC.
       504   6.50%, 11/1/03, Pool #44174..................        497
     1,166   7.29%, 12/1/18, Pool # 70169*................      1,193
       103   8.50%, 5/25/20, Series 1991-140, Class C*....        103
     7,537   7.06%, 7/1/20, Pool # 133558*................      7,707
     3,737   7.39%, 12/1/20, Pool # 116590*...............      3,822
     3,998   6.63%, 12/25/20, Series 1990-145, CIass A*...      3,992
     2,123   7.28%, 4/1/21, Pool # 70983*.................      2,170
       964   7.52%, 9/1/21, Pool # 124289*................        993
     1,491   7.85%, 11/1/21, Pool # 124510*...............      1,535
     1,983   7.04%, 11/1/23, Pool # 241828*...............      2,029
     5,606   7.25%, 7/1/27, Pool # 70179*.................      5,732

 PRINCIPAL                     SECURITY                      MARKET
  AMOUNT                      DESCRIPTION                     VALUE
-----------  ---------------------------------------------  ---------
             FEDERAL NATIONAL MORTGAGE ASSOC., CONTINUED:
 $   6,125   7.65%, 1/1/31, Pool # 124945*................  $   6,328
                      GOVERNMENT NATIONAL MORTGAGE ASSOC.
     3,500   6.50%, 7/24/96...............................      3,514
     6,387   6.00%, 1/20/26, Pool # 8790..................      6,403
                                                            ---------
                           Total U.S. Government Agencies      56,934
                                                            ---------
                              Total Investments, at value      56,934
                                                            ---------
                           REPURCHASE AGREEMENTS (13.8%):
     8,607   Lehman Brothers, 5.51%, 7/1/96,
               (collateralized by $9,125 Various Federal
               Home Loan Bank Bonds, 5.95% - 7.23%, 3/5/01
               - 11/8/05 market value $8,780).............      8,607
                                                            ---------
                              Total Repurchase Agreements       8,607
                                                            ---------
                                 Total (Cost--$66,003)(a)   $  65,541
                                                            ---------
                                                            ---------

------------

Percentages indicated are based on net assets of $62,389.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation....................................................  $      59
Unrealized depreciation....................................................       (521)
                                                                             ---------
Net unrealized depreciation................................................  $    (462)
                                                                             ---------
                                                                             ---------

        *  Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1996.

At June 30, 1996, the Portfolio's open futures contracts were as follows:

                                                                           OPENING      CURRENT
   # OF                                                                   POSITIONS     MARKET
CONTRACTS                          CONTRACT TYPE                            (000)     VALUE (000)
----------  -----------------------------------------------------------  -----------  -----------
            LONG CONTRACTS
    5       U.S. Treasury 10 Year Note, September 1996.................   $     526    $     538
            SHORT CONTRACTS
    25      U.S. Treasury Note, September 1996.........................       5,118        5,149
    15      U.S. Treasury 5 Year Note, August 1996.....................       1,563        1,586

SEE NOTES TO FINANCIAL STATEMENTS.

----16

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                       ASSET BACKED SECURITIES (10.1%):
 $   3,203   CIT Group Securitization Corp., Series
               1995-1, 7.70%, 8/15/20, Class A1.........  $   3,241
     2,292   Discover Card Trust, 1991-E Class A, 7.30%,
               5/21/99..................................      2,305
       589   EQCC Home Equity Loan Trust, 1995-2 Class
               A1, 6.85%, 9/15/02.......................        591
     8,905   Fifth Third Auto Grantor Trust, 1996-A,
               Class A, 6.20%, 9/15/01..................      8,869
    10,000   Ford Motor Credit Auto Loan, Series 1995-1,
               Class A, 6.50%, 8/15/02..................      9,963
     2,071   Green Tree Home Improvement Loan Trust,
               Series 1995-C, Class A, 6.20%, 7/15/20...      2,071
       369   Merrill Lynch Asset Backed Corp., Series
               1992-1, 5.50%, 5/15/98...................        367
     7,000   National Premier Funding, 1995-6, 7.00%,
               6/1/99...................................      6,989
       110   Shawmut National Grantor Trust, Series
               1992-A, 5.55%, 11/15/97..................        109
    13,000   Standard Credit Card Master Trust, Series
               1995-2, 8.63%, 1/7/02....................     13,257
     2,284   UCFC Home Equity Loan, 1995 A1, 7.55%,
               8/10/04..................................      2,300
     7,000   UCFC Home Equity Loan, 1994 O1, 8.38%,
               3/10/07..................................      7,117
     1,853   Union Federal Savings Bank Trust, Series
               1993-A, 4.53%, 5/15/99...................      1,823
     1,904   Union Federal Savings Bank Trust, 1994 A-A,
               5.08%, 5/15/00...........................      1,880
     3,221   Union Federal Savings Bank Trust, Series
               1993-C, 4.88%, 2/15/00...................      3,171
                                                          ---------
                          Total Asset Backed Securities      64,053
                                                          ---------
                               CORPORATE BONDS (12.2%):
                      Bank, Insurance & Finance (9.2%):
     3,000   Avco Financial Services, 7.25%, 7/15/99....      3,053
     2,000   BankAmerica Corp., 7.88%, 12/1/02..........      2,075
     7,000   Chrysler Financial Corp., 5.88%, 2/7/01....      6,711
     7,000   Ford Motor Credit, 8.38%, 1/15/00..........      7,358
    10,000   International Lease Finance, 5.54%,
               5/5/97...................................      9,961
     4,500   Lehman Brothers Holdings, 8.88%, 11/1/98...      4,708
     3,000   Lehman Brothers Inc., 7.00%, 5/15/97.......      3,020
     5,000   Lehman Brothers Inc., 7.63%, 8/1/98........      5,094
     3,000   Lehman Brothers Inc., 10.00%, 5/15/99......      3,248
     4,000   Lehman Brothers Inc., 9.88%, 10/15/00......      4,415
     3,000   NationsBank, Corp., 8.13%, 6/15/02.........      3,161
     5,000   Smith Barney Holdings, 6.00%, 3/15/97......      5,009
                                                          ---------
                                                             57,813
                                                          ---------

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                                     Industrial (2.6%):
 $   5,000   American Home Products, 7.70%, 2/15/00.....  $   5,156
     1,000   IBM, 6.38%, 11/1/97........................      1,001
     2,000   Columbia Pictures Entertainment Inc.,
               9.88%, 2/1/98............................      2,083
       500   Dayton-Hudson Corp., 6.06%, 12/15/96.......        500
     5,000   General Motors Corp., 9.63%, 12/1/00.......      5,513
     2,000   Wal-Mart Stores, 5.50%, 3/1/98.............      1,973
                                                          ---------
                                                             16,226
                                                          ---------
                                        Utility (0.5%):
     3,000   Potomac Electric Power, 9.00%, 4/15/00,
               Callable 4/15/99 @100....................      3,184
                                                          ---------
                                  Total Corporate Bonds      77,223
                                                          ---------
                           FOREIGN AGENCY BONDS (0.8%):
     5,000   Peoples Republic of China, 7.38%, 7/3/01...      4,979
                                                          ---------
                                   Foreign Agency Bonds       4,979
                                                          ---------
                      U.S. GOVERNMENT AGENCIES (57.8%):
                              Federal Farm Credit Bank:
     1,735   5.31%, 5/26/98.............................      1,706
                                Federal Home Loan Bank:
    20,000   0.00%, 11/15/96............................     19,588
     2,000   6.85%, 2/25/97.............................      2,014
     4,000   6.60%, 4/13/99.............................      4,021
    17,000   5.58%, 2/23/01.............................     16,184
    10,000   7.78%, 10/19/01............................     10,487
                      Federal Home Loan Mortgage Corp.:
    20,000   7.13%, 7/21/99.............................     20,384
     5,067   6.00%, 4/1/00, Gold Pool #M80166...........      4,882
     2,320   6.50%, 1/1/01, Pool #M8038.................      2,278
       495   9.00%, 12/1/05, Pool #G00005...............        517
       483   9.00%, 1/1/06, Pool #G00012................        504
       916   8.00%, 10/1/06, Pool #G00052...............        935
     2,935   7.00%, 3/1/07, Pool #G34594................      2,898
     3,482   7.50%, 4/1/07, Pool #G00084................      3,501
     2,550   7.00%, 4/1/07, Pool #G00087................      2,518
     4,230   7.50%, 11/1/07, Pool #E00165...............      4,252
     6,791   8.50%, 2/1/08, Gold Pool #10133............      7,014
     2,642   7.00%, 12/1/08, Pool #E20065...............      2,609
     3,298   8.00%, 1/1/10, Pool #G00355................      3,365
     9,674   8.00%, 2/1/10, Pool #G10328................      9,870
    12,042   7.00%, 10/1/10, Gold Pool #E61709..........     11,892
    14,953   7.00%, 5/1/11, Pool #E20241................     14,766
    10,000   5.25%, 9/15/15, REMIC/CMO, Series 1638
               Class BC.................................      9,755
    13,209   8.25%, 12/15/16, REMIC/CMO, Series 1770
               Class PD.................................     13,706
     5,626   7.25%, 4/15/18, Series 1254, REMIC/ CMO....      5,656
                      Federal National Mortgage Assoc.:
    20,000   0.00%, 10/21/96............................     19,662

CONTINUED

                                                                          17----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                   U.S. GOVERNMENT AGENCIES, CONTINUED:
           Federal National Mortgage Assoc., continued:
 $   3,000   5.35%, 10/10/97............................  $   2,983
     3,000   8.20%, 3/10/98(b)..........................      3,090
     2,000   5.30%, 3/11/98(b)..........................      1,967
     3,600   6.90%, 3/27/98.............................      3,636
     4,000   5.35%, 4/1/98..............................      3,935
     4,000   5.18%, 2/1/99, Callable 2/1/98 @100........      3,886
    17,044   6.50%, 4/1/00, Pool #E50720................     16,730
    15,000   5.64%, 2/20/01, Callable 2/20/98 @100......     14,333
    37,000   5.72%, 3/8/01..............................     35,629
    10,000   6.16%, 3/29/01.............................      9,798
       290   9.00%, 9/1/05, Pool #50340.................        303
       303   9.00%, 11/1/05, Pool #50361................        316
       290   8.50%, 4/1/06, Pool #116875................        300
     8,933   7.00%, 6/1/10, Pool #315928................      8,822
     7,377   6.50%, 9/1/10, Pool #25479.................      7,137
     5,752   6.50%, 10/1/10, Pool #250377...............      5,565
     3,729   7.00%, 11/1/10, Pool #250387...............      3,682
     9,671   7.00%, 1/1/11, Pool #328959................      9,550
     4,558   7.50%, 2/1/11, Pool #303755................      4,582
       834   6.00%, 9/25/18, REMIC/CMO, Series 1989-94
               Class E..................................        828
                   Government National Mortgage Assoc.:
         5   8.00%, 2/15/02, Pool #192917...............          5
        37   8.00%, 3/15/02, Pool #209172...............         38
        11   9.00%, 6/15/02, Pool #229311...............         11
        90   9.00%, 10/15/02, Pool #229569..............         95
        25   8.00%, 6/15/05, Pool #28827................         25
        14   9.00%, 9/15/05, Pool #292569...............         14
        93   9.00%, 10/15/05, Pool #292589..............         98
        20   8.00%, 5/15/06, Pool #303851...............         21
         8   8.00%, 7/15/06, Pool #307231...............          9
        55   8.00%, 8/15/06, Pool #311166...............         57
        54   8.00%, 9/15/06, Pool #311301...............         55
       362   8.00%, 10/15/06, Pool #316915..............        371
        48   8.00%, 11/15/06, Pool #311131..............         49
       557   8.00%, 11/15/06, Pool # 312210.............        571
       320   8.00%, 11/15/06, Pool #313528..............        328
       123   8.00%, 11/15/06, Pool #315078..............        126
       172   8.00%, 11/15/06, Pool #316671..............        176
       291   8.00%, 12/15/06, Pool #311384..............        298
       292   8.00%, 1/15/07, Pool #317663...............        300
       473   8.00%, 2/15/07, Pool #316086...............        484
        92   8.00%, 3/15/07, Pool #178684...............         95
       214   8.00%, 3/15/07, Pool #318825...............        219
       208   8.00%, 4/15/07, Pool #316441...............        213
     4,849   6.00%, 10/20/25, Pool #8717................      4,879
    14,617   6.00%, 11/20/25, Pool #8746................     14,708
     4,922   6.00%, 1/20/26, Pool #8790*................      4,934

  SHARES
    OR
 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                   U.S. GOVERNMENT AGENCIES, CONTINUED:
          Guaranteed Overseas Private Investment Corp.:
 $     865   5.55%, 1/13/97.............................  $     865
                         Student Loan Marketing Assoc.:
     4,000   6.29%, 10/20/99............................      3,967
                                                          ---------
                         Total U.S. Government Agencies     365,047
                                                          ---------
                           U.S. TREASURY NOTES (17.2%):
     6,000   6.88%, 4/30/97(b)..........................      6,056
    11,000   6.50%, 5/15/97(b)..........................     11,071
     6,500   6.38%, 6/30/97(b)..........................      6,539
     3,500   8.63%, 8/15/97(b)..........................      3,604
     2,500   5.75%, 10/31/97(b).........................      2,495
     3,000   7.38%, 11/15/97(b).........................      3,055
     9,000   6.00%, 11/30/97(b).........................      9,008
     2,500   7.88%, 1/15/98.............................      2,568
     4,250   5.63%, 1/31/98(b)..........................      4,225
     5,000   5.13%, 3/31/98(b)..........................      4,925
     1,500   5.13%, 4/30/98(b)..........................      1,477
    11,000   5.13%, 6/30/98(b)..........................     10,803
     3,000   4.75%, 9/30/98(b)..........................      2,914
     5,000   8.88%, 11/15/98(b).........................      5,291
     1,000   7.00%, 4/15/99(b)..........................      1,019
     5,000   7.75%, 1/31/00(b)..........................      5,216
     3,500   8.50%, 2/15/00(b)..........................      3,737
     1,000   8.88%, 5/15/00(b)..........................      1,084
     7,000   6.25%, 5/31/00(b)..........................      6,961
    12,500   6.13%, 9/30/00(b)..........................     12,363
     4,000   6.38%, 8/15/02(b)..........................      3,969
                                                          ---------
                              Total U.S. Treasury Notes     108,380
                                                          ---------
                           U.S. TREASURY STRIPS (0.7%):
     5,000   2/15/99(b).................................      4,251
                                                          ---------
                             Total U.S. Treasury Strips       4,251
                                                          ---------
                           INVESTMENT COMPANIES (0.4%):
     2,574   Aquila Churchill Cash Reserves Money Market
               Fund.....................................      2,574
                                                          ---------
                             Total Investment Companies       2,574
                                                          ---------
                            Total Investments, at value     626,507
                                                          ---------
                          REPURCHASE AGREEMENTS (0.7%):
 $   4,436   Lehman Brothers Inc., 5.51%, 7/1/96,
               (collateralized by $4,885 Federal Home
               Loan Bank Bond, 0.00% - 5.69%, 2/25/99 -
               3/11/99, market value $4,526)............      4,436
                                                          ---------
                            Total Repurchase Agreements       4,436
                                                          ---------
                             Total (Cost--$631,998) (a)   $ 630,943
                                                          ---------
                                                          ---------

------------

Percentages indicated are based on net assets of $631,182.

CONTINUED

----18

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

Unrealized appreciation....................................................  $   3,541
Unrealized depreciation....................................................     (4,596)
                                                                             ---------
Net unrealized depreciation................................................  $  (1,055)
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of June 30, 1996.

           Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in
        *  effect at June 30, 1996.

CMO        Collateralized Mortgage Obligation
REMIC      Real Estate Mortgage Investment Conduit

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          19----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------
ASSET BACKED SECURITIES (8.5%):
    $1,755  Advanta Mortgage Loan Trust, Series 1994-4,
              Class A1, 8.55%, 11/25/12................  $   1,799
     4,033  Aircraft Lease Portfolio Securitization
              Ltd., Series 94-1, Class A2, 7.15%,
              9/15/04..................................      4,027
     5,000  Ford Motor Credit Auto Loan Master Trust,
              Series 1995-1, Class A, 6.50%, 8/15/02...      4,981
     1,242  Green Tree Home Improvement Loan Trust,
              Series 1995-C, Class A, 6.20%, 7/15/20...      1,242
     3,000  UCFC Home Equity Loan, Series 1994-A, Class
              A2, 5.53%, 5/10/09.......................      2,969
     2,850  Union Acceptance Corp., Series 1995-D,
              6.03%, 1/7/03............................      2,818
       454  Union Federal Savings Bank Trust, Series
              1992-B, Class A, 4.90%, 4/15/98..........        452
     3,000  World Financial Network Credit Card, Series
              96-A, Class A, 6.70%, 2/15/04............      2,972
                                                         ---------
  Total Asset Backed Securities                             21,260
                                                         ---------
CORPORATE BONDS (16.7%):
Banking, Finance & Insurance (11.3%):
     3,000  Bankers Trust, 7.25%, 1/15/03..............      3,000
     3,000  First Hawaiian, Inc., 6.25%, 8/15/00.......      2,929
     3,000  Fleet/Norstar Group, 8.13%, 7/1/04.........      3,146
     4,000  Goldman Sachs, 6.38%, 6/15/00..............      3,935
     3,000  Lehman Brothers Holdings, 7.25%, 4/15/03...      2,977
     3,000  Lehman Brothers Inc., 9.88%, 10/15/00......      3,311
     4,000  Liberty Mutual Insurance, 8.20%,
              5/4/07,(b)...............................      4,170
     2,000  Meditrust, 7.60%, 7/15/01..................      1,988
     3,000  Metropolitan Life, 6.30%, 11/1/03..........      2,835
                                                         ---------
                                                            28,291
                                                         ---------
Industrial (2.2%):
     2,000  Dayton Hudson Co., 7.50%, 3/1/99...........      2,035
     1,430  du Pont, 8.50%, 2/15/03....................      1,517
     2,000  General Motors, 7.63%, 2/15/97.............      2,020
                                                         ---------
                                                             5,572
                                                         ---------
Yankee & Eurodollar (3.2%):
     2,000  Hanson Overseas, 6.75%, 9/15/05............      1,923
     2,000  Peoples Republic of China, 7.38%,
              7/3/01,(b)...............................      1,991
     1,000  Peoples Republic of China, 6.63%,
              1/15/03..................................        959
     3,000  Swedbank, 7.31%, 10/29/49*.................      3,077
                                                         ---------
                                                             7,950
                                                         ---------
Total Corporate Bonds                                       41,813
                                                         ---------

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------
OTHER MORTGAGE BACKED SECURITIES (3.2%):
    $3,750  Independent National Mortgage Corp., Series
              1995-S, Class A1, 7.10%, 1/15/26.........  $   3,738
     4,000  The Equitable Commercial Mortgage, Series
              174, Class A1, 7.24%, 5/15/09............      3,988
       255  Morgan Stanley Mortgage Trust, Series Y,
              Class 3, 8.95%, 3/1/16...................        260
                                                         ---------
  Total Other Mortgage Backed Securities                     7,986
                                                         ---------
U.S. GOVERNMENT AGENCIES (36.0%):
Federal Home Loan Mortgage Corp.:
     1,000  7.00%, 6/15/06, Series #1457-PH, CMO.......        981
     1,226  7.50%, 8/1/08, Gold Pool #G10117...........      1,233
     2,610  8.50%, 1/1/10, Gold Pool #E00356...........      2,696
       277  7.00%, 8/1/10, Gold Pool #E20187...........        274
     4,382  7.00%, 9/1/10, Gold Pool #E00393...........      4,327
     1,125  7.25%, 4/15/18, Series #1254-F, CMO........      1,131
     6,000  5.85%, 1/25/19.............................      5,694
     4,000  8.00%, 2/15/20, Gold Series #1770-PD,
              CMO......................................      4,009
     3,000  6.00%, 4/15/20, Series #1534-F, CMO........      2,877
       822  8.00%, 7/1/20, Gold Pool #A01047...........        830
     3,000  6.50%, 10/15/21, Series #1590-GA, CMO......      2,855
     2,000  6.50%, 1/15/22, Series #1573-PI, CMO.......      1,884
     3,211  8.00%, 11/1/24, Gold Pool #C00376..........      3,242
     4,641  7.50%, 8/1/25, Gold Pool #C00414...........      4,585
     3,991  7.00%, 4/1/26, Pool #C00452................      3,844
     3,997  7.50%, 4/1/26, Gold Pool #D70219...........      3,950
Federal National Mortgage Assoc.:
     3,922  6.00%, 12/1/02, 7 Year Balloon.............      3,778
     3,348  7.00%, 6/1/10, Pool #312903................      3,306
     2,914  6.50%, 12/1/10, Pool 322598................      2,819
       500  8.00%, 9/25/04, Series 1991-155G, CMO......        518
     1,000  6.75%, 12/25/04, Series 1993-6C, CMO.......      1,003
     2,530  8.00%, 5/1/24, Pool #250066................      2,550
     2,317  8.50%, 7/1/24, Pool #250103................      2,379
     3,105  7.50%, 10/1/24, Pool #303031...............      3,066
       342  7.50%, 5/1/25, Pool #293928................        338
       912  7.50%, 5/1/25, Pool #311810................        901
     1,380  8.50%, 5/1/25, Pool #308499................      1,417
     2,041  8.50%, 6/1/25, Pool #315277................      2,096
     3,884  7.00%, 7/1/25, Pool #290387................      3,738
     2,917  7.00%, 10/1/25, Pool #300778...............      2,807
                   Government National Mortgage Assoc.:
         2  10.50%, 4/15/98, Pool #066627..............          2
         8  10.50%, 7/15/98, Pool #069629..............          9
         2  10.50%, 9/15/98, Pool #103573..............          2
        13  11.00%, 6/15/99, Pool #110948..............         13
        11  11.00%, 3/15/00, Pool #123750..............         11
         8  10.00%, 12/15/00, Pool #136214.............          9
        72  10.00%, 1/15/01, Pool #145167..............         77
        73  10.00%, 1/15/01, Pool #145328..............         77

CONTINUED

----20

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------
U.S. GOVERNMENT AGENCIES, CONTINUED:
Government National Mortgage Assoc., continued:
  $     67  8.50%, 6/15/01, Pool #137056...............  $      70
         8  8.50%, 6/15/01, Pool #162447...............          8
         8  9.00%, 6/15/01, Pool #161443...............          8
         3  9.00%, 6/15/01, Pool #164431...............          3
        28  9.00%, 6/15/01, Pool #166985...............         29
        17  9.00%, 7/15/01, Pool #155822...............         18
       120  8.50%, 8/15/01, Pool #164207...............        125
        68  9.00%, 8/15/01, Pool #173460...............         72
        12  9.00%, 9/15/01, Pool #177121...............         13
         6  9.00%, 10/15/01, Pool #177634..............          6
       127  9.00%, 10/15/01, Pool #179852..............        133
        14  9.00%, 10/15/01, Pool #185596..............         14
         5  8.50%, 11/15/01, Pool #183462..............          5
        19  9.00%, 11/15/01, Pool #174365..............         20
       131  9.00%, 11/15/01, Pool #191819..............        137
       110  8.50%, 12/15/01, Pool #199182..............        114
        21  9.00%, 1/15/02, Pool #205001...............         22
        99  8.00%, 3/15/02, Pool #205933...............        101
        79  8.00%, 3/15/02, Pool #210065...............         81
        94  8.00%, 5/15/02, Pool #180296...............         97
        51  8.00%, 5/15/02, Pool #203042...............         52
        96  8.50%, 5/15/02, Pool #213776...............        100
        61  9.00%, 8/15/02, Pool #232424...............         64
        17  9.00%, 11/15/02, Pool #235553..............         18
        95  9.00%, 10/15/02, Pool #246307..............        100
         9  9.00%, 6/15/03, Pool #247863...............         10
        71  8.50%, 10/15/04, Pool #277469..............         74
       130  9.00%, 10/15/04, Pool #281655..............        136
       134  8.50%, 11/15/04, Pool #253471..............        139
       139  9.00%, 5/15/05, Pool #288771...............        146
       166  9.00%, 8/15/05, Pool #297031...............        174
        21  9.00%, 10/15/05, Pool #292589..............         22
        94  9.00%, 11/15/05, Pool #292610..............         99
        66  9.00%, 11/15/05, Pool #299161..............         70
        81  9.00%, 12/15/05, Pool #299569..............         85
       128  8.50%, 4/15/06, Pool #307487...............        133
       246  7.50%, 5/15/07, Pool #329528...............        248
       109  8.00%, 5/15/09, Pool #385676...............        111
        28  8.00%, 8/15/09, Pool #372143...............         28
       736  8.00%, 10/15/09, Pool #380639..............        753
     1,935  7.00%, 8/15/23, Pool #352108...............      1,857
     2,767  7.00%, 11/15/23, Pool #352022..............      2,655

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------
U.S. GOVERNMENT AGENCIES, CONTINUED:
Government National Mortgage Assoc., continued:
    $2,939  7.00%, 9/15/25, Pool #406434...............  $   2,821
     1,997  7.50%, 1/15/26, Pool # 416874..............      1,969
     1,997  7.50%, 3/15/26, Pool # 422292..............      1,970
                                                         ---------
  Total U.S. Government Agencies                            90,238
                                                         ---------
U.S. TREASURY BONDS (5.7%):
     3,000  8.75%, 11/15/08(b).........................      3,336
     5,000  8.13%, 8/15/19(b)..........................      5,614
     6,000  6.25%, 8/15/23(b)..........................      5,443
                                                         ---------
  Total U.S. Treasury Bonds                                 14,393
                                                         ---------
U.S. TREASURY NOTES (26.6%):
     5,000  6.75%, 2/28/97(b)..........................      5,036
     4,000  5.50%, 9/30/97(b)..........................      3,981
     3,500  5.13%, 3/31/98(b)..........................      3,448
     5,000  8.25%, 7/15/98(b)..........................      5,202
     5,200  7.13%, 10/15/98(b).........................      5,308
     6,000  4.75%, 10/31/98............................      5,818
     3,000  8.88%, 11/15/98(b).........................      3,175
     5,000  6.00%, 10/15/99(b).........................      4,954
     4,000  7.50%, 10/31/99............................      4,133
     3,000  7.13%, 2/29/00(b)..........................      3,070
     3,000  7.75%, 2/15/01.............................      3,155
    10,000  5.75%, 8/15/03(b)..........................      9,528
     5,000  7.25%, 5/15/04(b)..........................      5,184
     5,000  5.88%, 11/15/05(b).........................      4,713
                                                         ---------
  Total U.S. Treasury Notes                                 66,705
                                                         ---------
INVESTMENT COMPANIES (0.0%):
        15  Aquila Churchill Cash Reserves Money Market
              Fund.....................................         15
                                                         ---------
  Total Investment Companies                                    15
                                                         ---------
  Total Investments, at value                              242,410
                                                         ---------
REPURCHASE AGREEMENTS (1.3%):
    $3,241  Lehman Brothers Inc., 5.51%, 7/1/96,
              (collateralized by $3,310 Federal
              National Mortgage Assoc., 5.47%, 6/20/97,
              market value $3,309).....................      3,241
                                                         ---------
Total Repurchase Agreements                                  3,241
                                                         ---------
Total (Cost--$248,425)(a)                                $ 245,651
                                                         ---------
                                                         ---------

------------

Percentages indicated are based on net assets of $250,595.

CONTINUED

                                                                          21----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation....................................................  $   1,878
Unrealized depreciation....................................................     (4,652)
                                                                             ---------
Net Unrealized depreciation................................................  $  (2,774)
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of June 30, 1996.

           Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in
        *  effect at June 30, 1996.

CMO        Collateralized Mortgage Obligation

SEE NOTES TO FINANCIAL STATEMENTS.

----22

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                                CORPORATE BONDS (0.1%):
                      Bank, Finance & Insurance (0.1%):
 $     400   International Bank for Reconstruction and
               Development Medium Term Note, COLTS,
               7.65%, 2/28/97...........................  $     405
                                                          ---------
                                  Total Corporate Bonds         405
                                                          ---------
                      U.S. GOVERNMENT AGENCIES (82.7%):
                       Federal Farm Credit Bank (1.0%):
     5,000   6.88%, 5/1/00..............................      5,044
     2,000   7.95%, 4/1/02..............................      2,012
                         Federal Home Loan Bank (1.7%):
     2,000   9.25%, 11/25/98............................      2,129
     2,000   9.30%, 1/25/99.............................      2,132
     3,000   8.60%, 6/25/99(b)                                3,172
     5,000   6.27%, 1/14/04.............................      4,761
              Federal Home Loan Mortgage Corp. (36.2%):
     2,000   6.44%, 1/28/00.............................      1,990
    10,116   6.00%, 4/15/01, Gold Balloon, Pool
               #G50347..................................      9,898
     4,500   7.13%, 11/18/02............................      4,574
    25,000   6.11%, 1/17/03, Callable 1/17/00 @100......     23,922
     3,000   6.78%, 3/15/04.............................      2,919
     3,000   7.88%, 4/28/04.............................      3,002
     5,000   7.89%, 5/12/04.............................      5,004
     6,591   7.50%, 4/1/09, Gold Pool #E00315...........      6,626
    16,500   6.50%, 9/15/09, Series 1838, CMO...........     15,370
     5,701   8.50%, 1/1/10, Gold Pool # G10305..........      5,888
     4,855   6.50%, 1/1/11, Gold Pool #E00413...........      4,700
     9,932   6.50%, 4/1/11, Gold Pool #E00426...........      9,616
     4,966   6.50%, 4/1/11, Gold Pool #E20235...........      4,808
       413   9.00%, 10/1/17, Gold Pool #A00756..........        431
       283   9.00%, 4/1/18, Gold Pool #A01143...........        295
     4,501   7.25%, 4/15/18, Series 1254 - CMO..........      4,525
        38   9.00%, 8/1/20, Gold Pool #D38661...........         40
        77   9.00%, 10/1/20, Gold Pool #A01134..........         80
        83   9.00%, 1/1/21, Gold Pool #A00948...........         87
        62   9.00%, 4/1/21, Gold Pool #D04193...........         65
       137   9.00%, 6/1/21, Gold Pool #A01017...........        143
       149   9.00%, 7/1/21, Gold Pool #A01093...........        155
       165   9.00%, 9/1/21, Gold Pool #D32271...........        172
       143   9.00%, 11/1/21, Gold Pool #C00078..........        149
        54   9.00%, 11/1/21, Gold Pool #D11191..........         56
       138   9.00%, 11/1/21, Gold Pool #D11866..........        144
        77   9.00%, 5/1/22, Gold Pool #D19142...........         80
       271   9.00%, 5/1/22, Gold Pool #D19203...........        283
     7,519   10.00%, 10/15/23, Series 1591-E, CMO.......      8,133
    17,851   5.00%, 11/15/23, Series 1686, CMO..........     16,294
     5,712   8.50%, 5/1/24, Gold Pool #G00229...........      5,871
     5,223   8.50%, 7/1/24, Gold Pool #C00354...........      5,368
     8,584   7.50%, 9/1/24, Gold Pool #D56307...........      8,482
     8,028   8.00%, 11/1/24, Gold Pool #C00376..........      8,105
     3,030   7.50%, 5/1/25, Gold Pool #D59996...........      2,994
     5,920   7.50%, 6/1/25, Gold Pool #C80321...........      5,850

 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                   U.S. GOVERNMENT AGENCIES, CONTINUED:
           Federal Home Loan Mortgage Corp., continued:
 $   8,096   8.00%, 6/1/25, Gold Pool #D60690...........  $   8,174
     4,926   7.00%, 8/1/25, Gold Pool #C00418...........      4,744
     4,641   7.50%, 8/1/25, Gold Pool #C00414...........      4,586
     4,642   7.50%, 8/1/25, Gold Pool #C80334...........      4,587
     4,851   7.00%, 9/1/25, Gold Pool #D63303...........      4,672
     4,513   8.00%, 9/1/25, Gold Pool #D63705...........      4,556
     9,503   7.50%, 10/1/25, Gold Pool #C80349..........      9,390
     9,964   6.50%, 2/1/26, Gold Pool #D68098...........      9,342
    24,912   6.50%, 3/1/26, Gold Pool #G00453...........     23,355
    12,978   7.00%, 4/1/26, Gold Pool #D69810...........     12,499
    11,980   7.00%, 4/1/26, Gold Pool #D69811...........     11,538
              Federal National Mortgage Assoc. (28.9%):
     2,000   9.20%, 6/10/97.............................      2,059
     2,000   8.80%, 7/25/97.............................      2,059
     4,000   8.70%, 6/10/99.............................      4,244
     3,000   8.90%, 6/12/00.............................      3,233
    11,998   6.00%, 3/1/01, Pool #50983.................     11,559
     2,000   7.90%, 4/10/02.............................      2,006
       750   7.80%, 6/10/02.............................        752
     2,004   7.50%, 5/1/03..............................      2,025
     3,246   7.50%, 7/1/03..............................      3,281
     3,000   6.20%, 11/12/03............................      2,839
     2,820   8.05%, 5/20/04.............................      2,826
     5,000   7.86%, 5/25/04, Callable on 5/25/99 @100...      5,043
    15,000   7.16%, 5/11/05.............................     15,145
    10,000   5.88%, 2/2/06(b)...........................      9,230
     5,000   6.67%, 2/6/06, Callable on 2/6/98 @100.....      4,791
     4,994   7.00%, 4/1/08, Pool #211750................      4,932
     8,000   6.00%, 6/25/09, Pool #1994-86..............      7,176
     4,473   7.00%, 7/1/10..............................      4,418
     2,820   6.50%, 12/1/10.............................      2,728
    10,000   6.25%, 2/25/13, Pool #1993-2...............      9,953
     3,596   6.35%, 8/25/13.............................      3,380
     4,750   7.50%, 6/1/14, Pool #250081................      4,690
     3,747   7.50%, 7/1/14..............................      3,701
       184   10.00%, 10/1/16, Pool #70110...............        199
    10,000   10.00%, 9/1/17.............................     10,847
       611   10.00%, 10/1/19, Pool #231675..............        663
    10,000   7.00%, 5/25/20, Pool #1990-57..............      9,717
       341   10.00%, 7/1/20, Pool #050318...............        370
     5,584   6.50%, 5/25/21, Series 1992-205K, CMO......      5,241
     5,000   7.00%, 9/25/21, Series G92-64, CMO.........      4,906
       924   10.00%, 11/1/21, Pool #208372..............      1,002
       765   10.00%, 11/1/21, Pool #208374..............        829
     5,000   6.55%, 12/25/21, Pool #1993-137, CMO.......      4,770
    10,785   6.50%, 2/17/23, Series #G94-12, CMO........     10,130
     5,000   6.50%, 5/25/23.............................      4,756
     9,094   6.35%, 12/25/23, Pool #1994-43.............      8,298
     5,042   7.00%, 1/25/24, Pool #1994-62..............      4,706
     9,164   7.00%, 2/1/24, Pool #190257................      8,820
     4,541   7.50%, 5/1/25..............................      4,484

CONTINUED

                                                                          23----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                   U.S. GOVERNMENT AGENCIES, CONTINUED:
           Federal National Mortgage Assoc., continued:
 $   4,230   7.50%, 6/1/25..............................  $   4,177
     4,484   7.50%, 6/1/25..............................      4,428
     4,887   7.00%, 8/1/25, Pool #315500................      4,704
     3,985   7.50%, 9/1/25, Pool #322899................      3,935
       973   7.50%, 9/1/25, Pool #324749................        961
           Government National Mortgage Assoc. (11.5%):
         3   10.50%, 4/15/98, Pool #63591...............          4
        27   10.00%, 9/15/00, Pool #138814..............         29
        11   10.00%, 12/15/00, Pool #136214.............         12
         9   10.00%, 1/15/01, Pool #145144..............         10
        76   8.50%, 6/15/01, Pool #166491...............         79
         7   8.50%, 7/15/01, Pool #161977...............          7
       102   9.00%, 9/15/01, Pool #166928...............        107
        10   9.00%, 9/15/01, Pool #174330...............         10
        84   9.50%, 9/15/01, Pool #180786...............         89
       101   8.50%, 11/15/01, Pool #179383..............        105
        32   9.50%, 11/15/01, Pool #182995..............         34
        87   8.50%, 12/15/01, Pool #199837..............         91
       121   9.00%, 12/15/01, Pool #187723..............        127
        99   8.00%, 3/15/02, Pool #205933...............        101
       253   9.00%, 5/15/03, Pool #154134...............        265
       184   9.00%, 6/15/05, Pool #283904...............        193
        90   9.00%, 8/15/05, Pool #291836...............         95
        67   9.00%, 9/15/05, Pool #292898...............         70
        38   9.00%, 9/15/05, Pool #295227...............         40
        86   8.00%, 7/15/06, Pool #11337................         87
        39   7.50%, 7/15/07, Pool #17316................         38
        96   8.00%, 8/15/07, Pool #18539................         97
       104   8.00%, 8/15/07, Pool #18677................        105
       397   7.50%, 12/15/07, Pool #338189..............        400
        71   9.00%, 11/15/08, Pool #27932...............         75
       111   9.00%, 4/15/09, Pool #30352................        116
        26   9.00%, 5/15/09, Pool #32214................         27
        10   9.50%, 7/15/09, Pool #34487................         11
       157   9.50%, 9/15/09, Pool #34878................        168
        46   9.50%, 10/15/09, Pool #36804...............         50
        40   11.00%, 11/15/09, Pool #37615..............         45
         2   12.00%, 4/15/15, Pool #125262..............          2
        13   11.00%, 6/15/15, Pool #130125..............         14
        93   9.00%, 5/15/16, Pool #149877...............         98
       131   9.00%, 6/15/16, Pool #166130...............        137
       124   9.00%, 7/15/16, Pool #158921...............        130
        13   9.50%, 7/15/16, Pool #166772...............         14
       101   9.50%, 8/15/16, Pool #177531...............        108
       167   9.00%, 9/15/16, Pool #179044...............        175
        28   9.50%, 1/15/17, Pool #185619...............         30
       352   9.00%, 2/15/17, Pool #195058...............        369
       284   9.00%, 6/15/17, Pool #219079...............        297
        29   9.00%, 8/15/17, Pool #225285...............         30
        81   9.50%, 8/15/17, Pool #218841...............         87
        44   9.50%, 8/15/17, Pool #224015...............         47
       120   9.00%, 6/15/18, Pool #238161...............        125

 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                   U.S. GOVERNMENT AGENCIES, CONTINUED:
        Government National Mortgage Assoc., continued:
 $      98   9.50%, 8/15/18, Pool #248390...............  $     105
        33   9.00%, 10/15/18, Pool #253188..............         35
       167   9.50%, 12/15/18, Pool #263400..............        179
         5   9.00%, 10/15/19, Pool #267676..............          5
        67   9.00%, 11/15/19, Pool #162768..............         70
        76   9.00%, 1/15/20, Pool #283138...............         79
        86   9.00%, 2/15/20, Pool #276157...............         90
       126   9.00%, 3/15/20, Pool #285283...............        132
        92   9.50%, 9/15/20, Pool #292918...............         99
       102   9.50%, 12/15/20, Pool #291865..............        109
       345   9.00%, 6/15/21, Pool #307120...............        361
        43   7.50%, 2/15/22, Pool #324025...............         42
       688   8.00%, 7/15/22, Pool #321560...............        694
       829   7.50%, 8/15/22, Pool #337141...............        818
        40   7.00%, 10/15/22, Pool #337175..............         38
       231   7.00%, 11/15/22, Pool #323008..............        222
        43   7.00%, 12/15/22, Pool #339969..............         41
       264   7.00%, 1/15/23, Pool #346214...............        254
        43   7.00%, 1/15/23, Pool #321675...............         42
       501   7.00%, 1/15/23, Pool #332022...............        481
       390   7.00%, 1/15/23, Pool #341536...............        374
       472   7.00%, 1/15/23, Pool #342248...............        453
        52   7.00%, 3/15/23, Pool #350110...............         50
       347   6.50%, 5/15/23, Pool #343208...............        324
       860   7.00%, 5/15/23, Pool #346572...............        826
       814   7.00%, 5/15/23, Pool #351041...............        781
       680   7.00%, 5/15/23, Pool #221604...............        653
        68   7.00%, 5/15/23, Pool #338005...............         65
       751   7.00%, 5/15/23, Pool #342348...............        720
        99   6.50%, 6/15/23, Pool #346624...............         92
       444   6.50%, 6/15/23, Pool #348677...............        414
        60   6.50%, 6/15/23, Pool #349788...............         56
        63   6.50%, 6/15/23, Pool #358250...............         58
       273   6.50%, 7/15/23, Pool #322200...............        254
       912   7.00%, 7/15/23, Pool #346673...............        875
        26   7.00%, 7/15/23, Pool #350709...............         25
       368   7.00%, 7/15/23, Pool #353569...............        353
        36   7.00%, 7/15/23, Pool #354538...............         34
       223   7.00%, 7/15/23, Pool #357782...............        214
       523   7.00%, 7/15/23, Pool #358382...............        502
       603   7.00%, 7/15/23, Pool #360697...............        578
       528   7.00%, 7/15/23, Pool #360889...............        507
       869   7.00%, 7/15/23, Pool #362982...............        834
       272   7.00%, 7/15/23, Pool #325977...............        261
       343   6.50%, 8/15/23.............................        320
       456   6.50%, 8/15/23, Pool #353137...............        425
       185   6.50%, 8/15/23, Pool #360713...............        172
       319   6.50%, 8/15/23, Pool #360738...............        297
       713   6.50%, 8/15/23, Pool #356717...............        664
       258   6.50%, 8/15/23, Pool #359027...............        241
       798   6.50%, 9/15/23, Pool #345375...............        743
        56   6.50%, 9/15/23, Pool #339041...............         53

CONTINUED

----24

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                   U.S. GOVERNMENT AGENCIES, CONTINUED:
        Government National Mortgage Assoc., continued:
 $     424   6.00%, 10/15/23, Pool #345389..............  $     384
       466   6.00%, 10/15/23, Pool #364717..............        421
        35   6.00%, 10/15/23, Pool #370006..............         31
       231   6.50%, 10/15/23, Pool #345391..............        215
     4,277   8.00%, 10/15/23, Pool #354681..............      4,317
       686   6.50%, 11/15/23, Pool #369356..............        639
        22   6.50%, 11/15/23, Pool #370927..............         21
       153   6.50%, 12/15/23, Pool #346944..............        142
       991   6.50%, 12/15/23, Pool #349265..............        923
       143   6.50%, 12/15/23, Pool #365740..............        133
       696   6.50%, 12/15/23, Pool #369830..............        648
        37   6.50%, 12/15/23, Pool #370289..............         34
       836   6.50%, 1/15/24, Pool #379127...............        779
     1,267   6.50%, 2/15/24, Pool #362341...............      1,180
    23,438   6.50%, 2/15/24, pool #354747...............     21,834
       332   6.50%, 2/15/24, Pool #370338...............        309
       414   6.50%, 2/15/24, Pool #371999...............        385
       180   6.50%, 2/15/24, Pool #380818...............        168
       381   6.50%, 2/15/24, Pool #389200...............        355
       653   7.50%, 6/15/24, Pool #388747...............        644
        96   7.50%, 6/15/24, Pool #389827...............         95
       440   8.00%, 9/15/24, Pool #393908...............        444
     4,246   8.00%, 9/15/24, Pool #403212...............      4,286
     4,993   7.50%, 3/15/26, Pool #422308...............      4,924
    12,873   8.00%, 5/15/26.............................     12,994
      7127   8.00%, 5/15/26.............................      7,193
                     Tennessee Valley Authority (3.4%):
    25,000   6.24%, 7/15/45, Putable on 7/15/01 @ 100...     24,438
                                                          ---------
                         Total U.S. Government Agencies     601,225
                                                          ---------
                 U.S. GOVERNMENT AGENCY--STRIPS (0.1%):
     5,000   Resolution Funding Corporation Principal
               Strip, 4/15/30...........................        473
                                                          ---------
                   Total U.S. Government Agency--Strips         473
                                                          ---------

 PRINCIPAL                                                 MARKET
  AMOUNT                SECURITY DESCRIPTION                VALUE
-----------  -------------------------------------------  ---------
                            U.S. TREASURY BONDS (8.1%):
 $   8,000   8.25%, 5/15/05(b)..........................  $   8,421
    10,000   8.38%, 8/15/08(b)..........................     10,971
    20,000   7.50%, 11/15/16(b).........................     21,030
     1,500   8.88%, 8/15/17(b)..........................      1,802
    15,000   8.13%, 8/15/19(b)..........................     16,843
                                                          ---------
                              Total U.S. Treasury Bonds      59,067
                                                          ---------
                            U.S. TREASURY NOTES (6.5%):
    10,000   9.00%, 5/15/98(b)..........................     10,508
     8,000   8.25%, 7/15/98(b)..........................      8,323
     2,800   8.88%, 11/15/98(b).........................      2,963
     3,400   8.88%, 2/15/99(b)..........................      3,613
     4,000   9.13%, 5/15/99(b)..........................      4,293
     2,600   6.38%, 7/15/99.............................      2,608
    14,500   7.50%, 5/15/02(b)..........................     15,197
                                                          ---------
                              Total U.S. Treasury Notes      47,505
                                                          ---------
                           U.S. TREASURY STRIPS (0.5%):
     5,000   8/15/02(b).................................      3,370
                                                          ---------
                             Total U.S. Treasury Strips       3,370
                                                          ---------
                            Total Investments, at value     712,045
                                                          ---------
                          REPURCHASE AGREEMENTS (2.4%):
    17,114   Lehman Brothers Inc., 5.51%, 7/1/96,
               (collateralized by $18,225 various U.S.
               Government Securities, 5.75% - 6.70%,
               2/2/01 - 9/26/03, market value -
               $17,458).................................     17,114
                                                          ---------
                            Total Repurchase Agreements      17,114
                                                          ---------
                             Total (Cost--$733,350) (a)   $ 729,159
                                                          ---------
                                                          ---------

------------

Percentages indicated are based on net assets of $726,908.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

Unrealized appreciation....................................................  $   8,566
Unrealized depreciation....................................................    (12,757)
                                                                             ---------
Net unrealized depreciation................................................  $  (4,191)
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of June 30, 1996.

COLTS      Continuously Offered Long-Term Securities
CMO        Collateralized Mortgage Obligation

At June 30, 1996, the Portfolio's open futures contracts were as follows:

                                                                           OPENING      CURRENT
   # OF                                                                   POSITIONS     MARKET
CONTRACTS                          CONTRACT TYPE                            (000)     VALUE (000)
----------  -----------------------------------------------------------  -----------  -----------
            SHORT CONTRACTS
   200      U.S. Treasury 20 Year Bond, September 1996.................   $  21,219    $  21,906

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          25----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INCOME BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
                        ASSET BACKED SECURITIES (11.9%):
 $   5,000   Advanta Corp., 6.98%, 10/3/96...............  $   5,017
     7,500   Advanta Mortgage Loan Trust, Series 1995-1,
               8.32%, 12/25/19...........................      7,748
     6,453   Aircraft Lease Portfolio Securitization
               Ltd., Series 94-1, Class A2, 7.15%,
               9/15/04...................................      6,442
     5,000   Federal Express, 7.85%, 6/1/08..............      5,050
     4,680   NAL 96, 7.10%, 3/15/01, Private Placement,
               Class A, 144A.............................      4,667
     7,705   Northwest Air, Series 2, Class A, 9.25%,
               6/21/14...................................      8,537
     4,815   Northwest Air Trust, 10.23%, 6/21/14........      5,493
     3,534   Olympic Automobile Receivables Trust, Series
               1994-A, Class A, 5.65%, 1/15/01...........      3,515
    17,000   Standard Credit Card Trust, Series 90-3,
               Class A, 9.50%, 7/10/98...................     17,644
                                                           ---------
                           Total Asset Backed Securities      64,113
                                                           ---------
                                CORPORATE BONDS (50.7%):
                   Banking, Finance & Insurance (20.5%):
     5,000   Associates Corp., 8.34%, 11/25/99...........      5,250
     6,000   Associates Corp., 8.15%, 8/1/09.............      6,465
     2,000   Avalon Properties, 7.38%, 9/15/02...........      1,958
     5,000   BankAmerica Corp., 9.50%, 4/1/01............      5,500
     5,000   Bear Stearns Co., 9.13%, 4/15/98............      5,206
     5,000   Bear Stearns Co., 8.25%, 2/1/02.............      5,256
     5,000   Financiera Energy, 9.38%, 6/15/06, 144A.....      5,057
     2,000   Fleet/Norstar Group, 8.13%, 7/1/04..........      2,097
     1,500   Ford Motor Credit Corp., 6.38%, 10/6/00.....      1,476
     8,000   General Motors Acceptance Corp., 7.00%,
               3/1/00....................................      8,060
    10,000   Lehman Brothers Holdings, 8.88%, 3/1/02.....     10,724
     5,000   Lehman Brothers Holdings, 8.80%, 3/1/15.....      5,506
     5,000   Lehman Brothers Inc., 11.63%, 5/15/05.......      6,275
     6,000   Massachusetts Mutual Life, 7.50%, 3/1/24,
               144A......................................      5,595
     4,750   Meditrust, 7.77%, 8/16/02...................      4,726
     5,000   Midland Bank PLC, 7.63%, 6/15/06 (b)........      5,063
     6,000   Morgan Stanley, 6.13%, 10/1/03..............      5,670
     5,000   Principal Mutual, 7.88%, 3/1/24.............      4,694
     5,000   Spieker Properties, 6.65%, 12/15/00.........      4,825
     8,000   Taubman Realty Group, 7.00%, 10/1/03........      7,660
     3,000   Wellsford Residential Property, 7.25%,
               8/15/00...................................      2,974
                                                           ---------
                                                             110,037
                                                           ---------
                                     Industrial (11.1%):
     3,000   Boise Cascade Co., 9.45%, 11/01/09..........      3,390
     2,000   CSX Corp., 8.25%, 11/1/96...................      2,015
     5,000   Consolidated Freightways, 9.13%, 8/15/99....      5,225
    10,000   General Motors Corp., 9.13%, 7/15/01........     10,888
     5,000   Lockheed Corp., 5.65%, 4/1/97...............      4,987
     5,000   Marriott International, 6.75%, 12/1/09......      4,581
     6,300   McDonnell Douglas, 8.63%, 4/1/97............      6,418

 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
                             CORPORATE BONDS, CONTINUED:
                                  Industrial, continued:
 $   5,000   Newmont Gold Co., 8.91%, 1/5/09.............  $   5,312
     5,000   Penske Truck Leasing, 8.25%, 11/1/99........      5,250
     6,000   Sun Co., Inc., 8.13%, 11/1/99...............      6,225
     5,000   Tenneco, Inc., 10.00%, 8/1/98...............      5,331
                                                           ---------
                                                              59,622
                                                           ---------
                                       Utilities (2.2%):
     3,991   Salton Sea Funding Corp., 6.69%, 5/30/00....      3,996
     5,000   NRG Energy Corp., 7.63%, 2/1/06, 144A.......      4,694
     3,000   Transcont Gas, 9.00%, 11/15/96..............      3,034
                                                           ---------
                                                              11,724
                                                           ---------
                            Yankee & Eurodollar (16.9%):
     5,000   BCH Cayman Islands, 8.25%, 6/15/04..........      5,187
     5,000   Bangkok Bank Public Co. Ltd., 7.25%,
               9/15/05, 144A.............................      4,819
     5,000   Canadian National Railway, 7.00%, 3/15/04...      4,894
     5,000   Celulosa Arauco, 6.75%, 12/15/03............      4,713
     9,170   Centragas, Series 144A, 10.65%, 12/1/10.....      9,583
     5,000   China International Trust & Investing,
               9.00%, 10/15/06...........................      5,300
     6,000   Honam Oil Refinery Co., 7.13%, 10/15/05,
               144A......................................      5,738
     5,000   Macmillan Bloedel Ltd., 6.75%, 2/15/06......      4,675
     3,500   MEPC Finance Inc., 7.50%, 5/1/03............      3,522
     5,000   Oslo Seismic Service, 8.28%, 6/1/11, 144A...      5,044
     6,000   Peoples Republic of China, 7.38%, 7/3/01....      5,974
     5,000   Pohang Iron & Steel Co., 7.38%, 5/15/05.....      4,938
     5,000   Province of Quebec, 6.50%, 1/17/06..........      4,706
     5,000   Security Pacific Corp., 11.00%, 3/1/01......      5,788
     5,000   Kansalis-Osake Pankki, 9.75%, 12/15/98......      5,350
     5,000   Scotland International Finance, 8.80%,
               1/27/04, 144A.............................      5,413
     5,000   Tenaga Nasional Berhad, 7.88%, 6/15/04,
               144A......................................      5,169
                                                           ---------
                                                              90,813
                                                           ---------
                                   Total Corporate Bonds     272,196
                                                           ---------
                OTHER MORTGAGE BACKED SECURITIES (0.9%):
     5,813   Chase Manhattan Finance Corp., 6.25%,
               12/15/09 Series 93-D, Class A2............      4,890
                                                           ---------
                  Total Other Mortgage Backed Securities       4,890
                                                           ---------
                       U.S. GOVERNMENT AGENCIES (20.3%):
                                 Federal Home Loan Bank:
    10,000   7.10%, 3/16/98..............................     10,130
                       Federal Home Loan Mortgage Corp.:
     5,000   7.13%, 7/21/99..............................      5,096
     5,069   7.00%, 6/1/09, Gold Pool #E00313............      5,005
     8,973   7.00%, 5/1/11, Gold Pool #E00434............      8,861
     9,953   7.50%, 5/1/11...............................     10,005
     7,976   7.00%, 6/1/11...............................      7,876

CONTINUED

----26

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INCOME BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
                    U.S. GOVERNMENT AGENCIES, CONTINUED:
           Federal Home Loan Mortgage Corp.:, continued:
 $   4,929   7.00%, 2/01/11..............................  $   4,868
     1,340   7.50%, 6/1/24, Pool #C80161.................      1,324
    17,480   7.00%, 9/1/24, Pool #G00271.................     16,836
     7,740   7.50%, 10/1/24..............................      7,648
                       Federal National Mortgage Assoc.:
    17,618   8.00%, 12/1/09, Pool #250168................     17,987
    13,658   7.50%, 9/1/25, Pool #324179.................     13,488
                                                           ---------
                          Total U.S. Government Agencies     109,124
                                                           ---------
                            U.S. TREASURY BONDS (10.4%):
     3,250   13.38%, 8/15/01 (b).........................      4,221
     9,500   11.88%, 11/15/03 (b)........................     12,374
     4,000   10.75%, 8/15/05 (b).........................      5,085
    28,000   9.00%, 11/15/18.............................     34,170
                                                           ---------
                               Total U.S. Treasury Bonds      55,850
                                                           ---------

 PRINCIPAL                                                  MARKET
  AMOUNT                 SECURITY DESCRIPTION                VALUE
-----------  --------------------------------------------  ---------
                             U.S. TREASURY NOTES (4.3%):
 $   5,000   7.25%, 8/15/04 (b)..........................  $   5,182
     5,000   7.50%, 2/15/05 (b)..........................      5,262
    13,000   5.88%, 6/30/00 (b)..........................     12,753
                                                           ---------
                               Total U.S. Treasury Notes      23,197
                                                           ---------
                              Total Investment, at value     529,370
                                                           ---------
                           REPURCHASE AGREEMENTS (1.6%):
     8,346   Lehman Brothers, 5.51%, 7/1/96,
               (collateralized by $8,820 Federal Home
               Loan Bank, 7.22%, 11/8/05, market value
               $8,514)                                         8,346
                                                           ---------
                             Total Repurchase Agreements       8,346
                                                           ---------
Total (Cost--$523,732)(a)                                  $ 537,716
                                                           ---------
                                                           ---------

------------

Percentages indicated are based on net assets of $536,476.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows

Unrealized appreciation....................................................  $  16,145
Unrealized depreciation....................................................     (2,161)
                                                                             ---------
Net unrealized appreciation................................................  $  13,984
                                                                             ---------
                                                                             ---------

      (b)  A portion of this security was loaned as of June 30, 1996.

At June 30, 1996, the Portfolio's open futures contracts were as follows:

                                                                            OPEN        CURRENT
   # OF                                                                   POSITIONS     MARKET
CONTRACTS                          CONTRACT TYPE                            (000)     VALUE (000)
----------  -----------------------------------------------------------  -----------  -----------
            SHORT CONTRACTS
   200      U.S. Treasury 20 Year Bond, September 1996.................   $  21,252    $  21,906

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          27----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1996

                                                         (Amounts in Thousands, except per share amounts)

                                                                  LIMITED
                                                GOVERNMENT    VOLATILITY BOND  INTERMEDIATE GOVERNMENT     INCOME
                                                 ARM FUND          FUND         BOND FUND    BOND FUND    BOND FUND
                                               -------------  ---------------  -----------  -----------  -----------
ASSETS:
Investments, at value........................    $  56,934       $ 626,507      $ 242,410    $ 712,045    $ 529,370
Repurchase agreements, at cost...............        8,607           4,436          3,241       17,114        8,346
                                               -------------  ---------------  -----------  -----------  -----------
Total (cost $66,003; $631,998; $248,425;
  $733,350; $523,732, respectively)..........       65,541         630,943        245,651      729,159      537,716
Interest receivable..........................          361           8,259          3,451        7,521        8,104
Receivable from brokers for investments
  sold.......................................          372             209          5,139           --           --
Receivable for capital shares issued.........           24             168            594          309          387
Receivable from advisor......................           29             147             60           --           87
Deferred organization costs..................            8              --             --            5           --
                                               -------------  ---------------  -----------  -----------  -----------
    Total Assets.............................       66,335         639,726        254,895      736,994      546,294
                                               -------------  ---------------  -----------  -----------  -----------
LIABILITIES:.................................
Cash overdrafts..............................           23             138            517          238          160
Dividends payable............................          312           2,955          1,325        3,870        3,016
Payable to brokers for investments
  purchased..................................        3,484           4,978          1,991        5,289        5,974
Payable for capital shares redeemed..........            1               2              1            1            1
Net variation margin on futures contracts....           15              --             --          223          213
Accrued expenses and other payables:
  Investment advisory fees...................           28             294            121          268          261
  Administration fees........................            8              81             33           99           72
  12b-1 fees (Class A).......................            1               4              3            8            2
  12b-1 fees (Class B).......................            1               4              4            8            4
  Other......................................           73              88            305           82          115
                                               -------------  ---------------  -----------  -----------  -----------
    Total Liabilities........................        3,946           8,544          4,300       10,086        9,818
                                               -------------  ---------------  -----------  -----------  -----------

NET ASSETS:
Capital......................................       66,978         639,183        257,643      752,154      577,283
Undistributed (distributions in excess of)
  net investment income......................         (313)           (121)            94         (325)         396
Accumulated undistributed net realized losses
  from investment and futures transactions...       (3,772)         (6,825)        (4,368)     (20,043)     (54,533)
Net unrealized appreciation (depreciation)
  from investments and futures...............         (504)          1,055         (2,774)      (4,878)      13,330
                                               -------------  ---------------  -----------  -----------  -----------
Net Assets...................................    $  62,389       $ 631,182      $ 250,595    $ 726,908    $ 536,476
                                               -------------  ---------------  -----------  -----------  -----------
                                               -------------  ---------------  -----------  -----------  -----------
Net Assets...................................
  Fiduciary..................................    $  57,276       $ 604,916      $ 230,812    $ 677,326    $ 520,239
  Class A....................................        3,969          21,343         13,706       38,800       10,127
  Class B....................................        1,144           4,923          6,077       10,782        6,110
                                               -------------  ---------------  -----------  -----------  -----------
                                                 $  62,389       $ 631,182      $ 250,595    $ 726,908    $ 536,476
                                               -------------  ---------------  -----------  -----------  -----------
                                               -------------  ---------------  -----------  -----------  -----------
Outstanding units of beneficial interest
  (shares)...................................
  Fiduciary..................................        5,853          58,043         23,457       70,842       55,786
  Class A....................................          406           2,050          1,389        4,056        1,087
  Class B....................................          117             469            618        1,128          650
                                               -------------  ---------------  -----------  -----------  -----------
    Total....................................        6,376          60,562         25,464       76,026       57,523
                                               -------------  ---------------  -----------  -----------  -----------
                                               -------------  ---------------  -----------  -----------  -----------
Net asset value
  Fiduciary--offering and redemption price
    per share................................  $      9.79    $      10.42     $     9.84   $     9.56   $     9.33
                                               -------------  ---------------  -----------  -----------  -----------
                                               -------------  ---------------  -----------  -----------  -----------
  Class A--redemption price per share........  $      9.78    $      10.41     $     9.87   $     9.57   $     9.32
                                               -------------  ---------------  -----------  -----------  -----------
                                               -------------  ---------------  -----------  -----------  -----------
  Class A--maximum sales charge..............         3.00  %         3.00   %       4.50 %       4.50 %       4.50 %
                                               -------------  ---------------  -----------  -----------  -----------
                                               -------------  ---------------  -----------  -----------  -----------
  Class A maximum offering price
    (100%/(100%-- maximum sales charge) of
    net asset value adjusted to nearest cent)
    per share................................  $     10.08    $      10.73     $    10.34   $    10.02   $     9.76
                                               -------------  ---------------  -----------  -----------  -----------
                                               -------------  ---------------  -----------  -----------  -----------
  Class B--offering price per share (a)......  $      9.76    $      10.49     $     9.83   $     9.56   $     9.40
                                               -------------  ---------------  -----------  -----------  -----------
                                               -------------  ---------------  -----------  -----------  -----------

------------

      (a)  Redemption price per Class B share varies based on length of time shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

----28

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1996

                                                                 (Amounts in Thousands)

                                                                  LIMITED      INTERMEDIATE
                                                GOVERNMENT    VOLATILITY BOND      BOND       GOVERNMENT     INCOME
                                                 ARM FUND          FUND            FUND        BOND FUND    BOND FUND
                                               -------------  ---------------  -------------  -----------  -----------
INVESTMENT INCOME:
Interest income..............................    $   3,423       $  30,286       $  16,008     $  34,941    $  37,285
Dividend income..............................           --              62                            25           --
Income from securities lending...............           --             120              91           178           91
                                                    ------         -------     -------------  -----------  -----------
Total Income.................................        3,423          30,468          16,099        35,144       37,376
                                                    ------         -------     -------------  -----------  -----------
EXPENSES:
Investment advisory fees.....................          283           2,781           1,359         2,253        3,053
Administration fees..........................           86             774             378           835          850
12b-1 fees (Class A).........................            8              53              34            63           29
12b-1 fees (Class B).........................            3              34              25            60           36
Custodian and accounting fees................           27              57              59            94           39
Legal and audit fees.........................           16              55              36            71           56
Organization costs...........................            5               3              --             3           --
Trustees' fees and expenses..................            2               8               5            11            8
Transfer agent fees..........................           74              85              65           106           61
Registration and filing fees.................           35              32              54            79           21
Printing costs...............................            8              30              24            51           36
Other........................................           12               8               3             8            6
                                                    ------         -------     -------------  -----------  -----------
Total expenses before
  waivers/reimbursements.....................          559           3,920           2,042         3,634        4,195
Less waivers/reimbursements..................         (316)         (1,470)           (760)         (113)      (1,148)
                                                    ------         -------     -------------  -----------  -----------
    Net Expenses.............................          243           2,450           1,282         3,521        3,047
                                                    ------         -------     -------------  -----------  -----------
Net Investment Income........................        3,180          28,018          14,817        31,623       34,329
                                                    ------         -------     -------------  -----------  -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investment
  and futures transactions...................         (594)          1,885           1,421        (2,769)      (1,361)
Net change in unrealized appreciation
  (depreciation) from investments and
  futures....................................          150          (6,631)         (5,722)      (15,409)     (11,155)
                                                    ------         -------     -------------  -----------  -----------
Net realized/unrealized losses from
  investments and futures....................         (444)         (4,746)         (4,301)      (18,178)     (12,516)
                                                    ------         -------     -------------  -----------  -----------
Change in net assets resulting from
  operations.................................    $   2,736          23,272          10,516     $  13,445    $  21,813
                                                    ------         -------     -------------  -----------  -----------
                                                    ------         -------     -------------  -----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          29----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                JUNE 30, 1996

                                                                       (Amounts in Thousands)

                                                     GOVERNMENT              LIMITED               INTERMEDIATE
                                                      ARM FUND         VOLATILITY BOND FUND         BOND FUND
                                               ----------------------  --------------------  ------------------------

                                                              YEAR       YEAR       YEAR
                                               YEAR ENDED     ENDED      ENDED      ENDED    YEAR ENDED   YEAR ENDED
                                                JUNE 30,    JUNE 30,   JUNE 30,   JUNE 30,    JUNE 30,     JUNE 30,
                                                  1996        1995       1996       1995        1996         1995
                                               -----------  ---------  ---------  ---------  -----------  -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income....................   $   3,180   $   4,538  $  28,018  $  24,649   $  14,817    $   9,509
    Net realized gains (losses) from
      investment and futures transactions....        (594)     (2,023)     1,885     (7,605)      1,421       (4,330)
    Net change in unrealized appreciation
      (depreciation) from investments and
      futures................................         150       1,410     (6,631)    14,800      (5,722)       7,307
                                               -----------  ---------  ---------  ---------  -----------  -----------
Change in net assets resulting from
   operations................................       2,736       3,925     23,272     31,844      10,516       12,486
                                               -----------  ---------  ---------  ---------  -----------  -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income...............      (2,924)     (3,574)   (26,964)   (23,512)    (14,065)      (9,373)
    In excess of net investment income.......          --        (222)        --       (107)         --           --
    Tax return of capital....................         (26)         --         --         --          --           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...............        (129)       (554)      (878)      (732)       (607)        (136)
    In excess of net investment income.......          --         (12)        --        (16)         --           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income...............         (24)         (5)      (175)      (121)       (144)          (1)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
    From net investment income...............          --          --         --         (3)         --           --
                                               -----------  ---------  ---------  ---------  -----------  -----------
Change in net assets from shareholder
   distributions.............................      (3,103)     (4,367)   (28,017)   (24,491)    (14,816)      (9,510)
                                               -----------  ---------  ---------  ---------  -----------  -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued..............      38,704      35,084    325,572    157,468     121,175      126,318
    Proceeds from shares issued in connection
      with acquisition.......................          --          --    123,673         --          --       39,916
    Dividends reinvested.....................       1,028       1,806      8,797      8,292       3,437        2,748
    Cost of shares redeemed..................     (32,817)   (139,268)  (248,283)  (211,545)    (66,140)     (74,018)
                                               -----------  ---------  ---------  ---------  -----------  -----------
Change in net assets from share
   transactions..............................       6,915    (102,378)   209,759    (45,785)     58,472       94,964
                                               -----------  ---------  ---------  ---------  -----------  -----------
Change in net assets.........................       6,548    (102,820)   205,014    (38,432)     54,172       97,940
NET ASSETS:
    Beginning of period......................      55,841     158,661    426,168    464,600     196,423       98,483
                                               -----------  ---------  ---------  ---------  -----------  -----------
    End of period............................   $  62,389   $  55,841  $ 631,182  $ 426,168   $ 250,595    $ 196,423
                                               -----------  ---------  ---------  ---------  -----------  -----------
                                               -----------  ---------  ---------  ---------  -----------  -----------
SHARE TRANSACTIONS:
    Issued...................................       3,934       3,568     31,111     15,271      12,114       12,678
    Issued in connection with acquisition....          --          --     11,748         --          --        4,204
    Reinvested...............................         105         183        834        803         343          282
    Redeemed.................................      (3,338)    (14,185)   (23,593)   (20,592)     (6,607)      (7,677)
                                               -----------  ---------  ---------  ---------  -----------  -----------
Change in shares.............................         701     (10,434)    20,100     (4,518)      5,850        9,487
                                               -----------  ---------  ---------  ---------  -----------  -----------
                                               -----------  ---------  ---------  ---------  -----------  -----------
Undistributed (distributions in excess of)
   net investment income included in net
   assets:
    End of period............................   $    (313)  $    (236) $    (121) $    (122)  $      94    $     116
                                               -----------  ---------  ---------  ---------  -----------  -----------
                                               -----------  ---------  ---------  ---------  -----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

----30

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                JUNE 30, 1996

                                                                                  (Amounts in Thousands)

                                                                             GOVERNMENT              INCOME
                                                                             BOND FUND             BOND FUND
                                                                        --------------------  --------------------

                                                                          YEAR       YEAR       YEAR       YEAR
                                                                          ENDED      ENDED      ENDED      ENDED
                                                                        JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,
                                                                          1996       1995       1996       1995
                                                                        ---------  ---------  ---------  ---------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.............................................  $  31,623  $  19,067  $  34,329  $  34,411
    Net realized gains (losses) from investment and futures
      transactions....................................................     (2,769)    (7,094)    (1,361)   (53,134)
    Net change in unrealized appreciation (depreciation) from
      investments and futures.........................................    (15,409)    16,133    (11,155)    68,445
                                                                        ---------  ---------  ---------  ---------
Change in net assets resulting from operations........................     13,445     28,106     21,813     49,722
                                                                        ---------  ---------  ---------  ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income........................................    (30,195)   (18,433)   (33,573)   (33,925)
    In excess of net investment income................................         --       (300)        --        (61)
    In excess of net realized gains from investment transactions......         --         --         --     (2,306)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........................................     (1,103)      (247)      (545)      (338)
    In excess of net investment income................................         --         (4)        --        (11)
    In excess of net realized gains from investment transactions......         --         --         --        (24)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........................................       (324)       (76)      (211)       (73)
    In excess of net realized gains from investment transactions......         --         --         --         (5)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
    From net investment income........................................         --         --         --        (11)
    In excess of net realized gains from investment transactions......         --         --         --         (1)
                                                                        ---------  ---------  ---------  ---------
Change in net assets from shareholder distributions...................    (31,622)   (19,060)   (34,329)   (36,755)
                                                                        ---------  ---------  ---------  ---------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......................................    451,887    175,681    166,169    147,583
    Proceeds from shares issued in connection with acquisition........    301,865     96,760         --         --
    Dividends reinvested..............................................      8,081      7,435     13,106     17,360
    Cost of shares redeemed...........................................   (407,217)  (110,491)  (113,090)  (261,301)
                                                                        ---------  ---------  ---------  ---------
Change in net assets from share transactions..........................    354,616    169,385     66,185    (96,358)
                                                                        ---------  ---------  ---------  ---------
Change in net assets..................................................    336,439    178,431     53,669    (83,391)
NET ASSETS:
    Beginning of period...............................................    390,469    212,038    482,807    566,198
                                                                        ---------  ---------  ---------  ---------
    End of period.....................................................  $ 726,908  $ 390,469  $ 536,476  $ 482,807
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------
SHARE TRANSACTIONS:
    Issued............................................................     45,897     17,640     17,425     16,030
    Issued in connection with acquisition.............................     30,887     10,564         --         --
    Reinvested........................................................        821        789      1,371      1,893
    Redeemed..........................................................    (41,383)   (11,871)   (11,865)   (28,705)
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------
Change in shares......................................................     36,222     17,122      6,931    (10,782)
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------
Undistributed (distributions in excess of) net investment income included in net assets:
    End of period.....................................................  $    (325) $    (302) $     396  $     (71)
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          31----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1996

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently consists of twenty-six active funds. The accompanying financial statements and financial highlights are those of the Government ARM Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund and the Income Bond Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund.

   The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. Results of operations, changes in net assets and financial highlights for periods prior to the Reorganization March 25, 1996, are presented for funds of The One Group only.

   The Government ARM Fund will be renamed the Ultra Short-Term Income Fund effective September 1, 1996.

   The Funds' investment objectives are as follows:

FUND                              OBJECTIVE
--------------------------------  ----------------------------------------------------------------
Government ARM Fund               A high level of current income consistent with low volatility of principal.
Limited Volatility Bond Fund      Current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities.
Intermediate Bond Fund            Current income consistent with the preservation of capital through investment in high and medium-grade fixed-income
                                  securities with intermediate maturities.
Government Bond Fund              A high level of current income with liquidity and safety of principal.
Income Bond Fund                  Current income by investing in a portfolio of high and
                                  medium-grade fixed-income securities.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60

CONTINUED

----32

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

     days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the investment adviser under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

     WRITTEN OPTIONS

     The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     MORTGAGE ROLLS

     The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income, for the difference between the current sales price and the lower forward price for the future purchase.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government

CONTINUED

                                                                          33----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

     Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1996, the following Funds had securities with the following market values on loan:

                                                                                      MARKET VALUE
                                                                                       OF LOANED
                                                                                       SECURITIES
                                                                                     --------------
Limited Volatility Bond Fund.......................................................  $   97,087,522
Intermediate Bond Fund.............................................................      65,589,541
Government Bond Fund...............................................................     115,339,591
Income Bond Fund...................................................................      40,252,844

     The loaned securities were fully collateralized by cash and U.S. Government securities as of June 30, 1996.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, have been reclassified to additional paid-in capital.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line

CONTINUED

----34

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

     method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund, have been allocated among the funds of the Trust pro-rata, based on the relative net assets of each fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  SHARES OF BENEFICIAL INTEREST:

    The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through thirty-two series and four classes:
    Fiduciary, Class A, Class B and Service. During the year ended June 30, 1995, Service Shares transferred to Class A Shares. As of June 30, 1996 there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the years ended June 30, 1996 and June 30, 1995:

CONTINUED

                                                                          35----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

                                                                            (Amounts in Thousands)

                                                     GOVERNMENT ARM FUND     LIMITED VOLATILITY
                                                                                 BOND FUND         INTERMEDIATE BOND FUND
                                                    ----------------------  --------------------
                                                                   YEAR       YEAR       YEAR     ------------------------
                                                    YEAR ENDED     ENDED      ENDED      ENDED    YEAR ENDED   YEAR ENDED
                                                     JUNE 30,    JUNE 30,   JUNE 30,   JUNE 30,    JUNE 30,     JUNE 30,
                                                       1996        1995       1996       1995        1996         1995
                                                    -----------  ---------  ---------  ---------  -----------  -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.....................   $  35,008   $  34,868  $ 196,323  $ 152,849   $ 102,645    $ 125,119
  Proceeds from shares issued in connection with
    acquisition...................................          --          --    115,134         --          --       35,113
  Dividends reinvested............................         923       1,732      8,093      7,661       2,976        2,663
  Cost of shares redeemed.........................     (29,367)   (124,793)  (129,046)  (204,209)    (62,091)     (73,001)
                                                    -----------  ---------  ---------  ---------  -----------  -----------
  Change in net assets from Fiduciary Share
    transactions..................................   $   6,564   $ (88,193) $ 190,504  $ (43,699)  $  43,530    $  89,894
                                                    -----------  ---------  ---------  ---------  -----------  -----------
                                                    -----------  ---------  ---------  ---------  -----------  -----------
CLASS A SHARES:
  Proceeds from shares issued.....................   $   2,666   $      70  $ 126,619  $   3,343   $  12,374    $     934
  Proceeds from shares issued in connection with
    acquisition...................................          --          --      8,153         --          --        4,803
  Dividends reinvested............................          89          70        569        518         381           84
  Cost of shares redeemed.........................      (3,395)    (14,471)  (118,533)    (6,811)     (3,716)      (1,016)
                                                    -----------  ---------  ---------  ---------  -----------  -----------
  Change in net assets from Class A Share
    transactions..................................   $    (640)  $ (14,331) $  16,808  $  (2,950)  $   9,039    $   4,805
                                                    -----------  ---------  ---------  ---------  -----------  -----------
                                                    -----------  ---------  ---------  ---------  -----------  -----------
CLASS B SHARES:
  Proceeds from shares issued.....................   $   1,030   $     146  $   2,630  $   1,164   $   6,156    $     265
  Proceeds from shares issued in connection with
    acquisition...................................          --          --        386         --          --           --
  Dividends reinvested............................          16           4        135        110          80            1
  Cost of shares redeemed.........................         (55)         (4)      (704)      (391)       (333)          (1)
                                                    -----------  ---------  ---------  ---------  -----------  -----------
  Change in net assets from Class B Share
    transactions..................................   $     991   $     146  $   2,447  $     883   $   5,903    $     265
                                                    -----------  ---------  ---------  ---------  -----------  -----------
                                                    -----------  ---------  ---------  ---------  -----------  -----------
SERVICE SHARES:
  Proceeds from shares issued.....................                                     $     112
  Dividends reinvested............................                                             3
  Cost of shares redeemed.........................                                          (134)
                                                                                       ---------
  Change in net assets from Service Share
    transactions..................................                                     $     (19)
                                                                                       ---------
                                                                                       ---------

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued..........................................       3,560       3,545     19,600     14,826      10,266       12,567
  Issued in connection with acquisition...........          --          --     10,936         --          --        3,700
  Reinvested......................................          94         176        768        742         296          274
  Redeemed........................................      (2,989)    (12,706)   (12,260)   (19,884)     (6,200)      (7,573)
                                                    -----------  ---------  ---------  ---------  -----------  -----------
  Change in Fiduciary Shares......................         665      (8,985)    19,044     (4,316)      4,362        8,968
                                                    -----------  ---------  ---------  ---------  -----------  -----------
                                                    -----------  ---------  ---------  ---------  -----------  -----------
CLASS A SHARES:
  Issued..........................................         269           8     11,297        323       1,231           84
  Issued in connection with acquisition...........          --          --        775         --          --          504
  Reinvested......................................          10           7         54         50          39            8
  Redeemed........................................        (344)     (1,479)   (11,265)      (658)       (373)        (104)
                                                    -----------  ---------  ---------  ---------  -----------  -----------
  Change in Class A Shares........................         (65)     (1,464)       861       (285)        897          492
                                                    -----------  ---------  ---------  ---------  -----------  -----------
                                                    -----------  ---------  ---------  ---------  -----------  -----------
CLASS B SHARES:
  Issued..........................................         105          15        215        111         617           27
  Issued in connection with acquisition...........          --          --         36         --          --           --
  Reinvested......................................           1          --         12         11           8           --
  Redeemed........................................          (5)         --        (68)       (38)        (34)          --
                                                    -----------  ---------  ---------  ---------  -----------  -----------
  Change in Class B Shares........................         101          15        195         84         591           27
                                                    -----------  ---------  ---------  ---------  -----------  -----------
                                                    -----------  ---------  ---------  ---------  -----------  -----------
SERVICE SHARES:
  Issued..........................................                                            11
  Reinvested......................................                                            --
  Redeemed........................................                                           (12)
                                                                                       ---------
  Change in Service Shares........................                                            (1)
                                                                                       ---------
                                                                                       ---------

CONTINUED

----36

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

                                                                                  (Amounts in Thousands)

                                                                        GOVERNMENT BOND FUND
                                                                                                INCOME BOND FUND
                                                                        --------------------  --------------------
                                                                          YEAR       YEAR       YEAR       YEAR
                                                                          ENDED      ENDED      ENDED      ENDED
                                                                        JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,
                                                                          1996       1995       1996       1995
                                                                        ---------  ---------  ---------  ---------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.........................................  $ 135,419  $ 170,196  $ 154,901  $ 142,061
  Proceeds from shares issued in connection with acquisition..........    273,384     92,808         --         --
  Dividends reinvested................................................      7,234      7,203     12,601     17,045
  Cost of shares redeemed.............................................   (128,141)  (108,841)  (109,230)  (257,754)
                                                                        ---------  ---------  ---------  ---------
  Change in net assets from Fiduciary Share transactions..............  $ 287,896  $ 161,366  $  58,272  $ (98,648)
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------
CLASS A SHARES:
  Proceeds from shares issued.........................................  $ 307,157  $   3,603  $   6,470  $   3,989
  Proceeds from shares issued in connection with acquisition..........     26,507      3,952         --         --
  Dividends reinvested................................................        647        178        391        260
  Cost of shares redeemed.............................................   (278,122)    (1,509)    (3,302)    (2,993)
                                                                        ---------  ---------  ---------  ---------
  Change in net assets from Class A Share transactions................  $  56,189  $   6,224  $   3,559  $   1,256
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------
CLASS B SHARES:
  Proceeds from shares issued.........................................  $   9,312  $   1,870  $   4,798  $   1,213
  Proceeds from shares issued in connection with acquisition..........      1,973         --         --
  Dividends reinvested................................................        200         54        114         43
  Cost of shares redeemed.............................................       (954)      (129)      (558)      (151)
                                                                        ---------  ---------  ---------  ---------
  Change in net assets from Class B Share transactions................  $  10,531  $   1,795  $   4,354  $   1,105
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------
SERVICE SHARES:
  Proceeds from shares issued.........................................             $      12             $     320
  Dividends reinvested................................................                    --                    12
  Cost of shares redeemed.............................................                   (12)                 (403)
                                                                                   ---------             ---------
  Change in net assets from Service Share transactions................             $       0             $     (71)
                                                                                   ---------             ---------
                                                                                   ---------             ---------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued..............................................................     16,246     17,086     16,245     15,438
  Issued in connection with acquisition...............................     27,974     10,133         --         --
  Reinvested..........................................................        735        764      1,318      1,859
  Redeemed............................................................    (12,833)   (11,695)   (11,460)   (28,323)
                                                                        ---------  ---------  ---------  ---------
  Change in Fiduciary Shares..........................................     32,122     16,288      6,103    (11,026)
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------
CLASS A SHARES:
  Issued..............................................................     28,902        359        680        427
  Issued in connection with acquisition...............................      2,711        431         --         --
  Reinvested..........................................................         66         19         41         28
  Redeemed............................................................    (28,451)      (161)      (347)      (323)
                                                                        ---------  ---------  ---------  ---------
  Change in Class A Shares............................................      3,228        648        374        132
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------
CLASS B SHARES:
  Issued..............................................................        749        194        500        130
  Issued in connection with acquisition...............................        202         --         --         --
  Reinvested..........................................................         20          6         12          5
  Redeemed............................................................        (99)       (14)       (58)       (17)
                                                                        ---------  ---------  ---------  ---------
  Change in Class B Shares............................................        872        186        454        118
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------
SERVICE SHARES:
  Issued..............................................................                     1                    35
  Reinvested..........................................................                    --                     1
  Redeemed............................................................                    (1)                  (42)
                                                                                   ---------             ---------
  Change in Service Shares............................................                     0                    (6)
                                                                                   ---------             ---------
                                                                                   ---------             ---------

CONTINUED

                                                                          37----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

4.  INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Income Bond Fund, the Intermediate Bond Fund and the Limited Volatility Bond Fund; 0.55% of the Government ARM Fund; and 0.45% of the Government Bond Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund--the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator. Prior to November 30, 1995, The Shareholder Services Group d/b/a 440 Financial served as administrator of each Fund under essentially the same terms as the current administration agreement. Prior to March 26, 1996, Goldman Sachs Asset Management served as administrator of Paragon. The terms of the current administration agreement are substantially the same as the former administration agreement.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to a distribution and shareholder services plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund, 0.75% of average daily net assets of the Class B Shares of Government ARM Fund and Limited Volatility Bond Fund and 0.90% of average daily net assets of Intermediate Bond Fund, Government Bond Fund and Income Bond Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks, (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the year ended June 30, 1996 the Distributor received $1,156,417 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which the Distributor re-allowed $1,093,677 to affiliated broker-dealers of the Fund.

   Prior to January 2, 1996, Premier Investment Advisors, L.L.C. ("Premier") served as investment adviser and Goldman Sachs & Company served as distributor to Paragon. Pursuant to the approval of the Board of Trustees of Paragon on October 31, 1995 and its shareholders on December 20, 1995, Paragon entered into an investment advisory agreement with the Adviser and a distribution agreement with the Distributor effective January 2, 1996. The terms of the investment advisory agreements with Premier and with the Adviser and the distribution agreements with Goldman Sachs & Company and the Distributor were substantially the same.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

CONTINUED

----38

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

   The Adviser, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the year ended June 30, 1996, fees in the following amounts were waived or reimbursed to the Funds (amounts in thousands):

                                                                                                            12B-1 FEES WAIVED/
                                                                    INVESTMENT
                                                                   ADVISORY FEES                                REIMBURSED
                                                                      WAIVED/      ADMINISTRATION FEES  --------------------------
                                                                    REIMBURSED     WAIVED/ REIMBURSED     CLASS A       CLASS B
                                                                  ---------------  -------------------  -----------  -------------
Government ARM Fund.............................................     $     227          $      86        $       2     $       1
Limited Volatility Bond Fund....................................         1,450                 --               15             5
Intermediate Bond Fund..........................................           747                 --               10             3
Government Bond Fund............................................            70                 19               18             6
Income Bond Fund................................................         1,136                 --                8             4

5.  SECURITIES TRANSACTIONS:

    The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the year ended June 30, 1996 were as follows (amounts in thousands):

                                                                          U.S. GOVERNMENT
                                                                            SECURITIES            OTHER SECURITIES
                                                                      -----------------------  -----------------------
                                                                       PURCHASES     SALES      PURCHASES     SALES
                                                                      -----------  ----------  -----------  ----------
Government ARM Fund.................................................   $  36,776   $   31,220   $      --   $       --
Limited Volatility Bond Fund........................................     343,836      288,077      59,167       47,975
Intermediate Bond Fund..............................................     163,753      113,801      53,344      151,182
Government Bond Fund................................................     416,248      309,638          --        1,070
Income Bond Fund....................................................     319,475      286,740     210,826      178,968

6.  FINANCIAL INSTRUMENTS:

    Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

CONTINUED

                                                                          39----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

7.  FEDERAL TAX INFORMATION (UNAUDITED):

    At June 30, 1996 the following Funds have capital loss carryforwards which are available to offset future capital gains, if any:

                                                                                            CAPITAL LOSS
                                                                                         CARRYFORWARD (000)    EXPIRES
                                                                                         ------------------  -----------
Government ARM Fund....................................................................      $    1,065            2004
Government ARM Fund....................................................................           2,283            2003
Limited Volatility Bond Fund...........................................................           3,301            2004
Limited Volatility Bond Fund...........................................................           2,720            2003
Limited Volatility Bond Fund...........................................................             443            2002
Limited Volatility Bond Fund...........................................................             165            2001
Limited Volatility Bond Fund...........................................................             197            2000
Intermediate Bond Fund.................................................................           1,980            2004
Intermediate Bond Fund.................................................................           1,321            2003
Intermediate Bond Fund.................................................................             845            2002
Intermediate Bond Fund.................................................................             222            2001
Government Bond Fund...................................................................          10,809            2003
Government Bond Fund...................................................................           2,565            2002
Income Bond Fund.......................................................................           1,942            2004
Income Bond Fund.......................................................................          52,042            2003

   Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended June 30, 1997:

                                                                                              POST-OCTOBER
                                                                                             CAPITAL LOSSES
                                                                                                  (000)
                                                                                             ---------------
Government ARM Fund........................................................................     $     468
Government Bond Fund.......................................................................         7,357
Income Bond Fund...........................................................................         1,183

8.  REORGANIZATIONS:

    The Trust entered an Agreement and Plan of Reorganization ("Reorganization") with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The Paragon Short-Term Government Fund and the Paragon Intermediate-Term Bond Fund transferred their assets and liabilities to the Limited Volatility Bond Fund and the Government Bond Fund, respectively. The Reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business March 25, 1996 following approval by

CONTINUED

----40

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

   shareholders of Paragon at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except net asset value):

                                                                            BEFORE REORGANIZATION          AFTER
                                                                         ---------------------------  REORGANIZATION
                                                                            PARAGON                   ---------------
                                                                          SHORT-TERM      LIMITED         LIMITED
                                                                          GOVERNMENT     VOLATILITY   VOLATILITY BOND
                                                                             FUND        BOND FUND         FUND
                                                                         -------------  ------------  ---------------
Shares.................................................................        12,208        39,898          51,646
Net Assets.............................................................   $   123,673    $  420,044     $   543,717
Net Asset Value:
  Fiduciary............................................................                  $    10.53     $     10.53
  Class A..............................................................   $     10.13         10.52           10.52
  Class B..............................................................         10.13         10.59           10.59
Unrealized Appreciation (Depreciation).................................   $      (785)   $    4,397     $     3,612


                                                                            BEFORE REORGANIZATION
                                                                         ---------------------------       AFTER
                                                                            PARAGON                   REORGANIZATION
                                                                         INTERMEDIATE-                ---------------
                                                                           TERM BOND     GOVERNMENT   GOVERNMENT BOND
                                                                             FUND        BOND FUND         FUND
                                                                         -------------  ------------  ---------------
Shares.................................................................        29,536        44,653          75,540
Net Assets.............................................................   $   301,865    $  436,393     $   738,258
Net Asset Value:
  Fiduciary............................................................                  $     9.77     $      9.77
  Class A..............................................................   $     10.22          9.78            9.78
  Class B..............................................................         10.25          9.77            9.77
Unrealized Appreciation................................................   $     2,883    $    5,934     $     8,817

   Additionally, the Limited Volatility Bond Fund and the Government Bond Fund had capital loss carryforwards from Paragon of approximately $1,106,000 and $3,757,000, respectively.

   On October 7, 1994, the Board of Trustees approved an agreement and plan of reorganization for the acquisition of the Trademark Funds by the Trust. Under the agreement and plan of reorganization, all assets and liabilities of the Trademark Government Income Fund and the Trademark Short-Intermediate Government Fund (the "Acquired Funds") were acquired by the Government Bond Fund and the Intermediate Bond Fund, respectively (the "Acquiring Funds"), in exchange for shares of each Acquiring Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed following approval by the

CONTINUED

                                                                          41----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

   shareholders of the Acquired Funds. The following is a summary of shares outstanding, net assets, unrealized depreciation and net asset value per share immediately before and after the reorganization (amounts in thousands except net asset value):

                                                                                                           AFTER
                                                                    BEFORE REORGANIZATION             REORGANIZATION
                                                         -------------------------------------------  ---------------
                                                         TRADEMARK SHORT-INTERMEDIATE   INTERMEDIATE   INTERMEDIATE
                                                                GOVERNMENT FUND          BOND FUND       BOND FUND
                                                         -----------------------------  ------------  ---------------
Shares:                                                                *4,378                14,387          18,592
Net Assets:                                                       *$   39,916            $  136,529     $   176,445
Net Asset Value:
  Fiduciary............................................           *$     9.12            $     9.49     $      9.49
  Class A..............................................                                  $     9.52     $      9.52
Unrealized Depreciation................................           $    (3,636)           $   (5,186)    $    (8,822)


                                                             TRADEMARK GOVERNMENT        GOVERNMENT   GOVERNMENT BOND
                                                                  INCOME FUND            BOND FUND         FUND
                                                         -----------------------------  ------------  ---------------
Shares:                                                               *10,770                25,385          35,949
Net Assets:                                                       *$   96,760            $  232,446     $   329,206
Net Asset Value:
  Fiduciary............................................           *$     8.98            $     9.16     $      9.16
  Class A..............................................                                  $     9.16     $      9.16
Unrealized Depreciation................................           $   (10,216)           $   (7,028)    $   (17,244)

------------

        *  Before the reorganization, the Acquired Funds offered only one class of shares.

   Additionally, the Government Bond Fund and the Intermediate Bond Fund had capital loss carryforwards from the Acquired Funds of approximately $1,040,000 and $971,000, respectively.

CONTINUED

----42

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        GOVERNMENT ARM FUND
                                                    -----------------------------------------------------------
                                                                             FIDUCIARY
                                                    -----------------------------------------------------------
                                                                       YEARS ENDED JUNE 30,
                                                    -----------------------------------------------------------
                                                        1996           1995           1994          1993 (A)
                                                    ------------   ------------   -------------   -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................  $       9.84   $       9.85   $       10.03   $       10.00
                                                    ------------   ------------   -------------   -------------
Investment Activities
  Net investment income...........................          0.62           0.55            0.36            0.17
  Net realized and unrealized gains (losses) from
    investments...................................         (0.07)         (0.05)          (0.15)           0.03
                                                    ------------   ------------   -------------   -------------
    Total from Investment Activities..............          0.55           0.50            0.21            0.20
                                                    ------------   ------------   -------------   -------------
Distributions
  Net investment income...........................         (0.60)         (0.48)          (0.37)          (0.17)
  In excess of net investment income..............            --          (0.03)          (0.02)             --
                                                    ------------   ------------   -------------   -------------
    Total Distributions...........................         (0.60)         (0.51)          (0.39)          (0.17)
                                                    ------------   ------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD...................................  $       9.79   $       9.84   $        9.85   $       10.03
                                                    ------------   ------------   -------------   -------------
                                                    ------------   ------------   -------------   -------------
Total Return (Excludes Sales Charge)..............          5.71%          5.14%           2.16%           4.93%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............  $     57,276   $     51,050   $     139,593   $     154,413
  Ratio of expenses to average net assets.........          0.45%          0.61%           0.65%           0.58%(b)
  Ratio of net investment income to average net
    assets........................................          6.20%          5.18%           3.70%           4.71%(b)
  Ratio of expenses to average net assets*........          1.06%          1.01%           0.81%           1.03%(b)
  Ratio of net investment income to average net
    assets*.......................................          5.59%          4.78%           3.54%           4.26%(b)
  Portfolio Turnover (c)..........................         67.65%          2.91%         242.20%         109.96%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations on February 2, 1993.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          43----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                         GOVERNMENT ARM FUND
                                                                        -----------------------------------------------------
                                                                                               CLASS A
                                                                        -----------------------------------------------------
                                                                                        YEARS ENDED JUNE 30,
                                                                        -----------------------------------------------------
                                                                           1996          1995          1994        1993 (A)
                                                                        -----------   -----------   -----------   -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $      9.83   $      9.84   $     10.03   $  10.00
                                                                        -----------   -----------   -----------   -----------
Investment Activities
  Net investment income...............................................         0.58          0.52          0.36       0.14
  Net realized and unrealized gains (losses) from investments.........        (0.06)        (0.06)        (0.17)      0.03
                                                                        -----------   -----------   -----------   -----------
    Total from Investment Activities..................................         0.52          0.46          0.19       0.17
                                                                        -----------   -----------   -----------   -----------
Distributions
  Net investment income...............................................        (0.57)        (0.46)        (0.34)     (0.14)
  In excess of net investment income..................................           --         (0.01)        (0.04)        --
                                                                        -----------   -----------   -----------   -----------
    Total Distributions...............................................        (0.57)        (0.47)        (0.38)     (0.14)
                                                                        -----------   -----------   -----------   -----------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $      9.78   $      9.83   $      9.84   $  10.03
                                                                        -----------   -----------   -----------   -----------
                                                                        -----------   -----------   -----------   -----------
Total Return (Excludes Sales Charge)..................................         5.42%         4.84%         1.95%      4.78%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $     3,969   $     4,631   $    19,053   $  3,106
  Ratio of expenses to average net assets.............................         0.70%         0.86%         0.89%      0.81%(b)
  Ratio of net investment income to average net assets................         5.95%         4.88%         3.54%      4.47%(b)
  Ratio of expenses to average net assets*............................         1.41%         1.36%         1.14%      1.34%(b)
  Ratio of net investment income to average net assets*...............         5.24%         4.38%         3.29%      3.95%(b)
  Portfolio Turnover (c)..............................................        67.65%         2.91%       242.20%    109.96%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on March 10, 1993.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----44

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  GOVERNMENT ARM FUND
                                                                        ----------------------------------------
                                                                                        CLASS B
                                                                        ----------------------------------------
                                                                                  YEARS ENDED JUNE 30,
                                                                        ----------------------------------------
                                                                           1996          1995         1994 (A)
                                                                        -----------   -----------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $      9.84   $      9.86   $    9.98
Investment Activities
  Net investment income...............................................         0.52          0.47        0.12
  Net realized and unrealized gains (losses) from investments.........        (0.07)        (0.04)      (0.11)
                                                                        -----------   -----------   ------------
    Total from Investment Activities..................................         0.45          0.43        0.01
                                                                        -----------   -----------   ------------
Distributions
  Net investment income...............................................        (0.53)        (0.45)      (0.12)
  In excess of net investment income..................................           --            --       (0.01)
                                                                        -----------   -----------   ------------
    Total Distributions...............................................        (0.53)        (0.45)      (0.13)
                                                                        -----------   -----------   ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $      9.76   $      9.84   $    9.86
                                                                        -----------   -----------   ------------
                                                                        -----------   -----------   ------------
Total Return (Excludes Sales Charge)..................................         4.63%         4.77%      (0.09)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $     1,144   $       160   $      15
  Ratio of expenses to average net assets.............................         1.20%         1.31%       1.41%(b)
  Ratio of net investment income to average net assets................         5.45%         4.91%       3.49%(b)
  Ratio of expenses to average net assets*............................         2.06%         1.96%       1.83%(b)
  Ratio of net investment income to average net assets*...............         4.59%         4.26%       3.07%(b)
  Portfolio Turnover (d)..............................................        67.65%         2.91%     242.20%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          45----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                LIMITED VOLATILITY BOND FUND
                                                                        ---------------------------------------------
                                                                                          FIDUCIARY
                                                                        ---------------------------------------------
                                                                                    YEARS ENDED JUNE 30,
                                                                        ---------------------------------------------
                                                                            1996            1995            1994
                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $       10.53   $       10.33   $       10.87
                                                                        -------------   -------------   -------------
Investment Activities
  Net investment income...............................................           0.64            0.60            0.54
  Net realized and unrealized gains (losses) from investments.........          (0.11)           0.19           (0.45)
                                                                        -------------   -------------   -------------
    Total from Investment Activities..................................           0.53            0.79            0.09
                                                                        -------------   -------------   -------------
Distributions
  Net investment income...............................................          (0.64)          (0.59)          (0.55)
  In excess of net investment income..................................             --              --           (0.02)
  Net realized gains..................................................             --              --           (0.06)
                                                                        -------------   -------------   -------------
    Total Distributions...............................................          (0.64)          (0.59)          (0.63)
                                                                        -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $       10.42   $       10.53   $       10.33
                                                                        -------------   -------------   -------------
                                                                        -------------   -------------   -------------
Total Return (Excludes Sales Charge)..................................           5.13%           7.96%           0.79%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $     604,916   $     410,746   $     447,394
  Ratio of expenses to average net assets.............................           0.51%           0.52%           0.50%
  Ratio of net investment income to average net assets................           6.06%           5.82%           5.10%
  Ratio of expenses to average net assets*............................           0.82%           0.85%           0.85%
  Ratio of net investment income to average net assets*...............           5.75%           5.49%           4.75%
  Portfolio Turnover (a)..............................................          75.20%          76.43%          30.61%


                                                                            1993            1992
                                                                        -------------   -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $       10.72   $       10.26
                                                                        -------------   -------------
Investment Activities
  Net investment income...............................................           0.61            0.70
  Net realized and unrealized gains (losses) from investments.........           0.25            0.47
                                                                        -------------   -------------
    Total from Investment Activities..................................           0.86            1.17
                                                                        -------------   -------------
Distributions
  Net investment income...............................................          (0.62)          (0.70)
  In excess of net investment income..................................             --              --
  Net realized gains..................................................          (0.09)          (0.01)
                                                                        -------------   -------------
    Total Distributions...............................................          (0.71)          (0.71)
                                                                        -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $       10.87   $       10.72
                                                                        -------------   -------------
                                                                        -------------   -------------
Total Return (Excludes Sales Charge)..................................           8.27%          11.75%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $     397,820   $     301,907
  Ratio of expenses to average net assets.............................           0.56%           0.52%
  Ratio of net investment income to average net assets................           5.70%           6.63%
  Ratio of expenses to average net assets*............................           0.90%           1.04%
  Ratio of net investment income to average net assets*...............           5.36%           6.11%
  Portfolio Turnover (a)..............................................          40.28%          43.87%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----46

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                      LIMITED VOLATILITY BOND FUND
                                                                        ---------------------------------------------------------
                                                                                                 CLASS A
                                                                        ---------------------------------------------------------
                                                                                          YEARS ENDED JUNE 30,
                                                                        ---------------------------------------------------------
                                                                            1996           1995           1994           1993
                                                                        ------------   ------------   ------------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $      10.52   $      10.32   $      10.87   $      10.72
                                                                        ------------   ------------   ------------   ------------
Investment Activities
  Net investment income...............................................          0.63           0.56           0.52           0.59
  Net realized and unrealized gains (losses) from investments.........         (0.13)          0.21          (0.46)          0.24
                                                                        ------------   ------------   ------------   ------------
    Total from Investment Activities..................................          0.50           0.77           0.06           0.83
                                                                        ------------   ------------   ------------   ------------
Distributions
  Net investment income...............................................         (0.61)         (0.56)         (0.51)         (0.59)
  In excess of net investment income..................................            --          (0.01)         (0.04)            --
  Net realized gains..................................................            --             --          (0.06)         (0.09)
                                                                        ------------   ------------   ------------   ------------
    Total Distributions...............................................         (0.61)         (0.57)         (0.61)         (0.68)
                                                                        ------------   ------------   ------------   ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $      10.41   $      10.52   $      10.32   $      10.87
                                                                        ------------   ------------   ------------   ------------
                                                                        ------------   ------------   ------------   ------------
Total Return (Excludes Sales Charge)..................................          4.86%          7.67%          0.49%          8.04%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $     21,343   $     12,516   $     15,216   $     15,719
  Ratio of expenses to average net assets.............................          0.76%          0.77%          0.75%          0.76%
  Ratio of net investment income to average net assets................          5.81%          5.57%          4.92%          5.35%
  Ratio of expenses to average net assets*............................          1.17%          1.20%          1.20%          1.27%
  Ratio of net investment income to average net assets*...............          5.40%          5.14%          4.47%          4.84%
  Portfolio Turnover (c)..............................................         75.20%         76.43%         30.61%         40.28%


                                                                         1992 (A)
                                                                        -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $  10.61
                                                                        -----------
Investment Activities
  Net investment income...............................................      0.24
  Net realized and unrealized gains (losses) from investments.........      0.13
                                                                        -----------
    Total from Investment Activities..................................      0.37
                                                                        -----------
Distributions
  Net investment income...............................................     (0.26)
  In excess of net investment income..................................        --
  Net realized gains..................................................        --
                                                                        -----------
    Total Distributions...............................................     (0.26)
                                                                        -----------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $  10.72
                                                                        -----------
                                                                        -----------
Total Return (Excludes Sales Charge)..................................      9.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $    161
  Ratio of expenses to average net assets.............................      0.99%(b)
  Ratio of net investment income to average net assets................      5.95%(b)
  Ratio of expenses to average net assets*............................      1.29%(b)
  Ratio of net investment income to average net assets*...............      5.65%(b)
  Portfolio Turnover (c)..............................................     43.87%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 18, 1992.
      (b)  Annualized.
      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          47----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  LIMITED VOLATILITY
                                                                                       BOND FUND
                                                                        ---------------------------------------
                                                                                        CLASS B
                                                                        ---------------------------------------
                                                                                 YEARS ENDED JUNE 30,
                                                                        ---------------------------------------
                                                                           1996          1995        1994 (A)
                                                                        -----------   -----------   -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     10.60   $     10.40   $  10.78
                                                                        -----------   -----------   -----------
Investment Activities
  Net investment income...............................................         0.55          0.53       0.17
  Net realized and unrealized gains (losses) from investments.........        (0.10)         0.19      (0.37)
                                                                        -----------   -----------   -----------
    Total from Investment Activities..................................         0.45          0.72      (0.20)
                                                                        -----------   -----------   -----------
Distributions
  Net investment income...............................................        (0.56)        (0.52)     (0.15)
  In excess of net realized gains.....................................           --            --      (0.03)
                                                                        -----------   -----------   -----------
    Total Distributions...............................................        (0.56)        (0.52)     (0.18)
                                                                        -----------   -----------   -----------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     10.49   $     10.60   $  10.40
                                                                        -----------   -----------   -----------
                                                                        -----------   -----------   -----------
Total Return (Excludes Sales Charge)..................................         4.28%         7.18%     (1.81)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $     4,923   $     2,906   $  1,974
  Ratio of expenses to average net assets.............................         1.26%         1.28%      1.26%(b)
  Ratio of net investment income to average net assets................         5.31%         5.10%      4.39%(b)
  Ratio of expenses to average net assets*............................         1.82%         1.86%      1.86%(b)
  Ratio of net investment income to average net assets*...............         4.75%         4.52%      3.79%(b)
  Portfolio Turnover (d)..............................................        75.20%        76.43%     30.61%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----48

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           LIMITED VOLATILITY
                                                                                BOND FUND
                                                                        -------------------------
                                                                         SERVICE/RETIREMENT (A)
                                                                        -------------------------
                                                                          YEARS ENDED JUNE 30,
                                                                        -------------------------
                                                                           1995          1994
                                                                        -----------   -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................  $     10.38   $     10.78
                                                                        -----------   -----------
Investment Activities
  Net investment income...............................................         0.51          0.10
  Net realized and unrealized gains (losses) from investments.........         0.19         (0.38)
                                                                        -----------   -----------
    Total from Investment Activities..................................         0.70         (0.28)
                                                                        -----------   -----------
Distributions
  Net investment income...............................................        (0.49)        (0.08)
  In excess of net investment income..................................                      (0.04)
                                                                        -----------   -----------
    Total Distributions...............................................        (0.49)        (0.12)
                                                                        -----------   -----------
NET ASSET VALUE,
  END OF PERIOD.......................................................  $     10.59   $     10.38
                                                                        -----------   -----------
                                                                        -----------   -----------
Total Return (Excludes Sales Charge)..................................          )(a         (2.59)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................  $             $        16
  Ratio of expenses to average net assets.............................         1.32%(b)        1.26%(b)
  Ratio of net investment income to average net assets................         5.55%(b)        4.37%(b)
  Ratio of expenses to average net assets*............................         1.68%(b)        1.60%(b)
  Ratio of net investment income to average net assets*...............         5.20%(b)        4.03%(b)
  Portfolio Turnover (d)..............................................        76.43%        30.61%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement
           Shares". On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June
           1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1996 and 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the
           Service Shares was 6.90%.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          49----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                      INTERMEDIATE BOND
                                                                    -----------------------------------------------------
                                                                                          FIDUCIARY
                                                                    -----------------------------------------------------
                                                                                    YEARS ENDED JUNE 30,
                                                                    -----------------------------------------------------
                                                                      1996       1995       1994       1993     1992 (A)
                                                                    ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................................  $   10.01  $    9.72  $   10.51  $   10.09  $   10.00
                                                                    ---------  ---------  ---------  ---------  ---------
Investment Activities
  Net investment income...........................................       0.66       0.66       0.60       0.63       0.22
  Net realized and unrealized gains (losses) from investments.....      (0.17)      0.29      (0.67)      0.42       0.08
                                                                    ---------  ---------  ---------  ---------  ---------
    Total from Investment Activities..............................       0.49       0.95      (0.07)      1.05       0.30
                                                                    ---------  ---------  ---------  ---------  ---------
Distributions
  Net investment income...........................................      (0.66)     (0.66)     (0.60)     (0.63)     (0.21)
  In excess of net investment income..............................         --         --      (0.02)        --         --
  Net realized gains..............................................         --         --      (0.10)        --         --
                                                                    ---------  ---------  ---------  ---------  ---------
    Total Distributions...........................................      (0.66)     (0.66)     (0.72)     (0.63)     (0.21)
                                                                    ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
  END OF PERIOD...................................................  $    9.84  $   10.01  $    9.72  $   10.51  $   10.09
                                                                    ---------  ---------  ---------  ---------  ---------
                                                                    ---------  ---------  ---------  ---------  ---------
Total Return (Excludes Sales Charge)..............................       4.95%     10.15%     (0.74)%     10.67%      3.00%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............................  $ 230,812  $ 191,216  $  98,483  $  44,252  $  23,457
  Ratio of expenses to average net assets.........................       0.54%      0.56%      0.32%      0.39%      0.36%(b)
  Ratio of net investment income to average net assets............       6.56%      6.88%      6.04%      6.14%      6.99%(b)
  Ratio of expenses to average net assets*........................       0.87%      0.99%      0.87%      1.17%      1.33%(b)
  Ratio of net investment income to average net assets*...........       6.23%      6.45%      5.49%      5.36%      6.02%(b)
  Portfolio Turnover (d)..........................................     101.06%     99.71%     85.62%     21.51%     11.74%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations February 28, 1992

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----50

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                        INTERMEDIATE BOND
                                                                                                       --------------------
                                                                                                             CLASS A
                                                                                                       --------------------
                                                                                                       YEARS ENDED JUNE 30,
                                                                                                       --------------------
                                                                                                         1996     1995 (A)
                                                                                                       ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD................................................................................  $   10.04  $    9.45
                                                                                                       ---------  ---------
Investment Activities
  Net investment income..............................................................................       0.64       0.37
  Net realized and unrealized gains (losses) from investments........................................      (0.17)      0.59
                                                                                                       ---------  ---------
    Total from Investment Activities.................................................................       0.47       0.96
                                                                                                       ---------  ---------
Distributions
  Net investment income..............................................................................      (0.64)     (0.37)
                                                                                                       ---------  ---------
    Total Distributions..............................................................................      (0.64)     (0.37)
                                                                                                       ---------  ---------
NET ASSET VALUE,
  END OF PERIOD......................................................................................  $    9.87  $   10.04
                                                                                                       ---------  ---------
                                                                                                       ---------  ---------
Total Return (Excludes Sales Charge).................................................................       4.77%     10.29%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................................................................  $  13,706  $   4,941
  Ratio of expenses to average net assets............................................................       0.79%      0.83%(b)
  Ratio of net investment income to average net assets...............................................       6.31%      6.64%(b)
  Ratio of expenses to average net assets*...........................................................       1.22%      1.66%(b)
  Ratio of net investment income to average net assets*..............................................       5.88%      5.81%(b)
  Portfolio Turnover (d).............................................................................     101.06%     99.71%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced operations November 30, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          51----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                        INTERMEDIATE BOND
                                                                                                       --------------------
                                                                                                             CLASS B
                                                                                                       --------------------
                                                                                                       YEARS ENDED JUNE 30,
                                                                                                       --------------------
                                                                                                         1996     1995 (A)
                                                                                                       ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD................................................................................  $   10.01  $    9.45
                                                                                                       ---------  ---------
Investment Activities
  Net investment income..............................................................................       0.58       0.23
  Net realized and unrealized gains (losses) from investments........................................      (0.18)      0.56
                                                                                                       ---------  ---------
    Total from Investment Activities.................................................................       0.40       0.79
                                                                                                       ---------  ---------
Distributions
  Net investment income..............................................................................      (0.58)     (0.23)
                                                                                                       ---------  ---------
    Total Distributions..............................................................................      (0.58)     (0.23)
                                                                                                       ---------  ---------
NET ASSET VALUE,
  END OF PERIOD......................................................................................  $    9.83  $   10.01
                                                                                                       ---------  ---------
                                                                                                       ---------  ---------
Total Return (Excludes Sales Charge).................................................................       4.10%      8.22%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................................................................  $   6,077  $     266
  Ratio of expenses to average net assets............................................................       1.44%      1.51%(b)
  Ratio of net investment income to average net assets...............................................       5.66%      6.15%(b)
  Ratio of expenses to average net assets*...........................................................       1.87%      2.34%(b)
  Ratio of net investment income to average net assets*..............................................       5.23%      5.31%(b)
  Portfolio Turnover (d).............................................................................     101.06%     99.71%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced operations on November 30, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----52

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                             GOVERNMENT BOND FUND
                                                                                 --------------------------------------------
                                                                                                  FIDUCIARY
                                                                                 --------------------------------------------
                                                                                             YEARS ENDED JUNE 30,
                                                                                 --------------------------------------------
                                                                                   1996       1995       1994      1993 (A)
                                                                                 ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD..........................................................  $    9.81  $    9.35  $   10.15   $   10.00
                                                                                 ---------  ---------  ---------  -----------
Investment Activities
  Net investment income........................................................       0.62       0.62       0.51        0.20
  Net realized and unrealized gains (losses) from investments..................      (0.25)      0.46      (0.77)       0.15
                                                                                 ---------  ---------  ---------  -----------
    Total from Investment Activities...........................................       0.37       1.08      (0.26)       0.35
                                                                                 ---------  ---------  ---------  -----------
Distributions
  Net investment income........................................................      (0.62)     (0.61)     (0.50)      (0.20)
  In excess of net investment income...........................................         --      (0.01)     (0.02)         --
  In excess of net realized gains..............................................         --         --      (0.02)         --
                                                                                 ---------  ---------  ---------  -----------
    Total Distributions........................................................      (0.62)     (0.62)     (0.54)      (0.20)
                                                                                 ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD................................................................  $    9.56  $    9.81  $    9.35   $   10.15
                                                                                 ---------  ---------  ---------  -----------
                                                                                 ---------  ---------  ---------  -----------
Total Return (Excludes Sales Charge)...........................................       3.81%     12.04%     (2.73)%       9.03%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............................................  $ 677,326  $ 379,826  $ 209,692  $   52,152
  Ratio of expenses to average net assets......................................       0.68%      0.71%      0.68%       0.69 %(b)
  Ratio of net investment income to average net assets.........................       6.34%      6.65%      5.13%       5.43 %(b)
  Ratio of expenses to average net assets*.....................................       0.69%      0.73%      0.71%       1.05 %(b)
  Ratio of net investment income to average net assets*........................       6.33%      6.63%      5.10%       5.07 %(b)
  Portfolio Turnover (c).......................................................      62.70%    106.14%    377.78%     139.24 %

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          53----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                GOVERNMENT BOND FUND
                                                                                    --------------------------------------------
                                                                                                      CLASS A
                                                                                    --------------------------------------------
                                                                                                YEARS ENDED JUNE 30,
                                                                                    --------------------------------------------
                                                                                      1996       1995       1994      1993 (A)
                                                                                    ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................................................  $    9.81  $    9.35  $   10.17   $   10.22
                                                                                    ---------  ---------  ---------  -----------
Investment Activities
  Net investment income...........................................................       0.60       0.61       0.48        0.17
  Net realized and unrealized gains (losses) from investments.....................      (0.25)      0.45      (0.79)      (0.05)
                                                                                    ---------  ---------  ---------  -----------
    Total from Investment Activities..............................................       0.35       1.06      (0.31)       0.12
                                                                                    ---------  ---------  ---------  -----------
Distributions
  Net investment income...........................................................      (0.60)     (0.59)     (0.47)      (0.17)
  In excess of net investment income..............................................                 (0.01)     (0.02)
  In excess of net realized gains.................................................                            (0.02)
                                                                                    ---------  ---------  ---------  -----------
    Total Distributions...........................................................      (0.60)     (0.60)     (0.51)      (0.17)
                                                                                    ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD...................................................................  $    9.56  $    9.81  $    9.35   $   10.17
                                                                                    ---------  ---------  ---------  -----------
                                                                                    ---------  ---------  ---------  -----------
Total Return (Excludes Sales Charge)..............................................       3.58%     11.84%     (3.16)%       5.35%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............................................  $  38,800  $   8,130  $   1,690  $      840
  Ratio of expenses to average net assets.........................................       0.93%      0.97%      0.92%       0.95 %(b)
  Ratio of net investment income to average net assets............................       6.09%      6.46%      4.84%       5.56 %(b)
  Ratio of expenses to average net assets*........................................       1.04%      1.09%      1.05%       1.44 %(b)
  Ratio of net investment income to average net assets*...........................       5.98%      6.34%      4.71%       5.07 %(b)
  Portfolio Turnover (c)..........................................................      62.70%    106.14%    377.78%     139.24 %

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on March 5, 1993.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----54

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                    GOVERNMENT BOND FUND
                                                                                              ---------------------------------
                                                                                                           CLASS B
                                                                                              ---------------------------------
                                                                                                    YEARS ENDED JUNE 30,
                                                                                              ---------------------------------
                                                                                                1996       1995      1994 (A)
                                                                                              ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................................................  $    9.81  $    9.35   $   10.04
                                                                                              ---------  ---------  -----------
Investment Activities
  Net investment income.....................................................................       0.54       0.55        0.18
  Net realized and unrealized gains (losses) from investments...............................      (0.25)      0.46       (0.69)
                                                                                              ---------  ---------  -----------
    Total from Investment Activities........................................................       0.29       1.01       (0.51)
                                                                                              ---------  ---------  -----------
Distributions
  Net investment income.....................................................................      (0.54)     (0.55)      (0.16)
  In excess of net investment income........................................................         --         --       (0.02)
                                                                                              ---------  ---------  -----------
    Total Distributions.....................................................................      (0.54)     (0.55)      (0.18)
                                                                                              ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD.............................................................................  $    9.56  $    9.81   $    9.35
                                                                                              ---------  ---------  -----------
                                                                                              ---------  ---------  -----------
Total Return (Excludes Sales Charge)........................................................       2.95%     11.20%      (4.99)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................................................  $  10,782  $   2,513   $     656
  Ratio of expenses to average net assets...................................................       1.58%      1.62%       1.52%(b)
  Ratio of net investment income to average net assets......................................       5.44%      5.76%       4.60 %(b)
  Ratio of expenses to average net assets*..................................................       1.69%      1.74%       1.63 %(b)
  Ratio of net investment income to average net assets*.....................................       5.33%      5.64%       4.49 %(b)
  Portfolio Turnover (d)....................................................................      62.70%    106.14%     377.78 %

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          55----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                      GOVERNMENT BOND FUND
                                                                                                     ----------------------
                                                                                                     SERVICE/RETIREMENT (A)
                                                                                                     ----------------------
                                                                                                      YEAR ENDED JUNE 30,
                                                                                                     ----------------------
                                                                                                              1995
                                                                                                     ----------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD..............................................................................        $     9.32
                                                                                                              -------
Investment Activities
  Net investment income............................................................................              0.44
  Net realized and unrealized gains (losses) from investments......................................              0.46
                                                                                                              -------
    Total from Investment Activities...............................................................              0.90
                                                                                                              -------
Distributions
  Net investment income............................................................................             (0.44)
                                                                                                              -------
    Total Distributions............................................................................             (0.44)
                                                                                                              -------
NET ASSET VALUE,
  END OF PERIOD....................................................................................        $     9.78
                                                                                                              -------
                                                                                                              -------
Total Return (Excludes Sales Charge)...............................................................                (a)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)................................................................        $       --
  Ratio of expenses to average net assets..........................................................              1.64%(b)
  Ratio of net investment income to average net assets.............................................              6.65      %(b)
  Ratio of expenses to average net assets*.........................................................              1.66      %(b)
  Ratio of net investment income to average net assets*............................................              6.62      %(b)
  Portfolio Turnover (c)...........................................................................            106.14      %

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on July 15, 1994 when they were designated as "Retirement Shares".
           On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995,
           Service shares transferred to Class A Shares, and as of June 30, 1996 and 1995, there were no shareholders in the Service Class. The return for the period from July 15, 1994 to June 1, 1995 for the Service Shares was 9.59%.

      (b)  Annualzied.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----56

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                      INCOME BOND FUND
                                                                    -----------------------------------------------------
                                                                                          FIDUCIARY
                                                                    -----------------------------------------------------
                                                                                    YEARS ENDED JUNE 30,
                                                                    -----------------------------------------------------
                                                                      1996       1995       1994       1993       1992
                                                                    ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................................  $    9.54  $    9.23  $   10.43  $   10.18  $    9.59
                                                                    ---------  ---------  ---------  ---------  ---------
Investment Activities
  Net investment income...........................................       0.65       0.64       0.54       0.66       0.71
  Net realized and unrealized gains (losses) from investments.....      (0.21)      0.35      (0.74)      0.38       0.59
                                                                    ---------  ---------  ---------  ---------  ---------
    Total from Investment Activities..............................       0.44       0.99      (0.20)      1.04       1.30
                                                                    ---------  ---------  ---------  ---------  ---------
Distributions
  Net investment income...........................................      (0.65)     (0.64)     (0.57)     (0.66)     (0.71)
  Net realized gains..............................................         --      (0.04)     (0.43)     (0.13)        --
                                                                    ---------  ---------  ---------  ---------  ---------
    Total Distributions...........................................      (0.65)     (0.68)     (1.00)     (0.79)     (0.71)
                                                                    ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
  END OF PERIOD...................................................  $    9.33  $    9.54  $    9.23  $   10.43  $   10.18
                                                                    ---------  ---------  ---------  ---------  ---------
                                                                    ---------  ---------  ---------  ---------  ---------
Total Return (Excludes Sales Charge)..............................       4.62%     11.29%     (2.54)%     10.62%     13.85%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............................  $ 520,239  $ 474,124  $ 560,071  $ 483,291  $ 376,898
  Ratio of expenses to average net assets.........................       0.59%      0.59%      0.53%      0.56%      0.49%
  Ratio of net investment income to average net assets............       6.76%      6.94%      5.35%      6.44%      7.18%
  Ratio of expenses to average net assets*........................       0.81%      0.86%      0.85%      0.90%      1.04%
  Ratio of net investment income to average net assets*...........       6.54%      6.67%      5.03%      6.10%      6.63%
  Portfolio Turnover (a)..........................................      95.52%    262.25%    131.04%    143.52%     32.50%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          57----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                         INCOME BOND FUND
                                                                      -------------------------------------------------------
                                                                                              CLASS A
                                                                      -------------------------------------------------------
                                                                                       YEARS ENDED JUNE 30,
                                                                      -------------------------------------------------------
                                                                        1996       1995       1994       1993      1992 (A)
                                                                      ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................................  $    9.54  $    9.22  $   10.43  $   10.16   $   10.06
                                                                      ---------  ---------  ---------  ---------  -----------
Investment Activities
  Net investment income.............................................       0.63       0.61       0.52       0.63        0.26
  Net realized and unrealized gains (losses) from investments.......      (0.23)      0.36      (0.75)      0.41        0.11
                                                                      ---------  ---------  ---------  ---------  -----------
    Total from Investment Activities................................       0.40       0.97      (0.23)      1.04        0.37
                                                                      ---------  ---------  ---------  ---------  -----------
Distributions
  Net investment income.............................................      (0.62)     (0.60)     (0.55)     (0.64)      (0.27)
  In excess of net investment income................................         --      (0.01)        --         --          --
  Net realized gains................................................         --      (0.04)     (0.43)     (0.13)         --
                                                                      ---------  ---------  ---------  ---------  -----------
    Total Distributions.............................................      (0.62)     (0.65)     (0.98)     (0.77)      (0.27)
                                                                      ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD.....................................................  $    9.32  $    9.54  $    9.22  $   10.43   $   10.16
                                                                      ---------  ---------  ---------  ---------  -----------
                                                                      ---------  ---------  ---------  ---------  -----------
Total Return (Excludes Sales Charge)................................       4.26%     10.90%     (2.33)%     10.58%      10.16%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................................  $  10,127  $   6,796  $   5,347  $   7,064  $      188
  Ratio of expenses to average net assets...........................       0.84%      1.01%      0.78%      0.77%       0.97 %(b)
  Ratio of net investment income to average net assets..............       6.51%      6.57%      5.25%      6.12%       6.58 %(b)
  Ratio of expenses to average net assets*..........................       1.16%      1.38%      1.20%      1.26%       1.27 %(b)
  Ratio of net investment income to average net assets*.............       6.19%      6.20%      4.83%      5.63%       6.28 %(b)
  Portfolio Turnover (c)............................................      95.52%    262.25%    131.04%    143.52%      32.50 %

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A commenced offering on February 18, 1992.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----58

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                       INCOME BOND FUND
                                                                                               ---------------------------------
                                                                                                            CLASS B
                                                                                               ---------------------------------
                                                                                                     YEARS ENDED JUNE 30,
                                                                                               ---------------------------------
                                                                                                 1996       1995      1994 (A)
                                                                                               ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................................................  $    9.62  $    9.29   $    9.97
                                                                                               ---------  ---------  -----------
Investment Activities
  Net investment income......................................................................       0.56       0.56        0.17
  Net realized and unrealized gains (losses) from investments................................      (0.21)      0.38       (0.70)
                                                                                               ---------  ---------  -----------
    Total from Investment Activities.........................................................       0.35       0.94       (0.53)
                                                                                               ---------  ---------  -----------
Distributions
  Net investment income......................................................................      (0.57)     (0.57)      (0.15)
  Net realized gains.........................................................................         --      (0.04)         --
                                                                                               ---------  ---------  -----------
    Total Distributions......................................................................      (0.57)     (0.61)      (0.15)
                                                                                               ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD..............................................................................  $    9.40  $    9.62   $    9.29
                                                                                               ---------  ---------  -----------
                                                                                               ---------  ---------  -----------
Total Return (Excludes Sales Charge).........................................................       3.65%     10.63%      (5.29)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                            $   6,110  $   1,887   $     723
  Ratio of expenses to average net assets....................................................       1.49%      1.49%       1.45%(b)
  Ratio of net investment income to average net assets.......................................       5.86%      6.16%       5.20 %(b)
  Ratio of expenses to average net assets*...................................................       1.81%      1.86%       1.84 %(b)
  Ratio of net investment income to average net assets*......................................       5.54%      5.80%       4.81 %(b)
  Portfolio Turnover (d).....................................................................      95.52%    262.25%     131.04 %

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 17, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          59----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                       INCOME BOND FUND
                                                                                                 ----------------------------
                                                                                                    SERVICE/RETIREMENT (A)
                                                                                                 ----------------------------
                                                                                                     YEARS ENDED JUNE 30,
                                                                                                 ----------------------------
                                                                                                     1995           1994
                                                                                                 -------------  -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD..........................................................................  $    9.05      $    9.97
                                                                                                    ------         ------
Investment Activities
  Net investment income........................................................................       0.49           0.12
  Net realized and unrealized gains (losses) from investments..................................       0.40          (0.94)
                                                                                                    ------         ------
    Total from Investment Activities...........................................................       0.89          (0.82    )
                                                                                                    ------         ------
Distributions
  Net investment income........................................................................      (0.51    )     (0.10    )
  In excess of net investment income
  Net realized gains...........................................................................      (0.04    )
                                                                                                    ------         ------
    Total Distributions........................................................................      (0.55    )     (0.10    )
                                                                                                    ------         ------
NET ASSET VALUE,
  END OF PERIOD................................................................................  $    9.39      $    9.05
                                                                                                    ------         ------
                                                                                                    ------         ------
Total Return (Excludes Sales Charge)...........................................................(a)                  (8.24    )%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............................................................  $      --      $      57
  Ratio of expenses to average net assets......................................................       1.24(b)        1.30(b)
  Ratio of net investment income to average net assets.........................................       5.85(b)        5.28(b)
  Ratio of expenses to average net assets*.....................................................       1.53(b)        1.59(b)
  Ratio of net investment income to average net assets*........................................       5.57(b)        4.99(b)
  Portfolio Turnover (d).......................................................................     262.25    %    131.04    %

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement
           Shares". On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June
           1, 1995, Service shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 9.93%.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----60

--------------------------------------------------------------------------------
Report of Independent Accountants
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1996
To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the Government ARM Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund and the Income Bond Fund (five series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each period presented except as noted in the next paragraph. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

The financial highlights for the two years in the period ended June 30, 1993 for the Intermediate Bond Fund were audited by other auditors whose report dated August 25, 1993 expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, except as noted in the second paragraph, present fairly, in all material respects, the financial position of the Government ARM Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund and the Income Bond Fund as of June 30, 1996, the results of their operations, the changes in their net assets and the financial highlights for each period presented, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 19, 1996

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS (101.7%):
                                         Alaska (2.5%):
$    1,000   Anchorage, 6.00%, 10/1/10..................  $   1,048
     3,625   North Slope Boro, GO, Series A, 5.90%,
               6/30/03..................................      3,794
     1,415   North Slope Boro, GO, Series B, 0.00%,
               6/30/04..................................        926
                                                          ---------
                                                              5,768
                                                          ---------
Arizona (4.8%):
     1,000   Educational Loan Marketing Corp., 7.30%,
               9/1/03, MBIA.............................      1,057
     1,000   Educational Loan Marketing Corp., 7.35%,
               9/1/04, Callable 9/1/99 @102**...........      1,056
       775   Educational Loan Marketing Corp., 7.38%,
               9/1/05, Callable 9/1/99 @102**...........        817
       400   Maricopa County Pollution Control Corp.,
               3.60%, 5/1/29, LOC: Bank of America*.....        400
     1,000   Maricopa County School District No. 4 Mesa
               United, GO, Series E, 5.55%, 7/1/04......      1,025
     1,000   Maricopa County School District No. 11
               Peoria, GO, 5.75%, 7/1/05................      1,049
     2,500   Maricopa County Unified School District No.
               097 Deer Valley, 5.10%, 7/1/06, GO,
               Callable 7/1/04 @102.....................      2,489
     1,500   Phoenix Airport Revenue, Series D, 6.00%,
               7/1/06, AMT, Callable 7/1/04 @102........      1,564
     1,305   Pima County Community College District, GO,
               6.38%, 7/1/07, Callable 7/1/06 @101......      1,428
                                                          ---------
                                                             10,885
                                                          ---------
California (2.8%):
     1,250   Housing Finance Agency Revenue, Series G,
               5.70%, 8/1/07, AMT, Callable 8/1/05
               @102.....................................      1,257
     3,000   Sacramento Municipal Utilities, 5.40%,
               11/15/06*................................      2,946
     1,000   San Francisco City & County Airports Common
               International Airport Revenue, 6.30%,
               5/1/11, Callable 5/1/02 @102.............      1,041
     1,040   South County Regional Wastewater Authority
               Revenue, 6.00%, 8/1/07, FGIC, Callable
               8/1/02 @102**............................      1,089
                                                          ---------
                                                              6,333
                                                          ---------
Colorado (9.8%):
     1,000   Adams County School District No. 12, GO,
               6.75%, 12/15/07, Callable 12/15/05
               @102.....................................      1,131

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                   Colorado, continued:
$    3,290   Arapahoe County Capital Improvements,
               0.00%, 8/31/03...........................  $   2,106
     1,135   Arapahoe County School District No. 001
               Englewood, GO, 0.00%, 11/1/09............        529
     1,580   Boulder County Revenue GO, 6.90%, 12/1/07,
               Callable 12/1/01 @101....................      1,703
     2,000   Denver City & County Airport Revenue,
               Series B, 5.75%, 11/15/09, AMT, Callable
               11/15/06 @102............................      1,976
     9,750   Denver City & County School District No. 1,
               GO, Series A, 0.00%, 12/1/06.............      5,477
     1,000   Denver City & County School District, No.
               1, GO, 5.50%, 6/1/07.....................      1,003
     1,000   El Paso County School District GO, Series
               B, 6.35%, 12/15/06.......................      1,093
     2,210   Fort Collins Wastewater Utility Enterprise
               Sewer Revenue, 5.25%, 12/1/07, Callable
               12/1/05 @100.............................      2,202
     3,260   Housing Finance Authority, Series A, 6.40%,
               8/1/06, Callable 8/1/02 @102.............      3,376
       405   Mountain College Residence Hall Authority,
               5.25%, 6/1/07, Callable 6/1/06 @101......        404
       430   Mountain College Residence Hall Authority,
               5.38%, 6/1/08, Callable 6/1/06 @101**....        429
       740   Student Obligation Bond Authority, Student
               Loan Revenue, Series A-3, 7.25%, 9/1/05,
               AMT, Callable 9/1/00 @100................        776
                                                          ---------
                                                             22,205
                                                          ---------
Connecticut (1.6%):
     1,000   Bridgeport, GO, 6.50%, 9/1/08                    1,083
     2,475   State, GO, Series B, 6.00%, 10/1/05........      2,636
                                                          ---------
                                                              3,719
                                                          ---------
District of Columbia (0.8%):
     1,000   3.80%, 10/1/07, LOC: Toronto Dominion
               Bank*....................................      1,000
       875   GO, Series B, 5.40%, 6/1/02................        887
                                                          ---------
                                                              1,887
                                                          ---------
Florida (3.9%):
     1,300   Broward County Housing Authority, 5.55%,
               7/1/09, Callable 7/1/06 @102.............      1,300
     1,000   Dade County Aviation Revenue, Series A,
               6.00%, 10/1/08, Callable 10/1/05 @102....      1,052

CONTINUED

----16

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                    Florida, continued:
$    2,000   Escambia County Housing Finance Authority,
               Multifamily Housing Revenue, 5.75%,
               4/1/04, Callable 4/1/99 @102.............  $   2,005
     2,300   Halifax Hospital Medical Center Florida,
               Series A, 4.00%, 10/1/19*................      2,300
     3,595   Osceola County Transportation Revenue,
               0.00%, 4/1/14, Callable 4/1/02 @47.62....      1,197
     1,000   State Division Bond Finance Department,
               General Services Revenue, 5.13%, 7/1/07,
               FSA, Callable 7/1/05 @101................        987
                                                          ---------
                                                              8,841
                                                          ---------
Georgia (3.2%):
     1,000   Atlanta Airport Facilities Revenue, Series
               A, 6.50%, 1/1/07.........................      1,104
     1,500   Atlanta Airport Facilities, 6.50%,
               1/1/08...................................      1,654
     1,000   Atlanta Airport Facilities, 5.25%, 1/1/09,
               Callable 1/1/07 @101.....................        964
     1,215   Columbus Water & Sewer Revenue, 6.30%,
               5/1/06, Callable 11/1/02 @102............      1,301
     2,000   State, GO, Series F, 6.50%, 12/1/01........      2,177
                                                          ---------
                                                              7,200
                                                          ---------
Hawaii (0.5%):
     1,000   Honolulu City & County, GO, Series A,
               5.60%, 4/1/07, FSA.......................      1,029
                                                          ---------
Idaho (2.4%):
     1,050   Student Loan Fund Marketing Assoc. Inc.,
               Student Loan Revenue, 6.25%, 4/1/98......      1,055
     2,250   Student Loan Fund Marketing Assoc. Inc.,
               Student Loan Revenue, 6.40%, 10/1/99.....      2,271
       705   Student Loan Fund Marketing Assoc. Inc.,
               5.88%, 4/1/99............................        706
     1,300   University of Idaho, 5.75%, 4/1/06.........      1,355
                                                          ---------
                                                              5,387
                                                          ---------
Illinois (5.7%):
     1,000   Chicago Metro Water Reclamation
               District--Greater Chicago Capital
               Improvements, GO, 7.25%, 12/1/12.........      1,180
     3,245   Chicago Metro Water Reclamation
               District--Greater Chicago Capital
               Improvements, GO, 6.25%, 12/1/14.........      3,321
     3,045   Chicago Park District GO, 6.35%, 11/15/08,
               Callable 5/15/05 @102....................      3,273
     1,450   Chicago Residual Revenue, 0.00%, 10/1/09,
               Callable 10/1/05 @78.60..................        586

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                   Illinois, continued:
$    1,140   Evanston Residential Mortgage, 6.38%,
               1/1/09, Callable 7/1/02 @102.............  $   1,190
     1,645   Health Facilities Authority Revenue, 6.13%,
               11/15/07, Callable 11/15/04 @102.........      1,719
       594   Health Facilities Authority Revenue, 7.90%,
               8/15/03..................................        608
     1,000   State, GO, 6.25%, 12/1/01, Callable 12/1/96
               @102.....................................      1,029
                                                          ---------
                                                             12,906
                                                          ---------
Indiana (4.5%):
     1,000   Fort Wayne Hospital Authority, Parkview
               Memorial Hospital Project, Series A,
               7.50%, 11/15/11, Callable 11/15/99
               @102.....................................      1,095
     2,885   Indianapolis Economic Development Revenue,
               6.38%, 12/1/04, AMT......................      3,007
     5,000   Rockport Pollution Control Revenue AEP-A,
               3.55%, 7/1/25, AMBAC*....................      5,000
     1,000   State Vocational Technical College Building
               Facilities Fee, 6.50%, 7/1/07, Callable
               1/1/05 @102..............................      1,096
                                                          ---------
                                                             10,198
                                                          ---------
Iowa (1.4%):
     1,655   Finance Authority Single Family Mortgage,
               Series F, 6.15%, 7/1/04, Callable 1/1/03
               @103.....................................      1,689
     1,500   Student Loan Liquidity Corp., Student Loan
               Revenue, Series C, 6.50%, 12/1/99........      1,573
                                                          ---------
                                                              3,262
                                                          ---------
Kansas (0.8%):
     1,750   Wichita Hospital Revenue, 6.25%, 10/1/10,
               Callable 10/1/02 @102....................      1,813
                                                          ---------
Louisiana (0.1%):
       257   Housing Agency Mortgage Revenue, 7.80%,
               12/1/09, Callable 6/1/04 @105............        284
                                                          ---------
Maryland (0.6%):
     1,150   Anne Arundel County, GO, Series B, 7.70%,
               3/15/06, AMT, Callable 3/15/99 @102......      1,258
                                                          ---------
Massachusetts (0.7%):
     1,465   Worcester, GO, Series A, 6.10%, 5/1/08,
               Callable 5/1/05 @102.....................      1,547
                                                          ---------
Michigan (0.5%):
     1,200   Detroit Convention Facilities, 5.10%,
               9/30/04..................................      1,198
                                                          ---------

CONTINUED

                                                                          17----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                      Minnesota (2.7%):
$    1,500   Detroit Lakes Health Care Facilities
               Revenue, 6.00%, 2/15/12, Connie Lee,
               Callable 2/15/03 @102....................  $   1,510
     1,500   Northern Municipal Power Agency Minnesota
               Electric, Series A, 5.90%, 1/1/07,
               Callable 1/1/03 @102.....................      1,563
     2,500   State, GO, 5.50%, 5/1/05...................      2,579
       400   University of Minnesota, 4.80%, 8/15/03....        391
                                                          ---------
                                                              6,043
                                                          ---------
Missouri (2.3%):
     1,895   Carthage Waterworks & Wastewater Treatment
               Systems, 6.30%, 7/1/09, MBIA, Callable
               7/1/04 @101**............................      1,985
     1,600   Kansas City Industrial Development
               Authority, Multifamily Housing Revenue,
               Series A, 5.63%, 7/1/05, AMT.............      1,615
     1,615   State Enviornmental Improvement & Energy
               Resource Authority, PCR, 5.25%, 12/1/07,
               Callable 12/1/06 @101....................      1,600
                                                          ---------
                                                              5,200
                                                          ---------
Nebraska (3.0%):
     2,500   Educational Finance Authortiy, 5.60%,
               1/1/07, Callable 1/1/06 @101.............      2,528
     2,250   Higher Education Loan Program, Series A-6,
               5.90%, 6/1/03, AMT.......................      2,271
     2,000   Public Power District, 5.70%, 1/1/05,
               Callable 1/1/03 @102**...................      2,073
                                                          ---------
                                                              6,872
                                                          ---------
Nevada (2.1%):
     1,000   State Municipal Bond Bank Project No.
               20-23-A, GO, 7.00%, 7/1/01, Callable
               7/1/96 @102..............................      1,054
       500   State Municipal Bond Bank Project, GO,
               5.00%, 11/1/06...........................        492
     3,010   Washoe County School District, GO, 6.13%,
               8/1/07, MBIA, Callable 8/1/02 @101.......      3,144
                                                          ---------
                                                              4,690
                                                          ---------
New Hampshire (0.6%):
     1,225   Higher Education & Health Facilities
               Authority Revenue, 6.25%, 1/1/06, Connie
               Lee, Callable 7/1/04 @102................      1,274
                                                          ---------
New Mexico (4.5%):
     1,000   Albuquerque, 6.50%, 7/1/11, Callable 7/1/00
               @105**...................................      1,048

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                 New Mexico, continued:
$    1,195   Educational Assistance Foundation, Student
               Loan Revenue, Series A, 6.45%, 4/1/99,
               AMT......................................  $   1,239
     2,070   Educational Assistance Foundation, Student
               Loan Revenue, Series A, 6.55%, 4/1/00,
               AMT......................................      2,158
     5,455   Educational Assistance Foundation, Student
               Loan Revenue, Series A, 6.85%, 4/1/05,
               AMT......................................      5,722
                                                          ---------
                                                             10,167
                                                          ---------
New York (0.7%):
     1,500   State Medical Care Facilities Financial
               Agency Revenue, 6.00%, 8/15/02...........      1,590
                                                          ---------
Ohio (0.9%):
     2,000   Cuyahoga County Hospital Revenue, Series
               96B, 6.00%, 1/15/05......................      2,109
                                                          ---------
Oregon (5.1%):
       850   Eugene Public Safety Facilities, GO, 6.00%,
               6/1/05...................................        905
       845   Eugene Public Safety Facilities, GO, 6.00%,
               6/1/06...................................        898
     2,350   Jackson County School District No. 5
               Ashland, GO, 5.70%, 6/1/07...............      2,428
     1,250   Lane County School District #52 Bethel, GO,
               6.00%, 6/1/06............................      1,328
     1,000   Metro Open Spaces Program, GO, Series A,
               5.00%, 9/1/04, Callable 9/1/03 @102......      1,003
     1,435   Port Portland Airport Revenue 6.75%,
               7/1/09, Series 7-A, Callable 7/1/01
               @101.....................................      1,542
     1,250   State Department Administrative Services,
               Series A, 5.25%, 5/1/08, Callable 5/1/06
               @101**...................................      1,229
     2,075   Washington County School District No 88,
               GO, 6.10%, 6/1/05, FSA...................      2,216
                                                          ---------
                                                             11,549
                                                          ---------
Pennsylvania (4.6%):
     3,500   Allegheny County, Series C-34, 0.00%,
               2/15/02, MBIA............................      3,619
     1,600   Dauphin County Industrial Development
               Authority, PCR, 6.00%, 1/1/08, MBIA......      1,600
     2,750   Indiana County Industrial Development
               Authority, PCR, Series A, 6.00%, 6/1/06..      2,906
     2,350   Philadelphia Airport Revenue, Series A,
               5.50%, 6/15/05, AMT......................      2,376
                                                          ---------
                                                             10,501
                                                          ---------

CONTINUED

----18

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                   Rhode Island (0.5%):
$    1,000   Housing & Mortgage Finance Corp., Series
               15-B, 6.20%, 10/1/06, MBIA, Callable
               4/1/04 @102..............................  $   1,027
                                                          ---------
South Carolina (1.8%):
       990   Hilton Head Island, GO, 5.40%, 8/1/08......        991
     1,045   Hilton Head Island, GO, 5.50%, 8/1/09......      1,046
     1,000   Piedmont Municipal Power Agency Electric
               Revenue, Series A, 7.25%, 1/1/22.........      1,021
     1,000   York County School District #3, GO, 5.40%,
               3/1/08, Callable 3/1/06 @101**...........      1,001
                                                          ---------
                                                              4,059
                                                          ---------
South Dakota (1.2%):
       925   Student Loan Assistance Corp., Series A,
               8.00%, 8/1/98, Callable 8/1/97 @102......        974
     1,545   Student Loan Assistance Corp., Student Loan
               Revenue, 7.63%, 8/1/06, AMT, Callable
               8/1/99 @102..............................      1,642
                                                          ---------
                                                              2,616
                                                          ---------
Tennessee (0.5%):
     1,050   Chattanooga-Hamilton County Hospital
               Authority, Hospital Revenue, 5.63%,
               10/1/09, FSA.............................      1,058
                                                          ---------
Texas (9.2%):
     2,800   Austin Housing Finance Corp., Single Family
               Mortgage Revenue, 0.00%, 12/1/11,
               Callable 12/1/05 @71.20..................      1,105
     1,000   Austin Utility Systems Revenue, 0.00%,
               5/15/08..................................        511
     5,000   Coastal Bend, 5.93%, 11/15/13*.............      4,956
     2,000   Grand Prairie Health Facilities, 6.50%,
               11/1/04..................................      2,168
     5,000   Harris County Capital Appreciation--Toll
               Rd--Sub Lien--A, GO, 0.00%, 8/15/03......      3,460
     1,455   Health Facilities Development Corp.,
               Hospital Revenue, 6.25%, 8/15/12,
               Callable 8/15/03 @102....................      1,509
     4,925   Hurst Euless Bedford Independent School
               District, GO, 0.00%, 8/15/09.............      2,316
     1,185   Housing Agency Residential Development
               Revenue, Series D, 8.40%, 1/1/21, AMT,
               Callable 7/1/99 @102.....................      1,244
     1,500   Panhandle--Plains Higher Education, 5.55%,
               3/1/05...................................      1,473
     1,000   Municipal Power Agency Revenue, 6.10%,
               9/1/08...................................      1,065

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                      Texas, continued:
$    1,000   San Antonio Electric & Gas, Series B,
               7.00%, 2/1/09, FSA, Callable 2/1/99
               @101.5...................................  $   1,063
                                                          ---------
                                                             20,870
                                                          ---------
Utah (2.4%):
     2,000   Intermountain Power Agency Power Supply
               Revenue, Series B, 6.50%, 7/1/09.........      2,182
     1,900   State Housing Finance Agency, 6.35%,
               7/1/12, AMT, Callable 1/1/05 @102........      1,912
     1,250   State Municipal Finance Corp., Local
               Government Revenue, 7.05%, 3/1/05, FSA,
               Callable 3/1/01 @100.....................      1,336
                                                          ---------
                                                              5,430
                                                          ---------
Vermont (0.4%):
     1,000   University of Vermont & State Agricultural
               College, Series 1973A, 5.80%, 7/1/13,
               Callable 7/1/96 @101.....................        994
                                                          ---------
Virginia (2.0%):
     1,000   State Housing Development Authority
               Commonwealth Management, Series
               C--Subseries C-9--RMK, 5.85%, 7/1/04,
               Callable 1/1/02 @102*....................      1,017
     2,000   State Housing Development Authority
               Commonwealth Mortgage, Series A, 6.80%,
               7/1/06, AMT, Callable 1/1/06 @102........      2,114
     1,340   State Housing Development Authority
               Commonwealth Mortgage, Series J, 6.65%,
               7/1/10, Callable 1/1/05 @102.............      1,397
                                                          ---------
                                                              4,528
                                                          ---------
Washington (4.7%):
     1,500   Clark County School District No. 114
               Evergreen, GO, 6.00%, 12/1/07............      1,585
     1,360   King County School District #400, GO,
               6.50%, 12/1/08...........................      1,475
     3,000   Snohomish County Public Utility District
               No. 1, Electric Revenue, 6.00%, 1/1/13,
               Callable 1/1/03 @102.....................      3,032
     1,000   State Public Power Supply System Nuclear
               Project #2 Revenue, Series A, 5.70%,
               7/1/02...................................      1,009
     2,150   State Public Power Supply System Nuclear
               Project #3 Revenue, Series B, 7.00%,
               7/1/05...................................      2,326
     1,200   State Nuclear Power Project #3, Series B,
               5.60%, 7/1/07, MBIA......................      1,204
                                                          ---------
                                                             10,631
                                                          ---------

CONTINUED

                                                                          19----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                  West Virginia (2.4%):
$    5,000   Kanawha-Putnam County, 0.00%, 12/1/16......  $   1,434
     2,600   Parkersburg Waterworks & Sewage System
               Revenue, 4.85%, 3/1/03...................      2,603
       260   Parkersburg Waterworks & Sewage System
               Revenue, 5.10%, 3/1/06...................        259
     1,000   State Housing Development, Series B, 7.20%,
               11/1/20, AMT, Callable 5/1/02 @102**.....      1,046
                                                          ---------
                                                              5,342
                                                          ---------
Wisconsin (0.2%):
     1,500   Center District Tax Revenue Capital
               Appreciation, Senior Dedicated, Series A,
               0.00%, 12/15/18..........................        394
                                                          ---------
Wyoming (3.3%):
     1,395   Sweetwater County School District No. 2,
               Green River, GO, 7.00%, 6/1/04...........      1,567

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                    Wyoming, continued:
$    2,230   Uinta County School District No. 1, Series
               A, 6.88%, 6/1/02.........................  $   2,408
       790   University of Wyoming, University Revenues,
               7.10%, 6/1/10, Callable 6/1/00 @101......        864
     2,600   Student Loan Corp., Student Loan Revenue,
               4.10%, 1/30/96, AMT, GSL*................      2,600
                                                          ---------
                                                              7,439
                                                          ---------
  Total Municipal Bonds                                     230,103
                                                          ---------
INVESTMENT COMPANIES (0.2%):
       472   Provident Municash Tax-Free Money Market
               Fund.....................................        472
                                                          ---------
  Total Investment Companies                                    472
                                                          ---------
Total (Cost--$227,749) (a)                                $ 230,575
                                                          ---------
                                                          ---------

------------

Percentages indicated are based on net assets of $226,262.

      (a)  Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $19. Cost for  federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation.....................................................  $   3,404
Unrealized depreciation.....................................................       (597)
                                                                              ---------
Net unrealized appreciation.................................................  $   2,807
                                                                              ---------
                                                                              ---------

           Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in
        *  effect at June 30, 1996.
       **  Additional put and demand features exist allowing the Fund to require the repurchase of the instrument within  variable time periods at variable amounts.

AMBAC      Insured by AMBAC Indemnity Corporation
AMT        Alternative Minimum Tax Paper
FGIC       Insured by Financial Guaranty Insurance Corp.
FSA        Insured by Financial Security Assurance
GO         General Obligation
GSL        Guaranteed Student Loans
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Insurance Association
PCR        Pollution Control Revenue

SEE NOTES TO FINANCIAL STATEMENTS.

----20

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS (71.0%):
                                         Alaska (2.4%):
$    1,500   Home Mortgage Revenue Refunding, 8.00%,
               3/1/09, Callable 12/1/00 @102............  $   1,614
       290   Juneau City & Boro Home Mortgage Revenue,
               8.00%, 2/1/09............................        312
     5,000   North Slope Boro, GO, Series A, 0.00%,
               6/30/04..................................      3,287
     1,325   North Slope Boro, GO, Series A, 0.00%,
               6/30/05..................................        819
     1,000   State Housing Finance Corp., Insured
               Mortgage Program 1st Series, 7.65%,
               12/1/10..................................      1,023
        30   State Housing Finance Corp., Revenue, Local
               Guaranteed Housing, 8.20%, 12/1/97.......         31
                                                          ---------
                                                              7,086
                                                          ---------
Arizona (1.0%):
     1,210   Maricopa County, Industrial Development,
               Multi-Family Housing Revenue, Series A,
               6.25%, 7/1/06............................      1,204
     1,800   Maricopa County, PCR, 5/1/29, LOC: Bank of
               America*.................................      1,800
                                                          ---------
                                                              3,004
                                                          ---------
Arkansas (3.6%):
       427   Drew County, Public Facilities Board,
               7.90%, 8/1/11, Callable 8/1/03 @103......        456
       185   Drew County, Public Facilities Board,
               7.75%, 8/1/11, Callable 2/1/04 @100......        196
       633   Jacksonville, Residential Housing
               Facilities Board, Single Family Mortgage
               Revenue, 7.90%, 1/1/11, Callable 7/1/03
               @103.....................................        688
       298   Jacksonville, Residential Housing
               Facilities Board, Single Family Mortgage
               Revenue, 7.75%, 1/1/11, Callable 7/1/05
               @103.....................................        317
     1,000   Jefferson County, PCR, Power & Light Co.
               Project 6.13%, 10/1/07, Callable 4/1/06
               @100.....................................      1,001
       334   Lonoke County, Residential Housing
               Facilities Board, Single Family Mortgage
               Revenue, 7.38%, 4/1/11, Callable 4/1/03
               @103.....................................        355
       743   Lonoke County, Residential Housing
               Facilities Board, Single Family Mortgage
               Revenue, 7.90%, 4/1/11, Series A-2,
               FNMA.....................................        799

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                   Arkansas, continued:
$    1,560   Pope County, Residential Facilities Housing
               Board Mortgage Revenue, 7.75%, 9/1/11,
               Series B, Callable 8/1/02 @102...........  $   1,667
     2,550   State Development Authority Revenue
               Refunding, 8.00%, 8/15/11, FHA, Callable
               8/15/01 @103.............................      2,743
     3,650   State Development Finance Authority
               Revenue, 0.00%, 12/1/11..................      1,167
       110   State Development Finance Authority
               Revenue, State Single Family Housing,
               7.70%, 12/1/14, Callable 6/1/97 @102.....        114
       584   Stuttgart Public Facilities Board Revenue,
               7.90%, 9/1/11, Series A-2, Callable
               9/1/03 @103..............................        635
       293   Stuttgart Public Facilities Board Revenue,
               7.75%, 9/1/11, Series B, Callable 3/1/06
               @103.....................................        314
                                                          ---------
                                                             10,452
                                                          ---------
California (1.9%):
     1,255   Fairfield Water, Revenue Capital
               Appreciation, 0.00%, 4/1/15, Callable
               4/1/05 @56.75............................        385
       680   Housing Finance Agency, Revenue Local or
               Guaranteed Housing, 8.63%, 8/1/15, series
               B, Callable 8/1/00 @100..................        704
     1,000   Housing Finance Agency, Revenue State
               Single Family Housing, 7.88%, 8/1/19,
               Series F, Callable 8/1/98 @102...........      1,045
       975   Redondo Beach, Redevelopment Agency,
               Residential Mortgage Revenue, 6.25%,
               6/1/11, Series B, Callable 6/1/03 @100...        979
     2,135   Sacramento Municipal Utility District,
               Electric Revenue, Series P, 6.00%,
               7/1/15, Callable 7/1/96 @100.............      2,125
     1,000   Southern, Public Power Authority,
               Transmission Project, Revenue Capital
               Appreciation, 0.00%, 7/1/15, MBIA........        322
                                                          ---------
                                                              5,560
                                                          ---------
Colorado (11.8%):
     1,000   Aurora Single Family Mortgage Revenue,
               0.00%, 9/1/15............................        278
     1,000   Aurora Golf Course, Saddle Rock Project,
               5.70%, 12/1/05...........................        981
     2,430   Brush Creek Metropolitan District, GO,
               Refunding, 6.70%, 11/15/09, Callable
               11/15/03 @101............................      2,550

CONTINUED

                                                                          21----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                   Colorado, continued:
$    1,410   Central City Water Revenue, GO, Water
               Utility Improvements, 7.40%, 12/1/07,
               Callable 12/1/02 @100....................  $   1,595
       655   Central City Water Revenue, GO, Water
               Utility Improvements, 7.50%, 12/1/12,
               Callable 12/1/02 @100....................        744
       400   Central City Water Revenue, Water Utility
               Improvements, 8.63%, 9/15/11, Callable
               9/15/02 @100.............................        417
     1,250   Eagle's Nest Metropolitan District, GO,
               Refunding, 6.50%, 11/15/17...............      1,258
       291   El Paso County Home Mortgage, Series C,
               8.30%, 9/20/18...........................        312
     1,080   El Paso County Single Family Mortgage
               Revenue, 0.00%, 9/1/15...................        337
     1,445   Englewood Multi-Family Housing Mark
               Apartment Revenue, Series B, 6.00%,
               12/15/18, LOC: Citibank, Callable
               12/15/03 @100............................      1,386
       585   Housing Finance Authority, Capital
               Appreciation Single Family Revenue, 1985
               Series A, 0.00%, 9/1/14..................         84
       355   Housing Finance Authority, GO, Refunding,
               Series A, 6.90%, 5/1/01..................        375
     2,660   Housing Finance Authority, Multi-Family
               Insured Mortgage Revenue, 6.00%,
               10/1/25..................................      1,970
       875   Housing Finance Authority, Multi-Family
               Insured Mortgage Revenue, 9.00%,
               10/1/25..................................        881
     1,725   Housing Finance Authority, Revenue
               Refunding, Series A, 6.80%, 8/1/14,
               Callable 8/1/02 @102.....................      1,783
       705   Housing Finance Authority, Single Family
               Program, Series D, 5.75%, 12/1/03........        703
       995   Housing Finance Authority, Single Family
               Program, Series B, 6.13%, 5/1/13,
               Callable 11/1/04 @103....................      1,005
       750   Housing Finance Authority, Single Family
               Program, Series D-2, 7.10%, 6/1/14.......        808
     1,740   Housing Finance Authority, Single Family
               Program, Series B-2, 7.50%, 12/1/16,
               Callable 6/1/05 @105.....................      1,923
     1,000   Housing Finance Authority, Single Family
               Program, Series C-2, 7.45%, 6/1/17,
               Callable 6/1/05 @105.....................      1,100
       520   Housing Finance Authority, Single Family
               Program, Series D-1, 6.60%, 8/1/17,
               Callable 8/1/01 @102.....................        524

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                   Colorado, continued:
$      275   Housing Finance Authority, Single Family
               Program, Series B-2, 6.90%, 8/1/17,
               Callable 2/1/01 @102.....................  $     284
       930   Housing Finance Authority, Single Family
               Program, Series B, 7.50%, 11/1/24,
               Callable 11/1/04 @105....................      1,025
     1,435   Jefferson County Single Family Revenue
               Refunding, 8.88%, 10/1/13, Callable
               4/1/01 @103..............................      1,538
     4,525   Meridian Metropolitan District, GO, 7.50%,
               12/1/11, Callable 12/1/01 @101...........      4,894
     1,500   Mesa County Residual Revenue Refunding,
               0.00%, 12/1/11...........................        602
       400   Mountain Village Metropolitan District, San
               Miguel County, 7.95%, 12/1/03, GO,
               Callable 12/1/02 @101....................        440
     1,980   Mountain Village Metropolitan District, San
               Miguel County, 8.10%, 12/1/11, GO,
               Callable 12/1/02 @101....................      2,201
       500   Telluride Housing Authority Housing
               Revenue, Shandoka Apartments Project,
               7.50%, 6/1/12, Callable 6/1/02 @101......        524
     1,500   Telluride Housing Authority Housing Revenue
               Shandoka Apartments Project, 7.50%,
               6/1/23, Callable 6/1/03 @101.............      1,566
                                                          ---------
                                                             34,088
                                                          ---------
Connecticut (0.6%):
     1,620   State Housing Mortgage, Series A, 7.63%,
               11/15/17, Callable 11/15/96 @103**.......      1,676
                                                          ---------
Delaware (0.1%):
     1,270   New Castle County, Single Family Mortgage
               Revenue, 0.00%, 11/1/16..................        168
                                                          ---------
Florida (3.6%):
        35   Duval County Housing Finance Authority,
               Single Family Mortgage Revenue, GNMA,
               Series C, 7.30%, 9/1/15, Callable 9/1/00
               @103.....................................         36
     3,650   Duval County Housing Finance Authority,
               Single Family Mortgage Revenue, GNMA,
               7.35%, 7/1/24, Callable 1/1/03 @103......      3,837
     1,000   Halifax Hospital Medical Center, Series A,
               10/1/19*.................................      1,000
       580   Housing Finance Agency, Home Ownership
               Revenue, GNMA, 7.50%, 9/1/14, Callable
               9/1/00 @102..............................        612

CONTINUED

----22

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                    Florida, continued:
$    8,645   Plantation Water & Sewer, 0.00%, 3/1/07....  $   4,740
                                                          ---------
                                                             10,225
                                                          ---------
Georgia (0.9%):
     2,500   Cobb County Housing Authority Pass thru
               Certificates, Signature Series B, 9.00%,
               10/1/10..................................      2,562
                                                          ---------
Idaho (1.0%):
     3,000   Health Facility Authority Revenue, St.
               Lukes Regional Medical Center Project,
               5/1/22, LOC: Credit Suisse*..............      3,000
                                                          ---------
Illinois (3.1%):
     5,890   Addison Alton Electric Public Improvements
               Revenue, 0.00%, 7/1/11, Callable 7/1/04
               @62.04...................................      2,235
     4,595   Bolingbrook Mortgage Revenue, Capital
               Appreciation, Sub Series 1, 0.00%,
               1/1/11...................................      1,596
       920   Danville Single Family Mortgage Revenue
               Refunding, 7.30%, 11/1/10, Callable
               11/1/03 @102.............................        957
     3,530   Freeport Single Family Mortgage Revenue
               0.00%, 8/1/10, Callable 10/1/01 @48.96...      1,143
     4,685   Moline Mortgage Revenue Capital
               Appreciation, Sub Series 1, 0.00%,
               5/1/02...................................      1,629
       645   Quincy Single Family Mortgage Revenue,
               Refunding, 6.88%, 3/1/10, Callable 3/1/04
               @102.....................................        675
       585   Rock Island Residential Mortgage Revenue
               Refunding, 7.70%, 9/1/08, Callable 9/1/02
               @102.....................................        622
                                                          ---------
                                                              8,857
                                                          ---------
Indiana (1.4%):
     2,250   Marion County Hospital Authority Revenue,
               6.50%, 9/1/13, Callable 9/1/99 @102......      2,349
     1,720   State Toll Finance Authority, Toll Road
               Revenue, 6.00%, 7/1/15, Callable 7/1/97
               @100.....................................      1,720
                                                          ---------
                                                              4,069
                                                          ---------
Iowa (1.4%):
       650   Davenport Home Ownership Mortgage Revenue
               Refunding, 7.90%, 3/1/10, Callable 9/1/04
               @102.....................................        686

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                       Iowa, continued:
$    2,535   Finance Authority, Single Family Revenue
               Mortgage Backed Securities Program,
               Series C, 6.40%, 7/1/19, Callable 1/1/05
               @102.....................................  $   2,574
       925   Salix, PCR, Gas & Electric Project, 5.75%
               6/1/03...................................        930
                                                          ---------
                                                              4,190
                                                          ---------
Kansas (3.0%):
       800   Ford County, Single Family Mortgage
               Revenue, 7.90%, 8/1/10...................        860
     2,250   Johnson County, Single Family Mortgage
               Revenue, 7.10%, 5/1/12...................      2,410
       640   Labette County, Single Family Mortgage
               Revenue, 8.40%, 12/1/11..................        678
       615   Reno County, Mortgage Revenue, 8.70%,
               9/1/11...................................        646
     2,400   Reno & Labette County, Single Family
               Revenue, 0.00%, 12/1/15..................        739
       465   Sedwick & Shawnee County, Single Family
               Revenue, 7.80%, 5/1/14...................        507
       450   Sedwick & Shawnee County, Single Family
               Revenue, 8.05%, 5/1/14...................        493
       470   Sedwick & Shawnee County, Single Family
               Revenue, 7.80%, 11/1/24..................        518
       950   Sedwick County, Single Family Revenue,
               8.20%, 5/1/14............................      1,058
       750   Wichita, Single Family Mortgage Revenue,
               7.10%, 9/1/09............................        776
                                                          ---------
                                                              8,685
                                                          ---------
Kentucky (0.7%):
     1,930   Meade County, PCR, Olin Corp. Project,
               6.00%, 7/1/07, Callable 7/1/96 @100......      1,920
                                                          ---------
Louisiana (1.7%):
       900   Calcasieu Parish Public Transportation
               Authority, 0.00%, 5/1/13.................        277
     1,010   Iberia Home Mortgage Authority, 7.38%,
               1/1/11...................................      1,075
     1,731   Public Facilities Authority, 8.45%,
               12/1/12..................................      1,826
       108   Public Facilities Authority, 7.50%,
               10/1/15..................................        114
     5,335   Public Facilities Authority, 0.00%,
               12/1/19..................................      1,262
       279   St. Mary, Public Finance Authority, 7.63%,
               3/25/12..................................        301
                                                          ---------
                                                              4,855
                                                          ---------
Maine (0.5%):
     1,500   Skowhegan, PCR, Scott Paper Co. Project,
               5.90%, 11/1/13...........................      1,523
                                                          ---------

CONTINUED

                                                                          23----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                  Massachusetts (0.7%):
$    1,920   State Port Authority Revenue, 7.13%,
               7/1/12, Callable 7/1/96 @100.5**.........  $   1,934
                                                          ---------
Michigan (2.2%):
     2,000   Farmington Hills Economic Development
               Corp., 2/15/96*..........................      2,000
     2,000   State Hospital Finance Authority Revenue,
               Mercy Mount Clemens Corp., 6.25%,
               5/15/11, Callable 5/15/01 @102...........      2,037
     1,395   State Housing Development Authority, 7.50%,
               6/1/15...................................      1,468
       880   State Housing Development Authority, 7.70%,
               12/1/16..................................        913
                                                          ---------
                                                              6,418
                                                          ---------
Minnesota (0.3%):
     2,950   Minneapolis Mortgage Revenue, 0.00%,
               10/1/12..................................        975
                                                          ---------
Missouri (1.5%):
     1,425   Carthage Waterworks & Wastewater, Series B,
               6.50%, 7/1/16, Callable 7/1/04 @101**....      1,460
       665   Grandview Industrial Development Authority,
               9.25%, 5/15/08...........................        648
     2,295   Jackson County Industrial Development
               Authority, 10.00%, 3/1/10................      2,309
                                                          ---------
                                                              4,417
                                                          ---------
Montana (0.9%):
     1,562   Green Plaza Housing Inc., 10.43%, 1/1/22...      1,624
     1,000   State Board Housing Revenue, 6.40%,
               12/1/12..................................      1,021
                                                          ---------
                                                              2,645
                                                          ---------
Nebraska (0.3%):
     4,545   Finance Authority, Single Family Revenue,
               0.00%, 12/15/13..........................        775
                                                          ---------
Nevada (0.1%):
       430   Housing Division, 6.20%, 10/1/15...........        433
                                                          ---------
New Jersey (0.6%):
       710   State Housing & Mortgage Finance Agency,
               8.38%, 4/1/17............................        747
       935   State Housing & Mortgage Finance Agency,
               7.38%, 10/1/17...........................        982
                                                          ---------
                                                              1,729
                                                          ---------
New Mexico (1.6%):
       540   Bernalillo County, 7.00%, 11/1/08..........        534
       445   Hobbs, Single Family Mortgage Revenue
               Refunding, 8.75%, 7/1/11.................        479

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                 New Mexico, continued:
$      180   Las Cruces Housing Development Corp.,
               Multifamily Revenue Refund Mortgage,
               Sub-Series B, 9.00%, 10/1/03.............  $     183
     1,140   Las Cruces Housing Development Corp.,
               Multi-Family Revenue Refunding, Series A,
               6.40%, 10/1/19...........................      1,132
       430   Mortgage Financial Authority Refunding,
               Single Family Mortgage, Series A-2,
               6.85%, 7/1/12............................        448
     1,845   Mortgage Finance Authority Revenue
               Refunding 6.90%, 7/1/24, Callable 7/1/02
               @102.....................................      1,913
                                                          ---------
                                                              4,689
                                                          ---------
North Carolina (2.1%):
       515   East Power Agency, Series E, 6.50%, 1/1/24,
               AMBAC, Callable 1/1/97 @100..............        515
     5,350   Municipal Power Agency No. 1, Catawba
               Electric Revenue, Series B, 6.00%,
               1/1/20...................................      5,245
       475   Municipal Power Agency, Series B, 6.00%,
               1/1/20, Callable 1/1/97 @100.............        475
                                                          ---------
                                                              6,235
                                                          ---------
Ohio (0.8%):
       960   Housing Financial Agency, Single Family
               Mortgage Revenue, GNMA, Series D, 7.00%,
               9/1/11, Callable 9/1/01 @100.............      1,012
     1,100   Housing Financial Agency, Single Family
               Mortgage, Series D, 7.05%, 9/1/16........      1,157
                                                          ---------
                                                              2,169
                                                          ---------
Oregon (0.1%):
       350   Eugene Trojan Nuclear Project Revenue,
               5.90%, 9/1/09, Callable 9/1/96 @100......        350
                                                          ---------
Pennsylvania (1.6%):
     2,000   Greene County Industrial Development
               Authority, PCR, 6.10%, 2/1/07, Callable
               2/1/97 @100..............................      2,003
     2,515   Pittsburgh Urban Redevelopment Authority
               Mortgage Revenue, Series A, 8.35%,
               10/1/14..................................      2,643
                                                          ---------
                                                              4,646
                                                          ---------
South Carolina (2.2%):
     2,185   Piedmont Municipal Power Agency, Electric
               Revenue Refunding, Series A, 7.25%,
               1/1/22, Callable 1/1/98 @100.............      2,232
     2,250   State Electric Expansion System, 5.88%,
               7/1/18, Callable 7/1/96 @100.............      2,238

CONTINUED

----24

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                             South Carolina, continued:
$    2,000   State Housing Authority, Single Family
               Mortgage Purchase, 7.00%, 7/1/11.........  $   2,035
                                                          ---------
                                                              6,505
                                                          ---------
South Dakota (2.7%):
     5,240   Health & Educational Facility Authority
               Revenue, St. Lukes Midland Regional
               Medical, 6.63%, 7/1/11, Callable 7/1/01
               @102.....................................      5,606
     2,000   Student Loan Assistance, 7.63%, 8/1/06,
               Callable 08/01/99 @102**.................      2,117
                                                          ---------
                                                              7,723
                                                          ---------
Tennessee (1.2%):
       995   Housing Development Agency Homeownership
               Program, Series P, 7.70%, 7/1/16.........      1,041
       665   La Follette Housing Development Corp., FHA,
               Series A, 6.25%, 1/1/16, MBIA............        668
       380   La Follette Housing Development Corp., FHA
               , Series A, 6.38%, 1/1/20, MBIA..........        379
     1,295   Memphis Health, Educational & Housing
               Refunding Multi-Family, 7.38%, 1/20/27...      1,365
                                                          ---------
                                                              3,453
                                                          ---------
Texas (9.6%):
     1,385   Beaumont Housing Finance Corporation
               Refunding, 9.20%, 3/1/12.................      1,500
     1,765   Bexar County Housing Finance Corp.,
               Residual Revenue Capital Appreciation,
               0.00%, 3/1/15, GO, Callable 9/1/03
               @49.36...................................        542
     2,500   Central Housing Finance Corp., Single
               Family Mortgage Revenue, 0.00%, 9/1/16...        725
     5,055   Dallas County Housing Mortgage Revenue,
               0.00%, 1/1/17............................        680
     4,000   Dallas -- Fort Worth Regulation Airport
               Revenue, 6.10%, 11/1/07..................      4,000
       725   El Paso Housing Finance Corporation,
               Mortgage Refunding Single Family, Series
               A, 8.75%, 10/1/11........................        782
     2,755   Fort Worth Housing Finance Corporation
               Refunding, 8.50%, 10/1/11................      2,973
     1,685   Galveston Property Finance Authority
               Income, Single Family Mortgage Revenue,
               Series A, 8.50%, 9/1/11, Callable 9/1/01
               @103.....................................      1,819

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                      Texas, continued:
$      600   North Higher Education Authority, Student
               Loan Revenue, Series D, AMBAC, 6.88%,
               4/1/02, Callable 4/1/00 @102.............  $     629
       800   Red River Authority, PCR, 6.63%, 3/1/09....        802
     4,000   Sabine River Authority, PCR, 8.20%, 7/1/14,
               Callable 7/1/96 @102**...................      4,091
     2,000   San Antonio Hotel Occupancy Revenue, 0.00%,
               8/15/17..................................        558
       485   San Antonio Housing Corp., 2nd Mortgage,
               American Foundation Housing, Series B,
               9.50%, 12/1/05, Callable 6/1/04 @102.....        478
     2,530   Socorro Independent School District, 0.00%,
               9/1/11, GO...............................      1,035
     1,555   Southeast Housing Finance Corp. Residual
               Revenue Capital Appreciation, Series A,
               0.00%, 11/1/14...........................        491
    15,810   State Department of Housing & Community
               Affairs, Single Family Revenue Capital
               Appreciation, Refunding Mortgage, Jr.
               Lien, Series A, 0.00%, 3/1/15............      4,483
     1,950   Travis County Housing Finance Corp., Single
               Family Mortgage Revenue Refunding, GNMA &
               FNMA, Series A, 6.25%, 4/1/19............      1,993
       220   Travis County Housing Finance Corp.,
               Residential Mortgage Revenue, GNMA &
               FNMA, Series A, 7.00%, 12/1/11...........        230
                                                          ---------
                                                             27,811
                                                          ---------
Utah (1.3%):
     1,200   Salt Lake County, PCR Revenue, Service
               Station Holdings Project, 2/1/08 3.60%*..      1,200
     2,340   State Housing Finance Authority, Single
               Family Mortgage, 5.88%, 7/1/08...........      2,364
       310   State Housing Finance Agency, Single Family
               Mortgage, Series A-1, 6.90%, 7/1/12......        323
                                                          ---------
                                                              3,887
                                                          ---------
Virginia (0.3%):
       770   Virginia Beach Development Authority,
               Multi-Family Housing Revenue, 2nd
               Mortgage, Series B, 8.75%, 1/15/08.......        753
                                                          ---------

CONTINUED

                                                                          25----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                     Washington (0.1%):
$      403   Skagit County Housing Authority, Low Income
               Housing Assistance Revenue, GNMA, Sea Mar
               Project, 7.00%, 6/20/03..................  $     428
                                                          ---------
West Virginia (0.4%):
       230   Parkersburg Waterworks & Sewers, 5.10%,
               9/1/06...................................        229
       800   State Housing Development Fund Revenue,
               6.13%, 7/1/13, Callable 7/1/97 @100......        806
                                                          ---------
                                                              1,035
                                                          ---------
Wisconsin (1.1%):
     2,700   Center District Tax Revenue Capital
               Appreciation, Senior Dedicated, Series A,
               0.00%, 12/15/18..........................        709
     2,450   State, Series A, 7.50%, 1/1/15, Callable
               1/1/97 @101.5**..........................      2,506
                                                          ---------
                                                              3,215
                                                          ---------
Wyoming (0.6%):
       180   Community Development Authority, Single
               Family Mortgage, Series A, FHA, 6.88%,
               6/1/14, Callable 6/1/01 @102.............        182
     1,550   Student Loan Corp. Revenue, 12/1/05*.......      1,550
                                                          ---------
                                                              1,732
                                                          ---------
  Total Municipal Bonds                                     205,877
                                                          ---------
ALTERNATIVE MINIMUM TAX PAPER (29.5%):
Arkansas (0.3%):
       965   State Development Finance Authority
               Revenue, State Single Family Housing,
               7.75%, 4/1/21, Callable 4/1/99 @102......      1,005
                                                          ---------
California (2.0%):
        65   Housing Finance Agency Revenue, State
               Single Family Housing, Series C, 7.45%,
               8/1/11...................................         68
     1,330   Housing Finance Mortgages, Series F, 7.50%,
               2/1/23, Callable 8/1/05 @102**...........      1,448
       350   Rural Home Mortgage Finance Authority,
               Single Family Mortgage Revenue, 7.25%,
               12/1/24, Callable 12/1/04 @103...........        366
     1,685   Rural Home Mortgage Financing Authority,
               5.30%, 11/1/05...........................      1,682
     1,000   Rural Home Mortgage Financing Authority,
               7.55%, 11/1/26...........................      1,101

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
ALTERNATIVE MINIMUM TAX PAPER, CONTINUED:
                                 California, continued:
$    1,000   Rural Home Mortgage Financing Authority,
               6.45%, 5/1/27............................  $   1,096
                                                          ---------
                                                              5,761
                                                          ---------
Colorado (3.2%):
     1,000   Denver City & County Airport, Series C,
               6.75%, 11/15/13, Callable 11/15/07 @
               100**....................................      1,060
     2,500   Denver City & County Airport Revenue,
               5.63%, 11/15/08, Callable 11/15/06
               @102**...................................      2,466
       485   Housing Finance Authority, Single Family
               Program, Sub Series A, 6.50%, 12/1/02....        494
       880   Housing Finance Authority, Single Family
               Program, Series E, 6.25%, 12/1/09,
               Callable 12/1/04 @103....................        892
     1,000   Housing Finance Authority, Single Family
               Program, Series B-1, 7.90%, 12/1/25,
               Callable 6/1/05 @105.....................      1,110
     3,000   Housing Financing Authority, Single Family
               Program, Series A-1, 7.40%, 11/1/27,
               Callable 5/1/96 @105**...................      3,237
                                                          ---------
                                                              9,259
                                                          ---------
Florida (4.9%):
     1,250   Brevard County Housing Finance Authority,
               Family Mortgage Revenue, 6.13%, 9/1/09,
               Callable 9/1/04 @102.....................      1,259
     1,000   Leon County Housing Finance Authority,
               Multi-County Progress, Series B, 7.30%,
               1/1/28...................................      1,083
       880   Manatee County Housing Finance Authority
               Mortgage Revenue, Sub Series 1, 8.38%,
               5/1/25...................................        968
     3,145   Manatee County Housing Finance Authority
               Mortgage Revenue, 6.88%, 11/1/26,
               Callable 5/1/06 @105**...................      3,374
     1,405   Palm Beach County Housing Finance
               Authority, Single Family Mortgage
               Revenue, Series A, 6.38%, 10/1/06,
               Callable 10/1/04 @102....................      1,423
     1,205   Pinellas County Housing Finance Authority,
               Single Family Mortgage Revenue, 6.25%,
               8/1/12, Callable 2/1/05 @102.............      1,215
     1,000   Pinellas County Housing Finance Authority,
               Single Family Mortgage Revenue,
               Multi-County Series A, 6.35%, 2/1/17,
               Callable 2/1/05 @102.....................      1,018

CONTINUED

----26

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
ALTERNATIVE MINIMUM TAX PAPER, CONTINUED:
                                    Florida, continued:
$    1,500   Pinellas County Housing Finance Authority,
               Single Family Mortgage Revenue, Series A,
               5.00%, 10/1/25, Callable 4/1/06 @102**...  $   1,462
     2,370   Polk County Housing Finance Authority,
               Series A, 7.88%, 9/1/22, Callable 3/1/00
               @103.....................................      2,514
                                                          ---------
                                                             14,316
                                                          ---------
Georgia (0.4%):
     1,010   De Kalb County Housing Authority Revenue,
               State Single Family Housing, 7.65%,
               6/1/18, Callable 6/1/04 @100.............      1,056
                                                          ---------
Illinois (2.2%):
       355   Aurora, Single Family Mortgage Revenue
               Refunding, Series B, 8.05%, 9/1/25.......        390
       215   Aurora Kane & Du Page Counties, Single
               Family Revenue Mortgage, Series A, 7.95%,
               10/1/25..................................        232
     3,455   Chicago, Single Family Mortgage Revenue,
               Series A, 7.00%, 9/1/27, Callable 3/1/06
               @105**...................................      3,752
     1,500   Chicago, Single Family Mortgage, Series B,
               7.63%, 9/1/27, Callable 6/15/06 @105**...      1,645
       245   Housing Development Authority, Resident
               Mortgage Revenue, Series A, 7.35%,
               8/1/10, Callable 8/1/01 @102.............        254
                                                          ---------
                                                              6,273
                                                          ---------
Indiana (0.4%):
     1,000   State Housing Financing Authority, Series
               A-2, 6.45%, 7/1/14, Callable 7/1/05
               @102.....................................      1,020
                                                          ---------
Iowa (0.3%):
       715   Finance Authority, Single Family Revenue,
               GNMA, 7.90%, 11/1/22, Callable 11/1/99
               @102.....................................        750
                                                          ---------
Kentucky (0.8%):
     2,160   Sedgwick County, GNMA, Series B, 7.80%,
               6/1/22, Callable 6/1/00 @103.............      2,264
                                                          ---------
Maine (0.1%):
       300   State Housing Authority, 6.90%, 11/15/01...        312
                                                          ---------
Massachusetts (0.5%):
       335   State Housing Finance Agency, 7.00%,
               12/1/23..................................        340

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
ALTERNATIVE MINIMUM TAX PAPER, CONTINUED:
                              Massachusetts, continued:
$      985   State Housing Finance Agency, 7.13%,
               6/1/25...................................  $   1,024
                                                          ---------
                                                              1,364
                                                          ---------
Michigan (0.2%):
       645   State Housing Development Authority, 7.65%,
               12/1/12..................................        679
                                                          ---------
Mississippi (2.0%):
       960   Higher Education, 6.05%, 9/1/07............        978
       755   Home Corp., Single Family Revenue, 7.10%,
               12/1/10..................................        769
     2,000   Home Corp., Single Family Revenue, 7.90%,
               3/1/25...................................      2,204
     1,635   Housing Finance Corp., GNMA, 8.25%,
               10/15/18.................................      1,716
                                                          ---------
                                                              5,667
                                                          ---------
Missouri (1.6%):
       910   State Housing Development, Common Mortgage
               Revenue, Single Family Homeowner, 7.25%,
               9/1/26, Callable 3/1/06 @105.............        984
     2,000   State Housing Development, Common Mortgage
               Revenue, Single Family Homeowner, Series
               A ,7.20%, 9/1/26, Callable 9/1/06
               @105**...................................      2,153
     1,415   State Housing Development, 7.38%, 8/1/23...      1,492
                                                          ---------
                                                              4,629
                                                          ---------
Nebraska (0.1%):
       260   Finance Authority, Single Family Revenue,
               6.35%, 3/15/06...........................        266
                                                          ---------
Nevada (0.3%):
       845   Housing Division, Single Family, Series B2,
               7.90%, 10/1/21, Callable 4/1/00 @102.....        881
                                                          ---------
New Jersey (0.2%):
       615   State Higher Education Authority, 7.00%,
               7/1/05...................................        626
                                                          ---------
New Mexico (0.5%):
       310   Mortgage Financial Authority, Single Family
               Mortgage, Series A, 7.80%, 3/1/21........        322
     1,000   Mortgage Financial Authority, Single Family
               Mortgage, Series H, 6.45%, 7/1/25........      1,010
                                                          ---------
                                                              1,332
                                                          ---------

CONTINUED

                                                                          27----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
ALTERNATIVE MINIMUM TAX PAPER, CONTINUED:
                                       New York (0.5%):
$    1,395   State Mortgage Agency Revenue, Homeowner
               Mortgage, Series UU, 7.75%, 10/1/23......  $   1,466
                                                          ---------
North Carolina (0.7%):
     1,835   Housing Finance Authority Agency, Series O,
               7.60%, 3/1/21, Callable 1/1/98 @101**....      1,936
                                                          ---------
North Dakota (0.7%):
     1,375   State Housing Financial Agency, Single
               Family Mortgage Revenue, Series A, 8.38%,
               7/1/21...................................      1,450
       300   Student Loan, Series D, 5.95%, 7/1/07,
               Callable 7/1/06 @100.....................        300
       300   Student Loan, Series D, 6.15%, 7/1/09,
               Callable 7/1/06 @100.....................        301
                                                          ---------
                                                              2,051
                                                          ---------
Ohio (0.6%):
     1,655   Housing Financial Agency, Single Family
               Mortgage Revenue, GNMA, Series A, 7.65%,
               3/1/29...................................      1,737
                                                          ---------
Oklahoma (2.1%):
     2,730   Housing Finance Authority, Single Family
               Revenue Mortgage, Series A, 7.05%,
               9/1/26, Callable 9/1/06 @105.............      2,919
     3,000   Housing Mortgage Agency, Series B-2, 7.63%,
               9/1/26, Callable 3/1/06 @105**...........      3,243
                                                          ---------
                                                              6,162
                                                          ---------
Pennsylvania (0.7%):
     1,280   Housing Finance Authority, Single Family
               Mortgage, Series 47, 6.75%, 10/1/08......      1,388
       740   Pittsburgh Urban Redevelopment Authority,
               GNMA, Series C, 7.88%, 12/1/16...........        780
                                                          ---------
                                                              2,168
                                                          ---------
Rhode Island (0.3%):
       780   Housing & Mortgage Financial Corp.,
               Homeownership Opportunity, Series C-1,
               6.80%, 10/1/23...........................        792
                                                          ---------
South Dakota (0.8%):
       400   Housing Development Authority, Homeowner
               Mortgage, Series D-1, 6.80%, 5/1/12......        415

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
ALTERNATIVE MINIMUM TAX PAPER, CONTINUED:
                               South Dakota, continued:
$    1,830   Student Loan Assistance Corp. Student Loan
               Revenue, 7.63%, 8/1/06, Callable 8/1/99
               @102.....................................  $   1,945
                                                          ---------
                                                              2,360
                                                          ---------
Tennessee (0.5%):
     1,370   Housing Development Agency, Homeownership
               Program, Issue V, 7.65%, 7/1/22..........      1,435
                                                          ---------
Texas (2.1%):
       795   El Paso Housing Finance Corp. Mortgage
               GNMA, Single Family Mortgage Revenue,
               7.75%, 9/1/19............................        830
     1,000   Laredo Housing Finance Corp., Single Family
               Mortgage Revenue, GNMA & FNMA, 6.20%,
               10/1/19..................................      1,008
       970   San Antonio Housing Finance Corp., Britt
               Oak Ltd.-B, 9.75%, 1/1/10, Callable
               7/1/04 @103..............................        960
     2,985   State Student Loan, SR. Lien, 0.00%,
               10/1/25..................................      2,298
     1,000   Winter Garden Housing Finance Corp., Single
               Family Mortgage Revenue, GNMA & FNMA,
               6.20%, 10/1/19...........................      1,005
                                                          ---------
                                                              6,101
                                                          ---------
West Virginia (0.5%):
     1,500   State Housing Development, Series B, 7.20%,
               11/1/20, Callable 5/1/02 @102**..........      1,569
                                                          ---------
Wyoming (0.1%):
       350   Community Development Authority, 7.75%,
               6/1/09, Callable 11/30/99 @103**.........        367
                                                          ---------
  Total Alternative Minimum Tax Paper                        85,604
                                                          ---------
INVESTMENT COMPANIES (0.0%):
        81   Provident Municash Tax-Free Money Market
               Fund.....................................         81
                                                          ---------
  Total Investment Companies                                     81
                                                          ---------
Total (Cost--$291,275) (a)                                $ 291,562
                                                          ---------
                                                          ---------

------------

Percentage indicated are based on net assets of $290,106.

CONTINUED

----28

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

      (a)  Represents  cost for financial reporting  purposes and differs from  cost basis for federal  income tax purposes by the amount of losses recognized for financial  reporting in excess of federal  income tax reporting of approximately  $129.
           Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $   2,560
Unrealized depreciation....................................................     (2,402)
                                                                             ---------
Net unrealized appreciation................................................  $     158
                                                                             ---------
                                                                             ---------

           Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in
        *  effect at June 30, 1996.
       **  Additional  put & demand features exist  allowing the fund to require the  repurchase of the instrument within variable time periods, at variable amounts.

AMBAC      Insured by American Municipal Bond Association Corp.
FHA        Insured by Federal Housing Administration
FNMA       Insured by Federal National Mortgage Assoc.
GNMA       Insured by Government National Mortgage Assoc.
GO         General Obligation
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Insurance Assoc.
PCR        Pollution Control Revenue

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          29----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
MUNICIPAL BONDS (96.9%):
                                     Kentucky (96.9%):
$      510   Clinton County School District Financial
               Corp., 6.10%, 6/1/12....................  $     524
     2,000   Development Financial Authority Hospital
               Revenue, Elizabeth, Med-A, 6.00%,
               11/1/10, FGIC...........................      2,033
       500   Eastern Kentucky University Revenues,
               6.20%, 5/1/04...........................        534
       500   Fayette County School District Financial
               Corp., 6.00%, 5/1/03....................        524
       500   Higher Education Student Loan Corp.,
               6.50%, 6/1/02, GSL......................        531
     1,705   Higher Education Student Loan Corp.,
               7.00%, 12/1/06, GSL.....................      1,833
       500   Higher Education Student Loan Corp.,
               Insured Student Loan, 5.45%, 6/1/03,
               GSL.....................................        503
       400   Housing Corp., Housing Revenue, Series B,
               5.85%, 7/1/00, FHA......................        413
       275   Housing Corp., Housing Revenue, Series A,
               6.20%, 7/1/03, FHA......................        285
       500   Housing Corp., Housing Revenue, Series A,
               5.50%, 1/1/06, FHA......................        509
       500   Housing Corp., Housing Revenue, Series A,
               5.60%, 1/1/07, FHA......................        509
     1,000   Housing Corp., Housing Revenue, Series B,
               5.15%, 7/1/07, FHA......................        982
       250   Infrastructure Authority, Series G, 6.10%,
               6/1/02..................................        264
       500   Infrastructure Authority, Series E, 6.50%,
               6/1/05..................................        534
       725   Jefferson County Capital Projects, 6.10%,
               8/15/07.................................        755
     1,000   Jefferson County Capital Projects, 5.50%,
               4/1/10, AMBAC...........................        992
       400   Jefferson County Health Facilities
               Revenue, 6.00%, 5/1/01..................        421
       500   Jefferson County Health Facilities
               Revenue, 6.38%, 5/1/08, AMBAC...........        529
       500   Jefferson County Hospital Revenue, 6.20%,
               10/1/04, MBIA...........................        538
       500   Kenton County Airport Revenue,
               International, AR-A, AMT, 6.10%, 3/1/04,
               FSA.....................................        522
       400   Kenton County Airport Revenue,
               International, AR-A, AMT, 6.20%, 3/1/05,
               FSA.....................................        418
       500   Kenton County Airport Revenue,
               International, Series B, AMT 5.75%,
               3/1/07, FSA.............................        502

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                  Kentucky, continued:
$      500   Kenton County Airport Revenue,
               International, Series B, AMT 5.75%,
               3/1/08, FSA.............................  $     501
       750   Kenton County School District Financial
               Corp., 4.50%, 7/1/99....................        749
       325   Kenton County School District Financial
               Corp., 5.25%, 7/1/07....................        321
       500   Kentucky State University Revenue, 6.25%,
               5/1/02, MBIA............................        537
       500   Lexington-Fayette Urban County Government
               Sewer System Revenue, 6.35%, 7/1/07,
               MBIA....................................        538
       200   Louisville & Jefferson County, 4.80%,
               5/15/98, MBIA...........................        202
       200   Louisville Public Property Corp., 6.40%,
               12/1/07.................................        212
       310   Louisville Water Revenue, 6.38%,
               11/1/97.................................        320
       500   Louisville Water Works Board Water System,
               5.40%, 11/15/04.........................        510
       500   Louisville Water Works Board Water System,
               5.63%, 11/15/07.........................        508
     1,040   Louisville Water Works Board Water System,
               5.75%, 11/15/09.........................      1,052
     1,000   McCracken County Hospital Revenue, Series
               A, 6.20%, 11/1/05, MBIA.................      1,079
     1,000   McCracken County Hospital Revenue, Series
               A, 6.40%, 11/1/07, MBIA.................      1,086
       200   Morehead State University, Series M,
               6.30%, 11/1/08, AMBAC...................        212
       500   Muhlenberg County School District, 2nd
               Series, 5.85%, 8/1/10...................        507
       250   Murray State University Revenue, 5.60%,
               5/1/07..................................        251
       530   Northern Kentucky University Revenue,
               6.10%, 5/1/06, AMBAC....................        562
       600   Perry County School District, 6.25%,
               7/1/09..................................        631
       250   Richmond Water, Gas & Sewer Revenue,
               6.50%, 6/1/99, MBIA.....................        264
       100   Shelby County School District, 6.25%,
               9/1/03..................................        107
       500   Shelby County School District, 6.50%,
               9/1/05..................................        545
     1,000   State Property & Buildings, Project No.
               54, 5.10%, 9/1/00.......................      1,015
     2,000   State Property & Buildings, Project No.
               50, 6.00%, 2/1/10.......................      2,104
       750   State Turnpike Authority Development,
               5.70%, 1/1/03...........................        779

CONTINUED

----30

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                  Kentucky, continued:
$      750   State Turnpike Authority Development ,
               5.50%, 7/1/08...........................  $     759
     1,000   State Turnpike Authority Development ,
               5.50%, 7/1/09...........................      1,006
     1,000   State Turnpike Authority Development,
               5.63%, 7/1/10, AMBAC....................      1,009
       500   State Turnpike Authority Development,
               5.75%, 7/1/11, AMBAC....................        507
       500   State Turnpike Authority Resource
               Recovery, 6.63%, 7/1/08.................        542
     1,000   State Turnpike Authority Resource
               Recovery, Series A, 6.00%, 7/1/09.......      1,001
       250   State Turnpike Authority Toll Road, 5.80%,
               7/1/99..................................        258
       500   University of Kentucky Revenues, Series F,
               5.75%, 5/1/97...........................        508
       500   University of Kentucky Revenues, Series F,
               6.25%, 5/1/07...........................        520

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                  Kentucky, continued:
       500   University of Louisville Revenues, Series
               I, 5.40%, 5/1/07........................        502
$      500   University of Louisville Revenues, Series
               I, 5.40% 5/1/08.........................  $     499
       500   University of Louisville Revenues, Series
               I, 5.40%, 5/1/09........................        494
       985   Western Kentucky University Revenues,
               5.00%, 5/1/09...........................        945
       950   Winchester Utilities Revenue, 5.30%,
               7/1/09..................................        914
                                                         ---------
  Total Municipal Bonds                                     38,711
                                                         ---------
INVESTMENT COMPANIES (2.0%):
       812   The One Group Municipal Money Market Fund,
               Class A.................................        812
                                                         ---------
  Total Investment Companies                                   812
                                                         ---------
Total (Cost--$39,153)(a)                                 $  39,523
                                                         ---------
                                                         ---------

------------

Percentage indicated are based on net assets of $39,935.

      (a)  Represents  cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation....................................................  $     432
Unrealized depreciation....................................................        (62)
                                                                             ---------
Net unrealized appreciation................................................  $     370
                                                                             ---------
                                                                             ---------

AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax Paper
FGIC       Insured by Financial Guaranty Insurance Corp.
FHA        Insured by Federal Housing Administration
FSA        Insured by Financial Security Assurance
GSL        Guaranteed Student Loans
MBIA       Insured by Municipal Bond Insurance Association

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          31----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS (93.6%):
                                  Massachusetts (1.0%):
$    1,000   6.75%, 8/1/09, Callable 8/1/01 @102........  $   1,085
                                                          ---------
Missouri (1.0%):
     1,000   State Health, 6.40%, 6/1/10, MBIA..........      1,086
                                                          ---------
Ohio (91.5%):
     1,045   Akron Sewer Systems, 5.30%, 12/1/05,
               MBIA.....................................      1,057
     1,000   Akron Sewer Systems, 5.65%, 12/1/08,
               Callable 12/1/06 @101**..................      1,018
     2,000   Bexley School District, 6.50%, 12/1/16, GO,
               Prerefunded 12/1/01 @102.................      2,185
       725   Bowling Green State University, 5.65%,
               6/1/11, AMBAC............................        724
     1,000   Butler County Hospital Facilities, 6.75%,
               11/15/10 Callable 11/15/01 @102..........      1,079
     1,050   Capital Corp. for Housing, 5.60%, 1/1/07,
               Callable 7/1/03 @102**...................      1,060
     2,775   Clermont County Waterworks, 6.63%, 12/1/15,
               AMBAC, Prerefunded 12/1/01 @102..........      3,061
     1,000   Cleveland, 6.88%, 7/1/09, GO, MBIA,
               Prerefunded 7/1/99 @102..................      1,083
     1,000   Cleveland, 6.38%, 7/1/12, GO, MBIA,
               Callable 7/1/02 @102.....................      1,049
     1,500   Cleveland Public Power System, 0.00%,
               11/15/11, MBIA...........................        630
     2,500   Cleveland Public Power System, 6.40%,
               11/15/06, MBIA, Callable 11/15/04........      2,738
     1,850   Cleveland Waterworks, 6.25%, Series F-928,
               1/1/06, AMBAC, Callable 1/1/02 @102......      1,962
     2,800   Cleveland Waterworks Revenue, Series F-928,
               6.50%, 1/1/11, Callable 1/1/02 @102......      2,969
     1,225   Columbus Municipal Airport No. 30-E-U,
               6.20%, 4/15/04, GO, Callable 4/15/01
               @100.....................................      1,291
     1,000   Columbus Sewer Improvements, 6.75%,
               9/15/06, GO, Callable 9/15/01 @100.......      1,080
     1,285   Columbus Waterworks Enlargement No. 44,
               6.00%, 5/1/11, GO, Callable 9/1/03
               @102.....................................      1,331
     1,000   Columbus Waterworks Enlargement No. 44,
               6.00%, 5/1/12, GO, Callable 9/1/03
               @102.....................................      1,032
     1,000   Cuyahoga County Hospital, Series A, 5.50%,
               1/15/10, Callable 1/15/06 @102**.........        990
     1,500   Cuyahoga County Public Improvements, 6.70%,
               10/1/10, GO, Prerefunded 10/1/99 @102....      1,621

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                       Ohio, continued:
$    1,000   Delaware County Library District, 7.25%,
               11/1/10, GO, Prerefunded 11/1/00 @102....  $   1,116
     1,000   Delaware County Sewer, 5.60%, 12/10/10, GO,
               Callable 12/1/05 @101....................        999
     1,000   Fairfield County Hospital Improvement
               Revenue, Lancaster-Fairfield Community
               Hospital, 7.10%, 6/15/21, MBIA,
               Prerefunded 6/15/01 @102.................      1,118
     1,290   Franklin County Hospital Revenue, 5.65%,
               11/1/08, Callable 11/1/06 @101**.........      1,284
       800   Franklin County Hospital Revenue, 5.80%,
               11/1/10 Callable 11/1/06 @101**..........        796
     1,000   Franklin County Hospital Revenue,
               Children's Hospital Project, Series A,
               6.50%, 5/1/07, Callable 11/1/02 @102.....      1,063
     1,000   Franklin County Hospital Revenue,
               Children's Hospital Project, Series A,
               6.60%, 11/1/11, Callable 11/1/01 @102....      1,099
     1,000   Franklin County Hospital Revenue, Riverside
               United, Series B, 7.60%, 5/15/20,
               Prerefunded 5/15/00 @102.................      1,118
     1,000   Greene County Water System, 6.85%, 12/1/11,
               AMBAC, Callable 12/1/01 @102.............      1,084
     1,500   Hamilton City Electric Systems, 6.13%,
               10/15/08, FGIC, Callable 10/15/02 @102...      1,576
     1,500   Hamilton County Building Improvement &
               Refunding Museum Center, 6.50%, 12/1/09,
               GO, Callable 12/1/01 @102................      1,612
     1,265   Hamilton County Hospital Facilities, Christ
               Hospital, Series B, 6.63%, 1/1/06,
               Callable 1/1/01 @100.....................      1,340
     1,500   Hamilton County Hospital Facilities,
               Bethesda Hospital, Series A , 6.25%,
               1/1/12, Callable 1/1/03 @102.............      1,512
     1,000   Hamilton County Sewer System Refunding &
               Improvements, Series A, 4.30%, 12/1/98,
               FGIC.....................................      1,001
       380   Hamilton County Sewer System, 6.30%,
               12/1/01, Prerefunded 6/1/01 @102.........        411
     1,000   Hamilton Waterworks Water Utility
               Improvement, 6.40%, 10/15/07, MBIA,
               Callable 10/15/01 @102...................      1,073
     1,000   Hilliard School District School
               Improvements, Series A, 5.35%, 12/1/04,
               GO.......................................      1,015

CONTINUED

----32

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                       Ohio, continued:
$    1,250   Housing Finance Agency Mortgage, Series
               A-1, 6.20%, 9/1/14, GNMA, Callable 3/1/05
               @102.....................................  $   1,267
     1,000   Kent State University, 6.45%, 5/1/12,
               AMBAC, Callable 9/1/02 @102..............      1,054
     2,000   Lakewood Sanitation Sewer System, Special
               Obligation, 6.40%, 12/1/11, GO, Callable
               12/1/01 @102.............................      2,087
     2,000   Middleburg Heights Hospital, 5.70%,
               8/15/10, FSA, Callable 8/15/08 @102**....      2,000
     2,000   Montgomery County Sisters of Charity,
               Series A, 6.50%, 5/15/08, MBIA, Callable
               5/15/01 @102.............................      2,130
     1,000   Northeast Regional Sewer District
               Wastewater, 6.50%, 11/15/08, AMBAC,
               Prerefunded 11/15/01 @101................      1,089
     1,000   North Royalton, 7.50%, 12/1/11, GO,
               Callable 12/1/00 @102....................      1,117
     1,000   Pickerington Local School District, 7.00%,
               12/1/13, GO, AMBAC, Prerefunded 12/1/00
               @102.....................................      1,107
     2,600   Portage County, Robinson Memorial Hospital
               Project, 5.63%, 11/15/07, MBIA, 11/15/04
               @102.....................................      2,654
     1,315   Portage County, Robinson Memorial Hospital,
               5.50%, 11/15/09, MBIA, Callable
               12/15/05.................................      1,308
     2,220   Rocky River City School District, School
               Improvements, 6.90%, 12/1/11, GO,
               Callable 12/1/00 @102....................      2,400
     1,000   Saint Mary's Electric Systems Mortgage,
               7.15%, 12/1/10 AMBAC, Callable 12/1/00
               @102.....................................      1,102
     1,000   Sandusky City School District, 7.30%,
               12/1/10, GO, Callable 12/1/00 @102.......      1,093
     1,000   Shaker Heights, City Schools, 7.10%,
               12/15/10, GO.............................      1,135
     1,000   Springfield, 6.88%, 9/1/06, GO, AMBAC,
               9/1/01 @102..............................      1,101
     1,000   State Building Authority, 7.35%, 4/1/09,
               Prerefunded 4/01/00 @102.................      1,108
     2,000   State Building Authority, Adult
               Correctional Building, Series A, 6.13%,
               10/1/09, Callable 10/1/03 @102...........      2,082
     1,000   State Building Authority, State
               Correctional Facilities, 6.50%, 10/1/01..      1,079
     2,000   State Building Authority, State Facilities,
               J. Rhodes, Series A, 6.38%, 6/1/07,
               Callable 6/1/01 @102.....................      2,117

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                       Ohio, continued:
$    1,000   State Building Authority, State Facilities
               Administration Building Funds, Series A
               ,5.75%, 10/1/06, MBIA, Callable 10/1/04
               @102.....................................  $   1,038
     1,165   State Building Authority, State Facilities
               Transportation Building Fund, Projects,
               Series A, 6.50%, 9/1/09, AMBAC, Callable
               9/1/04 @102..............................      1,259
     1,000   State Liquor Profits Revenue, 6.85%,
               9/1/00, BIG..............................      1,081
     1,000   State University, University & College
               Improvements, 5.50%, 12/1/03, Callable
               12/1/02 @102.............................      1,033
     2,510   State Fresh Water Development, 5.80%,
               6/1/11, Callable 6/1/05 @102**...........      2,554
     1,000   State Water Development Authority,
               Pollution Control Facilities, 5.50%,
               12/1/09, MBIA, Callable 6/1/05 @101......        996
     1,000   Ottawa County, 7.00%, 9/1/11, GO, AMBAC,
               Callable 9/1/01 @102.....................      1,102
     1,000   Toledo Sewer System Revenue, 7.38%,
               11/15/10, MBIA Callable 11/15/98 @102....      1,080
     1,000   University of Cincinnati Certificates of
               Participation, University & College
               Improvements, 6.75%, 12/1/09, MBIA,
               Callable 12/1/01 @102....................      1,079
     1,000   University of Cincinnati General Receipts,
               Health & Hospital Improvements, 7.10%,
               6/1/10, Prerefunded 6/1/99 @102..........      1,089
     1,000   University of Cincinnati General Receipts,
               University & College Improvements, 7.00%,
               6/1/11, Callable 6/1/01 @102.............      1,091
     1,000   University of Cincinnati, Series R2, Refund
               Bonds, 6.25%, 6/1/09, Callable 12/1/02
               @102.....................................      1,046
     1,000   Westerville, Minerva Park & Blendon Joint
               Township, Saint Ann's Hospital, Series B,
               6.80%, 9/15/06, AMBAC, Callable 9/15/01
               @102.....................................      1,109
     2,750   Westerville, Minerva Park & Blendon Joint
               Township, Saint Ann's Hospital, Series B,
               7.00%, 9/15/12 AMBAC, Callable 9/15/01
               @102.....................................      3,077
     1,000   Worthington City School District, 7.45%,
               12/1/12, MBIA, Prerefunded 12/1/99
               @102.....................................      1,108
                                                          ---------
                                                             95,949
                                                          ---------

CONTINUED

                                                                          33----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                       Ohio, continued:
Washington (1.0%):
$    1,000   State, Series A & AT-6, 6.25%, 2/1/11,
               GO.......................................  $   1,073
                                                          ---------
  Total Municipal Bonds                                      99,193
                                                          ---------
INVESTMENT COMPANIES (5.4%):
       603   Fidelity Tax-Free Money Market Fund........        603

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
INVESTMENT COMPANIES, CONTINUED:
     5,159   The One Group Ohio Municipal Money Market
               Fund--Fiduciary Class....................  $   5,159
                                                          ---------
                             Total Investment Companies       5,762
                                                          ---------
                             Total (Cost--$100,675) (a)   $ 104,955
                                                          ---------
                                                          ---------

------------

Percentage indicated are based in net assets of $105,972

      (a)  Represents  cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation.....................................................  $   4,341
Unrealized depreciation.....................................................        (61)
                                                                              ---------
Net unrealized appreciation.................................................  $   4,280
                                                                              ---------
                                                                              ---------

           Additional put and demand features exist allowing the Fund to require the repurchase of the instrument  within
       **  variable time periods at variable amounts.

AMBAC      Insured by AMBAC Indemnity Corporation
BIG        Bond Insurance Guaranty
FGIC       Insured by Financial Guaranty Insurance Corp.
FSA        Insured by Financial Security Assurance
GNMA       Insured by Government National Mortgage Assoc.
GO         General Obligation
MBIA       Insured by Municipal Bond Insurance Assoc.

SEE NOTES TO FINANCIAL STATEMENTS.

----34

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS (98.5%):
                                     Louisiana (98.5%):
$      300   Alexandria Public Improvement, Sales & Use
               Tax, Series ST-1987, 7.35%, 8/1/97,
               MBIA.....................................  $     311
       750   Alexandria, Utilities Revenue, 5.25%,
               5/1/06, FGIC.............................        749
     1,165   Ascension Parish, Gravity Drain, 5.40%,
               12/1/07, Callable 12/1/06 @100...........      1,169
     1,230   Ascension Parish, Gravity Drain, 5.50%,
               12/1/08, Callable 12/1/06 @100...........      1,234
     2,500   Bastrop Industrial Development Board,
               Pollution Control Revenue, 6.90%, 3/1/07,
               International Paper Co...................      2,685
       700   Baton Rouge Public Improvements, Sales &
               Use Tax, 6.85%, 8/1/00, AMBAC............        754
       800   Baton Rouge Public Improvements, Sales &
               Use Tax, 6.90%, 8/1/01, AMBAC............        860
     2,000   Baton Rouge Public Improvements, Sales &
               Use Tax, 6.00%, 8/1/04, FSA..............      2,107
       765   Baton Rouge Public Improvements, Sales &
               Use Tax, 6.38%, 8/1/09, FSA..............        801
     1,145   Baton Rouge, Sales & Use Tax--Series A,
               6.00%, 8/1/06, Callable 8/1/01 @101.5,
               FSA......................................      1,192
       400   Bossier City Public Improvement, Sales &
               Use Tax, Series ST-1989, 6.88%, 11/1/06,
               FGIC.....................................        429
       400   Bossier City Public Improvement, Sales &
               Use Tax, 6.88%, 11/1/07, FGIC............        429
       805   Bossier City Public Improvement, Sales &
               Use Tax, Series ST, 6.20%, 11/1/07,
               AMBAC....................................        849
       550   Bossier City Public Improvement, Sales &
               Use Tax, 6.88%, 11/1/08, FGIC............        590
       795   Bossier City Utilities Revenue, 5.10%,
               10/1/08..................................        767
     1,415   Caddo Parish GO, 5.25%, 2/1/06, MBIA.......      1,416
       750   Caddo Parish GO, 5.25%, 2/1/08, MBIA.......        738
       470   Caddo Parish Industrial Development Board,
               5.95%, 11/1/07, Wal-Mart Stores Income
               Project..................................        462
       500   Caddo Parish School District, 5.00%,
               3/1/03, GO, MBIA.........................        501
       500   Calcasieu Parish School District, # 22,
               Ward 3, Series A, GO, 7.10%, 2/1/01,
               BIG......................................        527
     4,335   De Soto Parish Pollution Control Revenue
               Series A, 5.05%,12/1/02, International
               Paper Co.................................      4,340
       120   De Soto Parish School District # 2, GO,
               8.00%, 8/1/05............................        129

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                  Louisiana, continued:
$    1,280   East Baton Rouge Mortgage Finance
               Authority, 5.45%, 10/1/03, GNMA/ FNMA....  $   1,268
       740   East Baton Rouge Mortgage Finance
               Authority, 4.50%, 10/1/09, GNMA/ FNMA....        710
       530   East Baton Rouge Mortgage Finance
               Authority, 4.75%, 10/1/09, GNMA/ FNMA....        513
     1,200   East Baton Rouge Mortgage Finance
               Authority, 5.50%, 10/1/21, GNMA/ FNMA....      1,201
       500   East Baton Rouge Parish Sales & Use Tax,
               7.10%, 2/1/99, MBIA......................        532
       500   East Baton Rouge Parish Sales & Use Tax,
               7.10%, 2/1/00, MBIA......................        539
       500   East Baton Rouge Parish Sales & Use Tax,
               Series ST, 5.80%, 2/1/07, FGIC...........        518
       845   East Baton Rouge Parish Sales & Use Tax,
               Series ST, 5.80%, 2/1/08, FGIC...........        870
       910   East Baton Rouge Parish Sales & Use Tax,
               Series ST, 5.80%, 2/1/09, FGIC...........        930
     1,085   East Baton Rouge Parish, Series ST, 5.15%,
               2/1/05...................................      1,071
     1,145   East Baton Rouge Parish, Series ST, 5.15%,
               2/1/06...................................      1,117
     2,280   East Baton Rouge Parish, Series ST-A,
               8.00%, 2/1/02, FGIC......................      2,614
     1,000   East Baton Rouge Parish, Series ST, 5.10%,
               2/1/07, FGIC, Callable 2/1/06 @101.5.....        973
     1,390   Greater Baton Rouge Parking Authority,
               Sales & Use Tax, 6.38%, 7/1/03...........      1,394
     1,560   Houma Utilities Revenue, 6.13%, 1/1/07,
               FGIC.....................................      1,633
       730   Housing Finance Agency, Mortgage Revenue
               Super Sinker--Single Family A-1, 5.70%,
               6/1/15, GNMA/FNMA/ FHLMC.................        732
     2,500   Housing Family Agency, Mortgage Revenue,
               5.13%, 12/1/10...........................      2,478
     1,395   Iberia Home Mortgage Authority, 7.38%,
               1/1/11...................................      1,485
       300   Iberville Parish Sales & Use Tax, 6.20%,
               9/1/98, MBIA.............................        305
       500   Jefferson Parish GO, 7.10%, 9/1/97, FGIC...        519
       500   Jefferson Parish GO, 7.40%, 9/1/99, FGIC...        516
       250   Jefferson Parish GO, 7.70%, 9/1/02, FGIC...        259
       400   Jefferson Parish Construction Waterworks
               District # 2 GO, 7.25%, 1/15/00..........        405
     3,180   Jefferson Parish Drain, Sales Tax Revenue,
               6.50%, 11/1/06, AMBAC....................      3,393

CONTINUED

                                                                          35----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                  Louisiana, continued:
$      350   Jefferson Parish Home Mortgage Authority,
               Single Family Mortgage Revenue, 4.50%,
               6/1/13...................................  $     341
     4,920   Jefferson Parish Sales Tax District
               Special, Series A, 6.75%, 12/1/06,
               FGIC.....................................      5,354
     1,985   Jefferson Parish Sales Tax District
               Special, Series B, 6.75%, 12/1/06,
               FGIC.....................................      2,160
     1,000   Jefferson Parish School Board, Sales & Use
               Tax, 4.75%, 2/1/06, AMBAC................        949
     4,000   Jefferson Parish School Board, Sales & Use
               Tax Revenue Refunding, 6.05%, 2/1/02,
               MBIA.....................................      4,228
     1,270   Jefferson Parish School Board, Sales & Use
               Tax Revenue Refunding, 6.15%, 2/1/03,
               MBIA.....................................      1,350
     4,500   Jefferson Parish School Board, Sales & Use
               Tax Revenue Refunding, 6.25%, 2/1/08,
               MBIA.....................................      4,735
       880   Kenner Sales & Use Tax Revenue Refunding,
               5.75%, 6/1/06, FGIC......................        910
     1,000   Lafayette Parish Refunding, 7.80%, 3/1/01,
               GO, FGIC.................................      1,067
       750   Lafourche Parish Hospital Service District
               # 3 Hospital Revenue, 5.50%, 10/1/04.....        721
     1,730   Lafayette Parish Public Power Authority
               Electricity Revenue, 6.80%, 11/1/00......      1,797
     4,000   Lafayette Parish Public Power Authority
               Electricity Revenue Refunding-- Series
               ST-1987, 7.13%, 11/1/07..................      4,146
       500   Lafayette Parish Public Power Authority
               Electricity Revenue Refunding, 7.25%,
               11/1/12, BIG.............................        520
       650   Lafourche Parish Water District # 1 Water
               Revenue Refunding, 5.63%, 1/1/01.........        665
       500   Lincoln Parish School District # 1 Ruston
               Refunding, 6.20%, 3/1/03, GO, MBIA.......        524
     1,465   Lincoln Parish School District # 1 Ruston
               Refunding, 6.40%, 3/1/05, GO, MBIA.......      1,540
     1,220   Monroe Parish Special School District GO,
               8.00%, 3/1/01, MBIA......................      1,381
     1,300   Monroe Parish Special School District GO,
               7.00%, 3/1/02, MBIA......................      1,432
     1,390   Monroe Parish Special School District GO,
               7.00%, 3/1/03, MBIA......................      1,545
     1,230   Monroe Parish Special School District GO,
               5.35%, 3/1/05, FGIC......................      1,246
     1,320   Monroe Parish Special School District GO,
               5.35%, 3/1/06, FGIC......................      1,327
       550   New Orleans, 5.85%, 11/1/07, GO, FGIC......        570
       500   New Orleans Exhibition Hall Authority,
               0.00%, 1/15/08...........................        265
       500   New Orleans Exhibition Hall Authority,
               0.00%, 7/15/08...........................        257

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                  Louisiana, continued:
$    2,525   Ouachita Parish Hospital Service, Glenwood
               Regional Medical Center, Health Care
               Revenue, 7.50%, 7/1/06, Callable 7/1/01
               @102.....................................  $   2,628
     2,000   Ouachita Parish West School District
               GO--Refunding Series A, 6.50%, 3/1/03,
               FSA, Callable 3/1/01 @102................      2,159
     1,250   Ouachita Parish West School District
               GO--Refunding Series A, 6.60%, 3/1/04,
               FSA, Callable 3/1/01 @102................      1,354
     2,695   Ouachita Parish West School District
               GO--Refunding Series A, 6.65%, 3/1/05,
               FSA......................................      2,926
     1,655   Ouachita Parish West School District
               GO--Refunding Series A, 6.70%, 3/1/06,
               FSA......................................      1,796
     1,440   Plaquemines Parish GO, 6.40%, 8/1/04,
               AMBAC....................................      1,548
       420   Plaquemines Parish, Sales & Use Tax, 6.70%,
               12/1/08..................................        443
       410   Plaquemines Parish, Sales & Use Tax, 6.70%,
               12/1/09..................................        430
       605   Plaquemines Parish School Board, Sales &
               Use Tax, 6.65%, 3/1/05...................        649
     2,280   Public Facilities Authority, Alton Ochsner
               Medical Foundation, Project A, Health
               Care Revenue, 6.30%, 5/15/04, MBIA.......      2,437
     1,030   Public Facilities Authority, General
               Health, Inc. Project, Health Care
               Revenue, 5.55%, 11/1/04, MBIA............      1,060
     1,000   Public Facilities Authority, Lafayette
               General Medical Center Project, Health
               Care Revenue, 6.05%, 10/1/04, FSA,
               Callable 10/1/02 @102....................      1,059
     1,135   Public Facilities Authority, Mary Bird
               Perkins Cancer Center, Health Care
               Revenue, 5.50%, 1/1/04, FSA..............      1,159
       500   Public Facilities Authority, Our Lady of
               Lake Hospital, Health Care Revenue,
               5.70%, 12/1/04, MBIA, Callable 12/1/01
               @102.....................................        514
     1,785   Public Facilities Authority Revenue, Health
               & Education, Health Care Revenue, 7.30%,
               12/1/15, Sumitomo Bank, Ltd., Mandatory
               Put 6/1/97 @100*.........................      1,831
     3,925   Public Facilities Authority Revenue, Health
               & Education Series B, Health Care
               Revenue, 7.30%, 12/1/15, Sumitomo Bank,
               Ltd., Mandatory Put 6/1/97 @100*.........      4,045
       500   Public Facilities Authority Revenue, Loyola
               University Series A, 7.20%, 10/1/00,
               Callable 10/1/99 @102....................        542

CONTINUED

----36

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                  Louisiana, continued:
$    1,960   Public Facilities Authority Revenue, Loyola
               University, 6.60%, 4/1/05, Callable
               4/1/02 @102..............................  $   2,119
       750   Public Facilities Authority Revenue, Tulane
               University Series C, 7.00%, 8/15/97......        775
       300   Public Facilities Authority Revenue, Tulane
               University Series C, 7.20%, 8/15/98,
               Callable 8/15/97 @102....................        315
       300   Public Facilities Authority Revenue, Tulane
               University Series A, 7.50%, 5/15/00,
               Callable 5/15/98 @102....................        319
       735   Public Facilities Authority Revenue, Tulane
               University, 5.55%, 10/1/07, AMBAC,
               Callable 10/1/06 @102....................        742
     1,605   Public Facilities Authority Revenue, Tulane
               University, 5.75%, 10/1/09, AMBAC,
               Callable 10/1/06 @102....................      1,619
     2,145   Public Facilities Authority Revenue, Tulane
               University, Unrefunded Balance, 6.25%,
               7/15/06..................................      2,238
       550   Public Facilities Authority Revenue, Tulane
               University, Unrefunded Balance, 6.40%,
               11/15/07.................................        579
       605   Public Facilities Authority Revenue, Tulane
               University Series B, Unrefunded Balance,
               7.00%, 8/15/97...........................        625
       170   Public Facilities Authority Revenue, Tulane
               University Series B, Unrefunded Balance,
               7.20%, 8/15/98...........................        178
       325   Public Facilities Authority Revenue, Tulane
               University Series A-1, Unrefunded
               Balance, 5.80%, 2/15/04, FGIC............        340
       725   Public Facilities Authority Revenue, Tulane
               University Series A-1, Unrefunded
               Balance, 6.00%, 2/15/07, FGIC............        758
       710   Public Facilities Authority Revenue
               Refunding, Multi-Family Housing, Linlake
               Village, 5.25%, 6/1/07*..................        718
       110   Public Facilities Authority Revenue,
               Special Assessment (Escrowed), 7.38%,
               6/1/09...................................        119
       870   Public Facilities Authority, St. Francis
               Medical Center Project, Health Care
               Revenue, 4.90%, 7/1/05, FSA, Callable
               7/1/04 @102..............................        843
       500   Public Facilities Authority, Women's
               Hospital Foundation, Health Care Revenue,
               7.20%, 10/1/97, FGIC.....................        519

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                  Louisiana, continued:
$    1,235   Public Facilities Authority, Women's
               Hospital Foundation, Health Care Revenue,
               6.85%, 10/1/05, Callable 10/1/02 @102....  $   1,250
       730   Public Facilities Authority, Women's
               Hospital Foundation, Health Care Revenue,
               5.40%, 10/1/05, FGIC, Callable 10/1/04
               @102.....................................        733
     1,715   Public Facilities Authority, Women's
               Hospital Foundation, Health Care Revenue,
               5.50%, 10/1/06, FGIC, Callable 10/1/04
               @102.....................................      1,723
       670   Rapides Parish School District #11 GO,
               6.90%, 2/1/01, FGIC......................        715
     1,475   Rapides Parish School District #11 GO,
               6.95%, 2/1/02, FGIC......................      1,570
       500   Rapides Parish Consolidated School District
               #62 GO, 7.25%, 4/1/00, MBIA..............        533
       750   St Charles Parish Public Improvement, Sales
               & Use Tax, 6.60%, 11/1/07................        783
     1,000   St. Charles Parish School District # 1 GO,
               6.25%, 3/1/04, AMBAC.....................      1,058
     2,350   St. Charles Parish School District # 1 GO,
               6.45%, 3/1/06, AMBAC.....................      2,485
       870   St John Baptist Parish School District #1
               GO, 6.25%, 3/1/05........................        904
     1,000   St. Landry Parish Consolidated School
               District # 1 GO, 8.00%, 5/1/98, MBIA.....      1,066
       750   St. Landry Parish Consolidated School
               District # 1 GO, 6.10%, 5/1/07, MBIA.....        777
       300   St. Tammany Parish Refunding GO, 7.40%,
               3/1/98, FGIC.............................        315
     1,000   St. Tammany Parish District # 3 Series A,
               Sales & Use Tax, 6.50%, 12/1/02, FGIC....      1,066
     1,000   St. Tammany Parish District # 3 Series A,
               Sales & Use Tax, 6.50%, 12/1/03, FGIC....      1,071
       750   St. Tammany Parish District # 3 Series A,
               Sales & Use Tax, 6.50%, 12/1/05, FGIC....        792
     1,815   St. Tammany Parish Hospital Service,
               Hospital District # 1, Health Care
               Revenue, 6.30%, 7/1/07, FGIC.............      1,867
       620   St. Tammany Parish School Board, Sales &
               Use Tax, 6.70%, 4/1/98, FGIC.............        645
       550   St. Tammany Parish School District # 12,
               Sales & Use Tax, 6.50%, 3/1/01, FGIC.....        590
       400   St. Tammany Parish School District # 12,
               Sales & Use Tax, 6.50%, 3/1/04, FGIC.....        422
       480   Shreveport GO, 6.20%, 3/1/02, AMBAC........        506
       500   Shreveport GO, 6.70%, 2/1/03, AMBAC........        533
       480   Shreveport GO, 5.90%, 2/1/07...............        490
     1,000   Shreveport GO, 5.20%, 2/1/10, AMBAC........        960
       930   Shreveport Water & Sewer Revenue Series A,
               7.75%, 12/1/02, FGIC.....................      1,073

CONTINUED

                                                                          37----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                  Louisiana, continued:
$      500   Shreveport Water & Sewer Revenue Series A,
               6.25%, 12/1/03, FGIC.....................  $     540
     1,665   Stadium & Exposition District, Hotel
               Occupancy Tax & Stadium Revenue, 5.65%,
               7/1/07, Callable 7/1/04 @102.............      1,702
     2,750   State GO, 7.10%, 9/1/03, FSA, Callable
               9/1/00 @102..............................      3,031
     1,750   State GO, 5.80%, 8/1/10....................      1,795
       750   State Correctional Facilities Corporate
               Lease Revenue Refunding, 5.60%, 12/15/03,
               FSA......................................        773
     3,020   State Energy & Power Authority Power
               Project Revenue Refunding-- Rodemacher
               Unit # 2, 6.75%, 1/1/08, FGIC............      3,270
       800   State Gas & Fuels Tax Revenue Series A,
               7.20%, 11/15/99..........................        860
     1,500   State Gas & Fuels Tax Revenue Series A,
               7.25%, 11/15/04..........................      1,633
       400   State Offshore Terminal Authority Deepwater
               Port Revenue, Refunding, 1st Stage Series
               B, Loop Inc., 6.00%, 9/1/01..............        416
     1,065   State Offshore Terminal Authority Deepwater
               Port Revenue, Refunding, 1st Stage Series
               B, Loop Inc., 6.10%, 9/1/02..............      1,115
     2,750   State Offshore Terminal Authority Deepwater
               Port Revenue, Refunding, 1st Stage Series
               B, Loop Inc., 6.25%, 9/1/04..............      2,903
     4,000   State Reference Series A, 6.00%, 8/1/04,
               FGIC.....................................      4,247
     2,160   State Reference Series A, GO, 7.00%,
               8/1/02, Callable 8/1/97 @102.............      2,276

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
                                  Louisiana, continued:
$      430   State Series A, 6.00%, 5/1/08, AMBAC.......  $     445
     1,500   State Series A, GO, 6.00%, 8/1/00..........      1,573
     6,290   State Series A, GO, 6.00%, 5/15/99, MBIA...      6,533
       150   Sulphur Public Improvements Series B, Sales
               & Use Tax, 6.00%, 3/1/00, MBIA...........        150
       615   Sulphur Public Improvements Series B, Sales
               & Use Tax, 6.00%, 3/1/01, MBIA...........        616
     1,435   Tangipahoa Parish Consolidated School
               District # 1 Refunding, Sales & Use Tax,
               6.15%, 12/1/07, GO.......................      1,498
     1,285   Terrebonne Parish Hospital Service,
               District # 1 Terrebone General Medical
               Center Project, Health Care Revenue
               Refunding, 7.40%, 4/1/03, BIG............      1,366
       690   Terrebonne Parish Waterworks District # 1,
               Water Revenue, 5.70%, 11/1/06, FGIC......        714
       500   Terrebonne Parish Waterworks District # 1,
               Water Revenue, 5.75%, 11/1/08, FGIC......        509
       555   Vermilion Parish Hospital Service, District
               # 2, Health Care Revenue Refunding Series
               A, GO, 6.35%, 5/1/00, MBIA...............        584
                                                          ---------
  Total Municipal Bonds                                     189,906
                                                          ---------
INVESTMENT COMPANIES (1.5%):
     2,929   The One Group Municipal Money Market Fund,
               Fiduciary Class..........................      2,929
                                                          ---------
  Total Investment Companies                                  2,929
                                                          ---------
Total (Cost--$189,709) (a)                                $ 192,835
                                                          ---------
                                                          ---------

------------

Percentages indicated are based on net assets of $192,743.

      (a)  Represents  cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation.....................................................  $   4,000
Unrealized depreciation.....................................................       (874)
                                                                              ---------
Net unrealized appreciation.................................................  $   3,126
                                                                              ---------
                                                                              ---------

CONTINUED

----38

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1996
(Amounts in Thousands)

           Variable rate  securities having  liquidity sources  through bank  letters of  credit or  other credit  and/or liquidity  agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates.  The rate reflected on  the Schedule of Portfolio  Investments is the rate  in
        *  effect at June 30, 1996.

AMBAC      Insured by AMBAC Indemnity Corporation
BIG        Insured by Bond Insurance Guaranty
FGIC       Insured by Financial Guaranty Insurance Corp.
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Insured by Federal National Mortgage Assoc.
FSA        Insured by Financial Security Assurance
GNMA       Insured by Government National Mortgage Assoc.
GO         General Obligation
MBIA       Insured by Municipal Bond Insurance Assoc.
ST         Special Tax

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          39----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1996

                                                                 (Amounts in Thousands, except per share amounts)

                                                           INTERMEDIATE    MUNICIPAL       KENTUCKY            OHIO
                                                          TAX-FREE BOND     INCOME      MUNICIPAL BOND    MUNICIPAL BOND
                                                               FUND          FUND            FUND              FUND
                                                          --------------  -----------  ----------------  ----------------
ASSETS:
Investments, at value (cost $227,749; $291,275; $39,153;
 $100,675; $189,709)....................................    $  230,575     $ 291,562      $   39,523        $  104,955
Interest receivable.....................................         3,134         4,987             644             1,160
Receivable from brokers for investments sold............            --           772              --                --
Receivable for capital shares issued....................         1,107         1,456              30               585
Receivable from adviser.................................            55            39              10                29
Deferred organization costs.............................            --             6              --                --
                                                          --------------  -----------       --------          --------
TOTAL ASSETS............................................       234,871       298,822          40,207           106,729
                                                          --------------  -----------       --------          --------
LIABILITIES:
Cash overdrafts.........................................         1,107         1,063              28               186
Dividends payable.......................................           890         1,285             154               433
Payable to brokers for investments purchased............         6,333         5,985              --                --
Payable for capital shares redeemed.....................            10            49              --                 4
Accrued expenses and other payables:
    Investment advisory fees............................           110           106              20                51
    Administration fees.................................            30            39               5                14
    12b-1 fees (Class A)................................             1             5               2                 4
    12b-1 fees (Class B)................................             2            17               1                 6
    Other...............................................           126           167              62                59
                                                          --------------  -----------       --------          --------
TOTAL LIABILITIES.......................................         8,609         8,716             272               757
                                                          --------------  -----------       --------          --------
NET ASSETS:
Capital.................................................       222,793       297,878          41,380           105,650
Undistributed net investment income.....................           233            20              --                 8
Accumulated undistributed net realized gains (losses)
 from investment transactions...........................           410        (8,079)         (1,815)           (3,966)
Net unrealized appreciation (depreciation) from
 investments............................................         2,826           287             370             4,280
                                                          --------------  -----------       --------          --------
NET ASSETS..............................................    $  226,262     $ 290,106      $   39,935        $  105,972
                                                          --------------  -----------       --------          --------
                                                          --------------  -----------       --------          --------
Net Assets
    Fiduciary...........................................    $  217,201     $ 241,115      $   30,300        $   80,611
    Class A.............................................         6,622        25,787           8,178            16,507
    Class B.............................................         2,439        23,204           1,457             8,854
                                                          --------------  -----------       --------          --------
                                                            $  226,262     $ 290,106      $   39,935        $  105,972
                                                          --------------  -----------       --------          --------
                                                          --------------  -----------       --------          --------
Outstanding units of beneficial interest (shares)
    Fiduciary...........................................        20,353        24,956           3,018             7,540
    Class A.............................................           621         2,662             814             1,540
    Class B.............................................           228         2,403             146               820
                                                          --------------  -----------       --------          --------
Total...................................................        21,202        30,021           3,978             9,900
                                                          --------------  -----------       --------          --------
                                                          --------------  -----------       --------          --------
Net asset value
    Fiduciary--offering and redemption price per
      share.............................................    $    10.67     $    9.66      $    10.04        $    10.69
                                                          --------------  -----------       --------          --------
                                                          --------------  -----------       --------          --------
    Class A--redemption price per share.................    $    10.67     $    9.69      $    10.05        $    10.72
                                                          --------------  -----------       --------          --------
                                                          --------------  -----------       --------          --------
    Class A--maximum sales charge.......................          4.50%         4.50%           4.50%             4.50%
                                                          --------------  -----------       --------          --------
                                                          --------------  -----------       --------          --------
    Class A maximum offering price (100%/ (100%-maximum
      sales charge) of net asset value adjusted to
      nearest cent) per share...........................    $    11.17     $   10.15      $    10.52        $    11.23
                                                          --------------  -----------       --------          --------
                                                          --------------  -----------       --------          --------
    Class B--offering price per share (a)...............    $    10.68     $    9.66      $     9.99        $    10.79
                                                          --------------  -----------       --------          --------
                                                          --------------  -----------       --------          --------


                                                             LOUISIANA
                                                           MUNICIPAL BOND
                                                                FUND
                                                          ----------------
ASSETS:
Investments, at value (cost $227,749; $291,275; $39,153;
 $100,675; $189,709)....................................     $  192,835
Interest receivable.....................................          3,197
Receivable from brokers for investments sold............             --
Receivable for capital shares issued....................             32
Receivable from adviser.................................             32
Deferred organization costs.............................             --
                                                               --------
TOTAL ASSETS............................................        196,096
                                                               --------
LIABILITIES:
Cash overdrafts.........................................             --
Dividends payable.......................................            733
Payable to brokers for investments purchased............          2,395
Payable for capital shares redeemed.....................             21
Accrued expenses and other payables:
    Investment advisory fees............................             95
    Administration fees.................................             26
    12b-1 fees (Class A)................................             11
    12b-1 fees (Class B)................................              2
    Other...............................................             70
                                                               --------
TOTAL LIABILITIES.......................................          3,353
                                                               --------
NET ASSETS:
Capital.................................................        190,213
Undistributed net investment income.....................             --
Accumulated undistributed net realized gains (losses)
 from investment transactions...........................           (596)
Net unrealized appreciation (depreciation) from
 investments............................................          3,126
                                                               --------
NET ASSETS..............................................     $  192,743
                                                               --------
                                                               --------
Net Assets
    Fiduciary...........................................     $  136,041
    Class A.............................................         53,479
    Class B.............................................          3,223
                                                               --------
                                                             $  192,743
                                                               --------
                                                               --------
Outstanding units of beneficial interest (shares)
    Fiduciary...........................................         13,706
    Class A.............................................          5,388
    Class B.............................................            325
                                                               --------
Total...................................................         19,419
                                                               --------
                                                               --------
Net asset value
    Fiduciary--offering and redemption price per
      share.............................................     $     9.93
                                                               --------
                                                               --------
    Class A--redemption price per share.................     $     9.93
                                                               --------
                                                               --------
    Class A--maximum sales charge.......................           4.50%
                                                               --------
                                                               --------
    Class A maximum offering price (100%/ (100%-maximum
      sales charge) of net asset value adjusted to
      nearest cent) per share...........................     $    10.40
                                                               --------
                                                               --------
    Class B--offering price per share (a)...............     $     9.93
                                                               --------
                                                               --------

---------

      (a)  Redemption price per Class B share varies based on length of time shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

----40

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1996

                                                                                (Amounts in Thousands)

                                                           INTERMEDIATE     MUNICIPAL       KENTUCKY             OHIO
                                                             TAX-FREE        INCOME         MUNICIPAL          MUNICIPAL
                                                             BOND FUND        FUND          BOND FUND          BOND FUND
                                                          ---------------  -----------  -----------------  -----------------
INVESTMENT INCOME:
Interest income.........................................     $  12,507      $  15,260       $   2,128          $   5,574
Dividend income.........................................           105             82              17                 85
                                                               -------     -----------         ------             ------
Total Income............................................        12,612         15,342           2,145              5,659
                                                               -------     -----------         ------             ------
EXPENSES:
Investment advisory fees................................         1,400          1,103             241                586
Administration fees.....................................           390            409              68                165
12b-1 fees (Class A)....................................            25             64              30                 48
12b-1 fees (Class B)....................................            16            139               5                 56
Custodian and accounting fees...........................            56             93              22                 29
Legal and audit fees....................................            29             55              15                 20
Organization costs......................................             1              3              --                  6
Trustees' fees and expenses.............................             6              7               1                  3
Transfer agent fees.....................................            67            100              42                 88
Registration and filing fees............................            48             46              10                 21
Printing costs..........................................            31             36               8                 17
Other...................................................            10             13               3                  5
                                                               -------     -----------         ------             ------
Total expenses before waivers/reimbursements............         2,079          2,068             445              1,044
Less waivers/reimbursements.............................          (779)          (507)           (146)              (395)
                                                               -------     -----------         ------             ------
Net expenses............................................         1,300          1,561             300                649
                                                               -------     -----------         ------             ------
Net Investment Income...................................        11,312         13,781           1,845              5,010
                                                               -------     -----------         ------             ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
 transactions...........................................         1,432         (2,505)            (36)              (253)
Net change in unrealized appreciation (depreciation)
 from investments.......................................          (248)         1,176             571                483
                                                               -------     -----------         ------             ------
Net realized/unrealized gains (losses) from
 investments............................................         1,184         (1,329)            535                230
                                                               -------     -----------         ------             ------
Change in net assets resulting from operations..........     $  12,496      $  12,452       $   2,380          $   5,240
                                                               -------     -----------         ------             ------
                                                               -------     -----------         ------             ------


                                                             LOUISIANA
                                                             MUNICIPAL
                                                            BOND FUND(A)
                                                          ----------------
INVESTMENT INCOME:
Interest income.........................................     $    6,372
Dividend income.........................................             40
                                                                -------
Total Income............................................          6,412
                                                                -------
EXPENSES:
Investment advisory fees................................            641
Administration fees.....................................            185
12b-1 fees (Class A)....................................             52
12b-1 fees (Class B)....................................             14
Custodian and accounting fees...........................             51
Legal and audit fees....................................             26
Organization costs......................................              1
Trustees' fees and expenses.............................              2
Transfer agent fees.....................................             55
Registration and filing fees............................             --
Printing costs..........................................              6
Other...................................................             19
                                                                -------
Total expenses before waivers/reimbursements............          1,052
Less waivers/reimbursements.............................           (218)
                                                                -------
Net expenses............................................            834
                                                                -------
Net Investment Income...................................          5,578
                                                                -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
 transactions...........................................           (146)
Net change in unrealized appreciation (depreciation)
 from investments.......................................         (3,198)
                                                                -------
Net realized/unrealized gains (losses) from
 investments............................................         (3,344)
                                                                -------
Change in net assets resulting from operations..........     $    2,234
                                                                -------
                                                                -------

---------

      (a)  For the period from December 1, 1995 to June 30, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          41----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   INTERMEDIATE                                  KENTUCKY MUNICIPAL BOND
                                                TAX-FREE BOND FUND            MUNICIPAL                    FUND
                                                                             INCOME FUND         ------------------------
                                             ------------------------  ------------------------                 PERIOD
                                             YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   ENDED JUNE
                                              JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,        30,
                                                1996         1995         1996         1995         1996       1995 (A)
                                             -----------  -----------  -----------  -----------  -----------  -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income..................   $  11,312    $  10,310    $  13,782    $  10,865    $   1,845    $     886
    Net realized gains (losses) from
      investment and transactions..........       1,432        1,387       (2,505)      (3,212)         (36)        (447)
    Net change in unrealized appreciation
      (depreciation) from investments......        (248)       1,623        1,176        3,441          571        2,403
                                             -----------  -----------  -----------  -----------  -----------  -----------
Change in net assets resulting from
  operations...............................      12,496       13,320       12,453       11,094        2,380        2,842
                                             -----------  -----------  -----------  -----------  -----------  -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income.............     (10,698)      (9,992)     (12,119)      (9,899)      (1,450)        (704)
    From net realized gains from investment
      transactions.........................        (468)          --           --           --           --           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income.............        (328)        (237)        (996)        (593)        (374)        (182)
    In excess of net investment income.....          --          (11)          --           --           --           --
    From net realized gains from investment
      transactions.........................         (17)          --           --           --           --           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income.............         (64)         (35)        (666)        (343)         (21)          --
    From net realized gains from investment
      transactions.........................          (3)          --           --           --           --           --
                                             -----------  -----------  -----------  -----------  -----------  -----------
Change in net assets from shareholder
  distributions............................     (11,578)     (10,275)     (13,781)     (10,835)      (1,845)        (886)
                                             -----------  -----------  -----------  -----------  -----------  -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued............      79,285       76,973      135,163       92,292        7,868       13,688
    Dividends reinvested...................       1,603        1,337        1,920        1,490          224          117
    Cost of shares redeemed................     (73,503)     (52,112)     (51,353)     (56,680)     (10,109)     (16,297)
                                             -----------  -----------  -----------  -----------  -----------  -----------
Change in net assets from share
  transactions.............................       7,385       26,198       85,730       37,102       (2,017)      (2,492)
                                             -----------  -----------  -----------  -----------  -----------  -----------
Change in net assets.......................       8,303       29,243       84,402       37,361       (1,482)        (536)
NET ASSETS:
    Beginning of period....................     217,959      188,716      205,704      168,343       41,417       41,953
                                             -----------  -----------  -----------  -----------  -----------  -----------
    End of period..........................   $ 226,262    $ 217,959    $ 290,106    $ 205,704    $  39,935    $  41,417
                                             -----------  -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------  -----------
SHARE TRANSACTIONS:
    Issued.................................       7,384        7,387       13,875        9,619          779        1,341
    Reinvested.............................         148          128          197          155           23           12
    Redeemed...............................      (6,824)      (5,012)      (5,278)      (5,967)        (997)      (1,602)
                                             -----------  -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------  -----------
Change in shares...........................         708        2,503        8,794        3,807         (195)        (249)
                                             -----------  -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------  -----------
Undistributed (distributions in excess of)
  net investment income included in net
  assets:
    End of period..........................   $     233    $      11    $      20    $      19    $      --    $      --
                                             -----------  -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------  -----------


                                                PERIOD
                                                ENDED
                                             JANUARY 19,
                                               1995 (B)
                                             ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income..................   $    2,318
    Net realized gains (losses) from
      investment and transactions..........       (1,331)
    Net change in unrealized appreciation
      (depreciation) from investments......       (4,798)
                                             ------------
Change in net assets resulting from
  operations...............................       (3,811)
                                             ------------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income.............       (2,409)
    From net realized gains from investment
      transactions.........................           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income.............           --
    In excess of net investment income.....           --
    From net realized gains from investment
      transactions.........................           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income.............           --
    From net realized gains from investment
      transactions.........................           --
                                             ------------
Change in net assets from shareholder
  distributions............................       (2,409)
                                             ------------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued............       12,790
    Dividends reinvested...................          340
    Cost of shares redeemed................      (29,620)
                                             ------------
Change in net assets from share
  transactions.............................      (16,490)
                                             ------------
Change in net assets.......................      (22,710)
NET ASSETS:
    Beginning of period....................       64,663
                                             ------------
    End of period..........................   $   41,953
                                             ------------
                                             ------------
SHARE TRANSACTIONS:
    Issued.................................        1,300
    Reinvested.............................           35
    Redeemed...............................       (3,103)
                                             ------------
                                             ------------
Change in shares...........................       (1,768)
                                             ------------
                                             ------------
Undistributed (distributions in excess of)
  net investment income included in net
  assets:
    End of period..........................   $       --
                                             ------------
                                             ------------

---------

      (a)  For the period from January 20, 1995 (date merged) to June 30, 1995.

      (b)  For the period from February 1, 1994 to January 19, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

----42

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                      OHIO MUNICIPAL BOND FUND
                                                                                      LOUISIANA MUNICIPAL BOND FUND (A)
                                                      ------------------------  ----------------------------------------------
                                                      YEAR ENDED   YEAR ENDED    SEVEN MONTHS     YEAR ENDED      YEAR ENDED
                                                       JUNE 30,     JUNE 30,    ENDED JUNE 30,   NOVEMBER 30,    NOVEMBER 30,
                                                         1996         1995           1996            1995            1994
                                                      -----------  -----------  --------------  --------------  --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...........................   $   5,010    $   5,282     $    5,578      $   10,058      $   10,034
    Net realized losses from investment
      transactions..................................        (253)      (3,290)          (146)            (11)           (403)
    Net change in unrealized appreciation
      (depreciation) from investments...............         483        3,601         (3,198)         14,487         (15,995)
                                                      -----------  -----------  --------------  --------------  --------------
Change in net assets resulting from operations......       5,240        5,593          2,234          24,534          (6,364)
                                                      -----------  -----------  --------------  --------------  --------------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS (B):
    From net investment income......................      (4,102)      (4,520)        (1,732)             --              --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income......................        (670)        (627)        (3,782)        (10,014)        (10,033)
    In excess of net investment income..............          --          (22)            --              --              --
    From net realized gains.........................          --           --             --              --          (2,114)
    In excess of net realized gains from investment
      transactions..................................          --           --             --              --             (36)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income......................        (238)        (112)           (64)            (44)             (2)
    In excess of net investment income..............          --           (1)            --              --              --
                                                      -----------  -----------  --------------  --------------  --------------
Change in net assets from shareholder
  distributions.....................................      (5,010)      (5,282)        (5,578)        (10,058)        (12,185)
                                                      -----------  -----------  --------------  --------------  --------------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.....................      28,462       12,266         13,459          27,568          44,951
    Dividends reinvested............................         890          870            929           1,980           2,653
    Cost of shares redeemed.........................     (18,818)     (28,426)       (26,535)        (32,814)        (28,565)
                                                      -----------  -----------  --------------  --------------  --------------
Change in net assets from share transactions........      10,534      (15,290)       (12,147)         (3,266)         19,039
                                                      -----------  -----------  --------------  --------------  --------------
Change in net assets................................      10,764      (14,979)       (15,491)         11,210             490
NET ASSETS:
    Beginning of period.............................      95,208      110,187        208,234         197,024         196,534
                                                      -----------  -----------  --------------  --------------  --------------
    End of period...................................   $ 105,972    $  95,208     $  192,743      $  208,234      $  197,024
                                                      -----------  -----------  --------------  --------------  --------------
                                                      -----------  -----------  --------------  --------------  --------------
SHARE TRANSACTIONS:
    Issued..........................................       2,628        1,160            870           2,610           4,251
    Issued in restatement of net asset value (c)....                                   1,261
    Reinvested......................................          82           82             89             189             250
    Redeemed........................................      (1,744)      (2,717)        (2,146)         (3,138)         (2,744)
                                                      -----------  -----------  --------------  --------------  --------------
Change in shares....................................         966       (1,475)            74            (339)          1,757
                                                      -----------  -----------  --------------  --------------  --------------
                                                      -----------  -----------  --------------  --------------  --------------
Undistributed (distributions in excess of) net
  investment income included in net assets:
    End of period...................................   $       8    $       8     $       --      $       --      $       --
                                                      -----------  -----------  --------------  --------------  --------------
                                                      -----------  -----------  --------------  --------------  --------------

---------

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond
           Fund. Changes in net assets for the periods prior to March 26, 1996 represent the Paragon Louisiana Tax-Free Fund.

      (b)  Fiduciary Shares of the Louisiana Municipal Bond Fund commenced operations March 26, 1996 upon the conversion of certain Class A Shares to Fiduciary Shares.

      (c)  Pursuant to its reorganization as a fund of The One Group, the Louisiana Municipal Bond Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from
           $10.67 to $10.00 and Class B Shares from $10.70 to $10.00.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          43----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1996

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently consists of twenty-six active funds. The accompanying financial statements and financial highlights are those of the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund and the Louisiana Municipal Bond Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund, except for the Kentucky Municipal Bond Fund, Ohio Municipal Bond Fund, and the Louisiana Municipal Bond Fund, which are non-diversified. Effective February 7, 1996, the Tax-Free Bond Fund was renamed the Municipal Income Fund.

    The Trust  entered  into  an  Agreement  and  Plan  of  Reorganization  (the
    "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. Subsequent to the reorganization, the fiscal year end changed from November 30 to June 30 for the Louisiana Municipal Bond Fund. Therefore, the current period statements of operations and changes in net assets for that Fund present the results of operations and changes in net assets for the seven months ended June 30, 1996.

    The Funds' investment objectives are as follows:

FUND                                OBJECTIVE
----------------------------------  -------------------------------------------------------------------
Intermediate Tax-Free Bond Fund     Current income exempt from Federal income taxes consistent with prudent investment management and the preservation of capital.
Municipal Income Fund               Current income exempt from Federal income taxes.
Kentucky Municipal Bond Fund        Current income both consistent with the preservation of capital and exempt from federal income tax and Kentucky personal income tax.
Ohio Municipal Bond Fund            Current income both consistent with the preservation of principal and exempt from federal and Ohio income tax.
Louisiana Municipal Bond Fund       Current income both consistent with the preservation of principal and exempt from federal and Louisiana income tax.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

CONTINUED

----44

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

     SECURITY VALUATION

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the investment adviser under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

     WRITTEN OPTIONS

     The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     MORTGAGE ROLLS

     The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income, for the difference between the current sales price and the lower forward price for the future purchase.

CONTINUED

                                                                          45----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1996, the Funds had no securities on loan.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, have been reclassified to additional paid-in capital.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund, have been allocated among the funds of the Trust pro-rata, based on the relative net assets of each fund. In the event that any of the initial shares are redeemed

CONTINUED

----46

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

     during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  SHARES OF BENEFICIAL INTEREST:

    The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through thirty-two series and four classes:
    Fiduciary, Class A, Class B and Service. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended June 30, 1996 and June 30, 1995:

CONTINUED

                                                                          47----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

                                                                        (Amounts in Thousands)

                                         INTERMEDIATE TAX-FREE    MUNICIPAL INCOME FUND       KENTUCKY MUNICIPAL BOND FUND
                                               BOND FUND          ----------------------  -------------------------------------
                                        ------------------------    YEAR                                 PERIOD       PERIOD
                                        YEAR ENDED   YEAR ENDED     ENDED    YEAR ENDED   YEAR ENDED   ENDED JUNE      ENDED
                                         JUNE 30,     JUNE 30,    JUNE 30,    JUNE 30,     JUNE 30,     30, 1995    JANUARY 19,
                                           1996         1995        1996        1995         1996          (A)      1995 (B)(C)
                                        -----------  -----------  ---------  -----------  -----------  -----------  -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.........   $  73,620    $  74,654   $ 100,593   $  84,681    $   6,010    $   2,966    $  12,790
  Dividends reinvested................       1,311        1,137         835         805           30            6          340
  Cost of shares redeemed.............     (69,859)     (50,142)    (45,206)    (52,518)      (8,690)     (14,827)     (29,620)
                                        -----------  -----------  ---------  -----------  -----------  -----------  -----------
  Change in net assets from Fiduciary
    Share transactions................   $   5,072    $  25,649   $  56,222   $  32,968    $  (2,650)   $ (11,855)   $ (16,490)
                                        -----------  -----------  ---------  -----------  -----------  -----------  -----------
                                        -----------  -----------  ---------  -----------  -----------  -----------  -----------
CLASS A SHARES:
  Proceeds from shares issued.........   $   4,157    $   1,577   $  18,884   $   2,951    $     475    $  10,642
  Dividends reinvested................         246          176         699         470          186          111
  Cost of shares redeemed.............      (3,426)      (1,755)     (5,106)     (2,721)      (1,412)      (1,470)
                                        -----------  -----------  ---------  -----------  -----------  -----------
  Change in net assets from Class A
    Share transactions................   $     977    $      (2)  $  14,477   $     700    $    (751)   $   9,283
                                        -----------  -----------  ---------  -----------  -----------  -----------
                                        -----------  -----------  ---------  -----------  -----------  -----------
CLASS B SHARES:
  Proceeds from shares issued.........   $   1,508    $     742   $  15,686   $   4,660    $   1,383    $      80
  Dividends reinvested................          46           24         386         215            8
  Cost of shares redeemed.............        (218)        (215)     (1,041)     (1,441)          (7)
                                        -----------  -----------  ---------  -----------  -----------  -----------
  Change in net assets from Class B
    Share transactions................   $   1,336    $     551   $  15,031   $   3,434    $   1,384    $      80
                                        -----------  -----------  ---------  -----------  -----------  -----------
                                        -----------  -----------  ---------  -----------  -----------  -----------

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued..............................       6,859        7,168      10,330       8,830          593          307        1,300
  Reinvested..........................         121          109          86          84            4            1           35
  Redeemed............................      (6,488)      (4,824)     (4,649)     (5,532)        (856)      (1,453)      (3,103)
                                        -----------  -----------  ---------  -----------  -----------  -----------  -----------
  Change in Fiduciary Shares..........         492        2,453       5,767       3,382         (259)      (1,145)      (1,768)
                                        -----------  -----------  ---------  -----------  -----------  -----------  -----------
                                        -----------  -----------  ---------  -----------  -----------  -----------  -----------

CLASS A SHARES:
  Issued..............................         387          148       1,933         304           48        1,026
  Reinvested..........................          22           17          72          49           18           11
  Redeemed............................        (316)        (167)       (522)       (283)        (140)        (149)
                                        -----------  -----------  ---------  -----------  -----------  -----------
  Change in Class A Shares............          93           (2)      1,483          70          (74)         888
                                        -----------  -----------  ---------  -----------  -----------  -----------
                                        -----------  -----------  ---------  -----------  -----------  -----------

CLASS B SHARES:
  Issued..............................         138           71       1,612         485          138            8
  Reinvested..........................           5            2          40          22            1
  Redeemed............................         (20)         (21)       (108)       (152)          (1)
                                        -----------  -----------  ---------  -----------  -----------  -----------
  Change in Class B Shares............         123           52       1,544         355          138            8
                                        -----------  -----------  ---------  -----------  -----------  -----------
                                        -----------  -----------  ---------  -----------  -----------  -----------

------------

      (a)  For the period from January 20, 1995 (date merged) to June 30, 1996.

      (b)  Prior to January 20, 1995, the Kentucky Municipal Bond Fund Shares were unclassified.
      (c)  For the period from February 1, 1994 to January 19, 1995.

CONTINUED

----48

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

                                                                                    (Amounts in Thousands)

                                                                        OHIO MUNICIPAL           LOUISIANA MUNICIPAL
                                                                          BOND FUND                 BOND FUND (A)
                                                                     --------------------  -------------------------------
                                                                       YEAR       YEAR                           YEAR
                                                                       ENDED      ENDED     SEVEN MONTHS        ENDED
                                                                     JUNE 30,   JUNE 30,   ENDED JUNE 30,    NOVEMBER 30,
                                                                       1996       1995          1996           1995 (D)
                                                                     ---------  ---------  ---------------  --------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES (B):
  Proceeds from shares issued......................................  $  16,537  $   9,413           6,255
  Proceeds from shares issued in conversion from Class A Shares....         --         --         137,607(b)
  Dividends reinvested.............................................        245        298              --
  Cost of shares redeemed..........................................    (16,421)   (23,281)         (6,804)
                                                                     ---------  ---------  ---------------
  Change in net assets from Fiduciary Share transactions...........  $     361  $ (13,570)  $     137,058
                                                                     ---------  ---------  ---------------
                                                                     ---------  ---------  ---------------
CLASS A SHARES:
  Proceeds from shares issued......................................  $   5,812  $   1,338   $       5,814     $   25,634
  Dividends reinvested.............................................        479        486             889          1,948
  Cost of shares redeemed..........................................     (1,813)    (4,694)        (19,453)       (32,701)
  Cost of shares redeemed in conversion to Fiduciary Shares........         --         --        (137,607)(b)           --
                                                                     ---------  ---------  ---------------  --------------
  Change in net assets from Class A Share transactions.............  $   4,478  $  (2,870)  $    (150,357)    $   (5,119)
                                                                     ---------  ---------  ---------------  --------------
                                                                     ---------  ---------  ---------------  --------------
CLASS B SHARES:
  Proceeds from shares issued......................................  $   6,113  $   1,515   $       1,390     $    1,934
  Dividends reinvested.............................................        166         86              40             31
  Cost of shares redeemed..........................................       (584)      (451)           (278)          (112)
                                                                     ---------  ---------  ---------------  --------------
  Change in net assets from Class B Share transactions.............  $   5,695  $   1,150   $       1,152     $    1,853
                                                                     ---------  ---------  ---------------  --------------
                                                                     ---------  ---------  ---------------  --------------

SHARE TRANSACTIONS:
FIDUCIARY SHARES (B):
  Issued...........................................................      1,528        892             195
  Issued in conversion from Class A Shares.........................         --         --          13,761(b)
  Reinvested.......................................................         23         28              --
  Redeemed.........................................................     (1,523)    (2,223)           (250)
                                                                     ---------  ---------  ---------------
  Change in Fiduciary Shares.......................................         28     (1,303)         13,706
                                                                     ---------  ---------  ---------------
                                                                     ---------  ---------  ---------------
CLASS A SHARES:
  Issued...........................................................        539        126             545          2,426
  Issued in restatement of net asset value(c)......................         --         --           1,239             --
  Reinvested.......................................................         44         46              85            186
  Redeemed.........................................................       (167)      (451)         (1,869)        (3,127)
  Redeemed in conversion to Fiduciary Shares.......................         --         --         (13,761)(b)
                                                                     ---------  ---------  ---------------  --------------
  Change in Class A Shares.........................................        416       (279)        (13,761)          (515)
                                                                     ---------  ---------  ---------------  --------------
                                                                     ---------  ---------  ---------------  --------------
CLASS B SHARES:
  Issued...........................................................        561        142             130            183
  Issued in restatement of net asset value(c)......................         --         --              22             --
  Reinvested.......................................................         15          8               4              3
  Redeemed.........................................................        (54)       (43)            (27)           (10)
                                                                     ---------  ---------  ---------------  --------------
  Change in Class B Shares.........................................        522        107             129            176
                                                                     ---------  ---------  ---------------  --------------
                                                                     ---------  ---------  ---------------  --------------

------------

      (a)  Upon reorganizing as a fund of The One Group, The Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond
           Fund. Capital and share transactions for the period prior to March 26, 1996 represent the Paragon Louisiana Tax-Free
           Fund.

      (b)  Fiduciary Shares of the Louisiana Municipal Bond Fund commenced operations March 26, 1996 upon the conversion of certain Class A Shares to Fiduciary Shares.

      (c)  Pursuant to its reorganization as a fund of The One Group, the Louisiana Municipal Bond Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from
           $10.67 to $10.00 and Class B Shares from $10.70 to $10.00.

4.  INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal

CONTINUED

                                                                          49----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

   to the following percentages of the Funds' average net assets: 0.60% of the Intermediate Tax-Free Bond Fund, Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund and the Louisiana Municipal Bond Fund; and 0.45% of the Municipal Income Fund.

    The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund--the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator. Prior to November 30, 1995, The Shareholder Services Group d/b/a 440 Financial served as administrator of each Fund (except Louisiana Municipal Bond Fund) under essentially the same terms as the current administration agreement. Prior to March 26, 1996, Goldman Sachs Asset Management served as administrator of Paragon. The terms of the current administration agreement are substantially the same as the former administration agreement.

    The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to a distribution and shareholder services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% and 0.90% of average daily net assets of the Class A Shares and Class B Shares, respectively, of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks,
    (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder
    services.   Fiduciary  Class  Shares  of   each  Fund  are  offered  without
    distribution fees. For the year ended June 30, 1996, the Distributor received $1,493,085 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which the Distributor reallowed $1,431,454 to affiliated broker/dealers of the Fund.

    Prior to January 2, 1996, Premier Investment Advisors, L.L.C. ("Premier") served as investment adviser and Goldman Sachs & Company served as distributor to Paragon. Pursuant to the approval of the Board of Trustees of Paragon on October 31, 1995 and its shareholders on December 20, 1995, Paragon entered into an investment advisory agreement with the Adviser and a distribution agreement with the Distributor effective January 2, 1996. The terms of the investment advisory agreements with Premier and with the Adviser and the distribution agreements with Goldman Sachs & Company and the Distributor were substantially the same.

    Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

CONTINUED

----50

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

    The Adviser, Administrator and Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the period ended June 30, 1996, fees in the following amounts were waived or reimbursed to the Funds (amounts in thousands):

                                                                     INVESTMENT                            12B-1 FEES WAIVED
                                                                    ADVISORY FEES     ADMINISTRATION
                                                                       WAIVED/         FEES WAIVED/     ------------------------
                                                                     REIMBURSED         REIMBURSED        CLASS A      CLASS B
                                                                  -----------------  -----------------  -----------  -----------
Intermediate Tax-Free Bond Fund.................................      $     770          $      --       $       7    $       2
Municipal Income Fund...........................................            388                 87              18           14
Kentucky Municipal Bond Fund....................................            133                  3               9            1
Ohio Municipal Bond Fund........................................            348                 27              14            6
Louisiana Municipal Bond Fund*..................................            170                 32              15            1

   ------------

   *  For the period December 1, 1995 to June 30, 1996.

5.  SECURITIES TRANSACTIONS:

    The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended June 30, 1996 were as follows (amounts in thousands):

                                                                                           PURCHASES     SALES
                                                                                          -----------  ----------
Intermediate Tax-Free Bond Fund.........................................................   $ 258,530   $  243,360
Municipal Income Fund...................................................................     286,477      199,431
Kentucky Municipal Bond Fund............................................................       6,605        8,569
Ohio Municipal Bond Fund................................................................      33,151       23,310
Louisiana Municipal Bond Fund *.........................................................      32,302       53,078

   ------------

   *  For the period December 1, 1995 to June 30, 1996.

6.  FINANCIAL INSTRUMENTS:

    Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

7.  CONCENTRATION OF CREDIT RISK:

    The Kentucky, Ohio and Louisiana Municipal Bond Funds invest in primarily debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

CONTINUED

                                                                          51----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

8.  FEDERAL TAX INFORMATION (UNAUDITED):

    The accompanying table below details distributions from long-term capital gains for the following fund for the period ended June 30, 1996 (amounts in thousands):

                                                                                                           DISTRIBUTIONS
                                                                                                          ---------------
Intermediate Tax-Free Bond Fund.........................................................................     $     714

   At June 30, 1996, the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

                                                                                               CAPITAL LOSS
                                                                                               CARRYFORWARD      EXPIRES
                                                                                              ---------------  -----------
Municipal Income Bond Fund..................................................................     $   2,173           2003
Kentucky Municipal Bond Fund................................................................           483           2004
Kentucky Municipal Bond Fund................................................................         1,332           2003
Ohio Municipal Bond Fund....................................................................         1,463           2004
Ohio Municipal Bond Fund....................................................................         2,319           2003
Louisiana Municipal Bond Fund...............................................................           268           2004
Louisiana Municipal Bond Fund...............................................................            48           2003
Louisiana Municipal Bond Fund...............................................................           282           2002

   Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended June 30, 1997 (amounts in thousands):

                                                                                                         POST-OCTOBER
                                                                                                        CAPITAL LOSSES
                                                                                                        ---------------
Municipal Income Bond Fund............................................................................     $   5,776
Ohio Municipal Bond Fund..............................................................................           183

The Funds designate the following exempt-interest dividends for the taxable year ended June 30, 1996:

                                                          INTERMEDIATE                   KENTUCKY       OHIO       LOUISIANA
                                                            TAX-FREE       MUNICIPAL     MUNICIPAL    MUNICIPAL    MUNICIPAL
                                                            BOND FUND     INCOME FUND    BOND FUND    BOND FUND    BOND FUND
                                                          -------------  -------------  -----------  -----------  -----------
Exempt-interest dividends:
  Fiduciary Shares (000)................................    $   6,841      $  10,344     $   1,424    $   2,836    $   1,716
  Class A Shares (000)..................................          210            850           367          463        3,747
  Class B Shares (000)..................................           41            568            21          165           63
Exempt-interest dividends per share:
  Fiduciary Shares......................................        0.329          0.476         0.493        0.386        0.449
  Class A Shares........................................        0.316          0.462         0.493        0.370        0.443
  Class B Shares........................................        0.270          0.405         0.347        0.326        0.378

CONTINUED

----52

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

   The percentage break-down of exempt-interest income by state for the Fund's taxable year ended June 30, 1996 (March 26, 1996 through June 30, 1996 for the Louisiana Municipal Bond Fund) is as follows:

                           INTERMEDIATE TAX-FREE      MUNICIPAL INCOME      KENTUCKY MUNICIPAL      OHIO MUNICIPAL
                                 BOND FUND                  FUND                BOND FUND             BOND FUND
                          ------------------------  --------------------  ----------------------  ------------------
Alaska..................               3.3%                    1.9%                    --                    --
Arizona.................               3.0%                    0.4%                    --                    --
Arkansas................               0.8%                    4.7%                    --                    --
California..............               5.9%                    4.8%                    --                    --
Colorado................               8.6%                   16.6%                    --                    --
Connecticut.............               0.7%                    0.1%                    --                    --
Delaware................               0.9%                     --                     --                    --
District of Columbia....               0.5%                     --                     --                    --
Florida.................               3.3%                    7.4%                    --                    --
Georgia.................               1.5%                    1.9%                    --                    --
Hawaii..................               0.4%                     --                     --                    --
Idaho...................               1.6%                     --                     --                    --
Illinois................              10.6%                    5.4%                    --                    --
Indiana.................               3.4%                    1.8%                    --                    --
Iowa....................               1.6%                    1.9%                    --                    --
Kansas..................               1.0%                    3.7%                    --                    --
Kentucky................               0.2%                    0.1%                 100.0%                   --
Louisiana...............               0.3%                    2.5%                    --                    --
Maine...................                --                     0.7%                    --                    --
Maryland................               0.7%                     --                     --                    --
Massachusetts...........               1.7%                    1.2%                    --                   1.2%
Michigan................               0.6%                    2.4%                    --                    --
Minnesota...............               1.9%                    0.9%                    --                    --
Mississippi.............               0.1%                    2.0%                    --                    --
Missouri................               1.5%                    3.5%                    --                   0.6%
Montana.................               0.1%                    1.5%                    --                    --
Nebraska................               1.3%                    0.5%                    --                    --
Nevada..................               2.2%                    0.7%                    --                    --
New Hampshire...........               0.8%                    0.1%                    --                    --
New Jersey..............                --                     0.9%                    --                    --
New Mexico..............               5.0%                    2.2%                    --                    --
New York................               1.1%                    1.7%                    --                    --
North Carolina..........               0.0%                    1.2%                    --                    --
North Dakota............               0.3%                    0.8%                    --                    --
Ohio....................               1.3%                    1.6%                    --                  96.9%
Oklahoma................               0.1%                    0.9%                    --                    --
Oregon..................               2.3%                    0.1%                    --                    --
Pennsylvania............               3.0%                    2.2%                    --                    --
Puerto Rico.............               0.5%                    0.6%                    --                    --
Rhode Island............               0.9%                    0.6%                    --                    --
South Carolina..........               0.6%                    1.9%                    --                    --
South Dakota............               1.2%                    2.1%                    --                    --
Tennessee...............               0.7%                    2.0%                    --                    --
Texas...................              11.0%                   10.8%                    --                   0.1%
Utah....................               2.3%                    0.9%                    --                    --
Vermont.................               0.1%                     --                     --                    --
Virginia................               2.3%                    0.4%                    --                    --
Washington..............               4.4%                    0.2%                    --                   1.1%
West Virginia...........               1.5%                    0.3%                    --                    --
Wisconsin...............               0.1%                    0.7%                    --                   0.1%
Wyoming.................               2.8%                    1.2%                    --                    --
                                     -----                   -----                  -----                 -----
                                     100.0%                  100.0%                 100.0%                100.0%
                                     -----                   -----                  -----                 -----
                                     -----                   -----                  -----                 -----

                           LOUISIANA MUNICIPAL
                                BOND FUND
                          ----------------------
Alaska..................               --
Arizona.................               --
Arkansas................               --
California..............               --
Colorado................               --
Connecticut.............               --
Delaware................               --
District of Columbia....               --
Florida.................               --
Georgia.................               --
Hawaii..................               --
Idaho...................               --
Illinois................               --
Indiana.................               --
Iowa....................               --
Kansas..................               --
Kentucky................               --
Louisiana...............            100.0%
Maine...................               --
Maryland................               --
Massachusetts...........               --
Michigan................               --
Minnesota...............               --
Mississippi.............               --
Missouri................               --
Montana.................               --
Nebraska................               --
Nevada..................               --
New Hampshire...........               --
New Jersey..............               --
New Mexico..............               --
New York................               --
North Carolina..........               --
North Dakota............               --
Ohio....................               --
Oklahoma................               --
Oregon..................               --
Pennsylvania............               --
Puerto Rico.............               --
Rhode Island............               --
South Carolina..........               --
South Dakota............               --
Tennessee...............               --
Texas...................               --
Utah....................               --
Vermont.................               --
Virginia................               --
Washington..............               --
West Virginia...........               --
Wisconsin...............               --
Wyoming.................               --
                                    -----
                                    100.0%
                                    -----
                                    -----

CONTINUED

                                                                          53----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

9.  REORGANIZATIONS:

    The Trust entered an Agreement and Plan of Reorganization with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Paragon Louisiana Tax-Free Fund transferred its assets and liabilities to the One Group Louisiana Municipal Bond Fund. The reorganization, which qualified as tax-free exchange for federal income tax purposes, was completed at the close of business March 25, 1996 following approval by shareholders of Paragon at a special shareholder meeting. The following is a summary of shares outstanding, net assets net asset value per share and unrealized appreciation immediately before and after the reorganization (amounts in thousands except net asset value):

                                                                                                                 AFTER
                                                                                BEFORE REORGANIZATION       REORGANIZATION
                                                                            ------------------------------  ---------------
                                                                               PARAGON        LOUISIANA        LOUISIANA
                                                                              LOUISIANA     MUNICIPAL BOND  MUNICIPAL BOND
                                                                            TAX-FREE FUND        FUND            FUND
                                                                            --------------  --------------  ---------------
Shares....................................................................        18,757              --           20,018*
Net Assets................................................................    $  200,185              --      $   200,185
Net Asset Value:
  Fiduciary...............................................................                            --      $     10.00*
  Class A.................................................................         10.67              --            10.00*
  Class B.................................................................         10.70              --            10.00*
Unrealized Appreciation...................................................    $    4,349              --      $     4,349

   ------------

   * Pursuant to its reorganization as a fund of The One Group, the Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $10.67 to $10.00 and Class B Shares from $10.70 to $10.00.

   On October 7, 1994, the Board of Trustees approved an agreement and plan of reorganization for the acquisition of the Trademark Funds by the Trust. Under the agreement and plan of reorganization, all assets and liabilities of the Trademark Kentucky Municipal Bond Fund (the "Acquired Fund") were acquired by the Kentucky Municipal Bond Fund, (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed following approval by the shareholders of the Acquired Fund. The following is a summary of shares outstanding, net assets, unrealized depreciation and net asset value per share immediately before and after the reorganization (amounts in thousands except net asset value):

                                                                                                           AFTER
                                                                         BEFORE REORGANIZATION        REORGANIZATION
                                                                    --------------------------------  ---------------
                                                                    TRADEMARK KENTUCKY    KENTUCKY       KENTUCKY
                                                                         MUNICIPAL        MUNICIPAL      MUNICIPAL
                                                                         BOND FUND        BOND FUND      BOND FUND
                                                                    -------------------  -----------  ---------------
Shares............................................................            4,422*             --           4,422
Net Assets:
  Fiduciary.......................................................      $    41,953*      $      --     $    41,953
Net Asset Value:
  Fiduciary.......................................................      $      9.49*      $      --     $      9.49
Unrealized Depreciation...........................................      $    (2,604)      $      --     $    (2,604)

   ------------

   * Before the reorganization, the Acquired Funds offered only one class of shares.

CONTINUED

----54

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INTERMEDIATE TAX-FREE BOND FUND
                                                    ------------------------------------------------------------------------
                                                                                   FIDUCIARY
                                                    ------------------------------------------------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                    ------------------------------------------------------------------------
                                                        1996           1995           1994           1993           1992
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................  $      10.64   $      10.49   $      11.15   $      10.69   $      10.28
                                                    ------------   ------------   ------------   ------------   ------------
Investment Activities
  Net investment income...........................          0.52           0.54           0.52           0.53           0.55
  Net realized and unrealized gains (losses) from
    investments...................................          0.04           0.15          (0.52)          0.49           0.42
                                                    ------------   ------------   ------------   ------------   ------------
    Total from Investment Activities..............          0.56           0.69           0.00           1.02           0.97
                                                    ------------   ------------   ------------   ------------   ------------
Distributions
  Net investment income...........................         (0.51)         (0.54)         (0.53)         (0.52)         (0.55)
  In excess of net investment income..............            --             --          (0.01)            --             --
  Net realized gains..............................         (0.02)            --          (0.01)         (0.04)         (0.01)
  In excess of net realized gains.................            --             --          (0.11)            --             --
                                                    ------------   ------------   ------------   ------------   ------------
    Total Distributions...........................         (0.53)         (0.54)         (0.66)         (0.56)         (0.56)
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE,
  END OF PERIOD...................................  $      10.67   $      10.64   $      10.49   $      11.15   $      10.69
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total Return (Excludes Sales Charge)..............          5.39%          6.75%         (0.11)%         9.79%          9.54%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............  $    217,201   $    211,229   $    182,611   $    166,489   $    142,672
  Ratio of expenses to average net assets.........          0.54%          0.53%          0.48%          0.54%          0.55%
  Ratio of net investment income to average net
    assets........................................          4.87%          5.17%          4.78%          4.93%          5.28%
  Ratio of expenses to average net assets*........          0.87%          0.88%          0.84%          0.94%          1.07%
  Ratio of net investment income to average net
    assets*.......................................          4.54%          4.82%          4.42%          4.53%          4.77%
  Portfolio Turnover (a)..........................        111.58%        199.76%        105.98%         31.99%         11.50%

----------

        *  During  the  period, certain  fees were  voluntarily reduced.  If  such voluntary  fee reductions  had not occurred, the ratios would have been as indicated.
      (a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          55----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INTERMEDIATE TAX-FREE BOND FUND
                                                    ------------------------------------------------------------------------
                                                                                    CLASS A
                                                    ------------------------------------------------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                    ------------------------------------------------------------------------
                                                        1996           1995           1994           1993         1992 (A)
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................  $      10.63   $      10.48   $      11.14   $      10.69   $   10.57
                                                    ------------   ------------   ------------         ------      ------
Investment Activities
  Net investment income...........................          0.50           0.51           0.50           0.55        0.15
  Net realized and unrealized gains (losses) from
    investments...................................          0.05           0.15          (0.52)          0.44        0.18
                                                    ------------   ------------   ------------         ------      ------
    Total from Investment Activities..............          0.55           0.66          (0.02)          0.99        0.33
                                                    ------------   ------------   ------------         ------      ------
Distributions
  Net investment income...........................         (0.49)         (0.49)         (0.52)         (0.50)      (0.21)
  In excess of net investment income..............            --          (0.02)         (0.01)            --          --
  Net realized gains..............................         (0.02)            --             --          (0.04)         --
  In excess of net realized gains.................            --             --          (0.11)            --          --
                                                    ------------   ------------   ------------         ------      ------
    Total Distributions...........................         (0.51)         (0.51)         (0.64)         (0.54)      (0.21)
                                                    ------------   ------------   ------------         ------      ------
NET ASSET VALUE,
  END OF PERIOD...................................  $      10.67   $      10.63   $      10.48   $      11.14   $   10.69
                                                    ------------   ------------   ------------         ------      ------
                                                    ------------   ------------   ------------         ------      ------
Total Return (Excludes Sales Charge)..............          5.28%          6.49%         (0.33)%         9.47%       8.68%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............  $      6,622   $      5,614   $      5,556   $      5,480   $       5
  Ratio of expenses to average net assets.........          0.79%          0.78%          0.73%          0.71%       1.02%(b)
  Ratio of net investment income to average net
    assets........................................          4.62%          4.91%          4.57%          4.77%       4.91%(b)
  Ratio of expenses to average net assets*........          1.22%          1.23%          1.19%          1.27%       1.32%(b)
  Ratio of net investment income to average net
    assets*.......................................          4.19%          4.46%          4.11%          4.21%       4.61%(b)
  Portfolio Turnover (c)..........................        111.58%        199.76%        105.98%         31.99%      11.50%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 18, 1992.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----56

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         INTERMEDIATE TAX-FREE BOND FUND
                                                    ------------------------------------------
                                                                     CLASS B
                                                    ------------------------------------------
                                                               YEARS ENDED JUNE 30,
                                                    ------------------------------------------
                                                        1996           1995         1994 (A)
                                                    ------------   ------------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................  $      10.65   $      10.50   $   11.18
                                                          ------         ------      ------
Investment Activities
  Net investment income...........................          0.43           0.46        0.17
  Net realized and unrealized gains (losses) from
    investments...................................          0.04           0.14       (0.67)
                                                          ------         ------      ------
    Total from Investment Activities..............          0.47           0.60       (0.50)
                                                          ------         ------      ------
Distributions
  Net investment income...........................         (0.42)         (0.45)      (0.17)
  In excess of net investment income..............            --             --          --
  Net realized gains..............................         (0.02)            --          --
  In excess of net realized gains.................            --             --       (0.01)
                                                          ------         ------      ------
    Total Distributions...........................         (0.44)         (0.45)      (0.18)
                                                          ------         ------      ------
NET ASSET VALUE,
  END OF PERIOD...................................  $      10.68   $      10.65   $   10.50
                                                          ------         ------      ------
                                                          ------         ------      ------
Total Return (Excludes Sales Charge)..............          4.48%          5.89%      (4.48)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............  $      2,439   $      1,116   $     549
  Ratio of expenses to average net assets.........          1.44%          1.43%       1.40%(b)
  Ratio of net investment income to average net
    assets........................................          3.97%          4.29%       4.08%(b)
  Ratio of expenses to average net assets*........          1.87%          1.88%       1.85%(b)
  Ratio of net investment income to average net
    assets*.......................................          3.54%          3.84%       3.63%(b)
  Portfolio Turnover (d)..........................        111.58%        199.76%     105.98%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          57----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  MUNICIPAL INCOME FUND
                                                              -------------------------------------------------------------
                                                                                        FIDUCIARY
                                                              -------------------------------------------------------------
                                                                                  YEARS ENDED JUNE 30,
                                                              -------------------------------------------------------------
                                                                  1996            1995            1994          1993 (A)
                                                              -------------   -------------   -------------   -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................  $        9.69   $        9.66   $       10.11   $    10.00
                                                              -------------   -------------   -------------   -------------
Investment Activities
  Net investment income.....................................           0.56            0.57            0.56         0.19
  Net realized and unrealized gains (losses) from
    investments.............................................          (0.03)           0.03           (0.42)        0.11
                                                              -------------   -------------   -------------   -------------
    Total from Investment Activities........................           0.53            0.60            0.14         0.30
                                                              -------------   -------------   -------------   -------------
Distributions
  Net investment income.....................................          (0.56)          (0.57)          (0.56)       (0.19)
  In excess of net realized gains...........................             --              --           (0.03)          --
                                                              -------------   -------------   -------------   -------------
    Total Distributions.....................................          (0.56)          (0.57)          (0.59)       (0.19)
                                                              -------------   -------------   -------------   -------------
NET ASSET VALUE,
  END OF PERIOD.............................................  $        9.66   $        9.69   $        9.66   $    10.11
                                                              -------------   -------------   -------------   -------------
                                                              -------------   -------------   -------------   -------------
Total Return (Excludes Sales Charge)........................           5.54%           6.46%           1.36%        5.18%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................  $     241,115   $     185,916   $     152,763   $   40,777
  Ratio of expenses to average net assets...................           0.56%           0.56%           0.54%        0.54%(b)
  Ratio of net investment income to average net assets......           5.70%           6.02%           5.61%        5.66%(b)
  Ratio of expenses to average net assets*..................           0.76%           0.74%           0.71%        1.01%(b)
  Ratio of net investment income to average net assets*.....           5.50%           5.84%           5.44%        5.19%(b)
  Portfolio Turnover (c)....................................          83.17%          66.02%         101.48%       66.12%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations on February 9, 1993.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----58

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                               MUNICIPAL INCOME FUND
                                                                                    --------------------------------------------
                                                                                                      CLASS A
                                                                                    --------------------------------------------
                                                                                                YEARS ENDED JUNE 30,
                                                                                    --------------------------------------------
                                                                                      1996       1995       1994      1993 (A)
                                                                                    ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................................................  $    9.72  $    9.67  $   10.12   $   10.06
                                                                                    ---------  ---------  ---------  -----------
Investment Activities
  Net investment income...........................................................       0.55       0.55       0.55        0.19
  Net realized and unrealized gains (losses) from investments.....................      (0.04)      0.05      (0.43)       0.05
                                                                                    ---------  ---------  ---------  -----------
    Total from Investment Activities..............................................       0.51       0.60       0.12        0.24
                                                                                    ---------  ---------  ---------  -----------
Distributions
  Net investment income...........................................................      (0.54)     (0.55)     (0.54)      (0.18)
  In excess of net realized gains.................................................         --         --      (0.03)         --
                                                                                    ---------  ---------  ---------  -----------
    Total Distributions...........................................................      (0.54)     (0.55)     (0.57)      (0.18)
                                                                                    ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD...................................................................  $    9.69  $    9.72  $    9.67   $   10.12
                                                                                    ---------  ---------  ---------  -----------
                                                                                    ---------  ---------  ---------  -----------
Total Return (Excludes Sales Charge)..............................................       5.35%      6.21%      1.34%       6.86%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............................................  $  25,787  $  11,462  $  10,725   $   4,106
  Ratio of expenses to average net assets.........................................       0.81%      0.81%      0.79%       0.80%(b)
  Ratio of net investment income to average net assets............................       5.45%      5.76%      5.44%       5.71%(b)
  Ratio of expenses to average net assets*........................................       1.11%      1.09%      1.06%       1.36%(b)
  Ratio of net investment income to average net assets*...........................       5.15%      5.48%      5.17%       5.15%(b)
  Portfolio Turnover (c)..........................................................      83.17%     66.02%    101.48%      66.12%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 23, 1993.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          59----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                    MUNICIPAL INCOME FUND
                                                                                              ---------------------------------
                                                                                                           CLASS B
                                                                                              ---------------------------------
                                                                                                    YEARS ENDED JUNE 30,
                                                                                              ---------------------------------
                                                                                                1996       1995      1994 (A)
                                                                                              ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................................................  $    9.69  $    9.62   $   10.10
                                                                                              ---------  ---------  -----------
Investment Activities
  Net investment income.....................................................................       0.47       0.49        0.24
  Net realized and unrealized gains (losses) from investments...............................      (0.03)      0.07       (0.48)
                                                                                              ---------  ---------  -----------
    Total from Investment Activities........................................................       0.44       0.56       (0.24)
                                                                                              ---------  ---------  -----------
Distributions
  Net investment income.....................................................................      (0.47)     (0.49)      (0.24)
                                                                                              ---------  ---------  -----------
    Total Distributions.....................................................................      (0.47)     (0.49)      (0.24)
                                                                                              ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD.............................................................................  $    9.66  $    9.69   $    9.62
                                                                                              ---------  ---------  -----------
                                                                                              ---------  ---------  -----------
Total Return (Excludes Sales Charge)........................................................       4.65%      5.58%      (1.98)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................................................  $  23,204  $   8,326   $   4,855
  Ratio of expenses to average net assets...................................................       1.46%      1.46%       1.41%(b)
  Ratio of net investment income to average net assets......................................       4.80%      5.14%       4.95%(b)
  Ratio of expenses to average net assets*..................................................       1.76%      1.74%       1.62%(b)
  Ratio of net investment income to average net assets*.....................................       4.50%      4.86%       4.74%(b)
  Portfolio Turnover (d)....................................................................      83.17%     66.02%     101.48%

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----60

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 KENTUCKY MUNICIPAL BOND FUND
                                                                    ------------------------------------------------------
                                                                            FIDUCIARY
                                                                    -------------------------   FEBRUARY 1,    MARCH 12,
                                                                    YEAR ENDED   JANUARY 20,     1994, TO       1993, TO
                                                                     JUNE 30,    1995 TO JUNE   JANUARY 19,   JANUARY 31,
                                                                       1996      30, 1995 (A)    1995 (D)     1994 (D)(E)
                                                                    -----------  ------------  -------------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................................   $    9.92    $     9.49     $   10.45     $    10.00
                                                                    -----------  ------------  -------------  ------------
Investment Activities
  Net investment income...........................................        0.50          0.20          0.41           0.36
  Net realized and unrealized gains from investments..............        0.12          0.43         (0.95)          0.43
                                                                    -----------  ------------  -------------  ------------
    Total from Investment Activities..............................        0.62          0.63         (0.54)          0.79
                                                                    -----------  ------------  -------------  ------------
Distributions
  Net investment income...........................................       (0.50)        (0.20)        (0.42)         (0.34)
                                                                    -----------  ------------  -------------  ------------
    Total Distributions...........................................       (0.50)        (0.20)        (0.42)         (0.34)
                                                                    -----------  ------------  -------------  ------------
NET ASSET VALUE,
  END OF PERIOD...................................................   $   10.04    $     9.92     $    9.49     $    10.45
                                                                    -----------  ------------  -------------  ------------
                                                                    -----------  ------------  -------------  ------------
Total Return (Excludes Sales Charge)..............................        6.35%         6.56%(c)       (5.17)%(c)        8.05%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............................   $  30,300    $   32,520     $  41,953     $   64,663
  Ratio of expenses to average net assets.........................        0.68%         0.65%(b)        1.03%(b)        0.70%(b)
  Ratio of net investment income to average net assets............        4.60%         4.70%(b)        4.27%(b)        4.19%(b)
  Ratio of expenses to average net assets*........................        1.02%         0.97%(b)        1.05%(b)        0.91%(b)
  Ratio of net investment income to average net assets*...........        4.26%         4.38%(b)        4.25%(b)        3.98%(b)
  Portfolio Turnover (f)..........................................       16.78%        19.75%        10.00%          5.00%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from date reorganized as a fund of The One Group.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Prior to reorganizing as a fund of The One Group, the Fund offered only one class of shares.

      (e)  Period from commencement of operations.

      (f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          61----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                     KENTUCKY MUNICIPAL BOND
                                                                                                               FUND
                                                                                                    --------------------------
                                                                                                             CLASS A
                                                                                                    --------------------------
                                                                                                    YEAR ENDED    JANUARY 20,
                                                                                                     JUNE 30,    1995 TO JUNE
                                                                                                       1996      30, 1995 (A)
                                                                                                    -----------  -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................................................................   $    9.93     $    9.49
                                                                                                    -----------       ------
Investment Activities
  Net investment income...........................................................................        0.44          0.19
  Net realized and unrealized gains from investments..............................................        0.12          0.44
                                                                                                    -----------       ------
    Total from Investment Activities..............................................................        0.56          0.63
                                                                                                    -----------       ------
Distributions
  Net investment income...........................................................................      (0.44)        (0.19)
                                                                                                    -----------       ------
    Total Distributions...........................................................................      (0.44)        (0.19)
                                                                                                    -----------       ------
NET ASSET VALUE,
  END OF PERIOD...................................................................................   $   10.05     $    9.93
                                                                                                    -----------       ------
                                                                                                    -----------       ------
Total Return (Excludes Sales Charge)..............................................................        5.70%         5.66%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............................................................   $   8,178     $   8,818
  Ratio of expenses to average net assets.........................................................        0.93%         0.90%(b)
  Ratio of net investment income to average net assets............................................        4.35%         4.44%(b)
  Ratio of expenses to average net assets*........................................................        1.37%         1.33%(b)
  Ratio of net investment income to average net assets*...........................................        3.91%         4.01%(b)
  Portfolio Turnover (d)..........................................................................       16.78%        19.75%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from date reorganized as a fund of The One Group.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio  turnover is calculated  on the basis  of the Fund  as a whole  without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----62

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                    KENTUCKY MUNICIPAL BOND
                                                                                                              FUND
                                                                                                   --------------------------
                                                                                                            CLASS B
                                                                                                   --------------------------
                                                                                                                   MARCH 16,
                                                                                                                    1995 TO
                                                                                                    YEAR ENDED     JUNE 30,
                                                                                                   JUNE 30, 1996   1995 (A)
                                                                                                   -------------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD............................................................................    $    9.87     $    9.75
                                                                                                        ------    -----------
Investment Activities
  Net investment income..........................................................................         0.38          0.14
  Net realized and unrealized gains (losses) from investments....................................         0.13          0.12
                                                                                                        ------    -----------
    Total from Investment Activities.............................................................         0.51          0.26
                                                                                                        ------    -----------
Distributions
  Net investment income..........................................................................        (0.39)        (0.14)
                                                                                                        ------    -----------
    Total Distributions..........................................................................        (0.39)        (0.14)
                                                                                                        ------    -----------
NET ASSET VALUE,
  END OF PERIOD..................................................................................    $    9.99     $    9.87
                                                                                                        ------    -----------
                                                                                                        ------    -----------
Total Return (Excludes Sales Charge).............................................................         5.16%         2.63%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............................................................    $   1,457     $      79
  Ratio of expenses to average net assets........................................................         1.58%         1.58%(b)
  Ratio of net investment income to average net assets...........................................         3.70%         3.89%(b)
  Ratio of expenses to average net assets*.......................................................         2.02%         2.21%(b)
  Ratio of net investment income to average net assets*..........................................         3.26%         3.25%(b)
  Portfolio Turnover (d).........................................................................        16.78%        19.75%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on March 16, 1995.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          63----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              OHIO MUNICIPAL BOND FUND
                                                              ---------------------------------------------------------
                                                                                      FIDUCIARY
                                                              ---------------------------------------------------------
                                                                                YEARS ENDED JUNE 30,
                                                              ---------------------------------------------------------
                                                                  1996           1995           1994           1993
                                                              ------------   ------------   ------------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................  $      10.65   $      10.58   $      11.11   $      10.48
                                                              ------------   ------------   ------------   ------------
Investment Activities
  Net investment income.....................................          0.56           0.55           0.51           0.54
  Net realized and unrealized gains (losses) from
    investments.............................................          0.04           0.07          (0.50)          0.62
                                                              ------------   ------------   ------------   ------------
    Total from Investment Activities........................          0.60           0.62           0.01           1.16
                                                              ------------   ------------   ------------   ------------
Distributions
  Net investment income.....................................         (0.56)         (0.55)         (0.52)         (0.53)
  In excess of net realized gains...........................            --             --          (0.02)            --
                                                              ------------   ------------   ------------   ------------
    Total Distributions.....................................         (0.56)         (0.55)         (0.54)         (0.53)
                                                              ------------   ------------   ------------   ------------
NET ASSET VALUE,
  END OF PERIOD.............................................  $      10.69   $      10.65   $      10.58   $      11.11
                                                              ------------   ------------   ------------   ------------
                                                              ------------   ------------   ------------   ------------
Total Return (Excludes Sales Charge)........................          5.69%          6.07%          0.07%         11.43%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................  $     80,611   $     79,993   $     93,261   $     74,792
  Ratio of expenses to average net assets...................          0.57%          0.58%          0.53%          0.55%
  Ratio of net investment income to average net assets......          5.17%          5.29%          4.76%          5.14%
  Ratio of expenses to average net assets*..................          0.95%          0.91%          0.86%          0.94%
  Ratio of net investment income to average net assets*.....          4.79%          4.96%          4.43%          4.75%
  Portfolio Turnover (c)....................................         24.61%         77.69%         16.77%         26.67%


                                                                1992 (A)
                                                              ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................  $   10.00
                                                              ------------
Investment Activities
  Net investment income.....................................       0.56
  Net realized and unrealized gains (losses) from
    investments.............................................       0.47
                                                              ------------
    Total from Investment Activities........................       1.03
                                                              ------------
Distributions
  Net investment income.....................................      (0.55)
  In excess of net realized gains...........................         --
                                                              ------------
    Total Distributions.....................................      (0.55)
                                                              ------------
NET ASSET VALUE,
  END OF PERIOD.............................................  $   10.48
                                                              ------------
                                                              ------------
Total Return (Excludes Sales Charge)........................      10.64%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................  $  45,199
  Ratio of expenses to average net assets...................       0.63%(b)
  Ratio of net investment income to average net assets......       5.61%(b)
  Ratio of expenses to average net assets*..................       1.21%(b)
  Ratio of net investment income to average net assets*.....       5.03%(b)
  Portfolio Turnover (c)....................................       9.78%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations on July 2, 1991.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----64

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            OHIO MUNICIPAL BOND FUND
                                                    ------------------------------------------------------------------------
                                                                                    CLASS A
                                                    ------------------------------------------------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                    ------------------------------------------------------------------------
                                                        1996           1995           1994           1993         1992 (A)
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................  $      10.68   $      10.61   $      11.13   $      10.48   $   10.29
                                                    ------------   ------------   ------------   ------------      ------
Investment Activities
  Net investment income...........................          0.55           0.53           0.50           0.52        0.20
  Net realized and unrealized gains (losses) from
    investments...................................          0.03           0.07          (0.48)          0.64        0.21
                                                    ------------   ------------   ------------   ------------      ------
    Total from Investment Activities..............          0.58           0.60           0.02           1.16        0.41
                                                    ------------   ------------   ------------   ------------      ------
Distributions
  Net investment income...........................         (0.54)         (0.51)         (0.50)         (0.51)      (0.22)
  In excess of net investment income..............            --          (0.02)         (0.02)            --          --
  In excess of net realized gains.................            --             --          (0.02)            --          --
                                                    ------------   ------------   ------------   ------------      ------
    Total Distributions...........................         (0.54)         (0.53)         (0.54)         (0.51)      (0.22)
                                                    ------------   ------------   ------------   ------------      ------
NET ASSET VALUE,
  END OF PERIOD...................................  $      10.72   $      10.68   $      10.61   $      11.13   $   10.48
                                                    ------------   ------------   ------------   ------------      ------
                                                    ------------   ------------   ------------   ------------      ------
Total Return (Excludes Sales Charge)..............          5.44%          5.79%         (0.05)%        11.40%      10.85%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............  $     16,507   $     12,006   $     14,883   $     13,092   $      41
  Ratio of expenses to average net assets.........          0.82%          0.82%          0.78%          0.77%       1.01%(b)
  Ratio of net investment income to average net
    assets........................................          4.92%          5.01%          4.63%          4.85%       5.16%(b)
  Ratio of expenses to average net assets*........          1.30%          1.25%          1.21%          1.25%       1.40%(b)
  Ratio of net investment income to average net
    assets*.......................................          4.44%          4.58%          4.20%          4.37%       4.77%(b)
  Portfolio Turnover (c)..........................         24.61%         77.69%         16.77%         26.67%       9.78%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 18, 1992.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          65----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            OHIO MUNICIPAL
                                                                              BOND FUND
                                                              ------------------------------------------
                                                                               CLASS B
                                                              ------------------------------------------
                                                                         YEARS ENDED JUNE 30,
                                                              ------------------------------------------
                                                                  1996           1995         1994 (A)
                                                              ------------   ------------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................  $      10.75   $      10.68   $   11.31
                                                                    ------         ------   ------------
Investment Activities
  Net investment income.....................................          0.48           0.43        0.17
  Net realized and unrealized gains (losses) from
    investments.............................................          0.03           0.07       (0.62)
                                                                    ------         ------   ------------
    Total from Investment Activities........................          0.51           0.50       (0.45)
                                                                    ------         ------   ------------
Distributions
  Net investment income.....................................         (0.47)         (0.43)      (0.17)
  In excess of net investment income........................            --             --       (0.01)
                                                                    ------         ------   ------------
    Total Distributions.....................................         (0.47)         (0.43)      (0.18)
                                                                    ------         ------   ------------
NET ASSET VALUE,
  END OF PERIOD.............................................  $      10.79   $      10.75   $   10.68
                                                                    ------         ------   ------------
                                                                    ------         ------   ------------
Total Return (Excludes Sales Charge)........................          4.79%          5.17%      (4.02)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................  $      8,854   $      3,209   $   2,043
  Ratio of expenses to average net assets...................          1.47%          1.48%       1.28%(b)
  Ratio of net investment income to average net assets......          4.27%          4.40%       4.23%(b)
  Ratio of expenses to average net assets*..................          1.95%          1.91%       1.68%(b)
  Ratio of net investment income to average net assets*.....          3.79%          3.97%       3.83%(b)
  Portfolio Turnover (d)....................................         24.61%         77.69%      16.77%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----66

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                              LOUISIANA
                                                                                                           MUNICIPAL BOND
                                                                                                                FUND
                                                                                                          -----------------
                                                                                                              FIDUCIARY
                                                                                                          -----------------
                                                                                                           MARCH 26, 1996
                                                                                                               THROUGH
                                                                                                          JUNE 30, 1996 (A)
                                                                                                          -----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...................................................................................     $     10.00
                                                                                                                --------
Investment Activities
  Net investment income.................................................................................            0.13
  Net realized and unrealized losses from investments...................................................           (0.07)
                                                                                                                --------
    Total from Investment Activities....................................................................            0.06
                                                                                                                --------
Distributions
  Net investment income.................................................................................           (0.13)
                                                                                                                --------
    Total Distributions.................................................................................           (0.13)
                                                                                                                --------
NET ASSET VALUE,
  END OF PERIOD.........................................................................................     $      9.93
                                                                                                                --------
                                                                                                                --------
Total Return (Excludes Sales Charge)....................................................................            0.90%(b)(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....................................................................  $      136,041
  Ratio of expenses to average net assets...............................................................            0.71   %(c)
  Ratio of net investment income to average net assets..................................................            4.76   %(c)
  Ratio of expenses to average net assets*..............................................................            0.86   %(c)
  Ratio of net investment income to average net assets*.................................................            4.61   %(c)
  Portfolio Turnover (e)................................................................................           16.72   %

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from date reorganized as a fund of The One Group.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period March 26, 1996 through June 30, 1996.

      (e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          67----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        LOUISIANA MUNICIPAL BOND FUND
                                                    ----------------------------------------------------------------------
                                                                                   CLASS A
                                                    ----------------------------------------------------------------------
                                                     SEVEN MONTHS
                                                         ENDED                     YEARS ENDED NOVEMBER 30,
                                                     JUNE 30, 1996   -----------------------------------------------------
                                                          (A)          1995       1994       1993       1992       1991
                                                    ---------------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................     $   10.09     $    9.38  $   10.27  $    9.92  $    9.73  $    9.51
                                                         -------     ---------  ---------  ---------  ---------  ---------
Investment Activities
  Net investment income...........................          0.24          0.50       0.49       0.52       0.55       0.56
  Net realized and unrealized gains (losses) from
    investments...................................         (0.16)         0.71      (0.79)      0.42       0.26       0.22
                                                         -------     ---------  ---------  ---------  ---------  ---------
    Total from Investment Activities..............          0.08          1.21      (0.30)      0.94       0.82       0.78
                                                         -------     ---------  ---------  ---------  ---------  ---------
Distributions
  Net investment income...........................         (0.24)        (0.50)     (0.49)     (0.52)     (0.55)     (0.56)
  Net realized gains..............................            --            --      (0.10)     (0.07)     (0.07)        --
                                                         -------     ---------  ---------  ---------  ---------  ---------
    Total Distributions...........................         (0.24)        (0.50)     (0.59)     (0.59)     (0.62)     (0.56)
                                                         -------     ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
  END OF PERIOD...................................     $    9.93     $   10.09  $    9.38  $   10.27  $    9.92  $    9.73
                                                         -------     ---------  ---------  ---------  ---------  ---------
                                                         -------     ---------  ---------  ---------  ---------  ---------
Total Return (Excludes Sales Charge)..............           0.84%(c)     13.11%     (2.97)%      9.65%      8.64%      8.45%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............  $      53,479    $ 206,119  $ 196,820  $ 196,534  $ 135,692  $  88,503
  Ratio of expenses to average net assets.........           0.69   (b)      0.62%      0.65%      0.62%      0.58%      0.61%
  Ratio of net investment income to average net
    assets........................................           4.71   (b)      5.07%      4.97%      5.07%      5.70%      5.86%
  Ratio of expenses to average net assets*........           0.86   (b)      0.77%      0.80%      0.78%      0.83%      0.86%
  Ratio of net investment income to average net
    assets*.......................................           4.54   (b)      4.92%      4.82%      4.91%      5.45%      5.61%
  Portfolio Turnover (d)..........................          16.72  %     28.00%     24.00%     25.00%     32.00%     35.00%

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana
           Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon
           Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996.

      (b)  Annualized.

      (c)  Not annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----68

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                     LOUISIANA MUNICIPAL BOND FUND
                                                                            -----------------------------------------------
                                                                                                CLASS B
                                                                            -----------------------------------------------
                                                                             SEVEN MONTHS         YEAR       SEPTEMBER 16,
                                                                                 ENDED           ENDED        1994 THROUGH
                                                                               JUNE 30,       NOVEMBER 30,    NOVEMBER 30,
                                                                               1996 (A)           1995          1994 (B)
                                                                            ---------------  --------------  --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                                          $   10.09       $     9.36      $     9.73
                                                                                 -------     --------------  --------------
Investment Activities
  Net investment income                                                             0.21             0.42            0.08
  Net realized and unrealized gains (losses) from investments.............         (0.16)            0.73           (0.37)
                                                                                 -------     --------------  --------------
    Total from Investment Activities......................................          0.05             1.15           (0.29)
                                                                                 -------     --------------  --------------
Distributions
  Net investment income...................................................         (0.21)           (0.42)          (0.08)
                                                                                 -------     --------------  --------------
    Total Distributions...................................................         (0.21)           (0.42)          (0.08)
                                                                                 -------     --------------  --------------
NET ASSET VALUE,
  END OF PERIOD...........................................................     $    9.93       $    10.09      $     9.36
                                                                                 -------     --------------  --------------
                                                                                 -------     --------------  --------------
Total Return (Excludes Sales Charge)......................................           0.48%(d)        12.52  %         2.94  %(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                         $       3,223    $      2,115    $        204
  Ratio of expenses to average net assets.................................           1.50   (c)         1.37  %         1.41  %(c)
  Ratio of net investment income to average net assets....................           3.98   (c)         4.27  %         4.45  %(c)
  Ratio of expenses to average net assets*................................           1.70   (c)         1.52  %         1.56  %(c)
  Ratio of net investment income to average net assets*...................           3.78   (c)         4.12  %         4.30  %(c)
  Portfolio Turnover (e)..................................................          16.72  %        28.00  %        24.00  %

---------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana
           Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon
           Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996.

      (b)  Class B Shares commenced offering September 16, 1994.

      (c)  Annualized.

      (d)  Not annualized.

      (e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          69----

--------------------------------------------------------------------------------
Report of Independent Accountants
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1996
To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the Intermediate Tax-Free Bond Fund, the Municipal Income Fund (formally the Tax-Free Bond Fund), the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund and the Louisiana Municipal Bond Fund (five series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each period presented except as noted in the next paragraph. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

The Kentucky Municipal Bond Fund's statement of changes in net assets for the period from February 1, 1994 to January 19, 1995 and the financial highlights for the period from February 1, 1994 to January 19, 1995 and the period from March 12, 1993 (commencement of operations) to January 31, 1994 were audited by other auditors whose report dated April 6, 1995 expressed an unqualified opinion on those financial statements and financial highlights. The Louisiana Municipal Bond Fund's statement of changes in net assets for each of the two years in the period ended November 30, 1995 and the financial highlights for each of the five years in the period ended November 30, 1995 were audited by other auditors, whose report dated January 19, 1996 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, except as noted in the second paragraph, present fairly, in all material respects, the financial position of the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund and the Louisiana Municipal Bond Fund as of June 30, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 19, 1996

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

TREASURY ONLY MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                    SECURITY                    AMORTIZED
  AMOUNT                    DESCRIPTION                     COST
-----------  ------------------------------------------  -----------
                          U.S. TREASURY BILLS (66.6%):
 $ 160,688   7/5/96(b).................................   $ 160,602
     5,000   8/22/96...................................       4,960
    17,005   9/12/96...................................      16,828
    85,844   9/19/96...................................      84,872
     3,150   9/26/96...................................       3,112
     1,883   2/6/97....................................       1,828
     5,000   4/3/97....................................       4,803
                                                         -----------
                             Total U.S. Treasury Bills      277,005
                                                         -----------

 PRINCIPAL                    SECURITY                    AMORTIZED
  AMOUNT                    DESCRIPTION                     COST
-----------  ------------------------------------------  -----------
                          U.S. TREASURY NOTES (32.9%):
 $  26,430   7.88%, 7/15/96(b).........................   $  26,457
    25,000   7.88%, 7/31/96............................      25,056
    15,082   6.13%, 7/31/96............................      15,095
    25,000   6.25%, 8/31/96............................      25,030
     5,000   6.50%, 9/30/95............................       5,008
    10,000   7.25%, 11/30/96...........................      10,070
    20,000   8.00%, 1/15/97............................      20,262
    10,000   6.50%, 4/30/97............................      10,074
                                                         -----------
                             Total U.S. Treasury Notes      137,052
                                                         -----------
                 Total Investments (Cost--$414,057)(a)    $ 414,057
                                                         -----------
                                                         -----------

------------

Percentages indicated are based on net assets of $415,961.

      (a)  Cost for federal income tax and financial reporting purposes is the same.

      (b)  A portion of this security was loaned as of June 30, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1996
(Amounts in Thousands)

 PRINCIPAL                                               AMORTIZED
  AMOUNT               SECURITY DESCRIPTION                COST
-----------  -----------------------------------------  -----------
                    U.S. GOVERNMENT AGENCIES (67.0%):
                            Federal Farm Credit Bank:
 $  10,000   5.53%, 10/1/96...........................   $   9,993
    10,000   5.40%, 4/1/97............................       9,987
    25,000   5.84%, 6/18/97...........................      24,961
                              Federal Home Loan Bank:
    20,000   5.18%, 8/14/96...........................      19,873
    10,000   5.10%, 9/6/96............................       9,905
    16,550   4.94%, 3/4/97............................      16,529
    18,500   5.04%, 3/6/97............................      18,475
    20,000   5.33%, 3/18/97...........................      19,972
                    Federal Home Loan Mortgage Corp.:
    25,000   5.21%, 7/30/96...........................      24,895
    10,000   5.26%, 9/3/96............................       9,907
    10,000   5.30%, 11/27/96..........................       9,781
    25,000   5.73%, 6/6/97............................      24,957
                    Federal National Mortgage Assoc.:
    20,000   5.29%, 7/8/96............................      19,980
     7,230   8.00%, 7/10/96(b)........................       7,234
    10,000   5.23%, 8/6/96............................       9,948
    25,000   5.23%, 8/8/96............................      24,861
    20,000   5.58%, 8/9/96............................      19,879
    25,000   5.25%, 9/12/96...........................      24,734
    20,000   5.64%, 10/2/96...........................      19,992
    20,000   5.60%, 11/1/96...........................      19,990
    10,055   5.02%, 11/20/96..........................       9,856
     8,320   7.70%, 12/10/96..........................       8,397
     4,000   5.45%, 6/2/99*...........................       4,000
    20,000   5.45%, 7/26/99*..........................      20,000
    10,000   5.45%, 9/22/99*..........................      10,000

 PRINCIPAL                                               AMORTIZED
  AMOUNT               SECURITY DESCRIPTION                COST
-----------  -----------------------------------------  -----------

U.S. GOVERNMENT AGENCIES, CONTINUED:

                       Student Loan Marketing Assoc.:
 $  30,000   5.41%, 10/14/97*.........................   $  29,987
    40,000   5.41%, 11/24/97*.........................      40,000
    25,000   5.44%, 9/28/98*..........................      25,000
    25,000   5.43%, 11/10/98*.........................      25,000
    10,000   5.45%, 1/13/99*..........................       9,999
    10,000   5.45%, 2/8/99*...........................      10,000
    25,000   5.44%, 2/22/99*..........................      25,000
    10,000   5.46%, 8/2/99*...........................       9,995
                                                        -----------
                       Total U.S. Government Agencies      573,087
                                                        -----------
                          U.S. TREASURY BILLS (4.0%):
    25,000   2/6/97(b)................................      24,260
    10,000   3/6/97...................................       9,657
                                                        -----------
                            Total U.S. Treasury Bills       33,917
                                                        -----------
                       Investments, at amortized cost      607,004
                                                        -----------
                       REPURCHASE AGREEMENTS (29.0%):
    75,000   Hong Kong Shanghai Banc Corp., 5.50%,
               dated 6/28/96, due 7/1/96
               (collateralized by $77,370 various U.S.
               Government Securities, 0.00% - 8.45%,
               8/1/96 - 2/14/06, Market Value
               $76,501)...............................      75,000
   173,417   Prudential Securities, 5.53%, dated
               6/28/96, due 7/1/96, (collateralized by
               $225,311 various U.S. Government
               Securities, 0.00% - 9.50%, 7/1/96 -
               8/15/22, market value $175,345)........     173,417
                                                        -----------
                          Total Repurchase Agreements      248,417
                                                        -----------
                            Total (Cost--$855,421)(a)    $ 855,421
                                                        -----------
                                                        -----------

------------

Percentages indicated are based on net assets of $855,613.

      (a)  Cost for federal income tax and financial reporting purposes is the same.

      (b)  A portion of this security was loaned as of June 30, 1996.

        *  Variable rate securities that have interest rates that change weekly based on the three month treasury bill bond equivalent yield. The final maturity date for valuation purposes is the next reset date. The rate shown on the Schedule of Portfolio Investments is the reset rate in effect on June 30, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 8

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1996

                                                                           (Amounts in Thousands
                                                                         except per share amounts)

                                                                        TREASURY ONLY   GOVERNMENT
                                                                        MONEY MARKET   MONEY MARKET
                                                                            FUND           FUND
                                                                        -------------  -------------
ASSETS:
Investments, at amortized cost........................................    $ 414,057      $ 607,004
Repurchase agreements, at cost........................................           --        248,417
                                                                        -------------  -------------
Total.................................................................      414,057        855,421
Cash..................................................................            1              1
Interest receivable...................................................        3,688          4,330
Deferred organization costs...........................................            7             42
                                                                        -------------  -------------
TOTAL ASSETS..........................................................      417,753        859,794
                                                                        -------------  -------------
LIABILITIES:
Dividends payable.....................................................        1,652          3,698
Accrued expenses and other payables:
    Investment advisory fees..........................................           26             56
    Administration fees...............................................           16             35
    Other.............................................................           98            392
                                                                        -------------  -------------
TOTAL LIABILITIES.....................................................        1,792          4,181
                                                                        -------------  -------------
NET ASSETS:
Capital...............................................................      416,037        855,679
Accumulated undistributed net realized losses from investment
 transactions.........................................................          (76)           (66)
                                                                        -------------  -------------
NET ASSETS............................................................    $ 415,961      $ 855,613
                                                                        -------------  -------------
                                                                        -------------  -------------
Outstanding shares of beneficial interest.............................      416,037        855,679
                                                                        -------------  -------------
                                                                        -------------  -------------
Net asset value--offering and redemption price per share..............    $    1.00      $    1.00
                                                                              -----          -----
                                                                              -----          -----

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1996

                                                                     (Amounts in Thousands)

                                                                  TREASURY ONLY   GOVERNMENT
                                                                  MONEY MARKET   MONEY MARKET
                                                                      FUND           FUND
                                                                  -------------  -------------
INVESTMENT INCOME:
Interest income.................................................    $  19,404      $  43,537
                                                                  -------------  -------------
Total Income....................................................       19,404         43,537
                                                                  -------------  -------------
EXPENSES:
Investment advisory fees........................................          288            618
Administration fees.............................................          180            386
Custodian and accounting fees...................................           18             68
Legal and audit fees............................................           41            157
Organization costs..............................................            4             21
Trustees' fees and expenses.....................................            5             20
Transfer agent fees.............................................           14             22
Registration and filing fees....................................           32             39
Printing costs..................................................           18             65
Other...........................................................            7             11
                                                                  -------------  -------------
Total expenses before waivers/reimbursements....................          607          1,407
Less waivers/reimbursements.....................................           --             (5)
                                                                  -------------  -------------
NET EXPENSES....................................................          607          1,402
                                                                  -------------  -------------
Net Investment Income...........................................       18,797         42,135
                                                                  -------------  -------------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment transactions........          (76)             8
                                                                  -------------  -------------
Net increase in net assets resulting from operations............    $  18,721      $  42,143
                                                                  -------------  -------------
                                                                  -------------  -------------

SEE NOTES TO FINANCIAL STATEMENTS.

----
 10

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         (Amounts in Thousands)

                                                             TREASURY ONLY MONEY         GOVERNMENT MONEY
                                                                 MARKET FUND               MARKET FUND
                                                           ------------------------  ------------------------
                                                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                            JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                              1996         1995         1996         1995
                                                           -----------  -----------  -----------  -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income................................  $    18,797   $  12,746   $    42,135  $    38,264
    Net realized gains (losses) from investment
      transactions.......................................          (76)         29             8          (66)
                                                           -----------  -----------  -----------  -----------
Change in net assets resulting from operations...........       18,721      12,775        42,143       38,198
                                                           -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income...........................      (18,797)    (12,746)      (42,135)     (38,264)
    In excess of net realized gains from investment
      transactions.......................................          (21)         --            --           --
                                                           -----------  -----------  -----------  -----------
Change in net assets from shareholder distributions......      (18,818)    (12,746)      (42,135)     (38,264)
                                                           -----------  -----------  -----------  -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued..........................    1,135,597     894,833     2,638,822    2,818,461
    Dividends reinvested.................................        2,487       1,574        10,663       12,982
    Cost of shares redeemed..............................   (1,010,723)   (825,464)   (2,514,579)  (2,802,931)
                                                           -----------  -----------  -----------  -----------
Change in net assets from share transactions.............      127,361      70,943       134,906       28,512
                                                           -----------  -----------  -----------  -----------
Change in Net Assets.....................................      127,264      70,972       134,914       28,446
NET ASSETS:
    Beginning of period..................................      288,697     217,725       720,699      692,253
                                                           -----------  -----------  -----------  -----------
    End of period........................................  $   415,961   $ 288,697   $   855,613  $   720,699
                                                           -----------  -----------  -----------  -----------
                                                           -----------  -----------  -----------  -----------
SHARE TRANSACTIONS:
    Issued...............................................    1,135,597     894,833     2,638,822    2,818,461
    Reinvested...........................................        2,487       1,574        10,663       12,982
    Redeemed.............................................   (1,010,723)   (825,464)   (2,514,579)  (2,802,931)
                                                           -----------  -----------  -----------  -----------
Change in shares.........................................      127,361      70,943       134,906       28,512
                                                           -----------  -----------  -----------  -----------
                                                           -----------  -----------  -----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1996

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B, and Service. The Trust currently consists of twenty-six active funds. The accompanying financial statements and financial highlights are those of the Treasury Only Money Market Fund and the Government Money Market Fund (individually, a "Fund" collectively, the "Funds") only. The Funds are diversified mutual funds and are not offered in multiple classes.

    The Funds investment objectives are as follows:

FUND                                           OBJECTIVE
---------------------------------------------  --------------------------------------------------------------------
Treasury Only Money Market Fund                High current income with liquidity and stability of principal with the added assurance of a Fund that does not purchase securities that are subject to repurchase agreements.

Government Money Market Fund                   High current income with liquidity and stability of principal.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION:

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS:

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

     SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

     SECURITIES LENDING:

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1996, the following Funds had securities with the following amortized cost on loan (amounts in thousands):

                                                                      MARKET VALUE
                                                                        OF LOANED
                                                                       SECURITIES
                                                                      -------------
Treasury Only Money Market Fund.....................................    $  90,881
Government Money Market Fund........................................       31,663

     The loaned securities were fully collateralized by cash and U.S. Government securities as of June 30, 1996.

          EXPENSES:

          Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

          Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

          Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, have been reclassified to additional paid-in capital.

          ORGANIZATION COSTS:

          Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund, have been allocated among the Funds of the Trust pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

          FEDERAL INCOME TAXES:

          Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     3.  SHARES OF BENEFICIAL INTEREST:

         The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through thirty-two series and four classes: Fiduciary, Class A, Class B, and Service. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by Class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

     4.  INVESTMENT ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS:

         The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive a fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of each Fund.

         The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and payable monthly at an annual rate of 0.05% of each Fund's average daily net assets. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator. Prior to November 30, 1995, The Shareholder Services Group d/b/a 440 Financial served as administrator of each Fund under essentially the same terms as the current administrative agreement.

         The One Group Services Company (the "Distributor") and the Trust are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. No compensation is paid to the Distributor for distribution services for the Funds.

         Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

         The Adviser and Administrator have voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the year ended June 30, 1996, fees in the following amounts were waived or reimbursed to the Funds (amounts in thousands):

                                                                     INVESTMENT ADVISORY
                                                                        FEES WAIVED/
                                                                         REIMBURSED
                                                                     -------------------
Government Money Market Fund.......................................       $       5

CONTINUED

----
 14

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1996

5.  FEDERAL TAX INFORMATION (UNAUDITED):

    At June 30, 1996 the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

FUND                                                               AMOUNT       EXPIRES
---------------------------------------------------------------  -----------  -----------
Treasury Only Money Market Fund................................   $      18         2004
Government Money Market Fund...................................           8         2002
Government Money Market Fund...................................          26         2003
Government Money Market Fund...................................          32         2004

   Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Treasury Only Money Market Fund will treat approximately $58,000 deferred losses as arising on the first day of the year ended June 30, 1997.

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                      TREASURY ONLY MONEY MARKET FUND
                                                                                --------------------------------------------
                                                                                                                  APRIL 16,
                                                                                     YEARS ENDED JUNE 30,          1993 TO
                                                                                -------------------------------   JUNE 30,
                                                                                  1996       1995       1994      1993 (A)
                                                                                ---------  ---------  ---------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.........................................................  $   1.000  $   1.000  $   1.000   $   1.000
                                                                                ---------  ---------  ---------  -----------
Investment Activities
  Net investment income.......................................................      0.052      0.051      0.032       0.006
                                                                                ---------  ---------  ---------  -----------
Distributions
  Net investment income.......................................................     (0.052)    (0.051)    (0.032)     (0.006)
                                                                                ---------  ---------  ---------  -----------
NET ASSET VALUE,
  END OF PERIOD...............................................................  $   1.000  $   1.000  $   1.000   $   1.000
                                                                                ---------  ---------  ---------  -----------
                                                                                ---------  ---------  ---------  -----------
Total Return..................................................................       5.38%      5.22%      3.23%       2.96%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...........................................  $ 415,961  $ 288,697  $ 217,725   $  60,330
  Ratio of expenses to average net assets.....................................       0.17%      0.20%      0.15%       0.07%(b)
  Ratio of net investment income to average net assets........................       5.23%      5.14%      3.23%       2.95%(b)
  Ratio of expenses to average net assets*....................................       0.17%      0.21%      0.22%       0.33%(b)
  Ratio of net investment income to average net assets*.......................       5.23%      5.13%      3.16%       2.69%(b)

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

----
 16

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                       GOVERNMENT MONEY MARKET FUND
                                                                                ------------------------------------------
                                                                                                                 JUNE 14,
                                                                                     YEARS ENDED JUNE 30,         1993 TO
                                                                                -------------------------------  JUNE 30,
                                                                                  1996       1995       1994     1993 (A)
                                                                                ---------  ---------  ---------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD.........................................................  $   1.000  $   1.000  $   1.000  $   1.000
                                                                                ---------  ---------  ---------  ---------
Investment Activities
  Net investment income.......................................................      0.055      0.053      0.033      0.001
                                                                                ---------  ---------  ---------  ---------
Distributions
  Net investment income.......................................................     (0.055)    (0.053)    (0.033)    (0.001)
                                                                                ---------  ---------  ---------  ---------
NET ASSET VALUE,
  END OF PERIOD...............................................................  $   1.000  $   1.000  $   1.000  $   1.000
                                                                                ---------  ---------  ---------  ---------
                                                                                ---------  ---------  ---------  ---------
Total Return..................................................................       5.61%      5.41%      3.40%      3.28%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...........................................  $ 855,613  $ 720,699  $ 692,253  $ 244,991
  Ratio of expenses to average net assets.....................................       0.18%      0.21%      0.11%      0.07%(b)
  Ratio of net investment income to average net assets........................       5.46%      5.28%      3.41%      3.13%(b)
  Ratio of expenses to average net assets*....................................       0.18%      0.22%      0.20%      0.33%(b)
  Ratio of net investment income to average net assets*.......................       5.46%      5.27%      3.32%      2.87%(b)

----------

        *  During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from commencement of operations.

      (b)  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

--------------------------------------------------------------------------------
Report of Independent Accountants
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1996
To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the Treasury Only Money Market Fund and the Government Money Market Fund (two series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each period presented. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Only Money Market Fund and the Government Money Market Fund as of June 30, 1996, the results of their operations, the changes in their net assets and the financial highlights for each period presented, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 19, 1996

----
 18

                             Registration Statement

                                       of

                                The One Group(R)

                                       on

                                   Form N-lA

PART C.  OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

         (a)      Financial Statements:

                  Included in Part A:

                  --       Financial Highlights

                  Included in Part B:

                  -- The One Group Funds Portfolio of Investments as of June 30, 1996 (audited).

                  -- The One Group Funds Statement of Assets and Liabilities as of June 30, 1996 (audited).

                  -- The One Group Funds Statements of Operations for Fiscal Year Ended June 30, 1996 (audited).

                  -- The One Group Funds Statements of Changes in Net Assets for Fiscal Year Ended June 30, 1996 (audited).

                  -- The One Group Funds Financial Highlights as of June 30, 1996 (audited).

                  -- The One Group Funds Notes to Financial Statements as of June 30, 1996 (audited).


                  -- Reports dated August 19 and 27, 1996 of Coopers & Lybrand L.L.P., independent accountants on The One Group Funds financial statements.



                  -- The One Group Funds Portfolio of Investments as of December 31, 1996 (unaudited).



                  -- The One Group Funds Statement of Assets and Liabilities as of December 31, 1996 (unaudited).



                  -- The One Group Funds Statements of Operations for the Period Ended December 31, 1996 (unaudited).

                  -- The One Group Funds Statements of Changes in Net Assets for the Period Ended December 31, 1996 (unaudited).



                  -- The One Group Funds Financial Highlights as of December 31, 1996 (unaudited).



                  -- The One Group Funds Notes to Financial Statements as of December 31, 1996 (unaudited).


                           All required financial statements are contained in Part B hereof. All other financial statements and schedules are inapplicable.

         (b)      Exhibits:

         (1) Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 39 (filed August 16,
                           1996) to Registrant's Registration Statement on Form N-1A.

         (2) Code of Regulations as amended and restated July 26, 1990 is incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 39 (filed August 16,
                           1996) to Registrant's Registration Statement on Form N-1A.

         (3)               None.

         (4)               None.

         (5)(a) Investment Advisory Agreement dated January 11, 1993 between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 27 (filed March l7, l993) to Registrant's Registration Statement on Form N-1A.


         (5)(b) Revised Schedule A to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 40 (filed August 29, 1996) to the Registrant's Registration Statement on Form N-1A..



         (5)(c) Sub-Investment Advisory Agreement dated October 1,1996 between Banc One Investment Advisors Corporation and Independence International Associates, Inc. is filed herewith


         (6)(a) Distribution Agreement dated November 1, 1995 between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 36 (filed November 24,
                           1995) to Registrant's Registration Statement on Form N-1A.


         (6)(b) Revised Schedules A-D to the Distribution Agreement between the Registrant and The One Group Services Company are incorporated by reference to Exhibit
                           (6)(b) to Post-Effective Amendment No. 40 (filed August 29, 1996) to the Registrant's Registration Statement on Form N-1A.

         (6)(c) Re-executed Distribution Agreement dated December 13, 1995 between Registrant and The One Group Services Company is incorporated by reference to Exhibit (7)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (6)(e) Dealer's Agreement for The One Group(R) Funds dated November 11, 1995 between The One Group Services Company and Banc One Securities Corporation is incorporated by reference to Exhibit
                  (7)(d) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (7)      None.

         (8)(a) Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 12 (filed September 9, 1988) to Registrant's Registration Statement on Form N-1A.

         (8)(b) Sub-Custodian Agreement between State Street Bank and Trust Company and Bank One Trust Company, NA is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

         (9)(a) Management and Administration Agreement dated December 1, 1995 between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (13)(a) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).


         (9)(b) Revised Schedule A to the Management and Administration Agreement between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 40 (filed August 29, 1996) to the Registrant's Registration Statement on Form N-1A.


         (9)(c) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 12 (filed September 9, 1988) to Registrant's Registration Statement on Form N-1A.

         (9)(d) Fund Accounting Agreement dated December 1, 1995 between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (13)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).


         (9)(e) Revised Schedule A to the Fund Accounting Agreement between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (9)(e) to Post-Effective Amendment No. 40 (filed August 29, 1996) to the Registrant's Registration Statement on Form N-1A.


         (9)(f) Sub-Administration Agreement dated December 1, 1995 between The One Group Services Company and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (13)(d) to the Registrant's Registration Statement on Form N-14 (filed January 19, 1996).


         (9)(g) Revised Schedule A to the Sub-Administration Agreement between The One Group Services Company and Banc One Investment Advisors is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 40 (filed August 29, 1996) to the Registrant's Registration Statement on Form N-1A.


         (9)(h) Agency Services and Delegation Agreement dated January 1, 1996 between the Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.


         (9)(i) Shareholder Servicing Agreement is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.



         (10)     Opinion and consent of counsel is filed herewith.


         (11)(a)  Consent of Coopers & Lybrand L.L.P. is filed herewith.

         (11)(b)  Consent of KPMG Peat Marwick LLP is filed herewith.

         (11)(c)  Consent of Price Waterhouse, LLP is filed herewith.

         (11)(d)  Consent of Ropes & Gray is filed herewith.

         (12)     None.

         (13) Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) of the Registrant's Pre-Effective Amendment No. 2 (filed July 18, 1985) to Registrant's Registration Statement on Form N-1A.

         (14)     None.

         (15)(a) Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class shares dated November 1, 1995, as amended February 29, 1996, between the Registrant and The One Group Services Company is incorporated by reference to Exhibit
                  (15)(a) to Post-Effective Amendment No. 37 (filed June 13,
                  1996) to the Registrant's Registration Statement on Form N-1A.


         (15)(b) Revised Schedule A to the Re-Executed Distribution and Shareholder Services Plan Class A and Service Class shares between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 40 (filed August 29, 1996) to the Registrant's Registration Statement on Form N-1A.

         (15)(c) Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended February 20, 1997, between the Registrant and The One Group Services Company is filed herewith


         (16) Schedules for computation of performance quotations for the Funds provided in the Registration Statement in response to
                  Item 22 of Form N-1A are incorporated herein by reference to
                  Exhibit 16 to Post-Effective Amendment No. 31 (filed April 29,
                  1994) to the Registrant's Registration Statement on Form N-1A.

         (17)     Financial data schedules for:

17.1    Prime Money Market                       Fiduciary          12/31/96
17.2    Prime Money Market                       Class A            12/31/96
17.3    U.S. Treasury Securities
          Money Market                           Fiduciary          12/31/96
17.4    U.S. Treasury Securities
          Money Market                           Class A            12/31/96
17.5    Municipal Money Market                   Fiduciary          12/31/96
17.6    Municipal Money Market                   Class A            12/31/96
17.7    Income Equity Fund                       Fiduciary          12/31/96
17.8    Income Equity Fund                       Class A            12/31/96
17.9    Income Equity Fund                       Class B            12/31/96
17.10   Income Bond                              Fiduciary          12/31/96
17.11   Income Bond                              Class A            12/31/96
17.12   Income Bond                              Class B            12/31/96
17.13   Intermediate Tax-Free Bond               Fiduciary          12/31/96
17.14   Intermediate Tax-Free Bond               Class A            12/31/96
17.15   Intermediate Tax-Free Bond               Class B            12/31/96
17.16   Disciplined Value Fund                   Fiduciary          12/31/96
17.17   Disciplined Value Fund                   Class A            12/31/96
17.18   Disciplined Value Fund                   Class B            12/31/96
17.19   Growth Opportunities Fund                Fiduciary          12/31/96
17.20   Growth Opportunities Fund                Class A            12/31/96
17.21   Growth Opportunities Fund                Class B            12/31/96
17.22   Limited Volatility Bond                  Fiduciary          12/31/96
17.23   Limited Volatility Bond                  Class A            12/31/96
17.24   Limited Volatility Bond                  Class B            12/31/96
17.25   Equity Index Fund                        Fiduciary          12/31/96
17.26   Equity Index Fund                        Class A            12/31/96
17.27   Equity Index Fund                        Class B            12/31/96
17.28   Large Company Value Fund                 Fiduciary          12/31/96
17.29   Large Company Value Fund                 Class A            12/31/96
17.30   Large Company Value Fund                 Class B            12/31/96
17.31   Ohio Municipal Bond                      Fiduciary          12/31/96
17.32   Ohio Municipal Bond                      Class A            12/31/96
17.33   Ohio Municipal Bond                      Class B            12/31/96
17.34   International Equity
          Index Fund                             Fiduciary          12/31/96

 17.35   International Equity
           Index Fund                             Class A            12/31/96
 17.36   International Equity
           Index Fund                             Class B            12/31/96
 17.37   Treasury Only Money
           Market Fund                            --                 12/31/96
 17.38   Government Money
           Market Fund                            --                 12/31/96
 17.39   Asset Allocation Fund                    Fiduciary          12/31/96
 17.40   Asset Allocation Fund                    Class A            12/31/96
 17.41   Asset Allocation Fund                    Class B            12/31/96
 17.42   Government Bond                          Fiduciary          12/31/96
 17.42   Government Bond                          Class A            12/31/96
 17.42   Government Bond                          Class B            12/31/96
 17.43   Government ARM                           Fiduciary          12/31/96
 17.44   Government ARM                           Class A            12/31/96
 17.45   Government ARM                           Class B            12/31/96
 17.46   Municipal Income Fund                    Fiduciary          12/31/96
 17.47   Municipal Income Fund                    Class A            12/31/96
 17.48   Municipal Income Fund                    Class B            12/31/96
 17.49   Ohio Municipal
           Money Market                           Fiduciary          12/31/96
 17.50   Ohio Municipal
           Money Market                           Class A            12/31/96
 17.51   Intermediate Bond                        Fiduciary          12/31/96
 17.52   Intermediate Bond                        Class A            12/31/96
 17.53   Intermediate Bond                        Class B            12/31/96
 17.54   Large Company Growth
           Fund                                   Fiduciary          12/31/96
 17.55   Large Company Growth
           Fund                                   Class A            12/31/96
 17.56   Large Company Growth
           Fund                                   Class B            12/31/96
 17.57   Kentucky Municipal Bond                  Fiduciary          12/31/96
 17.58   Kentucky Municipal Bond                  Class A            12/31/96
 17.59   Kentucky Municipal Bond                  Class B            12/31/96
 17.60   Louisiana Municipal Bond                 Fiduciary          12/31/96
 17.61   Louisiana Municipal Bond                 Class A            12/31/96
 17.62   Louisiana Municipal Bond                 Class B            12/31/96
 17.63   Value Growth                             Fiduciary          12/31/96
 17.64   Value Growth                             Class A            12/31/96
 17.65   Value Growth                             Class B            12/31/96
 17.66   Gulf South Growth                        Fiduciary          12/31/96
 17.67   Gulf South Growth                        Class A            12/31/96
 17.68   Gulf South Growth                        Class B            12/31/96


         (18)(a) Multiple Class Plan for The One Group(R)adopted by the Board of Trustees on May 22, 1995 as amended February 20, 1997 is filed herewith.

Item 25.          Persons Controlled by or under Common Control with Registrant

                  As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 26.          Number of Holders of Securities


                  As of April 9, 1997 the number of record holders of each series of Fiduciary Class shares of the Registrant were as follows:



                                                        Number of Record
Title of Series                                              Holders
---------------                                         ----------------
Prime Money Market Fund                                        434

U.S. Treasury Securities                                        73
  Money Market Fund

Municipal Money Market Fund                                     26

Income Equity Fund                                             207

Income Bond Fund                                               158

Growth Opportunities Fund                                      244

Disciplined Value Fund                                         149

Limited Volatility Bond Fund                                   145

International Equity Index Fund                                108

Intermediate Tax-Free Bond Fund                                 24

Equity Index Fund                                              156

Large Company Value Fund                                        96

Ohio Municipal Bond Fund                                        20

Ohio Municipal                                                   7
  Money Market Fund

Kentucky Municipal Bond Fund                                     8

Texas Tax-Free Bond Fund                                         0

West Virginia Municipal Bond Fund                                4

Asset Allocation Fund                                           73

Ultra Short-Term Income Fund                                    40

Government Bond Fund                                           117

Municipal Income Fund                                           33

Intermediate Bond Fund                                          84

Arizona Municipal Bond Fund                                      3

Large Company Growth Fund                                      211

Louisiana Municipal Bond Fund                                    7

Value Growth Fund                                               35

Gulf South Growth Fund                                          31

Income Fund                                                      0

Investor Conservative Growth Fund                               12

Investor Growth Fund                                            13

Investor Balanced Fund                                          12

Investor Fixed Income Fund                                       0

Investor Aggressive Growth Fund                                  0

Investor Growth & Income Fund                                   10

Treasury & Agency Fund                                           7



As of April 9, 1997 the number of record holders of each series of Class A Shares of the Registrant were as follows:



                                                       Number of Record
Title of Series                                             Holders
---------------                                        ----------------
Prime Money Market Fund                                     18,396

U.S. Treasury Securities                                    69,025
  Money Market Fund

Municipal Money Market Fund                                  1,252

Income Equity Fund                                           5,998

Income Bond Fund                                               686


Growth Opportunities Fund                                    5,618

Disciplined Value Fund                                       3,232

Limited Volatility Bond Fund                                 1,204

International Equity Index Fund                              1,683

Intermediate Tax-Free Bond Fund                                148

Equity Index Fund                                            9,057

Large Company Value Fund                                       934

Ohio Municipal Bond Fund                                       406

Ohio Municipal                                                 930
   Money Market Fund

Kentucky Municipal Bond Fund                                   221

Texas Tax-Free Bond Fund                                         0

West Virginia Municipal Bond Fund                                5

Asset Allocation Fund                                        2,595

Ultra Short-Term Income Fund                                   122

Government Bond Fund                                         2,091

Municipal Income Fund                                          701

Intermediate Bond Fund                                       1,011

Arizona Municipal Bond Fund                                      3

Large Company Growth Fund                                   12,427

Louisiana Municipal Bond Fund                                1,290

Value Growth Fund                                            4,248

Gulf South Growth Fund                                       2,633

Income Fund                                                      0

Investor Conservative Growth Fund                               29

Investor Growth Fund                                           120


Investor Balanced Fund                                          42

Investor Fixed Income Fund                                       0

Investor Aggressive Growth Fund                                  0

Investor Growth & Income Fund                                   87

Treasury & Agency Fund                                           0



As of April 9, 1997 the number of record holders of each series of Service Class Shares of the Registrant were as follows:


                                                        Number of Record
Title of Series                                              Holders
---------------                                         ----------------
Prime Money Market Fund                                          0

U.S. Treasury Securities                                         0
  Money Market Fund


As of April 9, 1997 the number of record holders of each series of Class B Shares (CDSC) of the Registrant were as follows:



                                                         Number of Record
Title of Series                                               Holders
---------------                                          ----------------
Prime Money Market Fund                                         30

U.S. Treasury Securities Money                                  11
  Market Fund

Income Equity Fund                                           6,951

Income Bond Fund                                               856

Growth Opportunities Fund                                    6,793

Disciplined Value Fund                                       3,004

Limited Volatility Bond Fund                                   484

International Equity Index Fund                              2,199

Intermediate Tax-Free Bond Fund                                 90

Equity Index Fund                                           16,712


Large Company Value Fund                                     1,404
Ohio Municipal Bond Fund                                       465

Kentucky Municipal Bond Fund                                    87

Texas Tax-Free Bond Fund                                         0

West Virginia Municipal Bond Fund                                9

Asset Allocation Fund                                        3,864

Ultra Short-Term Income Fund                                   129

Government Bond Fund                                         1,057

Municipal Income Bond Fund                                   1,039

Intermediate Bond Fund                                         874

Arizona Municipal Bond Fund                                      2

Large Company Growth Fund                                   14,943

Louisiana Municipal Bond Fund                                  176

Value Growth Fund                                            1,444

Gulf South Growth Fund                                         913

Income Fund                                                      0

Investor Conservative Growth Fund                               57

Investor Growth Fund                                           277

Investor Balanced Fund                                         144

Investor Fixed Income Fund                                       0

Investor Aggressive Growth Fund                                  0

Investor Growth & Income Fund                                  193

Treasury & Agency Fund                                           0

As of April 9, 1997 the number of record holders of each of the Institutional Money Market Funds of the Registrant were as follows:


                                                        Number of Record
Title of Series                                              Holders
---------------                                         ----------------
Treasury Only Money Market Fund                                 12

Government Money Market Fund                                    11

Institutional Prime Money Market Fund                            1

Treasury Money Market                                            0

Tax-Exempt Money Market                                          0


As of April 9, 1997 the number of record holders of each series of Class C Shares of the Registrant were as follows:


                                                         Number of Record
Title of Series                                              Holders
---------------                                          ----------------
Investor Conservative Growth Fund                               0

Investor Growth Fund                                            0

Investor Balanced Fund                                          0

Investor Fixed Income Fund                                      0

Investor Aggressive Growth Fund                                 0

Investor Growth & Income Fund                                   0

Item 27.                   Indemnification

                           Article IX, Section 9.2 of the Registrant's
                           Declaration of Trust, incorporated as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Group's principal underwriter, custodians, investment advisers, administrator, and transfer agents is provided for in the Group's respective Agreements with those service providers as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, the Group has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.                   Business and Other Connections of Investment Advisers

                           Banc One Investment Advisors Corporation ("Banc One Advisors") performs investment advisory services for all of the Funds of the Group. Boston International Advisors, Inc. performs investment sub-advisory services for the International Equity Index Fund.

                           Banc One Advisors is an indirect wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION now operates affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

                           To the knowledge of Registrant, none of the directors or officers of Banc One Advisors or Boston International Advisors, Inc., except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of Banc One Advisors and Boston International Advisors, Inc. who are engaged in any other business, profession, vocation or employment of a substantial nature.

                                Banc One Advisors


                             Position(s)
                             Held with Banc               Principal
Name and Address             One Advisors                 Occupation
----------------             --------------               ----------
Michael J. McMennamin        Director                     Executive Vice President and Chief
                                                          Financial Officer BANC ONE
                                                          CORPORATION

Frederick L. Cullen          Director                     Chairman and Chief Executive Officer, Bank
                                                          One, Columbus, NA and President and
                                                          Chief Operating Officer, Banc One Ohio
                                                          Corporation

David R. Meuse               Director                     Chairman and Chief Executive Officer, Banc
                                                          One Capital Holdings Corporation

Garrett Jamison              Director                     Senior Managing Director, Banc One
                                                          Investment Management and Trust Group

Geoff Von Kuhn               Director                     Senior Managing Director, Banc One
                                                          Investment Management and Trust Group

Michael V. Wible             Secretary                    Senior Attorney, BANC ONE CORPORATION

David J. Kundert             Chairman and Chief           Chairman and Chief Executive Officer, Banc
                             Executive Officer            One Investment Management and Trust
                                                          Group


The principal business address of the principal executive officer and directors of Banc One Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.




                   Independence International Associates, Inc.



         Independence International Advisors, Inc. ("IIA") is the Sub-Investment Advisor to the International Equity Index Fund. IIA, a corporation organized under the laws of Massachusetts, provides investment advice to institutional and investment company clients. Information regarding the firm's ownership and other business connections of the officers and directors is listed on the Form ADV filed by IIA with the SEC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-28785), the text of which is hereby incorporated by reference.



Item 29. Principal Underwriters

         (a) The One Group Services Company acts as administrator and distributor for each of the Fund's Portfolios.

         (b) The directors and officers of The One Group Services Company are set forth below. The business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.

Name and Principal         Positions and Offices              Positions and Offices
Business Address           with The One Group                    with Registrant
------------------         Services Company                      ---------------
                           ---------------------
Lynn J. Mangum             Chairman and Chief                         None
                           Executive Officer

Robert J. McMullen         Executive Vice President                   None
                           and Director

Dennis Sheehan             Senior Vice President                      None

Kevin J. Dell              Vice President/Secretary/                  None
                           General Counsel

Michael D. Burns           Vice President/Compliance Officer          None

Annamaria Porcaro          Assistant Secretary                        None

Robert Tuch                Assistant Secretary                        None

Stephen G. Mintos          Executive Vice President/                  None
                           Chief Operating Officer

George Martinez            Senior Vice President                      Secretary

Dale Smith                 Vice President/                            None
                           Chief Financial Officer

John Gilliam               Vice President                             None

Mark Dillon                President                                  President

Mark J. Ryberczyk          Senior Vice President                      None

Mark S.  Redman            Vice President                             Vice President and
                                                                      Treasurer


         (c)   Not applicable.

Item 30.          Location of Accounts and Records


                  (1) Banc One Investment Advisors Corporation, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser and Sub-Administrator).



                  (2) Independence International Advisors, Inc., 75 State Street, Boston, MA 02109 (records relating to its functions as Sub-Investment Adviser to the International Equity Index Fund).


                  (3) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Distributor for all funds).

                  (4) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Administrator for all funds).

                  (5) State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, MA 02205-9087 (records relating to its functions as custodian and transfer agent to all funds).

                  (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Declaration of Trust, Code of Regulations, and Minute Books).

Item 31.              Management Services

                      N/A.

Item 32.              Undertakings

                      The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                      The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant's latest annual report to shareholders relating to that fund upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certified that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C. on the 18th day of April, 1997.


                                                The One Group(R)
                                                (Registrant)


                                                By: /s/ Mark Dillon
                                                   -----------------------------
                                                     *Mark Dillon

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                               Title               Date
---------                               -----               ----


/s/ Mark Dillon                         President           April 18
-----------------------------
* Mark Dillon

/s/ Peter C. Marshall                   Trustee             April 18
-----------------------------
*Peter C. Marshall

/s/  Charles I. Post                    Trustee             April 18
-----------------------------
*Charles I. Post

/s/  John S. Randall                    Trustee             April 18
-----------------------------
*John S. Randall

/s/  Frederick W. Ruebeck               Trustee             April 18
-----------------------------
*Frederick W. Ruebeck



*By:  /s/ Alan G. Priest
     -----------------------------
        Alan G. Priest
       Attorney-in-Fact

                                  EXHIBIT INDEX

      Exhibit No.                Description
      -----------                -----------

         (5)(c) Sub-Investment Advisory Agreement dated October 1, 1996 between Banc One Investment Advisors Corporation and Independence International Associates, Inc.

         (10)     Opinion and Consent of Counsel.

         (11)(a)  Consent of Coopers & Lybrand, L.L.P.

         (11)(b)  Consent of KPMG Peat Marwick, LLP.

         (11)(c)  Consent of Price Waterhouse, LLP.

         (11)(d)  Consent of Ropes & Gray.

         (15)(c) Amended Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended February 20, 1997, between the Registrant and The One Group Services Company.

         (18)(a) Form of Multiple Class Plan for The One Group(R) adopted by the Board of Trustees on May 22, 1995 as amended February 20, 1997 is filed herewith.

         (17)     Financial data schedules for:



27.1        Prime Money Market                      Fiduciary           12/31/96
27.2        Prime Money Market                      Class A             12/31/96
27.3        U.S. Treasury Securities
              Money Market                          Fiduciary           12/31/96
27.4        U.S. Treasury Securities
              Money Market                          Class A             12/31/96
27.5        Municipal Money Market                  Fiduciary           12/31/96
27.6        Municipal Money Market                  Class A             12/31/96
27.7        Income Equity Fund                      Fiduciary           12/31/96
27.8        Income Equity Fund                      Class A             12/31/96
27.9        Income Equity Fund                      Class B             12/31/96
27.10       Income Bond                             Fiduciary           12/31/96
27.11       Income Bond                             Class A             12/31/96
27.12       Income Bond                             Class B             12/31/96
27.13       Intermediate Tax-Free Bond              Fiduciary           12/31/96
27.14       Intermediate Tax-Free Bond              Class A             12/31/96
27.15       Intermediate Tax-Free Bond              Class B             12/31/96
27.16       Disciplined Value Fund                  Fiduciary           12/31/96
27.17       Disciplined Value Fund                  Class A             12/31/96
27.18       Disciplined Value Fund                  Class B             12/31/96
27.19       Growth Opportunities Fund               Fiduciary           12/31/96
27.20       Growth Opportunities Fund               Class A             12/31/96


27.21       Growth Opportunities Fund               Class B             12/31/96
27.22       Limited Volatility Bond                 Fiduciary           12/31/96
27.23       Limited Volatility Bond                 Class A             12/31/96
27.24       Limited Volatility Bond                 Class B             12/31/96
27.25       Equity Index Fund                       Fiduciary           12/31/96
27.26       Equity Index Fund                       Class A             12/31/96
27.27       Equity Index Fund                       Class B             12/31/96
27.28       Large Company Value Fund                Fiduciary           12/31/96
27.29       Large Company Value Fund                Class A             12/31/96
27.30       Large Company Value Fund                Class B             12/31/96
27.31       Ohio Municipal Bond                     Fiduciary           12/31/96
27.32       Ohio Municipal Bond                     Class A             12/31/96
27.33       Ohio Municipal Bond                     Class B             12/31/96
27.34       International Equity
              Index Fund                            Fiduciary           12/31/96
27.35       International Equity
              Index Fund                            Class A             12/31/96
27.36       International Equity
              Index Fund                            Class B             12/31/96
27.37       Treasury Only Money
              Market Fund                           --                  12/31/96
27.38       Government Money
              Market Fund                           --                  12/31/96
27.39       Asset Allocation Fund                   Fiduciary           12/31/96
27.40       Asset Allocation Fund                   Class A             12/31/96
27.41       Asset Allocation Fund                   Class B             12/31/96
27.42       Government Bond                         Fiduciary           12/31/96
27.42       Government Bond                         Class A             12/31/96
27.42       Government Bond                         Class B             12/31/96
27.43       Government ARM                          Fiduciary           12/31/96
27.44       Government ARM                          Class A             12/31/96
27.45       Government ARM                          Class B             12/31/96
27.46       Municipal Income Fund                   Fiduciary           12/31/96
27.47       Municipal Income Fund                   Class A             12/31/96
27.48       Municipal Income Fund                   Class B             12/31/96
27.49       Ohio Municipal
27.50       Ohio Municipal
              Money Market                          Class A             12/31/96
27.51       Intermediate Bond                       Fiduciary           12/31/96
27.52       Intermediate Bond                       Class A             12/31/96
27.53       Intermediate Bond                       Class B             12/31/96
27.54       Large Company Growth
              Fund                                  Fiduciary           12/31/96
27.55       Large Company Growth
              Fund                                  Class A             12/31/96
27.56       Large Company Growth
              Fund                                  Class B             12/31/96
27.57       Kentucky Municipal Bond                 Fiduciary           12/31/96
27.58       Kentucky Municipal Bond                 Class A             12/31/96
27.59       Kentucky Municipal Bond                 Class B             12/31/96
27.60       Louisiana Municipal Bond                Fiduciary           12/31/96


27.61       Louisiana Municipal Bond                Class A             12/31/96
27.62       Louisiana Municipal Bond                Class B             12/31/96
27.63       Value Growth                            Fiduciary           12/31/96
27.64       Value Growth                            Class A             12/31/96
27.65       Value Growth                            Class B             12/31/96
27.66       Gulf South Growth                       Fiduciary           12/31/96
27.67       Gulf South Growth                       Class A             12/31/96
27.68       Gulf South Growth                       Class B             12/31/96